UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market ETF
Ticker: JMMF - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market ETF (the "Fund") for the period of December 10, 2025 (fund inception) to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market ETF	$3	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$54,055,370
Total number of portfolio holdings	44
Total advisory fees paid	$18,368
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	14.3
8–30 calendar days	47.9
31–60 calendar days	15.8
61–90 calendar days	4.4
91–180 calendar days	13.9
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMMF-226
JPMorgan 100% U.S. Treasury Securities Money Market ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Active Bond ETF
Ticker: JBND - New York Stock Exchange LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Bond ETF	$25	0.24%
How did the Fund Perform?
The Fund returned 7.20% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to performance relative to the Index.
  The Fund’s underweight to Treasuries and subsequent overweight to Non-Agency MBS and CMBS contributed to relative performance.
  Security selection, especially within securitized credit, Agency MBS and investment-grade credit, contributed to relative performance.
  The Fund’s underweight to investment-grade credit and overweight to ABS detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Bond ETF - Net Asset Value	October 11, 2023	7.20%	8.70%
Bloomberg U.S. Aggregate Index		6.26	7.14
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg U.S. Aggregate Index from October 11, 2023 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$6,689,803,211
Total number of portfolio holdings	1,519
Portfolio turnover rate	42%
Total advisory fees paid	$8,239,302
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JBND-226
JPMorgan Active Bond ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Active High Yield ETF

Ticker: JPHY - New York Stock Exchange LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active High Yield ETF (the "Fund") for the period of June 24, 2025 (fund inception) to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active High Yield ETF	$31	0.45%
*	This charge is annualized.
How did the Fund Perform?
The Fund returned 5.08% for the period from Fund inception to February 28, 2026. The Bloomberg U.S. Aggregate Index returned 5.44% and the ICE BofA US High Yield Constrained Index (the "Index") returned 5.06% for the period.
  The Fund outperformed the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis, the Fund’s largest contributor to returns was security selection within the media entertainment, technology and independent energy sectors.
  The Fund’s largest detraction from returns was security selection within the healthcare, cable satellite and transportation sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Active High Yield ETF - Net Asset Value	June 24, 2025	5.08%
Bloomberg U.S. Aggregate Index		5.44
ICE BofA US High Yield Constrained Index		5.06
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA US High Yield Constrained Index from June 24, 2025 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA US High Yield Constrained Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$2,152,199,834
Total number of portfolio holdings	509
Portfolio turnover rate	19%
Total advisory fees paid	$6,383,707
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHY-226
JPMorgan Active High Yield ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF

Ticker: BBRE - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders MSCI US REIT ETF	$11	0.11%
How did the Fund Perform?
The Fund returned 7.63% for the twelve months ended February 28, 2026. The MSCI USA Index returned 16.57% and the MSCI US REIT Custom Capped Index (the "Index") returned 7.81% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributor to returns was its allocations to health care REITs, while its largest detractor from returns was its allocation to residential REITs.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value	June 15, 2018	7.63%	7.50%	7.04%
MSCI USA Index		16.57	13.58	14.22
MSCI US REIT Custom Capped Index		7.81	7.64	7.17
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the MSCI USA Index and the MSCI US REIT Custom Capped Index from June 15, 2018 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index and the MSCI US REIT Custom Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective benchmarks, if applicable. The MSCI USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the USA. The MSCI US REIT Custom Capped Index is designed to measure the performance of the US equity REIT market across all market capitalizations. It starts with the universe and weightings of stocks in the MSCI US REIT Index and applies certain investment limits designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the MSCI US REIT Custom Capped Index, from exceeding a maximum of 25% of the MSCI US REIT Custom Capped Index. Investors cannot invest directly in an index.
For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$1,113,652,004
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Total advisory fees paid	$1,028,871
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBRE-226
JPMorgan BetaBuilders MSCI US REIT ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

Ticker: BBAG - Cboe BZX Exchange, Inc. (Prior to April 16, 2026, NYSE Arca. Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$3	0.03%
How did the Fund Perform?
The Fund returned 6.23% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were allocations to the investment grade credit and commercial mortgage-backed securities sectors, while the largest detractor from returns was an allocation to the agency mortgage sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value	December 12, 2018	6.23%	0.31%	2.14%
Bloomberg U.S. Aggregate Index		6.26	0.42	2.32
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg U.S. Aggregate Index from December 12, 2018 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$1,157,130,245
Total number of portfolio holdings	1,754
Portfolio turnover rate	76%
Total advisory fees paid	$328,035
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBAG-226
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

Ticker: BBSB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$4	0.04%
How did the Fund Perform?
The Fund returned 4.70% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE US Treasury 1-3 Year Bond Index (the "Index") returned 4.73% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s contribution to returns was primarily driven by security selection within the U.S. Treasury sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value	April 19, 2023	4.70%	4.42%
Bloomberg U.S. Aggregate Index		6.26	4.63
ICE US Treasury 1-3 Year Bond Index		4.73	4.46
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 1-3 Year Bond Index from April 19, 2023 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 1-3 Year Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE U.S. Treasury 1-3 Year Bond Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than one year and less than or equal to three years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$35,096,174
Total number of portfolio holdings	92
Portfolio turnover rate	62%
Total advisory fees paid	$12,392
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBSB-226
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

Ticker: BBLB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$4	0.04%
How did the Fund Perform?
The Fund returned 2.69% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE US Treasury 20+ Year Bond Index (the "Index") returned 2.69% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s contribution to returns was primarily driven by security selection within the U.S. Treasury sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value	April 19, 2023	2.69%	(0.63)%
Bloomberg U.S. Aggregate Index		6.26	4.63
ICE US Treasury 20+ Year Bond Index		2.69	(0.64)
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 20+ Year Bond Index from April 19, 2023 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 20+ Year Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE U.S. Treasury 20+ Year Bond Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than or equal to twenty years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$6,207,866
Total number of portfolio holdings	41
Portfolio turnover rate	19%
Total advisory fees paid	$3,460
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBLB-226
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

Ticker: BBIB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$4	0.04%
How did the Fund Perform?
The Fund returned 6.45% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE US Treasury 3-10 Year Bond Index Total Return in USD (the "Index") returned 6.46% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s contribution to returns was primarily driven by security selection within the U.S. Treasury sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value	April 19, 2023	6.45%	4.23%
Bloomberg U.S. Aggregate Index		6.26	4.63
ICE US Treasury 3-10 Year Bond Index Total Return in USD		6.46	4.25
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD from April 19, 2023 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than three years and less than or equal to ten years. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$26,166,471
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid	$9,314
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBIB-226
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Ticker: BBHY - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$7	0.07%
How did the Fund Perform?
The Fund returned 7.00% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE BofA US High Yield Index (the "Index") returned 7.02% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  Compared to the Index, retailers, cable satellite and industrial/other sectors detracted from the Fund’s performance. Relative underperformance was partially offset by the midstream, consumer products and wireless sectors.
  The Fund generally maintains similar sector weightings to the Index, with modest deviations in certain subsectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value	September 14, 2016	7.00%	4.25%	4.91%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.76
ICE BofA US High Yield Index		7.02	4.51	5.45
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA US High Yield Total Return Index from September 14, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA US High Yield Total Return Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE BofA US High Yield Total Return Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$625,175,313
Total number of portfolio holdings	1,560
Portfolio turnover rate	31%
Total advisory fees paid	$431,182
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBHY-226
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Ticker: BBCB - Cboe BZX Exchange, Inc. (Prior to April 16, 2026, NYSE Arca. Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund Perform?
The Fund returned 6.58% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Corporate Bond Index (the "Index") returned 6.58% for the twelve months ended February 28, 2026.
  As designed, the Fund delivered returns closely corresponding to the Index, driven largely by neutral positioning across sector, duration and credit quality.
  The Fund’s security selection in the financials and communications sectors contributed positively to performance relative to the Index. However, the Fund’s security selection in the transportation and utility sectors detracted from relative performance.
  The Fund’s security selection within BBB-rated bonds contributed to returns relative to the Index. Conversely, the Fund’s security selection within A-rated bonds detracted from relative returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value	December 12, 2018	6.58%	0.74%	3.34%
Bloomberg U.S. Aggregate Index		6.26	0.42	2.32
Bloomberg U.S. Corporate Bond Index		6.58	0.81	3.47
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Bond Index from December 12, 2018 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Corporate Bond Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$44,033,062
Total number of portfolio holdings	1,187
Portfolio turnover rate	27%
Total advisory fees paid	$15,717
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBCB-226
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Core Plus Bond ETF
Ticker: JCPB - New York Stock Exchange LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond ETF	$39	0.37%
How did the Fund Perform?
The Fund returned 7.13% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s allocation to securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  The Fund’s allocation to high yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF - Net Asset Value	January 28, 2019	7.13%	1.51%	3.17%
Bloomberg U.S. Aggregate Index		6.26	0.42	2.16
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg U.S. Aggregate Index from January 28, 2019 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$10,608,913,398
Total number of portfolio holdings	2,596
Portfolio turnover rate	58%
Total advisory fees paid	$28,484,521
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPB-226
JPMorgan Core Plus Bond ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Flexible Debt ETF
Ticker: JFLX - NYSE Arca
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Flexible Debt ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Flexible Debt ETF	$47	0.45%
How did the Fund Perform?
The Fund returned 7.44% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products contributed to relative performance. The Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s allocation to investment-grade credit contributed to relative performance as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  The Fund’s exposure to emerging markets debt contributed to relative performance, led by its allocation to local currency bonds.
  High yield contributed to relative performance, as risk-on sentiment largely prevailed throughout the year.
  The Fund’s duration positioning modestly contributed, while its foreign exchange exposure marginally detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Flexible Debt ETF - Net Asset Value	November 1, 2011*	7.44%	3.97%	4.23%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Flexible Debt ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Unconstrained Debt Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on September 26, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is March 15, 2019. Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares' lower expenses than those of the Acquired Fund’s Class R6 Shares. In addition, had the Acquired Fund been structured as an exchange traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on September 26, 2025, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Flexible Debt ETF, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$1,289,356,422
Total number of portfolio holdings	1,576
Portfolio turnover rate	144%
Total advisory fees paid	$4,722,256
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan Unconstrained Debt Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on September 26, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 1, 2011.
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to give it additional flexibility, it will be able to invest up to 5% in Sukuks and the prospectus disclosure related to the Acquired Fund investing a significant amount of its assets in sub-prime mortgage-related securities was removed.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLX-226
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan High Yield Municipal ETF
Ticker: JMHI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Municipal ETF	$34	0.34%
How did the Fund Perform?
The Fund returned 3.94% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg High Yield Municipal Bond Index (the "Index") returned 3.11%, and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index returned 4.32% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the intermediate duration/replaced principal (IDR/PCR) sector detracted from relative performance as this sector underperformed for the year.
  The Fund’s underweight to AA-rated bonds also detracted from relative performance as they outperformed for the year.
  The Fund’s overweight to the hospital sector contributed to relative performance as this sector outperformed for the year.
  The overweight to A-rated bonds also contributed to relative performance as they outperformed for the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Municipal ETF - Net Asset Value	September 17, 2007*	3.94%	0.97%	2.48%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg High Yield Municipal Bond Index		3.11	2.52	4.45
Bloomberg 65% High Grade Index / 35% High Yield Total Return Index		4.32	1.82	3.15
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The Fund acquired the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 14, 2023 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is September 17, 2007.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Acquired Fund’s Class R6 Shares and Class I Shares. Had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the  Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg High Yield Municipal Bond Index and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index from February 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index, the Bloomberg High Yield Municipal Bond Index and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Bloomberg 65% High Grade Index / 35% High Yield Total Return Index is an unmanaged index of investment and non-investment-grade bonds, with a 65% weighting in the Bloomberg U.S. Municipal Index and a 35% weighting to the Bloomberg Municipal High Yield Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$257,513,173
Total number of portfolio holdings	204
Portfolio turnover rate	52%
Total advisory fees paid	$736,596
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMHI-226
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Income ETF
Ticker: JPIE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income ETF	$40	0.39%
How did the Fund Perform?
The Fund returned 6.73% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities, agency mortgage-backed securities (MBS) and non-agency MBS. Asset-backed securities also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield also contributed, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positioning was the sole detractor from relative performance over the period, amid heightened rate and foreign currency volatility.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Income ETF - Net Asset Value	October 28, 2021	6.73%	3.66%
Bloomberg U.S. Aggregate Index		6.26	0.36
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg U.S. Aggregate Index from October 28, 2021 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$8,268,148,172
Total number of portfolio holdings	2,469
Portfolio turnover rate	157%
Total advisory fees paid	$19,596,851
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIE-226
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Inflation Managed Bond ETF
Ticker: JCPI - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Inflation Managed Bond ETF	$26	0.25%
How did the Fund Perform?
The Fund returned 5.98% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the Bloomberg 1-10 Year U.S. TIPS Index (the "Index") returned 5.79%, and the Bloomberg U.S. Intermediate Aggregate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s duration positioning contributed positively to performance over the period, as the Fund tactically adjusted rates exposure while keeping an overweight versus the Index.
  The Fund’s allocation to investment grade corporate bonds contributed positively to performance over the period.
  The Fund’s allocation to agency mortgages, including agency pass‑throughs and collateralized mortgage obligations, contributed positively to performance over the period.
  The Fund’s allocation to securitized credit, led by asset-backed securities (primarily in autos) and commercial mortgage-backed securities (primarily in single-family rentals) contributed positively to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Inflation Managed Bond ETF - Net Asset Value	November 30, 2010*	5.98%	2.81%	3.12%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-10 Year U.S. TIPS Index		5.79	2.81	3.24
Bloomberg U.S. Intermediate Aggregate Index		6.58	1.16	2.04
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The Fund acquired the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to April 8, 2022 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 30, 2010.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Acquired Fund’s Class R6 Shares. Had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value ("NAV") per share of the Acquired Fund's Class R6 Shares rather than on market-determined prices. Prior to the Fund’s listing on April 11, 2022, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index from February 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index, the Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$795,917,495
Total number of portfolio holdings	762
Portfolio turnover rate	81%
Total advisory fees paid	$2,089,538
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPI-226
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan International Bond Opportunities ETF
Ticker: JPIB -  New York Stock Exchange LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Bond Opportunities ETF	$51	0.50%
How did the Fund Perform?
The Fund returned 7.85% for the twelve months ended February 28, 2026. The Bloomberg Multiverse ex-USA (USD Hedged) Index (the "Index") returned 4.29% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to relative performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to relative performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  The Fund’s duration positioning contributed to relative performance, along with its FX exposure.
  The Fund’s minor allocation to securitized products marginally added to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF - Net Asset Value	April 5, 2017	7.85%	3.28%	3.88%
Bloomberg Multiverse ex-USA (USD Hedged) Index		4.29	1.64	2.62
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the Bloomberg Multiverse ex-USA (USD Hedged) Index from April 5, 2017 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Multiverse ex-USA (USD Hedged) Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index. The Bloomberg Multiverse ex-USA (USD Hedged) Index is a measure of the global fixed income bond market that combines the Barclays Global Aggregate Index, which measures investment-grade debt from 24 different local currency markets, and the Barclays Global High Yield Index, which measures the global high yield fixed income markets. It excludes U.S. securities and is hedged to the U.S. dollar. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$1,800,997,756
Total number of portfolio holdings	1,105
Portfolio turnover rate	30%
Total advisory fees paid	$5,465,049
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIB-226
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Limited Duration Bond ETF
Ticker: JPLD - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Limited Duration Bond ETF	$24	0.24%
How did the Fund Perform?
The Fund returned 5.60% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 4.92% for the twelve months ended February 28, 2026.
  The ETF’s significant out-of-benchmark allocation to the securitized sector was the primary driver of excess returns, with agency RMBS, ABS, CMBS, non-agency mortgages, and CLOs all contributing positively during the period.
  The ETF’s underweight allocation to investment grade corporate bonds modestly detracted from performance.
  The absence of exposure to emerging markets slightly detracted from performance, as the benchmark included some exposure while the ETF did not.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Limited Duration Bond ETF - Net Asset Value	February 22, 2005	5.60%	3.29%	2.87%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		4.92	2.12	2.10
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The Fund acquired the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 28, 2023 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is February 22, 2005.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Acquired Fund’s Class R6 Shares. Had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from February 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$3,588,883,397
Total number of portfolio holdings	648
Portfolio turnover rate	53%
Total advisory fees paid	$4,431,883
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPLD-226
JPMorgan Flexible Debt ETF

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Mortgage-Backed Securities ETF
Ticker: JMTG - NYSE Arca
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities ETF	$25	0.24%
How did the Fund Perform?
The Fund returned 7.76% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. MBS Index (the "Index") returned 7.54% for the twelve months ended February 28, 2026.
  Mortgage-related securitized credit outperformed agency mortgage-backed securities (MBS) of the same duration. Mortgage-related securitized credit includes sectors such as non-agency MBS, non-agency commercial mortgage-backed securities (CMBS) and mortgage-related asset-backed securities.
  The Fund’s agency residential mortgage-backed securities (RMBS) outperformed the Fund’s agency CMBS securities over the period.
  Many of our specified pools, chosen for their more stable cash flows, struggled during this period of range-bound rates and decreasing fixed income volatility. In many cases, this meant that benchmark agency RMBS were able to outperform portfolio agency RMBS.
  Cash used to maintain liquidity within the Fund was a slight detractor from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities ETF - Net Asset Value	February 22, 2005*	7.76%	1.69%	2.64%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. MBS Index		7.54	0.68	1.63
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Mortgage-Backed Securities ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on June 27, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is February 22, 2005. Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares' lower expenses than those of the Acquired Fund’s Class R6 Shares. In addition, had the Acquired Fund been structured as an exchange traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on June 27, 2025, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Mortgage-Backed Securities ETF, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index from Febuary 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$6,621,239,591
Total number of portfolio holdings	2,498
Portfolio turnover rate	46%
Total advisory fees paid	$13,600,248
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on June 27, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is February 22, 2005.
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to give the Fund additional flexibility, private placements and zero-coupon securities were added as principal investment strategies and the 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase was removed.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMTG-226
JPMorgan High Yield Municipal ETF

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Municipal ETF
Ticker: JMUB -  New York Stock Exchange LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal ETF	$17	0.17%
How did the Fund Perform?
The Fund returned 4.72% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 5.61% for the twelve months ended February 28, 2026.
  The Fund’s underweight to the transportation sector took from performance as this sector outperformed.
  Being underweight AA-rated bonds hurt performance as this sector outperformed.
  The Fund’s overweight to housing bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to A-rated bonds boosted performance as they outperformed.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF - Net Asset Value	October 29, 2018	4.72%	1.73%	3.23%
Bloomberg US Municipal Index		4.96	1.44	2.84
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		5.61	1.74	2.85
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from October 29, 2018 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$7,123,684,953
Total number of portfolio holdings	1,840
Portfolio turnover rate	38%
Total advisory fees paid	$7,095,761
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
On July 30, 2025, shareholders of the JPMorgan National Municipal Income Fund approved the proposed Agreement and Plan of Reorganization, pursuant to which JPMorgan National Municipal Income Fund (the “Target Fund”) will transfer all of its assets and liabilities to the Fund (the “Acquiring Fund”) in exchange for the shares of the Acquiring Fund (the “Reorganization”). Additionally, at a meeting held on April 15, 2025, each of the Boards of Trustees of JPMorgan Trust I and J.P. Morgan Exchange-Traded Fund Trust (together, the “Board”) approved the Reorganization. The Reorganization was effective after the close of business on October 24, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class A, C, I and R6 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMUB-226
JPMorgan Income ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Realty Income ETF
Ticker: JPRE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Realty Income ETF	$51	0.50%
How did the Fund Perform?
The Fund returned 6.00% for the twelve months ended February 28, 2026. The S&P 500 Index returned 16.99%, the FTSE NAREIT All Equity REITs Index (the "Index") returned 7.41%, and the MSCI US REIT Index returned 9.27% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index. In terms of sector selection, being overweight to office REITs detracted from results, while being overweight to health care REITs contributed to results.
  The Fund’s security selection in the technology and healthcare sectors detracted from performance relative to the Index. The Fund’s security selection in the hotel and residential sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Realty Income ETF - Net Asset Value	May 15, 2006*	6.00%	6.82%	6.75%
S&P 500 Index		16.99	14.19	15.50
FTSE NAREIT All Equity REITs Index		7.41	6.41	7.26
MSCI US REIT Index		9.27	7.99	7.24
*	Inception date for Class R5 Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The Fund acquired the assets and liabilities of the JPMorgan Realty Income Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to May 20, 2022 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 2, 2015. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class R5 Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class R5 Shares. Inception date for the Acquired Fund’s Class R5 Shares is May 15, 2006.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Acquired Fund’s Class R6 Shares and Class R5 Shares. Had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value ("NAV") per share of the Acquired Fund's Class R6 Shares rather than on market-determined prices. Prior to the Fund’s listing on May 23, 2022, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the S&P 500 Index, the MSCI US REIT Index and the FTSE NAREIT All Equity REITs Index from February 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index, the MSCI US REIT Index and the FTSE NAREIT All Equity REITs Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, except specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the Index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Effective April 1, 2023, the Fund’s primary benchmark changed from the MSCI US REIT Index to the FTSE NAREIT All Equity REITs Index to more closely align the Fund’s primary benchmark to the current real estate landscape.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
The JPMorgan Realty Income ETF (the “JPMorgan Realty Income ETF”) has been developed solely by JPMorgan Chase Bank N.A. The JPMorgan Realty Income ETF is not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE NAREIT All Equity REITs Index (the “Index”) vest in FTSE and Nareit. “FTSE®” is a trade mark of the LSE Group and is used by FTSE International Limited (“FTSE”) under licence. “NAREIT®” is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan Realty Income ETF. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan Realty Income ETF or the suitability of the Index for the purpose to which it is being put by JPMorgan Chase Bank N.A.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy,completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive,consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$487,686,187
Total number of portfolio holdings	38
Portfolio turnover rate	113%
Total advisory fees paid	$2,675,054
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPRE-226
JPMorgan Inflation Managed Bond ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Short Duration Core Plus ETF
Ticker: JSCP - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus ETF	$34	0.33%
How did the Fund Perform?
The Fund returned 6.12% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities, commercial mortgage-backed securities  and asset-backed securities—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s lack of exposure to non-U.S. government-related credit detracted from performance. Additionally, underweight positions in non-financial, BBB-rated securities and industrials modestly weighed on returns.
  Cash used to maintain liquidity within the Fund along with duration and curve positioning were slight detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Short Duration Core Plus ETF - Net Asset Value	March 1, 2021	6.12%	2.64%
Bloomberg U.S. Aggregate Index		6.26	0.42
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2021 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$1,351,542,491
Total number of portfolio holdings	1,154
Portfolio turnover rate	72%
Total advisory fees paid	$2,780,198
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSCP-226
JPMorgan International Bond Opportunities ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Sustainable Municipal Income ETF
Ticker: JMSI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Sustainable Municipal Income ETF	$17	0.17%
How did the Fund Perform?
The Fund returned 4.94% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 5.61% for the twelve months ended February 28, 2026.
  The Fund’s overweight to housing bonds was additive to performance on the year as they outperformed.
  The Fund’s underweight to the long end of the curve, specifically the +10-year effective duration bucket, boosted performance as it underperformed on the year.
  The Fund’s underweight to the transportation sector detracted from performance as this sector outperformed on the year.
  Being underweight AA-rated bonds hurt performance, as they outperformed.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Sustainable Municipal Income ETF - Net Asset Value	February 9, 1993*	4.94%	1.47%	2.08%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		5.61	1.74	2.34
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The Fund acquired the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 14, 2023 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 6, 2017. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is February 9, 1993.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Acquired Fund’s Class R6 Shares and Class I Shares. Had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 29, 2016 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$366,020,660
Total number of portfolio holdings	270
Portfolio turnover rate	54%
Total advisory fees paid	$870,606
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSI-226
JPMorgan Limited Duration Bond ETF

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Ultra-Short Income ETF

Ticker: JPST - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Income ETF	$18	0.17%
How did the Fund Perform?
The Fund returned 4.72% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.04% for the twelve months ended February 28, 2026.
  The period was marked by notable volatility in bond markets, with the 2-year U.S. Treasury yield declining from 3.99% to 3.38%, as the Federal Reserve cut rates by 75 basis points (bps) in 2025, supporting a favorable environment for short-term fixed income.
  Credit spreads, measured by the Bloomberg US Corporate 1-3 Year Index option-adjusted spread (OAS), traded between 44 and 87 bps but finished the year unchanged at 51 bps. Spread volatility was primarily driven by Liberation Day and tariff concerns, though strong demand and solid fundamentals kept spreads stable.
  Relative to the Index, the Fund’s longer duration and higher income were the main drivers of positive relative performance. Out-of-index allocations to corporate debt, money market securities, collateralized loan obligations (CLOs) and asset-backed securities (ABS) added high-quality additional carry and diversification.
  Long spread-duration exposure added value, as the Fund capitalized on spread widening to purchase attractively priced credit, which tightened as robust demand absorbed new supply. Credit performance was further supported by steady earnings, leverage ratio steadiness and healthy balance sheets, despite increased capital expenditures and tariff pressure.
  Portfolio positioning remained defensive yet opportunistic, with the Fund maintaining a duration of 0.66–0.76 years and focusing on high-quality, investment-grade corporates, callable banks and floating-rate notes for carry and income. The Fund selectively added longer credit aligned with the rate outlook, while AAA-rated ABS and CLOs provided diversification and attractive spreads.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF - Net Asset Value	May 17, 2017	4.72%	3.49%	2.99%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.93
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.49
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the the Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from May 17, 2017 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$37,607,164,402
Total number of portfolio holdings	828
Portfolio turnover rate	63%
Total advisory fees paid	$57,452,618
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Financials
45.9
Asset-Backed Securities
10.6
Commercial Paper
10.0
Certificates of Deposits
3.5
Consumer Discretionary
3.2
Utilities
2.5
Industrials
2.3
Health Care
2.2
Information Technology
1.8
Consumer Staples
1.8
U.S. Treasury Obligations
1.8
Real Estate
1.6
Energy
1.0
Others (each less than 1.0%)
1.4
Other Short-Term Investments
10.4

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPST-226
JPMorgan Mortgage-Backed Securities ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Ultra-Short Municipal Income ETF
Ticker: JMST -  New York Stock Exchange LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Income ETF	$17	0.16%
How did the Fund Perform?
The Fund returned 3.22% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.49% for the twelve months ended February 28, 2026.
  The Fund’s underweight to effective duration took from performance as front-end municipal rates rallied on the year.
  Being underweight the IDR/PCR sector hurt performance in the Fund as this sector outperformed.
  The overweight to out-of-index 2- to 5-year maturity bonds was additive to performance on the year as they outperformed.
  The Fund’s underweight to AA-rated bonds boosted performance as they underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value	October 16, 2018	3.22%	2.22%	2.17%
Bloomberg US Municipal Index		4.96	1.44	2.88
Bloomberg 1-Year Municipal Bond Index		3.49	1.90	1.98
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the the Fund, the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index from October 16, 2018 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable. An individual cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$6,173,074,473
Total number of portfolio holdings	1,574
Portfolio turnover rate	53%
Total advisory fees paid	$7,656,637
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMST-226
JPMorgan Municipal ETF
ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Ticker: JPMB - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan USD Emerging Markets Sovereign Bond ETF	$41	0.39%
How did the Fund Perform?
The Fund returned 11.64% for the twelve months ended February 28, 2026. The Bloomberg Global Aggregate Index - Unhedged USD returned 8.23% and the JPMorgan Emerging Markets Risk-Aware Bond Index (the "Index") returned 11.99% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the market environment was positive where distressed credits continued to outperform. Geopolitics led to volatility in the asset class but demand for yield continued to drive spreads tighter.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value	January 29, 2018	11.64%	1.90%	2.75%
Bloomberg Global Aggregate Index - Unhedged USD		8.23	(1.23)	0.55
JPMorgan Emerging Markets Risk-Aware Bond Index		11.99	2.40	3.29
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the the Fund, the Bloomberg Global Aggregate Index – Unhedged USD and the JPMorgan Emerging Markets Risk-Aware Bond Index from January 29, 2018 to February 28, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Global Aggregate Index – Unhedged USD and the JPMorgan Emerging Markets Risk-Aware Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg Global Aggregate Index – Unhedged USD provides a broad-based measure of the global investment-grade fixed income markets, comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The JPMorgan Emerging Markets Risk-Aware Bond Index (the “Index”) is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology and is owned by J.P. Morgan Investment Inc., the Fund’s adviser (the “Adviser”). The Index is maintained and calculated by J.P. Morgan Securities LLC (“JPMS” or the “Index Provider”), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The Index Provider and the Adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Index starts with the J.P. Morgan Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. Historically, the J.P. Morgan Emerging Markets Bond Index Global Diversified has included bonds issued by the countries of Angola, Argentina, Armenia, Azerbaijan, Belize, Bolivia, Brazil, Cameroon, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russian Federation, Senegal, Serbia, Slovakia, South Africa, Sri Lanka, Suriname, Trinidad and Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia; however, this universe of countries may change in accordance with the Index Provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets	$69,197,804
Total number of portfolio holdings	202
Portfolio turnover rate	48%
Total advisory fees paid	$253,600
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPMB-226
JPMorgan Realty Income ETF

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $1,572,920

2025 – $1,257,647

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $149,796

2025 – $131,517

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $346,775

2025 – $320,992

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – $0

2025 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $41.0 million

2024 - $35.4 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2026
Fund	Ticker	Listing Exchange
JPMorgan Active Bond ETF	JBND	New York Stock Exchange LLC
JPMorgan Active High Yield ETF	JPHY	Cboe BZX Exchange, Inc.
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca, Inc.
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca, Inc.
JPMorgan Ultra-Short Income ETF	JPST	NYSE Arca, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 35.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	24,490,000	16,075,389
3.88%, 8/15/2040	600,000	570,914
4.75%, 2/15/2041	4,000	4,177
2.88%, 5/15/2043	3,900,000	3,127,465
4.38%, 8/15/2043	8,650,000	8,508,424
3.63%, 2/15/2044	6,250,000	5,540,772
3.13%, 8/15/2044	10,360,000	8,485,892
4.13%, 8/15/2044	1,375,000	1,302,168
3.00%, 11/15/2044	3,200,000	2,562,125
4.63%, 11/15/2044	4,885,000	4,930,988
3.00%, 5/15/2045	3,230,000	2,572,392
2.25%, 8/15/2046	5,080,000	3,475,236
3.00%, 8/15/2048	10,238,000	7,864,064
5.06%, 5/15/2049 (a)	12,315,000	4,064,279
2.88%, 5/15/2049	8,210,000	6,114,847
2.25%, 8/15/2049	31,585,000	20,610,446
2.38%, 11/15/2049	32,324,000	21,610,362
1.38%, 8/15/2050	50,531,000	26,011,622
4.13%, 8/15/2053	1,194,000	1,095,355
4.25%, 2/15/2054	1,000,000	936,758
4.63%, 5/15/2054	5,280,500	5,263,586
4.25%, 8/15/2054	4,275,000	4,005,475
4.50%, 11/15/2054	1,775,000	1,734,092
U.S. Treasury Notes
3.88%, 10/15/2027	16,740,000	16,856,395
4.13%, 11/15/2027	16,445,000	16,635,145
4.25%, 1/15/2028	23,590,000	23,947,536
4.25%, 2/15/2028	10,180,000	10,343,039
3.75%, 4/15/2028	1,970,000	1,984,313
3.75%, 5/15/2028	8,775,000	8,841,155
3.88%, 7/15/2028	37,000,000	37,406,133
4.38%, 8/31/2028	14,066,000	14,395,672
4.63%, 9/30/2028	6,585,000	6,785,380
4.38%, 11/30/2028	3,000,000	3,076,523
3.50%, 12/15/2028	19,902,000	19,961,084
1.38%, 12/31/2028	23,790,000	22,507,570
3.75%, 12/31/2028	2,550,000	2,574,604
4.00%, 1/31/2029	24,085,000	24,487,671
2.63%, 2/15/2029	47,800,000	46,769,313
2.38%, 3/31/2029	500,000	485,059
4.13%, 3/31/2029	3,895,000	3,976,856
4.63%, 4/30/2029	5,000,000	5,180,664
4.50%, 5/31/2029	8,675,000	8,962,359
3.63%, 8/31/2029	138,138,000	139,001,363
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.13%, 10/31/2029	9,050,000	9,260,695
4.13%, 11/30/2029	2,770,000	2,835,246
4.00%, 2/28/2030	16,000,000	16,316,250
4.00%, 3/31/2030	2,120,000	2,162,400
3.88%, 7/31/2030	9,925,000	10,080,853
3.63%, 8/31/2030	55,862,000	56,152,220
4.13%, 8/31/2030	36,176,000	37,101,597
3.63%, 9/30/2030	18,647,000	18,742,420
3.63%, 10/31/2030	54,991,000	55,261,659
4.88%, 10/31/2030	26,623,000	28,174,622
4.38%, 11/30/2030	6,300,000	6,534,281
3.63%, 12/31/2030	36,694,000	36,863,137
1.25%, 8/15/2031	4,190,000	3,708,641
3.75%, 8/31/2031	17,907,000	18,053,893
1.38%, 11/15/2031	18,827,000	16,667,778
4.13%, 11/30/2031	5,951,000	6,109,306
4.50%, 12/31/2031	35,855,000	37,509,092
4.38%, 1/31/2032	38,225,000	39,737,575
1.88%, 2/15/2032	600,000	543,703
4.13%, 2/29/2032	77,535,000	79,567,265
4.00%, 4/30/2032	27,870,000	28,404,538
4.00%, 6/30/2032	2,300,000	2,343,305
4.00%, 7/31/2032	93,778,000	95,518,022
3.88%, 12/31/2032	42,247,000	42,662,869
3.50%, 2/15/2033	26,012,000	25,655,351
4.50%, 11/15/2033	142,811,000	149,600,101
4.00%, 2/15/2034	90,957,400	92,154,769
3.88%, 8/15/2034	112,431,000	112,597,890
4.25%, 11/15/2034	22,025,000	22,628,106
4.63%, 2/15/2035	9,995,000	10,543,944
4.25%, 5/15/2035	11,995,000	12,302,840
4.25%, 8/15/2035	15,705,000	16,095,171
U.S. Treasury STRIPS Bonds
4.37%, 5/15/2030 (a)	35,000,000	30,176,294
4.53%, 8/15/2030 (a)	54,875,000	46,856,971
3.77%, 11/15/2030 (a)	74,109,000	62,717,160
4.03%, 2/15/2031 (a)	41,185,000	34,499,337
4.72%, 5/15/2031 (a)	3,040,000	2,521,767
4.00%, 8/15/2031 (a)	55,940,000	45,923,411
4.57%, 11/15/2031 (a)	28,440,000	23,108,244
4.38%, 2/15/2032 (a)	11,285,000	9,071,327
4.28%, 11/15/2033 (a)	26,345,000	19,608,227
4.06%, 8/15/2034 (a)	7,772,000	5,575,335
4.09%, 11/15/2034 (a)	3,886,000	2,754,931
4.27%, 2/15/2035 (a)	2,752,000	1,927,119
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.34%, 8/15/2035 (a)	84,484,000	57,740,956
4.24%, 11/15/2035 (a)	9,000,000	6,074,370
4.39%, 2/15/2036 (a)	149,954,000	99,906,304
4.39%, 5/15/2036 (a)	23,384,000	15,375,945
4.49%, 8/15/2036 (a)	33,190,000	21,537,731
4.35%, 5/15/2037 (a)	4,243,000	2,644,655
4.56%, 8/15/2037 (a)	50,000,000	30,736,364
4.49%, 11/15/2037 (a)	43,560,000	26,420,231
4.73%, 2/15/2040 (a)	45,471,000	24,253,255
4.75%, 5/15/2040 (a)	50,787,000	26,732,955
4.76%, 8/15/2040 (a)	15,766,000	8,172,768
5.41%, 11/15/2040 (a)	7,210,000	3,686,402
6.16%, 2/15/2041 (a)	2,249,000	1,133,225
4.94%, 2/15/2042 (a)	1,211,000	577,261
5.08%, 11/15/2042 (a)	5,310,000	2,418,242
4.98%, 5/15/2043 (a)	28,680,000	12,697,879
5.04%, 8/15/2043 (a)	104,542,000	45,604,690
5.08%, 2/15/2044 (a)	65,000,000	27,561,174
5.04%, 2/15/2045 (a)	14,300,000	5,739,038
5.25%, 2/15/2049 (a)	9,435,000	3,095,927
5.15%, 11/15/2049 (a)	70,445,000	22,309,290
Total U.S. Treasury Obligations (Cost $2,347,569,815)		2,391,692,986
Mortgage-Backed Securities — 17.5%
FHLMC Gold Pools, Other
Pool # WN2725, 4.10%, 7/1/2032	11,000,000	11,105,313
Pool # WN2729, 4.10%, 7/1/2032	7,500,000	7,530,449
Pool # WN4013, 4.47%, 12/1/2033	5,000,000	5,101,707
Pool # U99076, 4.50%, 12/1/2043	136,995	139,804
Pool # RE0003, 4.00%, 7/1/2049	443,675	427,443
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,206,975	1,104,046
Pool # QA9530, 2.50%, 5/1/2050	232,679	204,865
Pool # QB3756, 2.50%, 9/1/2050	1,949,382	1,719,490
Pool # RA3653, 1.50%, 10/1/2050	605,638	483,319
Pool # RA3838, 3.00%, 10/1/2050	569,584	519,721
Pool # QB4903, 2.50%, 11/1/2050	499,847	440,513
Pool # SD0570, 2.50%, 2/1/2051	3,513,063	3,074,265
Pool # QC2061, 2.00%, 5/1/2051	712,502	597,511
Pool # RA5303, 3.50%, 5/1/2051	2,020,772	1,905,321
Pool # RA5680, 2.00%, 8/1/2051	1,629,638	1,355,910
Pool # SD0725, 3.00%, 8/1/2051	1,645,955	1,511,234
Pool # RA5915, 3.00%, 9/1/2051	5,885,030	5,384,322
Pool # RA5794, 4.00%, 9/1/2051	1,683,598	1,639,300
Pool # RA5950, 2.50%, 10/1/2051	1,768,721	1,545,951
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # RA6228, 2.50%, 11/1/2051	13,903,130	12,195,009
Pool # QD0295, 3.00%, 11/1/2051	2,762,149	2,508,354
Pool # SD0781, 3.00%, 11/1/2051	1,571,422	1,433,828
Pool # SD1463, 3.00%, 12/1/2051	5,743,676	5,247,816
Pool # SD0809, 3.00%, 1/1/2052	1,199,910	1,088,908
Pool # SD8190, 3.00%, 1/1/2052	858,988	779,508
Pool # RA6531, 3.50%, 1/1/2052	710,228	674,269
Pool # RA6686, 4.00%, 1/1/2052	10,337,867	10,131,038
Pool # RA6815, 2.50%, 2/1/2052	3,349,407	2,941,520
Pool # RA6808, 3.00%, 2/1/2052	1,299,287	1,185,496
Pool # SL0872, 2.50%, 3/1/2052	2,320,673	2,047,308
Pool # QD9323, 2.50%, 4/1/2052	2,067,162	1,802,798
Pool # QE0521, 2.50%, 4/1/2052	3,787,371	3,291,850
Pool # QE0399, 3.00%, 4/1/2052	730,269	663,061
Pool # QE1075, 3.00%, 4/1/2052	775,058	702,114
Pool # RA7178, 3.00%, 4/1/2052	3,890,651	3,522,827
Pool # SD6964, 3.00%, 4/1/2052	7,070,981	6,441,918
Pool # SD1373, 3.00%, 5/1/2052	654,021	593,830
Pool # SD5754, 3.50%, 6/1/2052	1,043,712	986,831
Pool # QE6381, 4.00%, 7/1/2052	1,645,981	1,606,523
Pool # SL1378, 4.00%, 7/1/2052	10,729,120	10,465,230
Pool # QE6440, 4.50%, 7/1/2052	2,774,909	2,756,025
Pool # SD1189, 5.00%, 7/1/2052	1,743,051	1,760,204
Pool # SD1589, 5.00%, 7/1/2052	756,162	770,088
Pool # QE8026, 2.50%, 8/1/2052	3,156,398	2,744,978
Pool # SD7469, 3.00%, 8/1/2052	2,298,125	2,104,455
Pool # QE8520, 3.50%, 8/1/2052	693,043	653,979
Pool # SL3266, 3.50%, 9/1/2052	2,565,279	2,430,315
Pool # QF3294, 5.00%, 11/1/2052	4,725,581	4,772,809
Pool # SD8267, 5.00%, 11/1/2052	2,877,237	2,911,601
Pool # SD2355, 4.50%, 12/1/2052	2,570,108	2,571,150
Pool # SL1477, 5.00%, 7/1/2053	14,328,779	14,587,296
Pool # RJ1756, 4.50%, 6/1/2054	1,778,578	1,764,275
Pool # RJ1781, 6.00%, 6/1/2054	3,047,186	3,177,450
Pool # RJ2914, 5.50%, 11/1/2054	1,779,503	1,819,005
Pool # SL1998, 4.00%, 1/1/2055	4,712,781	4,602,488
Pool # RJ3247, 5.00%, 1/1/2055	2,783,369	2,827,105
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	578,245	576,165
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	249,652	240,439
Pool # AL9397, 3.00%, 10/1/2046	328,281	304,341
Pool # BE9590, 3.50%, 5/1/2047	121,501	115,834
Pool # BK2113, 2.50%, 3/1/2050	222,993	195,110
Pool # BP8608, 2.50%, 6/1/2050	151,150	132,611
Pool # CA8670, 2.50%, 8/1/2050	1,362,157	1,192,763
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ0795, 2.50%, 9/1/2050	3,836,246	3,381,370
Pool # BQ1367, 2.50%, 9/1/2050	854,450	752,887
Pool # BQ3137, 2.50%, 10/1/2050	346,237	306,278
Pool # FM4947, 2.00%, 12/1/2050	1,312,577	1,103,871
Pool # BP7667, 2.50%, 12/1/2050	362,462	319,772
Pool # CA8021, 2.50%, 12/1/2050	413,951	364,607
Pool # CA8044, 2.50%, 12/1/2050	339,898	298,566
Pool # CB0458, 2.50%, 5/1/2051	405,431	354,813
Pool # FM7293, 2.50%, 5/1/2051	195,419	172,307
Pool # CB0397, 3.00%, 5/1/2051	232,347	212,004
Pool # CB0530, 3.00%, 5/1/2051	5,654,671	5,180,345
Pool # FM7346, 3.00%, 5/1/2051	393,583	359,124
Pool # FM7531, 3.00%, 5/1/2051	1,033,588	943,426
Pool # BT2415, 2.50%, 7/1/2051	1,387,607	1,212,411
Pool # FM7910, 2.50%, 7/1/2051	540,586	480,718
Pool # FM7957, 2.50%, 7/1/2051	668,767	589,952
Pool # FM8516, 3.50%, 7/1/2051	10,137,759	9,646,538
Pool # BT7165, 3.00%, 8/1/2051	4,897,974	4,469,114
Pool # CB1406, 3.00%, 8/1/2051	673,682	614,694
Pool # FM8479, 3.00%, 8/1/2051	531,272	485,215
Pool # CB1553, 2.50%, 9/1/2051	3,485,203	3,063,492
Pool # FM8813, 3.50%, 9/1/2051	2,866,424	2,725,837
Pool # BT6823, 2.50%, 10/1/2051	3,950,439	3,449,423
Pool # BT9861, 2.50%, 10/1/2051	1,355,292	1,195,303
Pool # BT9883, 2.50%, 10/1/2051	5,285,707	4,661,735
Pool # BU3295, 2.50%, 10/1/2051	10,424,505	9,143,707
Pool # FM9227, 2.50%, 10/1/2051	2,715,433	2,394,764
Pool # FS5389, 2.50%, 11/1/2051	408,362	358,703
Pool # BU3608, 3.00%, 11/1/2051	120,779	110,203
Pool # CB2094, 3.00%, 11/1/2051	861,063	785,672
Pool # FM9776, 3.00%, 11/1/2051	1,220,301	1,116,479
Pool # CB2447, 3.50%, 12/1/2051	4,453,445	4,230,138
Pool # BU9885, 2.50%, 1/1/2052	496,858	433,205
Pool # CB2635, 2.50%, 1/1/2052	7,910,015	6,938,155
Pool # FA3773, 2.50%, 1/1/2052	9,530,185	8,371,197
Pool # FS0454, 3.00%, 1/1/2052	10,251,931	9,350,056
Pool # FS3826, 3.00%, 1/1/2052	8,104,710	7,338,489
Pool # FS8807, 3.00%, 1/1/2052	2,148,280	1,965,468
Pool # CB2750, 2.50%, 2/1/2052	1,762,618	1,540,661
Pool # CB2855, 2.50%, 2/1/2052	642,975	570,377
Pool # FS3381, 2.50%, 2/1/2052	949,129	827,887
Pool # CB2899, 3.00%, 2/1/2052	2,372,805	2,161,482
Pool # FS0488, 3.00%, 2/1/2052	1,197,298	1,096,403
Pool # FS0845, 3.00%, 2/1/2052	8,872,731	8,046,340
Pool # BV4133, 2.50%, 3/1/2052	1,141,725	992,145
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB3031, 2.50%, 3/1/2052	1,090,038	950,718
Pool # FA3784, 2.50%, 3/1/2052	4,087,456	3,585,292
Pool # FS8041, 2.50%, 3/1/2052	3,462,377	3,043,112
Pool # FS8196, 2.50%, 3/1/2052	6,034,282	5,292,927
Pool # BV4200, 3.00%, 3/1/2052	4,540,171	4,118,923
Pool # CB3167, 3.00%, 3/1/2052	1,986,055	1,810,354
Pool # CB3265, 3.00%, 4/1/2052	5,580,442	5,054,988
Pool # CB3360, 3.00%, 4/1/2052	902,387	817,748
Pool # BV0242, 3.50%, 4/1/2052	1,764,878	1,673,427
Pool # MA4580, 3.50%, 4/1/2052	4,186,474	3,950,293
Pool # BV7232, 4.00%, 4/1/2052	1,874,468	1,828,202
Pool # CB3384, 4.00%, 4/1/2052	307,500	300,104
Pool # BV5631, 3.00%, 6/1/2052	942,030	855,282
Pool # CB3891, 3.00%, 6/1/2052	13,446,633	12,285,731
Pool # FA1709, 3.00%, 6/1/2052	9,305,917	8,511,165
Pool # FS8114, 3.50%, 6/1/2052	988,772	937,164
Pool # CB3775, 4.00%, 6/1/2052	300,582	293,569
Pool # FS1949, 4.00%, 6/1/2052	2,710,256	2,646,047
Pool # BW0393, 5.00%, 6/1/2052	542,075	547,528
Pool # CB4160, 4.50%, 7/1/2052	2,450,945	2,434,518
Pool # CB4037, 5.00%, 7/1/2052	7,338,812	7,439,643
Pool # FS3045, 5.00%, 10/1/2052	3,617,300	3,682,411
Pool # FS2995, 5.50%, 10/1/2052	1,127,537	1,152,422
Pool # CB4927, 6.00%, 10/1/2052	1,117,636	1,165,406
Pool # CB5129, 5.00%, 11/1/2052	8,009,842	8,086,196
Pool # FS3836, 4.50%, 1/1/2053	357,752	356,685
Pool # FS7276, 5.00%, 9/1/2053	1,192,144	1,208,738
Pool # BY9849, 6.00%, 10/1/2053	535,886	557,231
Pool # DB0320, 5.50%, 3/1/2054	3,558,152	3,654,817
Pool # CB8526, 5.00%, 5/1/2054	3,422,336	3,467,394
Pool # DC6900, 7.00%, 7/1/2054	790,718	838,432
Pool # BU5072, 6.00%, 9/1/2054	1,484,476	1,534,012
Pool # DC6899, 6.50%, 9/1/2054	860,633	905,096
Pool # DB1954, 5.00%, 11/1/2054	2,041,432	2,052,395
Pool # DB4826, 5.50%, 11/1/2054	3,929,948	3,995,079
Pool # DB4866, 5.50%, 1/1/2055	1,089,262	1,118,105
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	335,674	316,798
Pool # BL6257, 2.13%, 11/1/2028	1,161,926	1,114,979
Pool # BS5507, 3.23%, 11/1/2028	517,311	510,587
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,515,268
Pool # BL5459, 2.37%, 6/1/2029	943,589	903,663
Pool # BS5162, 2.73%, 9/1/2029	1,114,491	1,075,844
Pool # BZ1679, 4.49%, 9/1/2029	1,235,500	1,262,643
Pool # BS7010, 4.81%, 9/1/2029	230,000	236,798
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL4429, 2.25%, 10/1/2029	286,240	273,095
Pool # AM6835, 3.58%, 10/1/2029	1,105,845	1,096,945
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,671,872
Pool # BL4333, 2.52%, 11/1/2029	360,781	346,211
Pool # BZ1760, 4.82%, 11/1/2029	1,483,960	1,532,282
Pool # BS6161, 4.47%, 8/1/2030	483,008	492,693
Pool # BZ6266, 4.44%, 9/1/2030	3,977,096	4,059,583
Pool # BZ2136, 4.59%, 9/1/2030	988,956	1,019,569
Pool # BZ5395, 4.76%, 11/1/2030	2,000,000	2,071,283
Pool # BZ5795, 4.78%, 3/1/2031	4,993,785	5,165,869
Pool # BZ0392, 4.82%, 3/1/2031	786,244	816,816
Pool # BZ5797, 4.89%, 3/1/2031	3,276,059	3,405,061
Pool # BZ2621, 4.98%, 6/1/2031	2,763,087	2,889,815
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,030,222
Pool # BZ4826, 5.04%, 8/1/2031	5,000,000	5,253,304
Pool # BZ1524, 5.08%, 9/1/2031	668,288	702,449
Pool # BZ5671, 4.53%, 10/1/2031	3,931,000	4,042,497
Pool # BZ3004, 5.29%, 10/1/2031	2,384,827	2,536,882
Pool # BS3524, 1.97%, 11/1/2031	6,841,428	6,199,845
Pool # BZ6190, 4.43%, 11/1/2031	9,623,665	9,820,258
Pool # BM6857, 1.83%, 12/1/2031 (b)	1,481,534	1,328,608
Pool # BZ1749, 4.24%, 12/1/2031	1,210,709	1,229,218
Pool # BZ2889, 4.37%, 1/1/2032	2,464,518	2,517,009
Pool # BZ1849, 4.74%, 1/1/2032	1,708,846	1,770,324
Pool # BM6898, 2.15%, 2/1/2032 (b)	1,969,862	1,792,022
Pool # BS5337, 3.01%, 4/1/2032	414,660	395,844
Pool # BZ6147, 4.39%, 4/1/2032	3,724,000	3,788,823
Pool # BZ1869, 4.76%, 4/1/2032	1,130,730	1,172,138
Pool # BZ3926, 4.48%, 5/1/2032	1,838,000	1,884,663
Pool # BZ6299, 4.59%, 5/1/2032	5,369,300	5,522,306
Pool # BZ3977, 4.42%, 6/1/2032	2,500,000	2,554,668
Pool # BZ5943, 4.78%, 6/1/2032	4,485,000	4,642,581
Pool # BL7538, 1.52%, 7/1/2032	6,735,954	5,902,838
Pool # AN5759, 3.29%, 7/1/2032	1,098,340	1,057,782
Pool # BS5530, 3.30%, 7/1/2032	826,000	795,993
Pool # BS6132, 3.86%, 7/1/2032	415,000	413,318
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	3,093,331
Pool # BZ4495, 4.86%, 7/1/2032	2,161,000	2,256,027
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,682,364
Pool # BS6276, 3.97%, 8/1/2032	680,000	676,607
Pool # BZ5961, 4.37%, 8/1/2032	2,402,000	2,445,068
Pool # AM0762, 3.29%, 9/1/2032	799,029	771,271
Pool # BS5718, 3.46%, 9/1/2032	900,000	870,037
Pool # BS6689, 3.83%, 9/1/2032	390,000	387,173
Pool # BM6466, 1.33%, 10/1/2032 (b)	6,998,993	5,974,860
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS6417, 3.83%, 10/1/2032	481,990	476,674
Pool # BS6951, 3.90%, 10/1/2032	500,000	495,728
Pool # BS6619, 3.91%, 10/1/2032	583,547	574,503
Pool # BZ5162, 4.09%, 10/1/2032	5,790,000	5,814,635
Pool # BZ4871, 4.23%, 10/1/2032	4,080,000	4,131,289
Pool # BZ5063, 4.47%, 10/1/2032	2,531,882	2,585,055
Pool # BZ5375, 4.48%, 10/1/2032	6,600,000	6,762,093
Pool # BM6491, 1.46%, 11/1/2032 (b)	2,142,046	1,843,100
Pool # BS6731, 3.78%, 11/1/2032	129,924	128,336
Pool # BZ6063, 4.21%, 11/1/2032	3,166,000	3,185,806
Pool # BZ5646, 4.48%, 11/1/2032	3,000,000	3,073,582
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,956,315
Pool # BZ5827, 4.27%, 12/1/2032	5,040,000	5,112,802
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	2,030,567
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,040,691
Pool # BM6552, 1.57%, 1/1/2033 (b)	7,563,940	6,534,393
Pool # BL9952, 1.60%, 1/1/2033	2,000,000	1,727,386
Pool # BZ5699, 4.47%, 1/1/2033	4,992,907	5,089,382
Pool # BZ5455, 4.50%, 1/1/2033	3,800,000	3,878,173
Pool # BZ5572, 4.54%, 1/1/2033	2,194,924	2,246,205
Pool # BZ5273, 4.59%, 1/1/2033	3,350,000	3,432,259
Pool # BZ0159, 4.98%, 1/1/2033	490,000	514,898
Pool # BZ1867, 4.74%, 3/1/2033	1,820,529	1,882,380
Pool # BS1636, 2.25%, 4/1/2033	750,000	675,808
Pool # BS1899, 2.17%, 5/1/2033	605,000	538,688
Pool # BZ3536, 4.90%, 5/1/2033	3,542,922	3,681,921
Pool # BZ4028, 5.17%, 5/1/2033	3,050,000	3,223,138
Pool # BS2496, 1.88%, 9/1/2033	4,000,000	3,447,735
Pool # BZ4501, 4.44%, 9/1/2033	3,585,000	3,634,011
Pool # BS9616, 4.79%, 9/1/2033	300,000	311,419
Pool # BZ5590, 4.64%, 10/1/2033	2,829,611	2,893,643
Pool # BZ5014, 4.96%, 10/1/2033	1,170,994	1,221,290
Pool # BZ6298, 4.34%, 11/1/2033	3,631,000	3,664,874
Pool # BZ6301, 4.34%, 11/1/2033	2,348,000	2,369,173
Pool # BZ4848, 4.95%, 11/1/2033	1,179,000	1,229,163
Pool # BZ4849, 4.95%, 11/1/2033	1,257,000	1,310,482
Pool # BZ0419, 4.25%, 1/1/2034	605,000	609,024
Pool # BZ4491, 4.84%, 1/1/2034	4,000,000	4,141,263
Pool # BZ3975, 4.96%, 1/1/2034	1,000,000	1,045,181
Pool # BZ0430, 4.32%, 2/1/2034	325,000	329,733
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,129,641
Pool # BZ0401, 4.52%, 3/1/2034	400,000	409,659
Pool # BL2213, 3.34%, 5/1/2034	971,400	925,777
Pool # BZ0567, 4.94%, 5/1/2034	4,000,000	4,187,995
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,051,792
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,982,951
Pool # BZ1884, 4.23%, 9/1/2034	5,000,000	5,016,693
Pool # BL3772, 2.92%, 10/1/2034	105,575	97,741
Pool # BZ2030, 4.39%, 10/1/2034	5,000,000	5,052,765
Pool # BZ2256, 4.71%, 11/1/2034	1,968,455	2,033,701
Pool # BZ3962, 4.53%, 5/1/2035	3,590,000	3,666,195
Pool # BL7071, 1.91%, 6/1/2035	383,000	317,332
Pool # BS8613, 4.55%, 6/1/2035	3,000,000	3,058,563
Pool # BZ4143, 5.12%, 6/1/2035	1,649,000	1,751,066
Pool # BZ4282, 4.85%, 7/1/2035	2,618,000	2,725,887
Pool # BZ4467, 5.12%, 8/1/2035	3,535,000	3,745,294
Pool # BZ5077, 4.85%, 10/1/2035	2,000,000	2,080,584
Pool # BZ5116, 4.96%, 10/1/2035	4,000,000	4,187,500
Pool # BZ4027, 5.33%, 11/1/2035	1,550,000	1,668,925
Pool # BZ3973, 5.01%, 12/1/2035	1,888,769	1,977,768
Pool # AN4430, 3.61%, 1/1/2037	370,853	363,633
Pool # BS5761, 3.87%, 6/1/2037	100,000	95,915
Pool # MA1177, 3.50%, 9/1/2042	42,294	40,722
Pool # CA4632, 4.00%, 11/1/2043	514,227	506,122
Pool # BF0200, 3.50%, 11/1/2051	2,171,544	2,042,373
Pool # BF0454, 3.00%, 10/1/2053	543,805	505,303
Pool # BF0078, 4.00%, 4/1/2056	2,923,106	2,847,882
Pool # BF0189, 3.00%, 6/1/2057	606,803	543,128
Pool # BF0191, 4.00%, 6/1/2057	5,748,637	5,600,684
Pool # BF0262, 3.00%, 5/1/2058	3,425,478	3,066,019
Pool # BF0396, 2.50%, 8/1/2059	5,326,697	4,592,721
Pool # BF0440, 3.00%, 1/1/2060	359,583	322,957
Pool # BF0503, 3.00%, 9/1/2060	2,795,346	2,481,136
Pool # BF0546, 2.50%, 7/1/2061	923,178	779,934
Pool # BF0560, 2.50%, 9/1/2061	8,099,841	6,843,010
Pool # BF0561, 3.00%, 9/1/2061	2,674,256	2,363,698
Pool # BF0586, 5.00%, 12/1/2061	850,354	858,668
Pool # BF0646, 2.50%, 6/1/2062	856,808	736,598
Pool # BF0695, 3.50%, 12/1/2062	8,234,483	7,694,677
Pool # BF0720, 4.00%, 3/1/2063	3,185,679	3,038,733
Pool # BF0770, 4.50%, 9/1/2063	4,317,545	4,270,797
Pool # BF0802, 2.50%, 4/1/2064	3,648,638	3,109,556
Pool # BF0804, 3.00%, 4/1/2064	3,678,650	3,292,420
Pool # BF0809, 4.00%, 4/1/2064	4,462,340	4,323,837
Pool # BF0812, 4.50%, 4/1/2064	2,454,049	2,427,476
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2056 (c)	31,000,000	26,855,053
TBA, 5.00%, 3/25/2056 (c)	65,000,000	65,291,554
TBA, 5.50%, 3/25/2056 (c)	52,000,000	52,833,705
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,071,118	1,123,541
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Pool # CK7234, ARM, 5.04%, 2/20/2072 (b)	434,636	451,808
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	114,579	108,110
Pool # AK8802, 3.75%, 3/20/2046	281,038	269,512
Pool # 785445, 2.50%, 3/20/2051	4,998,558	4,352,098
Pool # MA7705, 2.50%, 11/20/2051	13,803,123	12,188,523
Pool # 788051, 3.00%, 12/20/2051	4,393,210	4,067,205
Pool # 787457, 4.00%, 3/20/2052	1,357,384	1,332,576
Pool # 788236, 4.50%, 3/20/2052	6,799,251	6,719,348
Pool # 787010, 3.50%, 4/20/2052	4,607,181	4,360,322
Pool # MA8097, 2.50%, 6/20/2052	2,287,954	2,020,315
Pool # MA8197, 2.50%, 8/20/2052	7,717,874	6,844,460
Pool # MA8342, 2.00%, 10/20/2052	3,705,017	3,143,164
Pool # MA8343, 2.50%, 10/20/2052	2,492,537	2,203,015
Pool # MA8346, 4.00%, 10/20/2052	16,353,340	15,904,796
Pool # MA8422, 2.00%, 11/20/2052	1,584,158	1,344,268
Pool # MA8485, 2.50%, 12/20/2052	3,578,635	3,163,349
Pool # CO8957, 5.00%, 12/20/2052	690,053	687,932
Pool # MA8563, 2.00%, 1/20/2053	1,570,707	1,340,159
Pool # MA8642, 2.50%, 2/20/2053	9,170,041	8,117,303
Pool # MA8644, 3.50%, 2/20/2053	487,040	462,553
Pool # MA8720, 2.50%, 3/20/2053	1,836,507	1,627,944
Pool # MA8795, 2.50%, 4/20/2053	3,010,056	2,663,411
Pool # MA8797, 3.50%, 4/20/2053	7,559,123	7,233,838
Pool # 786842, 4.00%, 4/20/2053	1,391,253	1,324,789
Pool # MA8873, 2.50%, 5/20/2053	5,429,165	4,799,485
Pool # MA8944, 3.50%, 6/20/2053	3,207,624	3,052,991
Pool # MA9011, 2.50%, 7/20/2053	5,410,550	4,784,686
Pool # MA9100, 2.50%, 8/20/2053	3,809,538	3,371,826
Pool # MA9101, 3.00%, 8/20/2053	2,962,941	2,734,378
Pool # MA9165, 2.50%, 9/20/2053	5,971,658	5,278,709
Pool # MA9299, 2.50%, 10/20/2053	3,873,340	3,426,334
Pool # CX2674, 6.00%, 10/20/2053	222,593	229,971
Pool # MA9419, 3.50%, 1/20/2054	2,229,853	2,144,948
Pool # MA9483, 3.00%, 2/20/2054	3,874,606	3,580,116
Pool # MA9484, 3.50%, 2/20/2054	2,294,152	2,174,675
Pool # MA9663, 3.00%, 4/20/2054	6,573,061	6,061,649
Pool # MA9719, 2.50%, 6/20/2054	5,270,802	4,663,815
Pool # DD2409, 6.50%, 6/20/2054	370,372	383,179
Pool # DD0108, 6.50%, 7/20/2054	1,376,523	1,474,879
Pool # DD0109, 7.00%, 7/20/2054	710,673	753,607
Pool # MA9846, 3.00%, 8/20/2054	6,968,916	6,422,381
Pool # DD0094, 7.00%, 8/20/2054	1,020,966	1,082,647
Pool # MA9960, 3.00%, 10/20/2054	6,053,499	5,577,419
Pool # DE2936, 6.00%, 12/20/2054	936,861	963,792
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DF2932, 6.50%, 12/20/2054	1,974,797	2,115,904
Pool # DF2931, 7.00%, 12/20/2054	1,978,321	2,097,843
Pool # MB0142, 3.00%, 1/20/2055	3,664,647	3,364,309
Pool # DE2954, 6.50%, 2/20/2055	508,084	533,963
Pool # DH0806, 7.00%, 2/20/2055	5,158,978	5,470,664
Pool # DH0808, 7.50%, 2/20/2055	2,997,008	3,202,307
Pool # DH0816, 6.50%, 3/20/2055	2,831,662	3,034,000
Pool # DJ6101, 7.00%, 4/20/2055	2,085,563	2,211,567
Pool # DH0822, 7.50%, 4/20/2055	1,477,138	1,578,325
Pool # DJ6103, 6.50%, 5/20/2055	1,721,363	1,844,365
Pool # DJ6116, 7.00%, 5/20/2055	1,488,455	1,578,384
Pool # DJ6126, 6.50%, 6/20/2055	3,217,174	3,447,063
Pool # DI4920, 5.50%, 7/20/2055	2,976,005	3,046,310
Pool # MB0617, 2.50%, 8/20/2055	6,048,949	5,352,028
Pool # DI4702, 5.50%, 8/20/2055	5,461,263	5,623,491
Pool # DI1028, 6.00%, 8/20/2055	1,002,623	1,037,075
Pool # DI4701, 6.50%, 8/20/2055	4,020,472	4,271,364
Pool # DK7875, 6.50%, 8/20/2055	2,804,451	2,981,141
Pool # DL8785, 6.50%, 8/20/2055	4,973,668	5,224,022
Pool # DM2050, 6.50%, 8/20/2055	1,443,136	1,516,646
Pool # MB0618, 3.00%, 9/20/2055	8,993,440	8,261,501
Pool # DL2983, 6.00%, 9/20/2055	4,971,011	5,165,972
Pool # DL2981, 6.50%, 9/20/2055	1,807,916	1,937,107
Pool # DL2982, 6.50%, 9/20/2055	4,971,727	5,326,982
Pool # DM9161, 6.50%, 9/20/2055	5,090,135	5,453,849
Pool # DM9168, 6.50%, 9/20/2055	4,977,625	5,333,303
Pool # DM2067, 5.50%, 10/20/2055	2,397,727	2,448,151
Pool # DN0965, 5.50%, 10/20/2055	2,475,508	2,537,133
Pool # DM2070, 6.00%, 10/20/2055	3,333,476	3,429,308
Pool # DN0966, 6.00%, 10/20/2055	2,937,827	3,044,134
Pool # DN6001, 6.50%, 10/20/2055	3,486,794	3,735,952
Pool # MB0740, 2.50%, 11/20/2055	7,601,034	6,714,630
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	603,930	593,258
Pool # 787496, 6.00%, 7/20/2064	388,182	397,520
Pool # 787826, 4.00%, 1/20/2065	1,591,083	1,539,581
Pool # 788087, 3.50%, 7/20/2065	14,038,489	13,299,775
Pool # 788066, 4.00%, 7/20/2065	17,688,683	17,181,731
Total Mortgage-Backed Securities (Cost $1,135,456,707)		1,167,250,919
Asset-Backed Securities — 17.4%
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (d)	4,651,144	4,660,694
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (b) (d)	4,192,649	4,250,720
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

American Airlines Pass-Through Trust Series 2016-1, Class A, 4.10%, 1/15/2028	6,028,922	5,972,974
American Credit Acceptance Receivables Trust
Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	207,858	209,381
Series 2025-1, Class D, 5.54%, 8/12/2031 (d)	8,000,000	8,155,689
Series 2024-1, Class E, 7.98%, 11/12/2031 (d)	6,500,000	6,733,438
Series 2024-3, Class E, 7.92%, 3/12/2032 (d)	4,500,000	4,739,754
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	9,245,000	9,334,631
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	949,919
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	98,315	97,023
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (d)	711,112	701,841
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	692,899
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	771,563
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (d)	2,000,000	1,965,104
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (d)	3,500,000	3,427,338
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	979,855
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	508,192
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (d)	3,000,000	2,923,281
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	700,000	678,500
Series 2023-SFR2, Class E2, 3.95%, 6/17/2040 (d)	1,530,000	1,476,202
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	1,097,000	1,066,883
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (d)	1,750,000	1,654,229
Series 2025-SFR1, Class E1, 3.66%, 6/17/2042 (d)	5,750,000	5,384,892
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (d)	3,417,000	3,311,085
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Ansley Park Capital LLC
Series 2025-A, Class C, 4.82%, 4/20/2035 (d)	2,000,000	2,021,874
Series 2025-A, Class D, 5.33%, 4/20/2035 (d)	7,440,000	7,558,891
Aqua Finance Issuer Trust
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	1,765,620	1,811,105
Series 2025-B, Class B, 5.04%, 5/17/2051 (d)	2,475,000	2,523,841
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (d)	3,082,346	3,030,016
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	394,926	389,356
Series 2021-A, Class B, 2.40%, 7/17/2046 (d)	3,036,679	2,864,035
Series 2021-A, Class C, 3.14%, 7/17/2046 (d)	6,216,823	5,846,522
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	202,821	197,628
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A, Class C, 5.87%, 8/20/2029 (d)	2,000,000	2,049,710
Series 2025-3A, Class C, 4.95%, 2/20/2030 (d)	1,235,000	1,241,670
Series 2025-2A, Class C, 6.24%, 8/20/2031 (d)	3,500,000	3,674,719
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	970,000	998,824
7.12%, 7/16/2054 ‡	969,643	991,945
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (d)	1,550,000	1,578,754
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	513,224
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (d)	5,162,021	5,005,499
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (d)	1,392,847	1,339,714
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (d)	7,982,661	7,615,600
Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (d)	2,446,219	2,318,540
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,582,165
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	354,869
Series 2024-1, Class D, 6.03%, 11/15/2029	5,000,000	5,098,259
Series 2024-3, Class D, 5.83%, 5/15/2030	12,017,000	12,270,434
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,167,140
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375,000	6,516,364
Series 2025-2, Class D, 5.62%, 3/17/2031	9,080,000	9,300,630
Series 2025-3, Class D, 5.27%, 5/15/2031	5,500,000	5,591,431
Series 2025-4, Class D, 5.41%, 8/15/2031	4,889,000	4,999,676
Series 2026-1, Class D, 4.99%, 11/17/2031	4,500,000	4,550,954
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/2037 ‡ (d)	1,090,158	1,090,387
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	3,388,961	3,438,308
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (d)	1,657,524	1,665,595
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	117,331	117,309
CarMax Select Receivables Trust Series 2025-A, Class C, 5.46%, 7/15/2031	5,000,000	5,130,937
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	165,337	164,320
Series 2022-P1, Class A4, 3.52%, 2/10/2028	152,678	152,459
Series 2024-N2, Class C, 5.82%, 9/10/2030 (d)	2,085,000	2,129,699
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (b) (d)	5,200,000	5,080,626
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	3,424,869	3,146,218
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	3,007,000	2,472,832
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (d)	1,204,210	1,250,726
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (b) (d)	1,554,000	1,648,000
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (b) (d)	1,000,000	1,060,149
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (b) (d)	324,000	343,755
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	1,375,000	1,384,401
Series 2025-1A, Class A, 6.13%, 11/15/2032 (d)	1,500,000	1,525,903
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	2,200,000	2,246,463
Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	4,000,000	4,049,182
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	3,160,000	3,188,315
Series 2024-A, Class B, 6.22%, 12/15/2032 (d)	810,000	817,275
Series 2025-A, Class A, 5.40%, 12/17/2035 (d)	8,555,000	8,610,191
Corevest American Finance Trust
Series 2020-2, Class C, 4.55%, 5/15/2052 (b) (d)	525,000	522,660
Series 2020-2, Class E, 4.55%, 5/15/2052 (b) (d)	2,699,000	2,610,462
Series 2020-4, Class E, 3.38%, 12/15/2052 (d)	3,432,000	3,075,506
CoreVest American Finance Trust Series 2017-2, Class M, 5.30%, 12/25/2027 (b) (d)	7,250,000	7,185,439
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	360,684	364,315
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	43,066	43,101
Series 2024-3A, Class C, 5.39%, 1/16/2035 (d)	7,083,000	7,189,129
Series 2025-1A, Class C, 5.71%, 7/16/2035 (d)	6,145,000	6,272,497
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	2,955,000	2,996,018
Series 2025-2A, Class C, 5.38%, 3/17/2036 (d)	12,509,000	12,749,367
Crossroads Asset Trust
Series 2022-A, Class D, 8.99%, 4/21/2031 ‡ (d)	3,000,000	3,019,189
Series 2025-A, Class D, 6.16%, 2/20/2032 (d)	1,680,000	1,716,007
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CVS Pass-Through Trust
6.04%, 12/10/2028	254,549	258,198
6.94%, 1/10/2030	212,224	221,346
5.93%, 1/10/2034 (d)	366,945	378,756
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (d) (e)	8,310,656	8,396,788
Dext ABS LLC Series 2025-2, Class A3, 4.23%, 4/15/2036 (d)	2,765,000	2,773,729
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (d)	1,764,891	1,781,305
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	186,297	191,519
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	720,000	726,120
Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	2,021,915
Series 2025-1, Class D, 5.41%, 9/15/2032	2,900,000	2,952,892
Series 2025-2, Class D, 4.90%, 12/15/2032	5,615,000	5,669,419
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	1,000,000	1,021,336
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,012,926
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,083,668
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (d)	2,237,745	2,255,428
Energy Assets 8.11%, 6/26/2044 ‡	216,230	222,598
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%, 7/15/2031	4,900,000	5,049,888
Series 2025-3A, Class D, 5.57%, 10/15/2031	2,400,000	2,465,367
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,080,000	6,185,281
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,445,000	3,492,072
Series 2025-5A, Class D, 5.16%, 3/15/2032	3,098,000	3,149,424
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	5,098,648
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	463,055
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FIGRE Trust
Series 2025-HE5, Class B, 5.48%, 8/25/2055 (b) (d)	884,785	899,234
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (b) (d)	2,920,111	2,947,920
First Investors Auto Owner Trust
Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	350,023
Series 2025-1A, Class C, 4.75%, 12/15/2031 (d)	2,410,000	2,442,351
Series 2025-1A, Class D, 5.22%, 12/15/2033 (d)	1,755,000	1,783,357
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 7/17/2038 (d)	10,000,000	9,913,955
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	444,160
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	6,355,000	6,270,667
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (d)	4,000,000	3,947,698
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	983,569
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	291,706	287,871
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (d)	1,500,000	1,492,319
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (d)	7,401,964	7,187,112
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (b) (d)	7,500,000	7,361,863
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (d)	3,022,400	2,944,811
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (d)	6,680,000	6,559,358
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	504,649
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (d)	1,600,000	1,595,206
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (d)	6,050,000	6,065,125
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (d)	4,000,000	4,010,000
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	456,264	436,527
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	409,284	439,723
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	378,291	390,458
Series 2024-1A, Class D, 8.13%, 12/15/2049 (d)	1,891,456	2,001,488
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	478,461	482,007
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (d)	3,000,000	2,948,845
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	905,000	889,649
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (d)	1,250,000	1,228,661
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (d)	1,150,000	1,129,713
FW Energy Asset Issuer LLC 7.15%, 6/26/2044 ‡	437,853	450,235
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	357,104	355,427
Series 2022-2A, Class E, 5.50%, 6/15/2029 (d)	7,470,000	7,507,464
Series 2025-1A, Class D, 5.61%, 11/15/2030 (d)	2,900,000	2,978,646
Series 2025-2A, Class D, 5.59%, 1/15/2031 (d)	3,300,000	3,395,879
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,021,920
Series 2025-3A, Class D, 5.16%, 6/16/2031 (d)	2,310,000	2,350,868
Series 2025-4A, Class D, 5.13%, 8/15/2031 (d)	6,000,000	6,081,154
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	506,582
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	308,930
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,025,832
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	308,235
Series 2025-3A, Class C, 4.94%, 9/15/2031 (d)	1,350,000	1,372,819
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 (d)	1,913,238	1,785,968
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN2, Class D, 9.75%, 10/25/2052 (d)	3,243,412	3,406,778
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (d)	8,758,125	8,339,422
Series 2019-1A, Class A, 3.86%, 10/15/2054 (d)	8,053,044	7,613,994
Series 2019-2A, Class A, 2.76%, 4/15/2055 (d)	7,660,185	6,829,670
Series 2023-1A, Class A, 5.90%, 1/17/2061 (d)	1,146,982	1,165,765
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	404,755	411,095
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	404,792	407,592
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (d)	3,264,259	3,062,980
Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	1,692,285	1,597,070
Series 2017-2A, Class A, 3.26%, 10/15/2053 (d)	1,448,616	1,339,374
Series 2020-1A, Class A, 2.63%, 4/15/2055 (d)	7,501,268	6,492,187
Series 2021-1A, Class B, 3.01%, 10/15/2056 (d)	394,576	301,577
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (d)	1,297,950	1,323,474
Series 2025-3A, Class A, 5.00%, 10/20/2049 (d)	6,152,146	6,201,509
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	45,279	45,321
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	354,431
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (d) (e)	6,513,262	6,546,362
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (d)	5,193,612	5,261,225
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (d)	1,839,815	1,705,563
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (d)	4,488,867	4,434,406
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (d)	667,016	661,972
Series 2020-1A, Class A, 2.59%, 9/20/2057 (d)	420,403	371,144
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	188,286	188,722
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	180,028	184,363
Series 2024-3A, Class C, 5.71%, 8/27/2040 (d)	3,019,386	3,071,470
Series 2025-1A, Class C, 5.52%, 5/27/2042 (d)	2,065,849	2,104,942
Series 2025-2A, Class B, 4.73%, 5/25/2044 (d)	1,786,788	1,801,614
Series 2025-2A, Class C, 5.12%, 5/25/2044 (d)	1,831,739	1,856,139
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (d)	7,070,931	7,141,330
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (d)	5,993,018	6,069,620
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	1,968,294	1,974,857
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	304,213	311,251
Series 2025-A, Class B, 5.45%, 3/15/2044 (d)	2,485,937	2,547,541
Series 2025-B, Class C, 5.24%, 5/15/2045 (d)	2,468,813	2,495,576
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	3,118,361	3,062,484
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	7,335,344	7,206,367
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	333,848	331,374
Series 2020-2, Class B, 1.98%, 1/17/2041 (d)	1,418,758	1,322,632
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	2,424,696	2,295,474
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	471,737	446,273
Series 2021-3, Class E1, 3.20%, 1/17/2041 (d)	6,286,249	5,929,342
Hornbeck Offshore 8.90%, 1/1/2044 ‡ (d)	2,970,910	3,037,756
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (d)	5,183,308	5,224,119
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	3,500,000	3,556,350
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (d)	1,615,000	1,579,114
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (d)	1,720,000	1,676,634
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (d)	2,300,551	2,346,111
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (d)	2,850,134	2,890,890
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (d)	1,773,964	1,817,604
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (d)	1,642,557	1,646,170
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (d)	1,470,000	1,456,060
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	384,902
Series 2021-1A, Class C, 3.41%, 11/20/2031 (d)	1,900,000	1,833,848
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	1,540,000	1,461,918
Series 2024-2A, Class D, 5.69%, 2/21/2034 (d)	2,000,000	2,016,533
Series 2025-1A, Class C, 5.68%, 9/20/2034 (d)	2,250,000	2,294,198
Series 2025-1A, Class D, 6.48%, 9/20/2034 (d)	1,910,000	1,962,152
Series 2025-2A, Class D, 5.98%, 10/20/2034 (d)	3,000,000	3,050,898
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (d)	5,672,000	5,722,047
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	301,130
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	193,977
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	219,469
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	730,941
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	191,445
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-AA, Class C, 5.69%, 5/20/2038 (d)	2,962,000	3,021,430
Series 2025-AA, Class D, 6.54%, 5/20/2038 (d)	6,650,000	6,846,914
Series 2025-BA, Class D, 5.84%, 11/22/2038 (d)	6,985,000	7,112,970
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	126,549	126,960
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	3,580,000	3,590,246
Series 2024-2A, Class B, 7.43%, 7/20/2029 (d)	2,000,000	2,010,752
Series 2025-1A, Class B, 6.16%, 12/22/2031 (d)	7,000,000	7,029,036
Series 2026-1A, Class A, 5.34%, 2/20/2032 (d)	12,070,000	12,119,977
Series 2026-1A, Class B, 6.31%, 2/20/2032 (d)	2,830,000	2,841,014
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (b)	10,000,000	10,000,000
6.53%, 2/27/2051 ‡	5,000,000	5,000,000
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (d)	1,750,000	1,762,166
MNR ABS Issuer I LLC 8.95%, 12/15/2038 ‡	198,912	205,514
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (d)	4,497,005	4,509,731
MVW LLC
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	63,337	61,608
Series 2024-2A, Class C, 4.92%, 3/20/2042 (d)	1,619,437	1,626,614
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	2,743,522	2,782,663
Series 2025-2A, Class B, 4.72%, 10/20/2044 (d)	7,478,112	7,529,370
Series 2025-2A, Class C, 4.97%, 10/20/2044 (d)	3,782,571	3,810,467
NALP Business Loan Trust
Series 2026-1, Class A, 5.72%, 6/26/2051 (d)	4,244,979	4,297,005
Series 2026-1, Class B, 7.18%, 6/26/2051 (d)	1,278,210	1,302,958
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	446,658
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (d)	3,000,000	2,936,451
Nexgen, Inc.0.00, 11/16/2033‡ (b)	3,067,955	3,064,120
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	10,878,197	10,899,255
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	577,690	572,507
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	204,140	201,287
OneMain Direct Auto Receivables Trust
Series 2025-1A, Class C, 5.76%, 10/15/2035 (d)	1,000,000	1,048,115
Series 2025-1A, Class D, 6.10%, 7/14/2037 (d)	5,000,000	5,237,647
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 9/14/2035 (d)	3,600,000	3,506,672
Series 2021-1A, Class B, 1.95%, 6/16/2036 (d)	4,700,000	4,492,513
Series 2021-1A, Class D, 2.47%, 6/16/2036 (d)	3,910,000	3,704,526
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (d)	931,000	932,251
Series 2024-3, Class C, 6.25%, 8/15/2029 (d)	1,300,000	1,305,100
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	158,718	156,010
Series 2021-B, Class B, 1.96%, 5/8/2031 (d)	974,871	959,620
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	295,651	293,229
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	1,101,302	1,084,237
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	439,903	433,605
Series 2021-C, Class C, 3.61%, 10/8/2031 (d)	562,176	556,301
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	704,567	705,524
Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	2,083,000	2,092,410
Series 2025-D, Class B, 5.31%, 2/8/2033 (d)	8,105,000	8,156,901
Series 2025-B, Class B, 5.28%, 5/9/2033 (d)	14,250,000	14,333,394
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-B, Class C, 5.52%, 5/9/2033 (d)	1,000,000	1,002,749
Series 2025-B, Class D, 6.45%, 5/9/2033 (d)	3,000,000	3,020,904
Series 2025-C, Class B, 4.93%, 7/8/2033 (d)	1,700,000	1,704,240
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	12,308,000	12,379,838
Series 2026-A, Class C, 5.45%, 1/9/2034 (d)	15,176,000	15,277,491
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	538,159
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	1,020,883
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,024,036
Perimeter Master Note Business Trust
Series 2025-1A, Class A, 5.58%, 12/16/2030 (d)	4,000,000	4,024,768
Series 2025-1A, Class B, 6.12%, 12/16/2030 (d)	2,997,000	3,017,775
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	9,000,000	9,000,000
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (d)	10,123,114	10,223,417
Progress Residential Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	96,360	95,808
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	693,827
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	98,995	98,084
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (d)	3,000,000	2,871,567
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (d)	1,500,000	1,440,726
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	414,933	392,450
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	444,791
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (d)	5,000,000	4,749,727
Series 2021-SFR9, Class D, 2.71%, 11/17/2040 (d)	3,000,000	2,872,441
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (d)	5,050,000	4,826,231
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (d)	4,147,638	3,978,464
Series 2021-SFR10, Class C, 2.87%, 12/17/2040 (d)	1,916,209	1,838,164
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	6,428,839	6,261,612
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	6,900,000	6,703,043
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	8,650,000	8,452,447
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (d)	2,080,000	1,983,572
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	196,484	197,634
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (d)	5,690,000	5,505,991
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	246,000	235,748
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (d)	5,734,000	5,466,386
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (d)	3,750,000	3,562,555
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (d)	2,488,662	2,349,731
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (d)	2,810,000	2,666,262
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (d)	1,748,985	1,687,403
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (d)	4,442,423	4,261,244
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (d)	4,970,000	4,714,483
Purchasing Power Funding LLC
Series 2026-A, Class B, 4.81%, 8/15/2030 (d)	9,308,000	9,323,191
Series 2026-A, Class C, 5.25%, 8/15/2030 (d)	5,175,000	5,183,803
RCKT Mortgage Trust
Series 2024-CES6, Class A2, 5.59%, 9/25/2044 (d) (e)	2,750,000	2,771,235
Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (d) (e)	7,900,000	7,907,097
Reach ABS Trust
Series 2025-1A, Class C, 5.99%, 8/16/2032 (d)	1,220,000	1,251,844
Series 2025-2A, Class C, 5.69%, 8/18/2032 (d)	5,000,000	5,089,668
Series 2026-1A, Class C, 4.80%, 2/15/2033 (d)	9,010,000	9,058,194
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Regional Management Issuance Trust
Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	299,256
Series 2022-1, Class C, 4.46%, 3/15/2032 (d)	3,666,000	3,651,476
Series 2021-2, Class C, 3.23%, 8/15/2033 (d)	1,400,000	1,332,234
Series 2025-1, Class D, 6.58%, 4/17/2034 (d)	4,250,000	4,307,342
Series 2025-2, Class D, 6.01%, 11/16/2037 (d)	4,900,000	4,932,216
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	154,296	146,676
Series 2018-1, Class A, 3.95%, 9/20/2053 (d)	2,364,859	2,227,849
Series 2017-2A, Class A, 3.22%, 9/22/2053 (d)	786,006	728,795
Series 2023-1A, Class A, 5.90%, 11/20/2058 (d)	2,298,444	2,408,961
Series 2024-1A, Class A, 6.21%, 11/20/2059 (d)	5,558,825	5,691,755
Series 2024-2A, Class M, 6.83%, 11/20/2060 (d)	1,191,406	1,170,103
Series 2024-2A, Class B, 8.22%, 11/20/2060 (d)	1,334,107	1,341,739
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	605,825
Series 2024-B, Class A, 5.42%, 11/20/2037 (d)	810,000	827,311
Research-Driven Pagaya Motor Trust
Series 2025-5A, Class A3, 4.84%, 6/26/2034 (d)	9,000,000	9,041,660
Series 2025-6A, Class A3, 5.01%, 8/25/2034 (d)	2,000,000	2,006,954
Revolution ABS LLC Series 2026-1, 6.18%, 3/28/2046 ‡	9,540,000	9,540,000
RKTL Series 2026-1A, Class C, 4.64%, 2/26/2035 (d)	3,310,000	3,309,563
Santander Bank Auto Credit-Linked Notes Series 2024-B, Class D, 5.48%, 1/18/2033 (d)	2,452,799	2,476,825
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	409,394	411,404
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	403,465
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	404,549
Series 2025-1, Class D, 5.43%, 3/17/2031	1,000,000	1,023,686
Series 2024-2, Class D, 6.28%, 8/15/2031	3,500,000	3,633,717
Series 2024-3, Class D, 5.97%, 10/15/2031	2,385,000	2,462,198
Series 2025-4, Class D, 4.95%, 1/15/2032	3,930,000	3,977,290
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,412,982
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	103,809	104,575
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	302,900
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	1,799,000	1,886,463
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (d)	1,700,000	1,746,477
Series 2025-1A, Class D, 5.88%, 11/20/2035 (d)	8,157,000	8,543,880
Series 2025-1A, Class E, 6.75%, 11/20/2035 (d)	1,290,000	1,360,227
Series 2025-2A, Class C, 4.82%, 6/20/2036 (d)	4,266,000	4,357,504
Series 2025-2A, Class D, 5.33%, 6/20/2036 (d)	4,845,000	4,939,832
Series 2025-2A, Class E, 6.21%, 6/20/2036 (d)	7,265,000	7,553,394
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	156,480	160,995
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	138,496	139,829
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	319,203	325,431
Series 2024-3A, Class C, 5.32%, 8/20/2041 (d)	734,352	741,337
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	1,030,230	1,039,551
Series 2025-3A, Class C, 4.98%, 8/22/2044 (d)	1,501,284	1,508,824
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (b)	7,000,000	6,991,250
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (b)	7,000,000	7,003,064
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	486,254	508,703
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	3,136,231	3,368,778
Series 2024-2A, Class B, 6.34%, 2/15/2045 (d)	1,183,453	1,223,463
Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	1,517,395	1,543,230
Series 2025-1A, Class B, 5.48%, 9/15/2045 (d)	3,227,988	3,286,993
Series 2025-1A, Class C, 6.12%, 9/15/2045 (d)	2,601,662	2,667,676
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (d) (e)	9,872,087	9,935,922
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (d) (e)	8,347,508	8,391,681
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (d) (e)	7,035,000	7,033,537
Tricon American Homes Trust
Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (d)	2,500,000	2,392,821
Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	478,243
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	270,570
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (d)	1,000,000	1,012,417
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	300,601
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (d)	2,612,613	2,627,264
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	337,500	337,500
United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	907,794	949,290
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (d)	5,776,332	5,818,634
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (d)	3,000,000	2,996,250
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (d)	1,179,530	1,189,509
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (d)	9,796,928	9,876,470
Verdant Receivables LLC Series 2025-1A, Class B, 5.37%, 5/12/2033 (d)	2,400,000	2,474,903
Veros Auto Receivables Trust
Series 2026-1, Class B, 4.84%, 5/15/2029 (d)	3,055,000	3,063,432
Series 2026-1, Class C, 5.22%, 7/15/2031 (d)	4,757,000	4,796,188
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (d)	1,195,000	1,206,961
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (d) (e)	25,165	25,170
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (d) (e)	65,366	65,381
Western Funding Auto Loan Trust Series 2025-1, Class D, 5.79%, 1/15/2036 (d)	8,858,000	9,067,824
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	384,933	391,215
Westlake Automobile Receivables Trust
Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	363,317
Series 2024-2A, Class D, 5.91%, 4/15/2030 (d)	6,500,000	6,683,441
Series 2025-3A, Class C, 4.68%, 7/15/2031 (d)	2,502,000	2,529,824
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,257,734
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (d)	2,570,000	2,579,383
Series 2025-1A, Class C, 4.76%, 9/20/2033 (d)	2,000,000	2,014,061
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	2,732,676	2,732,676
Total Asset-Backed Securities (Cost $1,148,215,289)		1,163,992,557
Corporate Bonds — 14.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
3.38%, 6/15/2046	4,660,000	3,348,509
3.63%, 3/1/2048	1,450,000	1,058,613
5.81%, 5/1/2050	3,620,000	3,634,625
3.83%, 3/1/2059	1,000,000	703,921
Leidos, Inc.
2.30%, 2/15/2031	1,250,000	1,135,564
5.00%, 3/15/2036 (c)	2,195,000	2,189,855
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,262,558
		13,333,645
Banks — 5.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (f)	500,000	519,336
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (f)	1,190,000	1,236,170
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (d) (f)	18,170,000	19,362,279
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	4,400,000	4,374,329
Banco Santander SA (Spain) 5.13%, 11/6/2035	14,000,000	14,088,046
Bank of America Corp.
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	455,514
(SOFR + 2.16%), 5.02%, 7/22/2033 (f)	500,000	514,692
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	11,030,000	11,559,399
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	5,650,000	5,930,194
(SOFR + 1.13%), 5.05%, 2/6/2037 (f)	7,860,000	7,973,367
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	2,545,000	1,891,615
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	463,013
Bank of Montreal (Canada) (SOFRINDX + 1.08%), 4.35%, 9/22/2031 (f)	2,120,000	2,133,680
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (f)	4,015,000	4,061,281
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (d)	835,000	874,119
4.54%, 1/15/2031 (d)	6,930,000	6,969,379
5.11%, 1/15/2036 (d)	3,685,000	3,724,181
Barclays plc (United Kingdom)
(SOFR + 1.14%), 4.52%, 2/24/2032 (f)	1,330,000	1,332,944
(SOFR + 1.91%), 5.34%, 9/10/2035 (f)	1,000,000	1,023,253
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	1,005,000	1,052,896
(SOFR + 1.51%), 5.21%, 2/24/2037 (f)	2,895,000	2,892,268
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	411,415
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (f)	2,810,000	2,911,033
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (f)	4,383,000	4,642,243
(SOFR + 1.29%), 4.92%, 1/15/2034 (d) (f)	4,000,000	4,019,203
(SOFR + 1.92%), 5.91%, 11/19/2035 (d) (f)	6,000,000	6,267,693
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (f)	2,155,000	2,229,395
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	1,000,000	1,123,847
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (f)	3,250,000	3,429,777
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (f)	10,855,000	11,692,497
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (f)	2,045,000	2,156,866
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (d) (f)	313,000	326,401
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (f)	448,000	502,921
(SOFR + 2.26%), 6.04%, 6/15/2035 (d) (f)	6,510,000	6,985,946
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (f)	14,955,000	15,516,363
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,026,000	1,038,107
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	2,000,000	2,015,267
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	3,275,000	3,415,670
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	3,755,000	3,870,720
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	7,500,000	7,630,926
(SOFR + 1.75%), 5.61%, 3/4/2056 (f)	1,000,000	1,004,681
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (f)	2,440,000	2,514,125
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (d) (f)	1,800,000	1,914,489
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (f)	374,000	386,715
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (f)	2,640,000	2,659,921
(SOFR + 1.74%), 5.86%, 1/9/2036 (d) (f)	1,605,000	1,705,923
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (f)	6,810,000	6,879,722
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	417,459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (f)	4,300,000	4,420,653
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Fifth Third Bancorp (SOFR + 1.24%), 5.14%, 1/29/2037 (f)	2,820,000	2,828,689
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	1,480,000	1,534,215
(SOFR + 1.29%), 5.13%, 3/3/2031 (f)	980,000	1,011,190
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	4,855,000	4,903,915
ING Groep NV (Netherlands) (SOFR + 1.61%), 5.53%, 3/25/2036 (f)	1,000,000	1,047,580
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (f)	6,526,000	6,576,121
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	810,000	830,948
(SOFR + 1.37%), 5.31%, 1/28/2037 (f)	1,650,000	1,664,604
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (f)	4,205,000	4,181,024
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (f)	3,570,000	3,686,855
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	2,180,000	2,232,935
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (f)	3,160,000	3,196,960
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (f)	2,000,000	2,072,068
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	4,565,000	4,654,865
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	5,550,000	5,751,806
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	792,000	811,964
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	7,480,000	7,956,333
PNC Financial Services Group, Inc. (The)
(SOFR + 1.39%), 5.58%, 1/29/2036 (f)	2,000,000	2,104,940
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	1,375,000	1,425,572
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	5,550,000	5,977,648
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (f)	1,535,000	1,540,333
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	680,000	693,187
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	2,050,000	2,152,410
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (f)	1,510,000	1,512,706
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	1,445,000	1,463,610
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	435,000	439,835
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (f)	425,000	442,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	500,000	459,272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (d) (f)	2,000,000	1,857,371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (d) (f)	2,455,000	2,619,741
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	9,214,000	9,829,285
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (f)	6,000,000	6,080,718
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (f)	11,045,000	11,111,662
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (d) (f)	580,000	593,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (d) (f)	1,085,000	1,091,152
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.42%, 7/9/2031	400,000	421,884
(SOFR + 1.38%), 4.95%, 7/8/2033 (f)	2,500,000	2,569,914
(SOFR + 1.36%), 5.57%, 1/15/2047 (f)	3,755,000	3,824,425
Truist Financial Corp.
(SOFR + 1.31%), 5.07%, 5/20/2031 (f)	1,070,000	1,104,357
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	1,615,000	1,713,585
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	10,925,000	10,909,393
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (f)	1,000,000	1,034,500
(SOFR + 1.86%), 5.68%, 1/23/2035 (f)	1,685,000	1,788,764
Wells Fargo & Co.
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	535,000	560,416
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	4,910,000	5,041,612
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	17,971,000	18,900,635
(SOFR + 1.34%), 4.89%, 9/15/2036 (f)	790,000	792,297
(SOFR + 1.10%), 4.96%, 1/23/2037 (f)	8,460,000	8,492,169
		358,013,477
Biotechnology — 0.4%
AbbVie, Inc.
4.75%, 3/15/2036	1,700,000	1,708,905
4.85%, 6/15/2044	1,000,000	941,337
5.55%, 3/15/2056	5,605,000	5,639,562
Amgen, Inc.
4.85%, 2/19/2036	4,425,000	4,448,936
4.66%, 6/15/2051	3,200,000	2,793,733
5.65%, 3/2/2053	1,664,000	1,661,035
Biogen, Inc.
5.75%, 5/15/2035	770,000	821,093
3.25%, 2/15/2051	3,900,000	2,588,967
6.45%, 5/15/2055	1,500,000	1,609,274
Gilead Sciences, Inc. 5.60%, 11/15/2064	1,000,000	1,001,243
		23,214,085
Capital Markets — 1.4%
Deutsche Bank AG (Germany)
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	2,000,000	2,043,987
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	175,000	183,026
(SOFR + 1.72%), 5.30%, 5/9/2031 (f)	2,440,000	2,519,674
(SOFR + 1.10%), 4.47%, 12/10/2031 (f)	825,000	829,730
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	412,492
Goldman Sachs Group, Inc. (The)
(SOFR + 0.96%), 4.52%, 1/21/2032 (f)	10,000,000	10,061,749
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	373,180
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,070,000	1,104,493
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	2,000,000	2,020,732
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	18,305,000	19,144,697
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	1,905,000	1,898,225
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.19%), 5.07%, 1/21/2037 (f)	6,320,000	6,364,452
Morgan Stanley
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	587,264
(SOFR + 1.42%), 5.59%, 1/18/2036 (f)	14,000,000	14,717,659
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (f)	11,820,000	11,759,336
(SOFR + 1.18%), 5.07%, 1/30/2037 (f)	2,945,000	2,970,104
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	1,200,000	949,172
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (f)	1,070,000	1,069,273
UBS Group AG (Switzerland)
(SOFR + 1.73%), 3.09%, 5/14/2032 (d) (f)	250,000	233,942
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (f)	4,800,000	4,840,245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	636,000	697,547
(SOFR + 1.76%), 5.58%, 5/9/2036 (d) (f)	2,000,000	2,081,966
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (f)	1,310,000	1,305,738
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (f)	4,165,000	4,202,806
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (f)	1,000,000	990,754
		93,362,243
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,059,000	1,075,102
5.42%, 11/15/2048	316,000	302,222
EIDP, Inc. 5.13%, 5/15/2032	1,500,000	1,558,651
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	7,800,000	7,112,998
		10,048,973
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 5.04%, 3/25/2030 (d)	800,000	820,055
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	1,475,000	1,501,996
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/30/2032	730,000	682,185
4.75%, 1/15/2033	1,770,000	1,773,466
5.00%, 11/15/2035	765,000	763,878
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
3.85%, 10/29/2041	1,520,000	1,265,458
Aircastle Ltd.
5.25%, 3/15/2030 (d)	525,000	541,939
5.00%, 9/15/2030 (d)	265,000	270,953
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (f)	2,000,000	2,117,313
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	420,000	430,236
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	1,935,000	2,016,647
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	1,535,000	1,520,242
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 1/15/2028 (d)	1,500,000	1,519,980
5.75%, 3/1/2029 (d)	850,000	884,230
5.15%, 1/15/2030 (d)	3,732,000	3,820,598
4.90%, 10/10/2030 (d)	928,000	941,452
4.70%, 1/30/2031 (d)	1,460,000	1,464,687
4.95%, 10/15/2032 (d)	5,000,000	5,010,959
4.85%, 4/1/2033 (d)	1,035,000	1,026,881
Capital One Financial Corp.
(SOFR + 1.63%), 5.20%, 9/11/2036 (f)	4,875,000	4,861,506
(SOFR + 1.51%), 5.40%, 1/30/2037 (f)	5,400,000	5,449,006
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (d)	3,984,000	4,070,710
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (f)	1,844,000	1,913,652
		42,345,978
Consumer Staples Distribution & Retail — 0.0% ^
CVS Pass-Through Trust 7.51%, 1/10/2032 (d)	371,017	397,191
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	1,645,000	1,702,561
Packaging Corp. of America 5.20%, 8/15/2035	1,005,000	1,030,433
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	755,000	783,591
		3,516,585
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (d)	4,216,610	4,237,693
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	2,990,000	3,025,613
4.70%, 3/15/2033 (c)	2,000,000	2,007,406
		5,033,019
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
4.55%, 11/1/2032	1,685,000	1,695,957
5.13%, 4/30/2036	850,000	862,524
3.55%, 9/15/2055	9,940,000	6,729,585
3.80%, 12/1/2057	1,005,000	705,063
Comcast Corp.
5.30%, 6/1/2034	500,000	522,402
5.17%, 1/15/2037 (d)	1,189,000	1,197,163
3.25%, 11/1/2039	1,210,000	965,944
3.40%, 7/15/2046	5,000,000	3,568,065
4.00%, 11/1/2049	2,785,000	2,105,508
2.94%, 11/1/2056	1,830,000	1,067,204
Orange SA (France) 4.75%, 1/13/2033 (d)	5,610,000	5,675,419
Verizon Communications, Inc. 2.99%, 10/30/2056	1,440,000	877,716
		25,972,550
Electric Utilities — 1.1%
Duke Energy Corp. 5.70%, 9/15/2055	1,110,000	1,088,251
Emera US Finance LP (Canada) 4.75%, 6/15/2046	6,885,000	5,952,785
Enel Finance International NV (Italy)
5.50%, 6/26/2034 (d)	350,000	365,140
5.00%, 9/30/2035 (d)	1,425,000	1,423,520
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	447,465
Entergy Texas, Inc. 5.55%, 9/15/2054	564,000	549,860
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	500,000	514,202
Evergy Missouri West, Inc. 5.25%, 12/15/2035 (d)	750,000	759,158
Exelon Corp. 5.88%, 3/15/2055	1,000,000	1,003,498
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	503,435
ITC Holdings Corp. 5.30%, 7/1/2043	2,435,000	2,351,440
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	1,415,000	1,438,746
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	720,000	735,174
NRG Energy, Inc. 5.41%, 10/15/2035 (d)	6,325,000	6,392,456
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	447,130
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Oncor Electric Delivery Co. LLC
5.30%, 6/1/2042	650,000	646,916
5.80%, 4/1/2055 (d)	1,000,000	1,027,516
Pacific Gas and Electric Co.
5.70%, 3/1/2035	1,695,000	1,767,315
6.00%, 8/15/2035	640,000	681,926
4.50%, 7/1/2040	955,000	847,816
3.75%, 8/15/2042 (e)	3,000,000	2,331,547
4.30%, 3/15/2045	745,000	603,124
4.95%, 7/1/2050	8,680,000	7,514,733
6.75%, 1/15/2053	1,500,000	1,620,848
6.10%, 10/15/2055	2,600,000	2,605,365
6.00%, 5/1/2056	3,535,000	3,491,441
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	298,787
Series A-3, 5.53%, 6/1/2049	345,000	356,722
Public Service Co. of Oklahoma 5.45%, 1/15/2036	2,470,000	2,559,225
SCE Recovery Funding LLC 5.34%, 3/15/2045	1,535,000	1,576,398
Southern California Edison Co.
5.88%, 12/1/2053	5,000,000	4,912,422
5.75%, 4/15/2054	4,550,000	4,379,156
5.90%, 3/1/2055	695,000	684,937
Virginia Electric and Power Co. 5.65%, 3/15/2055	1,500,000	1,476,872
Vistra Operations Co. LLC
4.60%, 10/15/2030 (d)	1,994,000	2,006,618
6.00%, 4/15/2034 (d)	2,421,000	2,566,546
5.70%, 12/30/2034 (d)	2,145,000	2,222,924
5.25%, 10/15/2035 (d)	3,920,000	3,928,295
5.35%, 1/31/2036 (d)	1,715,000	1,726,873
		75,806,582
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	2,110,000	2,043,192
Financial Services — 0.8%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	3,000,000	2,996,250
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (b)	3,995,640	3,995,640
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	8,665,142	8,654,311
Fiserv, Inc. 5.15%, 8/12/2034	1,325,000	1,321,130
Global Payments, Inc.
5.20%, 11/15/2032	4,675,000	4,702,544
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
5.55%, 11/15/2035	6,570,000	6,535,245
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	9,958,242	10,207,198
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (d) (f)	10,200,000	10,590,985
Shell International Finance BV 2.88%, 11/26/2041	937,000	706,040
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	3,670,488	3,670,487
		53,379,830
Food Products — 0.3%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	5,256,000	5,234,448
5.15%, 8/4/2035	1,220,000	1,251,843
JBS NV
6.50%, 12/1/2052	6,155,000	6,503,681
6.38%, 2/25/2055	585,000	604,409
6.38%, 4/15/2066	2,020,000	2,056,077
Kraft Heinz Foods Co.
4.38%, 6/1/2046	4,000,000	3,283,197
4.88%, 10/1/2049	2,200,000	1,896,461
Mars, Inc. 5.65%, 5/1/2045 (d)	1,310,000	1,340,633
		22,170,749
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	581,580
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	659,633
SMBC Aviation Capital Finance DAC (Ireland) 5.25%, 11/26/2035 (d)	700,000	712,102
		1,371,735
Health Care Equipment & Supplies — 0.2%
Solventum Corp.
5.60%, 3/23/2034	4,903,000	5,126,309
5.90%, 4/30/2054	5,000,000	4,990,394
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,161,109
		12,277,812
Health Care Providers & Services — 0.4%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	880,668
Cardinal Health, Inc. 5.15%, 9/15/2035	2,165,000	2,216,687
Cencora, Inc. 5.15%, 2/15/2035	775,000	801,666
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Cigna Group (The)
5.25%, 1/15/2036	1,634,000	1,678,266
3.20%, 3/15/2040	1,050,000	839,178
HCA, Inc.
5.75%, 3/1/2035	3,195,000	3,382,139
4.90%, 11/15/2035	1,530,000	1,523,627
4.63%, 3/15/2052	1,435,000	1,188,532
5.95%, 9/15/2054	5,100,000	5,076,057
6.20%, 3/1/2055	2,000,000	2,054,422
6.10%, 4/1/2064	825,000	825,927
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	6,135,035	6,196,385
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	418,640
5.63%, 7/15/2054	670,000	661,021
		27,743,215
Health Care REITs — 0.0% ^
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,170,872
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	1,009,607
		2,180,479
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	3,440,000	3,593,481
Constellation Energy Generation LLC
5.75%, 10/1/2041	455,000	473,096
5.60%, 6/15/2042	850,000	863,305
		4,929,882
Insurance — 0.0% ^
Corebridge Global Funding 4.90%, 8/21/2032 (d)	560,000	564,149
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	1,395,000	1,435,939
		2,000,088
Interactive Media & Services — 0.5%
Alphabet, Inc.
5.50%, 2/15/2046	2,115,000	2,153,703
5.65%, 2/15/2056	3,105,000	3,177,216
5.75%, 2/15/2066	1,910,000	1,945,076
Meta Platforms, Inc.
4.60%, 11/15/2032	7,410,000	7,534,287
4.88%, 11/15/2035	4,610,000	4,655,903
5.50%, 11/15/2045	5,430,000	5,364,625
5.40%, 8/15/2054	6,500,000	6,136,876
5.63%, 11/15/2055	4,165,000	4,076,807
		35,044,493
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	3,655,000	3,718,372
Media — 0.2%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	952,337
3.50%, 3/1/2042	700,000	494,312
5.38%, 5/1/2047	6,835,000	5,696,903
3.70%, 4/1/2051	950,000	613,101
3.90%, 6/1/2052	4,000,000	2,632,129
Time Warner Cable LLC 5.88%, 11/15/2040	3,000,000	2,814,027
		13,202,809
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (d)	1,200,000	1,117,200
5.75%, 4/5/2034 (d)	2,035,000	2,160,275
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	2,000,000	2,115,221
		5,392,696
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Resurgent 6.78%, 7/1/2030 ‡	3,000,000	3,000,000
Multi-Utilities — 0.1%
Puget Energy, Inc. 5.73%, 3/15/2035	5,985,000	6,192,503
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	1,205,000	1,227,252
5.88%, 3/15/2041	1,000,000	1,051,377
		8,471,132
Oil, Gas & Consumable Fuels — 0.9%
APA Infrastructure Ltd. (Australia) 5.75%, 9/16/2044 (d)	1,487,000	1,533,217
Cheniere Energy Partners LP 5.55%, 10/30/2035	560,000	581,129
Cheniere Energy, Inc. 5.65%, 4/15/2034	570,000	599,388
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	10,000,000	10,415,753
5.70%, 10/1/2054 (d)	2,230,000	2,187,558
ConocoPhillips Co. 5.50%, 1/15/2055	680,000	667,775
Coterra Energy, Inc.
5.40%, 2/15/2035	1,300,000	1,340,605
5.90%, 2/15/2055	2,275,000	2,262,862
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	592,712
6.20%, 1/15/2055	695,000	738,834
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	890,000	942,102
Energy Transfer LP
5.60%, 9/1/2034	400,000	417,922
5.70%, 4/1/2035	2,000,000	2,101,033
5.15%, 3/15/2045	1,510,000	1,365,608
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	465,129
EOG Resources, Inc. 5.35%, 1/15/2036	5,000,000	5,196,199
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,577,981
Kinder Morgan Energy Partners LP 5.50%, 3/1/2044	3,980,000	3,902,854
Kinder Morgan, Inc. 3.25%, 8/1/2050	615,000	414,348
MPLX LP 5.95%, 4/1/2055	4,365,000	4,285,350
ONEOK, Inc.
5.45%, 6/1/2047	1,480,000	1,397,568
4.95%, 7/13/2047	500,000	443,698
6.25%, 10/15/2055	4,000,000	4,053,595
Pioneer Natural Resources Co. 2.15%, 1/15/2031	6,001,000	5,523,184
Plains All American Pipeline LP 4.90%, 2/15/2045	450,000	401,726
Shell Finance US, Inc. 5.13%, 10/15/2041 (d)	563,000	561,045
Targa Resources Corp.
4.90%, 9/15/2030	3,247,000	3,334,457
5.50%, 2/15/2035	415,000	429,430
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	960,502
		58,693,564
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co. 2.55%, 11/13/2050	1,150,000	695,438
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (d)	800,000	726,267
Residential REITs — 0.1%
Essex Portfolio LP
5.50%, 4/1/2034	525,000	547,580
5.38%, 4/1/2035	1,700,000	1,758,879
Mid-America Apartments LP 4.65%, 1/15/2033	1,155,000	1,162,044
		3,468,503
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
4.80%, 2/15/2036	507,000	508,252
3.50%, 2/15/2041	6,155,000	5,098,708
Intel Corp. 5.70%, 2/10/2053	915,000	869,013
Marvell Technology, Inc.
4.75%, 7/15/2030	1,830,000	1,865,665
5.45%, 7/15/2035	4,487,000	4,671,123
Micron Technology, Inc. 5.30%, 1/15/2031	1,632,000	1,714,076
		14,726,837
Software — 0.4%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	879,000	886,622
Oracle Corp.
4.80%, 9/26/2032	1,000,000	977,125
5.70%, 2/4/2036	3,825,000	3,827,142
5.88%, 9/26/2045	465,000	421,320
6.55%, 2/4/2046	2,680,000	2,611,530
4.00%, 7/15/2046	800,000	558,082
3.60%, 4/1/2050	3,050,000	1,907,858
3.95%, 3/25/2051	995,000	658,645
4.38%, 5/15/2055	5,000,000	3,456,035
6.70%, 2/4/2056	5,855,000	5,677,946
6.85%, 2/4/2066	5,885,000	5,637,909
Synopsys, Inc. 5.70%, 4/1/2055	2,385,000	2,383,622
		29,003,836
Specialized REITs — 0.1%
American Tower Corp.
4.70%, 12/15/2032	6,145,000	6,215,705
3.70%, 10/15/2049	900,000	679,275
		6,894,980
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	881,712
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC 5.30%, 4/1/2032	1,990,000	2,066,722
Tobacco — 0.0% ^
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	495,242
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	545,000	559,935
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.00%, 2/15/2041	595,000	452,687
3.40%, 10/15/2052	6,385,000	4,354,463
5.50%, 1/15/2055	964,000	919,409
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	400,000	394,571
		6,121,130
Total Corporate Bonds (Cost $966,295,295)		979,446,302
Collateralized Mortgage Obligations — 6.7%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (d) (e)	3,715,000	3,732,146
Anchor Mortgage Trust
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (e)	7,270,000	7,311,462
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (d) (e)	1,430,000	1,436,184
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (d)	6,457,154	6,433,743
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (d)	4,971,730	4,995,875
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (b) (d)	5,726,444	5,710,469
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (d)	4,630,035	4,581,240
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (d)	5,888,052	5,782,660
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (d)	12,390,000	12,093,681
Series 2023-RM7, Class A1, 4.50%, 3/25/2078 ‡ (b) (d)	6,820,654	6,781,482
BVRT LLC Series 2025-1, Class C, 3.66%, 5/10/2033 ‡ (b) (d)	2,246,800	2,151,388
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (d) (e)	4,600,000	4,649,444
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (d) (e)	6,745,000	6,789,111
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (d) (e)	1,720,000	1,738,183
Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (d) (e)	5,872,000	5,895,864
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (b) (d)	1,000,000	970,627
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (d)	2,470,000	2,436,324
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (b) (d)	300,000	294,322
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (e)	7,000,000	7,077,068
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (d)	4,365,372	4,323,554
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,601,769	2,615,559
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (b) (d)	1,093,671	892,171
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (e)	626,104	568,837
Series 2018-1, Class M60C, 3.50%, 5/25/2057	235,277	222,468
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	2,693,254	2,511,201
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,033,616	976,192
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,689	3,446
Series 2018-3, Class MA, 3.50%, 8/25/2057 (b)	10,182,516	10,051,242
Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,244,341	4,418,992
Series 2019-1, Class MA, 3.50%, 7/25/2058	689,085	678,754
Series 2019-1, Class MT, 3.50%, 7/25/2058	453,871	419,106
Series 2019-2, Class HT, 3.00%, 8/25/2058	519,739	464,642
Series 2019-3, Class MT, 3.50%, 10/25/2058	658,300	610,548
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,040,642	4,824,975
Series 2019-4, Class HT, 3.00%, 2/25/2059	588,964	522,852
Series 2019-4, Class MA, 3.00%, 2/25/2059	5,343,535	5,052,126
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,373,111	2,130,852
Series 2020-3, Class MTU, 2.50%, 5/25/2060	5,117,966	4,399,645
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-1, Class MTU, 2.50%, 9/25/2060	605,323	516,012
Series 2021-2, Class MTU, 2.50%, 11/25/2060	658,771	561,042
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,997,883	2,668,587
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,592,192	2,392,269
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,223,199	1,164,976
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	237,530	234,097
Series 5073, Class GA, 1.50%, 8/25/2044	930,520	801,894
Series 5027, Class JA, 2.00%, 10/25/2044	125,565	117,836
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	937,818
Series 4585, Class DA, 3.00%, 6/15/2045	202,525	195,444
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	450,556
Series 4710, Class JE, 2.75%, 6/15/2047	532,673	488,063
Series 5202, Class BH, 2.00%, 12/25/2047	604,505	567,287
Series 5195, Class CA, 2.50%, 12/25/2047	2,525,917	2,328,183
Series 5149, Class HB, 1.25%, 8/25/2048	534,066	441,251
Series 4994, Class LI, IO, 4.00%, 12/25/2048	139,134	26,567
Series 4913, Class UA, 3.00%, 3/15/2049	741,544	682,352
Series 4863, Class H, 7.00%, 3/15/2049	450,016	490,536
Series 4896, Class CG, 3.50%, 4/15/2049	279,168	272,313
Series 5141, Class PA, 1.00%, 4/25/2050	278,281	236,898
Series 5000, Class EA, 1.00%, 7/25/2050	699,984	550,293
Series 5023, Class TE, 1.00%, 10/25/2050	2,629,665	2,057,596
Series 5088, Class MP, 1.00%, 12/25/2050	437,376	351,406
Series 5063, Class LC, 0.75%, 1/25/2051	457,465	362,438
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5132, Class EB, 1.25%, 8/25/2051	888,654	704,774
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,627,834
Series 5438, PO, 9/25/2053	3,140,444	2,655,654
Series 4862, Class NO, PO, 8/15/2057	1,730,704	1,116,957
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	215,403	193,644
Series 326, Class 350, 3.50%, 3/15/2044	433,909	410,080
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	684,702	720,266
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	230,389	227,017
Series 2012-28, Class PT, 4.00%, 3/25/2042	716,113	715,099
Series 2013-9, Class CB, 5.50%, 4/25/2042	591,522	615,231
Series 2012-124, Class PA, 2.50%, 7/25/2042	88,731	84,344
Series 2012-130, Class DC, 3.00%, 12/25/2042	272,533	255,945
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,225,774	1,103,865
Series 2017-87, Class EA, 3.00%, 4/25/2044	228,140	214,070
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,309,959	1,259,108
Series 2019-60, Class DA, 2.50%, 3/25/2049	163,854	150,128
Series 2019-12, Class BA, 3.00%, 4/25/2049	244,267	224,700
Series 2021-91, Class GB, 1.75%, 7/25/2049	6,134,874	5,307,751
Series 2020-50, Class A, 2.00%, 7/25/2050	395,158	337,303
Series 2020-54, Class UB, 5.00%, 7/25/2050	118,632	120,936
Series 2020-70, Class AD, 1.50%, 10/25/2050	281,096	228,552
Series 2021-95, Class GA, 1.88%, 3/25/2051	4,154,187	3,536,204
Series 2021-27, Class EC, 1.50%, 5/25/2051	131,924	110,203
Series 2022-12, Class GE, 2.50%, 3/25/2052	5,598,038	5,287,958
Series 2023-40, PO, 9/25/2053	3,300,906	2,823,920
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-18, Class MA, 0.50%, 9/25/2054	6,888,891	5,914,617
Series 2025-31, Class MA, 0.50%, 9/25/2054	3,829,446	3,265,729
Series 2025-29, Class LA, 2.00%, 5/25/2055	3,138,705	2,817,251
Series 2025-52, Class BT, 2.00%, 7/25/2055	10,058,269	8,850,574
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,206,120	3,889,029
GNMA
Series 2012-13, Class FQ, 4.10%, 1/20/2038 (b)	279,140	279,021
Series 2019-83, Class YA, 4.77%, 6/20/2040 (b)	150,843	155,640
Series 2013-91, Class WA, 4.41%, 4/20/2043 (b)	207,603	203,245
Series 2021-50, Class LD, 1.50%, 1/20/2048	837,615	740,657
Series 2020-47, Class CE, 1.50%, 1/20/2049	3,267,309	2,930,702
Series 2020-15, Class CB, 2.50%, 2/20/2050	1,250,614	1,121,899
Series 2021-66, Class QA, 1.00%, 3/20/2050	429,104	338,799
Series 2020-65, Class KC, 1.00%, 5/20/2050	407,439	325,058
Series 2025-6, Class A, 3.50%, 11/20/2050	4,435,561	4,299,000
Series 2020-191, Class CT, 1.25%, 12/20/2050	2,945,928	2,338,952
Series 2021-16, Class JB, 1.50%, 1/20/2051	620,631	532,778
Series 2021-44, Class QM, 1.75%, 3/20/2051	4,319,258	3,537,861
Series 2024-197, Class BN, 3.00%, 5/20/2051	8,616,588	8,161,688
Series 2021-97, Class FA, 3.00%, 6/20/2051 (b)	310,841	274,912
Series 2022-9, Class P, 2.00%, 9/20/2051	759,009	686,268
Series 2021-188, Class PA, 2.00%, 10/20/2051	5,271,370	4,436,738
Series 2023-19, Class WB, 5.64%, 11/20/2051 (b)	548,145	571,820
Series 2022-34, Class PN, 3.00%, 2/20/2052	813,704	780,415
Series 2022-87, Class JT, IF, 5.67%, 5/20/2052 (b)	5,800,915	5,932,538
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-189, Class S, IF, 5.18%, 9/20/2052 (b)	1,826,150	1,820,324
Series 2022-172, Class GS, IF, 5.24%, 10/20/2052 (b)	2,588,304	2,581,453
Series 2022-172, Class DS, IF, 6.19%, 10/20/2052 (b)	3,594,251	3,789,913
Series 2022-179, Class WE, IF, 6.35%, 10/20/2052 (b)	2,149,128	2,164,615
Series 2022-190, Class LS, IF, 4.85%, 11/20/2052 (b)	5,155,050	5,002,180
Series 2023-53, Class SL, IF, 5.18%, 4/20/2053 (b)	2,916,949	2,849,013
Series 2023-70, Class WS, IF, 4.92%, 5/20/2053 (b)	4,427,318	4,282,632
Series 2023-63, Class SY, IF, 8.94%, 5/20/2053 (b)	6,483,591	7,292,808
Series 2023-89, Class QS, IF, 7.18%, 6/20/2053 (b)	5,888,741	6,284,979
Series 2023-115, Class TS, IF, 7.81%, 6/20/2053 (b)	1,972,057	2,070,429
Series 2023-101, Class S, IF, 4.58%, 7/20/2053 (b)	1,570,188	1,458,564
Series 2023-128, Class SL, IF, 7.42%, 8/20/2053 (b)	6,641,815	7,049,299
Series 2023-146, Class GO, PO, 10/20/2053	3,773,116	3,019,803
Series 2024-164, Class LO, PO, 6/20/2054	2,807,879	2,284,577
Series 2024-164, Class AO, PO, 10/20/2054	2,336,147	1,884,095
Series 2025-105, Class SM, IF, 5.40%, 6/20/2055 (b)	4,254,059	4,187,145
Series 2022-215, Class TN, 4.00%, 12/20/2062	4,451,460	4,267,078
Series 2024-64, Class EO, PO, 4/20/2064	11,468,435	10,137,358
Series 2017-H08, Class EI, IO, 1.86%, 2/20/2067 (b)	8,523,606	353,002
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (e)	751,527	743,363
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (e)	2,276,796	2,243,413
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (e)	6,430,000	6,457,655
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (e)	1,100,000	1,102,117
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (d) (e)	1,900,000	1,915,388
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (d)	6,540,000	6,601,535
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (d) (e)	9,550,000	9,610,790
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (d) (e)	6,415,000	6,441,877
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (e)	2,500,000	2,514,817
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (b) (d)	1,528,736	1,495,174
MOO Securitization Trust
Series 2025-RM1, Class A1, 4.50%, 12/25/2065 ‡ (b) (d)	3,000,000	2,941,159
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (b) (d)	13,000,000	12,776,568
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (b) (d)	2,000,000	1,927,956
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	4,480,000	4,491,144
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (e)	8,000,000	8,095,182
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (e)	490,913	491,015
OLIT Series 2025-HB2, Class M1, 3.00%, 11/25/2038 ‡ (b) (d)	4,535,000	4,318,616
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (d)	1,504,636	1,456,830
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	128,539	127,741
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	130,357	129,513
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	5,011,763	4,965,106
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (d) (e)	772,000	781,527
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	3,101,416	2,740,851
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,298,201	3,745,009
Series 2025-2, Class TTW, 4.25%, 6/25/2065	5,563,853	5,510,468
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	6,159,607	5,847,476
Series 2025-2, Class A1, 3.00%, 10/25/2035	13,398,931	12,765,900
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (e)	1,500,000	1,509,707
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (d)	5,402,158	4,976,981
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 4/25/2040 (d) (e)	8,042,000	8,063,389
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,461,124	1,436,281
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,172,272	1,122,451
Total Collateralized Mortgage Obligations (Cost $439,513,758)		449,987,149
Commercial Mortgage-Backed Securities — 5.7%
BAHA Trust Series 2024-MAR, Class A, 6.17%, 12/10/2041 (b) (d)	2,800,000	2,922,811
BAML RCAP Frn 8.00%, 10/25/2027 ‡	9,000,000	9,000,000
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.53%, 1/27/2050 ‡ (b) (d)	851,000	820,012
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (d)	5,000,000	4,318,275
Series 2025-FRR5, Class B736, 1.94%, 9/27/2052 ‡ (b) (d)	6,000,000	5,894,491
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	752,974
BBCMS Mortgage Trust Series 2016-ETC, Class D, 3.61%, 8/14/2036 (b) (d)	210,000	202,583
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (d)	7,750,000	6,891,920
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (d)	2,350,000	2,042,513
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (d)	6,619,500	5,643,442
Series 2019-FRR1, Class 5B13, 2.16%, 5/25/2052 ‡ (b) (d)	6,000,000	5,450,029
Series 2019-FRR1, Class 5A1, 3.41%, 5/25/2052 ‡ (b) (d)	4,000,000	3,806,426
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AK77, 1.34%, 5/27/2051 ‡ (b) (d)	6,314,000	5,891,536
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-FRR7, Class BK77, 1.34%, 5/27/2051 ‡ (b) (d)	9,986,473	9,267,364
Series 2026-FRR7, Class CK77, 1.34%, 5/27/2051 ‡ (b) (d)	8,335,000	7,651,964
Series 2025-FRR6, Class B, 1.50%, 11/27/2051 ‡ (b) (d)	6,000,000	5,381,251
Series 2025-FRR6, Class C, 1.50%, 11/27/2051 ‡ (b) (d)	4,000,000	3,491,818
Series 2026-FRR7, Class CK97, 1.50%, 7/27/2052 ‡ (b) (d)	12,311,000	10,843,063
Series 2026-FRR7, Class BK97, 1.85%, 7/27/2052 ‡ (b) (d)	12,000,000	10,888,957
BX Trust
Series 2025-DELC, Class A, 5.21%, 12/15/2042 (b) (d)	3,450,000	3,458,625
Series 2025-DELC, Class C, 5.86%, 12/15/2042 (b) (d)	2,265,000	2,272,476
Series 2025-DELC, Class D, 6.26%, 12/15/2042 (b) (d)	1,980,000	1,989,005
BXP Trust Series 2017-GM, Class E, 3.42%, 6/13/2039 (b) (d)	4,080,000	3,933,791
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (d)	6,408,073	5,930,141
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,882,248
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	5,350,000	4,801,821
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	660,285
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (b) (d)	4,698,900	4,730,161
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (d)	3,400,000	3,419,657
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (b) (d)	3,110,000	3,140,325
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (b) (d)	3,188,000	3,224,304
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (b) (d)	2,940,000	2,973,176
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.87%, 12/27/2052 ‡ (b) (d)	6,000,000	5,275,347
Series 2025-FRR1, Class A104, 2.56%, 12/27/2052 ‡ (b) (d)	4,000,000	3,672,182
Series 2025-FRR1, Class A111, 2.25%, 4/27/2053 ‡ (b) (d)	7,000,000	6,220,369
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-FRR1, Class A120, 2.60%, 9/27/2053 ‡ (b) (d)	5,000,000	4,415,892
FHLMC Series 2025-MN11, Class M1, 5.32%, 7/25/2045 (b) (d)	1,976,312	1,975,850
FHLMC MSCR Trust
Series 2024-MN9, Class M1, 6.12%, 10/25/2044 (b) (d)	890,602	898,122
Series 2025-MN10, Class M1, 5.72%, 2/25/2045 (b) (d)	1,583,572	1,569,376
Series 2025-MN12, Class M1, 5.42%, 11/25/2045 (b) (d)	7,490,579	7,491,195
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (b)	4,891,418	212,307
Series KJ40, Class A2, 3.69%, 11/25/2030 (b)	335,000	332,394
Series K135, Class AM, 1.91%, 10/25/2031 (b)	1,050,000	942,738
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	512,307
FNMA ACES
Series 2020-M53, Class A2, 1.68%, 11/25/2032 (b)	27,000	23,599
Series 2023-M8, Class A1, 4.48%, 11/25/2032 (b)	278,481	284,571
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (b)	631,596	651,913
Series 2021-M8, Class A2, 2.10%, 11/25/2035	5,619,716	5,134,830
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.04%, 7/25/2027 (b) (d)	1,160,000	1,154,421
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (d)	570,000	555,323
Series 2021-KHG3, Class BFL, 5.98%, 9/25/2028 (b) (d)	8,012,539	8,008,721
Series 2019-KBF3, Class B, 6.29%, 1/25/2029 (b) (d)	170,455	169,471
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (d)	2,000,000	1,905,609
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (b) (d)	2,952,000	2,873,423
Series 2019-KS12, Class B, 6.59%, 8/25/2029 (b) (d)	2,952,332	2,952,744
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (b) (d)	2,000,000	1,746,147
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (b) (d)	967,142	910,341
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-K154, Class B, 4.02%, 11/25/2032 (b) (d)	610,000	547,143
Series 2018-K155, Class B, 4.17%, 4/25/2033 (b) (d)	580,000	521,549
Series 2016-K55, Class C, 4.15%, 4/25/2049 (b) (d)	1,000,000	996,729
Series 2016-K58, Class C, 3.74%, 9/25/2049 (b) (d)	1,250,000	1,240,356
Series 2017-K68, Class B, 3.84%, 10/25/2049 (b) (d)	3,000,000	2,971,270
Series 2017-K64, Class B, 4.00%, 5/25/2050 (b) (d)	4,455,000	4,429,862
Series 2018-K80, Class B, 4.23%, 8/25/2050 (b) (d)	2,076,000	2,051,226
Series 2017-K71, Class B, 3.75%, 11/25/2050 (b) (d)	100,000	98,732
Series 2017-K71, Class C, 3.75%, 11/25/2050 (b) (d)	3,606,000	3,553,809
Series 2019-K89, Class B, 4.29%, 1/25/2051 (b) (d)	7,000,000	7,018,584
Series 2019-K89, Class C, 4.29%, 1/25/2051 (b) (d)	2,000,000	1,988,915
Series 2019-K87, Class B, 4.31%, 1/25/2051 (b) (d)	9,050,000	9,043,870
Series 2019-K91, Class C, 4.26%, 4/25/2051 (b) (d)	1,795,000	1,775,820
Series 2018-K77, Class B, 4.16%, 5/25/2051 (b) (d)	1,170,000	1,165,601
Series 2018-K77, Class C, 4.16%, 5/25/2051 (b) (d)	1,000,000	991,430
Series 2018-K79, Class C, 4.21%, 7/25/2051 (b) (d)	145,000	142,958
Series 2019-K103, Class B, 3.46%, 12/25/2051 (b) (d)	1,819,000	1,736,932
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (d)	375,000	364,460
Series 2019-K102, Class C, 3.53%, 12/25/2051 (b) (d)	4,075,000	3,923,333
Series 2019-K90, Class C, 4.32%, 2/25/2052 (b) (d)	500,000	497,394
Series 2019-K88, Class B, 4.39%, 2/25/2052 (b) (d)	2,000,000	1,999,901
Series 2019-K88, Class C, 4.39%, 2/25/2052 (b) (d)	1,000,000	987,835
Series 2019-K93, Class B, 4.12%, 5/25/2052 (b) (d)	2,000,000	1,988,728
Series 2019-K94, Class C, 3.96%, 7/25/2052 (b) (d)	1,250,000	1,228,744
Series 2019-K98, Class B, 3.74%, 10/25/2052 (b) (d)	1,040,000	1,020,755
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K98, Class C, 3.74%, 10/25/2052 (b) (d)	9,395,000	9,144,455
Series 2019-K100, Class C, 3.49%, 11/25/2052 (b) (d)	4,707,000	4,520,343
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (d)	1,452,000	1,438,233
Series 2020-K737, Class C, 3.33%, 1/25/2053 (b) (d)	4,870,000	4,813,666
Series 2020-K105, Class C, 3.53%, 3/25/2053 (b) (d)	1,651,000	1,586,365
Series 2019-K96, Class B, 3.81%, 8/25/2056 (b) (d)	2,000,000	1,969,271
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (d)	4,754,000	4,613,922
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (d)	9,000,000	8,610,823
Series 2022-FRR3, Class BK71, 1.94%, 11/27/2050 (b) (d)	8,815,000	8,256,037
Series 2021-FRR1, Class 1C, PO, 11/29/2050 ‡ (d)	2,753,000	2,558,667
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (d)	580,000	530,747
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (d)	6,000,000	5,477,734
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (d)	7,028,000	5,946,370
GAM Re-REMIC TRUST Series 2021-FRR2, Class BK74, PO, 9/27/2051 ‡ (d)	5,000,000	4,414,031
GNMA
Series 2012-132, Class Z, 2.71%, 6/16/2054 (b)	547,210	412,152
Series 2013-61, Class Z, 2.79%, 10/16/2054 (b)	762,960	589,742
Series 2013-1, Class Z, 2.37%, 1/16/2055 (b)	795,058	528,664
Series 2017-76, Class B, 2.60%, 12/16/2056	622,017	469,985
Series 2017-191, Class B, 2.50%, 7/16/2059 (b)	688,303	432,351
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	2,200,000	1,958,000
Multi-Family Connecticut Avenue Securities Trust
Series 2024-01, Class M7, 6.42%, 7/25/2054 (b) (d)	77,232	78,128
Series 2025-01, Class M1, 6.07%, 5/25/2055 (b) (d)	4,996,718	5,076,995
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (d)	1,000,000	939,315
PRM5 Trust
Series 2025-PRM5, Class B, 4.92%, 3/10/2033 (b) (d)	2,250,000	2,253,338
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (b) (d)	1,000,000	1,003,230
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (b) (d)	1,750,000	1,758,441
PRM7 Trust
Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (b) (d)	1,795,000	1,801,756
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (b) (d)	4,060,000	4,098,484
RFM Re-REMIC Trust
Series 2022-FRR1, Class AK55, PO, 3/28/2049 (d)	2,000,000	1,992,142
Series 2022-FRR1, Class AB60, 2.32%, 11/8/2049 ‡ (b) (d)	9,930,000	9,703,328
Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (d)	2,000,000	1,679,320
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (d) (e)	3,409,634	3,410,609
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	700,000	724,470
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (d)	2,000,000	2,081,227
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (d)	5,150,000	5,400,056
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/25/2040 (d)	6,518,453	6,562,022
Series 2025-1, Class AS, 5.26%, 6/25/2040 (d)	3,295,000	3,335,156
Series 2025-1, Class C, 6.26%, 6/25/2040 (d)	1,536,000	1,550,499
WHARF Commercial Mortgage Trust Series 2025-DC, Class C, 6.23%, 7/15/2040 (b) (d)	2,000,000	2,085,096
Total Commercial Mortgage-Backed Securities (Cost $372,299,432)		379,557,742
Foreign Government Securities — 0.5%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	4,681,000	4,774,620
Republic of Panama 5.23%, 2/23/2034	2,754,000	2,752,325
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Mexican States
6.00%, 5/13/2030	474,000	498,648
5.85%, 7/2/2032	1,657,000	1,723,280
5.38%, 3/22/2033	7,174,000	7,199,826
5.63%, 2/9/2034	4,059,000	4,101,214
5.63%, 9/22/2035	10,000,000	9,977,500
6.88%, 5/13/2037	703,000	761,349
6.63%, 1/29/2038	2,140,000	2,261,980
6.34%, 5/4/2053	730,000	708,063
3.77%, 5/24/2061	1,000,000	626,000
Total Foreign Government Securities (Cost $34,904,317)		35,384,805
	SHARES
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (g) (h) (Cost $209,849,300)	209,849,300	209,849,300
Total Investments — 101.3% (Cost $6,654,103,913)		6,777,161,760
Liabilities in Excess of Other Assets — (1.3)%		(87,358,549)
NET ASSETS — 100.0%		6,689,803,211

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2026.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,306	06/18/2026	USD	148,598,313	640,680
U.S. Treasury Long Bond	231	06/18/2026	USD	27,359,063	190,906
U.S. Treasury Ultra Bond	1,039	06/18/2026	USD	126,303,438	1,133,505
U.S. Treasury 2 Year Note	1,154	06/30/2026	USD	241,456,470	242,266
					2,207,357
Short Contracts
U.S. Treasury 10 Year Ultra Note	(841)	06/18/2026	USD	(98,173,609)	(566,581)
U.S. Treasury 5 Year Note	(433)	06/30/2026	USD	(47,684,125)	(146,097)
					(712,678)
					1,494,679

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 93.6%
Aerospace & Defense — 1.7%
ATI, Inc. 5.13%, 10/1/2031	5,555,000	5,581,392
Axon Enterprise, Inc. 6.25%, 3/15/2033 (a)	2,710,000	2,808,966
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	2,088,000	2,086,304
7.45%, 5/1/2034 (a)	2,270,000	2,557,323
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,320,000	1,307,336
4.13%, 4/15/2029 (a)	5,270,000	5,159,009
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	669,000	682,165
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,290,000	1,333,077
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	8,270,000	8,255,371
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,270,000	5,413,244
6.25%, 1/31/2034 (a)	738,000	763,460
		35,947,647
Automobile Components — 3.6%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	9,715,000	10,163,289
7.50%, 2/15/2033 (a)	5,250,000	5,509,938
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	1,165,000	1,163,648
5.88%, 6/1/2029 (a)	7,670,000	7,749,783
5.88%, 12/1/2033 (a)	730,000	745,490
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	4,335,000	4,235,087
Clarios Global LP
6.75%, 5/15/2028 (a)	8,970,000	9,175,036
6.75%, 9/15/2032 (a)	2,186,000	2,269,123
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	1,270,000	1,298,316
5.63% (Cash), 5/15/2027 (a) (b)	3,010,000	3,049,952
9.25%, 3/1/2031 (a) (c)	9,571,000	9,597,990
Dana, Inc. 4.50%, 2/15/2032	2,299,000	2,189,620
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,935,000	4,458,154
Forvia SE (France) 6.75%, 9/15/2033 (a)	670,000	690,060
Goodyear Tire & Rubber Co. (The)
6.63%, 7/15/2030	5,350,000	5,466,256
5.63%, 4/30/2033	1,795,000	1,708,477
Icahn Enterprises LP 5.25%, 5/15/2027	2,101,000	2,069,380
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	3,370,000	3,413,338
8.00% (Cash), 11/15/2032 (a) (b)	3,170,000	3,381,493
		78,334,430
Beverages — 0.3%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,270,000	6,268,875
Broadline Retail — 0.5%
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (b)	4,160,000	3,891,014
Wayfair LLC
7.75%, 9/15/2030 (a)	5,960,000	6,267,596
6.75%, 11/15/2032 (a)	1,183,000	1,205,708
		11,364,318
Building Products — 3.5%
Advanced Drainage Systems, Inc.
6.38%, 6/15/2030 (a)	6,470,000	6,583,083
5.38%, 3/1/2034 (a)	597,000	601,549
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	5,860,000	6,021,094
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	15,100,000	15,628,424
Griffon Corp. 5.75%, 3/1/2028	3,420,000	3,418,218
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	4,415,000	3,613,419
7.00%, 9/1/2032 (a)	1,468,000	792,720
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,265,000	6,305,303
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,884,000	3,916,241
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,355,000	1,269,772
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	8,805,000	9,151,019
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	7,075,000	7,516,367
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	4,535,000	4,668,039
6.25%, 8/1/2033 (a)	2,829,000	2,881,766
5.88%, 3/15/2034 (a)	3,287,000	3,278,988
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	540,000	520,959
		76,166,961
Chemicals — 4.0%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	6,895,000	7,248,511
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	870,000	869,555
Celanese US Holdings LLC
7.00%, 2/15/2031	1,120,000	1,153,590
7.38%, 2/15/2034	5,248,000	5,391,349
Chemours Co. (The)
5.75%, 11/15/2028 (a)	6,365,000	6,402,006
8.00%, 1/15/2033 (a)	2,305,000	2,344,291
7.88%, 3/15/2034 (a) (c)	1,577,000	1,575,029
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	670,000	620,445
7.50%, 4/15/2029 (a)	11,870,000	10,598,118
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	6,170,000	5,290,775
NOVA Chemicals Corp. (Canada)
9.00%, 2/15/2030 (a)	8,395,000	8,918,487
7.00%, 12/1/2031 (a)	4,359,000	4,649,235
Olin Corp. 5.00%, 2/1/2030	2,342,000	2,277,524
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,900,000	1,879,303
4.00%, 4/1/2031	5,045,000	4,769,838
4.38%, 2/1/2032	4,335,000	4,119,697
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,180,000	3,214,411
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	580,000	555,603
7.38%, 3/1/2031 (a)	12,460,000	12,791,137
6.63%, 8/15/2032 (a)	1,618,000	1,636,813
7.00%, 8/1/2033 (a)	660,000	671,979
		86,977,696
Commercial Services & Supplies — 4.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,190,000	4,774,614
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	5,870,000	5,726,951
4.88%, 7/15/2032 (a)	475,000	460,787
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	3,070,000	3,047,076
7.88%, 2/15/2031 (a)	5,150,000	5,441,019
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	1,170,000	1,133,427
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	7,342,000	7,343,975
Brink's Co. (The)
6.50%, 6/15/2029 (a)	1,290,000	1,328,441
6.75%, 6/15/2032 (a)	5,350,000	5,536,715
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	2,000,000	1,640,737
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	495,000	508,228
5.75%, 10/15/2033 (a)	1,735,000	1,776,009
CoreCivic, Inc. 8.25%, 4/15/2029	9,870,000	10,263,280
Enviri Corp. 5.75%, 7/31/2027 (a)	730,000	730,613
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	3,070,000	3,136,343
6.00%, 6/1/2029 (a)	2,915,000	2,848,774
6.50%, 1/15/2031 (a)	1,464,000	1,504,061
GEO Group, Inc. (The)
8.63%, 4/15/2029	4,335,000	4,510,637
10.25%, 4/15/2031	1,290,000	1,385,107
GFL Environmental, Inc.
3.50%, 9/1/2028 (a)	14,070,000	13,757,536
6.75%, 1/15/2031 (a)	1,075,000	1,127,514
Madison IAQ LLC
4.13%, 6/30/2028 (a)	8,170,000	8,062,856
5.88%, 6/30/2029 (a)	4,470,000	4,459,294
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,112,000	1,114,223
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,435,000	2,343,796
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,190,000	1,245,873
		95,207,886
Construction & Engineering — 0.4%
AECOM 6.00%, 8/1/2033 (a)	2,136,000	2,182,484
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,010,000	1,979,152
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	2,145,000	2,144,488
7.50%, 4/15/2032 (a)	2,700,000	2,850,843
		9,156,967
Construction Materials — 0.3%
Knife River Corp. 7.75%, 5/1/2031 (a)	5,370,000	5,598,359
Consumer Finance — 1.3%
Ford Motor Credit Co. LLC
2.70%, 8/10/2026	2,370,000	2,353,723
4.13%, 8/17/2027	17,300,000	17,234,803
7.20%, 6/10/2030	5,270,000	5,689,961
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.73%, 9/5/2030	1,002,000	1,030,417
OneMain Finance Corp. 6.75%, 3/15/2032	2,100,000	2,116,302
		28,425,206
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
5.50%, 3/31/2031 (a)	615,000	619,139
5.63%, 3/31/2032 (a)	2,945,000	2,956,593
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,000,000	1,026,497
5.63%, 3/1/2034 (a)	1,372,000	1,376,590
US Foods, Inc. 6.88%, 9/15/2028 (a)	8,170,000	8,423,613
		14,402,432
Containers & Packaging — 1.5%
Ardagh Group SA 12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (d)	2,000,000	1,893,139
Ball Corp.
6.00%, 6/15/2029	1,170,000	1,206,314
2.88%, 8/15/2030	570,000	530,152
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	5,350,000	5,390,396
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	985,000	997,789
Labl 6.75%, 12/31/2026 ‡	359,636	357,538
LABL, Inc. 8.63%, 10/1/2031 (a)	7,170,000	2,876,963
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	5,000,000	5,118,750
9.25%, 4/15/2030 (a)	5,649,000	5,566,037
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a)	4,335,000	4,382,919
7.38%, 6/1/2032 (a)	780,000	788,354
Sealed Air Corp. 6.13%, 2/1/2028 (a)	2,270,000	2,301,537
TriMas Corp. 4.13%, 4/15/2029 (a)	870,000	839,775
		32,249,663
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	870,000	872,634
3.38%, 8/15/2030	1,970,000	1,851,540
		2,724,174
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified REITs — 0.3%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	475,000	459,586
VICI Properties LP 4.25%, 12/1/2026 (a)	4,970,000	4,962,321
		5,421,907
Diversified Telecommunication Services — 6.0%
Altice France SA (France)
9.50%, 11/1/2029 (a)	3,809,388	3,867,858
6.50%, 4/15/2032 (a)	807,000	772,869
6.88%, 7/15/2032 (a)	5,200,000	4,992,014
CCO Holdings LLC
5.13%, 5/1/2027 (a)	9,425,000	9,422,892
5.00%, 2/1/2028 (a)	10,935,000	10,911,423
6.38%, 9/1/2029 (a)	20,766,000	21,042,559
4.75%, 3/1/2030 (a)	10,915,000	10,552,220
4.50%, 8/15/2030 (a)	2,205,000	2,103,189
4.25%, 2/1/2031 (a)	4,945,000	4,609,236
4.75%, 2/1/2032 (a)	5,655,000	5,258,733
4.50%, 5/1/2032	475,000	434,698
7.00%, 2/1/2033 (a)	1,968,000	2,012,174
4.50%, 6/1/2033 (a)	19,770,000	17,656,935
Cipher Compute LLC 7.13%, 11/15/2030 (a)	1,412,000	1,471,790
Connect Holding II LLC 10.50%, 4/3/2031 (a)	3,497,000	3,381,729
Flash Compute LLC 7.25%, 12/31/2030 (a)	1,605,000	1,642,908
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (a)	6,970,000	6,996,556
GCI LLC 4.75%, 10/15/2028 (a)	5,025,000	4,937,390
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	6,820,000	7,063,304
7.00%, 3/31/2034 (a)	2,823,894	2,935,563
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	2,000,000	1,920,000
WULF Compute LLC 7.75%, 10/15/2030 (a)	5,162,000	5,466,630
		129,452,670
Electric Utilities — 1.9%
NRG Energy, Inc.
5.75%, 1/15/2028	2,570,000	2,569,821
5.25%, 6/15/2029 (a)	570,000	571,989
5.75%, 7/15/2029 (a)	6,570,000	6,581,353
3.63%, 2/15/2031 (a)	4,030,000	3,804,024
3.88%, 2/15/2032 (a)	2,710,000	2,537,441
7.00%, 3/15/2033 (a)	1,085,000	1,207,446
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.75%, 1/15/2034 (a)	2,719,000	2,756,266
6.00%, 1/15/2036 (a)	2,039,000	2,075,217
PG&E Corp. 5.00%, 7/1/2028	4,640,000	4,627,735
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	2,805,000	2,800,955
7.75%, 10/15/2031 (a)	970,000	1,025,057
6.88%, 4/15/2032 (a)	6,570,000	6,911,771
VoltaGrid LLC 7.38%, 11/1/2030 (a)	2,379,000	2,484,131
		39,953,206
Electronic Equipment, Instruments & Components — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,098,000	8,102,365
Sensata Technologies, Inc. 6.63%, 7/15/2032 (a)	7,520,000	7,871,846
		15,974,211
Energy Equipment & Services — 2.0%
Archrock Partners LP
6.25%, 4/1/2028 (a)	6,870,000	6,875,359
6.63%, 9/1/2032 (a)	1,190,000	1,238,364
Archrock Services LP 6.00%, 2/1/2034 (a)	625,000	632,802
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	7,685,000	8,168,986
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	6,270,000	6,501,557
6.50%, 10/1/2033 (a)	663,000	683,700
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,305,000	2,399,090
Transocean International Ltd.
8.25%, 5/15/2029 (a)	6,975,000	7,262,886
8.75%, 2/15/2030 (a)	3,552,500	3,716,805
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,815,000	2,952,127
WBI Operating LLC 6.25%, 10/15/2030 (a)	2,279,000	2,322,848
		42,754,524
Entertainment — 1.4%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,320,000	3,320,598
7.00%, 8/1/2032 (a)	2,305,000	2,400,710
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	3,255,000	2,990,531
5.05%, 3/15/2042	2,020,000	1,419,050
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	18,170,000	18,256,126
WMG Acquisition Corp. 3.00%, 2/15/2031 (a)	1,870,000	1,755,852
		30,142,867
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — 1.7%
Block, Inc.
2.75%, 6/1/2026	5,270,000	5,248,009
5.63%, 8/15/2030 (a)	913,000	924,970
6.50%, 5/15/2032	1,985,000	2,042,087
6.00%, 8/15/2033 (a)	728,000	739,784
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	2,210,000	1,772,020
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	2,681,000	2,879,131
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	2,670,000	2,743,075
6.13%, 8/1/2030 (a)	3,870,000	3,970,442
7.13%, 2/1/2032 (a)	2,915,000	3,048,694
6.38%, 8/1/2033 (a)	2,305,000	2,382,263
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	2,270,000	2,187,079
3.88%, 3/1/2031 (a)	2,305,000	2,166,276
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,380,000	7,223,562
		37,327,392
Food Products — 0.7%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	5,470,000	5,470,864
Post Holdings, Inc.
4.50%, 9/15/2031 (a)	1,290,000	1,234,167
6.25%, 2/15/2032 (a)	7,380,000	7,591,784
6.25%, 10/15/2034 (a)	1,290,000	1,317,516
		15,614,331
Gas Utilities — 0.3%
AmeriGas Partners LP
5.75%, 5/20/2027	2,287,000	2,305,850
9.50%, 6/1/2030 (a)	4,335,000	4,640,058
		6,945,908
Ground Transportation — 1.9%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	2,085,000	2,037,303
5.38%, 3/1/2029 (a)	5,570,000	5,332,344
8.25%, 1/15/2030 (a)	7,380,000	7,444,575
8.38%, 6/15/2032 (a)	2,305,000	2,266,651
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,205,000	2,272,773
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,471,000	1,340,019
12.63%, 7/15/2029 (a)	10,225,000	9,428,415
5.00%, 12/1/2029 (a)	3,320,000	1,723,951
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	3,670,000	3,729,003
7.13%, 6/1/2031 (a)	4,870,000	5,060,485
		40,635,519
Health Care Equipment & Supplies — 1.6%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,005,000	8,922,911
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,360,000	2,445,550
Hologic, Inc.
4.63%, 2/1/2028 (a)	670,000	669,375
3.25%, 2/15/2029 (a)	1,840,000	1,830,454
Medline Borrower LP
6.25%, 4/1/2029 (a)	13,370,000	13,797,465
5.25%, 10/1/2029 (a)	5,815,000	5,814,538
Teleflex, Inc. 4.63%, 11/15/2027	1,170,000	1,163,563
		34,643,856
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a)	4,395,000	4,537,169
Accendra Health, Inc.
4.50%, 3/31/2029 (a)	3,270,000	2,073,294
6.63%, 4/1/2030 (a)	2,400,000	1,154,732
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	580,000	567,107
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,665,000	1,658,640
5.25%, 5/15/2030 (a)	3,320,000	3,189,963
4.75%, 2/15/2031 (a)	5,911,000	5,423,291
10.88%, 1/15/2032 (a)	3,456,000	3,745,357
DaVita, Inc.
3.75%, 2/15/2031 (a)	580,000	542,006
6.88%, 9/1/2032 (a)	4,335,000	4,504,438
Encompass Health Corp. 4.50%, 2/1/2028	5,770,000	5,743,198
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	1,462,000	1,530,539
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	3,914,000	3,926,505
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,426,000	4,557,364
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,000,000	2,104,436
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	4,088,000	4,083,040
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Tenet Healthcare Corp.
5.13%, 11/1/2027	14,558,000	14,566,476
6.13%, 6/15/2030	8,270,000	8,434,937
		72,342,492
Health Care REITs — 0.2%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,320,000	3,553,323
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,922,000	2,918,837
5.00%, 5/15/2027 (a)	4,377,000	4,367,428
6.25%, 6/1/2032 (a)	8,695,000	8,944,338
		16,230,603
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	770,000	769,825
7.25%, 7/15/2028 (a)	11,670,000	11,983,211
6.50%, 4/1/2032 (a)	3,032,000	3,137,444
5.75%, 3/15/2034 (a) (c)	821,000	826,990
		16,717,470
Hotels, Restaurants & Leisure — 6.4%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	3,115,000	2,991,356
Acushnet Co. 5.63%, 12/1/2033 (a)	404,000	411,178
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,893,000	2,872,386
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	5,350,000	5,485,029
6.50%, 2/15/2032 (a)	5,350,000	5,436,654
Carnival Corp.
4.00%, 8/1/2028 (a)	570,000	566,098
7.00%, 8/15/2029 (a)	6,570,000	6,875,820
5.88%, 6/15/2031 (a)	2,915,000	3,046,239
5.75%, 8/1/2032 (a)	4,896,000	5,081,064
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	570,000	570,280
4.75%, 1/15/2028 (a)	1,960,000	1,953,640
5.75%, 4/1/2030 (a)	886,000	893,091
6.75%, 5/1/2031 (a)	1,085,000	1,117,665
Hilton Domestic Operating Co., Inc.
5.75%, 9/15/2033 (a)	3,015,000	3,086,335
5.50%, 3/31/2034 (a)	638,000	644,809
Hilton Grand Vacations Borrower LLC 6.63%, 1/15/2032 (a)	2,152,000	2,195,532
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	12,670,000	12,672,306
MGM Resorts International
4.63%, 9/1/2026	2,170,000	2,168,446
4.75%, 10/15/2028	5,870,000	5,873,416
6.50%, 4/15/2032	1,390,000	1,426,749
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,795,000	1,813,901
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,022,000	1,044,254
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	5,150,000	5,370,661
6.00%, 2/1/2033 (a)	21,900,000	22,687,090
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	6,875,000	6,747,712
8.63%, 1/15/2032 (a)	1,989,000	2,013,850
6.63%, 5/1/2032 (a)	8,444,000	8,584,922
Station Casinos LLC
4.50%, 2/15/2028 (a)	7,585,000	7,554,345
4.63%, 12/1/2031 (a)	1,213,000	1,170,375
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	1,194,000	1,215,074
6.50%, 5/15/2032 (a)	4,020,000	4,163,474
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	3,227,000	3,292,056
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	4,870,000	4,897,788
7.13%, 2/15/2031 (a)	2,235,000	2,413,666
		138,337,261
Household Durables — 1.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	3,270,000	2,684,074
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	801,000	811,630
M/I Homes, Inc. 4.95%, 2/1/2028	2,305,000	2,297,091
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	6,365,000	6,699,808
6.38%, 5/15/2030	6,365,000	6,384,522
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	2,870,000	2,789,161
3.88%, 10/15/2031 (a)	2,915,000	2,736,314
TopBuild Corp.
3.63%, 3/15/2029 (a)	2,370,000	2,293,564
5.63%, 1/31/2034 (a)	1,300,000	1,311,117
		28,007,281
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	2,070,000	2,067,868
4.13%, 4/30/2031 (a)	3,360,000	3,207,305
Energizer Holdings, Inc. 6.00%, 9/15/2033 (a)	2,303,000	2,248,384
		7,523,557
Independent Power and Renewable Electricity Producers — 0.6%
Calpine LLC 5.13%, 3/15/2028 (a)	3,270,000	3,268,788
Constellation Energy Generation LLC 4.63%, 2/1/2029 (a)	2,670,000	2,670,494
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	6,187,000	6,295,858
		12,235,140
Insurance — 0.1%
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	2,480,000	2,604,764
Interactive Media & Services — 0.2%
Snap, Inc. 6.88%, 3/1/2033 (a)	5,250,000	5,229,103
IT Services — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,319,000	5,144,858
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	8,170,000	7,912,859
ASGN, Inc. 4.63%, 5/15/2028 (a)	885,000	858,180
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	3,270,000	2,248,625
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,370,000	3,300,746
9.00%, 2/1/2031 (a)	3,444,000	3,322,999
		22,788,267
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	1,615,000	1,686,100
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	570,000	562,418
3.75%, 3/15/2029 (a)	770,000	741,092
		1,303,510
Machinery — 1.4%
Chart Industries, Inc. 9.50%, 1/1/2031 (a)	5,270,000	5,543,581
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	1,102,000	1,106,279
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	2,710,000	2,774,913
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Terex Corp.
5.00%, 5/15/2029 (a)	1,242,000	1,239,946
6.25%, 10/15/2032 (a)	7,585,000	7,811,549
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	6,470,000	6,656,543
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,800,000	5,342,780
		30,475,591
Media — 9.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	5,555,000	5,599,084
7.50%, 6/1/2029 (a)	8,295,000	8,354,060
7.13%, 2/15/2031 (a)	6,584,000	6,959,360
7.50%, 3/15/2033 (a)	3,290,000	3,551,624
CSC Holdings LLC
5.38%, 2/1/2028 (a)	584,000	420,067
11.25%, 5/15/2028 (a)	377,000	298,686
11.75%, 1/31/2029 (a)	2,629,000	1,873,329
6.50%, 2/1/2029 (a)	9,445,000	5,966,882
5.75%, 1/15/2030 (a)	2,270,000	877,046
4.63%, 12/1/2030 (a)	1,270,000	470,046
3.38%, 2/15/2031 (a)	2,270,000	1,353,124
4.50%, 11/15/2031 (a)	5,176,000	3,106,383
Directv Financing LLC 5.88%, 8/15/2027 (a)	5,350,000	5,356,217
Discovery Communications LLC 5.00%, 9/20/2037	705,000	560,285
DISH DBS Corp.
7.75%, 7/1/2026	9,900,000	9,777,366
5.25%, 12/1/2026 (a)	11,970,000	11,626,836
7.38%, 7/1/2028	1,270,000	1,225,351
5.75%, 12/1/2028 (a)	3,270,000	3,164,724
DISH Network Corp. 11.75%, 11/15/2027 (a)	11,670,000	12,081,671
EchoStar Corp.
10.75%, 11/30/2029	2,970,000	3,243,074
6.75% (Cash), 11/30/2030 (b)	2,770,000	2,805,329
Gray Media, Inc.
10.50%, 7/15/2029 (a)	8,563,000	9,180,144
4.75%, 10/15/2030 (a)	5,310,000	4,310,186
5.38%, 11/15/2031 (a)	2,755,000	2,168,966
7.25%, 8/15/2033 (a)	3,536,000	3,651,281
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	13,475,000	11,972,133
10.88%, 5/1/2030 (a)	5,770,000	4,280,301
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
7.75%, 8/15/2030 (a)	2,305,000	1,833,148
Midcontinent Communications 8.00%, 8/15/2032 (a)	3,205,000	3,018,928
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	1,235,000	1,237,421
9.50%, 2/15/2033 (a)	1,739,000	1,702,117
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	13,260,000	13,261,246
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	4,870,000	5,119,794
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	6,265,000	6,523,431
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	7,570,000	7,565,537
4.00%, 7/15/2028 (a)	11,445,000	11,173,108
5.50%, 7/1/2029 (a)	4,335,000	4,339,380
4.13%, 7/1/2030 (a)	415,000	391,171
5.88%, 4/15/2032 (a)	2,721,000	2,714,544
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,575,000	4,216,964
TEGNA, Inc. 5.00%, 9/15/2029	4,465,000	4,460,773
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	5,617,000	5,769,799
4.50%, 5/1/2029 (a)	221,000	209,651
7.38%, 6/30/2030 (a)	3,736,000	3,736,072
8.50%, 7/31/2031 (a)	81,000	82,896
9.38%, 8/1/2032 (a)	1,199,000	1,268,741
		202,858,276
Metals & Mining — 1.4%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	3,406,000	3,349,488
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	800,000	829,194
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,670,000	2,684,303
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030 (a)	1,390,000	1,410,621
7.50%, 9/15/2031 (a)	3,015,000	3,146,897
7.00%, 3/15/2032 (a)	7,075,000	7,185,554
7.63%, 1/15/2034 (a)	829,000	850,779
Commercial Metals Co. 5.75%, 11/15/2033 (a)	1,752,000	1,787,539
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,115,000	3,286,481
Fortescue Treasury Pty. Ltd. (Australia) 6.13%, 4/15/2032 (a)	2,305,000	2,413,815
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Novelis Corp.
6.88%, 1/30/2030 (a)	1,495,000	1,543,256
6.38%, 8/15/2033 (a)	1,064,000	1,075,580
		29,563,507
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	6,370,000	6,331,305
6.50%, 10/15/2030 (a)	475,000	495,025
		6,826,330
Oil, Gas & Consumable Fuels — 12.4%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,645,000	1,644,407
5.38%, 6/15/2029 (a)	5,980,000	5,981,190
5.75%, 10/15/2033 (a)	1,340,000	1,360,302
Antero Resources Corp. 5.38%, 3/1/2030 (a)	2,270,000	2,305,650
Ascent Resources Utica Holdings LLC 6.63%, 7/15/2033 (a)	9,820,000	10,190,086
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	3,190,000	3,323,667
Buckeye Partners LP
3.95%, 12/1/2026	2,170,000	2,154,289
6.75%, 2/1/2030 (a)	5,860,000	6,117,330
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,704,000	3,783,637
CNX Resources Corp.
7.38%, 1/15/2031 (a)	5,655,000	5,865,028
5.88%, 3/1/2034 (a)	1,175,000	1,177,148
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,555,000	5,525,784
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	4,288,000	4,336,935
7.88%, 4/15/2032 (a)	8,395,000	8,552,280
7.38%, 1/15/2033 (a)	2,026,000	2,012,759
8.38%, 1/15/2034 (a)	2,493,000	2,576,890
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,570,000	4,537,879
Expand Energy Corp. 4.75%, 2/1/2032	13,170,000	13,148,267
Genesis Energy LP
7.75%, 2/1/2028	2,970,000	2,974,672
8.25%, 1/15/2029	4,270,000	4,457,645
6.75%, 3/15/2034 (c)	1,210,000	1,223,957
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,440,000	4,597,900
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	6,370,000	6,440,987
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	5,255,000	5,259,236
Hilcorp Energy I LP
8.38%, 11/1/2033 (a)	4,335,000	4,574,227
6.88%, 5/15/2034 (a)	2,305,000	2,256,675
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,410,000	3,598,624
6.63%, 1/15/2034 (a)	1,785,000	1,844,762
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,190,000	1,226,795
5.88%, 6/15/2030 (a)	6,165,000	6,234,418
Matador Resources Co.
6.88%, 4/15/2028 (a)	4,470,000	4,561,121
6.50%, 4/15/2032 (a)	680,000	694,457
6.25%, 4/15/2033 (a)	5,045,000	5,134,503
6.00%, 4/15/2034 (a)	1,184,000	1,182,572
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	4,430,000	4,591,110
NuStar Logistics LP
6.00%, 6/1/2026	6,970,000	6,971,122
5.63%, 4/28/2027	670,000	676,415
6.38%, 10/1/2030	2,610,000	2,747,918
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	11,850,000	11,890,195
7.00%, 1/15/2032 (a)	2,205,000	2,314,251
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,350,000	5,582,645
Range Resources Corp. 4.75%, 2/15/2030 (a)	2,540,000	2,514,620
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	1,085,000	1,142,965
SM Energy Co.
6.50%, 7/15/2028	4,170,000	4,193,586
8.63%, 11/1/2030 (a)	470,000	497,424
8.75%, 7/1/2031 (a)	1,160,000	1,217,860
7.00%, 8/1/2032 (a)	5,181,000	5,275,911
9.63%, 6/15/2033 (a)	7,180,000	7,939,185
Sunoco LP
7.00%, 9/15/2028 (a)	1,290,000	1,325,327
7.00%, 5/1/2029 (a)	4,030,000	4,179,598
5.38%, 7/15/2031 (a) (c)	1,088,000	1,090,541
7.25%, 5/1/2032 (a)	6,570,000	6,941,757
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	10,325,000	10,704,082
6.00%, 12/31/2030 (a)	5,075,000	5,143,010
6.75%, 3/15/2034 (a)	2,496,000	2,565,149
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global Calcasieu Pass LLC 6.25%, 1/15/2030 (a)	2,205,000	2,276,940
Venture Global LNG, Inc. 9.88%, 2/1/2032 (a)	16,185,000	17,147,020
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	1,771,000	1,839,729
6.50%, 1/15/2034 (a)	10,584,000	11,138,803
6.50%, 6/15/2034 (a)	1,248,000	1,310,351
6.75%, 1/15/2036 (a)	1,957,000	2,084,618
		266,158,211
Passenger Airlines — 1.8%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	5,270,000	5,371,022
5.75%, 4/20/2029 (a)	15,505,000	15,680,310
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	7,485,000	7,606,600
United Airlines Holdings, Inc.
4.88%, 3/1/2029	1,595,000	1,606,505
5.38%, 3/1/2031	1,011,000	1,030,775
United Airlines, Inc. 4.63%, 4/15/2029 (a)	770,000	769,419
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	3,525,000	3,533,654
9.50%, 6/1/2028 (a)	3,220,000	3,321,134
		38,919,419
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,510,000	2,507,668
4.13%, 4/1/2029 (a)	2,637,000	2,544,588
		5,052,256
Pharmaceuticals — 1.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	13,654,000	14,120,047
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	968,000	900,850
11.00%, 9/30/2028 (a)	923,000	965,098
5.00%, 2/15/2029 (a)	4,270,000	3,223,850
5.25%, 1/30/2030 (a)	4,270,000	2,989,000
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (e)	1,318,000	1,370,195
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	580,000	616,420
Organon & Co.
5.13%, 4/30/2031 (a)	8,970,000	7,970,791
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
6.75%, 5/15/2034 (a)	565,000	548,050
7.88%, 5/15/2034 (a)	992,000	924,507
		33,628,808
Professional Services — 0.3%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,061,000	1,054,459
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	6,365,000	6,175,022
		7,229,481
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,290,000	1,271,632
5.25%, 4/15/2030 (a)	1,290,000	1,220,196
9.75%, 4/15/2030 (a)	2,305,000	2,483,663
		4,975,491
Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	1,479,000	1,509,229
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	4,193,000	4,466,887
Entegris, Inc. 5.95%, 6/15/2030 (a)	13,470,000	13,735,830
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	4,409,000	4,577,882
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,402,000	1,372,430
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	725,000	741,796
6.25%, 8/15/2033 (a)	2,353,000	2,443,119
		28,847,173
Software — 1.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	5,695,000	5,354,809
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,270,000	1,243,337
6.00%, 5/15/2033 (a)	207,000	209,231
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	1,495,000	1,487,812
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	4,790,000	4,699,771
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	2,510,000	2,192,476
RingCentral, Inc. 8.50%, 8/15/2030 (a)	6,365,000	6,683,479
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	10,920,000	10,903,577
6.50%, 6/1/2032 (a)	1,385,000	1,411,664
		34,186,156
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — 0.5%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,110,000	1,109,610
7.00%, 2/15/2029 (a)	5,150,000	5,285,563
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,221,000	2,278,524
6.25%, 9/15/2032 (a)	1,071,000	1,084,434
		9,758,131
Specialty Retail — 1.5%
Asbury Automotive Group, Inc. 4.75%, 3/1/2030	580,000	570,863
Bath & Body Works, Inc. 7.50%, 6/15/2029	5,150,000	5,246,773
Gap, Inc. (The) 3.88%, 10/1/2031 (a)	580,000	539,780
Lithia Motors, Inc.
5.50%, 10/1/2030 (a)	808,000	813,074
4.38%, 1/15/2031 (a)	1,190,000	1,144,593
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	3,559,000	3,475,842
PetSmart LLC 7.50%, 9/15/2032 (a)	6,302,000	6,376,868
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,000,000	1,966,578
Staples, Inc.
10.75%, 9/1/2029 (a)	12,460,000	11,432,849
12.75%, 1/15/2030 (a)	1,270,000	892,748
		32,459,968
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,250,000	2,373,120
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	3,570,000	3,674,080
Xerox Corp. 10.25%, 10/15/2030 (a)	3,270,000	2,354,400
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	2,270,000	647,624
		9,049,224
Trading Companies & Distributors — 2.7%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	2,305,000	2,298,203
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	6,870,000	7,195,796
8.00%, 3/15/2033 (a)	2,815,000	2,991,247
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	9,715,000	10,180,514
Imola Merger Corp. 4.75%, 5/15/2029 (a)	7,485,000	7,358,169
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	780,000	807,859
United Rentals North America, Inc.
4.88%, 1/15/2028	4,343,000	4,340,475
5.25%, 1/15/2030	2,570,000	2,598,470
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — continued
5.38%, 11/15/2033 (a)	1,234,000	1,244,062
6.13%, 3/15/2034 (a)	9,715,000	10,177,259
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	4,870,000	5,006,501
5.25%, 4/15/2031 (a)	945,000	943,327
6.38%, 3/15/2033 (a)	2,610,000	2,721,241
		57,863,123
Wireless Telecommunication Services — 0.3%
Altice France Holding SA (France) 8.13%, 2/1/2027 ‡ (a) (f) (g)	80,000	80,000
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	6,270,000	6,653,555
		6,733,555
Total Corporate Bonds (Cost $2,007,385,982)		2,014,834,576
	SHARES
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (h) (i) (Cost $122,583,035)	122,583,035	122,583,035
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (h) (i) (Cost $79,200)	79,200	79,200
Total Short-Term Investments (Cost $122,662,235)		122,662,235
Total Investments — 99.3% (Cost $2,130,048,217)		2,137,496,811
Other Assets in Excess of Liabilities — 0.7%		14,703,023
NET ASSETS — 100.0%		2,152,199,834

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	February 28, 2026

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(f)	Defaulted security.
(g)	The security or a portion of this security is on loan at February 28, 2026. The total value of securities on loan at February 28, 2026 is $80,000.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 31.4%
Aerospace & Defense — 0.2%
ATI, Inc.
5.88%, 12/1/2027	960,000	960,368
7.25%, 8/15/2030	780,000	817,028
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	185,000	190,666
6.25%, 3/15/2033 (a)	492,000	509,967
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	360,360
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	679,000	678,449
8.75%, 11/15/2030 (a)	1,845,000	1,976,626
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	567,785
ICITII 6.00%, 1/31/2033 ‡ (a)	6,259	2,803
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	314,361
5.60%, 7/31/2053	617,000	621,095
Leidos, Inc. 5.40%, 3/15/2032	3,248,000	3,388,491
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	92,219
4.15%, 6/15/2053	650,000	531,451
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,745,495
1.90%, 9/1/2031	450,000	400,531
5.15%, 2/27/2033	365,000	381,976
4.50%, 6/1/2042	520,000	479,173
3.03%, 3/15/2052	650,000	432,171
5.38%, 2/27/2053	144,000	140,467
6.40%, 3/15/2054	1,935,000	2,162,294
TransDigm, Inc.
6.75%, 8/15/2028 (a)	565,000	575,060
6.38%, 3/1/2029 (a)	2,782,000	2,857,618
6.88%, 12/15/2030 (a)	810,000	843,010
6.63%, 3/1/2032 (a)	1,830,000	1,895,865
6.25%, 1/31/2034 (a)	412,000	426,213
		23,351,542
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	710,000	723,947
7.50%, 2/15/2033 (a)	2,652,000	2,783,306
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,686,000	1,703,538
3.75%, 1/30/2031 (a)	545,000	518,435
5.88%, 12/1/2033 (a)	1,037,000	1,059,004
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	428,000	428,392
Clarios Global LP
6.75%, 5/15/2028 (a)	1,215,000	1,242,773
6.75%, 2/15/2030 (a)	1,683,000	1,762,875
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	46,263	47,295
5.63% (Cash), 5/15/2027 (a) (b)	32,879	33,315
9.25%, 3/1/2031 (a) (c)	3,328,000	3,337,385
Dana, Inc. 4.50%, 2/15/2032	22,000	20,953
Forvia SE (France) 6.75%, 9/15/2033 (a)	200,000	205,988
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	150,000	149,595
5.00%, 7/15/2029	2,396,000	2,348,644
5.25%, 7/15/2031	885,000	844,382
Icahn Enterprises LP 5.25%, 5/15/2027	815,000	802,734
IHO Verwaltungs GmbH (Germany) 8.00% (Cash), 11/15/2032 (a) (b)	434,783	463,790
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	816,551
		19,292,902
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	810,000	946,315
4.75%, 1/15/2043	380,000	305,660
General Motors Co. 5.95%, 4/1/2049	25,000	24,631
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	932,958
3.00%, 2/10/2027 (a)	200,000	198,244
1.80%, 1/10/2028 (a)	350,000	336,354
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	2,950,000	2,997,959
4.75%, 11/13/2028 (a)	2,664,000	2,698,056
5.35%, 3/27/2030 (a)	7,994,000	8,286,481
		16,726,658
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — 6.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200,000	202,501
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (d)	2,900,000	2,948,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	1,700,000	1,626,200
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	183,501
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	3,200,000	3,387,040
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (d)	540,000	560,951
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	181,709
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	4,800,000	4,994,295
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	670,000	694,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	1,000,000	985,660
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,316,889
6.61%, 11/7/2028	600,000	639,481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	4,400,000	4,886,715
4.55%, 11/6/2030	4,000,000	4,031,946
5.13%, 11/6/2035	4,000,000	4,025,156
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	3,436,000	3,431,658
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,201,151
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	259,473
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	394,896
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	449,305
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	1,190,000	1,219,210
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	608,561
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	3,543,000	3,695,046
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (f) (g)	7,363,000	7,708,391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (f) (g)	5,821,000	5,989,589
(SOFR + 1.00%), 5.16%, 1/24/2031 (d)	12,435,000	12,906,795
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	599,326
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,500,000	6,767,382
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,660,000	2,466,262
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	5,013,000	4,641,645
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	20,150,000	18,179,163
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	640,000	583,058
(SOFR + 1.83%), 4.57%, 4/27/2033 (d)	4,049,000	4,065,474
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	2,437,000	2,553,967
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	3,700,000	3,790,334
(SOFR + 1.74%), 5.52%, 10/25/2035 (d)	2,155,000	2,211,502
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	14,170,000	14,374,379
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	5,550,000	5,252,445
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	100,649
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	1,935,000	2,013,327
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	301,018
5.51%, 6/4/2031	550,000	582,904
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	587,737
(SOFR + 1.44%), 4.74%, 11/10/2032 (d)	685,000	697,291
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	200,000	197,271
5.79%, 7/13/2028 (a)	1,005,000	1,043,813
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	1,400,000	1,474,340
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	5,540,000	5,668,609
(SOFR + 1.14%), 4.52%, 2/24/2032 (d)	6,650,000	6,664,719
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	1,335,000	1,532,262
(SOFR + 1.51%), 5.21%, 2/24/2037 (d)	7,185,000	7,178,219
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	434,992
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	700,000	745,084
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	1,500,000	1,426,853
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	9,260,000	9,524,255
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	535,000	555,499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (d) (e) (f) (g)	710,000	745,808
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (d)	3,825,000	3,995,654
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	455,260
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	1,480,000	1,503,701
5.13%, 1/18/2028 (a)	5,745,000	5,867,238
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	5,680,000	6,031,988
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (d)	3,830,000	4,026,783
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	1,275,000	1,148,207
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	3,750,000	3,405,472
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	890,000	1,000,224
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	1,065,000	1,123,911
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	9,365,000	10,087,539
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	820,000	831,649
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (d)	11,000,000	11,470,980
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (d)	800,000	830,029
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	524,710
(SOFR + 1.34%), 4.63%, 9/11/2030 (d)	965,000	982,322
Citibank NA
5.80%, 9/29/2028	500,000	523,660
4.84%, 8/6/2029	840,000	862,827
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	645,416
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,115,000	1,113,453
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,194,316
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,295,000	1,296,921
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	11,135,000	11,509,091
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	645,000	664,596
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	5,520,000	5,646,656
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	1,965,000	2,020,189
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	498,301
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	10,543,000	10,667,407
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	155,808
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	620,000	579,526
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	19,823,000	19,974,321
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	13,540,000	12,393,678
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,665,000	1,506,186
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	840,000	808,309
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	2,500,000	2,743,355
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	9,140,000	9,509,834
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	5,450,000	5,617,956
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	13,507,000	13,742,789
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	41,005
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	887,350
Credit Agricole SA (France)
5.30%, 7/12/2028 (a)	990,000	1,020,046
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (d)	670,000	675,720
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	3,245,000	3,415,486
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	8,090,000	8,598,702
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	845,000	881,882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	1,113,000	1,127,586
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (a) (d)	2,500,000	2,568,248
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (d)	2,775,000	2,791,442
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,023,631
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	309,799
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	5,370,000	5,209,168
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	11,750,000	11,686,484
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	17,600,000	18,244,715
(SOFR + 1.29%), 5.13%, 3/3/2031 (d)	18,540,000	19,130,063
(SOFR + 1.19%), 4.62%, 11/6/2031 (d)	14,075,000	14,236,265
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,475,000	1,563,955
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	500,000	461,816
(SOFR + 1.43%), 5.13%, 11/6/2036 (d)	4,220,000	4,262,517
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	1,226,000	1,291,431
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	10,700,000	9,485,268
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	1,425,000	1,461,477
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (d)	3,430,000	3,518,704
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	4,855,000	4,879,529
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	350,000	354,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	1,160,000	1,188,956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	380,000	402,665
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (d)	4,870,000	4,842,233
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (d)	2,902,000	3,104,808
(SOFR + 1.61%), 5.39%, 1/16/2036 (d)	3,562,000	3,662,416
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,060,000	1,050,232
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	209,661
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	603,196
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (d)	450,000	413,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	270,000	288,567
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (d)	8,010,000	8,059,300
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	256,587
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	800,000	800,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	600,000	593,891
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	1,015,000	1,041,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (d)	1,825,000	1,882,159
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	605,000	682,308
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	415,000	441,428
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	2,295,000	2,389,922
5.02%, 3/21/2030 (a)	6,660,000	6,889,197
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	409,405
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	606,058
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	45,603
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	2,015,000	2,060,244
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	680,000	734,706
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	4,765,000	5,418,946
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	400,000	424,541
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.42%), 5.37%, 7/21/2036 (d)	1,745,000	1,809,180
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (d)	3,700,000	3,740,553
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	8,845,000	9,023,083
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	4,200,000	4,143,906
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	5,560,000	5,667,827
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (d)	9,771,000	10,259,122
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	869,000	806,722
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	426,312
Societe Generale SA (France)
5.25%, 2/19/2027 (a)	4,650,000	4,701,681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	198,762
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,187,064
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	1,800,000	1,872,461
3.00%, 1/22/2030 (a)	550,000	523,828
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (d)	2,070,000	2,154,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	3,860,000	4,119,022
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	2,078,000	2,216,763
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (d)	14,035,000	14,119,709
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	555,000	565,344
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,481,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	200,000	207,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (d)	8,000,000	8,208,960
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	1,615,000	1,717,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (d)	9,265,000	9,494,002
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (d)	1,850,000	1,860,490
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	262,893
5.72%, 9/14/2028	680,000	708,994
5.42%, 7/9/2031	950,000	1,001,974
5.77%, 1/13/2033	200,000	214,912
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	203,437
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	1,002,941
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	204,410
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	627,000	650,983
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	103,615
4.99%, 4/5/2029	1,010,000	1,040,801
2.00%, 9/10/2031	385,000	347,328
4.46%, 6/8/2032	120,000	121,120
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	2,300,000	2,311,492
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	2,090,000	2,143,723
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	5,588,000	5,978,309
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	5,758,000	6,109,489
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	1,500,000	1,497,857
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	198,915
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	3,000,000	3,218,246
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (d)	800,000	788,074
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	370,000	383,823
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	1,145,000	1,184,896
(SOFR + 1.30%), 5.08%, 5/15/2031 (d)	1,865,000	1,929,342
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	250,000	265,395
Wells Fargo & Co.
3.00%, 10/23/2026	360,000	357,854
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	2,110,000	2,148,631
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,473,170
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	323,513
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,360,000	8,648,857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	4,810,000	5,072,857
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	6,840,000	7,213,613
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	25,360,000	26,310,219
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.50%), 5.15%, 4/23/2031 (d)	13,976,000	14,468,444
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	2,340,000	2,197,415
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	6,914,000	7,275,409
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	1,820,000	2,020,922
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	3,515,000	3,609,219
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	6,330,000	6,657,449
(SOFR + 1.34%), 4.89%, 9/15/2036 (d)	11,883,000	11,917,551
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	3,765,000	3,779,316
		727,931,276
Beverages — 0.0% ^
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	541,394
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	350,253
PepsiCo, Inc. 3.60%, 8/13/2042	1,640,000	1,363,801
		2,255,448
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	5,620,000	5,834,525
4.55%, 3/15/2035	5,000,000	4,978,136
4.75%, 3/15/2036	2,420,000	2,432,677
4.05%, 11/21/2039	9,507,000	8,605,591
4.63%, 10/1/2042	4,000,000	3,740,977
4.25%, 11/21/2049	1,647,000	1,385,743
5.50%, 3/15/2064	720,000	708,325
Amgen, Inc.
5.25%, 3/2/2030	175,000	182,622
4.85%, 2/19/2036	5,000,000	5,027,046
3.15%, 2/21/2040	977,000	786,147
5.60%, 3/2/2043	7,800,000	7,971,824
4.66%, 6/15/2051	960,000	838,120
4.88%, 3/1/2053	6,684,000	5,973,638
5.65%, 3/2/2053	800,000	798,575
5.75%, 3/2/2063	6,000	5,947
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,673,244
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,418,536
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	468,310
4.15%, 3/1/2047	330,000	277,730
		55,107,713
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	550,000	529,562
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (b)	12,713	11,891
Wayfair LLC
7.25%, 10/31/2029 (a)	2,265,000	2,340,746
7.75%, 9/15/2030 (a)	115,000	120,935
		3,003,134
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	4,955,000	4,725,680
6.38%, 3/1/2034 (a)	415,000	427,457
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	4,185,000	4,331,454
Griffon Corp. 5.75%, 3/1/2028	1,805,000	1,804,059
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,110,000	1,117,141
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,620,000	1,633,448
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,946,000	3,061,772
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	3,335,000	3,543,051
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	820,000	844,055
6.25%, 8/1/2033 (a)	1,434,000	1,460,747
5.88%, 3/15/2034 (a)	406,000	405,010
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	915,000	912,142
4.38%, 7/15/2030 (a)	4,105,000	3,960,257
		28,226,273
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	400,000	423,338
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	178,629
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,760,000	1,973,025
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (d)	5,575,000	5,576,673
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	318,562
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300,000	1,283,706
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	167,000	169,474
(SOFR + 1.21%), 5.37%, 1/10/2029 (d)	4,550,000	4,650,070
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	195,000	203,943
5.41%, 5/10/2029	325,000	338,868
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	825,000	878,629
(SOFR + 1.10%), 4.47%, 12/10/2031 (d)	10,775,000	10,836,777
(SOFR + 1.14%), 4.73%, 2/6/2032 (d)	8,900,000	8,976,051
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	3,170,000	2,973,579
(SOFR + 3.65%), 7.08%, 2/10/2034 (d)	3,355,000	3,690,304
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	726,000	724,520
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,835,000	1,833,879
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	117,101
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	147,947
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	1,620,000	1,612,397
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	2,205,000	2,192,241
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,504,436
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	4,915,000	5,203,081
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	3,341,000	3,498,655
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	2,045,000	2,136,596
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	290,000	297,507
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	1,620,000	1,646,374
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	12,660,000	13,118,485
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	10,835,000	11,216,487
(SOFR + 1.06%), 4.37%, 10/21/2031 (d)	9,550,000	9,556,168
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	4,335,000	3,981,221
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	4,040,000	4,170,235
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	11,912,000	12,035,480
(SOFR + 1.33%), 4.94%, 10/21/2036 (d)	24,920,000	24,831,370
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	7,600,000	7,653,455
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	123,503
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	14,129
Macquarie Group Ltd. (Australia) (3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (d)	200,000	205,124
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	901,836
3.59%, 7/22/2028 (h)	330,000	327,963
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	265,390
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,440,000	2,516,063
(SOFR + 1.83%), 6.41%, 11/1/2029 (d)	300,000	317,643
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	2,070,000	2,127,897
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	1,573,000	1,587,701
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	3,510,000	3,611,594
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	13,380,000	13,598,403
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	5,380,000	5,571,436
(SOFR + 1.51%), 5.19%, 4/17/2031 (d)	14,905,000	15,440,297
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 0.95%), 4.49%, 1/16/2032 (d)	11,180,000	11,244,829
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	3,200,000	2,833,239
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,165,163
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	1,326,000	1,384,912
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	7,196,000	7,689,735
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	3,910,000	4,048,610
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	420,000	371,846
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	8,431,000	8,502,868
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	4,718,000	4,971,523
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	2,000,000	2,107,874
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (d)	1,435,000	1,427,708
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	225,428
S&P Global, Inc.
2.70%, 3/1/2029	456,000	440,792
3.25%, 12/1/2049	563,000	400,020
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	337,000	352,821
UBS Americas, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	61,145
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	201,608
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	260,000	283,418
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	483,000	500,630
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,271,141
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	8,195,000	8,579,786
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (d)	10,000,000	9,971,459
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	865,000	1,011,611
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (d)	2,520,000	2,511,801
		269,118,209
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	1,070,000	1,102,603
6.25%, 11/1/2031 (a)	775,000	800,334
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,460,000	1,534,855
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	1,300,000	1,299,335
3.38%, 2/15/2029 (a)	950,000	916,340
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	2,500,000	1,053,000
Celanese US Holdings LLC
7.00%, 2/15/2031	2,179,000	2,244,350
7.38%, 7/15/2032 (i)	300,000	316,265
7.38%, 2/15/2034	5,119,000	5,258,826
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,140,000	1,146,628
7.88%, 3/15/2034 (a) (c)	420,000	419,475
EIDP, Inc. 4.80%, 5/15/2033	320,000	323,918
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	614,371
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000,000	926,037
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	1,045,000	1,093,990
9.00%, 2/15/2030 (a)	3,340,000	3,548,272
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	2,658,000	2,982,174
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	2,360,000	2,334,292
4.38%, 2/1/2032	1,880,000	1,786,628
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	13,007
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	2,552,000	2,579,615
WR Grace Holdings LLC
6.63%, 8/15/2032 (a)	1,995,000	2,018,196
7.00%, 8/1/2033 (a)	231,000	235,193
		34,547,704
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,561,179
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,225,000	2,170,778
4.88%, 7/15/2032 (a)	1,035,000	1,004,030
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	446,640
Brink's Co. (The) 6.75%, 6/15/2032 (a)	1,760,000	1,821,424
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	415,000	388,155
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	975,000	959,911
4.75%, 6/15/2029 (a)	2,920,000	2,901,074
6.75%, 1/15/2031 (a)	2,633,000	2,761,622
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,245,000	1,228,673
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,965,000	2,057,261
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,220,000	2,312,598
		19,613,345
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	1,698,000	1,734,952
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	689,097	569,152
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,010,000	994,499
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,113,000	2,112,496
Quanta Services, Inc. 5.25%, 8/9/2034	2,876,000	2,979,942
		8,391,041
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	1,742,000	1,816,079
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,247,806
3.00%, 10/29/2028	4,747,000	4,617,973
3.30%, 1/30/2032	1,990,000	1,859,656
4.75%, 1/15/2033	1,758,000	1,761,442
5.00%, 11/15/2035	1,421,000	1,418,916
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	760,000	803,225
Ally Financial, Inc. 6.70%, 2/14/2033	975,000	1,016,715
American Express Co.
1.65%, 11/4/2026	480,000	473,161
5.85%, 11/5/2027	270,000	278,608
(SOFR + 1.44%), 5.02%, 4/25/2031 (d)	4,142,000	4,279,624
(SOFR + 1.22%), 4.92%, 7/20/2033 (d)	1,590,000	1,628,751
(SOFR + 1.79%), 5.67%, 4/25/2036 (d)	1,240,000	1,313,183
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	975,000	1,015,823
5.75%, 3/1/2029 (a)	6,680,000	6,949,004
5.75%, 11/15/2029 (a)	9,701,000	10,128,814
5.15%, 1/15/2030 (a)	3,938,000	4,031,488
4.90%, 10/10/2030 (a)	10,900,000	11,058,001
4.95%, 10/15/2032 (a)	400,000	400,877
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	90,553
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	1,090,000	1,140,196
7.20%, 6/10/2030	550,000	593,829
4.00%, 11/13/2030	1,600,000	1,533,369
5.75%, 4/6/2033	11,616,000	11,836,925
General Motors Financial Co., Inc. 5.95%, 4/4/2034	5,570,000	5,909,179
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
OneMain Finance Corp.
3.88%, 9/15/2028	2,840,000	2,748,067
6.63%, 5/15/2029	2,310,000	2,358,224
5.38%, 11/15/2029	1,060,000	1,047,979
		81,541,388
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	1,590,000	1,533,113
4.88%, 2/15/2030 (a)	775,000	768,605
5.50%, 3/31/2031 (a)	791,000	796,323
5.63%, 3/31/2032 (a)	1,429,000	1,434,625
5.75%, 3/31/2034 (a)	630,000	626,868
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,113,000	1,142,491
5.63%, 3/1/2034 (a)	474,000	475,586
Sysco Corp. 5.10%, 9/23/2030	250,000	259,525
		7,037,136
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,210,000	7,462,287
Ardagh Group SA
9.50%, 12/1/2030 (a)	398,000	431,001
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (h)	1,275,000	1,206,876
Ball Corp.
6.00%, 6/15/2029	1,000,000	1,031,038
3.13%, 9/15/2031	630,000	584,861
5.50%, 9/15/2033	1,405,000	1,445,853
Berry Global, Inc. 5.80%, 6/15/2031	15,630,000	16,644,373
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,435,000	1,445,835
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	107,861
6.38%, 7/15/2032 (a)	1,625,000	1,646,099
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,410,000	1,443,488
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,160,000	1,160,828
Packaging Corp. of America
4.05%, 12/15/2049	285,000	230,133
3.05%, 10/1/2051	85,000	56,122
Sealed Air Corp.
4.00%, 12/1/2027 (a)	735,000	732,946
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
6.13%, 2/1/2028 (a)	280,000	283,890
5.00%, 4/15/2029 (a)	735,000	741,007
Sonoco Products Co. 3.13%, 5/1/2030	3,495,000	3,340,519
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	614,870
		40,609,887
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	1,700,000	1,675,237
3.88%, 11/15/2029 (a)	255,000	246,156
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	2,842,000	2,954,728
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	1,350,000	1,378,243
		6,254,364
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	6,626,101	6,659,231
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	1,960,000	1,965,933
4.00%, 5/15/2031	1,110,000	1,060,949
5.75%, 10/15/2032	810,000	825,802
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,607,000	1,676,842
		5,529,526
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	475,351
3.25%, 9/13/2049	31,000	21,799
WP Carey, Inc.
2.40%, 2/1/2031	700,000	638,749
2.25%, 4/1/2033	145,000	123,770
		1,259,669
Diversified Telecommunication Services — 1.1%
AT&T, Inc.
1.65%, 2/1/2028	450,000	431,530
4.90%, 11/1/2035	20,317,000	20,356,875
5.13%, 4/30/2036	9,185,000	9,320,330
3.50%, 6/1/2041	260,000	208,656
3.65%, 6/1/2051	1,015,000	727,292
3.50%, 9/15/2053	1,990,000	1,357,514
5.70%, 11/1/2054	6,075,000	5,894,155
3.55%, 9/15/2055	15,540,000	10,520,900
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,795,000	1,790,730
4.75%, 3/1/2030 (a)	10,499,000	10,150,047
4.50%, 8/15/2030 (a)	6,714,000	6,403,997
4.25%, 2/1/2031 (a)	7,355,000	6,855,598
4.75%, 2/1/2032 (a)	3,730,000	3,468,625
4.50%, 6/1/2033 (a)	200,000	178,624
Cipher Compute LLC 7.13%, 11/15/2030 (a)	2,079,000	2,167,033
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,122,672
4.25%, 10/15/2030	1,344,000	1,355,783
1.95%, 1/15/2031	7,000,000	6,328,540
1.50%, 2/15/2031	450,000	397,360
5.30%, 6/1/2034	540,000	564,194
3.90%, 3/1/2038	515,000	457,991
3.25%, 11/1/2039	813,000	649,019
2.89%, 11/1/2051	5,520,000	3,332,086
4.05%, 11/1/2052	500,000	375,262
5.35%, 5/15/2053	2,585,000	2,381,030
2.94%, 11/1/2056	16,059,000	9,365,152
2.99%, 11/1/2063	2,200,000	1,225,932
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	1,032,007
Flash Compute LLC 7.25%, 12/31/2030 (a)	948,000	970,391
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,550,000	1,605,296
7.00%, 3/31/2034 (a)	990,000	1,029,149
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	276,769
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	563,081
WULF Compute LLC 7.75%, 10/15/2030 (a)	2,707,000	2,866,751
		116,730,371
Electric Utilities — 2.5%
Alabama Power Co.
3.05%, 3/15/2032	200,000	187,756
5.85%, 11/15/2033	275,000	297,660
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	334,281
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	2,096,000	2,199,715
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.20%, 9/15/2049	295,000	204,272
2.90%, 6/15/2050	550,000	358,529
5.40%, 6/1/2053	305,000	297,518
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,078,000	1,143,758
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	928,000	938,904
Commonwealth Edison Co. 5.30%, 2/1/2053	450,000	430,277
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	37,334
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	798,148
DTE Electric Co.
5.20%, 3/1/2034	500,000	522,515
Series B, 3.25%, 4/1/2051	2,000,000	1,407,270
Series B, 3.65%, 3/1/2052	50,000	37,646
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	442,444
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	445,372
Duke Energy Corp. 5.80%, 6/15/2054	550,000	545,357
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	249,595
6.20%, 11/15/2053	1,740,000	1,888,673
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	87,857
2.75%, 4/1/2050	395,000	249,905
5.40%, 4/1/2053	770,000	745,270
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	653,637
Duke Energy Progress LLC 5.55%, 3/15/2055	3,232,000	3,223,176
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	136,995
Edison International
5.25%, 11/15/2028	100,000	101,918
5.45%, 6/15/2029	278,000	285,739
6.95%, 11/15/2029	245,000	263,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (d)	1,101,000	1,144,473
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	316,000	354,097
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,570,000	1,440,550
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	4,976,000	5,000,915
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,117,802
5.50%, 6/26/2034 (a)	3,260,000	3,401,017
5.00%, 9/30/2035 (a)	6,485,000	6,478,264
5.75%, 9/30/2055 (a)	2,700,000	2,646,682
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	13,052
2.65%, 6/15/2051	274,000	165,718
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	8,418,000	8,806,954
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	68,421
1.60%, 12/15/2030	500,000	445,778
2.90%, 3/15/2051	823,000	526,507
5.70%, 3/15/2054	1,230,000	1,234,060
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	550,976
3.50%, 6/1/2051	20,000	14,307
5.85%, 6/1/2054	3,215,000	3,244,486
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	208,143
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	478,092
5.55%, 9/15/2054	4,039,000	3,937,738
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	208,364
Eversource Energy
4.60%, 7/1/2027	31,000	31,220
5.45%, 3/1/2028	100,000	102,619
3.38%, 3/1/2032	365,000	342,238
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,555,861
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	2,330,000	2,339,619
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	938,632
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.55%, 4/1/2049 (a)	350,000	303,023
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	46,673
5.30%, 4/1/2053	390,000	379,663
5.70%, 3/15/2055	2,350,000	2,418,150
Georgia Power Co. 5.25%, 3/15/2034	3,515,000	3,671,341
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	437,400
2.95%, 5/14/2030 (a)	3,053,000	2,905,263
5.40%, 6/1/2033 (a)	300,000	311,229
5.65%, 5/9/2034 (a)	7,615,000	8,025,775
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	8,920,000	8,150,496
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	403,092
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	45,787
5.85%, 9/15/2054	110,000	114,609
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	431,392
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	210,516
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	226,125
Nevada Power Co. 6.00%, 3/15/2054	600,000	620,761
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	60,000	61,921
5.25%, 2/28/2053	80,000	74,663
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	620,000	659,625
5.90%, 3/15/2055	3,780,000	3,843,435
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,110,000	1,152,941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	3,835,000	4,065,583
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	58,130
3.38%, 2/15/2029 (a)	1,285,000	1,238,473
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.25%, 6/15/2029 (a)	3,705,000	3,717,927
4.73%, 10/15/2030 (a)	670,000	676,281
6.00%, 2/1/2033 (a)	2,605,000	2,668,076
5.75%, 1/15/2034 (a)	2,997,000	3,038,077
5.41%, 10/15/2035 (a)	2,539,000	2,566,078
6.00%, 1/15/2036 (a)	830,000	844,742
OGE Energy Corp. 5.45%, 5/15/2029	330,000	343,797
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	141,363
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	105,311
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	195,543
4.95%, 9/15/2052	400,000	365,172
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	110,000
5.00%, 6/4/2028	1,559,000	1,588,146
4.65%, 8/1/2028	2,200,000	2,225,830
6.10%, 1/15/2029	605,000	635,395
4.55%, 7/1/2030	16,624,000	16,702,574
5.05%, 10/15/2032	4,040,000	4,117,301
6.40%, 6/15/2033	5,860,000	6,384,676
5.70%, 3/1/2035	4,460,000	4,650,282
4.20%, 6/1/2041	30,000	25,305
3.75%, 8/15/2042 (i)	3,165,000	2,459,783
5.90%, 10/1/2054	2,000,000	1,946,301
6.00%, 5/1/2056	1,110,000	1,096,322
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,219,969
PG&E Corp.
5.00%, 7/1/2028	1,116,000	1,113,050
5.25%, 7/1/2030	910,000	910,754
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,980,000	6,186,328
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (d)	3,746,000	3,739,936
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	994,239
Series A-3, 5.54%, 7/15/2047	185,000	189,784
Series A-3, 5.53%, 6/1/2049	1,145,000	1,183,903
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	24,790
Series A-4, 5.21%, 12/1/2047	40,000	39,745
Series A-5, 5.10%, 6/1/2052	70,000	67,051
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	424,864
5.25%, 5/15/2053	70,000	67,435
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	160,547
Series G, 6.63%, 11/15/2037	725,000	824,107
Series K, 3.15%, 8/15/2051	150,000	100,526
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	526,154
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	700,651
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	43,969	44,312
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	45,630	47,024
Series A2, 5.17%, 5/15/2041	49,000	49,771
Southern California Edison Co.
5.30%, 3/1/2028	719,000	735,693
5.65%, 10/1/2028	600,000	622,437
5.25%, 3/15/2030	7,950,000	8,216,393
Series G, 2.50%, 6/1/2031	775,000	708,352
5.45%, 6/1/2031	530,000	555,230
5.95%, 11/1/2032	2,000,000	2,142,811
5.20%, 6/1/2034	7,538,000	7,663,055
5.45%, 3/1/2035	5,645,000	5,808,287
Series C, 4.13%, 3/1/2048	238,000	186,275
Series 20A, 2.95%, 2/1/2051	430,000	269,661
5.70%, 3/1/2053	1,430,000	1,361,858
5.88%, 12/1/2053	1,967,000	1,932,547
5.75%, 4/15/2054	390,000	375,356
Southern Co. (The)
5.50%, 3/15/2029	390,000	406,496
5.20%, 6/15/2033	109,000	112,896
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	134,793
3.25%, 11/1/2051	210,000	139,655
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	66,735
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	997,000	1,049,083
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	400,719
5.50%, 4/15/2053	54,000	52,496
Union Electric Co.
5.20%, 4/1/2034	400,000	417,546
5.45%, 3/15/2053	555,000	546,790
5.25%, 1/15/2054	1,450,000	1,381,780
5.13%, 3/15/2055	1,365,000	1,278,589
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	724,084
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,148,813
5.63%, 2/15/2027 (a)	2,215,000	2,214,231
5.00%, 7/31/2027 (a)	515,000	514,257
4.30%, 10/15/2028 (a)	13,331,000	13,344,744
4.38%, 5/1/2029 (a)	430,000	425,418
4.30%, 7/15/2029 (a)	3,000,000	3,001,492
4.60%, 10/15/2030 (a)	374,000	376,367
4.70%, 1/31/2031 (a)	3,255,000	3,273,623
7.75%, 10/15/2031 (a)	4,145,000	4,380,270
6.00%, 4/15/2034 (a)	5,943,000	6,300,281
5.70%, 12/30/2034 (a)	5,370,000	5,565,081
5.35%, 1/31/2036 (a)	2,285,000	2,300,819
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	63,312
		263,585,335
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	400,000	399,220
EnerSys
4.38%, 12/15/2027 (a)	630,000	627,386
6.63%, 1/15/2032 (a)	500,000	515,741
Sensata Technologies BV
4.00%, 4/15/2029 (a)	433,000	423,825
5.88%, 9/1/2030 (a)	400,000	404,622
		2,370,794
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,625,000	1,625,876
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,248,118
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	420,000	412,005
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
3.75%, 2/15/2031 (a)	840,000	791,915
6.63%, 7/15/2032 (a)	2,470,000	2,585,566
		6,663,480
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.25%, 4/1/2028 (a)	935,000	935,729
6.63%, 9/1/2032 (a)	680,000	707,636
Archrock Services LP 6.00%, 2/1/2034 (a)	214,000	216,672
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	394,403
4.08%, 12/15/2047	350,000	284,425
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	786,604
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	1,607,000	1,657,172
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,125,000	1,170,922
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	214,122
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,475,000	1,546,852
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	485,730	534,250
		8,448,787
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	700,000	700,126
7.00%, 8/1/2032 (a)	705,000	734,274
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	800,000	735,000
5.05%, 3/15/2042	445,000	312,613
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	1,760,000	1,768,342
4.75%, 10/15/2027 (a)	525,000	524,664
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	114,692
5.40%, 6/12/2029	616,000	638,477
5.60%, 6/12/2034	2,459,000	2,562,343
		8,090,531
Financial Services — 1.3%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (h)	7,392,330	7,392,330
Block, Inc.
5.63%, 8/15/2030 (a)	328,000	332,300
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
6.50%, 5/15/2032	4,969,000	5,111,903
6.00%, 8/15/2033 (a)	284,000	288,597
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	6,498,857	6,490,733
Class B-1, 0.00%, 8/17/2027 ‡	14,105,852	14,088,219
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	7,000,000	6,901,579
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	1,700,000	1,737,025
Equify Financial LLC Series QIB, 9.13%, 12/15/2030 (a)	13,000,000	13,053,067
Fiserv, Inc.
3.20%, 7/1/2026	170,000	169,440
5.35%, 3/15/2031	300,000	308,823
Gemini Series 2026-1A, 10.50%, 2/20/2029 ‡	9,000,000	9,000,000
Global Payments, Inc.
3.20%, 8/15/2029	72,000	69,047
4.88%, 11/15/2030	17,985,000	17,963,911
5.55%, 11/15/2035	1,945,000	1,934,711
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	9,958,242	10,431,259
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	320,000	316,831
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (d)	350,000	351,177
5.13%, 7/29/2029 (a)	771,000	796,720
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,762,000	1,892,215
NGF Holdings LLC 9.63%, 12/23/2029	18,000,000	18,079,200
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,038,894
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	1,479,000	1,517,386
6.38%, 8/1/2033 (a)	2,196,000	2,269,610
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,440,000	1,422,343
3.63%, 3/1/2029 (a)	1,220,000	1,175,434
Shell International Finance BV
2.88%, 11/26/2041	620,000	467,177
3.63%, 8/21/2042	200,000	163,432
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	4,366,000	4,273,451
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	264,162
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	3,589,513	3,679,251
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	4,397,543	4,397,543
		137,377,770
Food Products — 0.7%
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	805,000	765,447
2.75%, 5/14/2031	385,000	358,209
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	70,000	69,980
6.00%, 6/15/2030 (a)	1,330,000	1,346,971
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	1,250,000	1,432,515
JBS NV
3.75%, 12/1/2031	305,000	290,896
3.63%, 1/15/2032	3,045,000	2,881,783
3.00%, 5/15/2032	910,000	828,605
5.95%, 4/20/2035	2,619,000	2,776,851
5.50%, 1/15/2036	10,330,000	10,600,539
6.50%, 12/1/2052	2,360,000	2,493,694
6.38%, 4/15/2066	520,000	529,287
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	1,300,000	1,260,125
Mars, Inc.
4.80%, 3/1/2030 (a)	18,370,000	18,884,261
5.00%, 3/1/2032 (a)	18,010,000	18,655,913
5.20%, 3/1/2035 (a)	9,510,000	9,847,248
5.65%, 5/1/2045 (a)	1,030,000	1,054,086
Post Holdings, Inc. 6.25%, 2/15/2032 (a)	2,128,000	2,189,067
		76,265,477
Gas Utilities — 0.0% ^
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	53,794
5.75%, 10/15/2052	185,000	189,921
5.00%, 12/15/2054	1,048,000	968,992
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	35,723
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	768,000	535,219
5.05%, 5/15/2052	100,000	91,547
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — continued
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	373,076
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	925,000	898,740
		3,147,012
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,323,000	1,321,234
4.75%, 4/1/2028 (a)	145,000	141,683
5.38%, 3/1/2029 (a)	1,170,000	1,120,080
8.00%, 2/15/2031 (a)	920,000	911,950
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	280,372
3.55%, 2/15/2050	708,000	528,813
5.20%, 4/15/2054	2,850,000	2,724,876
5.50%, 3/15/2055	6,280,000	6,272,112
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,086,015
3.10%, 12/2/2051	601,000	410,350
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	500,000	515,368
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	360,000	327,945
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	1,200,000	1,238,519
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	1,011,710
Uber Technologies, Inc.
4.80%, 9/15/2034	6,785,000	6,804,670
4.80%, 9/15/2035	3,750,000	3,732,866
5.35%, 9/15/2054	3,270,000	3,118,283
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	335,305
7.13%, 6/1/2031 (a)	3,270,000	3,397,903
		35,280,054
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.65%, 3/15/2036 (c)	10,310,000	10,313,107
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,326,000	2,304,796
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	331,000	342,999
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	601,861
Medline Borrower LP
3.88%, 4/1/2029 (a)	5,805,000	5,709,284
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
6.25%, 4/1/2029 (a)	973,000	1,004,109
5.25%, 10/1/2029 (a)	1,520,000	1,519,879
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	5,809,000	6,079,361
		27,875,396
Health Care Providers & Services — 0.8%
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	1,235,000	783,033
AdaptHealth LLC 4.63%, 8/1/2029 (a)	140,000	134,328
Aetna, Inc. 4.75%, 3/15/2044	200,000	176,134
Cencora, Inc.
4.60%, 2/13/2033	10,490,000	10,566,798
5.13%, 2/15/2034	770,000	798,729
4.90%, 2/13/2036	1,815,000	1,827,741
Cigna Group (The)
2.38%, 3/15/2031	135,000	123,734
5.13%, 5/15/2031	470,000	489,169
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,020,000	1,977,432
Encompass Health Corp.
4.50%, 2/1/2028	235,000	233,908
4.75%, 2/1/2030	1,800,000	1,790,538
4.63%, 4/1/2031	125,000	122,719
HCA, Inc.
4.50%, 2/15/2027	580,000	580,972
5.63%, 9/1/2028	3,750,000	3,868,370
3.50%, 9/1/2030	4,512,000	4,371,067
4.30%, 11/15/2030	2,908,000	2,913,575
2.38%, 7/15/2031	8,130,000	7,342,500
4.60%, 11/15/2032	3,966,000	3,972,452
5.60%, 4/1/2034	4,410,000	4,630,878
5.25%, 6/15/2049	1,685,000	1,544,770
3.50%, 7/15/2051	30,000	20,709
5.90%, 6/1/2053	885,000	871,477
6.00%, 4/1/2054	4,590,000	4,593,538
5.95%, 9/15/2054	4,441,000	4,420,151
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	818,030
2.95%, 6/30/2030	55,000	52,444
6.40%, 11/30/2033	580,000	648,457
5.00%, 12/15/2034	3,055,000	3,129,333
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,595,000	1,592,815
4.25%, 6/1/2029	5,088,000	5,009,043
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
4.38%, 1/15/2030	1,555,000	1,526,665
6.13%, 6/15/2030	1,590,000	1,621,711
6.75%, 5/15/2031	1,240,000	1,287,460
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	8,180,046	8,261,847
UnitedHealth Group, Inc.
5.70%, 10/15/2040	800,000	837,280
4.63%, 11/15/2041	232,000	213,702
3.25%, 5/15/2051	485,000	332,125
5.88%, 2/15/2053	395,000	401,715
5.38%, 4/15/2054	2,351,000	2,232,999
		86,120,348
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	450,000	423,757
1.88%, 2/1/2033	317,000	263,791
5.15%, 4/15/2053	30,000	27,222
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	60,877
3.00%, 1/15/2030	87,000	83,237
Sabra Health Care LP 3.20%, 12/1/2031	120,000	110,977
Ventas Realty LP
5.63%, 7/1/2034	585,000	616,713
5.00%, 1/15/2035	1,000,000	1,009,607
		2,596,181
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	400,000	399,567
5.00%, 5/15/2027 (a)	200,000	199,563
6.25%, 6/1/2032 (a)	6,046,000	6,219,375
		6,818,505
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	480,000	479,891
7.25%, 7/15/2028 (a)	1,735,000	1,781,566
6.50%, 4/1/2032 (a)	3,660,000	3,787,284
6.50%, 6/15/2033 (a)	635,000	659,631
5.75%, 3/15/2034 (a) (c)	298,000	300,174
		7,008,546
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	685,000	697,170
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,877,000	1,863,626
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	2,705,000	2,773,271
6.50%, 2/15/2032 (a)	5,558,000	5,648,023
Carnival Corp.
5.75%, 8/1/2032 (a)	2,036,000	2,112,959
6.13%, 2/15/2033 (a)	6,545,000	6,775,751
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	940,000	968,300
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	535,000	520,895
4.88%, 1/15/2030	1,925,000	1,926,488
5.88%, 3/15/2033 (a)	3,184,000	3,277,078
5.75%, 9/15/2033 (a)	1,597,000	1,634,785
5.50%, 3/31/2034 (a)	1,339,000	1,353,291
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,005,000	1,005,183
McDonald's Corp. 5.15%, 9/9/2052	1,247,000	1,175,481
MGM Resorts International
4.75%, 10/15/2028	1,085,000	1,085,631
6.13%, 9/15/2029	2,235,000	2,297,095
6.50%, 4/15/2032	1,195,000	1,226,594
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	670,000	677,055
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,736,765
6.25%, 3/15/2032 (a)	1,205,000	1,256,630
6.00%, 2/1/2033 (a)	3,149,000	3,262,176
Six Flags Entertainment Corp.
6.50%, 10/1/2028	933,000	933,777
5.25%, 7/15/2029	1,600,000	1,538,923
7.25%, 5/15/2031 (a)	1,565,000	1,536,024
6.63%, 5/1/2032 (a)	1,636,000	1,663,303
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,519
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,890,000	1,882,362
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	2,503,000	2,592,332
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	4,165,000	4,248,966
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	125,351
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	3,290,000	3,308,773
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
7.13%, 2/15/2031 (a)	1,735,000	1,873,696
6.25%, 3/15/2033 (a)	2,352,000	2,401,952
		66,383,225
Household Durables — 0.1%
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	268,000	271,557
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	640,000	673,665
6.63%, 9/15/2029	1,475,000	1,497,985
6.38%, 5/15/2030	362,000	363,110
6.63%, 5/15/2032	2,640,000	2,639,875
7.37%, 4/1/2036 (i)	310,000	312,865
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	3,170,000	3,080,711
TopBuild Corp. 5.63%, 1/31/2034 (a)	957,000	965,184
		9,804,952
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	144,851
4.13%, 10/15/2030	1,660,000	1,601,944
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	1,475,000	1,460,891
		3,207,686
Independent Power and Renewable Electricity Producers — 0.2%
Calpine LLC 5.13%, 3/15/2028 (a)	8,755,000	8,751,756
Constellation Energy Generation LLC
4.63%, 2/1/2029 (a)	4,280,000	4,280,791
5.00%, 2/1/2031 (a)	343,000	348,191
6.25%, 10/1/2039	585,000	641,438
5.75%, 10/1/2041	1,120,000	1,164,544
5.60%, 6/15/2042	4,923,000	5,000,058
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,496,657	1,559,272
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,883,000	2,068,502
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	415,000	422,302
		24,236,854
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	625,394
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	135,469
4.75%, 6/15/2033	640,000	653,773
5.25%, 3/15/2054	596,000	574,203
		1,363,445
Insurance — 0.2%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	1,800,000	1,840,516
Aon Corp. 5.35%, 2/28/2033	165,000	172,660
Aon North America, Inc. 5.75%, 3/1/2054	350,000	346,430
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	1,277,000	1,341,243
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	120,677
3.85%, 3/15/2052	715,000	555,682
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,019,479
4.95%, 9/9/2029 (a)	850,000	865,233
Corebridge Global Funding 4.90%, 8/21/2032 (a)	1,473,000	1,483,914
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	522,670
4.18%, 9/26/2029 (a)	490,000	492,412
HUB International Ltd. 7.25%, 6/15/2030 (a)	615,000	634,344
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	42,000
MetLife, Inc.
5.00%, 7/15/2052	350,000	315,832
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	1,395,000	1,385,158
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,676,238
5.15%, 3/28/2033 (a)	880,000	914,974
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	50,339
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,124,911
4.45%, 5/15/2069 (a)	50,000	39,678
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	657,289
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	458,252
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	176,345
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	641,000	641,045
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	410,115
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	562,360
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	670,452
		23,520,248
Interactive Media & Services — 0.5%
Alphabet, Inc.
4.80%, 2/15/2036	14,325,000	14,560,292
5.65%, 2/15/2056	2,635,000	2,696,285
Meta Platforms, Inc.
4.88%, 11/15/2035	7,280,000	7,352,489
5.50%, 11/15/2045	12,420,000	12,270,468
5.60%, 5/15/2053	2,355,000	2,292,875
5.40%, 8/15/2054	3,640,000	3,436,651
5.63%, 11/15/2055	8,754,000	8,568,636
Snap, Inc. 6.88%, 3/1/2033 (a)	1,148,000	1,143,431
		52,321,127
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	167,661
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	785,000	768,868
		936,529
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	895,000	934,402
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	1,760,000	1,661,707
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	2,465,000	2,560,671
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	745,217
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Terex Corp.
5.00%, 5/15/2029 (a)	410,000	409,322
6.25%, 10/15/2032 (a)	1,966,000	2,024,721
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	787,056
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	690,877
		7,217,864
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,110,448	1,130,288
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	2,063,190	2,194,976
		3,325,264
Media — 0.8%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,185,403
6.65%, 2/1/2034	3,670,000	3,897,796
6.55%, 6/1/2034	9,565,000	10,172,629
5.85%, 12/1/2035	12,580,000	12,660,401
3.50%, 6/1/2041	44,000	31,697
3.50%, 3/1/2042	985,000	695,567
6.48%, 10/23/2045	2,203,000	2,091,810
5.13%, 7/1/2049	19,000	15,080
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	2,695,000	2,848,645
7.50%, 3/15/2033 (a)	1,260,000	1,360,196
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	991,848
4.50%, 11/15/2031 (a)	200,000	120,030
DISH DBS Corp. 5.25%, 12/1/2026 (a)	175,000	169,983
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,707,247
EchoStar Corp. 10.75%, 11/30/2029	2,270,000	2,478,713
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,185,000	1,270,404
4.75%, 10/15/2030 (a)	110,000	89,288
5.38%, 11/15/2031 (a)	155,000	122,029
7.25%, 8/15/2033 (a)	1,985,000	2,049,715
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,030,000	1,803,594
10.88%, 5/1/2030 (a)	20,000	14,836
7.75%, 8/15/2030 (a)	266,400	211,866
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Lamar Media Corp.
3.75%, 2/15/2028	310,000	304,828
4.88%, 1/15/2029	645,000	644,489
4.00%, 2/15/2030	1,730,000	1,675,564
5.38%, 11/1/2033 (a)	1,055,000	1,057,756
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	3,210,000	3,210,302
4.75%, 11/1/2028 (a)	925,000	920,468
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	1,950,000	2,050,020
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	300,000	282,986
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	119,000	95,392
8.13%, 2/15/2033 (a)	1,050,000	1,093,313
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	7,805,000	7,619,581
5.50%, 7/1/2029 (a)	4,650,000	4,654,698
4.13%, 7/1/2030 (a)	1,297,000	1,222,527
5.88%, 4/15/2032 (a)	990,000	987,651
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,545,000	2,345,830
TEGNA, Inc.
4.63%, 3/15/2028	1,553,000	1,548,602
5.00%, 9/15/2029	3,322,000	3,318,855
Time Warner Cable LLC 5.50%, 9/1/2041	2,140,000	1,914,188
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	830,000	852,579
7.38%, 6/30/2030 (a)	335,000	335,006
		84,123,412
Metals & Mining — 0.3%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	465,000	481,969
6.38%, 9/15/2032 (a)	762,000	791,138
Anglo American Capital plc (South Africa) 2.63%, 9/10/2030 (a)	4,811,000	4,479,041
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	102,905
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	638,402
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	310,000	303,395
6.75%, 4/15/2030 (a)	2,880,000	2,922,725
7.50%, 9/15/2031 (a)	380,000	396,624
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
7.63%, 1/15/2034 (a)	525,000	538,792
Commercial Metals Co. 5.75%, 11/15/2033 (a)	1,725,000	1,759,992
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	231,000	233,688
5.45%, 3/15/2043	1,815,000	1,795,734
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,915
6.13%, 10/6/2028 (a)	2,000,000	2,095,258
5.19%, 4/1/2030 (a)	360,000	372,510
2.50%, 9/1/2030 (a)	37,000	34,302
2.85%, 4/27/2031 (a)	435,000	405,939
5.63%, 4/4/2034 (a)	14,770,000	15,620,911
Newmont Corp. 5.75%, 11/15/2041	300,000	307,969
Novelis Corp. 6.38%, 8/15/2033 (a)	424,000	428,615
United States Steel Corp. 6.88%, 3/1/2029	147,000	146,740
		33,896,564
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR, Inc.
Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,993,370
Series QIB, 5.00%, 12/30/2028 (a)	1,925,000	1,731,487
Arbor Realty Trust, Inc. Series QIB, 4.50%, 3/15/2027 (a)	1,489,000	1,427,026
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (i)	1,000,000	976,461
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	11,500,000	11,277,120
Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	11,901,958
Resurgent 6.78%, 7/1/2030 ‡	5,000,000	5,000,000
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,605,000	2,729,665
		45,037,087
Multi-Utilities — 0.5%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,595
3.50%, 1/15/2031	1,541,000	1,495,159
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	774,201
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
5.55%, 7/1/2054	650,000	648,319
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	188,517
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	197,740
Series A, 4.13%, 5/15/2049	491,000	396,678
Consumers Energy Co.
4.63%, 5/15/2033	365,000	369,944
3.95%, 5/15/2043	1,610,000	1,363,347
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	410,000	445,088
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	630,000	659,676
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	5,450,000	5,657,356
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	7,661,000	7,774,023
DTE Energy Co.
4.95%, 7/1/2027	450,000	455,360
4.88%, 6/1/2028	500,000	509,629
5.10%, 3/1/2029	7,790,000	8,014,891
Engie SA (France) 5.25%, 4/10/2029 (a)	715,000	741,492
NiSource, Inc.
5.25%, 3/30/2028	275,000	281,970
5.20%, 7/1/2029	650,000	673,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	1,725,000	1,802,332
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	52,984
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	144,505
5.45%, 6/1/2053	30,000	29,361
5.69%, 6/15/2054	3,377,000	3,412,679
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	359,159
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
2.95%, 8/15/2051	170,000	111,352
5.35%, 4/1/2053	4,070,000	3,871,643
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	2,356,000	2,412,360
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	13,145,000	14,035,489
Series 21A, 3.15%, 9/30/2051	710,000	471,151
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	113,822
		57,482,906
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	93,931
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	475,000	446,136
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	785,000	784,717
5.38%, 6/15/2029 (a)	3,415,000	3,415,680
5.75%, 10/15/2033 (a)	970,000	984,696
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	530,000	550,615
6.63%, 7/15/2033 (a)	1,307,000	1,356,257
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	851,606
7.00%, 7/15/2029 (a)	361,000	376,127
7.25%, 7/15/2032 (a)	1,105,000	1,168,771
BP Capital Markets America, Inc.
4.81%, 2/13/2033	3,760,000	3,853,996
4.89%, 9/11/2033	710,000	729,779
5.23%, 11/17/2034	7,680,000	8,038,968
3.06%, 6/17/2041	630,000	490,376
3.00%, 2/24/2050	174,000	116,371
2.94%, 6/4/2051	567,000	370,551
3.00%, 3/17/2052	1,085,000	711,893
Buckeye Partners LP
3.95%, 12/1/2026	1,510,000	1,499,068
4.13%, 12/1/2027	235,000	233,572
6.88%, 7/1/2029 (a)	1,920,000	1,992,052
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	6,500,000	6,410,693
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,810,608
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.00%, 3/1/2031	3,000,000	2,940,560
5.75%, 8/15/2034	19,445,000	20,547,975
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,625,000	5,622,991
Chord Energy Corp.
6.00%, 10/1/2030 (a)	1,145,000	1,169,618
6.75%, 3/15/2033 (a)	1,020,000	1,059,367
CNX Resources Corp. 5.88%, 3/1/2034 (a)	1,035,000	1,036,892
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	667,000	686,174
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	5,910,000	6,403,243
6.50%, 8/15/2043 (a)	210,000	226,906
5.96%, 2/15/2055 (a)	1,200,000	1,218,673
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,265,000	2,256,243
ConocoPhillips Co.
3.80%, 3/15/2052	990,000	748,263
5.55%, 3/15/2054	5,840,000	5,760,823
Coterra Energy, Inc.
3.90%, 5/15/2027	30,000	29,965
5.40%, 2/15/2035	4,260,000	4,393,061
5.90%, 2/15/2055	7,513,000	7,472,916
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,845,000	1,898,638
7.75%, 7/31/2029 (a)	410,000	412,050
7.88%, 4/15/2032 (a)	1,130,000	1,151,171
7.38%, 1/15/2033 (a)	785,000	779,870
8.38%, 1/15/2034 (a)	956,000	988,169
Diversified Gas & Oil Corp.
9.75%, 4/9/2029 (j)	21,250,000	20,613,465
Series FEB, 9.75%, 4/9/2029 (j)	8,000,000	7,962,757
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	790,000	784,447
4.38%, 6/15/2031 (a)	1,090,000	1,074,514
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	5,420,000	5,354,167
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	600,000	637,140
8.38%, 1/19/2036	757,000	777,817
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	3,000,000	3,231,576
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	3,275,000	3,779,740
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,088,750
4.15%, 9/15/2029	1,150,000	1,153,227
5.95%, 5/15/2054	1,000,000	965,415
6.30%, 1/15/2056	6,820,000	6,901,537
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	5,215,000	5,269,424
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	5,255,000	5,391,062
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	147,554
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	603,351
5.20%, 1/15/2036	1,580,000	1,628,913
5.55%, 2/16/2055	2,285,000	2,261,316
EQT Corp.
4.50%, 1/15/2029	199,000	200,727
4.75%, 1/15/2031	8,711,000	8,834,410
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,213,493
5.88%, 2/1/2029 (a)	650,000	650,321
6.75%, 4/15/2029 (a)	1,175,000	1,178,419
5.38%, 3/15/2030	4,586,000	4,655,629
4.75%, 2/1/2032	14,890,000	14,865,429
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	699,504
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	773,000	800,055
8.63%, 6/25/2033 (a)	1,050,000	1,039,657
Genesis Energy LP 7.75%, 2/1/2028	1,680,000	1,682,643
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,476,713
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,570,000	1,629,633
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,355,395
5.60%, 2/15/2041	7,670,000	8,068,741
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	255,000	259,230
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.13%, 6/15/2028 (a)	75,000	75,060
5.50%, 10/15/2030 (a)	2,430,000	2,448,327
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	3,419,000	3,427,294
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	1,890,000	1,994,545
6.63%, 1/15/2034 (a)	970,000	1,002,476
Kinder Morgan, Inc.
5.15%, 6/1/2030	4,660,000	4,849,801
5.05%, 2/15/2046	550,000	506,445
3.25%, 8/1/2050	1,000,000	673,736
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,123,703
5.88%, 6/15/2030 (a)	11,829,000	11,962,195
Matador Resources Co.
6.50%, 4/15/2032 (a)	2,440,000	2,491,876
6.25%, 4/15/2033 (a)	774,000	787,732
6.00%, 4/15/2034 (a)	430,000	429,481
MPLX LP
4.80%, 2/15/2031	8,015,000	8,182,241
5.30%, 4/1/2036	9,100,000	9,181,955
4.95%, 3/14/2052	55,000	47,229
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	383,000	396,929
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	665,910
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	1,155,000	1,187,676
NuStar Logistics LP
5.63%, 4/28/2027	580,000	585,553
6.38%, 10/1/2030	1,635,000	1,721,397
ONEOK Partners LP 6.65%, 10/1/2036	300,000	333,487
ONEOK, Inc.
6.50%, 9/1/2030 (a)	1,550,000	1,673,131
4.75%, 10/15/2031	1,410,000	1,430,236
5.60%, 4/1/2044	1,975,000	1,896,248
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,428,804
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	3,500,000	3,511,872
9.88%, 7/15/2031 (a)	179,000	191,519
7.00%, 1/15/2032 (a)	665,000	697,949
6.25%, 2/1/2033 (a)	458,000	474,251
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	675,090	656,013
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos (Mexico)
6.84%, 1/23/2030	1,950,000	1,998,750
5.95%, 1/28/2031	500,000	489,500
6.70%, 2/16/2032	5,250,000	5,265,225
10.00%, 2/7/2033	3,700,000	4,334,386
7.69%, 1/23/2050	9,530,000	8,655,146
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,136,829
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	820,000	820,065
4.80%, 5/15/2030 (a)	440,000	433,063
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	1,225,000	1,230,752
4.50%, 5/15/2030	4,394,000	4,443,012
Shell Finance US, Inc.
5.13%, 10/15/2041 (a)	2,383,000	2,374,725
3.75%, 9/12/2046	141,000	111,887
SM Energy Co.
6.75%, 9/15/2026	305,000	305,267
6.63%, 1/15/2027	790,000	790,574
8.38%, 7/1/2028 (a)	455,000	470,272
6.75%, 8/1/2029 (a)	2,335,000	2,387,437
8.63%, 11/1/2030 (a)	2,795,000	2,958,083
8.75%, 7/1/2031 (a)	3,502,000	3,676,676
7.00%, 8/1/2032 (a)	667,000	679,219
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	1,610,000	1,597,361
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	2,715,000	2,744,325
5.03%, 10/1/2029	250,000	255,626
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	52,076
Sunoco LP
6.00%, 4/15/2027	200,000	200,090
5.88%, 3/15/2028	670,000	670,254
7.00%, 5/1/2029 (a)	310,000	321,507
4.50%, 5/15/2029	290,000	285,733
4.50%, 4/30/2030	1,390,000	1,360,430
5.63%, 3/15/2031 (a)	3,550,000	3,580,518
7.25%, 5/1/2032 (a)	2,140,000	2,261,090
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	85,000	84,917
7.38%, 2/15/2029 (a)	600,000	622,029
6.00%, 12/31/2030 (a)	3,235,000	3,278,352
6.00%, 9/1/2031 (a)	75,000	75,797
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	208,345
3.46%, 7/12/2049	924,000	678,127
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	5,218,825
5.64%, 4/5/2064	2,705,000	2,679,698
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,640,623
5.85%, 3/15/2036	1,000,000	1,065,814
Transcanada Trust (Canada) (3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (d)	6,160,000	6,226,898
Uzbekneftegaz JSC (Uzbekistan) 8.75%, 5/7/2030 (a)	1,000,000	1,091,562
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	747,000	715,648
3.88%, 11/1/2033 (a)	2,643,000	2,352,319
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,480,000	3,570,776
9.50%, 2/1/2029 (a)	540,000	579,179
7.00%, 1/15/2030 (a)	490,000	497,033
8.38%, 6/1/2031 (a)	1,600,000	1,638,460
9.88%, 2/1/2032 (a)	750,000	794,579
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	627,000	651,333
6.50%, 1/15/2034 (a)	3,655,000	3,846,591
6.50%, 6/15/2034 (a)	441,000	463,033
6.75%, 1/15/2036 (a)	805,000	857,495
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,667,251
5.80%, 11/15/2054	2,000,000	1,989,333
6.00%, 3/15/2055	3,435,000	3,523,959
		392,175,196
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	243,750	244,080
7.25%, 2/15/2028 (a)	340,000	346,518
5.75%, 4/20/2029 (a)	7,190,000	7,271,295
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,075,000	1,092,464
United Airlines Holdings, Inc. 4.88%, 3/1/2029	550,000	553,967
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	6,022	5,811
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,680,000	1,678,732
		11,192,867
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,230,000	1,228,857
Kenvue, Inc. 5.10%, 3/22/2043	300,000	294,922
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (i)	765,000	740,238
6.13%, 9/30/2032	1,148,000	1,123,290
		3,387,307
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	754,000	779,736
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	280,000	260,576
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	537,428
4.13%, 6/15/2039	629,000	578,176
2.35%, 11/13/2040	480,000	346,992
5.55%, 2/22/2054	8,022,000	7,958,385
3.90%, 3/15/2062	180,000	132,883
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	672,669
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	195,421
5.55%, 12/4/2055	10,430,000	10,458,920
2.90%, 12/10/2061	605,000	358,811
Organon & Co.
4.13%, 4/30/2028 (a)	1,300,000	1,276,165
5.13%, 4/30/2031 (a)	1,475,000	1,310,693
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	3,275,000	3,135,734
Pfizer, Inc.
4.88%, 11/15/2035	2,570,000	2,618,429
4.40%, 5/15/2044	500,000	454,425
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,024,631
5.65%, 7/5/2044	236,000	241,249
3.18%, 7/9/2050	743,000	509,671
Zoetis, Inc.
2.00%, 5/15/2030	435,000	401,833
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
5.60%, 11/16/2032	214,000	229,493
5.00%, 8/17/2035	2,040,000	2,081,012
		35,563,332
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	722,000	717,549
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	199,880
Triad Properties Corp. 0.00%, 4/1/2052 ‡	8,180,046	8,466,348
		8,666,228
Residential REITs — 0.1%
Camden Property Trust
5.85%, 11/3/2026	400,000	404,550
3.15%, 7/1/2029	130,000	126,555
Essex Portfolio LP 5.50%, 4/1/2034	2,160,000	2,252,902
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	100,691
UDR, Inc.
2.10%, 8/1/2032	45,000	39,162
5.13%, 9/1/2034	1,740,000	1,777,271
		4,701,131
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,886
5.60%, 10/15/2033	100,000	105,432
5.50%, 6/15/2034	220,000	229,983
3.50%, 4/15/2051	1,145,000	825,485
Realty Income Corp.
4.13%, 10/15/2026	44,000	44,041
2.70%, 2/15/2032	780,000	714,279
Regency Centers LP 3.70%, 6/15/2030	685,000	675,921
		2,634,027
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	1,757,000	1,792,911
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,118,586
Broadcom, Inc.
2.45%, 2/15/2031	7,150,000	6,609,054
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.90%, 7/15/2032	3,270,000	3,368,006
3.47%, 4/15/2034	5,000,000	4,626,549
3.14%, 11/15/2035 (a)	9,775,000	8,546,814
4.80%, 2/15/2036	3,532,000	3,540,720
Entegris, Inc.
4.38%, 4/15/2028 (a)	810,000	803,075
5.95%, 6/15/2030 (a)	3,095,000	3,156,080
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	1,235,000	1,288,758
6.25%, 1/25/2035 (a)	6,105,000	6,573,159
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	3,183,000	3,304,921
KLA Corp.
4.65%, 7/15/2032	440,000	451,242
3.30%, 3/1/2050	280,000	198,827
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	574,749
4.75%, 7/15/2030	630,000	642,278
2.95%, 4/15/2031	8,340,000	7,795,160
5.45%, 7/15/2035	2,259,000	2,351,698
Micron Technology, Inc. 6.05%, 11/1/2035	5,560,000	6,039,724
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	750,000	734,181
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	3,519,000	3,600,523
6.25%, 8/15/2033 (a)	356,000	369,635
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,280,000	1,234,874
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	889,498
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	363,744
		69,974,766
Software — 0.8%
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	949,502
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	935,000	945,076
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,905,000	1,871,862
5.13%, 4/15/2029 (a)	1,709,000	1,676,808
Oracle Corp.
2.65%, 7/15/2026	583,000	579,509
2.88%, 3/25/2031	750,000	681,654
5.70%, 2/4/2036	8,854,000	8,858,959
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
3.65%, 3/25/2041	9,470,000	7,033,461
6.55%, 2/4/2046	4,095,000	3,990,379
4.00%, 7/15/2046	530,000	369,729
3.95%, 3/25/2051	1,380,000	913,498
5.38%, 9/27/2054	2,871,000	2,324,383
4.38%, 5/15/2055	2,888,000	1,996,205
6.00%, 8/3/2055	5,459,000	4,808,879
6.70%, 2/4/2056	8,455,000	8,199,322
6.85%, 2/4/2066	7,725,000	7,400,653
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,205,000	1,265,293
Roper Technologies, Inc.
4.45%, 9/15/2030	1,105,000	1,111,601
1.75%, 2/15/2031	5,355,000	4,704,132
4.75%, 2/15/2032	440,000	443,901
4.90%, 10/15/2034	1,720,000	1,709,626
Salesforce, Inc. 2.70%, 7/15/2041	1,820,000	1,292,680
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	2,895,000	2,890,646
6.50%, 6/1/2032 (a)	785,000	800,113
Synopsys, Inc.
5.00%, 4/1/2032	12,490,000	12,878,009
5.70%, 4/1/2055	1,196,000	1,195,309
		80,891,189
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	83,849
5.20%, 2/15/2029	600,000	619,544
5.00%, 1/31/2030	2,500,000	2,574,623
5.90%, 11/15/2033	100,000	107,905
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	267,057
Equinix, Inc. 3.90%, 4/15/2032	280,000	271,179
Extra Space Storage LP 2.20%, 10/15/2030	88,000	80,444
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	690,000	689,758
5.25%, 3/15/2028 (a)	770,000	769,179
5.00%, 7/15/2028 (a)	2,580,000	2,575,006
6.25%, 1/15/2033 (a)	731,000	746,942
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	910,000	933,569
6.25%, 9/15/2032 (a)	387,000	391,854
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	81,533
5.10%, 8/1/2033	304,000	317,350
SBA Communications Corp. 3.13%, 2/1/2029	3,245,000	3,119,975
		13,629,767
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	442,000	439,385
4.63%, 11/15/2029 (a)	1,145,000	1,127,164
Bath & Body Works, Inc.
7.50%, 6/15/2029	1,378,000	1,403,894
6.63%, 10/1/2030 (a)	2,035,000	2,084,312
6.88%, 11/1/2035	950,000	967,974
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (k)	9,606	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,675,000	1,593,337
Home Depot, Inc. (The)
4.95%, 6/25/2034	6,110,000	6,315,069
3.63%, 4/15/2052	805,000	598,617
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	850,000	821,634
5.50%, 10/1/2030 (a)	1,160,000	1,167,285
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	956,487
PetSmart LLC 7.50%, 9/15/2032 (a)	1,344,000	1,359,967
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,550,000	2,507,387
		21,342,512
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
4.38%, 5/13/2045	429,000	388,216
2.70%, 8/5/2051	670,000	426,113
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	230,000	225,582
3.13%, 7/15/2029 (a)	335,000	298,569
8.25%, 12/15/2029 (a)	1,369,000	1,444,513
4.13%, 1/15/2031 (a)	114,000	109,275
8.50%, 7/15/2031 (a)	995,000	1,046,668
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Technology Hardware, Storage & Peripherals — continued
9.63%, 12/1/2032 (a)	210,000	235,538
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	136,943
		4,311,417
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	2,000,000	2,034,853
2.45%, 2/4/2032	480,000	430,783
5.63%, 2/6/2035	7,885,000	8,289,209
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	1,010,857
4.39%, 8/15/2037	7,529,000	7,032,087
3.73%, 9/25/2040	2,874,000	2,382,159
5.65%, 3/16/2052	1,080,000	1,036,808
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	9,377,324
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	5,140,000	5,367,547
5.85%, 6/15/2035 (a)	1,490,000	1,612,466
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	452,841
5.13%, 2/13/2031	7,000,000	7,302,502
5.75%, 11/17/2032	820,000	884,462
5.38%, 2/15/2033	1,545,000	1,631,368
5.63%, 9/7/2033	6,640,000	7,118,849
5.25%, 2/13/2034	3,618,000	3,789,716
4.38%, 11/15/2041	345,000	311,661
		60,065,492
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	2,574,000	2,697,338
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,510,000	2,467,469
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	1,210,000	1,253,216
United Rentals North America, Inc.
4.88%, 1/15/2028	1,850,000	1,848,924
5.25%, 1/15/2030	1,825,000	1,845,217
5.38%, 11/15/2033 (a)	3,111,000	3,136,366
6.13%, 3/15/2034 (a)	2,715,000	2,844,185
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	750,000	755,471
6.38%, 3/15/2029 (a)	1,440,000	1,480,362
5.25%, 4/15/2031 (a)	342,000	341,395
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.63%, 3/15/2032 (a)	2,635,000	2,741,109
6.38%, 3/15/2033 (a)	405,000	422,262
		21,833,314
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	519,921
5.45%, 3/1/2054	420,000	412,248
		932,169
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	2,153,000	2,240,772
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	185,000	176,323
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,181,563
2.63%, 2/15/2029	1,493,000	1,436,783
3.38%, 4/15/2029	3,835,000	3,765,465
5.20%, 1/15/2033	11,550,000	12,024,695
5.05%, 7/15/2033	355,000	366,193
6.70%, 12/15/2033	455,000	514,910
5.15%, 4/15/2034	5,000,000	5,166,865
3.40%, 10/15/2052	1,505,000	1,026,385
5.50%, 1/15/2055	1,500,000	1,430,616
		30,330,570
Total Corporate Bonds (Cost $3,265,727,612)		3,325,172,542
Mortgage-Backed Securities — 18.4%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	50,397	50,983
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,807,269
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,180,674
Pool # WN3233, 3.19%, 7/1/2033	3,961,021	3,748,961
Pool # WR2013, 4.25%, 11/1/2034	17,000,000	16,984,576
Pool # N31271, 4.50%, 1/1/2036	10,734	10,837
Pool # RE0003, 4.00%, 7/1/2049	1,740,130	1,676,464
Pool # RE6055, 2.50%, 8/1/2050	11,866,991	10,108,174
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	11,497,830	10,200,617
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	754,271	669,420
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	12,069,755	11,040,462
Pool # QA5045, 4.00%, 11/1/2049	40,800	40,183
Pool # RA1983, 3.00%, 2/1/2050	3,394,260	3,109,769
Pool # QB1397, 2.50%, 7/1/2050	1,816,087	1,577,301
Pool # SD8089, 2.50%, 7/1/2050	3,659,885	3,205,457
Pool # QB1686, 2.50%, 8/1/2050	2,607,354	2,296,084
Pool # QB2772, 2.50%, 8/1/2050	1,932,435	1,700,515
Pool # SI2064, 3.00%, 8/1/2050	3,925,299	3,585,263
Pool # RA5422, 3.00%, 6/1/2051	7,113,236	6,468,443
Pool # SD0664, 3.00%, 8/1/2051	18,754,367	16,978,849
Pool # RA5915, 3.00%, 9/1/2051	8,674,221	7,936,204
Pool # QC7968, 2.50%, 10/1/2051	3,348,780	2,953,665
Pool # RA6228, 2.50%, 11/1/2051	4,339,193	3,806,086
Pool # QD0295, 3.00%, 11/1/2051	3,773,572	3,426,843
Pool # RA6222, 3.00%, 11/1/2051	2,820,402	2,559,608
Pool # SD0781, 3.00%, 11/1/2051	8,171,396	7,455,903
Pool # SD2968, 2.00%, 12/1/2051	5,805,904	4,882,677
Pool # RA6359, 2.50%, 12/1/2051	4,150,487	3,619,998
Pool # RA6617, 2.50%, 1/1/2052	5,749,017	5,044,469
Pool # RA6815, 2.50%, 2/1/2052	1,283,178	1,126,914
Pool # SD3770, 2.50%, 3/1/2052	1,982,514	1,748,986
Pool # QD8809, 3.00%, 3/1/2052	8,321,691	7,610,993
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD2301, 3.50%, 3/1/2052	1,097,186	1,041,638
Pool # SD7554, 2.50%, 4/1/2052	5,840,444	5,166,297
Pool # QE1075, 3.00%, 4/1/2052	1,317,599	1,193,593
Pool # SL1568, 2.50%, 5/1/2052	7,754,029	6,818,651
Pool # SD1464, 3.00%, 5/1/2052	870,214	794,220
Pool # SD1844, 3.00%, 6/1/2052	13,875,980	12,634,004
Pool # RA7468, 4.00%, 6/1/2052	8,188,131	8,038,074
Pool # RA7522, 4.50%, 6/1/2052	4,748,714	4,718,041
Pool # SD3781, 4.00%, 7/1/2052	4,329,393	4,226,482
Pool # SD1303, 4.50%, 7/1/2052	1,188,628	1,182,008
Pool # SD1189, 5.00%, 7/1/2052	7,320,816	7,392,856
Pool # SD1305, 5.00%, 7/1/2052	11,948,206	12,062,862
Pool # QE8520, 3.50%, 8/1/2052	10,940,222	10,323,574
Pool # SD4181, 3.50%, 8/1/2052	4,628,253	4,395,607
Pool # QE8091, 4.00%, 8/1/2052	1,488,840	1,453,836
Pool # SD1725, 4.00%, 10/1/2052	1,636,328	1,591,144
Pool # QF3433, 5.00%, 11/1/2052	1,763,766	1,796,250
Pool # RA8766, 5.00%, 3/1/2053	1,564,067	1,584,024
Pool # SD3567, 4.50%, 5/1/2053	3,056,836	3,058,292
Pool # SD3879, 5.00%, 5/1/2053	7,782,383	7,882,889
Pool # SL1477, 5.00%, 7/1/2053	37,779,831	38,461,447
Pool # RA9669, 5.00%, 8/1/2053	3,478,450	3,504,834
Pool # RA9626, 5.50%, 8/1/2053	5,552,868	5,692,410
Pool # RJ1261, 5.00%, 4/1/2054	5,070,982	5,106,209
Pool # RJ1756, 4.50%, 6/1/2054	5,581,148	5,536,264
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD6729, 4.50%, 8/1/2054	9,041,439	8,985,494
Pool # RJ2912, 5.50%, 11/1/2054	6,062,132	6,225,838
Pool # RJ2914, 5.50%, 11/1/2054	9,787,269	10,004,529
Pool # SL1998, 4.00%, 1/1/2055	14,138,344	13,807,464
Pool # SD7411, 5.50%, 1/1/2055	14,633,465	14,916,251
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	1,012,751	1,003,285
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	233,469	232,665
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	68,949	68,838
Pool # AL4244, 4.00%, 7/1/2042	77,269	77,049
Pool # BM1164, 3.50%, 12/1/2045	60,702	58,540
Pool # MA3073, 4.50%, 7/1/2047	13,590	13,698
Pool # BK4769, 5.00%, 8/1/2048	246,958	253,325
Pool # BN5013, 5.00%, 1/1/2049	92,810	95,457
Pool # BO1073, 4.50%, 6/1/2049	12,559	12,500
Pool # BO3039, 3.00%, 7/1/2049	146,951	133,230
Pool # BN6475, 4.00%, 7/1/2049	7,315	7,204
Pool # BO2562, 4.00%, 7/1/2049	65,787	64,918
Pool # BO4519, 4.00%, 8/1/2049	3,282	3,238
Pool # BO2203, 3.50%, 9/1/2049	187,684	178,727
Pool # FS1186, 3.50%, 1/1/2050	1,362,815	1,285,824
Pool # FM3365, 3.00%, 3/1/2050	2,348,783	2,151,187
Pool # CA5702, 2.50%, 5/1/2050	1,065,796	940,618
Pool # CA6417, 3.00%, 7/1/2050	3,392,973	3,120,102
Pool # CA6587, 2.00%, 8/1/2050	1,769,202	1,487,908
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ0795, 2.50%, 9/1/2050	3,835,546	3,380,753
Pool # CA6989, 2.50%, 9/1/2050	3,768,173	3,333,431
Pool # FM5179, 2.00%, 12/1/2050	12,705,320	10,685,126
Pool # BQ4516, 2.00%, 2/1/2051	6,964,299	5,819,134
Pool # CB0193, 3.00%, 4/1/2051	10,260,363	9,387,522
Pool # CB0674, 2.50%, 5/1/2051	27,509,684	24,164,104
Pool # CB0397, 3.00%, 5/1/2051	871,300	795,014
Pool # FS5384, 2.50%, 6/1/2051	4,963,387	4,390,050
Pool # BT2415, 2.50%, 7/1/2051	5,708,617	4,987,857
Pool # FM7957, 2.50%, 7/1/2051	12,706,581	11,209,096
Pool # CB1401, 3.00%, 8/1/2051	4,734,685	4,346,746
Pool # CB1406, 3.00%, 8/1/2051	11,575,079	10,561,565
Pool # CB1411, 3.00%, 8/1/2051	2,985,604	2,724,209
Pool # CB1684, 3.00%, 9/1/2051	7,929,952	7,206,171
Pool # MA4415, 3.00%, 9/1/2051	3,899,925	3,542,763
Pool # BU0070, 2.50%, 10/1/2051	775,122	676,453
Pool # FM9198, 2.50%, 11/1/2051	5,287,259	4,676,465
Pool # FS5389, 2.50%, 11/1/2051	2,336,343	2,052,227
Pool # CB2165, 3.00%, 11/1/2051	4,810,342	4,419,573
Pool # FS0009, 3.50%, 11/1/2051	2,592,565	2,453,426
Pool # FM9961, 3.00%, 12/1/2051	396,122	359,230
Pool # MA4494, 3.00%, 12/1/2051	3,282,389	2,989,897
Pool # FS4108, 4.00%, 12/1/2051	3,136,680	3,067,228
Pool # CB2637, 2.50%, 1/1/2052	386,213	340,878
Pool # FS0374, 2.50%, 1/1/2052	15,199,048	13,406,882
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FS9472, 2.50%, 1/1/2052	5,504,307	4,815,650
Pool # BV0273, 3.00%, 1/1/2052	254,483	230,335
Pool # BV0492, 3.00%, 1/1/2052	3,012,501	2,748,716
Pool # CB2869, 2.50%, 2/1/2052	7,552,897	6,631,963
Pool # MA4548, 2.50%, 2/1/2052	5,452,543	4,755,639
Pool # BV3014, 3.00%, 2/1/2052	12,376,454	11,281,158
Pool # BV3930, 3.00%, 2/1/2052	507,697	461,589
Pool # BV0295, 3.50%, 2/1/2052	451,360	432,784
Pool # FS7119, 2.50%, 3/1/2052	5,563,776	4,874,780
Pool # FS7150, 2.50%, 3/1/2052	7,623,808	6,696,663
Pool # FS7942, 2.50%, 3/1/2052	7,313,577	6,462,880
Pool # CB3021, 3.00%, 3/1/2052	19,301,573	17,593,999
Pool # FS0957, 3.00%, 3/1/2052	226,367	205,179
Pool # FS1954, 3.00%, 3/1/2052	1,394,225	1,288,321
Pool # FS4393, 3.00%, 3/1/2052	2,555,850	2,318,582
Pool # CB3132, 3.50%, 3/1/2052	2,443,687	2,308,183
Pool # FA2174, 2.50%, 4/1/2052	14,146,318	12,484,310
Pool # FA1020, 3.00%, 4/1/2052	13,619,961	12,439,289
Pool # FS1538, 3.00%, 4/1/2052	7,237,073	6,612,246
Pool # BV7203, 3.50%, 4/1/2052	4,992,555	4,708,821
Pool # CB3378, 4.00%, 4/1/2052	2,582,301	2,520,190
Pool # CB3384, 4.00%, 4/1/2052	6,150,005	6,002,082
Pool # BW6017, 3.50%, 5/1/2052	419,066	398,604
Pool # CB3504, 3.50%, 5/1/2052	12,146,085	11,508,236
Pool # CB3608, 3.50%, 5/1/2052	4,199,711	3,969,308
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FA1709, 3.00%, 6/1/2052	17,213,160	15,743,107
Pool # FS8820, 3.00%, 7/1/2052	38,731,561	35,255,732
Pool # BV9530, 4.00%, 7/1/2052	6,201,681	6,041,826
Pool # FS2588, 4.50%, 8/1/2052	1,356,573	1,349,017
Pool # FS3536, 4.50%, 8/1/2052	1,462,146	1,458,554
Pool # CB4830, 4.50%, 9/1/2052	1,221,074	1,215,782
Pool # FS3829, 4.50%, 9/1/2052	1,189,781	1,183,154
Pool # CB4624, 5.00%, 9/1/2052	6,849,388	6,923,993
Pool # CB4628, 5.00%, 9/1/2052	1,881,148	1,904,774
Pool # FS2982, 5.00%, 9/1/2052	2,516,927	2,545,441
Pool # BW7443, 4.50%, 10/1/2052	7,913,483	7,856,369
Pool # CB4837, 5.00%, 10/1/2052	1,124,042	1,149,724
Pool # BW1328, 5.00%, 11/1/2052	7,775,062	7,849,578
Pool # BX0627, 5.00%, 11/1/2052	1,563,943	1,590,361
Pool # CB5413, 4.00%, 12/1/2052	1,706,979	1,664,382
Pool # CB5428, 4.50%, 12/1/2052	1,878,527	1,869,297
Pool # BX3808, 5.00%, 3/1/2053	685,697	695,739
Pool # BX3811, 5.00%, 3/1/2053	1,454,078	1,475,076
Pool # CB5896, 5.00%, 3/1/2053	1,669,440	1,684,157
Pool # BX3824, 5.50%, 3/1/2053	317,305	326,142
Pool # CB5907, 5.50%, 3/1/2053	885,627	906,843
Pool # BY4714, 5.00%, 6/1/2053	2,958,896	2,982,432
Pool # BY4776, 5.00%, 7/1/2053	2,764,324	2,779,393
Pool # BY4736, 5.50%, 7/1/2053	2,553,942	2,625,070
Pool # BY7218, 5.00%, 9/1/2053	1,503,246	1,512,798
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FS7420, 6.00%, 1/1/2054	3,009,252	3,109,980
Pool # DB3630, 5.50%, 6/1/2054	1,798,520	1,850,867
Pool # DB4826, 5.50%, 11/1/2054	7,506,282	7,630,684
Pool # DB4845, 5.00%, 12/1/2054	14,724,234	14,921,228
Pool # DC6726, 5.00%, 12/1/2054	6,637,490	6,726,201
Pool # FA0345, 5.50%, 2/1/2055	9,753,674	10,004,429
Pool # FA2088, 4.50%, 6/1/2055	13,468,362	13,394,875
Pool # CC0670, 4.00%, 7/1/2055	19,430,116	18,937,663
Pool # CC0711, 5.50%, 7/1/2055	24,228,346	24,933,583
Pool # CC0876, 6.00%, 8/1/2055	11,478,336	11,904,759
FNMA, Other
Pool # AM0414, 2.87%, 9/1/2027	380,493	376,367
Pool # AN7560, 2.90%, 12/1/2027	172,224	169,615
Pool # BS8981, 5.04%, 2/1/2029	3,781,920	3,904,233
Pool # BL2367, 3.48%, 5/1/2029	507,457	503,841
Pool # BS6079, 3.52%, 7/1/2029	2,479,052	2,464,792
Pool # AN6730, 3.01%, 9/1/2029	1,916,340	1,873,930
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,968,229
Pool # BS7011, 4.81%, 9/1/2029	2,914,187	2,986,437
Pool # BS8075, 5.00%, 9/1/2029	1,483,432	1,536,782
Pool # BZ1760, 4.82%, 11/1/2029	5,488,675	5,667,401
Pool # BS1577, 1.82%, 2/1/2030	819,173	763,244
Pool # BS6827, 4.19%, 5/1/2030	884,915	898,399
Pool # BS4878, 2.44%, 6/1/2030	568,675	540,013
Pool # BZ3747, 4.33%, 6/1/2030	4,961,000	5,070,150
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,529,040
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,700,779
Pool # BS6088, 4.04%, 8/1/2030	4,594,579	4,633,584
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,822,988
Pool # BS8033, 4.43%, 11/1/2030	3,055,456	3,123,758
Pool # BZ5082, 4.71%, 11/1/2030	4,798,791	4,944,260
Pool # BS8306, 4.52%, 12/1/2030	2,917,276	2,993,856
Pool # BS9296, 4.80%, 12/1/2030	2,481,409	2,572,236
Pool # BL9645, 1.50%, 1/1/2031	100,000	89,950
Pool # BL9627, 1.56%, 1/1/2031	500,000	450,466
Pool # BS1731, 1.82%, 1/1/2031	924,114	844,125
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,346,436
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,073,551
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	885,480
Pool # BS4116, 2.28%, 10/1/2031	744,340	682,257
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	11,325,714
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,351,048
Pool # BM6857, 1.83%, 12/1/2031 (h)	23,210,698	20,814,867
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	7,221,201
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	994,144
Pool # BZ2889, 4.37%, 1/1/2032	5,914,843	6,040,821
Pool # BZ2252, 4.65%, 1/1/2032	8,583,252	8,861,052
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,814,373
Pool # BM7037, 1.75%, 3/1/2032 (h)	1,093,062	972,515
Pool # BS4654, 2.39%, 3/1/2032	1,385,698	1,282,891
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BL6367, 1.82%, 4/1/2032	311,927	278,221
Pool # BS5130, 2.55%, 4/1/2032	464,362	432,137
Pool # BS5463, 3.34%, 5/1/2032	1,682,859	1,630,014
Pool # BS5597, 3.59%, 5/1/2032	1,162,023	1,143,507
Pool # BS5195, 2.80%, 6/1/2032	1,995,653	1,868,315
Pool # BS5875, 3.66%, 6/1/2032	2,047,194	1,998,356
Pool # BZ4362, 4.64%, 7/1/2032	2,050,000	2,116,090
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	2,082,523
Pool # BS6301, 3.67%, 8/1/2032	945,000	926,931
Pool # BS6385, 3.89%, 8/1/2032	2,360,977	2,351,387
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,542,209
Pool # BZ4488, 4.42%, 8/1/2032	11,990,000	12,246,779
Pool # BZ4593, 4.72%, 8/1/2032	5,541,000	5,741,707
Pool # BZ4518, 4.81%, 8/1/2032	5,098,000	5,311,692
Pool # BS6502, 3.41%, 9/1/2032	2,845,786	2,745,633
Pool # BS6335, 3.75%, 9/1/2032	1,007,323	996,514
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,045,690
Pool # BS6347, 4.03%, 9/1/2032	350,000	346,763
Pool # BM6466, 1.33%, 10/1/2032 (h)	11,373,364	9,709,147
Pool # BS6417, 3.83%, 10/1/2032	2,524,664	2,496,819
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	13,176,441
Pool # BS6759, 3.97%, 10/1/2032	859,919	853,958
Pool # BZ5238, 4.13%, 10/1/2032	10,812,000	10,935,031
Pool # BZ1174, 5.33%, 10/1/2032	9,881,906	10,544,506
Pool # BL8708, 1.40%, 11/1/2032	200,000	169,790
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM6491, 1.46%, 11/1/2032 (h)	13,644,414	11,740,187
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	1,026,082
Pool # BS6849, 4.23%, 11/1/2032	762,137	772,356
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,334,236
Pool # BS6994, 4.85%, 11/1/2032	661,000	693,063
Pool # BZ5858, 4.09%, 12/1/2032	9,530,000	9,523,803
Pool # BZ5811, 4.33%, 12/1/2032	5,459,000	5,571,406
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,068,315
Pool # BM6552, 1.57%, 1/1/2033 (h)	18,909,850	16,335,984
Pool # BZ6279, 4.20%, 1/1/2033	23,390,000	23,521,315
Pool # BZ6277, 4.23%, 1/1/2033	4,600,000	4,656,075
Pool # BS7663, 4.71%, 1/1/2033	1,951,291	2,026,168
Pool # AN8257, 3.26%, 2/1/2033	912,345	871,205
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,267,040
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,450,057
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	1,025,465
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	2,002,243
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	3,085,722
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,836,008
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	2,046,210
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,554,504
Pool # BS8250, 4.51%, 5/1/2033	1,698,004	1,746,677
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	2,059,872
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	3,080,704
Pool # AN6000, 3.21%, 7/1/2033	923,625	879,112
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AN9725, 3.76%, 7/1/2033	95,867	94,297
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,622,832
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	2,041,160
Pool # BS2496, 1.88%, 9/1/2033	25,000,000	21,548,347
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	2,049,116
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,217,637
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,248,789
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	3,080,297
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,254,165
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,778,520
Pool # BS4197, 2.14%, 12/1/2033	479,048	422,548
Pool # BS4110, 2.13%, 1/1/2034	12,182,133	10,728,455
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	5,033,260
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,725,471
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,677,786
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	20,596,259
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	15,362,226
Pool # BZ0567, 4.94%, 5/1/2034	6,240,000	6,533,272
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,937,435
Pool # BL3756, 2.92%, 9/1/2034	4,888,419	4,507,031
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	977,789
Pool # BL3772, 2.92%, 10/1/2034	669,217	619,556
Pool # BZ2030, 4.39%, 10/1/2034	9,572,000	9,673,014
Pool # BZ2226, 4.46%, 11/1/2034	9,253,966	9,495,831
Pool # BZ3308, 5.22%, 3/1/2035	9,946,581	10,611,418
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ4215, 5.09%, 6/1/2035	4,620,000	4,895,440
Pool # BZ4219, 5.20%, 6/1/2035	10,919,750	11,629,838
Pool # BS5018, 2.88%, 10/1/2035	750,000	662,566
Pool # AN7345, 3.21%, 11/1/2037	585,133	535,863
Pool # MA1072, 3.50%, 5/1/2042	7,003	6,794
Pool # BF0163, 5.00%, 11/1/2046	6,137,622	6,349,926
Pool # BF0533, 2.50%, 11/1/2050	991,133	879,230
Pool # BF0230, 5.50%, 1/1/2058	316,586	331,784
Pool # BF0300, 4.00%, 8/1/2058	4,520,067	4,428,852
Pool # BF0400, 4.00%, 8/1/2059	492,892	478,062
Pool # BF0440, 3.00%, 1/1/2060	4,107,819	3,689,409
Pool # BF0497, 3.00%, 7/1/2060	56,969	50,708
Pool # BF0520, 3.00%, 1/1/2061	2,452,092	2,176,457
Pool # BF0560, 2.50%, 9/1/2061	1,463,655	1,236,544
Pool # BF0562, 3.50%, 9/1/2061	694,826	643,895
Pool # BF0583, 4.00%, 12/1/2061	722,130	693,455
Pool # BF0586, 5.00%, 12/1/2061	654,118	660,513
Pool # BF0617, 2.50%, 3/1/2062	2,664,527	2,251,076
Pool # BF0759, 2.50%, 5/1/2062	6,822,000	5,763,420
Pool # BF0677, 4.00%, 9/1/2062	2,355,517	2,261,979
Pool # BF0736, 4.00%, 6/1/2063	16,355,361	15,705,884
Pool # BF0770, 4.50%, 9/1/2063	9,868,674	9,761,822
Pool # BF0787, 4.50%, 12/1/2063	13,150,702	13,057,097
Pool # BF0804, 3.00%, 4/1/2064	9,196,626	8,231,051
Pool # BF0808, 4.00%, 4/1/2064	16,109,818	15,724,579
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 3/25/2056 (c)	105,000,000	106,683,443
TBA, 6.00%, 3/25/2056 (c)	49,000,000	50,258,725
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,492,678	3,368,196
Pool # 785994, 4.00%, 2/15/2052	7,280,786	7,049,652
Pool # CO1928, 5.50%, 10/15/2052	1,153,975	1,224,964
Pool # CR2369, 6.00%, 1/15/2053	1,619,986	1,743,203
GNMA II
Pool # CE9366, ARM, 4.97%, 10/20/2071 (h)	4,538,347	4,702,545
Pool # CH4945, ARM, 5.00%, 10/20/2071 (h)	6,516,277	6,750,900
Pool # CH7776, ARM, 5.10%, 10/20/2071 (h)	5,921,809	6,167,094
Pool # CJ7125, ARM, 5.15%, 10/20/2071 (h)	457,628	476,911
Pool # CJ7141, ARM, 5.09%, 11/20/2071 (h)	400,813	417,411
Pool # CE9384, ARM, 5.15%, 11/20/2071 (h)	719,815	751,808
Pool # CE5557, ARM, 5.26%, 11/20/2071 (h)	105,214	110,220
Pool # CK7234, ARM, 5.04%, 2/20/2072 (h)	6,519,535	6,777,123
Pool # CK2792, ARM, 5.26%, 3/20/2072 (h)	874,259	918,900
Pool # CO0363, ARM, 5.40%, 7/20/2072 (h)	771,050	818,629
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	30,727	30,473
Pool # BB3525, 4.00%, 9/20/2047	18,489	17,908
Pool # AY2413, 4.25%, 10/20/2048	1,417,951	1,388,092
Pool # BJ9820, 4.20%, 1/20/2049	816,538	785,467
Pool # BM2418, 4.00%, 8/20/2049	12,912	12,662
Pool # BN7049, 4.50%, 8/20/2049	109,860	110,044
Pool # BP7160, 4.50%, 9/20/2049	62,589	64,139
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CH1162, 3.50%, 6/20/2050	208,561	202,910
Pool # BZ6343, 2.00%, 11/20/2050	2,921,437	2,439,198
Pool # CB8492, 3.50%, 1/20/2051	1,549,042	1,518,818
Pool # CB8531, 3.50%, 2/20/2051	680,667	656,863
Pool # CC9803, 4.00%, 4/20/2051	204,563	197,859
Pool # MA7534, 2.50%, 8/20/2051	3,488,756	3,080,682
Pool # CH1291, 3.50%, 9/20/2051	691,316	654,221
Pool # CH1293, 3.50%, 9/20/2051	2,451,704	2,362,534
Pool # CH1292, 3.50%, 10/20/2051	988,225	942,138
Pool # MA7705, 2.50%, 11/20/2051	4,831,093	4,265,983
Pool # MA7706, 3.00%, 11/20/2051	8,998,011	8,258,197
Pool # CH7863, 3.50%, 12/20/2051	626,474	591,504
Pool # CI2080, 3.50%, 12/20/2051	708,137	656,440
Pool # CH0876, 3.00%, 1/20/2052	90,788	83,462
Pool # CH0877, 3.00%, 1/20/2052	241,351	221,799
Pool # CH0878, 3.00%, 1/20/2052	225,024	206,514
Pool # CJ3916, 3.00%, 1/20/2052	630,673	592,444
Pool # CK2608, 3.00%, 1/20/2052	419,722	385,974
Pool # CK4909, 3.00%, 1/20/2052	91,446	83,924
Pool # CK4916, 3.00%, 1/20/2052	177,786	163,162
Pool # CJ8184, 3.50%, 1/20/2052	555,427	521,648
Pool # CK4918, 3.50%, 1/20/2052	61,233	57,817
Pool # CK7137, 4.00%, 1/20/2052	377,469	358,782
Pool # CK2667, 3.00%, 2/20/2052	533,277	489,412
Pool # CK2672, 3.50%, 2/20/2052	553,045	521,759
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA7936, 2.50%, 3/20/2052	25,072,589	22,139,710
Pool # CM2154, 3.00%, 3/20/2052	672,805	616,199
Pool # CM2278, 3.50%, 4/20/2052	762,790	718,990
Pool # CO4826, 5.00%, 6/20/2052	500,377	503,758
Pool # MA8148, 3.00%, 7/20/2052	23,025,244	21,157,344
Pool # CO4847, 5.00%, 7/20/2052	755,115	760,217
Pool # MA8200, 4.00%, 8/20/2052	1,497,883	1,453,560
Pool # MA8264, 2.50%, 9/20/2052	8,414,228	7,441,258
Pool # CO1924, 4.50%, 10/20/2052	1,141,817	1,177,160
Pool # CP8517, 4.50%, 10/20/2052	945,488	925,924
Pool # CO1925, 5.00%, 10/20/2052	948,862	990,257
Pool # MA8423, 2.50%, 11/20/2052	13,937,785	12,324,230
Pool # CO8957, 5.00%, 12/20/2052	5,842,724	5,824,761
Pool # MA8797, 3.50%, 4/20/2053	15,118,246	14,467,677
Pool # 786842, 4.00%, 4/20/2053	6,956,265	6,623,947
Pool # MA8873, 2.50%, 5/20/2053	14,477,774	12,798,628
Pool # CS4305, 5.50%, 6/20/2053	2,138,880	2,183,853
Pool # CV0175, 6.50%, 6/20/2053	972,386	1,037,752
Pool # MA9011, 2.50%, 7/20/2053	16,227,008	14,349,954
Pool # CS4391, 5.50%, 7/20/2053	2,624,977	2,680,172
Pool # CW7288, 6.50%, 9/20/2053	1,091,082	1,143,337
Pool # MA9299, 2.50%, 10/20/2053	7,746,681	6,852,667
Pool # MA9419, 3.50%, 1/20/2054	6,344,706	6,103,121
Pool # DD2409, 6.50%, 6/20/2054	864,202	894,083
Pool # MA9960, 3.00%, 10/20/2054	16,984,361	15,648,618
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MB0142, 3.00%, 1/20/2055	9,161,618	8,410,772
Pool # DI1025, 5.50%, 8/20/2055	1,251,014	1,281,331
Pool # DI1026, 5.50%, 8/20/2055	1,485,156	1,520,240
Pool # DI1029, 6.00%, 8/20/2055	2,465,715	2,539,144
Pool # DL8784, 6.50%, 8/20/2055	4,970,350	5,220,535
Pool # DL8785, 6.50%, 8/20/2055	5,012,480	5,264,789
Pool # DL2982, 6.50%, 9/20/2055	5,966,072	6,392,378
Pool # DN6001, 6.50%, 10/20/2055	7,136,239	7,646,178
GNMA II, Other
Pool # CN0983, 3.50%, 4/20/2062	12,283,049	11,414,009
Pool # 787496, 6.00%, 7/20/2064	2,717,274	2,782,640
Pool # 788087, 3.50%, 7/20/2065	11,415,592	10,814,896
Pool # 788066, 4.00%, 7/20/2065	18,108,287	17,589,309
GNMA II, Single Family, 30 Year TBA, 5.00%, 3/15/2056 (c)	31,025,000	31,130,261
Total Mortgage-Backed Securities (Cost $1,894,513,365)		1,953,992,120
U.S. Treasury Obligations — 14.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,549,258
1.13%, 8/15/2040	36,277,100	23,578,698
1.38%, 11/15/2040	29,720,000	19,955,355
2.25%, 5/15/2041	4,699,000	3,569,772
2.00%, 11/15/2041	22,600,000	16,307,312
3.13%, 11/15/2041	6,143,000	5,235,708
4.00%, 11/15/2042	54,417,400	51,330,913
3.63%, 8/15/2043	24,654,000	21,961,321
3.75%, 11/15/2043	15,228,000	13,764,090
4.75%, 11/15/2043	41,540,600	42,757,610
3.38%, 5/15/2044	14,050,000	11,988,602
2.50%, 2/15/2045	11,069,000	8,124,473
4.88%, 8/15/2045	21,470,000	22,332,155
3.00%, 2/15/2047	39,347,900	30,717,491
3.00%, 8/15/2048	27,741,200	21,308,709
3.38%, 11/15/2048	54,949,000	45,053,887
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.88%, 2/15/2051	2,622,000	1,530,183
2.38%, 5/15/2051	78,487,900	51,526,080
2.25%, 2/15/2052	6,775,000	4,285,981
2.88%, 5/15/2052	8,214,000	5,968,626
4.00%, 11/15/2052	80,090,000	71,955,859
3.63%, 2/15/2053	4,682,000	3,930,320
4.75%, 11/15/2053	70,725,000	71,868,756
4.50%, 11/15/2054	51,745,000	50,552,439
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	36,158,486
0.50%, 8/31/2027	95,000,000	90,973,633
3.63%, 8/31/2029	399,565,000	402,062,281
4.13%, 11/30/2029	143,170,000	146,542,325
3.63%, 8/31/2030	82,535,000	82,963,795
4.25%, 11/15/2034	99,550,400	102,276,370
4.63%, 2/15/2035	15,600,000	16,456,781
U.S. Treasury STRIPS Bonds
4.71%, 5/15/2031 (l)	32,559,000	27,008,625
4.13%, 2/15/2034 (l)	4,986,000	3,665,814
5.25%, 5/15/2040 (l)	3,436,000	1,808,621
5.36%, 8/15/2040 (l)	27,517,340	14,264,420
5.15%, 11/15/2040 (l)	18,060,000	9,233,901
4.53%, 5/15/2041 (l)	10,019,000	4,988,359
4.93%, 8/15/2041 (l)	37,157,000	18,269,588
2.86%, 2/15/2042 (l)	1,065,000	507,666
5.22%, 11/15/2043 (l)	18,035,000	7,753,901
Total U.S. Treasury Obligations (Cost $1,560,131,629)		1,570,088,164
Asset-Backed Securities — 12.7%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	765,360	96,417
ACHD Trust Series 2025-DS1, Class B, 9.38%, 1/9/2034 (a)	2,800,000	2,843,988
ACREC LLC (Cayman Islands)
Series 2026-FL4, Class A, 5.11%, 1/18/2043 (a) (h)	1,000,000	1,000,854
Series 2026-FL4, Class AS, 5.26%, 1/18/2043 (a) (h)	5,000,000	5,004,820
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	308,000	298,269
Ajax Mortgage Loan Trust Series 2021-G, Class A, 5.87%, 6/25/2061 (a) (h)	3,634,686	3,637,447
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	148,478	146,189
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	2,001,091
Series 2024-4, Class E, 7.19%, 4/12/2032 (a)	5,000,000	5,159,763
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	15,410,000	15,559,401
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,624,733
Series 2021-SFR1, Class F, 3.60%, 6/17/2038 (a)	4,000,000	3,860,263
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,867,387
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	6,000,000	5,854,829
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	747,152
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,089,907
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,376,060
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,433,412
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,774,585
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,440,940
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,416,661
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,198,643
Series 2025-SFR2, Class E1, 4.28%, 11/17/2042 (a)	6,580,000	6,286,190
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	94,782	93,173
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,257,203	2,307,663
AutoNation Finance Trust Series 2025-1A, Class D, 5.63%, 9/10/2032 (a)	1,491,000	1,531,957
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,221,083
Series 2023-4A, Class D, 7.31%, 6/20/2029 (a)	3,000,000	3,085,090
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-4A, Class C, 5.26%, 2/20/2032 (a)	8,265,000	8,304,429
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	1,725,573	1,741,235
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	3,783,000	3,895,412
7.12%, 7/16/2054 ‡	3,975,476	4,066,912
Bridge Trust Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (a)	6,015,701	5,701,715
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,069,552
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	4,020,030
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	6,990,000	7,291,869
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,981,620
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	6,000,000	6,259,696
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000,000	5,121,493
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	12,000,000	12,435,800
Series 2025-4, Class D, 5.41%, 8/15/2031	11,111,000	11,362,527
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	6,600,000	6,827,350
Series 2026-1, Class D, 4.99%, 11/17/2031	7,500,000	7,584,924
Series 2025-1, Class E, 7.46%, 2/17/2032 (a)	14,550,000	15,027,578
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	12,000,000	12,347,507
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	11,572,791	11,629,142
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	1,074,458	1,084,400
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	843,839	835,978
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	1,935,965	1,927,436
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	897,686	920,623
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	456,716	461,963
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	1,781,246	1,778,686
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,028,509
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	726,625
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,536,185
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 (a) (h)	401,843	382,032
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	581,925	534,579
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,485,000	2,180,046
Series 2022-MH1, Class M, 4.25%, 8/25/2054 (a) (i)	830,982	674,410
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (h)	2,402,000	2,568,573
Series 2024-MH1, Class B2, 8.35%, 11/25/2056 (a) (h)	2,414,000	2,475,412
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	8,000,000	8,098,363
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	268,040	268,699
Series 2025-A, Class A, 5.40%, 12/17/2035 (a)	5,000,000	5,032,257
CoreVest American Finance Trust
Series 2019-1, Class E, 5.57%, 3/15/2052 (a) (h)	551,000	557,662
Series 2019-2, Class E, 5.14%, 6/15/2052 (a) (h)	1,043,000	985,138
Series 2019-3, Class E, 4.71%, 10/15/2052 (a) (h)	570,000	532,645
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,032,313
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	734,115
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	3,697,016	3,734,233
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,009,036
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,703,060
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,525,357
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,778,431
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	4,975,555
7.68%, 4/17/2034	5,000,000	5,084,000
Credit One 6.47%, 2/25/2029 ‡ (a)	5,000,000	5,090,000
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a) (i)	13,671,486	13,813,177
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	840,591	849,283
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043	1,059,028	1,087,198
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,863,552
Series 2025-2, Class D, 4.90%, 12/15/2032	10,865,000	10,970,301
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,462,725
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,634,137
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	3,000,000	3,171,023
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	3,300,000	3,507,054
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	5,593,556	5,637,757
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	154,400	148,359
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	55,143	52,844
Energy Assets 8.11%, 6/26/2044 ‡	1,383,872	1,424,628
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (a)	6,720,000	6,868,590
EQV ABS Issuer LLC 10.76%, 12/15/2040 ‡	5,272,535	5,298,897
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	404,708	406,191
Series 2022-3A, Class D, 6.76%, 9/15/2028	753,471	761,395
Series 2022-5A, Class D, 7.40%, 2/15/2029	857,004	867,491
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,323,765
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,236,291
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,487,025
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,021,237
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,689,206
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,207,917
Series 2026-1A, Class D, 5.00%, 5/17/2032	7,701,000	7,781,914
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	2,132,000	2,203,246
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B, 4.87%, 8/15/2031	3,500,000	3,549,240
Series 2025-1, Class C, 5.40%, 8/15/2031	1,800,000	1,843,975
Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	5,098,649
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,681,999
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	45,373	45,415
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	441,665	441,103
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,338,322
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,852,757
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,935,719
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,241,963
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,470,559
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	493,365
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,650,544
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,664,798
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,950,309
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	625,819
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	802,467
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,768,234
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,617,549
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,429,983
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,141,253
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,060,534
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	635	634
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	105,250	104,959
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (h)	1,900,000	1,865,005
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (h)	6,900,000	7,026,529
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	7,052,471
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	605,578
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (a)	6,910,000	6,927,275
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (a)	5,000,000	5,012,500
Foundation Finance Trust
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	256,370	249,001
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,294,527	1,394,564
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	461,515	476,359
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	4,161,203	4,403,273
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	983,038
FW Energy Asset Issuer LLC 7.15%, 6/26/2044 ‡	4,324,281	4,446,558
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (a)	10,671,368	11,022,104
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,554,683	1,554,086
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,333,240	1,331,699
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,129,853
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,626,384
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,746,103
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	14,300,000	14,715,476
Series 2026-1A, Class D, 5.02%, 12/15/2031 (a)	17,463,000	17,607,733
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,259,100
GLS Auto Select Receivables Trust
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,016,066
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	308,930
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	736,629
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	5,806,618	5,920,803
Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	9,622,702	9,699,910
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (i)	10,701,057	10,755,439
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (h)	13,595,043	13,772,031
HERO Funding (Cayman Islands) Series 2018-2A, Class A2, 4.02%, 9/20/2049 ‡	3,982,324	3,850,709
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,416,368
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	88,023	88,139
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	176,518	182,308
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	72,114	72,669
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	1,638,212	1,700,029
Series 2025-3EXT, Class D, 7.38%, 10/25/2044 (a)	3,685,176	3,771,244
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	245,299	245,040
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	960,528	955,574
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,086,474	1,095,570
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	1,177,737	1,166,634
Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	2,122,142	2,185,007
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,594,956	9,423,026
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,266,603	10,111,774
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	3,328,937	3,304,269
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	831,697	826,822
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,771,749	3,570,737
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	14,326,432	14,439,233
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	6,000,000	6,096,600
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	4,114,556
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,439,312
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	13,000,000	13,000,000
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,225,201
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Jonah Energy ABS LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	4,424,805	4,447,814
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,125,600
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (a)	7,361,952	7,543,056
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	4,358,460	4,350,615
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	2,328,198	2,304,426
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	4,042,788
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	365,226	176,391
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	827,042
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,370,000	4,193,183
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,466,664
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,790,089
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	7,303,000	7,498,709
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	4,745,000	4,943,838
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 (a)	6,480,000	6,879,953
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,262,803
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	358,857
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	634,998
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,912,199
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,426,931
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	3,155,000	3,217,676
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	78,091	78,181
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	117,625	117,979
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	1,012,395	1,015,683
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,801,556
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	7,500,000	7,528,942
Series 2026-1A, Class C, 8.45%, 2/20/2032 (a)	12,000,000	12,046,783
Series 2026-1A, Class D, 11.85%, 2/20/2032 (a)	12,000,000	12,042,536
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (h)	10,000,000	10,000,000
6.53%, 2/27/2051 ‡	5,000,000	5,000,000
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,825,000	5,865,495
MNR ABS Issuer I LLC 12.44%, 12/15/2038 ‡	2,111,958	2,138,780
Mpire Series 2025-M, 11.16%, 9/19/2030 ‡ (a)	2,098,602	2,104,541
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (a)	5,246,506	5,261,354
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	42,034	41,842
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	420,339	421,606
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	18,608	18,578
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,050,508	1,082,129
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	299,150	307,911
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	726,336	740,118
NALP Business Loan Trust
Series 2026-1, Class A, 5.72%, 6/26/2051 (a)	8,961,622	9,071,455
Series 2026-1, Class B, 7.18%, 6/26/2051 (a)	2,023,440	2,062,616
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	332,650
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	411,103
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,552,471
Nexgen, Inc.0.00, 11/16/2033‡ (h)	5,361,690	5,354,988
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	796,147	785,021
Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,396,927
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,047,916
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,099,655
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	688,884	688,455
Oneslt 8.00%, 12/15/2030 ‡	5,668,198	5,668,198
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,617,000	3,621,859
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	62,242	61,269
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	811,485	804,836
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,029,625	1,013,670
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	7,500,000	7,696,903
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	8,108,000	8,162,223
Pagaya AI Technology in Housing Trust Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,572,169
Piper ABS Issuer LLC 9.81%, 1/15/2046 ‡	7,750,000	7,750,000
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	368,532	369,637
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	200,249	201,669
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	95,238	95,359
PRET LLC Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (i)	17,753,839	17,810,327
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	447,566
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	641,472
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	641,390
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (h)	9,905,000	9,307,599
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	941,189
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	267,547
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,612,777
Series 2021-SFR8, Class F, 3.18%, 10/17/2038 (a)	3,880,000	3,830,540
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,082,758
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,161,033
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	667,089
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	749,410
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,730,068
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	10,450,000	10,242,488
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,601,883
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,750,000	10,689,202
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (h)	3,434,000	3,307,384
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (h)	4,136,000	3,944,257
Series 2025-SFR2, Class E1, 3.72%, 4/17/2042 (a) (h)	4,877,777	4,592,883
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	963,000	910,468
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	8,000,000	7,763,782
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	5,925,000	5,637,124
Purchasing Power Funding LLC Series 2026-A, Class C, 5.25%, 8/15/2030 (a)	6,998,000	7,009,904
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,941,395	6,092,307
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	10,210,273	10,223,546
RCKT Mortgage Trust Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (a) (i)	16,900,000	16,915,181
RCO Mortgage LLC Series 2025-2, Class A1, 6.51%, 4/25/2030 (a) (i)	6,840,584	6,859,260
Reach ABS Trust
Series 2025-2A, Class C, 5.69%, 8/18/2032 (a)	10,563,000	10,752,433
Series 2025-2A, Class D, 7.31%, 8/18/2032 (a)	1,000,000	1,038,256
Series 2026-1A, Class D, 5.16%, 2/15/2033 (a)	10,910,000	11,007,287
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (a) (h)	8,588	8,582
Regional Management Issuance Trust Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,354,633
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 (a)	2,574,257	2,698,036
Series 2024-2A, Class B, 8.22%, 11/20/2060 (a)	1,624,130	1,633,422
Research-Driven Pagaya Motor Trust Series 2025-5A, Class A3, 4.84%, 6/26/2034 (a)	16,000,000	16,074,062
Revolution ABS LLC
Series 2026-1, 6.18%, 3/28/2046 ‡	5,250,000	5,250,000
Series 2026-1, 9.76%, 3/28/2046 ‡	5,000,000	5,000,000
RKTL Series 2026-1A, Class C, 4.64%, 2/26/2035 (a)	5,200,000	5,199,313
Santander Bank Auto Credit-Linked Notes Series 2024-B, Class F, 8.88%, 1/18/2033 (a)	3,679,198	3,774,147
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	3,755,908	3,774,346
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,522,627
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,051,970
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,270,516
Series 2025-3, Class D, 5.11%, 9/15/2031	4,800,000	4,886,890
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,276,609
Series 2026-1, Class D, 4.75%, 4/15/2032	17,119,000	17,191,882
SCF Equipment Leasing LLC
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,102,229
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,502,433
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,669,116
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	9,235,000	9,601,596
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,562,983
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	109,162	109,188
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	182,510	189,725
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	679,291	717,643
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	336,756	355,549
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	114,307	117,354
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	1,163,094	1,192,431
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	932,319	953,138
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	2,805,236	2,860,116
Series 2025-3A, Class D, 6.54%, 8/22/2044 (a)	2,017,250	2,040,268
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	248,338	235,582
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (h)	15,000,000	14,981,250
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (h)	15,000,000	15,006,565
STAR Trust
Series 2025-SFR5, Class A, 5.11%, 2/17/2042 (a) (h)	6,482,445	6,496,445
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR5, Class B, 5.41%, 2/17/2042 (a) (h)	4,000,000	4,005,000
Series 2025-SFR5, Class C, 5.61%, 2/17/2042 (a) (h)	1,000,000	1,000,961
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (i)	18,934,662	19,057,098
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (i)	13,938,857	14,012,617
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (i)	9,380,000	9,378,049
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	297,857
Tricon Residential Trust Series 2025-SFR1, Class C, 5.26%, 3/17/2042 (a) (h)	5,750,000	5,754,140
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	4,934,936	4,962,610
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	212,500	212,500
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	62,500	62,500
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	85,781	85,753
Series 2014-2, Class A, 3.75%, 9/3/2026	489,846	488,844
Series 2018-1, Class A, 3.70%, 3/1/2030	9,759	9,400
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,815,588	1,898,580
United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	427,023
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	666,375	693,497
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	7,000,000	6,991,250
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	3,302,683	3,330,626
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (a)	639,940	205,207
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Veros Auto Receivables Trust Series 2026-1, Class C, 5.22%, 7/15/2031 (a)	4,930,000	4,970,613
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (a)	5,390,000	5,453,904
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (a) (i)	381,012	381,097
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	16,639	16,545
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	66,556	66,119
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,384,919	1,413,497
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	497,672	498,873
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,118,380
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	924,059
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,240,887
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,633,173
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	7,065,986
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,809,000	5,873,601
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	5,548,286	5,548,286
Total Asset-Backed Securities (Cost $1,324,960,195)		1,351,450,042
Commercial Mortgage-Backed Securities — 8.1%
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class D, 0.60%, 1/27/2050 ‡ (a) (h)	11,563,000	10,871,348
Series 2024-FRR3, Class C, 0.68%, 1/27/2050 ‡ (a) (h)	11,000,000	10,475,550
Series 2024-FRR2, Class D, 1.22%, 7/27/2050 ‡ (a) (h)	7,830,000	7,270,992
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (h)	4,000,000	3,579,282
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (h)	4,000,000	3,651,026
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,395,104
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,287,516
Series 2025-FRR5, Class C736, 1.74%, 9/27/2052 ‡ (a) (h)	4,000,000	3,918,378
Series 2025-FRR5, Class D736, 1.74%, 9/27/2052 ‡ (a) (h)	4,000,000	3,882,480
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,764,869
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,908,760
Series 2024-FRR1, Class A, 2.07%, 4/27/2049 ‡ (a) (h)	3,000,000	2,467,242
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.61%, 8/14/2036 (a) (h)	8,413,000	8,049,234
BMD2 Re-Remic Trust Series 2019-FRR1, Class 6B10, 2.35%, 5/25/2052 ‡ (a) (h)	11,219,000	9,983,139
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4C, PO, 5/25/2052 ‡ (a)	14,786,000	12,522,215
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (a)	9,786,000	7,340,379
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,643,441
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,951,063
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	1,998,649
Series 2019-FRR1, Class 5B13, 2.16%, 5/25/2052 ‡ (a) (h)	8,169,000	7,420,214
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AGX1, 3.59%, 10/27/2037 (a) (h)	5,885,000	5,701,286
Series 2026-FRR7, Class DK77, 1.28%, 5/27/2051 ‡ (a) (h)	14,535,000	13,102,182
Series 2025-FRR6, Class B, 1.50%, 11/27/2051 ‡ (a) (h)	7,636,000	6,848,539
Series 2025-FRR6, Class C, 1.50%, 11/27/2051 ‡ (a) (h)	8,000,000	6,983,636
Series 2026-FRR7, Class DK97, 1.38%, 7/27/2052 ‡ (a) (h)	19,598,000	16,687,975
BX Commercial Mortgage Trust Series 2025-COPT, Class A, 5.41%, 8/15/2042 (a) (h)	6,105,000	6,117,342
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,971,955
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	476,749
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	7,150,000	5,718,270
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,442,912
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	306,346
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	9,089,923
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	8,974,000	7,737,652
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (h)	9,500,000	9,629,108
Series 2026-GATE3, Class E, 6.34%, 2/10/2043 (a) (h)	4,124,000	4,178,291
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AGX1, 3.59%, 10/27/2037 ‡ (a) (h)	6,195,000	6,034,548
Series 2025-FRR1, Class DK57, 1.10%, 8/27/2049 ‡ (a) (h)	8,410,000	8,087,312
FHLMC Series 2025-MN11, Class M2, 6.32%, 7/25/2045 (a) (h)	5,000,000	4,997,347
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.37%, 9/25/2043 (a) (h)	1,240,000	1,329,439
Series 2024-MN8, Class M2, 7.92%, 5/25/2044 (a) (h)	4,761,000	4,956,977
Series 2024-MN9, Class M2, 6.92%, 10/25/2044 (a) (h)	4,000,000	4,061,202
Series 2025-MN10, Class M1, 5.72%, 2/25/2045 (a) (h)	6,334,288	6,277,502
Series 2025-MN10, Class M2, 6.52%, 2/25/2045 (a) (h)	6,700,000	6,733,580
Series 2025-MN12, Class M2, 6.42%, 11/25/2045 (a) (h)	5,000,000	5,000,516
Series 2021-MN1, Class M1, 5.67%, 1/25/2051 (a) (h)	483,232	482,252
Series 2021-MN1, Class M2, 7.42%, 1/25/2051 (a) (h)	26,991,000	28,007,562
Series 2021-MN1, Class B1, 11.42%, 1/25/2051 (a) (h)	10,680,000	11,855,995
Series 2021-MN3, Class M1, 5.97%, 11/25/2051 (a) (h)	220,406	220,585
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-MN3, Class M2, 7.67%, 11/25/2051 (a) (h)	13,462,000	13,932,129
FHLMC, Multi-Family Structured Credit Risk
Series 2022-MN4, Class M1, 7.92%, 5/25/2052 (a) (h)	892,148	910,334
Series 2022-MN4, Class M2, 10.17%, 5/25/2052 (a) (h)	750,000	825,314
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,661,908	1,657,136
Series K088, Class A2, 3.69%, 1/25/2029	350,000	349,980
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,200,734
Series K128, Class X3, IO, 2.78%, 4/25/2031 (h)	550,000	64,917
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,078,290
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,189,324
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,149,255
Series K-151, Class A2, 3.80%, 10/25/2032 (h)	1,050,000	1,038,004
Series K-153, Class A2, 3.82%, 12/25/2032 (h)	1,000,000	989,686
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	5,123,070
Series K-160, Class A2, 4.50%, 8/25/2033 (h)	6,000,000	6,158,508
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (h)	4,442,170	148,010
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (h)	550,000	126,141
Series Q014, Class X, IO, 2.77%, 10/25/2055 (h)	1,718,991	247,894
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (h)	199,033	196,921
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	300,000	267,631
Series 2023-M2, Class PT, 3.23%, 4/25/2031 (h)	3,904,388	3,792,499
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (h)	2,700,000	2,415,152
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (h)	385,898	365,385
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-M3, Class A2, 1.71%, 11/25/2031 (h)	1,400,000	1,243,863
Series 2021-M15, Class A2, 1.83%, 11/25/2031 (h)	1,367,684	1,247,557
Series 2022-M2, Class A2, 2.40%, 11/25/2031	17,125,000	15,899,542
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (h)	2,500,000	2,250,314
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (h)	1,372,000	1,272,094
Series 2020-M53, Class A2, 1.68%, 11/25/2032 (h)	1,250,000	1,092,530
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (h)	2,980,000	3,059,815
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	388,178	23,129
Series 2021-M8, Class A2, 2.10%, 11/25/2035	18,464,780	16,871,584
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	5,144,212
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	86,895,563	171,992
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (h)	1,000,000	925,587
Series 2021-KHG3, Class CFX, 2.40%, 9/25/2028 (a) (h)	10,216,000	9,364,269
Series 2021-KHG3, Class CFL, 9.08%, 9/25/2028 (a) (h)	5,973,563	6,003,626
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	7,028,566
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	50,710
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	7,676,787
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	126,303,936	300,995
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	99,965,472	169,551
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	10,005,154
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	41,685
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	78,193
Series 2019-KS12, Class B, 6.59%, 8/25/2029 (a) (h)	9,841,107	9,842,479
Series 2019-KC07, Class C, 3.64%, 10/25/2029 (a) (h)	5,000,000	4,278,574
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-KL06, Class C, 3.41%, 12/25/2029 (a) (h)	3,350,000	2,932,409
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (h)	9,000,000	7,530,205
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,765,186
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	64,785
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	5,500,000	3,924,560
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	50,227,116	173,088
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	5,500,000	20,473
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,420,340
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	35,053,782	94,600
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	12,024
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	91,071,532	410,122
Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,633,271
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	58,088
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,897,896
Series 2018-K159, Class C, PO, 11/25/2033 (a)	11,533,464	6,764,914
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	7,657,071	44,279
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	5,482,726
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	6,470,285
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	12,000,000	6,393,455
Series 21K-1519, Class C, PO, 12/25/2035 (a)	12,601,391	6,324,982
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	12,601,391	87,996
Series 2016-K57, Class B, 3.94%, 8/25/2049 (a) (h)	1,000,000	994,842
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	7,352,318
Series 2017-K69, Class D, PO, 10/25/2049 (a)	14,343,050	12,533,865
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	32,925
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-K80, Class B, 4.23%, 8/25/2050 (a) (h)	1,000,000	988,066
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	7,720,768
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	5,502,703
Series 2019-K88, Class C, 4.39%, 2/25/2052 (a) (h)	1,975,000	1,950,975
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	9,483,665
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	8,238,371
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	124,998,443	402,620
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	108,850
Series 2020-K740, Class D, PO, 11/25/2052 (a)	13,300,000	11,758,707
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	137,897,341	164,318
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	32,600,000	43,048
Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (h)	5,250,000	5,041,810
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	6,728,379
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	99,205,184	294,074
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	76,250
Series 2020-K109, Class D, PO, 5/25/2053 (a)	11,000,000	7,608,275
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	6,770,077
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	119,964,015	387,040
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	30,000,000	102,792
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	8,954,278
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	128,152,605	442,152
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	106,145
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	10,027,453
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	150,687,712	532,214
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	115,362
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K739, Class D, PO, 11/25/2053 (a)	13,500,000	11,593,354
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	129,563,273	129,822
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	41,742
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	7,454,821
Series 2021-K126, Class D, PO, 1/25/2054 (a)	13,000,000	8,989,350
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	101,782
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	131,114,247	492,098
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	33,500,000	135,538
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,464,576	292,936
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,533,526
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.94%, 11/27/2050 (a) (h)	7,500,000	7,024,422
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	9,268,491
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	13,207,000	12,057,406
Series 2021-FRR1, Class 2C, PO, 11/29/2050 ‡ (a)	2,200,000	1,975,448
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,384,388
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	5,000,000	4,009,994
Series 2021-FRR2, Class BK78, 2.35%, 9/27/2051 (a) (h)	5,734,000	5,140,237
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (a) (h)	4,140,000	4,134,806
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,892,981
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.38%, 4/15/2038 (a) (h)	480,000	480,000
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	670,000	505,013
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.03%, 10/25/2049 (a) (h)	13,995,682	14,209,754
Series 2019-01, Class B10, 9.28%, 10/25/2049 (a) (h)	6,560,000	6,686,059
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (h)	16,950,478	17,201,545
Series 2023-01, Class M10, 10.17%, 11/25/2053 (a) (h)	23,685,000	27,208,620
Series 2024-01, Class M10, 7.52%, 7/25/2054 (a) (h)	2,737,000	2,827,037
RFM Re-REMIC Trust
Series 2022-FRR1, Class BK55, PO, 3/28/2049 ‡ (a)	14,068,032	13,927,533
Series 2022-FRR1, Class CK60, PO, 11/8/2049 ‡ (a)	6,350,000	6,023,366
Series 2022-FRR1, Class CK64, PO, 3/1/2050 ‡ (a)	13,190,000	12,263,111
Series 2022-FRR1, Class BK64, 1.65%, 3/1/2050 ‡ (a) (h)	10,328,481	9,850,623
Series 2022-FRR1, Class AB64, 2.17%, 3/1/2050 ‡ (a) (h)	3,670,000	3,524,082
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	4,444,752	4,446,023
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	7,805,180	7,797,961
RWC Commercial Mortgage Trust Series 2025-1, Class D, 6.76%, 6/25/2040 (a)	5,568,000	5,621,033
SMRT Series 2022-MINI, Class F, 7.01%, 1/15/2039 (a) (h)	7,400,000	7,390,988
Total Commercial Mortgage-Backed Securities (Cost $827,043,253)		854,270,902
Collateralized Mortgage Obligations — 5.4%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,525,000	9,568,961
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (i)	13,045,000	13,235,462
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (h)	5,000,000	5,092,032
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	5,178,519	5,203,668
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	8,764,657	8,607,776
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	1,835,000	1,859,677
Series 2026-RTL1, Class A2, 6.41%, 12/25/2030 ‡ (a) (i)	3,000,000	3,013,425
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (h)	8,629,801	8,538,422
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 4.62%, 1/25/2045 (a) (h)	5,391,598	5,393,257
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.37%, 7/25/2043 (a) (h)	1,500,000	1,539,641
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	286,348	272,033
Series 2018-1, Class M60C, 3.50%, 5/25/2057	110,071	104,078
Series 2018-3, Class MA, 3.50%, 8/25/2057 (h)	6,194,550	6,114,689
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	198,111	188,960
Series 2018-2, Class MT, 3.50%, 11/25/2057	495,981	459,102
Series 2018-2, Class M55D, 4.00%, 11/25/2057	228,793	219,304
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,489,948	2,452,618
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,071,050	1,051,843
Series 2019-3, Class MT, 3.50%, 10/25/2058	3,789,615	3,514,723
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,092,990	2,887,446
Series 2020-3, Class MTU, 2.50%, 5/25/2060	13,468,332	11,578,012
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	366,602	333,109
Series 2020-3, Class TTW, 3.00%, 5/25/2060	282,900	267,704
Series 2021-1, Class BXS, 13.27%, 9/25/2060 (a) (h)	147,461	119,837
Series 2022-1, Class MAU, 3.25%, 11/25/2061	7,947,547	7,518,754
Series 2022-1, Class MTU, 3.25%, 11/25/2061	14,652,152	13,042,720
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1, Class MT, 3.00%, 10/25/2062	2,638,048	2,280,484
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,724,791	6,123,115
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,122,520	2,953,625
Series 2708, Class ZD, 5.50%, 11/15/2033	49,606	52,015
Series 4302, Class PA, 4.00%, 12/15/2043	39,283	39,460
Series 4281, Class BC, 4.50%, 12/15/2043 (h)	62,912	63,862
Series 5141, Class AH, 2.25%, 11/25/2047	982,704	902,596
Series 5200, Class MA, 2.50%, 8/25/2048	2,473,638	2,316,783
Series 4913, Class UA, 3.00%, 3/15/2049	5,100,142	4,693,034
Series 4916, Class P, 3.00%, 9/25/2049	4,280,031	3,964,049
Series 5028, Class JG, 1.50%, 8/25/2050	2,375,571	1,958,386
Series 5155, Class JD, 1.25%, 10/25/2051	1,186,757	960,577
Series 5347, PO, 10/25/2053	3,751,856	3,148,003
Series 4862, Class NO, PO, 8/15/2057	4,624,649	2,984,642
FHLMC, STRIPS Series 406, PO, 10/25/2053	2,299,668	2,054,309
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,086,041	1,071,513
FNMA, REMIC
Series 2003-7, Class FA, 4.53%, 2/25/2033 (h)	41,610	41,871
Series 2013-108, Class GU, 3.00%, 10/25/2033	240,130	233,931
Series 2005-110, Class TY, 5.50%, 12/25/2035	25,739	27,115
Series 2007-89, Class F, 4.36%, 9/25/2037 (h)	46,701	46,752
Series 2011-112, Class PB, 4.00%, 11/25/2041	83,097	82,580
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	975,043
Series 2021-86, Class MA, 2.50%, 11/25/2047	18,868,229	17,547,134
Series 2019-25, Class PB, 2.00%, 5/25/2048	5,259,815	4,783,834
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-91, Class GB, 1.75%, 7/25/2049	21,812,887	18,872,004
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,114,246	2,507,607
Series 2021-95, Class GA, 1.88%, 3/25/2051	18,024,831	15,343,432
Series 2025-18, Class MA, 0.50%, 9/25/2054	18,345,415	15,750,882
GNMA
Series 2012-13, Class FQ, 4.10%, 1/20/2038 (h)	1,616,489	1,615,796
Series 2010-14, Class FH, 4.27%, 2/16/2040 (h)	1,789,049	1,787,395
Series 2010-61, Class FK, 4.27%, 5/16/2040 (h)	1,164,695	1,163,644
Series 2012-61, Class FM, 4.17%, 5/16/2042 (h)	276,662	275,548
Series 2025-6, Class GA, 3.50%, 1/20/2048	19,356,212	18,937,001
Series 2024-51, Class GC, 3.50%, 7/20/2048	19,144,434	18,930,434
Series 2020-165, Class UD, 1.50%, 11/20/2050	622,431	498,587
Series 2021-44, Class QM, 1.75%, 3/20/2051	5,989,371	4,905,834
Series 2024-197, Class BN, 3.00%, 5/20/2051	34,466,350	32,646,751
Series 2021-119, Class JG, 1.50%, 6/20/2051	5,768,595	5,054,529
Series 2022-87, Class JT, IF, 5.67%, 5/20/2052 (h)	7,976,258	8,157,240
Series 2023-128, Class SL, IF, 7.42%, 8/20/2053 (h)	9,962,722	10,573,949
Series 2023-146, Class GO, PO, 10/20/2053	10,787,242	8,633,540
Series 2025-105, Class SM, IF, 5.40%, 6/20/2055 (h)	7,562,772	7,443,814
Series 2010-H24, Class FA, 4.15%, 10/20/2060 (h)	10,036	10,008
Series 2014-H03, Class FA, 4.40%, 1/20/2064 (h)	5,252	5,262
Series 2015-H02, Class FA, 4.45%, 1/20/2065 (h)	1,101,317	1,102,944
Series 2015-H05, Class FC, 4.28%, 2/20/2065 (h)	54,177	54,175
Series 2021-H14, Class CF, 5.06%, 9/20/2071 (h)	3,067,437	3,138,077
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (h)	1,861,093	1,763,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (i)	6,810,709	6,736,730
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (i)	6,825,653	6,725,576
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.17%, 10/25/2034 (a) (h)	509,479	523,195
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (i)	9,000,000	9,162,892
LHOME Mortgage Trust
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	2,627,221	2,629,169
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (i)	5,400,000	5,443,735
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (a) (i)	11,415,000	11,462,825
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.81%, 7/16/2030 (a) (h)	7,000,000	7,053,737
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (i)	2,002,571	2,005,988
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (h)	5,898,337	5,768,845
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (a) (h)	6,900,000	6,781,409
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (a) (h)	8,270,000	7,972,100
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	4,225,000	4,235,510
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (h)	3,250,000	3,259,143
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	5,400,000	5,464,248
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	20,544,549	20,928,670
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	3,922,844	3,923,654
PRET LLC Series 2026-NPL1, Class A1, 5.18%, 1/25/2056 (a) (i)	9,931,036	9,933,058
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.42%, 9/25/2032 (a) (h)	263,157	272,636
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (a) (i)	5,789,000	5,860,437
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (i)	6,000,000	6,031,673
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	26,878,939	23,754,045
Series 2025-2, Class MTU, 3.25%, 6/25/2065	10,563,623	9,204,050
Series 2025-2, Class TTW, 4.25%, 6/25/2065	13,681,515	13,550,241
Seasoned Loans Structured Transaction Trust
Series 2024-2, Class VF, 4.92%, 10/25/2034 (a) (h)	7,775,971	7,899,683
Series 2025-1, Class A1, 3.00%, 5/25/2035	13,961,777	13,254,278
Series 2025-2, Class A1, 3.00%, 10/25/2035	8,707,388	8,296,008
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (i)	1,717,631	1,719,685
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	637,354
TVC Mortgage Trust
Series 2026-RRTL1, Class A1, 4.96%, 4/25/2040 (a) (i)	12,716,000	12,749,821
Series 2026-RRTL1, Class A2, 5.32%, 4/25/2040 (a) (i)	3,400,000	3,410,292
Total Collateralized Mortgage Obligations (Cost $562,525,017)		577,304,420
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (j)	1,500,000	1,572,660
8.63%, 2/4/2030 (a)	382,000	413,418
5.88%, 2/16/2031 (j)	1,600,000	1,554,000
7.63%, 5/29/2032 (j)	1,100,000	1,127,775
9.45%, 2/4/2033 (a)	2,058,000	2,308,829
7.30%, 9/30/2033 (j)	800,000	802,800
8.50%, 1/31/2047 (j)	850,000	811,750
8.88%, 5/29/2050 (j)	1,500,000	1,466,250
Argentine Republic
4.12%, 7/9/2035 (i)	11,785,000	8,863,793
3.50%, 7/9/2041 (i)	3,500,000	2,444,873
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Benin Government Bond
7.96%, 2/13/2038 (a)	1,225,000	1,284,424
8.38%, 1/23/2041 (a)	400,000	425,220
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	2,025,000	2,266,238
Dominican Republic Government Bond
5.50%, 2/22/2029 (j)	400,000	406,700
6.00%, 2/22/2033 (a)	900,000	918,000
6.40%, 6/5/2049 (j)	1,500,000	1,503,000
7.15%, 2/24/2055 (a)	1,000,000	1,084,000
5.88%, 1/30/2060 (a)	1,300,000	1,172,600
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	1,100,000	1,116,841
6.13%, 9/28/2028 (a)	1,500,000	1,512,195
9.13%, 1/13/2046 (a)	3,360,000	3,655,680
Federative Republic of Brazil
7.13%, 5/13/2054	2,215,000	2,255,889
7.25%, 1/12/2056	1,000,000	1,016,000
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (j)	1,000,000	1,005,500
5.75%, 11/12/2032 (a)	3,977,000	3,909,391
7.38%, 10/10/2047 (j)	1,900,000	1,877,200
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	4,100,000	4,048,750
8.88%, 4/8/2051 (a)	2,800,000	2,765,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,980,792
Republic of Angola
8.25%, 5/9/2028 (j)	1,000,000	1,008,438
8.00%, 11/26/2029 (j)	1,000,000	995,000
Republic of Colombia
6.13%, 1/21/2031	1,014,000	1,011,465
8.00%, 11/14/2035	1,000,000	1,067,250
7.75%, 11/7/2036	2,211,000	2,302,093
8.75%, 11/14/2053	3,400,000	3,734,220
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	913,832
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (j)	3,050,000	3,021,025
8.08%, 4/1/2036 (a)	2,100,000	2,264,094
8.25%, 1/30/2037 (a)	1,402,000	1,530,984
6.75%, 2/25/2041 (a)	3,990,000	3,806,460
Republic of Ecuador
8.75%, 1/29/2034 (a)	859,000	866,731
6.90%, 7/31/2035 (a) (i)	4,882,354	4,429,992
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	93

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
9.25%, 1/29/2039 (a)	5,937,000	6,037,929
5.00%, 7/31/2040 (a) (i)	2,073,332	1,691,859
Republic of El Salvador 9.65%, 11/21/2054 (a)	2,908,000	3,304,615
Republic of Guatemala 6.25%, 8/15/2036 (a)	2,435,000	2,580,339
Republic of Honduras 8.63%, 11/27/2034 (a)	1,900,000	2,206,964
Republic of Iraq 5.80%, 1/15/2028 (j)	575,000	572,125
Republic of Kenya
7.88%, 10/9/2033 (a)	1,320,000	1,315,050
9.50%, 3/5/2036 (a)	2,773,000	2,913,730
8.80%, 10/9/2038 (a)	2,857,000	2,827,001
Republic of Montenegro 7.25%, 3/12/2031 (a)	600,000	642,564
Republic of Panama 5.66%, 2/23/2038	1,083,000	1,087,630
Republic of Paraguay
6.10%, 8/11/2044 (j)	1,200,000	1,248,225
5.60%, 3/13/2048 (j)	1,600,000	1,554,704
5.40%, 3/30/2050 (j)	4,100,000	3,870,400
Republic of South Africa
7.10%, 11/19/2036 (a)	2,330,000	2,505,332
7.30%, 4/20/2052	2,000,000	2,019,000
7.95%, 11/19/2054 (a)	1,795,000	1,938,600
7.25%, 12/11/2055 (a)	2,755,000	2,755,000
Republic of Turkiye (The) 7.63%, 5/15/2034	1,400,000	1,499,400
Romania Government Bond 6.00%, 9/24/2044 (a)	EUR3,354,000	3,957,380
Suriname Government International Bond
7.70%, 11/6/2030 (a)	2,065,000	2,126,310
8.50%, 11/6/2035 (a)	2,839,000	3,032,052
Total Foreign Government Securities (Cost $128,416,820)		134,207,361
Loan Assignments — 0.5% (d) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031	1,957,937	1,954,276
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028	884,494	883,548
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030	1,340,756	1,334,536
(6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031	987,537	982,886
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031	1,677,548	1,663,708
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029	686,000	685,643
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032	1,677,325	1,675,614
		6,342,387
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 12/20/2029	485,953	485,710
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/12/2031	618,985	618,793
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/18/2030	1,477,538	1,237,438
		2,341,941
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028	677,289	677,417
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033	380,000	379,069
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031	470,741	467,733
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2030	964,702	927,165
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032	2,212,189	2,212,189
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029	326,400	325,584
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031	1,894,935	1,891,733
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028	37,308	37,349
Health Care Providers & Services — 0.0% ^
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 7.67%, 9/27/2030	1,041,288	1,006,707
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031	348,228	348,109
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 11/25/2032	375,000	375,656
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.02%, 8/21/2028	1,183,303	1,182,191
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030	169,150	168,600
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030	1,069,220	1,056,304
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/27/2030	1,530,338	1,520,773
		3,927,868
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031	1,513,615	1,470,568
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028	879,728	711,849
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031	595,460	403,424
		2,585,841
Leisure Products — 0.0% ^
Callaway Golf Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/18/2030	40,998	41,152
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (PRIME + 1.75%), 8.50%, 4/5/2029	400,212	400,032
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/8/2031	570,695	570,695
		970,727
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 12/9/2030	2,033,500	2,029,697
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.79%, 8/23/2028	1,169,280	1,172,449
		3,202,146
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	95

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/22/2032	995,999	998,070
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 8/16/2030	1,011,380	1,011,239
		2,009,309
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028	1,179,356	1,176,820
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029	987,500	951,091
		2,127,911
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028	928,198	501,227
Knowlton Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 8/15/2028	1,021,378	1,010,102
		1,511,329
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030	696,500	677,541
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/29/2032	99,977	99,956
		777,497
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031	3,076,903	3,066,749
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029	2,131,337	2,115,885
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029	1,728,664	1,681,126
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031	1,920,362	1,854,359
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029	814,687	509,180
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032	2,633,622	2,416,348
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031	2,487,516	2,350,180
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031	2,434,764	2,299,634
		11,110,827
Specialty Retail — 0.0% ^
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031	990,831	949,959
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029	982,500	970,013
		1,919,972
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (n)	1,797,158	1,791,551
Total Loan Assignments (Cost $59,589,619)		57,329,627
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.1% (o)
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	46,889
Virginia — 0.1%
FHLMC Multifamily ML Certificates, Zero Coupon, 5/25/2033 (a)	8,000,000	4,867,248
Total Municipal Bonds (Cost $4,739,978)		4,914,137
	NO. OF RIGHTS
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—)	270	4,067
	SHARES
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	3,657
Common Stocks — 0.0% ^
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	285	3,189
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	1	—
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	18	277
Total Common Stocks (Cost $4,564)		3,466
Short-Term Investments — 7.0%
Investment Companies — 7.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (p) (q) (Cost $746,585,254)	746,585,254	746,585,254
Total Investments — 99.7% (Cost $10,374,240,059)		10,575,325,759
Other Assets in Excess of Liabilities — 0.3%		33,587,639
NET ASSETS — 100.0%		10,608,913,398

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	97

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $8,354,944 or 0.08% of the
Fund’s net assets as of February 28, 2026.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(j)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(k)	Defaulted security.
(l)	The rate shown is the effective yield as of February 28, 2026.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,432	06/18/2026	USD	390,497,250	1,597,133
U.S. Treasury 10 Year Ultra Note	1,243	06/18/2026	USD	145,100,828	1,415,654
U.S. Treasury Long Bond	2,979	06/18/2026	USD	352,825,313	2,185,400
U.S. Treasury Ultra Bond	2,412	06/18/2026	USD	293,208,750	2,631,356
U.S. Treasury 2 Year Note	2,160	06/30/2026	USD	451,946,252	453,460
U.S. Treasury 5 Year Note	2,092	06/30/2026	USD	230,381,500	443,307
					8,726,310

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Forward foreign currency exchange contracts outstanding as of February 28, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	6,000	USD	7,102	HSBC Bank, NA	3/31/2026	(1)
USD	4,079,114	EUR	3,451,178	BNP Paribas	3/31/2026	(5,201)
Total unrealized depreciation						(5,202)
Net unrealized depreciation						(5,202)

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	99

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 34.2%
FHLMC
Pool # 8C1031, ARM, 5.25%, 6/1/2055 (a)	5,361,056	5,490,611
Pool # 842039, ARM, 5.25%, 10/1/2055 (a)	4,193,082	4,288,884
Pool # 8B0505, ARM, 4.81%, 11/1/2055 (a)	6,791,390	6,910,594
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	2,971,668	3,029,733
Pool # 8C1217, ARM, 5.05%, 11/1/2055 (a)	8,963,808	9,151,445
Pool # 8C1210, ARM, 5.42%, 11/1/2055 (a)	4,459,049	4,557,990
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	992,788	1,005,115
Pool # WN2326, 4.45%, 12/1/2032	210,000	213,951
FHLMC UMBS, 30 Year
Pool # RA9081, 6.50%, 5/1/2053	2,604,141	2,752,094
Pool # SD4030, 6.50%, 10/1/2053	4,245,032	4,482,961
Pool # SD5883, 6.50%, 6/1/2054	9,941,365	10,503,280
Pool # SD5979, 6.00%, 7/1/2054	6,855,822	7,069,190
Pool # SD6268, 6.50%, 8/1/2054	7,577,133	8,017,932
Pool # SD6461, 6.50%, 10/1/2054	2,130,688	2,251,502
Pool # QX2328, 5.50%, 1/1/2055	197,793	201,095
Pool # QX9926, 6.00%, 4/1/2055	7,424,569	7,676,251
Pool # SL2544, 6.50%, 8/1/2055	28,862,220	30,482,881
Pool # QZ6253, 5.50%, 10/1/2055	3,790,680	3,860,342
Pool # QZ6256, 5.50%, 10/1/2055	5,856,625	5,960,535
Pool # QZ6966, 5.50%, 11/1/2055	4,445,463	4,525,424
Pool # QZ8076, 5.50%, 11/1/2055	1,653,698	1,681,316
Pool # QZ9117, 5.50%, 11/1/2055	2,990,157	3,044,232
Pool # RQ0064, 5.50%, 11/1/2055	31,013,727	31,536,459
Pool # TA1190, 5.50%, 11/1/2055	259,497	263,843
Pool # SL3192, 6.00%, 11/1/2055	82,241,250	85,780,175
Pool # TA0290, 5.50%, 12/1/2055	5,644,115	5,739,283
Pool # TA0943, 5.50%, 12/1/2055	369,102	375,295
Pool # TA1618, 5.50%, 12/1/2055	199,281	203,278
Pool # RQ0085, 5.50%, 1/1/2056	73,145,878	74,376,902
Pool # SL3686, 5.50%, 1/1/2056	23,528,350	23,960,509
Pool # TA3495, 5.50%, 1/1/2056	1,108,860	1,127,438
Pool # TA3891, 5.50%, 1/1/2056	4,994,809	5,082,753
Pool # TA4276, 5.50%, 1/1/2056	169,845	172,676
Pool # TA4348, 5.50%, 1/1/2056	549,283	561,101
Pool # TA4349, 5.50%, 1/1/2056	549,237	560,870
Pool # TA4352, 5.50%, 1/1/2056	3,805,483	3,884,011
Pool # TA4353, 5.50%, 1/1/2056	3,795,744	3,873,672
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # TA4363, 5.50%, 1/1/2056	1,268,828	1,294,878
Pool # TA4375, 5.50%, 1/1/2056	4,872,653	4,970,550
Pool # TA4376, 5.50%, 1/1/2056	4,966,410	5,065,430
Pool # TA4377, 5.50%, 1/1/2056	409,624	417,744
Pool # TA4380, 5.50%, 1/1/2056	2,227,600	2,268,729
Pool # TA5070, 5.50%, 1/1/2056	14,586,009	14,979,399
Pool # TA5257, 5.50%, 1/1/2056	479,568	489,276
Pool # TA5975, 5.50%, 1/1/2056	230,000	234,382
Pool # RQ0086, 6.00%, 1/1/2056	14,931,349	15,326,217
Pool # TA3719, 6.00%, 1/1/2056	15,941,183	16,362,751
Pool # TA3884, 6.00%, 1/1/2056	20,844,275	21,418,151
Pool # TA4636, 6.00%, 1/1/2056	4,569,068	4,696,379
Pool # TA4679, 6.00%, 1/1/2056	876,353	901,782
Pool # TA5158, 6.00%, 1/1/2056	719,114	743,760
Pool # TA6600, 6.50%, 1/1/2056	210,000	221,124
Pool # TA5189, 7.00%, 1/1/2056	399,732	423,378
Pool # TA4998, 5.50%, 2/1/2056	10,055,121	10,237,925
Pool # TA5048, 5.50%, 2/1/2056	2,128,390	2,172,779
Pool # TA5429, 5.50%, 2/1/2056	2,229,292	2,270,434
Pool # TA5432, 5.50%, 2/1/2056	5,148,121	5,233,689
Pool # TA5448, 5.50%, 2/1/2056	299,630	306,205
Pool # TA5456, 5.50%, 2/1/2056	389,632	397,408
Pool # TA5458, 5.50%, 2/1/2056	369,924	376,360
Pool # TA5459, 5.50%, 2/1/2056	649,493	663,249
Pool # TA5581, 5.50%, 2/1/2056	679,631	698,792
Pool # TA5679, 5.50%, 2/1/2056	500,000	509,281
Pool # TA5685, 5.50%, 2/1/2056	1,120,000	1,138,792
Pool # TA6050, 5.50%, 2/1/2056	680,000	691,375
Pool # TA6062, 5.50%, 2/1/2056	170,000	174,689
Pool # TA6592, 5.50%, 2/1/2056	660,000	677,397
Pool # TA6704, 5.50%, 2/1/2056	470,000	479,317
Pool # TA6710, 5.50%, 2/1/2056	1,960,000	1,996,246
Pool # TA6724, 5.50%, 2/1/2056	3,540,000	3,598,812
Pool # TA7028, 5.50%, 2/1/2056	460,000	468,515
Pool # TA5161, 6.00%, 2/1/2056	749,466	775,886
Pool # TA5178, 6.00%, 2/1/2056	259,780	272,746
Pool # TA5427, 6.00%, 2/1/2056	879,111	908,780
Pool # TA5434, 6.00%, 2/1/2056	649,054	670,133
Pool # TA5436, 6.00%, 2/1/2056	846,316	872,463
Pool # TA5443, 6.00%, 2/1/2056	1,589,258	1,638,957
Pool # TA6599, 6.00%, 2/1/2056	850,000	880,579
Pool # TA6717, 6.00%, 2/1/2056	1,290,000	1,333,025
Pool # TA6718, 6.00%, 2/1/2056	1,310,000	1,350,965
Pool # TA6740, 6.00%, 2/1/2056	1,380,000	1,422,945
Pool # TA6742, 6.00%, 2/1/2056	1,320,000	1,360,780
SEE NOTES TO FINANCIAL STATEMENTS.

100	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TA5025, 6.50%, 2/1/2056	1,318,001	1,375,789
Pool # TA5253, 6.50%, 2/1/2056	719,625	756,353
Pool # TA5435, 6.50%, 2/1/2056	299,409	312,930
Pool # TA5442, 6.50%, 2/1/2056	249,686	261,763
Pool # TA5444, 6.50%, 2/1/2056	659,502	689,035
Pool # TA5447, 6.50%, 2/1/2056	449,814	469,538
Pool # TA5449, 6.50%, 2/1/2056	329,942	344,620
Pool # TA6727, 6.50%, 2/1/2056	220,000	230,510
Pool # TA6729, 6.50%, 2/1/2056	170,000	178,122
Pool # TA6730, 6.50%, 2/1/2056	540,000	564,184
Pool # TA6746, 6.50%, 2/1/2056	260,000	271,800
Pool # TA7120, 6.50%, 2/1/2056	220,000	228,892
Pool # RQ0103, 5.50%, 3/1/2056	58,210,000	59,183,746
Pool # TA7127, 5.50%, 3/1/2056	1,530,000	1,560,506
Pool # TA7129, 5.50%, 3/1/2056	1,040,000	1,061,351
Pool # TA7684, 5.50%, 3/1/2056	3,680,000	3,754,498
Pool # TA7685, 5.50%, 3/1/2056	340,000	346,980
Pool # TA7688, 5.50%, 3/1/2056	650,000	663,218
Pool # TA7713, 5.50%, 3/1/2056	820,000	837,641
Pool # TA8148, 5.50%, 3/1/2056	1,900,000	1,931,566
Pool # TA8151, 5.50%, 3/1/2056	942,000	960,673
Pool # TA7663, 6.00%, 3/1/2056	830,000	858,959
Pool # TA7664, 6.00%, 3/1/2056	360,000	370,671
Pool # TA6726, 6.50%, 3/1/2056	260,000	273,045
Pool # TA7116, 6.50%, 3/1/2056	250,000	261,047
Pool # TA7117, 6.50%, 3/1/2056	220,000	230,986
Pool # TA7125, 6.50%, 3/1/2056	230,000	241,703
FNMA
Pool # BM7862, ARM, 5.09%, 10/1/2055 (a)	2,648,471	2,702,213
Pool # DF1997, ARM, 4.86%, 11/1/2055 (a)	5,426,667	5,536,870
Pool # BM7859, ARM, 4.88%, 11/1/2055 (a)	15,524,657	15,787,749
Pool # BM7874, ARM, 5.00%, 11/1/2055 (a)	22,839,166	23,363,669
Pool # DF4134, ARM, 5.33%, 11/1/2055 (a)	7,870,558	8,048,119
FNMA UMBS, 30 Year
Pool # CB5497, 6.50%, 1/1/2053	6,685,991	7,033,579
Pool # FS5780, 5.50%, 8/1/2053	7,236,913	7,357,190
Pool # CB7136, 6.50%, 9/1/2053	8,999,725	9,511,054
Pool # FS6942, 6.50%, 12/1/2053	1,645,851	1,716,688
Pool # FS9123, 6.50%, 12/1/2053	6,503,235	6,864,470
Pool # CB8004, 6.00%, 2/1/2054	2,220,955	2,314,609
Pool # CB8495, 6.00%, 5/1/2054	7,310,460	7,620,844
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB8853, 6.00%, 7/1/2054	25,323,506	26,443,934
Pool # FS8911, 6.50%, 8/1/2054	7,999,106	8,484,145
Pool # CB9153, 6.00%, 9/1/2054	8,652,476	9,050,862
Pool # DC7023, 6.00%, 12/1/2054	22,299,745	22,882,694
Pool # FA1925, 6.00%, 12/1/2054	10,461,966	10,800,919
Pool # FA0541, 6.00%, 2/1/2055	12,596,759	13,142,019
Pool # FA3119, 6.00%, 2/1/2055	20,948,874	21,548,544
Pool # FA0970, 6.00%, 3/1/2055	17,772,450	18,263,836
Pool # DD8503, 6.00%, 5/1/2055	38,203,607	39,208,105
Pool # FA2805, 6.50%, 9/1/2055	17,405,760	18,383,133
Pool # DE9119, 5.50%, 10/1/2055	925,008	940,495
Pool # DF1922, 5.50%, 10/1/2055	657,717	668,718
Pool # FA2900, 6.00%, 10/1/2055	48,429,912	50,513,889
Pool # DF2187, 4.00%, 11/1/2055	392,547	381,704
Pool # FA3423, 6.00%, 11/1/2055	62,724,458	65,423,547
Pool # DF3947, 5.50%, 12/1/2055	248,728	252,893
Pool # DF5185, 5.50%, 12/1/2055	159,703	162,377
Pool # DF6528, 5.50%, 12/1/2055	2,357,905	2,399,532
Pool # DF6535, 5.50%, 12/1/2055	3,293,041	3,354,072
Pool # DF6613, 5.50%, 12/1/2055	997,721	1,017,766
Pool # DF6615, 5.50%, 12/1/2055	1,473,482	1,500,697
Pool # DF8733, 5.50%, 12/1/2055	748,728	761,268
Pool # DG0277, 5.50%, 12/1/2055	141,552	143,896
Pool # DF8756, 6.00%, 12/1/2055	449,624	464,973
Pool # DF0526, 5.50%, 1/1/2056	980,000	996,443
Pool # DF1408, 5.50%, 1/1/2056	739,322	753,028
Pool # DF1409, 5.50%, 1/1/2056	229,790	233,639
Pool # DF8198, 5.50%, 1/1/2056	119,892	122,189
Pool # DF8915, 5.50%, 1/1/2056	289,741	294,570
Pool # DF9067, 5.50%, 1/1/2056	5,715,103	5,809,835
Pool # DF9545, 5.50%, 1/1/2056	340,000	346,301
Pool # DF9558, 5.50%, 1/1/2056	110,000	112,068
Pool # DG2633, 5.50%, 1/1/2056	860,000	882,780
Pool # MA5945, 5.50%, 1/1/2056	103,751,200	105,494,676
Pool # CC1887, 6.00%, 1/1/2056	14,260,016	14,671,537
Pool # DE6957, 6.00%, 1/1/2056	3,494,831	3,597,795
Pool # DF9392, 6.00%, 1/1/2056	2,027,760	2,091,165
Pool # DF9394, 6.00%, 1/1/2056	2,706,923	2,791,152
Pool # DF9396, 6.00%, 1/1/2056	2,656,836	2,738,903
Pool # DF9400, 6.00%, 1/1/2056	2,407,571	2,478,933
Pool # DF9401, 6.00%, 1/1/2056	2,986,818	3,080,663
Pool # DF9403, 6.00%, 1/1/2056	887,002	917,481
Pool # DF9774, 6.00%, 1/1/2056	1,988,354	2,065,166
Pool # DF9784, 6.00%, 1/1/2056	489,591	503,195
Pool # DF9799, 6.00%, 1/1/2056	319,740	333,253
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	101

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DG0834, 6.00%, 1/1/2056	1,828,495	1,892,183
Pool # DF9405, 6.50%, 1/1/2056	659,018	689,905
Pool # DF9406, 6.50%, 1/1/2056	209,823	219,157
Pool # DF9407, 6.50%, 1/1/2056	209,761	218,653
Pool # DF9410, 6.50%, 1/1/2056	479,273	501,383
Pool # DF9411, 6.50%, 1/1/2056	394,478	413,794
Pool # DF9412, 6.50%, 1/1/2056	459,534	481,521
Pool # DF9759, 6.50%, 1/1/2056	589,517	625,162
Pool # DF9789, 6.50%, 1/1/2056	829,378	868,880
Pool # MA5947, 6.50%, 1/1/2056	20,405,229	21,196,943
Pool # DF6909, 7.00%, 1/1/2056	319,781	338,697
Pool # DF4315, 5.50%, 2/1/2056	350,000	355,847
Pool # DF6150, 5.50%, 2/1/2056	1,278,889	1,301,808
Pool # DF6154, 5.50%, 2/1/2056	1,450,000	1,479,354
Pool # DF9556, 5.50%, 2/1/2056	650,000	662,065
Pool # DG1432, 5.50%, 2/1/2056	1,208,866	1,232,378
Pool # DG1463, 5.50%, 2/1/2056	1,839,097	1,877,453
Pool # DG1477, 5.50%, 2/1/2056	649,940	664,866
Pool # DG1567, 5.50%, 2/1/2056	1,738,975	1,771,069
Pool # DG1571, 5.50%, 2/1/2056	1,209,091	1,235,099
Pool # DG1572, 5.50%, 2/1/2056	3,198,326	3,251,533
Pool # DG2562, 5.50%, 2/1/2056	1,490,000	1,520,742
Pool # DG2571, 5.50%, 2/1/2056	430,000	439,434
Pool # DG2878, 5.50%, 2/1/2056	260,000	265,605
Pool # DF6156, 6.00%, 2/1/2056	670,000	689,861
Pool # DF9402, 6.00%, 2/1/2056	1,057,642	1,094,540
Pool # DG0817, 6.00%, 2/1/2056	1,728,112	1,785,280
Pool # DG1435, 6.00%, 2/1/2056	1,689,112	1,742,392
Pool # DG1515, 6.00%, 2/1/2056	9,255,525	9,534,478
Pool # DG1582, 6.00%, 2/1/2056	999,539	1,031,243
Pool # DG1583, 6.00%, 2/1/2056	2,239,123	2,309,135
Pool # DG1585, 6.00%, 2/1/2056	1,389,571	1,432,813
Pool # DG1590, 6.00%, 2/1/2056	844,946	872,386
Pool # DG2582, 6.00%, 2/1/2056	1,690,000	1,740,096
Pool # DG2870, 6.00%, 2/1/2056	920,000	958,204
Pool # DG0818, 6.50%, 2/1/2056	1,459,048	1,524,874
Pool # DG1597, 6.50%, 2/1/2056	319,878	334,324
Pool # DG1598, 6.50%, 2/1/2056	229,886	241,229
Pool # DG2059, 6.50%, 2/1/2056	140,000	146,981
Pool # DG3689, 6.50%, 2/1/2056	480,000	502,933
Pool # DG3041, 5.50%, 3/1/2056	1,260,000	1,290,187
Pool # DG3660, 5.50%, 3/1/2056	490,000	502,914
Pool # DG3663, 5.50%, 3/1/2056	740,000	755,191
Pool # DG3668, 5.50%, 3/1/2056	890,000	911,819
Pool # DG3669, 5.50%, 3/1/2056	490,000	502,912
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DG3743, 5.50%, 3/1/2056	370,000	380,153
Pool # DG3747, 5.50%, 3/1/2056	830,000	849,878
Pool # DG4449, 5.50%, 3/1/2056	1,640,000	1,673,234
Pool # DG4457, 5.50%, 3/1/2056	370,000	378,217
Pool # DG4498, 5.50%, 3/1/2056	850,000	866,849
Pool # MA5998, 5.50%, 3/1/2056	6,230,000	6,334,217
Pool # DG3673, 6.00%, 3/1/2056	830,000	858,459
Pool # DG3682, 6.50%, 3/1/2056	390,000	409,100
Pool # DG3683, 6.50%, 3/1/2056	360,000	377,200
Pool # DG3684, 6.50%, 3/1/2056	360,000	375,789
Pool # DG3686, 6.50%, 3/1/2056	590,000	615,876
Pool # DG3688, 6.50%, 3/1/2056	790,000	824,646
Pool # DG3693, 6.50%, 3/1/2056	390,000	409,847
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	657,464
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,227,924
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,609,542
Pool # BS9607, 5.06%, 9/1/2030	162,000	169,602
Pool # BS9738, 4.97%, 10/1/2030	220,000	229,282
Pool # BS3390, 1.69%, 10/1/2031	1,260,182	1,131,143
Pool # BS3377, 1.72%, 10/1/2031	205,000	182,794
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,943,431
Pool # BS4294, 1.97%, 1/1/2034	800,000	691,859
Pool # BZ1211, 4.99%, 6/1/2034	840,000	887,089
Pool # BZ3537, 4.97%, 4/1/2035	2,648,911	2,783,275
GNMA II Pool # MB0697, ARM, 5.50%, 10/20/2055 (a)	9,877,844	10,130,044
GNMA II, 30 Year
Pool # 2644, 6.50%, 9/20/2028	120	125
Pool # DA9696, 6.50%, 4/20/2045	69,483	72,303
Pool # MA8151, 4.50%, 7/20/2052	23	23
Pool # MA8649, 6.00%, 2/20/2053	245,782	252,685
Pool # MA9109, 7.00%, 8/20/2053	597,440	620,472
Pool # CV8103, 6.00%, 9/20/2053	1,025,929	1,054,958
Pool # 786958, 6.00%, 10/20/2053	44,667,272	46,307,644
Pool # DA0555, 6.50%, 2/20/2054	794,308	834,286
Pool # 787307, 6.50%, 3/20/2054	1,830,004	1,922,110
Pool # DB1810, 6.50%, 3/20/2054	571,617	600,386
Pool # DB1811, 6.50%, 3/20/2054	284,805	299,138
Pool # DB1521, 6.00%, 4/20/2054	162,638	168,029
Pool # DB1161, 6.50%, 4/20/2054	504,335	529,719
Pool # DA9805, 6.50%, 5/20/2054	116,216	121,975
Pool # DB7176, 6.50%, 5/20/2054	162,703	171,590
Pool # MA9725, 5.50%, 6/20/2054	16,691,701	16,920,462
Pool # DB7182, 6.00%, 6/20/2054	83,598	86,064
Pool # DB9010, 6.00%, 6/20/2054	114,655	117,773
SEE NOTES TO FINANCIAL STATEMENTS.

102	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DC6423, 6.00%, 6/20/2054	331,079	342,054
Pool # DC6424, 6.00%, 6/20/2054	208,733	215,272
Pool # DC6462, 6.00%, 6/20/2054	259,439	268,117
Pool # DC6464, 6.00%, 6/20/2054	1,251,955	1,291,174
Pool # DC7762, 6.00%, 6/20/2054	1,414,111	1,458,410
Pool # CP4226, 6.50%, 6/20/2054	303,895	320,495
Pool # CZ1406, 6.50%, 6/20/2054	139,854	147,855
Pool # DA1016, 6.50%, 6/20/2054	148,045	156,515
Pool # DB7470, 6.50%, 6/20/2054	413,143	433,936
Pool # DC6270, 6.50%, 6/20/2054	312,669	329,747
Pool # DB7520, 6.00%, 7/20/2054	423,229	436,487
Pool # DC6650, 6.00%, 7/20/2054	1,257,314	1,296,701
Pool # DC8318, 6.00%, 7/20/2054	59,375	61,235
Pool # DC8319, 6.00%, 7/20/2054	97,804	100,868
Pool # DA1123, 6.50%, 7/20/2054	176,419	185,299
Pool # DB7614, 6.50%, 7/20/2054	73,391	77,085
Pool # DC4815, 6.50%, 7/20/2054	301,447	316,619
Pool # DC4824, 6.50%, 7/20/2054	827,374	869,016
Pool # DC6344, 6.50%, 7/20/2054	1,270,857	1,334,817
Pool # DC7719, 6.50%, 7/20/2054	70,906	74,475
Pool # DD0258, 6.50%, 7/20/2054	147,347	155,396
Pool # DD1474, 6.50%, 7/20/2054	1,496,702	1,572,036
Pool # DD7932, 6.50%, 7/20/2054	363,165	381,444
Pool # DD7934, 6.50%, 7/20/2054	143,858	151,098
Pool # DD7935, 6.50%, 7/20/2054	967,135	1,015,809
Pool # 787515, 6.00%, 8/20/2054	6,917,391	7,116,228
Pool # DE1862, 6.00%, 8/20/2054	2,726,848	2,812,271
Pool # 787524, 6.50%, 8/20/2054	9,220,253	9,741,083
Pool # 787526, 6.50%, 8/20/2054	9,457,198	9,948,187
Pool # 787527, 6.50%, 8/20/2054	8,348,703	8,803,977
Pool # 787528, 6.50%, 8/20/2054	12,094,078	12,714,467
Pool # DA1146, 6.50%, 8/20/2054	73,554	77,256
Pool # DA2943, 6.50%, 8/20/2054	614,713	646,394
Pool # DC5089, 6.50%, 8/20/2054	605,274	636,470
Pool # DC8297, 6.50%, 8/20/2054	237,074	249,451
Pool # DD0605, 6.50%, 8/20/2054	196,756	207,219
Pool # DD8028, 6.50%, 8/20/2054	86,574	91,265
Pool # DD8029, 6.50%, 8/20/2054	86,425	90,409
Pool # DD8031, 6.50%, 8/20/2054	42,280	44,408
Pool # DD8032, 6.50%, 8/20/2054	121,490	127,926
Pool # DD8033, 6.50%, 8/20/2054	35,220	37,085
Pool # DE0930, 6.50%, 8/20/2054	146,183	154,168
Pool # DE0931, 6.50%, 8/20/2054	97,617	102,949
Pool # DE0933, 6.50%, 8/20/2054	150,314	158,524
Pool # DE1872, 6.50%, 8/20/2054	2,457,983	2,581,697
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 787553, 6.00%, 9/20/2054	8,993,166	9,279,484
Pool # DE0971, 6.00%, 9/20/2054	67,968	70,097
Pool # DE4370, 6.00%, 9/20/2054	188,515	194,420
Pool # DE4373, 6.00%, 9/20/2054	203,087	209,449
Pool # DE6274, 6.00%, 9/20/2054	6,557,741	6,763,176
Pool # 787554, 6.50%, 9/20/2054	7,319,126	7,694,563
Pool # DE6368, 6.50%, 9/20/2054	583,195	611,478
Pool # 787593, 5.50%, 10/20/2054	9,869,432	10,086,610
Pool # 787595, 6.00%, 10/20/2054	26,454,366	27,330,799
Pool # 787596, 6.00%, 10/20/2054	27,583,022	28,564,281
Pool # DF5278, 6.00%, 10/20/2054	102,306	105,511
Pool # DF5283, 6.00%, 10/20/2054	916,584	945,299
Pool # DF5284, 6.00%, 10/20/2054	984,523	1,015,367
Pool # 787890, 6.00%, 11/20/2054	5,342,108	5,506,423
Pool # DF8119, 6.00%, 11/20/2054	7,218,483	7,444,619
Pool # DF8120, 6.00%, 11/20/2054	7,719,933	7,961,773
Pool # DG0986, 6.00%, 11/20/2054	61,942	64,371
Pool # DG1019, 6.00%, 11/20/2054	196,056	203,744
Pool # DG1038, 6.00%, 11/20/2054	47,932	49,811
Pool # DE0928, 6.00%, 12/20/2054	93,253	96,910
Pool # DF4458, 6.00%, 12/20/2054	223,290	232,046
Pool # DF4461, 6.00%, 12/20/2054	251,789	259,475
Pool # DF4477, 6.00%, 12/20/2054	382,781	397,792
Pool # DF8291, 6.00%, 12/20/2054	928,380	957,464
Pool # DG1004, 6.00%, 12/20/2054	283,033	294,133
Pool # DG1015, 6.00%, 12/20/2054	150,273	155,503
Pool # DG1018, 6.00%, 12/20/2054	254,751	264,754
Pool # DG1027, 6.00%, 12/20/2054	319,112	331,627
Pool # DG8794, 6.00%, 12/20/2054	85,369	88,721
Pool # DG8812, 6.00%, 12/20/2054	83,533	86,809
Pool # DG8826, 6.00%, 12/20/2054	94,780	98,497
Pool # DG8827, 6.00%, 1/20/2055	399,308	414,969
Pool # DG8828, 6.00%, 1/20/2055	122,621	126,189
Pool # DG8829, 6.00%, 1/20/2055	169,727	176,383
Pool # DG8840, 6.00%, 1/20/2055	123,917	128,783
Pool # DG8841, 6.00%, 1/20/2055	356,392	370,369
Pool # DG8842, 6.00%, 1/20/2055	100,222	103,138
Pool # DG8843, 6.00%, 1/20/2055	137,034	142,385
Pool # DG8871, 6.00%, 1/20/2055	85,482	88,839
Pool # 787839, 5.50%, 2/20/2055	52,045,156	52,872,832
Pool # 787892, 5.50%, 2/20/2055	21,305,634	21,838,194
Pool # 787885, 6.00%, 3/20/2055	31,446,022	32,431,147
Pool # 787933, 5.50%, 4/20/2055	48,863,347	49,640,419
Pool # 787935, 5.50%, 4/20/2055	9,972,051	10,209,986
Pool # 787936, 5.50%, 4/20/2055	16,386,228	16,835,828
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	103

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DI0238, 6.00%, 4/20/2055	1,152,792	1,182,078
Pool # 787987, 5.50%, 5/20/2055	26,857,582	27,510,074
Pool # 787943, 6.50%, 5/20/2055	7,857,013	8,315,365
Pool # 788063, 6.00%, 7/20/2055	11,360,544	11,716,444
Pool # 788132, 5.50%, 8/20/2055	54,447,045	55,696,697
Pool # MB0556, 5.50%, 8/20/2055	164,864,622	167,151,527
Pool # MB0558, 6.50%, 8/20/2055	6,019,049	6,260,804
Pool # DJ3220, 5.50%, 9/20/2055	5,575,573	5,707,293
Pool # MB0623, 5.50%, 9/20/2055	52,629,312	53,374,780
Pool # MB0624, 6.00%, 9/20/2055	31,448,525	32,146,624
Pool # DN0795, 5.50%, 10/20/2055	9,061,015	9,275,077
Pool # DN5662, 5.50%, 10/20/2055	3,025,909	3,097,395
Pool # DN5664, 5.50%, 10/20/2055	13,855,491	14,182,829
Pool # DN5666, 5.50%, 10/20/2055	4,745,679	4,857,798
Pool # DN5669, 5.50%, 10/20/2055	2,969,658	3,039,818
Pool # DN5665, 6.00%, 10/20/2055	7,698,800	7,939,190
Pool # DN5956, 6.00%, 10/20/2055	996,183	1,031,484
Pool # DN5961, 6.00%, 10/20/2055	995,196	1,028,344
Pool # DN5965, 6.00%, 10/20/2055	3,686,036	3,803,636
Pool # DN5970, 6.00%, 10/20/2055	3,598,449	3,704,227
Pool # DN5975, 6.00%, 10/20/2055	1,063,373	1,092,815
Pool # 788245, 6.50%, 10/20/2055	19,787,165	20,790,088
Pool # MB0688, 6.50%, 10/20/2055	36,067,870	37,535,079
Pool # MB0748, 6.50%, 11/20/2055	15,970,924	16,620,606
Pool # 788316, 5.50%, 12/20/2055	12,433,256	12,692,319
Pool # MB0814, 5.50%, 12/20/2055	199,039,854	202,181,845
Pool # 788314, 6.00%, 12/20/2055	6,285,708	6,481,210
Pool # 788315, 6.50%, 12/20/2055	9,379,320	9,844,621
Pool # MB0816, 6.50%, 12/20/2055	33,504,114	34,968,143
Pool # MB0872, 5.50%, 1/20/2056	149,700,539	152,126,835
Pool # 788375, 6.50%, 1/20/2056	37,990,816	39,870,019
GNMA II, Single Family, 30 Year TBA, 6.00%, 3/15/2056 (b)	174,380,000	177,877,986
Total Mortgage-Backed Securities (Cost $2,817,286,138)		2,830,298,937
Collateralized Mortgage Obligations — 18.0%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	1,200,000	1,206,844
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (c) (d)	10,620,000	10,663,160
Chase Home Lending Mortgage Trust Series 2025-DRT1, Class B3, 6.75%, 5/25/2056 (a) (c)	5,001,199	5,063,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.19%, 4/25/2046 (a)	134,750	120,250
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	4,314,984	4,242,492
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	6,934,841	6,904,327
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	3,378,291	3,331,333
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (e)	5,015,087	4,931,335
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (e)	6,074,787	5,943,571
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	8,761,222	8,841,825
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	12,877,955	13,002,871
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	13,332,541	13,857,561
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	16,687,171	17,137,725
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	19,245,000	19,962,291
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (e)	2,594,234	2,551,169
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (d)	187,892	188,464
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.03%, 6/25/2039 (a) (c)	4,610,120	4,671,437
Series 2019-R05, Class 1B1, 7.88%, 7/25/2039 (a) (c)	5,000,700	5,057,524
Series 2019-R06, Class 2B1, 7.53%, 9/25/2039 (a) (c)	2,595,510	2,633,724
Series 2019-R07, Class 1B1, 7.18%, 10/25/2039 (a) (c)	2,593,098	2,629,755
Series 2019-HRP1, Class B1, 13.03%, 11/25/2039 (a) (c)	17,982,556	18,900,328
Series 2020-R02, Class 2B1, 6.78%, 1/25/2040 (a) (c)	9,300,000	9,444,065
Series 2020-R01, Class 1B1, 7.03%, 1/25/2040 (a) (c)	6,800,000	6,921,439
Series 2021-R01, Class 1B1, 6.77%, 10/25/2041 (a) (c)	2,000,000	2,026,639
Series 2021-R02, Class 2M2, 5.67%, 11/25/2041 (a) (c)	4,215,372	4,228,509
SEE NOTES TO FINANCIAL STATEMENTS.

104	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-R02, Class 2B1, 6.97%, 11/25/2041 (a) (c)	64,000	65,025
Series 2021-R03, Class 1M2, 5.32%, 12/25/2041 (a) (c)	1,941,000	1,949,679
Series 2022-R03, Class 1B1, 9.92%, 3/25/2042 (a) (c)	5,660,000	5,968,438
Series 2022-R06, Class 1M2, 7.52%, 5/25/2042 (a) (c)	1,100,000	1,135,816
Series 2023-R02, Class 1M1, 5.97%, 1/25/2043 (a) (c)	176,377	180,794
Series 2023-R02, Class 1M2, 7.02%, 1/25/2043 (a) (c)	550,000	571,528
Series 2023-R02, Class 1B1, 9.22%, 1/25/2043 (a) (c)	350,000	374,754
Series 2023-R03, Class 2M2, 7.57%, 4/25/2043 (a) (c)	2,640,000	2,777,797
Series 2023-R04, Class 1M2, 7.22%, 5/25/2043 (a) (c)	500,000	523,555
Series 2023-R04, Class 1B1, 9.02%, 5/25/2043 (a) (c)	2,600,000	2,806,287
Series 2023-R06, Class 1M2, 6.37%, 7/25/2043 (a) (c)	680,000	697,971
Series 2023-R07, Class 2M2, 6.92%, 9/25/2043 (a) (c)	16,000,000	16,538,891
Series 2023-R07, Class 2B1, 8.17%, 9/25/2043 (a) (c)	5,000,000	5,340,692
Series 2023-R08, Class 1M2, 6.17%, 10/25/2043 (a) (c)	5,400,000	5,497,902
Series 2024-R01, Class 1M1, 4.72%, 1/25/2044 (a) (c)	2,863,964	2,864,852
Series 2024-R01, Class 1B1, 6.37%, 1/25/2044 (a) (c)	2,500,000	2,578,506
Series 2024-R02, Class 1M2, 5.47%, 2/25/2044 (a) (c)	460,000	462,443
Series 2024-R04, Class 1M2, 5.32%, 5/25/2044 (a) (c)	1,296,000	1,301,457
Series 2024-R05, Class 2M2, 5.37%, 7/25/2044 (a) (c)	420,000	420,790
Series 2024-R05, Class 2B1, 5.67%, 7/25/2044 (a) (c)	7,000,000	6,999,996
Series 2024-R06, Class 1M2, 5.27%, 9/25/2044 (a) (c)	4,442,722	4,449,639
Series 2025-R06, Class 1M2, 5.22%, 9/25/2045 (a) (c)	6,520,000	6,548,601
Series 2025-R06, Class 1B1, 5.52%, 9/25/2045 (a) (c)	2,830,000	2,867,280
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (c)	81,801	81,017
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 6.67%, 8/25/2033 (a) (c)	3,400,000	3,735,676
Series 2021-DNA2, Class B1, 7.07%, 8/25/2033 (a) (c)	6,600,000	7,330,620
Series 2021-HQA1, Class B2, 8.67%, 8/25/2033 (a) (c)	9,166,267	10,848,616
Series 2021-DNA2, Class B2, 9.67%, 8/25/2033 (a) (c)	18,622,782	23,232,891
Series 2021-DNA3, Class B2, 9.92%, 10/25/2033 (a) (c)	5,800,000	7,354,223
Series 2021-HQA2, Class B2, 9.12%, 12/25/2033 (a) (c)	9,090,000	10,991,665
Series 2021-DNA5, Class B2, 9.17%, 1/25/2034 (a) (c)	23,730,000	28,775,689
Series 2021-HQA3, Class B2, 9.92%, 9/25/2041 (a) (c)	500,000	512,500
Series 2021-DNA6, Class B2, 11.17%, 10/25/2041 (a) (c)	1,800,000	1,868,354
Series 2021-DNA7, Class B1, 7.32%, 11/25/2041 (a) (c)	8,386,000	8,547,216
Series 2022-DNA2, Class M2, 7.42%, 2/25/2042 (a) (c)	5,470,000	5,603,359
Series 2022-HQA1, Class B2, 14.67%, 3/25/2042 (a) (c)	5,600,000	6,128,528
Series 2022-DNA3, Class M1B, 6.57%, 4/25/2042 (a) (c)	500,000	510,315
Series 2022-DNA3, Class B1, 9.32%, 4/25/2042 (a) (c)	6,250,000	6,565,651
Series 2022-DNA3, Class B2, 13.42%, 4/25/2042 (a) (c)	7,000,000	7,609,697
Series 2022-DNA4, Class M1B, 7.02%, 5/25/2042 (a) (c)	6,000,000	6,168,780
Series 2022-DNA4, Class M2, 8.92%, 5/25/2042 (a) (c)	550,000	577,436
Series 2022-DNA5, Class M2, 10.42%, 6/25/2042 (a) (c)	6,000,000	6,421,860
Series 2022-HQA2, Class M2, 9.67%, 7/25/2042 (a) (c)	2,500,000	2,665,169
Series 2022-HQA3, Class M1B, 7.22%, 8/25/2042 (a) (c)	7,600,000	7,889,270
Series 2022-DNA6, Class M2, 9.42%, 9/25/2042 (a) (c)	3,000,000	3,206,488
Series 2023-DNA1, Class M1A, 5.77%, 3/25/2043 (a) (c)	284,768	287,795
Series 2023-DNA2, Class M1A, 5.77%, 4/25/2043 (a) (c)	658,991	667,994
Series 2023-DNA2, Class B1, 11.27%, 4/25/2043 (a) (c)	5,000,000	5,587,873
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	105

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-HQA2, Class M1B, 7.02%, 6/25/2043 (a) (c)	8,200,000	8,433,083
Series 2023-HQA2, Class M2, 7.52%, 6/25/2043 (a) (c)	9,800,000	10,288,906
Series 2024-DNA1, Class M2, 5.62%, 2/25/2044 (a) (c)	1,500,000	1,514,982
Series 2020-DNA5, Class B2, 15.17%, 10/25/2050 (a) (c)	38,601,608	53,688,919
Series 2020-DNA6, Class B2, 9.32%, 12/25/2050 (a) (c)	1,937,000	2,256,696
Series 2021-DNA1, Class B2, 8.42%, 1/25/2051 (a) (c)	1,585,000	1,774,523
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 8.93%, 10/25/2029 (a)	250,000	262,696
Series 2017-DNA3, Class B1, 8.23%, 3/25/2030 (a)	1,550,000	1,639,458
FHLMC, REMIC
Series 5607, Class KT, 4.25%, 11/15/2032	7,825,747	7,861,715
Series 5616, Class GB, 4.15%, 12/15/2032	8,144,795	8,158,885
Series 5558, Class BV, 5.50%, 5/25/2036	2,862,688	2,947,677
Series 5148, Class PZ, 2.50%, 10/25/2051	12,720,789	8,386,130
Series 5151, Class KZ, 2.50%, 10/25/2051	8,807,318	5,866,635
Series 5328, Class Z, 6.00%, 8/25/2053	4,668,828	4,915,523
Series 5338, Class AZ, 6.00%, 9/25/2053	4,645,600	4,891,773
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,121,062
Series 5413, Class KS, IF, IO, 2.18%, 5/25/2054 (a)	3,938,191	278,516
Series 5414, Class DZ, 6.00%, 5/25/2054	5,121,232	5,390,127
Series 5442, Class HZ, 6.00%, 8/25/2054	5,496,993	5,791,284
Series 5495, Class SC, IF, IO, 2.28%, 1/25/2055 (a)	34,887,254	2,334,355
Series 5509, Class SA, IF, IO, 2.08%, 2/25/2055 (a)	19,781,971	1,074,675
Series 5508, Class SN, IF, IO, 2.18%, 2/25/2055 (a)	12,601,369	683,502
Series 5520, Class SD, IF, IO, 2.21%, 3/25/2055 (a)	17,183,480	1,123,734
Series 5520, Class SE, IF, IO, 2.21%, 3/25/2055 (a)	8,160,570	479,534
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 5516, Class BZ, 5.50%, 3/25/2055	2,429,738	2,474,770
Series 5517, Class AL, 6.00%, 3/25/2055	4,473,567	4,711,303
Series 5528, Class SA, IF, IO, 2.31%, 4/25/2055 (a)	18,060,817	969,888
Series 5549, Class SA, IF, IO, 2.08%, 6/25/2055 (a)	20,241,122	1,289,384
Series 5580, Class Z, 5.00%, 6/25/2055	2,153,050	2,128,484
Series 5562, Class Z, 6.00%, 7/25/2055	1,540,884	1,534,159
Series 5565, Class SA, IF, IO, 2.18%, 8/25/2055 (a)	24,341,060	1,626,908
Series 5565, Class AZ, 5.00%, 8/25/2055	1,081,010	1,022,072
Series 5564, Class PZ, 6.00%, 8/25/2055	8,386,072	8,309,969
Series 5565, Class ZU, 6.00%, 8/25/2055	1,664,599	1,653,503
Series 5578, Class ZC, 6.00%, 9/25/2055	6,281,341	6,262,962
Series 5580, Class UZ, 6.00%, 9/25/2055	206,222	205,304
Series 5587, Class ZU, 6.00%, 10/25/2055	144,656	144,063
Series 5601, Class S, IF, IO, 2.28%, 11/25/2055 (a)	101,272,275	6,921,666
Series 5613, Class S, IF, IO, 2.38%, 1/25/2056 (a)	29,837,506	2,193,239
Series 5613, Class ZG, 5.50%, 1/25/2056	6,300,964	6,288,212
Series 5623, Class ZA, 5.50%, 2/25/2056	10,094,831	10,044,575
Series 5632, Class UZ, 5.50%, 2/25/2056	17,816,666	17,592,832
Series 5633, Class ZC, 5.50%, 2/25/2056	11,418,449	11,228,774
Series 5633, Class ZG, 5.50%, 2/25/2056	12,899,528	12,649,478
FNMA, Connecticut Avenue Securities
Series 2016-C04, Class 1B, 14.03%, 1/25/2029 (a)	15,659,150	16,178,896
Series 2017-C02, Class 2B1, 9.28%, 9/25/2029 (a)	2,120,000	2,227,993
Series 2017-C05, Class 1B1, 7.38%, 1/25/2030 (a)	1,090,558	1,133,906
Series 2017-C06, Class 1B1, 7.93%, 2/25/2030 (a)	450,000	472,715
Series 2018-C03, Class 1B1, 7.53%, 10/25/2030 (a)	3,647,000	3,877,266
SEE NOTES TO FINANCIAL STATEMENTS.

106	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 2025-78, Class BV, 5.50%, 8/25/2036	3,863,241	3,992,782
Series 2012-71, Class YF, 4.13%, 4/25/2041 (a)	8,276	8,274
Series 2014-73, Class CZ, 3.00%, 11/25/2044	6,436,630	6,025,464
Series 2023-28, Class EZ, 6.00%, 7/25/2053	2,346,086	2,463,286
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,692,172	4,949,621
Series 2023-34, Class LZ, 6.00%, 8/25/2053	2,918,018	3,100,505
Series 2024-25, Class ZA, 6.00%, 9/25/2053	2,120,347	2,231,226
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,985,761	3,064,937
Series 2024-20, Class MS, IF, IO, 2.28%, 5/25/2054 (a)	5,863,405	404,707
Series 2024-58, Class BS, IF, IO, 2.18%, 8/25/2054 (a)	5,139,465	305,744
Series 2025-98, Class UZ, 6.00%, 8/25/2054	6,060,981	6,106,054
Series 2024-95, Class SE, IF, IO, 2.23%, 12/25/2054 (a)	7,017,237	460,474
Series 2024-92, Class SH, IF, IO, 2.28%, 12/25/2054 (a)	4,619,217	344,622
Series 2024-95, Class KL, 5.50%, 12/25/2054	5,463,569	5,576,403
Series 2024-105, Class SH, IF, IO, 2.18%, 1/25/2055 (a)	18,424,297	1,271,641
Series 2025-7, Class SE, IF, IO, 2.18%, 2/25/2055 (a)	5,402,024	375,284
Series 2025-11, Class SB, IF, IO, 2.23%, 3/25/2055 (a)	7,110,613	534,459
Series 2025-24, Class SC, IF, IO, 2.26%, 4/25/2055 (a)	10,735,731	719,865
Series 2025-47, Class SM, IF, IO, 2.13%, 6/25/2055 (a)	54,169,974	3,565,321
Series 2025-55, Class SG, IF, IO, 2.23%, 7/25/2055 (a)	25,333,065	1,553,548
Series 2025-55, Class SC, IF, IO, 2.75%, 7/25/2055 (a)	17,475,827	1,270,325
Series 2025-55, Class UN, 5.00%, 7/25/2055	4,213,524	4,208,103
Series 2025-57, Class Z, 6.00%, 7/25/2055	1,431,139	1,435,342
Series 2025-66, Class SL, IF, IO, 2.13%, 8/25/2055 (a)	21,467,897	1,398,906
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-69, Class Z, 6.00%, 8/25/2055	6,340,093	6,354,969
Series 2025-73, Class Z, 6.00%, 9/25/2055	4,345,807	4,364,844
Series 2025-74, Class ZA, 6.00%, 9/25/2055	2,246,656	2,332,597
Series 2025-89, Class ZB, 6.00%, 10/25/2055	3,877,667	3,889,674
Series 2025-106, Class KZ, 5.50%, 12/25/2055	4,249,957	4,234,093
Series 2025-106, Class UZ, 5.50%, 12/25/2055	2,039,285	2,034,606
Series 2026-5, Class ZY, 5.00%, 2/25/2056	1,121,901	1,111,936
Series 2026-11, Class SB, IF, 3.90%, 3/25/2056 (a)	2,190,000	1,888,875
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (c) (d)	2,933,550	2,959,925
GNMA
Series 2014-181, Class SL, IF, IO, 1.82%, 12/20/2044 (a)	379,211	41,104
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	764,978	135,074
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,122,688	185,975
Series 2023-55, Class IE, IO, 2.50%, 7/20/2051	7,467,120	1,078,031
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	121,030	21,339
Series 2021-160, Class IE, IO, 2.50%, 9/20/2051	22,108,617	3,265,036
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,436,311	416,820
Series 2025-171, Class MT, 5.25%, 4/20/2052	4,000,000	4,063,374
Series 2023-67, Class DZ, 5.50%, 5/20/2053	4,535,254	4,637,421
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	322,478
Series 2023-113, Class SJ, IF, IO, 2.04%, 8/20/2053 (a)	5,252,932	288,394
Series 2023-113, Class GZ, 5.50%, 8/20/2053	1,446,239	1,496,643
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,294,083	2,297,613
Series 2024-1, Class MS, IF, IO, 2.19%, 1/20/2054 (a)	9,541,151	604,431
Series 2024-30, Class SC, IF, IO, 2.79%, 2/20/2054 (a)	3,823,445	341,253
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	107

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	247,109
Series 2025-44, Class GZ, 6.00%, 2/20/2054	5,704,537	5,992,318
Series 2024-64, Class SV, IF, IO, 1.59%, 4/20/2054 (a)	6,575,050	321,032
Series 2024-79, Class CS, IF, IO, 1.59%, 5/20/2054 (a)	9,854,990	465,882
Series 2024-79, Class BS, IF, IO, 3.59%, 5/20/2054 (a)	4,815,589	502,026
Series 2024-110, Class SC, IF, IO, 2.34%, 7/20/2054 (a)	4,091,651	279,990
Series 2024-112, Class SA, IF, IO, 2.94%, 7/20/2054 (a)	3,564,296	264,849
Series 2024-110, Class AS, IF, IO, 2.99%, 7/20/2054 (a)	3,314,740	297,359
Series 2024-126, Class HS, IF, IO, 2.29%, 8/20/2054 (a)	3,866,982	253,106
Series 2024-126, Class JS, IF, IO, 2.29%, 8/20/2054 (a)	12,408,664	665,127
Series 2024-134, Class SE, IF, IO, 2.29%, 8/20/2054 (a)	9,052,728	517,185
Series 2024-127, Class SE, IF, IO, 2.34%, 8/20/2054 (a)	4,992,846	341,920
Series 2024-126, Class AS, IF, IO, 2.99%, 8/20/2054 (a)	4,006,877	376,386
Series 2024-128, Class SA, IF, IO, 2.99%, 8/20/2054 (a)	6,139,705	579,627
Series 2024-151, Class JS, IF, IO, 2.95%, 9/20/2054 (a)	3,940,374	347,751
Series 2024-159, Class AS, IF, IO, 2.44%, 10/20/2054 (a)	3,247,184	246,760
Series 2024-190, Class CS, IF, IO, 2.34%, 11/20/2054 (a)	4,176,066	285,155
Series 2025-156, Class BZ, 4.50%, 11/20/2054	815,113	763,848
Series 2024-204, Class SB, IF, IO, 2.35%, 12/20/2054 (a)	7,184,270	551,057
Series 2025-156, Class Z, 4.50%, 12/20/2054	7,132,238	6,769,547
Series 2025-89, Class JY, 5.00%, 12/20/2054	1,700,000	1,681,390
Series 2025-1, Class KS, IF, IO, 1.54%, 1/20/2055 (a)	8,723,784	448,642
Series 2025-1, Class SU, IF, IO, 1.54%, 1/20/2055 (a)	8,378,361	366,251
Series 2025-1, Class SV, IF, IO, 2.24%, 1/20/2055 (a)	8,662,585	496,967
Series 2025-7, Class SG, IF, IO, 2.29%, 1/20/2055 (a)	16,536,087	1,004,673
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-7, Class QS, IF, IO, 2.79%, 1/20/2055 (a)	3,329,114	235,104
Series 2025-1, Class SL, IF, IO, 2.94%, 1/20/2055 (a)	3,867,216	332,487
Series 2025-7, Class SL, IF, IO, 2.94%, 1/20/2055 (a)	4,133,210	306,050
Series 2025-89, Class DY, 5.25%, 1/20/2055	2,408,529	2,415,920
Series 2025-1, Class BL, 6.00%, 1/20/2055	1,400,000	1,475,538
Series 2025-22, Class AS, IF, IO, 2.29%, 2/20/2055 (a)	13,621,431	829,709
Series 2025-23, Class SE, IF, IO, 2.29%, 2/20/2055 (a)	6,217,274	385,993
Series 2025-23, Class SL, IF, IO, 2.29%, 2/20/2055 (a)	9,535,452	569,602
Series 2025-25, Class HS, IF, IO, 2.29%, 2/20/2055 (a)	13,966,189	847,996
Series 2025-22, Class GS, IF, IO, 2.89%, 2/20/2055 (a)	9,704,523	811,944
Series 2025-25, Class BS, IF, IO, 2.89%, 2/20/2055 (a)	17,753,092	1,541,890
Series 2025-25, Class SB, IF, IO, 2.89%, 2/20/2055 (a)	17,507,977	1,353,286
Series 2025-30, Class SC, IF, IO, 2.89%, 2/20/2055 (a)	10,135,065	816,962
Series 2025-25, Class ZN, 7.00%, 2/20/2055	1,165,910	1,290,994
Series 2025-41, Class AS, IF, IO, 1.64%, 3/20/2055 (a)	16,208,009	867,060
Series 2025-41, Class BS, IF, IO, 1.64%, 3/20/2055 (a)	43,191,211	1,825,131
Series 2025-51, Class SH, IF, IO, 2.29%, 3/20/2055 (a)	12,661,018	757,176
Series 2025-51, Class SA, IF, IO, 2.34%, 3/20/2055 (a)	43,342,503	2,933,806
Series 2025-41, Class ES, IF, IO, 3.54%, 3/20/2055 (a)	4,580,808	483,449
Series 2025-41, Class SE, IF, IO, 3.54%, 3/20/2055 (a)	6,443,535	677,466
Series 2025-60, Class ZC, 5.00%, 3/20/2055	12,799,296	12,651,343
Series 2025-139, Class B, 5.50%, 3/20/2055	5,500,000	5,587,565
Series 2025-69, Class SW, IF, IO, 1.47%, 4/20/2055 (a)	11,675,819	448,316
Series 2025-69, Class SX, IF, IO, 1.47%, 4/20/2055 (a)	28,764,075	1,269,632
Series 2025-70, Class SD, IF, IO, 1.49%, 4/20/2055 (a)	57,347,946	3,091,783
SEE NOTES TO FINANCIAL STATEMENTS.

108	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-65, Class SL, IF, IO, 2.19%, 4/20/2055 (a)	65,656,875	4,251,499
Series 2025-69, Class SK, IF, IO, 2.79%, 4/20/2055 (a)	25,947,430	2,126,073
Series 2025-156, Class CZ, 5.00%, 4/20/2055	1,408,991	1,377,583
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,630,118	2,598,715
Series 2025-70, Class EZ, 5.00%, 4/20/2055	4,461,281	4,342,915
Series 2025-105, Class PA, 7.00%, 4/20/2055	1,458,152	1,515,042
Series 2025-89, Class SP, IF, IO, 1.44%, 5/20/2055 (a)	22,425,657	976,967
Series 2025-84, Class SQ, IF, IO, 1.49%, 5/20/2055 (a)	29,157,338	1,135,498
Series 2025-89, Class SC, IF, IO, 2.79%, 5/20/2055 (a)	9,376,300	802,854
Series 2025-89, Class SE, IF, IO, 2.79%, 5/20/2055 (a)	18,480,598	1,473,763
Series 2025-79, Class HS, IF, IO, 2.89%, 5/20/2055 (a)	5,450,222	454,177
Series 2025-139, Class ZB, 5.25%, 5/20/2055	1,540,769	1,469,842
Series 2025-100, Class SA, IF, IO, 2.19%, 6/20/2055 (a)	32,259,388	2,073,150
Series 2025-105, Class SD, IF, IO, 2.19%, 6/20/2055 (a)	56,592,520	3,546,863
Series 2025-97, Class SE, IF, IO, 2.24%, 6/20/2055 (a)	26,872,695	1,791,374
Series 2025-105, Class PZ, 5.00%, 6/20/2055	2,368,490	2,281,147
Series 2025-124, Class CS, IF, IO, 1.54%, 7/20/2055 (a)	7,926,275	343,350
Series 2025-124, Class SE, IF, IO, 2.19%, 7/20/2055 (a)	62,630,575	3,946,803
Series 2025-127, Class SH, IF, IO, 2.88%, 7/20/2055 (a)	8,686,422	674,033
Series 2025-127, Class PZ, 6.00%, 7/20/2055	6,753,295	6,748,890
Series 2025-120, Class SH, IF, 7.95%, 7/20/2055 (a)	4,055,079	4,459,856
Series 2025-120, Class SJ, IF, 8.02%, 7/20/2055 (a)	4,026,114	4,438,335
Series 2025-139, Class SU, IF, IO, 1.64%, 8/20/2055 (a)	48,911,190	2,369,405
Series 2025-139, Class JS, IF, IO, 2.89%, 8/20/2055 (a)	22,125,717	1,843,468
Series 2025-132, Class MZ, 5.00%, 8/20/2055	1,332,840	1,265,353
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-139, Class UC, 6.00%, 8/20/2055	1,928,499	1,926,022
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	5,765,133	5,681,116
Series 2025-135, Class SE, IF, 8.02%, 8/20/2055 (a)	7,498,077	8,264,870
Series 2025-152, Class SA, IF, IO, 2.24%, 9/20/2055 (a)	19,861,165	1,183,966
Series 2025-152, Class SH, IF, IO, 2.24%, 9/20/2055 (a)	25,434,662	1,518,103
Series 2025-156, Class JL, 5.00%, 9/20/2055	10,500,000	10,562,016
Series 2025-156, Class PA, 6.50%, 9/20/2055	13,038,869	13,392,839
Series 2025-156, Class UZ, 6.50%, 9/20/2055	1,323,609	1,322,399
Series 2025-172, Class PZ, 6.00%, 10/20/2055	12,186,386	12,185,450
Series 2025-175, Class AZ, 6.00%, 10/20/2055	5,612,923	5,615,162
Series 2025-175, Class BZ, 6.00%, 10/20/2055	5,631,993	5,631,862
Series 2025-192, Class ZU, 4.50%, 11/20/2055	6,389,986	6,322,087
Series 2025-196, Class LZ, 5.50%, 11/20/2055	9,241,508	9,128,712
Series 2025-207, Class CZ, 5.50%, 11/20/2055	477,805	476,052
Series 2025-208, Class ZG, 4.50%, 12/20/2055	13,995,635	13,608,206
Series 2025-204, Class PZ, 5.50%, 12/20/2055	4,527,245	4,522,249
Series 2025-211, Class UZ, 5.50%, 12/20/2055	9,988,861	9,986,014
Series 2025-211, Class CP, 6.50%, 12/20/2055	35,038,381	35,695,143
Series 2026-2, Class KS, IF, IO, 1.89%, 1/20/2056 (a)	57,510,944	4,217,203
Series 2026-2, Class AZ, 4.50%, 1/20/2056	8,120,337	7,802,244
Series 2026-2, Class GZ, 4.50%, 1/20/2056	13,560,662	12,968,532
Series 2026-2, Class UZ, 4.50%, 1/20/2056	2,043,873	1,953,941
Series 2026-25, Class ZB, 4.50%, 1/20/2056	4,295,678	4,139,960
Series 2026-4, Class JZ, 4.50%, 1/20/2056	8,048,285	7,726,642
Series 2026-3, Class ZH, 5.50%, 1/20/2056	11,809,970	11,788,242
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	109

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-24, Class SB, IF, IO, 2.01%, 2/20/2056 (a)	134,648,670	9,151,902
Series 2026-24, Class DS, IF, IO, 2.04%, 2/20/2056 (a)	72,532,984	5,972,638
Series 2026-24, Class BZ, 4.50%, 2/20/2056	1,632,000	1,562,640
Series 2026-24, Class DZ, 4.50%, 2/20/2056	2,520,000	2,373,525
Series 2026-25, Class ZH, 5.50%, 2/20/2056	11,207,723	11,116,660
Series 2026-30, Class DZ, 5.50%, 2/20/2056	4,304,326	4,274,734
Series 2026-23, Class A, 4.50%, 1/16/2060 (b)	52,000,000	51,654,688
Series 2026-23, Class AC, 5.00%, 11/16/2067 (a)	18,960,000	19,728,769
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 2/25/2066 (c) (d)	4,915,193	4,936,179
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	2,176,307	2,212,577
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	10,589,338	10,765,820
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	22,295,895	22,625,117
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (c) (d)	750,000	750,267
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (d)	1,600,000	1,607,012
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (d)	2,360,000	2,375,312
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (d)	2,516,000	2,526,580
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (d)	1,017,294	1,023,155
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	1,263,000	1,265,430
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	2,221,000	2,238,988
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	1,000,000	1,009,409
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.81%, 7/16/2030 (a) (c)	4,000,000	4,030,707
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (d)	6,845,000	6,885,570
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (c) (d)	5,890,895	5,900,947
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (c)	72,343	68,347
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (c) (d)	7,715,163	7,776,893
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (c)	188,977	178,624
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (c)	126,402	121,927
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	5,295,747	5,362,241
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	5,717,886	5,764,730
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (c) (d)	14,626,759	14,687,790
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (c) (d)	18,924,862	18,947,226
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (c)	1,850,000	1,869,591
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (d)	6,335,268	6,453,719
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	5,045,231	5,081,348
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (d)	624,799	624,928
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (c) (d)	383,157	382,579
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (d)	389,368	392,529
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (d)	193,498	194,246
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (d)	5,626,317	5,685,917
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (d)	2,889,155	2,918,693
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (d)	15,240,079	15,284,419
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (d)	4,476,835	4,481,186
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	13,567,460	13,793,575
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	3,871,114	3,952,469
SEE NOTES TO FINANCIAL STATEMENTS.

110	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	6,866,130	7,010,429
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (a) (c)	9,582,316	9,699,479
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (c)	25,450,000	25,762,160
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	2,842,520	2,889,893
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	20,713,319	20,977,745
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (d)	1,766,802	1,766,562
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (d)	1,364,406	1,365,438
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (d)	2,000,000	2,019,166
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (d)	1,766,028	1,767,761
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (d)	1,667,280	1,637,942
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (c) (d)	3,367,255	3,383,919
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	6,550,632	6,647,359
STACR Trust
Series 2018-HRP2, Class B1, 7.98%, 2/25/2047 (a) (c)	600,000	647,221
Series 2018-HRP2, Class B2, 14.28%, 2/25/2047 (a) (c)	2,290,000	2,780,853
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	250,000	220,386
Toorak Mortgage Trust
Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (d)	2,800,000	2,818,423
Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (c) (d)	1,846,454	1,848,661
Towd Point Mortgage Trust Series 2019-HY1, Class M2, 5.79%, 10/25/2048 (a) (c)	4,020,000	4,239,263
Verus Securitization Trust
Series 2023-2, Class A1, 6.19%, 3/25/2068 (c) (d)	319,412	318,519
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (d)	432,592	432,317
Total Collateralized Mortgage Obligations (Cost $1,491,393,887)		1,492,637,231
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 16.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.14%, 8/10/2035 (a) (c)	935,000	878,900
Aventura Mall Trust Series 2018-AVM, Class A, 4.11%, 7/5/2040 (a) (c)	2,220,000	2,210,920
BAML RCAP Frn 8.00%, 10/25/2027 ‡	5,000,000	5,000,000
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.20%, 9/15/2048 (a)	2,925,000	2,684,839
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (c)	3,000,000	2,065,976
BANK
Series 2022-BNK39, Class XA, IO, 0.41%, 2/15/2055 (a)	7,991,768	170,528
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (a)	1,500,000	1,123,779
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	700,000	413,109
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (a)	4,059,911	259,685
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	320,000	219,214
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	4,121,809
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	5,800,000	6,014,847
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,793,402	6,025,315
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	865,987
BBCMS Mortgage Trust
Series 2017-C1, Class D, 3.55%, 2/15/2050 (a) (c)	2,400,000	1,758,532
Series 2021-C11, Class XB, IO, 0.95%, 9/15/2054 (a)	4,500,000	216,309
Series 2022-C17, Class XA, IO, 1.15%, 9/15/2055 (a)	46,962,292	2,862,812
Series 2023-C20, Class XA, IO, 0.86%, 7/15/2056 (a)	13,117,047	604,044
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (a)	1,350,000	1,471,530
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	2,900,000	3,277,892
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	4,350,000	4,612,904
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	111

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2018-B1, Class C, 4.20%, 1/15/2051 (a)	5,200,000	4,303,682
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (a)	2,300,000	2,245,097
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (a)	1,000,000	999,417
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	1,240,000	846,638
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	775,653
Series 2022-B33, Class A5, 3.46%, 3/15/2055 (a)	800,000	757,938
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (a)	800,000	794,831
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (a)	604,000	651,879
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	4,000,000	4,234,961
Series 2023-B39, Class XA, IO, 0.57%, 7/15/2056 (a)	118,046,469	4,070,903
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	200,000	209,380
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	459,492
Series 2024-V5, Class C, 6.97%, 1/10/2057 (a)	300,000	311,363
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,493,018
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (a)	27,390,000	1,490,495
Series 2019-B10, Class B, 4.18%, 3/15/2062 (a)	1,418,000	1,291,813
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.51%, 8/15/2042 (a) (c)	6,483,000	6,523,568
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	3,600,000	3,816,927
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (c)	5,000,000	3,750,449
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.46%, 2/17/2055 (a)	49,116,960	1,032,252
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,740,374
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	6,280,000	6,579,360
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (a)	3,310,000	3,541,704
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,630,225
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,517,494
Series 2024-5C3, Class C, 6.86%, 2/15/2057 (a)	700,000	720,962
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	8,300,000	8,844,684
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (a)	26,945,305	1,659,618
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,847,317
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	4,040,540
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (a)	79,684,930	3,861,277
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (c)	19,938,132	614,152
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	1,400,000	1,462,125
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	300,000	309,868
Series 2025-5C11, Class XA, IO, 1.11%, 7/15/2058 (a)	75,681,050	3,316,639
Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (a)	23,480,000	1,932,427
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 4.50%, 10/15/2036 (a) (c)	148,759	148,712
Series 2021-ACNT, Class A, 4.62%, 11/15/2038 (a) (c)	634,995	634,797
Series 2024-MF, Class A, 5.10%, 2/15/2039 (a) (c)	1,744,345	1,744,345
Series 2024-MF, Class B, 5.35%, 2/15/2039 (a) (c)	708,364	708,585
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (c)	3,587,000	3,670,522
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (c)	3,400,000	3,487,427
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (c)	11,340,000	11,530,311
BX Trust Series 2022-LBA6, Class A, 4.66%, 1/15/2039 (a) (c)	155,000	155,085
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	674,000	489,893
SEE NOTES TO FINANCIAL STATEMENTS.

112	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
CD Mortgage Trust
Series 2016-CD2, Class C, 3.96%, 11/10/2049 (a)	290,000	170,098
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	16,076,138	15,723,217
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	885,509
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	2,000,000	1,771,632
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (a)	1,362,417	1,337,080
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (a)	1,750,000	1,664,161
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (a)	2,080,000	1,959,302
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	3,800,000	2,271,208
CFCRE Commercial Mortgage Trust Series 2016-C6, Class C, 4.15%, 11/10/2049 (a)	1,000,000	909,181
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	6,500,000	5,762,446
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (a)	918,122	895,169
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	4,000,000	2,690,080
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	16,100	15,737
Series 2016-GC36, Class B, 4.66%, 2/10/2049 (a)	4,674,000	4,450,583
Series 2016-GC36, Class C, 4.66%, 2/10/2049 (a)	1,500,000	1,317,585
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,630,000	1,565,856
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500,000	1,175,400
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	3,000,000	2,205,541
Series 2017-P8, Class C, 4.25%, 9/15/2050 (a)	1,254,000	1,024,348
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (a)	1,000,000	987,161
Series 2018-C5, Class XA, IO, 0.66%, 6/10/2051 (a)	1,433,639	18,695
Series 2018-C6, Class XA, IO, 0.76%, 11/10/2051 (a)	1,995,965	36,064
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	2,187,150
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-C7, Class XA, IO, 0.81%, 12/15/2072 (a)	19,551,212	541,686
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (c)	1,408,820	1,430,623
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	1,123,214	1,148,906
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	1,224,000	1,261,092
Series 2015-DC1, Class B, 4.03%, 2/10/2048 (a)	8,160,000	7,797,696
Series 2016-COR1, Class AM, 3.49%, 10/10/2049	2,449,000	2,395,123
Series 2015-PC1, Class D, 4.41%, 7/10/2050 (a)	4,725,000	3,921,750
Series 2018-COR3, Class B, 4.54%, 5/10/2051 (a)	800,000	697,370
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.60%, 2/10/2047 (a)	2,967,820	2,912,470
Series 2014-CR15, Class C, 3.93%, 2/10/2047 (a)	1,000,000	966,166
Series 2014-CR19, Class E, 3.95%, 8/10/2047 (a) (c)	1,370,863	1,322,869
Series 2014-UBS5, Class C, 4.79%, 9/10/2047 (a)	2,300,000	2,139,224
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	4,410,000	3,246,818
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	7,817,000	7,328,516
Series 2015-CR22, Class D, 3.69%, 3/10/2048 (a) (c)	2,000,000	1,580,040
Series 2015-LC23, Class E, 3.68%, 10/10/2048 (a) (c)	3,000,000	2,430,270
Series 2016-COR1, Class C, 4.32%, 10/10/2049 (a)	7,875,000	6,785,966
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class D, 3.13%, 8/15/2048 (a)	1,747,000	1,312,870
Series 2015-C3, Class C, 4.13%, 8/15/2048 (a)	1,215,000	1,124,482
Series 2016-C6, Class D, 4.89%, 1/15/2049 (a) (c)	2,338,000	1,992,340
Series 2018-C14, Class C, 4.88%, 11/15/2051 (a)	4,000,000	3,626,253
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (c)	2,005,000	1,507,780
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (a)	57,333,424	2,295,447
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	113

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	5,200,000	2,673,153
Series 2020-C19, Class E, 2.50%, 3/15/2053 (c)	2,000,000	721,953
Series 2020-C19, Class C, 3.61%, 3/15/2053 (a)	2,750,000	1,758,810
Series 2015-C2, Class C, 4.23%, 6/15/2057 (a)	2,135,777	2,039,688
Series 2015-C2, Class D, 4.23%, 6/15/2057 (a)	6,852,000	6,016,810
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	400,000	382,814
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (c)	1,885,000	1,892,269
FHLMC
Series 2025-MN11, Class M1, 5.32%, 7/25/2045 (a) (c)	2,470,390	2,469,812
Series 2025-MN11, Class M2, 6.32%, 7/25/2045 (a) (c)	3,000,000	2,998,408
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.17%, 7/25/2041 (a) (c)	200,000	200,003
Series 2023-MN6, Class M2, 10.42%, 5/25/2043 (a) (c)	5,000,000	5,692,994
Series 2023-MN7, Class M1, 7.27%, 9/25/2043 (a) (c)	1,590,685	1,596,231
Series 2023-MN7, Class M2, 9.37%, 9/25/2043 (a) (c)	5,348,000	5,733,743
Series 2023-MN7, Class B1, 12.52%, 9/25/2043 (a) (c)	1,750,000	2,026,727
Series 2024-MN8, Class M1, 6.52%, 5/25/2044 (a) (c)	10,629,344	10,694,428
Series 2024-MN8, Class M2, 7.92%, 5/25/2044 (a) (c)	2,500,000	2,602,907
Series 2024-MN8, Class B1, 11.02%, 5/25/2044 (a) (c)	2,900,000	3,382,936
Series 2024-MN9, Class M1, 6.12%, 10/25/2044 (a) (c)	10,534,003	10,622,946
Series 2024-MN9, Class M2, 6.92%, 10/25/2044 (a) (c)	7,100,000	7,208,633
Series 2024-MN9, Class B1, 9.67%, 10/25/2044 (a) (c)	500,000	529,807
Series 2025-MN10, Class M1, 5.72%, 2/25/2045 (a) (c)	3,760,983	3,727,267
Series 2025-MN10, Class M2, 6.52%, 2/25/2045 (a) (c)	1,500,000	1,507,518
Series 2025-MN10, Class B1, 8.62%, 2/25/2045 (a) (c)	180,000	182,222
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-MN11, Class B1, 8.07%, 7/25/2045 (a) (c)	2,700,000	2,698,659
Series 2021-MN1, Class M1, 5.67%, 1/25/2051 (a) (c)	260,945	260,416
Series 2021-MN1, Class M2, 7.42%, 1/25/2051 (a) (c)	3,000,000	3,112,989
Series 2021-MN3, Class M2, 7.67%, 11/25/2051 (a) (c)	8,700,000	9,003,827
Series 2021-MN3, Class B1, 10.52%, 11/25/2051 (a) (c)	1,750,000	1,852,037
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (a)	2,000,000	45,259
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (a)	2,000,000	79,658
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (a)	50,250,000	3,748,600
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	2,500,000	321,273
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	5,600,000	357,587
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (a)	18,000,000	3,614,947
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.17%, 5/25/2052 (a) (c)	3,000,000	3,301,257
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class X1, IO, 0.61%, 10/25/2026 (a)	43,337,005	107,051
Series K738, Class X1, IO, 1.48%, 1/25/2027 (a)	40,801,573	368,916
Series K064, Class X1, IO, 0.58%, 3/25/2027 (a)	9,922,875	46,075
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (a)	33,747,384	281,936
Series K068, Class X1, IO, 0.40%, 8/25/2027 (a)	615,602	3,369
Series K740, Class X1, IO, 0.72%, 9/25/2027 (a)	17,439,678	156,798
Series K072, Class X1, IO, 0.36%, 12/25/2027 (a)	14,409,299	87,096
Series K742, Class X1, IO, 0.76%, 3/25/2028 (a)	2,053,857	21,853
Series K742, Class X3, IO, 2.59%, 4/25/2028 (a)	5,000,000	257,889
Series K743, Class X1, IO, 0.90%, 5/25/2028 (a)	25,028,583	443,887
Series K078, Class X1, IO, 0.08%, 6/25/2028 (a)	60,556,228	159,227
SEE NOTES TO FINANCIAL STATEMENTS.

114	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K745, Class X1, IO, 0.61%, 8/25/2028 (a)	14,823,992	192,270
Series K082, Class X1, IO, 0.01%, 9/25/2028 (a)	190,979,259	315,937
Series K083, Class X1, IO, 0.03%, 9/25/2028 (a)	128,451,020	254,063
Series K084, Class X3, IO, 2.24%, 11/25/2028 (a)	751,485	40,492
Series K514, Class X1, IO, 0.96%, 12/25/2028 (a)	11,782,486	288,828
Series K088, Class X1, IO, 0.50%, 1/25/2029 (a)	13,467,550	184,919
Series K091, Class X1, IO, 0.56%, 3/25/2029 (a)	31,694,719	503,068
Series K519, Class AS, 4.16%, 3/25/2029 (a)	3,683,801	3,679,869
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (a)	55,000,000	439,208
Series KW09, Class X1, IO, 0.76%, 5/25/2029 (a)	67,339,583	1,264,536
Series K094, Class X1, IO, 0.87%, 6/25/2029 (a)	20,896,899	534,796
Series K095, Class XAM, IO, 1.23%, 6/25/2029 (a)	1,614,000	63,343
Series K528, Class X1, IO, 1.01%, 7/25/2029 (a)	30,000,000	786,513
Series KG02, Class X1, IO, 1.01%, 8/25/2029 (a)	14,120,452	373,816
Series K100, Class X1, IO, 0.64%, 9/25/2029 (a)	53,365,429	1,060,766
Series K101, Class X1, IO, 0.83%, 10/25/2029 (a)	1,636,035	42,873
Series K101, Class X3, IO, 1.89%, 10/25/2029 (a)	20,000,000	1,253,564
Series K090, Class X3, IO, 2.31%, 10/25/2029 (a)	5,000,000	338,079
Series K103, Class X1, IO, 0.63%, 11/25/2029 (a)	25,475,785	526,521
Series K104, Class X1, IO, 1.11%, 1/25/2030 (a)	12,796,412	461,169
Series K106, Class X1, IO, 1.31%, 1/25/2030 (a)	35,466,457	1,621,870
Series K105, Class X1, IO, 1.51%, 1/25/2030 (a)	24,314,996	1,217,090
Series K107, Class X1, IO, 1.58%, 1/25/2030 (a)	92,842,434	4,914,048
Series K109, Class X1, IO, 1.57%, 4/25/2030 (a)	35,834,412	1,915,468
Series K110, Class X1, IO, 1.64%, 4/25/2030 (a)	57,931,389	3,223,876
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K114, Class X1, IO, 1.11%, 6/25/2030 (a)	2,091,644	85,171
Series K115, Class X1, IO, 1.31%, 6/25/2030 (a)	69,858,807	3,347,215
Series K117, Class X1, IO, 1.22%, 8/25/2030 (a)	30,816,164	1,379,855
Series K119, Class X1, IO, 0.92%, 9/25/2030 (a)	7,214,989	252,520
Series K121, Class X1, IO, 1.01%, 10/25/2030 (a)	24,596,678	939,207
Series K120, Class X1, IO, 1.03%, 10/25/2030 (a)	40,324,867	1,562,855
Series K754, Class XAM, IO, 0.03%, 11/25/2030 (a)	116,738,000	521,539
Series KG04, Class X1, IO, 0.84%, 11/25/2030 (a)	67,400,858	2,173,954
Series K122, Class X1, IO, 0.87%, 11/25/2030 (a)	19,450,376	663,623
Series K124, Class X1, IO, 0.71%, 12/25/2030 (a)	99,200,981	2,874,636
Series K123, Class X1, IO, 0.76%, 12/25/2030 (a)	52,448,498	1,570,932
Series K126, Class X1, IO, 0.29%, 1/25/2031 (a)	76,586,033	987,025
Series K152, Class X1, IO, 0.95%, 1/25/2031 (a)	16,980,413	607,788
Series K128, Class X1, IO, 0.51%, 3/25/2031 (a)	125,934,765	2,656,052
Series K129, Class X3, IO, 3.16%, 5/25/2031 (a)	8,000,000	1,124,538
Series K130, Class X1, IO, 1.03%, 6/25/2031 (a)	6,152,394	281,271
Series K131, Class X1, IO, 0.73%, 7/25/2031 (a)	56,473,845	1,895,466
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (a)	42,557,282	1,044,309
Series K136, Class X1, IO, 0.39%, 12/25/2031 (a)	62,631,611	1,013,730
Series K140, Class X1, IO, 0.29%, 1/25/2032 (a)	84,373,219	1,360,543
Series K-152, Class A1, 3.78%, 1/25/2032	336,840	336,961
Series K760, Class XAM, IO, 0.09%, 2/25/2032 (a)	115,430,000	982,113
Series Q001, Class XA, IO, 2.06%, 2/25/2032 (a)	14,925,094	851,632
Series K142, Class X1, IO, 0.30%, 3/25/2032 (a)	109,934,758	1,816,551
Series K144, Class X1, IO, 0.33%, 4/25/2032 (a)	4,078,121	79,445
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	115

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,661,006
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (a)	17,447,385	354,157
Series K-152, Class X1, IO, 0.15%, 11/25/2032 (a)	131,761,496	1,595,935
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (a)	85,786,387	2,065,496
Series K-159, Class X1, IO, 0.12%, 7/25/2033 (a)	151,897,035	1,821,397
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (a)	2,700,000	874,433
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (a)	1,182,188	44,675
Series K-1514, Class X3, IO, 2.77%, 10/25/2034 (a)	13,043,739	2,365,652
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (a)	2,500,000	522,273
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (a)	8,750,884	843,620
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (a)	19,127,466	1,722,782
Series Q012, Class X, IO, 3.94%, 9/25/2035 (a)	336,709	49,312
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	35,862,995	2,094,718
Series K-1519, Class X1, IO, 0.59%, 12/25/2035 (a)	13,300,539	551,443
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	57,663,357	1,921,308
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (a)	4,500,000	869,031
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (a)	3,000,000	756,398
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (a)	1,000,000	245,795
Series K067, Class X3, IO, 2.12%, 9/25/2044 (a)	15,000,000	451,224
Series K068, Class X3, IO, 2.06%, 10/25/2044 (a)	12,000,000	351,826
Series K060, Class X3, IO, 1.90%, 12/25/2044 (a)	13,199,854	162,177
Series K062, Class X3, IO, 2.08%, 1/25/2045 (a)	14,999,855	261,285
Series K063, Class X3, IO, 2.08%, 2/25/2045 (a)	11,342,000	209,235
Series K065, Class X3, IO, 2.19%, 7/25/2045 (a)	8,509,531	224,657
Series K066, Class X3, IO, 2.16%, 8/25/2045 (a)	25,000,000	726,580
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K071, Class X3, IO, 2.01%, 11/25/2045 (a)	8,700,000	282,625
Series K085, Class X3, IO, 2.31%, 12/25/2045 (a)	1,850,000	104,678
Series K097, Class X3, IO, 2.02%, 9/25/2046 (a)	3,000,000	188,891
Series K082, Class X3, IO, 2.21%, 10/25/2046 (a)	10,000,000	542,056
Series K083, Class X3, IO, 2.29%, 11/25/2046 (a)	621,062	35,562
Series K092, Class X3, IO, 2.25%, 5/25/2047 (a)	43,959,013	2,851,450
Series K737, Class X3, IO, 1.78%, 1/25/2048 (a)	11,779,376	150,829
Series K109, Class X3, IO, 3.38%, 5/25/2048 (a)	3,400,000	416,473
Series K119, Class X3, IO, 2.73%, 9/25/2048 (a)	5,000,000	545,367
Series K121, Class X3, IO, 2.77%, 11/25/2048 (a)	5,000,000	565,642
Series K126, Class X3, IO, 2.63%, 1/25/2049 (a)	12,950,000	1,444,337
Series K124, Class X3, IO, 2.62%, 2/25/2049 (a)	5,000,000	538,600
Series K125, Class X3, IO, 2.65%, 2/25/2049 (a)	16,750,000	1,853,917
Series K741, Class X3, IO, 2.44%, 3/25/2049 (a)	13,766,615	565,822
Series K127, Class X3, IO, 2.65%, 3/25/2049 (a)	4,000,000	444,704
Series K743, Class X3, IO, 2.95%, 6/25/2049 (a)	13,000,000	769,178
Series K147, Class X3, IO, 3.80%, 6/25/2050 (a)	6,400,000	1,241,921
Series K096, Class X3, IO, 2.04%, 8/25/2051 (a)	8,380,000	491,994
Series K148, Class X3, IO, 4.15%, 8/25/2054 (a)	17,000,000	3,711,171
Series K143, Class X1, IO, 0.34%, 4/25/2055 (a)	34,790,520	675,047
Series Q014, Class X, IO, 2.77%, 10/25/2055 (a)	1,718,990	247,894
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (a)	5,000,000	1,168,991
Series K759, Class X3, IO, 5.26%, 2/25/2057 (a)	1,026,415	269,692
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (a)	19,682,615	566,224
SEE NOTES TO FINANCIAL STATEMENTS.

116	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FNMA ACES
Series 2016-M10, Class X, IO, 0.61%, 7/25/2028 (a)	99,154,113	1,045,094
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (a)	3,961,523	96,039
Series 2020-M3, Class X1, IO, 0.31%, 2/25/2030 (a)	3,102,261	26,057
Series 2020-M30, Class X, IO, 0.90%, 7/25/2031 (a)	35,245,983	1,172,260
Series 2020-M15, Class X1, IO, 1.45%, 9/25/2031 (a)	21,042,238	1,209,872
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (a)	2,793,300	23,749
Series 2020-M16, Class X1, IO, 0.45%, 4/25/2032 (a)	74,897,702	1,248,590
Series 2020-M35, Class X, IO, 0.15%, 7/25/2032 (a)	237,009,005	1,467,560
Series 2020-M31, Class AB, 0.50%, 10/25/2032	70,291	62,690
Series 2019-M11, Class X2, IO, 1.00%, 5/25/2034 (a)	47,942,001	2,549,757
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	3,500,000	3,548,634
Series 2021-M8, Class X, IO, 0.22%, 11/25/2035 (a)	90,961,031	1,264,140
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	5,500,000	2,829,317
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.29%, 9/25/2024 (a) (c)	784,317	783,385
Series 2018-KF45, Class B, 5.74%, 3/25/2025 (a) (c)	675,023	705,110
Series 2019-KF62, Class B, 5.84%, 4/25/2026 (a) (c)	5,296	5,287
Series 2019-K735, Class B, 4.01%, 5/25/2026 (a) (c)	150,000	149,388
Series 2017-KF40, Class B, 6.49%, 11/25/2027 (a) (c)	943,700	937,196
Series 2018-KF43, Class B, 5.94%, 1/25/2028 (a) (c)	21,473	20,892
Series 2018-KF50, Class B, 5.69%, 7/25/2028 (a) (c)	3,383	3,269
Series 2018-K84, Class D, PO, 11/25/2028 (c)	3,500,000	2,828,290
Series 2018-KF54, Class B, 5.99%, 11/25/2028 (a) (c)	442,364	420,291
Series 2019-KF59, Class B, 6.14%, 2/25/2029 (a) (c)	675,975	651,142
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	57,299,564	136,551
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	17,558,125	38,946
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	790,000	616,177
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	10,000,000	26,949
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	12,014,516	33,102
Series 2019-KF67, Class C, 9.79%, 8/25/2029 (a) (c)	1,479,218	1,297,149
Series 2019-KC07, Class C, 3.64%, 10/25/2029 (a) (c)	2,400,000	2,053,716
Series 2019-KF73, Class B, 6.24%, 11/25/2029 (a) (c)	2,115,635	1,970,746
Series 2020-KF76, Class B, 6.54%, 1/25/2030 (a) (c)	357,645	350,223
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (c)	4,500,000	3,765,103
Series 2023-K752, Class D, PO, 8/25/2030 (c)	2,588,480	1,838,889
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	9,003,480	32,226
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	3,300,000	2,354,736
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	40,424,336	139,306
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	3,300,000	12,284
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (a) (c)	300,000	276,442
Series 2022-KF132, Class CS, 10.08%, 2/25/2032 (a) (c)	2,759,024	2,563,083
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	1,300,000	983,263
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	13,957,863	37,668
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	1,600,000	4,581
Series 2023-KF149, Class CS, 9.83%, 12/25/2032 (a) (c)	341,663	348,305
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (c)	45,056,442	202,903
Series 2018-K155, Class C, PO, 5/25/2033 (c)	4,000,000	2,316,636
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (c)	5,250,000	29,044
Series 19K-1511, Class C, PO, 4/25/2034 (c)	5,327,320	2,872,440
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	117

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	167,868,193	972,192
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	6,000,000	3,196,727
Series 2017-K69, Class D, PO, 10/25/2049 (c)	6,000,000	5,243,180
Series 2017-K724, Class D, PO, 12/25/2049 (c)	18,076	15,310
Series 2017-K62, Class B, 3.88%, 1/25/2050 (a) (c)	415,000	412,436
Series 2019-K91, Class C, 4.26%, 4/25/2051 (a) (c)	250,000	247,329
Series 2018-K83, Class D, PO, 11/25/2051 (c)	3,400,000	2,751,352
Series 2019-K92, Class D, PO, 5/25/2052 (c)	4,900,000	3,872,496
Series 2020-K116, Class D, PO, 9/25/2052 (c)	4,500,000	3,089,389
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (c)	58,176,601	187,387
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (c)	12,768,420	44,834
Series 2020-K740, Class D, PO, 11/25/2052 (c)	10,000,000	8,841,133
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (c)	103,685,077	123,551
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (c)	24,500,000	32,352
Series 2020-K105, Class D, PO, 3/25/2053 (c)	4,000,000	2,833,002
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	50,910,739	150,915
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	12,000,000	39,782
Series 2020-K109, Class D, PO, 5/25/2053 (c)	7,000,000	4,841,630
Series 2020-K113, Class D, PO, 5/25/2053 (c)	4,300,000	3,064,351
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	67,881,251	219,005
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	24,000,000	82,234
Series 2020-K115, Class D, PO, 9/25/2053 (c)	6,000,000	4,477,139
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	63,587,170	219,388
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	14,600,000	53,072
Series 2020-K118, Class D, PO, 10/25/2053 (c)	7,000,000	5,049,796
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	75,886,390	268,023
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	15,633,000	58,095
Series 2020-K739, Class D, PO, 11/25/2053 (c)	7,000,000	6,011,369
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	67,443,895	67,579
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	17,500,000	21,485
Series 2020-K122, Class D, PO, 1/25/2054 (c)	4,000,000	2,710,844
Series 2021-K126, Class D, PO, 1/25/2054 (c)	7,600,000	5,255,313
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (c)	10,972,469	41,363
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	78,716,400	295,438
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	20,236,360	81,874
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	43,284,007	144,967
GNMA
Series 2013-174, Class IA, IO, 0.46%, 10/16/2053 (a)	31,036,837	497,747
Series 2025-128, Class AW, 4.75%, 3/16/2054	14,679,944	14,764,562
Series 2025-144, Class A, 4.75%, 7/16/2054	10,013,857	10,093,519
Series 2025-93, Class AM, 4.75%, 12/16/2054	8,700,000	8,727,257
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	745,195	671,556
Series 2025-106, Class A, 5.00%, 7/16/2055	3,074,280	3,122,956
Series 2015-33, IO, 0.24%, 2/16/2056 (a)	45,050,574	291,283
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	1,464,158	1,466,561
Series 2025-138, Class A, 4.75%, 5/16/2056	14,509,951	14,566,354
Series 2025-128, Class AD, 5.00%, 10/16/2056	849,200	862,848
Series 2017-9, IO, 0.56%, 1/16/2057 (a)	18,154,521	570,876
Series 2026-20, Class AM, 4.50%, 6/16/2057	4,755,049	4,746,876
Series 2023-127, IO, 0.40%, 7/16/2057 (a)	80,079,236	1,404,366
SEE NOTES TO FINANCIAL STATEMENTS.

118	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2026-17, Class AC, 4.50%, 8/16/2057	4,994,965	4,990,442
Series 2016-165, IO, 0.69%, 12/16/2057 (a)	3,297,989	102,445
Series 2026-16, Class AC, 4.00%, 12/16/2057	41,578,662	41,173,453
Series 2017-70, IO, 0.36%, 2/16/2059 (a)	41,262,029	892,168
Series 2023-108, IO, 0.68%, 8/16/2059 (a)	11,140,471	408,800
Series 2026-14, Class A, 4.50%, 1/16/2060	11,932,243	11,898,666
Series 2024-70, IO, 0.76%, 2/16/2060 (a)	28,869,643	1,679,977
Series 2018-85, IO, 0.55%, 7/16/2060 (a)	13,415,672	478,372
Series 2020-184, IO, 0.91%, 11/16/2060 (a)	35,649,955	2,449,847
Series 2021-17, IO, 1.05%, 1/16/2061 (a)	12,529,115	997,110
Series 2019-76, IO, 0.88%, 3/16/2061 (a)	22,111,824	1,226,023
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	25,231,791	1,686,914
Series 2021-63, IO, 0.82%, 4/16/2061 (a)	30,418,708	1,836,885
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (a)	9,970,647	228,756
Series 2021-90, IO, 0.84%, 5/16/2061 (a)	16,495,873	988,408
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (a)	9,983,555	389,904
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (a)	1,959,632	97,822
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	15,576,331	1,113,033
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	7,409,024	537,430
Series 2019-155, IO, 0.51%, 7/16/2061 (a)	5,023,251	191,376
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	70,471,373	2,795,768
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (a)	6,422,834	225,126
Series 2022-113, IO, 0.40%, 9/16/2061 (a)	30,531,294	1,005,979
Series 2019-154, IO, 0.58%, 9/16/2061 (a)	6,962,526	270,369
Series 2021-218, IO, 0.97%, 10/16/2061 (a)	17,195,258	1,268,733
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (a)	14,886,706	769,922
Series 2020-28, IO, 0.81%, 11/16/2061 (a)	5,151,154	287,281
Series 2020-56, IO, 0.97%, 11/16/2061 (a)	7,006,442	461,674
Series 2025-38, IO, 0.64%, 1/16/2062 (a)	45,185,848	1,872,520
Series 2019-130, IO, 0.68%, 1/16/2062 (a)	17,691,905	898,756
Series 2019-144, IO, 0.79%, 1/16/2062 (a)	13,224,414	766,405
Series 2020-2, IO, 0.59%, 3/16/2062 (a)	9,959,796	425,888
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (a)	13,887,026	876,674
Series 2020-94, IO, 0.97%, 3/16/2062 (a)	17,457,136	1,192,832
Series 2020-110, IO, 0.98%, 3/16/2062 (a)	18,110,321	1,245,027
Series 2020-10, IO, 0.58%, 4/16/2062 (a)	9,927,413	400,209
Series 2020-23, IO, 0.66%, 4/16/2062 (a)	9,339,766	431,476
Series 2020-38, IO, 0.82%, 4/16/2062 (a)	14,390,789	849,708
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (a)	36,445,129	2,971,298
Series 2020-38, Class FA, 4.22%, 4/16/2062 (a)	6,583,786	6,263,985
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	5,358,676	312,963
Series 2020-100, IO, 0.79%, 5/16/2062 (a)	5,461,414	328,138
Series 2020-118, IO, 0.89%, 6/16/2062 (a)	6,090,311	383,628
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	78,956,952	5,193,149
Series 2020-194, IO, 1.07%, 6/16/2062 (a)	7,992,692	572,082
Series 2020-169, IO, 0.85%, 7/16/2062 (a)	6,062,279	380,715
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	3,421,796	295,258
Series 2020-161, IO, 1.04%, 8/16/2062 (a)	8,213,006	612,832
Series 2020-137, IO, 0.80%, 9/16/2062 (a)	29,564,557	1,822,253
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	13,913,780	886,157
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	119

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	9,504,864	544,092
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	51,432,058	3,290,160
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	122,953,098	8,137,934
Series 2021-28, IO, 1.04%, 10/16/2062 (a)	96,563,002	7,298,068
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	5,167,956	355,345
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	236,659	16,635
Series 2021-11, IO, 1.02%, 12/16/2062 (a)	8,258,113	606,583
Series 2021-35, IO, 1.03%, 12/16/2062 (a)	3,060,169	221,614
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	13,188,747	1,063,149
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (a)	31,463,409	2,609,619
Series 2021-48, Class FT, 4.00%, 12/16/2062 (a)	13,172,000	11,839,000
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	9,881,739	605,692
Series 2021-120, IO, 0.99%, 2/16/2063 (a)	6,109,200	453,917
Series 2021-62, Class AT, 4.00%, 2/16/2063	22,105,723	21,378,474
Series 2022-41, IO, 0.75%, 4/16/2063 (a)	40,702,977	2,094,653
Series 2021-144, IO, 0.82%, 4/16/2063 (a)	69,705,467	4,247,489
Series 2021-106, IO, 0.86%, 4/16/2063 (a)	66,543,536	4,365,815
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	7,446,048	517,169
Series 2021-186, IO, 0.76%, 5/16/2063 (a)	67,783,083	3,931,066
Series 2021-168, IO, 0.80%, 5/16/2063 (a)	12,697,129	775,001
Series 2021-60, IO, 0.83%, 5/16/2063 (a)	2,146,087	131,001
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	9,320,851	620,828
Series 2021-22, IO, 0.97%, 5/16/2063 (a)	7,269,972	507,187
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	13,042,562	961,997
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	45,323,164	2,373,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (a)	1,652,410	57,698
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	31,475,521	2,086,405
Series 2022-67, IO, 0.90%, 8/16/2063 (a)	18,059,711	1,338,533
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	1,308,500	98,691
Series 2021-195, Class IX, IO, 1.21%, 8/16/2063 (a)	99,879,286	9,094,988
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	710,877	695,045
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	124,786,054	5,540,351
Series 2021-92, IO, 0.80%, 9/16/2063 (a)	40,072,441	2,435,122
Series 2021-164, IO, 0.95%, 10/16/2063 (a)	29,866,188	2,076,026
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	10,014,761	675,997
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	14,075,138	980,732
Series 2025-78, IO, 1.00%, 11/16/2063 (a)	264,838,620	19,625,204
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	12,154,898	973,299
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	1,376,019	121,314
Series 2021-220, IO, 0.83%, 12/16/2063 (a)	10,674,412	660,443
Series 2022-106, IO, 0.69%, 2/16/2064 (a)	2,699,278	141,982
Series 2022-26, IO, 0.73%, 2/16/2064 (a)	6,673,673	366,748
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (a)	6,809,426	276,269
Series 2022-157, IO, 0.63%, 3/16/2064 (a)	30,684,488	1,601,052
Series 2022-4, IO, 0.86%, 3/16/2064 (a)	45,411,152	2,923,920
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	1,868,287	119,326
Series 2025-206, IO, 0.80%, 4/16/2064 (a)	141,957,464	8,663,664
Series 2022-149, IO, 0.46%, 6/16/2064 (a)	12,826,760	472,735
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	2,849,440	111,075
Series 2022-80, IO, 0.59%, 6/16/2064 (a)	47,357,416	2,227,101
SEE NOTES TO FINANCIAL STATEMENTS.

120	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-165, IO, 0.60%, 6/16/2064 (a)	9,239,627	435,278
Series 2022-62, IO, 0.62%, 6/16/2064 (a)	9,818,671	484,365
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	77,756,452	4,462,070
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	9,347,372	446,146
Series 2022-141, IO, 0.78%, 6/16/2064 (a)	2,866,168	180,026
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	4,864,834	264,778
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	17,389,507	1,044,196
Series 2022-109, IO, 0.62%, 8/16/2064 (a)	52,166,358	2,700,125
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	1,721,576	115,878
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	23,848,679	1,052,767
Series 2022-214, IO, 0.60%, 9/16/2064 (a)	22,410,271	974,710
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (a)	4,684,124	261,074
Series 2023-28, IO, 0.86%, 2/16/2065 (a)	7,698,585	509,830
Series 2022-166, IO, 0.79%, 4/16/2065 (a)	17,219,094	1,062,620
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	108,061,927	7,703,746
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	4,836,799	306,551
Series 2023-51, IO, 1.12%, 5/16/2065 (a)	11,312,373	869,636
Series 2024-17, IO, 1.06%, 6/16/2065 (a)	12,515,831	886,866
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	7,976,428	531,758
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	4,413,362	338,406
Series 2024-124, IO, 0.83%, 7/17/2065 (a)	37,492,934	2,592,790
Series 2025-42, IO, 0.54%, 11/16/2065 (a)	82,062,501	3,967,845
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	7,233,040	516,116
Series 2024-31, IO, 1.21%, 2/16/2066 (a)	9,795,625	823,684
Series 2024-138, Class IA, IO, 1.37%, 2/16/2066 (a)	19,252,564	1,793,049
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-112, IO, 0.57%, 3/16/2066 (a)	54,702,261	2,807,637
Series 2024-121, IO, 1.31%, 7/1/2066 (a)	1,660,369	156,897
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	5,764,807	376,522
Series 2025-212, Class AC, 5.00%, 12/16/2066	10,992,607	11,236,302
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	4,237,182	3,923,692
Series 2025-202, IO, 0.72%, 9/16/2067 (a)	30,939,601	2,266,951
Series 2025-183, IO, 0.73%, 10/16/2067 (a)	43,538,899	3,088,188
Series 2025-212, Class BE, 4.75%, 1/16/2068	11,181,571	11,279,700
Series 2025-142, IO, 0.71%, 2/16/2068 (a)	41,864,506	2,894,910
Series 2025-161, IO, 0.81%, 2/16/2068 (a)	99,607,356	7,693,324
Series 2026-16, IO, 0.96%, 2/16/2068 (a)	77,886,378	6,537,635
Series 2025-213, Class PA, 4.50%, 2/16/2068	12,790,272	12,872,355
Series 2025-217, Class AK, 4.50%, 2/16/2068 (a)	16,621,061	16,510,895
Series 2025-200, Class PA, 4.50%, 4/16/2068	7,972,607	7,995,046
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (a) (c)	1,000,000	998,745
GS Mortgage Securities Trust
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (a)	1,000,000	800,900
Series 2015-GS1, Class C, 4.37%, 11/10/2048 (a)	2,575,082	2,266,072
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	750,000	660,397
Series 2017-GS5, Class B, 4.05%, 3/10/2050 (a)	500,000	412,469
Series 2015-GC30, Class C, 4.04%, 5/10/2050 (a)	3,500,000	3,028,025
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	800,000	524,818
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	3,039,542	3,143,664
Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	9,359,273	9,751,857
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	121

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (c)	14,700,000	15,285,426
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (c)	10,050,000	10,317,364
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (c)	3,400,000	3,501,239
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (c)	1,000,000	1,039,653
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	4,000,000	3,781,030
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.15%, 7/15/2048 (a)	19,275,000	18,311,250
Series 2015-C30, Class C, 4.15%, 7/15/2048 (a)	8,150,000	6,652,600
Series 2015-C30, Class AS, 4.23%, 7/15/2048 (a)	898,396	881,551
Series 2015-C31, Class B, 4.65%, 8/15/2048 (a)	1,500,000	1,418,220
Series 2015-C28, Class D, 3.78%, 10/15/2048 (a) (c)	9,700,000	8,856,100
Series 2015-C33, Class C, 4.80%, 12/15/2048 (a)	150,000	144,000
Series 2016-C1, Class D1, 4.13%, 3/17/2049 (a) (c)	2,300,000	2,156,273
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.75%, 3/15/2050 (a)	1,920,000	1,678,030
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	850,000	815,398
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (a)	1,000,000	901,134
Series 2016-C4, Class B, 3.64%, 12/15/2049 (a)	1,486,000	1,384,653
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	1,000,000	486,087
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.97%, 12/15/2046 (a) (c)	986,589	961,825
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (a)	4,750,000	4,398,515
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	1,343,073	1,336,664
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-JP3, Class C, 3.43%, 8/15/2049 (a)	12,390,000	10,117,147
Series 2016-JP4, Class C, 3.40%, 12/15/2049 (a)	2,175,000	1,950,598
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	2,165,017	2,127,454
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	3,404,781	3,260,010
Series 2016-C28, Class C, 4.60%, 1/15/2049 (a)	745,000	641,759
Series 2016-C31, Class D, 3.00%, 11/15/2049 (a) (c)	9,685,000	7,746,358
Series 2016-C31, Class C, 4.24%, 11/15/2049 (a)	5,100,000	4,748,307
Series 2015-C23, Class D, 4.20%, 7/15/2050 (a) (c)	1,007,432	978,720
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	1,489,000	1,126,425
Series 2017-C34, Class C, 4.17%, 11/15/2052 (a)	595,000	528,824
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class B, 4.55%, 3/15/2049 (a)	5,000,000	4,876,297
Series 2017-H1, Class D, 2.55%, 6/15/2050 (c)	3,771,000	3,267,059
Series 2019-L2, Class C, 4.97%, 3/15/2052 (a)	3,245,000	2,886,313
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	500,000	387,527
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	400,000	301,500
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	10,750,000	11,739,334
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.03%, 10/25/2049 (a) (c)	19,073,002	19,364,736
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (c)	24,419,344	24,781,038
Series 2023-01, Class M7, 7.67%, 11/25/2053 (a) (c)	2,339,756	2,404,739
Series 2023-01, Class M10, 10.17%, 11/25/2053 (a) (c)	22,985,000	26,404,481
Series 2024-01, Class M7, 6.42%, 7/25/2054 (a) (c)	326,990	330,784
SEE NOTES TO FINANCIAL STATEMENTS.

122	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2024-01, Class M10, 7.52%, 7/25/2054 (a) (c)	300,000	309,869
Series 2025-01, Class M1, 6.07%, 5/25/2055 (a) (c)	8,994,093	9,138,590
Series 2025-01, Class M2, 6.77%, 5/25/2055 (a) (c)	3,600,000	3,606,486
Series 2025-01, Class B1, 8.87%, 5/25/2055 (a) (c)	700,000	733,107
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (d)	5,239,401	5,258,984
PRM5 Trust
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (a) (c)	1,590,000	1,595,136
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (a) (c)	1,530,000	1,537,380
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	2,930,606	2,931,444
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (d)	2,930,606	2,927,895
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	5,486,012	5,677,784
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	11,115,000	11,736,489
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	20,400,000	21,831,588
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.05%, 5/15/2039 (a) (c)	2,125,000	2,123,672
Series 2024-DSNY, Class B, 5.40%, 5/15/2039 (a) (c)	4,575,000	4,575,040
SHR Trust Series 2024-LXRY, Class B, 6.11%, 10/15/2041 (a) (c)	2,000,000	2,004,294
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,300,000	5,744,933
SREIT Trust Series 2021-MFP, Class G, 6.75%, 11/15/2038 (a) (c)	1,677,683	1,676,735
TPG Trust Series 2024-WLSC, Class A, 5.79%, 11/15/2029 (a) (c)	2,000,000	1,997,778
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.46%, 11/15/2050 (a)	1,200,000	1,121,713
Series 2017-C6, Class C, 4.71%, 12/15/2050 (a)	3,595,000	3,005,321
Series 2018-C9, Class B, 4.57%, 3/15/2051 (a)	5,665,000	4,338,241
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	4,255,000	3,484,425
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-C11, Class C, 4.88%, 6/15/2051 (a)	2,143,000	2,005,791
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (c)	18,970	18,820
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	188,212	187,193
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	359,925	363,256
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (c)	1,000,000	1,008,320
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (c)	500,000	504,259
Series 2015-C29, Class D, 4.26%, 6/15/2048 (a)	1,222,472	1,185,064
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	2,500,000	2,380,189
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	5,000,000	3,981,151
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,275,530
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	250,000	184,519
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	1,001,206
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	997,236
Series 2018-C45, Class D, 3.00%, 6/15/2051 (c)	2,750,000	2,396,524
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	1,500,000	1,281,911
Series 2022-C62, Class C, 4.34%, 4/15/2055 (a)	100,000	86,472
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,896,200
Series 2015-NXS2, Class B, 3.87%, 7/15/2058 (a)	3,500,000	3,428,193
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	4,250,000	3,847,992
Series 2014-C21, Class C, 4.23%, 8/15/2047 (a)	2,150,000	2,044,650
Series 2014-C22, Class C, 3.64%, 9/15/2057 (a)	420,000	358,113
Series 2014-C22, Class B, 4.37%, 9/15/2057 (a)	100,000	93,195
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	123

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (c)	1,776,000	1,842,997
Total Commercial Mortgage-Backed Securities (Cost $1,358,767,924)		1,393,663,320
Corporate Bonds — 15.1%
Aerospace & Defense — 0.2%
ATI, Inc.
5.88%, 12/1/2027	375,000	375,144
4.88%, 10/1/2029	25,000	24,967
7.25%, 8/15/2030	440,000	460,888
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	726,000	748,234
6.25%, 3/15/2033 (c)	753,000	780,499
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (c)	1,455,000	1,558,803
7.25%, 7/1/2031 (c)	1,251,000	1,330,955
7.00%, 6/1/2032 (c)	1,095,000	1,153,464
6.75%, 6/15/2033 (c)	941,000	991,572
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	750,000	742,804
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	256,000	261,038
Goat Holdco LLC 6.75%, 2/1/2032 (c)	418,000	431,958
TransDigm, Inc.
6.38%, 3/1/2029 (c)	8,214,000	8,437,265
6.63%, 3/1/2032 (c)	2,536,000	2,627,276
6.25%, 1/31/2034 (c)	495,000	512,077
		20,436,944
Automobile Components — 0.4%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	500,000	509,822
8.25%, 4/15/2031 (c)	1,100,000	1,150,758
7.50%, 2/15/2033 (c)	1,079,000	1,132,424
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	280,000	279,675
5.88%, 6/1/2029 (c)	2,995,000	3,026,154
3.75%, 1/30/2031 (c)	3,685,000	3,505,381
5.88%, 12/1/2033 (c)	458,000	467,719
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	749,000	749,685
5.00%, 10/1/2029	1,360,000	1,328,655
Clarios Global LP
6.75%, 5/15/2028 (c)	505,000	516,543
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
6.75%, 2/15/2030 (c)	1,226,000	1,284,186
6.75%, 9/15/2032 (c)	2,376,000	2,466,347
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (c) (f)	719,853	735,903
9.25%, 3/1/2031 (b) (c)	4,849,000	4,862,674
Dana, Inc. 4.25%, 9/1/2030	199,000	191,075
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	80,000	72,270
Forvia SE (France) 6.75%, 9/15/2033 (c)	212,000	218,348
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	5,434,000	5,326,599
6.63%, 7/15/2030	495,000	505,756
5.25%, 7/15/2031	485,000	462,740
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (f)	1,841,000	1,934,935
8.00% (Cash), 11/15/2032 (c) (f)	200,000	213,343
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	2,398,000	2,422,198
		33,363,190
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (g) (h) (i) (j)	4,703,000	5,239,090
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (g) (h) (i) (j) (k)	400,000	427,880
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (g) (h) (i) (j) (k)	2,200,000	2,273,398
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (g) (h) (i) (j) (k)	1,800,000	1,973,448
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (g) (h) (i) (j)	3,800,000	4,220,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (j)	1,400,000	1,454,570
SEE NOTES TO FINANCIAL STATEMENTS.

124	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (j)	4,185,000	4,181,963
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (h) (i) (j)	11,203,000	11,527,463
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (g) (j)	600,000	634,211
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (g) (j) (k)	1,100,000	1,094,665
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (g) (h) (i) (j)	3,635,000	3,869,116
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (j)	580,000	602,224
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (c) (g) (h) (i) (j)	650,000	682,782
BPCE SA (France) 5.13%, 1/18/2028 (c)	725,000	740,426
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (h) (i) (j)	3,990,000	4,124,048
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (h) (i) (j)	1,580,000	1,616,253
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (h) (i) (j)	2,084,000	2,154,400
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (j)	290,000	305,564
(SOFR + 1.46%), 5.55%, 3/4/2030 (j)	1,410,000	1,466,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (g) (h) (i) (j)	4,288,000	4,087,167
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (g) (h) (i) (j)	4,287,000	4,442,400
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (g) (h) (i) (j)	1,710,000	1,928,507
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (j)	720,000	751,186
TC Ziraat Bankasi A/S (Turkey)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (g) (h) (i) (j)	3,950,000	4,019,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (g) (h) (i) (j) (k)	1,400,000	1,424,500
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (g) (j)	950,000	993,957
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (h) (i) (j)	162,000	161,835
(SOFR + 1.07%), 5.71%, 4/22/2028 (j)	4,620,000	4,704,585
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (h) (i) (j)	9,807,000	10,342,933
		81,444,639
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	400,000	394,946
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	530,000	493,877
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (c) (f)	205,391	192,110
9.75%, 10/1/2027 (c)	22,913	22,798
Wayfair LLC
7.25%, 10/31/2029 (c)	680,000	702,741
7.75%, 9/15/2030 (c)	1,623,000	1,706,763
		3,118,289
Building Products — 0.5%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	975,000	967,783
6.38%, 6/15/2032 (c)	3,195,000	3,282,832
6.38%, 3/1/2034 (c)	965,000	993,966
6.75%, 5/15/2035 (c)	781,000	815,024
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	125

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	6,634,000	6,866,157
Griffon Corp. 5.75%, 3/1/2028	85,000	84,956
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	200,000	163,688
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	289,000	295,159
6.13%, 7/31/2032 (c)	432,000	443,385
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	1,450,000	1,459,328
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	1,445,000	1,456,995
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	600,000	562,261
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	4,906,000	5,098,796
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	3,375,000	3,585,546
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (c)	1,749,000	1,781,622
5.88%, 3/15/2034 (c)	615,000	613,501
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	7,280,000	7,257,260
4.38%, 7/15/2030 (c)	1,745,000	1,683,471
		37,411,730
Capital Markets — 0.2%
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	65,000	61,999
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (j)	4,300,000	4,393,124
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (h) (i) (j)	390,000	416,935
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (h) (i) (j)	4,271,000	4,546,693
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (h) (i) (j)	950,000	978,896
Nasdaq, Inc. 5.35%, 6/28/2028	724,000	745,493
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (h) (i) (j)	1,130,000	1,183,051
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (g) (h) (i) (j)	3,895,000	4,245,826
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (g) (h) (i) (j)	1,472,000	1,721,494
		18,293,511
Chemicals — 0.6%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	750,000	788,453
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	1,195,000	1,194,388
3.38%, 2/15/2029 (c)	4,885,000	4,711,917
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (k)	900,000	379,080
7.25%, 2/13/2033 (c)	800,000	330,000
Celanese US Holdings LLC
1.40%, 8/5/2026	240,000	236,118
7.00%, 2/15/2031	657,000	676,704
7.20%, 11/15/2033 (d)	865,000	929,309
7.38%, 2/15/2034	4,858,000	4,990,696
Chemours Co. (The)
5.75%, 11/15/2028 (c)	3,095,000	3,112,994
4.63%, 11/15/2029 (c)	810,000	767,240
7.88%, 3/15/2034 (b) (c)	546,000	545,318
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	715,000	702,840
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,350,000	1,250,150
7.50%, 4/15/2029 (c)	3,040,000	2,714,261
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	200,000	171,500
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	5,735,000	5,765,516
8.50%, 11/15/2028 (c)	710,000	743,285
4.25%, 5/15/2029 (c)	320,000	313,998
9.00%, 2/15/2030 (c)	871,000	925,313
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	1,260,000	1,359,288
5.13%, 6/23/2051 (k)	800,000	665,752
7.50%, 5/2/2054 (c)	1,500,000	1,682,943
SEE NOTES TO FINANCIAL STATEMENTS.

126	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	519,500
4.50%, 10/15/2029	7,585,000	7,502,375
4.00%, 4/1/2031	795,000	751,640
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	2,579,000	2,606,907
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (c) (f)	189,701	7,404
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	4,400,000	4,214,921
6.63%, 8/15/2032 (c)	1,641,000	1,660,080
7.00%, 8/1/2033 (c)	323,000	328,862
		52,548,752
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,305,000	1,200,553
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	2,855,000	2,785,425
4.88%, 7/15/2032 (c)	180,000	174,614
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	2,150,000	2,133,946
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	4,970,000	4,971,337
Brink's Co. (The) 4.63%, 10/15/2027 (c)	735,000	734,132
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	4,650,000	4,349,208
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	971,000	993,951
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	660,302
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	1,043,000	1,071,541
8.38%, 11/15/2032 (c)	842,000	862,373
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	2,625,000	2,584,376
4.38%, 8/15/2029 (c)	680,000	667,913
6.75%, 1/15/2031 (c)	2,642,000	2,771,062
Madison IAQ LLC
4.13%, 6/30/2028 (c)	6,820,000	6,730,560
5.88%, 6/30/2029 (c)	810,000	808,060
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	56,000	56,112
3.38%, 8/31/2027 (c)	4,225,000	4,157,970
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	1,061,000	1,021,260
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Williams Scotsman, Inc.
6.63%, 4/15/2030 (c)	539,000	558,429
7.38%, 10/1/2031 (c)	610,000	638,640
		39,931,764
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (c)	150,000	144,882
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (c)	1,337,000	1,366,096
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (k)	379,003	313,034
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	90,000	88,618
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (c)	750,000	749,821
		2,517,569
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (c)	900,000	938,273
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	340,683
3.00%, 10/29/2028	810,000	787,984
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (j)	460,000	486,162
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (c)	365,000	380,283
5.75%, 3/1/2029 (c)	2,060,000	2,142,956
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	200,000	201,033
4.54%, 8/1/2026	200,000	199,960
4.13%, 8/17/2027	5,505,000	5,484,254
6.80%, 11/7/2028	1,500,000	1,581,039
7.20%, 6/10/2030	700,000	755,782
5.73%, 9/5/2030	3,465,000	3,563,268
6.05%, 3/5/2031	3,080,000	3,205,114
5.75%, 4/6/2033	500,000	509,510
OneMain Finance Corp. 3.88%, 9/15/2028	2,595,000	2,510,997
		22,149,025
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	1,750,000	1,687,389
4.88%, 2/15/2030 (c)	985,000	976,871
5.50%, 3/31/2031 (c)	275,000	276,851
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	127

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.63%, 3/31/2032 (c)	1,635,000	1,641,436
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	3,540,000	3,473,203
5.63%, 3/1/2034 (c)	646,000	648,161
US Foods, Inc.
6.88%, 9/15/2028 (c)	520,000	536,142
4.75%, 2/15/2029 (c)	3,909,000	3,892,555
4.63%, 6/1/2030 (c)	1,006,000	996,001
		14,128,609
Containers & Packaging — 0.1%
Ardagh Group SA
9.50%, 12/1/2030 (c)	826,000	894,489
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (f)	1,420,000	1,344,128
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	3,117,000	3,140,535
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	5,365,000	5,492,419
9.25%, 4/15/2030 (c)	455,000	448,318
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	1,085,000	1,085,775
TriMas Corp. 4.13%, 4/15/2029 (c)	65,000	62,742
		12,468,406
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (c)	805,000	817,994
7.75%, 3/15/2031 (c)	1,179,000	1,225,765
		2,043,759
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	4,517,798	4,540,387
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	5,785,000	5,437,137
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	1,279,000	1,334,586
		6,771,723
Diversified Telecommunication Services — 0.8%
Altice France SA (France)
9.50%, 11/1/2029 (c)	304,878	309,558
6.50%, 4/15/2032 (c)	190,549	182,490
6.88%, 7/15/2032 (c)	304,879	292,685
CCO Holdings LLC
5.38%, 6/1/2029 (c)	2,615,000	2,608,779
6.38%, 9/1/2029 (c)	2,525,000	2,558,628
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
4.75%, 3/1/2030 (c)	15,446,000	14,932,624
4.50%, 8/15/2030 (c)	13,892,000	13,250,570
4.25%, 2/1/2031 (c)	7,359,000	6,859,326
7.38%, 3/1/2031 (c)	4,415,000	4,555,278
4.50%, 5/1/2032	2,120,000	1,940,127
Cipher Compute LLC 7.13%, 11/15/2030 (c)	719,000	749,445
Connect Holding II LLC 10.50%, 4/3/2031 (c)	1,780,000	1,721,326
Fibercop SpA (Italy) 6.00%, 9/30/2034 (c)	200,000	196,049
Flash Compute LLC 7.25%, 12/31/2030 (c)	827,000	846,533
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (c)	1,265,000	1,265,729
GCI LLC 4.75%, 10/15/2028 (c)	2,453,000	2,410,232
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	2,946,000	3,051,099
7.00%, 3/31/2034 (c)	1,354,581	1,408,147
WULF Compute LLC 7.75%, 10/15/2030 (c)	3,385,000	3,584,762
		62,723,387
Electric Utilities — 0.6%
Axia Energia (Brazil) 6.50%, 1/11/2035 (c)	890,000	925,915
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	2,229,000	2,364,969
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (c)	738,000	746,671
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (k)	600,000	564,000
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (j)	4,306,000	4,504,959
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (j)	2,960,000	2,974,235
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (k)	1,700,000	1,822,723
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (j)	4,281,000	4,312,739
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	1,000,000	1,055,225
6.38%, 5/15/2043 (k)	2,700,000	2,697,300
SEE NOTES TO FINANCIAL STATEMENTS.

128	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (j)	680,000	706,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (j)	1,344,000	1,395,994
NRG Energy, Inc.
5.75%, 1/15/2028	4,275,000	4,274,702
5.25%, 6/15/2029 (c)	560,000	561,954
3.63%, 2/15/2031 (c)	2,080,000	1,963,367
6.00%, 2/1/2033 (c)	1,221,000	1,250,565
5.75%, 1/15/2034 (c)	1,019,000	1,032,966
6.00%, 1/15/2036 (c)	1,019,000	1,037,099
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (k)	1,686,843	1,654,385
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	596,000	627,135
Vistra Operations Co. LLC
5.63%, 2/15/2027 (c)	1,855,000	1,854,356
5.00%, 7/31/2027 (c)	5,138,000	5,130,591
7.75%, 10/15/2031 (c)	695,000	734,448
6.88%, 4/15/2032 (c)	1,235,000	1,299,245
VoltaGrid LLC 7.38%, 11/1/2030 (c)	1,028,000	1,073,428
		46,565,043
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	105,471
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (c)	3,612,000	3,613,947
Sensata Technologies, Inc.
3.75%, 2/15/2031 (c)	8,370,000	7,890,870
6.63%, 7/15/2032 (c)	1,200,000	1,256,146
		12,760,963
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	1,084,000	1,128,056
Archrock Services LP 6.00%, 2/1/2034 (c)	295,000	298,683
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	300,000	318,893
Kodiak Gas Services LLC 6.50%, 10/1/2033 (c)	435,000	448,581
Transocean International Ltd.
8.25%, 5/15/2029 (c)	1,201,000	1,250,570
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
8.75%, 2/15/2030 (c)	315,000	329,569
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	1,389,188	1,527,954
		5,302,306
Entertainment — 0.1%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	662,000	689,488
Discovery Global Holdings, Inc.
3.76%, 3/15/2027	228,000	227,291
4.28%, 3/15/2032	1,715,000	1,575,656
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	2,870,000	2,883,604
4.75%, 10/15/2027 (c)	6,490,000	6,485,844
3.75%, 1/15/2028 (c)	210,000	206,682
		12,068,565
Financial Services — 0.8%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	2,000,000	1,997,500
Block, Inc.
5.63%, 8/15/2030 (c)	2,597,000	2,631,049
6.50%, 5/15/2032	3,671,000	3,776,574
6.00%, 8/15/2033 (c)	391,000	397,329
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	3,612,143	3,607,627
Class B-1, 0.00%, 8/17/2027 ‡	5,634,341	5,627,298
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	4,000,000	3,943,760
Corebridge Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (g) (h) (i) (j)	6,650,000	6,820,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (j)	500,000	510,890
Gemini Series 2026-1A, 10.50%, 2/20/2029 ‡	5,000,000	5,000,000
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	982,000	787,386
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,454,000	3,709,257
NGF Holdings LLC 9.63%, 12/23/2029	15,000,000	15,066,000
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	1,825,000	1,872,366
6.38%, 8/1/2033 (c)	988,000	1,021,118
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	565,000	558,072
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	129

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.63%, 3/1/2029 (c)	4,318,000	4,160,267
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	2,972,000	2,909,001
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,162,260	2,216,317
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,203,172	2,203,173
		68,815,084
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	1,500,000	1,719,018
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	5,025,000	4,870,867
Post Holdings, Inc.
4.63%, 4/15/2030 (c)	6,065,000	5,936,719
6.25%, 2/15/2032 (c)	2,171,000	2,233,301
		14,759,905
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	632,000	653,226
9.50%, 6/1/2030 (c)	634,000	678,615
		1,331,841
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	367,000	366,510
4.75%, 4/1/2028 (c)	4,220,000	4,123,462
8.00%, 2/15/2031 (c)	2,545,000	2,522,731
8.38%, 6/15/2032 (c)	1,225,000	1,204,619
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	180,000	174,413
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	1,000,000	1,030,736
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	83,000	75,610
12.63%, 7/15/2029 (c)	1,809,000	1,668,069
5.00%, 12/1/2029 (c)	3,245,000	1,685,006
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	105,000	104,459
Transnet (South Africa)
8.25%, 2/6/2028 (c)	1,200,000	1,266,000
8.25%, 2/6/2028 (k)	800,000	844,000
XPO, Inc. 6.25%, 6/1/2028 (c)	425,000	431,833
		15,497,448
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — 0.3%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (c)	200,000	195,889
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	9,340,000	9,254,857
Hologic, Inc.
4.63%, 2/1/2028 (c)	265,000	264,753
3.25%, 2/15/2029 (c)	1,869,000	1,859,304
Medline Borrower LP
3.88%, 4/1/2029 (c)	5,670,000	5,576,510
6.25%, 4/1/2029 (c)	863,000	890,592
5.25%, 10/1/2029 (c)	3,885,000	3,884,691
		21,926,596
Health Care Providers & Services — 0.4%
Accendra Health, Inc. 4.50%, 3/31/2029 (c)	1,165,000	738,651
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	1,950,000	1,942,552
5.25%, 5/15/2030 (c)	1,590,000	1,527,723
4.75%, 2/15/2031 (c)	705,000	646,831
10.88%, 1/15/2032 (c)	888,000	962,349
DaVita, Inc.
4.63%, 6/1/2030 (c)	425,000	416,044
3.75%, 2/15/2031 (c)	1,525,000	1,425,102
Encompass Health Corp.
4.50%, 2/1/2028	2,645,000	2,632,714
4.75%, 2/1/2030	2,855,000	2,839,992
4.63%, 4/1/2031	1,240,000	1,217,369
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	782,000	818,660
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	678,000	680,166
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	2,777,000	2,859,421
Tenet Healthcare Corp.
5.13%, 11/1/2027	6,520,000	6,523,796
4.63%, 6/15/2028	6,210,000	6,201,495
6.13%, 6/15/2030	993,000	1,012,804
6.75%, 5/15/2031	1,739,000	1,805,559
		34,251,228
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	700,000	699,243
SEE NOTES TO FINANCIAL STATEMENTS.

130	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Technology — continued
5.00%, 5/15/2027 (c)	4,130,000	4,120,968
6.25%, 6/1/2032 (c)	2,271,000	2,336,123
		7,156,334
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	4,945,000	4,943,874
7.25%, 7/15/2028 (c)	1,170,000	1,201,402
4.50%, 2/15/2029 (c)	565,000	557,236
6.50%, 4/1/2032 (c)	1,580,000	1,634,948
6.50%, 6/15/2033 (c)	873,000	906,864
5.75%, 3/15/2034 (b) (c)	387,000	389,823
		9,634,147
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,835,000	1,811,823
4.00%, 10/15/2030 (c)	1,225,000	1,176,376
Acushnet Co. 5.63%, 12/1/2033 (c)	455,000	463,084
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	375,000	372,328
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (c)	760,000	743,513
7.00%, 2/15/2030 (c)	4,250,000	4,357,266
6.50%, 2/15/2032 (c)	2,856,000	2,902,258
Carnival Corp.
5.75%, 8/1/2032 (c)	1,788,000	1,855,585
6.13%, 2/15/2033 (c)	5,041,000	5,218,726
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	773,000	779,186
6.75%, 5/1/2031 (c)	555,000	571,709
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (c)	2,225,000	2,166,337
5.88%, 3/15/2033 (c)	2,534,000	2,608,076
5.75%, 9/15/2033 (c)	1,978,000	2,024,799
5.50%, 3/31/2034 (c)	336,000	339,586
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	2,140,000	2,140,389
MGM Resorts International
4.63%, 9/1/2026	320,000	319,771
5.50%, 4/15/2027	285,000	287,596
6.13%, 9/15/2029	1,754,000	1,802,731
6.50%, 4/15/2032	1,670,000	1,714,152
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	712,000	719,497
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	100,000	102,178
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	695,000	716,404
6.25%, 3/15/2032 (c)	2,022,000	2,108,636
6.00%, 2/1/2033 (c)	560,000	580,127
Six Flags Entertainment Corp.
5.25%, 7/15/2029	2,145,000	2,063,118
8.63%, 1/15/2032 (c)	560,000	566,997
6.63%, 5/1/2032 (c)	2,069,000	2,103,530
Station Casinos LLC 4.50%, 2/15/2028 (c)	3,100,000	3,087,471
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	3,218,000	3,332,850
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	3,041,000	3,102,307
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	10,065,000	10,122,431
6.25%, 3/15/2033 (c)	1,081,000	1,103,958
		63,364,795
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	813,000	667,325
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	326,000	330,326
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	1,007,000	1,059,970
6.38%, 5/15/2030	2,860,000	2,868,771
6.63%, 5/15/2032	1,422,000	1,421,933
7.37%, 4/1/2036 (d)	250,000	252,311
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	8,720,000	8,474,384
TopBuild Corp. 5.63%, 1/31/2034 (c)	864,000	871,389
		15,946,409
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	609,372
4.13%, 10/15/2030	1,425,000	1,375,163
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	1,292,000	1,279,642
4.38%, 3/31/2029 (c)	1,612,000	1,565,887
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	129,000	112,721
		4,942,785
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 4.63%, 2/1/2029 (c)	1,240,000	1,240,229
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	131

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	1,868,097	1,946,253
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	1,763,000	1,936,680
Talen Energy Supply LLC 6.25%, 2/1/2034 (c)	3,416,000	3,476,103
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	1,650,000	1,712,915
		10,312,180
Insurance — 0.0% ^
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (c)	1,486,000	1,560,758
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (j)	1,819,000	1,806,166
		3,366,924
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	1,418,000	1,412,356
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	250,000	241,815
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	1,961,000	1,920,701
9.00%, 2/1/2031 (c)	1,698,000	1,638,343
		3,800,859
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (c)	630,000	657,736
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (c)	150,000	146,566
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	2,165,000	2,249,028
Enpro, Inc. 6.13%, 6/1/2033 (c)	212,000	218,794
Esab Corp. 6.25%, 4/15/2029 (c)	330,000	338,269
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (c)	465,000	466,806
Terex Corp.
5.00%, 5/15/2029 (c)	1,760,000	1,757,090
6.25%, 10/15/2032 (c)	1,705,000	1,755,925
		6,932,478
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (k)	1,526,866	1,554,146
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	1,303,431	1,386,687
		2,940,833
Media — 1.2%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,458,509
6.10%, 6/1/2029	1,790,000	1,876,064
2.80%, 4/1/2031	2,500,000	2,272,546
6.65%, 2/1/2034	50,000	53,103
5.38%, 4/1/2038	100,000	92,675
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	1,347,000	1,357,690
7.13%, 2/15/2031 (c)	4,414,000	4,665,646
7.50%, 3/15/2033 (c)	1,853,000	2,000,352
CSC Holdings LLC
5.38%, 2/1/2028 (c)	300,000	215,788
6.50%, 2/1/2029 (c)	3,060,000	1,933,156
Directv Financing LLC 5.88%, 8/15/2027 (c)	1,550,000	1,551,801
DISH DBS Corp.
7.75%, 7/1/2026	2,335,000	2,306,076
5.25%, 12/1/2026 (c)	2,679,000	2,602,196
DISH Network Corp. 11.75%, 11/15/2027 (c)	4,608,000	4,770,552
EchoStar Corp.
10.75%, 11/30/2029	2,290,000	2,500,552
6.75% (Cash), 11/30/2030 (f)	1,272,681	1,288,913
Gray Media, Inc.
10.50%, 7/15/2029 (c)	3,932,000	4,215,383
4.75%, 10/15/2030 (c)	3,004,000	2,438,380
5.38%, 11/15/2031 (c)	3,338,000	2,627,953
7.25%, 8/15/2033 (c)	2,089,000	2,157,106
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	2,988,000	2,654,748
7.75%, 8/15/2030 (c)	1,196,050	951,209
Lamar Media Corp. 4.88%, 1/15/2029	2,235,000	2,233,228
Midcontinent Communications 8.00%, 8/15/2032 (c)	418,000	393,732
Neptune Bidco US, Inc. 9.50%, 2/15/2033 (c)	854,000	835,887
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	6,820,000	6,820,641
4.75%, 11/1/2028 (c)	1,425,000	1,418,019
SEE NOTES TO FINANCIAL STATEMENTS.

132	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Outfront Media Capital LLC
4.25%, 1/15/2029 (c)	4,020,000	3,944,384
7.38%, 2/15/2031 (c)	505,000	530,903
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	2,405,000	2,504,206
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	2,955,000	2,953,258
4.00%, 7/15/2028 (c)	5,920,000	5,779,362
5.50%, 7/1/2029 (c)	5,625,000	5,630,683
5.88%, 4/15/2032 (c)	1,285,000	1,281,951
Stagwell Global LLC 5.63%, 8/15/2029 (c)	3,830,000	3,530,267
TEGNA, Inc. 5.00%, 9/15/2029	4,890,000	4,885,371
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	5,460,000	5,608,528
7.38%, 6/30/2030 (c)	920,000	920,018
9.38%, 8/1/2032 (c)	762,000	806,323
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	200,000	177,737
		96,244,896
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	2,155,000	2,278,324
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,240,000	1,285,251
6.38%, 9/15/2032 (c)	685,000	711,194
Big River Steel LLC 6.63%, 1/31/2029 (c)	55,000	55,295
Cleveland-Cliffs, Inc.
7.50%, 9/15/2031 (c)	844,000	880,922
7.00%, 3/15/2032 (c)	727,000	738,360
7.63%, 1/15/2034 (c)	2,142,000	2,198,273
Commercial Metals Co. 5.75%, 11/15/2033 (c)	686,000	699,916
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	285,000	300,689
Novelis Corp.
4.75%, 1/30/2030 (c)	5,379,000	5,197,997
6.88%, 1/30/2030 (c)	493,000	508,913
3.88%, 8/15/2031 (c)	1,376,000	1,257,525
6.38%, 8/15/2033 (c)	627,000	633,824
		16,746,483
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (c)	5,000,000	4,959,149
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (h) (i) (j)	2,088,000	2,077,872
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (j)	2,880,000	3,015,662
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (j)	2,920,000	2,963,079
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (j)	1,590,000	1,661,280
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (j)	4,694,000	4,806,290
		14,524,183
Oil, Gas & Consumable Fuels — 2.4%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (c)	500,000	446,056
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	4,980,000	4,978,203
5.38%, 6/15/2029 (c)	2,150,000	2,150,428
5.75%, 10/15/2033 (c)	871,000	884,196
Antero Resources Corp. 5.38%, 3/1/2030 (c)	880,000	893,820
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	1,385,000	1,438,872
6.63%, 7/15/2033 (c)	822,000	852,979
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (k)	200,000	203,127
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	874,000	910,622
7.25%, 7/15/2032 (c)	922,000	975,210
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (h) (i) (j)	3,595,000	3,583,073
Buckeye Partners LP
3.95%, 12/1/2026	1,997,000	1,982,542
4.13%, 12/1/2027	405,000	402,540
4.50%, 3/1/2028 (c)	615,000	613,658
6.75%, 2/1/2030 (c)	1,511,000	1,577,353
Chord Energy Corp.
6.00%, 10/1/2030 (c)	1,454,000	1,485,262
6.75%, 3/15/2033 (c)	945,000	981,472
CNX Resources Corp. 5.88%, 3/1/2034 (c)	550,000	551,006
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	133

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	390,000	407,670
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	1,290,000	1,285,013
5.88%, 1/15/2030 (c)	6,450,000	6,216,148
Crescent Energy Finance LLC
9.25%, 2/15/2028 (c)	1,997,000	2,055,057
9.75%, 10/15/2030 (c)	300,000	322,872
7.88%, 4/15/2032 (c)	1,566,000	1,595,339
7.38%, 1/15/2033 (c)	1,005,000	998,432
8.38%, 1/15/2034 (c)	874,000	903,410
Diversified Gas & Oil Corp.
9.75%, 4/9/2029 (k)	11,250,000	10,913,011
Series FEB, 9.75%, 4/9/2029 (k)	5,000,000	4,976,723
Ecopetrol SA (Colombia)
4.63%, 11/2/2031	2,600,000	2,330,250
8.88%, 1/13/2033	2,280,000	2,421,132
8.38%, 1/19/2036	1,252,000	1,286,430
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (j)	2,030,000	2,066,055
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (j)	305,000	328,544
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (j)	1,870,000	2,006,162
Expand Energy Corp.
6.75%, 4/15/2029 (c)	2,820,000	2,828,205
5.38%, 3/15/2030	695,000	705,552
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	1,405,000	1,454,175
8.63%, 6/25/2033 (c)	230,000	227,735
Genesis Energy LP
8.25%, 1/15/2029	262,000	273,514
7.88%, 5/15/2032	388,000	406,153
8.00%, 5/15/2033	213,000	225,200
6.75%, 3/15/2034 (b)	568,000	574,552
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (k)	400,000	408,500
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,215,000	1,258,209
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	422,000	429,001
5.13%, 6/15/2028 (c)	365,000	365,294
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.25%, 2/15/2030 (c)	1,355,000	1,328,243
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	1,239,000	1,205,672
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	785,000	828,422
6.63%, 1/15/2034 (c)	1,852,000	1,914,005
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	4,120,000	4,166,391
Matador Resources Co.
6.25%, 4/15/2033 (c)	3,017,000	3,070,525
6.00%, 4/15/2034 (c)	558,000	557,327
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (k)	200,000	200,000
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	1,416,000	1,467,497
8.38%, 2/15/2032 (c)	1,019,000	1,068,831
NuStar Logistics LP
6.00%, 6/1/2026	225,000	225,036
5.63%, 4/28/2027	1,180,000	1,191,297
6.38%, 10/1/2030	2,080,000	2,189,911
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	1,250,000	1,254,240
9.88%, 7/15/2031 (c)	1,633,000	1,747,214
6.25%, 2/1/2033 (c)	1,131,000	1,171,130
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (k)	4,500,600	4,373,421
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (k)	500,000	367,350
5.63%, 6/19/2047 (c)	1,600,000	1,023,467
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	2,000,000	2,151,760
5.95%, 1/28/2031	1,630,000	1,595,770
6.70%, 2/16/2032	8,390,000	8,414,331
10.00%, 2/7/2033	4,650,000	5,447,269
6.38%, 1/23/2045	410,000	339,367
6.75%, 9/21/2047	8,500,000	7,067,750
7.69%, 1/23/2050	17,150,000	15,575,630
6.95%, 1/28/2060	2,000,000	1,646,470
Range Resources Corp. 4.75%, 2/15/2030 (c)	693,000	686,075
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	150,000	147,635
6.75%, 3/15/2033 (c)	1,168,000	1,230,399
SM Energy Co.
6.75%, 9/15/2026	960,000	960,841
6.63%, 1/15/2027	1,685,000	1,686,223
8.38%, 7/1/2028 (c)	1,060,000	1,095,578
SEE NOTES TO FINANCIAL STATEMENTS.

134	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.50%, 7/15/2028	480,000	482,715
6.75%, 8/1/2029 (c)	1,178,000	1,204,454
8.63%, 11/1/2030 (c)	4,385,000	4,640,856
8.75%, 7/1/2031 (c)	2,032,000	2,133,354
7.00%, 8/1/2032 (c)	1,004,000	1,022,392
9.63%, 6/15/2033 (c)	632,000	698,825
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (c)	1,270,000	1,260,030
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027	595,000	601,427
Sunoco LP
7.00%, 5/1/2029 (c)	890,000	923,038
4.50%, 5/15/2029	2,460,000	2,423,806
4.50%, 4/30/2030	2,060,000	2,016,177
5.63%, 3/15/2031 (c)	1,325,000	1,336,391
5.38%, 7/15/2031 (b) (c)	514,000	515,200
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,550,000	2,547,515
6.00%, 12/31/2030 (c)	2,235,000	2,264,951
6.00%, 9/1/2031 (c)	675,000	682,176
6.75%, 3/15/2034 (c)	1,345,000	1,382,262
Transcanada Trust (Canada)
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (j)	1,796,000	1,815,505
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (j)	3,396,000	3,412,202
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	1,900,000	1,860,518
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	845,000	792,543
3.88%, 11/1/2033 (c)	1,625,000	1,446,280
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	1,884,000	1,933,144
9.50%, 2/1/2029 (c)	1,347,000	1,444,729
9.88%, 2/1/2032 (c)	3,710,000	3,930,519
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	943,000	979,596
6.50%, 1/15/2034 (c)	3,087,000	3,248,817
6.50%, 6/15/2034 (c)	667,000	700,324
6.75%, 1/15/2036 (c)	1,225,000	1,304,883
		200,578,463
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (c)	435,000	435,589
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Passenger Airlines — continued
5.75%, 4/20/2029 (c)	5,295,000	5,354,869
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	3,282,000	3,335,319
United Airlines Holdings, Inc. 4.88%, 3/1/2029	750,000	755,410
		9,881,187
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	8,245,000	8,237,341
Prestige Brands, Inc. 5.13%, 1/15/2028 (c)	1,150,000	1,149,165
		9,386,506
Pharmaceuticals — 0.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	2,241,000	2,317,491
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (c)	2,500,000	2,326,575
5.00%, 2/15/2029 (c)	350,000	264,250
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	420,000	436,633
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	869,000	923,567
Organon & Co.
4.13%, 4/30/2028 (c)	3,795,000	3,725,421
5.13%, 4/30/2031 (c)	2,990,000	2,656,930
		12,650,867
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (c)	330,000	327,965
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	150,000	145,523
		473,488
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	853,000	840,854
5.25%, 4/15/2030 (c)	980,000	926,971
9.75%, 4/15/2030 (c)	1,138,000	1,226,208
Triad Properties Corp. 0.00%, 4/1/2052 ‡	4,090,023	4,233,174
		7,227,207
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	1,742,000	1,777,605
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	291,000	310,008
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	135

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc.
4.38%, 4/15/2028 (c)	635,000	629,571
4.75%, 4/15/2029 (c)	3,045,000	3,047,530
5.95%, 6/15/2030 (c)	3,545,000	3,614,961
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	2,389,000	2,480,508
6.63%, 7/24/2033 (c)	565,000	595,431
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,690,000	1,654,356
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	2,362,000	2,416,719
6.25%, 8/15/2033 (c)	1,155,000	1,199,236
		17,725,925
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	3,225,000	3,032,355
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	607,000	613,541
NCR Voyix Corp. 5.13%, 4/15/2029 (c)	3,729,000	3,658,757
RingCentral, Inc. 8.50%, 8/15/2030 (c)	1,315,000	1,380,797
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	6,048,000	6,038,905
6.50%, 6/1/2032 (c)	545,000	555,492
		15,279,847
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (c)	540,000	538,955
5.25%, 7/15/2030 (c)	860,000	855,695
6.25%, 1/15/2033 (c)	108,000	110,355
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	1,378,000	1,413,690
6.25%, 9/15/2032 (c)	673,000	681,442
		3,600,137
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	395,000	392,663
4.63%, 11/15/2029 (c)	2,561,000	2,521,107
4.75%, 3/1/2030	898,000	883,854
Bath & Body Works, Inc.
7.50%, 6/15/2029	365,000	371,859
6.75%, 7/1/2036	115,000	115,400
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (e)	36,352	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,775,000	1,688,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	4,065,000	3,929,344
5.50%, 10/1/2030 (c)	522,000	525,278
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	337,527
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	422,000	412,140
PetSmart LLC 7.50%, 9/15/2032 (c)	2,325,000	2,352,621
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c) (e)	402,300	1,760
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	6,663,000	6,551,655
Staples, Inc. 10.75%, 9/1/2029 (c)	2,860,000	2,624,233
		22,707,902
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	416,000	438,764
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	800,000	784,633
8.25%, 12/15/2029 (c)	780,000	823,024
8.50%, 7/15/2031 (c)	542,000	570,145
Xerox Corp. 10.25%, 10/15/2030 (c)	505,000	363,600
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	930,000	353,307
8.88%, 11/30/2029 (c)	648,000	184,872
		3,518,345
Trading Companies & Distributors — 0.3%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	4,529,000	4,743,779
8.63%, 5/15/2032 (c)	555,000	593,652
Herc Holdings, Inc. 7.00%, 6/15/2030 (c)	885,000	927,406
Imola Merger Corp. 4.75%, 5/15/2029 (c)	8,260,000	8,120,037
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	2,037,000	2,109,753
United Rentals North America, Inc.
4.88%, 1/15/2028	3,756,000	3,753,816
5.38%, 11/15/2033 (c)	1,286,000	1,296,485
6.13%, 3/15/2034 (c)	1,850,000	1,938,027
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	1,445,000	1,455,541
6.38%, 3/15/2029 (c)	1,758,000	1,807,275
6.63%, 3/15/2032 (c)	1,185,000	1,232,719
6.38%, 3/15/2033 (c)	803,000	837,225
		28,815,715
SEE NOTES TO FINANCIAL STATEMENTS.

136	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	80,000	75,177
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	445,000	472,222
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	3,309,000	3,443,900
Millicom International Cellular SA (Guatemala) 4.50%, 4/27/2031 (c)	400,000	372,218
		4,363,517
Total Corporate Bonds (Cost $1,227,566,907)		1,247,905,888
Asset-Backed Securities — 10.5%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.32%, 10/15/2038 (a) (c)	4,915,000	4,931,234
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 1/9/2034 (c)	3,273,846	3,280,568
Series 2025-DS1, Class B, 9.38%, 1/9/2034 (c)	2,100,000	2,132,991
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	5,630,000	5,644,732
Series 2024-B, Class C, 5.06%, 9/15/2029 (c)	2,000,000	2,003,617
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	2,078,000	2,082,404
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	6,000,000	6,020,066
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 5.32%, 7/17/2037 (a) (c)	1,808,000	1,813,214
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	34,250	33,277
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (c)	1,800,000	1,842,437
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,210,000	2,246,824
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	2,300,000	2,378,203
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	1,330,000	1,357,677
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	1,050,000	1,071,818
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	2,400,000	2,488,872
Series 2025-4, Class C, 4.83%, 1/13/2031 (c)	5,570,000	5,632,895
Series 2025-2, Class C, 5.11%, 3/12/2031 (c)	1,400,000	1,416,293
Series 2025-2, Class D, 5.50%, 7/14/2031 (c)	2,000,000	2,042,280
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	1,515,000	1,539,993
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	2,000,000	2,119,238
Series 2025-4, Class D, 5.25%, 9/12/2031 (c)	12,540,000	12,752,530
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	1,900,000	1,981,733
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,700,000	3,833,786
Series 2024-3, Class E, 7.92%, 3/12/2032 (c)	3,200,000	3,370,492
Series 2024-4, Class E, 7.19%, 4/12/2032 (c)	4,000,000	4,127,810
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	12,710,000	12,865,002
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	14,930,000	15,165,743
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	1,900,000	1,969,637
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	18,400,000	18,578,390
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	3,000,000	3,127,184
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	5,000,000	5,090,942
AMSR Trust Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	4,200,000	4,064,751
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (c)	1,207,000	1,242,565
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	2,700,000	2,832,249
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	400,000	412,592
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	1,000,000	1,038,889
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	403,000	418,436
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	376,000	390,039
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	137

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd. (Jersey) Series 2023-3A, Class D2R, 7.72%, 10/24/2038 (a) (c)	6,000,000	5,822,112
Ballyrock CLO Ltd. (Cayman Islands)
Series 2024-27A, Class A2, 5.27%, 10/25/2037 (a) (c)	2,000,000	2,002,468
Series 2021-17A, Class A2R, 5.27%, 10/20/2038 (a) (c)	8,965,000	8,995,122
Barings CLO Ltd. (Cayman Islands)
Series 2022-3A, Class A2R, 5.26%, 10/20/2037 (a) (c)	3,000,000	3,005,433
Series 2023-3A, Class D2R, 7.57%, 10/15/2038 (a) (c)	2,170,000	2,092,357
Series 2023-4A, Class D1R, 6.13%, 1/20/2039 (a) (c)	3,090,000	3,090,000
Series 2023-4A, Class D2R, 7.33%, 1/20/2039 (a) (c)	1,390,000	1,390,809
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.17%, 12/26/2031 (a) (c)	95,909	96,266
Series 2024-CAR1, Class D, 5.72%, 12/26/2031 (a) (c)	87,450	88,055
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.13%, 10/20/2034 (a) (c)	1,000,000	1,001,094
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,427,513
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,409,771
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,450,674
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,261,051
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	4,000,000	4,173,130
Series 2025-2, Class D, 5.62%, 3/17/2031	1,770,000	1,813,008
Series 2025-4, Class D, 5.41%, 8/15/2031	3,340,000	3,415,610
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	4,600,000	4,758,456
Series 2026-1, Class D, 4.99%, 11/17/2031	7,890,000	7,979,340
Series 2025-4, Class E, 7.18%, 11/15/2032 (c)	9,010,000	9,270,920
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class CRR, 5.52%, 7/18/2034 (a) (c)	3,250,000	3,250,202
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	1,171,390	1,212,007
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (c)	653,871	659,921
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class BR3, 5.12%, 7/20/2032 (a) (c)	1,000,000	1,000,167
Series 2016-1A, Class CR3, 6.87%, 4/20/2034 (a) (c)	2,895,000	2,815,961
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 8.37%, 10/17/2037 (a) (c)	1,000,000	997,896
Series 2021-7A, Class CR, 5.67%, 4/15/2040 (a) (c)	1,750,000	1,756,886
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.07%, 4/19/2035 (a) (c)	6,600,000	6,596,436
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (e)	5,307,329	5,197,467
CoreVest American Finance Trust
Series 2019-1, Class E, 5.57%, 3/15/2052 (a) (c)	300,000	303,627
Series 2019-2, Class E, 5.14%, 6/15/2052 (a) (c)	350,000	330,583
Series 2019-3, Class E, 4.71%, 10/15/2052 (a) (c)	350,000	327,063
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	300,000	302,711
Series 2023-2A, Class A, 5.92%, 5/16/2033 (c)	64,600	64,651
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	391,000	396,407
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	1,467,000	1,493,521
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	708,000	718,669
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	930,000	952,787
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	1,625,000	1,635,860
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	1,000,000	1,014,984
Series 2025-2A, Class C, 5.38%, 3/17/2036 (c)	9,475,000	9,657,067
SEE NOTES TO FINANCIAL STATEMENTS.

138	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	760,000	765,237
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (c)	287,250	261,051
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (c)	1,584,533	1,601,920
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	914,709
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	960,409
Series 2025-1, Class D, 5.41%, 9/15/2032	2,200,000	2,240,125
Series 2025-2, Class D, 4.90%, 12/15/2032	8,600,000	8,683,349
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (c)	6,845,027	6,511,399
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 4.90%, 4/18/2031 (a) (c)	245,994	246,061
Series 2019-68A, Class BRR, 5.22%, 7/15/2035 (a) (c)	1,700,000	1,703,215
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (c)	1,600,000	1,592,850
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	115,852	116,053
Series 2022-1A, Class E, 5.53%, 3/15/2029 (c)	2,400,000	2,399,347
Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	3,000,000	3,132,874
Elmwood CLO Ltd. (Cayman Islands)
Series 2023-2A, Class CR, 5.67%, 4/16/2036 (a) (c)	2,615,000	2,616,946
Series 2019-3A, Class BRR, 5.37%, 7/18/2037 (a) (c)	1,650,000	1,653,846
Series 2024-12RA, Class CR, 5.67%, 10/20/2037 (a) (c)	2,308,334	2,312,621
Series 2021-2A, Class ER, 8.32%, 4/20/2038 (a) (c)	2,000,000	1,863,962
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	301,388	304,558
Series 2022-4A, Class D, 5.98%, 12/15/2028	112,148	112,914
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	973,229
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1A, Class D, 6.69%, 6/15/2029	447,222	454,104
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	510,014
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,070,000	1,066,136
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	3,007,000	2,945,049
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	900,000	998,905
Series 2025-3A, Class D, 5.57%, 10/15/2031	3,530,000	3,626,145
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,445,000	3,504,654
Series 2026-1A, Class D, 5.00%, 5/17/2032	10,140,000	10,246,540
Series 2025-3A, Class E, 7.52%, 12/15/2032 (c)	3,000,000	3,137,173
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	2,696,000	2,786,094
First Investors Auto Owner Trust Series 2025-1A, Class D, 5.22%, 12/15/2033 (c)	6,000,000	6,096,946
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	1,900,000	1,860,034
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	1,900,000	1,859,289
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (c)	3,300,000	3,250,719
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	2,700,000	2,527,897
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	1,300,000	1,214,992
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (c)	42,692	42,718
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	300,000	302,789
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (c)	3,000,000	3,007,500
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (c)	283,501	305,410
Galaxy CLO Ltd. (Cayman Islands) Series 2023-32A, Class D1R, 6.62%, 1/20/2039 (a) (c)	4,883,000	4,883,000
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (c)	7,375,866	7,618,289
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	139

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (c)	255,631	257,396
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	2,500,000	2,512,538
Series 2024-2A, Class C, 6.03%, 2/15/2030 (c)	1,420,000	1,447,785
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	2,465,000	2,531,328
GoldenTree Loan Opportunities Ltd. (Cayman Islands) Series 2016-12A, Class CR, 5.88%, 7/21/2030 (a) (c)	33,236	33,241
GS Mortgage-Backed Securities Trust Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (d)	6,912,891	6,948,021
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.62%, 7/20/2038 (a) (c)	1,680,000	1,685,576
Hertz Vehicle Financing LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	243,333	243,669
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	595,000	603,249
Series 2023-3A, Class D, 9.43%, 2/25/2028 (c)	8,185,000	8,380,291
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	14,000,000	13,825,444
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	2,000,000	2,009,534
Series 2024-1A, Class D, 9.22%, 1/25/2029 (c)	2,500,000	2,612,203
Series 2025-1A, Class D, 7.98%, 9/25/2029 (c)	8,250,000	8,490,823
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	19,080,000	20,218,193
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	1,500,000	1,609,177
Series 2025-5A, Class D, 7.74%, 5/25/2030 (c)	1,870,000	1,923,787
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	958,000	995,472
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	2,245,000	2,319,846
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	4,492,000	4,847,772
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	2,810,000	2,914,492
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (c)	6,926,000	6,849,561
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (c)	88,023	88,139
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	209,131	208,910
Honey Hill Park CLO Ltd. (Cayman Islands)
Series 2026-1A, Class D1, 0.00%, 4/24/2039 (a) (b) (c)	9,180,000	9,180,000
Series 2026-1A, Class D2, 0.00%, 4/24/2039 (a) (b) (c)	1,310,000	1,309,800
Series 2026-1A, Class E, 0.00%, 4/24/2039 (a) (b) (c)	13,550,000	13,376,546
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	1,641,673	1,659,975
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	2,500,000	2,540,250
Ista Jet Seri 6.97%, 4/5/2032 ‡ (c)	5,000,000	5,000,000
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	3,500,000	3,554,950
Series 2025-1A, Class B, 11.25%, 12/10/2040 (c)	4,619,968	4,611,652
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 5.53%, 7/20/2031 (a) (c)	250,000	250,474
Series 40A, Class BR, 5.37%, 10/20/2034 (a) (c)	2,000,000	2,002,574
Series 2023-52A, Class CR, 5.62%, 7/16/2038 (a) (c)	1,850,000	1,856,255
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	50,000	150,148
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	50,000	86,510
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	50,000	102,429
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	821,760	396,879
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	47,946	47,926
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	1,950,000	1,971,580
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	915,000	918,719
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	450,000	453,720
SEE NOTES TO FINANCIAL STATEMENTS.

140	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	800,000	821,439
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	2,100,000	2,130,871
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	3,000,000	3,081,914
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	5,700,000	5,770,329
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	4,000,000	4,055,617
Series 2025-2A, Class D, 5.98%, 10/20/2034 (c)	7,280,000	7,403,513
Series 2025-3A, Class C, 5.04%, 5/21/2035 (c)	3,820,000	3,859,337
Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	16,500,000	16,740,372
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.32%, 7/15/2034 (a) (c)	3,530,000	3,536,492
Series 2020-45A, Class CRR, 5.57%, 7/15/2034 (a) (c)	1,075,000	1,075,110
Series 2021-49A, Class B1R, 5.12%, 10/19/2034 (a) (c)	8,050,000	8,061,825
Series 2021-52A, Class BR, 5.22%, 1/22/2035 (a) (c)	4,700,000	4,707,647
Series 2021-38A, Class D1R, 6.52%, 10/17/2038 (a) (c)	5,430,000	5,329,789
Magnetite Ltd. (Cayman Islands)
Series 2016-17A, Class BR2, 5.62%, 4/20/2037 (a) (c)	2,208,000	2,210,197
Series 2024-40A, Class B1, 5.42%, 7/15/2037 (a) (c)	2,900,000	2,905,069
Series 2025-45A, Class E, 8.17%, 4/15/2038 (a) (c)	2,000,000	1,973,284
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	2,000,000	2,044,530
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	635,000	657,674
Marlette Funding Trust Series 2023-1A, Class C, 7.20%, 4/15/2033 (c)	27,890	27,922
Merchants Fleet Funding LLC Series 2025-1A, Class D, 5.76%, 1/20/2039 (c)	3,750,000	3,800,454
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (c)	7,550,000	7,581,262
Series 2026-1A, Class B, 6.31%, 2/20/2032 (c)	1,890,000	1,897,356
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mpire Series 2025-M, 11.16%, 9/19/2030 ‡ (c)	1,499,002	1,503,244
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (c)	3,747,504	3,758,109
Nautical Solutions 9.20%, 8/1/2031 ‡	4,315,106	4,385,227
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.07%, 7/16/2036 (a) (c)	2,260,000	2,262,063
Series 2021-42A, Class CR, 5.52%, 7/16/2036 (a) (c)	4,400,000	4,405,918
Series 2020-38A, Class BR2, 5.07%, 10/20/2036 (a) (c)	4,700,000	4,706,599
Series 2020-38A, Class CR2, 5.55%, 10/20/2036 (a) (c)	2,500,000	2,500,193
Series 2019-34A, Class BR2, 5.32%, 7/20/2039 (a) (c)	3,300,000	3,315,012
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	168,000	164,441
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (c)	2,850,000	2,800,804
Series 2022-SFR2, Class F, 4.00%, 9/4/2039 (c)	5,000,000	4,870,400
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (d)	8,192,890	8,377,409
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	146,536	145,221
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	51,413	50,695
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.42%, 4/21/2037 (a) (c)	4,300,000	4,302,133
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 5.42%, 7/20/2037 (a) (c)	1,400,000	1,402,734
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-1A, Class C, 5.63%, 4/15/2031 (a) (c)	2,000,000	2,002,090
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.27%, 7/21/2037 (a) (c)	16,800,000	16,684,786
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	468,000	471,651
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	600,000	604,731
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	400,000	401,900
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	141

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	1,522,000	1,594,340
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	1,500,000	1,550,013
Oneslt 8.00%, 12/15/2030 ‡	3,306,449	3,306,449
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	628,000	628,844
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	7,300,000	7,342,608
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	4,210,000	4,238,155
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	170,122	168,231
Palmer Square CLO Ltd. (Cayman Islands)
Series 2021-2A, Class BR, 5.37%, 2/15/2038 (a) (c)	4,300,000	4,310,935
Series 2025-1A, Class E, 8.17%, 4/20/2038 (a) (c)	765,000	715,132
Peace Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class BR, 5.25%, 10/20/2038 (a) (c)	5,400,000	5,411,113
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	2,670,000	2,681,956
PRET LLC
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (c) (d)	7,533,182	7,540,305
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (c) (d)	5,086,697	5,098,252
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (c) (d)	6,596,953	6,617,942
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	736,000	737,342
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	1,980,465	2,030,769
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	4,641,033	4,647,066
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	2,563,000	2,587,882
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	3,631,000	3,708,601
RR 19 Ltd. (Cayman Islands) Series 2021-19A, Class DR, 8.37%, 4/15/2040 (a) (c)	1,700,000	1,629,722
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Santander Bank Auto Credit-Linked Notes Series 2023-B, Class E, 8.41%, 12/15/2033 (c)	1,043,486	1,067,447
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	431,086
Series 2022-7, Class C, 6.69%, 3/17/2031	169,661	172,741
Series 2025-2, Class D, 5.47%, 5/15/2031	2,400,000	2,462,346
Series 2025-3, Class D, 5.11%, 9/15/2031	5,730,000	5,833,724
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,967,694
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,998,924
Series 2025-4, Class D, 4.95%, 1/15/2032	3,123,000	3,160,579
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,265,796
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,410,648	1,446,378
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,690,562	1,783,182
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,421,041	6,583,869
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (c)	2,770,000	2,824,218
Series 2025-2A, Class E, 6.21%, 6/20/2036 (c)	3,920,000	4,075,610
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (a)	7,500,000	7,490,625
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (a)	7,500,000	7,503,283
Stifel SBA IO Trust Series 2024-1A, Class A2, 1.27%, 6/25/2050 (a) (c)	47,867,551	1,722,150
Stifel SBA Trust Series 2025-2A, Class A1, 2.56%, 8/25/2036 (a) (c)	55,788,294	3,374,478
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	9,301,262	9,632,006
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.28%, 4/16/2031 (a) (c)	1,900,000	1,903,545
Series 2018-19A, Class C, 5.68%, 4/16/2031 (a) (c)	940,000	941,281
Series 2019-21A, Class CR2, 5.42%, 7/15/2032 (a) (c)	3,000,000	2,999,061
Series 2020-23A, Class CR2, 5.42%, 1/15/2034 (a) (c)	3,600,000	3,598,366
SEE NOTES TO FINANCIAL STATEMENTS.

142	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-29A, Class BR, 5.32%, 10/15/2035 (a) (c)	6,455,000	6,472,667
Series 2022-32A, Class BR, 5.32%, 10/23/2035 (a) (c)	4,225,000	4,232,719
Series 2016-18A, Class CR4, 5.62%, 10/23/2037 (a) (c)	8,180,000	8,192,916
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (c)	233,301	233,740
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	4,684,305	4,714,595
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	9,240,000	9,238,078
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (c)	101,000	100,587
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.20%, 9/18/2042 (a) (c)	3,050,000	3,056,951
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	100,000	100,000
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	100,000	100,000
United States Small Business Administration Series 2025-25J, Class 1, 4.79%, 10/1/2050	4,740,000	4,852,558
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (c)	4,000,000	3,995,000
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 21.38%, 2/20/2030 ‡ (a) (c)	56,114	56,114
Series 2022-PT3, Class A, 21.17%, 4/20/2030 ‡ (a) (c)	39,759	39,418
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (c) (d)	1,111,969	1,114,635
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (c)	1,540,000	1,558,258
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.68%, 1/15/2035 (a) (c)	2,000,000	2,005,850
Wehle Park CLO Ltd. (Jersey) Series 2022-1A, Class ER, 9.07%, 10/21/2038 (a) (c)	1,000,000	911,657
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	4,615,000	4,670,341
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	2,540,000	2,600,166
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	437,000	446,203
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	632,000	647,781
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	576,000	591,036
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	3,900,000	3,965,531
Total Asset-Backed Securities (Cost $856,929,315)		864,275,581
Foreign Government Securities — 3.7%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	829,000	897,181
8.63%, 2/4/2030 (k)	800,000	865,796
5.88%, 2/16/2031 (k)	3,900,000	3,787,875
7.63%, 5/29/2032 (k)	2,300,000	2,358,075
9.45%, 2/4/2033 (c)	1,846,000	2,070,990
7.30%, 9/30/2033 (k)	200,000	200,700
8.50%, 1/31/2047 (k)	2,700,000	2,578,500
8.70%, 3/1/2049 (k)	700,000	680,092
8.88%, 5/29/2050 (k)	3,200,000	3,128,000
Argentine Republic
1.00%, 7/9/2029	700,000	617,533
4.12%, 7/9/2035 (d)	15,960,000	12,003,915
5.00%, 1/9/2038 (d)	1,700,000	1,336,464
3.50%, 7/9/2041 (d)	2,700,000	1,886,045
Barbados Government Bond 8.00%, 6/26/2035 (k)	2,000,000	2,135,684
Benin Government Bond
7.96%, 2/13/2038 (c)	2,842,000	2,979,864
7.96%, 2/13/2038 (k)	950,000	996,084
Commonwealth of the Bahamas
8.95%, 10/15/2032 (k)	1,000,000	1,128,980
8.25%, 6/24/2036 (c)	2,277,000	2,548,259
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	550,379	534,556
3.60%, 6/15/2035 (c) (d)	4,346,960	3,551,466
Dominican Republic Government Bond
6.00%, 2/22/2033 (c)	150,000	153,000
6.00%, 2/22/2033 (k)	500,000	510,000
6.95%, 3/15/2037 (c)	4,400,000	4,725,600
6.15%, 5/17/2038 (c)	2,877,000	2,881,698
6.40%, 6/5/2049 (k)	2,050,000	2,054,100
7.15%, 2/24/2055 (c)	5,850,000	6,341,400
5.88%, 1/30/2060 (k)	1,450,000	1,307,900
Federal Republic of Nigeria
6.13%, 9/28/2028 (c)	1,000,000	1,008,130
6.13%, 9/28/2028 (k)	3,200,000	3,226,016
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	143

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.14%, 2/23/2030 (k)	3,600,000	3,711,384
8.75%, 1/21/2031 (k)	1,000,000	1,085,500
10.38%, 12/9/2034 (c)	1,400,000	1,668,765
8.63%, 1/13/2036 (k)	1,500,000	1,612,500
7.70%, 2/23/2038 (k)	3,300,000	3,294,852
9.13%, 1/13/2046 (c)	2,530,000	2,752,640
8.25%, 9/28/2051 (k)	800,000	795,600
Federative Republic of Brazil
7.13%, 5/13/2054	800,000	814,768
7.25%, 1/12/2056	2,500,000	2,540,000
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (k)	1,000,000	1,045,000
7.50%, 1/13/2029 (k)	1,000,000	1,048,440
5.85%, 7/7/2030 (k)	2,100,000	2,111,550
5.75%, 11/12/2032 (c)	5,761,000	5,663,063
7.38%, 10/10/2047 (k)	5,000,000	4,940,000
Islamic Republic of Pakistan
6.00%, 4/8/2026 (c)	1,100,000	1,098,900
6.00%, 4/8/2026 (k)	1,700,000	1,698,300
7.38%, 4/8/2031 (k)	11,200,000	11,060,000
8.88%, 4/8/2051 (k)	2,100,000	2,073,750
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	1,067,000	1,174,169
Kingdom of Bahrain
5.45%, 9/16/2032 (k)	600,000	572,628
6.63%, 10/6/2037 (c)	1,000,000	974,995
7.50%, 9/20/2047 (k)	600,000	604,977
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (k)	658,000	639,905
Provincia de Cordoba 8.60%, 2/3/2035 (c)	1,851,000	1,809,630
Republic of Angola
8.25%, 5/9/2028 (k)	7,500,000	7,563,284
8.00%, 11/26/2029 (k)	5,000,000	4,975,000
9.24%, 1/15/2031 (c)	1,400,000	1,421,057
8.75%, 4/14/2032 (k)	400,000	392,423
8.75%, 4/14/2032 (c)	600,000	588,634
9.88%, 10/15/2035 (c)	2,500,000	2,545,437
Republic of Armenia 3.60%, 2/2/2031 (k)	2,200,000	2,026,750
Republic of Colombia
8.00%, 4/20/2033	500,000	535,250
8.00%, 11/14/2035	5,300,000	5,656,425
8.75%, 11/14/2053	3,579,000	3,930,816
Republic of Congo (The) 9.88%, 11/7/2032 (k)	2,300,000	2,127,500
Republic of Costa Rica
7.00%, 4/4/2044 (k)	400,000	443,925
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

7.30%, 11/13/2054 (c)	1,565,000	1,787,685
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (k)	3,600,000	3,855,600
6.13%, 6/15/2033 (k)	2,300,000	2,278,150
8.08%, 4/1/2036 (c)	5,481,000	5,909,285
8.25%, 1/30/2037 (c)	4,600,000	5,023,200
6.75%, 2/25/2041 (c)	7,278,000	6,943,212
Republic of Ecuador
6.90%, 7/31/2030 (d) (k)	1,674,000	1,652,956
8.75%, 1/29/2034 (c)	1,325,000	1,336,925
6.90%, 7/31/2035 (d) (k)	6,467,831	5,868,570
9.25%, 1/29/2039 (c)	15,623,000	15,888,591
5.00%, 7/31/2040 (d) (k)	5,711,364	4,660,528
Republic of El Salvador
8.63%, 2/28/2029 (k)	1,852,000	1,993,789
9.25%, 4/17/2030 (c)	2,390,000	2,587,175
7.12%, 1/20/2050 (k)	350,000	317,013
9.50%, 7/15/2052 (k)	350,000	393,780
9.65%, 11/21/2054 (c)	4,957,000	5,633,073
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	100,000	98,375
0.00%, 7/3/2026 (c)	17,600	17,314
5.00%, 7/3/2029 (c) (d)	2,828,350	2,768,926
5.00%, 7/3/2035 (c) (d)	3,265,600	2,954,755
Republic of Guatemala
6.05%, 8/6/2031 (k)	2,000,000	2,102,000
6.60%, 6/13/2036 (c)	700,000	759,938
6.25%, 8/15/2036 (c)	1,221,000	1,293,878
6.55%, 2/6/2037 (c)	200,000	216,563
Republic of Honduras
6.25%, 1/19/2027 (k)	1,350,000	1,366,457
8.63%, 11/27/2034 (c)	4,250,000	4,936,630
8.63%, 11/27/2034 (k)	850,000	987,326
Republic of Iraq 5.80%, 1/15/2028 (k)	937,500	932,813
Republic of Kenya
9.75%, 2/16/2031 (c)	1,635,000	1,790,325
9.75%, 2/16/2031 (k)	2,100,000	2,299,500
8.00%, 5/22/2032 (k)	200,000	208,126
7.88%, 10/9/2033 (c)	2,200,000	2,191,750
9.50%, 3/5/2036 (c)	5,427,000	5,702,420
8.80%, 10/9/2038 (c)	2,265,000	2,241,217
Republic of Montenegro 7.25%, 3/12/2031 (c)	1,950,000	2,088,333
Republic of Panama
5.66%, 2/23/2038	858,000	861,668
7.88%, 3/1/2057	2,500,000	3,015,000
SEE NOTES TO FINANCIAL STATEMENTS.

144	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Paraguay
6.10%, 8/11/2044 (k)	1,000,000	1,040,188
5.60%, 3/13/2048 (k)	1,500,000	1,457,535
5.40%, 3/30/2050 (c)	4,100,000	3,870,400
6.65%, 3/4/2055 (k)	1,000,000	1,097,000
Republic of Rwanda 5.50%, 8/9/2031 (c)	4,000,000	3,751,240
Republic of Serbia
6.50%, 9/26/2033 (c)	400,000	435,494
6.00%, 6/12/2034 (c)	800,000	842,331
6.00%, 6/12/2034 (k)	400,000	421,166
Republic of South Africa
7.10%, 11/19/2036 (c)	1,800,000	1,935,450
6.30%, 6/22/2048	500,000	456,875
5.75%, 9/30/2049	900,000	757,125
7.30%, 4/20/2052	200,000	201,900
7.95%, 11/19/2054 (c)	3,542,000	3,825,360
7.95%, 11/19/2054 (k)	1,000,000	1,080,000
7.25%, 12/11/2055 (c)	5,555,000	5,555,000
Republic of Trinidad and Tobago 6.40%, 6/26/2034 (k)	500,000	507,500
Republic of Turkiye (The) 7.63%, 5/15/2034	1,164,000	1,246,644
Republic of Zambia
5.75%, 6/30/2033 (c) (d)	1,131,296	1,100,185
0.50%, 12/31/2053 (k)	1,700,000	1,243,652
Romania Government Bond 7.50%, 2/10/2037 (c)	3,400,000	3,851,554
State of Mongolia 4.45%, 7/7/2031 (k)	200,000	189,000
Suriname Government International Bond
7.70%, 11/6/2030 (c)	3,151,000	3,244,553
8.50%, 11/6/2035 (c)	6,338,000	6,768,984
Total Foreign Government Securities (Cost $292,043,407)		305,333,702
Loan Assignments — 0.4% (j) (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/28/2031	148,492	148,455
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031	629,491	628,314
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031	1,357,632	1,351,237
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — continued
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031	990,006	981,839
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032	1,538,375	1,536,806
		3,869,882
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028	494,832	494,926
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031	396,560	377,299
		872,225
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 4/1/2032	932,655	922,331
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033	465,333	464,193
		1,386,524
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031	286,181	286,061
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031	1,023,066	1,016,528
		1,302,589
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032	370,327	370,327
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031	781,107	780,326
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031	1,568,721	1,566,070
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	145

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028	110,052	110,171
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030	530,667	528,942
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030	1,369,109	1,352,570
		1,881,512
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031	1,349,382	1,311,006
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028	445,027	360,102
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031	301,225	204,080
		1,875,188
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/10/2033 (m)	460,784	460,236
SPX FLOW, Inc., 1st Lien Term Loan B (PRIME + 1.75%), 8.50%, 4/5/2029	500,000	499,775
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/8/2031	446,631	446,631
		1,406,642
Media — 0.1%
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.56%, 5/1/2029	3,191,940	2,755,697
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028	379,485	378,669
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029	925,794	891,660
		1,270,329
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030	1,189,025	1,156,660
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 10/31/2031	669,417	639,628
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031	493,734	492,105
		1,131,733
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029	770,978	765,389
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029	1,239,102	1,205,027
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031	712,425	687,939
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029	444,375	277,734
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033	1,110,092	1,020,496
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031	1,614,132	1,525,016
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028	590,041	547,511
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031	1,638,494	1,547,557
		6,811,280
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (m)	1,217,588	1,167,363
SEE NOTES TO FINANCIAL STATEMENTS.

146	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Specialty Retail — continued
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.68%, 8/18/2032	1,632,990	1,622,098
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029	370,313	365,606
		3,155,067
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (m)	2,067,520	2,061,069
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 4/30/2032	143,556	143,428
Total Loan Assignments (Cost $36,470,407)		35,448,877
Municipal Bonds — 0.1% (n)
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	1,590,000	858,600
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	2,165,000	1,169,100
New York — 0.1%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	5,566,000	5,764,300
Series 2024, Rev., 6.03%, 12/15/2031	650,000	676,262
Total New York		6,440,562
Total Municipal Bonds (Cost $9,851,500)		8,468,262
	SHARES
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (c)	48,665	406,112
INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.0% ^
Altice France Sa ‡	1,131	22,062
Total Common Stocks (Cost $327,772)		428,174
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ * (Cost $—)	334	5,344
	SHARES
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (o) (p) (Cost $161,579,170)	161,520,608	161,585,217
Total Investments — 100.9% (Cost $8,252,216,427)		8,340,050,533
Liabilities in Excess of Other Assets — (0.9)%		(71,902,361)
NET ASSETS — 100.0%		8,268,148,172

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	147

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $50,098,011 or 0.61% of the
Fund’s net assets as of February 28, 2026.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(k)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of February 28, 2026.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2056 (a)	(33,900,000)	(29,367,299)
TBA, 3.50%, 3/25/2056 (a)	(40,100,000)	(37,785,446)
TBA, 4.00%, 3/25/2056 (a)	(41,993,000)	(40,809,358)
TBA, 5.50%, 3/25/2056 (a)	(375,300,000)	(381,317,106)
TBA, 6.00%, 3/25/2056 (a)	(278,218,905)	(285,365,867)
TBA, 6.50%, 3/25/2056 (a)	(4,300,000)	(4,466,017)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 3/15/2056 (a)	(118,200,000)	(108,398,705)
TBA, 4.00%, 3/15/2056 (a)	(87,403,000)	(84,070,633)
TBA, 4.50%, 3/15/2056 (a)	(145,600,000)	(143,882,376)
TBA, 5.00%, 3/15/2056 (a)	(29,690,000)	(29,790,732)
TBA, 5.50%, 3/15/2056 (a)	(170,701,312)	(172,879,703)
(Proceeds received of $1,312,176,994)		(1,318,133,242)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

148	February 28, 2026

GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	944	03/06/2026	EUR	145,362,890	2,495,675
U.S. Treasury 10 Year Note	6,093	06/18/2026	USD	693,269,156	2,922,198
U.S. Treasury 2 Year Note	2,170	06/30/2026	USD	454,038,596	455,562
U.S. Treasury 5 Year Note	6,658	06/30/2026	USD	733,212,250	1,866,025
					7,739,460
Short Contracts
U.S. Treasury 10 Year Ultra Note	(1,553)	06/18/2026	USD	(181,288,484)	(1,046,250)
U.S. Treasury Long Bond	(1,946)	06/18/2026	USD	(230,479,375)	(2,845,100)
U.S. Treasury Ultra Bond	(1,675)	06/18/2026	USD	(203,617,188)	(2,876,362)
U.S. Treasury 5 Year Note	(778)	06/30/2026	USD	(85,677,250)	(262,503)
					(7,030,215)
					709,245

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	149

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Forward foreign currency exchange contracts outstanding as of February 28, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	27,738,920	GBP	14,269,880	Morgan Stanley	3/16/2026	508,241
AUD	83,176,078	USD	57,891,590	Standard Chartered Bank	3/16/2026	1,297,953
BRL	100,721,103	USD	19,087,390	BNP Paribas**	3/16/2026	489,584
CHF	15,092,679	USD	19,518,095	Goldman Sachs International	3/16/2026	142,636
EUR	16,107,223	USD	19,029,212	BNP Paribas	3/16/2026	16,224
EUR	16,571,758	USD	19,572,141	Goldman Sachs International	3/16/2026	22,568
JPY	2,934,938,034	USD	18,741,207	Morgan Stanley	3/16/2026	73,997
KRW	14,440,469,504	USD	9,924,039	Citigroup Global Markets Holdings, Inc.**	3/16/2026	105,546
NZD	16,877,713	USD	10,088,147	Citibank, NA	3/16/2026	41,267
NZD	17,062,668	USD	10,201,087	Morgan Stanley	3/16/2026	39,330
NZD	64,080,395	USD	38,375,089	Standard Chartered Bank	3/16/2026	83,724
USD	19,539,393	JPY	3,028,646,939	Goldman Sachs International	3/16/2026	123,443
USD	1,351,626	NZD	2,240,350	BNP Paribas	3/16/2026	7,047
USD	8,587,931	NZD	14,199,340	Goldman Sachs International	3/16/2026	65,984
ZAR	157,470,692	USD	9,841,611	Merrill Lynch International	3/16/2026	37,388
ZAR	306,918,542	USD	18,930,191	Morgan Stanley	3/16/2026	324,489
EUR	450,000	USD	532,357	Morgan Stanley	4/15/2026	554
Total unrealized appreciation						3,379,975
CHF	8,195,472	AUD	15,107,028	Goldman Sachs International	3/16/2026	(74,455)
CHF	15,075,110	USD	19,769,945	Goldman Sachs International	3/16/2026	(132,102)
EUR	16,151,280	CHF	14,773,059	Goldman Sachs International	3/16/2026	(146,843)
EUR	300,000	USD	355,251	BNP Paribas	3/16/2026	(526)
EUR	700,000	USD	832,860	Morgan Stanley	3/16/2026	(5,169)
GBP	15,077,547	EUR	17,244,884	Morgan Stanley	3/16/2026	(70,890)
GBP	14,497,956	USD	19,779,562	Goldman Sachs International	3/16/2026	(240,933)
GBP	14,510,647	USD	19,804,276	Morgan Stanley	3/16/2026	(248,544)
JPY	3,130,468,527	EUR	17,182,875	Morgan Stanley	3/16/2026	(248,599)
NZD	17,062,668	CHF	7,886,194	Morgan Stanley	3/16/2026	(32,666)
NZD	32,720,840	USD	19,712,441	Morgan Stanley	3/16/2026	(74,537)
USD	38,202,798	CAD	52,179,494	State Street Bank & Trust	3/16/2026	(71,958)
USD	19,533,919	CHF	15,145,800	Goldman Sachs International	3/16/2026	(196,010)
USD	19,114,468	CHF	14,823,746	Morgan Stanley	3/16/2026	(195,932)
AUD	28,667,921	NZD	34,000,154	Citibank, NA	4/15/2026	(32,873)
Total unrealized depreciation						(1,772,037)
Net unrealized appreciation						1,607,938

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
NZD	New Zealand Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

150	February 28, 2026

USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of February 28, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.42	USD2,200,000	8,478	(41,764)	(33,286)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.42	USD5,000,000	4,043	(79,693)	(75,650)
							12,521	(121,457)	(108,936)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 11,043,000	(783,523)	(64,560)	(848,083)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 12,345,000	(879,035)	(69,039)	(948,074)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 16,459,000	(1,168,233)	(95,789)	(1,264,022)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 16,460,000	(1,170,528)	(93,571)	(1,264,099)
						(4,001,319)	(322,959)	(4,324,278)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	151

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of February 28, 2026:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	12,521	(108,936)
SEE NOTES TO FINANCIAL STATEMENTS.

152	February 28, 2026

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 59.2%
Australia — 0.9%
Amcor UK Finance plc 3.75%, 2/20/2033	EUR1,200,000	1,430,903
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	169,799
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,155,933
Glencore Capital Finance DAC
4.15%, 4/29/2031 (a)	EUR1,600,000	1,979,172
3.75%, 2/4/2032 (a)	EUR4,900,000	5,926,512
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	462,603
6.38%, 10/6/2030 (b)	29,000	31,390
2.85%, 4/27/2031 (b)	450,000	419,937
2.63%, 9/23/2031 (b)	398,000	363,011
5.63%, 4/4/2034 (b)	2,433,000	2,573,167
5.67%, 4/1/2035 (b)	2,070,000	2,186,989
		16,699,416
Austria — 0.2%
Benteler International AG
7.25%, 6/15/2031 (b)	EUR253,000	319,267
7.25%, 6/15/2031 (a)	EUR1,800,000	2,271,466
Lenzing AG (EURIBOR ICE Swap Rate 3 Year + 12.11%), 9.00%, 4/9/2028 (a) (d) (e) (f)	EUR400,000	471,319
		3,062,052
Belgium — 0.7%
Azelis Finance NV
5.75%, 3/15/2028 (a)	EUR1,300,000	1,559,490
4.75%, 9/25/2029 (a)	EUR1,100,000	1,339,073
4.13%, 3/10/2031 (b) (g)	EUR720,000	856,918
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,297,984
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	206,531
(EUR Swap Annual 5 Year + 2.25%), 4.75%, 4/17/2035 (a) (f)	EUR500,000	619,440
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Belgium — continued
Ontex Group NV 5.25%, 4/15/2030 (a)	EUR2,100,000	2,401,862
Shurgard Luxembourg SARL 4.00%, 5/27/2035 (a)	EUR2,100,000	2,508,063
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	942,411
		11,731,772
Brazil — 0.6%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	1,138,910	1,168,222
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	144,375
Guara Norte SARL
5.20%, 6/15/2034 (b)	972,378	952,817
5.20%, 6/15/2034 (a)	577,534	565,916
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	965,000	1,007,407
MV24 Capital BV
6.75%, 6/1/2034 (b)	697,500	709,962
6.75%, 6/1/2034 (a)	556,612	566,557
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	45,756
7.00%, 3/16/2047 (a)	505,000	562,449
Vale Overseas Ltd.
6.13%, 6/12/2033	1,785,000	1,925,011
6.40%, 6/28/2054	515,000	537,058
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (b) (f)	690,000	703,497
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	1,386,313	1,474,864
		10,363,891
Canada — 1.2%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	1,420,000	1,286,352
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	560,880
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	66,535
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	153

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Canada — continued
Emera US Finance LP 2.64%, 6/15/2031	6,772,000	6,213,632
Enbridge, Inc.
5.55%, 6/20/2035	6,820,000	7,151,207
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,349,722
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	2,023,000	2,334,783
TransCanada PipeLines Ltd. 4.63%, 3/1/2034	1,500,000	1,491,476
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	757,000	758,651
		21,213,238
Chile — 0.0% ^
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	334,723	271,231
Chile Electricity Lux Mpc II Sarl 5.58%, 10/20/2035 (a)	293,251	303,222
		574,453
China — 0.0% ^
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	199,850
Country Garden Holdings Co. Ltd.
Series REG, 5.00% (Blend (Cash 1.00% + PIK 4.00%)), 12/31/2032 (a) (h)	161,987	21,193
Series AI, 2.25% (PIK), 12/31/2034 (h)	21,223	1,724
Far East Horizon Ltd. 5.88%, 3/5/2028 (a)	585,000	589,388
		812,155
Colombia — 0.2%
AI Candelaria -spain- SA
5.75%, 6/15/2033 (a)	646,000	576,305
5.75%, 6/15/2033 (b)	250,000	223,028
Ecopetrol SA 8.88%, 1/13/2033	280,000	297,332
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia — continued
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	1,143,000	1,074,420
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	507,000	581,028
		2,752,113
Czech Republic — 0.1%
CPI Property Group SA 4.75%, 7/22/2030 (a)	EUR1,700,000	1,970,584
Denmark — 0.3%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR700,000	792,798
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	2,252,499
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR2,150,000	2,625,669
		5,670,966
Finland — 0.1%
Mehilainen Yhtiot Oy 5.13%, 6/30/2032 (a)	EUR1,400,000	1,688,500
France — 7.8%
Air France-KLM (EURIBOR ICE Swap Rate 5 Year + 3.58%), 5.75%, 5/21/2030 (a) (d) (e) (f)	EUR800,000	965,965
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,245,176
1.38%, 5/13/2031 (a)	EUR300,000	329,561
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR2,800,000	3,503,935
Altice France SA
7.25%, 11/1/2029 (b)	EUR1,753,050	2,087,824
4.75%, 10/15/2030 (b)	EUR1,600,611	1,820,359
5.50%, 10/15/2031 (b)	EUR228,659	261,529
5.50%, 10/15/2031 (a)	EUR1,390,763	1,590,686
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	943,806
3.25%, 1/19/2033 (a)	EUR600,000	710,608
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
AXA SA
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (a) (f)	EUR900,000	1,091,871
(EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	714,665
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,468,000	1,794,197
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR550,000	651,365
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,068,979
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	1,020,000	1,085,694
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	520,768
(EURIBOR 3 Month + 0.95%), 4.13%, 9/26/2032 (a) (f)	EUR500,000	621,617
BPCE SA
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	467,930
4.38%, 7/13/2028 (a)	EUR900,000	1,103,072
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	7,286,000	6,561,437
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	227,032
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	3,182,000	3,427,501
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR419,000	366,695
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR175,000	33,150
Cie de Saint-Gobain SA 3.50%, 4/4/2033 (a)	EUR1,700,000	2,033,408
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
Credit Agricole SA
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	681,457
2.00%, 3/25/2029 (a)	EUR200,000	229,856
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (d) (e) (f)	EUR300,000	378,851
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,626,172
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR800,000	931,110
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR2,400,000	3,097,956
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR4,800,000	5,493,011
6.25%, 5/23/2033 (b)	4,250,000	4,664,329
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,386,796
Engie SA 1.25%, 10/24/2041 (a)	EUR200,000	157,615
Eutelsat Communications SACA
5.75%, 3/15/2031 (b)	EUR840,000	1,004,901
6.25%, 3/15/2033 (b)	EUR163,000	195,008
Eutelsat SA
1.50%, 10/13/2028 (a)	EUR1,600,000	1,829,485
9.75%, 4/13/2029 (a)	EUR1,900,000	2,371,183
Fnac Darty SA 4.75%, 4/1/2032 (a)	EUR400,000	485,630
Forvia SE
2.38%, 6/15/2027 (a)	EUR117,000	137,531
3.75%, 6/15/2028 (a)	EUR1,428,571	1,688,696
5.63%, 6/15/2030 (b)	EUR234,000	289,792
5.63%, 6/15/2030 (a)	EUR1,200,000	1,486,112
5.38%, 3/15/2031 (b)	EUR1,005,000	1,229,158
5.38%, 3/15/2031 (a)	EUR600,000	733,825
5.50%, 6/15/2031 (a)	EUR2,000,000	2,454,984
Iliad Holding SAS
5.63%, 10/15/2028 (a)	EUR450,000	539,206
6.88%, 4/15/2031 (a)	EUR1,200,000	1,509,574
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	728,516
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	155

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
1.88%, 2/11/2028 (a)	EUR1,000,000	1,160,032
5.38%, 2/15/2029 (a)	EUR1,000,000	1,247,576
5.63%, 2/15/2030 (a)	EUR2,900,000	3,688,533
Loxam SAS
4.50%, 2/15/2027 (a)	EUR388,000	458,765
4.25%, 2/15/2030 (a)	EUR450,000	542,234
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR1,200,000	1,416,161
5.88%, 4/17/2028 (a)	EUR1,800,000	2,209,840
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,257,461
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR1,073,000	1,268,817
4.13%, 7/15/2030 (b)	EUR648,000	774,453
4.50%, 7/15/2032 (b)	EUR482,000	578,998
4.50%, 7/15/2032 (a)	EUR1,700,000	2,042,109
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR1,000,000	1,229,840
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR2,900,000	3,623,849
Renault SA
2.00%, 9/28/2026 (a)	EUR900,000	1,059,946
2.50%, 6/2/2027 (a)	EUR800,000	941,894
1.13%, 10/4/2027 (a)	EUR2,200,000	2,534,405
Rexel SA
2.13%, 6/15/2028 (a)	EUR1,000,000	1,164,648
4.00%, 9/15/2030 (a)	EUR600,000	723,603
5.25%, 9/15/2030 (a)	EUR2,000,000	2,452,011
SNF Group SACA 4.50%, 3/15/2032 (a)	EUR1,300,000	1,588,768
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (c) (d) (e) (f)	372,000	396,248
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	485,674
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
(EUR Swap Annual 5 Year + 5.23%), 7.88%, 1/18/2029 (a) (c) (d) (e) (f)	EUR1,100,000	1,418,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,118,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	508,370
(EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (a) (f)	EUR2,000,000	2,524,240
(EURIBOR ICE Swap Rate 5 Year + 3.78%), 6.13%, 3/17/2032 (a) (c) (d) (e) (f)	EUR400,000	489,950
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	3,277,000	3,496,901
(EURIBOR 3 Month + 1.40%), 3.75%, 9/2/2033 (a) (f)	EUR4,900,000	5,840,287
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	849,310
TotalEnergies Capital SA 5.28%, 9/10/2054	4,208,000	4,041,793
Valeo SE
5.38%, 5/28/2027 (a)	EUR1,200,000	1,453,625
4.50%, 4/11/2030 (a)	EUR2,900,000	3,521,787
5.13%, 5/20/2031 (a)	EUR1,700,000	2,106,982
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR1,100,000	1,291,423
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR900,000	1,134,672
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(EURIBOR ICE Swap Rate 5 Year + 2.05%), 4.37%, 5/20/2030 (a) (d) (e) (f)	EUR3,300,000	4,002,618
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.32%, 10/24/2032 (a) (d) (e) (f)	EUR1,000,000	1,193,033
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	112,925
Viridien
8.50%, 10/15/2030 (b)	EUR349,025	440,640
8.50%, 10/15/2030 (a)	EUR949,421	1,198,633
		140,149,070
Germany — 5.9%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	409,004
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (d) (e) (f)	EUR1,400,000	1,632,655
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (b)	EUR382,000	461,830
Bayer AG
Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (a) (f)	EUR1,000,000	1,257,902
(EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR3,700,000	4,845,906
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,800,000	2,140,478
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (a)	EUR1,750,000	2,153,563
7.13%, 6/15/2031 (b)	EUR685,000	836,318
7.13%, 6/15/2031 (a)	EUR500,000	610,451
Cidron Atrium SE 5.63%, 2/15/2033 (b)	EUR448,000	528,232
Commerzbank AG
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR2,600,000	3,497,261
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Germany — continued
Series 1061, (EURIBOR 3 Month + 1.38%), 3.63%, 1/14/2032 (a) (f)	EUR2,500,000	3,006,421
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (f)	EUR3,900,000	4,763,658
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	239,780
6.38%, 4/15/2030 (a)	EUR1,650,000	2,008,306
CTEC II GmbH 5.25%, 2/15/2030 (a)	EUR1,200,000	1,343,042
Deutsche Bahn AG Series CB, (EUR Swap Annual 5 Year + 1.89%), 1.60%, 7/18/2029 (a) (d) (e) (f)	EUR300,000	332,963
Deutsche Bank AG
(EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (a) (f)	EUR1,900,000	2,134,117
(EURIBOR ICE Swap Rate 5 Year + 5.11%), 7.38%, 10/30/2031 (a) (c) (d) (e) (f)	EUR1,600,000	2,066,480
(SOFR + 1.14%), 4.73%, 2/6/2032 (f)	1,035,000	1,043,844
(EURIBOR 3 Month + 1.50%), 1.38%, 2/17/2032 (a) (f)	EUR3,000,000	3,235,399
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	422,117
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR2,300,000	2,759,217
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR4,650,000	5,993,813
IHO Verwaltungs GmbH
(8.75% (Cash), 5/15/2028 (a) (h) (i)	EUR1,263,169	1,544,482
7.00% (Cash), 11/15/2031 (a) (h)	EUR2,923,000	3,741,401
Nidda Healthcare Holding GmbH
7.00%, 2/21/2030 (a)	EUR1,800,000	2,207,070
5.38%, 10/23/2030 (b)	EUR832,000	1,018,033
5.38%, 10/23/2030 (a)	EUR250,000	305,899
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR2,200,000	2,725,920
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	157

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Progroup AG
5.13%, 4/15/2029 (a)	EUR1,300,000	1,577,600
5.38%, 4/15/2031 (a)	EUR400,000	486,107
Schaeffler AG
3.38%, 10/12/2028 (a)	EUR2,000,000	2,377,399
4.75%, 8/14/2029 (a)	EUR1,900,000	2,330,080
5.38%, 4/1/2031 (a)	EUR3,100,000	3,891,514
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR2,296,000	2,787,188
4.63%, 7/15/2032 (a)	EUR900,000	1,068,831
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR1,100,000	1,300,925
TUI Cruises GmbH
6.25%, 4/15/2029 (b)	EUR124,000	151,648
6.25%, 4/15/2029 (a)	EUR1,850,000	2,262,493
5.00%, 5/15/2030 (a)	EUR700,000	853,668
Volkswagen Financial Services NV 5.25%, 7/14/2031 (a)	GBP1,300,000	1,774,201
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	200,000	209,776
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	361,156
3.25%, 11/18/2030 (a)	EUR600,000	712,627
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR5,050,000	6,203,545
Vonovia SE
0.75%, 9/1/2032 (a)	EUR4,500,000	4,508,418
4.25%, 4/10/2034 (a)	EUR2,700,000	3,326,893
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.12%, 5/8/2030 (a) (d) (e) (f)	EUR1,800,000	2,203,711
ZF Europe Finance BV
2.50%, 10/23/2027 (a)	EUR1,500,000	1,761,740
6.13%, 3/13/2029 (a)	EUR2,200,000	2,724,470
7.00%, 6/12/2030 (a)	EUR1,100,000	1,396,543
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,500,000	1,727,097
3.75%, 9/21/2028 (a)	EUR1,400,000	1,654,958
		106,918,150
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Greece — 0.7%
Alpha Bank SA
(EURIBOR ICE Swap Rate 5 Year + 3.27%), 6.00%, 9/13/2034 (a) (f)	EUR2,200,000	2,798,422
(EURIBOR ICE Swap Rate 5 Year + 1.93%), 4.31%, 7/23/2036 (a) (f)	EUR400,000	478,325
Eurobank SA
(EUR Swap Annual 5 Year + 3.71%), 6.25%, 4/25/2034 (a) (f)	EUR1,600,000	2,032,446
(EURIBOR ICE Swap Rate 5 Year + 2.00%), 4.25%, 4/30/2035 (a) (f)	EUR600,000	719,660
Intralot Capital Luxembourg SA
6.75%, 10/15/2031 (b)	EUR445,000	517,747
6.75%, 10/15/2031 (a)	EUR1,100,000	1,279,825
National Bank of Greece SA (EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.88%, 6/28/2035 (a) (f)	EUR2,350,000	2,991,788
Piraeus Bank SA
(EUR Swap Annual 5 Year + 4.77%), 7.25%, 4/17/2034 (a) (f)	EUR1,400,000	1,822,917
(EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.38%, 9/18/2035 (a) (f)	EUR600,000	749,366
		13,390,496
Hungary — 0.1%
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (a) (f)	983,000	1,042,287
India — 0.1%
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,379,400	1,329,914
Indonesia — 0.1%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	1,740,000	1,791,781
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	390,000
		2,181,781
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ireland — 1.7%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	645,772
5.75%, 6/6/2028	342,000	354,180
4.63%, 9/10/2029	150,000	152,099
3.30%, 1/30/2032	8,188,000	7,651,690
AIB Group plc
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (a) (c) (d) (e) (f)	EUR1,650,000	2,112,922
(EURIBOR ICE Swap Rate 5 Year + 1.40%), 3.75%, 12/2/2036 (a) (f)	EUR400,000	473,792
Avolon Holdings Funding Ltd.
6.38%, 5/4/2028 (b)	285,000	296,933
5.75%, 3/1/2029 (b)	3,030,000	3,152,018
5.75%, 11/15/2029 (b)	567,000	592,005
5.15%, 1/15/2030 (b)	1,840,000	1,883,681
5.38%, 5/30/2030 (b)	7,654,000	7,909,682
4.95%, 10/15/2032 (b)	995,000	997,181
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR1,810,000	2,213,083
5.00%, 4/30/2031 (a)	EUR2,300,000	2,770,821
		31,205,859
Italy — 6.5%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR2,150,000	2,550,796
Banca Monte dei Paschi di Siena SpA
(EURIBOR 3 Month + 1.30%), 3.50%, 5/28/2031 (a) (f)	EUR1,100,000	1,317,462
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 4.38%, 10/2/2035 (a) (f)	EUR700,000	850,764
Banco BPM SpA
(EUR Swap Annual 5 Year + 2.45%), 5.00%, 6/18/2034 (a) (f)	EUR1,600,000	1,976,731
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.00%, 1/1/2036 (a) (f)	EUR2,700,000	3,232,426
Dolcetto Holdco SpA
5.63%, 7/14/2032 (b)	EUR545,000	658,098
5.63%, 7/14/2032 (a)	EUR1,900,000	2,294,286
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
Enel Finance International NV
1.63%, 7/12/2026 (b) (j)	1,010,000	1,000,688
3.50%, 4/6/2028 (b)	200,000	197,992
2.13%, 7/12/2028 (b) (j)	425,000	406,754
0.75%, 6/17/2030 (a) (j)	EUR200,000	216,174
0.88%, 1/17/2031 (a)	EUR493,000	528,161
2.50%, 7/12/2031 (b) (j)	3,036,000	2,766,285
5.00%, 6/15/2032 (b)	6,000,000	6,177,403
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	946,959
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR500,000	543,614
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (a) (d) (e) (f)	EUR1,300,000	1,717,755
Eni SpA
4.25%, 5/9/2029 (b)	250,000	251,659
5.75%, 5/19/2035 (b)	6,680,000	7,101,023
5.95%, 5/15/2054 (b)	860,000	882,267
Fibercop SpA
2.38%, 10/12/2027 (a)	EUR500,000	587,074
6.88%, 2/15/2028 (a)	EUR2,434,000	3,057,585
1.63%, 1/18/2029	EUR2,702,000	3,058,959
7.75%, 1/24/2033	EUR1,500,000	2,074,155
Generali
2.43%, 7/14/2031 (a)	EUR200,000	227,259
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	245,724
Gruppo San Donato SpA
6.50%, 10/31/2031 (b)	EUR1,440,000	1,731,876
6.50%, 10/31/2031 (a)	EUR900,000	1,082,422
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,559,000	1,804,702
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/2028 (a)	EUR800,000	923,712
3.75%, 4/1/2030 (a)	EUR300,000	361,483
3.63%, 10/13/2032 (a)	EUR600,000	710,535
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	159

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (a) (c) (d) (e) (f)	EUR250,000	304,080
5.25%, 1/13/2030 (a)	EUR1,595,000	2,052,525
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (a) (c) (d) (e) (f)	EUR300,000	348,215
5.13%, 8/29/2031 (a)	EUR400,000	521,109
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (a) (c) (d) (e) (f)	EUR2,300,000	2,981,265
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR8,550,000	10,390,930
6.63%, 6/20/2033 (b)	1,220,000	1,360,364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	680,000	602,802
Lottomatica Group Spa
4.88%, 1/31/2031 (b)	EUR472,000	575,893
4.88%, 1/31/2031 (a)	EUR2,300,000	2,806,259
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,491,000	1,817,058
Mundys SpA
1.88%, 7/13/2027 (a)	EUR284,000	332,571
1.88%, 2/12/2028 (a)	EUR1,400,000	1,624,553
4.75%, 1/24/2029 (a)	EUR2,800,000	3,454,064
4.50%, 1/24/2030 (a)	EUR1,400,000	1,731,383
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,808,000	2,220,622
Pro-Gest SpA 3.25%, 12/15/2024 (a) (k)	EUR477,000	252,221
Rekeep SpA
9.00%, 9/15/2029 (b)	EUR261,000	270,537
9.00%, 9/15/2029 (a)	EUR850,000	881,060
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,432,000	2,999,429
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR700,000	1,035,139
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,296,000	1,635,148
7.88%, 7/31/2028 (a)	EUR2,160,000	2,821,796
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
1.63%, 1/18/2029 (a)	EUR2,798,000	3,193,119
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	477,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	198,915
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (a) (c) (d) (e) (f)	EUR2,000,000	2,380,924
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	699,990
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,300,000	1,598,135
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (a) (c) (d) (e) (f)	EUR1,000,000	1,270,809
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (a) (f)	EUR200,000	235,973
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	384,133
(EURIBOR 3 Month + 1.40%), 3.80%, 1/16/2033 (a) (f)	EUR7,550,000	9,118,691
4.20%, 6/11/2034 (a)	EUR2,600,000	3,187,047
		117,247,342
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	1,175,000	1,222,902
Japan — 0.8%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	697,308
Nissan Motor Co. Ltd.
5.25%, 7/17/2029 (b)	EUR505,000	618,003
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Japan — continued
5.25%, 7/17/2029 (a)	EUR2,000,000	2,447,536
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR2,825,000	3,296,732
SoftBank Group Corp.
5.25%, 10/10/2029 (a)	EUR1,050,000	1,261,571
5.88%, 7/10/2031 (a)	EUR1,300,000	1,549,287
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,137,341
1.00%, 7/9/2029	EUR363,000	404,663
5.30%, 7/5/2034	2,842,000	2,963,424
		14,375,865
Jersey — 0.2%
Deepocean Ltd.
6.00%, 4/8/2031 (b)	EUR613,000	753,190
6.00%, 4/8/2031 (a)	EUR1,400,000	1,720,172
Waga Bondco Ltd.
8.50%, 6/15/2030 (b)	GBP220,000	260,578
8.50%, 6/15/2030 (a)	GBP1,200,000	1,421,334
		4,155,274
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	1,705,000	1,748,614
5.75%, 4/19/2047 (a)	1,620,000	1,549,692
6.38%, 10/24/2048 (a)	885,000	902,753
		4,201,059
Luxembourg — 1.4%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR950,000	788,382
Altice France Lux 3 10.00%, 1/15/2033 (b)	350,449	329,322
Essendi SA
6.38%, 10/15/2029 (a)	EUR2,155,000	2,663,946
5.50%, 11/15/2031 (a)	EUR2,150,000	2,625,954
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR1,113,000	562,495
INEOS Finance plc 6.38%, 4/15/2029 (a)	EUR2,028,000	2,165,442
Logicor Financing SARL 1.63%, 1/17/2030 (a)	EUR2,000,000	2,236,582
Maxam Prill SARL 6.00%, 7/15/2030 (a)	EUR2,400,000	2,922,875
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Luxembourg — continued
NJJ Continental SA 4.50%, 1/30/2030 (a)	EUR800,000	973,752
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,127,000	3,849,639
SELP Finance SARL, REIT
0.88%, 5/27/2029 (a)	EUR1,400,000	1,556,622
3.75%, 1/16/2032 (a)	EUR2,700,000	3,245,367
SES SA
0.88%, 11/4/2027 (a)	EUR130,000	148,328
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (f)	EUR700,000	813,815
		24,882,521
Macau — 0.0% ^
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	593,000	592,152
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	1,846,000	1,276,072
Mexico — 0.9%
Alpek SAB de CV 3.25%, 2/25/2031 (a)	675,000	547,503
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	1,290,000	1,283,743
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	1,148,000	1,145,015
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	2,011,721	2,095,885
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (a)	556,000	559,220
Petroleos Mexicanos
8.75%, 6/2/2029	1,273,745	1,370,397
5.95%, 1/28/2031	2,695,000	2,638,405
10.00%, 2/7/2033	1,050,000	1,230,029
7.69%, 1/23/2050	3,415,000	3,101,503
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	161

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mexico — continued
Saavi Energia SARL 8.88%, 2/10/2035 (b)	1,185,000	1,301,739
Southern Copper Corp. 5.88%, 4/23/2045	140,000	146,083
		15,419,522
Morocco — 0.1%
OCP SA
6.88%, 4/25/2044 (a)	945,000	995,652
7.50%, 5/2/2054 (a)	400,000	448,785
		1,444,437
Netherlands — 1.5%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR190,000	234,258
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,197,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	887,350
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,017,000	1,177,252
House of HR Group BV 9.00%, 11/3/2029 (a)	EUR800,000	816,481
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	495,227
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	400,000	435,940
Koninklijke KPN NV (EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (a) (d) (e) (f)	EUR2,100,000	2,575,456
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	470,109
5.13%, 3/1/2029 (a)	EUR1,193,000	1,451,524
5.13%, 2/15/2030 (a)	EUR1,600,000	1,946,606
4.25%, 9/1/2030 (a)	EUR1,400,000	1,682,544
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Netherlands — continued
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,700,000	2,004,266
Trivium Packaging Finance BV
6.63%, 7/15/2030 (b)	EUR307,000	381,534
6.63%, 7/15/2030 (a)	EUR2,100,000	2,609,840
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR2,700,000	3,048,400
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR700,000	851,906
Ziggo Bond Co. BV
3.38%, 2/28/2030 (a)	EUR4,100,000	4,290,715
6.13%, 11/15/2032 (a)	EUR900,000	979,136
		27,535,694
New Zealand — 0.0% ^
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	465,394
Peru — 0.0% ^
Peru LNG Srl, 5.38%, 3/22/2030 (a)	939,125	912,587
Poland — 0.0% ^
ORLEN SA 6.00%, 1/30/2035 (a)	280,000	297,464
Portugal — 0.6%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	874,188
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (f)	EUR4,000,000	4,877,358
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (a) (f)	EUR1,300,000	1,568,971
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR500,000	587,985
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	466,469
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR1,900,000	2,359,253
		10,734,224
Saudi Arabia — 0.2%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	2,770,000	2,766,565
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Slovenia — 0.1%
United Group BV 6.75%, 2/15/2031 (a)	EUR1,000,000	1,234,512
South Africa — 0.4%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	6,145,000	6,427,178
5.75%, 4/5/2034 (b)	1,500,000	1,592,340
		8,019,518
Spain — 4.9%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR100,000	117,567
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (e) (f)	EUR2,000,000	2,448,620
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (a) (d) (e) (f)	EUR1,400,000	1,698,982
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,200,000	1,336,787
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (d) (e) (f)	EUR200,000	240,067
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR1,800,000	2,387,976
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (f)	EUR1,200,000	1,442,063
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.38%, 2/18/2033 (a) (f)	EUR3,300,000	3,908,187
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	790,430
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	666,370
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR1,800,000	2,306,346
4.88%, 10/18/2031 (a)	EUR500,000	640,031
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	482,322
5.13%, 11/6/2035	6,400,000	6,440,250
Bankinter SA
(EURIBOR ICE Swap Rate 1 Year + 1.10%), 3.50%, 9/10/2032 (a) (f)	EUR1,700,000	2,050,139
(EURIBOR ICE Swap Rate 1 Year + 1.20%), 3.63%, 2/4/2033 (a) (f)	EUR4,200,000	5,016,180
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,180,773
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (f)	EUR900,000	1,118,667
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (d) (e) (f)	EUR1,200,000	1,578,996
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (f)	EUR2,400,000	2,960,578
(EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.25%, 7/24/2032 (a) (c) (d) (e) (f)	EUR1,400,000	1,775,210
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (a) (f)	EUR10,800,000	12,999,450
(EUR Swap Annual 5 Year + 3.00%), 6.13%, 5/30/2034 (a) (f)	EUR200,000	255,037
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	2,175,000	2,441,635
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	590,713
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	163

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
Celsa Opco SA 8.25%, 12/15/2030 (a)	EUR1,200,000	1,487,872
Cirsa Finance International Sarl
6.50%, 3/15/2029 (a)	EUR149,000	182,200
4.88%, 10/15/2031 (a)	EUR700,000	843,524
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR1,100,000	1,350,489
6.50%, 3/15/2029 (a)	EUR1,100,000	1,345,103
4.88%, 10/15/2031 (b)	EUR1,155,000	1,391,815
eDreams ODIGEO SA
4.88%, 12/30/2030 (b)	EUR661,000	682,282
4.88%, 12/30/2030 (a)	EUR1,490,000	1,537,973
Grifols SA
2.25%, 11/15/2027 (a)	EUR765,000	899,450
3.88%, 10/15/2028 (a)	EUR1,600,000	1,877,809
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR950,000	831,697
10.38%, 1/30/2030 (a)	EUR448,000	390,191
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 3/20/2026 (a) (d) (e) (f)	EUR300,000	353,746
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR1,142,000	1,363,342
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR248,128	293,463
5.75%, 4/30/2029 (a)	EUR1,150,000	1,400,808
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	139,458
Telefonica Europe BV
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR2,600,000	3,028,870
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR5,500,000	6,973,132
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR2,400,000	3,133,736
(EURIBOR ICE Swap Rate 8 Year + 3.12%), 5.75%, 1/15/2032 (a) (d) (e) (f)	EUR800,000	1,001,158
		87,381,494
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Sweden — 0.8%
Asmodee Group AB
5.75%, 12/15/2029 (b)	EUR104,000	128,969
5.75%, 12/15/2029 (a)	EUR1,360,000	1,686,522
4.25%, 12/15/2031 (b)	EUR300,000	359,532
4.25%, 12/15/2031 (a)	EUR800,000	958,753
Assemblin Caverion Group AB 6.25%, 7/1/2030 (a)	EUR1,000,000	1,226,472
Heimstaden Bostad AB (EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (a) (d) (e) (f)	EUR1,400,000	1,755,483
Samhallsbyggnadsbolaget I Norden Holding AB
2.25%, 7/12/2027 (a)	EUR750,000	847,143
1.13%, 9/26/2029 (a)	EUR1,150,000	1,124,821
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	959,490
Verisure Holding AB
5.50%, 5/15/2030 (b)	EUR450,000	548,285
5.50%, 5/15/2030 (a)	EUR1,479,000	1,802,029
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,650,000	1,943,068
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	870,503
		14,211,070
Switzerland — 1.4%
Dufry One BV
2.00%, 2/15/2027 (a)	EUR1,575,000	1,848,872
4.75%, 4/18/2031 (a)	EUR2,600,000	3,180,297
Holcim Finance Luxembourg SA
0.50%, 4/23/2031 (a)	EUR1,400,000	1,454,103
0.63%, 1/19/2033 (a)	EUR500,000	494,020
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	334,005
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	202,052
Tyco Electronics Group SA 3.25%, 1/31/2033	EUR400,000	470,995
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Switzerland — continued
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	1,122,000	1,124,950
4.28%, 1/9/2028 (b)	1,898,000	1,902,814
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	585,000	637,691
(EURIBOR ICE Swap Rate 1 Year + 0.78%), 2.88%, 2/12/2030 (a) (f)	EUR1,200,000	1,417,193
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	974,000	971,220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	4,590,000	4,126,626
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.75%, 3/17/2032 (a) (f)	EUR2,900,000	3,672,184
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	524,966
0.63%, 1/18/2033 (a)	EUR1,200,000	1,176,816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	389,044
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	800,000	935,594
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	830,641
		25,694,083
Taiwan — 0.1%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	384,955
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Taiwan — continued
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	697,225
2.25%, 4/23/2031 (b)	700,000	644,931
		1,727,111
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (b)	1,091,000	1,147,994
United Arab Emirates — 0.0% ^
Aldar Properties PJSC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.62%, 4/15/2055 (a) (f)	290,000	300,640
United Kingdom — 7.9%
888 Acquisitions Ltd.
(EURIBOR 3 Month + 5.50%), 7.52%, 7/15/2028 (a) (f)	EUR420,000	473,327
10.75%, 5/15/2030 (a)	GBP400,000	499,295
8.00%, 9/30/2031 (b)	EUR643,000	674,756
8.00%, 9/30/2031 (a)	EUR500,000	524,693
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR2,515,000	3,101,868
Astrazeneca Finance LLC 5.00%, 2/26/2034	1,235,000	1,285,569
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR900,000	991,156
4.00%, 9/18/2042	3,990,000	3,481,810
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (f)	5,240,000	5,534,081
(GBP SWAP OIS SONIA 1 Year + 2.55%), 7.09%, 11/6/2029 (a) (f)	GBP500,000	716,504
(SONIA + 2.06%), 5.85%, 3/21/2035 (a) (f)	GBP2,000,000	2,777,593
(EURIBOR ICE Swap Rate 1 Year + 1.55%), 4.35%, 5/8/2035 (a) (f)	EUR1,300,000	1,599,104
(EURIBOR ICE Swap Rate 5 Year + 2.10%), 4.97%, 5/31/2036 (a) (f)	EUR1,300,000	1,620,623
(SOFR + 1.51%), 5.21%, 2/24/2037 (f)	735,000	734,306
BAT Capital Corp. 7.08%, 8/2/2043	2,505,000	2,847,622
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	165

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
BCP V Modular Services Finance II plc
4.75%, 11/30/2028 (a)	EUR2,050,000	2,345,996
6.50%, 7/10/2031 (b)	EUR1,261,000	1,396,376
6.50%, 7/10/2031 (a)	EUR300,000	332,207
Bellis Acquisition Co. plc
8.13%, 5/14/2030 (a)	GBP1,100,000	1,364,001
8.00%, 7/1/2031 (b)	EUR615,000	691,649
Boots Group Finco LP
5.38%, 8/31/2032 (b)	EUR816,000	1,003,771
5.38%, 8/31/2032 (a)	EUR940,000	1,156,304
Cadent Finance plc
0.63%, 3/19/2030 (a)	EUR800,000	865,253
3.75%, 4/16/2033 (a)	EUR1,500,000	1,807,854
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	271,345
EC Finance plc 3.25%, 10/15/2026 (a) (j)	EUR1,349,000	1,574,857
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP594,872	704,366
Froneri Lux FinCo. SARL 4.75%, 8/1/2032 (a)	EUR2,300,000	2,673,888
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	876,188
Hammerson plc, REIT 5.88%, 10/8/2036 (a)	GBP700,000	961,626
Heathrow Funding Ltd.
6.75%, 12/3/2026 (a)	GBP300,000	411,419
1.50%, 2/11/2030 (a)	EUR300,000	334,294
1.13%, 10/8/2030 (a)	EUR1,000,000	1,084,883
6.00%, 3/5/2032 (a)	GBP600,000	841,817
4.50%, 7/11/2033 (a)	EUR500,000	627,725
1.88%, 3/14/2034 (a)	EUR250,000	259,173
5.88%, 5/13/2041 (a)	GBP300,000	404,620
HSBC Holdings plc
5.75%, 12/20/2027 (a)	GBP200,000	275,549
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	385,980
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,162,363
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	371,978
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	662,449
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	7,940,000	7,304,583
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP816,000	1,163,153
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,480,000	1,547,538
6.75%, 4/15/2030 (a)	EUR1,424,000	1,410,321
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR500,000	580,272
Jaguar Land Rover Automotive plc 4.50%, 7/15/2028 (a)	EUR600,000	714,547
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	413,479
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 7.88%, 2/26/2031 (a) (d) (e) (f)	GBP394,000	386,946
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	1,062,980
0.25%, 9/1/2028 (a)	EUR1,000,000	1,117,117
4.28%, 1/16/2035 (a)	EUR1,000,000	1,239,669
Nationwide Building Society (EURIBOR 3 Month + 1.15%), 3.83%, 7/24/2032 (a) (f)	EUR3,200,000	3,889,917
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,885,000	1,930,036
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,804,883
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (f)	6,435,000	6,636,544
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	400,000	451,112
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,930,000	2,248,563
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,800,000	2,070,656
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR2,109,000	2,616,774
PeopleCert Wisdom Issuer plc
5.50%, 6/15/2031 (b)	EUR450,000	514,263
5.50%, 6/15/2031 (a)	EUR1,000,000	1,142,806
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,187,000	1,465,081
Playtech plc 5.88%, 6/28/2028 (a)	EUR500,000	598,530
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP571,000	792,186
7.88%, 12/30/2030 (a)	GBP1,500,000	2,081,048
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP2,419,000	3,251,421
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR700,000	725,902
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	893,756
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	6,875,000	7,172,781
Scottish Hydro Electric Transmission plc 3.38%, 9/4/2032 (a)	EUR700,000	836,965
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	569,404
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	2,170,000	2,296,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	2,850,000	2,881,093
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (f)	2,510,000	2,524,232
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,270,000	1,117,193
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,200,000	1,270,123
Vmed O2 UK Financing I plc
4.00%, 1/31/2029 (a)	GBP600,000	780,220
3.25%, 1/31/2031 (a)	EUR2,200,000	2,429,534
5.63%, 4/15/2032 (a)	EUR3,000,000	3,441,866
Vodafone Group plc
5.75%, 6/28/2054	3,595,000	3,546,202
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.13%, 9/12/2055 (a) (f)	EUR400,000	474,000
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	1,088,810
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	454,217
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR3,600,000	4,131,318
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR2,100,000	2,707,146
		142,485,827
United States — 10.2%
AbbVie, Inc.
5.05%, 3/15/2034	1,440,000	1,494,967
4.25%, 11/21/2049	897,000	754,713
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	41,273
Alphabet, Inc.
4.40%, 2/15/2033	990,000	998,727
4.80%, 2/15/2036	1,730,000	1,758,416
5.65%, 2/15/2056	490,000	501,396
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	103,347
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	167

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.79%), 5.67%, 4/25/2036 (f)	250,000	264,755
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	110,700
Amgen, Inc.
4.85%, 2/19/2036	549,000	551,970
4.88%, 3/1/2053	250,000	223,431
Ardagh Group SA
9.50%, 12/1/2030 (b)	530,000	573,946
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (a) (h)	EUR2,300,000	2,562,335
AT&T, Inc.
4.90%, 11/1/2035	1,250,000	1,252,453
3.50%, 9/15/2053	130,000	88,682
3.55%, 9/15/2055	99,000	67,025
6.05%, 8/15/2056	690,000	702,316
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	172,728
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	512,273
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,126,348
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	317,000	331,870
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	970,000	998,093
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	519,213
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	230,554
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	424,030
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	326,975
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	814,410
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	196,000	205,720
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.13%), 5.05%, 2/6/2037 (f)	3,870,000	3,925,818
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (f)	812,000	768,466
Berry Global, Inc. 5.80%, 6/15/2031	760,000	809,323
BG Energy Capital plc 2.25%, 11/21/2029 (a)	EUR200,000	231,806
Boeing Co. (The) 3.95%, 8/1/2059	377,000	270,189
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	814,862
4.81%, 2/13/2033	2,400,000	2,459,997
BP Capital Markets BV 3.36%, 9/12/2031 (a)	EUR1,200,000	1,440,002
BP Capital Markets plc
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,350,000	1,595,160
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	237,498
Brightstar Lottery Holdings BV 4.25%, 3/15/2030 (a)	EUR400,000	483,068
Brightstar Lottery plc 2.38%, 4/15/2028 (a)	EUR2,200,000	2,574,453
Broadcom, Inc.
4.55%, 2/15/2032	180,000	182,431
3.14%, 11/15/2035 (b)	1,838,000	1,607,063
Carnival plc
4.13%, 7/15/2031 (b)	EUR959,000	1,165,485
4.13%, 7/15/2031 (a)	EUR2,500,000	3,038,283
Carrier Global Corp. 4.50%, 11/29/2032	EUR500,000	630,279
CCO Holdings LLC
5.13%, 5/1/2027 (b)	42,000	41,991
4.25%, 2/1/2031 (b)	660,000	615,186
Celanese US Holdings LLC
6.34%, 1/19/2029 (j)	EUR1,400,000	1,762,710
5.00%, 4/15/2031	EUR900,000	1,076,100
Cencora, Inc.
2.70%, 3/15/2031	2,528,000	2,355,788
3.63%, 5/22/2032	EUR500,000	603,795
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
4.90%, 2/13/2036	86,000	86,604
CF Industries, Inc. 4.95%, 6/1/2043	224,000	205,717
Charter Communications Operating LLC
3.50%, 6/1/2041	1,116,000	803,960
5.13%, 7/1/2049	146,000	115,876
3.90%, 6/1/2052	282,000	185,565
5.25%, 4/1/2053	165,000	133,084
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	579,248
5.75%, 8/15/2034	1,715,000	1,812,280
5.55%, 10/30/2035	2,120,000	2,199,988
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	692,509
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	290,000	296,654
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (e) (f)	413,000	424,600
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (e) (f)	490,000	502,407
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	763,909
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	718,000	723,481
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	292,908
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	126,646
(SOFR + 2.34%), 6.27%, 11/17/2033 (f)	250,000	274,335
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	426,590
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	2,865,000	2,953,293
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (f)	EUR416,000	499,391
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	240,000	244,190
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	854,586
6.04%, 11/15/2033 (b)	200,000	216,692
Comcast Corp.
2.80%, 1/15/2051	130,000	77,703
5.35%, 5/15/2053	1,365,000	1,257,294
2.94%, 11/1/2056	290,000	169,120
Constellation Energy Generation LLC 5.60%, 6/15/2042	78,000	79,221
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (f)	179,000	179,053
Coterra Energy, Inc. 5.40%, 2/15/2035	2,228,000	2,297,592
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	193,152
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	262,786
5.75%, 4/18/2054	580,000	566,073
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	65,135
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	104,710
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	630,000	653,970
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (f)	804,000	815,861
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	169

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	33,876
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	47,137
5.65%, 4/1/2053	15,000	15,078
Duke Energy Progress LLC 5.55%, 3/15/2055	15,000	14,959
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	126,952
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	125,000	129,936
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR1,892,000	2,319,361
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	525,679
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (f)	1,540,000	1,556,071
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	1,344,000	1,406,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (f)	267,000	268,284
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	102,767
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (f)	1,046,000	1,053,755
Expand Energy Corp.
5.38%, 3/15/2030	855,000	867,981
5.70%, 1/15/2035	382,000	400,008
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	271,532
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	685,737
Ford Motor Credit Co. LLC
2.90%, 2/10/2029	2,215,000	2,108,338
5.75%, 4/6/2033	704,000	717,389
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	260,000	271,317
6.25%, 1/25/2035 (b)	1,450,000	1,561,193
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	119,006
4.25%, 3/1/2030	159,000	159,221
4.63%, 8/1/2030	203,000	205,362
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	124,849
General Motors Financial Co., Inc.
2.35%, 1/8/2031	465,000	423,194
5.60%, 6/18/2031	334,000	350,943
5.90%, 1/7/2035	1,165,000	1,224,515
Global Payments, Inc. 5.55%, 11/15/2035	935,000	930,054
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	465,000	463,262
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	350,221
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	867,608
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	205,000	214,674
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	701,233
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	320,000	331,589
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	390,000	403,731
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	266,333
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	171,371
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	273,203
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	392,250
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	168,000	167,402
(SOFR + 1.19%), 5.07%, 1/21/2037 (f)	2,424,000	2,441,049
Graphic Packaging International LLC 2.63%, 2/1/2029 (a)	EUR300,000	344,850
HCA, Inc.
5.20%, 6/1/2028	170,000	174,257
2.38%, 7/15/2031	370,000	334,161
4.60%, 11/15/2032	630,000	631,025
5.75%, 3/1/2035	790,000	836,272
5.50%, 6/15/2047	91,000	86,756
5.25%, 6/15/2049	760,000	696,751
3.50%, 7/15/2051	150,000	103,543
4.63%, 3/15/2052	614,000	508,543
5.95%, 9/15/2054	924,000	919,662
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	379,447
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	552,917
3.50%, 11/2/2026 (a)	150,000	149,437
5.40%, 1/8/2031 (b)	190,000	198,657
JBS NV
6.75%, 3/15/2034	1,043,000	1,162,804
5.95%, 4/20/2035	2,565,000	2,719,596
5.50%, 1/15/2036	1,420,000	1,457,189
4.38%, 2/2/2052	120,000	94,872
7.25%, 11/15/2053	290,000	331,584
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	2,747,000	2,995,741
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	240,009
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (f)	425,000	454,701
(SOFR + 1.61%), 5.39%, 1/16/2036 (f)	523,000	537,744
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Marriott International, Inc. 5.35%, 3/15/2035	220,000	228,542
Mars, Inc. 5.20%, 3/1/2035 (b)	620,000	641,987
Marvell Technology, Inc.
2.95%, 4/15/2031	320,000	299,095
5.45%, 7/15/2035	348,000	362,280
Merck & Co., Inc. 5.55%, 12/4/2055	220,000	220,610
Meta Platforms, Inc.
4.88%, 11/15/2035	366,000	369,644
5.50%, 11/15/2045	865,000	854,586
4.45%, 8/15/2052	148,000	121,484
5.40%, 8/15/2054	495,000	467,347
5.63%, 11/15/2055	330,000	323,012
MetLife, Inc.
10.75%, 8/1/2039	310,000	410,659
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (f)	491,000	487,536
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	180,854
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	687,093
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	315,603
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	464,433
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	588,053
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	897,121
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	772,406
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	600,000	621,350
(SOFR + 1.51%), 5.19%, 4/17/2031 (f)	497,000	514,849
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	2,388,000	2,164,199
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	180,000	187,997
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	476,307
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	171

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	123,949
(SOFR + 1.18%), 5.07%, 1/30/2037 (f)	2,532,000	2,553,583
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	1,531,000	1,613,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (f)	695,000	691,468
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (f)	700,000	704,308
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	372,455
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	234,061
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	249,202
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	115,000	119,449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	85,000	90,111
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	862,000	900,643
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	634,000	640,762
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	459,131
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
5.25%, 6/1/2029 (b)	EUR261,000	317,452
5.25%, 6/1/2029 (a)	EUR500,000	608,147
Oracle Corp.
5.70%, 2/4/2036	867,000	867,486
6.55%, 2/4/2046	1,150,000	1,120,619
4.00%, 7/15/2046	175,000	122,080
3.95%, 3/25/2051	330,000	218,445
5.38%, 9/27/2054	356,000	288,220
6.00%, 8/3/2055	295,000	259,868
6.70%, 2/4/2056	3,265,000	3,166,267
6.85%, 2/4/2066	1,055,000	1,010,704
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	363,403
6.15%, 1/15/2033	1,460,000	1,568,859
6.40%, 6/15/2033	360,000	392,233
6.00%, 8/15/2035	1,118,000	1,191,239
6.00%, 5/1/2056	1,570,000	1,550,654
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	867,000	896,914
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (f)	630,000	628,980
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	66,000	45,995
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	573,000	594,242
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	265,838
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	116,749
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	165,000	171,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (f)	490,000	495,370
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	310,879
Realty Income Corp., REIT 4.88%, 7/6/2030	EUR2,200,000	2,789,625
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	91,862
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	153,392
Schneider Electric SE 3.38%, 9/3/2036 (a)	EUR1,800,000	2,107,608
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR900,000	1,114,979
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (f)	252,000	258,028
Southern California Edison Co. 5.45%, 3/1/2035	81,000	83,343
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	42,000	43,972
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (e) (f)	270,000	284,061
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	700,000	717,128
6.45%, 3/18/2035 (b)	2,466,000	2,548,933
Synopsys, Inc. 5.70%, 4/1/2055	220,000	219,873
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	209,438
5.40%, 6/12/2029	43,000	44,569
5.60%, 6/12/2034	172,000	179,229
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	105,431
T-Mobile USA, Inc. 2.63%, 2/15/2029	34,000	32,720
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	103,099
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	420,539
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	359,469
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	79,578
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	2,735,000	2,731,093
Uber Technologies, Inc.
4.80%, 9/15/2035	1,465,000	1,458,306
5.35%, 9/15/2054	70,000	66,752
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	395,422
Union Electric Co. 3.90%, 4/1/2052	80,000	62,235
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	116,774
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	328,122
Vistra Operations Co. LLC
4.60%, 10/15/2030 (b)	187,000	188,183
6.00%, 4/15/2034 (b)	720,000	763,285
5.70%, 12/30/2034 (b)	150,000	155,449
5.25%, 10/15/2035 (b)	450,000	450,952
5.35%, 1/31/2036 (b)	1,110,000	1,117,685
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	806,951
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	645,000	680,248
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	475,000	492,798
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	610,000	641,886
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	3,905,000	4,090,512
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	1,025,000	1,078,023
(SOFR + 1.10%), 4.96%, 1/23/2037 (f)	1,415,000	1,420,381
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	173

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	205,891
Williams Cos., Inc. (The) 5.30%, 9/30/2035	7,400,000	7,598,393
		184,291,007
Total Corporate Bonds (Cost $1,034,189,186)		1,066,779,027
Foreign Government Securities — 33.2%
Argentina — 0.3%
Argentine Republic 4.12%, 7/9/2035 (j)	6,663,970	5,012,138
Australia — 1.0%
Commonwealth of Australia
1.25%, 5/21/2032	AUD28,288,000	16,718,925
3.00%, 3/21/2047 (a)	AUD2,140,000	1,113,110
		17,832,035
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (b)	589,000	659,168
Benin — 0.3%
Benin Government Bond
7.96%, 2/13/2038 (b)	962,000	1,008,666
7.96%, 2/13/2038 (a)	3,481,000	3,649,862
		4,658,528
Brazil — 2.5%
Notas do Tesouro Nacional
10.00%, 1/1/2031	BRL220,000,000	38,420,599
10.00%, 1/1/2037	BRL37,000,000	5,863,930
		44,284,529
Canada — 8.1%
Canada Government Bond
0.25%, 3/1/2026	CAD16,062,000	11,773,815
3.00%, 4/1/2026	CAD18,245,000	13,384,571
4.00%, 5/1/2026	CAD13,162,000	9,677,864
4.00%, 8/1/2026	CAD46,752,000	34,523,236
3.00%, 2/1/2027	CAD45,105,000	33,273,308
3.25%, 6/1/2035	CAD59,516,000	44,187,266
		146,820,060
Colombia — 1.7%
Republic of Colombia
6.13%, 1/21/2031	709,000	707,228
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia—continued
5.00%, 9/19/2032	EUR743,000	851,306
13.25%, 2/9/2033	COP48,214,900,000	12,450,033
7.50%, 2/2/2034	805,000	835,992
11.75%, 1/24/2035	COP64,362,900,000	15,275,038
		30,119,597
Congo, Democratic Republic of the — 0.1%
Republic of Congo (The) 9.88%, 11/7/2032 (a)	1,800,000	1,665,000
Costa Rica — 0.3%
Republic of Costa Rica
6.00%, 1/16/2036 (b)	EUR2,750,000	3,394,356
7.30%, 11/13/2054 (b)	1,091,000	1,246,239
		4,640,595
Czech Republic — 1.4%
Czech Republic
4.90%, 4/14/2034	CZK262,450,000	13,459,325
3.50%, 5/30/2035	CZK230,000,000	10,598,312
1.95%, 7/30/2037	CZK27,460,000	1,043,264
		25,100,901
Ecuador — 0.4%
Republic of Ecuador
8.75%, 1/29/2034 (b)	1,148,000	1,158,332
6.90%, 7/31/2035 (a) (j)	2,791,635	2,532,983
9.25%, 1/29/2039 (b)	1,297,000	1,319,049
5.00%, 7/31/2040 (a) (j)	2,215,818	1,808,129
		6,818,493
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 5/29/2032 (a)	1,425,000	1,460,981
7.90%, 2/21/2048 (a)	2,400,000	2,164,800
		3,625,781
Germany — 0.5%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,956,481
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,692,762
2.30%, 2/15/2033 (a)	EUR1,090,000	1,278,697
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,961,385
		9,889,325
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Guatemala — 0.2%
Republic of Guatemala
6.05%, 8/6/2031 (b)	2,155,000	2,264,905
6.05%, 8/6/2031 (a)	1,400,000	1,471,400
		3,736,305
Honduras — 0.1%
Republic of Honduras 8.63%, 11/27/2034 (a)	1,300,000	1,510,028
Hungary — 0.4%
Hungary Government Bond
5.50%, 3/26/2036 (b)	2,826,000	2,862,738
5.50%, 3/26/2036 (a)	1,600,000	1,620,800
4.88%, 3/22/2040 (a)	EUR2,600,000	3,146,076
		7,629,614
Indonesia — 1.4%
Republic of Indonesia
6.88%, 4/15/2029	IDR110,609,000,000	6,870,774
7.00%, 2/15/2033	IDR65,489,000,000	4,060,458
6.75%, 7/15/2035	IDR242,312,000,000	14,768,199
		25,699,431
Italy — 1.6%
Buoni Poliennali del Tesoro 3.60%, 10/1/2035 (a)	EUR22,740,000	27,718,690
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,099,940
		28,818,630
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
8.08%, 4/1/2036 (b)	2,788,000	3,005,854
8.25%, 1/30/2037 (a)	920,000	1,004,640
6.88%, 10/17/2040 (b)	EUR2,055,000	2,445,452
6.88%, 10/17/2040 (a)	EUR600,000	714,001
		7,169,947
Japan — 0.5%
Japan Government Bond 3.10%, 3/20/2065	JPY1,603,650,000	9,502,986
Kenya — 0.2%
Republic of Kenya
9.50%, 3/5/2036 (b)	1,503,000	1,579,277
8.80%, 10/9/2038 (b)	599,000	592,711
8.70%, 2/26/2039 (b)	939,000	916,548
		3,088,536
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (a) (k)	227,000	66,171
6.65%, 11/3/2028 (a) (k)	5,226,000	1,523,379
		1,589,550
Mexico — 4.0%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	2,888,000	2,945,760
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN310,700,000	18,462,535
7.75%, 5/29/2031	MXN118,020,000	6,766,953
7.50%, 5/26/2033	MXN165,870,000	9,194,127
7.75%, 11/23/2034	MXN338,000,000	18,730,893
8.00%, 5/24/2035	MXN205,230,000	11,402,361
United Mexican States
5.38%, 5/16/2040	EUR2,007,000	2,399,644
3.77%, 5/24/2061	2,397,000	1,500,522
		71,402,795
Morocco — 0.2%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	1,975,000	2,154,725
4.00%, 12/15/2050 (a)	1,535,000	1,126,782
		3,281,507
New Zealand — 0.1%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	582,495
2.75%, 4/15/2037 (a)	NZD3,201,000	1,635,232
		2,217,727
Nigeria — 0.4%
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	3,100,000	3,125,203
9.13%, 1/13/2046 (b)	3,400,000	3,699,200
		6,824,403
Pakistan — 0.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	1,190,000	1,199,044
8.88%, 4/8/2051 (a)	400,000	395,000
		1,594,044
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	175

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Panama — 0.2%
Republic of Panama
5.66%, 2/23/2038	1,020,000	1,024,360
3.87%, 7/23/2060	5,000,000	3,473,750
		4,498,110
Paraguay — 0.2%
Republic of Paraguay
6.00%, 2/9/2036 (a)	2,600,000	2,795,000
5.60%, 3/13/2048 (a)	931,000	904,643
		3,699,643
Poland — 0.9%
Republic of Poland
2.00%, 8/25/2036	PLN52,454,543	13,795,084
5.50%, 3/18/2054	3,520,000	3,444,813
		17,239,897
Republic of North Macedonia — 0.1%
Republic of North Macedonia 4.75%, 1/21/2034 (b)	EUR1,366,000	1,603,736
Romania — 0.3%
Romania Government Bond
5.63%, 2/22/2036 (a)	EUR1,400,000	1,701,480
7.50%, 2/10/2037 (b)	1,328,000	1,504,372
6.13%, 10/7/2037 (b)	EUR1,800,000	2,227,561
		5,433,413
South Africa — 1.9%
Republic of South Africa
9.00%, 1/31/2040	ZAR401,019,000	26,197,474
5.65%, 9/27/2047	841,000	709,804
7.30%, 4/20/2052	4,400,000	4,441,800
7.95%, 11/19/2054 (a)	1,300,000	1,404,000
7.25%, 12/11/2055 (b)	1,491,000	1,491,000
7.25%, 12/11/2055 (a)	800,000	800,000
		35,044,078
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (b)	444,000	457,182
8.50%, 11/6/2035 (b)	1,219,000	1,301,892
8.50%, 11/6/2035 (a)	400,000	427,200
		2,186,274
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Turkey — 1.6%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,280,000	1,408,563
Republic of Turkiye (The)
36.00%, 8/12/2026	TRY475,730,253	10,964,189
30.00%, 9/12/2029	TRY150,015,334	3,337,734
7.25%, 5/29/2032	3,975,000	4,174,982
6.30%, 3/14/2033	2,403,000	2,373,563
5.15%, 3/10/2034	EUR2,186,000	2,606,224
Turkiye Ihracat Kredi Bankasi A/S
6.38%, 10/3/2030 (b)	1,257,000	1,263,285
6.38%, 10/3/2030 (a)	1,200,000	1,206,000
6.38%, 1/15/2031 (b)	862,000	863,724
		28,198,264
United Kingdom — 1.2%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP15,681,938	20,991,110
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	3,340,000	3,636,592
Total Foreign Government Securities (Cost $577,098,432)		597,722,770
Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
BANK Series 2018-BN13, Class C, 4.56%, 8/15/2061 (i)	118,000	104,584
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	253,797
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.35%, 2/15/2039 (b) (i)	283,346	283,434
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (i)	28,000	26,559
CD Mortgage Trust Series 2016-CD2, Class C, 3.96%, 11/10/2049 (i)	21,000	12,318
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (i)	1,952,323	22,730
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	400,000	14,970
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	850,000	53,603
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	1,820,000	82,218
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	880,000	55,782
FREMF Series 2018-KF46, Class B, 5.74%, 3/25/2028 (b) (i)	16,397	15,903
FREMF Mortgage Trust Series 2017-KF38, Class B, 6.29%, 9/25/2024 (b) (i)	18,665	18,643
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.04%, 5/10/2050 (i)	36,000	31,145
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.15%, 7/15/2048 (i)	62,000	50,609
Series 2015-C31, Class C, 4.65%, 8/15/2048 (i)	23,000	17,946
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.40%, 12/15/2049 (i)	28,000	25,111
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.03%, 5/15/2048 (i)	15,284	14,702
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.40%, 5/15/2039 (b) (i)	378,000	378,003
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	103,359
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	33,855	33,296
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	52,287	49,780
Total Commercial Mortgage-Backed Securities (Cost $1,803,195)		1,648,492
Asset-Backed Securities — 0.1%
Cayman Islands — 0.0% ^
Dryden CLO Ltd. Series 2019-68A, Class ARR, 4.77%, 7/15/2035 (b) (i)	330,000	330,305
United States — 0.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	21,525	20,523
Chase Funding Trust Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (j)	39,967	40,011
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 4.70%, 1/25/2034 (i)	54,769	59,760
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	309,222
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	28,177	28,194
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	35,978	34,042
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	219,020	173,222
		664,974
Total Asset-Backed Securities (Cost $1,033,474)		995,279
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	177

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	57,452	50,419
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	40,206	34,471
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	105,357	52,989
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.56%, 2/25/2037 (i)	3,528	3,541
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	40,115	16,392
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 5.97%, 1/25/2043 (b) (i)	201,574	206,622
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.83%, 2/15/2044 (i)	281,684	44,672
Series 4689, Class SD, IF, IO, 2.38%, 6/15/2047 (i)	192,897	25,093
Series 5022, IO, 3.00%, 9/25/2050	304,280	50,840
Series 5023, Class MI, IO, 3.00%, 10/25/2050	534,878	87,745
Series 4839, Class WS, IF, IO, 2.33%, 8/15/2056 (i)	1,448,441	216,090
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	89,715	1,273
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	199,004	9,403
Series 2012-93, Class SE, IF, IO, 2.32%, 9/25/2042 (i)	54,730	6,694
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	56,974	9,954
Series 2015-40, Class LS, IF, IO, 2.39%, 6/25/2045 (i)	146,926	17,666
Series 2017-31, Class SG, IF, IO, 2.32%, 5/25/2047 (i)	505,106	63,647
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series 2017-39, Class ST, IF, IO, 2.32%, 5/25/2047 (i)	140,724	18,054
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	2,577	26
GNMA Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (i)	18,262	572
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 4.35%, 7/25/2029 (i)	4,465	4,442
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 5.57%, 7/25/2034 (i)	6,806	6,646
Total Collateralized Mortgage Obligations (Cost $1,104,585)		927,251
	SHARES
Common Stocks — 0.0% ^
United States — 0.0% ^
Altice France Sa ‡(Cost $499,735)	32,241	628,926
	PRINCIPAL AMOUNT($)
Convertible Bonds — 0.0% ^
China — 0.0% ^
Country Garden Holdings Co. Ltd.
Series AI, Zero Coupon, 12/31/2031	355,931	35,892
Series AI, Zero Coupon, 12/31/2034	11,428	314
Total Convertible Bonds (Cost $37,658)		36,206
	NO. OF RIGHTS
Rights — 0.0% ^
France — 0.0% ^
Altice France SA‡ *(Cost $—)	754	12,065
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 5.0%
Investment Companies — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (l) (m) (Cost $90,168,741)	90,168,741	90,168,741
Total Investments — 97.7% (Cost $1,705,935,006)		1,758,918,757
Other Assets in Excess of Liabilities — 2.3%		42,078,999
NET ASSETS — 100.0%		1,800,997,756

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $43,757,989 or 2.43% of the
Fund’s net assets as of February 28, 2026.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	179

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	342	03/06/2026	EUR	49,644,569	936,894
Euro-Buxl 30 Year Bond	54	03/06/2026	EUR	7,273,929	145,150
Euro-Schatz	1,933	03/06/2026	EUR	244,505,711	477,809
Australia 10 Year Bond	1,296	03/16/2026	AUD	101,980,674	1,273,382
U.S. Treasury 10 Year Note	239	06/18/2026	USD	27,193,719	117,246
U.S. Treasury 10 Year Ultra Note	290	06/18/2026	USD	33,852,969	343,905
Long Gilt	143	06/26/2026	GBP	18,053,443	210,661
U.S. Treasury 2 Year Note	218	06/30/2026	USD	45,613,094	45,766
U.S. Treasury 5 Year Note	213	06/30/2026	USD	23,456,625	59,695
					3,610,508
Short Contracts
Euro-Bobl	(242)	03/06/2026	EUR	(33,601,656)	(195,939)
Euro-Bund	(620)	03/06/2026	EUR	(95,471,389)	(1,439,672)
Japan 10 Year Bond	(112)	03/13/2026	JPY	(95,379,118)	(476,350)
U.S. Treasury 10 Year Note	(187)	06/18/2026	USD	(21,277,094)	(92,191)
U.S. Treasury 10 Year Ultra Note	(466)	06/18/2026	USD	(54,398,219)	(310,761)
U.S. Treasury Long Bond	(46)	06/18/2026	USD	(5,448,125)	(67,281)
U.S. Treasury Ultra Bond	(278)	06/18/2026	USD	(33,794,375)	(477,156)
U.S. Treasury 2 Year Note	(9)	06/30/2026	USD	(1,883,109)	(1,912)
U.S. Treasury 5 Year Note	(458)	06/30/2026	USD	(50,437,250)	(153,863)
					(3,215,125)
					395,383

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Forward foreign currency exchange contracts outstanding as of February 28, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	541,095,259	USD	638,762,953	Morgan Stanley	3/4/2026	626,124
USD	37,514,438	EUR	31,573,482	HSBC Bank, NA	3/4/2026	205,407
USD	589,222,410	EUR	493,252,335	Morgan Stanley	3/4/2026	6,367,266
USD	22,251,553	GBP	16,186,864	Citibank, NA	3/4/2026	437,330
BRL	90,872,641	USD	17,311,053	BNP Paribas**	3/24/2026	313,062
CHF	6,262,438	USD	8,105,519	Goldman Sachs International	3/24/2026	60,971
CNY	12,012,718	USD	1,741,641	Citibank, NA**	3/24/2026	1,310
EUR	13,746,905	USD	16,241,845	Goldman Sachs International	3/24/2026	20,335
EUR	1,523,528	USD	1,801,658	Morgan Stanley	3/24/2026	631
HUF	2,726,753,844	EUR	7,209,675	Morgan Stanley	3/24/2026	8,930
KRW	12,117,018,225	USD	8,329,851	Citibank, NA**	3/24/2026	88,423
KRW	12,170,118,688	USD	8,410,268	Goldman Sachs International**	3/24/2026	44,897
TRY	458,584,569	USD	10,219,007	Barclays Bank plc	3/24/2026	37,988
TRY	77,643,364	USD	1,731,384	HSBC Bank, NA	3/24/2026	5,237
TRY	77,378,223	USD	1,721,916	Morgan Stanley	3/24/2026	8,774
TWD	463,918,543	USD	14,689,334	Goldman Sachs International**	3/24/2026	116,159
TWD	61,066,644	USD	1,932,415	Standard Chartered Bank**	3/24/2026	16,465
USD	138,316,854	CAD	188,239,072	State Street Bank & Trust	3/24/2026	190,720
USD	23,289,652	CHF	17,856,759	Goldman Sachs International	3/24/2026	3,665
USD	24,154,494	COP	89,163,659,130	Goldman Sachs International**	3/24/2026	526,838
USD	6,412,339	COP	23,918,022,704	HSBC Bank, NA**	3/24/2026	74,254
USD	5,676,163	CZK	115,995,803	Goldman Sachs International	3/24/2026	18,738
USD	29,298,051	EUR	24,654,804	BNP Paribas	3/24/2026	132,151
USD	1,716,140	GBP	1,260,034	Citibank, NA	3/24/2026	17,958
USD	28,141,620	GBP	20,657,673	Morgan Stanley	3/24/2026	300,726
USD	1,739,262	HUF	555,262,229	Morgan Stanley	3/24/2026	676
USD	4,890,390	JPY	747,035,338	HSBC Bank, NA	3/24/2026	97,854
USD	5,391,140	MXN	92,710,984	Citibank, NA	3/24/2026	18,796
USD	66,229,301	MXN	1,141,009,657	Goldman Sachs International	3/24/2026	110,969
USD	2,149,849	NZD	3,557,996	Citibank, NA	3/24/2026	13,691
USD	1,953,969	PHP	112,693,218	Morgan Stanley**	3/24/2026	1,704
ZAR	132,592,965	USD	8,282,091	Merrill Lynch International	3/24/2026	30,473
ZAR	27,465,567	USD	1,694,292	Morgan Stanley	3/24/2026	27,589
EUR	1,821,182	USD	2,153,207	HSBC Bank, NA	4/7/2026	2,791
USD	21,829,778	GBP	16,186,864	Goldman Sachs International	4/7/2026	13,093
Total unrealized appreciation						9,941,995
GBP	16,186,864	USD	21,827,498	Goldman Sachs International	3/4/2026	(13,275)
USD	19,176,612	EUR	16,269,442	Morgan Stanley	3/4/2026	(48,290)
CHF	6,319,616	USD	8,294,497	Goldman Sachs International	3/24/2026	(53,445)
CLP	1,506,474,004	USD	1,761,484	Citibank, NA**	3/24/2026	(35,437)
CLP	20,232,683,578	USD	23,454,649	Goldman Sachs International**	3/24/2026	(272,991)
CLP	3,813,050,477	USD	4,395,447	HSBC Bank, NA**	3/24/2026	(26,633)
CNY	61,208,401	USD	8,934,435	BNP Paribas**	3/24/2026	(53,576)
CNY	223,400,112	USD	32,449,958	Morgan Stanley**	3/24/2026	(36,354)
CZK	35,236,058	USD	1,726,074	Morgan Stanley	3/24/2026	(7,517)
EUR	1,529,050	CHF	1,393,760	Goldman Sachs International	3/24/2026	(8,702)
EUR	8,340,642	USD	9,926,349	BNP Paribas	3/24/2026	(59,617)
EUR	2,230,462	USD	2,649,231	Goldman Sachs International	3/24/2026	(10,661)
GBP	6,385,177	CHF	6,664,525	BNP Paribas	3/24/2026	(85,357)
GBP	6,479,500	EUR	7,408,361	Morgan Stanley	3/24/2026	(31,276)
GBP	6,254,055	USD	8,532,457	Goldman Sachs International	3/24/2026	(103,701)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	181

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	6,213,140	USD	8,479,880	Morgan Stanley	3/24/2026	(106,266)
HUF	2,814,110,180	EUR	7,485,829	Barclays Bank plc	3/24/2026	(44,230)
JPY	1,339,950,376	EUR	7,357,256	Morgan Stanley	3/24/2026	(107,087)
PLN	36,338,384	USD	10,232,737	Citibank, NA	3/24/2026	(63,573)
PLN	6,326,048	USD	1,773,401	Goldman Sachs International	3/24/2026	(3,079)
USD	34,073,090	AUD	48,173,449	HSBC Bank, NA	3/24/2026	(206,650)
USD	25,586,204	BRL	134,507,697	Goldman Sachs International**	3/24/2026	(500,626)
USD	8,700,022	BRL	45,441,418	HSBC Bank, NA**	3/24/2026	(113,024)
USD	8,841,659	CAD	12,100,605	HSBC Bank, NA	3/24/2026	(37,527)
USD	5,320,787	CZK	109,253,893	Goldman Sachs International	3/24/2026	(7,817)
USD	14,833,894	HUF	4,742,837,794	Citibank, NA	3/24/2026	(16,444)
USD	4,537,627	JPY	710,387,001	BNP Paribas	3/24/2026	(19,796)
USD	8,687,167	KRW	12,567,811,451	Citibank, NA**	3/24/2026	(44,295)
USD	1,646,782	MXN	28,728,626	Goldman Sachs International	3/24/2026	(17,962)
USD	8,279,626	PHP	484,854,913	Goldman Sachs International**	3/24/2026	(119,862)
USD	7,351,353	PHP	425,289,001	HSBC Bank, NA**	3/24/2026	(16,232)
USD	11,059,186	ZAR	177,358,019	Barclays Bank plc	3/24/2026	(59,804)
USD	39,571,101	IDR	666,258,631,530	Goldman Sachs International**	3/25/2026	(91,275)
USD	650,586,266	EUR	550,219,758	Morgan Stanley	4/7/2026	(788,736)
Total unrealized depreciation						(3,211,117)
Net unrealized appreciation						6,730,878

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.44-V1	5.00	Quarterly	12/20/2030	2.61	EUR 19,623,000	(2,197,560)	(337,364)	(2,534,924)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared interest rate swap contracts outstanding as of February 28, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR10,465,000	—	5,405	5,405
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR354,970,000	7,617	423,678	431,295
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR8,925,000	—	214,035	214,035
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR8,550,000	—	133,543	133,543
1 day SONIA annually	3.44 annually	Pay	9/15/2028	GBP55,230,000	—	30,209	30,209
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	31,130	31,130
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	31,130	31,130
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK151,877,000	—	186,314	186,314
1 day SONIA annually	3.70 annually	Pay	9/15/2028	GBP123,370,000	7,202	454,329	461,531
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP413,390,000	—	1,875,062	1,875,062
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL57,945,102	—	81,586	81,586
1 day CDI at termination	12.95 at termination	Pay	1/2/2031	BRL10,320,024	—	6,944	6,944
					14,819	3,473,365	3,488,184
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL38,828,452	—	(11,886)	(11,886)
					14,819	3,461,479	3,476,298

(a)	Value of floating rate index at February 28, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.27%
1 day SONIA	3.73
6 month EURIBOR	2.13
6 month PRIBOR	3.45

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	183

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SONIA	Sterling Overnight Index Average
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.3% (a)
Alabama — 3.2%
Alabama Highway Authority
Rev., A.G., 5.00%, 9/1/2039	2,250,000	2,618,932
Rev., A.G., 5.00%, 9/1/2043	4,490,000	5,043,057
Rev., A.G., 5.00%, 9/1/2044	1,745,000	1,936,125
Rev., A.G., 5.00%, 9/1/2045	1,700,000	1,865,051
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	1,840,000	1,854,439
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	17,000,000	17,793,718
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455,000	8,614,318
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,166,690
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,010,000	1,105,928
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	5,830,000	6,360,567
Series 2026E, Rev., 5.00%, 7/1/2033 (d)	15,000,000	16,263,136
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	31,180,000	34,395,637
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	16,350,000	18,033,234
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	2,820,000	2,895,962
Black Belt Energy Gas District, Gas Supply Series 2026B, Rev., 5.00%, 12/1/2034	11,000,000	12,146,518
County of Jefferson sewer
Rev., 5.00%, 10/1/2037	6,000,000	6,732,896
Rev., 5.25%, 10/1/2042	2,000,000	2,217,010
Energy Southeast A Cooperative District
Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,504,288
Series 2025A, Rev., 5.00%, 11/1/2035	4,545,000	4,968,200
Lower Alabama Gas District (The), Gas Project
Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,359,385
Series 2025A, Rev., 5.00%, 12/1/2033	22,895,000	24,599,011
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024A, Rev., AMT, 5.00%, 6/1/2054	2,400,000	2,378,047
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Series 2024B, Rev., AMT, 4.75%, 12/1/2054	10,000,000	9,565,285
Montgomery Water Works and Sanitary Sewer Board, Water and Sewer System, Rev., 5.00%, 9/1/2048	4,450,000	4,663,288
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	5,000,000	5,377,630
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,638,852
Southeast Energy Authority A Cooperative District
Series 2025C, Rev., 5.00%, 2/1/2031 (c)	8,530,000	9,239,814
Series 2025D, Rev., 5.00%, 9/1/2035	2,500,000	2,799,661
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,315,315
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	8,820,000	9,224,580
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,088,109
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	101,434
Total Alabama		230,866,117
Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series II 2026A, Rev., 6.00%, 12/1/2056 (d)	1,600,000	1,817,960
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,046,941
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2033	1,500,000	1,596,536
Series 2019A, Rev., 4.00%, 10/1/2034	2,110,000	2,161,375
Series 2019A, Rev., 4.00%, 10/1/2036	2,455,000	2,492,212
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2030	1,875,000	2,078,616
Borough of North Slope
GO, 5.00%, 6/30/2026	1,000,000	1,009,140
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	185

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
GO, 5.00%, 6/30/2027	1,220,000	1,265,398
Municipality of Anchorage Series 2024A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,978,130
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	1,650,000	1,617,254
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	51,383,513	5,832,265
Total Alaska		22,895,827
Arizona — 2.4%
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	117,276
Series 2025A, Rev., 5.00%, 7/1/2033	3,500,000	4,112,766
Series 2025A, Rev., 5.00%, 7/1/2034	2,735,000	3,255,371
Series 2026A, Rev., 5.00%, 7/1/2037 (d)	5,650,000	6,738,612
Series 2026A, Rev., 5.00%, 7/1/2038 (d)	565,000	667,549
Series 2026A, Rev., 5.00%, 7/1/2039 (d)	2,000,000	2,327,878
Series 2026A, Rev., 5.00%, 7/1/2040 (d)	1,500,000	1,739,009
Series 2026A, Rev., 5.00%, 7/1/2042 (d)	750,000	853,312
Series 2026A, Rev., 5.00%, 7/1/2043 (d)	1,100,000	1,239,398
Arizona Industrial Development Authority, Academies of Math and Science Projects, Rev., 4.50%, 7/1/2033 (b)	465,000	475,706
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,668,009
Series 2026A, Rev., 5.00%, 11/1/2031	8,040,000	8,986,794
Series 2022A, Rev., 5.00%, 11/1/2034	1,550,000	1,749,919
Series 2022A, Rev., 5.00%, 11/1/2036	1,775,000	1,974,278
Series 2024A, Rev., 5.00%, 11/1/2040	1,090,000	1,208,483
Series 2024A, Rev., 5.00%, 11/1/2043	1,000,000	1,084,394
Series 2023A, Rev., 5.25%, 11/1/2053	1,000,000	1,033,061
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	3,415,000	3,206,350
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	234,011
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	248,005
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,430,000	1,353,081
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	946,210
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project, Rev., 5.00%, 11/1/2026 (c)	2,580,000	2,621,750
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2023A, Rev., 5.00%, 11/1/2028	4,325,000	4,555,944
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	201,309
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,098,126
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,118,561
City of Buckeye
GO, 5.00%, 7/1/2042	1,080,000	1,220,244
GO, 5.00%, 7/1/2043	1,000,000	1,118,841
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2036	1,350,000	1,599,701
Rev., 5.00%, 7/1/2037	1,600,000	1,878,680
Rev., 5.00%, 7/1/2038	1,250,000	1,456,080
City of Glendale Water and Sewer, Senior Lien
Rev., 5.00%, 7/1/2040	475,000	541,971
Rev., 5.00%, 7/1/2040	280,000	323,418
Rev., 5.00%, 7/1/2041	470,000	539,816
Rev., 5.00%, 7/1/2043	410,000	459,766
City of Lake Havasu City Wastewater System, Senior Lien
GO, 5.00%, 7/1/2039	1,300,000	1,512,859
GO, 5.00%, 7/1/2041	500,000	572,966
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2029	1,750,000	1,906,272
Rev., A.G., 5.00%, 7/1/2031	1,375,000	1,560,504
Rev., A.G., 5.00%, 7/1/2032	2,000,000	2,309,310
Rev., A.G., 5.00%, 7/1/2033	1,000,000	1,171,334
Rev., A.G., 5.00%, 7/1/2034	2,000,000	2,372,083
Rev., A.G., 5.00%, 7/1/2035	1,000,000	1,196,748
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	1,680,000	1,889,370
Series 2023, Rev., 5.00%, 7/1/2043	3,020,000	3,335,029
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax
Series 2025A, Rev., 5.00%, 7/1/2037	2,405,000	2,854,214
Series 2025C, Rev., 5.00%, 7/1/2037	6,750,000	8,010,789
City of Scottsdale, Project of 2019, GO, 4.00%, 7/1/2041	1,095,000	1,151,580
City of Yuma Water and Sewer
Series 2025A, Rev., A.G., 5.00%, 7/1/2042	625,000	702,963
Series 2025A, Rev., A.G., 5.00%, 7/1/2043	300,000	334,136
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700,000	725,338
Series 2018A, Rev., 5.00%, 7/1/2029	1,300,000	1,346,121
Maricopa County Industrial Development Authority, Banner Health Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,385,000	1,390,245
Maricopa County Industrial Development Authority, Honorhealth
Series 2019A, Rev., 5.00%, 9/1/2037	1,250,000	1,310,454
Series 2024D, Rev., 5.00%, 12/1/2042	2,850,000	3,129,558
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000,000	1,057,944
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	215,000	212,827
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	1,885,000	1,911,916
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,111
Maricopa County Unified School District No. 60 Higley, COP, A.G., 5.00%, 6/1/2036	100,000	111,855
Maricopa County Unified School District No. 69 Paradise Valley, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2039	1,000,000	1,162,853
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2036	1,250,000	1,469,310
GO, 5.00%, 7/1/2037	1,250,000	1,457,782
GO, 5.00%, 7/1/2039	1,200,000	1,376,637
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024A, GO, A.G., 5.00%, 7/1/2040	1,190,000	1,337,315
Salt River Project Agricultural Improvement and Power District Series 2023A, Rev., 5.00%, 1/1/2047	2,770,000	2,937,861
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000,000	3,148,438
Series 2017A, Rev., 5.00%, 1/1/2034	6,000,000	6,286,699
Series 2024B, Rev., 5.00%, 5/1/2039	6,000,000	6,937,355
Series 2025C, Rev., 5.00%, 1/1/2046	2,000,000	2,187,050
Series 2025C, Rev., 5.00%, 1/1/2047	2,335,000	2,532,651
Series 2025C, Rev., 5.00%, 1/1/2051	20,000,000	21,233,260
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	101,591
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570,000	1,584,682
Town of Queen Creek
COP, 5.00%, 10/1/2042	700,000	788,703
COP, 5.00%, 10/1/2043	950,000	1,058,102
COP, 5.00%, 10/1/2044	535,000	588,598
COP, 5.00%, 10/1/2045	1,200,000	1,305,341
COP, 5.00%, 10/1/2046	800,000	860,636
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	5,000,000	5,231,874
Total Arizona		170,647,943
Arkansas — 0.1%
Arkansas Development Finance Authority, Hybar Steel Project Series 2023A, Rev., AMT, 6.88%, 7/1/2048 (b)	1,000,000	1,078,678
City of Springdale Water and Sewer, Rev., 5.00%, 9/1/2033	1,000,000	1,107,456
University of Arkansas, Various Facilities Fayetteville Campus Series 2024B, Rev., 5.00%, 11/1/2031	1,055,000	1,204,775
Total Arkansas		3,390,909
California — 6.0%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	6,500,000	4,523,752
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,727,636
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	187

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	3,910,000	4,216,668
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	26,665,000	27,701,293
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,451,052
Series 2024E, Rev., 5.00%, 9/1/2032 (c)	3,000,000	3,281,426
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	6,370,000	7,106,027
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	35,475,000	39,729,882
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	13,455,000	14,929,875
Series 2026B, Rev., 5.00%, 3/1/2036	64,680,000	70,484,946
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	17,000,000	4,035,693
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,391,956
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400,000	411,133
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	25,260,000	4,895,502
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,000,000	1,220,414
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	4,900,000	5,612,497
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,420,000	2,312,438
California Health Facilities Financing Authority, EL Camino Health Series 2025A, Rev., 5.00%, 2/1/2044	1,000,000	1,132,523
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	4,000,000	3,606,029
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	4,000,000	3,968,719
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	21,985,000	11,871,900
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,122,951
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,161,156
California Municipal Finance Authority
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	2,992,125	3,037,904
Series 2026A-1, Rev., 4.05%, 7/20/2041 (d)	1,000,000	1,011,168
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/1/2033	800,000	884,699
Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000,000	3,955,699
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,509,545
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,075,364
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,224,448
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,675,000	1,777,623
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	1,750,000	1,856,530
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	1,865,000	2,064,869
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,211,879
Rev., AMT, 5.00%, 11/21/2045 (b)	1,000,000	1,048,367
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 3.25%, 4/15/2026 (b) (c)	1,250,000	1,250,218
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	946,553
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2018A, Rev., 5.25%, 12/1/2048 (b)	1,390,000	1,403,945
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	9,250,000	9,254,732
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,517,834
Central Valley Energy Authority, Commodity Supply, Rev., 5.00%, 8/1/2034	3,800,000	4,177,820
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500,000	1,523,607
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	5,000,000	5,828,672
City of Aliso Viejo, COP, 4.00%, 11/1/2028	175,000	184,169
City of Los Angeles, Rev., TRAN, 5.00%, 6/25/2026	13,000,000	13,112,953
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,240,000	1,341,051
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	3,000,000	3,195,555
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2047	1,750,000	648,148
Series A, GO, Zero Coupon, 8/1/2048	2,000,000	701,653
Series A, GO, Zero Coupon, 8/1/2049	1,250,000	415,618
Series A, GO, Zero Coupon, 8/1/2050	1,500,000	472,405
Desert Community College District, Election of 2016, GO, 4.00%, 8/1/2051	4,000,000	3,890,150
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,500,000	2,449,618
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	267,396
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	97,200,000	10,363,027
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, A.G., Zero Coupon, 8/1/2026	19,585,000	19,401,966
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	296,941
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	360,250
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	454,012
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	3,001,632
Los Angeles Department of Water and Power System
Series 2021C, Rev., 4.00%, 7/1/2026	6,285,000	6,312,271
Series 2024C, Rev., 5.00%, 7/1/2026	7,115,000	7,182,726
Los Angeles Department of Water and Power Water System Series 2020C, Rev., 5.00%, 7/1/2032	1,000,000	1,104,939
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	3,000,000	3,141,628
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	2,000,000	1,917,262
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2036	1,150,000	747,351
GO, Zero Coupon, 7/1/2037	1,950,000	1,209,970
GO, Zero Coupon, 7/1/2041	1,250,000	648,300
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000,000	970,167
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	1,000,000	1,241,718
Mt San Antonio Community College District, Election of 2016 Series 2025A, GO, 5.00%, 8/1/2050	1,500,000	1,623,797
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 4.00%, 11/1/2035	3,000,000	3,014,662
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,500,000	1,514,473
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	4,000,000	4,033,065
Petaluma Public Financing Authority, Road Improvement Projects, Rev., 5.00%, 5/1/2026	120,000	120,573
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	100,000	100,232
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000,000	1,023,864
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	189

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, A.G., 5.00%, 9/1/2029	100,000	109,632
Series 2022A-1, A.G., 5.00%, 9/1/2030	330,000	370,292
Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000,000	1,079,536
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180,000	5,261,173
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,268,581
Series 2020C, Rev., AMT, 5.25%, 7/1/2043	4,400,000	4,907,020
Series 2025B, Rev., AMT, 5.25%, 7/1/2044	7,500,000	8,265,151
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,666,777
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,200,000	1,201,276
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	2,045,000	2,329,184
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000,000	2,085,138
Series C, GO, 4.00%, 9/1/2043	1,990,000	2,052,957
Solano Irrigation District, Water, COP, 4.00%, 8/1/2031	285,000	303,808
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2039	1,000,000	1,180,655
Series 2025A, Rev., A.G., 5.00%, 12/1/2040	1,000,000	1,170,621
Series 2025A, Rev., A.G., 5.00%, 12/1/2043	1,000,000	1,132,371
State of California, Various Purpose, GO, 5.00%, 11/1/2032	335,000	377,465
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	119,883
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,034,543
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,203,149
University of California Series 2013AL-3, Rev., VRDO, 1.25%, 3/2/2026 (c)	6,500,000	6,500,000
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000,000	1,001,470
West Hills Community College District School Facilities Improvement District 1, GO, A.G., 4.00%, 8/1/2037	1,650,000	1,730,802
Total California		426,271,970
Colorado — 3.2%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2043	3,375,000	3,947,746
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (c)	3,300,000	3,319,529
Baseline Metropolitan District No. 1
Series 2024A, GO, A.G., 5.00%, 12/1/2026	500,000	509,742
Series 2024A, GO, A.G., 5.00%, 12/1/2027	1,000,000	1,045,326
Series 2024A, GO, A.G., 5.00%, 12/1/2028	580,000	620,617
Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500,000	1,670,453
Series 2024A, GO, A.G., 5.00%, 12/1/2031	1,000,000	1,115,162
Board of Governors of Colorado State University System
Series 2025B, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/11/2026 (c)	4,175,000	4,175,000
Series 2017C, Rev., 5.00%, 3/1/2043	4,770,000	4,906,319
City and County of Broomfield
COP, 5.00%, 2/1/2041	710,000	811,355
COP, 5.00%, 2/1/2043	1,000,000	1,117,979
COP, 5.00%, 2/1/2046	1,500,000	1,613,107
City and County of Broomfield Water Activity Enterprise
Rev., 5.00%, 12/1/2041	1,750,000	2,025,792
Rev., 5.00%, 12/1/2042	800,000	915,678
Rev., 5.00%, 12/1/2043	1,000,000	1,132,132
Rev., 5.00%, 12/1/2044	1,250,000	1,395,835
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	241,255
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,044,547
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,139,907
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	10,505,000	11,115,670
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750,000	9,677,543
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000,000	5,667,208
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	3,380,000	3,294,723
City of Colorado Springs Utilities System Series 2025A, Rev., 5.00%, 11/15/2037	5,900,000	7,028,665
City of Colorado Springs, Multi Family Housing Bradley Apartments Project, Rev., 3.15%, 12/1/2029 (c)	5,000,000	5,045,597
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574,000	482,866
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	1,000,000	1,027,166
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	4,750,000	5,183,319
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	5,000,000	5,506,041
Series 2021A, Rev., 4.00%, 11/15/2050	5,750,000	5,227,639
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225,000	1,280,878
Colorado Health Facilities Authority, CommonSpirit Health
Series 2024A, Rev., 5.00%, 12/1/2029	7,630,000	8,271,984
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000,000	1,078,891
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000,000	2,150,833
Series 2025A, Rev., 5.00%, 9/1/2032	8,300,000	9,358,363
Series 2019A-1, Rev., 4.00%, 8/1/2037	1,510,000	1,536,658
Series 2019A-2, Rev., 5.00%, 8/1/2044	12,650,000	13,006,149
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2028	1,000,000	1,049,638
Series 2025A, Rev., 5.00%, 12/1/2031	1,115,000	1,224,777
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series 2025A, Rev., 5.00%, 12/1/2033	1,000,000	1,115,849
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024D, Rev., VRDO, 1.90%, 3/2/2026 (c)	15,000,000	15,000,000
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605,000	2,664,936
Colorado Housing and Finance Authority, Multi Family Mortgage Housing, Albion Apartments Project, Rev., 3.38%, 7/1/2028 (c)	5,000,000	5,069,846
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	2,380,000	2,575,623
Series 2025M, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	11,250,000	12,792,333
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	356,755
COP, 5.00%, 12/15/2037	550,000	625,490
COP, 5.00%, 12/15/2038	600,000	678,034
County of Adams, COP, 4.00%, 12/1/2054	1,500,000	1,381,302
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	3,920,000	4,764,214
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000,000	1,012,250
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	500,000	504,739
Rev., 5.25%, 12/1/2032	1,905,000	1,986,940
El Paso County School District No. 3 Widefield
Series 2025B, GO, 5.25%, 12/1/2043	275,000	309,274
Series 2025B, GO, 5.25%, 12/1/2044	325,000	361,363
Series 2025B, GO, 5.25%, 12/1/2045	275,000	302,798
Series 2025B, GO, 5.25%, 12/1/2046	665,000	725,324
Fort Collins-Loveland Water District
Rev., 5.00%, 12/1/2038	1,150,000	1,353,387
Rev., 5.00%, 12/1/2039	1,300,000	1,518,945
Rev., 5.00%, 12/1/2040	1,875,000	2,172,203
Park Creek Metropolitan District
Rev., A.G., 5.00%, 12/1/2032	720,000	830,100
Rev., A.G., 5.00%, 12/1/2034	1,480,000	1,688,925
Rev., A.G., 5.00%, 12/1/2040	1,500,000	1,645,331
Rev., A.G., 5.00%, 12/1/2041	1,375,000	1,506,600
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	191

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	734,000	740,104
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (b)	750,000	761,202
Series 2021A, GO, 5.00%, 12/1/2041 (b)	750,000	752,486
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	14,500,000	16,237,883
State of Colorado
Series 2020A, COP, 4.00%, 12/15/2039	1,445,000	1,494,048
Series 2021A, COP, 4.00%, 12/15/2039	3,100,000	3,216,970
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,035,102
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515,000	1,206,604
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026 (e)	5,000	5,036
Series 2017A-2, Rev., 5.00%, 6/1/2026	35,000	35,246
Vail Home Partners Corp., Colorado Housing Facilities, Rev., 5.88%, 10/1/2055 (b)	2,000,000	2,053,081
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000,000	2,050,696
Total Colorado		225,493,108
Connecticut — 1.2%
City of Meriden, GO, 4.00%, 6/15/2043	1,080,000	1,098,258
City of New Haven, GO, A.G., 5.00%, 8/1/2033	3,000,000	3,477,930
City of Norwalk Series 2023, GO, 4.00%, 8/15/2042	120,000	123,779
City of Stamford, Water Pollution Control System and Facility Series 2013A, Rev., 5.00%, 8/15/2029	300,000	300,633
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	2,000,000	2,201,716
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2024C-1, Rev., VRDO, 1.70%, 3/11/2026 (c)	40,000,000	40,000,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024B, Rev., 5.00%, 7/1/2029 (c)	3,750,000	4,044,931
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,515,000	1,558,075
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2028	4,365,000	4,703,203
Series 2025B, GO, 5.00%, 12/1/2030	1,000,000	1,126,492
Series 2022E, GO, 5.00%, 11/15/2035	2,815,000	3,226,933
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,265,000	2,612,865
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,146,426
Series 2021A, Rev., 4.00%, 5/1/2039	1,305,000	1,351,425
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2024B, Rev., 5.00%, 7/1/2026	10,500,000	10,599,771
Series 2025A, Rev., 5.00%, 7/1/2039	5,000,000	5,846,299
Series 2025A, Rev., 5.00%, 7/1/2045	3,200,000	3,541,442
Total Connecticut		86,960,178
Delaware — 0.1%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000,000	1,004,932
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 3.60%, 1/1/2031	4,250,000	4,413,816
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550,000	1,602,063
Delaware State Economic Development Authority, St. Andrews School Project, Rev., 4.00%, 7/1/2041	1,190,000	1,200,688
Total Delaware		8,221,499
District of Columbia — 1.2%
District of Columbia Housing Finance Agency, Multi Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,655,345
District of Columbia Housing Finance Agency, Paxton Project, Rev., 3.35%, 6/1/2026 (c)	4,585,000	4,590,848
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025B, Rev., 5.25%, 10/1/2050	5,250,000	5,666,902
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	21,500,000	24,845,361
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	108,410
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	100,000	99,121
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,051,144
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,289,601
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,533,413
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,800,426
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750,000	5,936,783
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	10,690,000	10,236,175
Washington Metropolitan Area Transit Authority Dedicated, Second Lien
Series 2023A, Rev., 5.00%, 7/15/2048	7,200,000	7,496,789
Series 2025A, Rev., 5.25%, 7/15/2055	12,500,000	13,224,930
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,702,416
Total District of Columbia		84,237,664
Florida — 3.4%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023A, Rev., 5.13%, 6/15/2033 (b)	1,625,000	1,706,606
Series 2023A, Rev., 6.00%, 6/15/2043 (b)	2,060,000	2,141,275
Central Florida Expressway Authority, Senior Lien
Series 2025A, Rev., 5.00%, 7/1/2038	3,150,000	3,688,931
Series 2025A, Rev., 5.00%, 7/1/2039	2,850,000	3,309,093
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	50,332
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,718,745
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,498,485
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,430,766
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	11,600,000	12,736,349
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	5,095,000	5,207,034
Collier County Educational Facilities Authority, Ave Maria University, Inc., Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,959,312
County of Lee, Airport
Series 2026 A-2, Rev., AMT, 5.00%, 3/12/2026 (c) (d)	3,000,000	3,301,128
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	444,402
Series 2021B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	2,044,251
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000,000	2,889,047
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	14,000,000	14,255,448
Series 2025A, Rev., 4.50%, 10/1/2051	8,000,000	7,901,885
County of Miami-Dade, Aviation System Series 2024A, Rev., AMT, 5.00%, 10/1/2035	4,805,000	5,509,056
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355,000	5,397,132
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	3,000,000	3,224,318
County of Palm Beach Series 2021A, Rev., 4.00%, 12/1/2032	2,070,000	2,218,202
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019B, Rev., 5.00%, 7/1/2032	250,000	268,730
Series 2024, Rev., 5.00%, 7/1/2049	2,000,000	2,090,268
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	224,992
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	193

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp. Series 2026B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,220,578
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Rev., AMT, 5.25%, 7/1/2047	1,500,000	1,117,500
Rev., AMT, 5.50%, 7/1/2053	6,250,000	4,656,250
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,015,147
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	970,000	975,085
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,140,000	3,495,583
Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	5,000,000	5,686,189
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	8,000,000	8,257,102
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.63%, 11/15/2045 (b)	3,000,000	3,226,390
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	78,116
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2025A, Rev., 5.00%, 10/1/2034	3,770,000	4,395,820
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,437,300
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,929,507
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., A.G., 5.00%, 11/1/2028	100,000	106,933
Greater Orlando Aviation Authority, United Airlines, Inc., Project, Rev., AMT, 5.50%, 11/1/2036	2,560,000	2,816,715
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	3,260,000	3,552,698
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	2,900,000	2,900,000
Jacksonville Housing Finance Authority, Multi- Family Egret Landing, Rev., 3.40%, 7/1/2028 (c)	3,250,000	3,270,220
JEA Electric System
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2037	1,950,000	2,270,247
Series 2024A-3, Rev., A.G., 5.00%, 10/1/2038	2,500,000	2,899,655
JEA Water and Sewer System Series 2024A, Rev., 5.50%, 10/1/2054	5,000,000	5,442,459
Lee County Industrial Development Authority, Lee Health System, Inc. Project
Series 2026A-2, Rev., 5.00%, 4/1/2033 (c) (d)	5,000,000	5,702,561
Series 2026A-3, Rev., 5.00%, 4/1/2035 (c) (d)	5,000,000	5,771,182
Lee County School Board (The)
Series 2023A, COP, 5.00%, 8/1/2042	6,725,000	7,385,704
Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,396,380
Marion County School Board, COP, A.G., 5.25%, 6/1/2044	1,465,000	1,596,345
Miami Beach Redevelopment Agency, City Center Historic Convention Village, Rev., A.G., 5.00%, 2/1/2036	3,000,000	3,459,049
Miami-Dade County Housing Finance Authority, Amber Station Series 2025A, Rev., 3.25%, 8/1/2029 (c)	7,750,000	7,859,108
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	975,000	1,055,091
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	850,411
Orlando Utilities Commission Series 2024B, Rev., 5.00%, 10/1/2036	1,215,000	1,428,665
Orlando Utilities Commission, Utility System
Series 2015B, Rev., VRDO, LIQ : TD Bank NA, 2.17%, 3/11/2026 (c)	2,000,000	2,000,000
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,180,649
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,306,770
Series 2025A, Rev., 5.00%, 10/1/2035	1,260,000	1,491,717
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,175,856
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Rev., 5.00%, 11/15/2032	240,000	243,299
Series 2025B, Rev., 5.00%, 11/15/2049	3,485,000	3,522,485
Series 2025B, Rev., 5.00%, 11/15/2055	5,000,000	5,002,929
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	4,250,000	4,326,361
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	3,230,000	3,056,310
Peace River Manasota Regional Water Supply Authority, Utility System
Series 2025A, Rev., 5.25%, 10/1/2044	6,780,000	7,525,451
Series 2025A, Rev., 5.25%, 10/1/2046	2,000,000	2,174,414
Series 2025A, Rev., 5.25%, 10/1/2047	5,055,000	5,465,032
Series 2025A, Rev., 5.25%, 10/1/2050	5,250,000	5,611,845
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019A, Rev., 5.25%, 11/15/2039	1,500,000	1,506,041
Series 2019A, Rev., 5.50%, 11/15/2049	3,225,000	3,054,848
Series 2019A, Rev., 5.75%, 11/15/2054	2,000,000	1,932,274
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment
Series 2025A, Rev., A.G., 5.00%, 3/1/2033	2,500,000	2,852,415
Series 2025A, Rev., A.G., 5.00%, 3/1/2034	3,000,000	3,455,914
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	77,537
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390,000	1,329,793
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	75,705
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,590
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	126,133
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Village Community Development District No. 15
4.25%, 5/1/2028 (b)	200,000	203,007
4.85%, 5/1/2038 (b)	1,000,000	1,050,097
Total Florida		245,259,249
Georgia — 3.9%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,500,000	1,518,241
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	4,035,119
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	4,000,000	4,084,904
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	11,090,000	10,397,097
City of Atlanta Department of Aviation
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2042	1,000,000	1,113,753
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2043	1,200,000	1,322,946
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2044	1,400,000	1,526,760
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2045	1,500,000	1,619,504
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,379,422
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,946,297
City of Cartersville Water and Sewer, Rev., 5.00%, 6/1/2056	2,645,000	2,777,571
City of Gainesville Water and Sewerage
Rev., 5.00%, 11/15/2039	1,000,000	1,166,178
Rev., 5.00%, 11/15/2040	1,550,000	1,793,848
Rev., 5.00%, 11/15/2042	1,000,000	1,143,054
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project
Rev., 5.50%, 10/1/2050	1,750,000	1,925,543
Rev., 5.50%, 10/1/2053	2,000,000	2,183,993
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	1,500,000	1,519,037
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,172,502
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	195

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,525,000	5,625,285
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,015,000	1,022,885
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,415,000	1,415,187
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2042	7,375,000	8,343,503
Fayette County Development Authority, United States Soccer Federation, Inc., Project, Rev., 5.25%, 10/1/2054	2,640,000	2,707,871
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	3,605,000	4,009,119
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	4,055,000	3,500,123
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175,000	1,166,243
Rev., 4.00%, 6/15/2037	1,500,000	1,527,984
Rev., 4.00%, 6/15/2038	1,425,000	1,447,802
Rev., 4.00%, 6/15/2039	1,785,000	1,812,849
Georgia Housing and Finance Authority Series 2025C, Rev., 6.25%, 12/1/2055	5,000,000	5,648,164
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2038	2,380,000	2,487,796
Henry County, Water and Sewerage Authority, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000,000	5,293,510
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (c)	1,615,000	1,674,504
Main Street Energy, Inc., Energy Project Series 2025D, Rev., 5.00%, 12/1/2033	5,000,000	5,457,820
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500,000	2,574,040
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	30,240,000	32,053,178
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	14,215,000	15,258,847
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	5,390,000	5,768,611
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,698,989
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,757,003
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	18,190,000	19,811,120
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,599,930
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	14,690,000	16,025,799
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	18,310,000	20,021,645
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	17,500,000	19,074,951
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,022,270
Municipal Electric Authority of Georgia Project Series 2024B, Rev., 5.00%, 1/1/2028	1,000,000	1,050,788
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019B, Rev., 5.00%, 1/1/2048	3,000,000	3,016,134
Series 2019A, Rev., 5.00%, 1/1/2049	6,500,000	6,528,895
Series 2019A, Rev., 5.00%, 1/1/2049	2,000,000	2,022,073
Series 2019A, Rev., 5.00%, 1/1/2063	4,020,000	4,025,434
Paulding County School District
GO, 5.00%, 2/1/2030	3,055,000	3,377,503
GO, 5.00%, 2/1/2031	1,750,000	1,975,528
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,152,094
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (c)	9,500,000	9,500,000
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2038	250,000	284,951
Series 2025C, Rev., A.G., 5.00%, 6/1/2039	275,000	311,262
Series 2025C, Rev., A.G., 5.00%, 6/1/2040	300,000	337,107
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	116,947
Rev., 5.25%, 2/1/2035	135,000	157,103
Total Georgia		274,288,616
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,976,658
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2035	2,600,000	2,961,318
Total Guam		4,937,976
Hawaii — 0.3%
City and County of Honolulu
Series D, GO, 5.00%, 9/1/2032	45,000	46,761
Series 2025F, GO, 5.00%, 7/1/2033	9,590,000	11,303,581
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	30,953
State of Hawaii Airports System Series 2025C, Rev., AMT, 5.00%, 7/1/2043	3,150,000	3,407,731
State of Hawaii Department of Budget and Finance, The Queen's Health Systems Series 2025B, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/2/2026 (c)	5,125,000	5,125,000
Total Hawaii		19,914,026
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,671
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	10,295,000	11,328,656
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	4,250,000	4,775,961
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	4,800,000	4,850,154
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	5,300,000	6,137,042
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Idaho — continued
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2025A, Rev., 4.00%, 8/15/2050	2,500,000	2,364,298
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	572,801
Total Idaho		30,066,583
Illinois — 5.5%
Board of Trustees of the University of Illinois (The) Series 2021A, Rev., 5.00%, 4/1/2029	450,000	486,211
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	3,000,000	3,265,773
Series 2023C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,986,301
Series 2023C, Rev., AMT, 5.00%, 1/1/2037	2,500,000	2,787,573
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	2,335,000	2,504,952
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,153,846
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,424,703
Series 2023, Rev., 5.00%, 1/1/2037	825,000	922,456
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	218,183
Series 2026A, Rev., 5.00%, 1/1/2045 (d)	4,000,000	4,334,476
Series 2026A, Rev., 5.00%, 1/1/2047 (d)	3,695,000	3,909,569
Series 2026A, Rev., 5.00%, 1/1/2048 (d)	7,500,000	7,870,426
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	13,750,000	14,178,963
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	6,500,000	7,119,486
Series 2019A, GO, 5.50%, 1/1/2049	1,520,000	1,527,256
Series 2025A, GO, 6.00%, 1/1/2050	2,110,000	2,220,155
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	9,285,000	10,010,655
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	197

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160,000	3,467,318
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	365,000	381,562
City of Decatur, GO, 5.00%, 3/1/2026	130,000	130,000
City of Highland Park, GO, 4.00%, 12/30/2028	35,000	36,607
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750,000	770,026
Cook County School District No. 87 Berkeley, GO, A.G., 4.00%, 12/1/2030	35,000	36,886
County of Cook, Sales Tax
Rev., 5.00%, 11/15/2031	3,600,000	3,752,560
Rev., 5.00%, 11/15/2034	2,000,000	2,075,750
County of Lake, Sales Tax, GO, 4.00%, 11/30/2027	100,000	102,775
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060,000	1,067,845
Illinois Development Finance Authority, Solid waste Management, Inc., Project, Rev., AMT, 3.45%, 11/2/2026 (c)	2,250,000	2,257,514
Illinois Development Finance Authority, St. Vincent DE Paul Center Project Series 2000A, Rev., 2.85%, 3/1/2030 (c) (d)	1,500,000	1,501,200
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	13,130,000	13,330,717
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	3,500,000	3,674,291
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	338,382
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	219,167
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	253,379
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,700,000	1,645,623
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	1,250,000	1,250,000
Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 1.95%, 3/2/2026 (c)	29,335,000	29,335,000
Series 2021E, Rev., VRDO, 1.70%, 3/11/2026 (c)	22,300,000	22,300,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series 2025B-1, Rev., 5.00%, 8/15/2030 (c)	3,500,000	3,786,860
Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	8,500,000	9,610,286
Illinois Finance Authority, The Moorings of Arlington Heights Series 2025A, Rev., 5.13%, 11/1/2046	1,500,000	1,536,443
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,028,553
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	4,000,000	4,394,580
Illinois Housing Development Authority
Rev., 2.80%, 4/1/2028 (c)	1,750,000	1,753,633
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	875,000	958,892
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,125,000	3,471,231
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,960,000	5,706,112
Series 2025D, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	7,720,000	8,946,117
Illinois Housing Development Authority, Island Terrace, Rev., 2.80%, 4/1/2028 (c)	3,100,000	3,107,324
Illinois Municipal Electric Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 2/1/2033	7,500,000	8,686,016
Illinois State Toll Highway Authority Series 2024A, Rev., 5.00%, 1/1/2038	2,360,000	2,710,236
Lake County Community Consolidated School District No. 3 Beach Park, GO, A.G., 4.00%, 2/1/2032	175,000	181,466
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030,000	1,045,817
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000,000	10,863,916
Series 2018C, Rev., 5.50%, 1/1/2032	22,820,000	24,671,327
Series 2018C, Rev., 5.25%, 1/1/2034	13,520,000	14,418,919
Series 2018C, Rev., 5.25%, 1/1/2035	9,000,000	9,571,754
Sales Tax Securitization Corp., Second Lien
Series 2023C, Rev., 5.00%, 1/1/2034	2,340,000	2,668,992
Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,764,183
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,085,632
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,752,108
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	720,796
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	869,179
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	634,708
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	570,991
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2026	5,175,000	5,264,344
Series 2017A, GO, 5.00%, 12/1/2026	1,000,000	1,019,413
Series 2016, GO, 5.00%, 2/1/2027	1,000,000	1,023,720
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,030,120
Series 2018A, GO, 5.00%, 10/1/2027	2,590,000	2,695,532
GO, 5.50%, 1/1/2029	5,000,000	5,431,768
Series 2022A, GO, 5.00%, 3/1/2029	500,000	537,631
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,128,710
GO, 4.00%, 6/1/2032	1,000,000	1,002,133
Series 2022B, GO, 5.00%, 10/1/2032	10,000,000	11,387,921
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,482,913
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,053,537
Series 2022A, GO, 5.00%, 3/1/2034	5,765,000	6,453,310
Series 2022A, GO, 5.00%, 3/1/2035	12,000,000	13,357,178
GO, 5.00%, 2/1/2037	3,000,000	3,397,221
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,631,550
Series 2025D, GO, 5.00%, 9/1/2039	18,000,000	19,946,074
Series 2024B, GO, 5.00%, 5/1/2040	1,800,000	1,973,971
Series 2024B, GO, 5.25%, 5/1/2042	8,500,000	9,305,679
Series 2019C, GO, 4.00%, 11/1/2042	5,880,000	5,662,532
Series 2023B, GO, 5.50%, 5/1/2047	1,500,000	1,581,662
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	125,000	130,446
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., A.G., 4.00%, 3/1/2028	995,000	1,010,060
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	142,885
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700,000	1,699,204
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,060,541
Total Illinois		388,773,712
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — 1.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	995,000	897,121
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (b)	4,560,000	4,002,837
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	5,000,000	5,121,519
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,710,000	1,625,683
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project Series 2024B, Rev., 5.00%, 7/15/2037	865,000	985,596
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,863,064
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,298,177
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,573,555
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,119,621
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	3,000,000	2,991,544
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	800,000	856,390
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	444,942
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	116,857
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	8,000,000	8,421,118
Indiana Finance Authority, Rose-Hulman Institute of Technology Project, Rev., 5.00%, 6/1/2030	435,000	474,458
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2031	1,000,000	1,131,960
Series 2025C, Rev., 5.00%, 2/1/2032	1,000,000	1,156,091
Series 2025C, Rev., 5.00%, 2/1/2033	2,000,000	2,348,588
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2025C-1, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	3,500,000	4,024,503
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,875,000	1,715,152
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	199

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	6,000,000	5,790,065
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., A.G., 5.00%, 1/1/2027	1,250,000	1,279,202
Series 2025A, Rev., A.G., 5.00%, 1/1/2028	1,000,000	1,049,884
Series 2025A, Rev., A.G., 5.00%, 1/1/2029	1,125,000	1,210,982
Series 2025A, Rev., A.G., 5.00%, 1/1/2030	690,000	760,355
Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,000,000	1,124,643
Series 2025A, Rev., A.G., 5.00%, 1/1/2032	1,355,000	1,552,023
Indiana State University, Housing and Dining System, Rev., 5.00%, 4/1/2031	75,000	76,772
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., A.G., 4.00%, 6/1/2037	5,000,000	5,205,228
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2029	475,000	512,479
Series 2025A, Rev., 5.00%, 1/15/2030	400,000	440,396
Series 2025A, Rev., 5.00%, 1/15/2031	600,000	671,187
Series 2025A, Rev., 5.00%, 1/15/2032	450,000	510,504
Series 2025A, Rev., 5.00%, 1/15/2034	225,000	261,280
Series 2025A, Rev., 5.00%, 7/15/2037	1,000,000	1,157,586
Series 2025A, Rev., 5.00%, 7/15/2040	800,000	902,711
Series 2025A, Rev., 5.00%, 7/15/2042	1,650,000	1,821,887
Indianapolis Local Public Improvement Bond Bank, Indianapolos Airport Authority
Series 2025B-1, Rev., 5.00%, 1/1/2035	350,000	414,282
Series 2025B-1, Rev., 5.00%, 1/1/2036	350,000	410,895
Series 2025B-1, Rev., 5.00%, 1/1/2037	375,000	436,294
Series 2025B-1, Rev., 5.00%, 1/1/2038	500,000	576,988
Series 2025B-1, Rev., 5.00%, 1/1/2039	500,000	571,714
Series 2025B-1, Rev., 5.00%, 1/1/2040	230,000	261,261
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,363,341
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,232,485
Rev., 5.00%, 7/15/2030	1,150,000	1,272,348
Total Indiana		73,035,568
Iowa — 0.3%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., A.G., 5.00%, 7/1/2035	1,045,000	1,153,295
Series 2023, Rev., A.G., 5.00%, 7/1/2036	1,060,000	1,164,191
Des Moines Independent Community School District, Sales Services and Use Tax, Rev., 5.00%, 6/1/2028	370,000	391,634
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co., Project
Rev., 4.00%, 12/1/2032 (c) (e)	5,350,000	5,907,655
Rev., 5.00%, 12/1/2032 (e)	3,000,000	3,499,044
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85,000	84,897
Rev., 5.00%, 9/1/2028	200,000	199,001
Rev., 5.00%, 9/1/2030	110,000	108,953
Rev., 5.00%, 9/1/2031	100,000	98,758
Rev., 5.00%, 9/1/2036	440,000	416,766
Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 8/1/2027	30,000	31,233
Iowa Great Lakes Sanitation District, GO, 5.00%, 6/1/2026	1,145,000	1,152,449
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	609,595
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	931,898
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	58,910,000	8,710,657
Total Iowa		24,460,026
Kansas — 0.4%
City of St. Marys, Evergy Kansan Central, Inc., Rev., 3.50%, 4/15/2032	8,000,000	8,132,985
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965,000	3,010,864
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765,000	7,011,030
Series 2025A, Rev., 4.00%, 5/1/2040	6,415,000	6,584,837
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	224,662
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,184,390
Series 2025A, Rev., 5.00%, 9/1/2041	2,010,000	2,293,573
Series 2025A, Rev., 5.00%, 9/1/2043	2,315,000	2,594,181
Total Kansas		31,036,522
Kentucky — 0.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,720,000	5,781,968
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025,000	10,146,021
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440,000	6,586,200
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	170,685
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250,000	1,348,613
Kentucky Public Energy Authority, Gas Supply
Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,663,161
Series 2024B, Rev., 5.00%, 8/1/2032 (c)	6,825,000	7,439,677
Series 2025B, Rev., 5.00%, 12/1/2033	14,850,000	15,823,857
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2030	1,000,000	1,120,848
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,070,581
Series A, Rev., 5.00%, 10/1/2030	1,400,000	1,567,888
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	3,650,000	4,195,911
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	65,111
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	5,002,411
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2029	315,000	343,868
Total Kentucky		64,326,800
Louisiana — 1.0%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	2,000,000	2,225,731
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2021B, Rev., 2.50%, 4/1/2036	1,740,000	1,559,165
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects, Rev., 5.00%, 12/1/2030	250,000	269,408
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2033	1,090,000	1,257,339
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	378,619
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	408,706
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	705,000	585,120
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	8,000,000	8,756,333
Series 2025A, Rev., 5.25%, 5/15/2055	10,500,000	10,995,259
Series 2025A, Rev., 5.50%, 5/15/2055	7,000,000	7,470,992
Louisiana Public Facilities Authority, South Quad L3C Project
Rev., A.G., 5.00%, 7/1/2039	1,000,000	1,135,598
Rev., A.G., 5.00%, 7/1/2040	1,000,000	1,126,879
Rev., A.G., 5.00%, 7/1/2041	1,000,000	1,117,420
Rev., A.G., 5.00%, 7/1/2042	1,115,000	1,232,813
Rev., A.G., 5.00%, 7/1/2043	1,000,000	1,091,637
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	201

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Parish of St. James, Nustar Logistics L.P Project, Rev., 3.70%, 6/1/2030 (c)	7,000,000	7,201,246
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	7,500,000	7,535,727
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,236
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	14,900,000	14,900,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000,000	2,297,482
Series 2025A, Rev., 5.00%, 5/1/2040	2,055,000	2,337,049
Total Louisiana		73,912,759
Maine — 0.2%
Finance Authority of Maine, Casella Waste System, Inc., Project Series 2015R-3, Rev., AMT, 5.00%, 8/1/2035 (b)	2,000,000	2,165,158
Maine Health and Higher Educational Facilities Authority
Series 2024A, Rev., A.G., 5.00%, 7/1/2028	1,135,000	1,205,449
Series 2023A, Rev., A.G., 5.00%, 7/1/2038	250,000	280,654
Series 2024A, Rev., A.G., 5.00%, 7/1/2041	1,360,000	1,511,276
Maine Municipal Bond Bank
Series 2025A, Rev., 5.00%, 11/1/2028	2,075,000	2,228,836
Series 2025A, Rev., 5.00%, 11/1/2029	1,000,000	1,100,668
Series 2025A, Rev., 5.00%, 11/1/2030	225,000	253,146
Maine Turnpike Authority
Rev., 5.00%, 7/1/2034	1,520,000	1,806,429
Rev., 4.00%, 7/1/2040	2,100,000	2,179,312
Total Maine		12,730,928
Maryland — 1.1%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000,000	2,089,384
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,924,870
County of Prince George's, Consolidated Public Improvement Series 2025A, GO, 5.00%, 8/1/2043	4,355,000	4,906,700
County of St. Mary's, Public Improvement, GO, 4.00%, 7/15/2027	70,000	71,731
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	3,500,000	3,564,531
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000,000	1,002,728
Rev., 4.00%, 7/1/2036	1,000,000	1,002,377
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc.
Series 2026B2, Rev., 5.00%, 8/15/2036 (c)	3,400,000	3,929,316
Series 2026A, Rev., 5.25%, 8/15/2054	2,900,000	3,048,068
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/2/2026 (c)	25,000,000	25,000,000
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	3,500,000	3,643,456
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	5,000,000	5,175,254
State of Maryland, Department of Transportation, Rev., 5.00%, 9/1/2026	75,000	76,086
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,155,834
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	1,023,830
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	11,800,000	11,864,373
Rev., GTD, 4.00%, 6/1/2053	5,430,000	5,275,201
Total Maryland		75,753,739
Massachusetts — 1.1%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	2,505,000	2,512,020
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020E, GO, 5.00%, 11/1/2050	2,860,000	2,956,123
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2033	1,805,000	2,135,906
Series 2023A, GO, 5.00%, 5/1/2048	13,000,000	13,720,698
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024H, GO, 5.00%, 12/1/2040	1,130,000	1,300,958
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority Sales Tax Series 2025B, Rev., 5.25%, 7/1/2047	2,325,000	2,553,356
Massachusetts Bay Transportation Authority Sales Tax, Series 2006A, Rev., 5.25%, 7/1/2029	5,000,000	5,529,348
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	4,000,000	4,071,120
Massachusetts Clean Water Trust (The), Clean Water State Revolving Fund Series 27, Rev., 5.00%, 2/1/2045	4,135,000	4,592,083
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	5,000,000	6,041,762
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 5.00%, 7/1/2029	750,000	795,671
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	3,000,000	3,190,352
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program
Rev., 5.00%, 6/1/2039	1,505,000	1,698,671
Rev., 5.25%, 6/1/2042	1,505,000	1,688,149
Rev., 5.50%, 6/1/2050	1,500,000	1,619,416
Rev., 5.25%, 6/1/2055	2,125,000	2,224,268
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2025B, Rev., 5.00%, 2/15/2038	1,000,000	1,234,132
Series 2025A, Rev., 5.00%, 2/15/2050	1,500,000	1,586,606
Series 2025A, Rev., 5.25%, 2/15/2050	5,800,000	6,251,029
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	46,541
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	4,470,000	4,478,136
Town of Brookline, Purpose Loan
GO, 4.00%, 5/15/2044	2,855,000	2,911,461
GO, 4.00%, 5/15/2045	5,050,000	5,086,675
Total Massachusetts		78,224,481
Michigan — 1.4%
Berkley School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2033	210,000	229,332
GO, Q-SBLF, 4.00%, 5/1/2034	225,000	246,337
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Berrien Springs Public Schools, School Building and Site, Unlimited Tax, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	108,631
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,551,286
Rev., 4.00%, 4/1/2045	1,395,000	1,382,673
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2037	475,000	513,539
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,354,897
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,038,435
City of Grand Rapids Sanitary Sewer System
Rev., 5.00%, 1/1/2037	1,000,000	1,176,211
Rev., 5.00%, 1/1/2038	1,050,000	1,224,044
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,179,462
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,089,875
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, Rev., 5.00%, 7/1/2026	175,000	176,446
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,139,403
Lansing Board of Water and Light, City of Lansing Utility System
Series 2026B, Rev., 5.00%, 7/1/2037	790,000	941,703
Series 2026B, Rev., 5.00%, 7/1/2038	330,000	389,980
Series 2026B, Rev., 5.00%, 7/1/2040	1,160,000	1,349,370
Series 2026B, Rev., 5.00%, 7/1/2041	470,000	539,369
Series 2026B, Rev., 5.00%, 7/1/2042	1,295,000	1,467,153
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900,000	1,906,831
Michigan Finance Authority, Public Lighting Authority Refunding Local Project
Series 2025A, Rev., 5.00%, 7/1/2033	1,000,000	1,158,095
Series 2025A, Rev., 5.00%, 7/1/2034	1,000,000	1,167,056
Series 2025A, Rev., 5.00%, 7/1/2035	1,000,000	1,171,261
Series 2025A, Rev., 5.00%, 7/1/2036	1,000,000	1,163,888
Series 2025A, Rev., 5.00%, 7/1/2037	1,000,000	1,150,702
Series 2025A, Rev., 5.00%, 7/1/2038	1,050,000	1,204,160
Series 2025A, Rev., 5.00%, 7/1/2039	1,000,000	1,139,649
Series 2025A, Rev., 5.00%, 7/1/2040	1,000,000	1,132,606
Series 2025A, Rev., 5.00%, 7/1/2041	1,325,000	1,486,971
Series 2025A, Rev., 5.00%, 7/1/2042	1,500,000	1,664,285
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	203

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	6,000,000	5,238,634
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,054,865
Series 2016MI, Rev., 5.00%, 12/1/2034	5,000,000	5,029,590
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600,000	4,626,096
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,019,264
Series 2013MI-5, Rev., 4.00%, 12/1/2040	1,295,000	1,301,185
Michigan State Hospital Finance Authority, Corewell Health
Series 2025B-1, Rev., 5.00%, 6/1/2032 (c)	3,160,000	3,546,223
Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	2,000,000	2,317,098
Michigan State Housing Development Authority
Series 2023B, Rev., 5.75%, 6/1/2054	2,790,000	3,028,257
Series 2025C, Rev., 6.00%, 6/1/2056	6,000,000	6,759,680
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	14,030,000	14,090,124
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	3,555,000	3,559,929
Michigan Strategic Fund, I-75 Improvement Projects, Rev., AMT, 5.00%, 12/31/2043	5,000,000	5,074,389
State of Michigan Trunk Line
Series 2021A, Rev., 4.00%, 11/15/2036	135,000	142,696
Series 2020B, Rev., 4.00%, 11/15/2037	5,150,000	5,361,009
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2025B, Rev., AMT, 5.75%, 12/1/2050	1,500,000	1,641,728
West Ottawa Public Schools, Unlimited Tax, GO, A.G., 4.00%, 11/1/2039	1,055,000	1,087,454
Total Michigan		96,321,871
Minnesota — 0.3%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,222,462
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,663,725
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	153,692
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 5.00%, 11/15/2033	180,000	188,137
Series 2018A, Rev., 4.00%, 11/15/2037	3,230,000	3,249,704
Series 2018A, Rev., 4.00%, 11/15/2038	750,000	752,497
Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	994,134
City of Rogers, Sales Tax Series 2024B, GO, 5.00%, 2/1/2034	1,135,000	1,342,536
County of Hennepin Series 2023A, GO, 5.00%, 12/1/2034	2,000,000	2,359,985
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,060,000	2,220,856
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	4,100,000	4,668,191
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,017,391
State of Minnesota Series 2021A, GO, 4.00%, 9/1/2041	1,000,000	1,029,119
Total Minnesota		20,862,429
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	6,000,000	5,339,918
Mississippi Development Bank, Ranking County Project, Rev., 5.00%, 3/1/2026	205,000	205,000
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030,000	5,094,422
Series 2018A, GO, 4.00%, 11/1/2038	14,500,000	14,559,767
Total Mississippi		25,199,107
Missouri — 1.0%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	121,152
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	2,335,000	2,464,551
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	3,500,000	4,084,367
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Rev., 4.00%, 2/1/2027	1,000,000	1,007,206
Series 2019C, Rev., 4.00%, 2/1/2030	1,500,000	1,533,306
Series 2016B, Rev., 5.00%, 2/1/2035	1,000,000	1,001,073
Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,000,990
Series 2019A, Rev., 5.00%, 2/1/2042	1,000,000	1,020,481
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	189,847
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (c)	5,000,000	5,246,173
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.00%, 3/2/2026 (c)	1,310,000	1,310,000
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2026	200,000	201,141
Rev., 5.00%, 9/1/2028	1,355,000	1,395,041
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710,000	4,902,071
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	1,000,000	1,011,270
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2027	50,000	51,652
Series 2025C, Rev., 5.00%, 5/1/2038	13,660,000	15,906,383
Series 2025C, Rev., 5.00%, 5/1/2039	7,000,000	8,070,128
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,680,000	1,794,480
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,675,000	2,980,557
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,447,332
Series 2024, Rev., 5.00%, 1/1/2031	1,100,000	1,227,390
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	7,750,000	7,451,012
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	6,301,294
Springfield School District No. R-12, GO, 4.00%, 3/1/2042	1,300,000	1,328,629
Total Missouri		73,047,526
Montana — 0.2%
City of Forsyth, Northwestern Corp, Colstrip Projects, Rev., 3.88%, 7/1/2028	7,770,000	7,952,545
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	2,000,000	1,687,635
Montana Board of Housing Series 2025B, Rev., 6.00%, 12/1/2055	3,250,000	3,654,333
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,870,413
Total Montana		15,164,926
Nebraska — 0.6%
Central Plains Energy Project Series 2025A, Subseries A-1, Rev., 5.00%, 8/1/2031 (c)	9,840,000	10,723,129
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	348,412
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,350,000	1,436,621
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	86,170
Rev., 5.00%, 9/1/2028	50,000	51,357
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000,000	10,112,115
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	2,000,000	2,041,122
Series 2019A, Rev., 4.00%, 1/1/2035	1,000,000	1,018,712
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,119,446
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	205

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Omaha Public Power District Series 2025A, Rev., 5.00%, 2/1/2043	1,425,000	1,588,960
Omaha Public Power District Nebraska City Station Unit 2, Nebraska City 2
Series 2026A, Rev., 5.00%, 2/1/2045	1,000,000	1,091,123
Series 2026A, Rev., 5.00%, 2/1/2049	2,755,000	2,926,892
Omaha Public Power District, Electric System
Series 2022A, Rev., 4.00%, 2/1/2042	3,750,000	3,819,555
Series 2024C, Rev., 5.00%, 2/1/2042	2,150,000	2,381,239
Series 2024D, Rev., 5.00%, 2/1/2043	2,700,000	2,972,828
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,501,281
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,882,650
Total Nebraska		45,101,612
Nevada — 0.4%
City of Las Vegas, Various Purpose
Series 2026A, Rev., 5.00%, 6/1/2041	1,000,000	1,148,649
Series 2026A, Rev., 5.00%, 6/1/2042	1,500,000	1,703,879
Series 2026A, Rev., 5.00%, 6/1/2043	1,360,000	1,531,115
Series 2026A, Rev., 5.00%, 6/1/2044	1,000,000	1,112,195
Series 2026A, Rev., 5.00%, 6/1/2045	1,000,000	1,099,847
Series 2026A, Rev., 5.00%, 6/1/2046	750,000	814,624
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,153,190
Series 2024B, GO, 5.00%, 6/1/2036	1,000,000	1,173,904
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,175,649
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	100,394
Series 2020A, GO, A.G., 4.00%, 6/15/2039	1,065,000	1,086,959
County of Clark Department of Aviation Series 2019D, Rev., 5.00%, 7/1/2031	4,455,000	4,846,926
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	400,000	403,319
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	125,939
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	167,922
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
County of Washoe, Nevada Water Facilities Sierra Pacific Power Co. Projects Series 2016G, Rev., 3.63%, 10/1/2029 (c)	2,000,000	2,053,135
Nye County School District
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360,000	1,561,009
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,135,512
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	7,200,000	3,888,000
Total Nevada		27,282,167
New Hampshire — 0.4%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	2,451,000	2,451,043
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	963,398
Series 2023A, Rev., 5.25%, 6/1/2051	5,450,000	5,748,447
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,045,838
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	2,910,000	3,344,205
Series 2025A, Rev., 5.50%, 6/1/2050	6,000,000	6,337,429
New Hampshire Health and Education Facilities Authority Act, Rev., 5.25%, 8/1/2055	5,400,000	5,645,876
Total New Hampshire		25,536,236
New Jersey — 2.3%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	17,000,000	17,061,652
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., A.G., 5.00%, 11/1/2026	1,800,000	1,829,475
Series 2024B, Rev., A.G., 5.00%, 11/1/2026	1,000,000	1,016,375
Series 2024A, Rev., A.G., 5.00%, 11/1/2028	700,000	745,352
New Jersey Economic Development Authority, Municipal Rehabilitation Series 2019A, Rev., 5.25%, 4/1/2028 (c)	1,600,000	1,701,130
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,007,865
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	2,000,000	2,030,016
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000,000	1,087,920
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255,000	1,308,061
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250,000	3,304,831
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585,000	9,654,354
Series A, Rev., 5.00%, 6/15/2031	11,500,000	11,581,313
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000,000	2,141,220
Series 2024CC, Rev., 5.00%, 6/15/2034	4,000,000	4,724,995
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750,000	2,867,476
Series 2022A, Rev., 4.00%, 6/15/2042	3,000,000	3,032,153
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000,000	3,269,016
Series 2023BB, Rev., 5.00%, 6/15/2046	2,250,000	2,386,187
Series 2024CC, Rev., 4.13%, 6/15/2050	2,500,000	2,407,014
Series 2023BB, Rev., 5.25%, 6/15/2050	3,500,000	3,711,904
Series 2024CC, Rev., 5.25%, 6/15/2055	2,500,000	2,646,685
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	259,884
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,135,974
Series 2024A, Rev., 5.00%, 6/15/2038	12,000,000	13,806,794
Series 2024AA, Rev., 5.00%, 6/15/2040	1,250,000	1,413,019
South Jersey Transportation Authority
Series 2025A, Rev., 4.00%, 11/1/2038	1,800,000	1,885,327
Series 2025A, Rev., 4.00%, 11/1/2039	1,700,000	1,766,210
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300,000	6,335,835
Series 2018A, Rev., 5.00%, 6/1/2027	8,005,000	8,242,747
Series 2018A, Rev., 5.00%, 6/1/2033	6,255,000	6,541,462
Series 2018A, Rev., 5.00%, 6/1/2034	8,000,000	8,352,025
Series 2018A, Rev., 5.00%, 6/1/2036	6,000,000	6,232,887
Series 2018A, Rev., 4.00%, 6/1/2037	3,865,000	3,883,370
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2046	16,830,000	16,856,329
Series 2018B, Rev., 5.00%, 6/1/2046	8,825,000	8,730,821
Total New Jersey		165,957,678
New Mexico — 0.3%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	673,620
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,115,080
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	240,478
City of Farmington, San Juan Project
Series 2010D, Rev., 3.90%, 6/1/2028 (c)	1,100,000	1,123,769
Series 2010C, Rev., 3.88%, 6/1/2029 (c)	1,500,000	1,542,680
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345,000	358,340
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	8,000,000	8,072,165
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	103,780
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project
Rev., VRDO, 2.97%, 3/1/2026 (c)	5,095,000	5,095,000
Rev., 2.92%, 9/1/2026 (c) (d)	1,075,000	1,075,430
Total New Mexico		19,400,342
New York — 14.5%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	2,000,000	2,133,822
Battery Park City Authority
Rev., 5.00%, 11/1/2045	1,700,000	1,885,684
Series 2023A, Rev., 5.00%, 11/1/2048	7,940,000	8,423,639
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.00%, 10/15/2040 (b)	2,720,000	2,809,879
Build NYC Resource Corp., ERE425, LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (b)	3,510,000	3,528,000
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350,000	339,331
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	207

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	1,135,000	1,246,247
Rev., 5.00%, 7/1/2034	230,000	251,343
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,714,785
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,610,292
Build NYC Resource Corp., Urban Resource Institute Project
Series 2025A, Rev., 5.38%, 12/1/2046	1,000,000	1,087,902
Series 2025A, Rev., 5.50%, 12/1/2051	1,100,000	1,171,958
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,013,536
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,338,862
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	4,400,000	4,400,000
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (c)	4,360,000	4,360,000
Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (c)	13,185,000	13,185,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	110,656
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450,000	6,465,942
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	106,908
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	205,799
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	263,317
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,099,052
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,300,000	1,491,029
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 4.00%, 9/1/2046	5,000,000	4,820,984
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,210,587
City of New York, Fiscal Year 2024
Series 2025, Subseries C-1, GO, 5.00%, 9/1/2047	1,150,000	1,211,997
Series 2024D, GO, 5.50%, 4/1/2048	3,000,000	3,252,335
Series 2024D, GO, 5.50%, 4/1/2049	5,455,000	5,897,326
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2028	4,000,000	4,221,174
Series 2025F, GO, 5.00%, 8/1/2033	5,000,000	5,843,142
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2036	3,500,000	4,147,865
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530,000	2,827,302
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2043	5,000,000	5,516,051
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2053	990,000	1,049,315
City of New York, Fiscal Year 2026
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2034	6,300,000	7,439,453
Series 2026D, GO, 5.00%, 10/1/2043	3,500,000	3,866,584
Series 2026D, GO, 5.00%, 10/1/2044	5,000,000	5,456,316
County of Nassau, General Improvement
Series 2025A, GO, 4.00%, 4/1/2044	8,215,000	8,238,750
Series 2025A, GO, 4.00%, 4/1/2045	5,780,000	5,713,038
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	488,614
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 4.00%, 3/15/2042	10,080,000	10,133,459
Series 2024A, Rev., 5.00%, 3/15/2045	2,870,000	3,100,560
Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,407,555
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000,000	3,015,248
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,000,000	10,050,282
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 4.00%, 2/15/2044	6,850,000	6,698,400
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	11,000,000	11,095,012
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	33,775,000	33,935,333
Series 2019A, Rev., 4.00%, 9/1/2034	2,000,000	2,062,186
Series 2018, Rev., 5.00%, 9/1/2034	5,000,000	5,320,934
Series 2018, Rev., 5.00%, 9/1/2035	3,000,000	3,187,386
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,014,023
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority
Series 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 2.00%, 3/2/2026 (c)	2,300,000	2,300,000
Series 2024A, Rev., 5.00%, 11/15/2040	2,780,000	3,084,643
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,222,401
Metropolitan Transportation Authority Dedicated Tax Fund Series 2026B-2, Rev., 5.00%, 11/15/2048	4,000,000	4,219,598
Metropolitan Transportation Authority, Climate Bond
Series 2017C-1, Rev., 5.00%, 11/15/2033	14,360,000	15,087,671
Series 2025B, Rev., 5.00%, 11/15/2035	4,050,000	4,828,936
Series 2025B, Rev., 5.00%, 11/15/2042	1,600,000	1,773,400
Series 2025A, Rev., 5.25%, 11/15/2043	2,000,000	2,224,685
Series 2025A, Rev., 5.25%, 11/15/2045	2,500,000	2,716,586
Series 2019B, Rev., 4.00%, 11/15/2050	1,000,000	883,144
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500,000	1,529,615
Series 2025A, Rev., 5.25%, 11/15/2055	2,000,000	2,095,035
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	261,754
Series 2022A, Rev., 5.63%, 7/1/2042 (b)	1,385,000	1,423,932
New York City Health and Hospitals Corp., Health System
Series 2025A, Rev., 5.00%, 2/15/2037	2,500,000	2,922,451
Series 2025A, Rev., 5.00%, 2/15/2038	2,750,000	3,187,675
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	4,000,000	4,023,662
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	14,765,000	15,119,230
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 4.38%, 12/15/2031	1,250,000	1,291,038
Rev., 5.25%, 12/15/2031	6,600,000	6,867,575
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	3,000,000	3,645,046
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026
Series 2026BB, Rev., 5.00%, 6/15/2048	5,000,000	5,345,135
Series 2026BB, Rev., 5.00%, 6/15/2049	2,300,000	2,446,361
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.00%, 3/2/2026 (c)	4,400,000	4,400,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000,000	5,156,449
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000,000	10,210,650
Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,780,467
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000,000	5,029,399
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (c)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	2,225,000	2,344,982
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,167,171
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,854,648
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA,Subseries2AA1, Rev., 5.00%, 6/15/2051	6,000,000	6,292,145
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	209

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries AA-2, Rev., 5.00%, 6/15/2050	17,295,000	18,271,571
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	13,405,000	15,432,827
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,500,828
New York City Transitional Finance Authority Future Tax Secured Series 2018B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,750,320
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2016 Series 2026B, Rev., 5.00%, 5/1/2043	3,750,000	4,178,136
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2028	4,000,000	4,293,968
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2044	8,000,000	8,814,094
Series 2026B, Rev., 5.00%, 5/1/2044	2,500,000	2,749,029
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2045	4,000,000	4,356,018
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2046	5,000,000	5,387,603
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2047	12,500,000	13,265,271
Series 2026B, Rev., 5.00%, 5/1/2051	14,175,000	14,847,836
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500,000	6,689,205
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017E1, Rev., 5.00%, 2/1/2035	3,000,000	3,067,307
Series B, Rev., 5.00%, 8/1/2036	6,445,000	6,501,688
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	2,100,000	2,201,565
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770,000	3,847,125
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	450,000	474,467
Series 2021A, Rev., 4.00%, 11/1/2038	10,575,000	10,879,685
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,700,000	2,806,917
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,370,000	3,282,931
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750,000	7,378,948
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,137,795
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,128,888
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,590,875
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,000,000	3,298,220
Series 2025 Subseries C-1, Rev., 5.25%, 5/1/2049	5,000,000	5,348,403
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2025, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000,000	3,117,565
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2026H, Subseries H-1, Rev., 5.00%, 11/1/2043	5,000,000	5,545,869
Series 2025E, Rev., 5.00%, 11/1/2047	4,000,000	4,219,899
Series 2025-J, Subseries J-1, Rev., 5.25%, 5/1/2048	5,000,000	5,373,100
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000,000	1,606,002
Series B, Rev., Zero Coupon, 11/15/2033	2,150,000	1,657,792
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315,000	2,971,551
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	1,000,000	1,000,338
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345,000	2,997,643
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000,000	1,574,403
New York Liberty Development Corp., World Trade Centre
Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500,000	3,597,097
Rev., 5.00%, 11/15/2044 (b)	4,150,000	4,156,811
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200,000	3,032,333
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	4,000,000	4,209,987
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	6,000,000	6,339,886
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	3,225,000	3,279,684
Series 2024D, Rev., 5.00%, 10/1/2035	1,300,000	1,488,397
Series 2024A, Rev., A.G., 5.00%, 10/1/2037	1,825,000	2,076,724
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	5,000,000	5,591,177
New York State Dormitory Authority, Mount Sinai Obligated Group
Rev., 5.00%, 7/1/2045	12,205,000	12,514,352
Rev., 5.25%, 7/1/2050	15,250,000	15,372,358
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	4,000,000	4,248,748
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	75,846
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2036	1,360,000	1,542,367
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,193,976
Series 2021A, Rev., 4.00%, 3/15/2037	5,615,000	5,794,950
Series 2019D, Rev., 4.00%, 2/15/2047	1,500,000	1,431,321
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.25%, 7/1/2044	1,100,000	1,217,490
New York State Dormitory Authority, Sales Tax
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	3,600,000	3,766,916
Series 2025A, Rev., 5.00%, 3/15/2037	2,500,000	2,996,319
Series 2025A, Rev., 5.00%, 3/15/2042	4,500,000	5,140,803
Series 2025A, Rev., 5.00%, 3/15/2044	5,250,000	5,825,131
Series 2025A, Rev., 5.00%, 3/15/2045	3,700,000	4,043,659
Series 2025A, Rev., 4.25%, 3/15/2048	6,830,000	6,716,207
Series 2025A, Rev., 5.25%, 3/15/2050	3,000,000	3,231,529
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2033	3,500,000	4,160,313
Series 2025A, Rev., A.G., 5.00%, 10/1/2034	2,160,000	2,597,157
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 4.00%, 3/15/2032 (e)	5,000	5,476
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2025C, Rev., 5.00%, 3/15/2036	4,000,000	4,844,537
Series 2022A, Rev., 4.00%, 3/15/2038	4,680,000	4,844,564
Series 2021E, Rev., 4.00%, 3/15/2040	2,820,000	2,875,106
Series 2021E, Rev., 4.00%, 3/15/2042	8,000,000	8,069,228
Series 2025C, Rev., 5.00%, 3/15/2042	2,000,000	2,267,257
Series 2020A, Rev., 4.00%, 3/15/2047	18,070,000	17,229,210
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020,000	8,432,214
Series 2024B, Rev., 5.00%, 3/15/2049	3,000,000	3,171,969
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,085,069
Rev., A.G., 5.50%, 10/1/2054	2,000,000	2,139,684
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	211

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 1997A, Rev., 3.80%, 8/1/2032	2,000,000	2,096,224
Series 1997B, Rev., 3.80%, 8/1/2032	1,000,000	1,048,112
Series 1997C, Rev., 3.80%, 8/1/2032	5,125,000	5,371,573
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2021A, Rev., 4.00%, 6/15/2038	7,515,000	7,873,901
Series 2024A, Rev., 5.25%, 6/15/2053	8,000,000	8,636,770
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2025A, Rev., 5.00%, 9/15/2038	520,000	605,523
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/2/2026 (c)	5,000,000	5,000,000
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (c)	1,500,000	1,543,762
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900,000	3,917,775
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000,000	13,109,789
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400,000	1,452,485
Series 2018, Rev., AMT, 5.00%, 1/1/2030	11,725,000	12,151,927
Series 2018, Rev., AMT, 5.00%, 1/1/2031	5,155,000	5,338,664
Rev., AMT, 5.00%, 1/1/2034	18,755,000	19,358,624
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,347,697
Rev., AMT, 5.00%, 10/1/2035	11,920,000	12,647,095
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,210,906
Rev., AMT, 5.00%, 10/1/2040	5,350,000	5,537,192
Rev., AMT, 4.38%, 10/1/2045	1,690,000	1,628,733
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	3,070,000	2,960,371
Rev., AMT, A.G., 5.50%, 6/30/2038	2,000,000	2,291,046
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750,000	1,885,746
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250,000	2,407,806
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250,000	2,390,101
Rev., AMT, A.G., 6.00%, 6/30/2045	1,500,000	1,683,468
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	2,022,022
Rev., AMT, 5.50%, 6/30/2054	3,800,000	3,885,117
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	5,000,000	5,131,721
Series 2024A, Rev., AMT, 5.50%, 12/31/2054	7,935,000	8,164,479
Rev., AMT, A.G., 5.50%, 6/30/2059	1,990,000	2,084,027
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,765,000	1,731,644
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500,000	1,500,528
Onondaga Civic Development Corp., Syracuse University Project
Rev., 5.00%, 12/1/2031	1,250,000	1,439,052
Rev., 5.00%, 12/1/2034	1,675,000	2,014,172
Rev., 5.25%, 12/1/2045	1,150,000	1,290,242
Rev., 4.50%, 12/1/2050	5,000,000	5,003,968
Port Authority of New York and New Jersey, Consolidated
Series 248, Rev., 5.00%, 1/15/2032	1,700,000	1,971,199
Series 248, Rev., 5.00%, 1/15/2033	1,500,000	1,767,976
Series 249, Rev., AMT, 5.00%, 10/15/2035	1,500,000	1,743,717
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,096,079
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	521,101
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975,000	3,005,103
Series 248, Rev., 5.00%, 1/15/2042	1,635,000	1,853,465
Series 248, Rev., 5.00%, 1/15/2050	5,250,000	5,567,397
Series 93, Rev., 6.13%, 6/1/2094	6,000,000	6,012,121
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2035	375,000	454,139
Rev., 5.00%, 7/1/2036	760,000	905,055
Rev., 5.00%, 7/1/2037	500,000	589,555
Rev., 5.00%, 7/1/2038	700,000	817,580
Rev., 5.00%, 7/1/2039	885,000	1,024,829
Rev., 5.00%, 7/1/2040	700,000	803,343
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,618,521
GO, 4.00%, 6/1/2036	2,125,000	2,237,474
GO, 4.00%, 6/1/2037	2,000,000	2,087,156
State of New York Mortgage Agency Homeowner Mortgage Series 227, Rev., 3.25%, 10/1/2050	2,530,000	2,528,609
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/1/2053	1,900,000	1,943,835
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,035,935
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,311,130
Town of Hempstead, GO, 4.00%, 5/1/2043	2,000,000	2,043,201
Town of Stony Point, GO, 5.00%, 8/15/2027	75,000	77,925
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000,000	4,116,626
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,117,325
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860,000	7,353,366
Series 2025A-2, Rev., 5.00%, 11/15/2036	3,275,000	3,913,615
Series 2025A-1, Rev., 5.00%, 11/15/2037	2,300,000	2,713,140
Series 2025A-2, Rev., 5.00%, 11/15/2037	4,500,000	5,308,317
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,500,000	2,666,040
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	2,000,000	1,998,615
Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	949,338
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	10,000,000	10,880,908
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,130,757
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	1,000,000	1,015,622
Series A, Rev., 5.00%, 6/1/2036	8,065,000	8,178,737
Series A, Rev., 5.00%, 6/1/2041	9,375,000	9,438,284
Utility Debt Securitization Authority, Restructuring Bond Series 2025TE-1, Rev., 5.00%, 12/15/2047	1,500,000	1,628,394
Village of Scotia, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,014,023
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	254,646
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2041 (b)	5,450,000	5,589,866
Series 2021A, Rev., 5.00%, 7/1/2056 (b)	9,000,000	8,247,405
Yonkers Industrial Development Agency, New Community School Project, Rev., 5.00%, 5/1/2042	1,445,000	1,560,056
Total New York		1,030,109,999
North Carolina — 1.8%
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	402,733
Series 2023B, COP, 5.00%, 6/1/2027	460,000	475,996
City of Raleigh
Series 2026A, Rev., 5.00%, 10/1/2039 (d)	520,000	608,884
Series 2026A, Rev., 5.00%, 10/1/2040 (d)	1,050,000	1,225,950
Series 2026A, Rev., 5.00%, 10/1/2041 (d)	900,000	1,043,255
County of Buncombe, Limited Tax
Rev., 5.00%, 6/1/2031	1,350,000	1,536,174
Rev., 5.00%, 6/1/2034	1,000,000	1,192,371
Rev., 5.00%, 6/1/2035	675,000	812,887
County of Davidson, GO, 5.00%, 6/1/2027	35,000	36,252
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	213

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
County of Harnett, Limited Tax
Rev., 5.00%, 4/1/2031	180,000	203,775
Rev., 5.00%, 4/1/2032	1,210,000	1,384,335
Rev., 5.00%, 4/1/2034	1,000,000	1,180,342
County of Wake
Series 2025A, Rev., 5.00%, 5/1/2036	1,000,000	1,193,756
Series 2025A, Rev., 5.00%, 5/1/2037	625,000	738,698
Series 2025A, Rev., 5.00%, 5/1/2039	1,500,000	1,746,372
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	16,440,000	16,452,498
Fayetteville State University, Student Housing Project Series 2021, Rev., A.G., 5.00%, 4/1/2037	4,270,000	4,604,800
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	3,400,000	3,400,000
Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	28,500,000	28,500,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,580,000	2,831,825
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	6,860,000	7,633,049
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,475,000	8,581,094
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	10,995,000	12,839,051
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	2,000,000	2,330,230
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	2,250,000	2,278,438
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345,000	16,496,329
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,000,000	5,404,586
Total North Carolina		125,133,680
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2023A, Rev., 5.75%, 7/1/2053	1,720,000	1,836,913
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Dakota — continued
Series 2025A, Rev., 6.00%, 1/1/2056	1,750,000	1,958,782
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2042	2,160,000	2,431,531
Total North Dakota		6,227,226
Ohio — 3.9%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2041	1,535,000	1,716,685
Series 2025A, Rev., 5.00%, 2/15/2042	1,000,000	1,104,322
Series 2025A, Rev., 5.00%, 2/15/2043	1,000,000	1,096,859
Series 2025A, Rev., 5.00%, 2/15/2045	1,620,000	1,738,530
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	10,500,000	11,454,569
Series 2020A-2, Rev., 5.00%, 6/1/2033	1,950,000	2,113,096
Series 2020A-2, Rev., 4.00%, 6/1/2037	6,600,000	6,684,819
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,780,187
Series 2020B-2, Rev., 5.00%, 6/1/2055	53,680,000	44,324,328
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	83,110,000	6,449,211
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025A, Rev., AMT, 5.00%, 1/1/2038	3,400,000	3,800,397
Columbus-Franklin County Finance Authority, The Landmark on Scioto, Rev., 3.19%, 6/1/2029 (c)	3,000,000	3,032,854
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960,000	2,227,696
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	4,865,000	4,877,733
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 1.75%, 3/11/2026 (c)	25,000,000	25,000,000
County of Hamilton Sales Tax, Rev., BAN, 5.00%, 12/1/2026	15,000,000	15,286,446
County of Hamilton, Life Enriching Communities Project
Rev., 5.00%, 1/1/2042	1,115,000	1,164,339
Rev., 5.25%, 1/1/2045	1,000,000	1,038,136
Rev., 5.50%, 1/1/2050	1,750,000	1,806,439
Rev., 5.50%, 1/1/2055	1,500,000	1,540,011
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	114,763
Cuyahoga Community College District
GO, 5.00%, 12/1/2037 (d)	1,250,000	1,476,731
GO, 5.00%, 12/1/2038 (d)	2,400,000	2,806,973
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	12,900,000	13,230,859
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,102,815
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	4,040,224
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,032,782
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	5,035,000	5,117,325
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project
Series 2026A, Rev., 3.88%, 1/1/2036	3,100,000	3,182,302
Series 2026C, Rev., AMT, 4.13%, 1/1/2036	2,500,000	2,547,386
Series 2026B, Rev., 4.35%, 6/30/2040	1,150,000	1,169,983
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 1.80%, 3/6/2026 (c)	20,000,000	20,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	138,597
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	35,000	35,249
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,551,308
Series 2023A, Rev., 5.00%, 12/1/2038	1,540,000	1,763,559
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	2,350,000	2,350,000
Series 2024D, Rev., 5.00%, 12/1/2043	2,595,000	2,907,109
Ohio Water Development Authority, Drinking Water Assistance
Series 2025A, Rev., 5.00%, 12/1/2036	5,100,000	6,066,572
Series 2024A, Rev., 5.00%, 12/1/2038	1,300,000	1,499,519
Series 2025A, Rev., 5.00%, 12/1/2041	2,000,000	2,299,810
Series 2025A, Rev., 5.00%, 12/1/2042	10,425,000	11,865,192
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	45,975
Series 2019A, Rev., 5.00%, 6/1/2029	16,390,000	17,775,573
Series 2020A, Rev., 5.00%, 12/1/2050	1,000,000	1,032,766
Olentangy Local School District, Unlimited Tax Various Purpose, GO, 5.00%, 12/1/2043 (d)	6,630,000	7,469,849
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	1,500,000	1,549,880
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,131,540
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	631,536
Series 2024B, Rev., 5.00%, 12/1/2042	1,000,000	1,096,372
Series 2024B, Rev., 5.00%, 12/1/2044	900,000	962,068
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	4,092,878
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation
Series 2025A, Rev., 5.00%, 10/1/2034	3,000,000	3,579,935
Series 2025A, Rev., 5.00%, 10/1/2035	3,000,000	3,604,182
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	3,850,000	4,332,298
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	240,408
State of Ohio, Culture and Sports Facilities Building Fund Projects
Series 2025A, Rev., 5.00%, 4/1/2028	1,250,000	1,322,771
Series 2025A, Rev., 5.00%, 4/1/2029	1,250,000	1,356,336
Series 2025A, Rev., 5.00%, 4/1/2030	1,000,000	1,110,058
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	36,595
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700,000	1,717,538
Total Ohio		280,624,273
Oklahoma — 0.9%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2025A, Rev., 5.00%, 7/1/2031	1,250,000	1,420,590
Series 2025A, Rev., 5.00%, 7/1/2032	1,175,000	1,357,393
Series 2025A, Rev., 5.00%, 7/1/2034	1,050,000	1,243,523
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	215

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,593,939
Oklahoma Development Finance Authority Health System, OU Medicine Project
Series 2018B, Rev., 5.25%, 8/15/2048	1,355,000	1,355,878
Series 2018B, Rev., 5.50%, 8/15/2052	11,830,000	11,863,626
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	9,595,000	9,611,128
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	3,995,000	4,583,857
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,807,374
Oklahoma Water Resources Board, Clean Water Program
Series 2025A, Rev., 5.00%, 4/1/2045	1,200,000	1,295,890
Series 2025A, Rev., 5.00%, 4/1/2046	3,300,000	3,528,681
Oklahoma Water Resources Board, State Loan Program
Series 2024A, Rev., 5.00%, 10/1/2037	1,000,000	1,113,565
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,336,278
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,101,485
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,745,156
Series 2025C, Rev., 4.50%, 10/1/2050	7,000,000	7,082,218
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,204,033
Total Oklahoma		64,244,614
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	15,500,000	10,475,088
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250,000	956,339
Series A, GO, Zero Coupon, 6/15/2036	1,000,000	684,435
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.90%, 3/2/2026 (c)	9,875,000	9,875,000
State of Oregon Department of Transportation, Subordinate Lien
Series 2026A, Rev., 5.00%, 11/15/2042	1,000,000	1,133,356
Series 2026A, Rev., 5.00%, 11/15/2043	730,000	820,945
Series 2026A, Rev., 5.00%, 11/15/2044	1,000,000	1,108,951
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Series 2026A, Rev., 5.00%, 11/15/2045	1,000,000	1,095,457
State of Oregon, Article XI-F Project
Series 2025F, GO, 5.00%, 8/1/2029	1,470,000	1,612,022
Series 2025F, GO, 5.00%, 8/1/2031	1,000,000	1,144,358
Series 2025F, GO, 5.00%, 8/1/2034	425,000	509,506
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	301,680
Series 2022, Rev., 5.00%, 7/1/2028	400,000	416,670
Total Oregon		30,133,807
Other — 0.2%
FHLMC Multifamily VRD Certificates
Series ML-3, Rev., 0.00%, 4/1/2026 (c) (d)	12,500,000	13,346,001
Rev., 4.60%, 6/25/2042 (c)	2,695,150	2,845,552
Total Other		16,191,553
Pennsylvania — 3.0%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2048	1,500,000	1,590,052
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2053	1,000,000	1,050,144
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.80%, 3/2/2026 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University
Rev., 5.00%, 3/1/2042	2,550,000	2,796,864
Series 2024, Rev., 5.00%, 3/1/2043	1,000,000	1,083,814
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000,000	5,251,387
Series 2018A, Rev., 5.00%, 4/1/2031	3,800,000	3,990,410
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2032	1,800,000	1,936,141
Series 2019A, Rev., 5.00%, 7/15/2034	4,000,000	4,272,458
Allegheny County Sanitary Authority, Rev., 5.00%, 12/1/2040	500,000	568,085
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,309,534
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,213,966
Rev., 5.00%, 12/1/2039	1,000,000	1,147,522
Bucks County Water and Sewer Authority
Series 2022A, Rev., A.G., 5.00%, 12/1/2032	115,000	132,039
Series 2022A, Rev., A.G., 5.00%, 12/1/2033	105,000	121,413
Series 2022A, Rev., A.G., 5.00%, 12/1/2036	380,000	430,966
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,051,260
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	1,120,000	1,127,078
Rev., 5.00%, 6/1/2028	2,620,000	2,775,323
Rev., 5.00%, 6/1/2029	1,120,000	1,184,114
Rev., 5.00%, 6/1/2035	200,000	209,219
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	4,870,000	5,050,079
County of Delaware
GO, 5.00%, 8/1/2040	1,000,000	1,139,116
GO, 5.00%, 8/1/2041	1,610,000	1,823,349
GO, 5.00%, 8/1/2042	1,385,000	1,553,268
GO, 5.00%, 8/1/2043	1,240,000	1,375,159
GO, 5.00%, 8/1/2044	1,900,000	2,085,744
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	175,097
Delaware River Port Authority
Rev., 5.00%, 1/1/2037	3,500,000	4,085,442
Rev., 5.00%, 1/1/2038	6,250,000	7,231,544
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.47%, 6/1/2026 (f)	7,025,000	6,893,068
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,041,538
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235,000	1,350,800
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	455,000	460,627
Series 2020A, Rev., 5.00%, 4/1/2050	4,500,000	4,573,984
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	4,000,000	4,026,333
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	460,000	477,517
Series 2018A, Rev., 4.00%, 9/1/2038	3,085,000	3,101,928
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300,000	291,254
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	25,355,000	26,004,823
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	2,255,000	2,032,839
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	6,070,000	6,151,995
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., AMT, 3.00%, 5/1/2026 (c)	5,000,000	5,000,935
Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,026,766
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,424,278
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	8,290,000	8,850,774
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,925,000	2,115,065
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988,361	1,104,438
Series 2024-146A, Rev., 6.25%, 10/1/2054	980,000	1,087,418
Series 2025-150A, Rev., 6.25%, 10/1/2055	13,000,000	15,103,752
Series 2026-152A, Rev., 6.25%, 10/1/2056 (d)	3,000,000	3,442,969
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	110,068
Series A-1, Rev., 5.00%, 12/1/2031	60,000	62,824
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	576,797
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,161,714
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	217

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,118,916
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,312,913
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	861,159
Series 2021B, Rev., 4.00%, 12/1/2038	1,500,000	1,552,689
Series 2021B, Rev., 4.00%, 12/1/2039	2,250,000	2,317,002
Series 2023, Rev., 5.00%, 12/1/2040	1,000,000	1,116,950
Series 2021A, Rev., 4.00%, 12/1/2043	1,000,000	1,007,854
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project
Series 2025A, Rev., 5.00%, 12/1/2036	2,500,000	2,958,895
Series 2025A, Rev., 5.00%, 12/1/2037	2,500,000	2,930,140
Series 2025A, Rev., 5.00%, 12/1/2038	4,000,000	4,652,214
Series 2025A, Rev., 5.00%, 12/1/2039	3,540,000	4,084,537
Series 2025A, Rev., 5.00%, 12/1/2040	2,000,000	2,284,960
Series 2025A, Rev., 5.00%, 12/1/2041	2,175,000	2,474,962
Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,251,620
Series 2025A, Rev., 5.00%, 12/1/2043	2,000,000	2,218,480
Series 2025A, Rev., 5.00%, 12/1/2044	2,200,000	2,411,410
Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., 5.00%, 9/1/2042	3,290,000	3,327,133
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	955,622
Series 2023A, Rev., 5.00%, 11/1/2040	2,185,000	2,444,265
Philadelphia Gas Works Co., 1998 General Ordinance Series 17A, Rev., 5.00%, 8/1/2035	1,250,000	1,459,327
Pittsburgh Water and Sewer Authority, First Lien Series 2026A, Rev., 5.00%, 9/1/2047 (d)	850,000	909,833
Redevelopment Authority of the City of Philadelphia, Service Agreement
Series 2024B, Rev., 5.00%, 9/1/2043	1,100,000	1,194,412
Series 2024B, Rev., 5.00%, 9/1/2044	725,000	779,197
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150,000	1,187,289
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	168,510
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
GO, 4.00%, 1/1/2047	700,000	678,547
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500,000	1,421,092
Total Pennsylvania		216,315,019
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	41,470,000	8,715,422
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	6,500,000	6,651,323
Puerto Rico Public Finance Corp. Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (e)	10,000,000	10,145,940
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,379,270
Series A-2, Rev., 4.33%, 7/1/2040	17,000,000	17,029,549
Series A-1, Rev., Zero Coupon, 7/1/2046	27,500,000	9,842,008
Series A-1, Rev., Zero Coupon, 7/1/2051	4,770,000	1,248,679
Series A-1, Rev., 5.00%, 7/1/2058	34,691,000	33,977,684
Total Puerto Rico		89,989,875
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Brown university Health
Series 2026B, Rev., 5.00%, 5/15/2031	4,250,000	4,708,565
Series 2026B, Rev., 5.50%, 5/15/2056	2,000,000	2,094,555
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,543,256
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,847,488
Rev., 5.00%, 6/1/2042	2,030,000	2,204,164
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,074,804
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,271,143
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,073,327
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,062,548
Rhode Island Housing and Mortgage Finance Corp., Homeowenership
Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705,000	750,952
Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	1,037,054
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2044	4,035,000	4,420,797
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Rhode Island — continued
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	79,324
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	10,000,000	9,996,437
Total Rhode Island		34,164,414
South Carolina — 0.8%
Charleston County Airport District, Rev., 5.00%, 7/1/2035	250,000	269,205
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,021,218
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,049,388
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,425,121
Clemson University Series 2025A, Rev., 5.00%, 5/1/2043	1,000,000	1,114,693
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,000,000	1,996,125
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	1,300,000	1,445,818
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project
Rev., FHA, 5.25%, 5/15/2045	1,000,000	1,062,499
Rev., FHA, 5.25%, 11/15/2050	5,000,000	5,207,375
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,922,662
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	9,000,000	9,383,680
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000,000	1,061,982
South Carolina Public Service Authority
Series 2026C, Rev., 5.00%, 12/1/2037 (d)	1,295,000	1,520,078
Series 2025A, Rev., 5.00%, 12/1/2043	1,500,000	1,653,433
Series 2025A, Rev., 5.00%, 12/1/2046	3,000,000	3,197,323
Series 2025B, Rev., 5.00%, 12/1/2048	2,750,000	2,895,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina Public Service Authority, Santee Cooper Series 2024A, Rev., 5.25%, 12/1/2049	2,000,000	2,138,205
South Carolina State Housing Finance and Development Authority
Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	4,970,000	5,785,522
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2056 (d)	6,250,000	7,143,273
Town of Mount Pleasant Series 2025, Rev., 5.00%, 6/1/2039	1,110,000	1,297,915
Town of Mount Pleasant Water and Sewer
Series 2025, Rev., 5.00%, 6/1/2037	1,115,000	1,323,544
Series 2025, Rev., 5.00%, 6/1/2038	1,140,000	1,342,407
Total South Carolina		56,256,786
South Dakota — 0.4%
South Dakota Health and Educational Facilities Authority, Monument Health
Rev., 5.00%, 9/1/2044	750,000	810,874
Rev., 5.00%, 9/1/2045	1,250,000	1,335,166
Rev., 5.00%, 9/1/2046	1,250,000	1,319,431
Rev., 5.25%, 9/1/2051	15,000,000	15,811,992
South Dakota Health and Educational Facilities Authority, Sanford
Series 2025B, Rev., 5.00%, 11/1/2037	1,000,000	1,155,681
Series 2025B, Rev., 5.00%, 11/1/2039	1,100,000	1,264,253
Series 2025B, Rev., 5.00%, 11/1/2040	1,200,000	1,358,596
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,470,000	1,674,134
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	2,240,000	2,596,101
Total South Dakota		27,326,228
Tennessee — 2.1%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,221,185
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	4,049,012
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	188,935
City of Memphis Memphis Light Gas and Water Division Electric System
Rev., 5.00%, 12/1/2037	1,750,000	2,063,866
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	219

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Rev., 5.00%, 12/1/2038	1,925,000	2,252,794
Rev., 4.25%, 12/1/2044	3,000,000	3,080,282
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	132,705
County of Sullivan, GO, 5.00%, 5/1/2026	30,000	30,137
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	486,433
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	477,736
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	552,328
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,314,035
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,028,650
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, HV Land Co. Apartments, Rev., 3.35%, 12/1/2026 (c)	3,450,000	3,456,026
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	451,770
Series 2023, Rev., 5.00%, 5/1/2038	400,000	442,001
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,127,568
GO, 4.00%, 7/1/2036	11,130,000	11,418,673
Metropolitan Government of Nashville and Davidson County Water and Sewer
Rev., 5.00%, 7/1/2036	2,500,000	2,928,221
Rev., 5.00%, 7/1/2038	3,000,000	3,459,557
Rev., 5.00%, 7/1/2044	2,500,000	2,744,873
Rev., 5.00%, 7/1/2050	2,500,000	2,615,480
Metropolitan Nashville Airport Authority (The)
Series 2026B, Rev., AMT, 5.00%, 7/1/2040	1,000,000	1,119,209
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000,000	2,209,357
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	10,100,000	10,558,550
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	508,052
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680,000	1,721,125
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000,000	5,035,012
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	2,625,000	2,891,290
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	6,555,000	6,981,826
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,050,000	1,141,100
Series 2024A, Rev., 5.25%, 9/1/2034	2,960,000	3,375,371
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	100,000	84,591
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	108,460
Series 2019A, Rev., 5.75%, 10/1/2059	7,940,000	5,316,590
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,718,304
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,330,000	10,649,362
Tennessee Energy Acquisition Corp., Gas Project
Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	15,315,000	15,996,159
Series 2026A, Rev., 5.00%, 11/1/2034	16,500,000	18,276,101
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	7,570,000	8,466,569
Total Tennessee		146,679,295
Texas — 10.5%
Alvin Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2033	1,040,000	1,209,528
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	160,719
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	105,000	111,228
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	336,192
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	343,500
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	276,881
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	480,286
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	161,841
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	150,350
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	158,897
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	140,708
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	110,410
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2036	5,000,000	5,826,847
Austin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,023,741
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,109,678
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,100,678
Board of Regents of the University of Texas System Series 2026A, Rev., 4.00%, 8/15/2044	2,500,000	2,516,190
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project, Rev., 5.00%, 8/1/2026	85,000	85,885
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.20%, 1/1/2027 (c)	1,200,000	1,201,020
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,206,056
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,769,836
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000,000	1,009,296
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	3,500,000	3,823,062
Series 2024A, Rev., 5.00%, 8/15/2032	2,000,000	2,295,099
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	8,000,000	9,262,804
Series 2024C, Rev., 5.00%, 8/15/2034	6,540,000	7,644,283
City of Austin
GO, 5.00%, 9/1/2041	4,000,000	4,538,536
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
GO, 5.00%, 9/1/2042	4,000,000	4,503,792
GO, 5.00%, 9/1/2043	5,500,000	6,143,689
GO, 5.00%, 9/1/2044	5,250,000	5,810,548
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,116,666
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,004,010
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,776,051
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	371,265
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,693,222
City of Garland Electric Utility System
Rev., A.G., 5.00%, 3/1/2026	1,000,000	1,000,000
Rev., A.G., 5.00%, 3/1/2031	1,000,000	1,125,633
Rev., 5.00%, 11/15/2036	1,000,000	1,167,159
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,448,264
City of Georgetown, Utilities System Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,516,737
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	628,547
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,825,000	2,884,310
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,997,259
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500,000	3,575,656
Series 2025B, Rev., AMT, 5.25%, 7/15/2029	2,400,000	2,545,050
Series 2025B, Rev., AMT, 5.25%, 7/15/2030	5,700,000	6,125,081
Series 2025B, Rev., AMT, 5.25%, 7/15/2031	3,500,000	3,806,497
Series 2025B, Rev., AMT, 5.25%, 7/15/2032	6,250,000	6,842,087
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250,000	6,889,004
Series 2025B, Rev., AMT, 5.25%, 7/15/2033	5,000,000	5,511,203
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	11,300,000	12,517,949
Series 2025B, Rev., AMT, 5.25%, 7/15/2034	6,000,000	6,579,522
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	221

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2025B, Rev., AMT, 5.50%, 7/15/2035	5,260,000	5,815,133
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,269
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,000,000	2,425,866
City of Mansfield, Combination Tax, GO, 5.00%, 2/15/2044	2,000,000	2,182,234
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	3,260,000	3,081,204
City of Round Rock, GO, 5.00%, 8/15/2026	1,180,000	1,195,345
City of San Antonio
Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,026,696
GO, 5.00%, 2/1/2035	7,500,000	8,941,748
Series 2024C, Rev., 5.50%, 2/1/2049	4,000,000	4,408,019
City of San Antonio Electric and Gas Systems
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	27,000,000	27,240,532
Series 2024B, Rev., 5.00%, 2/1/2038	1,500,000	1,719,483
Series 2026A, Rev., 5.00%, 2/1/2038	9,860,000	11,523,931
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	606,902
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,036,897
Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860,000	1,907,163
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	250,503
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	289,790
Rev., PSF-GTD, 4.63%, 4/1/2050	4,600,000	4,690,295
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,170,000	2,226,306
County of Bexar, Combination Tax, GO, 5.00%, 6/15/2042	2,115,000	2,323,934
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2035	1,000,000	1,161,322
Series 2024, Rev., A.G., 5.00%, 3/1/2036	1,000,000	1,150,114
Rev., A.G., 5.00%, 3/1/2044	2,500,000	2,728,432
Rev., A.G., 5.00%, 3/1/2045	2,000,000	2,161,759
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	5,000,000	5,009,433
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500,000	1,700,976
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000,000	1,988,008
County of Hays
GO, 5.00%, 2/15/2043	1,000,000	1,109,540
GO, 5.00%, 2/15/2044	1,000,000	1,100,822
GO, 5.00%, 2/15/2045	1,125,000	1,226,609
GO, 5.00%, 2/15/2046	1,000,000	1,080,731
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,140,042
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,000,000	5,534,053
Crowley Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2041	1,415,000	1,608,299
GO, PSF-GTD, 5.00%, 2/1/2042	2,180,000	2,452,166
GO, PSF-GTD, 5.00%, 2/1/2043	1,000,000	1,112,123
GO, PSF-GTD, 5.00%, 2/1/2044	1,250,000	1,371,328
GO, PSF-GTD, 5.00%, 2/1/2045	1,000,000	1,084,874
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2043	2,000,000	2,154,162
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	25,000,000	26,820,807
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	10,000,000	11,203,828
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2047	5,000,000	4,945,749
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865,000	2,832,518
Frisco Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2036	1,105,000	1,261,164
Georgetown Independent School District, GO, PSF-GTD, 5.50%, 2/15/2037	4,250,000	5,131,365
Glen Rose Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,101,413
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,094,540
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	8,500,000	8,785,195
Series 2020C, Rev., 4.00%, 10/1/2045	5,835,000	5,678,951
Series 2020C, Rev., 4.00%, 10/1/2049	3,395,000	3,158,649
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 1.70%, 3/6/2026 (c)	24,120,000	24,120,000
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-3, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/11/2026 (c)	16,245,000	16,245,000
Harris County-Houston Sports Authority, Senior Lien Series 2024A, Rev., A.G., 5.00%, 11/15/2026	3,500,000	3,563,894
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	7,000,000	7,150,227
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,000,000	4,110,997
Humble Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.13%, 2/15/2044	1,660,000	1,689,093
Irving Independent School District, GO, PSF-GTD, 5.00%, 2/15/2037	5,485,000	6,393,063
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,327,405
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,415,350
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	6,500,000	6,546,878
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041	12,500,000	12,954,796
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	7,000,000	6,455,809
Lockhart Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2033	1,060,000	1,241,485
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,005,588
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,563,956
Rev., 5.00%, 5/15/2040	4,750,000	5,262,129
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2025A, Rev., 5.00%, 5/15/2033	2,000,000	2,329,415
Rev., 4.00%, 5/15/2034	1,000,000	1,002,084
Series 2025A, Rev., 5.00%, 5/15/2034	1,750,000	2,060,696
Rev., 5.00%, 5/15/2035	155,000	162,583
Series 2025A, Rev., 5.00%, 5/15/2035	1,250,000	1,483,316
Mabank Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	260,000	263,192
Mansfield Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2041	2,500,000	2,818,888
GO, PSF-GTD, 5.00%, 2/15/2044	3,500,000	3,809,099
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	6,050,000	5,562,388
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	100,000	102,412
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	337,453
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	268,477
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	241,670
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	280,004
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,105,328
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2030	2,910,000	3,214,358
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project
Series 2025, Rev., 5.25%, 1/1/2036	3,270,000	3,646,312
Series 2025, Rev., 5.25%, 1/1/2040	1,000,000	1,080,503
Series 2025, Rev., 5.38%, 1/1/2055	1,000,000	1,007,163
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project, Rev., 6.75%, 7/1/2044	1,000,000	1,050,900
New Hope Higher Education Finance Corp., Texas Christian University Project
Series 2026A, Rev., 5.00%, 3/15/2044	2,000,000	2,181,487
Series 2026A, Rev., 5.00%, 3/15/2045	1,250,000	1,348,783
Series 2026A, Rev., 5.00%, 3/15/2046	1,265,000	1,350,626
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	223

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
North East Texas Regional Mobility Authority, Senior Lien
Series 2025A, Rev., 5.00%, 1/1/2033	525,000	599,017
Series 2025A, Rev., 5.00%, 1/1/2034	1,230,000	1,418,522
Series 2025A, Rev., 5.00%, 1/1/2036	1,000,000	1,152,816
Series 2025A, Rev., 5.00%, 1/1/2037	700,000	799,754
Series 2025A, Rev., 5.00%, 1/1/2038	1,000,000	1,133,233
Series 2025A, Rev., 5.00%, 1/1/2039	1,000,000	1,125,349
Series 2025A, Rev., 5.00%, 1/1/2041	1,390,000	1,529,766
Series 2025A, Rev., 5.00%, 1/1/2042	1,200,000	1,307,814
Series 2025A, Rev., 5.00%, 1/1/2043	1,100,000	1,189,427
Series 2025A, Rev., 5.25%, 1/1/2044	1,330,000	1,449,301
Series 2025A, Rev., 5.25%, 1/1/2045	1,500,000	1,618,631
Series 2025A, Rev., 5.25%, 1/1/2046	1,150,000	1,230,889
North East Texas Regional Mobility Authority, Subordinate Lien
Series 2025B, Rev., 5.00%, 1/1/2032	600,000	671,670
Series 2025B, Rev., 5.00%, 1/1/2033	650,000	736,012
Series 2025B, Rev., 5.00%, 1/1/2034	1,935,000	2,212,565
Series 2025B, Rev., 5.00%, 1/1/2035	750,000	862,260
Series 2025B, Rev., 5.00%, 1/1/2036	1,000,000	1,140,332
Series 2025B, Rev., 5.00%, 1/1/2037	600,000	678,092
Series 2025B, Rev., 5.00%, 1/1/2038	600,000	672,600
Series 2025B, Rev., 5.00%, 1/1/2039	600,000	667,929
Series 2025B, Rev., 5.00%, 1/1/2040	800,000	880,298
Series 2025B, Rev., 5.00%, 1/1/2041	880,000	959,466
Series 2025B, Rev., 5.00%, 1/1/2042	750,000	810,367
Series 2025B, Rev., 5.00%, 1/1/2043	750,000	802,295
Series 2025B, Rev., 5.25%, 1/1/2044	750,000	808,604
Series 2025B, Rev., 5.25%, 1/1/2045	725,000	774,053
Series 2025B, Rev., 5.25%, 1/1/2046	650,000	688,364
North Texas Municipal Water District, Rev., 5.00%, 6/1/2047	11,465,000	12,208,764
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2034	4,555,000	5,405,881
Rev., 5.00%, 9/1/2035	7,500,000	8,901,190
Rev., 5.00%, 9/1/2036	1,340,000	1,575,141
Rev., 5.00%, 9/1/2038	10,000,000	11,539,062
North Texas Tollway Authority, First Tier
Series 2020A, Rev., 4.00%, 1/2/2038	5,000,000	5,088,285
Series 2025A, Rev., 5.00%, 1/1/2039	3,000,000	3,440,018
Series A, Rev., 4.00%, 1/1/2043	1,645,000	1,648,859
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,764,516
Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2048	1,000,000	1,044,941
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2049	1,715,000	1,799,724
Pasadena Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	5,000,000	5,301,756
Permanent University Fund - University of Texas System
Series 2025A, Rev., 5.00%, 7/1/2035	2,000,000	2,404,694
Series 2016B, Rev., 4.00%, 7/1/2038	7,985,000	8,001,206
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,435,870
GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,322,167
GO, PSF-GTD, 4.00%, 2/15/2043	2,000,000	2,032,435
GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,265,121
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450,000	1,680,565
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	2,255,000	2,647,436
State of Texas, College Student Loan, GO, AMT, 5.00%, 8/1/2029	2,170,000	2,343,422
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,065,133
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	7,000,000	7,953,462
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,215,000	2,426,637
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,119,580
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,442,444
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,177,778
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,691,248
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,495,000	2,280,654
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	18,275,000	20,632,915
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2037	2,500,000	2,934,544
GO, PSF-GTD, 5.00%, 8/1/2038	2,500,000	2,911,412
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	160,001
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply
Series 2023A, Rev., 5.50%, 1/1/2030 (c)	5,000,000	5,379,138
Series 2023B, Rev., 5.50%, 1/1/2034 (c)	12,825,000	14,500,880
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	18,520,000	20,265,708
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019A, Rev., 4.00%, 12/31/2039	1,130,000	1,134,376
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project
Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	3,025,205
Rev., AMT, 5.00%, 6/30/2058	6,000,000	5,995,034
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	501,783
Series 2023, Rev., 5.00%, 5/1/2027	625,000	641,652
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	3,009,974
Texas Transportation Finance Corp. Series 2025A, Rev., 5.00%, 10/1/2041	5,275,000	5,968,402
Texas Transportation Finance Corp. Subordinate Tier
Series 2025A, Rev., 5.00%, 10/1/2042	6,500,000	7,297,904
Series 2025A, Rev., 5.00%, 10/1/2043	5,500,000	6,125,556
Texas Water Development Board
Rev., 5.00%, 4/15/2036	1,500,000	1,799,868
Series 2023A, Rev., 5.00%, 10/15/2037	1,700,000	1,952,273
Rev., 5.00%, 10/15/2042	5,000,000	5,666,382
Series 2023A, Rev., 5.00%, 10/15/2058	1,725,000	1,788,399
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Water Development Board, State Water Implementation Fund
Series 2018B, Rev., 5.00%, 4/15/2030	7,000,000	7,505,476
Series 2024A, Rev., 4.25%, 10/15/2051	1,160,000	1,128,816
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,272,608
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,324,075
Series 2023, Rev., 5.00%, 8/1/2038	1,220,000	1,364,442
Weslaco Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	670,000	772,996
Wylie Independent School District, GO, PSF-GTD, 5.00%, 8/15/2039	2,695,000	3,026,150
Total Texas		750,228,165
Utah — 1.1%
City of Salt Lake City, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,531,820
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	3,080,000	3,401,750
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	105,000	113,096
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.10%, 3/2/2026 (c)	35,000,000	35,000,000
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project
Series 2025B, Rev., A.G., 5.25%, 6/1/2045	1,000,000	1,098,865
Series 2025B, Rev., A.G., 5.50%, 6/1/2050	3,000,000	3,288,475
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2033	1,465,000	1,680,906
Series 2023A, Rev., 5.00%, 7/1/2037	2,305,000	2,581,193
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,955,759
Series 2024A, Rev., 5.00%, 7/1/2040	1,610,000	1,787,013
Mida Cormont Public Infrastructure District, Limited Tax Series 2025A-1, GO, 6.25%, 6/1/2055 (b)	1,000,000	1,053,422
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (b)	2,000,000	2,001,059
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	225

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah Housing Corp., Single Family Mortgage
Rev., 3.00%, 9/1/2029 (c)	2,400,000	2,416,322
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	6,820,000	7,730,677
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,236,437
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915,000	929,728
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2028	1,000,000	1,029,101
Rev., 4.00%, 10/15/2038	1,560,000	1,602,257
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2034	325,000	374,642
Rev., 5.25%, 6/1/2035	580,000	665,087
Utah Transit Authority, Sales Tax
Rev., 5.00%, 12/15/2037	1,250,000	1,486,304
Rev., 5.00%, 6/15/2040	1,580,000	1,801,113
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,389,338
Total Utah		78,154,364
Virginia — 0.8%
Arlington County Industrial Development Authority, Multi-Family Housing Barcroft- Charlie 2 and Barcroft Bravo 5, Rev., 3.10%, 2/1/2027 (c)	2,000,000	2,000,175
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	181,894
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2029	100,000	108,921
County of Spotsylvania, Public Improvement, GO, 5.00%, 7/15/2029	85,000	90,643
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	6,175,000	6,184,000
Prince William County Service Authority, Water and Sewer System
Rev., 5.00%, 7/15/2032	1,000,000	1,163,038
Rev., 5.00%, 7/15/2033	1,000,000	1,180,832
Rev., 5.00%, 7/15/2038	1,000,000	1,174,965
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2023B, Rev., 5.00%, 2/1/2033	150,000	175,516
Series 2023A, Rev., 4.00%, 9/1/2040	1,385,000	1,429,981
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia Housing Development Authority Series 2025G, Rev., 3.13%, 4/1/2027 (c)	5,335,000	5,335,740
Virginia Port Authority
Rev., 5.00%, 7/1/2038	1,500,000	1,749,499
Rev., 5.00%, 7/1/2040	1,750,000	2,000,466
Rev., 5.00%, 7/1/2044	1,365,000	1,489,652
Virginia Public Building Authority
Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,006,461
Series 2024A, Rev., 5.00%, 8/1/2043	6,660,000	7,370,162
Virginia Public School Authority, 1997 Resolution
Series 2025A, Rev., 5.00%, 8/1/2037	3,840,000	4,549,202
Series 2025A, Rev., 5.00%, 8/1/2038	2,210,000	2,591,513
Virginia Small Business Financing Authority Series 2021, Rev., 4.00%, 12/1/2051	1,145,000	979,266
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	259,709
Rev., AMT, 4.00%, 1/1/2036	2,000,000	2,038,980
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project
Rev., AMT, 5.00%, 12/31/2052	7,030,000	6,974,444
Rev., AMT, 5.00%, 12/31/2056	5,880,000	5,784,428
Total Virginia		59,819,487
Washington — 1.9%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 4.00%, 12/1/2036	1,000,000	1,041,398
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	1,950,000	2,003,688
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670,000	1,724,190
City of Seattle Municipal Light and Power, Rev., 5.00%, 2/1/2036	5,000,000	5,969,453
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	5,001,232
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470,000	1,540,838
County of Spokane, GO, 5.00%, 12/1/2043	1,000,000	1,121,544
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,843,065
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	57,113
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2025A, Rev., 5.00%, 7/1/2032	2,000,000	2,322,074
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	5,000,000	5,421,472
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,525,000	1,783,416
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000,000	1,159,252
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300,000	1,494,276
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085,000	1,238,979
Mason County School District No. 309 Shelton, Unlimited Tax, GO, 5.00%, 12/1/2029	45,000	46,633
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC : Bank of America NA, 1.87%, 3/11/2026 (c)	8,825,000	8,825,000
State of Washington Motor Vehicle Fuel Tax
Series R-2025E, GO, 5.00%, 8/1/2029	6,860,000	7,513,262
Series 2025C, GO, 5.00%, 7/1/2030	5,040,000	5,637,898
Series R-2025E, GO, 5.00%, 8/1/2030	2,980,000	3,339,508
Series R2025C, GO, 5.00%, 7/1/2032	4,000,000	4,633,917
Series 2024D, GO, 5.00%, 6/1/2045	4,000,000	4,339,590
State of Washington, State and Local Agency Real and Personal Property Series 2015C, COP, 5.00%, 3/26/2026	55,000	55,099
State of Washington, Various Purpose
Series 2026C, GO, 5.00%, 2/1/2042	15,000,000	17,078,052
Series 2026C, GO, 5.00%, 2/1/2044	15,000,000	16,717,023
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,464,501
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	9,000,000	9,524,322
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,026,591
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	787,008
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,073,330
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,096,142
Washington State Housing Finance Commission, Bayview Manor II Project
Series 2025B-2, Rev., 4.20%, 7/1/2029 (b)	1,130,000	1,130,430
Series 2025A, Rev., 6.00%, 7/1/2060 (b)	1,000,000	1,027,990
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio
Series 2025A, Rev., 5.50%, 7/1/2050 (b)	4,905,000	5,023,624
Series 2025A, Rev., 5.75%, 7/1/2060 (b)	5,000,000	5,165,834
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (b)	1,920,000	1,975,686
Series 2020A, Rev., 5.00%, 1/1/2041 (b)	3,070,000	3,085,916
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (b)	1,215,000	1,333,001
Total Washington		137,622,347
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	7,000,000	7,205,877
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	1,800,000	1,978,810
Total West Virginia		9,184,687
Wisconsin — 1.9%
City of Milwaukee, Promissory Notes Series 2023N3, GO, A.G., 5.00%, 4/1/2032	1,655,000	1,875,343
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	168,687
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	188,476
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	452,480
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	807,782
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	1,035,000	969,162
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	2,455,649	2,460,173
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,200,000	1,200,671
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	227

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530,000	6,691,533
Public Finance Authority, Georgia SR 400 Express Lanes Project
Rev., AMT, 5.75%, 6/30/2060	10,035,000	10,509,986
Rev., AMT, 5.75%, 12/31/2065	6,000,000	6,274,933
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2026	275,000	278,805
Rev., 5.00%, 11/15/2027	290,000	299,890
Rev., 5.00%, 11/15/2028	380,000	400,529
Rev., 5.00%, 11/15/2029	300,000	322,063
Rev., 5.00%, 11/15/2030	240,000	261,705
Rev., 5.00%, 11/15/2031	440,000	486,346
Rev., 5.00%, 11/15/2032	460,000	514,210
Rev., 5.00%, 11/15/2034	680,000	760,683
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project
Series 2025B, Rev., 5.00%, 6/15/2030	160,000	169,286
Series 2025B, Rev., 5.25%, 6/15/2035	275,000	303,238
Series 2025A, Rev., 5.00%, 6/15/2037	1,000,000	1,100,261
Series 2025A, Rev., 5.00%, 6/15/2039	250,000	271,828
Series 2025B, Rev., 5.25%, 6/15/2045	550,000	563,755
Public Finance Authority, Maniilaq Association Employee Housing Project
Rev., 5.00%, 12/1/2033	1,550,000	1,735,197
Rev., 5.00%, 12/1/2035	2,500,000	2,807,677
Rev., 5.00%, 12/1/2036	2,530,000	2,833,168
Rev., 5.00%, 12/1/2037	2,750,000	3,056,186
Rev., 5.00%, 12/1/2038	3,000,000	3,302,321
Rev., 5.00%, 12/1/2039	2,500,000	2,714,077
Rev., 5.00%, 12/1/2040	3,225,000	3,490,397
Rev., 5.25%, 12/1/2041	2,300,000	2,531,657
Rev., 5.25%, 12/1/2042	1,810,000	1,972,359
Rev., 5.25%, 12/1/2043	2,535,000	2,731,774
Rev., 5.25%, 12/1/2044	1,750,000	1,866,452
Rev., 5.25%, 12/1/2045	1,820,000	1,916,948
Rev., 5.25%, 12/1/2046	1,000,000	1,041,259
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	4,745,000	5,015,736
Public Finance Authority, Waste Management, Inc. Project Series 2017A-3, Rev., AMT, 3.00%, 5/1/2026 (c)	1,875,000	1,875,351
State of Wisconsin
Series 2016-2, GO, 5.00%, 5/1/2026	50,000	50,227
Series 2025 1, GO, 5.00%, 5/1/2033	4,320,000	5,075,697
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,462,144
Series 2025-2, GO, 5.00%, 5/1/2038	3,950,000	4,623,455
Series 2026 1, GO, 5.00%, 5/1/2040	3,200,000	3,730,073
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/2/2026 (c)	11,500,000	11,500,000
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,221,630
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,611,801
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,455,060
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,709,448
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,786,041
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (e)	10,000	10,037
Series 2016A, Rev., 4.00%, 11/15/2046	1,590,000	1,492,496
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,047,034
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,000,000	1,006,706
Wisconsin Health and Educational Facilities Authority, Wisconsin Housing Reservation Series 2026A, Rev., 5.00%, 11/1/2035	10,000,000	11,277,206
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	4,665,000	5,101,816
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	985,000	1,091,593
Total Wisconsin		136,474,848
Wyoming — 0.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	26,875,000	26,526,058
Wyoming Community Development Authority
Series 2023-1, Rev., 5.75%, 6/1/2053	3,585,000	3,810,704
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wyoming — continued
Series 2024-1, Rev., 6.00%, 12/1/2054	2,365,000	2,604,539
Series 2025-3, Rev., 6.25%, 12/1/2055	4,195,000	4,764,196
Total Wyoming		37,705,497
Total Municipal Bonds (Cost $6,323,299,152)		6,502,166,258
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 2,170,000,000
Counterparty: Exchange-Traded * (Cost $1,695,313)	21,700	2,882,020
	SHARES
Short-Term Investments — 9.8%
Investment Companies — 9.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $698,212,458)	698,148,446	698,218,261
Total Investments — 101.1% (Cost $7,023,206,923)		7,203,266,539
Liabilities in Excess of Other Assets — (1.1)%		(79,581,586)
NET ASSETS — 100.0%		7,123,684,953

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	229

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,289	06/18/2026	USD	146,664,031	632,341

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 :
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	21,700	USD 2,170,000,000	USD 131.00	4/24/2026	(1,695,313)
Total Written Options Contracts (Premiums Received $ (1,017,188))						(1,695,313)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 27.2%
Aerospace & Defense — 0.1%
ATI, Inc. 5.88%, 12/1/2027	108,000	108,041
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	55,000	54,955
7.25%, 7/1/2031 (a)	115,000	122,350
RTX Corp. 5.75%, 11/8/2026	850,000	859,644
TransDigm, Inc. 6.38%, 3/1/2029 (a)	555,000	570,086
		1,715,076
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	90,000	91,768
8.25%, 4/15/2031 (a)	250,000	261,536
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	324,000	327,370
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	90,000	90,082
Clarios Global LP 6.75%, 5/15/2028 (a)	270,000	276,172
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a) (b)	110,000	110,310
Dana, Inc. 4.50%, 2/15/2032	13,000	12,381
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031	277,000	265,609
5.25%, 7/15/2031	80,000	76,328
Icahn Enterprises LP 5.25%, 5/15/2027	200,000	196,990
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	175,000	180,882
		1,889,428
Automobiles — 0.5%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	972,066
Hyundai Capital America
5.25%, 1/8/2027 (a)	965,000	975,398
4.55%, 9/26/2029 (a)	1,930,000	1,957,489
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,435,796
Volkswagen Group of America Finance LLC (Germany) 4.45%, 9/11/2027 (a)	1,675,000	1,683,912
		7,024,661
Banks — 11.7%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (c)	400,000	396,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	500,000	506,252
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,750,000	1,852,288
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	2,790,000	2,898,248
ASB Bank Ltd. (New Zealand) 5.40%, 11/29/2027 (a)	1,000,000	1,026,943
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.15%, 3/3/2029	3,000,000	3,000,658
5.38%, 3/13/2029	1,200,000	1,248,574
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	197,607
5.59%, 8/8/2028	800,000	829,222
6.61%, 11/7/2028	200,000	213,160
4.55%, 11/6/2030	3,800,000	3,830,348
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	227,935
(SOFR + 1.34%), 5.93%, 9/15/2027 (c)	1,000,000	1,010,745
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	340,521
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	475,000	480,963
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	400,000	414,228
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	870,000	891,355
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	1,500,000	1,564,372
(SOFR + 1.00%), 5.16%, 1/24/2031 (c)	1,250,000	1,297,426
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	242,088
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,480,000	1,539,909
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	728,412
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	995,000	1,001,475
(SOFR + 0.73%), 4.25%, 2/2/2030 (c)	3,480,000	3,497,172
(SOFR + 1.09%), 4.34%, 9/15/2031 (c)	2,050,000	2,057,300
Banque Federative du Credit Mutuel SA (France) 4.59%, 10/16/2028 (a)	1,960,000	1,983,860
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	820,000	808,996
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	1,270,000	1,272,811
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	231

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (c)	500,000	513,743
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	3,000,000	3,085,612
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (c)	1,470,000	1,522,853
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (c)	1,150,000	1,182,372
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,525,000	1,549,422
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (c)	3,489,000	3,609,447
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	805,000	816,436
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (c)	1,500,000	1,557,095
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	2,202,000	2,296,282
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (c)	2,930,000	2,949,686
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	1,100,000	1,119,745
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (c)	1,205,000	1,222,831
Citigroup, Inc.
(SOFR + 1.28%), 3.07%, 2/24/2028 (c)	500,000	495,171
(SOFR + 0.87%), 4.79%, 3/4/2029 (c)	3,000,000	3,045,093
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	1,130,000	1,164,332
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	3,610,000	3,652,598
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	1,180,000	1,210,184
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	535,000	533,407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (c)	2,630,000	2,709,897
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (c)	945,000	964,776
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (c)	955,000	987,468
(SOFR + 1.17%), 4.66%, 1/12/2032 (a) (c)	2,245,000	2,259,943
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	1,350,000	1,408,924
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	615,000	623,060
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (c)	2,000,000	2,009,026
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (c)	1,960,000	1,969,383
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	325,000	336,328
5.25%, 4/26/2029 (a)	710,000	736,311
4.57%, 8/26/2030 (a)	1,790,000	1,813,780
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	855,000	862,270
(SOFR + 1.97%), 6.16%, 3/9/2029 (c)	1,750,000	1,819,571
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	1,565,000	1,627,820
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	860,000	891,503
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	585,000	603,618
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	1,305,000	1,351,935
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	1,105,000	1,117,661
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	199,621
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,030,000	1,063,634
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	2,500,000	2,563,995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (c)	1,350,000	1,360,368
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	1,000,000	1,008,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	755,000	782,573
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (c)	1,145,000	1,164,379
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (c)	1,485,000	1,492,180
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	512,000	507,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	394,516
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	465,000	482,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (c)	1,760,000	1,781,142
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.51%, 1/14/2032 (c)	1,780,000	1,797,179
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (c)	1,425,000	1,476,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	985,000	1,004,390
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (c)	625,000	636,212
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.21%, 2/8/2030 (c)	3,190,000	3,205,171
(SOFR + 1.02%), 4.47%, 11/19/2031 (c)	2,490,000	2,505,326
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,692,114
4.50%, 10/10/2029	1,000,000	1,016,370
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	500,314
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	3,500,000	3,588,224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	750,000	773,490
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	759,010
5.41%, 5/17/2029 (a)	805,000	838,295
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	493,227
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (c)	3,430,000	3,470,879
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (c)	1,290,000	1,294,482
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	977,397
Societe Generale SA (France)
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (c)	2,985,000	2,998,569
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	1,620,000	1,686,222
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	470,000	473,320
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	755,000	769,072
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (c)	1,605,000	1,642,927
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	775,000	798,988
(SOFR + 1.19%), 4.66%, 7/8/2031 (c)	1,620,000	1,648,154
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	848,472
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	775,470
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	1,030,000	1,067,052
Toronto-Dominion Bank (The) (Canada) 4.11%, 10/13/2028	4,455,000	4,475,734
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	283,527
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	1,245,000	1,267,794
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	945,000	955,375
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	975,000	1,008,688
(SOFR + 0.88%), 4.08%, 9/15/2029 (c)	2,000,000	2,000,536
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	210,000	221,471
(SOFR + 0.74%), 4.18%, 1/23/2030 (c)	2,080,000	2,087,371
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,100,000	3,195,926
		158,013,131
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	233

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	1,350,000	1,384,285
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	110,000	109,980
		1,494,265
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	1,115,000	1,157,260
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	64,000	61,622
Wayfair LLC 7.25%, 10/31/2029 (a)	195,000	201,521
		263,143
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	449,000	428,220
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	605,000	626,172
Griffon Corp. 5.75%, 3/1/2028	125,000	124,935
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	64,657
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	100,000	100,643
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	225,000	226,868
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	425,000	441,702
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	320,000	339,963
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	110,000	113,227
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	369,000	367,847
		2,834,234
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (c)	380,000	380,613
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	140,000	133,536
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	350,000	353,957
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150,000	148,178
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,303,000	1,387,701
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	1,325,000	1,368,265
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	2,110,000	2,122,097
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	950,000	958,118
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	417,306
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	384,662
(SOFR + 0.90%), 4.15%, 10/21/2029 (c)	2,260,000	2,260,708
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,705,000	2,775,022
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	895,000	909,571
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	3,040,000	3,058,772
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,003,701
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	138,166
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	380,135
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	331,891
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	394,677
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	985,000	1,020,378
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	565,000	577,826
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	600,000	618,704
Series I, (SOFR + 0.91%), 4.13%, 10/18/2029 (c)	2,210,000	2,213,425
(SOFR + 0.80%), 4.24%, 1/9/2030 (c)	1,900,000	1,906,647
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	930,000	971,336
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	1,510,000	1,534,648
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	410,000	411,078
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (c)	870,000	898,960
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	1,585,000	1,659,422
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	2,775,000	2,767,080
Voya Global Funding 4.60%, 11/24/2030 (a)	3,035,000	3,081,446
		36,568,026
Chemicals — 0.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	150,000	144,685
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (d)	200,000	84,240
8.00%, 10/15/2034 (a)	200,000	82,126
Celanese US Holdings LLC
7.00%, 2/15/2031	170,000	175,099
7.38%, 2/15/2034	280,000	287,648
Chemours Co. (The) 5.75%, 11/15/2028 (a)	290,000	291,686
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	185,207
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	315,000	329,767
4.25%, 5/15/2029 (a)	77,000	75,556
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
9.00%, 2/15/2030 (a)	75,000	79,677
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	513,000	507,412
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	60,000	60,649
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	210,000	201,167
7.00%, 8/1/2033 (a)	40,000	40,726
		2,545,645
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	112,236
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	100,000	97,008
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	204,000	204,055
Brink's Co. (The) 6.75%, 6/15/2032 (a)	110,000	113,839
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	264,000	246,923
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	1,845,000	1,871,874
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	305,000	300,280
4.75%, 6/15/2029 (a)	131,000	130,151
6.75%, 1/15/2031 (a)	100,000	104,885
Madison IAQ LLC 4.13%, 6/30/2028 (a)	346,000	341,462
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	8,000	8,016
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	80,000	79,548
6.63%, 6/15/2029 (a)	105,000	108,459
		3,718,736
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	137,819	113,830
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	43,325
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	133,968
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	204,960
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	58,235
		554,318
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	100,000	104,252
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	712,490
American Express Co. (SOFR + 1.44%), 5.02%, 4/25/2031 (c)	1,075,000	1,110,719
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	970,000	1,009,062
4.90%, 10/10/2030 (a)	1,365,000	1,384,786
4.70%, 1/30/2031 (a)	2,200,000	2,207,062
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	345,000	353,722
(SOFR + 1.25%), 4.49%, 9/11/2031 (c)	1,650,000	1,650,312
(SOFR + 1.15%), 4.72%, 1/30/2032 (c)	2,180,000	2,194,978
OneMain Finance Corp.
6.63%, 5/15/2029	205,000	209,280
5.38%, 11/15/2029	243,000	240,244
		11,072,655
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	235,000	226,592
5.63%, 3/31/2032 (a)	60,000	60,236
5.75%, 3/31/2034 (a)	20,000	19,901
		306,729
Containers & Packaging — 0.1%
Ardagh Group SA 12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (e) (f)	200,000	189,314
Ball Corp. 6.00%, 6/15/2029	225,000	231,984
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	69,718
6.38%, 7/15/2032 (a)	115,000	116,493
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	253,000	259,009
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	177,000	177,126
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	125,484
		1,169,128
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029 (a)	110,000	106,185
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	170,000	176,743
		282,928
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	752,968	756,733
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	235

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% ^
Service Corp. International 4.00%, 5/15/2031	235,000	224,615
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	260,000	271,300
		495,915
Diversified REITs — 0.2%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	2,195,000	2,221,144
Diversified Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	140,933
Altice France SA (France) 6.50%, 4/15/2032 (a)	152,440	145,993
CCO Holdings LLC
5.13%, 5/1/2027 (a)	76,000	75,983
4.75%, 3/1/2030 (a)	1,427,000	1,379,571
4.50%, 8/15/2030 (a)	900,000	858,445
4.25%, 2/1/2031 (a)	185,000	172,438
4.75%, 2/1/2032 (a)	18,000	16,739
Cipher Compute LLC 7.13%, 11/15/2030 (a)	50,000	52,117
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	120,000	124,281
WULF Compute LLC 7.75%, 10/15/2030 (a)	205,000	217,098
		3,183,598
Electric Utilities — 1.0%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,159,855
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	450,000	477,450
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	200,000	202,350
Enel Finance International NV (Italy)
4.63%, 6/15/2027 (a)	445,000	448,531
4.38%, 9/30/2030 (a)	1,920,000	1,929,809
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	600,000	564,000
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,512,170
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,124
5.20%, 4/1/2028 (a)	240,000	245,440
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	329,845
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	211,045
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	86,000	82,886
5.25%, 6/15/2029 (a)	347,000	348,211
6.00%, 2/1/2033 (a)	235,000	240,690
5.75%, 1/15/2034 (a)	190,000	192,604
PG&E Corp. 5.00%, 7/1/2028	170,000	169,551
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	370,000	382,428
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	200,000	210,448
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	150,000	149,784
4.60%, 10/15/2030 (a)	400,000	402,531
4.70%, 1/31/2031 (a)	2,525,000	2,539,446
7.75%, 10/15/2031 (a)	435,000	459,691
		13,483,889
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	97,991
Sensata Technologies BV 5.88%, 9/1/2030 (a)	200,000	202,311
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	139,000	138,439
		438,741
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	211,000	211,114
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	45,000	42,424
6.63%, 7/15/2032 (a)	200,000	209,357
		462,895
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.25%, 4/1/2028 (a)	145,000	145,113
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	53,149
Noble Finance II LLC 8.00%, 4/15/2030 (a)	130,000	135,307
Transocean International Ltd. 8.75%, 2/15/2030 (a)	91,000	95,209
Valaris Ltd. 8.38%, 4/30/2030 (a)	145,000	152,063
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	194,292	213,700
		794,541
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	170,000	170,031
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	180,000	180,853
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
4.75%, 10/15/2027 (a)	330,000	329,789
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,045
		783,718
Financial Services — 1.3%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	500,000	499,375
Block, Inc.
6.50%, 5/15/2032	325,000	334,347
6.00%, 8/15/2033 (a)	125,000	127,023
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	1,445,857	1,444,050
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	500,000	492,970
Equitable America Global Funding 4.95%, 6/9/2030 (a)	2,000,000	2,043,346
Gemini Series 2026-1A, 10.50%, 2/20/2029 ‡	1,000,000	1,000,000
Global Payments, Inc.
1.20%, 3/1/2026	415,000	415,000
4.95%, 8/15/2027	335,000	337,746
4.88%, 11/15/2030	3,025,000	3,021,453
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	2,590,000	2,564,348
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (c)	990,000	1,001,672
5.13%, 7/29/2029 (a)	1,000,000	1,033,359
4.35%, 9/30/2030 (a)	1,725,000	1,737,752
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	200,000	214,780
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	195,000	200,061
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	77,000	76,056
3.63%, 3/1/2029 (a)	224,000	215,818
4.00%, 10/15/2033 (a)	5,000	4,601
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	185,000	181,078
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	744,660	744,660
		17,689,495
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	200,000	199,435
4.90%, 4/21/2027	570,000	576,063
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (d)	400,000	431,576
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	171,000	167,383
6.25%, 2/15/2032 (a)	125,000	128,587
		1,503,044
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	85,000	87,854
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	68,013
		155,867
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	124,000	123,834
4.75%, 4/1/2028 (a)	46,000	44,948
8.25%, 1/15/2030 (a)	185,000	186,619
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	105,617
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	79,000	71,966
12.63%, 7/15/2029 (a)	120,000	110,651
Transnet (South Africa) 8.25%, 2/6/2028 (d)	400,000	422,000
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,322
7.13%, 6/1/2031 (a)	215,000	223,409
		1,309,366
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	225,000	222,949
Hologic, Inc. 4.63%, 2/1/2028 (a)	185,000	184,827
Medline Borrower LP
3.88%, 4/1/2029 (a)	435,000	427,827
6.25%, 4/1/2029 (a)	62,000	63,982
5.25%, 10/1/2029 (a)	170,000	169,987
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,555,000	1,609,000
		2,678,572
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	166,000	165,211
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	145,000	91,935
AdaptHealth LLC 4.63%, 8/1/2029 (a)	64,000	61,407
Cardinal Health, Inc. 4.50%, 9/15/2030	1,830,000	1,856,473
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	217,000	199,096
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	237

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
DaVita, Inc. 4.63%, 6/1/2030 (a)	418,000	409,191
Encompass Health Corp. 4.75%, 2/1/2030	261,000	259,628
HCA, Inc.
5.20%, 6/1/2028	520,000	533,022
5.25%, 3/1/2030	1,390,000	1,442,643
Star Parent, Inc. 9.00%, 10/1/2030 (a)	155,000	157,319
Tenet Healthcare Corp.
5.13%, 11/1/2027	99,000	99,058
4.25%, 6/1/2029	903,000	888,987
		6,163,970
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	199,563
6.25%, 6/1/2032 (a)	250,000	257,169
		456,732
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	110,000	108,489
6.50%, 4/1/2032 (a)	545,000	563,953
		672,442
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	76,000	75,040
Acushnet Co. 5.63%, 12/1/2033 (a)	70,000	71,244
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	139,002
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	360,000	352,191
6.50%, 2/15/2032 (a)	295,000	299,778
Carnival Corp. 6.13%, 2/15/2033 (a)	615,000	636,682
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	145,000	145,071
6.75%, 5/1/2031 (a)	145,000	149,365
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	522,005
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	132,000	132,102
4.00%, 5/1/2031 (a)	295,000	283,259
6.13%, 4/1/2032 (a)	140,000	144,739
5.88%, 3/15/2033 (a)	195,000	200,700
5.75%, 9/15/2033 (a)	75,000	76,775
MGM Resorts International
6.13%, 9/15/2029	150,000	154,168
6.50%, 4/15/2032	170,000	174,495
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	80,000	82,464
6.25%, 3/15/2032 (a)	75,000	78,214
6.00%, 2/1/2033 (a)	150,000	155,391
Six Flags Entertainment Corp.
5.25%, 7/15/2029	160,000	153,892
6.63%, 5/1/2032 (a)	160,000	162,670
Station Casinos LLC 4.50%, 2/15/2028 (a)	314,000	312,731
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	140,000	144,997
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	335,000	341,754
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	415,000	417,368
6.25%, 3/15/2033 (a)	165,000	168,504
		5,574,601
Household Durables — 0.1%
Lennar Corp. 5.20%, 7/30/2030	1,175,000	1,216,878
Newell Brands, Inc.
6.38%, 9/15/2027	125,000	126,819
6.63%, 9/15/2029	155,000	157,415
6.63%, 5/15/2032	105,000	104,995
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	265,000	257,536
		1,863,643
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	109,000	105,188
4.13%, 4/30/2031 (a)	206,000	196,638
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	166,000	164,412
4.38%, 3/31/2029 (a)	89,000	86,454
		552,692
Independent Power and Renewable Electricity Producers — 0.0% ^
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	200,000	219,703
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	207,626
		427,329
Insurance — 1.8%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	160,000	161,841
Athene Global Funding
5.62%, 5/8/2026 (a)	1,675,000	1,679,274
5.03%, 7/17/2030 (a)	1,615,000	1,624,206
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding
5.88%, 6/4/2027 (a)	1,145,000	1,167,303
4.38%, 9/8/2028 (a)	2,005,000	2,007,997
2.65%, 1/6/2029 (a)	1,500,000	1,434,477
Corebridge Global Funding
4.25%, 8/21/2028 (a)	1,370,000	1,374,240
5.90%, 9/19/2028 (a)	645,000	673,196
5.20%, 6/24/2029 (a)	1,000,000	1,027,318
4.55%, 1/9/2031 (a)	2,500,000	2,507,773
F&G Global Funding
5.88%, 6/10/2027 (a)	1,170,000	1,188,207
4.65%, 9/8/2028 (a)	1,995,000	1,988,861
HUB International Ltd. 7.25%, 6/15/2030 (a)	120,000	123,775
Jackson National Life Global Funding 4.70%, 6/5/2028 (a)	1,600,000	1,614,606
Lincoln Financial Global Funding 4.20%, 1/12/2029 (a)	2,045,000	2,039,463
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,003,714
Mutual of Omaha Cos. Global Funding 4.55%, 1/13/2031 (a)	2,990,000	3,006,948
		24,623,199
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	140,000	139,443
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	116,071
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	99,000	95,884
		211,955
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	72,000	75,170
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	122,000	126,735
9.50%, 1/1/2031 (a)	50,000	52,596
Terex Corp. 5.00%, 5/15/2029 (a)	266,000	265,560
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	102,883
		547,774
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	138,806	141,286
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	197,340	209,945
		351,231
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	36,000	36,286
7.50%, 6/1/2029 (a)	5,000	5,036
7.13%, 2/15/2031 (a)	225,000	237,827
7.50%, 3/15/2033 (a)	120,000	129,542
CSC Holdings LLC 6.50%, 2/1/2029 (a)	400,000	252,700
DISH DBS Corp.
7.75%, 7/1/2026	76,000	75,059
5.25%, 12/1/2026 (a)	98,000	95,190
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	325,077
Gray Media, Inc.
10.50%, 7/15/2029 (a)	128,000	137,225
5.38%, 11/15/2031 (a)	100,000	78,728
7.25%, 8/15/2033 (a)	85,000	87,771
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	165,000	146,598
7.75%, 8/15/2030 (a)	208,550	165,858
Lamar Media Corp.
4.88%, 1/15/2029	145,000	144,885
5.38%, 11/1/2033 (a)	145,000	145,379
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	322,000	322,030
4.75%, 11/1/2028 (a)	195,000	194,045
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	180,000	176,614
7.38%, 2/15/2031 (a)	75,000	78,847
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	33,958
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	100,000	104,125
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	555,000	541,815
5.50%, 7/1/2029 (a)	365,000	365,369
4.13%, 7/1/2030 (a)	85,000	80,119
Stagwell Global LLC 5.63%, 8/15/2029 (a)	272,000	250,713
TEGNA, Inc.
4.63%, 3/15/2028	221,000	220,374
5.00%, 9/15/2029	107,000	106,899
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	239

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	210,000	215,713
7.38%, 6/30/2030 (a)	135,000	135,003
		4,888,785
Metals & Mining — 0.0% ^
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,220
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	118,000	115,486
6.88%, 11/1/2029 (a)	105,000	108,151
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	111,000	111,108
Novelis Corp. 4.75%, 1/30/2030 (a)	142,000	137,222
		513,187
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	749,503
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	290,000	303,878
		1,053,381
Multi-Utilities — 0.1%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,497,005
Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	165,000	164,940
5.38%, 6/15/2029 (a)	191,000	191,038
Antero Resources Corp. 5.38%, 3/1/2030 (a)	59,000	59,927
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	170,000	177,123
Buckeye Partners LP
4.13%, 12/1/2027	215,000	213,694
6.88%, 7/1/2029 (a)	95,000	98,565
Chord Energy Corp. 6.75%, 3/15/2033 (a)	75,000	77,895
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	272,000	270,948
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	155,000	159,506
9.75%, 10/15/2030 (a)	100,000	107,624
7.88%, 4/15/2032 (a)	130,000	132,436
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	168,805
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	200,000	201,000
8.88%, 1/13/2033	100,000	106,190
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	3,000,000	3,018,432
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Expand Energy Corp.
6.75%, 4/15/2029 (a)	167,000	167,486
5.38%, 3/15/2030	45,000	45,683
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	200,000	207,000
Genesis Energy LP 7.75%, 2/1/2028	115,000	115,181
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	93,201
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	245,000	249,064
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	262,000	262,636
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	100,000	105,532
Kinder Morgan, Inc. 5.15%, 6/1/2030	420,000	437,106
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	230,000	232,590
Matador Resources Co. 6.50%, 4/15/2032 (a)	155,000	158,295
MPLX LP 4.80%, 2/15/2031	2,425,000	2,475,600
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	160,000	165,819
NuStar Logistics LP
5.63%, 4/28/2027	105,000	106,005
6.38%, 10/1/2030	180,000	189,512
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	390,000	409,323
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	450,060	437,342
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	200,000	215,176
6.84%, 1/23/2030	900,000	922,500
6.70%, 2/16/2032	1,250,000	1,253,625
10.00%, 2/7/2033	1,150,000	1,347,174
Range Resources Corp. 4.75%, 2/15/2030 (a)	49,000	48,510
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	160,000	160,013
SM Energy Co.
6.63%, 1/15/2027	84,000	84,061
8.38%, 7/1/2028 (a)	88,000	90,954
6.50%, 7/15/2028	160,000	160,905
8.75%, 7/1/2031 (a)	215,000	225,724
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	210,000	208,351
Sunoco LP
5.88%, 3/15/2028	274,000	274,104
5.63%, 3/15/2031 (a)	125,000	126,075
7.25%, 5/1/2032 (a)	110,000	116,224
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	432,000	437,789
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (d)	200,000	195,844
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	250,000	239,508
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	185,000	189,826
9.50%, 2/1/2029 (a)	120,000	128,706
Venture Global Plaquemines LNG LLC 6.50%, 1/15/2034 (a)	220,000	231,532
		17,662,099
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	16,333	16,356
5.75%, 4/20/2029 (a)	846,750	856,324
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	205,000	208,330
United Airlines, Inc. 4.63%, 4/15/2029 (a)	110,000	109,917
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	240,000	247,538
		1,438,465
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	243,000	242,774
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	94,000	93,932
		336,706
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	202,000	187,987
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	254,000	250,383
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	1,140,000	1,163,285
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	45,000	45,920
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	213,064
Broadcom, Inc. 4.60%, 7/15/2030	1,615,000	1,651,293
Entegris, Inc. 5.95%, 6/15/2030 (a)	450,000	458,881
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	1,690,000	1,783,504
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	207,661
Marvell Technology, Inc.
5.75%, 2/15/2029	670,000	700,148
4.75%, 7/15/2030	310,000	316,042
NXP BV (Netherlands) 4.30%, 8/19/2028	1,860,000	1,872,446
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	125,000	122,363
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	235,000	240,444
Synaptics, Inc. 4.00%, 6/15/2029 (a)	110,000	106,122
		7,717,888
Software — 0.4%
Elastic NV 4.13%, 7/15/2029 (a)	100,000	94,478
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	100,000	97,901
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	197,000	193,573
5.13%, 4/15/2029 (a)	14,000	13,736
Oracle Corp. 4.95%, 2/4/2031	4,360,000	4,351,069
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	131,255
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	295,000	294,556
6.50%, 6/1/2032 (a)	160,000	163,080
		5,339,648
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	152,000	151,947
4.88%, 9/15/2029 (a)	140,000	138,727
		290,674
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	109,000	108,355
Bath & Body Works, Inc.
5.25%, 2/1/2028	76,000	76,385
7.50%, 6/15/2029	86,000	87,616
6.63%, 10/1/2030 (a)	190,000	194,604
6.75%, 7/1/2036	23,000	23,080
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (g)	6,532	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	160,000	152,199
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	94,000	92,259
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	56,000	55,870
4.38%, 1/15/2031 (a)	46,000	44,245
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	241

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	61,896
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	309,000	303,836
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	64,230
12.75%, 1/15/2030 (a)	74,684	52,499
		1,317,074
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	75,000	79,104
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	43,000	45,372
8.50%, 7/15/2031 (a)	6,000	6,311
9.63%, 12/1/2032 (a)	64,000	71,783
		202,570
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.25%, 6/15/2033 (a)	150,000	158,560
Imola Merger Corp. 4.75%, 5/15/2029 (a)	326,000	320,476
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	90,000	93,214
United Rentals North America, Inc.
3.75%, 1/15/2032	440,000	415,270
5.38%, 11/15/2033 (a)	150,000	151,223
6.13%, 3/15/2034 (a)	195,000	204,279
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	375,000	385,511
6.63%, 3/15/2032 (a)	190,000	197,651
		1,926,184
Wireless Telecommunication Services — 0.2%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	212,234
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	400,000	416,307
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	92,000	83,671
T-Mobile USA, Inc.
3.38%, 4/15/2029	600,000	589,121
3.88%, 4/15/2030	1,635,000	1,622,431
		2,923,764
Total Corporate Bonds (Cost $362,130,290)		367,040,399
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 21.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	338,404	318,950
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	327,753	328,426
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (f)	1,285,745	1,303,554
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	2,100,000	2,103,143
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	259,899
Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033 (a)	1,151,475	1,159,582
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	329,978	333,179
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	1,000,000	1,034,002
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	965,000	985,400
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	679,020
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,036,158
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	1,640,000	1,700,107
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	2,089,000	2,102,230
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,652,000	1,668,016
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	294,865
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	393,249
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	774,238
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,479,291
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	940,000	936,621
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	1,549,000	1,524,412
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	447,000	433,145
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	1,868,474	1,877,054
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	525,000	533,390
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	299,364	282,344
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class C, 6.24%, 4/20/2027 (a)	166,667	166,965
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	421,414
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	519,152
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.12%, 10/17/2032 (a) (f)	1,750,000	1,752,040
Barings CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.17%, 7/15/2034 (a) (f)	3,000,000	3,001,836
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,021,831
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.22%, 10/15/2034 (a) (f)	770,000	771,170
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	121,169	121,055
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	863,665	830,719
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B, 5.37%, 10/16/2028	1,870,000	1,877,116
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,511,634
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,020,719
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,622,832
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,341,093
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	800,000	834,626
Series 2025-2, Class D, 5.62%, 3/17/2031	1,000,000	1,024,299
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	950,000	982,725
Series 2026-1, Class C, 4.44%, 11/17/2031	1,139,000	1,146,333
Series 2026-1, Class D, 4.99%, 11/17/2031	1,569,000	1,586,766
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	2,000,000	2,057,918
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	250,095	249,420
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	569,465	593,357
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	819,877	817,776
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.27%, 10/20/2034 (a) (f)	2,000,000	2,004,824
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.22%, 4/20/2032 (a) (f)	1,139,000	1,140,810
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	706,733	712,650
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,621,638
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,339,063	1,351,081
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,278,003
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	462,256
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (f)	674,000	659,276
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	813,525
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.27%, 4/20/2034 (a) (f)	850,000	851,180
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	667,000	675,201
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	321,972	320,970
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	761,530
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	608,493	614,916
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	197,698	199,586
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	907,137
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	361,295
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	614,701
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	243

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	513,574
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	520,430
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	1,357,000	1,385,155
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	1,250,000	1,267,351
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	1,130,000	1,151,714
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	1,680,000	1,710,487
Drive Auto Receivables Trust
Series 2025-2, Class C, 4.39%, 9/15/2032	1,170,000	1,176,467
Series 2025-2, Class D, 4.90%, 12/15/2032	1,090,000	1,100,564
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class BR2, 5.27%, 7/17/2034 (a) (f)	2,000,000	2,002,984
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.17%, 4/20/2034 (a) (f)	2,000,000	2,002,040
DT Auto Owner Trust
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	66,201	66,316
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	311,845
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,500,000	1,499,592
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,587,195	1,601,465
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	500,000	528,504
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	500,000	531,372
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (h)	2,082,927	2,110,390
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	1,891,677	1,906,625
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	250,223	259,959
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	415,499	431,981
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	38,295	38,260
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-4A, Class D, 1.96%, 1/17/2028	79,090	78,869
Series 2022-5A, Class D, 7.40%, 2/15/2029	428,502	433,746
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	512,690
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	820,774
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	722,131
Series 2025-4A, Class C, 4.57%, 6/16/2031	325,000	328,367
Series 2025-3A, Class D, 5.57%, 10/15/2031	1,500,000	1,540,855
Series 2025-4A, Class D, 5.23%, 1/15/2032	1,615,000	1,642,965
Series 2025-5A, Class C, 4.68%, 3/15/2032	1,070,000	1,084,620
Series 2025-5A, Class D, 5.16%, 3/15/2032	825,000	838,694
Series 2026-1A, Class C, 4.40%, 5/17/2032	1,620,000	1,631,165
Series 2026-1A, Class D, 5.00%, 5/17/2032	2,056,000	2,077,602
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	1,000,000	1,019,730
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	32,649	32,801
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (f)	846,243	851,675
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 7/17/2038 (a)	1,500,000	1,487,093
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	494,991
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	491,059
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	655,381
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	327,113
Flagship Credit Auto Trust Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	18,554	18,527
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	37,095	35,490
Series 2023-1A, Class B, 6.27%, 12/15/2043 (a)	799,371	825,828
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	1,993,305	2,007,828
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	638,916
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	233,963
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	26,740	26,670
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	331,388	330,967
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	291,503	291,391
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	2,000,000	2,008,315
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	866,419	871,956
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	1,190,000	1,201,174
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	1,000,000	1,029,054
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	1,608,000	1,636,448
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	935,000	948,084
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	447,282	450,450
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	737,114
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,296,961
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,500,000	1,535,103
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class BRR, 5.22%, 10/20/2034 (a) (f)	1,750,000	1,753,325
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	236,403	232,494
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	1,975,069	1,990,917
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	2,115,000	2,139,106
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (h)	569,022	574,795
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	1,573,034	1,593,512
Hertz Vehicle Financing LLC
Series 2022-2A, Class D, 5.16%, 6/26/2028 (a)	2,500,000	2,468,829
Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	1,000,000	1,024,756
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	354,487	363,336
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	523,137	532,787
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	842,619	857,154
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	345,991	348,861
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	112,739	114,240
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	1,228,085	1,238,169
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	1,301,788	1,314,749
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (a)	1,098,182	1,112,219
Home Partners of America Trust
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	898,036	850,176
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	449,018	423,524
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	253,345	256,169
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	2,066,710	2,082,982
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	1,000,000	1,016,100
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,961,648
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	1,000,000	1,000,000
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class B1R, 5.36%, 1/25/2035 (a) (f)	1,010,000	1,011,596
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.12%, 7/20/2031 (a) (f)	1,151,563	1,148,311
LCM Ltd. (Cayman Islands)
Series 36A, Class BR, 5.17%, 1/15/2034 (a) (f)	779,167	778,745
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	245

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 34A, Class BR, 5.37%, 10/20/2034 (a) (f)	1,010,000	1,011,498
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	946,800	937,133
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,775,000	3,699,151
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	3,000,000	3,039,261
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	700,000	705,133
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	385,000	388,965
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-46A, Class B1RR, 5.17%, 10/15/2034 (a) (f)	2,475,000	2,474,646
Series 2021-49A, Class B1R, 5.12%, 10/19/2034 (a) (f)	1,000,000	1,001,469
Magnetite Ltd. (Cayman Islands) Series 2019-23A, Class AR2, 4.64%, 1/25/2035 (a) (f)	4,500,000	4,495,144
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	257,657
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	252,713
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	189,676
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	1,500,000	1,464,606
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	1,224,000	1,245,537
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	1,250,000	1,268,510
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	87,319	87,603
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,011,222
Series 2025-1A, Class A, 4.49%, 1/20/2039 (a)	2,167,000	2,184,853
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,281,000	1,284,666
Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	3,020,000	3,032,505
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (a)	376,111	359,765
Series 2022-1A, Class C, 5.23%, 11/21/2039 (a)	367,616	367,773
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	264,097	272,051
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	36,438	35,400
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	15,639	15,195
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	700,687	716,116
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	958,035	964,811
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	1,334,577	1,344,419
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class BR, 5.17%, 4/15/2034 (a) (f)	1,140,000	1,143,309
Series 2021-42A, Class BR, 5.07%, 7/16/2036 (a) (f)	1,750,000	1,751,598
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	638,082
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	508,985
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	1,252,217	1,254,641
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	920,136	940,859
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 4.89%, 1/16/2037 (a) (f)	1,500,000	1,500,564
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	517,850
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,511,828
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	2,092,000	2,094,810
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	466,818	458,852
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	93,364	91,903
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	768,000	774,125
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	1,250,000	1,253,118
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	750,000	751,227
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	933,000	939,240
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	452,521	468,446
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	198,918
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	345,084
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	558,266
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	1,000,000	969,107
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,092,284
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (f)	1,697,000	1,643,511
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a)	1,500,000	1,429,993
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (a)	1,241,345	1,183,112
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	1,990,929	1,879,785
Series 2025-SFR6, Class B, 4.00%, 12/17/2042 (a)	1,950,000	1,885,632
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (a)	1,563,000	1,482,643
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	2,355,000	2,285,463
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	750,000	713,560
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	990,233	1,015,384
RCKT Mortgage Trust
Series 2024-CES7, Class A1A, 5.16%, 10/25/2044 (a) (h)	2,542,733	2,553,193
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (h)	1,203,454	1,210,464
Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (a) (h)	4,000,009	4,003,602
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	2,000,000	2,005,198
Reach ABS Trust
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	1,771,000	1,774,216
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	1,400,000	1,407,489
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,528,501
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,316,659
Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	2,540,000	2,564,039
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,545,336
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	592,893	600,750
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	1,226,399	1,236,479
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	938,977	943,587
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	505,687
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	960,257
Series 2025-2, Class D, 5.47%, 5/15/2031	1,500,000	1,538,966
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	689,108
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,056,064
Series 2025-4, Class B, 4.27%, 1/15/2032	760,000	766,358
Series 2025-4, Class D, 4.95%, 1/15/2032	425,000	430,114
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,046,388
Series 2026-1, Class D, 4.75%, 4/15/2032	656,000	658,793
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,282,693
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,125,859
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	462,706
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	1,080,000	1,092,369
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	750,000	766,087
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	247

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	210,000	214,110
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	235,000	244,329
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	340,315	350,024
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	798,006	813,577
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	615,866	622,663
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	367,089	371,171
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	401,843	403,861
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	2,417,758	2,462,685
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (f)	680,000	680,493
Series 2018-20A, Class BR2, 5.22%, 1/16/2032 (a) (f)	1,430,000	1,431,770
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (h)	2,138,294	2,152,121
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (h)	1,714,944	1,724,019
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	237,854
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	804,495
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,322,030
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	1,518,656	1,529,778
Upstart Securitization Trust
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	2,157,715	2,161,285
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	2,339,000	2,343,148
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	875,666	882,776
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (a)	524,751	168,270
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	703,108	710,066
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.00%, 7/18/2031 (a) (f)	10,080	10,079
Verdant Receivables LLC Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	1,265,000	1,287,928
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,272,461
Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	2,000,000	2,005,520
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	1,250,000	1,264,658
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	614,130	624,418
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	510,530
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	3,500,000	3,562,842
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	2,080,000	2,103,131
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	782,841	787,278
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,030,000	2,037,412
Total Asset-Backed Securities (Cost $286,294,105)		289,223,186
U.S. Treasury Obligations — 19.7%
U.S. Treasury Notes
4.13%, 1/31/2027	585,000	588,021
3.75%, 6/30/2027	172,700	173,348
3.88%, 7/31/2027	515,000	517,957
3.63%, 8/31/2027	19,687,000	19,738,525
3.38%, 9/15/2027	400,000	399,625
4.13%, 11/15/2027	915,000	925,580
4.00%, 12/15/2027	8,475,000	8,561,405
4.25%, 1/15/2028	555,000	563,412
4.25%, 2/15/2028	13,555,000	13,772,092
4.00%, 2/29/2028	172,700	174,690
3.63%, 3/31/2028	340,000	341,580
3.75%, 5/15/2028	1,210,000	1,219,122
3.88%, 6/15/2028	2,385,000	2,410,806
3.88%, 7/15/2028	40,730,000	41,177,075
3.63%, 8/15/2028	24,595,000	24,735,268
3.38%, 9/15/2028	28,320,000	28,310,044
3.50%, 10/15/2028	26,505,000	26,577,475
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.50%, 11/15/2028	48,260,000	48,397,616
3.50%, 12/15/2028	21,724,000	21,788,493
3.50%, 1/15/2029	18,050,000	18,104,996
4.25%, 2/28/2029	610,000	624,702
3.63%, 8/31/2030	4,336,000	4,358,527
3.63%, 9/30/2030	1,455,000	1,462,446
3.63%, 10/31/2030	430,000	432,116
3.63%, 12/31/2030	810,000	813,734
Total U.S. Treasury Obligations (Cost $264,658,512)		266,168,655
Mortgage-Backed Securities — 13.9%
FHLMC Pool # 841368, ARM, 6.21%, 9/1/2047 (f)	750,571	779,004
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	185,458	186,468
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	3,000,000	3,052,123
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	45,884	45,274
Pool # QN1873, 2.50%, 3/1/2035	635,146	609,791
Pool # SB8184, 4.00%, 10/1/2037	482,915	479,568
Pool # SB8261, 5.50%, 10/1/2038	717,503	736,990
Pool # SB8308, 5.00%, 6/1/2039	505,107	513,013
FHLMC UMBS, 30 Year
Pool # SD8342, 5.50%, 7/1/2053	1,577,341	1,608,653
Pool # SD8343, 6.00%, 7/1/2053	6,046,383	6,239,058
Pool # SD4893, 6.00%, 2/1/2054	3,185,231	3,314,587
Pool # SD8402, 6.00%, 2/1/2054	6,040,154	6,203,405
Pool # SL0775, 6.00%, 5/1/2054	2,870,009	2,965,000
Pool # RJ1970, 6.00%, 7/1/2054	471,476	484,534
Pool # SD6318, 6.00%, 9/1/2054	1,348,869	1,391,500
Pool # QJ7053, 6.00%, 10/1/2054	1,640,198	1,684,380
Pool # SL0226, 6.00%, 2/1/2055	2,279,323	2,378,795
Pool # QZ4969, 5.50%, 10/1/2055	7,746,764	7,892,919
Pool # QZ5395, 5.50%, 10/1/2055	3,187,980	3,253,219
Pool # TA0287, 5.50%, 12/1/2055	2,094,365	2,133,254
Pool # TA2049, 5.50%, 12/1/2055	1,958,550	1,997,373
Pool # QZ9731, 6.00%, 12/1/2055	1,841,368	1,892,452
Pool # TA4790, 5.50%, 2/1/2056	10,256,823	10,463,715
Pool # TA5366, 5.50%, 2/1/2056	4,624,433	4,722,465
Pool # TA6706, 5.50%, 2/1/2056	1,518,752	1,553,397
Pool # TA6707, 5.50%, 2/1/2056	774,943	790,512
Pool # TA6708, 5.50%, 2/1/2056	2,398,947	2,446,778
Pool # TA6712, 5.50%, 2/1/2056	586,014	600,742
Pool # TA6713, 5.50%, 2/1/2056	1,240,577	1,266,177
Pool # TA6714, 5.50%, 2/1/2056	1,226,730	1,251,915
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # TA6715, 5.50%, 2/1/2056	432,800	443,411
Pool # TA6716, 5.50%, 2/1/2056	769,008	785,199
Pool # TA6721, 5.50%, 2/1/2056	192,996	196,996
Pool # TA6752, 5.50%, 2/1/2056	263,985	269,778
Pool # TA6719, 6.00%, 2/1/2056	1,133,237	1,173,459
Pool # TA6720, 6.00%, 2/1/2056	636,589	658,320
Pool # TA6723, 6.00%, 2/1/2056	879,965	911,199
Pool # TA7131, 5.50%, 3/1/2056	1,467,081	1,498,152
Pool # TA7133, 5.50%, 3/1/2056	654,586	671,840
Pool # TA7134, 5.50%, 3/1/2056	407,461	417,702
Pool # TA7142, 5.50%, 3/1/2056	3,736,386	3,812,367
Pool # TA7143, 5.50%, 3/1/2056	1,056,493	1,077,436
FNMA Pool # BM4562, ARM, 6.31%, 5/1/2047 (f)	628,142	652,858
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	405,376	394,349
Pool # MA4361, 2.50%, 6/1/2036	246,557	235,704
Pool # FM7767, 2.00%, 7/1/2036	2,628,941	2,457,339
Pool # FS1563, 2.50%, 7/1/2036	345,486	330,283
Pool # FS1329, 2.00%, 2/1/2037	633,731	591,763
Pool # MA4944, 4.50%, 3/1/2038	1,727,840	1,736,557
Pool # MA5093, 5.00%, 7/1/2038	2,855,466	2,902,181
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,078,469	1,041,157
Pool # FM3075, 3.50%, 11/1/2039	731,281	711,781
Pool # CA8310, 2.50%, 12/1/2040	194,661	178,505
Pool # MA4780, 4.50%, 10/1/2042	1,777,354	1,809,112
FNMA UMBS, 30 Year
Pool # BM1285, 4.50%, 5/1/2047	104,955	106,056
Pool # MA5010, 5.50%, 5/1/2053	10,150,091	10,352,404
Pool # MA5039, 5.50%, 6/1/2053	8,845,643	9,021,957
Pool # MA5108, 6.00%, 8/1/2053	1,065,089	1,097,796
Pool # MA5191, 6.00%, 11/1/2053	3,448,849	3,537,953
Pool # DA5084, 6.00%, 12/1/2053	1,375,697	1,419,992
Pool # MA5328, 6.00%, 4/1/2054	1,858,463	1,910,639
Pool # MA5445, 6.00%, 8/1/2054	431,795	443,156
Pool # DE2854, 5.50%, 6/1/2055	1,424,494	1,448,103
Pool # DE9362, 6.00%, 9/1/2055	14,116,569	14,550,046
Pool # DF0762, 5.50%, 10/1/2055	7,810,614	7,966,415
Pool # DF0835, 6.00%, 10/1/2055	5,094,782	5,234,988
Pool # DF8741, 5.50%, 12/1/2055	226,535	230,325
Pool # DF9765, 5.50%, 1/1/2056	1,705,013	1,750,112
Pool # DF9777, 5.50%, 1/1/2056	3,291,060	3,364,109
Pool # DG0558, 5.50%, 1/1/2056	2,524,839	2,567,203
Pool # DF6888, 6.00%, 1/1/2056	873,225	900,952
Pool # DF8208, 6.00%, 1/1/2056	1,187,894	1,232,136
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	249

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DF8240, 6.00%, 1/1/2056	1,307,309	1,360,019
Pool # DG0358, 5.50%, 2/1/2056	249,220	253,968
Pool # DG2566, 5.50%, 2/1/2056	1,783,769	1,819,880
Pool # DG2570, 5.50%, 2/1/2056	1,522,575	1,554,627
Pool # DF4300, 6.00%, 2/1/2056	169,143	174,454
Pool # DG3661, 5.50%, 3/1/2056	716,579	731,363
Pool # DG3665, 5.50%, 3/1/2056	1,139,083	1,162,142
Pool # DG3744, 5.50%, 3/1/2056	961,505	986,920
Pool # DG3674, 6.00%, 3/1/2056	855,730	885,068
Pool # DG3677, 6.00%, 3/1/2056	569,422	589,631
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 3/25/2056 (b)	6,980,000	7,091,909
TBA, 6.00%, 3/25/2056 (b)	3,160,000	3,241,175
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	553,214	551,156
Pool # 787548, 5.50%, 9/20/2054	2,321,517	2,376,002
Total Mortgage-Backed Securities (Cost $186,471,044)		187,807,165
Collateralized Mortgage Obligations — 8.2%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (h)	945,000	958,797
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (h)	1,000,000	1,005,703
Brean Asset-Backed Securities Trust
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	817,036	802,411
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	3,422,000	3,340,159
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (h)	1,700,000	1,718,273
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (h)	1,515,000	1,524,908
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 6.67%, 1/25/2042 (a) (f)	220,255	223,695
Series 2025-R06, Class 1M1, 4.62%, 9/25/2045 (a) (f)	953,370	955,570
FHLMC STACR REMIC Trust
Series 2023-HQA3, Class M2, 7.02%, 11/25/2043 (a) (f)	725,000	761,207
Series 2025-DNA3, Class A1, 4.62%, 9/25/2045 (a) (f)	1,320,312	1,323,124
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	52,929	55,136
Series 5394, Class AV, 5.50%, 1/25/2035	857,639	866,525
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 5516, Class DV, 6.00%, 12/25/2035	2,795,708	2,893,673
Series 4754, Class VG, 4.00%, 12/15/2036	104,452	104,334
Series 3878, Class PL, 4.50%, 11/15/2040	209,843	212,501
Series 4376, Class A, 4.00%, 7/15/2041	103,356	103,165
Series 5182, Class D, 2.50%, 11/25/2043	6,703,179	6,382,842
Series 4583, Class UP, 3.00%, 7/15/2045	1,436,887	1,380,839
Series 4599, Class PA, 3.00%, 9/15/2045	3,118,324	3,008,592
Series 5386, Class KA, 5.00%, 1/25/2047	1,820,557	1,839,326
Series 4718, Class DA, 3.00%, 2/15/2047	181,046	173,277
Series 5021, Class MI, IO, 3.00%, 10/25/2050	331,215	57,039
Series 5564, Class BA, 5.00%, 12/25/2051	4,144,850	4,161,058
Series 5531, Class DA, 5.00%, 3/25/2052	2,050,966	2,059,461
Series 5558, Class DA, 5.00%, 7/25/2052	7,089,744	7,095,382
Series 5561, Class DA, 5.00%, 9/25/2052	7,656,151	7,668,454
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	716,712	743,931
Series 2025-4, Class PV, 5.50%, 1/25/2036	693,619	718,406
Series 2025-27, Class BV, 5.50%, 3/25/2036	1,498,606	1,554,194
Series 2025-35, Class DV, 5.25%, 4/25/2036	4,949,731	5,057,642
Series 2012-136, Class DL, 3.50%, 12/25/2042	158,559	155,410
Series 2024-27, Class CA, 5.50%, 12/25/2048	1,247,858	1,254,133
Series 2024-20, Class MA, 5.00%, 11/25/2049	1,970,189	1,979,074
Series 2025-58, Class CA, 5.00%, 9/25/2051	1,143,617	1,149,795
Series 2025-58, Class MA, 5.00%, 9/25/2051	2,290,525	2,303,862
Series 2025-66, Class LA, 5.00%, 12/25/2051	3,057,462	3,069,324
Series 2025-62, Class CA, 5.50%, 1/25/2052	3,503,935	3,556,335
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,454,897	1,430,506
Series 2022-43, Class P, 4.00%, 7/25/2052	386,631	383,416
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	3,621,033	3,582,365
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	182,502	26,897
Series 2021-119, Class JG, 1.50%, 6/20/2051	6,008,953	5,265,134
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,342,079	1,290,561
Series 2024-184, Class BG, 3.50%, 10/20/2051	4,101,334	4,021,283
Series 2025-1, Class GC, 3.50%, 10/20/2051	2,949,369	2,884,012
Series 2024-151, Class HB, 4.50%, 10/20/2052	4,535,672	4,510,564
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (h)	1,060,000	1,064,559
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (h)	85,871	85,928
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	1,225,000	1,225,437
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	1,000,000	1,008,099
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (h)	2,275,000	2,289,481
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (a) (h)	1,064,000	1,068,458
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.81%, 7/16/2030 (a) (f)	650,000	654,990
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (h)	1,220,000	1,227,231
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (h)	579,911	580,901
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	255,000	255,634
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	838,553	854,231
OLIT Series 2025-HB2, Class A, 3.00%, 11/25/2038 ‡ (a) (f)	828,244	812,463
PRET LLC Series 2026-NPL1, Class A1, 5.18%, 1/25/2056 (a) (h)	2,979,311	2,979,917
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	185,000	185,977
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (h)	800,000	805,177
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (f)	144,000	123,337
Total Collateralized Mortgage Obligations (Cost $109,270,635)		110,834,115
Commercial Mortgage-Backed Securities — 3.5%
BAML RCAP Frn 8.00%, 10/25/2027 ‡	1,000,000	1,000,000
Beast Mortgage Trust Series 2021-1818, Class B, 5.22%, 3/15/2036 (a) (f)	179,000	79,654
Benchmark Mortgage Trust Series 2024-V5, Class C, 6.97%, 1/10/2057 (f)	300,000	311,363
BMO Mortgage Trust Series 2024-5C3, Class C, 6.86%, 2/15/2057 (f)	300,000	308,984
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.35%, 2/15/2039 (a) (f)	1,062,545	1,062,877
BX Trust
Series 2021-RISE, Class D, 5.52%, 11/15/2036 (a) (f)	304,318	304,223
Series 2022-LBA6, Class D, 5.66%, 1/15/2039 (a) (f)	525,000	524,836
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 3.97%, 4/10/2048 (f)	400,000	363,564
Series 2015-GC31, Class C, 3.69%, 6/10/2048 (f)	250,000	47,160
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.79%, 9/10/2047 (f)	2,200,000	2,046,214
Series 2014-CR20, Class C, 4.73%, 11/10/2047 (f)	33,352	32,268
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (f)	153,217	150,896
CSAIL Commercial Mortgage Trust Series 2015-C2, Class C, 4.23%, 6/15/2057 (f)	351,775	335,949
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (f)	305,000	308,008
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (f)	470,000	474,583
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (f)	875,000	886,892
Series 2026-GATE3, Class B, 4.94%, 2/10/2043 (a) (f)	900,000	910,688
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (f)	300,000	303,416
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (f)	167,000	168,884
DLIC Re-REMIC Trust Series 2025-FRR1, Class CK57, 1.27%, 8/27/2049 ‡ (a) (f)	805,000	781,960
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	251

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
ELM Trust
Series 2024-ELM, Class B10, 6.20%, 6/10/2039 (a) (f)	1,016,000	1,020,569
Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (f)	1,290,000	1,294,975
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76%, 11/13/2042 (a) (f)	1,040,000	1,047,969
Series 2025-ELP, Class B, 5.01%, 11/13/2042 (a) (f)	505,000	508,846
Series 2025-ELP, Class C, 5.31%, 11/13/2042 (a) (f)	300,000	302,269
FHLMC MSCR Trust Series 2025-MN12, Class M1, 5.42%, 11/25/2045 (a) (f)	1,997,488	1,997,652
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.40%, 8/25/2027 (f)	3,344,444	18,301
Series K121, Class X1, IO, 1.01%, 10/25/2030 (f)	9,638,574	368,042
Series K120, Class X1, IO, 1.03%, 10/25/2030 (f)	9,704,745	376,123
Series K124, Class X1, IO, 0.71%, 12/25/2030 (f)	19,755,445	572,471
Series K123, Class X1, IO, 0.76%, 12/25/2030 (f)	27,449,681	822,170
Series K128, Class X1, IO, 0.51%, 3/25/2031 (f)	29,515,961	622,512
Series K111, Class X3, IO, 3.18%, 4/25/2048 (f)	405,000	48,576
Series K110, Class X3, IO, 3.37%, 6/25/2048 (f)	380,000	46,504
Series K115, Class X3, IO, 2.95%, 9/25/2048 (f)	430,000	47,133
Series K125, Class X3, IO, 2.65%, 2/25/2049 (f)	460,000	50,914
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,503,859	20,790
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	826,890
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	6,915
Series 2019-KC07, Class C, 3.64%, 10/25/2029 (a) (f)	600,000	513,429
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	431,153	307,652
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	5,338,148	18,396
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	431,153	1,605
Series 2016-K57, Class C, 3.94%, 8/25/2049 (a) (f)	185,000	183,736
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (f)	110,000	109,151
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	887,725
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,132,910
Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (f)	2,000,000	1,976,019
Series 2020-K740, Class D, PO, 11/25/2052 (a)	1,800,000	1,591,404
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	18,678,562	22,257
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	4,400,000	5,810
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	712,640
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	895,428
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,717,434	43,878
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	10,542
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	793,539
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	11,925,004	42,118
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	9,131
Series 2020-K739, Class D, PO, 11/25/2053 (a)	1,000,000	858,767
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	9,761,616	9,781
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	3,683
Series 2021-K126, Class D, PO, 1/25/2054 (a)	1,200,000	829,786
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	10,288,162	38,614
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	2,600,000	10,519
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	800,000	765,406
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (f)	100,000	99,113
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	250,000	31,235
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.65%, 8/15/2048 (f)	150,000	117,042
Series 2016-C1, Class D1, 4.13%, 3/17/2049 (a) (f)	400,000	375,004
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.75%, 3/15/2050 (f)	800,000	699,179
Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (f)	275,000	224,568
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.97%, 12/15/2046 (a) (f)	131,545	128,243
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (f)	1,000,000	926,003
Series 2016-JP3, Class C, 3.43%, 8/15/2049 (f)	1,000,000	816,557
Life Mortgage Trust Series 2021-BMR, Class C, 4.87%, 3/15/2038 (a) (f)	20,826	20,670
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.03%, 10/25/2049 (a) (f)	500,229	507,880
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (f)	1,627,366	1,651,470
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (f)	1,132,000	1,129,519
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (a) (f)	1,088,000	1,087,751
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (f)	734,000	740,958
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,557,347
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.05%, 5/15/2039 (a) (f)	804,000	803,498
Series 2024-DSNY, Class B, 5.40%, 5/15/2039 (a) (f)	1,008,000	1,008,009
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	217,125
SMRT Series 2022-MINI, Class E, 6.36%, 1/15/2039 (a) (f)	350,000	349,563
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.43%, 11/15/2036 (a) (f)	400,000	398,755
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.72%, 9/15/2058 (f)	205,000	182,450
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class C, 4.23%, 8/15/2047 (f)	1,000,000	951,000
Series 2014-C22, Class C, 3.64%, 9/15/2057 (f)	725,000	618,171
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	851,988	813,606
Total Commercial Mortgage-Backed Securities (Cost $47,903,184)		47,630,682
Foreign Government Securities — 1.2%
Arab Republic of Egypt
7.60%, 3/1/2029 (d)	600,000	629,064
8.63%, 2/4/2030 (d)	200,000	216,449
5.88%, 2/16/2031 (d)	200,000	194,250
9.45%, 2/4/2033 (a)	200,000	224,376
7.30%, 9/30/2033 (d)	200,000	200,700
Argentine Republic
1.00%, 7/9/2029	150,500	132,770
4.12%, 7/9/2035 (h)	1,595,000	1,199,639
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	209,702
Commonwealth of the Bahamas
8.95%, 10/15/2032 (d)	200,000	225,796
8.25%, 6/24/2036 (a)	200,000	223,826
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	146,700
4.50%, 1/30/2030 (d)	150,000	146,700
7.05%, 2/3/2031 (d)	350,000	375,813
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	600,000	609,186
8.38%, 3/24/2029 (d)	400,000	425,974
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (d)	200,000	209,000
7.50%, 1/13/2029 (d)	200,000	209,688
5.85%, 7/7/2030 (d)	200,000	201,100
5.75%, 11/12/2032 (a)	577,000	567,191
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	400,000	399,600
7.38%, 4/8/2031 (a)	1,100,000	1,086,250
7.38%, 4/8/2031 (d)	200,000	197,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	253

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	400,000	440,176
Republic of Angola
8.25%, 5/9/2028 (d)	400,000	403,375
8.00%, 11/26/2029 (a)	200,000	199,000
Republic of Colombia 6.13%, 1/21/2031	200,000	199,500
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (d) (h)	41,694	41,669
7.63%, 1/30/2033 (a)	400,000	428,400
7.63%, 1/30/2033 (d)	400,000	428,400
8.08%, 4/1/2036 (a)	340,000	366,568
6.75%, 2/25/2041 (a)	393,000	374,922
Republic of Ecuador
6.90%, 7/31/2030 (d) (h)	180,000	177,737
8.75%, 1/29/2034 (a)	200,000	201,800
6.90%, 7/31/2035 (a) (h)	319,969	290,323
9.25%, 1/29/2039 (a)	981,000	997,677
5.00%, 7/31/2040 (a) (h)	218,041	177,924
Republic of El Salvador
8.63%, 2/28/2029 (d)	270,000	290,671
9.25%, 4/17/2030 (d)	150,000	162,375
Republic of Honduras 8.63%, 11/27/2034 (a)	350,000	406,546
Republic of Iraq 5.80%, 1/15/2028 (d)	225,000	223,875
Republic of Kenya
9.75%, 2/16/2031 (d)	400,000	438,000
7.88%, 10/9/2033 (a)	300,000	298,875
Republic of Montenegro 7.25%, 3/12/2031 (a)	200,000	214,188
Republic of Panama 5.66%, 2/23/2038	200,000	200,855
Republic of South Africa
7.10%, 11/19/2036 (a)	550,000	591,387
6.13%, 12/11/2037 (a)	290,000	285,940
Republic of Turkiye (The) 7.13%, 2/12/2032	200,000	209,400
Suriname Government International Bond
7.70%, 11/6/2030 (a)	232,000	238,888
8.50%, 11/6/2035 (a)	322,000	343,896
Total Foreign Government Securities (Cost $16,101,032)		16,663,641
Municipal Bonds — 0.0% (f) (i) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $71,758)	2,030,215	82,134
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.6%
Investment Companies — 4.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (j) (k) (Cost $59,526,713)	59,506,372	59,530,174
INVESTMENTS	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.54%, 7/2/2026 (l) (m) (Cost $1,853,678)	1,876,000	1,853,304
Total Short-Term Investments (Cost $61,380,391)		61,383,478
Total Investments — 99.7% (Cost $1,334,280,951)		1,346,833,455
Other Assets in Excess of Liabilities — 0.3%		4,709,036
NET ASSETS — 100.0%		1,351,542,491

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Exchange-Traded Funds	February 28, 2026

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)	Defaulted security.
(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 28, 2026.
(l)	The rate shown is the effective yield as of February 28, 2026.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	3	06/18/2026	USD	364,688	3,276
U.S. Treasury 2 Year Note	674	06/30/2026	USD	141,023,969	127,963
U.S. Treasury 5 Year Note	1,215	06/30/2026	USD	133,801,875	234,597
					365,836
Short Contracts
U.S. Treasury 10 Year Note	(206)	06/18/2026	USD	(23,438,938)	(101,912)
U.S. Treasury 10 Year Ultra Note	(191)	06/18/2026	USD	(22,296,266)	(128,669)
U.S. Treasury Long Bond	(60)	06/18/2026	USD	(7,106,250)	(87,758)
					(318,339)
					47,497

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	255

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 7,660,000	(481,866)	(106,409)	(588,275)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 63.6%
Aerospace & Defense — 0.6%
Howmet Aerospace, Inc.
3.75%, 3/3/2028 (a)	31,390,000	31,354,002
3.90%, 4/15/2029 (a)	19,600,000	19,619,539
L3Harris Technologies, Inc.
3.85%, 12/15/2026	25,078,000	25,060,433
5.40%, 1/15/2027	56,183,000	56,927,737
RTX Corp. 5.75%, 11/8/2026	85,325,000	86,293,097
		219,254,808
Automobiles — 2.4%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 4.24%, 4/2/2026 (b) (c)	72,833,000	72,854,850
2.80%, 4/11/2026 (b)	2,000,000	1,996,863
1.25%, 8/12/2026 (b)	20,155,000	19,914,251
4.65%, 3/19/2027 (b)	40,876,000	41,252,481
3.45%, 4/1/2027 (b)	378,000	376,727
General Motors Co. 5.35%, 4/15/2028 (d)	35,357,000	36,228,767
Hyundai Capital America
5.50%, 3/30/2026 (b)	7,029,000	7,035,650
1.50%, 6/15/2026 (b)	8,713,000	8,647,727
5.45%, 6/24/2026 (b)	41,417,000	41,586,655
1.65%, 9/17/2026 (b) (d)	3,451,000	3,408,139
5.95%, 9/21/2026 (b)	9,200,000	9,300,085
5.25%, 1/8/2027 (b)	43,989,000	44,462,976
4.85%, 3/25/2027 (b)	54,856,000	55,376,119
4.88%, 6/23/2027 (b)	73,289,000	74,165,907
4.30%, 9/24/2027 (b)	67,237,000	67,538,918
2.38%, 10/15/2027 (b)	15,000,000	14,624,866
4.88%, 11/1/2027 (b)	32,250,000	32,706,061
4.25%, 1/8/2029 (b)	4,921,000	4,948,753
Mercedes-Benz Finance North America LLC (Germany)
1.45%, 3/2/2026 (b) (d)	7,330,000	7,330,000
4.88%, 7/31/2026 (b)	112,280,000	112,711,750
5.20%, 8/3/2026 (b)	3,886,000	3,907,194
4.80%, 11/13/2026 (b)	5,000,000	5,032,616
4.80%, 1/11/2027 (b)	4,500,000	4,535,780
4.65%, 4/1/2027 (b)	4,500,000	4,540,656
Stellantis Finance US, Inc. 5.35%, 3/17/2028 (b)	14,689,000	14,951,867
Volkswagen Group of America Finance LLC (Germany)
5.40%, 3/20/2026 (b)	2,000,000	2,001,390
4.90%, 8/14/2026 (b)	40,897,000	41,029,740
5.70%, 9/12/2026 (b)	46,273,000	46,672,142
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobiles — continued
3.20%, 9/26/2026 (b)	5,000,000	4,976,523
6.00%, 11/16/2026 (b)	7,360,000	7,457,486
5.30%, 3/22/2027 (b)	4,928,000	4,996,212
4.95%, 3/25/2027 (b)	27,916,000	28,177,933
4.85%, 8/15/2027 (b)	1,957,000	1,977,411
4.45%, 9/11/2027 (b)	22,194,000	22,312,081
5.05%, 3/27/2028 (b)	5,250,000	5,335,351
4.55%, 9/11/2028 (b)	43,781,000	44,158,453
		898,530,380
Banks — 25.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (b) (c)	5,000,000	4,962,343
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	169,500,000	171,619,394
(SOFRINDX + 0.75%), 4.44%, 7/7/2028 (b) (c)	114,262,000	114,906,438
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (b) (c)	61,500,000	62,537,142
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	35,000,000	33,480,596
ANZ New Zealand Int'l Ltd. (New Zealand)
1.25%, 6/22/2026 (b)	3,555,000	3,526,002
4.00%, 1/22/2029 (b)	20,873,000	20,994,129
(SOFR + 0.61%), 4.29%, 1/22/2029 (b) (c) (d)	30,229,000	30,212,676
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.56%), 4.26%, 3/18/2026 (b) (c)	82,670,000	82,684,881
5.00%, 3/18/2026 (d)	2,000,000	2,000,803
Series A, 3.92%, 12/8/2028	47,469,000	47,705,984
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.15%, 3/3/2029	68,000,000	68,014,923
(SOFR + 0.88%), 4.57%, 3/3/2029 (c)	77,600,000	77,631,816
Banco Santander SA (Spain)
1.85%, 3/25/2026	45,452,000	45,387,856
5.29%, 8/18/2027	24,000,000	24,422,560
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	257

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	123,801,000	122,319,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (c)	30,000,000	30,511,178
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (c)	46,900,000	47,599,736
4.55%, 11/6/2030	69,200,000	69,752,658
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	15,241,000	15,232,422
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	92,673,000	92,605,754
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	8,624,000	8,546,582
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	53,867,000	53,798,936
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	41,342,000	40,805,247
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (c)	79,000,000	80,411,419
(SOFR + 1.11%), 4.62%, 5/9/2029 (c)	25,000,000	25,354,828
Bank of America NA 5.53%, 8/18/2026	3,000,000	3,018,375
Bank of Montreal (Canada)
1.25%, 9/15/2026 (d)	1,937,000	1,910,214
5.27%, 12/11/2026	500,000	505,306
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (c)	103,274,000	103,634,806
Series J, (SOFR + 0.53%), 4.10%, 12/15/2027 (c)	168,139,000	168,284,158
(SOFR + 0.62%), 4.31%, 1/13/2028 (c) (d)	143,180,000	143,448,762
(SOFRINDX + 0.75%), 4.06%, 9/22/2028 (c)	78,334,000	78,532,164
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (b)	62,500,000	63,728,499
Bank of Nova Scotia (The) (Canada)
1.05%, 3/2/2026	3,000,000	3,000,000
1.35%, 6/24/2026	8,577,000	8,508,835
1.30%, 9/15/2026	3,000,000	2,958,901
5.35%, 12/7/2026	6,696,000	6,774,232
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	66,856,000	67,291,090
(SOFR + 0.76%), 4.04%, 9/15/2028 (c)	53,078,000	53,154,450
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Series I, (SOFR + 0.76%), 4.46%, 9/15/2028 (c)	49,504,000	49,576,634
(SOFR + 0.73%), 4.25%, 2/2/2030 (c)	63,001,000	63,311,875
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (b)	111,402,000	112,163,410
5.09%, 1/23/2027 (b)	18,989,000	19,187,678
5.19%, 2/16/2028 (b)	3,806,000	3,892,179
(SOFR + 0.99%), 4.68%, 10/16/2028 (b) (c)	142,680,000	143,466,270
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	92,223,000	92,520,041
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	67,809,000	68,675,239
(SOFR + 1.49%), 5.67%, 3/12/2028 (c)	7,822,000	7,945,708
(SOFR + 1.34%), 4.84%, 9/10/2028 (c)	36,113,000	36,496,327
(SOFR + 0.93%), 4.22%, 5/24/2030 (c)	48,514,000	48,524,607
BNP Paribas SA (France)
(SOFR + 0.91%), 1.68%, 6/30/2027 (b) (c)	8,603,000	8,536,775
4.40%, 8/14/2028 (b)	7,006,000	7,051,894
(SOFR + 1.45%), 4.79%, 5/9/2029 (b) (c)	145,310,000	147,153,849
BPCE SA (France)
5.20%, 1/18/2027 (b)	7,177,000	7,262,549
4.75%, 7/19/2027 (b)	5,330,000	5,392,304
3.50%, 10/23/2027 (b)	6,900,000	6,850,143
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	65,476,000	66,406,168
(SOFR + 2.70%), 6.21%, 1/18/2029 (b) (c)	45,207,000	46,927,729
(SOFR + 1.14%), 4.63%, 7/3/2029 (b) (c)	93,694,000	94,822,532
Canadian Imperial Bank of Commerce (Canada)
1.25%, 6/22/2026 (d)	3,000,000	2,974,856
5.93%, 10/2/2026	13,413,000	13,568,240
(SOFR + 0.93%), 4.51%, 9/11/2027 (c)	118,512,000	118,866,583
(SOFR + 0.72%), 4.86%, 1/13/2028 (c)	143,500,000	144,503,694
(SOFR + 0.80%), 4.50%, 9/8/2028 (c)	88,039,000	88,268,694
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (c)	58,225,000	58,616,192
Citibank NA
4.93%, 8/6/2026	20,508,000	20,585,696
4.58%, 5/29/2027	58,400,000	58,913,385
(SOFR + 0.71%), 4.88%, 11/19/2027 (c)	153,950,000	155,018,304
Citigroup, Inc.
3.20%, 10/21/2026	19,919,000	19,837,273
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	27,700,000	27,504,634
(SOFR + 1.14%), 4.64%, 5/7/2028 (c)	80,652,000	81,213,199
Citizens Bank NA (SOFR + 2.00%), 4.58%, 8/9/2028 (c)	7,500,000	7,562,323
Commonwealth Bank of Australia (Australia)
(SOFR + 0.75%), 4.45%, 3/13/2026 (b) (c)	2,766,000	2,766,664
5.32%, 3/13/2026 (d)	2,000,000	1,999,827
2.63%, 9/6/2026 (b)	3,000,000	2,980,410
4.58%, 11/27/2026	45,001,000	45,276,619
Cooperatieve Rabobank UA (Netherlands)
4.33%, 8/28/2026 (d)	2,000,000	2,004,342
5.50%, 10/5/2026	2,000,000	2,019,136
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	60,578,000	59,659,639
Credit Agricole SA (France)
5.59%, 7/5/2026 (b)	49,357,000	49,632,047
(SOFR + 1.21%), 4.63%, 9/11/2028 (b) (c)	39,624,000	39,962,286
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	76,000,000	77,590,477
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.55%, 9/10/2027 (b) (c)	55,432,000	54,770,856
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (b) (c)	16,965,000	17,215,590
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (b) (c)	16,500,000	16,561,004
4.38%, 6/12/2028 (b)	685,000	691,429
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.72%), 1.54%, 5/25/2027 (b) (c)	42,394,000	42,148,445
Fifth Third Bancorp
2.55%, 5/5/2027	6,723,000	6,620,343
(SOFR + 0.69%), 1.71%, 11/1/2027 (c)	31,398,000	30,931,176
Fifth Third Bank NA 2.25%, 2/1/2027 (d)	5,296,000	5,220,899
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	13,538,000	13,461,678
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	53,564,000	54,019,454
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	5,250,000	5,252,659
(SOFR + 1.06%), 5.60%, 5/17/2028 (c)	242,000	246,426
(SOFR + 1.04%), 5.13%, 11/19/2028 (c)	32,556,000	33,146,708
HSBC USA, Inc. 4.65%, 6/3/2028	37,811,000	38,448,524
ING Groep NV (Netherlands)
3.95%, 3/29/2027	26,749,000	26,773,945
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	9,455,000	9,437,087
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	64,164,000	64,858,650
(SOFR + 1.01%), 4.86%, 3/25/2029 (c)	34,479,000	35,078,211
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	5,436,000	5,434,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	19,103,000	19,011,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	47,899,000	48,305,433
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	94,932,000	96,101,914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (c)	28,470,000	28,995,934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (c)	45,590,000	46,361,602
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	259

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (c)	17,123,000	17,202,249
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (c)	35,078,000	35,647,852
Manufacturers & Traders Trust Co. (SOFR + 0.95%), 4.76%, 7/6/2028 (c)	47,184,000	47,631,490
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	131,842,000	130,627,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	46,855,000	46,212,650
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (b) (d)	45,652,000	45,615,921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	36,285,000	36,069,633
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (c)	35,751,000	35,456,652
Morgan Stanley Bank NA
4.75%, 4/21/2026	2,000,000	2,000,276
5.88%, 10/30/2026	8,121,000	8,219,136
(SOFR + 0.68%), 4.45%, 10/15/2027 (c)	11,019,000	11,058,525
(SOFR + 1.08%), 4.95%, 1/14/2028 (c)	22,062,000	22,250,468
(SOFR + 0.93%), 4.97%, 7/14/2028 (c)	25,973,000	26,305,658
(SOFR + 0.91%), 5.02%, 1/12/2029 (c)	53,306,000	54,332,970
Morgan Stanley Private Bank NA
(SOFR + 0.78%), 4.20%, 11/17/2028 (c)	56,310,000	56,519,501
(SOFR + 0.76%), 4.21%, 2/8/2030 (c)	38,940,000	39,125,197
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (c)	151,795,000	151,797,682
(SOFRINDX + 0.90%), 4.59%, 3/25/2027 (c)	117,076,000	117,113,291
(SOFR + 1.04%), 5.60%, 7/2/2027 (c)	59,522,000	59,837,983
(SOFRINDX + 0.76%), 4.17%, 1/20/2029 (c)	61,853,000	62,075,788
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 0.77%), 4.44%, 1/20/2029 (c)	39,503,000	39,548,033
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	123,464,000	123,464,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	77,862,000	77,337,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (c)	48,926,000	49,702,861
(SOFR + 1.10%), 4.77%, 5/23/2029 (c)	38,998,000	39,248,757
NatWest Markets plc (United Kingdom) 4.17%, 11/6/2028 (b)	75,302,000	75,568,785
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (b)	107,423,000	105,967,929
5.38%, 9/22/2027 (b) (d)	15,016,000	15,369,046
PNC Bank NA
(SOFR + 0.63%), 4.54%, 5/13/2027 (c)	5,225,000	5,230,632
(SOFR + 0.73%), 4.43%, 7/21/2028 (c)	10,682,000	10,756,010
PNC Financial Services Group, Inc. (The)
(SOFR + 0.80%), 5.10%, 7/23/2027 (c)	18,650,000	18,729,912
(SOFRINDX + 1.73%), 6.62%, 10/20/2027 (c)	82,343,000	83,706,633
Royal Bank of Canada (Canada)
1.20%, 4/27/2026 (d)	24,788,000	24,684,136
5.20%, 7/20/2026	2,000,000	2,009,735
(SOFRINDX + 0.46%), 4.14%, 8/3/2026 (c)	182,918,000	183,106,184
4.88%, 1/19/2027	43,506,000	43,897,344
(SOFR + 0.79%), 5.07%, 7/23/2027 (c)	88,296,000	88,684,042
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (c) (d)	54,230,000	54,483,923
(SOFR + 0.83%), 4.97%, 1/24/2029 (c)	92,000,000	93,857,147
Santander Holdings USA, Inc. 3.24%, 10/5/2026	30,000,000	29,848,850
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	12,300,000	12,214,670
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	6,328,000	6,243,485
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (c)	34,751,000	34,871,730
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (b) (d)	3,000,000	2,959,366
Societe Generale SA (France)
(SOFR + 1.10%), 4.77%, 2/19/2027 (b) (c)	31,038,000	31,168,980
5.25%, 2/19/2027 (b)	96,088,000	97,155,948
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	27,976,000	27,802,864
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (b) (c)	106,985,000	108,311,011
(SOFR + 1.10%), 4.45%, 4/12/2030 (b) (c) (d)	73,200,000	73,532,758
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.34%, 10/8/2026 (c)	3,900,000	3,906,567
4.85%, 12/3/2027	68,066,000	69,234,203
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (b)	24,807,000	24,789,945
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (b) (c)	59,627,000	60,048,229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (b) (c)	35,509,000	36,365,122
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	30,709,000	31,281,364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (c)	31,336,000	33,161,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (b) (c)	35,583,000	36,512,428
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.30%, 1/13/2030 (b) (c)	19,736,000	19,760,078
(SOFR + 0.92%), 4.61%, 1/13/2030 (b) (c)	34,179,000	34,219,331
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.63%, 7/14/2026	63,680,000	63,393,689
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
1.40%, 9/17/2026	92,062,000	90,869,780
3.01%, 10/19/2026	13,610,000	13,539,877
4.11%, 1/15/2029	24,012,000	24,115,020
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (b)	38,071,000	38,083,082
5.65%, 9/14/2026 (b)	5,000,000	5,044,383
5.20%, 3/7/2027 (b)	14,107,000	14,297,637
4.45%, 9/10/2027 (b)	43,800,000	44,255,523
(SOFR + 0.75%), 4.44%, 9/11/2028 (b) (c)	30,397,000	30,511,381
Svenska Handelsbanken AB (Sweden)
5.25%, 6/15/2026 (b)	107,095,000	107,498,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (b) (c)	110,355,000	109,583,765
Swedbank AB (Sweden) 6.14%, 9/12/2026 (b)	36,878,000	37,315,848
Toronto-Dominion Bank (The) (Canada)
1.20%, 6/3/2026	9,406,000	9,339,534
5.53%, 7/17/2026	33,683,000	33,882,293
5.26%, 12/11/2026	1,845,000	1,865,470
4.57%, 12/17/2026	41,342,000	41,574,403
3.91%, 1/13/2028	84,773,000	84,878,157
Series F, (SOFR + 0.58%), 4.27%, 1/13/2028 (c)	121,124,000	121,231,800
4.11%, 10/13/2028	68,194,000	68,511,387
Truist Bank
(SOFR + 0.59%), 4.67%, 5/20/2027 (c)	165,337,000	165,563,417
(SOFR + 0.77%), 4.42%, 7/24/2028 (c)	83,106,000	83,624,486
Series I, (SOFR + 0.66%), 4.14%, 1/27/2029 (c)	39,359,000	39,452,386
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	23,597,000	23,597,000
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	109,791,000	110,339,567
US Bancorp Series V, 2.38%, 7/22/2026	2,000,000	1,989,507
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (c)	121,301,000	121,804,685
(SOFR + 0.91%), 4.73%, 5/15/2028 (c)	53,930,000	54,465,633
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	261

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
3.00%, 10/23/2026	4,888,000	4,858,860
(SOFR + 0.78%), 4.46%, 1/24/2028 (c)	11,739,000	11,769,287
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (c)	61,445,000	61,929,661
(SOFR + 0.74%), 4.18%, 1/23/2030 (c)	23,863,000	23,947,560
Westpac Banking Corp. (Australia)
5.20%, 4/16/2026	2,000,000	2,003,229
2.85%, 5/13/2026	13,463,000	13,435,432
1.15%, 6/3/2026	5,976,000	5,936,398
4.60%, 10/20/2026 (d)	40,646,000	40,866,955
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (b) (d)	46,362,000	46,949,638
4.90%, 2/15/2028 (b)	29,500,000	30,120,637
4.13%, 1/29/2029 (b)	22,594,000	22,742,507
		9,617,387,680
Beverages — 0.4%
Constellation Brands, Inc. 3.70%, 12/6/2026	3,441,000	3,434,549
Molson Coors Beverage Co. 3.00%, 7/15/2026	163,380,000	162,692,402
		166,126,951
Biotechnology — 1.0%
AbbVie, Inc.
3.20%, 5/14/2026	84,349,000	84,234,527
2.95%, 11/21/2026	198,680,000	197,418,169
3.78%, 3/3/2028	54,721,000	54,793,436
(SOFRINDX + 0.48%), 4.17%, 3/3/2028 (c)	18,083,000	18,119,889
Amgen, Inc. 2.60%, 8/19/2026	14,631,000	14,544,836
		369,110,857
Broadline Retail — 0.1%
eBay, Inc. 4.25%, 3/6/2029	41,846,000	42,126,881
Building Products — 0.1%
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	29,659,511
Capital Markets — 4.5%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,723,000	2,708,866
Bank of New York Mellon (The) (SOFR + 0.69%), 4.59%, 4/20/2027 (c)	2,000,000	2,001,368
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.95%, 4/26/2027 (c)	44,897,000	44,969,470
(SOFR + 0.63%), 4.03%, 1/22/2030 (c)	13,992,000	14,015,219
Charles Schwab Corp. (The)
1.15%, 5/13/2026	4,770,000	4,744,224
5.88%, 8/24/2026	3,000,000	3,023,968
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	10,034,000	10,147,453
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	181,568,000	179,362,586
Goldman Sachs Bank USA
(SOFR + 0.77%), 4.47%, 3/18/2027 (c)	75,019,000	75,033,779
(SOFR + 0.78%), 5.28%, 3/18/2027 (c)	40,688,000	40,711,062
(SOFR + 0.75%), 5.41%, 5/21/2027 (c)	35,596,000	35,703,679
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027	39,500,000	39,485,755
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	67,228,000	67,186,948
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	41,672,000	41,124,269
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	6,213,000	6,129,369
(SOFR + 1.32%), 4.94%, 4/23/2028 (c)	65,350,000	65,967,153
(SOFR + 0.71%), 4.15%, 1/21/2029 (c)	96,860,000	96,900,118
(SOFR + 0.71%), 4.38%, 1/21/2029 (c)	60,674,000	60,685,531
Jefferies Financial Group, Inc. 4.50%, 9/15/2026	26,080,000	26,085,691
Macquarie Bank Ltd. (Australia)
5.39%, 12/7/2026 (b)	17,507,000	17,727,024
4.33%, 6/12/2028 (b)	37,964,000	38,430,031
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (b) (c)	5,110,000	5,043,079
(SOFR + 2.13%), 4.10%, 6/21/2028 (b) (c)	4,160,000	4,161,479
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.22%, 10/9/2026 (b) (c)	109,561,000	109,680,520
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	15,580,000	15,514,364
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	53,318,000	52,823,166
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	13,071,000	12,897,044
(SOFR + 0.80%), 4.24%, 1/9/2030 (c)	58,320,000	58,524,029
(SOFR + 0.80%), 4.48%, 1/9/2030 (c)	96,774,000	96,483,678
Nasdaq, Inc. 3.85%, 6/30/2026	11,791,000	11,788,116
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,809,074
State Street Corp. 5.27%, 8/3/2026	3,000,000	3,013,004
UBS AG (Switzerland)
1.25%, 6/1/2026	2,000,000	1,986,540
1.25%, 8/7/2026	2,620,000	2,590,820
(SOFR + 0.50%), 4.16%, 5/17/2027 (c)	84,643,000	84,706,482
UBS Group AG (Switzerland)
4.13%, 4/15/2026 (b)	32,378,000	32,385,712
4.55%, 4/17/2026	3,199,000	3,201,017
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	23,616,000	23,678,090
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (c)	39,236,000	38,796,749
4.28%, 1/9/2028 (b)	2,608,000	2,614,615
4.25%, 3/23/2028 (b)	11,360,000	11,394,517
(SOFR + 0.84%), 4.15%, 12/23/2029 (b) (c)	60,161,000	60,192,786
(SOFR + 0.84%), 4.21%, 4/10/2030 (b) (c)	107,142,000	107,332,593
		1,673,761,037
Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (b)	8,320,000	8,288,913
Ecolab, Inc.
2.70%, 11/1/2026	2,172,000	2,158,164
4.30%, 6/15/2028	1,571,000	1,589,435
EIDP, Inc. 4.50%, 5/15/2026	2,000,000	2,000,490
Mosaic Co. (The) 4.35%, 1/15/2029	29,035,000	29,278,565
PPG Industries, Inc. 1.20%, 3/15/2026	770,000	769,092
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	33,073,000	32,908,990
Westlake Corp. 3.60%, 8/15/2026 (d)	77,307,000	77,151,569
		154,145,218
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (b)	95,885,000	96,345,296
5.64%, 3/13/2027 (b)	88,835,000	90,128,940
		186,474,236
Consumer Finance — 6.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	108,577,000	107,526,216
6.10%, 1/15/2027	32,293,000	32,840,818
3.65%, 7/21/2027	20,917,000	20,840,940
4.63%, 10/15/2027	5,000,000	5,046,221
3.88%, 1/23/2028	3,447,000	3,439,930
4.88%, 4/1/2028	66,211,000	67,321,610
5.75%, 6/6/2028	4,862,000	5,035,158
4.13%, 2/28/2029	49,122,000	49,147,691
American Express Co.
3.13%, 5/20/2026	2,976,000	2,971,396
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (c)	85,628,000	85,817,407
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	42,368,000	42,803,410
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	26,600,000	27,015,695
(SOFR + 0.58%), 4.01%, 2/9/2029 (c)	73,470,000	73,689,197
(SOFR + 0.59%), 4.27%, 2/9/2029 (c)	70,665,000	70,655,107
American Honda Finance Corp.
(SOFR + 0.62%), 4.32%, 12/11/2026 (c)	112,725,000	113,003,825
(SOFR + 0.75%), 4.44%, 1/15/2027 (c)	111,290,000	111,733,052
(SOFR + 0.87%), 4.56%, 7/9/2027 (c)	42,312,000	42,554,081
(SOFR + 0.73%), 4.41%, 8/13/2027 (c)	71,499,000	71,813,596
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (b)	53,310,000	53,286,011
4.38%, 5/1/2026 (b)	15,428,000	15,432,011
2.53%, 11/18/2027 (b)	17,303,000	16,811,249
4.95%, 1/15/2028 (b)	48,876,000	49,527,028
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	263

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.20%, 4/15/2029 (b)	52,820,000	52,677,914
Capital One Financial Corp.
(SOFR + 2.44%), 7.15%, 10/29/2027 (c)	44,923,000	45,814,152
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	228,997,000	225,417,781
3.80%, 1/31/2028	15,000,000	14,957,383
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	5,250,000	5,301,792
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	36,349,000	36,511,422
(SOFR + 0.40%), 4.09%, 1/10/2028 (c)	143,008,000	143,216,180
(SOFR + 0.64%), 4.30%, 8/15/2028 (c)	160,000,000	160,904,288
General Motors Financial Co., Inc.
5.40%, 4/6/2026	3,250,000	3,253,501
5.05%, 4/4/2028	1,042,000	1,062,337
4.20%, 10/27/2028	32,000,000	32,122,221
John Deere Capital Corp.
Series I, (SOFR + 0.40%), 4.08%, 1/7/2028 (c) (d)	55,442,000	55,522,334
(SOFR + 0.58%), 4.27%, 9/11/2028 (c) (d)	86,580,000	86,884,762
Toyota Motor Credit Corp.
(SOFR + 0.77%), 4.45%, 8/7/2026 (c)	33,926,000	34,017,261
4.50%, 5/14/2027	41,451,000	41,852,149
(SOFR + 0.60%), 4.27%, 7/21/2027 (c)	48,647,000	48,656,881
(SOFR + 0.50%), 4.16%, 8/25/2027 (c)	93,716,000	93,868,153
5.45%, 11/10/2027	13,162,000	13,548,712
4.05%, 9/5/2028	37,617,000	37,925,155
(SOFR + 0.72%), 4.42%, 9/5/2028 (c)	100,000,000	100,793,870
		2,302,619,897
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada) 4.15%, 9/29/2028 (b)	73,008,000	73,418,712
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	7,119,376
		80,538,088
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	29,463,000	30,006,394
Sonoco Products Co. 4.45%, 9/1/2026	37,666,000	37,738,506
		67,744,900
Diversified REITs — 0.0% ^
WP Carey, Inc. 4.25%, 10/1/2026	10,032,000	10,035,510
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
7.13%, 3/15/2026	9,695,000	9,703,586
1.70%, 3/25/2026	110,605,000	110,441,999
2.95%, 7/15/2026	3,000,000	2,988,177
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (b)	1,638,000	1,634,246
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (b)	13,656,000	13,686,461
Orange SA (France) 4.00%, 1/13/2029 (b)	45,065,000	45,205,162
		183,659,631
Electric Utilities — 1.7%
Arizona Public Service Co. 2.55%, 9/15/2026	5,713,000	5,666,786
Centerpoint Energy Restoration Bond Co. III LLC Series a-1, 3.90%, 12/15/2030	7,510,000	7,522,174
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (b)	3,000,000	2,955,572
DTE Electric Co. 4.25%, 5/14/2027	6,399,000	6,443,018
Duke Energy Corp.
2.65%, 9/1/2026	18,740,000	18,616,716
4.85%, 1/5/2027	76,842,000	77,449,968
Enel Finance International NV (Italy)
1.63%, 7/12/2026 (b) (e)	26,609,000	26,363,681
3.63%, 5/25/2027 (b)	11,225,000	11,193,902
2.13%, 7/12/2028 (b) (e)	5,000,000	4,785,344
4.13%, 9/30/2028 (b)	39,015,000	39,098,004
Entergy Corp. 2.95%, 9/1/2026	6,294,000	6,261,037
Eversource Energy
3.35%, 3/15/2026	2,000,000	1,998,700
5.00%, 1/1/2027	12,766,000	12,880,378
Exelon Corp. 3.40%, 4/15/2026	6,956,000	6,950,294
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	77,528,000	76,829,800
Georgia Power Co. 4.00%, 10/1/2028	42,226,000	42,466,276
ITC Holdings Corp. 3.25%, 6/30/2026	1,165,000	1,161,222
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co. 4.15%, 1/15/2029 (b)	20,000,000	20,083,263
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 (d)	42,529,000	41,807,709
4.69%, 9/1/2027	25,107,000	25,391,705
4.85%, 2/4/2028	46,322,000	47,175,856
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (b)	35,870,000	36,124,665
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,308,000	2,303,315
Southern Co. (The) 3.25%, 7/1/2026	80,438,000	80,263,999
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	1,562,000	1,560,243
Series K, 2.75%, 10/1/2026	2,460,000	2,440,451
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	11,972,000	11,928,506
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	21,910,016	22,024,555
Wisconsin Electric Power Co. 3.95%, 3/1/2029	16,224,000	16,271,066
		656,018,205
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. 3.80%, 11/15/2027	44,117,000	44,191,088
Jabil, Inc. 1.70%, 4/15/2026	300,000	299,037
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,828,007
Teledyne Technologies, Inc. 1.60%, 4/1/2026	21,077,000	21,030,722
		68,348,854
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	11,117,000	11,121,904
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,976,335
		14,098,239
Financial Services — 1.8%
Equitable America Global Funding
4.65%, 6/9/2028 (b)	17,655,000	17,856,554
4.30%, 12/15/2028 (b)	31,963,000	32,124,950
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	26,081,000	26,081,000
Global Payments, Inc.
1.20%, 3/1/2026	50,798,000	50,798,000
4.80%, 4/1/2026	25,199,000	25,208,600
4.45%, 6/1/2028	4,135,000	4,145,362
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
LSEG Finance plc (United Kingdom) 1.38%, 4/6/2026 (b)	9,889,000	9,864,518
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026	1,651,000	1,637,277
(SOFR + 0.58%), 4.25%, 11/22/2026 (c) (d)	137,446,000	137,816,083
Series D, (SOFRINDX + 0.43%), 4.11%, 8/9/2027 (c)	29,346,000	29,375,904
Series D, 4.15%, 8/25/2028	69,986,000	70,476,679
Series D, 4.05%, 2/9/2029	33,172,000	33,333,381
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (b)	1,458,000	1,436,851
(SOFR + 1.91%), 6.56%, 10/18/2027 (b) (c)	21,543,000	21,884,426
NTT Finance Corp. (Japan)
1.16%, 4/3/2026 (b)	85,647,000	85,450,569
4.57%, 7/16/2027 (b)	27,026,000	27,271,164
1.59%, 4/3/2028 (b)	11,350,000	10,827,304
4.62%, 7/16/2028 (b)	36,760,000	37,315,344
4.88%, 7/16/2030 (b)	10,657,000	10,933,267
Shell International Finance BV 2.88%, 5/10/2026	2,000,000	1,996,210
Visa, Inc. 3.80%, 2/12/2029	31,595,000	31,752,931
Woodside Finance Ltd. (Australia) 3.70%, 9/15/2026 (b)	7,070,000	7,050,690
		674,637,064
Food Products — 0.4%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	10,150,000	10,088,909
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	39,335,000	39,223,748
4.90%, 4/21/2027	41,068,000	41,504,840
Conagra Brands, Inc. 7.13%, 10/1/2026	3,000,000	3,049,273
Danone SA (France) 2.95%, 11/2/2026 (b)	10,041,000	9,971,248
General Mills, Inc. 4.70%, 1/30/2027	7,335,000	7,379,943
Mars, Inc. 4.45%, 3/1/2027 (b)	18,021,000	18,168,355
Mondelez International Holdings Netherlands BV 1.25%, 9/24/2026 (b)	13,305,000	13,094,185
		142,480,501
Ground Transportation — 0.6%
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	2,000,000	2,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	265

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,243,897
ERAC USA Finance LLC 3.30%, 12/1/2026 (b)	58,891,000	58,624,055
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,050,000	8,050,000
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	106,844,000	107,096,710
1.70%, 6/15/2026 (b)	8,153,000	8,097,639
3.40%, 11/15/2026 (b)	14,293,000	14,217,297
5.35%, 1/12/2027 (b)	32,079,000	32,402,865
6.05%, 8/1/2028 (b)	385,000	401,352
		233,133,815
Health Care Equipment & Supplies — 0.4%
Stryker Corp. 4.55%, 2/10/2027	57,958,000	58,397,208
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	81,123,000	81,727,953
		140,125,161
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.
4.70%, 11/15/2026	33,465,000	33,661,001
3.41%, 6/15/2027	37,784,000	37,559,292
Cencora, Inc.
4.63%, 12/15/2027	10,254,000	10,382,242
3.95%, 2/13/2029	23,310,000	23,319,895
Cigna Group (The) 1.25%, 3/15/2026	2,663,000	2,659,979
Elevance Health, Inc. 1.50%, 3/15/2026	8,955,000	8,945,999
HCA, Inc.
5.25%, 6/15/2026	98,861,000	98,926,317
5.00%, 3/1/2028	19,629,000	20,035,515
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	1,809,000	1,797,179
Quest Diagnostics, Inc. 3.45%, 6/1/2026	18,007,000	17,984,055
		255,271,474
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	30,305,000	30,283,905
Healthpeak OP LLC
3.25%, 7/15/2026	34,197,000	34,100,051
1.35%, 2/1/2027	29,147,000	28,480,959
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
Ventas Realty LP 3.25%, 10/15/2026	21,758,000	21,651,671
Welltower OP LLC 4.25%, 4/1/2026	30,224,000	30,217,591
		144,734,177
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants, Inc.
3.85%, 5/1/2027	10,250,000	10,231,446
4.35%, 10/15/2027	31,860,000	32,078,301
Marriott International, Inc. 5.45%, 9/15/2026	44,438,000	44,718,226
Starbucks Corp. 2.45%, 6/15/2026	4,100,000	4,082,342
		91,110,315
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (b)	25,070,000	24,822,772
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
3.90%, 1/8/2028	32,644,000	32,657,724
(SOFR + 0.60%), 4.29%, 1/8/2028 (c)	22,185,000	22,224,769
		54,882,493
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,983,646
Insurance — 7.9%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (b)	73,400,000	74,424,213
Athene Global Funding
(SOFRINDX + 0.85%), 4.53%, 5/8/2026 (b) (c)	12,860,000	12,872,166
(SOFR + 0.68%), 4.36%, 8/10/2026 (b) (c)	28,252,000	28,282,539
4.86%, 8/27/2026 (b)	223,572,000	224,382,015
2.95%, 11/12/2026 (b) (d)	1,900,000	1,884,865
4.95%, 1/7/2027 (b)	108,158,000	108,932,372
3.21%, 3/8/2027 (b) (d)	6,896,000	6,813,927
5.52%, 3/25/2027 (b)	5,250,000	5,327,290
Brighthouse Financial Global Funding
1.55%, 5/24/2026 (b)	3,406,000	3,381,614
5.55%, 4/9/2027 (b)	63,367,000	64,064,256
2.00%, 6/28/2028 (b)	1,478,000	1,389,890
CNO Global Funding
5.88%, 6/4/2027 (b)	10,333,000	10,534,272
4.88%, 12/10/2027 (b)	33,847,000	34,173,202
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
4.38%, 9/8/2028 (b)	37,199,000	37,254,606
4.95%, 9/9/2029 (b)	17,617,000	17,932,716
Corebridge Global Funding
5.35%, 6/24/2026 (b)	109,306,000	109,779,833
5.75%, 7/2/2026 (b) (d)	64,606,000	64,982,771
4.65%, 8/20/2027 (b)	109,494,000	110,517,814
4.25%, 8/21/2028 (b)	21,973,000	22,041,007
(SOFR + 0.86%), 4.56%, 12/15/2028 (b) (c)	45,162,000	45,139,569
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (b)	1,471,000	1,456,627
4.60%, 4/1/2027 (b)	152,660,000	153,757,494
4.88%, 11/19/2027 (b)	70,402,000	71,498,003
F&G Global Funding
2.30%, 4/11/2027 (b)	18,101,000	17,726,339
4.65%, 9/8/2028 (b)	22,862,000	22,791,647
(SOFR + 1.33%), 5.03%, 9/8/2028 (b) (c)	65,911,000	66,266,023
4.50%, 1/9/2029 (b)	46,093,000	45,726,134
Fidelity National Financial, Inc. 4.50%, 8/15/2028	10,230,000	10,305,495
Guardian Life Global Funding 4.07%, 9/5/2028 (b)	71,279,000	71,560,819
Jackson National Life Global Funding
5.60%, 4/10/2026 (b)	18,676,000	18,708,163
3.05%, 4/29/2026 (b)	7,346,000	7,332,540
4.90%, 1/13/2027 (b)	1,000,000	1,007,285
(SOFR + 0.89%), 4.59%, 6/9/2027 (b) (c)	92,896,000	93,090,066
5.55%, 7/2/2027 (b)	46,967,000	47,816,368
(SOFR + 0.95%), 4.65%, 9/12/2028 (b) (c)	87,710,000	87,962,897
Lincoln Financial Global Funding 4.20%, 1/12/2029 (b)	24,056,000	23,990,862
MassMutual Global Funding II
4.50%, 4/10/2026 (b)	2,000,000	2,001,169
(SOFR + 0.68%), 4.36%, 8/1/2028 (b) (c)	104,772,000	104,939,061
4.00%, 1/22/2029 (b)	21,136,000	21,178,382
(SOFR + 0.66%), 4.34%, 1/22/2029 (b) (c)	46,550,000	46,601,518
Met Tower Global Funding 4.85%, 1/16/2027 (b) (d)	21,292,000	21,467,431
Metropolitan Life Global Funding I
5.05%, 6/11/2027 (b) (d)	6,823,000	6,930,671
4.15%, 8/25/2028 (b)	17,493,000	17,624,282
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
(SOFR + 0.70%), 4.37%, 8/25/2028 (b) (c)	63,788,000	64,002,570
Mutual of Omaha Cos. Global Funding 5.35%, 4/9/2027 (b)	13,008,000	13,184,839
New York Life Global Funding
5.45%, 9/18/2026 (b) (d)	2,000,000	2,017,206
(SOFR + 0.67%), 4.36%, 4/2/2027 (b) (c)	9,017,000	9,057,576
(SOFR + 0.55%), 4.25%, 6/11/2027 (b) (c)	86,073,000	86,269,844
4.40%, 12/13/2027 (b)	115,001,000	116,340,039
(SOFR + 0.66%), 4.34%, 7/25/2028 (b) (c)	85,696,000	85,994,081
4.05%, 2/2/2029 (b)	64,260,000	64,615,497
(SOFR + 0.57%), 4.25%, 2/2/2029 (b) (c)	55,309,000	55,269,288
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	4,257,000	4,065,378
(SOFR + 0.66%), 4.33%, 8/25/2028 (b) (c)	66,133,000	66,231,679
Pacific Life Global Funding II
(SOFR + 0.48%), 4.16%, 2/4/2027 (b) (c)	14,274,000	14,292,375
4.45%, 5/1/2028 (b)	27,004,000	27,291,357
(SOFR + 0.75%), 4.44%, 7/10/2028 (b) (c)	146,618,000	147,115,674
4.38%, 2/3/2031 (b) (d)	33,718,000	34,117,269
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	3,000,000	3,023,061
Principal Financial Group, Inc. 3.10%, 11/15/2026	500,000	496,949
Principal Life Global Funding II
1.50%, 11/17/2026 (b)	2,052,000	2,018,139
5.00%, 1/16/2027 (b)	8,349,000	8,433,365
4.60%, 8/19/2027 (b)	33,437,000	33,768,235
(SOFR + 0.81%), 4.47%, 8/18/2028 (b) (c)	53,224,000	53,250,420
5.10%, 1/25/2029 (b)	66,821,000	68,510,724
Protective Life Global Funding
1.30%, 9/20/2026 (b)	4,003,000	3,945,837
4.99%, 1/12/2027 (b) (d)	18,117,000	18,293,241
Western-Southern Global Funding 4.50%, 7/16/2028 (b)	53,528,000	53,992,023
		2,981,446,879
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	73,085,000	72,079,199
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	267

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — 0.3%
CNH Industrial Capital LLC 1.45%, 7/15/2026	11,650,000	11,532,061
Daimler Truck Finance North America LLC (Germany)
2.00%, 12/14/2026 (b)	17,100,000	16,858,127
5.00%, 1/15/2027 (b)	17,392,000	17,564,830
3.65%, 4/7/2027 (b)	1,825,000	1,820,445
4.95%, 1/13/2028 (b)	19,373,000	19,704,283
4.15%, 1/12/2029 (b)	31,141,000	31,227,512
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	12,458,000	12,458,000
		111,165,258
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (b)	2,735,000	2,721,705
Omnicom Group, Inc. 3.60%, 4/15/2026	16,335,000	16,332,194
		19,053,899
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
4.75%, 4/10/2027 (b)	8,121,000	8,179,390
4.50%, 3/15/2028 (b)	7,504,000	7,553,976
Glencore Funding LLC (Australia)
1.63%, 4/27/2026 (b)	1,500,000	1,494,221
(SOFRINDX + 0.75%), 4.44%, 10/1/2026 (b) (c)	6,842,000	6,855,862
4.00%, 3/27/2027 (b)	4,841,000	4,842,286
5.34%, 4/4/2027 (b)	1,278,000	1,296,458
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	7,153,000	7,208,797
4.50%, 3/14/2028	3,547,000	3,597,004
		41,027,994
Multi-Utilities — 0.6%
CMS Energy Corp. 3.00%, 5/15/2026	11,796,000	11,769,049
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	12,036,000	11,999,406
Series D, 2.85%, 8/15/2026	31,436,000	31,279,502
DTE Energy Co.
2.85%, 10/1/2026	121,995,000	121,215,812
4.88%, 6/1/2028	23,644,000	24,099,346
WEC Energy Group, Inc. 4.75%, 1/15/2028	13,776,000	13,985,672
		214,348,787
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Office REITs — 0.0% ^
Boston Properties LP 6.75%, 12/1/2027	5,000,000	5,217,428
Oil, Gas & Consumable Fuels — 1.0%
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	30,860,000	30,436,595
5.90%, 11/15/2026	126,689,000	128,225,919
4.60%, 6/20/2028	14,123,000	14,312,753
Enterprise Products Operating LLC
4.60%, 1/11/2027	57,201,000	57,573,199
4.30%, 6/20/2028	11,778,000	11,903,793
MPLX LP
1.75%, 3/1/2026	21,387,000	21,387,000
4.13%, 3/1/2027	9,517,000	9,522,672
Northwest Pipeline LLC 4.00%, 4/1/2027	8,833,000	8,836,290
ONEOK, Inc. 4.25%, 9/24/2027	71,029,000	71,368,757
Phillips 66 Co. 3.55%, 10/1/2026	7,656,000	7,636,592
		361,203,570
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC
0.95%, 5/15/2026 (b)	6,897,000	6,855,298
4.40%, 6/30/2028 (b)	2,544,000	2,574,935
		9,430,233
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	2,000,000	1,987,142
Roche Holdings, Inc. 5.27%, 11/13/2026 (b)	500,000	504,444
Zoetis, Inc. 4.15%, 8/17/2028	73,930,000	74,492,686
		76,984,272
Residential REITs — 0.2%
AvalonBay Communities, Inc.
2.95%, 5/11/2026	7,112,000	7,098,123
4.35%, 12/1/2030	44,000,000	44,434,891
Essex Portfolio LP 3.38%, 4/15/2026	4,489,000	4,483,799
Mid-America Apartments LP 1.10%, 9/15/2026	7,072,000	6,961,143
UDR, Inc. 2.95%, 9/1/2026	11,118,000	11,058,825
		74,036,781
Retail REITs — 0.5%
Brixmor Operating Partnership LP
4.13%, 6/15/2026	98,710,000	98,686,298
3.90%, 3/15/2027	8,192,000	8,181,138
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
Kimco Realty OP LLC
3.25%, 8/15/2026	2,645,000	2,635,598
2.80%, 10/1/2026	27,823,000	27,642,941
Realty Income Corp.
4.88%, 6/1/2026	5,562,000	5,563,292
4.13%, 10/15/2026	24,513,000	24,535,630
3.95%, 2/1/2029	38,837,000	38,922,035
		206,166,932
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026 (d)	17,233,000	17,281,545
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,995,520
Broadcom, Inc.
3.46%, 9/15/2026	40,286,000	40,203,513
4.80%, 4/15/2028	48,284,000	49,274,831
Microchip Technology, Inc. 4.90%, 3/15/2028	5,000,000	5,082,733
NXP BV (Netherlands)
3.88%, 6/18/2026	23,643,000	23,611,791
4.30%, 8/19/2028	29,250,000	29,445,732
		166,895,665
Software — 0.4%
Oracle Corp.
1.65%, 3/25/2026	8,137,000	8,122,761
2.65%, 7/15/2026	76,200,000	75,743,709
4.80%, 8/3/2028	56,807,000	57,420,060
VMware LLC 1.40%, 8/15/2026	17,163,000	16,960,033
		158,246,563
Specialized REITs — 0.5%
American Tower Corp.
1.60%, 4/15/2026	21,421,000	21,359,380
1.45%, 9/15/2026	39,421,000	38,886,959
3.38%, 10/15/2026	18,308,000	18,234,165
3.13%, 1/15/2027	6,725,000	6,672,444
3.65%, 3/15/2027	27,000,000	26,907,349
Crown Castle, Inc.
3.70%, 6/15/2026	3,118,000	3,114,632
1.05%, 7/15/2026	6,233,000	6,164,956
Equinix, Inc.
1.45%, 5/15/2026	6,685,000	6,648,463
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialized REITs — continued
2.90%, 11/18/2026	22,772,000	22,592,042
Extra Space Storage LP 3.50%, 7/1/2026	19,643,000	19,606,970
		170,187,360
Specialty Retail — 0.5%
AutoZone, Inc.
3.13%, 4/21/2026	5,970,000	5,960,627
5.05%, 7/15/2026	28,370,000	28,474,616
Lowe's Cos., Inc.
4.80%, 4/1/2026	57,424,000	57,432,687
2.50%, 4/15/2026	20,982,000	20,944,998
3.10%, 5/3/2027	50,501,000	50,036,452
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	17,092,000	17,086,399
5.75%, 11/20/2026 (d)	11,532,000	11,667,563
		191,603,342
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC
6.02%, 6/15/2026	2,409,000	2,410,671
4.90%, 10/1/2026	104,188,000	104,551,278
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	61,828,000	62,010,168
4.05%, 9/15/2027	53,473,000	53,568,679
		222,540,796
Tobacco — 0.7%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	12,000,000	11,956,064
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	126,592,000	126,396,694
Imperial Brands Finance plc (United Kingdom) 4.50%, 6/30/2028 (b)	39,829,000	40,245,255
Philip Morris International, Inc.
0.88%, 5/1/2026 (d)	11,899,000	11,839,170
4.75%, 2/12/2027	14,373,000	14,504,292
3.88%, 10/27/2028	60,544,000	60,675,158
		265,616,633
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
4.75%, 4/14/2027 (b)	29,135,000	29,316,178
3.50%, 11/1/2027 (b)	2,735,000	2,705,377
4.25%, 4/30/2029 (b)	24,131,000	24,131,681
TTX Co. 5.50%, 9/25/2026 (b)	5,705,000	5,747,136
		61,900,372
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	269

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (b)	7,970,000	7,960,070
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc. 2.63%, 4/15/2026	6,757,000	6,744,675
Total Corporate Bonds (Cost $23,810,293,771)		23,926,679,009
Asset-Backed Securities — 10.6%
Allegany Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 4.77%, 1/20/2035 (b) (f)	26,500,000	26,529,468
Ally Auto Receivables Trust
Series 2022-2, Class A3, 4.76%, 5/17/2027	315,367	315,487
Series 2025-1, Class A2, 4.03%, 7/17/2028	12,812,000	12,819,596
American Express Credit Account Master Trust Series 2023-1, Class A, 4.87%, 5/15/2028	40,022,000	40,105,918
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (b)	3,660,158	3,710,436
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 4.88%, 10/20/2030 (b) (f)	6,818,634	6,817,325
Series XXXA, Class A1AR, 4.75%, 10/18/2031 (b) (f)	1,387,628	1,387,270
Series 2015-23A, Class ARR, 4.72%, 4/15/2033 (b) (f)	43,110,935	43,093,044
ARI Fleet Lease Trust Series 2023-A, Class A3, 5.33%, 2/17/2032 (b)	4,255,268	4,278,977
BA Credit Card Trust Series 2023-A1, Class A1, 4.79%, 5/15/2028	28,175,000	28,231,891
Bain Capital Credit CLO (Cayman Islands)
Series 2019-2A, Class AR3, 4.59%, 10/17/2032 (b) (f)	82,153,937	82,119,597
Series 2019-1A, Class X, 4.76%, 4/19/2034 (b) (f)	300,000	299,975
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 4.96%, 7/15/2032 (b) (f)	32,815,335	32,831,743
Barings CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A1R, 4.74%, 7/15/2034 (b) (f)	100,000,000	100,010,300
Series 2021-3A, Class AR, 4.80%, 1/18/2035 (b) (f)	100,000,000	100,040,800
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BMW Vehicle Lease Trust
Series 2024-1, Class A3, 4.98%, 3/25/2027	2,163,580	2,168,119
Series 2024-2, Class A3, 4.18%, 10/25/2027	15,616,000	15,649,136
Series 2025-2, Class A2A, 3.94%, 11/26/2027	32,241,572	32,250,065
Series 2025-1, Class A3, 4.43%, 6/26/2028	30,646,000	30,895,992
BofA Auto Trust Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (b)	9,953,136	9,968,932
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A, 4.42%, 5/15/2028	6,147,000	6,154,303
Capital One Prime Auto Receivables Trust
Series 2022-2, Class A3, 3.66%, 5/17/2027	295,905	295,850
Series 2022-1, Class A4, 3.32%, 9/15/2027	35,683,000	35,663,924
Series 2024-1, Class A2A, 4.61%, 10/15/2027	1,927,774	1,929,489
Series 2022-2, Class A4, 3.69%, 12/15/2027	5,715,000	5,710,466
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class AR, 4.78%, 10/20/2034 (b) (f)	50,000,000	50,073,150
CARLYLE US CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1A2, 4.62%, 4/20/2031 (b) (f)	31,693,808	31,705,566
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 4.90%, 7/16/2031 (b) (f)	16,353,676	16,361,657
Series 2019-1A, Class AR2, 4.69%, 4/20/2032 (b) (f)	113,851,043	113,833,396
Series 2019-2A, Class AR2, 4.66%, 7/20/2032 (b) (f)	25,325,690	25,318,523
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (b)	27,133,460	27,362,908
Series 2023-2, Class A2, 6.28%, 4/14/2032 (b)	3,380,153	3,416,711
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (b)	4,253,791	4,298,421
CIFC Funding Ltd. (Cayman Islands) Series 2022-3A, Class AR, 4.62%, 4/21/2035 (b) (f)	98,300,000	98,300,000
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	275,028	274,915
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-B, Class A3, 5.60%, 2/15/2029	28,264,432	28,695,061
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	13,516,868	13,614,509
Dell Equipment Finance Trust
Series 2025-2, Class A2, 4.10%, 2/22/2028 (b)	24,600,000	24,653,018
Series 2023-2, Class A3, 5.65%, 1/22/2029 (b)	584,515	585,198
Series 2024-2, Class A2, 4.69%, 8/22/2030 (b)	16,149,526	16,174,009
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 3/15/2028	107,878,000	107,898,713
Series 2023-A2, Class A, 4.93%, 6/15/2028	28,425,000	28,518,930
Series 2021-A2, Class A2, 1.03%, 9/15/2028	117,266,000	115,530,311
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (b)	6,949,382	6,974,360
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (b)	10,500,000	10,552,894
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.75%, 5/15/2032 (b) (f)	25,885,687	25,913,618
Series 2020-86A, Class A1R2, 4.80%, 7/17/2034 (b) (f)	84,050,000	84,171,873
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 4.88%, 7/18/2030 (b) (f)	55,261	55,248
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (b)	10,016,662	10,049,131
Series 2025-3, Class A2, 4.50%, 4/20/2028 (b)	54,930,000	55,208,116
Series 2025-4, Class A2, 4.05%, 8/20/2028 (b)	22,364,000	22,424,989
Series 2022-4, Class A2, 5.76%, 10/22/2029 (b)	1,698,938	1,702,684
Series 2023-3, Class A2, 6.40%, 3/20/2030 (b)	21,612,235	21,863,793
Ford Credit Auto Lease Trust
Series 2024-A, Class A3, 5.06%, 5/15/2027	3,729,203	3,732,603
Series 2024-A, Class A4, 5.05%, 6/15/2027	1,601,000	1,605,169
Ford Credit Auto Owner Trust
Series 2024-C, Class A2A, 4.32%, 8/15/2027	21,385,505	21,402,744
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-D, Class A2A, 4.59%, 10/15/2027	29,682,541	29,731,775
Series 2023-B, Class A3, 5.23%, 5/15/2028	7,049,592	7,086,065
Series 2021-1, Class A, 1.37%, 10/17/2033 (b)	63,195,000	62,980,485
Series 2021-2, Class A, 1.53%, 5/15/2034 (b)	42,543,000	41,851,421
Series 2022-1, Class A, 3.88%, 11/15/2034 (b)	17,000,000	17,014,652
Galaxy CLO Ltd. (Cayman Islands) Series 2016-22A, Class XRR, 4.83%, 4/16/2034 (b) (f)	196,722	196,705
Gm Financial Automobile Leasing Trust Series 2025-2, Class A2A, 4.55%, 7/20/2027	28,167,814	28,230,611
GM Financial Automobile Leasing Trust Series 2024-1, Class A3, 5.09%, 3/22/2027	3,126,124	3,131,098
GM Financial Consumer Automobile Receivables Trust
Series 2024-4, Class A2B, 4.06%, 10/18/2027 (f)	6,104,987	6,106,011
Series 2025-1, Class A2A, 4.44%, 1/18/2028	10,628,988	10,641,014
Series 2023-3, Class A3, 5.45%, 6/16/2028	3,935,996	3,963,969
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (b)	49,735,000	49,876,058
Hyundai Auto Lease Securitization Trust
Series 2024-B, Class A3, 5.41%, 5/17/2027 (b)	49,506,355	49,695,934
Series 2023-C, Class A4, 5.84%, 9/15/2027 (b)	7,534,765	7,541,996
Series 2026-A, Class A2A, 3.85%, 5/15/2028 (b)	112,985,000	113,046,340
Hyundai Auto Receivables Trust
Series 2023-A, Class A3, 4.58%, 4/15/2027	3,629,926	3,631,612
Series 2024-B, Class A2A, 5.15%, 6/15/2027	6,877,485	6,883,022
Series 2024-C, Class A2A, 4.53%, 9/15/2027	8,824,266	8,834,810
Series 2023-B, Class A3, 5.48%, 4/17/2028	12,885,144	12,966,293
Series 2026-A, Class A2A, 3.71%, 2/15/2029	40,190,000	40,165,842
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 4.87%, 1/25/2035 (b) (f)	99,000,000	99,089,199
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	271

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
John Deere Owner Trust Series 2023-B, Class A3, 5.18%, 3/15/2028	6,647,020	6,686,272
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 4.93%, 4/15/2031 (b) (f)	1,541,544	1,541,414
Series 15, Class A1R2, 4.77%, 1/18/2032 (b) (f)	33,376,366	33,369,257
Series 24, Class A1R, 5.01%, 4/20/2032 (b) (f)	6,191,304	6,192,574
Series 34A, Class AR, 4.77%, 7/15/2034 (b) (f)	50,000,000	50,005,050
Series 26, Class ARR, 4.77%, 10/15/2034 (b) (f)	35,803,000	35,822,906
Series 27A, Class A1R2, 4.78%, 1/15/2035 (b) (f)	50,000,000	50,010,300
Series 28A, Class AR2, 4.79%, 2/9/2035 (b) (f)	50,000,000	50,031,650
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.65%, 7/20/2031 (b) (f)	15,236,371	15,233,629
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 5.00%, 4/15/2031 (b) (f)	2,173,781	2,174,422
Madison Park Funding Ltd. (Cayman Islands)
Series 2014-14A, Class AR4, 4.63%, 10/22/2030 (b) (f)	55,234,495	55,228,419
Series 13A, Class AR2, 4.59%, 11/21/2030 (b) (f)	30,845,084	30,882,098
Series 2020-45A, Class ARR, 4.75%, 7/15/2034 (b) (f)	22,000,000	22,014,982
Series 2021-52A, Class AR, 4.77%, 1/22/2035 (b) (f)	50,000,000	49,985,750
Magnetite Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 4.67%, 7/15/2034 (b) (f)	14,000,000	14,018,270
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 4.71%, 7/23/2032 (b) (f)	15,622,093	15,619,765
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A3, 4.23%, 2/15/2028	33,318,034	33,382,241
Series 2025-A, Class A2A, 4.57%, 4/17/2028	37,568,855	37,737,381
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-45A, Class AR, 4.73%, 10/14/2036 (b) (f)	70,000,000	70,080,010
Newark BSL CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 4.90%, 7/25/2030 (b) (f)	6,429,615	6,432,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	1,204,748	1,205,689
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A1R, 4.48%, 8/8/2032 (b) (f)	63,300,000	63,231,699
Series 2024-1A, Class A1R, 4.48%, 10/15/2032 (b) (f)	48,310,000	48,310,000
Series 2024-2A, Class A1N, 4.67%, 1/15/2033 (b) (f)	12,946,594	12,952,058
Series 2025-1A, Class A1, 4.45%, 2/15/2033 (b) (f)	115,756,674	115,490,317
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (b)	855,976	858,545
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (b)	14,514,169	14,558,150
RR Ltd. (Cayman Islands) Series 2021-17A, Class A1AR, 4.74%, 7/15/2034 (b) (f)	17,550,000	17,551,386
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	43,115,000	43,205,451
Series 2024-3, Class A3, 5.63%, 1/16/2029	5,964,077	5,985,228
Series 2026-1, Class A2, 4.04%, 3/15/2029	84,280,000	84,289,187
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (b)	570,624	571,132
Series 2025-A, Class A2, 4.68%, 4/20/2027 (b)	9,638,448	9,643,428
Series 2023-A, Class A3, 6.51%, 4/20/2027 (b)	40,135	40,205
Series 2024-B, Class A3, 5.56%, 11/22/2027 (b)	20,237,514	20,327,862
Series 2024-C, Class A3, 4.56%, 2/22/2028 (b)	13,935,802	13,962,426
SCF Equipment Leasing LLC
Series 2024-1A, Class A2, 5.88%, 11/20/2029 (b)	4,291,005	4,305,380
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (b)	5,498,039	5,514,062
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (b)	24,910,000	25,034,176
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.67%, 7/20/2032 (b) (f)	33,869,608	33,863,782
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 4.89%, 4/16/2031 (b) (f)	4,822,193	4,821,710
Series 2018-20A, Class AR2, 4.77%, 1/16/2032 (b) (f)	13,745,744	13,761,249
Series 2019-21A, Class AR2, 4.57%, 7/15/2032 (b) (f)	19,419,763	19,419,064
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.62%, 7/29/2035 (b) (f)	69,662,719	69,652,339
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 4.86%, 7/15/2030 (b) (f)	1,021,389	1,021,161
Thompson Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1R, 4.72%, 4/15/2034 (b) (f)	55,000,000	54,993,895
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 5/17/2027	31,877	31,898
Series 2023-B, Class A3, 4.71%, 2/15/2028	4,326,390	4,342,761
Series 2025-B, Class A2A, 4.46%, 3/15/2028	3,047,282	3,054,734
Series 2023-C, Class A3, 5.16%, 4/17/2028	20,545,891	20,673,941
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (b)	18,699,545	18,731,609
Verdant Receivables LLC Series 2025-1A, Class A2, 4.85%, 3/13/2028 (b)	16,628,130	16,699,237
Volkswagen Auto Lease Trust
Series 2024-A, Class A3, 5.21%, 6/21/2027	37,454,113	37,638,005
Series 2025-A, Class A2A, 4.43%, 12/20/2027	69,213,943	69,435,123
Series 2025-B, Class A2A, 3.97%, 4/20/2028	42,300,000	42,335,562
Volkswagen Auto Loan Enhanced Trust
Series 2024-1, Class A2A, 4.65%, 11/22/2027	16,212,515	16,251,103
Series 2023-1, Class A3, 5.02%, 6/20/2028	6,525,973	6,567,026
Voya CLO Ltd. (Cayman Islands)
Series 2019-2A, Class AR, 4.87%, 7/20/2032 (b) (f)	21,641,496	21,655,477
Series 2017-3A, Class XR, 4.78%, 4/20/2034 (b) (f)	190,477	190,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wheels Fleet Lease Funding LLC
Series 2023-2A, Class A, 6.46%, 8/18/2038 (b)	14,119,040	14,273,983
Series 2024-1A, Class A2, 4.49%, 2/18/2039 (b) (f)	12,213,299	12,254,489
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (b)	15,622,508	15,796,479
Series 2025-1A, Class A1, 4.57%, 1/18/2040 (b)	55,812,159	56,383,089
Series 2025-3A, Class A1, 4.08%, 9/18/2040 (b)	89,078,000	89,445,669
World Omni Auto Receivables Trust
Series 2022-C, Class A3, 3.66%, 10/15/2027	972,715	972,474
Series 2025-A, Class A2A, 4.49%, 4/17/2028	41,119,075	41,167,653
Series 2025-B, Class A2A, 4.38%, 8/15/2028	18,186,227	18,221,707
Total Asset-Backed Securities (Cost $3,965,588,957)		3,975,355,884
U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	135,682,646
0.88%, 9/30/2026	270,000,000	265,744,125
4.13%, 9/30/2027	165,000,000	166,753,125
3.88%, 10/15/2027	100,000,000	100,695,312
Total U.S. Treasury Obligations (Cost $666,830,123)		668,875,208
U.S. Government Agency Securities — 0.1%
FNMA (SOFR+0.09%), 3.76%, 3/2/2026 (c) (Cost $47,560,000)	47,560,000	47,559,396
Short-Term Investments — 23.8%
Certificates of Deposits — 3.4%
Banco Bilbao Vizcaya Argentaria3.83, 3.83%, 8/31/2026	99,212,000	99,201,910
Banco Santander SA (Spain) , 4.00%, 6/11/2026	99,000,000	99,051,193
Commerzbank AG (Germany) , 3.85%, 8/26/2026	222,205,000	218,190,133
Cooperatieve Rabobank UA (Netherlands) , 4.37%, 5/13/2026	102,171,000	102,265,406
Deutsche Bank AG (Germany)
4.41%, 7/8/2026	96,478,000	96,651,323
4.41%, 7/10/2026	102,898,000	103,085,038
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	273

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Intesa Sanpaolo SpA (Italy) , 4.20%, 5/7/2026	60,884,000	60,915,197
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	152,253,000	152,412,926
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.33%), 4.00%, 3/11/2026 (c)	182,017,000	182,031,161
(SOFR + 0.40%), 4.07%, 8/11/2026 (c)	38,743,000	38,776,482
Mizuho Bank Ltd. (Japan) (SOFR + 0.32%), 3.99%, 3/6/2026 (c)	72,807,000	72,810,276
Nordea Bank Abp (Finland) (SOFR + 0.38%), 4.05%, 2/5/2027 (c)	14,549,000	14,567,280
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.45%), 4.12%, 4/27/2026 (c)	61,597,000	61,633,866
Total Certificates of Deposit (Cost $1,304,814,000)		1,301,592,191
Commercial Paper — 10.0%
Amcor Flexibles North America, Inc. 3.80%, 3/5/2026 (b) (g)	50,000,000	49,968,130
Ameren Corp. 3.76%, 3/2/2026 (g)	101,850,000	101,818,426
Atlantic City Electric Co. 3.71%, 3/2/2026 (g)	27,920,000	27,911,233
Charles Schwab Corp. (The)
4.10%, 6/5/2026 (b) (g)	143,889,000	142,447,549
0.00%, 8/27/2026 (b) (g)	146,857,000	144,147,532
Danske Bank A/S (Denmark) 3.85%, 10/29/2026 (b) (g)	152,791,000	148,988,811
DNB Bank ASA (Norway)
3.93%, 8/3/2026 (b) (g)	148,720,000	146,362,818
3.70%, 2/24/2027 (b) (g)	214,600,000	206,878,392
3.73%, 2/25/2027 (b) (g)	117,676,000	113,430,674
Enterprise Products Operating LLC 3.73%, 3/2/2026 (b) (g)	30,000,000	29,990,580
Federation des Caisses Desjardins du Quebec (Canada) 3.81%, 1/19/2027 (b) (g)	56,913,000	55,058,558
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.93%, 11/10/2026 (b) (g)	226,479,000	220,623,884
3.84%, 1/29/2027 (b) (g)	84,798,000	81,936,034
Genuine Parts Co. 3.95%, 3/2/2026 (b) (g)	138,000,000	137,954,575
Glencore Funding LLC (Australia) 4.10%, 6/30/2026 (b) (g)	121,644,000	120,022,254
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Paper — continued
HCA, Inc. 4.30%, 5/14/2026 (b) (g)	71,000,000	70,372,665
Humana, Inc. 3.80%, 3/2/2026 (b) (g)	75,000,000	74,976,450
Imperial Brands Finance plc (United Kingdom) 3.80%, 3/2/2026 (b) (g)	121,600,000	121,561,222
Jackson National Life Short Term Funding LLC
4.15%, 6/3/2026 (b) (g)	59,063,000	58,478,879
3.90%, 11/2/2026 (b) (g)	106,045,000	103,373,207
Macquarie Bank Ltd. (Australia)
3.95%, 9/17/2026 (b) (g)	142,877,000	139,902,515
4.01%, 9/24/2026 (b) (g)	84,750,000	82,926,027
3.94%, 11/19/2026 (b) (g)	41,804,000	40,670,894
Mizuho Bank Ltd. (Japan) 4.41%, 6/10/2026 (b) (g)	52,996,000	52,431,010
MUFG Bank Ltd. (Japan) 4.09%, 3/9/2026 (g)	83,040,000	82,955,548
National Bank of Canada (Canada) 4.40%, 5/13/2026 (b) (g)	28,903,000	28,681,109
Nordea Bank Abp (Finland) 3.73%, 8/18/2026 (b) (g)	33,450,000	32,863,839
Penske Truck Leasing Co. LP 4.21%, 7/17/2026 (g)	4,877,000	4,800,567
Plains All American Pipeline LP 3.77%, 3/2/2026 (b) (g)	110,000,000	109,965,460
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (b) (g)	73,845,000	72,506,050
Sumitomo Mitsui Banking Corp. (Japan)
4.41%, 6/11/2026 (b) (g)	84,943,000	84,021,317
(SOFR + 0.40%), 4.07%, 12/4/2026 (b) (c)	92,371,000	92,465,043
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.14%, 3/6/2026 (b) (g)	40,230,000	40,201,702
Svenska Handelsbanken AB (Sweden)
3.74%, 8/18/2026 (b) (g)	82,930,000	81,471,178
3.73%, 2/24/2027 (b) (g)	164,872,000	158,954,612
Tampa Electric Co. 3.76%, 3/2/2026 (b) (g)	150,000,000	149,952,405
Ventas Realty LP 3.77%, 3/2/2026 (b) (g)	125,000,000	124,960,550
Westpac Banking Corp. (Australia) 3.73%, 2/19/2027 (b) (g)	116,250,000	112,115,336
Westpac Securities NZ Ltd. (New Zealand) 3.94%, 10/29/2026 (b) (g)	111,749,000	108,964,595
Total Commercial Paper (Cost $3,756,224,087)		3,757,111,630
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	SHARES	VALUE($)
Investment Companies — 9.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (h) (i) (Cost $3,424,659,392)	3,424,659,392	3,424,659,392
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (h) (i) (Cost $44,727,090)	44,727,090	44,727,090
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 1.2%
Wells Fargo Securities LLC, 4.17%, dated 2/27/2026, due 7/2/2026, repurchase price $446,370,833, collateralized by Collateralized Mortgage Obligations, 7.09%, due 3/16/2037, Commercial Paper, 0.00%, due 3/4/2026 - 4/20/2026, Corporate Notes & Bonds, 0.00% - 22.00%, due 3/3/2026 - 1/15/2083^^ and U.S. Treasury Securities, 0.00%, due 5/7/2026, with the value of $480,267,584. (Cost $440,000,000)	440,000,000	440,000,000
Total Short-Term Investments (Cost $8,970,424,569)		8,968,090,303
Total Investments — 99.9% (Cost $37,460,697,420)		37,586,559,800
Other Assets in Excess of Liabilities — 0.1%		20,604,602
NET ASSETS — 100.0%		37,607,164,402

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FNMA	Federal National Mortgage Association
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2026.

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)	The security or a portion of this security is on loan at February 28, 2026. The total value of securities on loan at February 28, 2026 is $43,386,567.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)	The rate shown is the effective yield as of February 28, 2026.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	275

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 86.4% (a)
Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	3,315,000	3,361,784
Series A, Rev., 5.00%, 9/1/2026 (b)	190,000	192,681
Series B, Rev., 5.00%, 9/1/2026 (b)	100,000	101,411
Series A, Rev., 4.00%, 9/1/2027 (b)	95,000	97,636
Series A, Rev., 5.00%, 9/1/2027 (b)	1,400,000	1,459,377
Alabama Highway Authority
Rev., A.G., 5.00%, 9/1/2026	1,000,000	1,014,178
Rev., A.G., 5.00%, 9/1/2027	700,000	729,509
Rev., A.G., 5.00%, 9/1/2028	1,500,000	1,605,204
Rev., A.G., 5.00%, 9/1/2029	2,400,000	2,632,949
Alabama Public School and College Authority, Capital improvement Series 2014B, Rev., 5.00%, 1/1/2027	45,000	45,165
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	20,000	20,180
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2030	2,100,000	2,261,049
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,549
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.86%, 3/6/2026 (d)	25,575,000	25,718,729
City of Homewood GO, 5.00%, 9/1/2026 (b)	2,060,000	2,089,484
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,035,440
Tuscaloosa City Board of Education Rev., 5.00%, 8/1/2026 (b)	605,000	611,834
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project, Rev., VRDO, 2.05%, 3/2/2026 (c)	18,065,000	18,065,000
Total Alabama		61,102,159
Alaska — 1.0%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 1.83%, 3/11/2026 (c)	25,000,000	25,000,000
Alaska Housing Finance Corp., State Capital Project Series II 2021A, Rev., 5.00%, 12/1/2026	935,000	953,441
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	55,000	56,085
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alaska — continued
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,375,000	1,400,962
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2025A, Rev., 5.00%, 9/1/2028	1,380,000	1,468,147
Series 2025A, Rev., 5.00%, 9/1/2029	3,175,000	3,455,284
Borough of North Slope
GO, 5.00%, 6/30/2026	2,000,000	2,018,280
Series 2022A, GO, 5.00%, 6/30/2028	75,000	79,805
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2026	120,000	120,708
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 2.17%, 3/11/2026 (c)	30,000,000	30,000,000
Total Alaska		64,552,712
Arizona — 1.0%
Arizona Health Facilities Authority, Banner Health Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 2.13%, 3/12/2026 (d)	7,500,000	7,449,981
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	4,000,577
Series 2024A, Rev., 5.00%, 11/1/2029	2,100,000	2,260,243
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,272
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,768,013
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,076,991
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,535,572
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	276,718
City of Phoenix Civic Improvement Corp.
Rev., 5.00%, 7/1/2026	4,000,000	4,039,680
Series 2020A, Rev., 5.00%, 7/1/2026	25,000	25,248
Series B, Rev., 5.00%, 7/1/2026	230,000	232,282
Rev., 5.00%, 7/1/2027	2,375,000	2,466,427
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., NATL - RE, 5.50%, 7/1/2026	25,000	25,272
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,019,017
County of Pima Sewer System, Rev., 5.00%, 7/1/2026 (b)	150,000	151,359
Maricopa County Industrial Development Authority, Banner Health
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	2,165,000	2,176,785
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	6,080,000	6,103,026
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	375,000	392,144
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,190,000	3,493,563
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	2,375,000	2,466,427
Pima County Regional Transportation Authority Excise Tax Series 2017, Rev., 5.00%, 6/1/2026	175,000	176,207
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (c) (e)	11,000,000	11,000,000
State of Arizona Series 2019A, COP, 5.00%, 10/1/2026 (b)	490,000	498,071
State of Arizona Lottery
Rev., 5.00%, 7/1/2026 (b)	195,000	196,766
Rev., 5.00%, 7/1/2027 (b)	20,000	20,728
Rev., 5.00%, 7/1/2029 (b)	200,000	217,846
Total Arizona		59,099,215
Arkansas — 0.0% ^
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	76,228
California — 1.0%
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,177
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,095,815
California Infrastructure and Economic Development Bank, Colburn School (The), Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 2.78%, 3/12/2026 (d)	28,500,000	28,482,276
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.45%, 6/1/2026 (c)	4,500,000	4,500,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017A-1, Rev., AMT, 3.25%, 4/15/2026 (c) (e)	4,000,000	4,000,698
Rev., AMT, 2.88%, 8/17/2026 (c) (e)	5,000,000	5,001,069
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007A, Rev., 5.00%, 3/1/2027 (c)	775,000	783,847
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	120,000	120,739
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 4/1/2026	25,000	25,048
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, A.G., 5.80%, 8/21/2026 (b)	65,000	66,177
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	75,000	75,000
Glendale Community College District, Election of 2016 Series 2016A, GO, 5.25%, 8/1/2027 (b)	25,000	26,188
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2017A-1, Rev., 5.00%, 6/1/2027 (b)	25,000	25,973
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	800,000	807,615
Series 2022E, Rev., 5.00%, 7/1/2026	1,900,000	1,918,085
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	817,885
Series 2024C, Rev., 5.00%, 7/1/2030	625,000	694,326
Los Angeles Unified School District, Certificates of Participation
Series 2023A, COP, 5.00%, 10/1/2028 (b)	10,000	10,802
Series 2023A, COP, 5.00%, 10/1/2028	10,000	10,776
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	1,505,000	1,602,175
San Diego County Regional Airport Authority, Senior Private Activity
Series 2025B, Rev., AMT, 5.00%, 7/1/2028	1,650,000	1,748,588
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	277

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2025B, Rev., AMT, 5.00%, 7/1/2029	3,150,000	3,415,758
Series 2025B, Rev., AMT, 5.00%, 7/1/2030	2,200,000	2,436,267
Southern California Public Power Authority
Series 2015C, Rev., 5.00%, 7/1/2026	2,410,000	2,417,293
Series 2023-1, Rev., 5.00%, 7/1/2026	1,310,000	1,322,251
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2030	400,000	435,003
Total California		61,864,831
Colorado — 3.0%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	4,000,000	4,102,207
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,068,272
Series 2024B, GO, 5.00%, 8/1/2026	955,000	967,014
City and County of Denver Pledged Excise Tax Series 2016A, Rev., 5.00%, 8/1/2026	340,000	344,277
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,782,156
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,084,323
City of Aurora
Series 2016, Rev., 5.00%, 8/1/2026 (b)	290,000	293,336
COP, 5.00%, 12/1/2027	60,000	62,917
City of Colorado Springs Utilities System
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	35,715
Series 2020C, Rev., 5.00%, 11/15/2027	20,000	20,982
Series A-1, Rev., 5.00%, 11/15/2030	1,405,000	1,473,377
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.87%, 3/11/2026 (c)	32,400,000	32,400,000
City of Commerce City Sales and Use Tax, Rev., A.G., 5.00%, 8/1/2026 (b)	2,000,000	2,022,591
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	75,000	75,941
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	2,000,000	2,039,750
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,625,000	1,655,788
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	3,470,000	3,534,717
Series A-1, Rev., 5.00%, 11/15/2028 (c)	1,350,000	1,431,757
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	1,560,000	1,717,885
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2026	85,000	85,514
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	343,560
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	2,195,000	2,197,369
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,179,148
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	742,969
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 1.90%, 3/2/2026 (c)	28,100,000	28,100,000
Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	25,000,000	25,000,000
Series 2022B, Rev., 5.00%, 8/17/2026 (c)	2,950,000	2,985,321
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	5,015,000	5,314,897
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	370,000	371,341
Series 2016, Rev., 4.00%, 5/15/2026 (b)	1,045,000	1,048,786
Series 2025-XM1212, Rev., 4.00%, 5/15/2026 (b)	180,000	180,652
Series 2016, Rev., 5.00%, 5/15/2026 (b)	135,000	135,760
Colorado Health Facilities Authority, Parkview Medical center, Inc., Project, Rev., 4.00%, 9/1/2026 (b)	465,000	469,159
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	206,487
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Rev., 5.00%, 6/1/2027 (b)	175,000	180,861
Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	36,172
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	401,623
COP, 5.00%, 12/15/2029	350,000	383,267
County of Adams, COP, 4.00%, 12/1/2027	20,000	20,025
Denver City and County School District No. 1
Series 2025D, GO, 5.00%, 12/1/2026	3,525,000	3,601,811
Series 2025D, GO, 5.00%, 12/1/2027	3,900,000	4,097,844
Series 2025D, GO, 5.00%, 12/1/2028	4,750,000	5,118,297
E-470 Public Highway Authority Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,065
Platte River Power Authority Series JJ, Rev., 4.00%, 6/1/2026	65,000	65,262
Regional Transportation District, COP, 5.00%, 6/1/2030	1,990,000	2,214,359
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	950,000	957,094
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2026	160,000	163,587
Series 2018L, COP, 5.00%, 3/15/2027	145,000	149,141
Series 2021A, COP, 5.00%, 12/15/2028	25,000	26,930
Series 2020A, COP, 5.00%, 9/1/2029	75,000	82,096
COP, 5.00%, 3/15/2031	3,015,000	3,180,557
State of Colorado, Building Excellent Schools Today Series 2025T, COP, 5.00%, 3/15/2026	2,250,000	2,252,247
University of Colorado Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	110,774
University of Colorado, Enterprise System
Series 2016B-1, Rev., 4.00%, 6/1/2026 (b)	290,000	291,380
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,222,931
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	58,505
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	25,000,000	25,000,000
Total Colorado		187,164,796
Connecticut — 4.1%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	37,600,000	38,046,711
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
City of Milford, GO, BAN, 4.00%, 10/27/2026	11,160,000	11,293,226
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2025, Subseries C-3, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.85%, 3/11/2026 (c)	24,680,000	24,680,000
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	120,042
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2024C-1, Rev., VRDO, 1.70%, 3/11/2026 (c)	22,100,000	22,100,000
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017C-1, Rev., 5.00%, 2/1/2028 (c)	85,000	89,423
State of Connecticut
Series 2016A, GO, 4.00%, 3/15/2026	20,000	20,013
Series 2016A, GO, 5.00%, 3/15/2026	25,000	25,026
Series 2016B, GO, 5.00%, 5/15/2026	125,000	125,728
Series 2025D, GO, 5.00%, 8/15/2026	14,825,000	15,019,476
Series 2025B, GO, 5.00%, 12/1/2026	14,625,000	14,942,030
Series 2025D, GO, 5.00%, 8/15/2027	20,000,000	20,841,628
Series 2025B, GO, 5.00%, 12/1/2027	6,500,000	6,828,018
Series 2018F, GO, 5.00%, 9/15/2028	3,695,000	3,959,868
Series E, GO, 5.00%, 10/15/2028	2,150,000	2,186,637
Series 2022E, GO, 5.00%, 11/15/2028	35,000	37,669
Series 2025B, GO, 5.00%, 12/1/2028	1,910,000	2,057,988
Series 2019A, GO, 5.00%, 4/15/2029	500,000	543,343
Series 2025C, GO, 5.00%, 8/15/2030	8,890,000	9,953,923
Series 2025D, GO, 5.00%, 8/15/2030	3,000,000	3,359,029
Series 2018E, GO, 5.00%, 9/15/2030	1,665,000	1,780,650
Series 2022D, GO, 5.00%, 9/15/2030	250,000	280,406
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	600,000	602,811
Series 2022A, Rev., 5.00%, 7/1/2026	60,000	60,570
Series 2018B, Rev., 5.00%, 10/1/2026	80,000	81,342
Series 2023B, Rev., 5.00%, 7/1/2028	30,000	31,979
Series 2024A-1, Rev., 5.00%, 7/1/2029	45,000	49,152
Series A, Rev., 5.00%, 9/1/2029	100,000	101,366
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2025A, Rev., 5.00%, 7/1/2027	4,500,000	4,672,929
Series 2025A, Rev., 5.00%, 7/1/2028	8,700,000	9,273,963
Series 2025A, Rev., 5.00%, 7/1/2029	31,700,000	34,624,721
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	279

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Town of Groton, GO, BAN, 4.25%, 4/23/2026	6,900,000	6,914,820
Town of Madison, GO, BAN, 4.00%, 12/17/2026	17,185,000	17,424,712
Total Connecticut		252,129,199
Delaware — 0.2%
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,019,732
State of Delaware Series 2023A, GO, 5.00%, 5/1/2026	125,000	125,592
University of Delaware
Series 2025A, Rev., 5.00%, 11/1/2026	3,130,000	3,188,973
Series 2025A, Rev., 5.00%, 11/1/2028	6,185,000	6,643,877
Total Delaware		10,978,174
District of Columbia — 1.6%
District of Columbia
Series 2026C, GO, VRDO, 1.72%, 3/2/2026 (c)	42,500,000	42,500,000
Series 2017D, GO, 5.00%, 6/1/2026	145,000	146,035
Series 2023B, GO, 5.00%, 6/1/2026	25,000	25,178
Series D, GO, 5.00%, 6/1/2026	25,000	25,178
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,362,530
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,069,556
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	6,275,000	6,282,765
District of Columbia Housing Finance Agency, Paxton Project, Rev., 3.35%, 6/1/2026 (c)	4,590,000	4,595,855
District of Columbia Income Tax
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	56,196
Series 2020A, Rev., 5.00%, 3/1/2027	20,000	20,582
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025B, Rev., 5.00%, 10/1/2026	1,355,000	1,377,810
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2027	230,000	230,262
Series 2015, Rev., 5.00%, 7/15/2028	265,000	265,331
Series 2015, Rev., 5.00%, 7/15/2029	100,000	100,126
District of Columbia, Federal Highway
Rev., 5.00%, 12/1/2026	40,000	40,834
Series 2020, Rev., 5.00%, 12/1/2028	45,000	48,363
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
District of Columbia, National Public Radio, Inc., Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,056
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 1.87%, 3/11/2026 (c)	20,100,000	20,100,000
Series 2019B, Rev., 5.00%, 10/1/2026	30,000	30,477
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,442,689
Series 2018A, Rev., AMT, 5.00%, 10/1/2029	5,000,000	5,302,227
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	3,500,000	3,878,501
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., A.G., 6.50%, 10/1/2026 (b)	1,185,000	1,214,087
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,185
Series A-1, Rev., 5.00%, 7/1/2026	280,000	282,595
Series A-1, Rev., 5.00%, 7/1/2027	100,000	103,749
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	31,093
Series A-1, Rev., 5.00%, 7/1/2028	25,000	25,911
Washington Metropolitan Area Transit Authority Dedicated
Series 2021A, Rev., 5.00%, 7/15/2026	30,000	30,313
Series 2021A, Rev., 5.00%, 7/15/2030	80,000	88,961
Total District of Columbia		95,722,445
Florida — 3.7%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	20,000	20,701
Central Florida Expressway Authority, Senior Lien
Rev., A.G., 5.00%, 7/1/2026	1,855,000	1,871,938
Series 2016B, Rev., 5.00%, 7/1/2026	435,000	438,696
Series 2019B, Rev., 5.00%, 7/1/2026	45,000	45,382
Series 2016B, Rev., 5.00%, 7/1/2027	535,000	539,426
Series 2017, Rev., 5.00%, 7/1/2027 (b)	50,000	51,886
Series 2021, Rev., A.G., 5.00%, 7/1/2027	300,000	311,042
Series 2016B, Rev., 5.00%, 7/1/2028	1,000,000	1,008,768
Series 2019B, Rev., 5.00%, 7/1/2029	75,000	81,824
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	1,000,000	1,044,023
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series B, Rev., 5.00%, 10/1/2029	50,000	50,087
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,043
Series A, Rev., 5.00%, 10/1/2026	25,000	25,425
Rev., 5.00%, 10/1/2029	165,000	165,352
City of Jacksonville, Health Care Facilities, Baptist Health
Series 2019C, Rev., VRDO, 1.88%, 3/6/2026 (c)	17,400,000	17,400,000
Series 2019B, Rev., VRDO, 1.88%, 3/11/2026 (c)	25,000,000	25,000,000
City of Lakeland, Department of Electric Utilities
Rev., 5.00%, 10/1/2026	310,000	310,655
Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000,000	1,076,324
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	45,000	46,746
City of Tallahassee, Energy System Series 2020, Rev., 5.00%, 10/1/2027	85,000	88,736
Collier County Water-Sewer District Series 2016, Rev., 5.00%, 7/1/2026 (b)	200,000	201,812
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,199
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,115,007
County of Miami-Dade
Series 2016B, Rev., 5.00%, 4/1/2026	280,000	280,643
Series 2017A, Rev., 5.00%, 4/1/2026	195,000	195,448
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	175,394
Series 2016B, Rev., 5.00%, 4/1/2028	20,000	20,044
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	695,000	696,555
Series A, Rev., 5.00%, 10/1/2027	165,000	167,403
Series A, Rev., 5.00%, 10/1/2028	2,105,000	2,138,188
Series A, Rev., 5.00%, 10/1/2029	20,000	20,315
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,601
Series 2015D, GO, 5.00%, 7/1/2026	45,000	45,427
Series 2015D, GO, 5.00%, 7/1/2028	90,000	90,777
County of Miami-Dade, Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2026	12,000,000	12,201,304
Series 2017B, Rev., 5.00%, 10/1/2027	45,000	47,050
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series 2025B, Rev., 5.00%, 10/1/2027	8,000,000	8,364,414
Series 2025B, Rev., 5.00%, 10/1/2028	10,310,000	11,046,012
Series 2025B, Rev., 5.00%, 10/1/2029	6,000,000	6,586,930
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2026	415,000	418,789
Series 2022A, COP, A.G., 5.00%, 7/1/2028	55,000	58,450
Series 2022A, COP, A.G., 5.00%, 7/1/2029	40,000	43,545
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2028	1,070,000	1,078,728
Florida Department of Environmental Protection
Series 2016A, Rev., 5.00%, 7/1/2026 (b)	800,000	807,513
Series 2017A, Rev., 5.00%, 7/1/2026 (b)	100,000	100,939
Series 2018A, Rev., 5.00%, 7/1/2026 (b)	340,000	343,193
Series 2019B, Rev., 5.00%, 7/1/2026 (b)	195,000	196,831
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	150,000	155,658
Series 2017A, Rev., 5.00%, 7/1/2028 (b)	195,000	207,773
Series 2018A, Rev., 5.00%, 7/1/2028 (b)	25,000	26,638
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	420,000	427,860
Series 2018A, COP, 5.00%, 11/1/2027	1,040,000	1,088,621
Series 2018A, COP, 5.00%, 11/1/2028	40,000	42,956
Series 2018A, COP, 5.00%, 11/1/2029	50,000	55,017
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	5,000,000	5,029,056
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/11/2026 (c)	8,200,000	8,200,000
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e)	6,300,000	6,368,206
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	281

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	690,380
Series 2017A, Rev., 5.00%, 10/1/2026	75,000	76,145
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	172,476
Series 2017A, Rev., 5.00%, 10/1/2027	225,000	234,322
Series 2018A, Rev., 4.00%, 10/1/2028	160,000	162,963
Series 2016A, Rev., 5.00%, 10/1/2028	2,240,000	2,275,190
Fort Pierce Utilities Authority Series 2022A, Rev., A.G., 5.00%, 10/1/2027	175,000	182,026
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,417,383
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,113,800
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	20,000,000	20,000,000
Hillsborough County School Board, Master Lease Program, COP, 5.00%, 7/1/2029	3,100,000	3,292,881
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,291,021
Series 2020A, Rev., 5.00%, 10/1/2028	145,000	154,861
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	78,109
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (c)	11,500,000	11,500,000
Lee County School Board (The) Series 2019A, COP, 5.00%, 8/1/2026	215,000	217,430
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	375,000	376,253
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,003,342
Series 2016A, Rev., 5.00%, 7/1/2028	260,000	262,028
Series 2014A, Rev., 5.00%, 7/1/2029	150,000	150,275
Series 2016A, Rev., 5.00%, 7/1/2029	25,000	25,190
Okaloosa County School Board Series 2022A, COP, 5.00%, 10/1/2027	65,000	67,682
Orange County Convention Center
Series 2016B, Rev., 5.00%, 10/1/2026	155,000	157,446
Series 2017, Rev., 5.00%, 10/1/2027	135,000	140,784
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,463
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	101,561
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	58,700
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	60,046
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,011,712
Series 2017B, COP, 5.00%, 8/1/2026	440,000	444,827
Series 2016B, COP, 5.00%, 8/1/2027	100,000	101,109
Series 2017B, COP, 5.00%, 8/1/2027	1,080,000	1,120,534
Orlando Utilities Commission
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	60,975
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	52,214
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2026	105,000	106,218
Series 2018B, COP, 5.00%, 8/1/2028	115,000	122,439
Series B, COP, 5.00%, 8/1/2028	100,000	106,469
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	90,000	93,531
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2026	255,000	257,303
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,739
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2031	2,090,000	2,094,240
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2016B, COP, 5.00%, 8/1/2026	25,000	25,289
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,405,015
Series 2016B, COP, 5.00%, 8/1/2027	95,000	96,065
Series 2015D, COP, 5.00%, 2/1/2028	190,000	190,391
School District of Broward County, Florida Certificates of Participation
Series A, COP, 5.00%, 7/1/2026	40,000	40,340
Series C, COP, 5.00%, 7/1/2026	20,000	20,170
Series A, COP, 5.00%, 7/1/2027	1,070,000	1,078,745
Series B, COP, 5.00%, 7/1/2027	375,000	378,065
Series A, COP, 5.00%, 7/1/2028	350,000	352,917
Series 2019A, COP, 5.00%, 7/1/2029	130,000	140,824
Series 2019B, COP, 5.00%, 7/1/2029	75,000	81,245
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	215,000	215,551
State of Florida Board of Education, Public Education Capital Outlay
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,076
Series 2017B, GO, 5.00%, 6/1/2026	30,000	30,210
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2023A, GO, 5.00%, 6/1/2026	265,000	266,858
Series 2021B, GO, 5.00%, 7/1/2026	50,000	50,473
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	65,000	67,141
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	40,353
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	46,657
Series 2021A, Rev., 5.00%, 7/1/2027	60,000	62,209
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,633
Rev., 5.00%, 7/1/2030	25,000	27,867
State of Florida Department of Transportation Turnpike System
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	20,003
Series 2018A, Rev., 5.00%, 7/1/2026	125,000	126,196
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,239
Series 2025A, Rev., 5.00%, 7/1/2029	2,990,000	3,269,095
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	22,493
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	174,180
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2028	45,000	47,854
State of Florida, Public Education Capital Outlay
Series 2016E, GO, 5.00%, 6/1/2026	315,000	317,209
Series 2017C, GO, 5.00%, 6/1/2026	20,000	20,140
Series 2021B, GO, 5.00%, 6/1/2029	40,000	43,684
State of Florida, Right of Way Acquisition and Bridge Construction
Series 2017A, GO, 5.00%, 7/1/2026	25,000	25,237
Series 2019A, GO, 5.00%, 7/1/2026	40,000	40,379
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (b)	5,440,000	6,113,518
Total Florida		229,576,738
Georgia — 0.2%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	26,298
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	690,000	704,646
City of Atlanta Water and Wastewater
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	140,000	146,680
Series 2018C, Rev., 5.00%, 11/1/2027 (b)	30,000	31,431
Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,350,000	1,432,294
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2026	195,000	195,437
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	50,000	52,385
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	950,000	951,913
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	540,000	543,487
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project
Series 1994, Rev., 3.80%, 5/21/2026 (c)	700,000	701,898
Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,296,763
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2006-2, Rev., 3.88%, 3/6/2026 (c)	350,000	350,046
Floyd County Hospital Authority, Floyd Medical Center Project, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,165
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	60,431
Henry County School District Series 2016, GO, 4.00%, 8/1/2026 (b)	75,000	75,590
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,275,000	1,304,841
Private Colleges and Universities Authority, Emory University Series 2019A, Rev., 5.00%, 9/1/2026	25,000	25,357
State of Georgia
Series 2018A, GO, 5.00%, 7/1/2026	55,000	55,526
Series 2022A, GO, 5.00%, 7/1/2026	100,000	100,957
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,160
Total Georgia		10,101,305
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	283

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	500,000	519,023
Series 2025G, Rev., 5.00%, 1/1/2029	850,000	899,420
Total Guam		1,418,443
Hawaii — 0.0% ^
City and County of Honolulu Series A, GO, 5.00%, 9/1/2026	20,000	20,290
City and County of Honolulu, Rail Transit Project
Series 2020B, GO, 5.00%, 3/1/2026	25,000	25,000
Series 2021E, GO, 5.00%, 3/1/2026	350,000	350,000
County of Hawaii Series C, GO, 5.00%, 9/1/2026	20,000	20,043
State of Hawaii
Series FH, GO, 5.00%, 10/1/2026	135,000	137,273
Series ET, GO, 5.00%, 10/1/2028	25,000	25,057
Series 2016FB, GO, 4.00%, 4/1/2029	125,000	125,197
Series EO, GO, 5.00%, 8/1/2029	40,000	40,091
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	35,305
Total Hawaii		778,256
Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,541
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	70,000	70,731
Idaho State Building Authority, Sales Tax Series 2024A, Rev., 5.00%, 6/1/2026	245,000	246,743
Total Idaho		413,015
Illinois — 1.4%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	30,666
Series 2025D, Rev., 5.00%, 1/1/2027	1,000,000	1,022,184
Series A, Rev., 5.00%, 1/1/2027	70,000	71,553
Series 2025D, Rev., 5.00%, 1/1/2028	1,200,000	1,258,292
Series C, Rev., 5.00%, 1/1/2028	60,000	61,316
Series E, Rev., 5.25%, 1/1/2028	125,000	128,144
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,816,325
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (b)	10,925,000	10,417,032
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
City of Decatur
GO, 4.00%, 3/1/2026	340,000	340,000
GO, 4.00%, 3/1/2027	200,000	203,197
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	392,261
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	120,000	121,342
Series 2016A, GO, 5.00%, 11/15/2027	45,000	45,820
Series 2021A, GO, 5.00%, 11/15/2028	110,000	117,430
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	599,124
Illinois Finance Authority
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	100,000	101,722
Series 2016C, Rev., 5.00%, 2/15/2027 (b)	1,055,000	1,083,065
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2020, Rev., 5.00%, 7/1/2026	75,000	75,713
Rev., 5.00%, 1/1/2027	2,820,000	2,887,765
Series 2020, Rev., 5.00%, 1/1/2029	35,000	37,722
Illinois Finance Authority, Edward Elmhurst Healthcare
Series 2017A, Rev., 4.00%, 1/1/2027 (b)	45,000	45,674
Series 2017A, Rev., 5.00%, 1/1/2027 (b)	975,000	997,589
Illinois Finance Authority, Northwest Community Hospital Series 2016A, Rev., 5.00%, 7/1/2026 (b)	700,000	706,457
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2028	20,000	20,956
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	80,260
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.58%, 3/12/2026 (d)	5,790,000	5,782,402
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	5,435,000	5,528,615
Series 2016C, Rev., 5.00%, 2/15/2028	520,000	532,439
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, State Clean Water Initiative
Series 2019, Rev., 5.00%, 7/1/2026	205,000	206,948
Series 2017, Rev., 5.00%, 7/1/2027	170,000	174,097
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	380,000	384,785
Series 2016A, Rev., 5.25%, 8/15/2026 (b)	1,060,000	1,074,536
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	217,577
Series 2021A, Rev., 5.00%, 8/15/2028	340,000	361,437
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,085,658
Illinois Finance Authority, University of Chicago Series 2020A, Rev., 5.00%, 4/1/2026	25,000	25,056
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2028	180,000	189,444
Series 2019B, Rev., 5.00%, 1/1/2028	20,000	21,049
Series 2019C, Rev., 5.00%, 1/1/2028	630,000	663,055
Series 2018A, Rev., 5.00%, 1/1/2029	100,000	107,720
Series 2019C, Rev., 5.00%, 1/1/2030	70,000	77,156
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	95,000	96,872
Series 2016A, Rev., 5.00%, 12/1/2029	1,315,000	1,337,870
Railsplitter Tobacco Settlement Authority Series 2017, Rev., 5.00%, 6/1/2026 (b)	2,450,000	2,467,160
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2029	2,730,000	2,820,169
State of Illinois
Series 2021A, GO, 5.00%, 3/1/2026	150,000	150,000
Series 2022A, GO, 5.00%, 3/1/2026	40,000	40,000
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	588,755
Series 2023D, GO, 5.00%, 7/1/2026	780,000	786,706
Series 2018B, GO, 5.00%, 10/1/2026	225,000	228,402
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,324,733
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,167,271
Series 2019A, GO, 5.00%, 11/1/2026	80,000	81,381
Series 2016, GO, 5.00%, 2/1/2027	825,000	844,569
Series 2022A, GO, 5.00%, 3/1/2027	50,000	51,294
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	2,008,119
Series 2021C, GO, 4.00%, 3/1/2028	175,000	180,095
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series 2022B, GO, 5.00%, 3/1/2028	50,000	52,564
Series 2023D, GO, 5.00%, 7/1/2028	75,000	79,435
Series 2020B, GO, 5.00%, 10/1/2028	175,000	186,443
Series 2017D, GO, 5.00%, 11/1/2028	3,010,000	3,136,598
Series 2021A, GO, 5.00%, 12/1/2028	50,000	53,467
Series 2018A, GO, 5.00%, 5/1/2029	275,000	290,032
Series 2017C, GO, 5.00%, 11/1/2029	3,800,000	3,955,906
Series 2021A, GO, 5.00%, 12/1/2029	65,000	70,970
Series 2018A, GO, 5.00%, 10/1/2030	1,675,000	1,779,231
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,868,281
Series 2021A, Rev., 4.00%, 6/15/2028	20,000	20,652
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	57,449
Williamson Jackson Etc Counties Community College Dist No. 530 John A Logan Clg, GO, A.G., 5.00%, 12/1/2026	660,000	671,426
Total Illinois		88,489,433
Indiana — 1.1%
City of Indianapolis, Department of Public Utilities Gas Utility, Second Lien
Series 2017A, Rev., 5.00%, 8/15/2026	35,000	35,416
Series 2017A, Rev., 5.00%, 8/15/2027	110,000	114,561
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,415
Indiana Finance Authority
Series 2019A, Rev., 5.00%, 2/1/2027	20,000	20,527
Series 2016C, Rev., 5.00%, 6/1/2027	230,000	234,643
Series 2017A, Rev., 5.00%, 6/1/2027 (b)	50,000	51,769
Indiana Finance Authority, Ascension Senior Credit Group
Series 2025A-1, Rev., 5.00%, 11/15/2028	1,465,000	1,567,292
Series 2025A-1, Rev., 5.00%, 11/15/2029	5,385,000	5,892,860
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	235,000	238,003
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	20,880
Indiana Finance Authority, CWA Authority Project, First Lien Series 2022A, Rev., 5.00%, 10/1/2027	25,000	26,099
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	285

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Deaconess Health System Series 2016A, Rev., 4.00%, 9/1/2026 (b)	2,565,000	2,586,035
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2026	100,000	101,751
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,695,000	3,889,504
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500,000	2,697,788
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	4,095,000	4,479,934
Indiana Finance Authority, Stadium Project
Series 2022A, Rev., 5.00%, 2/1/2029	300,000	322,269
Series 2022A, Rev., 5.00%, 2/1/2030	160,000	175,704
Indiana Finance Authority, State Revolving Fund Program
Series D, Rev., 5.00%, 8/1/2026 (b)	140,000	141,640
Series 2025C, Rev., 5.00%, 2/1/2027	1,380,000	1,416,396
Series 2018A, Rev., 5.00%, 2/1/2028 (b)	55,000	57,970
Indiana Municipal Power Agency, Power Supply System
Series 2019B, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (c)	14,600,000	14,600,000
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	247,119
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	983,434
Series 2016C, Rev., 5.00%, 1/1/2029	80,000	80,731
Indiana University
Series 2015A, Rev., 5.00%, 6/1/2026	100,000	100,206
Series 2016A, Rev., 5.00%, 6/1/2028	20,000	20,138
Indianapolis Local Public Improvement Bond Bank Series 2018B, Rev., 5.00%, 1/1/2029 (b)	25,000	26,944
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project
Series 2025C, Rev., 5.00%, 1/15/2027	1,325,000	1,356,595
Series 2025D, Rev., 5.00%, 1/15/2027	2,500,000	2,559,177
Series 2025C, Rev., 5.00%, 1/15/2028	2,000,000	2,099,153
Series 2025D, Rev., 5.00%, 1/15/2028	3,000,000	3,151,550
Perry Township Multi School Building Corp., 1996 Unlimited AD Valorem Property Tax First Mortgage, Rev., 5.00%, 7/15/2027	2,730,000	2,755,257
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Pike Township Multi-School Building Corp.
Rev., 5.00%, 7/15/2026	4,430,000	4,472,955
Rev., 5.00%, 1/15/2027	4,625,000	4,731,207
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2026	30,000	30,280
Series EE, Rev., 5.00%, 7/1/2026	60,000	60,560
South Bend Community School Corp.
Series 2025A, GO, 4.00%, 7/15/2026	1,385,000	1,393,269
Series 2025B, GO, 4.00%, 7/15/2026	660,000	663,941
Series 2025C, GO, 4.00%, 7/15/2026	1,455,000	1,463,687
Total Indiana		64,892,659
Iowa — 0.7%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	17,100,000	17,167,801
County of Polk Series 2024A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,377,609
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 1.90%, 3/11/2026 (c)	21,600,000	21,600,000
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	3,610,000	3,635,010
Xenia Rural Water District, Capital Loan Notes, Rev., 5.00%, 12/1/2026 (b)	185,000	188,923
Total Iowa		44,969,343
Kansas — 0.5%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,051,949
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,184,964
City of Olathe Series 2025A, GO, 5.00%, 9/1/2026	7,740,000	7,843,423
Kansas Development Finance Authority Series 2020B, Rev., 5.00%, 5/1/2028	35,000	37,111
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (c)	9,370,000	10,008,232
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2026	30,000	30,555
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100,000	104,166
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2026	105,000	106,510
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Series 2024A, Rev., 5.00%, 9/1/2026	260,000	263,738
Series 2018A, Rev., 5.00%, 9/1/2027	20,000	20,864
Series 2025A, Rev., 5.00%, 9/1/2027	2,370,000	2,472,412
Series 2025A, Rev., 5.00%, 9/1/2028	4,375,000	4,680,742
Total Kansas		31,804,666
Kentucky — 0.6%
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,016,951
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL - RE, Zero Coupon, 10/1/2028	245,000	223,308
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project, Rev., 5.00%, 9/1/2026 (c)	100,000	100,188
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Series 2016A, Rev., 5.00%, 2/1/2027	75,000	75,166
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 3/2/2026 (c)	710,000	714,501
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2026	45,000	45,526
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	620,000	631,644
Series B, Rev., 5.00%, 11/1/2027	890,000	906,286
Series B, Rev., 5.00%, 11/1/2028	670,000	682,824
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000,000	1,046,918
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	1,415,000	1,458,670
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	1,000,000	1,046,918
Kentucky State Property and Building Commission, Project No. 130
Series 2024B, Rev., 5.00%, 11/1/2026	125,000	127,348
Series 2024B, Rev., 5.00%, 11/1/2030	170,000	190,544
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2027	1,850,000	1,932,531
Series A, Rev., 5.00%, 10/1/2028	1,600,000	1,712,929
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2026	2,440,000	2,445,481
Kentucky State Property and Building Commission, Project No. 133
Series A, Rev., 5.00%, 9/1/2026	3,000,000	3,042,234
Series B, Rev., 5.00%, 9/1/2026	3,000,000	3,042,234
Series A, Rev., 5.00%, 9/1/2027	3,000,000	3,126,919
Series A, Rev., 5.00%, 9/1/2029	6,000,000	6,567,505
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2029	1,210,000	1,218,956
Kentucky Turnpike Authority, Revitalization Projects
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	55,490
Series B, Rev., 5.00%, 7/1/2026	115,000	116,024
Series B, Rev., 4.00%, 7/1/2027	205,000	209,712
Series 2016A, Rev., 5.00%, 7/1/2027	650,000	655,748
Series B, Rev., 5.00%, 7/1/2027	30,000	31,081
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	25,000	25,371
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,374
Series 2020D, Rev., 5.00%, 10/1/2029 (c)	3,900,000	4,193,397
Total Kentucky		36,667,778
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	203,180
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	25,000	25,166
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	71,425
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	3,300,000	3,437,473
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	1,017,362
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2028	2,400,000	2,570,266
Series 2024E, GO, 5.00%, 9/1/2029	1,000,000	1,096,424
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	287

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	6,000,000	6,000,000
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	33,900,000	33,900,000
Total Louisiana		48,321,296
Maine — 0.6%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,292
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	32,500,000	32,920,059
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,640,000	1,789,154
Rev., 5.00%, 7/1/2030	1,300,000	1,450,167
State of Maine Series 2017B, GO, 5.00%, 6/1/2026	25,000	25,176
University of Maine System Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,000
Total Maine		36,259,848
Maryland — 1.1%
County of Anne Arundel, GO, 5.00%, 4/1/2027	1,000,000	1,031,379
County of Montgomery Series 2017B, GO, 5.00%, 6/1/2026	20,000	20,142
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System
Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (c)	45,000,000	45,000,000
Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 1.88%, 3/11/2026 (c)	19,550,000	19,550,000
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program
Rev., 5.00%, 5/1/2026 (b)	140,000	140,653
Series 2016, Rev., 5.00%, 5/1/2026 (b)	4,735,000	4,757,079
State of Maryland
Series 2018A, GO, 5.00%, 3/15/2026	85,000	85,089
Series 2A, GO, 5.00%, 8/1/2026	40,000	40,486
Series 2017C, GO, 5.00%, 8/1/2027	35,000	36,454
State of Maryland Department of Transportation Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,422
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
State of Maryland, State and Local Facilities Loan of 2021 Series 2022D, GO, 4.00%, 8/1/2029	60,000	63,668
State of Maryland, State and Local Facilities Loan of 2022 Series 2022C, GO, 5.00%, 3/1/2026	40,000	40,000
Total Maryland		70,790,372
Massachusetts — 3.0%
Berkshire Regional Transit Authority, Rev., RAN, 4.00%, 7/24/2026	1,400,000	1,406,303
City of Brockton, GO, BAN, 5.00%, 10/8/2026	5,000,000	5,076,442
City of New Bedford, GO, BAN, 4.00%, 4/10/2026	2,130,000	2,133,734
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	18,500,000	18,664,126
City of Springfield, GO, BAN, 4.25%, 5/1/2026	9,435,208	9,462,050
Commonwealth of Massachusetts
Series 2016A, GO, 5.00%, 7/1/2026	110,000	111,053
Series 2016B, GO, 5.00%, 7/1/2026	260,000	262,488
Series 2018B, GO, 5.00%, 7/1/2026	25,000	25,239
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,302,374
Commonwealth of Massachusetts, Consolidated Loan of 2025
Series 2025B, GO, 5.00%, 6/1/2028	2,000,000	2,131,226
Series 2025B, GO, 5.00%, 6/1/2029	3,000,000	3,281,652
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	9,100,000	9,215,325
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2027 (b)	145,000	150,845
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	45,410
Series 2016Q, Rev., 5.00%, 7/1/2028	305,000	307,702
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	7,400,000	7,433,903
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	11,400,257	11,528,977
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,484,995	2,490,678
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	8,699,000	8,719,166
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	8,907,094	8,963,100
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	3,628,700	3,652,312
Town of Orange, GO, BAN, 4.00%, 12/17/2026	6,667,450	6,757,261
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	4,000,000	4,000,502
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	5,495,000	5,507,740
Town of Westford, GO, BAN, 4.25%, 4/30/2026	17,720,270	17,773,367
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	3,000,000	3,006,629
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	8,000,000	8,036,652
Total Massachusetts		183,446,256
Michigan — 1.8%
City of Detroit, Unlimited Tax Series 2023A, GO, 5.25%, 5/1/2026	1,000,000	1,003,802
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,632,685
Great Lakes Water Authority Sewage Disposal System, Senior Lien Series 2024A, Rev., 5.00%, 7/1/2026	150,000	151,374
Great Lakes Water Authority Water Supply System, Senior Lien
Series C, Rev., 5.00%, 7/1/2028	25,000	25,225
Series C, Rev., 5.00%, 7/1/2029	50,000	50,444
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	45,000	45,408
Series C, Rev., 5.00%, 7/1/2026	125,000	126,145
Michigan Finance Authority, Beaumont Spectrum Series 2022A, Rev., 5.00%, 4/15/2027	50,000	51,529
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	100,000	101,748
Rev., 5.00%, 11/15/2027	575,000	584,266
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,452
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,359
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	712,913
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	62,752
Series 2015MI, Rev., 5.50%, 12/1/2027	2,130,000	2,145,763
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	45,921
Series 2017MI, Rev., 5.00%, 12/1/2027	195,000	201,591
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,441
Series 2015MI, Rev., 5.50%, 12/1/2028	45,000	45,471
Michigan State Building Authority
Series 2020I, Rev., 5.00%, 4/15/2028	45,000	47,657
Series 2016I, Rev., 5.00%, 10/15/2030	1,380,000	1,403,287
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.98%, 3/11/2026 (c)	33,000,000	33,000,000
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,451
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 1.98%, 3/11/2026 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	3,550,000	3,618,213
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	11,250,000	11,251,768
Series 2024A, Rev., 3.70%, 4/1/2030	14,385,000	14,390,305
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,707,285
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.03%, 3/2/2026 (c) (e)	30,000,000	30,000,000
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	55,055
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	214,219
Total Michigan		111,402,529
Minnesota — 2.0%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017A, Rev., 5.00%, 11/15/2028	35,000	36,005
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	289

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
City of Minneapolis, Allina Health System Series 2023A, Rev., 5.00%, 11/15/2028 (c)	55,000	58,605
City of Rochester, Health Care Facilities, Mayo Clinic Series 2008A, Rev., VRDO, 1.60%, 3/11/2026 (c)	22,000,000	22,000,000
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	281,129
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	55,235
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,054
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,753,363
Series 2019B, COP, 5.00%, 2/1/2028	395,000	413,602
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.46%, 3/6/2026 (d)	15,000,000	14,991,372
Minnesota Public Facilities Authority State Revolving Fund
Series 2016A, Rev., 5.00%, 3/1/2026	125,000	125,000
Series 2023A, Rev., 5.00%, 3/1/2026	40,000	40,000
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021A, GO, 4.00%, 2/1/2029	255,000	266,487
State of Minnesota
Series 2025B, GO, 5.00%, 8/1/2027	2,535,000	2,639,559
Series 2025E, GO, 5.00%, 8/1/2027	14,890,000	15,504,157
Series 2023B, GO, 5.00%, 8/1/2029	250,000	273,375
State of Minnesota, Various Purpose
Series 2019A, GO, 5.00%, 8/1/2026	25,000	25,302
Series 2025A, GO, 5.00%, 8/1/2027	10,000,000	10,412,463
Series 2025D, GO, 5.00%, 8/1/2027	48,305,000	50,297,403
Series 2020A, GO, 5.00%, 8/1/2029	225,000	246,037
Series 2018A, GO, 5.00%, 8/1/2030	2,820,000	3,009,656
University of Minnesota Series 2015A, Rev., 5.00%, 8/1/2026	80,000	80,172
Total Minnesota		123,558,976
Mississippi — 0.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2007B, Rev., VRDO, 2.07%, 3/2/2026 (c)	20,000,000	20,000,000
Mississippi Business Finance Corp., Waste Management, Inc., Project, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,235,150
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — continued
Mississippi Development Bank, Department of Corrections East Correctional Facility Refunding Bonds Project Series C, Rev., 5.00%, 8/1/2027	40,000	41,479
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,378
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024A, Rev., 5.00%, 1/1/2028	2,020,000	2,121,138
Series 2024A, Rev., 5.00%, 1/1/2029	2,000,000	2,153,313
State of Mississippi
Series 2018A, GO, 5.00%, 11/1/2026 (b)	35,000	35,678
Series 2016B, GO, 5.00%, 12/1/2026 (b)	45,000	45,981
Series 2017A, GO, 5.00%, 10/1/2027 (b)	25,000	26,150
Total Mississippi		25,694,267
Missouri — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	140,000	142,176
City of Kansas City
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	62,383
Series 2018A, GO, 5.00%, 2/1/2028	50,000	52,643
City of Kansas City Sanitary Sewer System Series 2016A, Rev., 5.00%, 1/1/2028	30,000	30,064
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	450,924
City of Springfield Public Utility, Rev., 5.00%, 8/1/2026	3,090,000	3,122,987
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	78,219
County of Dunklin, Rev., 3.00%, 12/1/2026	400,000	401,426
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,188,949
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,610,884
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,220,334
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.03%, 5/1/2026 (c)	7,610,000	7,629,963
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group
Series 2025B, Rev., 5.00%, 11/15/2027	1,000,000	1,041,821
Series 2025B, Rev., 5.00%, 11/15/2028	1,500,000	1,597,828
Series 2025B, Rev., 5.00%, 11/15/2030	1,860,000	2,058,597
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	25,772
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	218,669
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	176,003
Series 2023A, Rev., 5.00%, 6/1/2028 (c)	975,000	1,023,004
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	220,000	221,168
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc., Rev., 5.00%, 11/15/2029	395,000	397,104
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,165,000	1,244,386
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	100,000	100,475
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	20,900,000	22,187,133
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	20,942
Series 2023, Rev., 5.00%, 1/1/2029	200,000	214,704
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	9,750,000	9,757,102
Missouri State Board of Public Buildings Series 2020B, Rev., 5.00%, 10/1/2026	40,000	40,629
St. Louis County Library District, COP, 4.00%, 4/1/2027	2,010,000	2,011,642
Total Missouri		79,327,931
Nebraska — 0.1%
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	20,000	20,275
Series 2016, Rev., 5.00%, 9/1/2026	55,000	55,757
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,033
Series 2020A, Rev., 5.00%, 9/1/2027	115,000	119,758
Rev., 5.00%, 9/1/2028	25,000	25,679
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,073
Series C, Rev., 5.00%, 1/1/2028	20,000	20,041
Series 2023A, Rev., 5.00%, 7/1/2028	375,000	394,028
Omaha Public Power District
Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,092
Series 2025C, Rev., 5.00%, 2/1/2028	4,505,000	4,750,962
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,756,213
Total Nebraska		8,274,911
Nevada — 0.8%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2026	115,000	115,247
Series 2016B, GO, 5.00%, 6/15/2026	150,000	151,204
Series 2017A, GO, 5.00%, 6/15/2026	500,000	504,012
Series 2021C, GO, 5.00%, 6/15/2026	55,000	55,441
Series 2025B, GO, 5.00%, 6/15/2027	30,500,000	31,595,697
Series 2017C, GO, 5.00%, 6/15/2028	300,000	314,758
Series 2019A, GO, A.G., 5.00%, 6/15/2029	25,000	25,889
Clark County School District, Limited Tax, Various Purpose
Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,042
Series 2024C, GO, 5.00%, 6/15/2027	1,400,000	1,450,294
County of Clark
Rev., 5.00%, 7/1/2026	50,000	50,468
Series 2016B, GO, 5.00%, 11/1/2026	85,000	86,605
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,557,427
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	141,274
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	70,637
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax
Rev., 5.00%, 7/1/2026	2,500,000	2,523,379
Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,234
County of Clark, Limited Tax
GO, 5.00%, 6/1/2026	100,000	100,697
Series 2016A, GO, 5.00%, 11/1/2027	600,000	602,659
Series 2016B, GO, 5.00%, 11/1/2027	3,000,000	3,053,997
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	291

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2026	75,000	75,701
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	205,000	206,865
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2029	135,000	143,736
County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2029	215,000	231,816
Las Vegas Valley Water District
Series 2016B, GO, 5.00%, 6/1/2026	20,000	20,135
Series 2018B, GO, 5.00%, 6/1/2026	360,000	362,592
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	2,905,000	2,953,579
State of Nevada, Capital Improvement and Cultural Affairs
Series 2025A, GO, 5.00%, 4/1/2026	480,000	481,098
Series 2020A, GO, 5.00%, 5/1/2027	50,000	51,677
Truckee Meadows Water Authority
Series 2017, Rev., 5.00%, 7/1/2026	150,000	151,398
Rev., 5.00%, 7/1/2027	1,000,000	1,037,155
Total Nevada		48,240,713
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,021,758
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,007,253
Total New Hampshire		4,029,011
New Jersey — 12.4%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	23,000,000	23,083,412
Rev., GTD, 4.00%, 10/14/2026	17,000,000	17,172,331
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	10,000,000	10,030,404
Borough of Demarest, GO, BAN, 4.50%, 3/11/2026	8,080,000	8,083,781
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	14,130,000	14,148,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	6,631,872	6,634,055
Borough of Point Pleasant Beach, GO, BAN, 4.00%, 11/6/2026	7,530,000	7,612,107
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	9,081,000	9,189,496
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	22,800,000	23,087,528
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	17,950,000	18,188,421
City of East Orange, GO, BAN, 4.00%, 10/14/2026	16,840,900	17,015,820
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	10,700,000	10,762,031
Series 2025C, GO, BAN, 4.00%, 10/20/2026	26,600,000	26,877,169
City of Sea Isle City, GO, BAN, 4.00%, 10/15/2026	24,660,000	24,931,233
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	11,200,000	11,307,006
City of Woodbury Series 2025A, GO, BAN, 4.00%, 12/9/2026	7,654,800	7,747,788
Hudson County Improvement Authority, Courthouse Project
Series 2020, Rev., 5.00%, 10/1/2026	195,000	198,055
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,295
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	15,000,000	15,075,187
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	13,000,000	13,055,895
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	13,000,000	13,230,351
Marlboro Township Board of Education, GO, 4.00%, 7/15/2026	5,345,031	5,378,161
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	24,545,000	24,556,399
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	40,324
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,742
SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,085,334
New Jersey Economic Development Authority, RWJ Barnabas Health Series 1997A, Rev., NATL - RE, Zero Coupon, 7/1/2026 (b)	2,330,000	2,310,578
New Jersey Economic Development Authority, School Facilities Construction
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,000
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,751,472
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,552,529
Series AAA, Rev., 5.00%, 12/15/2026 (b)	75,000	76,732
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,021
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,656,961
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	68,626
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,073
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	1,000,000	1,008,884
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	55,486
Series 2016A, Rev., 5.00%, 7/1/2029	140,000	141,167
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated, Rev., 5.00%, 7/1/2026	50,000	50,438
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2026	1,125,000	1,129,224
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,390
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.95%, 6/2/2026 (c)	16,000,000	16,084,346
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 12/15/2028 (b)	155,000	167,437
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	373,513
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	65,478
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2021A, Rev., 5.00%, 6/15/2026	100,000	100,786
Series 2018A, Rev., 5.00%, 12/15/2026	25,000	25,545
Series 2019A, Rev., 5.00%, 12/15/2026	150,000	153,268
Series 2018A, Rev., 5.00%, 12/15/2027	70,000	73,446
Series 2019A, Rev., 5.00%, 12/15/2027	30,000	31,477
Series 2021A, Rev., 5.00%, 6/15/2028	25,000	26,563
Series 2021A, Rev., 5.00%, 6/15/2029	25,000	27,212
Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	7,000,000	6,187,683
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,781
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	42,064
Series 2024A, Rev., 5.00%, 1/1/2030	2,235,000	2,469,736
State of New Jersey
GO, 4.00%, 6/1/2027 (b)	45,000	46,041
GO, 5.00%, 6/1/2027	20,000	20,751
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	400,000	402,955
Series 2020A, GO, 5.00%, 6/1/2028	365,000	388,733
Series 2020A, GO, 5.00%, 6/1/2029	50,000	54,569
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	485,000	487,759
Series 2018A, Rev., 5.00%, 6/1/2027	720,000	741,384
Town of Morristown, GO, BAN, 4.25%, 6/2/2026	6,360,110	6,387,869
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	8,066,000	8,119,495
Township of Cherry Hill, GO, BAN, 4.00%, 11/23/2026	29,863,179	30,251,857
Township of Edison, GO, BAN, 4.00%, 11/5/2026	25,870,000	26,172,019
Township of Hamilton
GO, BAN, 4.25%, 6/5/2026	8,150,000	8,185,904
GO, BAN, 4.00%, 10/7/2026	37,000,000	37,376,308
Township of Hillside, GO, BAN, 4.00%, 12/15/2026	8,524,914	8,623,465
Township of Livingston, GO, BAN, 4.00%, 12/3/2026	35,635,000	36,117,313
Township of Logan, GO, BAN, 4.00%, 10/2/2026	15,289,000	15,435,337
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	293

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Lopatcong, GO, BAN, 4.25%, 3/27/2026	4,959,127	4,963,745
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	17,123,054	17,179,276
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	12,811,000	12,945,180
Township of Montville, GO, BAN, 4.00%, 11/3/2026	13,474,000	13,631,779
Township of Nutley, GO, BAN, 4.25%, 3/13/2026	8,000,000	8,004,160
Township of Parsippany-Troy Hills, GO, BAN, 4.00%, 10/27/2026	36,190,000	36,610,083
Township of Piscataway, GO, BAN, 4.00%, 10/29/2026	21,721,675	21,977,467
Township of Teaneck, GO, BAN, 4.00%, 12/14/2026	31,400,000	31,810,929
Township of Washington, GO, BAN, 4.25%, 7/2/2026	7,420,189	7,461,820
Township of Wayne, GO, 4.00%, 10/28/2026	9,280,000	9,388,191
Township of West Deptford, GO, 3.00%, 9/1/2026	100,000	100,048
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	25,670,000	25,969,664
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	44,917,000	45,378,199
Total New Jersey		762,543,730
New Mexico — 0.4%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	100,000	100,918
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2017, Rev., 5.00%, 7/1/2026	150,000	151,378
Rev., 5.00%, 7/1/2027	1,075,000	1,114,222
Albuquerque Municipal School District No. 12, GO, 5.00%, 8/1/2028	1,000,000	1,011,288
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2026	175,000	176,463
Series 2021A, Rev., 5.00%, 6/15/2026	1,830,000	1,845,294
Series 2021A, Rev., 5.00%, 6/15/2030	45,000	50,290
New Mexico Finance Authority, Subordinate Lien Public Project Series 2025C, Rev., 5.00%, 12/15/2026	7,550,000	7,724,636
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — continued
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2025G-2, Class I, Rev., GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (c)	9,000,000	9,003,154
State of New Mexico Severance Tax Permanent Fund
Series 2023, GO, 5.00%, 3/1/2026	395,000	395,000
Series 2017A, Rev., 5.00%, 7/1/2026	40,000	40,383
Series 2020A, Rev., 5.00%, 7/1/2026	985,000	994,425
Series 2022A, Rev., 5.00%, 7/1/2026	4,580,000	4,623,826
Series 2020A, Rev., 5.00%, 7/1/2029	25,000	27,249
State of New Mexico, Capital Projects Series A, GO, 5.00%, 3/1/2026	50,000	50,000
Total New Mexico		27,308,526
New York — 13.1%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	17,765,000	17,854,724
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	5,000,000	5,027,605
Avoca Central School District, GO, BAN, 4.25%, 6/25/2026	8,105,000	8,140,196
Barker Central School District Series 2025A, GO, BAN, 4.00%, 6/18/2026	1,000,000	1,004,427
Bath Central School District, GO, BAN, 4.00%, 6/26/2026	1,000,000	1,003,968
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	6,600,000	6,634,683
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	10,199,710	10,251,225
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,394,698
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	7,800,000	7,835,193
City of Albany, GO, BAN, 4.25%, 3/20/2026	30,000,000	30,025,077
City of Hudson, GO, BAN, 4.25%, 6/18/2026	7,560,000	7,590,967
City of New York, Fiscal Year 2008 Series 2008L-6, GO, 5.00%, 4/1/2028	30,000	31,769
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2026	5,000	5,000
City of New York, Fiscal Year 2016
Series E, GO, 5.00%, 8/1/2026	1,035,000	1,047,411
Series C, GO, 5.00%, 8/1/2027	170,000	170,362
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (c)	40,000,000	40,000,000
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2027	40,000	40,456
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2029	130,000	131,511
City of New York, Fiscal Year 2018 Series 2018A, GO, 5.00%, 8/1/2027	25,000	26,025
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2028	30,000	32,047
City of New York, Fiscal Year 2021
Series 2021C, GO, 5.00%, 8/1/2026	80,000	80,959
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2027	20,000	20,820
City of New York, Fiscal Year 2022 Series 2022C, GO, 5.00%, 8/1/2026	50,000	50,600
City of New York, Fiscal Year 2023 Series 2023-1, GO, 5.00%, 8/1/2027	270,000	281,075
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,402,113
City of New York, Fiscal Year 2025
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	175,000	177,528
Series 2018A, GO, 5.00%, 8/1/2029	30,000	32,862
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	6,500,000	7,259,444
City of Utica, GO, BAN, 4.00%, 1/22/2027	13,980,488	14,144,401
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	9,790,000	9,839,445
County of Nassau Series 2016B, GO, 5.00%, 10/1/2028	50,000	50,759
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	21,132,178	21,243,445
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	10,492,486	10,546,023
Depew Union Free School District, GO, BAN, 4.00%, 10/28/2026	20,160,000	20,397,678
Elba Central School District, GO, BAN, 4.25%, 6/18/2026	11,000,000	11,053,722
Empire State Development Corp., State Personal Income Tax
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	110,000	110,118
Series 2017C, Rev., 5.00%, 3/15/2026	105,000	105,110
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	7,235,000	7,271,774
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	20,000,000	20,100,564
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	17,170,000	17,251,001
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	9,300,000	9,345,655
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	7,000,000	7,031,583
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	10,072,658	10,118,015
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	8,876,000	8,917,488
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	4,457,500	4,478,099
Monticello Central School District, GO, BAN, 4.00%, 6/26/2026	4,200,000	4,217,872
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 1.75%, 3/11/2026 (c)	20,600,000	20,600,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., A.G., 5.00%, 1/1/2027	500,000	510,555
Series 2021A, Rev., A.G., 5.00%, 1/1/2028	1,250,000	1,308,216
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-2, Rev., VRDO, LIQ : Barclays Bank plc, 1.75%, 3/11/2026 (c)	35,000,000	35,000,000
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020CC-1, Rev., 5.00%, 6/15/2026	60,000	60,498
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (c)	65,000,000	65,000,000
New York City Transitional Finance Authority Building Aid Series 2019S-3A, Rev., 5.00%, 7/15/2026	95,000	96,000
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018
Series S-1, Rev., 5.00%, 7/15/2029	20,000	20,794
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	295

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series S-1, Rev., 5.00%, 7/15/2031	1,775,000	1,844,111
New York City Transitional Finance Authority Future Tax Secured
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	55,000	56,070
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	35,939
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.86%, 3/11/2026 (c)	40,000,000	40,000,000
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2021
Series 2021F-1, Rev., 5.00%, 11/1/2026	200,000	203,890
Series 2021G-1, Rev., 5.00%, 11/1/2028	35,000	37,572
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2028	6,000,000	6,440,951
Series 2026C, Rev., 5.00%, 11/1/2028	1,310,000	1,406,274
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2030	3,500,000	3,930,557
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	36,382
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	30,919
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	130,000	132,529
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	21,470
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	5,000,000	5,299,841
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,928,072
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,075,000	2,175,841
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2028	9,170,000	9,843,921
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,891,439
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	2,755,000	3,028,865
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,919,842
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,500,000	1,525,435
Series 2023D, Rev., A.G., 5.00%, 10/1/2027	25,000	26,159
Series 2018-1, Rev., 5.00%, 1/15/2028	110,000	115,976
Series 2016A, Rev., 5.00%, 7/1/2029	30,000	30,267
New York State Dormitory Authority, Health Facilities Improvement Program Lease Series 2018-1, Rev., 5.00%, 1/15/2029	55,000	57,685
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,052
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,084
New York State Dormitory Authority, New York University Series 2016A, Rev., 5.00%, 7/1/2026	35,000	35,327
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B-3, Rev., 5.00%, 5/1/2026 (c)	3,125,000	3,130,698
New York State Dormitory Authority, Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	115,000	116,804
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,550,000	1,621,867
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,420
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500,000	2,615,914
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,170,000	1,257,037
New York State Dormitory Authority, State Personal Income Tax
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	75,092
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2027	110,000	113,932
SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	70,000	70,069
Series 2022A, Rev., 5.00%, 3/15/2027 (b)	20,000	20,570
Series 2025C, Rev., 5.00%, 3/15/2031	8,900,000	10,128,667
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	50,000	50,749
Series 2016A, Rev., 5.00%, 3/15/2028	30,000	30,445
New York State Dormitory Authority, Touro College and University System Group, Rev., 5.00%, 1/3/2028 (b)	550,000	577,589
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2015D, Rev., 5.00%, 9/15/2026	50,000	50,110
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.97%, 3/6/2026 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	3,021,456
New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,021
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	7,019,000	7,055,262
Series 2025B, GO, BAN, 4.25%, 7/17/2026	7,400,000	7,443,158
Pembroke Central School District, GO, BAN, 3.75%, 12/11/2026	22,000,000	22,236,146
Port Authority of New York and New Jersey, Consolidated
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,639,503
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,308
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,444
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	500,000	500,476
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	12,500,000	12,560,456
Ridge Road Fire District, GO, BAN, 4.00%, 10/21/2026	4,700,000	4,744,669
Romulus Central School District, GO, BAN, 4.00%, 6/26/2026	1,000,000	1,004,575
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Sidney Central School District, GO, BAN, 4.25%, 6/26/2026	8,980,000	9,020,517
Town of Amherst, GO, BAN, 4.00%, 10/28/2026	12,930,000	13,080,725
Town of Colonie Series 2025A, GO, BAN, 4.00%, 3/6/2026	1,215,000	1,215,208
Town of Cornwall, GO, BAN, 4.25%, 4/30/2026	8,545,000	8,567,183
Town of Harrison Series 2025B, GO, BAN, 3.75%, 12/2/2026	4,070,000	4,110,861
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	8,747,000	8,849,294
Town of Milton, GO, BAN, 4.00%, 7/24/2026	7,000,000	7,025,330
Town of Stillwater, GO, BAN, 4.25%, 5/29/2026	5,020,000	5,040,538
Triborough Bridge and Tunnel Authority
Series 2025A, Rev., BAN, 5.00%, 5/15/2026	47,320,000	47,593,694
Series 2023B-2, Rev., 5.00%, 11/15/2026	25,000	25,520
Series B, Rev., 5.00%, 11/15/2026	75,000	76,561
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2016A, Rev., 5.00%, 11/15/2026	30,000	30,176
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,520
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,517
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,009,546
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2016-1E, Rev., 4.00%, 4/1/2026	95,000	95,142
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2026 (b)	145,000	146,318
Village of Fairport, GO, BAN, 4.25%, 5/29/2026	5,631,750	5,655,352
Village of Scotia, GO, BAN, 4.25%, 6/26/2026	10,585,000	10,634,476
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	5,950,000	5,975,391
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	17,230,000	17,315,688
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	297

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	3,615,000	3,634,802
Wilson Central School District, GO, BAN, 4.25%, 6/24/2026	6,723,684	6,756,054
Total New York		807,747,880
North Carolina — 0.5%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	3,440,000	3,680,900
City of Charlotte Series 2021A, GO, 5.00%, 6/1/2026	100,000	100,714
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	50,478
City of Durham, Rev., 5.00%, 10/1/2026	115,000	116,929
City of Raleigh Combined Enterprise System Series 2016A, Rev., 5.00%, 3/1/2027	1,475,000	1,517,620
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	85,000	89,093
County of New Hanover, New Hanover Regional Medical Center
Rev., 5.00%, 10/1/2027 (b)	75,000	78,295
Series 2017, Rev., 5.00%, 10/1/2027 (b)	110,000	114,832
County of Wake
Series 2021, Rev., 5.00%, 3/1/2026	80,000	80,000
Series 2020A, GO, 5.00%, 4/1/2026	70,000	70,162
County of Wake, Hospital System, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	30,000	30,498
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	15,500,000	15,500,000
North Carolina Municipal Power Agency No. 1
Series 2016A, Rev., 5.00%, 1/1/2027	45,000	45,410
Series 2016A, Rev., 5.00%, 1/1/2028	230,000	232,066
Series 2016A, Rev., 5.00%, 1/1/2029	870,000	877,650
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2027	1,835,000	1,839,458
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series 2017, Rev., A.G., 5.00%, 1/1/2028	500,000	510,266
State of North Carolina
Series 2022A, Rev., 5.00%, 5/1/2026	100,000	100,467
Series 2025B, Rev., 5.00%, 5/1/2026	1,500,000	1,507,002
Series 2026A, GO, 5.00%, 6/1/2026 (f)	1,300,000	1,309,069
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
Series 2025B, Rev., 5.00%, 5/1/2027	1,500,000	1,550,314
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,997
Total North Carolina		29,411,220
North Dakota — 0.0% ^
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	124,007
North Dakota Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2027	195,000	203,885
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,435,603
Total North Dakota		2,763,495
Ohio — 4.8%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	473,751
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	491,020
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350,000	5,384,652
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,601
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	73,446
Central Ohio Solid Waste Authority, GO, BAN, 4.00%, 10/28/2026	7,000,000	7,074,809
City of Cleveland, various Purpose, GO, BAN, 4.00%, 12/9/2026	7,045,000	7,137,111
City of Columbus Series 2016A, GO, 4.00%, 8/15/2026	90,000	90,117
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,820,340
City of Columbus, Various Purpose, Unlimited Tax
Series 2025-1, GO, 5.00%, 4/1/2026	3,425,000	3,432,861
Series 2025-2, GO, 5.00%, 4/1/2027	2,580,000	2,660,678
Series 2025A, GO, 5.00%, 10/1/2027	2,260,000	2,362,947
Series 2017-1, GO, 5.00%, 4/1/2029	7,010,000	7,323,618
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/15/2026	8,400,000	8,511,003
City of Huber Heights, Income Tax, Rev., BAN, 4.25%, 6/25/2026	5,750,000	5,777,565
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	10,000,000	10,070,868
SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
City of Hudson, Limited Tax, GO, BAN, 4.00%, 12/11/2026	35,300,000	35,781,467
City of Macedonia, Various Purpose, GO, BAN, 4.00%, 1/26/2027	4,500,000	4,549,900
City of North Olmsted, Various Purpose, GO, BAN, 4.00%, 6/24/2026 (e)	2,875,000	2,886,660
City of Strongsville, First Station Construction, GO, 4.00%, 12/9/2026	3,500,000	3,544,402
Columbus-Franklin County Finance Authority, Multi Family Housing Westerville Crossing Apartments Series 2024B, Rev., 5.00%, 12/1/2027 (c)	1,400,000	1,452,752
County of Allen Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	815,000	845,472
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2025C, Rev., VRDO, LOC : PNC Bank NA, 1.88%, 3/11/2026 (c)	17,830,000	17,830,000
Series 2017A, Rev., 5.00%, 8/1/2026	20,000	20,221
County of Cuyahoga, Convention Hotel Project, COP, 5.00%, 12/1/2026	5,750,000	5,858,194
County of Franklin Sales Tax, Various Purpose, Rev., 5.00%, 6/1/2027	30,000	31,062
County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., 2.62%, 5/1/2026 (c)	4,500,000	4,500,892
County of Hamilton Sales Tax
Rev., BAN, 5.00%, 12/1/2026	41,800,000	42,598,230
Series 2016A, Rev., 5.00%, 12/1/2029	1,480,000	1,511,956
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2026	670,000	684,116
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	25,000	26,008
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/12/2026	6,270,000	6,310,970
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	308,067
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	4,000,000	4,034,840
Miami University Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,341
Monroe Local School District, GO, BAN, 4.00%, 12/2/2026	7,300,000	7,384,114
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	3,000,000	3,000,645
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 2.11%, 3/12/2026 (d)	5,500,000	5,471,737
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 1.95%, 3/2/2026 (c)	15,000,000	15,000,000
Ohio State University (The)
Series 2020A, Rev., 5.00%, 12/1/2026	35,000	35,740
Series 2020A, Rev., 5.00%, 12/1/2027	100,000	104,921
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	181,280
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	30,650
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015A, Rev., 5.00%, 6/1/2026	55,000	55,391
Series 2020B, Rev., 5.00%, 12/1/2029	30,000	33,142
State of Ohio
Series U, GO, 5.00%, 5/1/2026	70,000	70,333
Series A, Rev., 5.00%, 6/1/2026	175,000	176,223
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2025A, Rev., 5.00%, 12/1/2027	4,890,000	5,132,456
Series 2025A, Rev., 5.00%, 12/1/2028	6,060,000	6,522,962
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/2/2026 (c)	10,000,000	10,000,000
State of Ohio, Conservation Projects Series 2025A, GO, 5.00%, 9/1/2027	3,450,000	3,601,165
State of Ohio, Full Faith and Credit Highway User Receipt Series V, GO, 5.00%, 5/1/2026	100,000	100,475
State of Ohio, Higher Education Series 2025D, GO, 5.00%, 11/1/2027	12,085,000	12,672,309
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	40,000	40,484
Series 2021B, GO, 5.00%, 2/1/2027	20,000	20,537
Series 2025A, GO, 5.00%, 3/1/2029	11,500,000	12,463,654
Series 2025A, GO, 5.00%, 3/1/2030	7,500,000	8,322,790
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2029	115,000	115,922
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	299

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,266,006
Series 2024-1, Rev., 5.00%, 12/15/2029	1,605,000	1,771,040
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	100,699
Series 2025A, Rev., 5.00%, 2/1/2027	1,750,000	1,795,672
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	79,708
Series 2025A, Rev., 5.00%, 2/1/2029	2,500,000	2,696,645
State of Ohio, State Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2026	50,000	50,385
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,448
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,448
Total Ohio		295,848,918
Oklahoma — 1.1%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,057,536
Canadian County Independent School District No. 69 Mustang
Series 2024C, GO, 4.00%, 6/1/2026	2,565,000	2,574,651
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,598,557
City of Oklahoma City
GO, 5.00%, 3/1/2027	4,070,000	4,182,258
Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,156,030
GO, 5.00%, 3/1/2028	50,000	52,858
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,793,653
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,625
Series 2016A, Rev., 5.00%, 6/1/2026	170,000	171,093
Series 2016A, Rev., 5.00%, 6/1/2027	145,000	147,751
Series 2016A, Rev., 5.00%, 6/1/2028	55,000	56,072
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,184
Oklahoma County Independent School District No. 89 Oklahoma City Series 2026A, GO, 4.00%, 7/1/2029	10,400,000	10,937,996
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 2.30%, 3/11/2026 (c)	12,610,000	12,610,000
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	20,000	20,437
Oklahoma State University Series 2020A, Rev., 5.00%, 9/1/2027	760,000	789,398
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017D, Rev., 5.00%, 1/1/2028	70,000	73,518
Tulsa County Independent School District No. 1 Tulsa
Series 2025A, GO, 4.00%, 4/1/2028	4,325,000	4,473,126
Series 2025A, GO, 3.50%, 4/1/2029	5,230,000	5,388,523
Series 2025A, GO, 4.00%, 4/1/2030	5,225,000	5,563,366
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	8,560,000	8,836,093
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019A, Rev., 5.00%, 9/1/2027	170,000	176,573
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project
Rev., 5.00%, 9/1/2026	1,000,000	1,012,275
Rev., 5.00%, 9/1/2027	545,000	565,011
Rev., 5.00%, 9/1/2028	1,000,000	1,062,598
Rev., 5.00%, 9/1/2029	1,600,000	1,737,823
Rev., 5.00%, 9/1/2030	1,000,000	1,107,651
Total Oklahoma		69,475,656
Oregon — 0.2%
City of Portland Sewer System Series 2019A, Rev., 5.00%, 3/1/2026	115,000	115,000
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	50,000
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500,000	1,556,103
Oregon State Facilities Authority, Reed College Project Series 2017A, Rev., 4.00%, 7/1/2027 (b)	125,000	127,918
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2027	2,000,000	2,082,207
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	5,315,000	5,533,466
SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019D, GO, 5.00%, 6/1/2026	50,000	50,357
State of Oregon, Article XI-Q State Project Series 2023A, GO, 5.00%, 5/1/2026	25,000	25,118
State of Oregon, Interstate 5 Bridge Replacement Project Series 2025E, GO, 5.00%, 5/15/2027	2,645,000	2,737,613
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2027	60,000	62,481
Series 2018A, Rev., 5.00%, 10/1/2028	100,000	105,317
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2017A, Rev., 5.00%, 9/1/2026 (b)	960,000	973,548
Total Oregon		13,419,128
Pennsylvania — 4.1%
Allegheny County Higher Education Building Authority, Robert Morris University
Rev., 5.00%, 10/15/2026 (b)	1,115,000	1,133,542
Rev., 5.00%, 10/15/2027 (b)	4,670,000	4,872,460
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2026	70,000	70,000
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	1,930,000	1,933,414
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	110,000	111,026
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	50,639
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	200,000	200,877
Series 2017A, GO, 5.00%, 8/1/2026	85,000	85,950
Series 2025C, GO, 5.00%, 8/1/2027	3,060,000	3,177,020
Series 2019B, GO, 5.00%, 2/1/2028	150,000	157,874
Series 2021A, GO, 5.00%, 5/1/2028	90,000	95,285
Series 2025C, GO, 5.00%, 8/1/2030	5,425,000	6,030,584
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	2,710,000	2,715,172
Series 2019A, GO, 5.00%, 8/1/2026	195,000	197,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2027	155,000	159,982
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	940,000	945,941
Rev., 5.00%, 6/1/2027	1,350,000	1,395,504
Rev., 5.00%, 6/1/2028	2,795,000	2,960,697
Rev., 5.00%, 6/1/2029	5,440,000	5,751,411
Rev., 5.00%, 6/1/2030	3,445,000	3,636,673
Commonwealth of Pennsylvania
Series 2015, GO, A.G., 5.00%, 2/28/2026	675,000	675,000
GO, 5.00%, 9/15/2026	20,000	20,315
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,315
GO, 5.00%, 1/1/2027	1,105,000	1,131,553
Series 2018A, COP, 5.00%, 7/1/2027	50,000	51,761
Series 2016, GO, 5.00%, 9/15/2027	1,325,000	1,345,337
Series 2018A, COP, 5.00%, 7/1/2028	440,000	462,101
Series 2025A, GO, 5.00%, 8/15/2028	18,000,000	19,230,926
Series 2025B, GO, 5.00%, 8/15/2028	6,250,000	6,677,405
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2027	340,000	345,993
Series C-75, GO, 5.00%, 11/1/2028	5,475,000	5,568,069
County of Bucks Series 2017, GO, 5.00%, 6/1/2026	40,000	40,283
County of Luzerne
GO, A.G., 5.00%, 6/15/2026	3,000,000	3,022,718
GO, A.G., 5.00%, 6/15/2027	2,100,000	2,172,019
GO, A.G., 5.00%, 6/15/2028	3,500,000	3,722,539
Delaware County Authority, Cabrini University Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,892,511
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	30,000,000	30,000,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,167
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	13,940,000	14,112,396
Series 2020C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,685,261
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	3,400,000	3,682,143
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	301

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2010B, Rev., 3.00%, 4/1/2026 (c)	1,625,000	1,625,523
Series 2019A, Rev., AMT, 3.25%, 4/15/2026 (c)	3,000,000	3,000,524
Series 2019B-1, Rev., AMT, 3.25%, 4/15/2026 (c)	1,750,000	1,750,284
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Rev., 5.00%, 3/15/2026	255,000	255,229
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,446
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,258
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., AMT, 3.00%, 5/1/2026 (c)	3,500,000	3,500,654
Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (c)	13,000,000	13,009,108
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (c)	5,100,000	5,116,184
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2019, Rev., 5.00%, 8/15/2028	30,000	31,995
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2027	75,000	75,938
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/11/2026 (c)	38,000,000	38,000,000
Series B-2, Rev., 5.00%, 6/1/2026	275,000	276,880
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,131
Series 2016A-1, Rev., 5.00%, 12/1/2027	150,000	151,013
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	147,821
Series B-2, Rev., 5.00%, 6/1/2028	30,000	31,036
Series 2016A-1, Rev., 5.00%, 12/1/2028	50,000	50,338
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	43,066
Series 2024A, Rev., 5.00%, 12/1/2028	20,000	21,533
Rev., 5.00%, 12/1/2029	75,000	80,862
Series 2017, Rev., 5.00%, 12/1/2029	465,000	487,443
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,202
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	127,619
Series B, Rev., 5.00%, 12/1/2028	20,000	20,393
Series A, Rev., 5.00%, 12/1/2029	500,000	510,480
Series B, Rev., 5.00%, 12/1/2029	20,000	20,391
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., A.G., 5.25%, 7/15/2027	20,000	20,844
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	178,229
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	5,530,000	5,566,232
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/11/2026 (c)	16,600,000	16,600,000
Series 2019, Rev., 5.00%, 10/1/2026	205,000	208,104
Series 2019, Rev., 5.00%, 10/1/2027	305,000	318,068
Series 2019, Rev., 5.00%, 10/1/2028	50,000	53,437
Series 2019, Rev., 5.00%, 10/1/2029	400,000	437,508
Philadelphia Authority for Industrial Development, Multi Family Housing University Square Apartments Projects, Rev., 5.00%, 12/1/2026 (b)	9,000,000	9,163,821
Philadelphia Authority for Industrial Development, University Square Apartments Projects Based Section 8, Class III, Rev., 5.25%, 12/1/2026 (b) (e)	2,700,000	2,754,107
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	177,711
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	192,928
Series 14TH, Rev., 5.00%, 10/1/2029	120,000	121,856
Pittsburgh Water and Sewer Authority Series 2017A, Rev., A.G., 5.00%, 9/1/2026	1,500,000	1,520,436
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2026	350,000	354,770
Series F, GO, 5.00%, 9/1/2027	10,025,000	10,157,328
Series F, GO, 5.00%, 9/1/2028	50,000	50,676
Series F, GO, 5.00%, 9/1/2029	30,000	30,407
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 3/1/2026	250,000	250,000
Rev., 5.00%, 6/1/2026	150,000	151,010
SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2020, Rev., 5.00%, 6/1/2026	240,000	241,616
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,753
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	70,000	70,471
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., A.G., 4.00%, 12/1/2026 (b)	15,000	15,208
Total Pennsylvania		250,767,914
Rhode Island — 0.4%
Rhode Island Commerce Corp., Department of Transportation
Series 2020A, Rev., 5.00%, 5/15/2026	25,000	25,130
Series 2016B, Rev., 5.00%, 6/15/2026	410,000	413,011
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	438,112
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	161,158
Series 2016B, Rev., 5.00%, 6/15/2029	1,110,000	1,118,031
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	25,000,000	25,127,257
Total Rhode Island		27,282,699
South Carolina — 1.2%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	8,700,000	9,675,856
Fort Mill School District No. 4 Series 2025A, GO, BAN, SCSDE, 4.25%, 3/2/2026	9,865,000	9,865,000
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	26,031
Parker Sewer and Fire Subdistrict, South Carolina Sewer System, Rev., 4.00%, 4/1/2027 (b)	240,000	243,658
Piedmont Municipal Power Agency Series 2021B, Rev., 5.00%, 1/1/2027	915,000	934,993
South Carolina Jobs-Economic Development Authority, Rev., 5.00%, 8/15/2026 (b) (e)	475,000	480,227
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	7,000,000	7,725,802
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086, Rev., 5.00%, 8/15/2026 (b) (e)	2,380,000	2,406,187
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (e)	4,000,000	4,010,906
South Carolina Public Service Authority
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,167
Series 2016A, Rev., 5.00%, 12/1/2029	330,000	332,152
South Carolina Public Service Authority, Santee Cooper
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	474,657
Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	3,500,000	3,685,618
South Carolina Transportation Infrastructure Bank Series 2021B, Rev., 5.00%, 10/1/2027	25,000	26,139
Spartanburg County School District No. 7, GO, BAN, SCSDE, 4.00%, 10/15/2026	31,000,000	31,325,373
State of South Carolina Series 2017A, GO, 5.00%, 4/1/2026	295,000	295,677
Total South Carolina		71,533,443
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,160
South Dakota Conservancy District Series 2017B, Rev., 5.00%, 8/1/2030	1,260,000	1,312,132
Total South Dakota		1,332,292
Tennessee — 0.3%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	7,835,000	8,384,715
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,206,206
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,226,587
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,664,282
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2026	120,000	122,140
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Stone Bridge Lofts Project Series 2022B, Rev., 3.35%, 4/1/2026	2,625,000	2,626,088
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	303

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,526,607
Metropolitan Government of Nashville and Davidson County
GO, 4.75%, 7/1/2026	30,000	30,263
Series 2016, GO, 5.00%, 1/1/2027	30,000	30,272
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	1,875,000	2,065,207
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	500,000	505,391
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,061
Total Tennessee		21,417,819
Texas — 9.1%
Alamo Regional Mobility Authority, Junior Lien Vehicle Registration Fee, Rev., 5.00%, 6/15/2026	1,245,000	1,249,787
Allen Independent School District Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2027	8,000,000	8,221,226
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	65,095
Board of Regents of the University of Texas System
Series 2016D, Rev., 5.00%, 8/15/2026	40,000	40,525
Series 2019A, Rev., 5.00%, 8/15/2028	65,000	69,450
Series 2020C, Rev., 5.00%, 8/15/2028	80,000	85,477
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.20%, 1/1/2027 (c)	4,500,000	4,503,827
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	2,170,000	2,181,976
City of Austin Water and Wastewater System
Rev., 5.00%, 11/15/2026	375,000	382,524
Series 2024, Rev., 5.00%, 11/15/2027	180,000	188,717
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,613,853
Rev., 5.00%, 11/15/2029	250,000	275,205
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	259,630
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2027	60,000	61,659
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,629
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,264,744
Series 2015A, Rev., 5.00%, 10/1/2028	180,000	180,352
Series 2016A, Rev., 5.00%, 10/1/2030	1,000,000	1,015,249
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	117,328
Series 2017, Rev., 5.00%, 12/1/2029	70,000	71,465
City of El Paso Series 2020A, GO, 5.00%, 8/15/2029	20,000	21,814
City of El Paso Water and Sewer Series 2019A, Rev., 5.00%, 3/1/2029	1,205,000	1,270,630
City of Fort Worth
GO, 5.00%, 3/1/2027	2,130,000	2,191,675
GO, 5.00%, 3/1/2028	1,610,000	1,700,297
GO, 5.00%, 3/1/2029	7,845,000	8,495,696
GO, 5.00%, 3/1/2030	25,000	27,702
City of Frisco Series 2025C, GO, 5.00%, 2/15/2027	2,680,000	2,753,340
City of Houston
Series 2016A, GO, 5.00%, 3/1/2026	100,000	100,000
Rev., TRAN, 5.00%, 6/30/2026	23,300,000	23,508,318
Series 2016A, GO, 5.00%, 3/1/2027	2,190,000	2,194,679
Series 2016A, GO, 5.00%, 3/1/2028	595,000	596,292
Series 2019A, GO, 5.00%, 3/1/2028	65,000	68,606
Series 2021A, GO, 5.00%, 3/1/2028	20,000	21,110
Series 2017A, GO, 5.00%, 3/1/2029	2,680,000	2,753,918
City of Houston Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2026	225,000	226,987
Series 2018B, Rev., 5.00%, 7/1/2027	25,000	25,910
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2026	3,000,000	3,019,960
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	2,625,000	2,690,448
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	2,295,000	2,393,670
City of Houston Combined Utility System Series 2017B, Rev., 5.00%, 11/15/2027	135,000	141,468
SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston Combined Utility System, First Lien
Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,095
Series 2018D, Rev., 5.00%, 11/15/2026	500,000	509,926
Series 2017B, Rev., 5.00%, 11/15/2028	45,000	47,143
Series 2016B, Rev., 5.00%, 11/15/2029	2,130,000	2,172,052
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	300,000	302,649
Series 2020B, Rev., 5.00%, 7/1/2026	125,000	126,104
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	51,820
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	35,000	37,198
City of Houston, Combined Utility System, First Lien
Series 2018C, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/11/2026 (c)	40,000,000	40,000,000
Series 2024A, Rev., 5.00%, 11/15/2026	1,000,000	1,019,851
Series 2018D, Rev., 5.00%, 11/15/2030	2,675,000	2,869,320
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	295,000	295,000
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,009
City of Missouri City, GO, 5.00%, 6/15/2026	25,000	25,188
City of San Antonio
GO, 5.00%, 2/1/2027	355,000	364,477
Series 2024, GO, 5.00%, 2/1/2027	100,000	102,670
Series 2016, GO, 5.00%, 2/1/2028	105,000	106,190
GO, 5.00%, 8/1/2029	1,035,000	1,131,831
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2027	9,480,000	9,728,718
Series 2025B, Rev., 5.00%, 2/1/2029	4,000,000	4,326,515
Rev., 5.00%, 2/1/2030	2,000,000	2,021,391
City of San Antonio Water System, Junior Lien Series 2016A, Rev., 5.00%, 5/15/2026	105,000	105,615
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2028	1,000,000	1,051,838
City of San Antonio, Drainage Utility System, Rev., 5.00%, 2/1/2027	50,000	50,103
City of San Antonio, Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2028	1,270,000	1,284,231
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,622,443
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	90,000	98,420
Clifton Higher Education Finance Corp., Idea Public Schools
Rev., PSF-GTD, 5.00%, 8/15/2027	1,650,000	1,710,880
Rev., PSF-GTD, 5.00%, 8/15/2028	1,850,000	1,963,821
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2026	1,015,000	1,027,571
Series 2020A, GO, 5.00%, 8/15/2028	50,000	53,356
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	51,120
Series 2017, Rev., 5.00%, 1/1/2029	20,000	20,956
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2027	6,580,000	6,752,634
GO, PSF-GTD, 5.00%, 2/1/2028	12,170,000	12,833,746
GO, PSF-GTD, 5.00%, 2/1/2029	3,390,000	3,659,442
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2026	500,000	505,623
County of Bexar
GO, 5.00%, 6/15/2026	1,030,000	1,038,176
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	246,916
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,156
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	125,000	125,978
Series 2017, GO, 5.00%, 6/15/2026 (b)	270,000	272,112
Series 2017, GO, 5.00%, 6/15/2027	3,025,000	3,047,563
County of Denton, Permanent Improvement, GO, 5.00%, 7/15/2027	20,000	20,200
County of Fort Bend Series B, GO, 5.00%, 3/1/2026	150,000	150,000
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2026	70,000	70,000
Series B, GO, 5.00%, 3/1/2028	25,000	25,054
County of Harris
Series 2022A, GO, 5.00%, 10/1/2026	150,000	152,504
Series 2023A, Rev., 5.00%, 8/15/2027	2,230,000	2,322,698
Series 2022A, GO, 5.00%, 8/15/2029	1,655,000	1,808,581
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	35,454
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2026	325,000	329,212
County of Harris, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2026	60,000	60,125
Series 2016A, Rev., 5.00%, 8/15/2027	310,000	313,673
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	305

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	40,491
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	117,856
County of Montgomery
Series 2025A, GO, 5.00%, 3/1/2026	2,445,000	2,445,000
Series 2025A, GO, 5.00%, 3/1/2027	4,500,000	4,623,082
Series 2025A, GO, 5.00%, 3/1/2028	8,000,000	8,440,629
Series 2025A, GO, 5.00%, 3/1/2029	3,735,000	4,039,140
County of Travis Series 2019A, GO, 5.00%, 3/1/2026	70,000	70,000
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2030	210,000	232,213
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	11,500,000	11,818,013
GO, PSF-GTD, 5.00%, 2/15/2028	6,440,000	6,800,842
GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,908,698
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	5,560,000	6,161,538
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	497,978
Dallas Fort Worth International Airport
Series 2020A, Rev., 5.00%, 11/1/2026	30,000	30,563
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,630,039
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	36,642
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,570,353
Series 2020A, Rev., 5.00%, 11/1/2028	75,000	80,407
Series 2020B, Rev., 5.00%, 11/1/2028	75,000	80,407
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,098,896
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2028	4,000,000	4,266,944
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	5,000,000	5,443,209
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2030	10,000,000	11,097,997
Fort Worth Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2027	7,500,000	7,707,400
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,074,854
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,852,376
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	2,970,000	3,025,128
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	3,050,000	3,106,613
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	10,000,000	10,695,173
Series 2019A, Rev., 5.00%, 12/1/2029	90,000	98,584
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,054
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	3,170,000	3,246,720
Houston City College, Rev., 5.00%, 4/15/2027	1,415,000	1,419,379
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	6,750,000	6,937,307
Humble Independent School District, Unlimited Tax Series 2026B, GO, 5.00%, 2/15/2027	1,675,000	1,718,591
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 5.00%, 8/15/2026	2,500,000	2,532,738
Irving Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	4,500,000	4,867,707
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2026	2,600,000	2,633,811
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	937,029
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,137
GO, PSF-GTD, 5.00%, 8/15/2031	1,625,000	1,728,162
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019A, Rev., 5.00%, 5/15/2026	175,000	176,014
Series 2022, Rev., 5.00%, 5/15/2026	80,000	80,464
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,670
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,670
Rev., 5.00%, 5/15/2028	1,095,000	1,100,974
Series 2019, Rev., 5.00%, 5/15/2028	185,000	196,145
Series 2022, Rev., 5.00%, 5/15/2028	50,000	53,012
SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2023, Rev., A.G., 5.00%, 5/15/2028	80,000	84,908
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,706
Series 2023, Rev., A.G., 5.00%, 5/15/2029	100,000	108,692
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2018, Rev., 5.00%, 11/1/2026	575,000	586,087
Series A, Rev., 5.00%, 11/1/2026	125,000	127,410
Rev., 5.00%, 11/1/2029	1,000,000	1,074,174
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.00%, 5/1/2026 (c)	4,250,000	4,250,795
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	25,781
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	110,000	112,298
Series 2016, Rev., 5.00%, 12/15/2028	695,000	709,582
Series 2016, Rev., 5.00%, 12/15/2029	35,000	35,723
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2026	50,000	50,720
Series 2021A, Rev., 5.00%, 9/1/2029	25,000	27,393
North Texas Tollway Authority, First Tier
Series 2025A, Rev., 5.00%, 1/1/2027	1,750,000	1,792,126
Series 2019A, Rev., 5.00%, 1/1/2028	50,000	52,637
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	4,994,903
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	235,000	240,500
Series 2019B, Rev., 5.00%, 1/1/2028	50,000	52,563
Series 2019B, Rev., 5.00%, 1/1/2029	405,000	436,101
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,203,346
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,039
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,592,120
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,652,093
GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,506,058
GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,923,044
Round Rock Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/1/2026 (b)	30,000	30,333
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	53,098
San Antonio Water System, Junior Lien
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	100,586
Series 2020A, Rev., 5.00%, 5/15/2026	35,000	35,205
Series 2020A, Rev., 5.00%, 5/15/2028	25,000	26,556
Series 2021A, Rev., 5.00%, 5/15/2028	40,000	42,490
Series 2020A, Rev., 5.00%, 5/15/2029	30,000	32,656
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.95%, 3/2/2026 (c)	33,300,000	33,300,000
Socorro Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	1,045,000	1,086,316
Spring Independent School District, Unlimited Tax
Series 2017A, GO, 5.00%, 8/15/2028	40,000	40,453
Series 2024B, GO, 5.00%, 8/15/2029	500,000	544,832
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	2,350,000	2,351,997
State of Texas, Public Finance Authority
Series A, GO, 5.00%, 10/1/2026	35,000	35,587
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,164,325
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,685,626
Series 2024, GO, 5.00%, 10/1/2028	5,140,000	5,513,134
GO, 5.00%, 10/1/2030	1,845,000	2,071,693
State of Texas, Veterans
Series 2011C, GO, VRDO, LIQ : FHLB, 1.87%, 3/11/2026 (c)	10,020,000	10,020,000
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/11/2026 (c)	8,580,000	8,580,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/11/2026 (c)	13,875,000	13,875,000
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,700,000	1,862,430
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	19,650,000	21,258,523
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	307

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 1.87%, 3/11/2026 (c)	42,920,000	42,920,000
Texas A&M University, Financing System
Series 2025A, Rev., 5.00%, 5/15/2026	2,250,000	2,263,055
Series 2017C, Rev., 5.00%, 5/15/2028	80,000	82,697
Texas Department of Transportation State Highway Fund, First Tier Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	10,112,607
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,044,012
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	21,550,000	23,184,085
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	135,000	143,539
Texas State University System Series A, Rev., 5.00%, 3/15/2026	180,000	180,278
Texas Transportation Commission Series 2024, GO, 5.00%, 4/1/2026	90,000	90,204
Texas Water Development Board
Series A, Rev., 5.00%, 4/15/2027	115,000	115,250
Rev., 5.00%, 8/1/2027	125,000	130,084
Series A, Rev., 5.00%, 10/15/2027	20,000	20,044
Texas Water Development Board, State Revolving Fund
Rev., 5.00%, 8/1/2026	100,000	101,193
Rev., 5.00%, 8/1/2027	85,000	88,457
Series 2018, Rev., 5.00%, 8/1/2028	30,000	31,220
Series 2019, Rev., 5.00%, 8/1/2028	75,000	80,162
Texas Water Development Board, State Water Implementation Fund
Series 2016, Rev., 5.00%, 4/15/2026	55,000	55,190
Series 2019A, Rev., 5.00%, 4/15/2026	60,000	60,207
Series A, Rev., 5.00%, 4/15/2026	70,000	70,153
Series A, Rev., 5.00%, 10/15/2026	765,000	766,682
Series 2018B, Rev., 5.00%, 10/15/2027	295,000	308,719
Series 2023A, Rev., 5.00%, 10/15/2029	40,000	44,026
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,080,069
Series 2021, Rev., 5.00%, 8/1/2028	70,000	74,746
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	197,493
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,099
Series 2017C, Rev., 5.00%, 2/15/2028	25,000	25,051
Series 2020A, Rev., 5.00%, 2/15/2028	30,000	31,565
Series 2017A, Rev., 5.00%, 2/15/2030	2,115,000	2,118,367
Via Metropolitan Transit, Rev., 5.00%, 7/15/2026	45,000	45,458
Total Texas		560,034,586
Utah — 0.3%
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	3,400,000	3,786,962
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	2,365,000	2,388,289
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2030	130,000	144,568
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	835,422
Utah Board of Higher Education, University of Utah Auxiliary and Campus Facilities Series 1998A, Rev., NATL - RE, 5.50%, 4/1/2029	10,550,000	11,073,093
Utah Telecommunication Open Infrastructure Agency Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,119
Total Utah		18,248,453
Virginia — 1.5%
Arlington County Industrial Development Authority, Multi-Family Housing Barcroft- Charlie 2 and Barcroft Bravo 5, Rev., 3.10%, 2/1/2027 (c)	5,300,000	5,300,464
City of Alexandria, GO, 5.00%, 12/15/2026	3,600,000	3,682,386
City of Richmond Series 2017D, GO, 5.00%, 3/1/2027	45,000	46,296
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,058
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	65,000	65,150
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,120
Fairfax County Economic Development Authority, Silver Line Phase I Project, Rev., 5.00%, 4/1/2027	20,000	20,044
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,359
SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Hampton Roads Sanitation District, Subordinate Wastewater Series 2016A, Rev., 5.00%, 8/1/2026 (b)	55,000	55,658
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	20,135,000	20,324,104
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,000,000	2,037,582
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020D, Rev., 5.00%, 7/1/2030 (c)	4,100,000	4,471,993
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	45,000	46,190
Series 2023A, Rev., 5.00%, 2/1/2027	195,000	200,159
Series 2020A, Rev., 5.00%, 2/1/2028	20,000	21,085
Series 2017E, Rev., 5.00%, 2/1/2029	285,000	299,736
Series 2017E, Rev., 5.00%, 2/1/2030	1,815,000	1,908,646
Virginia Commonwealth Transportation Board, Federal Highway Transportation
Rev., GAN, 5.00%, 3/15/2028	70,000	71,034
Rev., GAN, 5.00%, 9/15/2028	2,115,000	2,146,067
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 3/15/2026	30,000	30,031
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,404,247
Virginia Commonwealth University Series 2020A, Rev., 5.00%, 11/1/2026	55,000	55,966
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	8,755,000	8,821,165
Virginia Public Building Authority Series 2017A, Rev., 5.00%, 8/1/2027	50,000	52,041
Virginia Public School Authority, Prince William County, Rev., 5.00%, 8/1/2029	3,185,000	3,222,958
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (c)	20,965,000	20,965,000
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (c)	15,000,000	15,000,000
Total Virginia		90,328,539
Washington — 2.3%
Central Washington University, Rev., 4.00%, 5/1/2026	270,000	270,137
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
City of Seattle Drainage and Wastewater System Improvement, Rev., 5.00%, 7/1/2027	55,000	57,117
City of Seattle Municipal Light and Power
Series 2016B, Rev., 5.00%, 4/1/2026	185,000	185,430
Series 2020A, Rev., 5.00%, 7/1/2026	85,000	85,812
Series 2016B, Rev., 5.00%, 4/1/2027	105,000	105,228
City of Seattle, Limited Tax Series 2022A, GO, 4.00%, 9/1/2028	25,000	26,118
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	726,763
County of King
Series 2017, GO, 5.00%, 7/1/2026	100,000	100,959
Series 2016B, Rev., 5.00%, 7/1/2027	20,000	20,186
County of King Sewer
Series 2018B, Rev., 5.00%, 7/1/2026	350,000	353,355
Series 2025A, Rev., 5.00%, 7/1/2027	3,775,000	3,921,335
Series 2025A, Rev., 5.00%, 7/1/2028	2,800,000	2,984,856
County of King, Limited Tax Series 2024A, GO, 5.00%, 7/1/2026	60,000	60,575
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	3,850,000	4,206,770
Energy Northwest, Project 1
Series 2017-A, Rev., 5.00%, 7/1/2026	95,000	95,917
Series 2022-A, Rev., 5.00%, 7/1/2026	100,000	100,965
Series 2024B, Rev., 5.00%, 7/1/2026	3,600,000	3,634,749
Series 2024B, Rev., 5.00%, 7/1/2027	1,500,000	1,557,744
Series 2025A, Rev., 5.00%, 7/1/2027	2,900,000	3,011,638
Series 2025A, Rev., 5.00%, 7/1/2028	4,000,000	4,262,195
Energy Northwest, Project 3 Electric
Series 2018C, Rev., 5.00%, 7/1/2026	385,000	388,716
Series 2016-A, Rev., 5.00%, 7/1/2027	125,000	126,141
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	300,000	301,979
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	227,609
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,141
Series C, Rev., AMT, 5.00%, 4/1/2027	2,100,000	2,102,587
Series A, Rev., 5.00%, 5/1/2027	100,000	103,212
Rev., 5.00%, 2/1/2028	80,000	80,116
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	74,755
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,042
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	98,455
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	309

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,306,246
State of Washington
Series 2019D, COP, 5.00%, 7/1/2026	205,000	206,948
Series R-2025B, GO, 5.00%, 7/1/2026	10,000,000	10,095,020
Series 2024A, COP, 5.00%, 1/1/2027	200,000	204,806
State of Washington Motor Vehicle Fuel Tax Series R-2026B, GO, 5.00%, 7/1/2027	9,375,000	9,735,268
State of Washington, Various Purpose
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,298
Series 2025C, GO, 5.00%, 2/1/2027	2,065,000	2,119,652
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,406,261
Series 2024A, GO, 5.00%, 8/1/2028	1,010,000	1,079,025
Series R-2026A, GO, 5.00%, 7/1/2029	53,535,000	58,514,028
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,011
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,045
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	10,115,000	10,125,916
Washington Health Care Facilities Authority, Providence Health and Services Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,917
Total Washington		140,206,043
West Virginia — 0.3%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	145,649
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	187,271
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 2.15%, 3/11/2026 (c)	20,900,000	20,900,000
Total West Virginia		21,232,920
Wisconsin — 1.3%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	160,000	160,102
City of Madison Series 2021A, GO, 4.00%, 10/1/2026	20,000	20,209
Lake Mills Area School District, GO, 5.00%, 3/1/2026	1,475,000	1,475,000
Milwaukee Metropolitan Sewerage District Series 2025H, GO, 5.00%, 10/1/2026	9,890,000	10,055,850
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	6,000,000	6,078,781
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (c)	1,250,000	1,296,321
Public Finance Authority, Waste Management, Inc. Project Series 2017A-3, Rev., AMT, 3.00%, 5/1/2026 (c)	1,875,000	1,875,351
State of Wisconsin
Series 2017B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,095
Series 2024-1, GO, 5.00%, 5/1/2026	30,000	30,141
Series 2024-1, GO, 5.00%, 5/1/2027	495,000	511,662
Series 2025-2, GO, 5.00%, 5/1/2027	4,000,000	4,134,641
Series 2021A, GO, 5.00%, 5/1/2029	5,115,000	5,421,263
Series 2025-2, GO, 5.00%, 5/1/2029	1,500,000	1,632,270
Series 2025A, GO, 5.00%, 5/1/2030	1,410,000	1,570,873
State of Wisconsin, Annual Appropriation Series 2017B, Rev., 5.00%, 5/1/2026 (b)	300,000	301,419
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2026	25,000	25,172
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2027	65,000	67,428
Series 2025-1, Rev., 5.00%, 7/1/2029	3,000,000	3,278,813
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,680,000	1,692,876
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,400,000	1,414,379
Series 2018B-3, Rev., 5.00%, 6/22/2029 (c)	4,500,000	4,838,255
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	7,800,000	8,383,275
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016A, Rev., 5.00%, 11/15/2027	50,000	50,227
Series 2016A, Rev., 5.00%, 11/15/2029	400,000	402,071
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	14,615,000	14,669,449
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,059,678
SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2016A, Rev., 5.00%, 11/15/2028	150,000	150,779
Series 2016A, Rev., 5.00%, 11/15/2030	3,810,000	3,829,427
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (c)	5,530,000	5,600,899
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	68,489
Total Wisconsin		81,115,195
Total Municipal Bonds (Cost $5,309,749,747)		5,333,165,961
	SHARES
Short-Term Investments — 13.3%
Investment Companies — 13.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $820,980,847)	820,905,424	820,987,514
Total Investments — 99.7% (Cost $6,130,730,594)		6,154,153,475
Other Assets in Excess of Liabilities — 0.3%		18,920,998
NET ASSETS — 100.0%		6,173,074,473

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	311

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026

	JPMorgan Active Bond ETF	JPMorgan Active High Yield ETF	JPMorgan Core Plus Bond ETF
ASSETS:
Investments in non-affiliates, at value	$6,567,312,460	$2,014,834,576	$9,828,740,505
Investments in affiliates, at value	209,849,300	122,583,035	746,585,254
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	—	79,200	—
Cash	12,218	128,454	—
Foreign currency, at value	—	—	4,078,736
Deposits at broker for futures contracts	8,448,000	—	36,277,000
Receivables:
Investment securities sold	—	213,187	284,282
Investment securities sold — delayed delivery securities	—	381,174	—
Fund shares sold	68,696,992	—	120,328,046
Interest from non-affiliates	36,679,404	33,019,053	78,143,485
Dividends from affiliates	651,131	270,742	1,644,634
Securities lending income (See Note 2.G.)	—	230	—
Variation margin on futures contracts	1,092,656	—	6,168,400
Total Assets	6,892,742,161	2,171,509,651	10,822,250,342
LIABILITIES:
Payables:
Due to custodian	—	—	610,744
Investment securities purchased	53,990,330	4,228,000	8,117,129
Investment securities purchased — delayed delivery securities	147,766,145	14,265,666	201,753,018
Collateral received on securities loaned (See Note 2.G.)	—	79,200	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	5,202
Accrued liabilities:
Management fees (See Note 3.A.)	1,182,475	736,951	2,850,851
Total Liabilities	202,938,950	19,309,817	213,336,944
Net Assets	$6,689,803,211	$2,152,199,834	$10,608,913,398
NET ASSETS:
Paid-in-Capital	$6,541,257,231	$2,134,099,558	$10,381,282,736
Total distributable earnings (loss)	148,545,980	18,100,276	227,630,662
Total Net Assets	$6,689,803,211	$2,152,199,834	$10,608,913,398
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	122,000,000	42,546,037	220,900,000
Net asset value, per share	$54.83	$50.59	$48.03
Cost of investments in non-affiliates	$6,444,254,613	$2,007,385,982	$9,627,654,805
Cost of investments in affiliates	209,849,300	122,583,035	746,585,254
Cost of foreign currency	—	—	4,078,736
Investment securities on loan, at value (See Note 2.G.)	—	80,000	—
Cost of investment of cash collateral (See Note 2.G.)	—	79,200	—
SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
ASSETS:
Investments in non-affiliates, at value	$8,178,465,316	$1,668,750,016	$6,502,166,258
Investments in affiliates, at value	161,585,217	90,168,741	698,218,261
Options purchased, at value	—	—	2,882,020
Restricted cash for OTC derivatives	—	160,000	—
Restricted cash for delayed delivery securities	4,240,000	—	—
Cash	—	5,772	8,859
Foreign currency, at value	1,045,141	2,898,219	—
Deposits at broker for futures contracts	18,441,000	8,846,730	2,590,000
Deposits at broker for centrally cleared swaps	2,830,000	9,585,000	—
Receivables:
Due from custodian	57,436,673	2,031,280	—
Investment securities sold	1,442,051	726,209	1,576,099
Investment securities sold — delayed delivery securities	1,326,771,632	—	4,878,450
Fund shares sold	121,559,922	14,811,608	15,382,710
Interest from non-affiliates	52,750,350	25,156,327	67,309,452
Dividends from affiliates	381,105	250,107	1,282,947
Tax reclaims	—	334,084	—
Variation margin on futures contracts	2,447,610	107,211	543,366
Variation margin on centrally cleared swaps	384,957	742,978	—
Unrealized appreciation on forward foreign currency exchange contracts	3,379,975	9,941,995	—
Other assets	—	—	23,060
Total Assets	9,933,160,949	1,834,516,277	7,296,861,482
LIABILITIES:
Payables:
TBA short commitments, at value	1,318,133,242	—	—
Investment securities purchased	67,961,498	28,783,954	59,305,304
Investment securities purchased — delayed delivery securities	274,735,122	850,752	111,308,250
Unrealized depreciation on forward foreign currency exchange contracts	1,772,037	3,211,117	—
Unrealized depreciation on unfunded commitments	1,243	—	—
Options written, at value	—	—	1,695,313
Outstanding OTC swap contracts, at value	108,936	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	2,300,699	633,734	865,293
Deferred foreign capital gains tax	—	38,964	—
Other	—	—	2,369
Total Liabilities	1,665,012,777	33,518,521	173,176,529
Net Assets	$8,268,148,172	$1,800,997,756	$7,123,684,953
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	313

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
NET ASSETS:
Paid-in-Capital	$8,202,138,102	$1,791,737,900	$7,177,739,186
Total distributable earnings (loss)	66,010,070	9,259,856	(54,054,233)
Total Net Assets	$8,268,148,172	$1,800,997,756	$7,123,684,953
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	178,140,000	36,600,000	139,048,153
Net asset value, per share	$46.41	$49.21	$51.23
Cost of investments in non-affiliates	$8,090,637,257	$1,615,766,265	$6,323,299,152
Cost of investments in affiliates	161,579,170	90,168,741	698,212,458
Cost of options purchased	—	—	1,695,313
Cost of foreign currency	1,042,431	2,924,481	—
Premiums received from options written	—	—	1,017,188
Proceeds from short TBAs	1,312,176,994	—	—
Net upfront receipts on centrally cleared swaps	(4,001,319)	(2,182,741)	—
Net upfront payments on OTC swap contracts	12,521	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$1,287,303,281	$33,677,173,318	$5,333,165,961
Investments in affiliates, at value	59,530,174	3,424,659,392	820,987,514
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	—	44,727,090	—
Repurchase agreements, at value	—	440,000,000	—
Cash	335,635	5,125,394	26
Foreign currency, at value	142	—	—
Receivables:
Due from custodian	11,988	—	—
Investment securities sold	47,930,241	—	—
Investment securities sold — delayed delivery securities	15,957,340	—	—
Fund shares sold	8,611,316	195,439,933	4,943
Interest from non-affiliates	9,036,451	271,147,433	62,185,911
Dividends from affiliates	177,197	11,739,187	1,272,601
Securities lending income (See Note 2.G.)	—	8,614	—
Variation margin on futures contracts	182,135	—	—
Variation margin on centrally cleared swaps	49,911	—	—
Total Assets	1,429,125,811	38,070,020,361	6,217,616,956
LIABILITIES:
Payables:
Investment securities purchased	50,917,247	362,454,070	42,500,000
Investment securities purchased — delayed delivery securities	26,341,858	50,957,321	1,306,916
Collateral received on securities loaned (See Note 2.G.)	—	44,727,090	—
Accrued liabilities:
Management fees (See Note 3.A.)	324,215	4,717,478	735,567
Total Liabilities	77,583,320	462,855,959	44,542,483
Net Assets	$1,351,542,491	$37,607,164,402	$6,173,074,473
NET ASSETS:
Paid-in-Capital	$1,343,935,031	$37,430,134,073	$6,159,151,837
Total distributable earnings (loss)	7,607,460	177,030,329	13,922,636
Total Net Assets	$1,351,542,491	$37,607,164,402	$6,173,074,473
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	28,270,000	741,000,000	120,800,000
Net asset value, per share	$47.81	$50.75	$51.10
Cost of investments in non-affiliates	$1,274,754,238	$33,551,310,938	$5,309,749,747
Cost of investments in affiliates	59,526,713	3,424,659,392	820,980,847
Cost of repurchase agreements	—	440,000,000	—
Cost of foreign currency	133	—	—
Investment securities on loan, at value (See Note 2.G.)	—	43,386,567	—
Cost of investment of cash collateral (See Note 2.G.)	—	44,727,090	—
Net upfront receipts on centrally cleared swaps	(481,866)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	315

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026

	JPMorgan Active Bond ETF	JPMorgan Active High Yield ETF (a)	JPMorgan Core Plus Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$157,909,200	$92,640,650	$395,323,534
Interest income from affiliates	5,575	1,401	15,696
Dividend income from non-affiliates	—	—	6
Dividend income from affiliates	5,371,661	1,757,743	24,670,363
Income from securities lending (net) (See Note 2.G.)	—	44,113	—
Foreign taxes withheld (net)	—	—	14,693
Total investment income	163,286,436	94,443,907	420,024,292
EXPENSES:
Management fees (See Note 3.A.)	8,239,302	6,383,707	30,022,129
Interest expense to non-affiliates	—	—	102,098
Interest expense to affiliates	6,227	3,875	35,712
Total expenses	8,245,529	6,387,582	30,159,939
Less fees waived	—	—	(1,537,608)
Net expenses	8,245,529	6,387,582	28,622,331
Net investment income (loss)	155,040,907	88,056,325	391,401,961
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,455,757	3,005,348	11,635,462
Futures contracts	5,949,999	—	6,551,417
Foreign currency transactions	—	—	7,746
Forward foreign currency exchange contracts	—	—	(187,063)
Net realized gain (loss)	7,405,756	3,005,348	18,007,562
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	103,871,589	7,448,594	149,933,432
Futures contracts	1,172,420	—	3,881,128
Foreign currency translations	—	5,274	(1,722)
Forward foreign currency exchange contracts	—	—	(11,178)
Change in net unrealized appreciation/depreciation	105,044,009	7,453,868	153,801,660
Net realized/unrealized gains (losses)	112,449,765	10,459,216	171,809,222
Change in net assets resulting from operations	$267,490,672	$98,515,541	$563,211,183

(a)
Commencement of operations was June 24, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$305,076,172	$56,842,695	$155,325,461
Interest income from affiliates	136,400	7,255	5,012
Dividend income from affiliates	7,891,475	2,294,476	10,866,482
Foreign taxes withheld (net)	—	(153,023)	—
Total investment income	313,104,047	58,991,403	166,196,955
EXPENSES:
Management fees (See Note 3.A.)	20,104,879	5,465,049	7,127,160
Interest expense to non-affiliates	3,005	12,800	180,590
Interest expense to affiliates	172,453	13,303	7,045
Other	4,752	—	31,399
Total expenses	20,285,089	5,491,152	7,346,194
Less fees waived	(508,028)	—	(31,399)
Less expense reimbursements	—	—	(445)
Net expenses	19,777,061	5,491,152	7,314,350
Net investment income (loss)	293,326,986	53,500,251	158,882,605
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,859,024)	2,678,139	(21,568,139)
Investments in affiliates	(41,235)	—	—
Options purchased	(3,593,592)	—	(3,103,281)
Futures contracts	191,197	2,789,572	2,451,927
Foreign currency transactions	16,507	(1,134,056)	—
Forward foreign currency exchange contracts	(13,664,191)	(59,215,532)	—
Options written	—	—	2,187,500
Swaps	(2,301,919)	(1,111,515)	—
Net realized gain (loss)	(24,252,257)	(55,993,392)	(20,031,993)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	52,391,412	77,315,000 (a)	115,342,901
Investments in affiliates	1,584	—	—
Options purchased	—	—	1,207,913
Futures contracts	(67,389)	(392,971)	632,341
Foreign currency translations	(4,493)	252,214	—
Forward foreign currency exchange contracts	1,607,938	4,326,317	—
Options written	—	—	(678,125)
Swaps	49,568	3,604,819	—
Unfunded commitments	(1,248)	—	—
Change in net unrealized appreciation/depreciation	53,977,372	85,105,379	116,505,030
Net realized/unrealized gains (losses)	29,725,115	29,111,987	96,473,037
Change in net assets resulting from operations	$323,052,101	$82,612,238	$255,355,642

(a)
Net of change in foreign capital gains tax of $(38,964).
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	317

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$41,957,687	$1,420,075,294	$124,581,747
Interest income from affiliates	489	30,486	92
Dividend income from affiliates	1,193,650	91,681,690	14,184,657
Income from securities lending (net) (See Note 2.G.)	7,971	133,029	—
Total investment income	43,159,797	1,511,920,499	138,766,496
EXPENSES:
Management fees (See Note 3.A.)	2,780,198	57,452,618	7,656,637
Interest expense to non-affiliates	2,720	—	—
Interest expense to affiliates	4,971	26,678	28,838
Other	228	—	—
Total expenses	2,788,117	57,479,296	7,685,475
Net investment income (loss)	40,371,680	1,454,441,203	131,081,021
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	757,228	34,695,961	(528,835)
Investments in affiliates	(378)	—	1,516
Futures contracts	170,301	—	—
Swaps	(130,938)	—	—
Net realized gain (loss)	796,213	34,695,961	(527,319)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9,475,949	50,356,078	18,635,812
Investments in affiliates	(657)	—	(1,515)
Futures contracts	(95,664)	—	—
Foreign currency translations	222	—	—
Swaps	(106,409)	—	—
Change in net unrealized appreciation/depreciation	9,273,441	50,356,078	18,634,297
Net realized/unrealized gains (losses)	10,069,654	85,052,039	18,106,978
Change in net assets resulting from operations	$50,441,334	$1,539,493,242	$149,187,999
SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. Morgan Exchange-Traded Funds	February 28, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Bond ETF		JPMorgan Active High Yield ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Period Ended February 28, 2026 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$155,040,907	$30,767,727	$88,056,325
Net realized gain (loss)	7,405,756	(2,506,253)	3,005,348
Change in net unrealized appreciation/depreciation	105,044,009	14,965,556	7,453,868
Change in net assets resulting from operations	267,490,672	43,227,030	98,515,541
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(141,465,209)	(26,337,390)	(80,415,265)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,037,294,248	1,314,217,439	2,134,099,558
NET ASSETS:
Change in net assets	5,163,319,711	1,331,107,079	2,152,199,834
Beginning of period	1,526,483,500	195,376,421	—
End of period	$6,689,803,211	$1,526,483,500	$2,152,199,834
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,037,294,248	$1,314,217,439	$2,136,632,904
Cost of shares redeemed	—	—	(2,533,346)
Total change in net assets resulting from capital transactions	$5,037,294,248	$1,314,217,439	$2,134,099,558
SHARE TRANSACTIONS:
Issued	93,450,000	24,800,000	42,596,037
Redeemed	—	—	(50,000)
Net increase in shares from share transactions	93,450,000	24,800,000	42,546,037

(a)
Commencement of operations was June 24, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	319

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Core Plus Bond ETF		JPMorgan Income ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$391,401,961	$207,208,085	$293,326,986	$115,827,165
Net realized gain (loss)	18,007,562	(10,158,905)	(24,252,257)	(4,123,983)
Change in net unrealized appreciation/depreciation	153,801,660	67,801,319	53,977,372	29,220,101
Change in net assets resulting from operations	563,211,183	264,850,499	323,052,101	140,923,283
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(373,322,474)	(194,864,689)	(276,653,246)	(109,577,913)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,618,029,209	3,100,913,177	5,193,280,736	1,925,139,449
NET ASSETS:
Change in net assets	4,807,917,918	3,170,898,987	5,239,679,591	1,956,484,819
Beginning of period	5,800,995,480	2,630,096,493	3,028,468,581	1,071,983,762
End of period	$10,608,913,398	$5,800,995,480	$8,268,148,172	$3,028,468,581
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,618,029,209	$3,100,913,177	$5,193,280,736	$1,925,139,449
Total change in net assets resulting from capital transactions	$4,618,029,209	$3,100,913,177	$5,193,280,736	$1,925,139,449
SHARE TRANSACTIONS:
Issued	97,700,000	66,300,000	112,290,000	42,120,000
Net increase in shares from share transactions	97,700,000	66,300,000	112,290,000	42,120,000
SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan International Bond Opportunities ETF		JPMorgan Municipal ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$53,500,251	$22,511,059	$158,882,605	$60,710,667
Net realized gain (loss)	(55,993,392)	9,814,195	(20,031,993)	(1,672,029)
Distributions of capital gains received from investment company affiliates	—	—	—	138
Change in net unrealized appreciation/depreciation	85,105,379	(3,647,519)	116,505,030	1,864,791
Change in net assets resulting from operations	82,612,238	28,677,735	255,355,642	60,903,567
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(52,683,318)	(21,976,453)	(144,347,382)	(57,246,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,181,827,453	166,893,648	4,561,815,361	1,225,716,954
NET ASSETS:
Change in net assets	1,211,756,373	173,594,930	4,672,823,621	1,229,373,942
Beginning of period	589,241,383	415,646,453	2,450,861,332	1,221,487,390
End of period	$1,800,997,756	$589,241,383	$7,123,684,953	$2,450,861,332
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,181,827,453	$166,893,648	$2,675,864,514	$1,230,716,443
Net assets acquired in Fund reorganization (See Note 9)	—	—	1,917,678,960	—
Cost of shares redeemed	—	—	(31,728,113)	(4,999,489)
Total change in net assets resulting from capital transactions	$1,181,827,453	$166,893,648	$4,561,815,361	$1,225,716,954
SHARE TRANSACTIONS:
Issued	24,300,000	3,500,000	53,455,009	24,400,000
Shares issued in connection with Fund reorganization (See Note 9)	—	—	37,893,144	—
Redeemed	—	—	(650,000)	(100,000)
Net increase in shares from share transactions	24,300,000	3,500,000	90,698,153	24,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	321

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Short Duration Core Plus ETF		JPMorgan Ultra-Short Income ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,371,680	$23,805,612	$1,454,441,203	$1,301,143,837
Net realized gain (loss)	796,213	164,257	34,695,961	26,523,396
Change in net unrealized appreciation/depreciation	9,273,441	8,309,146	50,356,078	81,009,042
Change in net assets resulting from operations	50,441,334	32,279,015	1,539,493,242	1,408,676,275
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(37,956,718)	(23,026,874)	(1,452,947,667)	(1,286,564,436)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	732,031,089	187,216,795	6,643,217,652	8,240,780,308
NET ASSETS:
Change in net assets	744,515,705	196,468,936	6,729,763,227	8,362,892,147
Beginning of period	607,026,786	410,557,850	30,877,401,175	22,514,509,028
End of period	$1,351,542,491	$607,026,786	$37,607,164,402	$30,877,401,175
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$807,449,682	$243,034,228	$8,769,724,493	$10,195,346,172
Cost of shares redeemed	(75,418,593)	(55,817,433)	(2,126,506,841)	(1,954,565,864)
Total change in net assets resulting from capital transactions	$732,031,089	$187,216,795	$6,643,217,652	$8,240,780,308
SHARE TRANSACTIONS:
Issued	17,010,000	5,190,000	173,300,000	202,000,000
Redeemed	(1,610,000)	(1,190,000)	(42,150,000)	(38,750,000)
Net increase in shares from share transactions	15,400,000	4,000,000	131,150,000	163,250,000
SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Ultra-Short Municipal Income ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$131,081,021	$92,464,176
Net realized gain (loss)	(527,319)	(1,038,315)
Distributions of capital gains received from investment company affiliates	—	259
Change in net unrealized appreciation/depreciation	18,634,297	6,531,493
Change in net assets resulting from operations	149,187,999	97,957,613
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(125,762,813)	(91,562,599)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,709,028,954	797,608,400
NET ASSETS:
Change in net assets	2,732,454,140	804,003,414
Beginning of period	3,440,620,333	2,636,616,919
End of period	$6,173,074,473	$3,440,620,333
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,598,615,084	$896,572,971
Cost of shares redeemed	(889,586,130)	(98,964,571)
Total change in net assets resulting from capital transactions	$2,709,028,954	$797,608,400
SHARE TRANSACTIONS:
Issued	70,650,000	17,650,000
Redeemed	(17,450,000)	(1,950,000)
Net increase in shares from share transactions	53,200,000	15,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	323

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Bond ETF
Year Ended February 28, 2026	$53.47	$2.48	$1.27	$3.75	$(2.35)	$(0.04)	$(2.39)
Year Ended February 28, 2025	52.10	2.57	1.19	3.76	(2.37)	(0.02)	(2.39)
October 11, 2023 (e) through February 29, 2024	49.87	1.01	1.95	2.96	(0.73)	—	(0.73)
JPMorgan Active High Yield ETF
June 24, 2025 (e) through February 28, 2026	50.00	2.13	0.40	2.53	(1.90)	(0.04)	(1.94)
JPMorgan Core Plus Bond ETF
Year Ended February 28, 2026	47.09	2.39	0.88	3.27	(2.33)	—	(2.33)
Year Ended February 28, 2025	46.22	2.45	0.79	3.24	(2.37)	—	(2.37)
Year Ended February 29, 2024	46.22	2.27	(0.21)	2.06	(2.06)	—	(2.06)
Year Ended February 28, 2023	52.24	1.68	(6.23)	(4.55)	(1.47)	—	(1.47)
Year Ended February 28, 2022	54.31	1.09	(1.96)	(0.87)	(1.09)	(0.11)	(1.20)
JPMorgan Income ETF
Year Ended February 28, 2026	45.99	2.65	0.37	3.02	(2.60)	—	(2.60)
Year Ended February 28, 2025	45.17	2.81	0.78	3.59	(2.77)	—	(2.77)
Year Ended February 29, 2024	44.90	2.84	0.06	2.90	(2.63)	—	(2.63)
Year Ended February 28, 2023	48.89	2.36	(4.24)	(1.88)	(2.10)	(0.01)	(2.11)
October 28, 2021 (e) through February 28, 2022	50.00	0.58	(1.24)	(0.66)	(0.45)	—	(0.45)
JPMorgan International Bond Opportunities ETF
Year Ended February 28, 2026	47.91	2.34	1.33	3.67	(2.37)	—	(2.37)
Year Ended February 28, 2025	47.23	2.24	0.64	2.88	(2.20)	—	(2.20)
Year Ended February 29, 2024	46.64	2.12	0.62	2.74	(2.15)	—	(2.15)
Year Ended February 28, 2023	48.96	1.57	(2.48)	(0.91)	(1.41)	—	(1.41)
Year Ended February 28, 2022	51.04	1.16	(1.92)	(0.76)	(1.32)	—	(1.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$54.83	$54.96	7.22%	7.14%	$6,689,803,211	0.24%	4.60%	0.24%	42%
53.47	53.63	7.42	7.43	1,526,483,500	0.25	4.87	0.25	89
52.10	52.24	5.95	6.23	195,376,421	0.29	5.06	0.29	78

50.59	50.59	5.14	5.13	2,152,199,834	0.45	6.17	0.45	19

48.03	48.14	7.17	7.08	10,608,913,398	0.37	5.08	0.39	58
47.09	47.23	7.21	7.24	5,800,995,480	0.37	5.27	0.39	111
46.22	46.34	4.58	4.65	2,630,096,493	0.39	4.94	0.39	57
46.22	46.30	(8.76)	(8.84)	762,673,581	0.39	3.55	0.39	36
52.24	52.37	(1.66)	(1.73)	276,853,932	0.40	2.02	0.40	81

46.41	46.57	6.78	6.68	8,268,148,172	0.39	5.76	0.40	157
45.99	46.18	8.22	8.15	3,028,468,581	0.39	6.19	0.40	120
45.17	45.37	6.67	6.27	1,071,983,762	0.40	6.33	0.40	162
44.90	45.25	(3.84)	(3.52)	348,910,890	0.40	5.17	0.40	216
48.89	49.09	(1.34)	(0.94)(f)	137,861,001	0.39	3.47	0.39	13

49.21	49.39	7.87	7.46	1,800,997,756	0.50	4.83	0.50	30
47.91	48.26	6.26	6.29	589,241,383	0.50	4.72	0.50	38
47.23	47.55	6.08	6.31	415,646,453	0.50	4.56	0.50	25
46.64	46.84	(1.81)	(1.43)	284,507,436	0.50	3.39	0.50	71
48.96	48.98	(1.56)	(2.10)	323,118,565	0.50	2.28	0.50	52
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	325

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal ETF
Year Ended February 28, 2026	$50.69	$1.86	$0.47	$2.33	$(1.79)	$—	$(1.79)
Year Ended February 28, 2025	50.79	1.80	(0.16)	1.64	(1.74)	—	(1.74)
Year Ended February 29, 2024	49.77	1.77	0.89	2.66	(1.64)	—	(1.64)
Year Ended February 28, 2023	52.97	1.37	(3.44)	(2.07)	(1.13)	—	(1.13)
Year Ended February 28, 2022	54.37	0.85	(1.18)	(0.33)	(0.85)	(0.22)	(1.07)
JPMorgan Short Duration Core Plus ETF
Year Ended February 28, 2026	47.17	2.24	0.59	2.83	(2.19)	—	(2.19)
Year Ended February 28, 2025	46.29	2.27	0.84	3.11	(2.23)	—	(2.23)
Year Ended February 29, 2024	45.88	2.01	0.35	2.36	(1.95)	—	(1.95)
Year Ended February 28, 2023	48.60	1.31	(2.78)	(1.47)	(1.25)	—	(1.25)
March 1, 2021 (e) through February 28, 2022	50.00	0.62	(1.42)	(0.80)	(0.59)	(0.01)	(0.60)
JPMorgan Ultra-Short Income ETF
Year Ended February 28, 2026	50.63	2.21	0.13	2.34	(2.22)	—	(2.22)
Year Ended February 28, 2025	50.41	2.56	0.23	2.79	(2.57)	—	(2.57)
Year Ended February 29, 2024	50.28	2.49	0.10	2.59	(2.46)	—	(2.46)
Year Ended February 28, 2023	50.35	1.17	(0.18)	0.99	(0.97)	(0.09)	(1.06)
Year Ended February 28, 2022	50.78	0.28	(0.35)	(0.07)	(0.32)	(0.04)	(0.36)
JPMorgan Ultra-Short Municipal Income ETF
Year Ended February 28, 2026	50.90	1.42	0.20	1.62	(1.42)	—	(1.42)
Year Ended February 28, 2025	50.80	1.66	0.10	1.76	(1.66)	—	(1.66)
Year Ended February 29, 2024	50.61	1.63	0.16	1.79	(1.60)	—	(1.60)
Year Ended February 28, 2023	50.76	0.70	(0.19)	0.51	(0.66)	—	(0.66)
Year Ended February 28, 2022	51.01	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$51.23	$51.30	4.74%	4.69%	$7,123,684,953	0.17%	3.70%	0.17%	38%
50.69	50.78	3.31	3.39	2,450,861,332	0.17	3.56	0.17	39
50.79	50.84	5.46	5.48	1,221,487,390	0.17	3.54	0.17	27
49.77	49.81	(3.89)	(3.88)	408,142,543	0.16	2.74	0.16	33
52.97	53.01	(0.66)	(0.55)	100,642,548	0.18	1.56	0.18	48

47.81	47.85	6.16	6.04	1,351,542,491	0.33	4.73	0.33	72
47.17	47.26	6.89	7.02	607,026,786	0.33	4.87	0.33	60
46.29	46.32	5.28	5.41	410,557,850	0.33	4.39	0.33	48
45.88	45.85	(3.03)	(3.11)	190,421,997	0.32	2.82	0.32	199
48.60	48.61	(1.63)	(1.61)(f)	192,461,679	0.32	1.26	0.32	175

50.75	50.76	4.74	4.70	37,607,164,402	0.17	4.36	0.17	63
50.63	50.66	5.69	5.69	30,877,401,175	0.17	5.07	0.17	66
50.41	50.44	5.29	5.31	22,514,509,028	0.17	4.97	0.17	77
50.28	50.30	2.01	2.00	25,144,500,767	0.17	2.34	0.17	57
50.35	50.37	(0.14)	(0.12)	18,686,174,480	0.18	0.56	0.18	70

51.10	51.13	3.24	3.26	6,173,074,473	0.16	2.80	0.16	53
50.90	50.92	3.53	3.56	3,440,620,333	0.17	3.27	0.17	53
50.80	50.81	3.59	3.67	2,636,616,919	0.17	3.23	0.17	76
50.61	50.58	1.01	0.97	2,520,461,501	0.17	1.39	0.17	94
50.76	50.75	(0.23)	(0.29)	3,116,619,866	0.17	0.26	0.17	50
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	327

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Bond ETF	Diversified
JPMorgan Active High Yield ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Income ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
The investment objective of JPMorgan Active Bond ETF (“Active Bond ETF”) is to seek to deliver total return from a portfolio of investment grade intermediate- and long-term bonds.
The investment objective of JPMorgan Active High Yield ETF (“Active High Yield ETF”) is to seek to achieve a return in excess of the benchmark by investing primarily in below investment grade corporate debt securities. A high level of current income is the Fund’s primary objective and capital appreciation is a secondary objective.
The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.
The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.
The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.
The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
Municipal ETF acquired all the assets and liabilities of the JPMorgan National Municipal Income Fund in a reorganization on October 24, 2025. Please refer to Note 9 discussing the reorganization.

328

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Bond ETF	New York Stock Exchange LLC
Active High Yield ETF	Cboe BZX Exchange, Inc.^
Core Plus Bond ETF	Cboe BZX Exchange, Inc.^
Income ETF	NYSE Arca, Inc.
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.^
Municipal ETF	Cboe BZX Exchange, Inc.^
Short Duration Core Plus ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	NYSE Arca, Inc.
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.^

^	Effective April 16, 2026, the listing exchange changed to New York Stock Exchange LLC.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based

329

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Active Bond ETF, Core Plus Bond ETF, Income ETF and Short Duration Core Plus ETF at February 28, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,064,582,977	$99,409,580	$1,163,992,557
Collateralized Mortgage Obligations	—	359,099,556	90,887,593	449,987,149
Commercial Mortgage-Backed Securities	—	227,335,172	152,222,570	379,557,742
Corporate Bonds
Aerospace & Defense	—	13,333,645	—	13,333,645
Banks	—	358,013,477	—	358,013,477
Biotechnology	—	23,214,085	—	23,214,085
Capital Markets	—	93,362,243	—	93,362,243
Chemicals	—	10,048,973	—	10,048,973
Commercial Services & Supplies	—	820,055	—	820,055
Construction & Engineering	—	1,501,996	—	1,501,996
Consumer Finance	—	42,345,978	—	42,345,978
Consumer Staples Distribution & Retail	—	397,191	—	397,191
Containers & Packaging	—	3,516,585	—	3,516,585
Diversified	—	—	4,237,693	4,237,693

330

Active Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified REITs	$—	$5,033,019	$—	$5,033,019
Diversified Telecommunication Services	—	25,972,550	—	25,972,550
Electric Utilities	—	75,806,582	—	75,806,582
Electronic Equipment, Instruments & Components	—	2,043,192	—	2,043,192
Financial Services	—	23,855,944	29,523,886	53,379,830
Food Products	—	22,170,749	—	22,170,749
Gas Utilities	—	581,580	—	581,580
Ground Transportation	—	1,371,735	—	1,371,735
Health Care Equipment & Supplies	—	12,277,812	—	12,277,812
Health Care Providers & Services	—	21,546,830	6,196,385	27,743,215
Health Care REITs	—	2,180,479	—	2,180,479
Independent Power and Renewable Electricity Producers	—	4,929,882	—	4,929,882
Insurance	—	2,000,088	—	2,000,088
Interactive Media & Services	—	35,044,493	—	35,044,493
Life Sciences Tools & Services	—	3,718,372	—	3,718,372
Media	—	13,202,809	—	13,202,809
Metals & Mining	—	5,392,696	—	5,392,696
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000,000	3,000,000
Multi-Utilities	—	8,471,132	—	8,471,132
Oil, Gas & Consumable Fuels	—	58,693,564	—	58,693,564
Pharmaceuticals	—	695,438	—	695,438
Real Estate Management & Development	—	726,267	—	726,267
Residential REITs	—	3,468,503	—	3,468,503
Semiconductors & Semiconductor Equipment	—	14,726,837	—	14,726,837
Software	—	29,003,836	—	29,003,836
Specialized REITs	—	6,894,980	—	6,894,980
Specialty Retail	—	881,712	—	881,712
Technology Hardware, Storage & Peripherals	—	2,066,722	—	2,066,722
Tobacco	—	495,242	—	495,242
Trading Companies & Distributors	—	559,935	—	559,935
Wireless Telecommunication Services	—	6,121,130	—	6,121,130
Total Corporate Bonds	—	936,488,338	42,957,964	979,446,302
Foreign Government Securities	—	35,384,805	—	35,384,805
Mortgage-Backed Securities	—	1,167,250,919	—	1,167,250,919
U.S. Treasury Obligations	—	2,391,692,986	—	2,391,692,986
Short-Term Investments
Investment Companies	209,849,300	—	—	209,849,300
Total Investments in Securities	$209,849,300	$6,181,834,753	$385,477,707	$6,777,161,760
Appreciation in Other Financial Instruments
Futures Contracts	$2,207,357	$—	$—	$2,207,357
Depreciation in Other Financial Instruments
Futures Contracts	$(712,678)	$—	$—	$(712,678)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,494,679	$—	$—	$1,494,679

331

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Active High Yield ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Aerospace & Defense	$—	$35,947,647	$—	$35,947,647
Automobile Components	—	78,334,430	—	78,334,430
Beverages	—	6,268,875	—	6,268,875
Broadline Retail	—	11,364,318	—	11,364,318
Building Products	—	76,166,961	—	76,166,961
Chemicals	—	86,977,696	—	86,977,696
Commercial Services & Supplies	—	95,207,886	—	95,207,886
Construction & Engineering	—	9,156,967	—	9,156,967
Construction Materials	—	5,598,359	—	5,598,359
Consumer Finance	—	28,425,206	—	28,425,206
Consumer Staples Distribution & Retail	—	14,402,432	—	14,402,432
Containers & Packaging	—	31,892,125	357,538	32,249,663
Diversified Consumer Services	—	2,724,174	—	2,724,174
Diversified REITs	—	5,421,907	—	5,421,907
Diversified Telecommunication Services	—	129,452,670	—	129,452,670
Electric Utilities	—	39,953,206	—	39,953,206
Electronic Equipment, Instruments & Components	—	15,974,211	—	15,974,211
Energy Equipment & Services	—	42,754,524	—	42,754,524
Entertainment	—	30,142,867	—	30,142,867
Financial Services	—	37,327,392	—	37,327,392
Food Products	—	15,614,331	—	15,614,331
Gas Utilities	—	6,945,908	—	6,945,908
Ground Transportation	—	40,635,519	—	40,635,519
Health Care Equipment & Supplies	—	34,643,856	—	34,643,856
Health Care Providers & Services	—	72,342,492	—	72,342,492
Health Care REITs	—	3,553,323	—	3,553,323
Health Care Technology	—	16,230,603	—	16,230,603
Hotel & Resort REITs	—	16,717,470	—	16,717,470
Hotels, Restaurants & Leisure	—	138,337,261	—	138,337,261
Household Durables	—	28,007,281	—	28,007,281
Household Products	—	7,523,557	—	7,523,557
Independent Power and Renewable Electricity Producers	—	12,235,140	—	12,235,140
Insurance	—	2,604,764	—	2,604,764
Interactive Media & Services	—	5,229,103	—	5,229,103
IT Services	—	22,788,267	—	22,788,267
Leisure Products	—	1,686,100	—	1,686,100
Life Sciences Tools & Services	—	1,303,510	—	1,303,510
Machinery	—	30,475,591	—	30,475,591
Media	—	202,858,276	—	202,858,276
Metals & Mining	—	29,563,507	—	29,563,507
Mortgage Real Estate Investment Trusts (REITs)	—	6,826,330	—	6,826,330
Oil, Gas & Consumable Fuels	—	266,158,211	—	266,158,211
Passenger Airlines	—	38,919,419	—	38,919,419
Personal Care Products	—	5,052,256	—	5,052,256
Pharmaceuticals	—	33,628,808	—	33,628,808
Professional Services	—	7,229,481	—	7,229,481

332

Active High Yield ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Real Estate Management & Development	$—	$4,975,491	$—	$4,975,491
Semiconductors & Semiconductor Equipment	—	28,847,173	—	28,847,173
Software	—	34,186,156	—	34,186,156
Specialized REITs	—	9,758,131	—	9,758,131
Specialty Retail	—	32,459,968	—	32,459,968
Technology Hardware, Storage & Peripherals	—	9,049,224	—	9,049,224
Trading Companies & Distributors	—	57,863,123	—	57,863,123
Wireless Telecommunication Services	—	6,653,555	80,000	6,733,555
Total Corporate Bonds	—	2,014,397,038	437,538	2,014,834,576
Short-Term Investments
Investment Companies	122,583,035	—	—	122,583,035
Investment of Cash Collateral from Securities Loaned	79,200	—	—	79,200
Total Short-Term Investments	122,662,235	—	—	122,662,235
Total Investments in Securities	$122,662,235	$2,014,397,038	$437,538	$2,137,496,811

Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,114,830,832	$236,619,210	$1,351,450,042
Collateralized Mortgage Obligations	—	518,773,086	58,531,334	577,304,420
Commercial Mortgage-Backed Securities	—	618,593,241	235,677,661	854,270,902
Common Stocks
Aerospace & Defense	—	—	3,189	3,189
Broadline Retail	—	—	— (a)	— (a)
Health Care Equipment & Supplies	—	277	—	277
Total Common Stocks	—	277	3,189	3,466
Corporate Bonds
Aerospace & Defense	—	23,348,739	2,803	23,351,542
Automobile Components	—	19,292,902	—	19,292,902
Automobiles	—	16,726,658	—	16,726,658
Banks	—	727,931,276	—	727,931,276
Beverages	—	2,255,448	—	2,255,448
Biotechnology	—	55,107,713	—	55,107,713
Broadline Retail	—	3,003,134	—	3,003,134
Building Products	—	28,226,273	—	28,226,273
Capital Markets	—	269,118,209	—	269,118,209
Chemicals	—	34,547,704	—	34,547,704
Commercial Services & Supplies	—	19,613,345	—	19,613,345
Construction & Engineering	—	8,391,041	—	8,391,041
Construction Materials	—	1,816,079	—	1,816,079
Consumer Finance	—	81,541,388	—	81,541,388
Consumer Staples Distribution & Retail	—	7,037,136	—	7,037,136
Containers & Packaging	—	40,609,887	—	40,609,887
Distributors	—	6,254,364	—	6,254,364

333

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified	$—	$—	$6,659,231	$6,659,231
Diversified Consumer Services	—	5,529,526	—	5,529,526
Diversified REITs	—	1,259,669	—	1,259,669
Diversified Telecommunication Services	—	116,730,371	—	116,730,371
Electric Utilities	—	263,585,335	—	263,585,335
Electrical Equipment	—	2,370,794	—	2,370,794
Electronic Equipment, Instruments & Components	—	6,663,480	—	6,663,480
Energy Equipment & Services	—	8,448,787	—	8,448,787
Entertainment	—	8,090,531	—	8,090,531
Financial Services	—	81,898,435	55,479,335	137,377,770
Food Products	—	76,265,477	—	76,265,477
Gas Utilities	—	3,147,012	—	3,147,012
Ground Transportation	—	35,280,054	—	35,280,054
Health Care Equipment & Supplies	—	27,875,396	—	27,875,396
Health Care Providers & Services	—	77,858,501	8,261,847	86,120,348
Health Care REITs	—	2,596,181	—	2,596,181
Health Care Technology	—	6,818,505	—	6,818,505
Hotel & Resort REITs	—	7,008,546	—	7,008,546
Hotels, Restaurants & Leisure	—	66,383,225	—	66,383,225
Household Durables	—	9,804,952	—	9,804,952
Household Products	—	3,207,686	—	3,207,686
Independent Power and Renewable Electricity Producers	—	24,236,854	—	24,236,854
Industrial Conglomerates	—	625,394	—	625,394
Industrial REITs	—	1,363,445	—	1,363,445
Insurance	—	23,520,248	—	23,520,248
Interactive Media & Services	—	52,321,127	—	52,321,127
IT Services	—	936,529	—	936,529
Leisure Products	—	934,402	—	934,402
Life Sciences Tools & Services	—	1,661,707	—	1,661,707
Machinery	—	7,217,864	—	7,217,864
Marine Transportation	—	3,325,264	—	3,325,264
Media	—	84,123,412	—	84,123,412
Metals & Mining	—	33,896,564	—	33,896,564
Mortgage Real Estate Investment Trusts (REITs)	—	40,037,087	5,000,000	45,037,087
Multi-Utilities	—	57,482,906	—	57,482,906
Office REITs	—	93,931	—	93,931
Oil, Gas & Consumable Fuels	—	392,175,196	—	392,175,196
Passenger Airlines	—	11,192,867	—	11,192,867
Personal Care Products	—	3,387,307	—	3,387,307
Pharmaceuticals	—	35,563,332	—	35,563,332
Professional Services	—	717,549	—	717,549
Real Estate Management & Development	—	199,880	8,466,348	8,666,228
Residential REITs	—	4,701,131	—	4,701,131
Retail REITs	—	2,634,027	—	2,634,027
Semiconductors & Semiconductor Equipment	—	69,974,766	—	69,974,766
Software	—	80,891,189	—	80,891,189
Specialized REITs	—	13,629,767	—	13,629,767

334

Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$21,342,512	$— (a)	$21,342,512
Technology Hardware, Storage & Peripherals	—	4,311,417	—	4,311,417
Tobacco	—	60,065,492	—	60,065,492
Trading Companies & Distributors	—	21,833,314	—	21,833,314
Water Utilities	—	932,169	—	932,169
Wireless Telecommunication Services	—	30,330,570	—	30,330,570
Total Corporate Bonds	—	3,241,302,978	83,869,564	3,325,172,542
Foreign Government Securities	—	134,207,361	—	134,207,361
Loan Assignments	—	57,329,627	—	57,329,627
Mortgage-Backed Securities	—	1,953,992,120	—	1,953,992,120
Municipal Bonds	—	4,914,137	—	4,914,137
Preferred Stocks	—	—	3,657	3,657
Rights	—	—	4,067	4,067
U.S. Treasury Obligations	—	1,570,088,164	—	1,570,088,164
Short-Term Investments
Investment Companies	746,585,254	—	—	746,585,254
Total Investments in Securities	$746,585,254	$9,214,031,823	$614,708,682	$10,575,325,759
Appreciation in Other Financial Instruments
Futures Contracts	$8,726,310	$—	$—	$8,726,310
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,202)	$—	$(5,202)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$8,726,310	$(5,202)	$—	$8,721,108

(a)	Value is zero.

Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$787,210,336	$77,065,245	$864,275,581
Collateralized Mortgage Obligations	—	1,381,267,571	111,369,660	1,492,637,231
Commercial Mortgage-Backed Securities	—	1,382,846,895	10,816,425	1,393,663,320
Common Stocks	—	—	428,174	428,174
Corporate Bonds
Aerospace & Defense	—	20,436,944	—	20,436,944
Automobile Components	—	33,363,190	—	33,363,190
Banks	—	81,444,639	—	81,444,639
Biotechnology	—	394,946	—	394,946
Broadline Retail	—	3,118,289	—	3,118,289
Building Products	—	37,411,730	—	37,411,730
Capital Markets	—	18,293,511	—	18,293,511
Chemicals	—	52,548,752	—	52,548,752
Commercial Services & Supplies	—	39,931,764	—	39,931,764
Communications Equipment	—	144,882	—	144,882
Construction & Engineering	—	2,517,569	—	2,517,569

335

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction Materials	$—	$938,273	$—	$938,273
Consumer Finance	—	22,149,025	—	22,149,025
Consumer Staples Distribution & Retail	—	14,128,609	—	14,128,609
Containers & Packaging	—	12,468,406	—	12,468,406
Distributors	—	2,043,759	—	2,043,759
Diversified	—	—	4,540,387	4,540,387
Diversified Consumer Services	—	6,771,723	—	6,771,723
Diversified Telecommunication Services	—	62,723,387	—	62,723,387
Electric Utilities	—	46,565,043	—	46,565,043
Electrical Equipment	—	105,471	—	105,471
Electronic Equipment, Instruments & Components	—	12,760,963	—	12,760,963
Energy Equipment & Services	—	5,302,306	—	5,302,306
Entertainment	—	12,068,565	—	12,068,565
Financial Services	—	48,163,169	20,651,915	68,815,084
Food Products	—	14,759,905	—	14,759,905
Gas Utilities	—	1,331,841	—	1,331,841
Ground Transportation	—	15,497,448	—	15,497,448
Health Care Equipment & Supplies	—	21,926,596	—	21,926,596
Health Care Providers & Services	—	34,251,228	—	34,251,228
Health Care Technology	—	7,156,334	—	7,156,334
Hotel & Resort REITs	—	9,634,147	—	9,634,147
Hotels, Restaurants & Leisure	—	63,364,795	—	63,364,795
Household Durables	—	15,946,409	—	15,946,409
Household Products	—	4,942,785	—	4,942,785
Independent Power and Renewable Electricity Producers	—	10,312,180	—	10,312,180
Insurance	—	3,366,924	—	3,366,924
Interactive Media & Services	—	1,412,356	—	1,412,356
IT Services	—	3,800,859	—	3,800,859
Leisure Products	—	657,736	—	657,736
Machinery	—	6,932,478	—	6,932,478
Marine Transportation	—	2,940,833	—	2,940,833
Media	—	96,244,896	—	96,244,896
Metals & Mining	—	16,746,483	—	16,746,483
Mortgage Real Estate Investment Trusts (REITs)	—	4,959,149	—	4,959,149
Multi-Utilities	—	14,524,183	—	14,524,183
Oil, Gas & Consumable Fuels	—	200,578,463	—	200,578,463
Passenger Airlines	—	9,881,187	—	9,881,187
Personal Care Products	—	9,386,506	—	9,386,506
Pharmaceuticals	—	12,650,867	—	12,650,867
Professional Services	—	473,488	—	473,488
Real Estate Management & Development	—	2,994,033	4,233,174	7,227,207
Semiconductors & Semiconductor Equipment	—	17,725,925	—	17,725,925
Software	—	15,279,847	—	15,279,847
Specialized REITs	—	3,600,137	—	3,600,137
Specialty Retail	—	22,707,902	— (a)	22,707,902
Technology Hardware, Storage & Peripherals	—	3,518,345	—	3,518,345
Trading Companies & Distributors	—	28,815,715	—	28,815,715

336

Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wireless Telecommunication Services	$—	$4,363,517	$—	$4,363,517
Total Corporate Bonds	—	1,218,480,412	29,425,476	1,247,905,888
Foreign Government Securities	—	305,333,702	—	305,333,702
Loan Assignments	—	35,448,877	—	35,448,877
Mortgage-Backed Securities	—	2,830,298,937	—	2,830,298,937
Municipal Bonds	—	8,468,262	—	8,468,262
Rights	—	—	5,344	5,344
Short-Term Investments
Investment Companies	161,585,217	—	—	161,585,217
Total Investments in Securities	$161,585,217	$7,949,354,992	$229,110,324	$8,340,050,533
Liabilities
TBA Short Commitment	$—	$(1,318,133,242)	$—	$(1,318,133,242)
Total Liabilities in Securities Sold Short	$—	$(1,318,133,242)	$—	$(1,318,133,242)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,379,975	$—	$3,379,975
Futures Contracts	7,739,460	—	—	7,739,460
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,772,037)	$—	$(1,772,037)
Futures Contracts	(7,030,215)	—	—	(7,030,215)
Swaps	—	(444,416)	—	(444,416)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$709,245	$1,163,522	$—	$1,872,767

(a)	Value is zero.

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$995,279	$—	$995,279
Collateralized Mortgage Obligations	—	927,251	—	927,251
Commercial Mortgage-Backed Securities	—	1,648,492	—	1,648,492
Common Stocks	—	—	628,926	628,926
Convertible Bonds	—	36,206	—	36,206
Corporate Bonds	—	1,066,779,027	—	1,066,779,027
Foreign Government Securities	—	597,722,770	—	597,722,770
Rights	—	—	12,065	12,065
Short-Term Investments
Investment Companies	90,168,741	—	—	90,168,741
Total Investments in Securities	$90,168,741	$1,668,109,025	$640,991	$1,758,918,757
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,941,995	$—	$9,941,995
Futures Contracts	2,337,126	1,273,382	—	3,610,508
Swaps	—	3,473,365	—	3,473,365

337

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
International Bond Opportunities ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,211,117)	$—	$(3,211,117)
Futures Contracts	(3,215,125)	—	—	(3,215,125)
Swaps	—	(349,250)	—	(349,250)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(877,999)	$11,128,375	$—	$10,250,376

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$6,502,166,258	$—	$6,502,166,258
Options Purchased	2,882,020	—	—	2,882,020
Short-Term Investments
Investment Companies	698,218,261	—	—	698,218,261
Total Investments in Securities	$701,100,281	$6,502,166,258	$—	$7,203,266,539
Appreciation in Other Financial Instruments
Futures Contracts	$632,341	$—	$—	$632,341
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(1,695,313)	$—	$—	$(1,695,313)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,062,972)	$—	$—	$(1,062,972)

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$283,538,885	$5,684,301	$289,223,186
Collateralized Mortgage Obligations	—	104,810,624	6,023,491	110,834,115
Commercial Mortgage-Backed Securities	—	45,083,316	2,547,366	47,630,682
Corporate Bonds
Aerospace & Defense	—	1,715,076	—	1,715,076
Automobile Components	—	1,889,428	—	1,889,428
Automobiles	—	7,024,661	—	7,024,661
Banks	—	158,013,131	—	158,013,131
Beverages	—	1,494,265	—	1,494,265
Biotechnology	—	1,157,260	—	1,157,260
Broadline Retail	—	263,143	—	263,143
Building Products	—	2,834,234	—	2,834,234
Capital Markets	—	36,568,026	—	36,568,026
Chemicals	—	2,545,645	—	2,545,645
Commercial Services & Supplies	—	3,718,736	—	3,718,736
Construction & Engineering	—	554,318	—	554,318
Construction Materials	—	104,252	—	104,252

338

Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$—	$11,072,655	$—	$11,072,655
Consumer Staples Distribution & Retail	—	306,729	—	306,729
Containers & Packaging	—	1,169,128	—	1,169,128
Distributors	—	282,928	—	282,928
Diversified	—	—	756,733	756,733
Diversified Consumer Services	—	495,915	—	495,915
Diversified REITs	—	2,221,144	—	2,221,144
Diversified Telecommunication Services	—	3,183,598	—	3,183,598
Electric Utilities	—	13,483,889	—	13,483,889
Electrical Equipment	—	438,741	—	438,741
Electronic Equipment, Instruments & Components	—	462,895	—	462,895
Energy Equipment & Services	—	794,541	—	794,541
Entertainment	—	783,718	—	783,718
Financial Services	—	14,001,410	3,688,085	17,689,495
Food Products	—	1,503,044	—	1,503,044
Gas Utilities	—	155,867	—	155,867
Ground Transportation	—	1,309,366	—	1,309,366
Health Care Equipment & Supplies	—	2,678,572	—	2,678,572
Health Care Providers & Services	—	6,163,970	—	6,163,970
Health Care Technology	—	456,732	—	456,732
Hotel & Resort REITs	—	672,442	—	672,442
Hotels, Restaurants & Leisure	—	5,574,601	—	5,574,601
Household Durables	—	1,863,643	—	1,863,643
Household Products	—	552,692	—	552,692
Independent Power and Renewable Electricity Producers	—	427,329	—	427,329
Insurance	—	24,623,199	—	24,623,199
Interactive Media & Services	—	139,443	—	139,443
IT Services	—	211,955	—	211,955
Leisure Products	—	75,170	—	75,170
Machinery	—	547,774	—	547,774
Marine Transportation	—	351,231	—	351,231
Media	—	4,888,785	—	4,888,785
Metals & Mining	—	513,187	—	513,187
Mortgage Real Estate Investment Trusts (REITs)	—	1,053,381	—	1,053,381
Multi-Utilities	—	1,497,005	—	1,497,005
Oil, Gas & Consumable Fuels	—	17,662,099	—	17,662,099
Passenger Airlines	—	1,438,465	—	1,438,465
Personal Care Products	—	336,706	—	336,706
Pharmaceuticals	—	187,987	—	187,987
Real Estate Management & Development	—	250,383	—	250,383
Residential REITs	—	1,163,285	—	1,163,285
Semiconductors & Semiconductor Equipment	—	7,717,888	—	7,717,888
Software	—	5,339,648	—	5,339,648
Specialized REITs	—	290,674	—	290,674
Specialty Retail	—	1,317,074	— (a)	1,317,074
Technology Hardware, Storage & Peripherals	—	202,570	—	202,570
Trading Companies & Distributors	—	1,926,184	—	1,926,184
Wireless Telecommunication Services	—	2,923,764	—	2,923,764

339

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Corporate Bonds	—	362,595,581	4,444,818	367,040,399
Foreign Government Securities	$—	$16,663,641	$—	$16,663,641
Mortgage-Backed Securities	—	187,807,165	—	187,807,165
Municipal Bonds	—	82,134	—	82,134
U.S. Treasury Obligations	—	266,168,655	—	266,168,655
Short-Term Investments
Investment Companies	59,530,174	—	—	59,530,174
U.S. Treasury Obligations	—	1,853,304	—	1,853,304
Total Short-Term Investments	59,530,174	1,853,304	—	61,383,478
Total Investments in Securities	$59,530,174	$1,268,603,305	$18,699,976	$1,346,833,455
Appreciation in Other Financial Instruments
Futures Contracts	$365,836	$—	$—	$365,836
Depreciation in Other Financial Instruments
Futures Contracts	$(318,339)	$—	$—	$(318,339)
Swaps	—	(106,409)	—	(106,409)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$47,497	$(106,409)	$—	$(58,912)

(a)	Value is zero.

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,975,355,884	$—	$3,975,355,884
Corporate Bonds	—	23,926,679,009	—	23,926,679,009
U.S. Government Agency Securities	—	47,559,396	—	47,559,396
U.S. Treasury Obligations	—	668,875,208	—	668,875,208
Short-Term Investments
Certificates of Deposits	—	1,301,592,191	—	1,301,592,191
Commercial Paper	—	3,757,111,630	—	3,757,111,630
Investment Companies	3,424,659,392	—	—	3,424,659,392
Investment of Cash Collateral from Securities Loaned	44,727,090	—	—	44,727,090
Repurchase Agreements	—	440,000,000	—	440,000,000
Total Short-Term Investments	3,469,386,482	5,498,703,821	—	8,968,090,303
Total Investments in Securities	$3,469,386,482	$34,117,173,318	$—	$37,586,559,800

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,333,165,961	$—	$5,333,165,961

340

Ultra-Short Municipal Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$820,987,514	$—	$—	$820,987,514
Total Investments in Securities	$820,987,514	$5,333,165,961	$—	$6,154,153,475
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Active Bond ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$40,204,972	$—	$271,069	$(3,898)	$84,731,757	$(4,329,104)	$—	$(24,465,216)	$3,000,000	$99,409,580
Collateralized Mortgage Obligations	12,025,803	—	961,691	69,798	84,718,363	(6,888,062)	—	—	—	90,887,593
Commercial Mortgage-Backed Securities	4,530,464	68,271	2,443,449	142,860	140,294,746	(3,284,012)	8,026,792	—	—	152,222,570
Corporate Bonds	—	—	26,041	(10,107)	45,101,109	(2,159,079)	—	—	—	42,957,964
Mortgage-Backed Securities	6,350,657	—	(86,907)	—	—	(3,263,750)	—	—	(3,000,000)	—
Total	$63,111,896	$68,271	$3,615,343	$198,653	$354,845,975	$(19,924,007)	$8,026,792	$(24,465,216)	$—	$385,477,707

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $3,886,934. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.

341

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Core Plus Bond ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$120,556,903	$—	$1,021,969	$187,708	$167,153,300	$(25,750,334)	$5,622,165	$(32,172,501)	$236,619,210
Collateralized Mortgage Obligations	31,683,260	—	393,509	53,740	37,492,925	(5,085,884)	—	(6,006,216)	58,531,334
Commercial Mortgage-Backed Securities	54,627,016	—	5,624,799	537,191	123,525,744	—	57,847,809	(6,484,898)	235,677,661
Common Stocks	10,044	526	(2,401)	—	4,564	(9,544)	—	—	3,189
Corporate Bonds	18,674	(29,070)	523,473	(7,151)	87,241,810	(3,878,172)	—	—	83,869,564
Mortgage-Backed Securities	10,082,813	—	—	—	—	(10,082,813)	—	—	—
Preferred Stocks	3,757	—	(100)	—	—	—	—	—	3,657
Rights	—	—	4,067	—	—	—	—	—	4,067
Warrants	— (a)	(1)	1	—	—	—	—	—	—
Total	$216,982,467	$(28,545)	$7,565,317	$771,488	$415,418,343	$(44,806,747)	$63,469,974	$(44,663,615)	$614,708,682

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $7,804,360. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the year ended February 28, 2026, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing

342

Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Income ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$20,894,859	$—	$252,189	$(92,965)	$94,805,422	$(38,394,985)	$1,606,333	$(8,605,606)	$6,599,998	$77,065,245
Collateralized Mortgage Obligations	5,893,564	—	(2,111,884)	(145,553)	207,538,075	(96,231,315)	—	(1,873,229)	(1,699,998)	111,369,660
Commercial Mortgage-Backed Securities	1,868,548	—	(74,159)	41,626	5,329,410	—	3,651,000	—	—	10,816,425
Common Stocks	— (b)	7,880	100,402	—	438,318	(118,426)	—	—	—	428,174
Corporate Bonds	38,476	(72,995)	253,001	3,958	30,403,580	(1,200,544)	—	—	—	29,425,476
Mortgage-Backed Securities	4,900,000	—	—	—	—	—	—	—	(4,900,000)	—
Rights	—	—	5,344	—	—	—	—	—	—	5,344
Total	$33,595,447	$(65,115)	$(1,575,107)	$(192,934)	$338,514,805	$(135,945,270)	$5,257,333	$(10,478,835)	$—	$229,110,324

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Mortgage-Backed Securities and Asset-Backed Securities.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(1,627,798). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
Short Duration Core Plus ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$3,010,737	$—	$48,657	$8,993	$3,067,750	$(451,836)	$—	$—	$5,684,301
Collateralized Mortgage Obligations	185,192	—	49,785	569	6,250,937	(277,800)	—	(185,192)	6,023,491
Commercial Mortgage-Backed Securities	—	—	14,079	1,024	2,532,263	—	—	—	2,547,366
Common Stocks	— (a)	—	—	—	—	—	—	—	—
Corporate Bonds	6,979	(13,335)	10,102	688	4,595,432	(155,048)	—	—	4,444,818
Total	$3,202,908	$(13,335)	$122,623	$11,274	$16,446,382	$(884,684)	$—	$(185,192)	$18,699,976

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $111,606. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

343

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Active
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$42,233,822	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.71%)
			Yield (Discount Rate of Cash Flows)	4.89% - 9.07% (6.56%)
Asset-Backed Securities	42,233,822
	72,044,720	Discounted Cash Flow	Constant Prepayment Rate	8.00% - 100.00% (72.97%)
			Yield (Discount Rate of Cash Flows)	4.71% - 5.41% (4.94%)
Collateralized Mortgage Obligations	72,044,720
	21,417,831	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.56% - 7.41% (6.07%)

Commercial Mortgage-Backed Securities	21,417,831
	35,291,837	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.52% - 12.39% (8.43%)

Corporate Bonds	35,291,837
Total	$170,988,210

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $214,489,497. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$37,103,374	Discounted Cash Flow	Constant Prepayment Rate	8.00% - 100.00% (63.42%)
			Yield (Discount Rate of Cash Flows)	4.80% - 5.41% (4.99%)

Collateralized Mortgage Obligations	37,103,374
	87,424,728	Discounted Cash Flow	Constant Default Rate	0.00% - 47.00% (0.11%)
			Yield (Discount Rate of Cash Flows)	4.12% - 21.41% (6.90%)

344

	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	87,424,728
	39,902,145	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.92% - 7.22% (6.65%)

Commercial Mortgage-Backed Securities	39,902,145
	63,076,888	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.52% - 12.82% (10.86%)
	2,803	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	- (c)	Terms of Restructuring	Expected Recovery	0.00%% (0.00%)

Corporate Bonds	63,079,691
	3,189	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	1	Terms of Restructuring	Expected Recovery	$0.50 ($0.50)

Common Stocks	3,190
Total	$227,513,128

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $ 387,195,554. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Value is zero.
Income ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$38,669,340	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.02%)
			Constant Default Rate	0.00% - 12.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	4.12% - 9.24% (7.29%)

Asset-Backed Securities	38,669,340
	3,000,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% (7.41%)

Commercial Mortgage-Backed Securities	3,000,000
	22,222,303	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% - 12.57% (11.04%)

Corporate Bonds	22,222,303
Total	$63,891,643

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $165,218,681. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

345

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Short
Duration
Core Plus
ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,670,322	Discounted Cash Flow	Constant Default Rate	0.00% - 47.00% (2.96%)
			Constant Prepayment Rate	0.00% - 100.00% (24.69%)
			Yield (Discount Rate of Cash Flows)	4.67% - 16.36% (6.68%)
Asset-Backed Securities	2,670,322
	4,955,034	Discounted Cash Flow	Constant Prepayment Rate	25.00% - 100.00% (87.70%)
			Yield (Discount Rate of Cash Flows)	4.56% - 5.02% (4.92%)

Collateralized Mortgage Obligations	4,955,034
	500,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% (7.41%)

Commercial Mortgage-Backed Securities	500,000
	2,700,158	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% - 12.39% (10.30%)
	- (b)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	2,700,158
Total	$10,825,514

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $7,874,462. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.

346

D. Loan Assignments— Core Plus Bond ETF and Income ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 8.
E. Unfunded Commitments— Income ETF entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At February 28, 2026, Income ETF had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income ETF
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	6.670%	$28,540	$27,154	$—	$—	$28,540	$27,154
F. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by a Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.

347

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Counterparty	Collateral amount
Active Bond ETF	Collateral Received	Goldman Sachs & Co. LLC	$(260,000)
	Collateral Received	Wells Fargo Securities LLC	(769,000)
Core Plus Bond ETF	Collateral Received	Wells Fargo Securities LLC	(368,000)
Income ETF	Collateral Posted	Bank of America NA	250,000
	Collateral Posted	Barclays Bank plc	510,000
	Collateral Posted	Citigroup Global Markets, Inc.	350,000
	Collateral Posted	Goldman Sachs & Co. LLC	1,090,000
	Collateral Posted	Morgan Stanley	770,000
	Collateral Posted	Wells Fargo Securities LLC	1,270,000
G. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 28, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active High Yield ETF	$80,000	$(79,200)	$800
Ultra-Short Income ETF	43,386,567	(43,386,567)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

348

Active Bond ETF, Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the year ended February 28, 2026.
H. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	$80,993,753	$1,801,180,351	$1,672,324,804	$—	$—	$209,849,300	209,849,300	$5,371,661	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Active High Yield ETF
For the period ended February 28, 2026
Security Description	Value at June 24, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c)	$—	$20,468,250	$20,389,050	$—	$—	$79,200	79,200	$55,793 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (b) (c)	—	441,291,051	318,708,016	—	—	122,583,035	122,583,035	1,757,743	—
Total	$—	$461,759,301	$339,097,066	$—	$—	$122,662,235		$1,813,536	$—

(a)	Commencement of operations was June 24, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

349

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Core Plus Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	$784,655,919	$3,140,281,510	$3,178,352,175	$—	$—	$746,585,254	746,585,254	$24,670,363	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Income ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$44,645,094	$5,899,626,589	$5,782,646,815	$(41,235)	$1,584	$161,585,217	161,520,608	$7,891,475	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

International Bond Opportunities ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	$14,100,041	$796,787,851	$720,719,151	$—	$—	$90,168,741	90,168,741	$2,294,476	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

350

Municipal ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$282,312,368	$2,621,437,631	$2,205,531,738	$—	$—	$698,218,261	698,148,446	$10,866,482	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Short Duration Core Plus ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$34,888,213	$587,263,043	$562,620,047	$(378)	$(657)	$59,530,174	59,506,372	$1,193,650	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	2,477,517	14,308,417	16,785,934	—	—	—	—	58,970 *	—
Total	$37,365,730	$601,571,460	$579,405,981	$(378)	$(657)	$59,530,174		$1,252,620	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

351

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Ultra-Short Income ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$76,209,770	$367,915,095	$399,397,775	$—	$—	$44,727,090	44,727,090	$1,573,606 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	3,163,005,924	22,882,891,293	22,621,237,825	—	—	3,424,659,392	3,424,659,392	91,681,690	—
Total	$3,239,215,694	$23,250,806,388	$23,020,635,600	$—	$—	$3,469,386,482		$93,255,296	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Municipal Income ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$366,506,598	$4,217,242,680	$3,762,761,765	$1,516	$(1,515)	$820,987,514	820,905,424	$14,184,657	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
I. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

352

recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
J. Derivatives—The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes J(1) — J(4) below describe the various derivatives used by the Funds.
(1) Options— Income ETF and Municipal ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

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NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond ETF, Income ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

354

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of February 28, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$—	$3,379,975	$9,941,995	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(5,202)	(1,772,037)	(3,211,117)	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	2,207,357	8,726,310	7,739,460	3,610,508	632,341	365,836
Swaps at Value (Assets) **	—	—	—	3,488,184	—	—
Purchased Options at Market Value	—	—	—	—	2,882,020	—
Unrealized Depreciation on Futures Contracts *	(712,678)	—	(7,030,215)	(3,215,125)	—	(318,339)
Swaps at Value (Liabilities) **	—	—	—	(11,886)	—	—
Written Options at Market Value	—	—	—	—	(1,695,313)	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(4,433,214)	(2,534,924)	—	(588,275)

355

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$1,494,679	$8,726,310	$709,245	$395,383	$632,341	$47,497
Swaps at Value **	—	—	(4,433,214)	941,374	—	(588,275)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(5,202)	1,607,938	6,730,878	—	—
Purchased Options at Market Value	—	—	—	—	2,882,020	—
Written Options at Market Value	—	—	—	—	(1,695,313)	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2026:
International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$37,988	$(37,988)	$—	$—
BNP Paribas	445,213	(218,346)	—	226,867
Citibank, NA	577,508	(159,749)	—	417,759
Goldman Sachs International	915,665	(915,665)	—	—
HSBC Bank, NA	385,543	(385,543)	—	—
Merrill Lynch International	30,473	—	—	30,473
Morgan Stanley	7,342,420	(1,125,526)	—	6,216,894
Standard Chartered Bank	16,465	—	—	16,465
State Street Bank & Trust	190,720	—	—	190,720
	$9,941,995	$(2,842,817)	$—	$7,099,178

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$104,034	$(37,988)	$—	$66,046
BNP Paribas	218,346	(218,346)	—	—
Citibank, NA	159,749	(159,749)	—	—
Goldman Sachs International	1,203,396	(915,665)	(160,000)(b)	127,731
HSBC Bank, NA	400,066	(385,543)	—	14,523
Morgan Stanley	1,125,526	(1,125,526)	—	—
	$3,211,117	$(2,842,817)	$(160,000)	208,300

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

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The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2026, by primary underlying risk exposure:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(187,063)	$(13,664,191)	$(59,215,532)
Purchased Options	—	—	(370,358)	—
Interest Rate Risk Exposure:
Futures Contracts	5,949,999	6,551,417	191,197	2,789,572
Swap Contracts	—	—	—	314,612
Purchased Options	—	—	(3,223,234)	—
Credit Risk Exposure:
Swap Contracts	—	—	(2,301,919)	(1,426,127)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(11,178)	$1,607,938	$4,326,317
Interest Rate Risk Exposure:
Futures Contracts	1,172,420	3,881,128	(67,389)	(392,971)
Swap Contracts	—	—	—	3,942,183
Credit Risk Exposure:
Swap Contracts	—	—	49,568	(337,364)

	Municipal ETF	Short Duration Core Plus ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$2,451,927	$170,301
Purchased Options	(3,103,281)	—
Written Options	2,187,500	—
Credit Risk Exposure:
Swap Contracts	—	(130,938)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$632,341	$(95,664)
Purchased Options	1,207,913	—
Written Options	(678,125)	—
Credit Risk Exposure:
Swap Contracts	—	(106,409)

357

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	Active Bond ETF	Core Plus Bond ETF	Income ETF
Futures Contracts:
Average Notional Balance Long	$310,698,367	$1,521,290,117	$1,097,410,137
Average Notional Balance Short	(47,770,403)	(13,052,447)	(366,781,016)
Ending Notional Balance Long	543,717,284	1,863,959,893	2,025,882,892
Ending Notional Balance Short	(145,857,734)	—	(701,062,297)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(602,680)	(113,638,253)
Average Settlement Value Sold	—	1,186,334	24,102,090
Ending Settlement Value Purchased	—	(7,102)	(452,623,876)
Ending Settlement Value Sold	—	4,079,114	106,330,135
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	201
OTC Options:
Average Number of Contracts Purchased	—	—	37,817,308
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	58,248,462
Ending Notional Balance - Buy Protection	—	—	63,507,000

	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Futures Contracts:
Average Notional Balance Long	$398,888,424	$91,683,746	$171,357,471
Average Notional Balance Short	(234,630,411)	(32,555,845)	(42,175,354)
Ending Notional Balance Long	551,574,733	146,664,031	275,190,532
Ending Notional Balance Short	(391,690,335)	—	(52,841,454)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(335,421,657)	—	—
Average Settlement Value Sold	966,555,023	—	—
Ending Settlement Value Purchased	(932,926,514)	—	—
Ending Settlement Value Sold	1,858,428,779	—	—
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	51,432,800	—	—
Average Notional Balance - Receives Fixed Rate	503,876,002	—	—
Ending Notional Balance - Pays Fixed Rate	20,648,460	—	—
Ending Notional Balance - Receives Fixed Rate	1,260,423,488	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	9,900	—
Average Number of Contracts Written	—	(9,800)	—
Ending Number of Contracts Purchased	—	21,700	—
Ending Number of Contracts Written	—	(21,700)	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	22,946,908	—	2,946,154
Ending Notional Balance - Buy Protection	23,186,537	—	7,660,000
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to

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minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
International Bond Opportunities ETF derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
International Bond Opportunities ETF	Collateral Posted	Goldman Sachs International	$(287,731)	$160,000
The Funds' derivatives contracts held at February 28, 2026 are not accounted for as hedging instruments under GAAP.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared monthly and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

359

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active Bond ETF	$—	$6,927	$(6,927)
Active High Yield ETF	—	233,742	(233,742)
Core Plus Bond ETF	—	(160,616)	160,616
Income ETF	—	1,032,540	(1,032,540)
International Bond Opportunities ETF	—	(57,917,423)	57,917,423
Municipal ETF	223,747,846	1,271,910	(225,019,756)
Short Duration Core Plus ETF	—	(15,235)	15,235
Ultra-Short Income ETF	—	3,461,799	(3,461,799)
Ultra-Short Municipal Income ETF	—	(88,616)	88,616
The reclassifications for the Funds relate primarily to foreign currency gains or losses, merger adjustments and tax adjustments on certain investments.
O. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
P. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Bond ETF	0.25%
Active High Yield ETF	0.45
Core Plus Bond ETF	0.40
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18
Short Duration Core Plus ETF	0.33
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

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B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed the percentage of the following Funds' respective average daily net assets as shown in the table below:
Core Plus Bond ETF	0.38%
Income ETF	0.39
The expense limitation agreements were in effect for the period July 1, 2025 through February 28, 2026 and the contractual percentages in the table above are in place until at least June 30, 2026 at which time it will be determined whether such waivers will be renewed or revised.
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Management Fees	Contractual Reimbursements
Core Plus Bond ETF	$1,537,608	$—
Income ETF	508,028	—
Municipal ETF	31,399	445
The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the year ended February 28, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

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NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Active Bond ETF	$4,008,371,963	$1,006,750,483	$2,319,076,994	$404,669,305
Active High Yield ETF	2,344,763,801	369,093,276	—	—
Core Plus Bond ETF	6,848,797,922	3,636,076,074	1,626,302,050	590,265,585
Income ETF	13,469,351,750	8,298,432,362	—	—
International Bond Opportunities ETF	1,288,610,259	298,749,610	—	—
Municipal ETF	3,880,037,700	1,518,340,956	—	—
Short Duration Core Plus ETF	833,252,228	321,403,735	447,261,090	284,262,088
Ultra-Short Income ETF	20,165,276,920	14,743,591,509	—	271,181,250
Ultra-Short Municipal Income ETF	4,145,178,852	2,081,588,763	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond ETF	$6,656,535,114	$126,621,290	$4,499,965	$122,121,325
Active High Yield ETF	2,131,806,562	29,417,760	23,727,511	5,690,249
Core Plus Bond ETF	10,385,192,631	229,385,861	30,531,625	198,854,236
Income ETF	6,945,349,183	125,526,995	51,074,918	74,452,077
International Bond Opportunities ETF	1,749,287,325	44,614,177	26,915,110	17,699,067
Municipal ETF	7,023,194,856	204,228,402	25,219,691	179,008,711
Short Duration Core Plus ETF	1,334,390,153	14,706,830	2,804,306	11,902,524
Ultra-Short Income ETF	37,467,782,791	125,202,922	6,425,913	118,777,009
Ultra-Short Municipal Income ETF	6,130,671,214	24,476,493	994,232	23,482,261
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments and foreign currency gains and losses.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Active Bond ETF	$138,918,749	$2,546,460	$—	$141,465,209
Active High Yield ETF	80,415,265	—	—	80,415,265
Core Plus Bond ETF	373,322,474	—	—	373,322,474
Income ETF	276,653,246	—	—	276,653,246
International Bond Opportunities ETF	52,683,318	—	—	52,683,318
Municipal ETF	790,637	—	143,556,745	144,347,382
Short Duration Core Plus ETF	37,956,718	—	—	37,956,718
Ultra-Short Income ETF	1,452,947,667	—	—	1,452,947,667
Ultra-Short Municipal Income ETF	23,232	—	125,739,581	125,762,813

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

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The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Active Bond ETF	$26,298,742	$38,648	$—	$26,337,390
Core Plus Bond ETF	194,864,689	—	—	194,864,689
Income ETF	109,577,913	—	—	109,577,913
International Bond Opportunities ETF	21,976,453	—	—	21,976,453
Municipal ETF	133,652	—	57,112,927	57,246,579
Short Duration Core Plus ETF	23,026,874	—	—	23,026,874
Ultra-Short Income ETF	1,286,564,436	—	—	1,286,564,436
Ultra-Short Municipal Income ETF	312,541	—	91,250,058	91,562,599

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Active Bond ETF	$26,022,398	$4,147,880	$—	$118,392,397
Active High Yield ETF	12,409,472	—	—	5,695,523
Core Plus Bond ETF	42,907,681	(13,548,267)	—	198,303,549
Income ETF	36,468,949	(43,462,204)	—	74,446,346
International Bond Opportunities ETF	9,651,082	(16,606,784)	—	17,361,840
Municipal ETF	156,327	(254,405,742)	21,342,155	179,008,711
Short Duration Core Plus ETF	4,888,080	(9,106,060)	—	11,852,125
Ultra-Short Income ETF	122,522,832	(63,951,212)	—	118,542,494
Ultra-Short Municipal Income ETF	22,882	(22,930,405)	13,680,326	23,482,261

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, straddle loss deferral and foreign currency gains and losses.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond ETF	$—	$13,548,267
Income ETF	27,511,981	15,950,223
International Bond Opportunities ETF	1,266,271	15,340,513
Municipal ETF	84,532,266 *	169,873,476 *
Short Duration Core Plus ETF	3,175,061	5,930,999
Ultra-Short Income ETF	3,062,459	60,888,753
Ultra-Short Municipal Income ETF	10,513,463	12,416,942

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.

363

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the following Funds deferred to March 1, 2026 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Plus Bond ETF	$—	$—	$96
Income ETF	684,180	729,554	—
International Bond Opportunities ETF	96,925	1,022,454	—
Ultra-Short Municipal Income ETF	92,790	206,613	—
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Active Bond ETF	$—	$67,313
Core Plus Bond ETF	8,617,385	12,907,575
International Bond Opportunities ETF	1,643,410	716,325
Short Duration Core Plus ETF	491,053	317,823
Ultra-Short Income ETF	23,564,943	7,800,605
Ultra-Short Municipal Income ETF	24,097	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

364

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate.
The Funds did not utilize the Credit Facility during the period March 1, 2025 through February 28, 2026.
Effective May 31, 2024, the Funds, excluding Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Ultra-Short Income ETF, are not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
International Bond Opportunities ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

365

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
International Bond Opportunities ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit a Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
9. Business Combinations
On April 15, 2025, the Board of Trustees of JPMorgan Trust I and the Board approved the reorganization of JPMorgan National Municipal Income Fund (the “Target Fund”) into Municipal ETF (the “Acquiring Fund”), subject to approval by shareholders of the Target Fund, which occurred on July 30, 2025. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on October 24, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C, Class I and Class R6 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $1,863,342,943 and identified cost of approximately $1,820,792,799 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of October 24, 2025, the Target Fund had capital loss carryforwards of $223,100,035.

366

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan National Municipal Income Fund				$42,550,144
Class A	32,119,341	$328,057,669	$10.21
Class C	411,435	4,077,777	9.91
Class I	65,775,682	656,626,962	9.98
Class R6	93,047,993	928,916,552	9.98
Acquiring Fund
Municipal ETF	81,650,000	4,132,103,129	50.61	78,173,516
Post Reorganization
Municipal ETF	119,543,144	6,049,782,089	50.61	120,723,660

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on March 1, 2025, the beginning of the annual reporting period, the pro forma results of operations for the year ended February 28, 2026, are as follows:
Net investment income (loss)	$211,283,194
Net realized/unrealized gains (losses)	91,704,040
Change in net assets resulting from operations	$302,987,234
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations since October 24, 2025.

367

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (nine of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan Active Bond ETF (1)
JPMorgan Active High Yield ETF (2)
JPMorgan Core Plus Bond ETF (1)
JPMorgan Income ETF (1)
JPMorgan International Bond Opportunities ETF (1)
JPMorgan Municipal ETF (1)
JPMorgan Short Duration Core Plus ETF (1)
JPMorgan Ultra-Short Income ETF (1)
JPMorgan Ultra-Short Municipal Income ETF (1)

(1)	Statement of operations for the year ended February 28, 2026 and statement of changes in net assets for the years ended February 28, 2026 and 2025
(2)	Statement of operations and statement of changes in net assets for the period June 24, 2025 (commencement of operations) through February 28, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

368

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2026:
Long-Term Capital Gain Distribution
JPMorgan Active Bond ETF	$2,546,460
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Active Bond ETF	$129,902,786	$796,180
JPMorgan Active High Yield ETF	68,325,918	1,498,467
JPMorgan Core Plus Bond ETF	333,622,258	—
JPMorgan Income ETF	235,321,046	—
JPMorgan International Bond Opportunities ETF	7,256,215	—
JPMorgan Short Duration Core Plus ETF	29,402,276	—
JPMorgan Ultra-Short Income ETF	768,431,723	—
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2026:
Exempt Distributions Paid
JPMorgan Municipal ETF	$143,556,745
JPMorgan Ultra-Short Municipal Income ETF	125,739,581
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Active Bond ETF	26.1%
JPMorgan Core Plus Bond ETF	8.5
JPMorgan Short Duration Core Plus ETF	11.6
JPMorgan Ultra-Short Income ETF	1.8

February 28, 2026	J.P. Morgan Exchange-Traded Funds	369

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-FIETF-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2026
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Apartments — 14.1%
American Homes 4 Rent, Class A, REIT	318,702	9,561,060
Apartment Investment and Management Co., Class A, REIT	218,547	963,792
AvalonBay Communities, Inc., REIT	130,722	23,167,860
Camden Property Trust, REIT	101,467	10,992,935
Centerspace, REIT	22,906	1,440,787
Equity LifeStyle Properties, Inc., REIT (a)	176,943	11,883,492
Equity Residential, REIT	324,910	20,537,561
Essex Property Trust, Inc., REIT	61,363	15,654,315
Independence Realty Trust, Inc., REIT	243,930	4,041,920
Invitation Homes, Inc., REIT	553,978	14,591,781
Mid-America Apartment Communities, Inc., REIT	112,128	15,009,454
NexPoint Residential Trust, Inc., REIT	36,986	1,042,635
Sun Communities, Inc., REIT	118,314	16,145,129
UDR, Inc., REIT	311,118	11,666,925
		156,699,646
Diversified — 16.0%
AH Realty Trust, Inc., REIT	140,231	876,444
Alexander & Baldwin, Inc., REIT	98,529	2,048,418
American Assets Trust, Inc., REIT	74,241	1,449,184
Broadstone Net Lease, Inc., REIT	196,382	3,807,847
Digital Realty Trust, Inc., REIT	264,787	46,920,256
EPR Properties, REIT	82,276	4,888,017
Equinix, Inc., REIT	52,225	50,880,729
Gaming and Leisure Properties, Inc., REIT	257,144	12,576,913
Gladstone Commercial Corp., REIT	76,945	961,043
Global Net Lease, Inc., REIT	254,601	2,398,341
InvenTrust Properties Corp., REIT	90,762	2,831,774
Millrose Properties, Inc., Class A, REIT	20,128	631,214
Safehold, Inc., REIT	75,328	1,215,794
UMH Properties, Inc., REIT	82,574	1,245,216
Veris Residential, Inc., REIT	107,623	2,028,694
VICI Properties, Inc., Class A, REIT	937,328	28,316,679
WP Carey, Inc., REIT	207,266	15,472,407
		178,548,970
Health Care — 19.5%
Alexandria Real Estate Equities, Inc., REIT	155,312	8,393,060
American Healthcare REIT, Inc., REIT	92,440	4,829,066
CareTrust REIT, Inc., REIT	140,588	5,710,685
Diversified Healthcare Trust, REIT	269,899	1,824,517
Healthcare Realty Trust, Inc., Class A, REIT	363,758	6,711,335
Healthpeak Properties, Inc., REIT	681,391	12,046,993
LTC Properties, Inc., REIT	53,545	2,124,666
INVESTMENTS	SHARES	VALUE($)

Health Care — continued
Medical Properties Trust, Inc., REIT (a)	679,561	3,914,271
National Health Investors, Inc., REIT	48,793	4,102,028
Omega Healthcare Investors, Inc., REIT	237,316	11,455,243
Sabra Health Care REIT, Inc., REIT	251,124	5,160,598
Sila Realty Trust, Inc., REIT	25,028	643,970
Ventas, Inc., REIT	390,058	33,607,397
Welltower, Inc., REIT	564,607	116,941,402
		217,465,231
Hotels — 3.2%
Apple Hospitality REIT, Inc., REIT	246,698	3,024,517
DiamondRock Hospitality Co., REIT	262,214	2,632,629
Host Hotels & Resorts, Inc., REIT	669,719	13,119,795
Park Hotels & Resorts, Inc., REIT (a)	258,016	2,918,161
Pebblebrook Hotel Trust, REIT (a)	169,439	2,173,902
RLJ Lodging Trust, REIT	216,618	1,737,276
Ryman Hospitality Properties, Inc., REIT	55,396	5,470,355
Sunstone Hotel Investors, Inc., REIT	253,881	2,356,016
Xenia Hotels & Resorts, Inc., REIT	146,534	2,239,040
		35,671,691
Industrial — 14.0%
Americold Realty Trust, Inc., REIT	287,695	3,852,236
EastGroup Properties, Inc., REIT	44,639	8,763,082
First Industrial Realty Trust, Inc., REIT	135,977	8,585,588
Innovative Industrial Properties, Inc., REIT	35,005	1,853,865
Lineage, Inc., REIT	14,036	568,739
LXP Industrial Trust, REIT	64,414	3,192,358
Prologis, Inc., REIT	766,414	109,267,644
Rexford Industrial Realty, Inc., REIT	188,051	7,046,271
STAG Industrial, Inc., REIT	185,797	7,286,958
Terreno Realty Corp., REIT	81,107	5,357,928
		155,774,669
Office — 3.5%
Brandywine Realty Trust, REIT	291,479	929,818
BXP, Inc., REIT	149,700	8,619,726
COPT Defense Properties, REIT	125,768	3,996,907
Cousins Properties, Inc., REIT	164,424	3,808,060
Douglas Emmett, Inc., REIT (a)	204,982	2,027,272
Easterly Government Properties, Inc., Class A, REIT	53,795	1,252,348
Empire State Realty Trust, Inc., Class A, REIT	195,854	1,151,621
Highwoods Properties, Inc., REIT (a)	119,575	2,689,242
Hudson Pacific Properties, Inc., REIT *	47,872	346,593
JBG SMITH Properties, REIT	127,282	1,935,959
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Kilroy Realty Corp., REIT	115,116	3,432,759
Piedmont Realty Trust, Inc., Class A, REIT *	183,578	1,393,357
SL Green Realty Corp., REIT (a)	71,720	2,642,882
Vornado Realty Trust, REIT	170,963	4,715,160
		38,941,704
Regional Malls — 5.5%
CBL & Associates Properties, Inc., REIT	30,254	1,142,996
Macerich Co. (The), REIT	266,787	5,461,130
Simon Property Group, Inc., REIT	246,121	50,171,766
Tanger, Inc., REIT	116,249	4,308,188
		61,084,080
Shopping Centers — 6.3%
Acadia Realty Trust, REIT	116,616	2,439,607
Alexander's, Inc., REIT	4,667	1,094,971
Brixmor Property Group, Inc., REIT	306,467	9,276,756
Curbline Properties Corp., REIT	113,184	3,147,647
Federal Realty Investment Trust, REIT	74,914	8,148,396
Kimco Realty Corp., REIT	650,233	15,312,987
Kite Realty Group Trust, REIT	232,016	6,044,017
NETSTREIT Corp., REIT (a)	83,718	1,738,823
Phillips Edison & Co., Inc., REIT	126,625	4,973,830
Regency Centers Corp., REIT	166,815	13,178,385
Saul Centers, Inc., REIT	28,995	988,150
Urban Edge Properties, REIT	138,808	2,949,670
Whitestone, REIT	77,600	1,178,744
		70,471,983
Single Tenant — 6.8%
Agree Realty Corp., REIT	91,848	7,391,927
Essential Properties Realty Trust, Inc., REIT	153,127	5,197,130
Four Corners Property Trust, Inc., REIT	100,368	2,561,391
Getty Realty Corp., REIT	55,613	1,825,219
NNN REIT, Inc., REIT	183,494	8,315,948
Realty Income Corp., REIT	747,756	50,099,652
		75,391,267
Storage — 10.3%
CubeSmart, REIT	226,962	9,337,217
Extra Space Storage, Inc., REIT	193,380	29,206,181
INVESTMENTS	SHARES	VALUE($)

Storage — continued
Iron Mountain, Inc., REIT	268,956	29,136,003
National Storage Affiliates Trust, REIT (a)	97,299	3,407,411
Public Storage, REIT	141,227	43,365,163
Smartstop Self Storage REIT, Inc., REIT (a)	16,059	535,568
		114,987,543
Total Common Stocks (Cost $1,090,871,714)		1,105,036,784
Short-Term Investments — 1.8%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (b) (c) (Cost $6,609,959)	6,609,959	6,609,959
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $13,568,106)	13,568,106	13,568,106
Total Short-Term Investments (Cost $20,178,065)		20,178,065
Total Investments — 101.0% (Cost $1,111,049,779)		1,125,214,849
Liabilities in Excess of Other Assets — (1.0)%		(11,562,845)
NET ASSETS — 100.0%		1,113,652,004

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2026. The total value of securities on loan at February 28, 2026 is $12,876,406.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	208	03/20/2026	USD	7,997,600	494,192

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2026

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$1,105,036,784
Investments in affiliates, at value	6,609,959
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	13,568,106
Deposits at broker for futures contracts	692,000
Receivables:
Investment securities sold	5,524,488
Fund shares sold	461
Dividends from non-affiliates	1,137,625
Dividends from affiliates	30,031
Securities lending income (See Note 2.B.)	864
Variation margin on futures contracts	18,482
Other assets	103,222
Total Assets	1,132,722,022
LIABILITIES:
Payables:
Due to custodian	1,156
Investment securities purchased	3,648,887
Collateral received on securities loaned (See Note 2.B.)	13,568,106
Fund shares redeemed	1,762,156
Accrued liabilities:
Management fees (See Note 3.A.)	89,713
Total Liabilities	19,070,018
Net Assets	$1,113,652,004
NET ASSETS:
Paid-in-Capital	$1,185,365,533
Total distributable earnings (loss)	(71,713,529)
Total Net Assets	$1,113,652,004
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	10,900,000
Net asset value, per share	$102.17
Cost of investments in non-affiliates	$1,090,871,714
Cost of investments in affiliates	6,609,959
Investment securities on loan, at value (See Note 2.B.)	12,876,406
Cost of investment of cash collateral (See Note 2.B.)	13,568,106
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2026

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$22,311
Interest income from affiliates	66
Dividend income from non-affiliates	30,615,530
Dividend income from affiliates	244,204
Income from securities lending (net) (See Note 2.B.)	19,372
Other	18,317
Total investment income	30,919,800
EXPENSES:
Management fees (See Note 3.A.)	1,028,871
Interest expense to affiliates	876
Total expenses	1,029,747
Net investment income (loss)	29,890,053
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16,171,218)
In-kind redemptions of investments in non-affiliates (See Note 4)	13,236,062
Futures contracts	390,544
Net realized gain (loss)	(2,544,612)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	55,414,373
Futures contracts	225,132
Change in net unrealized appreciation/depreciation	55,639,505
Net realized/unrealized gains (losses)	53,094,893
Change in net assets resulting from operations	$82,984,946
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,890,053	$26,980,754
Net realized gain (loss)	(2,544,612)	20,562,586
Change in net unrealized appreciation/depreciation	55,639,505	80,322,261
Change in net assets resulting from operations	82,984,946	127,865,601
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(29,794,967)	(27,912,142)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	126,955,566	28,196,103
NET ASSETS:
Change in net assets	180,145,545	128,149,562
Beginning of period	933,506,459	805,356,897
End of period	$1,113,652,004	$933,506,459
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$223,998,403	$222,731,624
Cost of shares redeemed	(97,042,837)	(194,535,521)
Total change in net assets resulting from capital transactions	$126,955,566	$28,196,103
SHARE TRANSACTIONS:
Issued	2,400,000	2,350,000
Redeemed	(1,025,000)	(2,050,000)
Net increase in shares from share transactions	1,375,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders MSCI US REIT ETF
Year Ended February 28, 2026	$98.01	$2.98	$4.18	$7.16	$(3.00)
Year Ended February 28, 2025	87.30	2.86	10.83	13.69	(2.98)
Year Ended February 29, 2024	85.96	2.94	1.69	4.63	(3.29)
Year Ended February 28, 2023	99.98	2.75	(14.63)	(11.88)	(2.14)
Year Ended February 28, 2022	82.46	1.93	17.48	19.41	(1.89)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$102.17	$102.18	7.63%	7.74%	$1,113,652,004	0.11%	3.17%	8%
98.01	97.92	15.96	15.97	933,506,459	0.11	3.07	8
87.30	87.21	5.61	5.46	805,356,897	0.11	3.54	4
85.96	85.99	(11.84)	(11.85)	741,364,325	0.11	3.03	8
99.98	100.02	23.55	23.45	1,357,276,384	0.11	1.96	5
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	February 28, 2026

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,125,214,849	$—	$—	$1,125,214,849
Appreciation in Other Financial Instruments
Futures Contracts (a)	$494,192	$—	$—	$494,192

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of February 28, 2026.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$12,876,406	$(12,876,406)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
C. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$7,996,508	$82,730,030	$77,158,432	$—	$—	$13,568,106	13,568,106	$334,559 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	4,960,676	64,670,879	63,021,596	—	—	6,609,959	6,609,959	244,204	—
Total	$12,957,184	$147,400,909	$140,180,028	$—	$—	$20,178,065		$578,763	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts— The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the year ended February 28, 2026:

Futures Contracts:
Average Notional Balance Long	$6,791,572
Ending Notional Balance Long	7,997,600
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2026

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Fund did not pay any significant foreign, federal or state and local income taxes.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$12,176,427	$660	$(12,177,087)
The reclassifications for the Fund relate primarily to redemptions in-kind.
H. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$81,972,690	$78,301,016
During the year ended February 28, 2026, there were no purchases or sales of U.S. Government securities.
For the year ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$219,895,484	$90,620,152
During the year ended February 28, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,124,360,342	$131,694,079	$130,345,380	$1,348,699
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
Ordinary Income*	Total Distributions Paid
$29,794,967	$29,794,967

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$27,912,142	$27,912,142

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$3,503,865	$(70,509,943)	$1,348,699

The cumulative timing differences primarily consist of wash sale loss deferrals.
As of February 28, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$32,658,643	$37,851,300
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2026, the Fund deferred to March 1, 2026 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(607,820)	$6,636,021

February 28, 2026	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$686,087
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2026

As of February 28, 2026, JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Blend Funds
30.9%
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accordingly.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.
Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund's underlying index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan BetaBuilders MSCI US REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan BetaBuilders MSCI US REIT ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2026

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Section 199A Income
The Fund had the following amount, or maximum allowable amount, of ordinary income distributions treated as section 199A dividends for the fiscal year ended February 28, 2026.
Qualified Business Income
JPMorgan BetaBuilders MSCI US REIT ETF	$27,983,058

February 28, 2026	J.P. Morgan Exchange-Traded Funds	19

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-RETF-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Management Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2026
Fund	Ticker	Listing Exchange
JPMorgan High Yield Municipal ETF	JMHI	NYSE Arca, Inc.
JPMorgan Inflation Managed Bond ETF	JCPI	Cboe BZX Exchange, Inc.
JPMorgan Limited Duration Bond ETF	JPLD	Cboe BZX Exchange, Inc.
JPMorgan Realty Income ETF	JPRE	NYSE Arca, Inc.
JPMorgan Sustainable Municipal Income ETF	JMSI	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.6% (a)
Alabama — 5.7%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,250,000	1,308,362
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (c)	2,030,000	2,175,492
Series 2021A, Rev., 4.00%, 12/1/2031 (c)	3,000,000	3,131,185
Series 2026E, Rev., 5.00%, 7/1/2033 (d)	1,000,000	1,084,209
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	2,000,000	2,206,263
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,015,000	1,119,494
Black Belt Energy Gas District, Gas Supply Series 2026B, Rev., 5.00%, 12/1/2034	500,000	552,114
County of Jefferson sewer, Rev., 5.25%, 10/1/2049	1,000,000	1,053,406
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,140,000	1,224,847
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000,000	956,528
Total Alabama		14,811,900
Alaska — 0.7%
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	1,500,000	1,376,521
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,500,000	397,266
Total Alaska		1,773,787
Arizona — 0.8%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000,000	938,902
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	946,210
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	210,000	207,877
Total Arizona		2,092,989
Arkansas — 0.4%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (b)	1,000,000	1,087,173
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — 5.9%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,280,000	1,361,159
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,500,000	1,679,911
Series 2026B, Rev., 5.00%, 3/1/2036	2,370,000	2,582,704
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	872,120
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	1,000,000	916,422
California Municipal Finance Authority Series 2026A-1, Class 1, Rev., 4.05%, 7/20/2041 (d)	1,000,000	1,011,168
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	1,005,189
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., A.G., Zero Coupon, 8/1/2030	200,000	179,613
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,001,023
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,665,388
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	1,000,000	994,372
Total California		15,269,069
Colorado — 3.6%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	506,478
Series 2018B, GO, 7.25%, 12/15/2047	500,000	500,839
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	500,000	487,385
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	500,000	513,583
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	790,000	854,934
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,000,000	1,077,243
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	515,000	537,152
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746,000	752,204
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250,000	1,254,143
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,000,000	1,119,854
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	500,000	368,094
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	765,451
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	605,293
Total Colorado		9,342,653
Connecticut — 0.8%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000,000	1,100,858
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,000,000	1,028,432
Total Connecticut		2,129,290
District of Columbia — 0.4%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	1,000,000	1,155,598
Florida — 4.3%
Alachua County Health Facilities Authority, Continuing Care Retirement Oak Hammock at The university of Florida, Inc. Series 2025B-1, Rev., 4.00%, 10/1/2030	735,000	737,595
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000,000	938,152
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,097,961
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Rev., AMT, 5.25%, 7/1/2047	500,000	372,500
Rev., AMT, 5.50%, 7/1/2053	500,000	372,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,015,147
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000,000	1,032,138
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	1,000,000	1,052,148
Florida Local Government Finance Commission, The Sanctuary at Village on The Isle Project Series 2025A, Rev., BAN, 11.00%, 12/22/2030 (b)	500,000	509,624
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,423,696
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	1,000,000	1,017,967
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	1,000,000	946,226
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	483,068
Total Florida		10,998,722
Georgia — 4.4%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000,000	937,520
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2053	1,000,000	1,091,997
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., A.G., 5.00%, 4/1/2048	1,000,000	1,050,135
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	863,162
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,925,000	2,060,218
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000,000	2,178,243
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,093,481
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019B, Rev., 5.00%, 1/1/2048	1,000,000	1,005,378
Series 2019A, Rev., 5.00%, 1/1/2063	1,000,000	1,001,352
Total Georgia		11,281,486
Illinois — 5.1%
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2041	2,150,000	2,372,089
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,031,197
City of Chicago Series 2025A, GO, 6.00%, 1/1/2050	1,000,000	1,052,206
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	845,000	911,040
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000,000	1,015,287
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000,000	968,013
Illinois Finance Authority, The Moorings of Arlington Heights Series 2025A, Rev., 5.13%, 11/1/2046	500,000	512,148
Illinois Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	990,000	1,138,921
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,444,524
Series 2023B, GO, 5.50%, 5/1/2047	2,435,000	2,567,565
Total Illinois		13,012,990
Indiana — 1.8%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000,000	901,629
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,550,000	1,473,572
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000,000	997,181
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250,000	1,143,435
Total Indiana		4,515,817
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Iowa — 0.4%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	6,265,000	926,367
Kentucky — 0.9%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,357,404
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,000,000	1,065,580
Total Kentucky		2,422,984
Louisiana — 1.2%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,145,000	874,605
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700,000	580,970
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740,000	598,471
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	1,000,000	1,004,763
Total Louisiana		3,058,809
Maryland — 0.4%
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	1,000,000	1,051,058
Massachusetts — 0.8%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	1,000,000	1,002,802
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,063,451
Total Massachusetts		2,066,253
Michigan — 1.7%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,535,494
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000,000	873,106
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	1,000,000	1,001,386
Total Michigan		4,409,986
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	994,134
Mississippi — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010L, Rev., VRDO, 2.00%, 3/2/2026 (c)	1,380,000	1,380,000
Missouri — 1.2%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019A, Rev., 5.00%, 2/1/2042	1,250,000	1,275,601
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	875,000	884,861
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000,000	961,421
Total Missouri		3,121,883
Montana — 0.3%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	1,000,000	843,818
Nebraska — 0.4%
Central Plains Energy Project, Gas Project No. 4 Series 2023A-1, Rev., 5.00%, 11/1/2029 (c)	1,000,000	1,069,747
Nevada — 0.8%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	3,890,000	2,100,600
New Hampshire — 0.8%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.17%, 1/20/2041 (c)	991,922	1,002,386
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	100,000	100,002
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,056,238
Total New Hampshire		2,158,626
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — 3.6%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019, Rev., 5.00%, 10/1/2039 (b)	2,000,000	1,561,268
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project, Rev., 5.00%, 1/1/2040 (b)	2,921,853	2,070,788
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2022BB, Rev., 4.00%, 6/15/2038	1,000,000	1,032,070
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000,000	2,077,629
Series 2018B, Rev., 5.00%, 6/1/2046	2,530,000	2,503,000
Total New Jersey		9,244,755
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010E, Rev., 3.88%, 6/1/2029 (c)	1,020,000	1,049,022
New York — 12.9%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,007,177
Build NYC Resource Corp., ERE425, LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (b)	1,150,000	1,155,897
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,000,000	2,088,233
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	750,000	795,598
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (c)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (c)	1,000,000	1,004,747
New York City Housing Development Corp. Series 2023A, Rev., 4.80%, 2/1/2053	2,500,000	2,514,789
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,900,000	1,977,029
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2048	2,820,000	2,960,363
New York Counties Tobacco Trust Series 2016A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,274,717
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	2,000,000	2,016,047
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,500,000	1,572,168
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2034	375,000	387,069
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,115,899
Rev., AMT, 4.38%, 10/1/2045	1,500,000	1,445,621
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project Series 2016A, Rev., AMT, 5.25%, 1/1/2050	2,000,000	2,000,705
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,032,631
Suffolk Tobacco Asset Securitization Corp. Series 2021B-2, Rev., Zero Coupon, 6/1/2066	1,000,000	91,965
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2041	1,000,000	1,006,750
Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,932,656
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2046 (b)	1,135,000	1,106,967
Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,000,000	843,612
Total New York		33,130,640
North Carolina — 1.2%
North Carolina Medical Care Commission, The United Methodist Retirement Homes Project Series 2025A, Rev., 5.00%, 10/1/2050	1,000,000	1,025,242
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000,000	1,012,639
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 1/1/2049	1,000,000	1,018,366
Total North Carolina		3,056,247
North Dakota — 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,000,000	1,099,045
Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	1,155,000	1,164,298
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Series 2020B-2, Rev., 5.00%, 6/1/2055	3,500,000	2,889,999
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	775,985
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	1,000,000	1,002,617
County of Hamilton, Life Enriching Communities Project, Rev., 5.50%, 1/1/2055	1,500,000	1,540,011
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,128,152
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,553,857
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	1,250,000	1,271,721
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	250,000	258,313
Total Ohio		11,584,953
Oklahoma — 1.4%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	775,000	777,203
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,600,000	1,602,689
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,147,399
Total Oklahoma		3,527,291
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	675,812
Other — 0.4%
FHLMC Multifamily VRD Certificates Series ML-3, Rev., 0.00%, 4/1/2026 (c) (d)	1,000,000	1,067,680
Pennsylvania — 2.6%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	1,200,000	1,233,922
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	1,000,000	1,016,441
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000,000	2,013,166
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,250,000	1,282,036
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	970,000	1,065,773
Total Pennsylvania		6,611,338
Puerto Rico — 2.9%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	2,200,000	462,357
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,000,000	1,023,280
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,945,445
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,997,102
Total Puerto Rico		7,428,184
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.50%, 5/15/2056	1,000,000	1,047,277
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	999,644
Total Rhode Island		2,046,921
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	500,000	521,316
South Dakota — 0.4%
South Dakota Health and Educational Facilities Authority, Monument Health, Rev., 5.25%, 9/1/2051	1,000,000	1,054,133
Tennessee — 1.5%
Shelby County Health Educational and Housing Facilities Board, Retirement Facility, The Farm at Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,068,865
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	669,596
Tennessee Energy Acquisition Corp., Gas Project Series 2026A, Rev., 5.00%, 11/1/2034	1,000,000	1,107,643
Total Tennessee		3,846,104
Texas — 5.5%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,033,734
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000,000	1,092,303
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,000,000	1,107,783
Series 2025B, Rev., AMT, 5.50%, 7/15/2038	1,750,000	1,906,691
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,000,000	1,067,270
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.38%, 1/1/2055	750,000	755,372
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	850,379
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2043	1,000,000	1,002,346
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	1,000,000	988,336
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045	1,070,000	1,032,224
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	1,000,000	1,129,024
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,094,261
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	1,000,000	999,173
Total Texas		14,058,896
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — 1.2%
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2036	1,000,000	1,128,042
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (b)	1,000,000	996,831
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	1,000,000	1,030,936
Total Utah		3,155,809
Washington — 1.9%
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	2,116,516
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	1,024,185
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,000,000	1,005,184
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (b)	600,000	643,452
Total Washington		4,789,337
West Virginia — 0.4%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000,000	1,029,411
Wisconsin — 6.4%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	491,130	492,035
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	650,000	650,364
Public Finance Authority, Georgia SR 400 Express Lanes Project
Rev., AMT, 5.75%, 6/30/2060	3,500,000	3,665,665
Rev., AMT, 5.75%, 12/31/2065	1,000,000	1,045,822
Public Finance Authority, Maniilaq Association Employee Housing Project
Rev., 5.25%, 12/1/2046	1,000,000	1,041,259
Rev., 5.25%, 12/1/2048	1,000,000	1,031,116
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (b)	3,877,143	2,964,195
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800,000	523,118
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (e)	10,000	10,037
Series 2016A, Rev., 5.00%, 11/15/2035	1,000,000	1,004,287
Series 2016A, Rev., 4.00%, 11/15/2046	990,000	929,290
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,047,034
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,000,000	1,006,706
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	975,000	1,066,296
Total Wisconsin		16,477,224
Total Municipal Bonds (Cost $236,644,024)		238,529,857
	NO. OF CONTRACTS
Options Purchased — 0.1%
Call Options Purchased — 0.1%
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 77,500,000
Counterparty: Exchange-Traded * (Cost $60,547)	775	102,929
	SHARES
Short-Term Investments — 8.2%
Investment Companies — 8.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (f) (g) (Cost $21,082,355)	21,081,014	21,083,122
Total Investments — 100.9% (Cost $257,786,926)		259,715,908
Liabilities in Excess of Other Assets — (0.9)%		(2,202,735)
NET ASSETS — 100.0%		257,513,173

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	92	06/18/2026	USD	10,467,875	45,132

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 :
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	775	USD 77,500,000	USD 131.00	4/24/2026	(60,547)
Total Written Options Contracts (Premiums Received $ (36,328))						(60,547)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 43.3%
U.S. Treasury Inflation Indexed Notes 0.13%, 4/15/2027 (a)	20,578,620	20,406,495
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028	38,720,102	38,957,884
2.38%, 10/15/2028	144,631,156	150,496,377
1.63%, 4/15/2030	64,107,290	65,435,414
1.88%, 7/15/2035	54,875,794	56,025,718
1.88%, 1/15/2036	13,204,120	13,406,164
Total U.S. Treasury Obligations (Cost $342,778,906)		344,728,052
Corporate Bonds — 27.7%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	390,724
Boeing Co. (The)
3.10%, 5/1/2026	931,000	929,483
6.39%, 5/1/2031	414,000	452,531
6.53%, 5/1/2034	88,000	98,664
L3Harris Technologies, Inc. 3.85%, 12/15/2026	625,000	624,562
Leidos, Inc. 2.30%, 2/15/2031	767,000	696,782
RTX Corp. 5.75%, 1/15/2029	1,800,000	1,891,238
		5,083,984
Automobiles — 0.3%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	895,073
2.38%, 10/15/2027 (b)	919,000	896,017
1.80%, 1/10/2028 (b)	300,000	288,303
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	592,593
		2,671,986
Banks — 8.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	860,930
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	279,431
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,200,000	1,278,742
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,551,329
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	197,607
2.75%, 12/3/2030	2,200,000	2,021,692
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	177,900
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	935,816
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	3,627,000	3,293,567
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	3,454,000	3,619,779
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,704,500
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	39,577
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	850,000	889,822
Barclays plc (United Kingdom)
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	600,000	625,501
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	1,160,000	1,204,113
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	324,586
BNP Paribas SA (France)
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	296,273
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	750,000	776,966
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	450,000	476,616
(SOFR + 1.29%), 4.92%, 1/15/2034 (b) (c)	1,000,000	1,004,801
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	2,214,000	2,187,102
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	2,194,000	1,975,816
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	2,065,000	2,142,514
Capital One NA 3.45%, 7/27/2026	447,000	446,163
Citibank NA 5.80%, 9/29/2028	1,500,000	1,570,981
Citigroup, Inc.
4.45%, 9/29/2027	272,000	273,642
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	89,875
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,500,000	1,373,007
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	1,250,000	1,155,880
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	738,630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	257,433
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	673,000	687,084
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	377,000	389,086
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	380,000	382,867
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	424,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	320,000	328,979
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	975,721
Fifth Third Bancorp
3.95%, 3/14/2028	800,000	800,297
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	69,619
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	246,455
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	291,015
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	1,034,378
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,641,000	1,549,610
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	695,000	702,963
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	900,000	931,676
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	878,333
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	380,000	382,918
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	526,000	539,603
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	469,000	468,866
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (c)	585,000	587,708
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	620,000	640,294
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	591,774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	200,000	207,493
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	2,024,715
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	486,000	482,725
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	1,320,000	1,404,059
PNC Financial Services Group, Inc. (The)
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	344,077
(SOFR + 1.07%), 5.22%, 1/29/2031 (c)	350,000	364,014
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	800,000	829,424
Royal Bank of Canada (Canada) (SOFR + 0.98%), 4.31%, 11/3/2031 (c)	600,000	603,871
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	782,485
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	400,000	405,152
Societe Generale SA (France)
3.00%, 1/22/2030 (b)	500,000	476,207
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	3,000,000	3,201,313
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (c)	400,000	402,414
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (b) (c)	600,000	614,830
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.90%, 9/17/2028	1,500,000	1,425,245
5.77%, 1/13/2033	800,000	859,646
Truist Bank 3.30%, 5/15/2026	1,000,000	998,416
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	296,049
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	518,880
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	830,470
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	610,194
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	129,670
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	627,000	665,611
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	371,001
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	686,219
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,256,000	3,356,753
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	609,677
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	200,000	210,454
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	280,000	281,065
		70,666,731
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	500,000	475,243
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,400,000	1,367,492
5.05%, 3/15/2034	245,000	254,352
Amgen, Inc.
5.25%, 3/2/2030	200,000	208,710
4.85%, 2/19/2036	285,000	286,542
		2,117,096
Capital Markets — 2.3%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	362,082
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	192,148
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,450,000	1,431,826
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	150,000	144,080
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	1,043,744
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	1,785,000	1,781,361
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	1,512,000	1,352,895
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,350,000	2,158,217
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	170,000	171,196
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (b) (c)	200,000	205,124
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	300,000	275,909
Morgan Stanley
4.35%, 9/8/2026	963,000	965,196
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	3,740,000	3,844,606
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	910,000	807,599
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	800,000	806,819
Nasdaq, Inc. 5.55%, 2/15/2034	321,000	338,311
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	1,000,000	985,940
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	800,000	802,275
(SOFR + 1.05%), 4.59%, 8/10/2032 (b) (c)	800,000	803,298
		18,472,626
Chemicals — 0.1%
RPM International, Inc. 2.95%, 1/15/2032	438,000	402,709
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	398,660
5.25%, 8/9/2034	188,000	194,795
		593,455
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	37,709
Consumer Finance — 1.6%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,538,961
3.00%, 10/29/2028	1,835,000	1,785,123
Aircastle Ltd. 5.25%, 3/15/2030 (b)	459,000	473,810
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	126,953
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	155,000	160,141
(SOFR + 0.87%), 4.46%, 2/10/2032 (c)	1,200,000	1,211,760
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	125,000	128,046
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (b)	832,000	831,626
4.38%, 5/1/2026 (b)	1,063,000	1,063,276
2.53%, 11/18/2027 (b)	678,000	658,731
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	518,582
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	642,021
General Motors Financial Co., Inc.
4.90%, 10/6/2029	500,000	511,291
2.35%, 1/8/2031	940,000	855,488
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (b)	1,037,000	1,093,563
6.50%, 3/26/2031 (b)	600,000	647,395
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	207,861
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (c)	300,000	311,332
		12,765,960
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 5.00%, 9/15/2034	485,000	493,137
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	451,177
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	237,000	245,975
Sonoco Products Co. 5.00%, 9/1/2034	808,000	815,965
WRKCo, Inc. 4.90%, 3/15/2029	150,000	153,501
		1,666,618
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	271,000	250,024
Simon Property Group LP 2.45%, 9/13/2029	200,000	190,141
WP Carey, Inc.
2.40%, 2/1/2031	800,000	729,999
2.25%, 4/1/2033	893,000	762,248
		1,932,412
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.65%, 2/1/2028	1,181,000	1,132,526
Comcast Corp. 5.17%, 1/15/2037 (b)	1,674,000	1,685,492
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	700,000	651,972
Orange SA (France) 5.00%, 1/13/2036 (b)	250,000	251,099
Verizon Communications, Inc. 4.78%, 2/15/2035	770,000	766,671
		4,487,760
Electric Utilities — 3.0%
Alabama Power Co. 5.85%, 11/15/2033	500,000	541,201
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	106,077
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	20,081
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	650,000	680,550
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	307,801
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	586,000	577,322
4.55%, 11/15/2030 (b)	290,000	292,101
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	55,837
Duke Energy Corp. 5.45%, 6/15/2034	550,000	577,179
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	577,460
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	76,467
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	389,696
2.78%, 1/7/2032 (b)	554,000	502,366
Edison International 5.25%, 11/15/2028	1,250,000	1,273,978
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (b)	360,000	359,626
Entergy Arkansas LLC 4.95%, 1/15/2036	1,200,000	1,211,285
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	89,156
Evergy Metro, Inc. 5.40%, 4/1/2034	289,000	304,861
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Evergy, Inc. 2.90%, 9/15/2029	329,000	316,207
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	856,219
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	656,000	646,238
Florida Power & Light Co. 5.30%, 6/15/2034	1,000,000	1,054,234
Fortis, Inc. (Canada) 3.06%, 10/4/2026	1,021,000	1,014,615
Georgia Power Co. 4.85%, 3/15/2031	550,000	568,378
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	30,112
4.95%, 9/30/2034	142,000	143,726
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	451,000	429,176
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	185,585
5.30%, 3/15/2032	600,000	628,941
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	500,000	458,135
5.11%, 1/12/2036 (b)	600,000	608,464
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	779,914
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	458,000
4.55%, 7/1/2030	978,999	983,626
5.70%, 3/1/2035	571,000	595,361
5.20%, 5/1/2036	400,000	401,327
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	840,886
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	179,520
PPL Capital Funding, Inc. 5.25%, 9/1/2034	500,000	516,620
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	125,618
SCE Recovery Funding LLC
4.45%, 3/15/2036	490,000	495,277
Series A-2, 1.94%, 5/15/2038	285,000	225,674
Southern California Edison Co. 5.45%, 3/1/2035	1,000,000	1,028,926
Southern Co. (The) 5.70%, 3/15/2034	207,000	220,175
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,010,000	1,011,385
Tampa Electric Co. 4.90%, 3/1/2029	274,000	281,354
Virginia Electric and Power Co. 5.15%, 3/15/2035	500,000	511,505
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b)	640,000	663,250
		24,201,492
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	400,000	383,193
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	539,000	539,308
		922,501
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	714,000	744,007
Financial Services — 0.5%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	298,426
Fiserv, Inc. 5.35%, 3/15/2031	850,000	874,999
Global Payments, Inc.
2.15%, 1/15/2027	901,000	886,582
3.20%, 8/15/2029	400,000	383,594
LSEG Finance plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	854,293
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	500,000	507,286
5.13%, 7/29/2029 (b)	445,000	459,845
		4,265,025
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	700,000	734,321
Bunge Ltd. Finance Corp.
4.20%, 9/17/2029	550,000	553,563
5.15%, 8/4/2035	350,000	359,135
General Mills, Inc. 4.95%, 3/29/2033	151,000	154,404
JBS NV 5.50%, 1/15/2036	710,000	728,595
Kraft Heinz Foods Co. 5.00%, 7/15/2035	600,000	602,216
Mars, Inc. 5.00%, 3/1/2032 (b)	217,000	224,782
		3,357,016
Ground Transportation — 0.2%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	185,673
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	637,000	633,643
Uber Technologies, Inc. 4.80%, 9/15/2034	634,000	635,838
		1,455,154
Health Care Equipment & Supplies — 0.1%
Solventum Corp. 5.60%, 3/23/2034	350,000	365,941
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	605,947
		971,888
Health Care Providers & Services — 0.8%
Cencora, Inc. 5.15%, 2/15/2035	651,000	673,400
Cigna Group (The)
5.25%, 1/15/2036	554,000	569,008
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
3.20%, 3/15/2040	144,000	115,087
CommonSpirit Health
3.35%, 10/1/2029	455,000	443,009
2.78%, 10/1/2030	171,000	160,608
CVS Health Corp. 1.88%, 2/28/2031	781,000	696,225
HCA, Inc.
4.13%, 6/15/2029	964,000	964,946
3.50%, 9/1/2030	500,000	484,382
2.38%, 7/15/2031	700,000	632,196
4.60%, 11/15/2032	510,000	510,830
Humana, Inc. 3.95%, 3/15/2027	492,000	491,440
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	299,618
2.95%, 6/30/2030	93,000	88,677
2.80%, 6/30/2031	287,000	267,804
		6,397,230
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	831,505
DOC DR LLC 2.63%, 11/1/2031	409,000	371,859
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	447,063
Ventas Realty LP 3.25%, 10/15/2026	529,000	526,415
		2,176,842
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,204,272
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 4.40%, 1/15/2031	115,000	115,786
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	363,000	360,249
Insurance — 0.5%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	834,681
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	1,000,791
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	671,670
2.65%, 1/6/2029 (b)	200,000	191,264
F&G Global Funding 2.30%, 4/11/2027 (b)	1,204,000	1,179,079
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	379,389
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,878
3.70%, 5/15/2029	30,000	29,690
		4,306,442
Interactive Media & Services — 0.2%
Alphabet, Inc. 4.80%, 2/15/2036	1,040,000	1,057,082
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
Meta Platforms, Inc.
4.60%, 11/15/2032	170,000	172,851
4.88%, 11/15/2035	365,000	368,635
		1,598,568
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	586,914
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	365,000	369,146
4.90%, 2/12/2036	155,000	157,688
		526,834
Media — 0.1%
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	946,000	1,106,184
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	460,000	426,465
2.85%, 4/27/2031 (b)	650,000	606,576
Steel Dynamics, Inc. 5.38%, 8/15/2034	100,000	103,929
		1,136,970
Multi-Utilities — 0.6%
Ameren Corp. 5.00%, 1/15/2029	650,000	668,314
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	286,127
CMS Energy Corp. 2.95%, 2/15/2027	170,000	168,435
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	10,004
Consumers Energy Co. 4.63%, 5/15/2033	300,000	304,064
DTE Energy Co. 5.20%, 4/1/2030	700,000	727,863
NiSource, Inc. 5.25%, 3/30/2028	566,000	580,346
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	191,033
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	269,098
Puget Energy, Inc. 2.38%, 6/15/2028	934,000	900,098
Sempra 3.70%, 4/1/2029	800,000	791,583
		4,896,965
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	431,436
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	894,810
		1,326,246
Oil, Gas & Consumable Fuels — 1.7%
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	137,039
Cheniere Energy Partners LP 5.55%, 10/30/2035	65,000	67,453
Cheniere Energy, Inc. 5.65%, 4/15/2034	500,000	525,779
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	690,000	709,835
5.68%, 1/15/2034 (b)	584,000	610,964
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (b)	800,000	833,260
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	723,162
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	849,202
Energy Transfer LP
5.25%, 7/1/2029	362,000	375,359
5.70%, 4/1/2035	1,100,000	1,155,568
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	850,000	855,639
Enterprise Products Operating LLC
3.95%, 2/15/2027	392,000	392,177
5.20%, 1/15/2036	135,000	139,179
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,530,000	1,425,080
MPLX LP
4.13%, 3/1/2027	458,000	458,273
2.65%, 8/15/2030	300,000	281,119
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	441,751
ONEOK, Inc. 4.95%, 10/15/2032	900,000	915,646
Plains All American Pipeline LP 3.55%, 12/15/2029	700,000	686,472
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	556,135
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	232,254
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	245,471
Williams Cos., Inc. (The) 5.60%, 3/15/2035	575,000	604,280
		13,221,097
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 5.20%, 2/22/2034	787,000	823,719
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	554,028
		1,377,747
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	516,345
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	324,806
		841,151
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	879,000	775,859
Mid-America Apartments LP 1.70%, 2/15/2031	687,000	610,339
UDR, Inc.
3.50%, 1/15/2028	100,000	99,189
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
3.20%, 1/15/2030	260,000	252,352
2.10%, 8/1/2032	266,000	231,493
		1,969,232
Retail REITs — 0.4%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	386,000	372,579
2.50%, 8/16/2031	440,000	400,015
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	246,276
4.30%, 10/15/2028	870,000	875,909
Realty Income Corp. 4.13%, 10/15/2026	600,000	600,554
Regency Centers LP 3.70%, 6/15/2030	350,000	345,361
		2,840,694
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
5.05%, 7/12/2029	304,000	314,544
5.15%, 11/15/2031	108,000	113,087
3.14%, 11/15/2035 (b)	200,000	174,871
4.80%, 2/15/2036	90,000	90,222
Marvell Technology, Inc.
2.95%, 4/15/2031	1,122,000	1,048,701
5.45%, 7/15/2035	42,000	43,724
NXP BV (Netherlands) 2.50%, 5/11/2031	1,058,000	968,991
		2,754,140
Software — 0.4%
Oracle Corp.
2.65%, 7/15/2026	60,000	59,641
4.50%, 5/6/2028	95,000	95,565
2.88%, 3/25/2031	502,000	456,254
4.80%, 9/26/2032	1,000,000	977,125
5.70%, 2/4/2036	360,000	360,202
6.50%, 4/15/2038	50,000	51,805
Roper Technologies, Inc. 4.90%, 10/15/2034	600,000	596,381
Synopsys, Inc. 5.15%, 4/1/2035	655,000	670,788
Workday, Inc. 3.50%, 4/1/2027	300,000	298,375
		3,566,136
Specialized REITs — 0.5%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,655,268
Equinix, Inc. 2.90%, 11/18/2026	605,000	600,219
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	923,283
2.35%, 3/15/2032	467,000	412,637
		3,591,407
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	500,843
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	197,292
3.60%, 9/1/2027	403,000	401,043
1.75%, 3/15/2031	200,000	177,640
		1,276,818
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 4/1/2032	382,000	396,727
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	42,000	41,619
		438,346
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	746,690
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	1,016,000	982,804
		1,729,494
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	385,000	395,550
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	831,260
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	640,000	653,128
3.88%, 4/15/2030	1,184,000	1,174,898
		1,828,026
Total Corporate Bonds (Cost $218,061,265)		220,185,109
Mortgage-Backed Securities — 10.4%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	4,692	4,771
Pool # C91802, 3.50%, 1/1/2035	1,318,286	1,299,308
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	65,433	65,938
Pool # A57681, 6.00%, 12/1/2036	435	460
Pool # G06493, 4.50%, 5/1/2041	312,894	317,296
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	952,068
Pool # U90690, 3.50%, 6/1/2042	316,810	305,373
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	630,677	635,410
Pool # RA7937, 5.00%, 9/1/2052	3,000,955	3,038,645
Pool # SD8324, 5.50%, 5/1/2053	1,482,034	1,511,235
Pool # SD3518, 5.50%, 7/1/2053	1,574,933	1,607,410
Pool # SD3900, 5.50%, 8/1/2053	1,280,126	1,305,638
Pool # QI4131, 5.50%, 4/1/2054	2,067,288	2,105,595
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD5568, 5.50%, 5/1/2054	2,396,835	2,441,808
Pool # QJ5547, 5.50%, 9/1/2054	2,101,431	2,158,707
Pool # QJ7687, 5.50%, 11/1/2054	2,193,111	2,265,445
Pool # RJ2914, 5.50%, 11/1/2054	3,114,131	3,183,259
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	194,995	193,592
Pool # AP9584, 3.00%, 10/1/2032	846,982	829,429
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	80,755	83,889
Pool # 735503, 6.00%, 4/1/2035	24,150	25,356
Pool # 888460, 6.50%, 10/1/2036	155,392	165,345
Pool # 888890, 6.50%, 10/1/2037	3,686	3,927
Pool # 949320, 7.00%, 10/1/2037	17,495	18,456
Pool # 995149, 6.50%, 10/1/2038	8,910	9,487
Pool # 994410, 7.00%, 11/1/2038	74,881	79,531
Pool # AD9151, 5.00%, 8/1/2040	145,794	150,382
Pool # AE0681, 4.50%, 12/1/2040	326,026	330,244
Pool # BM3500, 4.00%, 9/1/2047	623,389	625,510
Pool # BM3499, 4.00%, 12/1/2047	777,060	766,203
Pool # BE8354, 4.00%, 3/1/2048	396,434	390,873
Pool # FM9776, 3.00%, 11/1/2051	1,873,986	1,714,549
Pool # FS7749, 3.00%, 2/1/2052	946,421	865,299
Pool # FS9551, 5.50%, 9/1/2053	1,269,349	1,298,047
Pool # DA4015, 6.00%, 10/1/2053	461,166	480,642
Pool # FS6668, 5.50%, 12/1/2053	1,082,341	1,101,970
Pool # CB8151, 5.50%, 3/1/2054	1,976,386	2,014,574
Pool # DB2385, 5.50%, 6/1/2054	3,027,911	3,078,786
Pool # DB3630, 5.50%, 6/1/2054	2,704,575	2,783,294
Pool # BU5025, 5.50%, 9/1/2054	1,726,532	1,759,896
Pool # FS9262, 5.50%, 10/1/2054	1,786,706	1,819,777
Pool # DB1954, 5.00%, 11/1/2054	2,430,277	2,443,327
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,566,759
Pool # AN6732, 2.83%, 5/1/2027	1,133,090	1,119,134
Pool # AN7338, 3.06%, 11/1/2027	907,231	898,016
Pool # AN7943, 3.10%, 1/1/2028	2,271,251	2,246,942
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,805,267
Pool # AN9486, 3.57%, 6/1/2028	3,564,137	3,551,471
Pool # AN2069, 2.35%, 8/1/2028	1,314,859	1,276,899
Pool # BL0907, 3.88%, 12/1/2028	698,470	699,321
Pool # BM4162, 3.15%, 10/1/2029 (f)	105,457	104,085
Pool # BL4333, 2.52%, 11/1/2029	1,082,344	1,038,632
Pool # BM7037, 1.75%, 3/1/2032 (f)	993,693	884,104
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,228,840
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,034,337
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,907,116
Pool # MA1125, 4.00%, 7/1/2042	397,812	394,715
Pool # MA1437, 3.50%, 5/1/2043	568,093	546,969
Pool # MA1463, 3.50%, 6/1/2043	548,855	528,445
Pool # BF0669, 4.00%, 6/1/2052	1,656,526	1,617,270
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BF0230, 5.50%, 1/1/2058	2,623,682	2,749,637
Pool # BM7238, 3.00%, 4/1/2059	1,929,224	1,726,744
Pool # BM6734, 4.00%, 8/1/2059	2,927,695	2,839,640
Pool # BF0736, 4.00%, 6/1/2063	2,044,420	1,963,235
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	47,388	51,114
Pool # BA7567, 4.50%, 5/20/2048	542,419	535,165
Pool # BI0416, 4.50%, 11/20/2048	61,546	61,308
Pool # BM9692, 4.50%, 7/20/2049	192,299	190,732
Total Mortgage-Backed Securities (Cost $82,370,602)		82,796,648
Asset-Backed Securities — 8.4%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	304,304	294,689
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,942,818
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	63,105	61,570
Series 2021-1, Class B, 3.95%, 7/11/2030	762,405	740,749
American Credit Acceptance Receivables Trust Series 2026-1, Class D, 5.10%, 1/12/2033 (b)	1,110,000	1,120,762
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,038,215
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	474,057
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class C, 5.17%, 3/17/2031	632,000	642,053
Series 2025-3, Class C, 4.81%, 5/15/2031	390,000	393,876
Series 2026-1, Class C, 4.44%, 11/17/2031	425,000	427,736
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	513,016	511,631
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	677,792	687,662
Carmax Auto Owner Trust Series 2025-3, Class A3, 4.35%, 7/15/2030	370,000	373,459
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 7/17/2028	151,819	153,563
Series 2025-2, Class A3, 4.48%, 3/15/2030	464,000	469,320
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	22,502	22,517
Series 2021-P4, Class A4, 1.64%, 12/10/2027	1,116,021	1,109,163
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-P4, Class A3, 4.64%, 1/10/2030	276,000	277,511
Series 2025-P3, Class A3, 4.04%, 11/11/2030	1,000,000	1,005,638
Consumer Portfolio Services Auto Trust Series 2025-B, Class A, 4.74%, 2/15/2029 (b)	274,502	275,176
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	13,401	13,376
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	256,738	257,860
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	80,372	80,460
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	235,904
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	1,695,686	1,703,855
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	802,242
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,500,000	1,522,624
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,072,076
Series 2025-1A, Class A, 5.02%, 3/15/2035 (b)	957,000	969,655
Series 2025-2A, Class A, 4.50%, 11/15/2035 (b)	1,400,000	1,413,726
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	265,478	267,396
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (b)	232,000	234,779
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	262,270	262,505
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	379,196
Series 2025-2, Class C, 4.39%, 9/15/2032	495,000	497,736
Series 2025-1, Class C, 4.99%, 9/15/2032	264,000	268,302
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	301,025	299,670
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	396,767	397,455
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.69%, 6/15/2029	217,350	220,695
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	288,084
Series 2025-4A, Class C, 4.57%, 6/16/2031	730,000	737,563
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-3A, Class C, 5.09%, 10/15/2031	427,000	435,564
Series 2025-5A, Class C, 4.68%, 3/15/2032	320,000	324,372
Series 2026-1A, Class C, 4.40%, 5/17/2032	410,000	412,826
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	71,804	72,139
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	592,038
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,855,927
Ford Credit Auto Owner Trust Series 2026-1, Class A, 4.32%, 8/15/2038 (b) (e)	1,095,000	1,112,829
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	2,083,443
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (b)	670,000	679,376
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (b)	258,733	260,363
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	315,322	316,540
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (b)	345,000	348,932
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	83,547	79,275
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (b)	1,330,000	1,359,631
Series 2025-2A, Class A, 5.13%, 9/25/2031 (b)	260,000	267,878
Hilton Grand Vacations Trust
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	310,909	313,452
Series 2025-2A, Class B, 4.73%, 5/25/2044 (b)	265,958	268,165
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (b)	327,059	330,316
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,144,620	1,136,138
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (b)	497,000	501,196
Series 2025-B, Class A3, 4.53%, 4/17/2028 (b)	497,000	501,342
Series 2026-A, Class A3, 3.97%, 12/15/2028 (b)	470,000	471,997
Hyundai Auto Receivables Trust Series 2025-A, Class A3, 4.32%, 10/15/2029	714,000	719,698
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	348,169	349,249
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (b)	733,000	743,775
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (b)	310,000	312,735
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A4, 4.69%, 2/18/2031	255,000	260,024
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	274,649	261,986
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	50,357	48,922
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	295,456	301,392
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	425,417	435,697
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,158,032
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,352,945
Oportun Issuance Trust Series 2026-A, Class B, 5.06%, 1/9/2034 (b)	590,000	593,444
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	88,000	87,957
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,127,931
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,969,601	1,875,269
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,230,489	1,232,368
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	1,001,562
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (b)	1,096,123	1,061,898
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (b)	1,244,331	1,198,235
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (b)	540,000	540,852
Reach ABS Trust Series 2026-1A, Class C, 4.80%, 2/15/2033 (b)	765,000	769,092
Santander Drive Auto Receivables Trust
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	587,970
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	748,440
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	304,874
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,132,717
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	483,814
Series 2025-3, Class C, 4.68%, 9/15/2031	380,000	384,810
Series 2025-4, Class C, 4.52%, 1/15/2032	95,000	96,189
Series 2026-1, Class C, 4.26%, 4/15/2032	375,000	376,299
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	268,474
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	1,000,000	1,039,574
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	285,000	291,113
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	27,352	27,472
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	91,057	86,380
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	507,038	515,670
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	110,573	110,876
Toyota Auto Receivables Owner Trust Series 2026-A, Class A3, 3.86%, 9/16/2030	430,000	432,046
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	586,234	574,051
Series 2016-2, Class AA, 2.88%, 10/7/2028	640,153	622,478
Series 2018-1, Class AA, 3.50%, 3/1/2030	392,410	386,833
Series 2018-1, Class A, 3.70%, 3/1/2030	656,294	632,178
Veros Auto Receivables Trust Series 2026-1, Class B, 4.84%, 5/15/2029 (b)	125,000	125,345
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	445,472	447,659
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	120,037	120,062
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (b)	591,000	602,808
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	90,915	90,474
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	553,010	562,035
Westlake Automobile Receivables Trust Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	107,498	107,926
World Omni Auto Receivables Trust Series 2023-D, Class A3, 5.79%, 2/15/2029	183,807	185,931
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	312,000	314,425
Total Asset-Backed Securities (Cost $66,427,266)		66,763,049
Commercial Mortgage-Backed Securities — 3.9%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (f)	341,682	328,228
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,478,966
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	3,071,081
Series K072, Class A2, 3.44%, 12/25/2027	473,000	470,628
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	599,047
Series K145, Class AM, 2.58%, 6/25/2032	880,000	809,051
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,946,767
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	622,129	617,708
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	948,688	940,602
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	1,994,646	1,975,388
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (f)	311,848	308,267
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (f)	2,602,043	2,562,317
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (f)	1,462,997	1,446,877
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	1,988,630	1,960,927
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	363,413	362,733
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (f)	1,546,243	1,520,392
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	790,536	773,551
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330,893	320,231
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	5,284,492	171,318
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (f)	1,517,000	1,353,322
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	5,000,000	4,472,504
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (f)	253,568	15,109
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,722,027
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	267,000
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,614,053
Total Commercial Mortgage-Backed Securities (Cost $31,789,848)		31,108,094
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 3.8%
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.60%, 12/25/2034 (f)	2,516	2,517
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	2,547	2,549
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,100,713	1,040,785
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,094,417	1,033,615
Series 2017-4, Class MT, 3.50%, 6/25/2057	295,100	275,668
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,143,963	1,096,521
Series 2019-3, Class M55D, 4.00%, 10/25/2058	260,026	248,901
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,628,017	2,408,096
FHLMC, REMIC
Series 3121, Class JD, 5.50%, 3/15/2026	7	7
Series 3150, Class EQ, 5.00%, 5/15/2026	285	285
Series 3898, Class KH, 3.50%, 6/15/2026	85	85
Series 3911, Class B, 3.50%, 8/15/2026	9,831	9,799
Series 3959, Class PB, 3.00%, 11/15/2026	144,249	143,538
Series 3337, Class MD, 5.50%, 6/15/2027	2,159	2,161
Series 2110, Class PG, 6.00%, 1/15/2029	13,363	13,505
Series 3563, Class LB, 4.00%, 8/15/2029	1,869	1,860
Series 3653, Class B, 4.50%, 4/15/2030	24,814	24,960
Series 3824, Class EY, 3.50%, 3/15/2031	78,856	78,270
Series 2525, Class AM, 4.50%, 4/15/2032	185,943	188,357
Series 2441, Class GF, 6.50%, 4/15/2032	6,007	6,325
Series 2436, Class MC, 7.00%, 4/15/2032	1,920	1,963
Series 2760, Class KT, 4.50%, 9/15/2032	22,957	23,228
Series 2505, Class D, 5.50%, 9/15/2032	25,884	26,742
Series 2544, Class KE, 5.50%, 12/15/2032	17,926	18,603
Series 2557, Class HL, 5.30%, 1/15/2033	41,989	42,726
Series 2575, Class PE, 5.50%, 2/15/2033	15,103	15,664
Series 2586, Class WG, 4.00%, 3/15/2033	53,109	53,017
Series 2596, Class QD, 4.00%, 3/15/2033	48,045	47,352
Series 2621, Class QH, 5.00%, 5/15/2033	63,141	65,020
Series 2624, Class QH, 5.00%, 6/15/2033	70,416	72,512
Series 2648, Class BK, 5.00%, 7/15/2033	6,918	7,104
Series 4238, Class UY, 3.00%, 8/15/2033	1,344,620	1,317,990
Series 2673, Class PE, 5.50%, 9/15/2033	107,651	112,141
Series 2696, Class DG, 5.50%, 10/15/2033	97,561	102,113
Series 2725, Class TA, 4.50%, 12/15/2033	190,062	192,501
Series 2733, Class ME, 5.00%, 1/15/2034	94,082	96,511
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2768, Class PK, 5.00%, 3/15/2034	104,886	106,997
Series 2934, Class KG, 5.00%, 2/15/2035	81,155	83,392
Series 2960, Class JH, 5.50%, 4/15/2035	212,290	221,441
Series 3082, Class PW, 5.50%, 12/15/2035	15,896	16,554
Series 3084, Class BH, 5.50%, 12/15/2035	330,094	344,024
Series 3098, Class KG, 5.50%, 1/15/2036	357,219	372,533
Series 3136, Class CO, PO, 4/15/2036	4,082	3,604
Series 3145, Class AJ, 5.50%, 4/15/2036	14,448	15,086
Series 3819, Class ZQ, 6.00%, 4/15/2036	241,296	256,093
Series 3200, PO, 8/15/2036	27,034	23,541
Series 3270, Class AT, 5.50%, 1/15/2037	8,762	9,135
Series 3272, Class PA, 6.00%, 2/15/2037	2,621	2,818
Series 3348, Class HT, 6.00%, 7/15/2037	23,422	25,020
Series 3501, Class A, 4.50%, 1/15/2039	78,834	78,362
Series 3508, Class PK, 4.00%, 2/15/2039	1,446	1,408
Series 3513, Class A, 4.50%, 2/15/2039	5,217	5,311
Series 3653, Class HJ, 5.00%, 4/15/2040	237,502	245,882
Series 3677, Class KB, 4.50%, 5/15/2040	477,918	484,438
Series 3677, Class PB, 4.50%, 5/15/2040	209,466	212,477
Series 3715, Class PC, 4.50%, 8/15/2040	77,476	78,424
Series 3955, Class HB, 3.00%, 12/15/2040	14,507	14,446
Series 3828, Class PU, 4.50%, 3/15/2041	34,440	35,204
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	97,212	96,780
Series 3956, Class EB, 3.25%, 11/15/2041	544,376	521,642
Series 3963, Class JB, 4.50%, 11/15/2041	776,869	787,207
Series 4026, Class MQ, 4.00%, 4/15/2042	29,743	29,745
Series 4616, Class HP, 3.00%, 9/15/2046	749,337	697,130
Series 3688, Class GT, 7.47%, 11/15/2046 (f)	11,204	12,056
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	333,474	318,905
FNMA, REMIC
Series 1997-57, Class PN, 5.00%, 9/18/2027	6,384	6,372
Series 2009-39, Class LB, 4.50%, 6/25/2029	16,989	16,976
Series 2009-96, Class DB, 4.00%, 11/25/2029	17,298	17,259
Series 2010-28, Class DE, 5.00%, 4/25/2030	66,931	67,865
Series 2001-63, Class TC, 6.00%, 12/25/2031	16,734	17,357
Series 2001-81, Class HE, 6.50%, 1/25/2032	43,847	46,034
Series 2002-75, Class GB, 5.50%, 11/25/2032	7,064	7,038
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2011-39, Class ZA, 6.00%, 11/25/2032	194,181	203,289
Series 2002-85, Class PE, 5.50%, 12/25/2032	15,336	15,884
Series 2003-21, Class OU, 5.50%, 3/25/2033	13,743	14,137
Series 2003-26, Class EB, 3.50%, 4/25/2033	313,036	309,643
Series 2003-23, Class CH, 5.00%, 4/25/2033	11,783	12,123
Series 2003-63, Class YB, 5.00%, 7/25/2033	45,432	46,437
Series 2003-69, Class N, 5.00%, 7/25/2033	80,375	82,241
Series 2003-80, Class QG, 5.00%, 8/25/2033	90,765	92,858
Series 2003-85, Class QD, 5.50%, 9/25/2033	44,713	46,478
Series 2005-5, Class CK, 5.00%, 1/25/2035	35,510	35,371
Series 2005-29, Class WC, 4.75%, 4/25/2035	69,948	69,593
Series 2005-48, Class TD, 5.50%, 6/25/2035	108,242	112,510
Series 2005-53, Class MJ, 5.50%, 6/25/2035	105,098	109,153
Series 2005-58, Class EP, 5.50%, 7/25/2035	4,815	4,973
Series 2005-68, Class BE, 5.25%, 8/25/2035	84,560	86,849
Series 2005-68, Class PG, 5.50%, 8/25/2035	33,497	34,530
Series 2005-102, Class PG, 5.00%, 11/25/2035	148,768	152,428
Series 2005-110, Class GL, 5.50%, 12/25/2035	190,184	197,984
Series 2006-49, Class PA, 6.00%, 6/25/2036	20,638	21,762
Series 2009-19, Class PW, 4.50%, 10/25/2036	117,237	119,057
Series 2006-114, Class HE, 5.50%, 12/25/2036	151,108	156,866
Series 2007-33, Class HE, 5.50%, 4/25/2037	11,423	11,972
Series 2007-65, Class KI, IF, IO, 2.84%, 7/25/2037 (f)	2,724	276
Series 2007-71, Class KP, 5.50%, 7/25/2037	6,777	6,752
Series 2007-71, Class GB, 6.00%, 7/25/2037	88,644	94,361
Series 2009-86, Class OT, PO, 10/25/2037	14,841	12,911
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-72, Class BX, 5.50%, 8/25/2038	7,174	7,496
Series 2008-74, Class B, 5.50%, 9/25/2038	2,991	3,146
Series 2009-37, Class KI, IF, IO, 2.22%, 6/25/2039 (f)	2,335	168
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	5,175	841
Series 2009-92, Class AD, 6.00%, 11/25/2039	23,215	23,201
Series 2009-112, Class ST, IF, IO, 2.47%, 1/25/2040 (f)	36,583	3,925
Series 2010-22, Class PE, 5.00%, 3/25/2040	774,364	796,035
Series 2010-35, Class SB, IF, IO, 2.64%, 4/25/2040 (f)	12,788	876
Series 2010-37, Class CY, 5.00%, 4/25/2040	436,799	448,856
Series 2010-54, Class EA, 4.50%, 6/25/2040	7,935	7,943
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,275	1,299
Series 2010-71, Class HJ, 5.50%, 7/25/2040	47,373	49,359
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,093,783	1,110,788
Series 2011-41, Class KL, 4.00%, 5/25/2041	713,053	707,377
Series 2011-50, Class LP, 4.00%, 6/25/2041	266,485	266,153
Series 2012-137, Class CF, 4.08%, 8/25/2041 (f)	12,271	12,263
Series 2012-103, Class DA, 3.50%, 10/25/2041	863	861
Series 2012-14, Class DE, 3.50%, 3/25/2042	451,369	437,610
Series 2012-139, Class JA, 3.50%, 12/25/2042	214,718	208,704
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,350,978
Series 2019-65, Class PA, 2.50%, 5/25/2048	148,239	139,473
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,519	11,935
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,821,760	1,791,654
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	12,810	11,658
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	89,597	89,446
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-65, Class AP, 5.50%, 8/20/2033	30,193	30,145
Series 2004-16, Class GC, 5.50%, 2/20/2034	326,526	328,075
Series 2004-54, Class BG, 5.50%, 7/20/2034	7,137	7,245
Series 2004-93, Class PD, 5.00%, 11/16/2034	190,597	190,298
Series 2004-101, Class BE, 5.00%, 11/20/2034	167,103	167,277
Series 2005-11, Class PL, 5.00%, 2/20/2035	82,738	83,209
Series 2005-26, Class XY, 5.50%, 3/20/2035	302,032	308,601
Series 2005-33, Class AY, 5.50%, 4/16/2035	74,603	74,497
Series 2005-49, Class B, 5.50%, 6/20/2035	27,260	27,721
Series 2005-51, Class DC, 5.00%, 7/20/2035	65,970	66,403
Series 2005-56, Class BD, 5.00%, 7/20/2035	10,192	10,665
Series 2006-7, Class ND, 5.50%, 8/20/2035	9,954	10,146
Series 2007-37, Class LB, 5.50%, 6/16/2037	79,532	80,354
Series 2007-79, Class BL, 5.75%, 8/20/2037	61,996	61,873
Series 2009-106, Class ST, IF, IO, 2.22%, 2/20/2038 (f)	55,180	710
Series 2008-7, Class PQ, 5.00%, 2/20/2038	184,295	183,819
Series 2008-9, Class PW, 5.25%, 2/20/2038	192,092	192,596
Series 2008-23, Class YA, 5.25%, 3/20/2038	44,814	45,096
Series 2008-35, Class NF, 5.00%, 4/20/2038	45,118	45,021
Series 2008-34, Class PG, 5.25%, 4/20/2038	52,167	52,056
Series 2008-33, Class PB, 5.50%, 4/20/2038	156,345	157,404
Series 2008-38, Class BG, 5.00%, 5/16/2038	234,862	236,560
Series 2008-43, Class NB, 5.50%, 5/20/2038	78,644	78,938
Series 2008-56, Class PX, 5.50%, 6/20/2038	152,733	152,392
Series 2008-58, Class PE, 5.50%, 7/16/2038	374,621	378,730
Series 2008-62, Class SA, IF, IO, 2.37%, 7/20/2038 (f)	1,010	6
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-76, Class US, IF, IO, 2.12%, 9/20/2038 (f)	34,483	686
Series 2011-97, Class WA, 6.07%, 11/20/2038 (f)	240,993	246,112
Series 2008-95, Class DS, IF, IO, 3.52%, 12/20/2038 (f)	31,957	257
Series 2009-14, Class AG, 4.50%, 3/20/2039	55,288	55,587
Series 2009-72, Class SM, IF, IO, 2.48%, 8/16/2039 (f)	68,467	5,414
Series 2009-61, Class AP, 4.00%, 8/20/2039	4,871	4,822
Series 2010-130, Class BD, 4.00%, 12/20/2039	172,182	171,456
Series 2010-157, Class OP, PO, 12/20/2040	55,584	48,642
Series 2014-H11, Class VA, 4.30%, 6/20/2064 (f)	369,969	370,049
Series 2015-H20, Class FA, 4.27%, 8/20/2065 (f)	316,181	316,110
Series 2015-H26, Class FG, 4.32%, 10/20/2065 (f)	271,349	271,489
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	27,920	28,036
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (f)	36,645	36,570
Series 2007-A1, Class 5A5, 5.82%, 7/25/2035 (f)	10,383	10,392
LHOME Mortgage Trust Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (b) (e)	295,000	296,236
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.25%, 4/21/2034 (f)	19,139	18,892
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.43%, 10/25/2028 (f)	6,379	6,291
Series 2004-B, Class A1, 4.29%, 5/25/2029 (f)	20,678	20,352
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	11,396	11,381
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,148
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	287,622	285,082
Sequoia Mortgage Trust Series 2004-11, Class A1, 4.38%, 12/20/2034 (f)	38,513	35,858
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.07%, 12/25/2044 (f)	50,001	49,894
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	160,825	163,566
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.76%, 10/25/2033 (f)	37,541	35,510
Total Collateralized Mortgage Obligations (Cost $31,537,910)		30,049,699
Foreign Government Securities — 0.5%
Republic of Panama 5.23%, 2/23/2034	462,000	461,719
United Mexican States
6.00%, 5/13/2030	1,200,000	1,262,400
2.66%, 5/24/2031	2,000,000	1,802,000
5.63%, 2/9/2034	287,000	289,985
Total Foreign Government Securities (Cost $3,833,722)		3,816,104
	SHARES
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (g) (h) (Cost $11,497,035)	11,493,229	11,497,826
Total Investments — 99.4% (Cost $788,296,554)		790,944,581
Other Assets in Excess of Liabilities — 0.6%		4,972,914
NET ASSETS — 100.0%		795,917,495

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	February 28, 2026

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $1,551,329 or 0.19% of the
Fund’s net assets as of February 28, 2026.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,337	06/18/2026	USD	152,125,531	544,873
U.S. Treasury 10 Year Ultra Note	396	06/18/2026	USD	46,226,813	469,608
1,014,481
Short Contracts
U.S. Treasury Long Bond	(51)	06/18/2026	USD	(6,040,313)	(46,292)
U.S. Treasury Ultra Bond	(6)	06/18/2026	USD	(729,375)	(9,706)
U.S. Treasury 2 Year Note	(190)	06/30/2026	USD	(39,754,531)	(40,326)
U.S. Treasury 5 Year Note	(25)	06/30/2026	USD	(2,753,125)	(8,435)
(104,759)
909,722

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of February 28, 2026 :

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.35% at termination	Receive	2/26/2029	USD21,720,000	—	19,814	19,814
CPI-U at termination	2.33% at termination	Receive	12/23/2027	USD3,955,000	1,809	(6,812)	(5,003)
CPI-U at termination	2.37% at termination	Receive	2/27/2031	USD11,750,000	—	(4,193)	(4,193)
CPI-U at termination	2.38% at termination	Receive	12/23/2030	USD27,645,000	32,508	(130,280)	(97,772)
CPI-U at termination	2.40% at termination	Receive	2/23/2031	USD5,050,000	—	(8,434)	(8,434)
CPI-U at termination	2.40% at termination	Receive	12/2/2035	USD14,970,000	—	(51,730)	(51,730)
CPI-U at termination	2.43% at termination	Receive	12/8/2030	USD71,145,000	65,476	(406,726)	(341,250)
CPI-U at termination	2.44% at termination	Receive	12/9/2035	USD56,595,000	25,144	(426,921)	(401,777)
CPI-U at termination	2.45% at termination	Receive	2/17/2036	USD8,310,000	—	(47,959)	(47,959)
CPI-U at termination	2.46% at termination	Receive	11/24/2030	USD6,885,000	(1,001)	(37,635)	(38,636)
CPI-U at termination	2.47% at termination	Receive	10/23/2035	USD78,380,000	(90,658)	(562,137)	(652,795)
CPI-U at termination	2.48% at termination	Receive	11/4/2035	USD4,570,000	231	(43,788)	(43,557)
CPI-U at termination	2.49% at termination	Receive	10/24/2035	USD11,780,000	—	(114,172)	(114,172)
CPI-U at termination	2.50% at termination	Receive	2/3/2036	USD11,990,000	(3,357)	(123,709)	(127,066)
CPI-U at termination	2.53% at termination	Receive	10/24/2030	USD7,975,000	(13,564)	(50,334)	(63,898)
CPI-U at termination	2.53% at termination	Receive	11/4/2030	USD14,935,000	5,096	(127,056)	(121,960)
CPI-U at termination	2.53% at termination	Receive	11/4/2030	USD11,665,000	(2,782)	(92,475)	(95,257)
CPI-U at termination	2.53% at termination	Receive	2/3/2031	USD8,370,000	(2,071)	(62,734)	(64,805)
CPI-U at termination	2.57% at termination	Receive	11/4/2028	USD21,360,000	2,775	(125,248)	(122,473)
CPI-U at termination	2.61% at termination	Receive	10/28/2028	USD30,795,000	14,928	(215,613)	(200,685)
					34,534	(2,637,956)	(2,603,422)
					34,534	(2,618,142)	(2,583,608)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at February 28, 2026 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.27%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.45-V1	1.00	Quarterly	12/20/2030	0.56	USD 109,235,000	(2,266,339)	(68,482)	(2,334,821)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	February 28, 2026

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 40.8%
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	2,607,292	2,612,646
ACREC LLC (Cayman Islands) Series 2026-FL4, Class B, 5.46%, 1/18/2043 (a) (b)	3,125,000	3,128,087
American Credit Acceptance Receivables Trust
Series 2026-1, Class B, 4.24%, 4/12/2030 (a)	8,000,000	8,023,906
Series 2024-1, Class E, 7.98%, 11/12/2031 (a)	3,500,000	3,625,698
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	2,500,000	2,633,196
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	16,665,000	16,868,235
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 5.44%, 12/25/2032 (b)	901,509	877,872
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	1,285,000	1,219,317
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,932,583	3,880,921
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	4,550,000	4,487,184
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a) (c)	7,810,000	7,815,822
Series 2024-SFR2, Class B, 4.15%, 11/17/2041 (a)	14,000,000	13,796,219
Series 2025-SFR1, Class A, 3.66%, 6/17/2042 (a)	2,025,000	1,970,185
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	8,035,000	8,006,117
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	11,364,262	11,416,446
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	4,767,063	4,880,725
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	3,626,992	3,366,392
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	116,153	116,535
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A, Class A, 4.17%, 2/20/2030 (a)	10,000,000	10,042,824
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 4.96%, 7/15/2032 (a) (b)	3,606,853	3,608,657
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.03%, 1/25/2035 (b)	184,029	193,519
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 4.69%, 12/25/2033 (b)	335,259	357,371
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	447,463	446,126
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	8,516,835	8,307,924
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C, 5.15%, 12/17/2029	8,000,000	8,085,785
Series 2025-3, Class C, 4.81%, 5/15/2031	5,600,000	5,655,656
Series 2025-4, Class C, 4.80%, 8/15/2031	6,210,000	6,288,267
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 5.16%, 2/15/2037 (a) (b)	154,692	154,684
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	4,275,129	4,263,589
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	2,443,007	2,527,715
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	4,843,620	4,914,148
BXG Receivables Note Trust Series 2020-A, Class B, 2.49%, 2/28/2036 (a)	2,450,956	2,397,474
Carmax Auto Owner Trust Series 2025-3, Class B, 4.68%, 3/17/2031	8,000,000	8,183,111
CarMax Auto Owner Trust Series 2025-1, Class A3, 4.84%, 1/15/2030	3,235,000	3,284,365
Carmax Select Receivables Trust
Series 2025-B, Class A2, 4.19%, 3/15/2029	13,000,000	13,016,691
Series 2025-B, Class B, 4.35%, 7/15/2030	4,000,000	4,032,341
CARS-DB4 LP Series 2020-1A, Class A3, 3.25%, 2/15/2050 (a)	3,933,965	3,724,217
CARS-DB5 LP Series 2021-1A, Class A1, 1.44%, 8/15/2051 (a)	11,557,972	11,383,314
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	1,766,832	1,781,626
Series 2023-N1, Class D, 6.69%, 7/10/2029 (a)	10,000,000	10,212,212
Series 2024-P3, Class A3, 4.26%, 10/10/2029	4,361,224	4,370,768
Series 2024-P4, Class A3, 4.64%, 1/10/2030	1,835,000	1,845,045

26

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,397,270
Series 2025-P3, Class A3, 4.04%, 11/11/2030	24,000,000	24,135,310
Series 2025-P3, Class B, 4.48%, 10/10/2031	12,000,000	12,158,056
CCG Receivables Trust Series 2023-2, Class B, 6.21%, 4/14/2032 (a)	5,061,000	5,192,893
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 4.64%, 1/25/2032 (b)	68,034	75,234
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,269,064	1,922,898
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	1,108,143	1,111,848
CNH Equipment Trust Series 2024-C, Class A4, 4.12%, 3/15/2032	3,585,000	3,617,309
Consumer Portfolio Services Auto Trust
Series 2025-A, Class A, 4.77%, 10/16/2028 (a)	1,111,909	1,113,679
Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	3,123,390	3,131,053
Series 2025-D, Class A, 4.46%, 7/16/2029 (a)	5,802,101	5,819,449
Series 2025-D, Class B, 4.48%, 4/15/2030 (a)	4,000,000	4,016,996
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	4,000,000	4,049,182
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 4.39%, 6/25/2033 (b)	20,658	20,771
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	7,356	7,433
CPS Auto Receivables Trust
Series 2024-D, Class A, 4.91%, 6/15/2028 (a)	171,297	171,423
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	7,000,000	7,226,190
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	13,980,000	14,146,377
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	946,674	950,215
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,912,512
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	5,745,000	5,820,971
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	17,110,000	17,277,755
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	1,804,349	1,817,383
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	6,000,000	6,041,342
DLLAA LLC Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	1,805,330	1,811,406
DLLAD LLC Series 2025-1A, Class A3, 4.42%, 9/20/2030 (a)	3,615,000	3,672,195
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	2,630,303	2,632,660
Series 2025-2, Class A3, 4.14%, 9/15/2032	10,000,000	10,024,810
Series 2025-2, Class B, 4.14%, 9/15/2032	17,500,000	17,549,828
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class A1R2, 4.80%, 7/17/2034 (a) (b)	15,000,000	15,021,750
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 4.74%, 4/20/2034 (a) (b)	5,000,000	4,995,830
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	9,115,000	9,074,268
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	2,500,000	2,539,454
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	6,000,000	5,998,369
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	11,187,919	11,276,327
Elmwood CLO Ltd. (Cayman Islands) Series 2021-1A, Class AR, 5.22%, 4/20/2037 (a) (b)	12,875,000	12,885,261
Enterprise Fleet Financing LLC
Series 2025-2, Class A3, 4.41%, 6/20/2029 (a)	3,565,000	3,609,933
Series 2025-3, Class A3, 4.46%, 9/20/2029 (a)	5,500,000	5,579,564
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	8,200,000	8,167,161
Series 2024-5A, Class A3, 4.45%, 3/15/2028	252,048	252,095
Series 2023-4A, Class C, 6.51%, 8/15/2028	1,158,798	1,165,262
Series 2024-2A, Class C, 5.74%, 5/15/2029	14,879,062	14,994,543
Series 2025-5A, Class B, 4.28%, 7/15/2030	6,665,000	6,712,143

27

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-4A, Class A3, 5.28%, 8/15/2030	54,264	54,298
Series 2025-5A, Class C, 4.68%, 3/15/2032	2,975,000	3,015,650
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B, 4.63%, 11/17/2031	3,748,000	3,798,158
Series 2025-3, Class B, 4.42%, 3/15/2032	5,920,000	5,978,056
Series 2025-3, Class C, 5.00%, 3/15/2032	8,584,000	8,753,360
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (b)	4,701,349	4,731,530
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 4.84%, 4/25/2032 (b)	37,174	44,246
Series 2002-FF4, Class M1, 5.36%, 2/25/2033 (b)	578,174	500,958
Series 2003-FFH1, Class M2, 6.41%, 9/25/2033 (b)	229,618	210,053
Series 2004-FF8, Class M4, 5.39%, 10/25/2034 (b)	173,827	128,594
First Investors Auto Owner Trust Series 2025-1A, Class B, 4.39%, 1/15/2031 (a)	5,000,000	5,033,827
FirstKey Homes Trust
Series 2022-SFR3, Class B, 4.50%, 7/17/2038 (a)	11,988,000	11,960,731
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	5,919,921	5,845,567
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,944,705	1,919,137
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	6,000,000	5,986,044
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (a)	3,455,000	3,463,637
Foundation Finance Trust
Series 2021-2A, Class B, 2.79%, 1/15/2042 (a)	1,814,311	1,742,402
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,445,022	1,488,127
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	3,115,075	3,137,465
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	8,111,572	8,244,082
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	7,567,631	7,647,565
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.02%, 11/16/2036 (a) (b)	2,060,196	2,059,188
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	7,000,000	7,029,104
Series 2025-1A, Class B, 4.98%, 7/16/2029 (a)	15,300,000	15,457,286
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	2,500,000	2,533,255
Series 2025-3A, Class B, 4.57%, 1/15/2030 (a)	8,260,000	8,326,683
Series 2026-1A, Class B, 4.22%, 8/17/2030 (a)	4,000,000	4,015,423
Series 2025-3A, Class C, 4.69%, 5/15/2031 (a)	4,500,000	4,561,038
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	7,220,000	7,321,037
GLS Auto Select Receivables Trust
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	736,021	738,744
Series 2024-4A, Class C, 4.75%, 11/15/2030 (a)	2,734,000	2,774,917
Series 2025-3A, Class B, 4.81%, 9/15/2031 (a)	1,609,000	1,638,637
Gm Financial Consumer Automobile Receivables Trust Series 2025-3, Class B, 4.53%, 9/16/2031	1,740,000	1,770,396
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A2, 4.21%, 11/15/2029 (a) (b)	3,000,000	3,001,500
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	1,515,307	1,442,864
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	1,070,665	1,012,293
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	933,355	862,969
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	2,000,000	2,023,804
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	2,500,000	2,550,594
Series 2024-2, Class B, 5.26%, 10/27/2059 (a)	975,528	990,860
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (c)	2,845,111	2,873,974

28

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (c)	1,339,586	1,346,394
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,878,330
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	574,342	544,974
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	14,285,000	14,603,254
Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	1,050,000	1,081,814
Hertz Vehicle Financing LP Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	13,700,000	13,493,077
Hilton Grand Vacations Trust
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	779,622	778,495
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	345,427	340,328
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	1,417,392	1,443,250
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	5,146,849	5,188,947
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	5,237,556	5,280,565
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	2,326,267	2,349,428
Home Partners of America Trust
Series 2022-1, Class B, 4.33%, 4/17/2039 (a)	9,300,040	9,259,182
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	524,618	520,730
Series 2019-1, Class D, 3.41%, 9/17/2039 (a)	812,485	798,920
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	1,616,464	1,530,316
Series 2021-1, Class B, 1.98%, 9/17/2041 (a)	4,863,334	4,497,534
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.96%, 3/21/2033 (a)	2,485,552	2,506,117
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	4,050,751	4,082,645
Jonah Energy ABS LLC Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (a)	1,642,556	1,646,170
LAD Auto Receivables Trust Series 2025-2A, Class B, 4.53%, 5/17/2032 (a)	4,000,000	4,058,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

LCM Ltd. (Cayman Islands)
Series 29A, Class AR, 5.00%, 4/15/2031 (a) (b)	1,086,890	1,087,211
Series 36A, Class A1R, 4.74%, 1/15/2034 (a) (b)	3,902,000	3,900,888
Series 34A, Class A1R, 4.85%, 10/20/2034 (a) (b)	15,000,000	15,010,935
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	980,000	970,706
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	5,760,000	5,644,267
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,000,000	962,254
Series 2021-1A, Class C, 3.41%, 11/20/2031 (a)	1,500,000	1,447,774
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	13,165,000	12,752,024
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	3,500,000	3,337,239
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	6,000,000	6,074,031
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	11,025,000	11,169,283
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	3,000,000	3,041,713
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	4,000,000	4,041,190
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	1,571,531	1,575,562
Madison Park Funding Ltd. (Cayman Islands)
Series 13A, Class AR2, 4.59%, 11/21/2030 (a) (b)	8,173,770	8,183,579
Series 2021-52A, Class AR, 4.77%, 1/22/2035 (a) (b)	8,000,000	7,997,720
Magnetite Ltd. (Cayman Islands)
Series 2021-31A, Class A1R, 4.67%, 7/15/2034 (a) (b)	10,000,000	10,013,050
Series 2019-23A, Class AR2, 4.64%, 1/25/2035 (a) (b)	20,000,000	19,978,420
Series 2022-32A, Class AR, 4.82%, 10/15/2037 (a) (b)	8,000,000	8,006,808
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,963,686
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	10,700,000	10,846,750
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,500,000	3,551,827

29

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Marlette Funding Trust Series 2025-1A, Class B, 4.95%, 7/16/2035 (a)	10,000,000	10,045,941
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 4.86%, 10/16/2036 (a) (b)	598,400	598,267
Series 2022-FL8, Class A, 5.02%, 2/19/2037 (a) (b)	1,906,995	1,906,989
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,700,000	5,739,626
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	1,478,771	1,492,310
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	1,817,009	1,831,311
Series 2025-1A, Class A, 4.97%, 9/22/2042 (a)	2,813,869	2,865,313
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,173,651	1,202,011
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	5,776,810	5,817,669
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 4.62%, 7/16/2036 (a) (b)	5,000,000	5,001,340
New Century Home Equity Loan Trust Series 2003-5, Class AII, 4.59%, 11/25/2033 (b)	94,477	62,504
New Residential Mortgage Loan Trust Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	13,306,000	13,134,475
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	8,774,513	8,791,498
NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 1/18/2033 (a)	4,121,930	4,141,111
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 4.77%, 1/15/2037 (a) (b)	5,000,000	4,995,485
Series 2023-26A, Class AR, 4.75%, 4/17/2037 (a) (b)	5,000,000	4,998,585
Onemain Financial Issuance Trust Series 2025-1A, Class C, 5.20%, 7/14/2038 (a)	6,625,000	6,754,807
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	1,132,000	1,098,929
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,885,632
Series 2021-1A, Class B, 1.95%, 6/16/2036 (a)	3,940,000	3,766,064
Series 2019-2A, Class A, 3.14%, 10/14/2036 (a)	600,000	593,624
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-2A, Class C, 3.66%, 10/14/2036 (a)	8,000,000	7,843,499
Oportun Funding Trust Series 2025-1, Class A, 4.96%, 8/16/2032 (a)	271,928	272,174
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (a)	6,300,000	6,340,343
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	7,250,000	7,291,859
Series 2025-B, Class B, 5.28%, 5/9/2033 (a)	5,000,000	5,029,261
Series 2025-C, Class A, 4.49%, 7/8/2033 (a)	10,140,000	10,166,464
Series 2026-A, Class A, 4.32%, 1/9/2034 (a)	12,000,000	12,036,619
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	4,220,000	4,244,631
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,424,647
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-2A, Class A2, 5.12%, 1/15/2033 (a) (b)	5,000,000	5,003,520
Series 2025-1A, Class A2, 4.85%, 2/15/2033 (a) (b)	4,800,000	4,778,093
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	654,513	655,761
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	5,655,268	5,711,302
Prestige Auto Receivables Trust Series 2024-2A, Class A2, 4.72%, 2/15/2028 (a)	524,672	524,948
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,379,583	4,315,652
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	4,916,000	4,669,932
Series 2021-SFR9, Class D, 2.71%, 11/17/2040 (a)	2,000,000	1,914,961
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,077,958	3,911,625
Series 2022-SFR1, Class B, 3.11%, 2/17/2041 (a)	4,000,000	3,856,290
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,427,149	5,293,505
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,839,625	7,623,247

30

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (a)	24,397,062	23,469,241
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,878,603	6,643,916
Series 2024-SFR4, Class B, 3.33%, 7/17/2041 (a)	4,000,000	3,850,180
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	11,945,577	11,503,060
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	10,000,000	9,637,369
Series 2025-SFR4, Class A, 4.30%, 8/17/2042 (a)	8,000,000	7,994,844
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	31,801,551	31,178,600
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	6,000,000	5,822,837
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	4,930,000	4,937,780
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	446,880
RCKT Mortgage Trust
Series 2025-CES8, Class A1A, 5.15%, 8/25/2055 (a) (b)	8,017,569	8,081,093
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (a) (c)	4,704,909	4,741,308
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (c)	6,257,959	6,294,415
Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (a) (c)	7,523,000	7,529,758
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	3,400,000	3,408,836
Reach ABS Trust
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	362,073	363,050
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	2,000,000	2,003,631
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	2,000,000	2,010,698
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 3/15/2032 (a)	1,334,000	1,328,715
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	6,000,000	5,841,228
Series 2025-1, Class A, 4.99%, 4/17/2034 (a)	4,055,000	4,082,736
Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	5,899,000	6,011,085
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Republic Finance Issuance Trust Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	10,000,000	10,094,641
Research-Driven Pagaya Motor Trust Series 2025-5A, Class A3, 4.84%, 6/26/2034 (a)	7,147,000	7,180,083
RKTL Series 2026-1A, Class B, 4.33%, 2/26/2035 (a)	2,630,000	2,631,410
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	4,298,477	4,355,440
Santander Drive Auto Receivables Trust Series 2025-4, Class C, 4.52%, 1/15/2032	1,140,000	1,154,271
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	1,429,300	1,433,465
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,199,456
Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	5,500,000	5,591,621
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	1,851,480	1,871,912
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	1,988,583	2,011,701
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	2,812,899	2,831,217
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	1,457,923	1,465,275
SoFi Professional Loan Program Trust Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	1,935,134	1,744,207
STAR Trust
Series 2025-SFR5, Class A, 5.11%, 2/17/2042 (a) (b)	998,682	1,000,839
Series 2025-SFR6, Class A, 5.06%, 8/17/2042 (a) (b)	5,000,000	5,006,250
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B, 4.74%, 4/20/2029 (a)	12,358,000	12,491,604
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.62%, 7/29/2035 (a) (b)	3,666,459	3,665,913
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,020,940
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,540,554

31

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	6,000,000	6,054,604
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (c)	4,936,043	4,967,961
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (c)	5,630,000	5,628,829
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,938,537	5,872,192
Tricon American Homes Trust Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (a)	4,000,000	3,828,513
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,644,792	1,652,111
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,388,037	1,393,875
Series 2025-SFR1, Class A, 4.76%, 3/17/2042 (a) (b)	2,695,025	2,696,710
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	8,255,858	8,302,155
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	5,096,763	5,134,089
Upstart Securitization Trust Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	10,764,333	10,782,139
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	6,360,752	6,412,395
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	1,137,691	1,156,516
Veros Auto Receivables Trust
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	560,699	562,282
Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	1,410,000	1,413,892
Vista Point Securitization Trust Series 2024-CES1, Class A1, 6.68%, 5/25/2054 (a) (c)	2,020,540	2,052,394
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	480,021	480,120
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	132,053	132,100
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	3,000,000	3,015,095
Series 2025-2A, Class A3, 3.99%, 12/17/2029 (a)	3,500,000	3,512,018
Series 2025-2A, Class A4, 4.06%, 6/15/2033 (a)	2,250,000	2,260,126
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Voya CLO Ltd. (Cayman Islands) Series 2020-1A, Class ARR, 4.75%, 7/16/2034 (a) (b)	8,000,000	8,008,280
Western Funding Auto Loan Trust Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	8,600,000	8,734,126
Westlake Automobile Receivables Trust
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	9,563,000	9,734,702
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,350,000	3,433,649
Series 2025-3A, Class A3, 4.22%, 6/15/2029 (a)	6,000,000	6,024,379
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,528,711
Series 2025-2A, Class C, 4.85%, 1/15/2031 (a)	15,000,000	15,200,529
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,200,000	5,257,829
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 4.90%, 1/20/2035 (a) (b)	15,000,000	15,017,400
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	2,434,964	2,448,766
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,545,000	2,554,292
World Omni Auto Receivables Trust
Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,938,627
Series 2025-B, Class A3, 4.34%, 9/16/2030	3,795,000	3,830,796
Total Asset-Backed Securities (Cost $1,453,655,308)		1,464,479,065
Collateralized Mortgage Obligations — 18.6%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.37%, 6/25/2034 (c)	138	138
Series 2004-33, Class 3A3, 4.56%, 12/25/2034 (b)	81,136	77,803
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (c)	1,695,000	1,704,667
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	72,986	65,674
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.44%, 5/25/2034 (b)	49,518	47,612
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 4.79%, 11/25/2034 (b)	29,565	13,882

32

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
BRAVO Residential Funding Trust Series 2025-NQM6, Class A1, 5.33%, 6/25/2065 (a) (c)	5,015,970	5,055,583
Brean Asset-Backed Securities Trust Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	2,127,489	2,089,409
CAFL Issuer LP Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (c)	4,865,000	4,896,816
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	1,028,732	1,026,225
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 4.62%, 1/25/2045 (a) (b)	2,886,716	2,887,604
Series 2025-R01, Class 1M1, 4.77%, 1/25/2045 (a) (b)	1,514,326	1,515,261
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 4.52%, 12/25/2041 (a) (b)	17,701	17,672
Series 2022-R01, Class 1M1, 4.67%, 12/25/2041 (a) (b)	319,717	319,716
Series 2022-R01, Class 1M2, 5.57%, 12/25/2041 (a) (b)	4,892,532	4,903,247
Series 2022-R03, Class 1M2, 7.17%, 3/25/2042 (a) (b)	16,858,571	17,256,958
Series 2024-R01, Class 1M1, 4.72%, 1/25/2044 (a) (b)	960,697	960,995
Series 2024-R02, Class 1M1, 4.77%, 2/25/2044 (a) (b)	964,453	964,453
Series 2024-R05, Class 2A1, 4.67%, 7/25/2044 (a) (b)	39,739,719	39,764,640
Series 2024-R05, Class 2M1, 4.67%, 7/25/2044 (a) (b)	29,472	29,472
Series 2024-R06, Class 1A1, 4.82%, 9/25/2044 (a) (b)	3,997,755	4,009,178
Series 2025-R02, Class 1A1, 4.67%, 2/25/2045 (a) (b)	16,300,843	16,316,066
Series 2025-R02, Class 1M1, 4.82%, 2/25/2045 (a) (b)	1,838,189	1,838,757
Series 2025-R03, Class 2A1, 5.12%, 3/25/2045 (a) (b)	1,891,076	1,901,300
Series 2025-R03, Class 2M1, 5.27%, 3/25/2045 (a) (b)	1,233,016	1,235,842
Series 2025-R04, Class 1M1, 4.87%, 5/25/2045 (a) (b)	1,760,806	1,763,872
Series 2025-R05, Class 2M1, 4.87%, 7/25/2045 (a) (b)	7,403,868	7,419,475
Series 2025-R06, Class 1M1, 4.62%, 9/25/2045 (a) (b)	3,242,754	3,250,237
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	174,170	179,487
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 6.69%, 10/25/2033 (b)	77,214	76,287
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (b)	16,036	15,696
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,694,035	5,217,541
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class A1, 4.92%, 8/25/2044 (a) (b)	8,000,000	8,029,869
Series 2025-HQA1, Class A1, 4.62%, 2/25/2045 (a) (b)	5,125,000	5,130,586
Series 2025-HQA1, Class M1, 4.82%, 2/25/2045 (a) (b)	3,099,580	3,100,537
Series 2025-DNA2, Class M1, 4.87%, 5/25/2045 (a) (b)	1,135,671	1,136,023
Series 2025-DNA3, Class M1, 4.77%, 9/25/2045 (a) (b)	8,453,000	8,453,000
Series 2025-DNA4, Class M1, 4.77%, 10/25/2045 (a) (b)	10,458,082	10,473,865
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	274	274
Series 4120, Class KI, IO, 3.00%, 10/15/2032	350,437	16,892
Series 4187, Class CA, 2.00%, 4/15/2033	7,095,209	6,741,785
Series 5000, Class CB, 1.25%, 1/25/2035	2,730,796	2,540,910
Series 3300, Class FA, 4.07%, 8/15/2035 (b)	71,456	70,962
Series 3085, Class VS, IF, 13.63%, 12/15/2035 (b)	69,206	85,397
Series 5528, Class BV, 5.00%, 3/25/2036	7,315,118	7,464,698
Series 5547, Class HV, 5.00%, 5/25/2036	10,881,581	11,105,774
Series 5580, Class DV, 5.00%, 8/25/2036	5,604,814	5,727,648
Series 4867, Class WF, 4.31%, 4/15/2037 (b)	4,585,921	4,535,130
Series 4350, Class AF, 4.26%, 12/15/2037 (b)	1,211,268	1,182,490
Series 4350, Class FK, 4.26%, 6/15/2038 (b)	1,536,287	1,512,803

33

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4515, Class FA, 4.28%, 8/15/2038 (b)	683,667	674,844
Series 4350, Class KF, 4.26%, 1/15/2039 (b)	184,616	180,211
Series 4448, Class TF, 4.23%, 5/15/2040 (b)	1,222,175	1,208,531
Series 4480, Class FM, 4.26%, 6/15/2040 (b)	2,101,923	2,051,173
Series 4457, Class KF, 4.26%, 10/15/2040 (b)	2,180,896	2,155,406
Series 4611, Class BF, 4.17%, 6/15/2041 (b)	6,994,121	6,994,698
Series 4363, Class FA, 4.28%, 9/15/2041 (b)	1,134,574	1,120,471
Series 4413, Class WF, 4.26%, 10/15/2041 (b)	849,305	829,596
Series 4559, Class AF, 4.41%, 3/15/2042 (b)	684,439	684,009
Series 4074, Class FE, 4.17%, 7/15/2042 (b)	953,273	945,024
Series 4150, Class F, 4.14%, 1/15/2043 (b)	2,799,732	2,764,851
Series 4161, Class YF, 4.14%, 2/15/2043 (b)	2,114,951	2,089,271
Series 4281, Class FB, 4.32%, 12/15/2043 (b)	1,341,363	1,336,556
Series 4606, Class FL, 4.27%, 12/15/2044 (b)	2,786,740	2,769,676
Series 4594, Class GN, 2.50%, 2/15/2045	1,235,773	1,178,337
Series 5334, Class GA, 6.00%, 7/25/2045	4,937,912	5,027,997
Series 5283, Class EA, 5.50%, 11/25/2048	6,184,834	6,294,610
Series 4935, Class KP, 2.50%, 12/25/2049	2,867,776	2,597,782
Series 5564, Class DA, 5.00%, 8/25/2050	17,896,516	17,984,395
Series 5072, Class QC, 1.00%, 10/25/2050	4,505,319	3,730,506
Series 5551, Class BA, 5.00%, 10/25/2051	13,669,082	13,654,348
Series 5270, Class FH, 4.62%, 6/25/2052 (b)	2,918,386	2,931,803
Series 5535, Class B, 5.00%, 12/25/2052	8,846,713	8,908,383
Series 5381, Class FC, 4.67%, 2/25/2054 (b)	7,192,157	7,238,048
Series 5500, Class KF, 4.57%, 10/25/2054 (b)	10,819,404	10,878,033
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 5460, Class AF, 4.72%, 10/25/2054 (b)	8,538,270	8,585,669
FHLMC, STRIPS
Series 343, Class F4, 4.26%, 10/15/2037 (b)	1,161,774	1,139,952
Series 328, Class S4, IF, IO, 2.13%, 2/15/2038 (b)	2,032,924	106,149
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	36,712	29,014
Series T-54, Class 4A, 4.26%, 2/25/2043 (b)	485,035	474,621
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.33%, 12/25/2034 (b)	59,121	57,738
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,127,905	1,045,542
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 5.04%, 2/25/2044 (b)	61,250	60,620
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.41%, 3/25/2041 (b)	284,199	277,783
Series 2001-T8, Class A1, 7.50%, 7/25/2041	88,327	91,141
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	375,278	362,820
Series 2004-17, Class BF, 4.13%, 1/25/2034 (b)	7,519	7,518
Series 2025-7, Class EV, 5.50%, 1/25/2036	11,176,961	11,612,601
Series 2006-16, Class HZ, 5.50%, 3/25/2036	85,004	88,651
Series 2025-24, Class PV, 5.00%, 4/25/2036	7,745,173	7,861,953
Series 2025-69, Class DV, 5.00%, 8/25/2036	9,173,842	9,375,971
Series 2025-44, Class BV, 5.00%, 12/25/2036	9,600,780	9,801,841
Series 2006-124, Class FC, 4.13%, 1/25/2037 (b)	408,915	405,782
Series 2007-76, Class ZG, 6.00%, 8/25/2037	87,158	90,551
Series 2014-23, Class FA, 4.21%, 10/25/2039 (b)	5,276,020	5,206,345
Series 2010-64, Class FC, 4.28%, 6/25/2040 (b)	4,681,833	4,671,328
Series 2012-38, Class PA, 2.00%, 9/25/2041	513,548	493,876

34

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2012-93, Class ME, 2.50%, 1/25/2042	694,128	672,146
Series 2012-13, Class FA, 4.36%, 2/25/2042 (b)	3,594,240	3,587,746
Series 2012-31, Class FB, 4.33%, 4/25/2042 (b)	3,039,759	3,030,536
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,034,612	986,534
Series 2012-119, Class FB, 4.13%, 11/25/2042 (b)	2,056,291	2,028,748
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,488,714	1,447,013
Series 2013-6, Class FL, 4.18%, 2/25/2043 (b)	471,893	467,035
Series 2014-49, Class AF, 4.23%, 8/25/2044 (b)	69,702	68,221
Series 2014-58, Class FG, 4.13%, 9/25/2044 (b)	3,363,533	3,328,974
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	7,124,231	1,308,343
Series 2015-42, Class BF, 4.22%, 6/25/2045 (b)	1,456,089	1,443,614
Series 2016-25, Class LA, 3.00%, 7/25/2045	4,901,310	4,722,867
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,640,728	1,584,462
Series 2015-91, Class AF, 4.28%, 12/25/2045 (b)	1,552,171	1,537,140
Series 2016-19, Class OP, PO, 4/25/2046	836,323	673,211
Series 2016-58, Class SA, IO, 1.99%, 8/25/2046 (b)	4,272,973	245,400
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,155,302	1,105,846
Series 2017-104, Class LA, 3.00%, 11/25/2047	803,000	760,412
Series 2019-1, Class LE, 3.00%, 2/25/2048	411,438	394,233
Series 2019-38, Class PC, 3.00%, 2/25/2048	1,774,074	1,705,731
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	8,349,105	1,612,713
Series 2025-70, Class FD, 4.07%, 1/25/2050 (b)	13,786,090	13,612,973
Series 2019-77, Class FP, 4.33%, 1/25/2050 (b)	7,900,688	7,822,735
Series 2024-90, Class G, 5.00%, 4/25/2051	3,894,111	3,929,449
Series 2024-101, Class DA, 5.50%, 5/25/2051	4,856,901	4,924,119
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-92, Class HB, 5.00%, 12/25/2051	5,937,310	5,975,599
Series 2022-12, Class GE, 2.50%, 3/25/2052	6,220,042	5,875,509
Series 2025-29, Class KJ, 5.25%, 5/25/2052	8,522,990	8,607,747
Series 2019-41, Class GF, 4.28%, 3/25/2053 (b)	8,651,308	8,636,143
Series 2024-10, Class FA, 4.77%, 3/25/2054 (b)	30,577,513	30,804,453
Series 2014-66, Class WF, 4.26%, 10/25/2054 (b)	648,824	636,566
Series 2024-104, Class CF, 4.52%, 1/25/2055 (b)	5,538,702	5,562,588
Series 2019-74, Class BF, 4.33%, 12/25/2059 (b)	3,614,211	3,558,981
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.30%, 10/25/2042 (b)	248,820	249,754
Series 2003-W1, Class 2A, 5.04%, 12/25/2042 (b)	83,818	84,835
Series 2003-W15, Class 3A, 5.15%, 12/25/2042 (b)	268,836	265,403
Series 2009-W1, Class A, 6.00%, 12/25/2049	61,891	64,707
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	756,778	618,763
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	107,483	107,253
Series 2012-61, Class FM, 4.17%, 5/16/2042 (b)	2,739,226	2,728,203
Series 2016-12, Class PA, 2.50%, 6/20/2045	3,553,708	3,402,496
Series 2024-28, Class BA, 5.00%, 2/20/2048	1,411,743	1,428,359
Series 2025-41, Class HA, 5.00%, 2/20/2050	7,352,224	7,419,140
Series 2025-4, Class DC, 5.00%, 3/20/2052	6,152,224	6,223,182
Series 2024-44, Class HM, 4.00%, 4/20/2052	3,253,421	3,140,952
Series 2023-24, Class FD, 4.36%, 2/20/2053 (b)	8,924,664	8,912,560
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,675,710	4,657,772
Series 2025-41, Class KF, 4.56%, 3/20/2055 (b)	14,555,428	14,622,661

35

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-65, Class FP, 4.66%, 4/20/2055 (b)	25,546,328	25,731,621
Series 2012-H21, Class FA, 4.30%, 7/20/2062 (b)	340,335	340,903
Series 2012-H29, Class FA, 4.31%, 10/20/2062 (b)	182,701	182,771
Series 2013-H16, Class FA, 4.34%, 7/20/2063 (b)	690,181	690,773
Series 2014-H07, Class FC, 4.40%, 5/20/2064 (b)	3,008,840	3,013,109
Series 2014-H11, Class JA, 4.30%, 6/20/2064 (b)	636,412	631,466
Series 2014-H17, Class FM, 4.43%, 8/20/2064 (b)	1,897,222	1,897,029
Series 2015-H03, Class FD, 4.44%, 1/20/2065 (b)	1,025,116	1,026,398
Series 2015-H04, Class FL, 4.42%, 2/20/2065 (b)	1,291,398	1,291,180
Series 2015-H12, Class FJ, 4.23%, 5/20/2065 (b)	814,011	813,464
Series 2015-H14, Class FB, 4.23%, 5/20/2065 (b)	1,031,723	1,031,164
Series 2015-H12, Class FA, 4.28%, 5/20/2065 (b)	796,565	796,501
Series 2015-H15, Class FB, 4.40%, 6/20/2065 (b)	1,522,390	1,522,908
Series 2015-H19, Class FN, 4.24%, 7/20/2065 (b)	1,522,501	1,521,512
Series 2015-H23, Class TA, 4.27%, 9/20/2065 (b)	2,114,806	2,114,216
Series 2021-H07, Class FA, 4.70%, 5/20/2071 (b)	6,160,861	6,228,638
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	282,391	274,181
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	37,264	37,862
Impac CMB Trust
Series 2004-6, Class 1A2, 4.57%, 10/25/2034 (b)	6,954	6,964
Series 2005-5, Class A1, 4.43%, 8/25/2035 (b)	211,933	203,541
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.95%, 3/25/2037 (b)	183,554	142,537
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.02%, 10/25/2033 (b)	9,705	9,326
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,012,615
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	1,240,000	1,250,043
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	1,695,000	1,710,948
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	7,250,000	7,296,149
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (a) (c)	4,640,000	4,659,440
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.25%, 4/21/2034 (b)	34,323	33,879
Series 2004-13, Class 3A7B, 5.50%, 11/21/2034 (b)	114,422	114,183
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.19%, 2/25/2033 (b)	24,582	24,143
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates Series 2001-TBC1, Class B1, 4.65%, 11/15/2031 (b)	29,696	28,421
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 4.45%, 9/25/2029 (b)	8,397	8,545
Series 2004-1, Class 2A3, 5.04%, 12/25/2034 (b)	39,473	34,966
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	339,853	329,040
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,305,319	1,283,750
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 4.94%, 3/25/2033 (b)	28,470	25,537
Series 2003-HYB1, Class B1, 4.94%, 3/25/2033 (b)	547	14
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	379,877	379,376
Series 2004-5AR, Class 3A3, 5.05%, 7/25/2034 (b)	48,237	47,465
Series 2004-5AR, Class 3A5, 5.05%, 7/25/2034 (b)	271,833	269,998
Series 2004-11AR, Class 1A2A, 4.10%, 1/25/2035 (b)	101,326	97,418
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 4.62%, 8/15/2032 (b)	21,278	22,397

36

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.24%, 2/25/2035 (a) (b)	389,612	320,307
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	3,960,000	4,007,115
Series 2018-4A, Class A1S, 4.54%, 1/25/2048 (a) (b)	674,596	665,104
Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (a) (b)	2,468,031	2,470,339
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	100,245	102,666
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	941,661	941,855
OBX Trust
Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	1,920,141	1,932,055
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (c)	4,883,079	4,933,003
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (b)	1,381,209	1,359,919
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,719,584	1,664,949
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.43%, 10/25/2032 (b)	125,796	126,445
PRPM LLC Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (c)	4,409,336	4,331,748
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.87%, 6/25/2035 (b)	192,897	184,213
Series 2006-SA4, Class 2A1, 5.43%, 11/25/2036 (b)	103,960	88,064
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	1,000,000	1,005,279
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	3,219,174	3,019,148
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 4.92%, 10/25/2034 (a) (b)	8,044,107	8,172,086
Sequoia Mortgage Trust
Series 11, Class A, 4.68%, 12/20/2032 (b)	4,551	3,986
Series 2003-3, Class A2, 4.75%, 7/20/2033 (b)	25,296	23,337
Series 2004-11, Class A2, 4.87%, 12/20/2034 (b)	138,998	133,323
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 4.48%, 3/19/2034 (b)	16,677	15,880
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 4.53%, 7/19/2032 (b)	82,732	47,494
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 5.65%, 7/25/2033 (b)	206,422	203,229
Series 2003-40A, Class 4A, 6.26%, 1/25/2034 (b)	46,875	45,879
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.51%, 12/25/2044 (b)	993,119	884,785
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	1,050,000	1,056,795
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,168,552	2,084,941
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.33%, 6/25/2034 (b)	177,719	170,945
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (b)	77,633	72,638
Total Collateralized Mortgage Obligations (Cost $668,808,757)		668,993,978
U.S. Treasury Obligations — 11.7%
U.S. Treasury Notes
3.75%, 6/30/2027	63,870,000	64,109,512
3.63%, 8/31/2027	79,631,000	79,839,409
3.38%, 11/30/2027	45,000,000	44,971,875
3.50%, 1/31/2028	77,815,000	77,963,943
3.50%, 1/15/2029	74,570,000	74,797,206
3.50%, 2/15/2029	76,670,000	76,909,594
Total U.S. Treasury Obligations (Cost $417,297,979)		418,591,539
Mortgage-Backed Securities — 11.5%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	286,618	283,500
FHLMC UMBS, 15 Year Pool # RR0002, 5.00%, 6/1/2040	12,058,327	12,246,223
FHLMC UMBS, 30 Year
Pool # SD8277, 5.50%, 12/1/2052	3,684,970	3,764,419
Pool # SD8290, 6.00%, 1/1/2053	17,252,165	17,822,701
Pool # SD8325, 6.00%, 5/1/2053	5,260,312	5,432,165
Pool # RA9453, 6.00%, 7/1/2053	21,329,447	22,044,542

37

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QH2154, 5.50%, 9/1/2053	16,477,404	16,908,336
Pool # SL0596, 6.00%, 9/1/2053	12,696,723	13,259,243
Pool # SD8366, 5.00%, 10/1/2053	12,607,370	12,710,756
Pool # QI4073, 5.50%, 4/1/2054	2,778,788	2,831,770
Pool # SD6317, 5.50%, 5/1/2054	9,240,744	9,472,965
Pool # SD5658, 5.50%, 6/1/2054	4,784,019	4,904,246
Pool # RJ1658, 6.00%, 6/1/2054	4,556,735	4,689,933
Pool # SD6799, 6.00%, 10/1/2054	11,728,955	12,217,916
Pool # QX8822, 6.00%, 3/1/2055	8,788,107	9,079,234
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	531,887	517,816
Pool # MA1401, 3.00%, 4/1/2033	209,497	203,562
Pool # MA1490, 3.00%, 7/1/2033	704,403	687,171
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	107,879	114,037
Pool # AD9721, 5.50%, 8/1/2040	152,804	156,052
Pool # CB4630, 5.50%, 9/1/2052	5,852,682	6,041,780
Pool # CB4839, 5.50%, 10/1/2052	2,676,815	2,741,980
Pool # CB5027, 5.50%, 11/1/2052	5,640,918	5,764,836
Pool # MA4842, 5.50%, 12/1/2052	3,708,961	3,788,551
Pool # MA4894, 6.00%, 1/1/2053	19,260,160	19,850,649
Pool # CB5903, 5.50%, 3/1/2053	14,946,156	15,308,576
Pool # FA0711, 5.50%, 6/1/2053	9,880,034	10,144,880
Pool # MA5106, 5.00%, 8/1/2053	12,244,435	12,348,612
Pool # MA5190, 5.50%, 11/1/2053	8,625,263	8,789,277
Pool # MA5216, 6.00%, 12/1/2053	18,313,333	18,841,265
Pool # CB8709, 6.00%, 6/1/2054	4,294,904	4,409,745
Pool # BU5096, 6.00%, 9/1/2054	4,353,786	4,536,133
Pool # CB9991, 6.00%, 2/1/2055	13,231,097	13,803,769
Pool # FA1254, 5.50%, 3/1/2055	27,624,289	28,458,885
Pool # FA1866, 5.50%, 6/1/2055	17,962,001	18,262,430
Pool # FA3887, 5.50%, 12/1/2055	19,959,220	20,448,600
FNMA, Other
Pool # BZ3803, 4.46%, 5/1/2030	27,111,091	27,744,263
Pool # BL7458, 1.25%, 7/1/2030	10,000,000	9,013,865
Pool # BF0769, 4.50%, 9/1/2063	4,557,368	4,519,294
GNMA II, 30 Year
Pool # CG5224, 3.50%, 8/20/2051	7,946,208	7,366,262
Pool # MB0203, 4.50%, 2/20/2055	18,656,176	18,463,265
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	2,135,001	2,186,360
Total Mortgage-Backed Securities (Cost $408,928,561)		412,179,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 8.3%
Banks — 4.0%
Bank of America Corp. (SOFR + 1.11%), 4.62%, 5/9/2029 (d)	13,285,000	13,473,555
Bank of Nova Scotia (The) (Canada) (SOFR + 0.76%), 4.04%, 9/15/2028 (d)	11,065,000	11,080,937
Barclays plc (United Kingdom) (SOFR + 0.93%), 4.22%, 5/24/2030 (d)	4,160,000	4,160,910
BNP Paribas SA (France) (SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	10,000,000	10,285,373
BPCE SA (France) (SOFR + 1.58%), 5.39%, 5/28/2031 (a) (d)	6,050,000	6,258,858
CaixaBank SA (Spain) (SOFR + 1.14%), 4.63%, 7/3/2029 (a) (d)	7,195,000	7,281,663
Canadian Imperial Bank of Commerce (Canada) (SOFRINDX + 0.60%), 4.24%, 9/8/2028 (d)	4,435,000	4,454,972
Citigroup, Inc. (SOFR + 0.87%), 4.79%, 3/4/2029 (d)	16,980,000	17,235,228
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (a) (d)	10,000,000	10,209,273
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (d)	10,000,000	10,169,248
Morgan Stanley Private Bank NA (SOFR + 0.76%), 4.21%, 2/8/2030 (d)	15,425,000	15,498,361
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	10,000,000	10,413,604
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (d)	4,405,000	4,420,304
Societe Generale SA (France) (SOFR + 1.10%), 4.45%, 4/12/2030 (a) (d)	7,565,000	7,599,390
Wells Fargo & Co. (SOFR + 0.88%), 4.08%, 9/15/2029 (d)	12,460,000	12,463,341
		145,005,017
Capital Markets — 1.5%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 4.90%, 1/10/2029 (d)	5,000,000	5,035,114
Goldman Sachs Group, Inc. (The)
(SOFR + 0.90%), 4.15%, 10/21/2029 (d)	10,345,000	10,348,243
(SOFR + 1.08%), 4.76%, 1/28/2031 (d)	5,000,000	5,030,702
Morgan Stanley (SOFR + 1.45%), 5.17%, 1/16/2030 (d)	10,000,000	10,279,695

38

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (d)	13,490,000	13,497,127
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (d)	8,610,000	8,625,316
		52,816,197
Consumer Finance — 0.5%
American Honda Finance Corp. 4.25%, 9/1/2028	7,730,000	7,794,742
Avolon Holdings Funding Ltd. (Ireland)
4.90%, 10/10/2030 (a)	3,750,000	3,804,358
4.70%, 1/30/2031 (a)	6,015,000	6,034,308
		17,633,408
Electric Utilities — 0.2%
Enel Finance International NV (Italy) 4.13%, 9/30/2028 (a)	2,775,000	2,780,904
FirstEnergy Transmission LLC 4.55%, 1/15/2030	4,000,000	4,059,627
		6,840,531
Financial Services — 1.0%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	2,886,714	2,883,106
Equitable America Global Funding 4.95%, 6/9/2030 (a)	6,865,000	7,013,786
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	3,734,340	3,827,699
Nationwide Building Society (United Kingdom)
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (d)	10,000,000	10,117,894
5.13%, 7/29/2029 (a)	10,000,000	10,333,592
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,471,716	1,471,716
		35,647,793
Insurance — 0.7%
CNO Global Funding 4.38%, 9/8/2028 (a)	8,920,000	8,933,334
F&G Global Funding 4.65%, 9/8/2028 (a)	5,705,000	5,687,444
Mutual of Omaha Cos. Global Funding 4.51%, 6/9/2028 (a)	10,000,000	10,079,560
		24,700,338
Semiconductors & Semiconductor Equipment — 0.1%
Marvell Technology, Inc. 4.75%, 7/15/2030	4,110,000	4,190,100
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — 0.3%
Oracle Corp. 4.95%, 2/4/2031	10,000,000	9,979,517
Total Corporate Bonds (Cost $294,577,707)		296,812,901
Commercial Mortgage-Backed Securities — 6.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	967,706	929,603
ARES Trust Series 2025-IND3, Class A, 5.16%, 4/15/2042 (a) (b)	5,000,000	5,003,122
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,584,263
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.31%, 8/25/2035 (a) (b)	250,427	244,882
Series 2005-2A, Class M1, 4.43%, 8/25/2035 (a) (b)	50,016	48,686
Series 2007-3, Class A2, 4.22%, 7/25/2037 (a) (b)	247,123	236,609
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	908,696	865,956
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	22,996	22,962
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AK77, 1.34%, 5/27/2051 ‡ (a) (b)	5,000,000	4,665,454
Series 2025-FRR6, Class A, 1.22%, 11/27/2051 ‡ (a) (b)	5,187,000	4,681,553
Series 2026-FRR7, Class AK97, 1.84%, 7/27/2052 ‡ (a) (b)	6,897,000	6,307,947
BX Series 2024-PALM, Class A, 5.20%, 6/15/2037 (a) (b)	4,326,923	4,326,923
BX Trust
Series 2021-BXMF, Class A, 4.41%, 10/15/2026 (a) (b)	5,729,806	5,728,015
Series 2021-LBA, Class AJV, 4.82%, 2/15/2036 (a) (b)	6,500,000	6,495,993
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b)	3,400,600	3,453,227
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (a) (b)	3,400,000	3,419,657
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AK57, 1.48%, 8/27/2049 ‡ (a) (b)	10,000,000	9,790,423
Series 2025-FRR1, Class BK57, 1.51%, 8/27/2049 ‡ (a) (b)	6,000,000	5,860,570
ELP Commercial Mortgage Trust Series 2025-ELP, Class B, 5.01%, 11/13/2042 (a) (b)	3,000,000	3,022,850

39

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC Series 2025-MN11, Class M1, 5.32%, 7/25/2045 (a) (b)	7,732,320	7,730,512
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.42%, 11/25/2045 (a) (b)	7,136,025	7,136,612
Series 2021-MN1, Class M1, 5.67%, 1/25/2051 (a) (b)	52,716	52,609
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 6.44%, 10/25/2047 (b)	562,487	561,305
Series Q013, Class APT1, 6.19%, 5/25/2050 (b)	746,072	746,583
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.74%, 7/25/2026 (a) (b)	2,000,000	1,988,087
Series 2018-K82, Class C, 4.13%, 9/25/2028 (a) (b)	3,000,000	2,976,093
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (b)	2,000,000	1,980,847
Series 2017-K70, Class C, 3.81%, 12/25/2049 (a) (b)	1,750,000	1,731,457
Series 2017-K64, Class B, 4.00%, 5/25/2050 (a) (b)	5,000,000	4,971,787
Series 2017-K64, Class C, 4.00%, 5/25/2050 (a) (b)	3,285,000	3,263,082
Series 2019-K89, Class C, 4.29%, 1/25/2051 (a) (b)	10,000,000	9,944,577
Series 2019-K97, Class C, 3.77%, 9/25/2051 (a) (b)	7,845,000	7,627,034
Series 2018-K81, Class C, 4.17%, 9/25/2051 (a) (b)	10,682,000	10,584,276
Series 2018-K83, Class C, 4.28%, 11/25/2051 (a) (b)	7,000,000	6,961,200
Series 2020-K104, Class B, 3.53%, 2/25/2052 (a) (b)	1,000,000	972,801
Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (b)	7,000,000	6,916,066
Series 2019-K92, Class C, 4.20%, 5/25/2052 (a) (b)	8,583,000	8,504,172
Series 2019-K94, Class C, 3.96%, 7/25/2052 (a) (b)	1,000,000	982,995
Series 2019-K100, Class B, 3.49%, 11/25/2052 (a) (b)	4,688,000	4,543,806
Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (b)	3,000,000	2,882,552
Series 2019-K96, Class B, 3.81%, 8/25/2056 (a) (b)	6,000,000	5,907,812
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	1,408,298	1,403,057
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,696,575
PRM7 Trust Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (b)	5,855,000	5,842,166
RFM Re-REMIC Trust Series 2022-FRR1, Class AB60, 2.32%, 11/8/2049 ‡ (a) (b)	6,500,000	6,351,624
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,463,197
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/25/2040 (a)	3,669,328	3,693,853
SCG Trust Series 2025-SNIP, Class A, 5.16%, 9/15/2042 (a) (b)	10,000,000	10,025,000
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.05%, 5/15/2039 (a) (b)	5,000,000	4,996,875
SMR Mortgage Trust Series 2022-IND, Class A, 5.31%, 2/15/2039 (a) (b)	7,325,417	7,315,364
SMRT Series 2022-MINI, Class A, 4.66%, 1/15/2039 (a) (b)	5,000,000	4,999,984
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.43%, 11/15/2036 (a) (b)	2,300,000	2,292,838
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.27%, 2/15/2040 (a) (b)	559,861	558,462
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (b)	1,175,000	1,219,325
Total Commercial Mortgage-Backed Securities (Cost $221,015,710)		222,513,280
	SHARES
Short-Term Investments — 4.4%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (e) (f) (Cost $154,700,688)	154,649,508	154,711,368

40

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 3.56%, 7/2/2026 (g) (h) (Cost $5,248,395)	5,312,000	5,247,734
Total Short-Term Investments (Cost $159,949,083)		159,959,102
Total Investments — 101.5% (Cost $3,624,233,105)		3,643,529,729
Liabilities in Excess of Other Assets — (1.5)%		(54,646,332)
NET ASSETS — 100.0%		3,588,883,397

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2026.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 28, 2026.
(g)	The rate shown is the effective yield as of February 28, 2026.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

41

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,491	06/30/2026	USD	939,671,583	995,468
Short Contracts
U.S. Treasury 10 Year Note	(415)	06/18/2026	USD	(47,219,219)	(206,005)
U.S. Treasury 10 Year Ultra Note	(264)	06/18/2026	USD	(30,817,875)	(177,850)
U.S. Treasury Long Bond	(203)	06/18/2026	USD	(24,042,813)	(146,198)
U.S. Treasury 5 Year Note	(1,865)	06/30/2026	USD	(205,383,125)	(629,256)
(1,159,309)
(163,841)

Abbreviations
USD	United States Dollar

42

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Apartments — 11.8%
American Homes 4 Rent, Class A, REIT	154,302	4,629,060
Camden Property Trust, REIT	38,059	4,123,312
Equity LifeStyle Properties, Inc., REIT	152,810	10,262,720
Equity Residential, REIT	67,722	4,280,708
Invitation Homes, Inc., REIT	282,822	7,449,531
Mid-America Apartment Communities, Inc., REIT	94,308	12,624,069
UDR, Inc., REIT	383,434	14,378,775
		57,748,175
Diversified — 28.0%
American Tower Corp., REIT	195,604	37,528,584
Crown Castle, Inc., REIT	163,608	14,649,460
Digital Realty Trust, Inc., REIT	141,161	25,013,729
Equinix, Inc., REIT	38,392	37,403,790
SBA Communications Corp., REIT	27,246	5,480,805
VICI Properties, Inc., Class A, REIT	340,907	10,298,801
Weyerhaeuser Co., REIT	257,966	6,327,906
		136,703,075
Health Care — 25.3%
Alexandria Real Estate Equities, Inc., REIT	198,034	10,701,758
Healthcare Realty Trust, Inc., Class A, REIT	442,723	8,168,239
Healthpeak Properties, Inc., REIT	804,096	14,216,417
Sabra Health Care REIT, Inc., REIT	263,223	5,409,233
Ventas, Inc., REIT	340,920	29,373,667
Welltower, Inc., REIT	266,732	55,245,532
		123,114,846
Hotels — 1.2%
Host Hotels & Resorts, Inc., REIT	301,528	5,906,933
Industrial — 12.7%
Americold Realty Trust, Inc., REIT	157,306	2,106,327
EastGroup Properties, Inc., REIT	55,600	10,914,836
Prologis, Inc., REIT	316,177	45,077,355
Rexford Industrial Realty, Inc., REIT	103,356	3,872,749
		61,971,267
Office — 2.1%
Cousins Properties, Inc., REIT	235,949	5,464,579
Empire State Realty Trust, Inc., Class A, REIT (a)	561,443	3,301,285
Hudson Pacific Properties, Inc., REIT *	232,171	1,680,918
		10,446,782
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A, REIT *	29,591	4,369,407
INVESTMENTS	SHARES	VALUE($)

Regional Malls — 3.2%
Simon Property Group, Inc., REIT	76,535	15,601,660
Shopping Centers — 4.4%
Kimco Realty Corp., REIT	147,227	3,467,196
Regency Centers Corp., REIT	225,816	17,839,464
		21,306,660
Single Tenant — 3.0%
Agree Realty Corp., REIT	179,746	14,465,958
Storage — 5.7%
CubeSmart, REIT	234,238	9,636,551
Extra Space Storage, Inc., REIT	98,157	14,824,652
Smartstop Self Storage REIT, Inc., REIT (a)	106,553	3,553,542
		28,014,745
Total Common Stocks (Cost $411,975,493)		479,649,508
Short-Term Investments — 2.6%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (b) (c) (Cost $11,094,767)	11,091,488	11,095,925
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $1,506,490)	1,506,490	1,506,490
Total Short-Term Investments (Cost $12,601,257)		12,602,415
Total Investments — 100.9% (Cost $424,576,750)		492,251,923
Liabilities in Excess of Other Assets — (0.9)%		(4,565,736)
NET ASSETS — 100.0%		487,686,187

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2026. The total value of securities on loan at February 28, 2026 is $1,469,949.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	Realty Income ETF	43

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.7% (a)
Alabama — 0.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000,000	1,046,689
Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series II 2026A, Rev., 6.00%, 12/1/2056 (d)	1,000,000	1,136,225
Arizona — 2.1%
Arizona Board of Regents, State University Series 2026A, Rev., 5.00%, 7/1/2037 (d)	1,000,000	1,192,675
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2026A, Rev., 5.00%, 11/1/2031	2,000,000	2,235,521
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	946,210
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2033	1,100,000	1,294,931
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	1,005,035
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2033	450,000	529,413
GO, 5.00%, 7/1/2034	275,000	327,756
Total Arizona		7,531,541
California — 8.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,159,112
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,180,421
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	2,065,000	2,284,651
Series 2025F, Rev., 5.00%, 11/1/2033	2,000,000	2,213,290
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	2,850,000	3,191,830
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	1,000,000	1,109,615
Series 2026B, Rev., 5.00%, 3/1/2036	2,000,000	2,179,497
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	1,000,000	955,553
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	1,000,000	992,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	735,000	396,900
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,049,181
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,143,469
California Municipal Finance Authority
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	997,375	1,012,635
Series 2026A-1, Rev., 4.05%, 7/20/2041 (d)	1,000,000	1,011,168
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,000,000	1,061,267
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	276,792
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,211,879
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,001,023
Foothill-De Anza Community College District, GO, 4.00%, 8/1/2040	1,245,000	1,246,464
Los Angeles Department of Water and Power Water System Series 2018B, Rev., 5.00%, 7/1/2029	1,000,000	1,060,907
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	958,631
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,138,965
Total California		30,835,430
Colorado — 3.9%
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	1,000,000	1,028,578
City and County of Broomfield Water Activity Enterprise
Rev., 5.00%, 12/1/2038	610,000	718,786
Rev., 5.00%, 12/1/2039	760,000	888,699

44

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority
Series 2025A, Rev., 5.00%, 5/15/2038	415,000	451,318
Series 2025A, Rev., 5.00%, 5/15/2039	400,000	432,842
Series 2025A, Rev., 5.00%, 5/15/2040	365,000	392,212
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,091,225
Series 2019A, Rev., 4.00%, 11/15/2043	2,050,000	2,030,839
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,000,000	1,127,514
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2026	745,000	755,299
Series 2025A, Rev., 5.00%, 12/1/2027	800,000	825,712
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	1,980,000	2,142,745
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	579,000	584,488
Rev., 5.25%, 12/1/2032	500,000	521,507
Fort Collins-Loveland Water District, Rev., 5.00%, 12/1/2038	1,000,000	1,176,858
Total Colorado		14,168,622
Connecticut — 0.3%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000,000	1,100,858
District of Columbia — 3.5%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025A, Rev., 5.00%, 10/1/2043	2,000,000	2,241,192
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	4,250,000	4,911,292
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	1,555,000	1,488,985
Washington Metropolitan Area Transit Authority Dedicated, Second Lien
Series 2023A, Rev., 5.00%, 7/15/2048	2,000,000	2,082,441
Series 2025A, Rev., 5.25%, 7/15/2055	2,000,000	2,115,989
Total District of Columbia		12,839,899
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — 8.1%
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,097,961
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	1,000,000	1,021,989
County of Miami-Dade Water and Sewer System Series 2025B, Rev., 4.00%, 10/1/2042	1,000,000	1,018,246
County of Okaloosa Water and Sewer, Rev., 5.00%, 7/1/2033	2,020,000	2,367,575
County of Seminole Water and Sewer Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,216,514
Florida Development Finance Corp. Series 2026B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,220,578
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	1,250,000	931,250
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,511,227
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,015,147
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	1,750,000	1,990,166
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,000,000	1,044,712
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000,000	1,089,785
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	675,000	675,000
Lee County Industrial Development Authority Series 2019A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,299,385
Lee County Industrial Development Authority, Lee Health System, Inc. Project Series 2026A-2, Rev., 5.00%, 4/1/2033 (c) (d)	2,000,000	2,281,025
Miami-Dade County Educational Facilities Authority Series 2024A, Rev., 5.00%, 4/1/2037	1,000,000	1,162,073
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	500,000	541,072
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	1,000,000	1,017,967

45

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	500,000	473,113
Palm Beach County Health Facilities Authority, Multi Family Housing Everglades Townhomes, Rev., 2.80%, 2/1/2027	1,000,000	1,000,274
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2045	3,500,000	3,847,268
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	483,069
Village Community Development District No. 15, 4.25%, 5/1/2028 (b)	220,000	223,308
Total Florida		29,528,704
Georgia — 2.4%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,000,000	1,875,040
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	2,000,000	2,285,992
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,050,000	2,110,713
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,093,481
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (c)	1,250,000	1,250,000
Total Georgia		8,615,226
Hawaii — 0.5%
City and County Honolulu Wastewater System Series 2025B, Rev., 5.25%, 7/1/2046	1,700,000	1,883,902
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,100,404
Illinois — 1.8%
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,031,197
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	31,918	32,473
Series 2007A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	35,439	36,085
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	840,000	905,649
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	406,592
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	845,000	845,000
Illinois Finance Authority, University of Chicago Series 2024A, Rev., 5.00%, 4/1/2032	1,125,000	1,285,858
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	890,000	975,330
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	990,000	1,138,922
Total Illinois		6,657,106
Indiana — 0.8%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	450,814
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	415,000	399,624
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000,000	997,182
Indiana Finance Authority, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2034	1,000,000	1,127,323
Total Indiana		2,974,943
Iowa — 0.2%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	194,026
Rev., 5.00%, 9/1/2030	110,000	108,953
Rev., 5.00%, 9/1/2031	105,000	103,696
Rev., 5.00%, 9/1/2036	445,000	421,501
Total Iowa		828,176
Kentucky — 0.5%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,071,484
Series 2025B, Rev., 5.00%, 12/1/2033	750,000	799,185
Total Kentucky		1,870,669
Louisiana — 1.1%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	1,000,000	1,112,865

46

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	378,619
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	408,706
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,047,167
Series 2025A, Rev., 5.50%, 5/15/2055	1,000,000	1,067,285
Total Louisiana		4,014,642
Maryland — 0.7%
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026B2, Rev., 5.00%, 8/15/2036 (c)	1,000,000	1,155,681
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,225,000	1,240,898
Total Maryland		2,396,579
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000,000	1,208,352
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,063,451
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.00%, 6/1/2040	1,000,000	1,117,188
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000,000	1,001,820
Total Massachusetts		4,390,811
Michigan — 3.2%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	846,708
Series 2023A, GO, 6.00%, 5/1/2039	2,000,000	2,321,926
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.25%, 7/1/2045	1,790,000	1,954,303
Michigan Finance Authority, Public Lighting Authority Refunding Local Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000,000	1,146,294
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,019,264
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,158,549
Michigan State Housing Development Authority Series 2025C, Rev., 6.00%, 6/1/2056	2,000,000	2,253,226
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,000,000	1,052,099
Total Michigan		11,752,369
Minnesota — 0.8%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	80,000	80,097
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	920,000	989,250
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.25%, 8/1/2026	825,000	826,802
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	960,000	1,093,040
Total Minnesota		2,989,189
Mississippi — 0.2%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000,000	889,986
Missouri — 1.6%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	1,000,000	1,166,962
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2025C, Rev., 5.00%, 5/1/2039	1,500,000	1,729,313
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	895,000	997,233
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,000,000	2,002,627
Total Missouri		5,896,135
Nebraska — 0.3%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,119,446

47

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	710,000	383,400
New Hampshire — 0.8%
City of Manchester, School Facilities, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	937,369
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.17%, 1/20/2041 (c)	991,922	1,002,386
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,056,238
Total New Hampshire		2,995,993
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., VRDO, 2.97%, 3/1/2026 (c)	1,000,000	1,000,000
New York — 12.8%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	1,000,000	1,066,911
Battery Park City Authority Series 2023A, Rev., 5.00%, 11/1/2048	1,000,000	1,060,912
Buffalo Sewer Authority Series 2025A, Rev., 5.00%, 6/15/2050	1,080,000	1,140,092
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.00%, 10/15/2040 (b)	1,000,000	1,033,044
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	125,000	125,143
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project, Rev., 5.00%, 7/1/2029	460,000	488,597
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,044,117
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 4.13%, 12/1/2035	1,000,000	1,058,827
Long Island Power Authority, Electric System Series 2025B, Rev., 3.00%, 9/1/2028 (c)	1,000,000	1,008,638
Metropolitan Transportation Authority
Series 2017D, Rev., 5.00%, 11/15/2033	1,935,000	2,033,053
Series 2024B, Rev., 5.00%, 11/15/2041	1,000,000	1,111,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2043	1,000,000	1,112,343
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	261,754
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000,000	2,011,831
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,250,000	1,279,989
New York City Municipal Water Finance Authority, Second General Resolution Series 2025CC, Rev., 5.00%, 6/15/2032	1,000,000	1,164,978
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,215,015
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026 Series 2026BB, Rev., 5.00%, 6/15/2049	1,000,000	1,063,635
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.00%, 3/2/2026 (c)	250,000	250,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (c)	6,500,000	6,500,000
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	1,000,000	1,051,790
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000,000	1,118,235
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.00%, 7/1/2045	1,500,000	1,538,019
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	1,000,000	990,518
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,000,000	1,088,838
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033	1,000,000	1,188,661

48

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,079,596
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, A.G., 6.00%, 6/30/2045	1,000,000	1,122,312
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	2,022,022
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000,000	1,000,794
Onondaga County Trust for Cultural Resources, Syracuse University Project, Rev., 4.00%, 12/1/2047	1,000,000	956,687
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2024C, Rev., 5.00%, 11/15/2038	2,625,000	3,056,238
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	2,500,000	2,720,227
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2041	1,095,000	1,082,048
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,160,000	978,590
Total New York		47,024,654
North Carolina — 1.7%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030	3,000,000	3,359,853
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	1,000,000	1,000,760
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,320,000	1,468,750
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250,000	253,160
Total North Carolina		6,082,523
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — 3.5%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2036	1,000,000	1,181,209
Series 2025A, Rev., 5.00%, 2/15/2040	1,000,000	1,131,497
Series 2016A, Rev., 4.00%, 2/15/2041	410,000	410,076
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	874,933
City of Toledo Water System, Waterworks, Rev., 5.00%, 11/15/2032	1,300,000	1,451,604
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,025,648
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000,000	2,017,420
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,198,729
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,276,296
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,125,272
Total Ohio		12,692,684
Oklahoma — 2.4%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	200,000	200,569
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,000,000	1,001,681
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,147,399
Oklahoma Water Resources Board, Clean Water Program
Rev., 5.00%, 4/1/2038	2,000,000	2,329,407
Series 2025A, Rev., 5.00%, 4/1/2044	1,900,000	2,074,199
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	2,009,985
Total Oklahoma		8,763,240

49

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — 0.8%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	675,812
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.90%, 3/2/2026 (c)	2,175,000	2,175,000
Total Oregon		2,850,812
Other — 0.5%
FHLMC Multifamily VRD Certificates Series ML-3, Rev., 0.00%, 4/1/2026 (c) (d)	1,000,000	1,067,680
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	720,000	720,646
Total Other		1,788,326
Pennsylvania — 2.9%
Bucks County Water and Sewer Authority Series 2022A, Rev., A.G., 5.00%, 12/1/2038	525,000	587,567
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.47%, 6/1/2026 (e)	500,000	490,610
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000,000	2,013,166
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	672,828
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024-145A, Rev., 6.00%, 10/1/2054	965,000	1,060,279
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000,000	1,161,827
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project Series 2025A, Rev., 5.00%, 12/1/2035	3,000,000	3,559,285
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2042	850,000	931,396
Total Pennsylvania		10,476,958
Rhode Island — 0.7%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000,000	1,107,898
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	1,450,000	1,544,511
Total Rhode Island		2,652,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — 1.3%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., FHA, 5.25%, 5/15/2044	1,000,000	1,070,634
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	2,355,000	2,455,396
South Carolina State Housing Finance and Development Authority Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2056 (d)	1,000,000	1,142,924
Total South Carolina		4,668,954
South Dakota — 1.2%
South Dakota Health and Educational Facilities Authority, Monument Health, Rev., 5.00%, 9/1/2043	1,000,000	1,095,483
South Dakota Health and Educational Facilities Authority, Sanford Series 2025B, Rev., 5.00%, 11/1/2036	1,000,000	1,165,203
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	980,000	1,116,089
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000,000	1,158,974
Total South Dakota		4,535,749
Tennessee — 3.5%
City of Gallatin Water and Sewer, Rev., 5.00%, 1/1/2038	1,110,000	1,291,767
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265,000	1,264,807
Metropolitan Government of Nashville and Davidson County Water and Sewer
Rev., 5.00%, 7/1/2036	2,500,000	2,928,220
Rev., 5.00%, 7/1/2038	2,000,000	2,306,371
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	1,000,000	1,101,444
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,065,115
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000,000	1,086,762

50

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	669,596
Tennessee Energy Acquisition Corp., Gas Project Series 2026A, Rev., 5.00%, 11/1/2034	1,000,000	1,107,642
Total Tennessee		12,821,724
Texas — 9.9%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,033,734
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	1,000,000	1,154,642
Board of Regents of the University of Texas System Series 2024A, Rev., 5.00%, 8/15/2042	1,155,000	1,297,482
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2029	1,500,000	1,590,657
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	650,000	720,059
Collin County Community College District, Rev., 4.00%, 8/15/2042	1,500,000	1,538,921
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2038	1,000,000	1,162,720
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	1,000,000	1,021,461
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	1,000,000	1,007,212
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	919,403
New Hope Higher Education Finance Corp., Texas Christian University Project Series 2026A, Rev., 5.00%, 3/15/2043	1,000,000	1,103,593
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	2,000,000	2,350,957
North Texas Municipal Water District, Panther Creek Regional Wastewater System, Rev., 5.25%, 6/1/2043	1,855,000	2,041,017
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000,000	1,082,609
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030	1,000,000	1,113,293
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	1,000,000	1,174,029
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
State of Texas, College Student Loan, GO, AMT, 5.00%, 8/1/2035	1,655,000	1,920,875
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,258,048
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2036	1,500,000	1,776,849
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,094,261
Texas State Affordable Housing Corp., Multi Family Housing La Vista De Lopez Apartment, Rev., FHA, 2.80%, 2/1/2027	1,200,000	1,200,143
Texas Water Development Board, Rev., 5.00%, 10/15/2036	2,000,000	2,388,123
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	4,365,000	4,316,547
Via Metropolitan Transit Advanced Transportation District Sales Tax Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,089,798
Total Texas		36,356,433
Utah — 0.5%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,774,032
Washington — 3.6%
City of Seattle Municipal Light and Power, Rev., 5.00%, 2/1/2036	1,570,000	1,874,408
City of Seattle Water System
Rev., 5.00%, 5/1/2035	1,000,000	1,203,525
Rev., 5.00%, 5/1/2050	1,000,000	1,064,846
City of Tacoma Electric System Series 2025B, Rev., 5.00%, 1/1/2034	1,655,000	1,946,433
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	1,000,249
Vancouver Housing Authority
Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	2,116,516
Series 2017 A, Rev., 4.00%, 8/1/2039	1,785,000	1,781,730
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	1,024,184

51

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	258,456
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	806,953
Total Washington		13,077,300
West Virginia — 0.1%
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	505,000	555,166
Wisconsin — 2.6%
Public Finance Authority, Maniilaq Association Employee Housing Project, Rev., 5.00%, 12/1/2032	1,000,000	1,109,698
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	130,779
Public Finance Authority, Senior Lien, Rev., AMT, 5.75%, 7/1/2049	1,000,000	1,054,989
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035	1,000,000	1,178,905
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (f)	785,000	818,294
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service, Rev., 5.00%, 4/1/2035	1,165,000	1,229,576
Wisconsin Health and Educational Facilities Authority, Wisconsin Housing Reservation Series 2026A, Rev., 5.00%, 11/1/2035	1,000,000	1,127,721
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	980,000	1,071,764
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,480,000	1,640,160
Total Wisconsin		9,361,886
Total Municipal Bonds (Cost $324,555,616)		335,429,794
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 112,500,000
Counterparty: Exchange-Traded * (Cost $87,891)	1,125	149,414
	SHARES
Short-Term Investments — 10.7%
Investment Companies — 10.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $39,053,734)	39,051,318	39,055,223
Total Investments — 102.4% (Cost $363,697,241)		374,634,431
Liabilities in Excess of Other Assets — (2.4)%		(8,613,771)
NET ASSETS — 100.0%		366,020,660

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CME	Chicago Mercantile Exchange
COLL	Collateral
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

52

(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	67	06/18/2026	USD	7,623,344	32,868

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 :
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,125	USD 112,500,000	USD 131.00	4/24/2026	(87,891)
Total Written Options Contracts (Premiums Received $ (52,734))						(87,891)

Abbreviations
USD	United States Dollar

53

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
ASSETS:
Investments in non-affiliates, at value	$238,529,857	$779,446,755	$3,488,818,361
Investments in affiliates, at value	21,083,122	11,497,826	154,711,368
Options purchased, at value	102,929	—	—
Cash	—	—	274,999
Deposits at broker for futures contracts	291,000	—	—
Deposits at broker for centrally cleared swaps	—	40,000	—
Receivables:
Investment securities sold	120,761	50,153	250,542
Fund shares sold	—	—	8,438,040
Interest from non-affiliates	2,802,781	5,017,192	13,719,706
Dividends from affiliates	44,513	29,600	336,743
Variation margin on futures contracts	38,813	623,718	89,568
Total Assets	263,013,776	796,705,244	3,666,639,327
LIABILITIES:
Payables:
Due to custodian	—	301,575	—
Investment securities purchased	2,183,050	—	76,918,578
Investment securities purchased — delayed delivery securities	3,135,605	—	—
Options written, at value	60,547	—	—
Variation margin on centrally cleared swaps	—	257,639	—
Accrued liabilities:
Investment advisory fees	31,830	67,863	286,589
Administration fees	14,632	45,522	198,851
Printing and mailing costs	8,059	12,410	8,777
Custodian and accounting fees	9,223	34,955	36,731
Trustees’ and Chief Compliance Officer’s fees	7	29	93
Other	57,650	67,756	306,311
Total Liabilities	5,500,603	787,749	77,755,930
Net Assets	$257,513,173	$795,917,495	$3,588,883,397
NET ASSETS:
Paid-in-Capital	$315,268,215	$847,628,251	$3,584,919,462
Total distributable earnings (loss)	(57,755,042)	(51,710,756)	3,963,935
Total Net Assets	$257,513,173	$795,917,495	$3,588,883,397
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	5,050,360	16,293,210	68,133,170
Net asset value, per share	$50.99	$48.85	$52.67
Cost of investments in non-affiliates	$236,644,024	$776,799,519	$3,469,532,417
Cost of investments in affiliates	21,082,355	11,497,035	154,700,688
Cost of options purchased	60,547	—	—
Premiums received from options written	36,328	—	—
Net upfront receipts on centrally cleared swaps	—	(2,231,805)	—
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$479,649,508	$335,429,794
Investments in affiliates, at value	11,095,925	39,055,223
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	1,506,490	—
Options purchased, at value	—	149,414
Cash	14	—
Deposits at broker for futures contracts	—	204,000
Receivables:
Investment securities sold	—	176,109
Interest from non-affiliates	—	3,791,667
Dividends from non-affiliates	581,099	—
Dividends from affiliates	30,400	74,308
Securities lending income (See Note 2.D.)	83	—
Variation margin on futures contracts	—	28,266
Other assets	11,282	—
Total Assets	492,874,801	378,908,781
LIABILITIES:
Payables:
Due to custodian	—	1
Investment securities purchased	3,062,939	4,930,150
Investment securities purchased — delayed delivery securities	—	7,777,265
Collateral received on securities loaned (See Note 2.D.)	1,506,490	—
Fund shares redeemed	376,140	—
Options written, at value	—	87,891
Accrued liabilities:
Investment advisory fees	144,488	2,118
Administration fees	28,176	20,747
Printing and mailing costs	14,393	8,321
Custodian and accounting fees	7,050	12,584
Trustees’ and Chief Compliance Officer’s fees	25	10
Other	48,913	49,034
Total Liabilities	5,188,614	12,888,121
Net Assets	$487,686,187	$366,020,660
NET ASSETS:
Paid-in-Capital	$470,110,656	$379,006,474
Total distributable earnings (loss)	17,575,531	(12,985,814)
Total Net Assets	$487,686,187	$366,020,660
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,522,859	7,156,783
Net asset value, per share	$51.21	$51.14
Cost of investments in non-affiliates	$411,975,493	$324,555,616
Cost of investments in affiliates	11,094,767	39,053,734
Cost of options purchased	—	87,891
Investment securities on loan, at value (See Note 2.D.)	1,469,949	—
Cost of investment of cash collateral (See Note 2.D.)	1,506,490	—
Premiums received from options written	—	52,734
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$10,452,900	$28,329,702	$101,433,178
Interest income from affiliates	161	84	3,385
Dividend income from affiliates	497,679	397,556	3,211,678
Total investment income	10,950,740	28,727,342	104,648,241
EXPENSES:
Investment advisory fees	764,721	2,101,227	4,519,048
Administration fees	163,870	562,832	1,694,633
Custodian and accounting fees	38,367	124,803	138,896
Interest expense to non-affiliates	487	3,055	3,051
Interest expense to affiliates	406	378	1,262
Professional fees	102,434	97,528	89,177
Trustees’ and Chief Compliance Officer’s fees	25,399	26,379	28,873
Printing and mailing costs	7,965	5,469	38,505
Registration and filing fees	12,964	23,817	279,216
Other	8,708	11,797	13,799
Total expenses	1,125,321	2,957,285	6,806,460
Less fees waived	(28,125)	(11,689)	(87,165)
Less expense reimbursements	(359,227)	(1,076,930)	(1,379,253)
Net expenses	737,969	1,868,666	5,340,042
Net investment income (loss)	10,212,771	26,858,676	99,308,199
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,945,395)	1,818,904	(3,755,352)
Investments in affiliates	126	3,371	21,857
Options purchased	(116,313)	—	—
Futures contracts	227,162	6,343,644	(2,732,504)
Options written	78,125	—	—
Swaps	—	517,466	—
Net realized gain (loss)	(1,756,295)	8,683,385	(6,465,999)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	948,206	11,699,175	32,997,188
Investments in affiliates	(127)	(888)	(3,475)
Options purchased	45,990	—	—
Futures contracts	45,132	(194,110)	(163,841)
Options written	(24,219)	—	—
Swaps	—	(4,039,101)	—
Change in net unrealized appreciation/depreciation	1,014,982	7,465,076	32,829,872
Net realized/unrealized gains (losses)	(741,313)	16,148,461	26,363,873
Change in net assets resulting from operations	$9,471,458	$43,007,137	$125,672,072
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$920	$11,119,096
Interest income from affiliates	3	159
Dividend income from non-affiliates	12,890,537	—
Dividend income from affiliates	338,470	821,746
Income from securities lending (net) (See Note 2.D.)	2,290	—
Other	9,115	—
Total investment income	13,241,335	11,941,001
EXPENSES:
Investment advisory fees	2,684,429	915,353
Administration fees	335,554	228,838
Custodian and accounting fees	27,446	43,650
Interest expense to non-affiliates	—	8,712
Interest expense to affiliates	—	374
Professional fees	66,917	72,250
Trustees’ and Chief Compliance Officer’s fees	25,827	25,551
Printing and mailing costs	—	22,792
Registration and filing fees	11,013	20,599
Other	9,046	9,423
Total expenses	3,160,232	1,347,542
Less fees waived	(9,375)	(44,747)
Less expense reimbursements	(922,270)	(788,702)
Net expenses	2,228,587	514,093
Net investment income (loss)	11,012,748	11,426,908
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(11,962,859)	(3,828,575)
Investments in affiliates	888	—
In-kind redemptions of investments in non-affiliates (See Note 4)	16,817,829	—
Options purchased	—	(179,250)
Futures contracts	—	183,352
Options written	—	125,000
Net realized gain (loss)	4,855,858	(3,699,473)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	13,537,318	9,248,169
Investments in affiliates	(304)	—
Options purchased	—	63,733
Futures contracts	—	32,868
Options written	—	(35,157)
Change in net unrealized appreciation/depreciation	13,537,014	9,309,613
Net realized/unrealized gains (losses)	18,392,872	5,610,140
Change in net assets resulting from operations	$29,405,620	$17,037,048
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan High Yield Municipal ETF		JPMorgan Inflation Managed Bond ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,212,771	$7,612,596	$26,858,676	$27,669,198
Net realized gain (loss)	(1,756,295)	(3,777,997)	8,683,385	243,244
Distributions of capital gains received from investment company affiliates	—	14	—	—
Change in net unrealized appreciation/depreciation	1,014,982	8,665,573	7,465,076	18,692,168
Change in net assets resulting from operations	9,471,458	12,500,186	43,007,137	46,604,610
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(9,755,758)	(7,809,152)	(27,332,521)	(26,879,361)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,063,207	28,083,437	104,115,259	(4,547,838)
NET ASSETS:
Change in net assets	49,778,907	32,774,471	119,789,875	15,177,411
Beginning of period	207,734,266	174,959,795	676,127,620	660,950,209
End of period	$257,513,173	$207,734,266	$795,917,495	$676,127,620
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$57,489,878	$33,063,373	$142,255,097	$42,299,161
Cost of shares redeemed	(7,426,671)	(4,979,936)	(38,139,838)	(46,846,999)
Total change in net assets resulting from capital transactions	$50,063,207	$28,083,437	$104,115,259	$(4,547,838)
SHARE TRANSACTIONS:
Issued	1,150,000	650,000	2,950,000	900,000
Redeemed	(150,000)	(100,000)	(800,000)	(1,000,000)
Net increase (decrease) in shares from share transactions	1,000,000	550,000	2,150,000	(100,000)
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$99,308,199	$37,088,942	$11,012,748	$8,875,158
Net realized gain (loss)	(6,465,999)	(6,567)	4,855,858	19,911,716
Change in net unrealized appreciation/depreciation	32,829,872	15,654,882	13,537,014	29,149,775
Change in net assets resulting from operations	125,672,072	52,737,257	29,405,620	57,936,649
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(91,625,656)	(35,804,815)	(11,590,501)	(8,131,929)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,453,277,444	357,356,247	51,066,815	40,921,260
NET ASSETS:
Change in net assets	2,487,323,860	374,288,690	68,881,934	90,725,980
Beginning of period	1,101,559,537	727,270,847	418,804,253	328,078,273
End of period	$3,588,883,397	$1,101,559,537	$487,686,187	$418,804,253
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,466,905,189	$391,889,389	$136,066,300	$88,400,458
Cost of shares redeemed	(13,627,745)	(34,533,142)	(84,999,485)	(47,479,198)
Total change in net assets resulting from capital transactions	$2,453,277,444	$357,356,247	$51,066,815	$40,921,260
SHARE TRANSACTIONS:
Issued	47,220,000	7,580,000	2,850,000	1,900,000
Redeemed	(260,000)	(680,000)	(1,775,000)	(975,000)
Net increase in shares from share transactions	46,960,000	6,900,000	1,075,000	925,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Sustainable Municipal Income ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,426,908	$8,212,884
Net realized gain (loss)	(3,699,473)	(4,278,322)
Distributions of capital gains received from investment company affiliates	—	27
Change in net unrealized appreciation/depreciation	9,309,613	4,223,575
Change in net assets resulting from operations	17,037,048	8,158,164
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(11,084,765)	(8,128,329)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	104,444,887	37,867,555
NET ASSETS:
Change in net assets	110,397,170	37,897,390
Beginning of period	255,623,490	217,726,100
End of period	$366,020,660	$255,623,490
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$114,205,535	$45,418,518
Cost of shares redeemed	(9,760,648)	(7,550,963)
Total change in net assets resulting from capital transactions	$104,444,887	$37,867,555
SHARE TRANSACTIONS:
Issued	2,300,000	900,000
Redeemed	(200,000)	(150,000)
Net increase in shares from share transactions	2,100,000	750,000
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan High Yield Municipal ETF (e)
Year Ended February 28, 2026	$51.29	$2.34	$(0.39)	$1.95	$(2.25)
Year Ended February 28, 2025	49.98	2.15	1.37	3.52	(2.21)
Year Ended February 29, 2024	49.76	2.38	(0.05)	2.33	(2.11)
Year Ended February 28, 2023	58.54	2.02	(8.78)	(6.76)	(2.02)
Year Ended February 28, 2022	59.42	1.86	(0.88)	0.98	(1.86)

(a)
Per share amounts reflect the conversion of the JPMorgan High Yield Municipal Fund ("Acquired Fund") into the JPMorgan High Yield Municipal ETF (the "Fund")
as of the close of business on July 14, 2023.

(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$50.99	$51.12	3.99%	3.88%	$257,513,173	0.34%	4.67%	0.51%	52%
51.29	51.47	7.25	8.12	207,734,266	0.34	4.27	0.57	76
49.98	49.75	4.85	4.38	174,959,795	0.35	4.87	0.59	90
49.76	49.76	(11.62)	(11.62)	13,436,450	0.45	3.82	0.52	21
58.54	58.54	1.60	1.60	20,315,531	0.45	3.07	0.51	24
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Inflation Managed Bond ETF (e)
Year Ended February 28, 2026	$47.81	$1.72	$1.09	$2.81	$(1.77)	$—	$(1.77)
Year Ended February 28, 2025	46.40	1.97	1.36	3.33	(1.92)	—	(1.92)
Year Ended February 29, 2024	46.29	1.74	0.01	1.75	(1.64)	—	(1.64)
Year Ended February 28, 2023	51.43	1.63	(5.05)	(3.42)	(1.58)	(0.14)	(1.72)
Year Ended February 28, 2022	50.58	1.27	0.85	2.12	(1.27)	—	(1.27)

(a)
Per share amounts reflect the conversion of the JPMorgan Inflation Managed Bond Fund ("Acquired Fund") into the JPMorgan Inflation Managed Bond ETF (the
"Fund") as of the close of business on April 8, 2022.

(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on April 8, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on April, 11, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$48.85	$48.88	6.00%	5.53%	$795,917,495	0.25%	3.58%	0.39%	81%
47.81	48.05	7.34	7.71	676,127,620	0.25	4.19	0.39	110
46.40	46.47	3.86	3.86	660,950,209	0.25	3.75	0.40	60
46.29	46.36	(6.73)	(6.59)	904,606,857	0.26	3.38	0.41	107
51.43	51.43	4.23	4.23	897,545,065	0.34	2.49	0.39	159
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond ETF (f)
Year Ended February 28, 2026	$52.03	$2.29	$0.56	$2.85	$(2.21)
Year Ended February 28, 2025	50.95	2.33	1.04	3.37	(2.29)
Year Ended February 29, 2024	50.00	2.14	0.81	2.95	(2.00)
Year Ended February 28, 2023	51.60	1.19	(1.60)	(0.41)	(1.19)
Year Ended February 28, 2022	52.68	0.57	(1.08)	(0.51)	(0.57)

(a)
Per share amounts reflect the conversion of the JPMorgan Limited Duration Bond Fund ("Acquired Fund") into the JPMorgan Limited Duration Bond ETF (the
"Fund") as of the close of business on July 28, 2023.

(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$52.67	$52.75	5.62%	5.69%	$3,588,883,397	0.24%	4.38%	0.30%	53%
52.03	52.07	6.78	7.18	1,101,559,537	0.23	4.53	0.32	30
50.95	50.80	6.05	5.74	727,270,847	0.23	4.27	0.33	6
50.00	50.00	(0.74)	(0.74)	716,175,584	0.23	2.41	0.31	26
51.60	51.60	(0.95)	(0.95)	821,093,668	0.24	1.10	0.30	24
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan Realty Income ETF (e)
Year Ended February 28, 2026	$49.58	$1.17	$1.68	$2.85	$(1.22)	$—	$(1.22)	$51.21
Year Ended February 28, 2025	43.61	1.13	5.89	7.02	(1.05)	—	(1.05)	49.58
Year Ended February 29, 2024	43.19	1.16	0.73	1.89	(1.47)	—	(1.47)	43.61
Year Ended February 28, 2023	62.71	0.98 (f)	(9.14)	(8.16)	(0.76)	(10.60)	(11.36)	43.19
Year Ended February 28, 2022	54.76	0.64	13.05	13.69	(0.80)	(4.94)	(5.74)	62.71

(a)	Per share amounts reflect the conversion of the JPMorgan Realty Income Fund ("Acquired Fund") into the JPMorgan Realty Income ETF (the"Fund") as of the close of business on May 20, 2022.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 20, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on May 23, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

(f)
Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.81 and the net investment income (loss) ratio would have been 1.59%.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	Ratios/Supplemental data
				Ratios to average net assets
Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$51.25	5.98%	6.02%	$487,686,187	0.50%	2.46%	0.71%	113%
49.60	16.27	16.45	418,804,253	0.50	2.42	0.71	77
43.56	4.54	4.28	328,078,273	0.50	2.78	0.72	96
43.25	(13.43)	(13.31)	509,554,235	0.55	1.93 (f)	0.72	84
62.71	24.69	24.69	1,450,453,154	0.68	0.98	0.70	59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Sustainable Municipal Income ETF (e)
Year Ended February 28, 2026	$50.55	$1.87	$0.55	$2.42	$(1.83)
Year Ended February 28, 2025	50.55	1.84	(0.01)	1.83	(1.83)
Year Ended February 29, 2024	49.56	1.77	0.81	2.58	(1.59)
Year Ended February 28, 2023	53.82	1.35	(4.21)	(2.86)	(1.40)
Year Ended February 28, 2022	55.45	1.18	(1.63)	(0.45)	(1.18)

(a)
Per share amounts reflect the conversion of the JPMorgan Sustainable Municipal Income Fund ("Acquired Fund") into the JPMorgan Sustainable Municipal Income
ETF (the "Fund") as of the close of business on July 14, 2023.

(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$51.14	$51.16	4.96%	4.85%	$366,020,660	0.17%	3.74%	0.44%	54%
50.55	50.62	3.71	3.97	255,623,490	0.16	3.65	0.48	69
50.55	50.49	5.32	5.20	217,726,100	0.20	3.57	0.52	35
49.56	49.56	(5.36)	(5.36)	65,552,740	0.35	2.69	0.49	37
53.82	53.82	(0.82)	(0.82)	81,399,139	0.35	2.14	0.46	18
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan High Yield Municipal ETF	Diversified
JPMorgan Inflation Managed Bond ETF	Diversified
JPMorgan Limited Duration Bond ETF	Diversified
JPMorgan Realty Income ETF	Non-Diversified
JPMorgan Sustainable Municipal Income ETF	Diversified
The investment objective of JPMorgan High Yield Municipal ETF (“High Yield Municipal ETF”) is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan Inflation Managed Bond ETF ("Inflation Managed Bond ETF") is to seek to maximize inflation protected total return.
The investment objective of JPMorgan Limited Duration Bond ETF (“Limited Duration Bond ETF”) is to seek a high level of current income consistent with low volatility of principal.
The investment objective of JPMorgan Realty Income ETF ("Realty Income ETF") is to seek to provide high total investment return through a combination of capital appreciation and current income.
The investment objective of JPMorgan Sustainable Municipal Income ETF (“Sustainable Municipal Income ETF”) is to seek current income exempt from federal income taxes.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
High Yield Municipal ETF	NYSE Arca, Inc.
Inflation Managed Bond ETF	Cboe BZX Exchange, Inc.^
Limited Duration Bond ETF	Cboe BZX Exchange, Inc.^
Realty Income ETF	NYSE Arca, Inc.
Sustainable Municipal Income ETF	NYSE Arca, Inc.

^	Effective April 16, 2026, the listing exchange changed to NYSE Arca, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

72	J.P. Morgan Exchange-Traded Funds	February 28, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Limited Duration Bond ETF at February 28, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
High Yield Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$238,529,857	$—	$238,529,857
Options Purchased	102,929	—	—	102,929
Short-Term Investments
Investment Companies	21,083,122	—	—	21,083,122
Total Investments in Securities	$21,186,051	$238,529,857	$—	$259,715,908
Appreciation in Other Financial Instruments
Futures Contracts	$45,132	$—	$—	$45,132
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(60,547)	$—	$—	$(60,547)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(15,415)	$—	$—	$(15,415)

Inflation Managed Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$65,563,756	$1,199,293	$66,763,049
Collateralized Mortgage Obligations	—	29,753,463	296,236	30,049,699
Commercial Mortgage-Backed Securities	—	31,108,094	—	31,108,094
Corporate Bonds	—	220,185,109	—	220,185,109
Foreign Government Securities	—	3,816,104	—	3,816,104
Mortgage-Backed Securities	—	82,796,648	—	82,796,648
U.S. Treasury Obligations	—	344,728,052	—	344,728,052
Short-Term Investments
Investment Companies	11,497,826	—	—	11,497,826
Total Investments in Securities	$11,497,826	$777,951,226	$1,495,529	$790,944,581
Appreciation in Other Financial Instruments
Futures Contracts	$1,014,481	$—	$—	$1,014,481
Swaps	—	19,814	—	19,814
Depreciation in Other Financial Instruments
Futures Contracts	$(104,759)	$—	$—	$(104,759)
Swaps	—	(2,706,438)	—	(2,706,438)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$909,722	$(2,686,624)	$—	$(1,776,902)

Limited Duration Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,447,663,806	$16,815,259	$1,464,479,065
Collateralized Mortgage Obligations	—	659,858,985	9,134,993	668,993,978

74	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Limited Duration Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$184,855,709	$37,657,571	$222,513,280
Corporate Bonds
Banks	—	145,005,017	—	145,005,017
Capital Markets	—	52,816,197	—	52,816,197
Consumer Finance	—	17,633,408	—	17,633,408
Electric Utilities	—	6,840,531	—	6,840,531
Financial Services	—	27,465,272	8,182,521	35,647,793
Insurance	—	24,700,338	—	24,700,338
Semiconductors & Semiconductor Equipment	—	4,190,100	—	4,190,100
Software	—	9,979,517	—	9,979,517
Total Corporate Bonds	—	288,630,380	8,182,521	296,812,901
Mortgage-Backed Securities	—	412,179,864	—	412,179,864
U.S. Treasury Obligations	—	418,591,539	—	418,591,539
Short-Term Investments
Investment Companies	154,711,368	—	—	154,711,368
U.S. Treasury Obligations	—	5,247,734	—	5,247,734
Total Short-Term Investments	154,711,368	5,247,734	—	159,959,102
Total Investments in Securities	$154,711,368	$3,417,028,017	$71,790,344	$3,643,529,729
Appreciation in Other Financial Instruments
Futures Contracts	$995,468	$—	$—	$995,468
Depreciation in Other Financial Instruments
Futures Contracts	$(1,159,309)	$—	$—	$(1,159,309)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(163,841)	$—	$—	$(163,841)

Realty Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$492,251,923	$—	$—	$492,251,923

(a)	Please refer to the SOI for specifics of portfolio holdings.

Sustainable Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$335,429,794	$—	$335,429,794
Options Purchased	149,414	—	—	149,414
Short-Term Investments
Investment Companies	39,055,223	—	—	39,055,223
Total Investments in Securities	$39,204,637	$335,429,794	$—	$374,634,431
Appreciation in Other Financial Instruments
Futures Contracts	$32,868	$—	$—	$32,868

February 28, 2026	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Sustainable Municipal Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(87,891)	$—	$—	$(87,891)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(55,023)	$—	$—	$(55,023)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Limited Duration Bond ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$16,929,953	$—	$175,656	$7,235	$8,051,258	$(4,087,336)	$—	$(4,261,507)	$16,815,259
Collateralized Mortgage Obligations	2,590,334	—	63,107	5,052	9,624,972	(2,147,436)	—	(1,001,036)	9,134,993
Commercial Mortgage-Backed Securities	—	—	622,657	22,030	37,012,884	—	—	—	37,657,571
Corporate Bonds	—	—	(15,356)	(3,790)	8,946,673	(745,006)	—	—	8,182,521
Total	$19,520,287	$—	$846,064	$30,527	$63,635,787	$(6,979,778)	$—	$(5,262,543)	$71,790,344

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $846,064. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

76	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Limited
Duration Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$15,169,089	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.67% - 5.87% (5.11%)

Asset-Backed Securities	15,169,089
	4,475,553	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (80.48%)
			Yield (Discount Rate of Cash Flows)	4.60% - 4.87% (4.78%)

Collateralized Mortgage Obligations	4,475,553
	6,710,805	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.71% - 12.39% (9.15%)

Corporate Bonds	6,710,805
Total	$26,355,447

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $45,434,897. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
High Yield Municipal ETF and Sustainable Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Realty Income ETF	$1,469,949	$(1,469,949)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF did not lend out any securities during the year ended February 28, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
High Yield Municipal ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$28,048,497	$113,914,068	$120,879,442	$126	$(127)	$21,083,122	21,081,014	$497,679	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

78	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Inflation Managed Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$10,430,555	$219,780,016	$218,715,228	$3,371	$(888)	$11,497,826	11,493,229	$397,556	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Limited Duration Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$78,487,741	$2,159,417,257	$2,083,212,012	$21,857	$(3,475)	$154,711,368	154,649,508	$3,211,678	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Realty Income ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$9,709,167	$73,551,338	$72,165,164	$888	$(304)	$11,095,925	11,091,488	$338,470	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	23,929,489	22,422,999	—	—	1,506,490	1,506,490	59,826 *	—
Total	$9,709,167	$97,480,827	$94,588,163	$888	$(304)	$12,602,415		$398,296	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

February 28, 2026	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Sustainable Municipal Income ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$38,541,004	$194,991,557	$194,477,338	$—	$—	$39,055,223	39,051,318	$821,746	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
F. Derivatives—High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF used derivative instruments including options, futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(3) below describe the various derivatives used by the Funds.
(1) Options— High Yield Municipal ETF and Sustainable Municipal Income ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

80	J.P. Morgan Exchange-Traded Funds	February 28, 2026

The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Funds' over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Swaps— Inflation Managed Bond ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A., an affiliate of the Fund.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund’s OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Inflation Managed Bond ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Inflation-Linked Swaps
Inflation Managed Bond ETF used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Summary of Derivatives Information
The following tables present the value of derivatives held as of February 28, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$45,132	$1,014,481	$995,468	$32,868
Swaps at Value (Assets) **	—	19,814	—	—
Purchased Options at Market Value	102,929	—	—	149,414
Unrealized Depreciation on Futures Contracts *	—	(104,759)	(1,159,309)	—
Swaps at Value (Liabilities) **	—	(2,603,422)	—	—
Written Options at Market Value	(60,547)	—	—	(87,891)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	(2,334,821)	—	—

82	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$45,132	$909,722	$(163,841)	$32,868
Swaps at Value **	—	(4,918,429)	—	—
Purchased Options at Market Value	102,929	—	—	149,414
Written Options at Market Value	(60,547)	—	—	(87,891)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2026, by primary underlying risk exposure:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$227,162	$6,343,644	$(2,732,504)	$183,352
Swap Contracts	—	1,688,675	—	—
Purchased Options	(116,313)	—	—	(179,250)
Written Options	78,125	—	—	125,000
Credit Risk Exposure:
Swap Contracts	—	(1,171,209)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$45,132	$(194,110)	$(163,841)	$32,868
Swap Contracts	—	(4,263,462)	—	—
Purchased Options	45,990	—	—	63,733
Written Options	(24,219)	—	—	(35,157)
Credit Risk Exposure:
Swap Contracts	—	224,361	—	—
Derivatives Volume
The table below discloses the volume of the Funds' options, swaps and futures contracts activity during the year ended February 28, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$11,522,803	$183,436,776	$397,813,021	$5,767,541
Average Notional Balance Short	(3,574,135)	(28,274,984)	(141,504,551)	(2,354,463)
Ending Notional Balance Long	10,467,875	198,352,344	939,671,583	7,623,344
Ending Notional Balance Short	—	(49,277,344)	(307,463,032)	—

February 28, 2026	J.P. Morgan Exchange-Traded Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	$—	$560,779,385	$—	$—
Average Notional Balance - Receives Fixed Rate	—	45,131,154	—	—
Ending Notional Balance - Pays Fixed Rate	—	429,845,000	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	367	—	—	553
Average Number of Contracts Written	(350)	—	—	(542)
Ending Number of Contracts Purchased	775	—	—	1,125
Ending Number of Contracts Written	(775)	—	—	(1,125)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	105,061,154	—	—
Ending Notional Balance - Buy Protection	—	109,235,000	—	—
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
The Funds invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Realty Income ETF, for which distributions are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

84	J.P. Morgan Exchange-Traded Funds	February 28, 2026

The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
High Yield Municipal ETF	$—	$10,489	$(10,489)
Inflation Managed Bond ETF	—	61,719	(61,719)
Limited Duration Bond ETF	—	30,656	(30,656)
Realty Income ETF	15,035,132	361	(15,035,493)
Sustainable Municipal Income ETF	—	1,293	(1,293)
The reclassifications for the Funds relate primarily to redemptions in-kind and tax adjustments on certain investments.
K. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.28
Limited Duration Bond ETF	0.20
Realty Income ETF	0.60
Sustainable Municipal Income ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.25
Limited Duration Bond ETF	0.24
Realty Income ETF	0.50
Sustainable Municipal Income ETF	0.18
The expense limitation agreements for the Funds were in effect for the year ended February 28, 2026. The contractual expense limitations are in place until at least June 30, 2026 for the Inflation Managed Bond ETF and Realty Income ETF, and until at least July 31, 2026 for the High Yield Municipal ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF.
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
High Yield Municipal ETF	$359,227
Inflation Managed Bond ETF	1,076,930
Limited Duration Bond ETF	1,379,253
Realty Income ETF	922,270
Sustainable Municipal Income ETF	788,702
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 were as follows:

High Yield Municipal ETF	$28,125
Inflation Managed Bond ETF	11,689
Limited Duration Bond ETF	87,165
Realty Income ETF	9,375
Sustainable Municipal Income ETF	44,747
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

86	J.P. Morgan Exchange-Traded Funds	February 28, 2026

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
High Yield Municipal ETF	$157,060,019	$104,610,035	$—	$—
Inflation Managed Bond ETF	103,972,781	121,578,575	584,476,686	471,730,589
Limited Duration Bond ETF	2,779,951,390	774,410,348	810,609,152	393,807,689
Realty Income ETF	502,999,141	499,695,454	—	—
Sustainable Municipal Income ETF	252,808,736	148,345,745	—	—
For the year ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Realty Income ETF	$133,228,370	$83,445,154
During the year ended February 28, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$257,801,157	$7,847,123	$5,947,787	$1,899,336
Inflation Managed Bond ETF	787,393,770	8,649,150	9,107,046	(457,896)
Limited Duration Bond ETF	3,624,737,733	26,973,736	8,345,581	18,628,155
Realty Income ETF	431,193,115	70,139,517	9,080,709	61,058,808
Sustainable Municipal Income ETF	363,705,595	11,631,850	758,037	10,873,813
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and wash sale loss deferrals.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal ETF	$415,029	$9,340,729	$9,755,758
Inflation Managed Bond ETF	27,332,521	—	27,332,521
Limited Duration Bond ETF	91,625,656	—	91,625,656
Realty Income ETF	11,590,501	—	11,590,501
Sustainable Municipal Income ETF	83,529	11,001,236	11,084,765

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal ETF	$448,819	$7,360,333	$7,809,152
Inflation Managed Bond ETF	26,879,361	—	26,879,361
Limited Duration Bond ETF	35,804,815	—	35,804,815
Realty Income ETF	8,131,929	—	8,131,929
Sustainable Municipal Income ETF	27,109	8,101,220	8,128,329

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$24,688	$(60,506,438)	$943,161	$1,899,336
Inflation Managed Bond ETF	1,368,118	(52,430,754)	—	(583,651)
Limited Duration Bond ETF	12,085,322	(22,017,046)	—	18,628,155
Realty Income ETF	1,164,541	(43,754,758)	—	61,058,808
Sustainable Municipal Income ETF	7,837	(24,611,789)	1,100,878	10,873,813

The cumulative timing differences primarily consist of tax adjustments on certain derivatives, post-October capital loss deferrals and wash sale loss deferrals.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal ETF	$6,146,454	$54,359,984
Inflation Managed Bond ETF	—	52,430,754
Limited Duration Bond ETF	509,885	21,507,161
Realty Income ETF	33,097,693	10,657,065
Sustainable Municipal Income ETF	4,907,935	19,703,854

88	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal ETF	$(339,914)	$407,826
Limited Duration Bond ETF	(127,838)	4,790,071
Realty Income ETF	—	832,629
Sustainable Municipal Income ETF	(446)	294,291
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Inflation Managed Bond ETF	$1,666,286	$6,492,176
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Inflation Managed Bond ETF	32.7%	29.3%
Realty Income ETF	54.4	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds, except for Realty Income ETF, are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties they are invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
High Yield Municipal ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Inflation Managed Bond ETF invests in Inflation-linked debt securities which are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase.
Unlike conventional bonds, the principal and interest payments of inflation protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Sustainable Municipal Income ETF’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it

90	J.P. Morgan Exchange-Traded Funds	February 28, 2026

might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Because Realty Income ETF invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Realty Income ETF invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Since Realty Income ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan High Yield Municipal ETF, JPMorgan Inflation Managed Bond ETF, JPMorgan Limited Duration Bond ETF, JPMorgan Realty Income ETF and JPMorgan Sustainable Municipal Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan High Yield Municipal ETF, JPMorgan Inflation Managed Bond ETF, JPMorgan Limited Duration Bond ETF, JPMorgan Realty Income ETF and JPMorgan Sustainable Municipal Income ETF (five of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

92	J.P. Morgan Exchange-Traded Funds	February 28, 2026

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Qualified Interest Income (QII)
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan Inflation Managed Bond ETF	$24,487,103
JPMorgan Limited Duration Bond ETF	79,933,253
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2026:
Exempt Distributions Paid
JPMorgan High Yield Municipal ETF	$9,340,729
JPMorgan Sustainable Municipal Income ETF	11,001,236
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended February 28, 2025.
Qualified Business Income
JPMorgan Realty Income ETF	$10,147,252
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Inflation Managed Bond ETF	36.6%
JPMorgan Limited Duration Bond ETF	3.6

February 28, 2026	J.P. Morgan Exchange-Traded Funds	93

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-CONVETF-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2026
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	BBAG	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	BBHY	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	BBCB	NYSE Arca, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 45.7%
U.S. Treasury Bonds
6.13%, 8/15/2029	1,913,000	2,075,605
5.38%, 2/15/2031	3,169,000	3,423,263
5.00%, 5/15/2037	2,705,000	2,949,295
4.38%, 2/15/2038	1,318,000	1,357,952
4.50%, 5/15/2038	2,031,000	2,112,240
4.25%, 5/15/2039	1,092,900	1,097,340
4.50%, 8/15/2039	1,259,000	1,291,655
4.38%, 11/15/2039	1,111,000	1,123,499
4.63%, 2/15/2040	2,322,000	2,405,084
4.38%, 5/15/2040	846,000	852,609
2.38%, 2/15/2042	4,403,000	3,348,344
3.13%, 2/15/2042	1,013,900	860,231
3.00%, 5/15/2042	756,000	627,953
3.38%, 8/15/2042	4,797,900	4,180,920
3.88%, 2/15/2043	6,467,800	5,992,821
3.88%, 5/15/2043	6,598,000	6,099,026
3.63%, 8/15/2043	744,000	662,858
3.75%, 11/15/2043	817,000	738,491
4.75%, 11/15/2043	4,502,000	4,634,950
4.50%, 2/15/2044	3,000,000	2,991,094
4.63%, 5/15/2044	4,341,000	4,391,193
4.13%, 8/15/2044	4,985,000	4,720,951
4.63%, 11/15/2044	4,354,000	4,395,499
4.75%, 2/15/2045	4,791,000	4,911,524
4.88%, 8/15/2045	3,090,000	3,214,566
3.00%, 2/15/2049	1,787,000	1,366,217
2.38%, 11/15/2049	5,762,100	3,851,604
1.88%, 2/15/2051	7,005,000	4,086,980
2.38%, 5/15/2051	3,983,000	2,615,088
2.00%, 8/15/2051	3,199,000	1,913,402
2.25%, 2/15/2052	5,364,000	3,393,568
2.88%, 5/15/2052	4,402,000	3,198,328
3.00%, 8/15/2052	3,797,000	2,827,578
3.63%, 2/15/2053	7,822,000	6,566,813
3.63%, 5/15/2053	8,394,000	7,043,091
4.13%, 8/15/2053	6,317,000	5,795,847
4.75%, 11/15/2053	5,000	5,081
4.25%, 2/15/2054	5,704,000	5,343,044
4.63%, 5/15/2054	1,456,000	1,451,450
4.25%, 8/15/2054	490,000	459,145
4.50%, 11/15/2054	4,289,000	4,190,487
4.63%, 11/15/2055	3,220,000	3,214,969
U.S. Treasury Notes
4.00%, 1/15/2027	1,600,000	1,606,187
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.50%, 1/31/2027	4,082,000	4,007,057
4.13%, 1/31/2027	4,798,000	4,822,740
2.25%, 2/15/2027	4,606,000	4,550,224
4.13%, 2/15/2027	6,434,000	6,468,683
1.13%, 2/28/2027	1,918,000	1,873,122
4.13%, 2/28/2027	258,000	259,492
0.50%, 4/30/2027	4,989,000	4,821,206
2.38%, 5/15/2027	1,048,000	1,034,204
4.50%, 5/15/2027	4,798,000	4,854,227
0.50%, 5/31/2027	4,263,000	4,109,465
3.88%, 5/31/2027	1,624,000	1,631,676
0.50%, 6/30/2027	393,000	377,986
4.38%, 7/15/2027	346,000	350,257
2.75%, 7/31/2027	4,182,000	4,141,814
3.88%, 7/31/2027	606,000	609,551
2.25%, 8/15/2027	2,901,900	2,853,044
3.75%, 8/15/2027	1,552,000	1,558,608
0.50%, 8/31/2027	4,975,900	4,765,007
3.13%, 8/31/2027	2,496,000	2,484,592
3.63%, 8/31/2027	2,096,000	2,101,567
3.38%, 9/15/2027	3,701,000	3,697,675
0.38%, 9/30/2027	7,093,000	6,763,840
3.88%, 10/15/2027	5,109,000	5,144,923
0.50%, 10/31/2027	1,765,000	1,682,335
2.25%, 11/15/2027	5,538,000	5,431,567
4.13%, 11/15/2027	5,102,000	5,161,191
3.88%, 11/30/2027	14,000	14,108
0.63%, 12/31/2027	1,090,000	1,036,777
3.88%, 12/31/2027	1,252,000	1,262,368
0.75%, 1/31/2028	6,590,000	6,270,025
3.50%, 1/31/2028	1,219,000	1,221,381
2.75%, 2/15/2028	1,633,000	1,613,544
4.25%, 2/15/2028	1,260,000	1,280,278
1.13%, 2/29/2028	6,589,000	6,303,562
4.00%, 2/29/2028	4,309,000	4,358,823
1.25%, 3/31/2028	3,960,000	3,791,391
1.25%, 4/30/2028	2,311,000	2,208,810
3.50%, 4/30/2028	12,894,000	12,922,206
1.25%, 5/31/2028	2,519,000	2,403,480
3.63%, 5/31/2028	5,954,000	5,984,235
4.00%, 6/30/2028	1,254,000	1,271,340
3.88%, 7/15/2028	1,190,000	1,203,109
4.13%, 7/31/2028	4,458,000	4,534,622
2.88%, 8/15/2028	4,074,000	4,025,303
3.38%, 9/15/2028	162,000	161,949
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.25%, 9/30/2028	255,000	241,613
4.63%, 9/30/2028	2,759,000	2,842,848
3.13%, 11/15/2028	1,000	993
4.38%, 11/30/2028	6,006,000	6,159,435
3.75%, 12/31/2028	6,662,000	6,726,538
4.00%, 1/31/2029	5,995,000	6,095,229
2.63%, 2/15/2029	1,368,000	1,338,502
4.25%, 2/28/2029	2,083,000	2,133,285
2.38%, 3/31/2029	521,000	505,451
4.13%, 3/31/2029	5,413,000	5,527,180
2.88%, 4/30/2029	512,000	503,880
2.75%, 5/31/2029	4,576,000	4,483,407
4.50%, 5/31/2029	5,389,000	5,567,511
3.25%, 6/30/2029	3,009,000	2,993,250
4.25%, 6/30/2029	2,478,000	2,542,467
2.63%, 7/31/2029	4,770,000	4,648,514
4.00%, 7/31/2029	5,531,000	5,633,410
3.63%, 8/31/2029	5,577,000	5,611,856
3.50%, 9/30/2029	5,729,000	5,741,085
3.88%, 9/30/2029	4,866,000	4,936,709
4.13%, 10/31/2029	2,502,000	2,560,445
3.88%, 11/30/2029	4,202,000	4,264,045
3.88%, 12/31/2029	3,966,000	4,025,490
3.50%, 1/31/2030	4,455,000	4,461,961
4.00%, 2/28/2030	4,153,000	4,235,411
3.63%, 3/31/2030	3,907,000	3,929,893
3.50%, 4/30/2030	12,418,700	12,429,372
3.88%, 4/30/2030	800,000	812,313
4.00%, 7/31/2030	1,877,000	1,915,860
3.63%, 8/31/2030	577,000	580,020
4.13%, 8/31/2030	2,924,400	2,999,338
3.63%, 10/31/2030	1,580,000	1,587,900
4.88%, 10/31/2030	3,937,000	4,166,453
4.38%, 11/30/2030	3,044,000	3,157,199
3.75%, 12/31/2030	5,059,000	5,109,590
4.00%, 1/31/2031	2,450,000	2,501,680
4.25%, 2/28/2031	2,192,000	2,263,240
4.13%, 3/31/2031	2,401,000	2,465,527
4.63%, 4/30/2031	1,876,200	1,970,889
4.63%, 5/31/2031	820,000	861,513
4.13%, 7/31/2031	1,197,000	1,229,543
1.25%, 8/15/2031	8,116,400	7,184,282
3.75%, 8/31/2031	6,021,000	6,069,921
3.63%, 9/30/2031	9,392,000	9,407,409
4.13%, 10/31/2031	3,777,000	3,877,622
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.38%, 11/15/2031	7,030,000	6,223,747
4.13%, 11/30/2031	3,486,000	3,578,869
4.50%, 12/31/2031	2,368,000	2,477,520
4.38%, 1/31/2032	792,000	823,371
4.13%, 3/31/2032	382,000	392,028
2.88%, 5/15/2032	14,000	13,391
4.13%, 5/31/2032	1,485,000	1,523,517
4.00%, 6/30/2032	1,111,000	1,131,918
4.00%, 7/31/2032	100	102
2.75%, 8/15/2032	15,739,000	14,899,177
3.88%, 9/30/2032	821,000	829,723
3.75%, 10/31/2032	600,000	601,781
3.50%, 2/15/2033	8,566,000	8,448,217
3.38%, 5/15/2033	8,096,000	7,907,515
3.88%, 8/15/2033	5,858,000	5,900,104
4.50%, 11/15/2033	6,938,000	7,267,555
4.00%, 2/15/2034	5,338,000	5,408,061
3.88%, 8/15/2034	1,070,000	1,071,505
4.25%, 11/15/2034	1,334,000	1,370,685
4.25%, 8/15/2035	13,674,000	14,013,713
Total U.S. Treasury Obligations (Cost $532,942,183)		528,993,784
Mortgage-Backed Securities — 23.9%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	1,065	1,063
Pool # G14781, 3.50%, 3/1/2027	1,002	997
Pool # G15201, 4.00%, 5/1/2027	20	20
Pool # J20129, 2.50%, 8/1/2027	10,864	10,761
Pool # G15438, 4.00%, 9/1/2027	75	75
Pool # G15602, 2.50%, 11/1/2027	6,142	6,086
Pool # G18466, 2.00%, 5/1/2028	2,942	2,890
Pool # G18465, 2.50%, 5/1/2028	5,204	5,137
Pool # G15601, 2.50%, 1/1/2029	10,394	10,257
Pool # G14957, 3.50%, 1/1/2029	27,067	26,947
Pool # G16570, 4.00%, 7/1/2029	2	2
Pool # G18540, 2.50%, 2/1/2030	10,433	10,209
Pool # G18556, 2.50%, 6/1/2030	14,623	14,287
Pool # V60840, 3.00%, 6/1/2030	3,389	3,347
Pool # G16019, 3.50%, 12/1/2030	566	565
Pool # G16568, 2.50%, 4/1/2033	1,602	1,549
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	47,940	48,429
Pool # A39210, 5.50%, 10/1/2035	13,878	14,477
Pool # V83754, 5.50%, 1/1/2036	19,581	20,251
Pool # A82255, 5.50%, 9/1/2036	81,913	83,306
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G03381, 5.50%, 9/1/2037	13,249	13,803
Pool # A89760, 4.50%, 12/1/2039	12,923	13,116
Pool # A92197, 5.00%, 5/1/2040	36,106	37,222
Pool # G06856, 6.00%, 5/1/2040	2,542	2,689
Pool # A93359, 4.00%, 8/1/2040	468	463
Pool # Q03516, 4.50%, 9/1/2041	16,687	16,915
Pool # Q04688, 4.00%, 11/1/2041	2,002	1,996
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	26,386	25,015
Pool # C03858, 3.50%, 4/1/2042	75,305	73,215
Pool # G60737, 4.50%, 8/1/2042	1,571	1,595
Pool # Q14694, 3.00%, 1/1/2043	2,092	1,974
Pool # G61723, 3.50%, 1/1/2043	45,318	44,088
Pool # Q17374, 4.00%, 4/1/2043	2,255	2,248
Pool # Z40090, 4.50%, 9/1/2044	19,430	19,656
Pool # G61617, 4.50%, 1/1/2045	13,088	13,288
Pool # G08653, 3.00%, 7/1/2045	34,476	32,237
Pool # Q35223, 4.00%, 8/1/2045	7,007	6,866
Pool # G60238, 3.50%, 10/1/2045	472,754	457,761
Pool # G60506, 3.50%, 4/1/2046	27,828	26,867
Pool # G08710, 3.00%, 6/1/2046	23,577	21,929
Pool # G61235, 4.50%, 9/1/2046	15,479	15,658
Pool # Q45872, 3.00%, 1/1/2047	238,110	220,894
Pool # G08747, 3.00%, 2/1/2047	122,630	113,764
Pool # G61623, 3.00%, 4/1/2047	18,055	16,839
Pool # G60996, 3.50%, 5/1/2047	5,289	5,089
Pool # V83233, 4.00%, 6/1/2047	66,644	65,812
Pool # G61681, 3.00%, 12/1/2047	5,039	4,660
Pool # Q52866, 3.00%, 12/1/2047	15,888	14,891
Pool # G08812, 3.00%, 4/1/2048	7,581	6,991
Pool # G61885, 4.50%, 11/1/2048	20,494	20,643
Pool # Q61487, 4.00%, 2/1/2049	23,664	23,359
FHLMC UMBS, 15 Year
Pool # SB0031, 3.50%, 10/1/2027	39	39
Pool # SB0071, 2.50%, 5/1/2030	5,106	5,047
Pool # ZS7331, 3.00%, 12/1/2030	10,356	10,199
Pool # SB0256, 4.00%, 11/1/2033	67	67
Pool # SB0077, 3.50%, 10/1/2034	23,532	23,361
Pool # SB0302, 3.00%, 4/1/2035	276,472	269,802
Pool # QN2407, 2.00%, 6/1/2035	71,047	66,388
Pool # QN6095, 2.00%, 5/1/2036	98,495	91,797
Pool # SB8131, 1.50%, 12/1/2036	502,122	458,257
Pool # SB8140, 1.50%, 2/1/2037	388,313	354,147
Pool # SB8141, 2.00%, 2/1/2037	1,245,768	1,161,661
Pool # RR0055, 5.50%, 1/1/2041	291,041	298,754
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	38,199	37,400
Pool # ZJ9491, 3.50%, 12/1/2032	8,443	8,354
Pool # ZS9164, 3.00%, 9/1/2033	1,702	1,661
Pool # SC0107, 3.50%, 11/1/2034	2,986	2,950
Pool # ZA2463, 3.50%, 6/1/2037	19,471	19,077
Pool # RB5026, 2.50%, 11/1/2039	26,445	24,535
Pool # QK0157, 2.50%, 1/1/2040	13,744	12,597
Pool # RB5032, 2.50%, 2/1/2040	21,843	20,219
Pool # RB5037, 2.50%, 3/1/2040	2,195	2,030
Pool # RB5043, 2.50%, 4/1/2040	30,344	28,055
Pool # RB5048, 2.50%, 5/1/2040	63,851	59,017
Pool # SC0131, 1.50%, 3/1/2041	155,787	132,693
Pool # SC0134, 1.50%, 3/1/2041	159,827	135,855
Pool # RB5145, 2.00%, 2/1/2042	1,232,860	1,086,508
Pool # RB5154, 2.50%, 4/1/2042	735,316	675,444
Pool # QK1520, 3.00%, 5/1/2042	130,157	123,006
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	17,414	18,072
Pool # ZL3548, 3.50%, 8/1/2042	48,869	47,354
Pool # ZS3712, 3.50%, 4/1/2043	105,160	102,116
Pool # ZS4077, 3.50%, 1/1/2044	15,246	14,762
Pool # ZS4592, 4.00%, 11/1/2044	102,958	102,072
Pool # ZS4609, 3.00%, 4/1/2045	28,573	26,735
Pool # SD0146, 3.00%, 11/1/2046	94,448	87,818
Pool # ZM2209, 3.50%, 12/1/2046	255,113	244,934
Pool # SD0388, 3.50%, 6/1/2047	331,812	321,237
Pool # ZM4635, 4.00%, 11/1/2047	324,077	318,747
Pool # SD0225, 3.00%, 12/1/2047	423,772	393,409
Pool # ZS4750, 3.00%, 1/1/2048	18,082	16,692
Pool # ZM7669, 3.50%, 8/1/2048	60,938	57,802
Pool # ZN4476, 3.50%, 12/1/2048	202,365	193,418
Pool # ZA6286, 4.00%, 2/1/2049	100,028	98,609
Pool # ZT1776, 3.50%, 3/1/2049	17,044	16,250
Pool # ZN5087, 4.00%, 4/1/2049	76,822	75,635
Pool # ZT1864, 4.00%, 4/1/2049	2,260	2,227
Pool # ZT1951, 3.50%, 5/1/2049	5,478	5,222
Pool # ZT1952, 4.00%, 5/1/2049	36,148	35,624
Pool # QA4907, 3.00%, 6/1/2049	82,683	76,644
Pool # ZT2086, 3.50%, 6/1/2049	30,219	28,799
Pool # SD7502, 3.50%, 7/1/2049	87,550	83,512
Pool # SD8001, 3.50%, 7/1/2049	10,645	10,142
Pool # SD2866, 4.00%, 7/1/2049	465,006	460,855
Pool # SD7501, 4.00%, 7/1/2049	54,393	53,700
Pool # QA1997, 3.00%, 8/1/2049	14,100	12,940
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA1202, 3.50%, 8/1/2049	295,757	282,114
Pool # SD8005, 3.50%, 8/1/2049	38,163	36,358
Pool # SD8006, 4.00%, 8/1/2049	21,629	21,242
Pool # QA4509, 3.00%, 11/1/2049	266,963	244,507
Pool # SD8025, 3.50%, 11/1/2049	113,950	108,547
Pool # RA1878, 3.50%, 12/1/2049	1,649	1,570
Pool # SD8037, 2.50%, 1/1/2050	330,702	289,986
Pool # RA2116, 3.00%, 2/1/2050	420,600	387,677
Pool # SD0303, 2.50%, 4/1/2050	545,964	482,019
Pool # QA9653, 3.50%, 5/1/2050	26,831	25,575
Pool # QB1691, 2.00%, 7/1/2050	666,870	558,632
Pool # SD8089, 2.50%, 7/1/2050	707,578	619,722
Pool # SD8091, 2.50%, 9/1/2050	2,003,665	1,754,882
Pool # RA3727, 2.00%, 10/1/2050	875,756	736,514
Pool # SD8104, 1.50%, 11/1/2050	1,041,011	829,392
Pool # RA4197, 2.50%, 12/1/2050	428,050	375,997
Pool # QB7172, 2.00%, 1/1/2051	4,239,696	3,527,843
Pool # RA4349, 2.50%, 1/1/2051	275,548	242,634
Pool # QB8583, 1.50%, 2/1/2051	1,029,929	819,752
Pool # SD8145, 1.50%, 5/1/2051	884,315	703,758
Pool # RA5287, 2.00%, 5/1/2051	7,652	6,417
Pool # QC3259, 2.00%, 6/1/2051	291,139	241,336
Pool # SD8158, 3.50%, 6/1/2051	211,892	200,992
Pool # SD8163, 3.50%, 8/1/2051	88,030	83,509
Pool # RA5832, 2.50%, 9/1/2051	330,329	290,666
Pool # SD0688, 2.50%, 10/1/2051	3,543,696	3,119,468
Pool # QC8788, 3.00%, 10/1/2051	1,453,567	1,317,013
Pool # QD2146, 2.00%, 12/1/2051	1,121,217	941,093
Pool # QD3500, 2.50%, 12/1/2051	1,421,837	1,250,669
Pool # SD1963, 2.00%, 1/1/2052	7,846,795	6,553,205
Pool # SD1064, 3.00%, 1/1/2052	675,961	612,824
Pool # SD0897, 2.00%, 2/1/2052	779,243	655,920
Pool # SD8193, 2.00%, 2/1/2052	9,211,645	7,657,076
Pool # SD8204, 2.00%, 4/1/2052	1,614,193	1,341,272
Pool # QD9578, 2.50%, 4/1/2052	1,269,493	1,106,835
Pool # SD8205, 2.50%, 4/1/2052	4,486,069	3,911,283
Pool # SD1461, 3.00%, 5/1/2052	798,834	731,375
Pool # SD8214, 3.50%, 5/1/2052	917,961	866,127
Pool # RA7935, 5.00%, 9/1/2052	426,569	434,661
Pool # SD1803, 5.50%, 9/1/2052	634,195	652,055
Pool # SD8256, 4.00%, 10/1/2052	1,855,363	1,806,173
Pool # RA8112, 4.50%, 10/1/2052	1,501,245	1,490,255
Pool # SD8257, 4.50%, 10/1/2052	389,681	387,029
Pool # SD2381, 5.50%, 3/1/2053	3,647,606	3,762,002
Pool # SD2572, 5.50%, 3/1/2053	778,123	803,050
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD2580, 6.00%, 3/1/2053	422,156	435,693
Pool # RA8736, 6.50%, 3/1/2053	548,602	573,987
Pool # SD8322, 4.50%, 5/1/2053	82,567	81,881
Pool # RA9469, 6.50%, 7/1/2053	293,562	306,882
Pool # SD8397, 6.50%, 1/1/2054	1,420,356	1,474,606
Pool # SD4605, 7.00%, 1/1/2054	207,115	217,381
Pool # QI5618, 6.50%, 5/1/2054	585,478	616,265
Pool # SD7572, 6.50%, 5/1/2054	864,263	910,201
Pool # RJ1786, 6.00%, 6/1/2054	696,866	716,116
Pool # SD8439, 6.00%, 6/1/2054	801,878	823,335
Pool # SD8475, 5.50%, 11/1/2054	1,738,277	1,767,351
Pool # SL0226, 6.00%, 2/1/2055	4,238,663	4,423,644
FNMA UMBS, 15 Year
Pool # FM2968, 4.00%, 5/1/2026	29	29
Pool # AJ9357, 3.50%, 1/1/2027	7,108	7,075
Pool # AO4400, 2.50%, 7/1/2027	8,469	8,358
Pool # AB6811, 2.50%, 10/1/2027	2,894	2,860
Pool # AQ9442, 2.00%, 12/1/2027	6,622	6,515
Pool # AB8447, 2.50%, 2/1/2028	5,494	5,426
Pool # AR4180, 2.50%, 2/1/2028	2,132	2,103
Pool # AB8787, 2.00%, 3/1/2028	17,904	17,594
Pool # AP6059, 2.00%, 6/1/2028	2,726	2,668
Pool # BM1892, 2.50%, 9/1/2028	4,281	4,234
Pool # FM1105, 2.50%, 6/1/2029	10,199	10,069
Pool # AS3345, 2.00%, 7/1/2029	4,496	4,371
Pool # FM1465, 3.00%, 5/1/2030	27,985	27,695
Pool # 890666, 2.00%, 6/1/2030	8,999	8,788
Pool # AL9418, 3.50%, 8/1/2031	14,838	14,759
Pool # BD5647, 2.00%, 11/1/2031	9,514	9,143
Pool # 890776, 3.50%, 11/1/2031	7,594	7,549
Pool # BM5490, 3.50%, 11/1/2031	4,890	4,866
Pool # AS8708, 2.50%, 2/1/2032	1,702	1,653
Pool # BM4993, 3.50%, 3/1/2032	5,234	5,192
Pool # MA3124, 2.50%, 9/1/2032	18,760	18,200
Pool # FM3099, 3.50%, 9/1/2032	1,260	1,255
Pool # CA0775, 2.50%, 11/1/2032	14,114	13,573
Pool # BH7081, 2.50%, 12/1/2032	19,821	19,127
Pool # BH8720, 3.50%, 12/1/2032	20,150	19,893
Pool # FM1691, 2.50%, 1/1/2033	5,942	5,810
Pool # CA9078, 3.00%, 9/1/2033	156,139	153,321
Pool # FM1123, 4.00%, 9/1/2033	1,131	1,136
Pool # FM2153, 4.00%, 11/1/2033	218	218
Pool # BD9105, 4.00%, 1/1/2034	23,590	23,590
Pool # BM5306, 4.00%, 1/1/2034	2,701	2,717
Pool # FM1733, 3.50%, 5/1/2034	330,856	328,496
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO1822, 3.50%, 7/1/2034	44,051	43,719
Pool # MA3764, 2.50%, 9/1/2034	4,977	4,775
Pool # MA3910, 2.00%, 1/1/2035	16,945	15,940
Pool # FM3569, 3.00%, 1/1/2035	52,979	52,129
Pool # FM7941, 2.50%, 2/1/2035	180,280	175,201
Pool # MA4075, 2.50%, 7/1/2035	258,988	248,556
Pool # CA7497, 2.50%, 10/1/2035	772,124	740,278
Pool # FM5396, 2.00%, 12/1/2035	493,934	463,750
Pool # BR1309, 2.00%, 1/1/2036	353,666	329,990
Pool # FM5797, 2.00%, 1/1/2036	373,889	349,367
Pool # CB0305, 1.50%, 5/1/2036	595,749	545,210
Pool # FM7843, 1.50%, 6/1/2036	59,488	54,440
Pool # MA4430, 1.00%, 8/1/2036	123,551	109,608
Pool # BT0273, 1.50%, 9/1/2036	298,465	273,039
Pool # MA4418, 2.00%, 9/1/2036	30,029	28,002
Pool # FM9247, 2.00%, 11/1/2036	254,045	236,740
Pool # MA4497, 2.00%, 12/1/2036	3,485,846	3,250,516
Pool # MA4582, 2.00%, 4/1/2037	1,229,528	1,145,777
Pool # MA4604, 3.00%, 5/1/2037	594,071	575,280
Pool # FS4059, 1.50%, 8/1/2037	1,789,661	1,633,311
Pool # FS4794, 2.00%, 8/1/2037	63,937	59,582
Pool # FS4756, 2.50%, 8/1/2037	1,418,994	1,359,534
Pool # MA5558, 5.00%, 12/1/2039	515,379	523,406
Pool # MA5772, 5.50%, 7/1/2040	343,958	352,997
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	823	826
Pool # MA0885, 3.50%, 10/1/2031	13,671	13,537
Pool # AB4853, 3.00%, 4/1/2032	15,286	14,987
Pool # MA1058, 3.00%, 5/1/2032	6,631	6,501
Pool # MA1165, 3.00%, 9/1/2032	37,189	36,375
Pool # MA2079, 4.00%, 11/1/2034	8,106	8,094
Pool # MA2138, 3.50%, 1/1/2035	627,280	617,473
Pool # AL7654, 3.00%, 9/1/2035	37,898	36,490
Pool # MA2472, 3.00%, 12/1/2035	7,758	7,499
Pool # FM1133, 4.00%, 6/1/2036	18,263	18,230
Pool # MA3099, 4.00%, 8/1/2037	1,370	1,369
Pool # BM5330, 2.50%, 12/1/2037	25,937	24,544
Pool # FM3204, 4.00%, 10/1/2038	21,387	21,245
Pool # MA4072, 2.50%, 7/1/2040	106,835	98,666
Pool # MA4128, 2.00%, 9/1/2040	1,025,876	926,599
Pool # CA9019, 2.00%, 2/1/2041	268,311	240,535
Pool # MA4310, 1.50%, 4/1/2041	602,395	522,465
Pool # MA4422, 2.00%, 9/1/2041	300,668	266,657
Pool # FS0316, 1.50%, 11/1/2041	513,906	441,768
Pool # MA4474, 2.00%, 11/1/2041	383,800	335,153
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4521, 2.50%, 1/1/2042	408,184	375,455
Pool # MA4587, 2.50%, 4/1/2042	338,361	307,047
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	12,027	12,481
Pool # 711215, 5.50%, 6/1/2033	13,010	13,218
Pool # 725228, 6.00%, 3/1/2034	29,309	30,589
Pool # 790003, 6.00%, 8/1/2034	10,425	10,683
Pool # 735503, 6.00%, 4/1/2035	21,453	22,525
Pool # 904601, 6.00%, 11/1/2036	24,911	26,333
Pool # 888538, 5.50%, 1/1/2037	12,744	13,315
Pool # AB0284, 6.00%, 2/1/2037	24,226	25,607
Pool # 956965, 6.50%, 12/1/2037	10,261	10,762
Pool # BH7907, 6.50%, 12/1/2037	13,756	14,654
Pool # 961793, 5.00%, 3/1/2038	50,168	51,660
Pool # AC2638, 5.00%, 10/1/2039	90,184	92,896
Pool # AL0100, 6.00%, 10/1/2039	32,933	34,810
Pool # AC4886, 5.00%, 11/1/2039	16,624	17,119
Pool # 190399, 5.50%, 11/1/2039	52,596	54,732
Pool # AB1143, 4.50%, 6/1/2040	52,816	53,548
Pool # AD6938, 4.50%, 6/1/2040	85,208	86,371
Pool # AB1292, 5.00%, 8/1/2040	12,132	12,505
Pool # AL5437, 5.00%, 8/1/2040	55,316	56,826
Pool # AB1421, 5.00%, 9/1/2040	27,749	28,584
Pool # AE4142, 5.00%, 9/1/2040	21,556	21,998
Pool # AE3857, 5.00%, 10/1/2040	335,143	345,123
Pool # AE8289, 4.00%, 12/1/2040	65,447	65,072
Pool # MA0622, 3.50%, 1/1/2041	21,981	21,436
Pool # AE0828, 3.50%, 2/1/2041	12,254	11,950
Pool # AH3804, 4.00%, 2/1/2041	14,143	14,131
Pool # MA0639, 4.00%, 2/1/2041	22,489	22,453
Pool # AL0241, 4.00%, 4/1/2041	46,553	46,459
Pool # AI1887, 4.50%, 5/1/2041	176,502	178,948
Pool # BM3118, 6.00%, 7/1/2041	53,965	57,041
Pool # AJ2293, 4.00%, 9/1/2041	13,101	13,075
Pool # AW8154, 3.50%, 1/1/2042	14,941	14,539
Pool # AX5318, 4.50%, 1/1/2042	44,122	44,692
Pool # AL1998, 4.00%, 3/1/2042	68,108	67,900
Pool # AO4134, 3.50%, 6/1/2042	8,374	8,132
Pool # AB6632, 3.50%, 10/1/2042	91,014	88,221
Pool # AB6633, 3.50%, 10/1/2042	15,562	15,085
Pool # AL3344, 4.50%, 10/1/2042	94,551	95,580
Pool # AB6828, 3.50%, 11/1/2042	1,148	1,114
Pool # AL3182, 3.50%, 12/1/2042	13,007	12,648
Pool # AB7964, 3.50%, 2/1/2043	1,616	1,567
Pool # AR2271, 3.50%, 2/1/2043	223,611	216,333
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM4751, 3.50%, 3/1/2043	23,465	22,752
Pool # AB8742, 4.00%, 3/1/2043	9,650	9,612
Pool # AR6770, 4.00%, 3/1/2043	11,504	11,443
Pool # AB9194, 3.50%, 5/1/2043	90,176	87,171
Pool # AU4256, 3.50%, 9/1/2043	19,144	18,564
Pool # AL4062, 4.00%, 9/1/2043	19,403	19,297
Pool # BM4635, 2.50%, 10/1/2043	117,453	107,226
Pool # AS1121, 4.00%, 11/1/2043	22,846	22,701
Pool # AV0022, 4.00%, 11/1/2043	317,662	315,581
Pool # AV6103, 4.00%, 1/1/2044	123,637	122,776
Pool # FM3049, 4.00%, 4/1/2044	700,507	695,973
Pool # FM1744, 3.50%, 5/1/2044	21,591	20,956
Pool # AS2700, 4.00%, 6/1/2044	28,142	27,946
Pool # AW6233, 4.50%, 6/1/2044	258,255	260,612
Pool # AS2947, 4.00%, 7/1/2044	29,188	28,972
Pool # AL9072, 5.00%, 7/1/2044	45,248	46,549
Pool # AL9569, 5.00%, 8/1/2044	70,567	73,007
Pool # AX0152, 4.50%, 9/1/2044	16,529	16,670
Pool # AS3867, 4.00%, 11/1/2044	7,417	7,354
Pool # FM1746, 3.50%, 1/1/2045	66,547	64,485
Pool # FM0015, 4.00%, 2/1/2045	68,138	67,829
Pool # MA2193, 4.50%, 2/1/2045	4,598	4,644
Pool # FM3414, 4.00%, 3/1/2045	462,259	456,560
Pool # BM3398, 3.50%, 4/1/2045	10,820	10,479
Pool # AS5851, 4.50%, 9/1/2045	6,209	6,274
Pool # AS6184, 3.50%, 11/1/2045	97,526	94,431
Pool # BA0315, 3.50%, 11/1/2045	326,873	314,785
Pool # FM1869, 4.00%, 11/1/2045	47,581	47,222
Pool # BC0066, 3.50%, 12/1/2045	23,564	22,658
Pool # FM3413, 4.00%, 1/1/2046	54,871	54,234
Pool # FM2323, 4.00%, 2/1/2046	28,607	28,520
Pool # AL9128, 4.50%, 2/1/2046	13,494	13,679
Pool # AS6811, 3.00%, 3/1/2046	18,624	17,374
Pool # BM4834, 3.00%, 3/1/2046	20,941	19,724
Pool # FM1782, 4.00%, 3/1/2046	9,188	9,128
Pool # FM2195, 4.00%, 3/1/2046	20,611	20,537
Pool # AS7003, 3.00%, 4/1/2046	26,816	24,932
Pool # AS7198, 4.50%, 5/1/2046	74,862	75,647
Pool # AS7660, 2.50%, 8/1/2046	171,212	152,629
Pool # AL9385, 3.00%, 11/1/2046	37,842	35,163
Pool # MA2806, 3.00%, 11/1/2046	118,663	109,900
Pool # BM3288, 3.50%, 12/1/2046	16,073	15,392
Pool # FM2807, 3.00%, 1/1/2047	59,811	56,035
Pool # 890856, 3.50%, 1/1/2047	100,023	96,158
Pool # FM3374, 3.50%, 1/1/2047	105,154	102,459
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FM0041, 3.00%, 2/1/2047	487,764	452,639
Pool # BM5955, 4.00%, 2/1/2047	23,664	23,470
Pool # BM5270, 4.50%, 2/1/2047	11,805	11,957
Pool # BM4350, 3.00%, 3/1/2047	566,881	530,967
Pool # MA2920, 3.00%, 3/1/2047	5,989	5,550
Pool # AS9313, 4.00%, 3/1/2047	11,710	11,566
Pool # FM4735, 3.00%, 4/1/2047	127,002	117,094
Pool # AS9480, 4.50%, 4/1/2047	17,118	17,290
Pool # FM1772, 4.50%, 5/1/2047	10,504	10,640
Pool # AS9946, 3.50%, 7/1/2047	32,707	31,395
Pool # BM1568, 3.50%, 7/1/2047	47,114	45,821
Pool # BH7375, 3.50%, 8/1/2047	36,981	35,498
Pool # CA0148, 4.50%, 8/1/2047	8,032	8,073
Pool # CA0850, 3.00%, 9/1/2047	27,129	25,075
Pool # MA3147, 3.00%, 10/1/2047	31,024	28,674
Pool # BM2003, 4.00%, 10/1/2047	116,329	114,776
Pool # BH9392, 3.50%, 11/1/2047	10,248	9,790
Pool # CA0681, 3.50%, 11/1/2047	164,708	158,882
Pool # CA4015, 3.00%, 1/1/2048	7,011	6,473
Pool # BJ6154, 3.50%, 1/1/2048	112,394	107,862
Pool # MA3238, 3.50%, 1/1/2048	37,209	35,550
Pool # BJ5910, 3.50%, 2/1/2048	174,513	169,139
Pool # BM4054, 4.00%, 5/1/2048	70,485	69,845
Pool # BM4757, 3.50%, 7/1/2048	29,168	28,147
Pool # BM2007, 4.00%, 9/1/2048	3,176	3,132
Pool # CA2368, 4.00%, 9/1/2048	20,483	20,194
Pool # CA4655, 3.50%, 10/1/2048	71,215	68,333
Pool # MA3495, 4.00%, 10/1/2048	20,686	20,394
Pool # CA2432, 4.50%, 10/1/2048	36,927	37,143
Pool # FM7895, 3.50%, 11/1/2048	200,114	192,823
Pool # BN0895, 4.50%, 11/1/2048	829,087	833,432
Pool # FM1248, 4.50%, 11/1/2048	12,015	12,107
Pool # CA2797, 4.50%, 12/1/2048	67,679	68,138
Pool # FM0030, 3.00%, 2/1/2049	38,473	35,670
Pool # MA3637, 3.50%, 4/1/2049	12,754	12,155
Pool # MA3638, 4.00%, 4/1/2049	12,108	11,933
Pool # BN5418, 4.50%, 4/1/2049	12,586	12,679
Pool # MA3663, 3.50%, 5/1/2049	738,489	703,780
Pool # MA3664, 4.00%, 5/1/2049	5,876	5,790
Pool # FM4074, 4.50%, 5/1/2049	205,994	207,200
Pool # CA4358, 3.50%, 7/1/2049	12,695	12,092
Pool # MA3692, 3.50%, 7/1/2049	745,468	708,050
Pool # FM1672, 4.50%, 7/1/2049	321,210	325,035
Pool # MA3745, 3.50%, 8/1/2049	850,940	810,682
Pool # MA3746, 4.00%, 8/1/2049	8,769	8,638
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM1385, 5.00%, 8/1/2049	250,245	256,994
Pool # BO4012, 3.00%, 9/1/2049	86,398	78,329
Pool # FM1449, 3.50%, 9/1/2049	107,360	102,270
Pool # FM4430, 3.50%, 9/1/2049	219,425	209,245
Pool # FM3572, 4.50%, 9/1/2049	55,385	55,795
Pool # MA3803, 3.50%, 10/1/2049	29,365	27,964
Pool # MA3833, 2.50%, 11/1/2049	724,176	635,129
Pool # BK0350, 3.00%, 11/1/2049	636,314	587,556
Pool # FM2363, 3.00%, 1/1/2050	1,260,933	1,167,601
Pool # CA5021, 3.50%, 1/1/2050	26,807	25,520
Pool # FM5922, 3.50%, 1/1/2050	291,815	277,889
Pool # MA3906, 3.50%, 1/1/2050	27,121	25,816
Pool # FM2733, 2.50%, 3/1/2050	80,675	70,742
Pool # FM4372, 3.50%, 3/1/2050	373,441	357,416
Pool # BP2403, 3.50%, 4/1/2050	236,638	224,912
Pool # BP5001, 2.50%, 5/1/2050	455,271	398,787
Pool # FM3257, 3.00%, 5/1/2050	193,461	179,665
Pool # MA4078, 2.50%, 7/1/2050	1,039,731	911,378
Pool # BP6626, 2.00%, 8/1/2050	1,945,642	1,626,801
Pool # MA4100, 2.00%, 8/1/2050	564,745	472,818
Pool # BP9500, 2.50%, 8/1/2050	72,064	63,109
Pool # FM5750, 4.00%, 8/1/2050	244,576	240,280
Pool # CA7017, 2.00%, 9/1/2050	1,131,803	964,169
Pool # BK3044, 2.50%, 9/1/2050	624,778	547,071
Pool # BP6702, 2.50%, 9/1/2050	468,077	413,627
Pool # FM8260, 4.00%, 9/1/2050	413,583	408,476
Pool # MA4159, 2.50%, 10/1/2050	254,431	222,734
Pool # CA7603, 2.50%, 11/1/2050	250,432	219,981
Pool # MA4183, 2.50%, 11/1/2050	2,084,051	1,824,415
Pool # CA8005, 1.50%, 12/1/2050	140,398	111,505
Pool # CA8222, 1.50%, 12/1/2050	241,430	192,163
Pool # MA4209, 1.50%, 12/1/2050	1,082,568	862,340
Pool # FM6241, 2.00%, 1/1/2051	2,577,760	2,152,789
Pool # FM5854, 2.50%, 1/1/2051	142,531	125,735
Pool # MA4254, 1.50%, 2/1/2051	289,800	230,709
Pool # CA9190, 2.00%, 2/1/2051	149,736	124,705
Pool # BR3515, 2.50%, 2/1/2051	135,311	118,411
Pool # FM6523, 2.50%, 3/1/2051	220,219	193,396
Pool # FM6764, 2.50%, 3/1/2051	713,761	619,022
Pool # FM6537, 2.00%, 4/1/2051	2,226,993	1,889,257
Pool # MA4306, 2.50%, 4/1/2051	124,207	108,623
Pool # MA4343, 1.50%, 5/1/2051	338,364	269,134
Pool # FM7066, 2.50%, 5/1/2051	603,354	530,934
Pool # MA4354, 1.50%, 6/1/2051	435,167	346,102
Pool # CB0727, 2.50%, 6/1/2051	1,137,232	1,001,650
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FM7418, 2.50%, 6/1/2051	693,436	612,291
Pool # MA4356, 2.50%, 6/1/2051	3,927,307	3,432,697
Pool # MA4377, 1.50%, 7/1/2051	154,938	123,126
Pool # FM8194, 2.00%, 7/1/2051	172,137	142,691
Pool # CB1027, 2.50%, 7/1/2051	218,941	190,722
Pool # MA4379, 2.50%, 7/1/2051	1,165,881	1,018,865
Pool # FM8278, 3.50%, 7/1/2051	264,880	251,255
Pool # BR2237, 2.50%, 8/1/2051	419,522	366,555
Pool # CB1276, 2.50%, 8/1/2051	611,607	534,103
Pool # FM8320, 2.50%, 8/1/2051	1,323,262	1,148,270
Pool # FM8629, 1.50%, 9/1/2051	944,472	751,642
Pool # MA4413, 2.00%, 9/1/2051	641,413	534,271
Pool # CB2364, 2.00%, 12/1/2051	4,028,015	3,348,257
Pool # FM9868, 2.50%, 12/1/2051	431,575	380,943
Pool # FM9870, 2.50%, 12/1/2051	431,466	380,283
Pool # MA4493, 2.50%, 12/1/2051	734,014	640,655
Pool # CB2773, 2.00%, 2/1/2052	1,637,194	1,359,541
Pool # BV4248, 2.00%, 3/1/2052	727,506	612,969
Pool # CB3040, 2.00%, 3/1/2052	4,256,040	3,536,454
Pool # CB3608, 3.50%, 5/1/2052	160,141	151,356
Pool # BV9900, 4.00%, 5/1/2052	337,024	330,974
Pool # MA4622, 2.00%, 6/1/2052	1,517,317	1,261,024
Pool # MA4624, 3.00%, 6/1/2052	11,159,702	10,127,142
Pool # CB4209, 3.50%, 7/1/2052	831,746	784,419
Pool # MA4699, 3.50%, 8/1/2052	1,659,197	1,564,905
Pool # MA4700, 4.00%, 8/1/2052	2,055,872	1,999,315
Pool # FS2619, 5.00%, 8/1/2052	776,679	783,719
Pool # FS3392, 4.00%, 9/1/2052	272,897	266,382
Pool # MA4732, 4.00%, 9/1/2052	404,164	393,183
Pool # MA4805, 4.50%, 11/1/2052	1,726,764	1,714,657
Pool # MA4840, 4.50%, 12/1/2052	807,555	801,893
Pool # FS3455, 5.00%, 12/1/2052	697,739	711,898
Pool # MA4869, 5.50%, 1/1/2053	1,074,036	1,095,990
Pool # MA4933, 3.50%, 2/1/2053	1,089,508	1,027,255
Pool # CB5600, 5.50%, 2/1/2053	756,395	781,036
Pool # MA4919, 5.50%, 2/1/2053	700,104	714,272
Pool # MA4920, 6.00%, 2/1/2053	1,614,287	1,665,804
Pool # MA4962, 4.00%, 3/1/2053	1,700,523	1,656,429
Pool # BX7958, 5.00%, 3/1/2053	634,828	645,766
Pool # CB5906, 5.50%, 3/1/2053	224,725	229,462
Pool # MA4943, 6.50%, 3/1/2053	591,247	615,110
Pool # MA4964, 7.00%, 3/1/2053	214,241	225,028
Pool # MA5038, 5.00%, 6/1/2053	2,995,973	3,024,229
Pool # MA5071, 5.00%, 7/1/2053	1,628,534	1,643,392
Pool # MA5072, 5.50%, 7/1/2053	5,271,437	5,374,093
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB6874, 6.00%, 8/1/2053	663,468	685,651
Pool # MA5138, 5.50%, 9/1/2053	745,794	759,976
Pool # DA4550, 6.50%, 11/1/2053	1,468,121	1,528,321
Pool # MA5192, 6.50%, 11/1/2053	492,802	512,164
Pool # MA5217, 6.50%, 12/1/2053	168,034	174,452
Pool # FS6772, 7.00%, 1/1/2054	238,237	253,877
Pool # DB4019, 6.00%, 5/1/2054	556,010	574,494
Pool # CB8821, 6.00%, 7/1/2054	736,343	767,253
Pool # DB6671, 7.00%, 7/1/2054	308,713	325,944
Pool # MA5445, 6.00%, 8/1/2054	421,034	432,111
Pool # MA5647, 6.00%, 3/1/2055	2,993,434	3,071,764
Pool # DE0123, 6.50%, 5/1/2055	598,364	621,958
Pool # CC1232, 5.50%, 10/1/2055	732,810	758,828
Pool # FA4376, 5.00%, 1/1/2056	1,929,519	1,960,106
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 3/25/2041 (a)	1,826,000	1,664,954
TBA, 3.00%, 3/25/2041 (a)	78,000	75,512
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 3/25/2056 (a)	211,000	198,821
TBA, 4.00%, 3/25/2056 (a)	1,052,000	1,022,348
TBA, 4.50%, 3/25/2056 (a)	1,742,000	1,722,577
TBA, 5.00%, 3/25/2056 (a)	3,727,000	3,743,717
TBA, 5.50%, 3/25/2056 (a)	1,526,000	1,550,466
TBA, 6.00%, 3/25/2056 (a)	3,123,000	3,203,224
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	10,488	10,797
Pool # 754439, 3.50%, 12/15/2041	63,629	61,386
Pool # 784660, 4.00%, 4/15/2043	3,982	3,929
Pool # AC2224, 3.50%, 6/15/2043	31,442	30,216
Pool # AL9314, 3.00%, 3/15/2045	28,636	26,424
Pool # 784664, 4.00%, 4/15/2045	15,108	14,904
Pool # AO0544, 3.00%, 8/15/2045	16,889	15,584
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	10,442	10,319
Pool # MA4625, 3.50%, 8/20/2032	10,756	10,650
Pool # MA6906, 2.50%, 10/20/2035	225,321	216,187
GNMA II, 30 Year
Pool # 3459, 5.50%, 10/20/2033	26,570	27,414
Pool # 3723, 5.00%, 6/20/2035	599,483	617,106
Pool # 4467, 4.00%, 6/20/2039	8,459	8,321
Pool # 4494, 4.00%, 7/20/2039	9,254	9,175
Pool # 4576, 4.00%, 11/20/2039	4,348	4,278
Pool # 4656, 4.00%, 3/20/2040	7,028	6,957
Pool # 4677, 4.00%, 4/20/2040	18,674	18,508
Pool # 4695, 4.00%, 5/20/2040	2,074	2,056
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 4712, 4.00%, 6/20/2040	3,207	3,174
Pool # 4800, 4.00%, 9/20/2040	3,350	3,312
Pool # 4945, 4.00%, 2/20/2041	7,193	7,108
Pool # 4950, 5.50%, 2/20/2041	10,893	11,324
Pool # 4977, 4.00%, 3/20/2041	13,489	13,331
Pool # 5016, 4.00%, 4/20/2041	5,063	5,003
Pool # 5054, 4.00%, 5/20/2041	7,940	7,844
Pool # 5114, 4.00%, 7/20/2041	1,072	1,059
Pool # 5233, 4.00%, 11/20/2041	1,310	1,293
Pool # 5259, 4.00%, 12/20/2041	5,081	5,017
Pool # 5279, 3.50%, 1/20/2042	14,908	14,463
Pool # 5330, 3.00%, 3/20/2042	10,074	9,489
Pool # 783976, 3.50%, 4/20/2043	14,672	14,169
Pool # MA1376, 4.00%, 10/20/2043	69,654	68,755
Pool # MA2679, 4.00%, 3/20/2045	716,136	705,722
Pool # MA2753, 3.00%, 4/20/2045	47,410	44,231
Pool # MA2829, 5.00%, 5/20/2045	16,594	17,084
Pool # 784119, 3.00%, 2/20/2046	105,531	98,307
Pool # MA3458, 5.50%, 2/20/2046	20,830	21,653
Pool # MA3735, 3.00%, 6/20/2046	192,897	179,597
Pool # MA4072, 5.00%, 11/20/2046	16,818	17,377
Pool # MA4126, 3.00%, 12/20/2046	38,834	36,094
Pool # MA4718, 3.00%, 9/20/2047	5,294	4,914
Pool # MA4837, 3.50%, 11/20/2047	5,845,190	5,618,003
Pool # MA5329, 3.50%, 7/20/2048	5,723	5,485
Pool # MA5468, 5.00%, 9/20/2048	4,318	4,415
Pool # MA5595, 4.00%, 11/20/2048	26,564	25,967
Pool # MA5651, 4.00%, 12/20/2048	127,874	125,000
Pool # MA5709, 3.50%, 1/20/2049	61,107	58,714
Pool # MA5711, 4.50%, 1/20/2049	3,950,850	3,978,183
Pool # MA5985, 3.50%, 6/20/2049	30,928	29,602
Pool # MA6220, 4.00%, 10/20/2049	133,086	128,985
Pool # MA6478, 5.00%, 2/20/2050	16,759	17,174
Pool # MA6542, 3.50%, 3/20/2050	171,144	163,438
Pool # MA6819, 2.50%, 8/20/2050	2,851,361	2,517,857
Pool # MA7051, 2.00%, 12/20/2050	1,737,192	1,473,075
Pool # MA7055, 4.00%, 12/20/2050	169,380	164,974
Pool # MA7135, 2.00%, 1/20/2051	703,750	596,325
Pool # MA7417, 2.00%, 6/20/2051	2,365,612	2,004,484
Pool # MA7420, 3.50%, 6/20/2051	308,190	294,033
Pool # MA7473, 3.00%, 7/20/2051	376,695	345,921
Pool # MA7590, 3.00%, 9/20/2051	3,564,843	3,273,427
Pool # MA7704, 2.00%, 11/20/2051	3,631,955	3,077,458
Pool # MA7705, 2.50%, 11/20/2051	8,903,015	7,861,598
Pool # MA7766, 2.00%, 12/20/2051	1,307,649	1,108,003
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7988, 3.00%, 4/20/2052	2,172,996	1,994,562
Pool # MA8043, 3.00%, 5/20/2052	1,882,968	1,728,342
Pool # MA8270, 5.50%, 9/20/2052	623,833	638,433
Pool # MA8346, 4.00%, 10/20/2052	1,664,647	1,618,988
Pool # MA8493, 6.50%, 12/20/2052	132,157	138,097
Pool # MA8570, 5.50%, 1/20/2053	1,740,999	1,780,045
Pool # MA8800, 5.00%, 4/20/2053	1,918,026	1,932,594
Pool # MA8879, 5.50%, 5/20/2053	2,595,951	2,655,188
Pool # MA8947, 5.00%, 6/20/2053	1,613,443	1,627,341
Pool # MA9019, 6.50%, 7/20/2053	291,397	303,936
Pool # MA9105, 5.00%, 8/20/2053	1,642,033	1,654,750
Pool # MA9173, 6.50%, 9/20/2053	407,618	424,779
Pool # MA9365, 7.00%, 12/20/2053	568,524	591,256
Pool # MA9907, 6.00%, 9/20/2054	3,328,242	3,401,528
Pool # MB0309, 6.00%, 4/20/2055	1,161,432	1,185,832
Pool # MB0368, 6.50%, 5/20/2055	1,063,481	1,106,195
GNMA II, Single Family, 30 Year
TBA, 3.00%, 3/15/2056 (a)	556,000	509,896
TBA, 4.00%, 3/15/2056 (a)	1,986,000	1,910,281
TBA, 4.50%, 3/15/2056 (a)	1,639,000	1,619,665
TBA, 5.00%, 3/15/2056 (a)	732,000	734,484
TBA, 5.50%, 3/15/2056 (a)	3,227,000	3,268,181
Total Mortgage-Backed Securities (Cost $279,592,961)		275,996,920
Corporate Bonds — 23.8%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.10%, 5/1/2026	131,000	130,745
3.25%, 3/1/2028	993,000	981,060
3.60%, 5/1/2034	587,000	541,393
3.55%, 3/1/2038	1,176,000	1,012,715
3.75%, 2/1/2050	33,000	24,499
General Dynamics Corp.
4.25%, 4/1/2040	25,000	23,265
2.85%, 6/1/2041	10,000	7,701
Leidos, Inc. 4.38%, 5/15/2030	474,000	475,561
Lockheed Martin Corp.
3.60%, 3/1/2035	1,748,000	1,635,328
Series B, 6.15%, 9/1/2036	15,000	16,845
4.70%, 5/15/2046	10,000	9,230
Northrop Grumman Corp. 5.20%, 6/1/2054	121,000	115,348
Precision Castparts Corp. 4.38%, 6/15/2045	33,000	29,503
RTX Corp. 7.20%, 8/15/2027	50,000	52,379
Textron, Inc. 3.65%, 3/15/2027	454,000	452,485
		5,508,057
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 8/5/2029	274,000	265,770
4.25%, 5/15/2030	587,000	592,282
4.75%, 11/15/2045	10,000	8,933
4.55%, 4/1/2046	50,000	43,454
4.40%, 1/15/2047	135,000	114,267
United Parcel Service, Inc.
4.45%, 4/1/2030	310,000	317,118
6.20%, 1/15/2038	136,000	152,856
3.63%, 10/1/2042	589,000	484,403
3.40%, 9/1/2049	595,000	432,148
5.60%, 5/22/2064	100,000	98,691
		2,509,922
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	724,000	471,762
Automobiles — 0.0% ^
General Motors Co.
5.40%, 10/15/2029	400,000	415,753
5.15%, 4/1/2038	59,000	57,486
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	70,000	67,628
		540,867
Banks — 3.8%
Banco Santander SA (Spain)
3.31%, 6/27/2029	200,000	195,302
5.57%, 1/17/2030	200,000	209,477
2.75%, 12/3/2030	400,000	367,901
5.44%, 7/15/2031	200,000	211,335
6.92%, 8/8/2033	400,000	444,254
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	525,000	523,268
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (b)	702,000	697,897
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	910,000	871,685
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	643,000	642,007
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	1,604,000	1,488,073
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	437,000	439,000
(SOFR + 2.16%), 5.02%, 7/22/2033 (b)	240,000	246,750
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	24,000	24,645
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	346,000	327,383
5.00%, 1/21/2044	1,887,000	1,833,522
(SOFR + 1.88%), 2.83%, 10/24/2051 (b)	760,000	490,327
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	256,000	263,668
4.85%, 2/1/2030	50,000	51,452
2.45%, 2/2/2032	174,000	157,462
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	30,000	29,483
Barclays plc (United Kingdom)
4.84%, 5/9/2028	261,000	262,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (b)	754,000	797,714
(SOFR + 1.91%), 5.34%, 9/10/2035 (b)	250,000	255,610
4.95%, 1/10/2047	590,000	550,268
BPCE SA (France) 3.38%, 12/2/2026	260,000	259,014
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	25,000	25,175
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	50,000	49,758
4.13%, 7/25/2028	53,000	53,066
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	25,000	25,364
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	739,000	736,509
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	769,000	772,786
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	1,812,000	1,693,668
(SOFR + 1.94%), 3.79%, 3/17/2033 (b)	38,000	36,494
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	250,000	254,589
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	1,025,000	1,124,382
5.88%, 1/30/2042	43,000	45,474
(3-MONTH CME TERM SOFR + 2.10%), 4.28%, 4/24/2048 (b)	1,050,000	899,658
Cooperatieve Rabobank UA (Netherlands) 5.25%, 8/4/2045	349,000	333,439
Fifth Third Bancorp 8.25%, 3/1/2038	108,000	133,811
Goldman Sachs Capital I 6.35%, 2/15/2034	220,000	236,668
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	255,000	247,280
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,147,000	1,192,980
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (b)	212,000	214,033
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,563,000	1,474,508
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.98%), 6.55%, 6/20/2034 (b)	302,000	327,724
(SOFR + 1.56%), 5.45%, 3/3/2036 (b)	877,000	909,880
6.50%, 5/2/2036	587,000	638,231
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	1,367,000	1,206,274
Korea Development Bank (The) (South Korea) 4.38%, 2/15/2033	200,000	203,379
Kreditanstalt fuer Wiederaufbau (Germany)
3.88%, 6/15/2028	177,000	178,737
0.75%, 9/30/2030	66,000	58,341
Zero Coupon, 4/18/2036	918,000	612,646
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.37%, 12/14/2046 (b)	2,000	1,514
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	1,362,000	1,381,582
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	750,000	665,408
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (b)	2,820,000	2,540,075
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (b)	260,000	260,878
National Australia Bank Ltd. (Australia) 3.91%, 6/9/2027	1,098,000	1,101,417
Oesterreichische Kontrollbank AG (Austria)
4.75%, 5/21/2027	8,000	8,118
4.13%, 1/18/2029	300,000	305,477
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (b)	290,000	299,191
Regions Financial Corp. 1.80%, 8/12/2028	470,000	445,636
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	388,000	381,953
3.63%, 5/4/2027	218,000	217,692
(SOFR + 1.03%), 5.15%, 2/4/2031 (b)	120,000	124,403
3.88%, 5/4/2032	95,000	93,307
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (b)	816,000	849,805
Santander UK Group Holdings plc (United Kingdom) (3-MONTH SOFR + 1.40%), 3.82%, 11/3/2028 (b)	200,000	199,118
Toronto-Dominion Bank (The) (Canada)
4.11%, 6/8/2027	259,000	259,826
3.20%, 3/10/2032	31,000	29,199
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (b) (c)	104,000	106,147
Truist Financial Corp.
3.88%, 3/19/2029	89,000	88,491
(SOFR + 2.24%), 4.92%, 7/28/2033 (b)	95,000	95,808
Wells Fargo & Co.
4.30%, 7/22/2027	972,000	975,575
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	1,752,000	1,717,366
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	2,667,000	2,551,434
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (b)	180,000	169,402
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	5,000	4,695
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	487,000	512,179
3.90%, 5/1/2045	660,000	539,506
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,491,000	1,422,937
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	184,000	182,417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	135,000	123,605
Zions Bancorp NA (SOFR + 2.83%), 6.82%, 11/19/2035 (b)	930,000	988,724
		43,968,204
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	189,000	189,398
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	116,000	114,311
4.90%, 1/23/2031	375,000	390,518
5.00%, 6/15/2034	494,000	513,990
Coca-Cola Co. (The)
1.65%, 6/1/2030	1,184,000	1,084,785
2.50%, 6/1/2040	21,000	15,934
2.60%, 6/1/2050	1,564,000	992,527
2.75%, 6/1/2060	50,000	29,904
Keurig Dr. Pepper, Inc. 3.95%, 4/15/2029	556,000	552,488
PepsiCo, Inc.
2.75%, 3/19/2030	118,000	113,101
1.63%, 5/1/2030	16,000	14,628
3.45%, 10/6/2046	380,000	295,337
		4,306,921
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — 0.5%
AbbVie, Inc.
4.50%, 5/14/2035	105,000	104,048
4.05%, 11/21/2039	506,000	457,776
4.63%, 10/1/2042	846,000	790,302
4.85%, 6/15/2044	649,000	610,225
4.45%, 5/14/2046	21,000	18,611
Amgen, Inc.
2.30%, 2/25/2031	1,254,000	1,152,477
2.80%, 8/15/2041	30,000	22,453
4.95%, 10/1/2041	26,000	24,974
5.15%, 11/15/2041	800,000	784,264
4.56%, 6/15/2048	15,000	13,087
3.00%, 1/15/2052	8,000	5,339
Gilead Sciences, Inc.
4.60%, 9/1/2035	821,000	819,870
4.00%, 9/1/2036	591,000	557,102
4.80%, 4/1/2044	35,000	32,741
4.75%, 3/1/2046	255,000	233,458
4.15%, 3/1/2047	60,000	50,372
2.80%, 10/1/2050	90,000	57,767
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	11,000	6,810
		5,741,676
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China) 3.25%, 2/9/2061	1,310,000	864,285
Amazon.com, Inc.
3.15%, 8/22/2027	674,000	670,302
4.05%, 8/22/2047	1,316,000	1,087,262
2.70%, 6/3/2060	518,000	292,708
eBay, Inc. 4.00%, 7/15/2042	223,000	186,152
		3,100,709
Building Products — 0.1%
Carlisle Cos., Inc. 2.20%, 3/1/2032	57,000	50,368
Carrier Global Corp. 2.49%, 2/15/2027	251,000	247,862
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	27,200
Johnson Controls International plc
1.75%, 9/15/2030	237,000	214,401
2.00%, 9/16/2031	174,000	155,083
4.50%, 2/15/2047	229,000	202,048
4.95%, 7/2/2064 (d)	155,000	138,140
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Lennox International, Inc. 5.50%, 9/15/2028	110,000	113,804
Owens Corning 4.30%, 7/15/2047	158,000	130,983
		1,279,889
Capital Markets — 1.7%
Ares Capital Corp. 2.15%, 7/15/2026	497,000	492,041
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (b)	2,171,000	2,226,859
Blackstone Private Credit Fund 3.25%, 3/15/2027	334,000	329,370
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	10,000	10,008
Cboe Global Markets, Inc. 1.63%, 12/15/2030	1,000	894
Charles Schwab Corp. (The) 2.00%, 3/20/2028	1,000	966
CI Financial Corp. (Canada) 3.20%, 12/17/2030	416,000	380,833
CME Group, Inc. 4.15%, 6/15/2048	90,000	77,178
Deutsche Bank AG (Germany)
5.41%, 5/10/2029	160,000	166,810
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	416,000	443,007
(SOFR + 2.76%), 3.73%, 1/14/2032 (b)	260,000	247,449
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	444,000	488,419
Franklin Resources, Inc. 1.60%, 10/30/2030	36,000	32,335
FS KKR Capital Corp.
3.13%, 10/12/2028	376,000	342,445
6.88%, 8/15/2029	180,000	177,683
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	2,081,000	2,053,235
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	166,000	165,033
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	30,000	30,075
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	2,804,000	2,528,458
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	904,000	838,172
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	125,000	98,005
4.75%, 10/21/2045	6,000	5,437
Moody's Corp. 4.25%, 2/1/2029	76,000	76,780
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	367,000	362,129
3.59%, 7/22/2028 (e)	1,024,000	1,017,988
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	886,000	837,749
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	2,639,000	2,341,273
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	25,000	26,372
3.97%, 7/22/2038 (e)	40,000	36,313
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (b)	10,000	10,526
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	197,000	186,589
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	300,000	192,273
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	85,000	86,775
Nasdaq, Inc. 6.10%, 6/28/2063	674,000	699,741
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	832,000	800,280
Northern Trust Corp.
3.15%, 5/3/2029	79,000	77,527
(3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	360,000	356,347
Raymond James Financial, Inc.
4.95%, 7/15/2046	225,000	207,148
3.75%, 4/1/2051	8,000	5,921
Stifel Financial Corp. 4.00%, 5/15/2030	735,000	723,779
		19,180,222
Chemicals — 0.3%
Dow Chemical Co. (The)
2.10%, 11/15/2030	496,000	442,154
5.25%, 11/15/2041	749,000	672,347
4.63%, 10/1/2044	75,000	60,553
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (f)	198,000	200,704
5.32%, 11/15/2038	128,000	129,645
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	93,562
EIDP, Inc. 4.80%, 5/15/2033	418,000	422,977
LYB International Finance III LLC 3.80%, 10/1/2060	1,010,000	640,249
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	149,000	125,048
4.50%, 6/1/2047	548,000	473,668
Westlake Corp. 4.38%, 11/15/2047	100,000	79,494
		3,340,401
Commercial Services & Supplies — 0.2%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	420,000	249,199
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	152,000	145,107
4.75%, 5/20/2032	97,000	98,810
Republic Services, Inc. 2.38%, 3/15/2033	1,206,000	1,066,638
Waste Connections, Inc. 2.95%, 1/15/2052	371,000	244,955
Waste Management, Inc.
2.00%, 6/1/2029	20,000	18,876
4.63%, 2/15/2033	217,000	221,977
		2,045,562
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.85%, 2/26/2029	75,000	77,242
5.90%, 2/15/2039	853,000	932,679
Motorola Solutions, Inc. 5.60%, 6/1/2032	40,000	42,482
		1,052,403
Construction Materials — 0.0% ^
Vulcan Materials Co. 4.70%, 3/1/2048	122,000	109,250
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	566,000	563,821
3.30%, 1/30/2032	1,351,000	1,262,023
Ally Financial, Inc. 2.20%, 11/2/2028	615,000	585,646
American Express Co.
1.65%, 11/4/2026	709,000	698,553
(SOFR + 1.76%), 4.42%, 8/3/2033 (b)	10,000	9,985
(SOFR + 1.93%), 5.63%, 7/28/2034 (b)	260,000	272,754
American Honda Finance Corp.
2.00%, 3/24/2028	96,000	92,433
2.25%, 1/12/2029	16,000	15,274
Capital One Financial Corp. 3.80%, 1/31/2028	307,000	306,023
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	1,342,000	1,292,307
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	300,000	313,764
2.90%, 2/10/2029	2,117,000	2,014,539
7.20%, 6/10/2030	200,000	215,740
5.87%, 10/31/2035	850,000	852,826
General Motors Financial Co., Inc.
1.50%, 6/10/2026	435,000	431,799
2.40%, 10/15/2028	1,488,000	1,425,216
John Deere Capital Corp.
3.05%, 1/6/2028	10,000	9,896
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
3.35%, 4/18/2029	322,000	317,829
Synchrony Financial
5.15%, 3/19/2029	35,000	35,568
2.88%, 10/28/2031	66,000	59,227
Toyota Motor Credit Corp.
5.40%, 11/20/2026	20,000	20,218
1.15%, 8/13/2027	692,000	668,332
3.05%, 1/11/2028	444,000	438,986
4.55%, 5/17/2030	2,000	2,047
		11,904,806
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The)
5.40%, 7/15/2040	143,000	145,220
5.65%, 9/15/2064	130,000	125,710
Target Corp. 2.95%, 1/15/2052	1,770,000	1,161,321
Walmart, Inc.
1.50%, 9/22/2028	206,000	195,751
4.15%, 9/9/2032	110,000	111,557
2.65%, 9/22/2051	5,000	3,203
		1,742,762
Containers & Packaging — 0.1%
Berry Global, Inc. 5.80%, 6/15/2031	608,000	647,700
International Paper Co. 5.15%, 5/15/2046	228,000	211,138
WestRock MWV LLC 7.95%, 2/15/2031	26,000	29,990
WRKCo, Inc. 3.00%, 6/15/2033	597,000	538,739
		1,427,567
Diversified Consumer Services — 0.1%
Georgetown University (The) Series A, 5.22%, 10/1/2118	294,000	266,859
Thomas Jefferson University 3.85%, 11/1/2057	148,000	110,068
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	723,000	476,397
University of Miami Series 2022, 4.06%, 4/1/2052	491,000	403,666
		1,256,990
Diversified REITs — 0.0% ^
American Assets Trust LP 3.38%, 2/1/2031	50,000	46,012
Simon Property Group LP 3.38%, 6/15/2027	259,000	257,730
		303,742
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
2.30%, 6/1/2027	100,000	98,089
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
1.65%, 2/1/2028	455,000	436,257
4.35%, 3/1/2029	88,000	88,981
4.30%, 2/15/2030	121,000	122,041
2.25%, 2/1/2032	46,000	41,088
4.50%, 5/15/2035	589,000	574,294
4.90%, 8/15/2037	198,000	195,319
4.85%, 3/1/2039	367,000	352,845
6.00%, 8/15/2040	81,000	85,817
5.35%, 9/1/2040	97,000	96,550
5.55%, 8/15/2041	13,000	13,032
3.10%, 2/1/2043	26,000	19,383
4.35%, 6/15/2045	115,000	96,604
4.50%, 3/9/2048	145,000	121,326
3.55%, 9/15/2055	170,000	114,962
3.80%, 12/1/2057	161,000	112,963
3.85%, 6/1/2060	182,000	126,870
3.50%, 2/1/2061	85,000	54,930
Comcast Corp.
2.35%, 1/15/2027	220,000	217,236
3.30%, 2/1/2027	135,000	134,438
3.55%, 5/1/2028	323,000	321,358
2.65%, 2/1/2030	25,000	23,780
4.80%, 5/15/2033	541,000	551,886
3.25%, 11/1/2039	338,000	269,530
2.80%, 1/15/2051	350,000	208,206
2.45%, 8/15/2052	476,000	258,753
4.05%, 11/1/2052	110,000	82,622
Orange SA (France) 5.38%, 1/13/2042	209,000	207,715
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	162,118
7.05%, 6/20/2036	29,000	32,811
4.67%, 3/6/2038	1,702,000	1,581,729
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,037,000	969,140
Verizon Communications, Inc.
3.88%, 2/8/2029	6,000	6,004
1.68%, 10/30/2030	35,000	31,392
1.75%, 1/20/2031	1,004,000	897,725
2.36%, 3/15/2032	787,000	702,203
5.01%, 8/21/2054	37,000	32,986
3.00%, 11/20/2060	339,000	202,094
		9,645,077
Electric Utilities — 1.7%
AEP Texas, Inc. 5.25%, 5/15/2052	13,000	11,985
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Alabama Power Co.
Series B, 3.70%, 12/1/2047	72,000	55,981
3.45%, 10/1/2049	350,000	254,797
3.13%, 7/15/2051	260,000	175,730
American Electric Power Co., Inc.
2.30%, 3/1/2030	410,000	382,489
5.63%, 3/1/2033	72,000	76,328
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (b)	10,000	10,554
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	264,000	205,314
CenterPoint Energy Houston Electric LLC
5.20%, 10/1/2028	73,000	75,413
4.45%, 10/1/2032	50,000	50,390
Series K2, 6.95%, 3/15/2033	15,000	17,130
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	158,000	151,699
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	946,000	864,242
DTE Electric Co.
5.20%, 3/1/2034	50,000	52,277
4.30%, 7/1/2044	83,000	73,268
3.75%, 8/15/2047	517,000	407,272
3.95%, 3/1/2049	240,000	193,670
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	38,745
6.45%, 10/15/2032	30,000	33,493
Duke Energy Florida LLC
2.40%, 12/15/2031	250,000	228,400
6.40%, 6/15/2038	2,144,000	2,404,535
6.20%, 11/15/2053	30,000	32,587
Duke Energy Indiana LLC 6.35%, 8/15/2038	10,000	11,192
Edison International 5.25%, 11/15/2028	1,838,000	1,872,676
Eversource Energy 4.60%, 7/1/2027	10,000	10,071
Exelon Corp. 4.70%, 4/15/2050	1,055,000	909,424
Florida Power & Light Co. 4.80%, 5/15/2033	66,000	67,713
Georgia Power Co.
4.95%, 5/17/2033	673,000	694,083
Series A, 3.25%, 3/15/2051	89,000	62,000
Hydro-Quebec (Canada) 8.50%, 12/1/2029	30,000	34,884
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	142,483
Nevada Power Co. Series EE, 3.13%, 8/1/2050	675,000	453,246
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	274,000	262,278
5.00%, 2/28/2030	30,000	31,039
2.25%, 6/1/2030	95,000	88,097
Northern States Power Co.
4.50%, 6/1/2052	440,000	379,519
5.10%, 5/15/2053	10,000	9,391
5.40%, 3/15/2054	15,000	14,771
NSTAR Electric Co.
4.85%, 3/1/2030	453,000	466,288
3.95%, 4/1/2030	15,000	14,933
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	293,000	308,906
4.15%, 4/1/2047	985,000	817,451
Oncor Electric Delivery Co. LLC 4.15%, 6/1/2032	50,000	49,548
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	292,293
3.30%, 12/1/2027	123,000	121,477
3.00%, 6/15/2028	331,000	323,320
2.50%, 2/1/2031	731,000	668,377
5.80%, 5/15/2034	354,000	372,733
3.75%, 8/15/2042 (d)	28,000	21,785
4.25%, 3/15/2046	270,000	215,784
6.75%, 1/15/2053	205,000	221,621
PacifiCorp 3.30%, 3/15/2051	7,000	4,603
PECO Energy Co. 4.90%, 6/15/2033	275,000	283,048
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	228,304
Potomac Electric Power Co. 4.15%, 3/15/2043	200,000	172,684
PPL Electric Utilities Corp. 6.25%, 5/15/2039	132,000	146,715
Public Service Co. of Colorado
Series 34, 3.20%, 3/1/2050	454,000	313,306
5.25%, 4/1/2053	116,000	109,219
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	227,541
Southern California Edison Co.
5.30%, 3/1/2028	200,000	204,638
6.65%, 4/1/2029	50,000	52,938
6.00%, 1/15/2034	50,000	53,300
Series 05-E, 5.35%, 7/15/2035	100,000	101,803
4.00%, 4/1/2047	253,000	194,926
Series 20A, 2.95%, 2/1/2051	170,000	106,418
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Series H, 3.65%, 6/1/2051	100,000	70,240
Series E, 5.45%, 6/1/2052	209,000	192,929
Southern Co. (The)
Series A, 3.70%, 4/30/2030	367,000	361,349
5.70%, 10/15/2032	30,000	32,117
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,924
Tampa Electric Co. 4.35%, 5/15/2044	50,000	43,592
Union Electric Co. 5.13%, 3/15/2055	82,000	76,954
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	80,000	64,483
Series B, 3.80%, 9/15/2047	1,414,000	1,097,802
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	109,143
Wisconsin Power and Light Co. 1.95%, 9/16/2031	951,000	846,257
Xcel Energy, Inc. 4.60%, 6/1/2032	30,000	30,216
		19,868,131
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	141,000	124,844
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,847
		176,691
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
4.35%, 6/1/2029	5,000	5,079
2.20%, 9/15/2031	50,000	45,331
Arrow Electronics, Inc. 2.95%, 2/15/2032	46,000	41,646
Avnet, Inc. 3.00%, 5/15/2031	634,000	584,324
Keysight Technologies, Inc. 3.00%, 10/30/2029	40,000	38,632
TD SYNNEX Corp.
2.65%, 8/9/2031	441,000	399,873
5.30%, 10/10/2035	1,040,000	1,034,238
Tyco Electronics Group SA (Switzerland) 3.13%, 8/15/2027	585,000	580,635
Vontier Corp. 2.95%, 4/1/2031	100,000	92,868
		2,822,626
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	18,000	17,995
Helmerich & Payne, Inc.
2.90%, 9/29/2031	606,000	555,230
5.50%, 12/1/2034	587,000	591,308
		1,164,533
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.3%
Netflix, Inc.
4.38%, 11/15/2026	195,000	195,574
5.88%, 11/15/2028	49,000	51,517
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	245,000	242,984
7.00%, 3/1/2032	15,000	17,195
3.00%, 7/30/2046	1,574,000	1,116,055
Walt Disney Co. (The)
3.70%, 3/23/2027	462,000	462,141
2.20%, 1/13/2028	9,000	8,784
3.80%, 3/22/2030	93,000	92,886
3.60%, 1/13/2051	1,139,000	855,882
		3,043,018
Financial Services — 0.3%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (b)	204,000	196,080
Corebridge Financial, Inc. 3.90%, 4/5/2032	71,000	67,437
Equitable Holdings, Inc.
4.35%, 4/20/2028	92,000	92,414
5.00%, 4/20/2048	20,000	17,794
Mastercard, Inc.
3.30%, 3/26/2027	160,000	159,422
4.85%, 3/9/2033	5,000	5,169
4.55%, 1/15/2035	7,000	7,046
National Rural Utilities Cooperative Finance Corp. 5.10%, 5/6/2027	10,000	10,137
ORIX Corp. (Japan) 3.70%, 7/18/2027	15,000	14,963
PayPal Holdings, Inc. 5.05%, 6/1/2052	127,000	113,776
Synchrony Bank 5.63%, 8/23/2027	350,000	356,541
Visa, Inc.
0.75%, 8/15/2027	850,000	816,676
4.15%, 12/14/2035	618,000	605,048
Voya Financial, Inc. 5.70%, 7/15/2043	102,000	99,832
Western Union Co. (The) 2.75%, 3/15/2031	840,000	766,754
		3,329,089
Food Products — 0.5%
Conagra Brands, Inc. 5.30%, 11/1/2038	367,000	353,302
Hershey Co. (The) 3.38%, 8/15/2046	1,170,000	892,589
JBS NV
3.00%, 2/2/2029	400,000	388,494
3.75%, 12/1/2031	26,000	24,841
Kraft Heinz Foods Co.
4.25%, 3/1/2031	65,000	64,930
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
4.63%, 10/1/2039	260,000	237,591
6.50%, 2/9/2040	872,000	945,489
McCormick & Co., Inc. 4.20%, 8/15/2047	526,000	438,156
Mondelez International, Inc. 1.88%, 10/15/2032	119,000	103,353
Tyson Foods, Inc.
4.88%, 8/15/2034	1,508,000	1,526,212
5.15%, 8/15/2044	191,000	183,583
Unilever Capital Corp. (United Kingdom)
1.75%, 8/12/2031	233,000	207,588
5.90%, 11/15/2032	322,000	355,622
4.63%, 8/12/2034	126,000	127,997
		5,849,747
Gas Utilities — 0.0% ^
Atmos Energy Corp.
2.63%, 9/15/2029	2,000	1,920
4.15%, 1/15/2043	71,000	62,173
5.75%, 10/15/2052	100,000	102,657
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	100,000	104,491
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	161,000	164,855
		436,096
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	22,419
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	310,000	305,088
4.20%, 11/15/2069	414,000	317,208
CSX Corp. 4.30%, 3/1/2048	34,000	28,947
Norfolk Southern Corp.
3.80%, 8/1/2028	231,000	230,892
5.05%, 8/1/2030	100,000	103,989
3.05%, 5/15/2050	19,000	12,722
3.70%, 3/15/2053	29,000	21,402
4.10%, 5/15/2121	88,000	61,558
Ryder System, Inc. 6.30%, 12/1/2028	19,000	20,107
Union Pacific Corp.
3.38%, 2/1/2035	507,000	464,492
2.89%, 4/6/2036	929,000	797,856
3.35%, 8/15/2046	115,000	85,395
2.95%, 3/10/2052	447,000	289,679
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
3.84%, 3/20/2060	186,000	136,899
4.10%, 9/15/2067	166,000	124,654
		3,023,307
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 1/30/2028	627,000	599,220
1.40%, 6/30/2030	194,000	175,095
6.15%, 11/30/2037	326,000	367,035
Baxter International, Inc.
2.27%, 12/1/2028	324,000	306,377
1.73%, 4/1/2031	1,521,000	1,310,963
3.50%, 8/15/2046	510,000	360,524
Becton Dickinson & Co. 4.30%, 8/22/2032	128,000	127,858
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	281,000	263,601
DH Europe Finance II SARL 3.25%, 11/15/2039	385,000	318,221
		3,828,894
Health Care Providers & Services — 1.0%
Ascension Health Series B, 3.11%, 11/15/2039	225,000	183,738
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	330,000	198,036
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	50,000	49,184
Cencora, Inc. 2.70%, 3/15/2031	852,000	794,157
Centene Corp. 2.63%, 8/1/2031	5,000	4,336
Cigna Group (The) 3.40%, 3/15/2051	225,000	158,276
CommonSpirit Health 4.35%, 11/1/2042	25,000	22,315
CVS Health Corp.
3.25%, 8/15/2029	14,000	13,613
1.75%, 8/21/2030	1,386,000	1,245,541
2.13%, 9/15/2031	326,000	289,323
4.78%, 3/25/2038	30,000	28,629
6.13%, 9/15/2039	168,000	178,054
4.13%, 4/1/2040	555,000	481,979
5.05%, 3/25/2048	246,000	219,280
6.00%, 6/1/2063	149,000	145,594
Elevance Health, Inc.
3.65%, 12/1/2027	93,000	92,639
5.50%, 10/15/2032	1,046,000	1,103,630
5.10%, 1/15/2044	50,000	47,460
4.38%, 12/1/2047	300,000	250,522
HCA, Inc.
3.50%, 9/1/2030	328,000	317,733
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
4.63%, 3/15/2052	266,000	220,618
Humana, Inc.
1.35%, 2/3/2027	47,000	45,802
4.80%, 3/15/2047	1,100,000	918,333
5.50%, 3/15/2053	35,000	31,466
Kaiser Foundation Hospitals Series 2021, 3.00%, 6/1/2051	119,000	80,484
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	183,655
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/2042	47,000	46,434
4.13%, 7/1/2052	110,000	91,389
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	71,000	49,379
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	830,000	593,093
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	50,000	44,974
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	185,000	193,486
Quest Diagnostics, Inc. 2.95%, 6/30/2030	7,000	6,675
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	190,034
UnitedHealth Group, Inc.
4.60%, 4/15/2027	221,000	222,736
4.25%, 1/15/2029	362,000	365,762
4.50%, 4/15/2033	495,000	494,100
5.80%, 3/15/2036	351,000	376,632
6.50%, 6/15/2037	271,000	304,693
3.25%, 5/15/2051	1,174,000	800,279
3.13%, 5/15/2060	1,172,000	721,159
5.20%, 4/15/2063	5,000	4,514
		11,809,736
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	475,000	484,949
Healthcare Realty Holdings LP 3.50%, 8/1/2026	59,000	58,740
National Health Investors, Inc. 3.00%, 2/1/2031	110,000	100,915
Sabra Health Care LP 3.20%, 12/1/2031	325,000	300,611
Ventas Realty LP 4.00%, 3/1/2028	70,000	69,990
		1,015,205
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc.
3.25%, 2/15/2030	561,000	538,286
2.95%, 3/15/2031	349,000	324,440
Las Vegas Sands Corp. 5.90%, 6/1/2027	22,000	22,378
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	90,000	84,899
McDonald's Corp.
4.60%, 9/9/2032	200,000	205,278
4.70%, 12/9/2035	338,000	341,434
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	220,000	224,600
Sands China Ltd. (Macau) 2.85%, 3/8/2029 (d)	358,000	342,352
Starbucks Corp.
2.00%, 3/12/2027	62,000	60,889
2.55%, 11/15/2030	34,000	31,779
3.00%, 2/14/2032	843,000	787,003
		2,963,338
Household Durables — 0.0% ^
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	178,291
NVR, Inc. 3.00%, 5/15/2030	282,000	269,460
Sekisui House US, Inc. 3.97%, 8/6/2061	100,000	68,252
		516,003
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	260,000	279,874
Kimberly-Clark Corp. 3.20%, 7/30/2046	90,000	66,002
Procter & Gamble Co. (The)
3.95%, 1/26/2028	582,000	586,828
4.35%, 1/29/2029	43,000	44,047
2.30%, 2/1/2032	105,000	96,903
		1,073,654
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	314,000	336,832
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 8/26/2029	141,000	133,859
3.13%, 9/19/2046	1,360,000	962,461
4.00%, 9/14/2048	15,000	12,049
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Industrial Conglomerates — continued
Honeywell International, Inc.
1.95%, 6/1/2030	330,000	304,254
5.00%, 2/15/2033	536,000	558,776
		1,971,399
Industrial REITs — 0.0% ^
Prologis LP
4.38%, 2/1/2029	18,000	18,239
1.75%, 7/1/2030	291,000	264,607
5.00%, 3/15/2034	145,000	148,761
		431,607
Insurance — 0.7%
Alleghany Corp. 3.25%, 8/15/2051	10,000	6,933
Allstate Corp. (The)
3.28%, 12/15/2026	356,000	354,438
4.50%, 6/15/2043	55,000	48,566
American International Group, Inc.
3.88%, 1/15/2035	104,000	97,345
Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (b)	200,000	203,102
Aon Corp. 3.90%, 2/28/2052	5,000	3,718
Aon Global Ltd. 4.60%, 6/14/2044	385,000	338,170
Athene Holding Ltd.
3.50%, 1/15/2031	262,000	246,806
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (b)	94,000	91,030
AXA SA (France) 8.60%, 12/15/2030	110,000	129,380
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	450,000	271,508
Brighthouse Financial, Inc. 3.85%, 12/22/2051	140,000	81,576
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	254,381
Chubb INA Holdings LLC 3.05%, 12/15/2061	308,000	193,296
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,816
5.50%, 6/15/2033	26,000	27,214
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	31,000	27,591
3.50%, 10/15/2050	15,000	10,444
3.13%, 10/15/2052	37,000	23,453
Lincoln National Corp. 3.05%, 1/15/2030	934,000	889,178
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	281,000	283,921
2.25%, 11/15/2030	1,525,000	1,399,766
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
4.20%, 3/1/2048	40,000	32,893
MetLife, Inc.
6.38%, 6/15/2034	740,000	825,163
5.70%, 6/15/2035	697,000	743,737
10.75%, 8/1/2039	30,000	39,849
4.60%, 5/13/2046	248,000	220,074
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	130,000	131,144
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	44,219
Prudential Financial, Inc.
3.91%, 12/7/2047	20,000	15,640
3.94%, 12/7/2049	301,000	232,221
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	32,000	33,732
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (b)	124,000	128,260
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	305,000	299,797
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	215,000	177,670
3.05%, 6/8/2051	1,000	670
		7,931,701
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	796,000	765,896
2.25%, 8/15/2060	1,713,000	899,412
Meta Platforms, Inc.
4.80%, 5/15/2030	148,000	152,881
4.45%, 8/15/2052	307,000	251,874
Weibo Corp. (China) 3.38%, 7/8/2030	346,000	332,318
		2,402,381
IT Services — 0.1%
DXC Technology Co. 2.38%, 9/15/2028	134,000	126,375
International Business Machines Corp. 5.88%, 11/29/2032	1,382,000	1,497,594
		1,623,969
Leisure Products — 0.1%
Brunswick Corp. 4.40%, 9/15/2032	404,000	392,638
Hasbro, Inc. 3.90%, 11/19/2029	40,000	39,655
Mattel, Inc. 5.45%, 11/1/2041	410,000	388,308
		820,601
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	936,000	889,557
5.40%, 8/10/2043	138,000	140,869
		1,030,426
Machinery — 0.1%
Caterpillar, Inc.
4.30%, 5/15/2044	60,000	53,617
4.75%, 5/15/2064	826,000	738,458
Illinois Tool Works, Inc. 4.88%, 9/15/2041	3,000	2,943
Parker-Hannifin Corp. 4.25%, 9/15/2027	382,000	384,387
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	181,000	180,206
		1,359,611
Media — 0.3%
Charter Communications Operating LLC
2.25%, 1/15/2029	31,000	29,261
2.80%, 4/1/2031	70,000	63,638
5.38%, 4/1/2038	255,000	236,780
6.48%, 10/23/2045	344,000	327,200
3.85%, 4/1/2061	611,000	369,143
3.95%, 6/30/2062	243,000	148,516
5.50%, 4/1/2063	774,000	616,089
Fox Corp. 4.71%, 1/25/2029	885,000	898,372
Paramount Global 5.25%, 4/1/2044	84,000	57,054
Time Warner Cable LLC 4.50%, 9/15/2042	195,000	153,972
		2,900,025
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	86,000	89,365
4.25%, 7/16/2029	40,000	40,201
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	50,000	50,075
4.63%, 8/1/2030	50,000	50,576
5.40%, 11/14/2034	272,000	284,112
5.45%, 3/15/2043	609,000	602,209
Newmont Corp. 2.60%, 7/15/2032	5,000	4,589
Nucor Corp. 4.40%, 5/1/2048	50,000	43,189
Rio Tinto Alcan, Inc. (Canada) 7.25%, 3/15/2031	191,000	218,402
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	18,000	18,675
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.75%, 3/22/2042	104,000	98,704
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	32,000	29,269
		1,529,366
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	1,822,000	1,742,943
Avista Corp. 4.00%, 4/1/2052	27,000	20,997
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031	229,000	202,557
3.80%, 7/15/2048	781,000	602,167
2.85%, 5/15/2051	446,000	280,713
Black Hills Corp. 5.95%, 3/15/2028	496,000	514,295
CenterPoint Energy, Inc. 2.95%, 3/1/2030	27,000	25,873
CMS Energy Corp. 4.88%, 3/1/2044	18,000	16,396
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	998,000	707,350
Consumers Energy Co.
3.25%, 8/15/2046	457,000	336,583
3.75%, 2/15/2050	50,000	38,256
DTE Energy Co. 2.95%, 3/1/2030	85,000	81,051
NiSource, Inc. 5.25%, 2/15/2043	224,000	217,758
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	283,230	265,623
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,000	13,443
Puget Sound Energy, Inc. 5.80%, 3/15/2040	56,000	58,724
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	240,000	223,406
4.50%, 8/15/2040	45,000	41,654
Sempra
5.50%, 8/1/2033	30,000	31,596
3.80%, 2/1/2038	721,000	629,745
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (b)	9,000	8,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.40%, 10/1/2054 (b)	98,000	99,927
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (b)	156,000	159,192
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	928,000	961,957
4.95%, 9/15/2034	130,000	132,016
		7,413,110
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Office REITs — 0.2%
Boston Properties LP
2.90%, 3/15/2030	90,000	84,939
3.25%, 1/30/2031	893,000	841,028
2.55%, 4/1/2032	560,000	492,021
COPT Defense Properties LP 2.00%, 1/15/2029	116,000	109,518
Kilroy Realty LP 2.50%, 11/15/2032	263,000	220,778
		1,748,284
Oil, Gas & Consumable Fuels — 1.6%
APA Corp.
5.35%, 7/1/2049	448,000	388,930
6.75%, 2/15/2055	303,000	308,146
BP Capital Markets America, Inc.
2.72%, 1/12/2032	1,108,000	1,024,619
4.81%, 2/13/2033	50,000	51,237
3.00%, 2/24/2050	605,000	404,592
Burlington Resources LLC 5.95%, 10/15/2036	170,000	186,124
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	183,000	197,599
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	228,000	206,976
5.25%, 6/15/2037	56,000	55,856
Chevron USA, Inc. 1.02%, 8/12/2027	208,000	200,524
ConocoPhillips Co. 4.30%, 11/15/2044	142,000	123,166
Devon Energy Corp. 7.95%, 4/15/2032	30,000	35,334
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	36,042
4.40%, 3/24/2051	215,000	177,675
6.25%, 3/15/2053	366,000	380,704
5.75%, 4/18/2054	89,000	86,823
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	405,000	403,888
2.50%, 8/1/2033	977,000	852,399
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.20%, 6/27/2054 (b)	333,000	358,818
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.12%), 7.38%, 3/15/2055 (b)	384,000	409,757
Energy Transfer LP
4.95%, 6/15/2028	337,000	343,619
5.25%, 4/15/2029	1,000,000	1,032,638
5.75%, 2/15/2033	64,000	67,944
4.90%, 3/15/2035	201,000	200,448
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.35%, 5/15/2045	296,000	272,983
5.40%, 10/1/2047	26,000	23,959
6.25%, 4/15/2049	680,000	687,539
5.00%, 5/15/2050	478,000	408,545
5.95%, 5/15/2054	95,000	91,655
Enterprise Products Operating LLC
3.13%, 7/31/2029	629,000	613,902
4.95%, 2/15/2035	360,000	368,594
4.45%, 2/15/2043	435,000	389,563
5.10%, 2/15/2045	20,000	19,111
4.80%, 2/1/2049	49,000	44,047
3.70%, 1/31/2051	40,000	29,956
3.30%, 2/15/2053	60,000	40,849
3.95%, 1/31/2060	90,000	66,989
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	159,000	159,399
EQT Corp. 7.00%, 2/1/2030 (d)	167,000	182,751
Equinor ASA (Norway) 3.25%, 11/18/2049	204,000	145,785
Expand Energy Corp. 5.70%, 1/15/2035	150,000	157,076
Exxon Mobil Corp.
3.29%, 3/19/2027	230,000	229,318
3.48%, 3/19/2030	50,000	49,352
4.11%, 3/1/2046	27,000	23,023
3.45%, 4/15/2051	129,000	94,786
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	35,464
4.80%, 2/1/2033	2,321,000	2,362,039
5.55%, 6/1/2045	217,000	214,413
Marathon Petroleum Corp. 4.75%, 9/15/2044	60,000	52,976
MPLX LP 5.20%, 3/1/2047	214,000	195,345
ONEOK Partners LP 6.65%, 10/1/2036	117,000	130,026
ONEOK, Inc.
4.55%, 7/15/2028	150,000	151,646
3.40%, 9/1/2029	552,000	539,781
6.63%, 9/1/2053	95,000	100,718
5.70%, 11/1/2054	28,000	26,389
Ovintiv, Inc.
5.65%, 5/15/2028	228,000	236,187
6.25%, 7/15/2033	28,000	30,201
Phillips 66 2.15%, 12/15/2030	269,000	245,456
Phillips 66 Co.
3.75%, 3/1/2028	449,000	448,099
5.65%, 6/15/2054	30,000	28,924
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	164,000	164,616
Shell Finance US, Inc.
2.38%, 11/7/2029	347,000	329,937
6.38%, 12/15/2038 (f)	725,000	822,177
3.00%, 11/26/2051 (f)	963,000	637,045
TC PipeLines LP 3.90%, 5/25/2027	20,000	19,964
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	30,000	22,089
3.39%, 6/29/2060	100,000	66,470
TotalEnergies Capital SA (France) 4.72%, 9/10/2034	107,000	109,116
Valero Energy Corp.
2.80%, 12/1/2031	295,000	272,647
4.00%, 6/1/2052	30,000	22,745
Williams Cos., Inc. (The)
3.75%, 6/15/2027	87,000	86,805
5.65%, 3/15/2033	75,000	79,332
		19,063,647
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	377,436
Passenger Airlines — 0.0% ^
Southwest Airlines Co. 5.13%, 6/15/2027	103,000	104,196
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
1.95%, 3/15/2031	90,000	81,225
4.65%, 5/15/2033	100,000	101,411
Kenvue, Inc. 4.90%, 3/22/2033	437,000	451,025
		633,661
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,060,000	1,972,159
Bristol-Myers Squibb Co.
5.50%, 2/22/2044	250,000	254,949
4.50%, 3/1/2044	61,000	55,008
4.25%, 10/26/2049	1,009,000	839,064
2.55%, 11/13/2050	541,000	326,301
5.55%, 2/22/2054	500,000	495,936
3.90%, 3/15/2062	41,000	30,128
Johnson & Johnson 3.40%, 1/15/2038	2,000	1,783
Merck & Co., Inc.
3.40%, 3/7/2029	747,000	739,945
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.60%, 9/15/2042	108,000	89,090
3.70%, 2/10/2045	263,000	212,242
2.90%, 12/10/2061	359,000	212,623
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	76,555
Pfizer, Inc.
3.60%, 9/15/2028	258,000	257,864
3.45%, 3/15/2029	1,120,000	1,111,987
4.00%, 12/15/2036	298,000	282,476
Pharmacia LLC 6.60%, 12/1/2028 (d)	350,000	374,954
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200,000	184,574
Wyeth LLC 5.95%, 4/1/2037	417,000	456,151
Zoetis, Inc. 4.70%, 2/1/2043	15,000	13,934
		7,987,723
Professional Services — 0.1%
Concentrix Corp. 6.60%, 8/2/2028	190,000	190,676
Equifax, Inc. 2.35%, 9/15/2031	140,000	125,449
TR Finance LLC (Canada) 3.35%, 5/15/2026	305,000	303,955
Verisk Analytics, Inc. 5.25%, 3/15/2035	135,000	137,133
		757,213
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	24,000	24,436
AvalonBay Communities, Inc.
1.90%, 12/1/2028	990,000	941,344
2.30%, 3/1/2030	122,000	114,302
Essential Properties LP 5.40%, 12/1/2035	342,000	347,982
Sun Communities Operating LP
2.70%, 7/15/2031	398,000	365,273
4.20%, 4/15/2032	30,000	29,419
UDR, Inc. 3.10%, 11/1/2034	860,000	756,727
		2,579,483
Retail REITs — 0.1%
Kimco Realty OP LLC 4.60%, 2/1/2033	289,000	291,626
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	190,000	172,517
Realty Income Corp.
3.40%, 1/15/2030	37,000	36,158
3.25%, 1/15/2031	268,000	257,113
		757,414
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	217,000	214,950
Broadcom, Inc.
2.60%, 2/15/2033	203,000	180,715
3.14%, 11/15/2035 (f)	200,000	174,714
4.93%, 5/15/2037 (f)	1,291,000	1,290,526
Intel Corp.
2.45%, 11/15/2029	378,000	356,342
2.00%, 8/12/2031	819,000	725,566
4.60%, 3/25/2040	84,000	76,331
4.25%, 12/15/2042	854,000	708,092
KLA Corp. 5.25%, 7/15/2062	204,000	192,219
NXP BV (Netherlands)
4.30%, 6/18/2029	16,000	16,095
2.65%, 2/15/2032	102,000	92,047
5.25%, 8/19/2035	122,000	124,609
QUALCOMM, Inc.
1.65%, 5/20/2032	361,000	312,080
4.65%, 5/20/2035	8,000	8,083
Texas Instruments, Inc.
2.90%, 11/3/2027	532,000	526,307
4.10%, 8/16/2052	255,000	206,604
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	340,000	335,380
		5,540,660
Software — 0.7%
Adobe, Inc. 2.15%, 2/1/2027	35,000	34,494
Microsoft Corp.
3.50%, 2/12/2035	650,000	615,788
4.00%, 2/12/2055	151,000	122,042
Oracle Corp.
5.20%, 9/26/2035	1,949,000	1,883,554
3.60%, 4/1/2050	393,000	245,743
3.95%, 3/25/2051	2,292,000	1,514,578
5.50%, 9/27/2064	239,000	189,489
Roper Technologies, Inc. 1.40%, 9/15/2027	407,000	391,655
Salesforce, Inc. 1.95%, 7/15/2031	2,737,000	2,434,000
Trimble, Inc. 6.10%, 3/15/2033	107,000	114,189
VMware LLC
1.80%, 8/15/2028	399,000	379,372
2.20%, 8/15/2031	125,000	111,973
Workday, Inc. 3.70%, 4/1/2029	265,000	260,603
		8,297,480
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	250,000	246,575
3.55%, 7/15/2027	33,000	32,815
2.10%, 6/15/2030	790,000	724,887
Crown Castle, Inc.
3.80%, 2/15/2028	94,000	93,618
2.25%, 1/15/2031	324,000	292,892
3.25%, 1/15/2051	179,000	120,540
Equinix, Inc. 1.80%, 7/15/2027	256,000	248,661
Extra Space Storage LP 5.40%, 6/15/2035	682,000	704,119
Public Storage Operating Co. 5.10%, 8/1/2033	152,000	158,386
		2,622,493
Specialty Retail — 0.4%
AutoZone, Inc. 4.00%, 4/15/2030	334,000	332,507
Home Depot, Inc. (The)
2.13%, 9/15/2026	837,000	829,150
2.80%, 9/14/2027	1,226,000	1,211,395
1.50%, 9/15/2028	62,000	58,819
3.13%, 12/15/2049	92,000	63,583
3.50%, 9/15/2056	866,000	613,448
Lowe's Cos., Inc.
5.15%, 7/1/2033	747,000	775,584
5.00%, 4/15/2040	100,000	98,454
3.00%, 10/15/2050	110,000	71,325
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	357,000	355,972
		4,410,237
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
1.20%, 2/8/2028	700,000	669,423
2.20%, 9/11/2029	356,000	339,166
4.30%, 5/10/2033	1,000	1,022
4.38%, 5/13/2045	1,059,000	956,538
3.75%, 11/13/2047	20,000	16,054
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	26,934
		2,009,137
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	170,000	168,277
Tobacco — 0.3%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	635,768
BAT Capital Corp. (United Kingdom)
6.42%, 8/2/2033	181,000	201,013
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tobacco — continued
4.39%, 8/15/2037	1,391,000	1,300,854
7.08%, 8/2/2043	345,000	392,373
Philip Morris International, Inc.
3.38%, 8/15/2029	283,000	278,027
4.90%, 11/1/2034	23,000	23,446
3.88%, 8/21/2042	41,000	34,324
4.88%, 11/15/2043	111,000	103,806
		2,969,611
Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.75%, 6/1/2026	213,000	212,704
GATX Corp. 4.90%, 3/15/2033	601,000	611,043
WW Grainger, Inc. 4.20%, 5/15/2047	104,000	89,817
		913,564
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	304,000	300,031
4.45%, 6/1/2032	113,000	114,073
4.30%, 12/1/2042	2,000	1,793
4.00%, 12/1/2046	115,000	92,544
3.45%, 5/1/2050	91,000	65,831
Essential Utilities, Inc. 5.38%, 1/15/2034	40,000	41,623
		615,895
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	297,848
T-Mobile USA, Inc.
2.40%, 3/15/2029	356,000	339,988
4.95%, 11/15/2035	790,000	797,273
4.38%, 4/15/2040	1,583,000	1,445,619
3.00%, 2/15/2041	1,015,000	771,711
		3,652,439
Total Corporate Bonds (Cost $272,118,938)		275,316,735
Foreign Government Securities — 1.7%
Canada Government Bond
3.75%, 4/26/2028	240,000	241,628
4.63%, 4/30/2029	200,000	207,123
Export Development Canada
4.38%, 6/29/2026	150,000	150,281
3.88%, 2/14/2028	195,000	196,569
Italian Republic Government Bond
2.88%, 10/17/2029	200,000	194,012
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
3.88%, 5/6/2051	80,000	61,005
Japan Bank for International Cooperation
2.25%, 11/4/2026	760,000	752,208
2.75%, 11/16/2027	60,000	59,145
1.88%, 4/15/2031	65,000	59,340
Japan International Cooperation Agency
2.75%, 4/27/2027	65,000	64,359
3.38%, 6/12/2028	876,000	870,377
Oriental Republic of Uruguay
4.38%, 10/27/2027	180,667	181,766
5.25%, 9/10/2060	790,000	750,471
Province of Alberta 3.30%, 3/15/2028	956,000	952,026
Province of British Columbia
0.90%, 7/20/2026	550,000	543,953
4.20%, 7/6/2033	599,000	605,808
4.75%, 6/12/2034	264,000	276,023
Province of Ontario
3.10%, 5/19/2027	456,000	453,789
1.05%, 5/21/2027	47,000	45,623
3.70%, 9/17/2029	5,000	5,022
2.00%, 10/2/2029	347,000	328,862
Province of Quebec 2.75%, 4/12/2027	262,000	259,746
Republic of Chile
2.45%, 1/31/2031	798,000	735,277
4.95%, 1/5/2036	990,000	1,013,347
3.25%, 9/21/2071	603,000	389,049
Republic of Indonesia
4.55%, 1/11/2028	900,000	909,433
5.65%, 1/11/2053	55,000	55,296
Republic of Panama
3.16%, 1/23/2030	200,000	189,716
4.30%, 4/29/2053	393,000	305,333
Republic of Peru
3.30%, 3/11/2041	250,000	196,442
2.78%, 12/1/2060	421,000	237,986
3.23%, 7/28/2121	434,000	244,344
Republic of Philippines
5.17%, 10/13/2027	90,000	91,849
5.00%, 7/17/2033	493,000	507,395
4.75%, 3/5/2035	1,030,000	1,033,394
2.95%, 5/5/2045	425,000	301,848
2.65%, 12/10/2045	692,000	463,916
Republic of Poland
5.75%, 11/16/2032	18,000	19,408
5.38%, 2/12/2035	193,000	202,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

State of Israel Government Bond
5.38%, 3/12/2029	853,000	877,694
3.38%, 1/15/2050	313,000	215,307
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	211,023
4.13%, 6/14/2028	809,000	819,245
United Mexican States
5.00%, 5/7/2029	200,000	204,045
3.25%, 4/16/2030	723,000	687,928
2.66%, 5/24/2031	598,000	538,298
3.50%, 2/12/2034	200,000	175,290
6.75%, 9/27/2034	71,000	77,509
6.35%, 2/9/2035	500,000	527,502
6.05%, 1/11/2040	96,000	96,678
4.28%, 8/14/2041	752,000	612,596
4.60%, 1/23/2046	400,000	319,593
5.00%, 4/27/2051	300,000	245,818
6.34%, 5/4/2053	338,000	327,834
Total Foreign Government Securities (Cost $19,661,700)		20,091,990
Commercial Mortgage-Backed Securities — 1.5%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	4,269	4,252
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	59,729
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	57,436
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	136,088
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,869
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	95,768
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (e)	500,000	446,106
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	249,455
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	465,468
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	455,154
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,894
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BBCMS Mortgage Trust
Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	40,143
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (e)	857,500	934,672
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (e)	50,000	49,572
Series 2018-B2, Class B, 4.29%, 2/15/2051 (e)	20,000	18,806
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	110,119
Series 2018-B6, Class A2, 4.20%, 10/10/2051	28,306	28,223
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	39,842
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	547,551
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	70,316
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	5,980	5,940
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (e)	30,000	29,576
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	380,580	379,429
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,743
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	2,563	2,558
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class C, 3.97%, 4/10/2048 (e)	40,000	35,820
Commercial Mortgage Trust Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (e)	13,989	13,850
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	20,109
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,744
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K735, Class A2, 2.86%, 5/25/2026	36,308	36,168
Series K057, Class A2, 2.57%, 7/25/2026	51,136	50,844
Series K072, Class A2, 3.44%, 12/25/2027	400,000	397,857
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K084, Class A2, 3.78%, 10/25/2028 (e)	500,000	500,829
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	994,733
Series K097, Class A2, 2.51%, 7/25/2029	1,863,000	1,793,248
Series K096, Class A2, 2.52%, 7/25/2029	295,000	284,401
Series K100, Class A2, 2.67%, 9/25/2029	44,000	42,503
Series K102, Class A2, 2.54%, 10/25/2029	400,000	384,511
Series K113, Class A2, 1.34%, 6/25/2030	700,000	635,837
Series K158, Class A1, 3.90%, 7/25/2030	887,424	890,257
Series K123, Class A2, 1.62%, 12/25/2030	280,000	254,291
Series K125, Class A2, 1.85%, 1/25/2031	10,000	9,154
Series K127, Class A2, 2.11%, 1/25/2031	600,000	555,838
Series K157, Class A2, 3.99%, 5/25/2033 (e)	250,000	251,899
Series K156, Class A3, 3.70%, 6/25/2033 (e)	91,000	89,149
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (e)	242,965	240,818
Series 2017-M14, Class A2, 2.78%, 11/25/2027 (e)	6,735	6,627
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (e)	36,774	36,566
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (e)	408,840	408,170
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (e)	59,940	59,819
Series 2019-M22, Class A2, 2.52%, 8/25/2029	517,494	499,082
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (e)	124,800	121,965
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (e)	200,000	199,463
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class C, 3.98%, 7/15/2045 (e)	8,225	7,999
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	597,098
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (e)	20,000	18,253
Series 2017-C5, Class B, 4.01%, 3/15/2050 (e)	20,000	16,812
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,728
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	445,685
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	293,541
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	498,320	494,570
Series 2017-H1, Class C, 4.28%, 6/15/2050 (e)	25,000	24,075
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	49,906
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	96,471
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	696,673
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	7,921	7,882
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (e)	70,000	68,428
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (e)	50,000	49,316
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	495,487
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,929	35,762
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	120,369
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,499
Total Commercial Mortgage-Backed Securities (Cost $16,983,402)		16,695,815
Supranational — 1.3%
African Development Bank (Supranational) 4.63%, 1/4/2027	86,000	86,732
African Export-Import Bank (The) (Supranational)
4.00%, 3/18/2030	55,000	56,002
4.50%, 6/12/2035	252,000	262,049
Asian Development Bank (Supranational)
2.00%, 4/24/2026	13,000	12,967
2.63%, 1/12/2027	25,000	24,793
4.13%, 1/12/2027	45,000	45,194
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.38%, 1/14/2028	50,000	50,854
1.25%, 6/9/2028	528,000	503,139
4.00%, 1/12/2033	50,000	50,756
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	8,000	8,083
4.50%, 5/21/2035	811,000	845,737
Corp. Andina de Fomento (Supranational) 6.00%, 4/26/2027	862,000	884,599
Council of Europe Development Bank (Supranational) 0.88%, 9/22/2026	385,000	379,132
European Investment Bank (Supranational)
2.13%, 4/13/2026	11,000	10,979
2.38%, 5/24/2027	400,000	394,863
3.88%, 3/15/2028	35,000	35,317
3.75%, 11/15/2029	542,000	547,220
3.63%, 7/15/2030	535,000	537,556
0.75%, 9/23/2030	1,195,000	1,056,751
4.38%, 10/10/2031	778,000	807,307
3.75%, 2/14/2033	571,000	570,753
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	715,000	720,153
2.25%, 6/18/2029	500,000	481,426
4.50%, 9/13/2033	200,000	209,024
4.13%, 1/23/2036	510,000	514,260
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,499,000	1,516,185
International Bank for Reconstruction & Development (Supranational)
1.38%, 4/20/2028	217,000	207,922
1.13%, 9/13/2028	2,000,000	1,890,815
1.75%, 10/23/2029	241,000	226,898
3.88%, 2/14/2030	931,000	944,066
0.88%, 5/14/2030	189,000	169,674
1.25%, 2/10/2031	295,000	264,502
1.63%, 11/3/2031	716,000	642,715
3.88%, 8/28/2034	2,000	1,997
Total Supranational (Cost $14,699,911)		14,960,420
U.S. Government Agency Securities — 0.5%
FFCB Funding Corp.
0.84%, 2/2/2028	50,000	47,282
1.12%, 9/1/2028	35,000	32,906
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
1.23%, 9/10/2029	35,000	32,229
1.68%, 4/29/2030	55,000	50,709
1.23%, 7/29/2030	194,000	174,415
1.15%, 8/12/2030	93,000	83,276
1.24%, 9/3/2030	129,000	115,708
1.32%, 9/9/2030	373,000	336,252
1.24%, 12/23/2030	120,000	106,803
1.38%, 1/14/2031	135,000	120,769
1.30%, 2/3/2031	125,000	111,339
2.23%, 3/12/2035	12,000	10,161
1.69%, 8/20/2035	11,000	8,775
FHLB 3.25%, 6/9/2028	40,000	39,867
FHLMC
0.90%, 10/13/2027	15,000	14,375
4.30%, 12/14/2029 (g)	1,494,000	1,306,198
6.75%, 3/15/2031	80,000	91,651
FNMA 6.25%, 5/15/2029	1,019,000	1,105,333
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	6,000	6,549
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,385,098
4.88%, 5/15/2035	550,000	580,404
5.25%, 2/1/2055	169,000	174,157
5.38%, 4/1/2056	10,000	10,472
Total U.S. Government Agency Securities (Cost $5,890,701)		5,944,728
Asset-Backed Securities — 0.4%
American Express Credit Account Master Trust Series 2023-3, Class A, 5.23%, 9/15/2028	1,150,000	1,158,796
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A, Class A, 4.77%, 2/20/2029 (f)	1,100,000	1,114,064
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	396,808
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	211,423	211,252
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	100,787
Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	7,059	6,216
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A4, 4.69%, 11/20/2030 (f)	650,000	661,176
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

SBNA Auto Lease Trust Series 2025-A, Class A4, 4.87%, 7/20/2029 (f)	670,000	676,918
United Airlines Pass-Through Trust Series 2018-1, Class AA, 3.50%, 3/1/2030	37,735	37,012
Total Asset-Backed Securities (Cost $4,370,271)		4,363,029
Municipal Bonds — 0.3% (h)
California — 0.3%
Bay Area Toll Authority, Toll Bridge Series 2010S-1, Rev., 6.92%, 3/24/2026	20,000	22,860
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	930,000	635,614
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	167,677
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	364,263
State of California, Various Purpose, GO, 7.55%, 4/1/2039	1,400,000	1,727,547
Total California		2,917,961
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	15,000	13,701
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	50,000	49,781
State of Illinois, GO, 5.10%, 6/1/2033	26,177	27,095
Total Illinois		90,577
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	26,000	27,458
Texas — 0.0% ^
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	278,597
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	120,000	99,918
Total Texas		378,515
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — 0.0% ^
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	880,000	532,444
Total Municipal Bonds (Cost $4,455,971)		3,946,955
	SHARES
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (i) (j) (Cost $31,257,769)	31,257,769	31,257,769
Total Investments — 101.8% (Cost $1,181,973,807)		1,177,568,145
Liabilities in Excess of Other Assets — (1.8)%		(20,437,900)
NET ASSETS — 100.0%		1,157,130,245

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $441,652 or 0.04% of the
Fund’s net assets as of February 28, 2026.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	The rate shown is the effective yield as of February 28, 2026.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
4.25%, 3/15/2027	385,000	387,875
0.63%, 3/31/2027	101,000	97,954
2.50%, 3/31/2027	414,000	409,634
3.88%, 3/31/2027	549,000	551,102
4.50%, 4/15/2027	489,000	494,310
0.50%, 4/30/2027	205,000	198,097
2.75%, 4/30/2027	396,000	392,659
3.75%, 4/30/2027	409,000	410,182
2.38%, 5/15/2027	463,000	456,905
4.50%, 5/15/2027	485,000	490,703
0.50%, 5/31/2027	201,000	193,753
2.63%, 5/31/2027	255,000	252,330
3.88%, 5/31/2027	527,000	529,512
4.63%, 6/15/2027	405,000	410,822
0.50%, 6/30/2027	198,000	190,436
3.25%, 6/30/2027	382,000	380,970
3.75%, 6/30/2027	408,000	409,530
4.38%, 7/15/2027	335,000	339,109
0.38%, 7/31/2027	291,000	278,758
2.75%, 7/31/2027	407,000	403,089
3.88%, 7/31/2027	414,000	416,377
2.25%, 8/15/2027	231,000	227,093
3.75%, 8/15/2027	405,000	406,740
0.50%, 8/31/2027	172,000	164,710
3.13%, 8/31/2027	365,000	363,332
3.63%, 8/31/2027	568,000	569,487
3.38%, 9/15/2027	490,000	489,541
0.38%, 9/30/2027	245,000	233,630
3.50%, 9/30/2027	567,000	567,620
4.13%, 9/30/2027	358,000	361,804
3.88%, 10/15/2027	464,000	467,226
0.50%, 10/31/2027	265,000	252,599
3.50%, 10/31/2027	408,000	408,462
4.13%, 10/31/2027	352,000	355,946
2.25%, 11/15/2027	301,000	295,215
4.13%, 11/15/2027	405,000	409,683
0.63%, 11/30/2027	339,000	323,162
3.38%, 11/30/2027	405,000	404,747
3.88%, 11/30/2027	376,000	378,908
4.00%, 12/15/2027	405,000	409,129
0.63%, 12/31/2027	351,000	333,848
3.38%, 12/31/2027	404,000	403,779
3.88%, 12/31/2027	386,000	389,182
4.25%, 1/15/2028	405,000	411,138
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

0.75%, 1/31/2028	489,000	465,257
3.50%, 1/31/2028	702,000	703,344
2.75%, 2/15/2028	419,000	413,992
4.25%, 2/15/2028	405,000	411,486
1.13%, 2/29/2028	494,000	472,580
3.38%, 2/29/2028	394,000	393,908
4.00%, 2/29/2028	368,000	372,241
3.88%, 3/15/2028	369,000	372,517
1.25%, 3/31/2028	442,000	423,198
3.63%, 3/31/2028	290,000	291,348
3.75%, 4/15/2028	351,000	353,550
1.25%, 4/30/2028	495,000	473,112
3.50%, 4/30/2028	315,000	315,689
2.88%, 5/15/2028	377,000	372,921
3.75%, 5/15/2028	343,000	345,586
1.25%, 5/31/2028	445,000	424,575
3.63%, 5/31/2028	289,000	290,456
3.88%, 6/15/2028	341,000	344,690
1.25%, 6/30/2028	475,000	452,493
4.00%, 6/30/2028	385,000	390,324
3.88%, 7/15/2028	336,000	339,688
1.00%, 7/31/2028	495,000	467,910
4.13%, 7/31/2028	274,000	278,709
2.88%, 8/15/2028	495,000	489,122
3.63%, 8/15/2028	331,000	332,888
1.13%, 8/31/2028	497,000	470,325
4.38%, 8/31/2028	245,000	250,742
3.38%, 9/15/2028	330,000	329,884
1.25%, 9/30/2028	494,000	468,084
4.63%, 9/30/2028	274,000	282,338
3.50%, 10/15/2028	327,000	327,894
1.38%, 10/31/2028	477,000	452,740
4.88%, 10/31/2028	283,000	293,590
3.13%, 11/15/2028	356,000	353,594
3.50%, 11/15/2028	326,000	326,930
1.50%, 11/30/2028	476,000	452,590
4.38%, 11/30/2028	439,000	450,198
3.50%, 12/15/2028	435,000	436,291
1.38%, 12/31/2028	470,000	444,664
3.75%, 12/31/2028	490,000	494,728
3.50%, 1/15/2029	325,000	325,990
1.75%, 1/31/2029	430,000	410,516
4.00%, 1/31/2029	345,000	350,768
2.63%, 2/15/2029	450,000	440,297
3.50%, 2/15/2029	317,000	317,991
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.88%, 2/28/2029	431,000	412,430
4.25%, 2/28/2029	368,000	376,869
Total U.S. Treasury Obligations (Cost $34,558,529)		34,782,125
	SHARES
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b) (Cost $65,945)	65,924	65,950
Total Investments — 99.3% (Cost $34,624,474)		34,848,075
Other Assets in Excess of Liabilities — 0.7%		248,099
NET ASSETS — 100.0%		35,096,174

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Bonds
2.50%, 5/15/2046	96,000	69,135
2.25%, 8/15/2046	113,000	77,303
2.88%, 11/15/2046	47,000	36,016
3.00%, 2/15/2047	80,000	62,453
3.00%, 5/15/2047	67,000	52,145
2.75%, 8/15/2047	122,000	90,466
2.75%, 11/15/2047	116,000	85,763
3.00%, 2/15/2048	138,000	106,546
3.13%, 5/15/2048	151,000	118,948
3.00%, 8/15/2048	157,000	120,596
3.38%, 11/15/2048	154,000	126,268
3.00%, 2/15/2049	179,000	136,837
2.88%, 5/15/2049	176,000	131,086
2.25%, 8/15/2049	167,000	108,974
2.38%, 11/15/2049	154,000	102,957
2.00%, 2/15/2050	186,000	113,751
1.25%, 5/15/2050	235,000	117,748
1.38%, 8/15/2050	261,000	134,354
1.63%, 11/15/2050	240,000	131,691
1.88%, 2/15/2051	268,000	156,403
2.38%, 5/15/2051	279,000	183,159
2.00%, 8/15/2051	274,000	163,843
1.88%, 11/15/2051	265,000	152,965
2.25%, 2/15/2052	226,000	142,972
2.88%, 5/15/2052	213,000	154,774
3.00%, 8/15/2052	206,000	153,454
4.00%, 11/15/2052	219,000	196,758
3.63%, 2/15/2053	210,000	176,285
3.63%, 5/15/2053	216,000	181,212
4.13%, 8/15/2053	231,000	211,915
4.75%, 11/15/2053	247,000	250,994
4.25%, 2/15/2054	254,000	237,937
4.63%, 5/15/2054	254,000	253,186
4.25%, 8/15/2054	251,000	235,175
4.50%, 11/15/2054	251,000	245,215
4.63%, 2/15/2055	259,000	258,302
4.75%, 5/15/2055	263,000	267,654
4.75%, 8/15/2055	259,000	263,735
4.63%, 11/15/2055	252,000	251,567
4.75%, 2/15/2056	99,000	100,887
Total U.S. Treasury Obligations (Cost $5,973,794)		6,161,429
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b) (Cost $62,756)	62,731	62,756
Total Investments — 100.3% (Cost $6,036,550)		6,224,185
Liabilities in Excess of Other Assets — (0.3)%		(16,319)
NET ASSETS — 100.0%		6,207,866

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
2.38%, 3/31/2029	144,000	139,697
4.13%, 3/31/2029	95,000	96,997
2.88%, 4/30/2029	250,000	246,035
4.63%, 4/30/2029	311,000	322,237
2.38%, 5/15/2029	400,000	387,547
2.75%, 5/31/2029	230,000	225,328
4.50%, 5/31/2029	471,000	486,602
3.25%, 6/30/2029	106,000	105,445
4.25%, 6/30/2029	472,000	484,261
2.63%, 7/31/2029	47,000	45,808
4.00%, 7/31/2029	469,000	477,684
1.63%, 8/15/2029	233,000	219,593
3.13%, 8/31/2029	224,000	221,743
3.63%, 8/31/2029	439,000	441,744
3.50%, 9/30/2029	479,000	480,029
3.88%, 9/30/2029	188,000	190,717
4.00%, 10/31/2029	41,000	41,778
4.13%, 10/31/2029	108,000	110,514
1.75%, 11/15/2029	238,000	224,222
4.13%, 11/30/2029	105,000	107,473
4.38%, 12/31/2029	111,000	114,638
4.25%, 1/31/2030	105,000	108,019
1.50%, 2/15/2030	230,000	213,559
4.00%, 2/28/2030	298,000	303,890
3.63%, 3/31/2030	250,000	251,465
4.00%, 3/31/2030	110,000	112,200
3.50%, 4/30/2030	128,000	128,110
3.88%, 4/30/2030	106,000	107,623
0.63%, 5/15/2030	546,000	485,556
3.75%, 5/31/2030	317,000	320,306
4.00%, 5/31/2030	426,000	434,686
3.75%, 6/30/2030	84,000	84,876
3.88%, 6/30/2030	482,000	489,512
3.88%, 7/31/2030	245,000	248,847
4.00%, 7/31/2030	328,000	334,765
0.63%, 8/15/2030	610,000	538,397
3.63%, 8/31/2030	97,000	97,504
4.13%, 8/31/2030	242,000	248,192
3.63%, 9/30/2030	106,000	106,542
4.63%, 9/30/2030	186,000	194,741
3.63%, 10/31/2030	95,000	95,468
4.88%, 10/31/2030	337,000	356,641
0.88%, 11/15/2030	485,000	430,002
3.50%, 11/30/2030	95,000	94,948
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.38%, 11/30/2030	192,000	199,140
3.63%, 12/31/2030	94,000	94,433
3.75%, 12/31/2030	326,000	329,235
3.75%, 1/31/2031	98,000	98,995
4.00%, 1/31/2031	349,000	356,334
1.13%, 2/15/2031	593,000	529,276
4.63%, 4/30/2031	364,000	382,356
1.63%, 5/15/2031	456,000	414,426
4.63%, 5/31/2031	16,000	16,810
4.25%, 6/30/2031	366,000	378,109
4.13%, 7/31/2031	366,000	375,936
1.25%, 8/15/2031	629,000	556,739
3.75%, 8/31/2031	371,000	374,043
3.63%, 9/30/2031	374,000	374,628
4.13%, 10/31/2031	80,000	82,131
1.38%, 11/15/2031	620,000	548,894
4.38%, 1/31/2032	365,000	379,443
1.88%, 2/15/2032	642,000	581,762
2.88%, 5/15/2032	542,000	518,415
4.00%, 6/30/2032	247,000	251,651
4.00%, 7/31/2032	95,000	96,763
2.75%, 8/15/2032	585,000	553,762
3.88%, 8/31/2032	208,000	210,291
3.88%, 9/30/2032	69,000	69,733
3.75%, 10/31/2032	117,000	117,329
4.13%, 11/15/2032	416,000	426,400
3.50%, 2/15/2033	580,000	572,048
3.38%, 5/15/2033	442,000	431,727
3.88%, 8/15/2033	458,000	461,328
4.50%, 11/15/2033	622,000	651,569
4.00%, 2/15/2034	429,000	434,647
4.38%, 5/15/2034	673,000	698,737
3.88%, 8/15/2034	683,000	684,014
4.25%, 11/15/2034	611,000	627,731
4.63%, 2/15/2035	375,000	395,596
4.25%, 5/15/2035	679,000	696,426
4.25%, 8/15/2035	684,000	700,993
4.00%, 11/15/2035	306,000	307,100
Total U.S. Treasury Obligations (Cost $25,439,282)		25,934,891
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b) (Cost $200,144)	200,071	200,151
Total Investments — 99.9% (Cost $25,639,426)		26,135,042
Other Assets in Excess of Liabilities — 0.1%		31,429
NET ASSETS — 100.0%		26,166,471

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.6%
Aerospace & Defense — 2.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	308,000	317,537
ATI, Inc.
4.88%, 10/1/2029	98,000	97,872
7.25%, 8/15/2030	384,000	402,229
5.13%, 10/1/2031	130,000	130,618
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	289,000	297,851
6.25%, 3/15/2033 (a)	462,000	478,872
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	312,000	311,747
7.50%, 2/1/2029 (a)	406,000	422,074
7.25%, 7/1/2031 (a)	255,000	271,298
7.00%, 6/1/2032 (a)	10,000	10,534
6.75%, 6/15/2033 (a)	308,000	324,553
7.45%, 5/1/2034 (a)	118,000	132,936
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	222,000	219,870
4.13%, 4/15/2029 (a)	143,000	139,988
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	308,000	314,061
Efesto Bidco SpA Efesto US LLC (Italy) Series XR, 7.50%, 2/15/2032 (a)	538,000	550,894
Goat Holdco LLC 6.75%, 2/1/2032 (a)	330,000	341,020
Moog, Inc. 4.25%, 12/15/2027 (a)	220,000	219,389
TransDigm, Inc.
6.75%, 8/15/2028 (a)	771,000	784,728
4.63%, 1/15/2029	706,000	703,897
6.38%, 3/1/2029 (a)	145,000	148,941
4.88%, 5/1/2029	507,000	506,110
6.88%, 12/15/2030 (a)	1,342,000	1,396,690
7.13%, 12/1/2031 (a)	555,000	581,690
6.63%, 3/1/2032 (a)	992,000	1,027,704
6.00%, 1/15/2033 (a)	1,246,000	1,268,040
6.38%, 5/31/2033 (a)	1,756,000	1,792,232
6.25%, 1/31/2034 (a)	196,000	202,762
6.13%, 7/31/2034 (a)	74,000	75,164
		13,471,301
Air Freight & Logistics — 0.1%
Rand Parent LLC 8.50%, 2/15/2030 (a)	374,000	390,127
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	213,000	226,041
		616,168
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — 2.4%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	569,000	580,177
8.25%, 4/15/2031 (a)	218,000	228,059
7.50%, 2/15/2033 (a)	33,000	34,634
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	124,000	123,856
5.88%, 6/1/2029 (a)	616,000	622,408
3.75%, 1/30/2031 (a)	22,000	20,928
5.88%, 12/1/2033 (a)	240,000	245,093
American Axle & Manufacturing, Inc.
5.00%, 10/1/2029	51,000	49,825
6.38%, 10/15/2032 (a)	835,000	849,802
7.75%, 10/15/2033 (a)	397,000	403,487
Aptiv Swiss Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 6.88%, 12/15/2054 (b)	244,000	254,386
Clarios Global LP
6.75%, 5/15/2028 (a)	804,000	822,378
6.75%, 2/15/2030 (a)	358,000	374,991
6.75%, 9/15/2032 (a)	89,000	92,384
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	38,000	38,847
5.63% (Cash), 5/15/2027 (a) (c)	515,000	521,836
9.25%, 3/1/2031 (a)	109,000	109,307
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	383,000	345,992
Forvia SE (France) 8.00%, 6/15/2030 (a)	495,000	527,510
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	342,000	361,432
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	947,000	944,441
5.00%, 7/15/2029	520,000	509,722
5.63%, 4/30/2033	84,000	79,951
Icahn Enterprises LP
5.25%, 5/15/2027	764,000	752,502
9.75%, 1/15/2029	235,000	232,262
10.00%, 11/15/2029 (a)	163,000	160,953
9.00%, 6/15/2030	728,000	692,486
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (c)	258,000	271,164
8.00% (Cash), 11/15/2032 (a) (c)	605,000	645,364
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	367,000	379,977
Patrick Industries, Inc.
4.75%, 5/1/2029 (a)	290,000	289,229
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
6.38%, 11/1/2032 (a)	83,000	85,251
Phinia, Inc.
6.75%, 4/15/2029 (a)	244,000	252,183
6.63%, 10/15/2032 (a)	185,000	192,061
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	311,000	114,813
Tenneco, Inc. 8.00%, 11/17/2028 (a)	829,000	829,004
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	670,000	692,518
6.75%, 4/23/2030 (a)	152,000	153,534
7.50%, 3/24/2031 (a)	347,000	357,623
6.88%, 4/23/2032 (a)	947,000	950,009
		15,192,379
Automobiles — 1.1%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	491,000	398,937
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	676,000	676,341
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (a)	551,000	541,293
7.05%, 9/15/2028 (a)	171,000	177,688
6.13%, 9/30/2030 (a)	1,161,000	1,163,688
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,698,000	1,685,379
4.81%, 9/17/2030 (a)	1,019,000	968,373
8.13%, 7/17/2035 (a)	747,000	815,721
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	286,000	267,596
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	155,000	148,785
		6,843,801
Banks — 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	152,000	151,774
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	170,000	177,444
		329,218
Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	509,000	508,908
4.38%, 4/30/2029 (a)	114,000	111,762
		620,670
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	331,000	333,910
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — continued
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	192,000	167,880
GENMAB A/S (Denmark) 6.25%, 12/15/2032 (a)	844,000	875,922
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	301,000	297,197
		1,674,909
Broadline Retail — 1.2%
ANGI Group LLC 3.88%, 8/15/2028 (a)	213,000	191,170
Getty Images, Inc.
14.00%, 3/1/2028 (a)	181,000	167,199
11.25%, 2/21/2030 (a)	473,000	418,564
Kohl's Corp.
10.00%, 6/1/2030 (a)	136,000	148,053
5.55%, 7/17/2045	450,000	294,782
Liberty Interactive LLC
8.50%, 7/15/2029	133,000	5,442
8.25%, 2/1/2030	99,000	4,620
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	70,000	70,324
6.13%, 3/15/2032 (a)	327,000	329,373
4.50%, 12/15/2034	217,000	196,096
5.13%, 1/15/2042	144,000	119,627
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	221,000	220,953
4.63%, 6/1/2028 (a)	468,000	462,328
5.63%, 2/15/2029 (a)	192,000	191,671
3.63%, 10/1/2031 (a)	428,000	388,364
Nordstrom, Inc.
4.00%, 3/15/2027	131,000	129,953
4.38%, 4/1/2030	151,000	145,389
4.25%, 8/1/2031	411,000	382,987
5.00%, 1/15/2044	424,000	322,951
QVC, Inc.
6.88%, 4/15/2029 (a)	23,000	9,660
5.45%, 8/15/2034	449,000	190,825
5.95%, 3/15/2043	229,000	96,637
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	408,000	429,628
9.75%, 4/15/2029 (a)	878,000	973,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (b) (d) (e)	230,000	219,870
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (c)	289,000	270,313
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	220,150
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Wayfair LLC
7.25%, 10/31/2029 (a)	804,000	830,887
6.75%, 11/15/2032 (a)	169,000	172,244
		7,603,904
Building Products — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	166,000	80,717
Advanced Drainage Systems, Inc.
6.38%, 6/15/2030 (a)	76,000	77,328
5.38%, 3/1/2034 (a)	47,000	47,358
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	330,000	345,518
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	489,000	485,381
4.25%, 2/1/2032 (a)	429,000	409,146
6.38%, 6/15/2032 (a)	806,000	828,157
6.38%, 3/1/2034 (a)	132,000	135,962
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	238,000	179,693
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	486,000	353,259
CP Atlas Buyer, Inc.
9.75%, 7/15/2030 (a)	74,000	74,070
12.75% (Blend (Cash 7.00% + PIK 5.75%)), 1/15/2031 (a) (c) (f)	434,828	387,790
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	1,086,000	1,124,005
6.75%, 7/15/2031 (a)	327,000	340,967
Griffon Corp. 5.75%, 3/1/2028	490,000	489,745
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	93,000	76,115
7.00%, 9/1/2032 (a)	325,000	175,500
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	308,000	309,981
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	409,000	412,395
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	110,000	103,081
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	256,000	256,038
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	137,000	47,950
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,557,000	2,657,485
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	937,000	995,454
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	641,000	638,998
4.38%, 7/15/2030 (a)	1,027,000	990,788
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — continued
3.38%, 1/15/2031 (a)	1,233,000	1,138,339
Wilsonart LLC 11.00%, 8/15/2032 (a)	216,000	176,767
		13,337,987
Capital Markets — 1.1%
Aretec Group, Inc.
7.50%, 4/1/2029 (a)	334,000	330,273
10.00%, 8/15/2030 (a)	115,000	122,351
BlackRock TCP Capital Corp. 6.95%, 5/30/2029	138,000	139,161
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	173,000	165,013
3.63%, 10/1/2031 (a)	601,000	525,318
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	526,007	492,369
5.00%, 1/15/2032 (a)	103,000	91,433
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	465,000	510,269
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	440,000	437,685
Hightower Holding LLC
6.75%, 4/15/2029 (a)	152,000	150,711
9.13%, 1/31/2030 (a)	148,000	153,075
Jane Street Group
4.50%, 11/15/2029 (a)	263,000	256,626
7.13%, 4/30/2031 (a)	903,000	939,473
6.13%, 11/1/2032 (a)	900,000	905,374
6.75%, 5/1/2033 (a)	417,000	427,919
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a)	237,000	239,161
8.00%, 8/1/2033 (a)	515,000	513,061
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	94,000	97,547
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	415,000	440,058
VFH Parent LLC 7.50%, 6/15/2031 (a)	213,000	221,695
		7,158,572
Chemicals — 3.4%
Ashland, Inc.
3.38%, 9/1/2031 (a)	224,000	206,359
6.88%, 5/15/2043	93,000	97,992
ASP Unifrax Holdings, Inc.
7.10% (Blend (Cash 5.85% + PIK 1.25%)), 9/30/2029 (a) (c)	401,984	27,301
11.18% (Blend (Cash 6.43% + PIK 4.75%)), 9/30/2029 (a) (c)	53,631	35,508
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Avient Corp.
7.13%, 8/1/2030 (a)	405,000	417,340
6.25%, 11/1/2031 (a)	201,000	207,571
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150,000	157,691
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	536,000	535,726
Celanese US Holdings LLC
7.33%, 7/15/2029 (g)	488,000	515,869
6.50%, 4/15/2030	179,000	183,433
7.05%, 11/15/2030 (g)	780,000	831,631
7.38%, 7/15/2032 (g)	1,180,000	1,243,976
7.20%, 11/15/2033 (g)	882,000	947,573
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	371,000	378,420
Chemours Co. (The)
5.38%, 5/15/2027	24,000	24,253
5.75%, 11/15/2028 (a)	682,000	685,965
8.00%, 1/15/2033 (a)	352,000	358,000
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	357,000	308,805
CVR Partners LP 6.13%, 6/15/2028 (a)	251,000	250,332
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	349,000	343,065
FMC Corp.
5.65%, 5/18/2033	540,000	473,973
6.38%, 5/18/2053	65,000	48,658
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.37%), 8.45%, 11/1/2055 (b)	564,000	370,985
HB Fuller Co. 4.25%, 10/15/2028	142,000	139,597
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	240,169
Huntsman International LLC
2.95%, 6/15/2031	282,000	243,368
5.70%, 10/15/2034	374,000	357,760
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	579,000	516,960
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	200,000	171,500
Ingevity Corp. 3.88%, 11/1/2028 (a)	234,000	228,164
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	203,000	182,790
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	193,000	194,010
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	176,000	173,697
Maxam Prill SARL (Luxembourg) 7.75%, 7/15/2030 (a)	230,000	240,368
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Methanex Corp. (Canada)
5.13%, 10/15/2027	874,000	877,430
5.65%, 12/1/2044	123,000	111,962
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	146,000	145,453
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	299,000	313,017
4.25%, 5/15/2029 (a)	96,000	94,199
7.00%, 12/1/2031 (a)	712,000	759,407
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	148,000	135,715
Olin Corp.
5.63%, 8/1/2029	296,000	295,777
5.00%, 2/1/2030	22,000	21,394
6.63%, 4/1/2033 (a)	443,000	432,577
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	200,000	194,458
6.25%, 10/1/2029 (a)	530,000	518,126
7.25%, 6/15/2031 (a)	291,000	297,735
6.75%, 8/1/2032 (a)	859,000	845,608
7.25%, 2/15/2033 (a)	220,000	219,003
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	192,000	204,458
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	525,000	522,990
6.63%, 5/1/2029 (a)	253,000	252,368
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/2031	165,000	156,001
4.38%, 2/1/2032	397,000	377,283
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	541,000	532,382
SNF Group SACA (France) 3.38%, 3/15/2030 (a)	321,000	303,332
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	432,000	436,675
Tronox, Inc.
4.63%, 3/15/2029 (a)	441,000	340,974
9.13%, 9/30/2030 (a)	187,000	183,617
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	143,000	37,180
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	161,000	154,228
7.38%, 3/1/2031 (a)	847,000	869,510
6.63%, 8/15/2032 (a)	22,000	22,256
7.00%, 8/1/2033 (a)	135,000	137,450
		21,131,374
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — 2.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	253,000	232,751
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	165,000	160,979
4.88%, 7/15/2032 (a)	1,030,000	999,180
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	624,000	618,075
6.00%, 6/1/2029 (a)	380,000	375,983
6.88%, 6/15/2030 (a)	29,000	30,185
7.88%, 2/15/2031 (a)	1,689,000	1,784,443
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	123,000	119,155
4.75%, 10/15/2029 (a)	139,000	136,910
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	497,000	497,134
Brink's Co. (The)
4.63%, 10/15/2027 (a)	175,000	174,793
6.50%, 6/15/2029 (a)	273,000	281,135
6.75%, 6/15/2032 (a)	154,000	159,375
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	253,000	254,526
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	643,000	601,407
4.88%, 7/1/2029 (a)	125,000	102,546
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	290,000	297,750
5.75%, 10/15/2033 (a)	373,000	381,816
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	176,000	175,120
CoreCivic, Inc. 8.25%, 4/15/2029	216,000	224,607
Deluxe Corp.
8.00%, 6/1/2029 (a)	345,000	348,192
8.13%, 9/15/2029 (a)	61,000	63,984
Enviri Corp. 5.75%, 7/31/2027 (a)	208,000	208,175
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	44,000	44,951
6.00%, 6/1/2029 (a)	258,000	252,138
6.50%, 1/15/2031 (a)	324,000	332,866
8.25%, 8/1/2032 (a)	616,000	629,636
GEO Group, Inc. (The)
8.63%, 4/15/2029	23,000	23,932
10.25%, 4/15/2031	517,000	555,116
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	478,000	479,719
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	767,000	755,130
4.75%, 6/15/2029 (a)	294,000	292,094
4.38%, 8/15/2029 (a)	168,000	165,014
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
6.75%, 1/15/2031 (a)	279,000	292,629
HNI Corp. 5.13%, 1/18/2029 (a)	154,000	151,716
Luna 1.5 SARL (Luxembourg) 12.00% (Cash), 7/1/2032 (a) (c)	211,000	226,584
Madison IAQ LLC
4.13%, 6/30/2028 (a)	201,000	198,364
5.88%, 6/30/2029 (a)	547,000	545,690
OT Midco, Inc. 10.00%, 2/15/2030 (a)	200,000	84,914
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	184,000	184,036
7.25%, 3/15/2029 (a)	107,000	106,709
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	408,000	401,527
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	558,000	537,100
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	331,000	318,992
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	396,000	408,050
10.88%, 8/1/2029 (a)	259,000	265,096
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	125,000	120,441
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	461,000	493,256
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	154,000	151,162
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	367,000	381,954
West Technology Group LLC 8.50%, 4/10/2027 (a)	268,000	30,192
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	134,000	133,243
7.38%, 10/1/2031 (a)	696,000	728,679
		17,519,151
Communications Equipment — 0.2%
Ciena Corp. 4.00%, 1/31/2030 (a)	170,000	164,200
Viasat, Inc.
5.63%, 4/15/2027 (a)	454,000	453,163
6.50%, 7/15/2028 (a)	76,000	75,029
7.50%, 5/30/2031 (a)	215,000	212,105
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	176,000	167,213
		1,071,710
Construction & Engineering — 0.6%
AECOM 6.00%, 8/1/2033 (a)	606,000	619,188
Arcosa, Inc.
4.38%, 4/15/2029 (a)	169,000	166,456
6.88%, 8/15/2032 (a)	259,000	271,725
Artera Services LLC 8.50%, 2/15/2031 (a)	255,000	213,172
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	272,455
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	620,000	579,000
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	181,000	184,379
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	213,000	209,731
Fluor Corp. 4.25%, 9/15/2028	223,000	221,332
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	279,000	278,933
7.50%, 4/15/2032 (a)	27,000	28,508
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	148,000	147,585
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	413,000	426,791
Railworks Holdings LP 8.25%, 11/15/2028 (a)	31,000	31,308
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	173,000	189,723
Weekley Homes LLC 4.88%, 9/15/2028 (a)	206,000	203,329
		4,043,615
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	187,000	194,952
Consumer Finance — 2.3%
Ally Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (b)	626,000	624,533
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	169,000	153,554
Azorra Finance Ltd.
7.75%, 4/15/2030 (a)	227,000	237,782
7.25%, 1/15/2031 (a)	254,000	265,098
Bread Financial Holdings, Inc.
6.75%, 5/15/2031 (a)	35,000	35,659
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.38%, 6/15/2035 (a) (b)	77,000	78,493
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (a)	241,000	208,481
12.25%, 11/1/2029 (a)	50,000	50,500
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	500,000	522,426
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	272,000	284,687
8.50%, 5/15/2030 (a)	210,000	224,657
6.63%, 4/15/2031 (a)	200,000	203,080
Enova International, Inc.
11.25%, 12/15/2028 (a)	334,000	352,776
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
9.13%, 8/1/2029 (a)	88,000	92,439
EZCORP, Inc. 7.38%, 4/1/2032 (a)	130,000	139,222
FirstCash, Inc.
4.63%, 9/1/2028 (a)	444,000	438,598
5.63%, 1/1/2030 (a)	135,000	134,319
6.88%, 3/1/2032 (a)	97,000	100,104
GGAM Finance Ltd. (Ireland)
8.00%, 2/15/2027 (a)	457,000	461,684
6.88%, 4/15/2029 (a)	158,000	162,752
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	483,000	497,891
goeasy Ltd. (Canada)
7.63%, 7/1/2029 (a)	263,000	246,556
6.88%, 5/15/2030 (a)	234,000	205,666
7.38%, 10/1/2030 (a)	554,000	491,136
LFS Topco LLC 8.75%, 7/15/2030 (a)	191,000	184,786
Navient Corp.
5.00%, 3/15/2027	437,000	430,387
4.88%, 3/15/2028	571,000	545,501
5.63%, 8/1/2033	947,000	777,901
OneMain Finance Corp.
3.50%, 1/15/2027	585,000	578,185
3.88%, 9/15/2028	176,000	170,303
6.63%, 5/15/2029	235,000	239,906
5.38%, 11/15/2029	864,000	854,202
7.88%, 3/15/2030	777,000	812,707
4.00%, 9/15/2030	542,000	500,361
7.13%, 11/15/2031	371,000	379,247
6.75%, 3/15/2032	33,000	33,256
7.13%, 9/15/2032	661,000	675,977
6.50%, 3/15/2033	70,000	69,362
Phoenix Aviation Capital Ltd. (Ireland) 9.25%, 7/15/2030 (a)	285,000	298,521
PRA Group, Inc.
5.00%, 10/1/2029 (a)	115,000	106,152
8.88%, 1/31/2030 (a)	438,000	445,665
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	259,000	254,291
Rfna LP 7.88%, 2/15/2030 (a)	250,000	248,876
SLM Corp. 6.50%, 1/31/2030	266,000	270,142
Synchrony Financial 7.25%, 2/2/2033	330,000	347,998
TrueNoord Capital DAC (Ireland) 8.75%, 3/1/2030 (a)	176,000	185,711
		14,621,530
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
6.50%, 2/15/2028 (a)	108,000	109,914
3.50%, 3/15/2029 (a)	858,000	827,303
4.88%, 2/15/2030 (a)	1,013,000	1,004,640
6.25%, 3/15/2033 (a)	48,000	49,497
5.75%, 3/31/2034 (a)	1,147,000	1,141,297
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	170,000	160,715
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	153,000	144,999
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	432,000	453,293
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	1,107,000	1,086,112
6.13%, 9/15/2032 (a)	234,000	240,200
Safeway, Inc. 7.25%, 2/1/2031	110,000	119,769
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	174,000	174,312
US Foods, Inc.
6.88%, 9/15/2028 (a)	15,000	15,466
4.75%, 2/15/2029 (a)	618,000	615,400
4.63%, 6/1/2030 (a)	395,000	391,074
7.25%, 1/15/2032 (a)	227,000	237,737
5.75%, 4/15/2033 (a)	22,000	22,440
		6,794,168
Containers & Packaging — 2.2%
ARD Finance SA (Luxembourg) 6.50%, 6/30/2027 (a)	1	—
Ardagh Group SA
9.50%, 12/1/2030 (a)	730,000	790,530
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (f)	504,000	477,071
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	200,000	193,474
4.00%, 9/1/2029 (a)	1,012,000	965,889
Ball Corp.
6.00%, 6/15/2029	352,000	362,925
2.88%, 8/15/2030	569,000	529,222
3.13%, 9/15/2031	147,000	136,468
5.50%, 9/15/2033	591,000	608,184
Cascades, Inc. (Canada)
5.38%, 1/15/2028 (a)	79,000	78,827
6.75%, 7/15/2030 (a)	236,000	241,900
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	571,000	576,896
8.75%, 4/15/2030 (a)	411,000	409,188
6.75%, 4/15/2032 (a)	563,000	567,251
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Crown Americas LLC 5.25%, 4/1/2030	548,000	560,794
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	181,000	175,967
6.38%, 7/15/2032 (a)	677,000	685,790
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	170,000	155,274
LABL, Inc.
5.88%, 11/1/2028 (a)	63,000	25,279
9.50%, 11/1/2028 (a)	450,000	180,562
8.63%, 10/1/2031 (a)	544,000	218,280
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	1,382,000	1,414,822
9.25%, 4/15/2030 (a)	306,000	301,506
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	494,000	494,353
7.25%, 5/15/2031 (a)	90,000	90,995
7.38%, 6/1/2032 (a)	268,000	270,870
Sealed Air Corp.
6.13%, 2/1/2028 (a)	498,000	504,919
6.50%, 7/15/2032 (a)	187,000	192,597
6.88%, 7/15/2033 (a)	561,000	579,899
Silgan Holdings, Inc. 4.13%, 2/1/2028	260,000	257,632
Toucan FinCo. Ltd. (Canada) 9.50%, 5/15/2030 (a)	448,000	425,074
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	268,000	274,940
TriMas Corp. 4.13%, 4/15/2029 (a)	199,000	192,086
Trivium Packaging Finance BV (Netherlands) 8.25%, 7/15/2030 (a)	566,000	606,359
		13,545,823
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	469,000	462,168
Dealer Tire LLC 8.00%, 2/1/2028 (a)	167,000	165,332
Gates Corp. 6.88%, 7/1/2029 (a)	216,000	224,108
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	400,000	406,457
7.75%, 3/15/2031 (a)	187,000	194,417
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	383,000	391,013
S&S Holdings LLC 8.38%, 10/1/2031 (a)	259,000	242,739
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	213,000	201,974
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	343,000	359,684
		2,647,892
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.7%
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	508,000	519,256
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	175,000	168,505
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	366,000	346,999
Covista, Inc. 5.50%, 3/1/2028 (a)	178,000	178,000
Graham Holdings Co. 5.63%, 12/1/2033 (a)	213,000	212,998
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	309,000	308,710
Service Corp. International
3.38%, 8/15/2030	812,000	763,173
4.00%, 5/15/2031	275,000	262,848
5.75%, 10/15/2032	564,000	575,003
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	107,000	42,018
Sotheby's
7.38%, 10/15/2027 (a)	282,000	280,281
5.88%, 6/1/2029 (a)	203,000	195,312
StoneMor, Inc. 8.50%, 5/15/2029 (a)	182,000	176,544
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	549,000	572,860
		4,602,507
Diversified REITs — 0.2%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	298,000	288,330
Uniti Group LP 6.00%, 1/15/2030 (a)	368,000	347,753
Vornado Realty LP
3.40%, 6/1/2031	202,000	184,673
5.75%, 2/1/2033	170,000	172,484
		993,240
Diversified Telecommunication Services — 5.9%
Altice Financing SA (Luxembourg)
9.63%, 7/15/2027 (a)	210,000	157,017
5.00%, 1/15/2028 (a)	810,000	570,780
5.75%, 8/15/2029 (a)	533,000	369,205
Altice France SA (France)
9.50%, 11/1/2029 (a)	37,743	38,322
6.50%, 10/15/2031 (a)	543,365	522,711
6.50%, 4/15/2032 (a)	1,435,343	1,374,637
6.88%, 7/15/2032 (a)	787,685	756,180
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	1,015,000	1,065,336
Bell Canada (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (b)	744,000	776,787
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (b)	231,000	244,501
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	818,000	837,184
CCO Holdings LLC
5.00%, 2/1/2028 (a)	559,000	557,795
5.38%, 6/1/2029 (a)	2,157,000	2,151,869
4.75%, 3/1/2030 (a)	1,322,000	1,278,061
4.50%, 8/15/2030 (a)	1,134,000	1,081,640
4.25%, 2/1/2031 (a)	1,180,000	1,099,878
7.38%, 3/1/2031 (a)	1,212,000	1,250,509
4.75%, 2/1/2032 (a)	854,000	794,157
4.50%, 6/1/2033 (a)	1,681,000	1,501,331
4.25%, 1/15/2034 (a)	1,836,000	1,599,341
Cipher Compute LLC 7.13%, 11/15/2030 (a)	748,000	779,673
Connect Holding II LLC 10.50%, 4/3/2031 (a)	961,000	929,323
Embarq LLC 8.00%, 6/1/2036	490,000	187,425
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	200,000	202,932
6.00%, 9/30/2034 (a)	387,000	379,354
7.72%, 6/4/2038 (a)	350,000	361,202
Flash Compute LLC 7.25%, 12/31/2030 (a)	562,000	575,274
GCI LLC 4.75%, 10/15/2028 (a)	259,000	254,484
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,307,000	1,353,627
7.00%, 3/31/2034 (a)	843,000	876,336
8.50%, 1/15/2036 (a)	834,000	868,360
Lumen Technologies, Inc. 4.50%, 1/15/2029 (a)	512,000	487,380
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	1,640,000	1,647,347
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	120,000	127,433
6.00%, 9/30/2034	5,000	5,205
7.20%, 7/18/2036	87,000	96,394
7.72%, 6/4/2038	621,000	709,611
TELUS Corp. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.63%, 10/15/2055 (b)	395,000	407,884
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.00%, 10/15/2055 (b)	794,000	837,873
Uniti Group LP
4.75%, 4/15/2028 (a)	136,000	135,671
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
8.63%, 6/15/2032 (a)	1,102,000	1,117,656
Uniti Services LLC 7.50%, 10/15/2033 (a)	732,000	761,596
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	839,000	702,946
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	915,000	888,309
4.50%, 8/15/2030 (a)	1,155,000	1,052,849
Windstream Services LLC 8.25%, 10/1/2031 (a)	950,000	1,000,193
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,377,000	1,458,262
Zayo Group Holdings, Inc.
9.25% (Blend (Cash 8.75% + PIK 0.50%)), 3/9/2030 (a) (c) (f)	368,925	358,896
13.75% (Blend (Cash 11.87% + PIK 1.88%)), 9/9/2030 (a) (c) (f)	511,000	458,303
		37,049,039
Electric Utilities — 2.5%
Alpha Generation LLC
6.75%, 10/15/2032 (a)	330,000	342,876
6.25%, 1/15/2034 (a)	426,000	432,606
California Buyer Ltd. (United Kingdom) 6.38%, 2/15/2032 (a)	585,000	583,278
DPL LLC 4.35%, 4/15/2029	82,000	80,765
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (b)	417,000	434,113
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	536,000	565,847
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (b)	226,000	227,676
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	261,000	266,029
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	171,000	161,210
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	256,000	274,747
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	814,000	784,527
5.25%, 6/15/2029 (a)	988,000	991,447
5.75%, 7/15/2029 (a)	378,000	378,653
3.88%, 2/15/2032 (a)	589,000	551,496
6.00%, 2/1/2033 (a)	553,000	566,390
6.25%, 11/1/2034 (a)	17,000	17,581
6.00%, 1/15/2036 (a)	973,000	990,282
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
PacifiCorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 7.38%, 9/15/2055 (b)	367,000	371,687
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 7.13%, 8/15/2056 (b)	337,000	331,216
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	276,000	272,802
PG&E Corp.
5.25%, 7/1/2030	915,000	915,758
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	714,000	738,635
TXNM Energy, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.00%, 7/31/2056 (a) (b)	460,000	467,275
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	841,000	832,039
7.75%, 10/15/2031 (a)	778,000	822,159
6.88%, 4/15/2032 (a)	580,000	610,172
VoltaGrid LLC 7.38%, 11/1/2030 (a)	879,000	917,844
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	522,000	519,767
7.25%, 1/15/2029 (a)	932,000	967,370
7.75%, 4/15/2034 (a)	245,000	254,028
		15,670,275
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	173,000	165,929
EnerSys
4.38%, 12/15/2027 (a)	118,000	117,511
6.63%, 1/15/2032 (a)	141,000	145,439
Sensata Technologies BV 5.88%, 9/1/2030 (a)	540,000	546,240
		975,119
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	428,000	428,231
Crane NXT Co. 4.20%, 3/15/2048	234,000	155,223
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	220,000	220,551
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	388,000	380,614
3.75%, 2/15/2031 (a)	306,000	288,483
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	220,000	213,499
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	220,000	225,494
		1,912,095
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 1.8%
Archrock Partners LP
6.25%, 4/1/2028 (a)	569,000	569,444
6.63%, 9/1/2032 (a)	36,000	37,463
Archrock Services LP 6.00%, 2/1/2034 (a)	388,000	392,844
Borr IHC Ltd. (Mexico)
10.00%, 11/15/2028 (a)	556,586	578,710
10.38%, 11/15/2030 (a)	419,854	437,211
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	247,000	247,000
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	242,000	257,241
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	127,000	133,326
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	297,000	307,968
6.50%, 10/1/2033 (a)	54,000	55,686
6.75%, 10/1/2035 (a)	569,000	594,544
Nabors Industries, Inc.
8.88%, 8/15/2031 (a)	338,000	350,161
7.63%, 11/15/2032 (a)	497,000	512,002
Nine Energy Service, Inc. 13.00%, 2/1/2028	182,000	58,473
Noble Finance II LLC 8.00%, 4/15/2030 (a)	656,000	682,778
Oceaneering International, Inc. 6.00%, 2/1/2028	134,000	136,339
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	170,000	172,204
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	200,000	210,171
SESI LLC 7.88%, 9/30/2030 (a)	284,000	289,974
Star Holding LLC 8.75%, 8/1/2031 (a)	148,000	149,090
TGS ASA (Norway) 8.50%, 1/15/2030 (a)	169,000	178,536
Tidewater, Inc. 9.13%, 7/15/2030 (a)	281,000	303,986
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	33,985	34,868
Transocean International Ltd.
8.25%, 5/15/2029 (a)	652,000	678,911
8.75%, 2/15/2030 (a)	121,800	127,433
7.50%, 4/15/2031	210,000	216,313
7.88%, 10/15/2032 (a)	344,000	369,358
6.80%, 3/15/2038	353,000	342,027
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	248,548	254,081
USA Compression Partners LP
7.13%, 3/15/2029 (a)	535,000	552,832
6.25%, 10/1/2033 (a)	232,000	235,933
Valaris Ltd. 8.38%, 4/30/2030 (a)	461,000	483,457
Viridien (France) 10.00%, 10/15/2030 (a)	218,000	233,765
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
WBI Operating LLC
6.25%, 10/15/2030 (a)	91,000	92,751
6.50%, 10/15/2033 (a)	520,000	528,450
Weatherford International Ltd.
8.63%, 4/30/2030 (a)	82,000	84,239
6.75%, 10/15/2033 (a)	438,000	457,922
		11,347,491
Entertainment — 1.2%
Allen Media LLC 10.50%, 2/15/2028 (a)	287,000	117,294
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	264,000	191,438
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	200,000	207,033
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	230,000	230,041
7.00%, 8/1/2032 (a)	313,000	325,997
Discovery Global Holdings, Inc.
4.05%, 3/15/2029	1,063,000	1,051,700
4.28%, 3/15/2032	1,825,000	1,676,719
5.05%, 3/15/2042	996,000	699,690
5.14%, 3/15/2052	1,304,000	854,120
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (a)	920,000	919,411
3.75%, 1/15/2028 (a)	228,000	224,397
Muvico LLC 15.00% (Blend (Cash 9.00% + PIK 6.00%)), 2/19/2029 (a) (c)	157,000	147,504
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	308,967
ROBLOX Corp. 3.88%, 5/1/2030 (a)	461,000	440,217
		7,394,528
Financial Services — 3.1%
Block, Inc.
5.63%, 8/15/2030 (a)	148,000	149,940
3.50%, 6/1/2031	776,000	728,658
6.50%, 5/15/2032	1,390,000	1,429,975
Burford Capital Global Finance LLC
6.88%, 4/15/2030 (a)	203,000	196,980
9.25%, 7/1/2031 (a)	629,000	639,013
7.50%, 7/15/2033 (a)	388,000	362,904
CPI CG, Inc. 10.00%, 7/15/2029 (a)	115,000	121,494
CrossCountry Intermediate HoldCo LLC
6.50%, 10/1/2030 (a)	96,000	95,619
6.75%, 12/1/2032 (a)	557,000	551,296
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	406,000	441,557
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	627,000	654,889
9.13%, 5/15/2031 (a)	271,000	280,518
8.38%, 4/1/2032 (a)	223,000	224,672
7.88%, 4/1/2033 (a)	299,000	294,712
HA Sustainable Infrastructure Capital, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.48%), 7.13%, 11/15/2056 (b)	178,000	177,951
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	494,000	396,099
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	317,000	301,409
6.63%, 10/15/2031 (a)	399,000	388,522
Jefferson Capital Holdings LLC
9.50%, 2/15/2029 (a)	145,000	152,796
8.25%, 5/15/2030 (a)	240,000	251,446
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	404,000	359,597
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	216,000	147,111
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	580,000	622,863
Paysafe Finance plc 4.00%, 6/15/2029 (a)	148,000	123,865
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (a)	418,000	401,849
7.88%, 12/15/2029 (a)	814,000	854,646
7.13%, 11/15/2030 (a)	207,000	212,801
5.75%, 9/15/2031 (a)	476,000	462,127
6.88%, 2/15/2033 (a)	126,000	126,140
6.75%, 2/15/2034 (a)	53,000	52,399
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	267,000	268,062
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	264,000	254,897
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	260,000	269,532
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	53,000	54,451
6.13%, 8/1/2030 (a)	1,346,000	1,380,934
7.13%, 2/1/2032 (a)	549,000	574,179
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	313,000	301,566
3.88%, 3/1/2031 (a)	466,000	437,954
4.00%, 10/15/2033 (a)	1,016,000	934,983
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	751,000	735,081
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	528,000	544,226
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	324,000	340,632
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	224,000	223,028
5.50%, 4/15/2029 (a)	300,000	294,220
UWM Holdings LLC
6.63%, 2/1/2030 (a)	742,000	736,392
6.25%, 3/15/2031 (a)	50,000	48,309
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	145,000	146,930
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	170,000	168,030
WEX, Inc. 6.50%, 3/15/2033 (a)	235,000	236,184
		19,153,438
Food Products — 1.4%
B&G Foods, Inc.
5.25%, 9/15/2027	370,000	358,887
8.00%, 9/15/2028 (a)	197,000	191,106
Chobani LLC 7.63%, 7/1/2029 (a)	685,000	712,547
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	554,000	553,842
6.00%, 6/15/2030 (a)	131,000	132,671
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	422,000	434,678
Froneri Lux FinCo. SARL (United Kingdom) 6.00%, 8/1/2032 (a)	282,000	283,567
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	42,000	43,106
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	119,000	119,019
4.13%, 1/31/2030 (a)	333,000	322,786
4.38%, 1/31/2032 (a)	488,000	465,854
Pilgrim's Pride Corp.
4.25%, 4/15/2031	892,000	874,280
3.50%, 3/1/2032	360,000	337,223
6.25%, 7/1/2033	19,000	20,477
6.88%, 5/15/2034	119,000	133,155
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	956,000	935,780
4.50%, 9/15/2031 (a)	849,000	812,254
6.25%, 2/15/2032 (a)	772,000	794,154
6.25%, 10/15/2034 (a)	18,000	18,384
6.50%, 3/15/2036 (a)	226,000	229,907
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	464,000	447,964
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	389,000	393,784
		8,615,425
Gas Utilities — 0.4%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (b)	377,000	393,894
AmeriGas Partners LP
5.75%, 5/20/2027	510,000	514,203
9.38%, 6/1/2028 (a)	178,000	183,978
Ferrellgas LP
5.88%, 4/1/2029 (a)	84,000	81,203
9.25%, 1/15/2031 (a)	623,000	646,387
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	571,000	549,909
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	259,000	251,647
		2,621,221
Ground Transportation — 1.1%
Albion Financing 1 SARL (Luxembourg) 7.00%, 5/21/2030 (a)	548,000	573,895
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	410,000	409,453
4.75%, 4/1/2028 (a)	142,000	138,752
5.38%, 3/1/2029 (a)	244,000	233,589
8.00%, 2/15/2031 (a)	55,000	54,519
8.38%, 6/15/2032 (a)	682,000	670,653
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	242,000	253,478
Brightline East LLC 11.00%, 1/31/2030 (a)	579,000	153,918
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	88,000	85,817
Clue Opco LLC 9.50%, 10/15/2031 (a)	330,000	341,731
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	217,000	222,568
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	267,000	258,713
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	303,000	312,313
Hertz Corp. (The) 12.63%, 7/15/2029 (a)	889,000	819,742
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	394,000	391,970
RXO, Inc. 6.38%, 5/15/2031 (a)	41,000	39,911
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	303,000	288,141
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	242,000	252,086
Watco Cos. LLC 7.13%, 8/1/2032 (a)	407,000	428,247
XPO CNW, Inc. 6.70%, 5/1/2034	130,000	139,468
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
XPO, Inc.
7.13%, 6/1/2031 (a)	35,000	36,369
7.13%, 2/1/2032 (a)	452,000	473,688
		6,579,021
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	1,014,000	1,004,756
3.88%, 11/1/2029 (a)	98,000	93,556
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	605,000	626,931
DENTSPLY SIRONA, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 8.38%, 9/12/2055 (b)	235,000	234,785
Embecta Corp. 5.00%, 2/15/2030 (a)	269,000	252,831
Hologic, Inc.
4.63%, 2/1/2028 (a)	147,000	146,863
3.25%, 2/15/2029 (a)	437,000	434,733
Insulet Corp. 6.50%, 4/1/2033 (a)	198,000	205,935
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,138,000	1,137,910
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	153,000	163,513
Teleflex, Inc.
4.63%, 11/15/2027	341,000	339,124
4.25%, 6/1/2028 (a)	90,000	88,636
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	162,000	165,074
		4,894,647
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	480,000	477,718
5.00%, 4/15/2029 (a)	169,000	165,527
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	461,000	221,805
AdaptHealth LLC
6.13%, 8/1/2028 (a)	404,000	405,257
5.13%, 3/1/2030 (a)	203,000	195,604
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	132,000	129,066
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	132,000	131,496
6.88%, 4/15/2029 (a)	334,000	322,646
6.13%, 4/1/2030 (a)	331,000	292,641
5.25%, 5/15/2030 (a)	524,000	503,476
4.75%, 2/15/2031 (a)	1,080,000	990,891
10.88%, 1/15/2032 (a)	822,000	890,823
9.75%, 1/15/2034 (a)	799,000	842,001
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	281,000	293,404
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (b)	581,000	604,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (b)	720,000	757,317
DaVita, Inc.
4.63%, 6/1/2030 (a)	841,000	823,277
3.75%, 2/15/2031 (a)	1,320,000	1,233,530
6.88%, 9/1/2032 (a)	168,000	174,566
6.75%, 7/15/2033 (a)	415,000	430,887
Encompass Health Corp.
4.50%, 2/1/2028	373,000	371,267
4.63%, 4/1/2031	486,000	477,130
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	440,000	460,627
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	297,000	266,044
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	256,000	249,348
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	380,000	368,207
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	492,000	480,830
11.00%, 10/15/2030 (a)	316,000	343,215
8.38%, 2/15/2032 (a)	757,000	819,556
10.00%, 6/1/2032 (a)	139,000	144,978
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	564,000	554,178
3.88%, 11/15/2030 (a)	442,000	402,630
6.50%, 2/15/2031 (a)	9,000	9,029
3.88%, 5/15/2032 (a)	568,000	501,652
6.25%, 1/15/2033 (a)	98,000	96,404
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	586,000	429,602
11.50% (Blend (Cash 6.50% + PIK 5.00%)), 12/31/2030 (a) (c)	281,875	249,694
6.75% (Blend (Cash 6.00% + PIK 0.75%)), 3/31/2031 (a) (c)	124,811	79,801
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	551,000	548,969
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	216,000	210,893
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.75%, 4/17/2032 (a)	216,000	186,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	182,000	180,823
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	659,000	688,347
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (c)	461,439	427,935
8.50%, 7/15/2032 (a)	270,000	278,014
Select Medical Corp. 6.25%, 12/1/2032 (a)	242,000	236,074
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	324,000	340,919
Star Parent, Inc. 9.00%, 10/1/2030 (a)	429,000	435,420
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	558,000	557,323
Team Health Holdings, Inc.
8.38%, 6/30/2028 (a)	269,000	270,785
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 6/30/2028 (a) (c)	359,000	372,552
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a)	185,000	180,960
Tenet Healthcare Corp.
5.13%, 11/1/2027	311,000	311,181
4.63%, 6/15/2028	358,000	357,510
6.13%, 10/1/2028	474,000	475,094
4.25%, 6/1/2029	1,191,000	1,172,518
4.38%, 1/15/2030	490,000	481,071
6.75%, 5/15/2031	1,500,000	1,557,412
6.88%, 11/15/2031	609,000	665,911
5.50%, 11/15/2032 (a)	469,000	474,831
6.00%, 11/15/2033 (a)	11,000	11,368
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	433,000	433,135
		27,046,441
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 2/15/2028	238,000	232,730
7.25%, 10/15/2030 (a)	134,000	139,345
4.38%, 3/1/2031	224,000	202,613
MPT Operating Partnership LP
5.00%, 10/15/2027	927,000	908,277
4.63%, 8/1/2029	273,000	235,869
3.50%, 3/15/2031	1,040,000	795,330
8.50%, 2/15/2032 (a)	92,000	98,466
		2,612,630
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Technology — 0.3%
IQVIA, Inc.
6.50%, 5/15/2030 (a)	332,000	341,367
6.25%, 6/1/2032 (a)	1,232,000	1,267,329
		1,608,696
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	84,000	83,992
4.88%, 5/15/2029 (a)	651,000	639,446
7.00%, 2/1/2030 (a)	150,000	155,306
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	175,000	178,430
RHP Hotel Properties LP
4.75%, 10/15/2027	40,000	39,991
7.25%, 7/15/2028 (a)	224,000	230,012
4.50%, 2/15/2029 (a)	599,000	590,769
6.50%, 4/1/2032 (a)	336,000	347,685
6.50%, 6/15/2033 (a)	253,000	262,814
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	213,000	203,764
Service Properties Trust
Zero Coupon, 9/30/2027 (a)	79,000	72,055
5.50%, 12/15/2027	607,000	608,295
4.95%, 10/1/2029	193,000	175,296
4.38%, 2/15/2030	325,000	287,854
8.63%, 11/15/2031 (a)	264,000	277,693
8.88%, 6/15/2032	461,000	462,728
XHR LP 4.88%, 6/1/2029 (a)	406,000	400,484
		5,016,614
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	740,000	730,653
4.38%, 1/15/2028 (a)	502,000	499,820
3.50%, 2/15/2029 (a)	259,000	250,088
6.13%, 6/15/2029 (a)	277,000	284,884
5.63%, 9/15/2029 (a)	38,000	38,672
4.00%, 10/15/2030 (a)	1,428,000	1,371,318
Affinity Interactive 6.88%, 12/15/2027 (a)	240,000	145,930
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	268,000	246,862
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	130,000	114,758
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	824,000	806,067
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	298,000	295,877
Brightstar Lottery plc 5.25%, 1/15/2029 (a)	656,000	653,245
Brinker International, Inc. 8.25%, 7/15/2030 (a)	186,000	195,930
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	670,000	655,466
7.00%, 2/15/2030 (a)	498,000	510,569
6.50%, 2/15/2032 (a)	1,151,000	1,169,643
6.00%, 10/15/2032 (a)	182,000	177,908
Carnival Corp.
5.13%, 5/1/2029 (a)	37,000	37,531
5.75%, 3/15/2030 (a)	1,042,000	1,077,655
5.88%, 6/15/2031 (a)	849,000	887,224
5.75%, 8/1/2032 (a)	728,000	755,518
6.13%, 2/15/2033 (a)	878,000	908,955
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	106,000	106,052
5.75%, 4/1/2030 (a)	1,229,000	1,238,836
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	423,000	411,313
6.75%, 1/15/2030 (a)	505,000	476,275
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	180,000	156,150
Genting New York LLC 7.25%, 10/1/2029 (a)	200,000	207,365
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	230,000	233,771
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,072,000	1,043,736
4.88%, 1/15/2030	526,000	526,407
4.00%, 5/1/2031 (a)	823,000	790,246
3.63%, 2/15/2032 (a)	1,044,000	972,733
5.88%, 3/15/2033 (a)	505,000	519,763
Hilton Grand Vacations Borrower LLC
4.88%, 7/1/2031 (a)	687,000	646,429
6.63%, 1/15/2032 (a)	309,000	315,251
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	220,000	216,264
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	213,000	197,704
Life Time, Inc. 6.00%, 11/15/2031 (a)	216,000	222,482
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)	288,000	295,204
6.25%, 10/1/2033 (a)	606,000	608,618
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	292,000	306,318
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	224,000	165,920
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	176,000	174,239
4.50%, 6/15/2029 (a)	198,000	191,092
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.50%, 10/1/2033 (a)	241,000	233,682
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	210,000	173,260
MGM Resorts International
4.75%, 10/15/2028	723,000	723,421
6.50%, 4/15/2032	591,000	606,625
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	324,000	318,319
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (a)	192,000	200,075
11.88%, 4/15/2031 (a)	427,000	452,668
Motion Finco SARL (United Kingdom) 8.38%, 2/15/2032 (a)	460,000	366,787
NCL Corp. Ltd.
7.75%, 2/15/2029 (a)	867,000	926,375
6.25%, 3/1/2030 (a)	311,000	318,390
5.88%, 1/15/2031 (a)	108,000	109,137
6.75%, 2/1/2032 (a)	948,000	976,283
6.25%, 9/15/2033 (a)	28,000	28,262
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	219,000	211,687
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	188,000	177,877
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	331,000	312,388
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	319,000	228,882
5.88%, 9/1/2031 (a)	189,000	120,487
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	182,250
4.63%, 4/6/2031 (a)	700,000	601,513
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (a)	200,000	204,355
6.63%, 2/1/2033 (a)	319,000	327,376
Sabre GLBL, Inc.
10.75%, 11/15/2029 (a)	38,000	27,718
10.75%, 3/15/2030 (a)	555,000	402,375
11.13%, 7/15/2030 (a)	773,000	560,425
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	346,000	313,559
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	313,000	303,613
Six Flags Entertainment Corp.
5.25%, 7/15/2029	372,000	357,799
7.25%, 5/15/2031 (a)	700,000	687,040
6.63%, 5/1/2032 (a)	430,000	437,176
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	148,000	147,419
Station Casinos LLC
4.50%, 2/15/2028 (a)	177,000	176,285
4.63%, 12/1/2031 (a)	194,000	187,183
6.63%, 3/15/2032 (a)	353,000	361,373
TKC Holdings, Inc. 8.50%, 8/15/2030 (a)	470,000	480,946
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	136,000	136,387
6.00%, 4/1/2027 (g)	398,000	402,904
4.63%, 3/1/2030 (a)	114,000	111,341
6.13%, 9/1/2033 (a)	163,000	165,684
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	35,000	35,618
6.50%, 5/15/2032 (a)	443,000	458,811
Viking Cruises Ltd.
7.00%, 2/15/2029 (a)	709,000	710,066
9.13%, 7/15/2031 (a)	171,000	181,935
5.88%, 10/15/2033 (a)	554,000	565,169
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	48,000	47,961
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	232,000	231,802
Voyager Parent LLC 9.25%, 7/1/2032 (a)	799,000	853,189
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	220,000	218,445
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	389,000	390,094
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	218,000	219,244
7.13%, 2/15/2031 (a)	739,000	798,076
6.25%, 3/15/2033 (a)	131,000	133,782
Yum! Brands, Inc.
3.63%, 3/15/2031	506,000	480,306
4.63%, 1/31/2032	767,000	754,166
5.38%, 4/1/2032	876,000	890,489
6.88%, 11/15/2037	152,000	169,709
		42,034,929
Household Durables — 1.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	175,000	181,554
Ashton Woods USA LLC
4.63%, 4/1/2030 (a)	438,000	418,382
6.88%, 8/1/2033 (a)	94,000	94,879
Beazer Homes USA, Inc.
5.88%, 10/15/2027	173,000	172,725
7.25%, 10/15/2029	242,000	246,901
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	455,000	454,498
5.00%, 6/15/2029 (a)	21,000	20,343
4.88%, 2/15/2030 (a)	134,000	125,948
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	390,000	320,119
Century Communities, Inc.
3.88%, 8/15/2029 (a)	413,000	393,741
6.63%, 9/15/2033 (a)	41,000	41,661
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	156,000	161,145
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	217,000	224,100
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	219,000	221,906
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/2031 (a)	38,000	39,082
8.38%, 10/1/2033 (a)	351,000	359,941
KB Home
6.88%, 6/15/2027	429,000	436,589
4.80%, 11/15/2029	5,000	4,993
4.00%, 6/15/2031	141,000	134,698
LGI Homes, Inc.
4.00%, 7/15/2029 (a)	139,000	129,136
7.00%, 11/15/2032 (a)	343,000	336,257
M/I Homes, Inc. 4.95%, 2/1/2028	300,000	298,971
Mattamy Group Corp. (Canada) 4.63%, 3/1/2030 (a)	416,000	406,129
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	329,000	346,491
Newell Brands, Inc.
6.38%, 9/15/2027	249,000	252,623
6.63%, 9/15/2029	481,000	488,495
6.63%, 5/15/2032	869,000	868,959
7.37%, 4/1/2036 (g)	122,000	123,128
7.50%, 4/1/2046 (g)	276,000	245,698
Shea Homes LP 4.75%, 2/15/2028	323,000	321,334
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	653,000	634,607
3.88%, 10/15/2031 (a)	64,000	60,077
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	163,000	170,890
Taylor Morrison Communities, Inc.
5.13%, 8/1/2030 (a)	494,000	498,305
5.75%, 11/15/2032 (a)	148,000	152,927
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — continued
TopBuild Corp.
4.13%, 2/15/2032 (a)	736,000	699,496
5.63%, 1/31/2034 (a)	11,000	11,094
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	100,000	100,577
5.70%, 6/15/2028	181,000	183,794
Whirlpool Corp.
4.75%, 2/26/2029	563,000	554,840
6.13%, 6/15/2030	137,000	137,615
2.40%, 5/15/2031	26,000	21,736
5.50%, 3/1/2033	89,000	85,010
5.75%, 3/1/2034	157,000	149,175
4.50%, 6/1/2046	372,000	272,982
4.60%, 5/15/2050	637,000	466,460
		12,070,011
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	351,000	338,724
4.13%, 4/30/2031 (a)	174,000	166,093
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	414,000	410,040
4.38%, 3/31/2029 (a)	331,000	321,532
6.00%, 9/15/2033 (a)	20,000	19,526
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	166,000	112,880
10.75%, 6/30/2032 (a)	301,000	131,687
		1,500,482
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (b)	208,000	209,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.95%, 7/15/2055 (b)	514,000	496,785
Atlantica Sustainable Infrastructure Ltd. (Spain) 4.13%, 6/15/2028 (a)	225,000	219,696
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	837,000	834,268
3.75%, 2/15/2031 (a)	25,000	23,684
3.75%, 1/15/2032 (a)	306,000	284,590
Lightning Power LLC 7.25%, 8/15/2032 (a)	683,000	725,115
Talen Energy Supply LLC
8.63%, 6/1/2030 (a)	570,000	599,755
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
6.25%, 2/1/2034 (a)	467,000	475,217
6.50%, 2/1/2036 (a)	643,000	661,112
TransAlta Corp. (Canada)
5.88%, 2/1/2034	306,000	307,912
6.50%, 3/15/2040	264,000	266,567
		5,103,771
Insurance — 3.0%
Acrisure LLC
8.25%, 2/1/2029 (a)	974,000	974,240
4.25%, 2/15/2029 (a)	322,000	306,373
8.50%, 6/15/2029 (a)	349,000	348,199
7.50%, 11/6/2030 (a)	173,000	176,054
6.75%, 7/1/2032 (a)	13,000	12,750
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a)	1,080,000	1,092,429
7.00%, 1/15/2031 (a)	925,000	941,789
6.50%, 10/1/2031 (a)	845,000	849,638
7.38%, 10/1/2032 (a)	122,000	120,631
American National Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 7.00%, 12/1/2055 (b) (h)	220,000	218,150
AmWINS Group, Inc. 6.38%, 2/15/2029 (a)	678,000	689,942
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	148,000	144,979
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	325,000	314,866
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	1,046,000	1,071,057
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	474,000	467,824
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (a)	1,522,000	1,598,569
8.38%, 2/1/2034 (a)	1,315,000	1,308,644
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	256,000	256,840
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	313,000	303,140
Fidelis Insurance Holdings Ltd. (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.28%), 7.75%, 6/15/2055 (b)	235,000	252,415
Global Atlantic Fin Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 7.25%, 3/1/2056 (a) (b)	395,000	376,437
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Howden UK Refinance plc (United Kingdom)
7.25%, 2/15/2031 (a)	680,000	689,278
8.13%, 2/15/2032 (a)	241,000	230,740
HUB International Ltd.
5.63%, 12/1/2029 (a)	241,000	237,256
7.25%, 6/15/2030 (a)	1,436,000	1,481,168
7.38%, 1/31/2032 (a)	797,000	811,206
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	335,000	347,579
6.88%, 10/1/2033 (a)	144,000	132,219
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	675,000	453,641
Nassau Cos. of New York (The) 7.88%, 7/15/2030 (a)	181,000	168,184
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	1,295,000	1,317,463
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	648,000	652,895
USI, Inc. 7.50%, 1/15/2032 (a)	239,000	244,617
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (b) (d) (e)	173,000	170,511
		18,761,723
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	175,000	171,334
Snap, Inc.
6.88%, 3/1/2033 (a)	621,000	618,528
6.88%, 3/15/2034 (a)	264,000	263,194
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	202,000	181,548
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	238,000	151,524
		1,386,128
IT Services — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	170,000	164,434
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	18,000	17,433
6.13%, 12/1/2028 (a)	608,000	573,809
ASGN, Inc. 4.63%, 5/15/2028 (a)	234,000	226,909
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	359,000	358,735
Cogent Communications Group LLC
7.00%, 6/15/2027 (a)	329,000	322,959
6.50%, 7/1/2032 (a)	249,000	220,594
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	227,000	156,097
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	1,389,000	1,360,456
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
9.00%, 2/1/2031 (a)	213,000	205,517
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	321,000	313,830
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	618,000	578,154
ION Platform Finance US, Inc.
8.75%, 5/1/2029 (a)	23,000	21,318
9.50%, 5/30/2029 (a)	757,000	711,073
9.00%, 8/1/2029 (a)	693,000	643,881
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	102,000	58,446
Twilio, Inc. 3.88%, 3/15/2031	434,000	409,043
Unisys Corp. 10.63%, 1/15/2031 (a)	421,000	354,703
Virtusa Corp. 7.13%, 12/15/2028 (a)	154,000	134,884
		6,832,275
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	308,000	321,560
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	185,000	182,539
3.75%, 3/15/2029 (a)	43,000	41,385
4.00%, 3/15/2031 (a)	420,000	396,544
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	210,000	200,375
		820,843
Machinery — 1.0%
Amsted Industries, Inc.
4.63%, 5/15/2030 (a)	120,000	118,734
6.38%, 3/15/2033 (a)	266,000	276,438
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	148,000	144,612
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	323,000	335,489
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	521,000	541,221
9.50%, 1/1/2031 (a)	319,000	335,560
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	300,000	308,418
Enpro, Inc. 6.13%, 6/1/2033 (a)	212,000	218,794
Esab Corp. 6.25%, 4/15/2029 (a)	328,000	336,219
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	461,000	223,585
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	38,000	22,420
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	213,000	213,827
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — continued
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	130,000	141,312
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	216,000	227,928
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	198,000	192,344
New Flyer Holdings, Inc. (Canada) 9.25%, 7/1/2030 (a)	143,000	154,357
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	154,000	159,887
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	220,000	216,812
Terex Corp.
5.00%, 5/15/2029 (a)	389,000	388,357
6.25%, 10/15/2032 (a)	199,000	204,944
Titan International, Inc. 7.00%, 4/30/2028	170,000	170,539
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	586,000	585,762
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	258,000	265,439
Wabash National Corp. 4.50%, 10/15/2028 (a)	176,000	162,126
		5,945,124
Marine Transportation — 0.1%
Danaos Corp. (Greece)
8.50%, 3/1/2028 (a)	123,000	123,000
6.88%, 10/15/2032 (a)	281,000	289,801
		412,801
Media — 6.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	313,000	256,660
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	378,000	405,406
4.25%, 2/15/2029	155,000	136,693
10.50%, 7/15/2032 (a)	139,000	142,390
Cable One, Inc. 4.00%, 11/15/2030 (a)	247,000	170,993
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)	971,000	977,914
7.88%, 4/1/2030 (a)	759,000	799,837
7.13%, 2/15/2031 (a)	188,000	198,718
7.50%, 3/15/2033 (a)	226,000	243,972
CMG Media Corp. 8.88%, 6/18/2029 (a)	245,000	213,815
CSC Holdings LLC
5.50%, 4/15/2027 (a)	922,000	781,706
5.38%, 2/1/2028 (a)	943,000	678,293
11.75%, 1/31/2029 (a)	404,000	287,876
6.50%, 2/1/2029 (a)	709,000	447,911
5.75%, 1/15/2030 (a)	1,573,000	607,750
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.13%, 12/1/2030 (a)	599,000	365,432
4.63%, 12/1/2030 (a)	651,000	240,945
4.50%, 11/15/2031 (a)	1,037,000	622,357
5.00%, 11/15/2031 (a)	867,000	324,059
Directv Financing LLC
5.88%, 8/15/2027 (a)	1,370,000	1,371,592
10.00%, 2/15/2031 (a)	1,236,000	1,264,147
Discovery Communications LLC 3.63%, 5/15/2030	1,077,000	1,044,690
DISH DBS Corp.
7.75%, 7/1/2026	221,000	218,262
5.25%, 12/1/2026 (a)	1,541,000	1,496,822
7.38%, 7/1/2028	749,000	722,668
5.75%, 12/1/2028 (a)	1,126,000	1,089,749
5.13%, 6/1/2029	362,000	323,278
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,095,000	1,133,627
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	170,000	157,265
EchoStar Corp.
10.75%, 11/30/2029	2,769,000	3,023,593
6.75% (Cash), 11/30/2030 (c)	775,602	785,494
EW Scripps Co. (The) 9.88%, 8/15/2030 (a)	115,000	115,476
Gray Media, Inc.
10.50%, 7/15/2029 (a)	710,000	761,170
4.75%, 10/15/2030 (a)	411,000	333,613
5.38%, 11/15/2031 (a)	1,005,000	791,220
9.63%, 7/15/2032 (a)	84,000	87,275
7.25%, 8/15/2033 (a)	113,000	116,684
iHeartCommunications, Inc.
4.75%, 1/15/2028 (a)	6,000	5,367
9.13%, 5/1/2029 (a)	324,846	288,616
10.88%, 5/1/2030 (a)	613,291	454,952
7.75%, 8/15/2030 (a)	82,000	65,214
Lamar Media Corp.
3.75%, 2/15/2028	673,000	661,772
4.88%, 1/15/2029	59,000	58,953
4.00%, 2/15/2030	278,000	269,253
3.63%, 1/15/2031	73,000	68,961
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027 (a)	646,000	452,458
5.13%, 7/15/2029 (a)	235,000	159,441
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	534,000	533,159
8.00%, 8/1/2029 (a)	55,000	54,601
7.38%, 9/1/2031 (a)	322,000	329,033
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Midcontinent Communications 8.00%, 8/15/2032 (a)	281,000	264,686
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	1,468,000	1,470,877
10.38%, 5/15/2031 (a)	123,000	124,144
9.50%, 2/15/2033 (a)	757,000	740,945
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	471,000	471,044
4.75%, 11/1/2028 (a)	563,000	560,242
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	46,000	46,014
4.25%, 1/15/2029 (a)	592,000	580,865
4.63%, 3/15/2030 (a)	285,000	279,599
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	705,000	553,425
Radiate Holdco LLC
6.25% (Blend (Cash 4.75% + PIK 1.50%)), 9/25/2029 ‡ (a) (c)	228,070	154,071
9.25% (Blend (Cash 6.00% + PIK 3.25%)), 3/25/2030 (a) (c)	315,864	227,398
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	368,000	347,130
5.38%, 1/15/2031 (a)	263,000	206,311
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a)	613,000	638,286
9.75%, 2/15/2033 (a)	356,000	394,715
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	1,179,000	1,178,305
4.00%, 7/15/2028 (a)	673,000	657,012
5.50%, 7/1/2029 (a)	880,000	880,889
4.13%, 7/1/2030 (a)	540,000	508,993
Stagwell Global LLC 5.63%, 8/15/2029 (a)	471,000	434,140
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	572,000	545,290
TEGNA, Inc.
4.63%, 3/15/2028	9,000	8,975
5.00%, 9/15/2029	897,000	896,151
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	1,006,000	1,033,366
7.38%, 6/30/2030 (a)	492,000	492,009
8.50%, 7/31/2031 (a)	1,133,000	1,159,519
Urban One, Inc. 7.63%, 4/1/2031 (a)	92,000	40,016
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	223,000	228,215
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%, 3/15/2033 (a)	378,000	346,940
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	919,000	816,701
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	427,000	370,498
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	615,000	579,498
		43,377,401
Metals & Mining — 2.4%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	621,000	656,538
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	153,000	140,257
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	330,000	342,043
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	235,000	248,226
11.50%, 10/1/2031 (a)	275,000	303,277
Big River Steel LLC 6.63%, 1/31/2029 (a)	317,000	318,698
Century Aluminum Co. 6.88%, 8/1/2032 (a)	176,000	182,047
Champion Iron Canada, Inc. (Canada) 7.88%, 7/15/2032 (a)	220,000	233,989
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029 (a)	8,000	8,240
6.75%, 4/15/2030 (a)	803,000	814,913
4.88%, 3/1/2031 (a)	267,000	253,313
7.50%, 9/15/2031 (a)	307,000	320,430
7.00%, 3/15/2032 (a)	406,000	412,344
7.38%, 5/1/2033 (a)	659,000	676,287
7.63%, 1/15/2034 (a)	417,000	427,955
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	126,000	125,605
Commercial Metals Co.
3.88%, 2/15/2031	10,000	9,509
4.38%, 3/15/2032	694,000	664,784
6.00%, 12/15/2035 (a)	559,000	572,555
Compass Minerals International, Inc.
6.75%, 12/1/2027 (a)	221,000	221,214
8.00%, 7/1/2030 (a)	64,000	67,523
Constellium SE
5.63%, 6/15/2028 (a)	322,000	321,388
3.75%, 4/15/2029 (a)	263,000	254,835
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	215,000	215,852
Fortescue Treasury Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	356,000	355,703
5.88%, 4/15/2030 (a)	437,000	450,070
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
4.38%, 4/1/2031 (a)	220,000	213,245
6.13%, 4/15/2032 (a)	205,000	214,678
Hecla Mining Co. 7.25%, 2/15/2028	126,000	126,124
Hudbay Minerals, Inc. (Canada) 6.13%, 4/1/2029 (a)	239,000	240,892
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	340,000	361,726
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	154,000	159,275
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	473,000	457,120
Mineral Resources Ltd. (Australia)
8.00%, 11/1/2027 (a)	478,000	488,499
9.25%, 10/1/2028 (a)	414,000	433,604
8.50%, 5/1/2030 (a)	112,000	115,802
7.00%, 4/1/2031 (a)	312,000	328,144
New Gold, Inc. (Canada) 6.88%, 4/1/2032 (a)	170,000	180,664
Novelis Corp.
4.75%, 1/30/2030 (a)	1,472,000	1,422,467
3.88%, 8/15/2031 (a)	228,000	208,369
Perenti Finance Pty. Ltd. (Australia) 7.50%, 4/26/2029 (a)	249,000	258,607
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	213,000	194,566
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	409,000	432,981
TMS International Corp. 6.25%, 4/15/2029 (a)	148,000	145,225
United States Steel Corp.
6.88%, 3/1/2029	89,000	88,843
6.65%, 6/1/2037	229,000	240,851
		14,909,277
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	219,000	217,900
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	264,000	243,364
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	126,000	134,307
Rithm Capital Corp.
8.00%, 4/1/2029 (a)	308,000	309,954
8.00%, 7/15/2030 (a)	243,000	244,120
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	344,000	341,910
4.38%, 1/15/2027 (a)	531,000	526,530
5.25%, 10/15/2028 (a)	316,000	317,519
6.00%, 4/15/2030 (a)	63,000	64,460
6.50%, 7/1/2030 (a)	112,000	116,483
		2,516,547
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (b)	321,000	318,358
Office REITs — 0.2%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	490,000	480,304
8.30%, 3/15/2028 (g)	143,000	150,908
8.88%, 4/12/2029	85,000	90,297
4.55%, 10/1/2029	161,000	151,880
Hudson Pacific Properties LP
3.95%, 11/1/2027	128,000	121,723
5.95%, 2/15/2028	347,000	333,381
4.65%, 4/1/2029	209,000	186,010
		1,514,503
Oil, Gas & Consumable Fuels — 9.1%
Aethon United BR LP 7.50%, 10/1/2029 (a)	515,000	541,776
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	170,000	178,974
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	913,000	912,671
5.38%, 6/15/2029 (a)	213,000	213,042
5.75%, 10/15/2033 (a)	291,000	295,409
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	377,000	378,100
6.63%, 10/15/2032 (a)	440,000	457,115
6.63%, 7/15/2033 (a)	50,000	51,884
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	378,000	393,839
7.25%, 7/15/2032 (a)	54,000	57,116
Breakwater Energy Holdings Sarl (Luxembourg) 9.25%, 11/15/2030 (a)	250,000	266,230
Buckeye Partners LP
4.13%, 12/1/2027	506,000	502,926
4.50%, 3/1/2028 (a)	261,000	260,431
6.88%, 7/1/2029 (a)	43,000	44,614
5.85%, 11/15/2043	331,000	311,863
5.60%, 10/15/2044	42,000	38,383
California Resources Corp.
8.25%, 6/15/2029 (a)	395,000	414,675
7.00%, 1/15/2034 (a)	166,000	169,038
Calumet Specialty Products Partners LP 9.75%, 7/15/2028 (a)	234,000	243,173
Caturus Energy LLC 8.50%, 2/15/2030 (a)	220,000	229,882
Chord Energy Corp. 6.75%, 3/15/2033 (a)	652,000	677,164
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	170,000	165,795
CNX Resources Corp.
6.00%, 1/15/2029 (a)	408,000	414,381
7.38%, 1/15/2031 (a)	238,000	246,839
7.25%, 3/1/2032 (a)	58,000	60,818
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	325,000	323,291
5.88%, 1/15/2030 (a)	833,000	802,799
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	176,000	163,107
CQP Holdco LP 5.50%, 6/15/2031 (a)	903,000	900,539
Crescent Energy Finance LLC
7.75%, 7/31/2029 (a)	500,000	502,500
9.75%, 10/15/2030 (a)	15,000	16,144
7.63%, 4/1/2032 (a)	232,000	234,648
7.38%, 1/15/2033 (a)	1,170,000	1,162,354
8.38%, 1/15/2034 (a)	56,000	57,884
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	132,000	131,763
7.88%, 2/15/2034 (a)	152,000	148,961
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	220,000	226,908
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	151,000	151,740
8.63%, 3/15/2029 (a)	775,000	809,221
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	696,000	746,678
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (b)	566,000	586,056
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.48%), 6.75%, 2/15/2056 (b)	68,000	69,506
EnQuest plc (United Kingdom) 11.63%, 11/1/2027 (a)	227,000	230,306
Excelerate Energy LP 8.00%, 5/15/2030 (a)	342,000	362,531
Genesis Energy LP
7.75%, 2/1/2028	111,000	111,175
8.25%, 1/15/2029	90,000	93,955
8.88%, 4/15/2030	486,000	509,888
7.88%, 5/15/2032	519,000	543,282
8.00%, 5/15/2033	172,000	181,851
6.75%, 3/15/2034	251,000	253,895
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Global Partners LP
6.88%, 1/15/2029	71,000	71,698
8.25%, 1/15/2032 (a)	461,000	487,037
Golar LNG Ltd. (Cameroon) 7.50%, 10/2/2030 (a)	200,000	200,264
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	278,000	287,886
Harvest Midstream I LP
7.50%, 9/1/2028 (a)	528,000	533,884
7.50%, 5/15/2032 (a)	41,000	42,557
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	46,000	46,763
5.13%, 6/15/2028 (a)	842,000	842,679
6.50%, 6/1/2029 (a)	374,000	386,999
5.50%, 10/15/2030 (a)	117,000	117,882
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	597,000	601,276
6.25%, 4/15/2032 (a)	1,108,000	1,078,196
6.88%, 5/15/2034 (a)	107,000	104,757
7.25%, 2/15/2035 (a)	310,000	307,034
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	273,000	288,101
6.63%, 1/15/2034 (a)	320,000	330,714
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	361,000	380,021
ITT Holdings LLC 6.50%, 8/1/2029 (a)	556,000	540,155
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	706,000	727,829
5.88%, 6/15/2030 (a)	170,000	171,914
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	219,000	222,036
Magnolia Oil & Gas Operating LLC 6.88%, 12/1/2032 (a)	176,000	183,965
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	182,000	189,213
Matador Resources Co.
6.88%, 4/15/2028 (a)	667,000	680,597
6.50%, 4/15/2032 (a)	195,000	199,146
6.25%, 4/15/2033 (a)	64,000	65,135
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	330,000	325,197
Murphy Oil Corp.
6.00%, 10/1/2032	517,000	517,856
5.87%, 12/1/2042 (g)	93,000	81,643
NFE Financing LLC 12.00%, 11/15/2029 (a)	918,743	332,126
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	262,000	271,528
8.38%, 2/15/2032 (a)	678,000	711,156
Northern Oil & Gas, Inc. 7.88%, 10/15/2033 (a)	526,000	537,741
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	260,000	267,356
NuStar Logistics LP
6.00%, 6/1/2026	382,000	382,061
6.38%, 10/1/2030	135,000	142,134
PBF Holding Co. LLC
6.00%, 2/15/2028	18,000	17,925
9.88%, 3/15/2030 (a)	183,000	194,232
7.88%, 9/15/2030 (a)	711,000	713,464
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	163,000	164,004
5.88%, 7/1/2029 (a)	383,000	384,299
9.88%, 7/15/2031 (a)	165,000	176,540
7.00%, 1/15/2032 (a)	703,000	737,832
6.25%, 2/1/2033 (a)	120,000	124,258
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	206,000	214,958
Range Resources Corp. 4.75%, 2/15/2030 (a)	93,000	92,071
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	279,000	274,602
6.75%, 3/15/2033 (a)	62,000	65,312
6.88%, 4/15/2040 (a)	620,000	638,563
Saturn Oil & Gas, Inc. (Canada) 9.63%, 6/15/2029 (a)	236,000	242,661
SM Energy Co.
5.00%, 10/15/2026 (a)	143,000	142,938
8.38%, 7/1/2028 (a)	88,000	90,954
6.50%, 7/15/2028	587,000	590,320
8.63%, 11/1/2030 (a)	154,000	162,986
8.75%, 7/1/2031 (a)	1,132,000	1,188,463
7.00%, 8/1/2032 (a)	238,000	242,360
9.63%, 6/15/2033 (a)	399,000	441,189
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (b)	33,000	35,027
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (b)	203,000	211,537
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	376,000	393,529
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sunoco LP
6.00%, 4/15/2027	461,000	461,207
5.88%, 7/15/2027 (a)	174,000	174,396
5.88%, 3/15/2028	98,000	98,037
7.00%, 9/15/2028 (a)	221,000	227,052
4.50%, 5/15/2029	583,000	574,422
4.50%, 10/1/2029 (a)	349,000	342,894
4.50%, 4/30/2030	453,000	443,363
4.63%, 5/1/2030 (a)	826,000	808,199
5.63%, 3/15/2031 (a)	15,000	15,129
6.63%, 8/15/2032 (a)	58,000	60,036
6.25%, 7/1/2033 (a)	338,000	348,115
5.88%, 3/15/2034 (a)	822,000	825,283
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	143,000	142,861
7.38%, 2/15/2029 (a)	240,000	248,812
6.00%, 12/31/2030 (a)	258,000	261,457
6.00%, 9/1/2031 (a)	185,000	186,967
6.75%, 3/15/2034 (a)	641,000	658,758
Talos Production, Inc.
9.00%, 2/1/2029 (a)	355,000	369,715
9.38%, 2/1/2031 (a)	183,000	194,714
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	118,000	118,217
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	383,000	383,487
4.75%, 1/15/2030 (a)	220,000	215,079
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	308,000	304,690
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	220,000	229,896
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	973,000	932,163
6.25%, 1/15/2030 (a)	424,000	437,833
4.13%, 8/15/2031 (a)	333,000	312,327
3.88%, 11/1/2033 (a)	600,000	534,011
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	2,386,000	2,559,111
7.00%, 1/15/2030 (a)	532,000	539,636
8.38%, 6/1/2031 (a)	1,533,000	1,569,849
9.88%, 2/1/2032 (a)	261,000	276,514
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033 (a)	1,237,000	1,372,240
6.50%, 1/15/2034 (a)	5,000	5,262
7.75%, 5/1/2035 (a)	1,136,000	1,288,482
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
6.75%, 1/15/2036 (a)	1,600,000	1,704,338
Vermilion Energy, Inc. (Canada) 7.25%, 2/15/2033 (a)	336,000	328,642
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	148,000	147,855
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	264,000	270,960
		57,015,689
Paper & Forest Products — 0.2%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	167,000	149,410
Domtar Corp. 6.75%, 10/1/2028 (a)	341,000	259,160
Magnera Corp.
4.75%, 11/15/2029 (a)	72,000	66,901
7.25%, 11/15/2031 (a)	527,000	515,815
Mercer International, Inc. (Germany)
12.88%, 10/1/2028 (a)	45,000	31,404
5.13%, 2/1/2029	615,000	380,584
		1,403,274
Passenger Airlines — 0.8%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	176,000	177,633
American Airlines, Inc.
7.25%, 2/15/2028 (a)	864,000	880,562
5.75%, 4/20/2029 (a)	446,009	451,052
CHC Group LLC 11.75%, 9/1/2030 (a)	238,000	233,779
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,121,000	1,139,212
OneSky Flight LLC 8.88%, 12/15/2029 (a)	242,000	257,554
United Airlines Holdings, Inc. 5.38%, 3/1/2031	857,000	873,763
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	848,000	788,882
		4,802,437
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	383,000	390,686
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	137,000	136,873
4.13%, 4/1/2029 (a)	409,000	394,667
Opal Bidco SAS (France) 6.50%, 3/31/2032 (a)	471,000	485,126
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (g)	457,000	442,207
6.13%, 9/30/2032	83,000	81,214
4.90%, 12/15/2044	251,000	203,567
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	45,000	44,967
3.75%, 4/1/2031 (a)	395,000	369,378
		2,548,685
Pharmaceuticals — 1.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,351,000	2,431,246
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	259,000	272,294
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	878,000	870,100
Bausch Health Cos., Inc. (Canada)
5.00%, 1/30/2028 (a)	534,000	464,580
5.25%, 1/30/2030 (a)	317,000	221,900
14.00%, 10/15/2030 (a)	680,000	683,408
5.25%, 2/15/2031 (a)	503,000	328,208
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	316,000	328,514
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	440,000	467,629
Harrow, Inc. 8.63%, 9/15/2030 (a)	105,000	110,386
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	406,000	433,684
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	201,000	192,563
Jazz Securities DAC 4.38%, 1/15/2029 (a)	737,000	726,598
Organon & Co.
4.13%, 4/30/2028 (a)	926,000	909,022
6.75%, 5/15/2034 (a)	514,000	498,580
7.88%, 5/15/2034 (a)	581,000	541,470
		9,480,182
Professional Services — 0.4%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	432,000	452,664
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	185,000	176,195
CACI International, Inc. 6.38%, 6/15/2033 (a)	432,000	444,741
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	324,000	303,004
KBR, Inc. 4.75%, 9/30/2028 (a)	109,000	107,577
Korn Ferry 4.63%, 12/15/2027 (a)	173,000	172,232
Science Applications International Corp.
4.88%, 4/1/2028 (a)	295,000	293,732
5.88%, 11/1/2033 (a)	102,000	101,371
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	113,000	101,415
7.13%, 8/15/2031 (a)	264,000	256,120
VT Topco, Inc. 8.50%, 8/15/2030 (a)	220,000	218,553
		2,627,604
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	25,000	24,644
5.25%, 4/15/2030 (a)	371,000	350,925
7.00%, 4/15/2030 (a)	546,000	551,921
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	277,000	277,750
8.88%, 9/1/2031 (a)	176,000	186,246
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	198,000	205,041
Forestar Group, Inc.
5.00%, 3/1/2028 (a)	144,000	144,136
6.50%, 3/15/2033 (a)	202,000	206,808
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	170,000	177,637
Howard Hughes Corp. (The)
4.13%, 2/1/2029 (a)	238,000	230,442
4.38%, 2/1/2031 (a)	312,000	296,747
5.88%, 3/1/2032 (a)	11,000	10,994
6.13%, 3/1/2034 (a)	142,000	141,706
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	332,000	316,666
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	604,000	595,137
5.00%, 3/1/2031	165,000	159,946
Newmark Group, Inc. 7.50%, 1/12/2029	205,000	216,787
		4,093,533
Retail REITs — 0.0% ^
Brookfield Property REIT, Inc. 4.50%, 4/1/2027 (a)	253,000	249,649
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	228,000	232,660
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	324,000	345,164
Entegris, Inc.
4.38%, 4/15/2028 (a)	237,000	234,974
4.75%, 4/15/2029 (a)	1,098,000	1,098,912
5.95%, 6/15/2030 (a)	80,000	81,579
Kioxia Holdings Corp. (Japan) 6.63%, 7/24/2033 (a)	893,000	941,097
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	303,000	296,609
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	83,000	84,923
6.25%, 8/15/2033 (a)	667,000	692,546
Synaptics, Inc. 4.00%, 6/15/2029 (a)	170,000	164,007
		4,172,471
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 2.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,032,000	970,353
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	363,000	315,644
Central Parent, Inc. 7.25%, 6/15/2029 (a)	657,000	414,995
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	1,957,000	1,919,185
9.00%, 9/30/2029 (a)	991,000	970,436
8.25%, 6/30/2032 (a)	1,037,000	1,037,869
6.63%, 8/15/2033 (a)	614,000	579,491
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	153,000	151,866
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	322,000	305,776
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	193,000	160,849
Elastic NV 4.13%, 7/15/2029 (a)	253,000	239,029
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	303,000	297,128
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,117,000	1,093,549
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	675,000	680,137
7.13%, 9/30/2030 (a)	103,000	104,609
6.25%, 4/1/2033 (a)	281,000	279,649
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	474,000	142,200
McAfee Corp. 7.38%, 2/15/2030 (a)	844,000	690,556
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	315,000	309,520
5.13%, 4/15/2029 (a)	140,000	137,363
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	952,000	907,487
3.88%, 12/1/2029 (a)	295,000	265,514
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	125,000	112,652
4.13%, 12/1/2031 (a)	234,000	204,398
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a)	233,000	168,455
PTC, Inc. 4.00%, 2/15/2028 (a)	220,000	215,793
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	140,000	56,963
RingCentral, Inc. 8.50%, 8/15/2030 (a)	148,000	155,405
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	43,000	41,925
6.50%, 2/15/2029 (a)	592,000	495,625
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	165,000	164,752
6.50%, 6/1/2032 (a)	1,009,000	1,028,425
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
UKG, Inc. 6.88%, 2/1/2031 (a)	1,098,000	1,065,223
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	281,000	242,368
		15,925,189
Specialized REITs — 0.9%
Iron Mountain, Inc.
7.00%, 2/15/2029 (a)	304,000	312,002
4.88%, 9/15/2029 (a)	346,000	342,855
5.25%, 7/15/2030 (a)	1,196,000	1,190,013
4.50%, 2/15/2031 (a)	830,000	800,548
5.63%, 7/15/2032 (a)	603,000	601,548
6.25%, 1/15/2033 (a)	451,000	460,835
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	401,000	411,386
6.25%, 9/15/2032 (a)	465,000	470,833
SBA Communications Corp. 3.13%, 2/1/2029	974,000	936,473
		5,526,493
Specialty Retail — 3.0%
Academy Ltd. 6.00%, 11/15/2027 (a)	183,000	183,695
Advance Auto Parts, Inc.
1.75%, 10/1/2027	658,000	628,387
5.95%, 3/9/2028	76,000	78,132
3.90%, 4/15/2030	150,000	140,127
7.00%, 8/1/2030 (a)	108,000	110,795
3.50%, 3/15/2032	306,000	271,678
7.38%, 8/1/2033 (a)	240,000	245,953
Arko Corp. 5.13%, 11/15/2029 (a)	191,000	170,370
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	674,000	663,501
5.00%, 2/15/2032 (a)	304,000	295,645
Bath & Body Works, Inc.
7.50%, 6/15/2029	319,000	324,994
6.63%, 10/1/2030 (a)	183,000	187,434
6.88%, 11/1/2035	148,000	150,800
6.75%, 7/1/2036	833,000	835,896
Carvana Co.
9.00% (Cash), 6/1/2030 (a) (c)	348,800	363,122
9.00% (Cash), 6/1/2031 (a) (c)	1,343,556	1,473,522
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	297,000	316,319
EG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	505,000	542,963
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (i)	27,437	—
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	244,000	232,104
3.88%, 10/1/2031 (a)	406,000	377,846
Global Auto Holdings Ltd. (United Kingdom)
11.50%, 8/15/2029 (a)	291,000	297,316
8.75%, 1/15/2032 (a)	444,000	411,179
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	547,000	536,868
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	173,000	172,128
LBM Acquisition LLC
6.25%, 1/15/2029 (a)	459,000	349,952
9.50%, 6/15/2031 (a)	284,000	264,887
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	210,000	206,938
8.25%, 8/1/2031 (a)	573,000	602,289
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	107,000	106,751
3.88%, 6/1/2029 (a)	602,000	581,910
5.50%, 10/1/2030 (a)	157,000	157,986
4.38%, 1/15/2031 (a)	156,000	150,048
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	398,000	397,822
7.88%, 5/1/2029 (a)	387,000	388,742
8.50%, 3/15/2033 (a)	1,072,000	1,042,740
11.00%, 3/15/2034 (a)	112,000	104,682
Murphy Oil USA, Inc.
4.75%, 9/15/2029	170,000	168,405
3.75%, 2/15/2031 (a)	402,000	378,231
Park River Holdings, Inc.
8.75%, 12/31/2030 (a)	460,285	441,913
8.00%, 3/15/2031 (a)	132,000	132,847
PetSmart LLC 7.50%, 9/15/2032 (a)	1,162,000	1,175,805
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (i)	5,000	22
Sally Holdings LLC 6.75%, 3/1/2032	259,000	268,884
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	22,000	21,632
4.88%, 11/15/2031 (a)	484,000	467,642
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	243,000	234,351
Staples, Inc.
10.75%, 9/1/2029 (a)	966,000	886,367
12.75%, 1/15/2030 (a)	483,520	339,891
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	195,000	193,038
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Valvoline, Inc. 3.63%, 6/15/2031 (a)	234,000	217,323
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	259,000	252,971
Victra Holdings LLC 8.75%, 9/15/2029 (a)	244,000	256,418
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	175,000	177,684
		18,978,945
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	411,000	433,490
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	648,000	635,552
9.63%, 12/1/2032 (a)	270,000	302,835
5.75%, 12/1/2034 (a)	342,000	349,874
Xerox Corp. 10.25%, 10/15/2030 (a)	502,000	361,440
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	24,000	9,118
8.88%, 11/30/2029 (a)	608,000	173,461
		2,265,770
Textiles, Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC 10.75% (PIK), 7/15/2033 (a) (c)	1,283,641	1,404,967
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	216,000	229,700
Crocs, Inc.
4.25%, 3/15/2029 (a)	170,000	165,639
4.13%, 8/15/2031 (a)	132,000	123,090
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	175,000	166,750
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	217,000	203,619
Under Armour, Inc. 7.25%, 7/15/2030 (a)	170,000	175,583
VF Corp.
2.80%, 4/23/2027	102,000	99,459
6.00%, 10/15/2033	432,000	441,495
6.45%, 11/1/2037	207,000	204,277
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	571,000	539,564
		3,754,143
Tobacco — 0.0% ^
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	127,000	136,190
Trading Companies & Distributors — 2.0%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	219,000	206,782
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	127,000	125,246
Boise Cascade Co. 4.88%, 7/1/2030 (a)	170,000	169,499
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	428,000	448,297
8.63%, 5/15/2032 (a)	71,000	75,945
8.00%, 3/15/2033 (a)	415,000	440,983
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a)	403,000	402,958
7.88%, 12/1/2030 (a)	184,000	194,696
7.00%, 5/1/2031 (a)	613,000	643,665
7.00%, 6/15/2032 (a)	282,000	296,016
5.88%, 4/15/2033 (a)	21,000	21,296
Herc Holdings, Inc.
6.63%, 6/15/2029 (a)	404,000	417,129
7.00%, 6/15/2030 (a)	784,000	821,567
7.25%, 6/15/2033 (a)	849,000	897,450
Imola Merger Corp. 4.75%, 5/15/2029 (a)	868,000	853,292
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	968,000	1,002,573
United Rentals North America, Inc.
4.88%, 1/15/2028	376,000	375,781
5.25%, 1/15/2030	708,000	715,843
4.00%, 7/15/2030	538,000	523,461
3.75%, 1/15/2032	1,014,000	957,009
6.13%, 3/15/2034 (a)	965,000	1,010,917
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	289,000	291,108
6.38%, 3/15/2029 (a)	146,000	150,092
6.63%, 3/15/2032 (a)	1,055,000	1,097,484
6.38%, 3/15/2033 (a)	162,000	168,905
		12,307,994
Wireless Telecommunication Services — 1.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	214,000	201,099
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	974,000	1,033,582
Iliad Holding SAS (France)
7.00%, 10/15/2028 (a)	631,000	638,952
7.00%, 4/15/2032 (a)	697,000	715,514
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	525,000	488,536
7.38%, 4/2/2032 (a)	325,000	335,419
Rogers Communications, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 7.00%, 4/15/2055 (b)	62,000	64,844
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (b)	680,000	720,168
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	491,000	491,629
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	288,000	287,992
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	51,000	53,998
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	858,000	810,991
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (b)	804,000	650,049
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	420,000	443,501
		6,936,274
Total Corporate Bonds (Cost $619,017,305)		616,561,806
	SHARES
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	1,260	10,515
Financial Services — 0.0% ^
Keenova, Class A ‡	739	67,544
Par Health, Class A ‡	739	6,593
		74,137
Total Common Stocks (Cost $37,997)		84,652
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (j) (k) (Cost $8,184,788)	8,184,788	8,184,788
Total Investments — 99.9% (Cost $627,240,090)		624,831,246
Other Assets in Excess of Liabilities — 0.1%		344,067
NET ASSETS — 100.0%		625,175,313

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(h)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $218,150 or 0.03% of the
Fund’s net assets as of February 28, 2026.

(i)	Defaulted security.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.5%
Aerospace & Defense — 2.4%
Boeing Co. (The)
3.60%, 5/1/2034	198,000	182,616
3.25%, 2/1/2035	2,000	1,781
3.38%, 6/15/2046	36,000	26,060
3.83%, 3/1/2059	23,000	16,251
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	50,935
General Dynamics Corp.
2.63%, 11/15/2027	4,000	3,937
3.75%, 5/15/2028	2,000	2,006
4.25%, 4/1/2040	53,000	49,323
2.85%, 6/1/2041	2,000	1,540
3.60%, 11/15/2042	34,000	28,311
4.25%, 4/1/2050	12,000	10,379
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	101,849
L3Harris Technologies, Inc. 4.40%, 6/15/2028	118,000	119,136
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	26,923
Series B, 6.15%, 9/1/2036	46,000	51,657
5.72%, 6/1/2040 (a)	54,000	59,086
4.15%, 6/15/2053	48,000	39,211
5.90%, 11/15/2063	32,000	33,717
Northrop Grumman Corp.
3.25%, 1/15/2028	35,000	34,653
4.60%, 2/1/2029	2,000	2,039
3.85%, 4/15/2045	44,000	36,000
4.03%, 10/15/2047	41,000	33,687
RTX Corp.
4.13%, 11/16/2028	52,000	52,311
1.90%, 9/1/2031	3,000	2,668
4.45%, 11/16/2038	40,000	38,091
6.40%, 3/15/2054	14,000	15,653
Textron, Inc. 3.38%, 3/1/2028	35,000	34,634
		1,054,454
Air Freight & Logistics — 0.5%
FedEx Corp.
4.25%, 5/15/2030	46,000	46,414
3.25%, 5/15/2041	57,000	44,884
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	25,618
United Parcel Service, Inc.
3.40%, 3/15/2029	17,000	16,847
2.50%, 9/1/2029	14,000	13,418
4.25%, 3/15/2049	77,000	64,382
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Air Freight & Logistics — continued
5.30%, 4/1/2050	18,000	17,520
5.60%, 5/22/2064	8,000	7,895
		236,978
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. 4.40%, 10/1/2046	30,000	25,022
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,667
Lear Corp. 3.50%, 5/30/2030	28,000	27,157
Magna International, Inc. (Canada) 5.50%, 3/21/2033	5,000	5,258
		65,104
Automobiles — 1.0%
Ford Motor Co.
6.63%, 10/1/2028	7,000	7,400
9.63%, 4/22/2030	35,000	40,891
7.45%, 7/16/2031	18,000	20,102
3.25%, 2/12/2032	17,000	15,288
6.10%, 8/19/2032	28,000	29,269
4.75%, 1/15/2043	64,000	51,474
General Motors Co.
5.00%, 4/1/2035	66,000	65,523
5.40%, 4/1/2048	10,000	9,215
5.95%, 4/1/2049	58,000	57,119
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	30,000	27,790
Toyota Motor Corp. (Japan)
5.12%, 7/13/2028	2,000	2,060
3.67%, 7/20/2028	51,000	51,056
5.12%, 7/13/2033	41,000	43,016
		420,203
Banks — 15.0%
Banco Santander SA (Spain) 2.96%, 3/25/2031	200,000	186,917
Bank of America Corp.
Series L, 4.18%, 11/25/2027	68,000	68,081
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	131,000	130,568
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	14,000	13,857
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (b)	31,000	31,170
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	68,000	66,095
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	187,000	175,555
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	215,000	199,139
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	13,000	11,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	40,000	35,338
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	86,000	81,373
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	13,000	9,653
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	26,751
(SOFR + 1.88%), 2.83%, 10/24/2051 (b)	221,000	142,582
(SOFR + 1.56%), 2.97%, 7/21/2052 (b)	36,000	23,782
Bank of Montreal (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (b) (c)	65,000	59,325
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	2,000	2,060
4.85%, 2/1/2030	45,000	46,307
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	97,000	95,327
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (b)	202,000	185,785
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	52,605
Citibank NA 4.84%, 8/6/2029	250,000	256,810
Citigroup, Inc.
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	20,000	20,144
4.13%, 7/25/2028	9,000	9,011
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	167,000	160,035
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	132,000	124,589
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	173,000	173,852
6.63%, 6/15/2032	36,000	40,044
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	4,000	3,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (b)	22,000	22,126
4.75%, 5/18/2046	31,000	27,588
(SOFR + 1.75%), 5.61%, 3/4/2056 (b)	13,000	13,056
Citizens Financial Group, Inc.
2.64%, 9/30/2032	67,000	58,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	13,352
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	149,000	150,863
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	103,000	106,900
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (b)	2,000	2,032
Fifth Third Financial Corp. 4.00%, 2/1/2029	96,000	95,932
First Citizens BancShares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.25%, 3/12/2040 (b)	6,000	6,109
Goldman Sachs Capital I 6.35%, 2/15/2034	13,000	13,985
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	191,068
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	282,999
6.80%, 6/1/2038	149,000	166,950
6.10%, 1/14/2042	14,000	15,284
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	31,000	32,555
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	48,000	42,356
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 5.61%, 1/28/2041 (b)	39,000	39,176
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	6,031
(SOFR + 1.37%), 5.31%, 1/28/2037 (b)	60,000	60,488
Lloyds Banking Group plc (United Kingdom) (3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (b)	200,000	198,675
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (b)	40,000	41,000
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	42,000	42,102
3.74%, 3/7/2029	128,000	127,484
4.15%, 3/7/2039	40,000	37,598
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	200,000	191,838
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	3,000	2,977
3.45%, 4/23/2029	175,000	173,152
Regions Financial Corp.
1.80%, 8/12/2028	10,000	9,482
7.38%, 12/10/2037	7,000	8,183
Royal Bank of Canada (Canada)
(SOFR + 1.10%), 4.97%, 8/2/2030 (b)	50,000	51,412
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.00%, 5/2/2033	105,000	108,956
5.15%, 2/1/2034	45,000	47,356
Santander Holdings USA, Inc.
4.40%, 7/13/2027	79,000	79,124
(SOFR + 2.36%), 6.50%, 3/9/2029 (b)	53,000	55,196
Simmons First National Corp. (3-MONTH CME TERM SOFR + 3.02%), 6.25%, 10/1/2035 (b)	5,000	5,077
SouthState Bank Corp. (3-MONTH CME TERM SOFR + 3.19%), 7.00%, 6/13/2035 (b)	5,000	5,299
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.35%, 10/18/2027	5,000	4,972
3.54%, 1/17/2028	43,000	42,759
3.94%, 7/19/2028	5,000	5,012
4.31%, 10/16/2028	12,000	12,118
2.14%, 9/23/2030 (c)	16,000	14,644
5.84%, 7/9/2044 (c)	5,000	5,222
(SOFR + 1.78%), 5.80%, 7/8/2046 (b)	49,000	50,143
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	63,000	56,813
3.20%, 3/10/2032	24,000	22,606
4.46%, 6/8/2032	24,000	24,179
Truist Financial Corp.
1.13%, 8/3/2027	30,000	28,900
(SOFR + 1.44%), 4.87%, 1/26/2029 (b)	26,000	26,397
(SOFR + 0.86%), 1.89%, 6/7/2029 (b)	14,000	13,372
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	53,494
US Bancorp
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	29,093
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	55,971
(SOFR + 2.09%), 5.85%, 10/21/2033 (b)	77,000	82,963
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	21,303
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	41,796
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	17,000
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,976
Series B, 7.95%, 11/15/2029	54,000	60,886
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	20,000	19,133
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	62,000	58,222
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	22,000	22,431
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	31,000	32,290
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	136,000	143,032
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	240,927
5.38%, 2/7/2035	87,000	91,446
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	14,000	10,920
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
5.38%, 11/2/2043	106,000	103,451
5.61%, 1/15/2044	34,000	33,827
4.40%, 6/14/2046	63,000	52,993
Westpac Banking Corp. (Australia)
3.35%, 3/8/2027	5,000	4,984
4.04%, 8/26/2027	5,000	5,030
5.54%, 11/17/2028	6,000	6,275
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	26,768
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	40,000	36,624
4.42%, 7/24/2039 (c)	38,000	35,524
		6,587,182
Beverages — 1.4%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	45,095
4.90%, 2/1/2046	124,000	116,605
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	12,000	12,284
5.45%, 1/23/2039	1,000	1,049
5.80%, 1/23/2059	34,000	35,284
Coca-Cola Co. (The)
2.13%, 9/6/2029	6,000	5,698
2.25%, 1/5/2032	18,000	16,406
4.65%, 8/14/2034	3,000	3,101
2.75%, 6/1/2060	2,000	1,196
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	64,159
2.25%, 8/1/2031	2,000	1,799
4.75%, 5/9/2032	13,000	13,219
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,212
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	14,755
3.35%, 3/15/2051	68,000	46,118
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	22,752
PepsiCo, Inc.
2.63%, 3/19/2027	30,000	29,664
2.75%, 3/19/2030	18,000	17,253
4.45%, 2/15/2033	74,000	75,894
3.50%, 3/19/2040	9,000	7,760
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
4.88%, 11/1/2040	49,000	48,997
4.25%, 10/22/2044	23,000	20,330
		600,630
Biotechnology — 1.1%
AbbVie, Inc.
4.30%, 5/14/2036	22,000	21,323
5.50%, 3/15/2064	53,000	52,168
Amgen, Inc.
2.45%, 2/21/2030	56,000	52,818
2.00%, 1/15/2032	2,000	1,767
4.20%, 3/1/2033	24,000	23,695
5.25%, 3/2/2033	15,000	15,698
3.15%, 2/21/2040	6,000	4,820
5.65%, 6/15/2042	41,000	42,399
5.60%, 3/2/2043	10,000	10,226
2.77%, 9/1/2053	8,000	4,876
4.40%, 2/22/2062	133,000	106,297
Biogen, Inc. 3.15%, 5/1/2050	125,000	82,247
Gilead Sciences, Inc.
1.20%, 10/1/2027	11,000	10,580
4.15%, 3/1/2047	35,000	29,383
2.80%, 10/1/2050	18,000	11,553
		469,850
Broadline Retail — 0.8%
Amazon.com, Inc.
3.45%, 4/13/2029	24,000	23,825
1.50%, 6/3/2030	93,000	84,301
3.88%, 8/22/2037	140,000	129,886
4.25%, 8/22/2057	36,000	29,028
4.10%, 4/13/2062	51,000	39,244
eBay, Inc. 4.00%, 7/15/2042	59,000	49,251
		355,535
Building Products — 0.3%
Carrier Global Corp.
2.70%, 2/15/2031	34,000	31,821
3.58%, 4/5/2050	6,000	4,495
Masco Corp. 2.00%, 10/1/2030	82,000	74,307
Owens Corning 7.00%, 12/1/2036 (a)	1,000	1,149
		111,772
Capital Markets — 7.9%
Ares Capital Corp.
3.20%, 11/15/2031	22,000	19,358
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
5.80%, 3/8/2032	17,000	16,932
Ares Management Corp.
6.38%, 11/10/2028	76,000	79,829
5.60%, 10/11/2054	16,000	14,541
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	52,000	51,718
3.00%, 10/30/2028	4,000	3,904
Series J, 1.90%, 1/25/2029	18,000	17,081
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	1,020
1.65%, 1/28/2031	7,000	6,292
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	34,333
(SOFR + 1.77%), 5.61%, 7/21/2039 (b)	56,000	58,973
BlackRock Funding, Inc. 5.00%, 3/14/2034	18,000	18,703
Blackrock, Inc.
1.90%, 1/28/2031	136,000	123,892
2.10%, 2/25/2032	2,000	1,784
4.75%, 5/25/2033	27,000	27,784
Blackstone Private Credit Fund 6.00%, 11/22/2034	29,000	28,078
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	37,000	37,046
Blue Owl Capital Corp.
3.13%, 4/13/2027	72,000	70,025
2.88%, 6/11/2028	53,000	49,615
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,153
Brookfield Capital Finance LLC (Canada) 6.09%, 6/14/2033	14,000	14,854
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	49,000	43,224
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,614
Cboe Global Markets, Inc. 1.63%, 12/15/2030	7,000	6,258
Charles Schwab Corp. (The)
2.00%, 3/20/2028	4,000	3,863
1.95%, 12/1/2031	29,000	25,695
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	14,000	15,031
CME Group, Inc.
3.75%, 6/15/2028	2,000	2,001
2.65%, 3/15/2032	12,000	11,096
Eaton Vance Corp. 3.50%, 4/6/2027	8,000	7,976
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,930
FS KKR Capital Corp.
3.25%, 7/15/2027	22,000	21,126
7.88%, 1/15/2029	41,000	41,791
6.13%, 1/15/2031	24,000	22,742
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	125,000	124,398
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	23,000	23,146
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	239,000	239,596
2.60%, 2/7/2030	92,000	86,980
3.80%, 3/15/2030	132,000	130,644
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	33,000	30,301
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	16,231
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	12,000	10,921
6.13%, 2/15/2033	11,000	12,048
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	38,000	42,359
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	84,284
6.75%, 10/1/2037	72,000	80,688
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	38,000	34,340
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,000	1,541
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,000	784
5.15%, 5/22/2045	14,000	13,169
(SOFR + 1.70%), 5.73%, 1/28/2056 (b)	1,000	1,014
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	67,000	55,888
5.20%, 6/15/2062	44,000	40,748
Jefferies Financial Group, Inc. 6.50%, 1/20/2043	28,000	28,523
Lazard Group LLC 4.38%, 3/11/2029	2,000	2,006
LPL Holdings, Inc. 5.65%, 3/15/2035	15,000	15,240
Marex Group plc (United Kingdom) 5.83%, 5/8/2028	6,000	6,119
Moody's Corp. 3.75%, 2/25/2052	11,000	8,332
Morgan Stanley
3.95%, 4/23/2027	156,000	155,937
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	25,000	25,047
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	255,000	253,958
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	29,000	29,903
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	58,000	58,505
7.25%, 4/1/2032	82,000	94,939
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	45,000	40,350
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	906
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	13,811
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	5,000	5,175
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	67,000	59,285
(SOFR + 2.62%), 5.30%, 4/20/2037 (b)	2,000	2,049
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	16,000	16,878
3.97%, 7/22/2038 (d)	153,000	138,896
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (b)	56,000	55,714
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	41,000	40,913
Nasdaq, Inc. 5.55%, 2/15/2034	31,000	32,662
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	63,390
6.88%, 2/1/2029	5,000	5,049
Northern Trust Corp. 3.15%, 5/3/2029	2,000	1,963
S&P Global, Inc.
4.25%, 5/1/2029	14,000	14,121
3.25%, 12/1/2049	79,000	55,977
3.70%, 3/1/2052	63,000	47,854
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	6,000	5,963
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	31,969
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	131,000	119,186
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	2,000	1,910
(SOFR + 1.22%), 4.78%, 10/23/2036 (b)	11,000	10,982
UBS Americas, Inc. (Switzerland) 7.13%, 7/15/2032	65,000	74,908
		3,490,762
Chemicals — 1.2%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	46,000	45,049
Albemarle Corp.
4.65%, 6/1/2027	36,000	36,269
5.05%, 6/1/2032	35,000	35,685
5.45%, 12/1/2044	5,000	4,707
Dow Chemical Co. (The)
9.40%, 5/15/2039	48,000	61,666
6.90%, 5/15/2053	3,000	3,075
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	32,044
Ecolab, Inc. 2.13%, 2/1/2032	3,000	2,690
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	90,656
Linde, Inc.
1.10%, 8/10/2030	3,000	2,665
2.00%, 8/10/2050	5,000	2,720
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
LYB International Finance III LLC
5.88%, 1/15/2036	33,000	33,339
3.80%, 10/1/2060	2,000	1,268
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	1,000	1,064
RPM International, Inc. 3.75%, 3/15/2027	14,000	13,971
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	158,000	152,659
Westlake Corp.
6.38%, 11/15/2055	3,000	3,005
3.38%, 8/15/2061	9,000	5,472
		528,004
Commercial Services & Supplies — 0.5%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,951
Republic Services, Inc.
2.38%, 3/15/2033	56,000	49,529
6.20%, 3/1/2040	43,000	48,479
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	2,000	1,250
Waste Connections, Inc. 2.60%, 2/1/2030	107,000	101,914
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,700
4.15%, 4/15/2032	2,000	2,002
2.50%, 11/15/2050	19,000	11,760
		225,585
Communications Equipment — 0.3%
Cisco Systems, Inc.
5.90%, 2/15/2039	91,000	99,500
5.35%, 2/26/2064	3,000	2,870
Nokia OYJ (Finland)
4.38%, 6/12/2027	5,000	4,997
6.63%, 5/15/2039	17,000	18,406
		125,773
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	43,000	40,649
2.35%, 1/15/2032	53,000	47,340
		87,989
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,677
5.50%, 12/1/2054	10,000	9,812
		11,489
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 2.6%
Ally Financial, Inc. 2.20%, 11/2/2028	35,000	33,329
American Express Co.
5.85%, 11/5/2027	13,000	13,414
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (b)	70,000	72,108
(SOFR + 2.26%), 4.99%, 5/26/2033 (b)	15,000	15,314
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (b)	15,000	15,626
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	23,000	24,343
4.05%, 12/3/2042	37,000	32,288
American Honda Finance Corp. 2.25%, 1/12/2029	71,000	67,779
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	59,000	61,692
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	38,000	39,229
(SOFR + 2.60%), 5.82%, 2/1/2034 (b)	16,000	16,885
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	72,964
(SOFR + 1.63%), 5.20%, 9/11/2036 (b)	85,000	84,795
Caterpillar Financial Services Corp.
3.60%, 8/12/2027	64,000	63,980
1.10%, 9/14/2027	40,000	38,519
General Motors Financial Co., Inc.
5.65%, 1/17/2029	40,000	41,476
3.60%, 6/21/2030	106,000	102,992
6.40%, 1/9/2033	12,000	13,059
5.95%, 4/4/2034	24,000	25,467
John Deere Capital Corp.
4.90%, 3/7/2031	60,000	62,498
2.00%, 6/17/2031	6,000	5,426
5.10%, 4/11/2034	55,000	57,492
PACCAR Financial Corp. Series R, 4.00%, 11/7/2028	14,000	14,099
Synchrony Financial
3.95%, 12/1/2027	55,000	54,763
2.88%, 10/28/2031	7,000	6,282
Toyota Motor Credit Corp.
1.90%, 4/6/2028	41,000	39,594
1.65%, 1/10/2031	94,000	84,121
		1,159,534
Consumer Staples Distribution & Retail — 1.2%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	31,000	33,633
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	76,412
Kroger Co. (The)
3.70%, 8/1/2027	34,000	33,936
5.40%, 1/15/2049	37,000	35,813
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp.
2.45%, 12/14/2031	17,000	15,427
6.60%, 4/1/2050	38,000	42,542
Target Corp. 3.38%, 4/15/2029	179,000	177,043
Walmart, Inc.
1.50%, 9/22/2028	45,000	42,761
7.55%, 2/15/2030	17,000	19,433
4.10%, 4/15/2033	42,000	42,233
5.25%, 9/1/2035	7,000	7,475
		526,708
Containers & Packaging — 0.5%
Avery Dennison Corp. 4.88%, 12/6/2028	50,000	51,021
International Paper Co. 6.00%, 11/15/2041	99,000	102,814
Packaging Corp. of America 3.05%, 10/1/2051	34,000	22,497
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,516
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,232
3.00%, 6/15/2033	32,000	28,877
		229,957
Diversified Consumer Services — 0.3%
California Institute of Technology 3.65%, 9/1/2119	8,000	5,257
Duke University Series 2020, 2.68%, 10/1/2044	5,000	3,808
George Washington University (The)
Series 2014, 4.30%, 9/15/2044	64,000	56,474
4.87%, 9/15/2045	11,000	10,413
Massachusetts Institute of Technology 5.60%, 7/1/2111	4,000	4,119
Northwestern University Series 2020, 2.64%, 12/1/2050	12,000	7,762
President and Fellows of Harvard College 3.30%, 7/15/2056	6,000	4,229
Thomas Jefferson University 3.85%, 11/1/2057	15,000	11,155
Trustees of Columbia University in the City of New York (The) Series 2024, 4.36%, 10/1/2035	1,000	996
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	2,000	1,220
University of Southern California 3.03%, 10/1/2039	25,000	21,220
		126,653
Diversified REITs — 0.9%
American Assets Trust LP 3.38%, 2/1/2031	24,000	22,086
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified REITs — continued
GLP Capital LP
5.75%, 6/1/2028	24,000	24,606
5.30%, 1/15/2029	5,000	5,103
5.25%, 2/15/2033	80,000	80,908
5.63%, 9/15/2034	11,000	11,192
Safehold GL Holdings LLC 2.85%, 1/15/2032	15,000	13,717
Simon Property Group LP
3.38%, 6/15/2027	10,000	9,951
1.75%, 2/1/2028	7,000	6,740
2.20%, 2/1/2031	85,000	77,571
2.65%, 2/1/2032	105,000	95,721
VICI Properties LP
4.95%, 2/15/2030	39,000	39,653
5.63%, 5/15/2052	2,000	1,881
		389,129
Diversified Telecommunication Services — 2.7%
AT&T, Inc.
2.55%, 12/1/2033	106,000	91,833
6.38%, 3/1/2041	12,000	13,024
4.50%, 3/9/2048	90,000	75,306
3.55%, 9/15/2055	113,000	76,416
3.65%, 9/15/2059	30,000	20,175
3.85%, 6/1/2060	11,000	7,668
3.50%, 2/1/2061	53,000	34,250
Bell Canada (The) (Canada) 4.30%, 7/29/2049	13,000	10,688
Comcast Corp.
7.05%, 3/15/2033	80,000	92,337
6.55%, 7/1/2039	37,000	41,271
3.25%, 11/1/2039	36,000	28,707
3.75%, 4/1/2040	57,000	48,045
3.40%, 7/15/2046	4,000	2,855
4.00%, 11/1/2049	169,000	127,873
2.89%, 11/1/2051	11,000	6,641
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	97,301
TELUS Corp. (Canada) 4.30%, 6/15/2049	16,000	13,235
Verizon Communications, Inc.
2.10%, 3/22/2028	5,000	4,828
1.50%, 9/18/2030	197,000	176,025
2.36%, 3/15/2032	41,000	36,582
6.40%, 9/15/2033	20,000	22,335
4.27%, 1/15/2036	12,000	11,392
3.40%, 3/22/2041	152,000	120,951
4.75%, 11/1/2041	22,000	20,398
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.88%, 11/20/2050	7,000	4,429
3.00%, 11/20/2060	5,000	2,981
3.70%, 3/22/2061	23,000	15,877
6.00%, 11/30/2065	4,000	4,015
		1,207,438
Electric Utilities — 6.2%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	54,454
AEP Transmission Co. LLC
4.25%, 9/15/2048	123,000	102,449
Series M, 3.65%, 4/1/2050	98,000	73,818
Alabama Power Co.
3.94%, 9/1/2032	42,000	41,316
Series A, 4.30%, 7/15/2048	46,000	38,654
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,560
3.50%, 12/1/2049	46,000	33,011
Atlantic City Electric Co. 2.30%, 3/15/2031	13,000	11,946
Baltimore Gas and Electric Co. 3.20%, 9/15/2049	5,000	3,443
CenterPoint Energy Houston Electric LLC Series AJ, 4.85%, 10/1/2052	9,000	8,199
Commonwealth Edison Co. 4.00%, 3/1/2049	5,000	4,017
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	24,636
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	17,358
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	27,949
Series C, 2.63%, 3/1/2031	41,000	38,391
3.75%, 8/15/2047	5,000	3,939
3.95%, 3/1/2049	16,000	12,911
Series B, 3.25%, 4/1/2051	114,000	80,157
Duke Energy Carolinas LLC
4.25%, 12/15/2041	88,000	78,447
3.70%, 12/1/2047	36,000	27,761
3.95%, 3/15/2048	14,000	11,229
Duke Energy Corp.
3.75%, 9/1/2046	173,000	132,704
3.95%, 8/15/2047	27,000	21,001
3.50%, 6/15/2051	8,000	5,578
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	15,064
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,559
Edison International
5.75%, 6/15/2027	26,000	26,394
5.25%, 3/15/2032	4,000	4,073
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	3,046
Entergy Corp. 1.90%, 6/15/2028	109,000	104,148
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,918
4.20%, 9/1/2048	49,000	40,013
Evergy, Inc. 2.90%, 9/15/2029	76,000	73,038
Eversource Energy
Series M, 3.30%, 1/15/2028	2,000	1,974
Series R, 1.65%, 8/15/2030	106,000	94,699
3.38%, 3/1/2032	12,000	11,249
5.13%, 5/15/2033	8,000	8,174
Exelon Corp.
2.75%, 3/15/2027	14,000	13,835
4.95%, 6/15/2035	11,000	11,017
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (b)	39,000	40,889
Florida Power & Light Co.
5.69%, 3/1/2040	55,000	58,067
3.95%, 3/1/2048	31,000	25,095
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	29,703
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	88,000	87,073
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	44,443	43,349
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,812
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	211,000	201,973
5.25%, 2/28/2053	14,000	13,080
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	29,000	30,853
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	22,000	21,814
Northern States Power Co. 6.25%, 6/1/2036	30,000	33,514
Oncor Electric Delivery Co. LLC
7.50%, 9/1/2038	5,000	6,109
5.25%, 9/30/2040	5,000	5,050
3.80%, 9/30/2047	32,000	25,071
4.10%, 11/15/2048	26,000	21,106
3.10%, 9/15/2049	5,000	3,379
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,064
2.10%, 8/1/2027	26,000	25,332
3.00%, 6/15/2028	25,000	24,420
2.50%, 2/1/2031	10,000	9,143
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.25%, 6/1/2031	72,000	67,835
4.50%, 7/1/2040	47,000	41,791
3.30%, 8/1/2040	2,000	1,553
4.45%, 4/15/2042	15,000	12,828
4.75%, 2/15/2044	5,000	4,340
4.95%, 7/1/2050	3,000	2,589
6.75%, 1/15/2053	8,000	8,649
6.70%, 4/1/2053	3,000	3,234
PacifiCorp
7.70%, 11/15/2031	29,000	33,546
5.45%, 2/15/2034	3,000	3,081
6.00%, 1/15/2039	16,000	16,394
4.15%, 2/15/2050	18,000	13,682
3.30%, 3/15/2051	32,000	21,043
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,500
Potomac Electric Power Co. 5.50%, 3/15/2054	5,000	4,908
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	49,535
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	47,180
Series 17, 6.25%, 9/1/2037	73,000	80,545
4.05%, 9/15/2049	17,000	13,544
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,701
3.15%, 1/1/2050	63,000	43,196
5.45%, 3/1/2054	33,000	32,684
Southern California Edison Co.
Series D, 4.70%, 6/1/2027	27,000	27,202
Series A, 4.20%, 3/1/2029	5,000	5,003
6.00%, 1/15/2034	1,000	1,066
Series 08-A, 5.95%, 2/1/2038	2,000	2,088
4.50%, 9/1/2040	5,000	4,459
4.65%, 10/1/2043	36,000	31,241
Series E, 5.45%, 6/1/2052	19,000	17,539
5.75%, 4/15/2054	5,000	4,813
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	12,000	11,501
Southwestern Public Service Co. 3.40%, 8/15/2046	5,000	3,628
Union Electric Co.
3.25%, 10/1/2049	5,000	3,476
5.45%, 3/15/2053	5,000	4,939
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	16,000	12,897
4.60%, 12/1/2048	112,000	96,562
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Wisconsin Electric Power Co.
4.30%, 10/15/2048	5,000	4,230
5.05%, 10/1/2054	5,000	4,676
		2,741,703
Electrical Equipment — 0.3%
Eaton Corp. 3.92%, 9/15/2047	27,000	22,451
Emerson Electric Co. 5.25%, 11/15/2039	5,000	5,207
Regal Rexnord Corp.
6.05%, 4/15/2028	5,000	5,185
6.30%, 2/15/2030	5,000	5,341
6.40%, 4/15/2033	48,000	52,266
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	25,441
2.80%, 8/15/2061	37,000	21,632
		137,523
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.75%, 3/15/2042	116,000	109,257
5.45%, 11/15/2079	13,000	12,259
Vontier Corp. 2.95%, 4/1/2031	22,000	20,431
		141,947
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,926
Halliburton Co. 4.85%, 11/15/2035	10,000	9,997
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	10,079
		29,002
Entertainment — 1.1%
Electronic Arts, Inc. 1.85%, 2/15/2031	28,000	26,434
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	26,019
Netflix, Inc.
4.90%, 8/15/2034	74,000	76,287
5.40%, 8/15/2054	58,000	57,553
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	8,000	7,803
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	13,000	9,218
Walt Disney Co. (The)
2.65%, 1/13/2031	130,000	123,099
3.50%, 5/13/2040	113,000	95,875
4.75%, 11/15/2046	44,000	40,357
		462,645
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — 1.6%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (b)	30,000	28,835
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,974
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,368
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (b)	5,000	5,019
Equitable Holdings, Inc.
4.35%, 4/20/2028	25,000	25,113
5.00%, 4/20/2048	11,000	9,787
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	10,000	10,160
Fiserv, Inc.
5.15%, 3/15/2027	50,000	50,481
2.25%, 6/1/2027	38,000	37,120
4.40%, 7/1/2049	10,000	7,918
HA Sustainable Infrastructure Capital, Inc. 6.75%, 7/15/2035	11,000	11,553
Mastercard, Inc.
2.00%, 11/18/2031	7,000	6,298
4.85%, 3/9/2033	30,000	31,013
3.85%, 3/26/2050	66,000	52,220
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,759
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 7.13%, 9/15/2053 (b)	57,000	59,791
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	29,287
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	40,974
5.25%, 6/1/2062	10,000	9,141
Radian Group, Inc. 4.88%, 3/15/2027	113,000	113,328
Shell International Finance BV 6.38%, 12/15/2038	5,000	5,661
Visa, Inc. 2.05%, 4/15/2030	64,000	59,819
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	41,000	39,443
Woodside Finance Ltd. (Australia) 6.00%, 5/19/2035	33,000	34,943
		689,005
Food Products — 1.8%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	97,615
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	55,828
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,273
General Mills, Inc. 2.25%, 10/14/2031	6,000	5,381
Hormel Foods Corp.
1.80%, 6/11/2030	21,000	19,166
3.05%, 6/3/2051	5,000	3,352
JBS NV
4.38%, 2/2/2052	4,000	3,154
6.50%, 12/1/2052	27,000	28,486
6.38%, 4/15/2066	13,000	13,268
Kellanova 3.40%, 11/15/2027	20,000	19,887
Kraft Heinz Foods Co.
3.88%, 5/15/2027	74,000	73,860
5.40%, 3/15/2035	104,000	107,274
5.00%, 7/15/2035	2,000	2,003
Mondelez International, Inc.
1.88%, 10/15/2032	39,000	33,872
2.63%, 9/4/2050	9,000	5,492
Pilgrim's Pride Corp.
6.25%, 7/1/2033	51,000	54,936
6.88%, 5/15/2034	26,000	29,133
Tyson Foods, Inc.
3.55%, 6/2/2027	114,000	113,468
5.10%, 9/28/2048	25,000	23,537
Unilever Capital Corp. (United Kingdom) 2.90%, 5/5/2027	100,000	99,220
		795,205
Gas Utilities — 0.6%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	16,595
4.13%, 3/15/2049	25,000	20,567
5.75%, 10/15/2052	2,000	2,053
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,970
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	39,000	38,476
5.05%, 5/15/2052	8,000	7,300
Southern California Gas Co.
5.05%, 9/1/2034	22,000	22,613
5.13%, 11/15/2040	67,000	66,365
Series VV, 4.30%, 1/15/2049	35,000	28,827
Southwest Gas Corp. 4.05%, 3/15/2032	2,000	1,958
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	6,136
Washington Gas Light Co. 3.65%, 9/15/2049	22,000	16,390
		242,250
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 1.4%
Burlington Northern Santa Fe LLC
2.88%, 6/15/2052	2,000	1,278
4.45%, 1/15/2053	78,000	66,811
5.55%, 3/15/2056	34,000	34,128
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	24,000	21,846
3.00%, 12/2/2041	28,000	21,421
4.30%, 5/15/2043	7,000	6,214
CSX Corp.
3.95%, 5/1/2050	141,000	111,661
4.65%, 3/1/2068	44,000	36,925
Norfolk Southern Corp.
3.80%, 8/1/2028	90,000	89,958
4.15%, 2/28/2048	34,000	28,056
3.70%, 3/15/2053	9,000	6,642
5.10%, 8/1/2118	10,000	8,796
4.10%, 5/15/2121	3,000	2,099
Ryder System, Inc.
2.85%, 3/1/2027	49,000	48,517
5.30%, 3/15/2027	2,000	2,026
Union Pacific Corp.
6.63%, 2/1/2029	70,000	75,728
4.50%, 9/10/2048	17,000	14,896
3.88%, 2/1/2055	63,000	48,167
2.97%, 9/16/2062	6,000	3,601
		628,770
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
1.15%, 1/30/2028	132,000	126,152
4.75%, 4/15/2043	18,000	17,120
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,586
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,024
2.82%, 5/20/2030	35,000	33,291
4.30%, 8/22/2032	12,000	11,987
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,803
4.70%, 3/1/2049	33,000	30,324
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,814
DH Europe Finance II SARL 2.60%, 11/15/2029	77,000	73,420
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,879
Medtronic, Inc. 4.63%, 3/15/2045	21,000	19,465
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Smith & Nephew plc (United Kingdom) 5.15%, 3/20/2027	92,000	93,056
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	10,047
		448,968
Health Care Providers & Services — 4.5%
Allina Health System Series 2019, 3.89%, 4/15/2049	5,000	3,927
Ascension Health
Series B, 3.11%, 11/15/2039	34,000	27,765
3.95%, 11/15/2046	25,000	20,842
Cardinal Health, Inc.
3.41%, 6/15/2027	2,000	1,987
4.50%, 11/15/2044	35,000	30,529
Centene Corp.
2.45%, 7/15/2028	58,000	54,695
3.00%, 10/15/2030	28,000	25,230
Children's Health System of Texas 2.51%, 8/15/2050	64,000	39,342
Children's Hospital Corp. (The) Series 2017, 4.12%, 1/1/2047	5,000	4,319
Cigna Group (The)
2.40%, 3/15/2030	91,000	85,458
4.80%, 8/15/2038	64,000	61,971
5.60%, 2/15/2054	6,000	5,872
CommonSpirit Health
6.07%, 11/1/2027	38,000	39,161
6.46%, 11/1/2052	29,000	31,923
CVS Health Corp.
3.75%, 4/1/2030	66,000	64,943
6.13%, 9/15/2039	11,000	11,658
5.05%, 3/25/2048	79,000	70,419
5.63%, 2/21/2053	140,000	133,232
6.00%, 6/1/2063	5,000	4,886
Elevance Health, Inc.
4.10%, 3/1/2028	24,000	24,053
2.25%, 5/15/2030	41,000	37,958
5.95%, 12/15/2034	16,000	17,271
4.55%, 5/15/2052	58,000	48,487
6.10%, 10/15/2052	10,000	10,379
5.85%, 11/1/2064	20,000	19,708
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	12,000	10,551
HCA, Inc.
5.88%, 2/1/2029	4,000	4,166
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.13%, 6/15/2029	11,000	11,014
4.30%, 11/15/2030	10,000	10,015
5.50%, 6/1/2033	82,000	85,874
5.60%, 4/1/2034	36,000	37,777
5.75%, 3/1/2035	6,000	6,352
5.13%, 6/15/2039	24,000	23,375
5.25%, 6/15/2049	22,000	20,093
3.50%, 7/15/2051	4,000	2,761
4.63%, 3/15/2052	15,000	12,441
6.10%, 4/1/2064	2,000	1,998
Humana, Inc.
2.15%, 2/3/2032	4,000	3,492
4.80%, 3/15/2047	26,000	21,706
Kaiser Foundation Hospitals 4.88%, 4/1/2042	14,000	13,649
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	30,588
Mayo Clinic Series 2013, 4.00%, 11/15/2047	29,000	24,074
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	4,000	3,952
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	11,000	7,040
Novant Health, Inc. 2.64%, 11/1/2036	20,000	16,440
PeaceHealth Obligated Group 4.86%, 11/15/2032	23,000	23,487
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	119,000	105,993
Providence St Joseph Health Obligated Group
5.37%, 10/1/2032	7,000	7,334
5.40%, 10/1/2033	19,000	19,872
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	31,898
Quest Diagnostics, Inc. 2.80%, 6/30/2031	84,000	78,276
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	26,000	25,979
Stanford Health Care Series 2018, 3.80%, 11/15/2048	5,000	4,004
Texas Health Resources 4.33%, 11/15/2055	58,000	48,565
UnitedHealth Group, Inc.
3.88%, 12/15/2028	45,000	45,021
4.00%, 5/15/2029	21,000	21,068
2.30%, 5/15/2031	6,000	5,473
4.20%, 5/15/2032	61,000	60,714
5.80%, 3/15/2036	12,000	12,876
6.63%, 11/15/2037	32,000	36,392
3.50%, 8/15/2039	129,000	108,329
2.75%, 5/15/2040	37,000	27,828
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
4.63%, 11/15/2041	65,000	59,822
3.13%, 5/15/2060	10,000	6,153
6.05%, 2/15/2063	8,000	8,224
5.50%, 4/15/2064	7,000	6,636
5.75%, 7/15/2064	31,000	30,471
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	5,000	4,485
		2,002,273
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	103,000	85,571
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	59,005
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,587
Welltower OP LLC 4.95%, 9/1/2048	26,000	24,573
		171,736
Hotels, Restaurants & Leisure — 1.0%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	47,208
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,034
3.25%, 2/15/2030	60,000	57,571
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	3,016
Las Vegas Sands Corp.
5.90%, 6/1/2027	50,000	50,858
3.90%, 8/8/2029	50,000	48,947
Marriott International, Inc.
4.20%, 7/15/2027	43,000	43,191
5.50%, 4/15/2037	7,000	7,230
McDonald's Corp.
3.80%, 4/1/2028	21,000	21,010
4.80%, 8/14/2028	2,000	2,046
2.13%, 3/1/2030	14,000	13,068
4.60%, 9/9/2032	9,000	9,238
3.63%, 5/1/2043	81,000	64,946
5.15%, 9/9/2052	28,000	26,388
Starbucks Corp.
5.00%, 2/15/2034	9,000	9,288
4.50%, 11/15/2048	28,000	24,074
3.35%, 3/12/2050	31,000	21,828
		454,941
Household Durables — 0.5%
DR Horton, Inc. 1.40%, 10/15/2027	96,000	92,405
Leggett & Platt, Inc. 3.50%, 11/15/2051	16,000	10,516
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Lennar Corp. 4.75%, 11/29/2027	14,000	14,125
Mohawk Industries, Inc. 3.63%, 5/15/2030	94,000	91,946
Sekisui House US, Inc. 3.97%, 8/6/2061	20,000	13,650
		222,642
Household Products — 0.4%
Colgate-Palmolive Co.
4.60%, 3/1/2028	2,000	2,036
4.00%, 8/15/2045	25,000	21,895
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	20,203
6.63%, 8/1/2037	107,000	124,521
Procter & Gamble Co. (The) 3.50%, 10/25/2047	6,000	4,766
		173,421
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. Series F, 4.95%, 12/15/2046	64,000	57,941
Industrial Conglomerates — 0.5%
3M Co. 3.38%, 3/1/2029	81,000	79,778
Honeywell International, Inc.
4.25%, 1/15/2029	23,000	23,272
5.70%, 3/15/2036	84,000	90,753
5.35%, 3/1/2064	14,000	13,539
		207,342
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,998
5.13%, 1/15/2034	16,000	16,571
3.00%, 4/15/2050	36,000	24,086
		49,655
Insurance — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,955
Alleghany Corp. 4.90%, 9/15/2044	5,000	4,675
Allstate Corp. (The)
5.25%, 3/30/2033	21,000	21,922
4.50%, 6/15/2043	5,000	4,415
American International Group, Inc. 3.88%, 1/15/2035	34,000	31,824
Aon Corp. 4.50%, 12/15/2028	9,000	9,123
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,924
Athene Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (b)	7,000	6,779
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (b)	5,000	4,816
AXA SA (France) 8.60%, 12/15/2030	93,000	109,385
Berkshire Hathaway Finance Corp.
2.30%, 3/15/2027	30,000	29,592
5.75%, 1/15/2040	22,000	24,204
4.25%, 1/15/2049	5,000	4,220
2.85%, 10/15/2050	96,000	62,048
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,676
3.05%, 12/15/2061	21,000	13,179
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,709
CNO Financial Group, Inc. 6.45%, 6/15/2034	27,000	28,181
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	50,778
6.00%, 12/7/2033	28,000	29,906
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048	5,000	4,275
2.90%, 9/15/2051	39,000	25,372
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	21,000	17,269
MetLife, Inc.
10.75%, 8/1/2039	16,000	21,253
4.72%, 12/15/2044 (a)	70,000	62,813
5.25%, 1/15/2054	26,000	24,487
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (b)	54,000	52,219
Principal Financial Group, Inc.
3.70%, 5/15/2029	33,000	32,648
4.30%, 11/15/2046	10,000	8,461
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	33,162
Prudential Financial, Inc.
6.63%, 12/1/2037	38,000	43,746
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (b)	47,000	47,476
3.94%, 12/7/2049	41,000	31,631
3.70%, 3/13/2051	41,000	29,946
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (b)	24,000	25,723
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	25,171
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (b)	22,000	22,756
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	17,086
Stewart Information Services Corp. 3.60%, 11/15/2031	5,000	4,521
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	65,327
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	10,651
4.10%, 3/4/2049	15,000	12,396
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	123,448
W R Berkley Corp. 3.15%, 9/30/2061	49,000	30,135
Willis North America, Inc. 3.88%, 9/15/2049	33,000	24,601
		1,280,884
Interactive Media & Services — 0.9%
Alphabet, Inc.
1.10%, 8/15/2030	79,000	70,411
2.05%, 8/15/2050	139,000	76,657
2.25%, 8/15/2060	4,000	2,100
Meta Platforms, Inc.
4.30%, 8/15/2029	2,000	2,032
4.80%, 5/15/2030	56,000	57,847
4.75%, 8/15/2034	70,000	71,116
4.65%, 8/15/2062	25,000	20,281
5.55%, 8/15/2064	73,000	68,740
5.75%, 11/15/2065	37,000	36,019
		405,203
IT Services — 0.7%
Accenture Capital, Inc. 4.50%, 10/4/2034	33,000	32,652
DXC Technology Co. 2.38%, 9/15/2028	16,000	15,090
Gartner, Inc. 5.60%, 11/20/2035	61,000	58,428
International Business Machines Corp.
6.50%, 1/15/2028	128,000	134,147
5.88%, 11/29/2032	22,000	23,840
7.13%, 12/1/2096	18,000	21,085
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	27,000	19,162
		304,404
Leisure Products — 0.2%
Brunswick Corp. 5.85%, 3/18/2029	50,000	51,977
Hasbro, Inc. 3.90%, 11/19/2029	30,000	29,741
		81,718
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. 2.30%, 3/12/2031	2,000	1,827
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Life Sciences Tools & Services — continued
Revvity, Inc. 2.25%, 9/15/2031	23,000	20,461
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	155,000	160,121
		182,409
Machinery — 0.6%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	23,711
4.75%, 5/15/2064	22,000	19,668
Cummins, Inc.
5.15%, 2/20/2034	44,000	45,933
4.88%, 10/1/2043	5,000	4,856
Deere & Co.
3.75%, 4/15/2050	3,000	2,396
5.70%, 1/19/2055	27,000	28,593
Illinois Tool Works, Inc. 4.88%, 9/15/2041	90,000	88,287
Otis Worldwide Corp.
3.11%, 2/15/2040	8,000	6,398
3.36%, 2/15/2050	5,000	3,589
Snap-on, Inc.
4.10%, 3/1/2048	6,000	4,988
3.10%, 5/1/2050	5,000	3,449
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,479
		246,347
Media — 1.3%
Charter Communications Operating LLC
2.25%, 1/15/2029	10,000	9,439
6.10%, 6/1/2029	26,000	27,243
2.80%, 4/1/2031	22,000	20,001
2.30%, 2/1/2032	49,000	42,758
6.65%, 2/1/2034	41,000	43,567
6.38%, 10/23/2035	100,000	104,409
5.38%, 4/1/2038	41,000	38,070
3.50%, 6/1/2041	30,000	21,622
3.50%, 3/1/2042	19,000	13,425
4.40%, 12/1/2061	32,000	21,442
3.95%, 6/30/2062	61,000	37,282
5.50%, 4/1/2063	4,000	3,184
Fox Corp. 5.58%, 1/25/2049	10,000	9,473
Paramount Global
4.20%, 6/1/2029	48,000	46,183
4.95%, 1/15/2031	5,000	4,677
4.20%, 5/19/2032	125,000	110,077
5.25%, 4/1/2044	2,000	1,358
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.95%, 5/19/2050	3,000	1,895
Time Warner Cable LLC 5.50%, 9/1/2041	3,000	2,687
		558,792
Metals & Mining — 0.9%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	52,000	57,963
BHP Billiton Finance USA Ltd. (Australia)
5.10%, 9/8/2028	4,000	4,120
5.25%, 9/8/2033	2,000	2,097
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	117,000	117,151
Newmont Corp. 2.60%, 7/15/2032	12,000	11,013
Rio Tinto Alcan, Inc. (Canada) 5.75%, 6/1/2035	37,000	39,871
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,529
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	69,000	69,512
5.13%, 3/9/2053	18,000	17,069
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	15,635
5.88%, 4/23/2045	41,000	42,825
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	31,000	30,047
		409,832
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Ladder Capital Finance Holdings LLLP 5.50%, 8/1/2030	5,000	5,131
Multi-Utilities — 2.3%
Ameren Corp. 3.50%, 1/15/2031	30,000	29,072
Avista Corp. 4.00%, 4/1/2052	5,000	3,888
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	82,000	89,925
5.95%, 5/15/2037	137,000	149,163
Black Hills Corp. 6.15%, 5/15/2034	24,000	26,063
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	5,000	4,947
Consolidated Edison Co. of New York, Inc.
Series D, 4.00%, 12/1/2028	5,000	5,033
2.40%, 6/15/2031	11,000	10,139
Series 20B, 3.95%, 4/1/2050	49,000	38,833
3.20%, 12/1/2051	64,000	43,222
3.70%, 11/15/2059	51,000	36,147
Consumers Energy Co.
4.63%, 5/15/2033	51,000	51,682
3.95%, 7/15/2047	81,000	65,702
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
3.50%, 8/1/2051	5,000	3,692
Dominion Energy, Inc.
4.25%, 6/1/2028	9,000	9,053
Series C, 2.25%, 8/15/2031	2,000	1,806
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	55,000	57,700
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (b)	13,000	13,504
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	43,816
NiSource, Inc.
3.49%, 5/15/2027	22,000	21,887
3.60%, 5/1/2030	11,000	10,793
5.00%, 6/15/2052	13,000	11,528
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	44,403
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	30,089
3.70%, 3/15/2052	1,000	742
Sempra
3.40%, 2/1/2028	39,000	38,587
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (b)	5,000	5,102
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	10,000	8,521
Series 21A, 3.15%, 9/30/2051	33,000	21,869
WEC Energy Group, Inc.
1.38%, 10/15/2027	15,000	14,410
2.20%, 12/15/2028	114,000	108,900
		1,000,218
Office REITs — 0.5%
Boston Properties LP 2.55%, 4/1/2032	43,000	37,780
COPT Defense Properties LP
2.75%, 4/15/2031	64,000	59,100
2.90%, 12/1/2033	55,000	47,734
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,912
2.50%, 11/15/2032	29,000	24,344
2.65%, 11/15/2033	25,000	20,432
Piedmont Operating Partnership LP 3.15%, 8/15/2030	5,000	4,641
		198,943
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 7.1%
APA Corp. 6.75%, 2/15/2055	2,000	2,034
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	42,555
BP Capital Markets America, Inc.
4.23%, 11/6/2028	49,000	49,502
2.72%, 1/12/2032	19,000	17,570
3.00%, 3/17/2052	47,000	30,895
3.38%, 2/8/2061	74,000	49,539
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,786
Canadian Natural Resources Ltd. (Canada)
6.50%, 2/15/2037	17,000	18,701
4.95%, 6/1/2047	22,000	20,000
Cenovus Energy, Inc. (Canada) 2.65%, 1/15/2032	41,000	37,219
Cheniere Energy, Inc. 4.63%, 10/15/2028	60,000	59,976
Chevron Corp.
2.24%, 5/11/2030	14,000	13,139
3.08%, 5/11/2050	5,000	3,500
ConocoPhillips Co.
4.70%, 1/15/2030	2,000	2,050
3.80%, 3/15/2052	22,000	16,643
4.03%, 3/15/2062	76,000	56,443
5.70%, 9/15/2063	30,000	29,852
5.65%, 1/15/2065	7,000	6,866
Devon Energy Corp.
5.25%, 10/15/2027	52,000	52,019
5.20%, 9/15/2034	52,000	53,321
5.60%, 7/15/2041	25,000	25,048
Diamondback Energy, Inc.
3.50%, 12/1/2029	4,000	3,914
6.25%, 3/15/2053	4,000	4,161
5.90%, 4/18/2064	29,000	28,411
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	27,542
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	232,000	202,412
Energy Transfer LP
4.95%, 5/15/2028	49,000	49,925
3.75%, 5/15/2030	27,000	26,554
4.90%, 3/15/2035	2,000	1,995
6.05%, 6/1/2041	5,000	5,156
6.10%, 2/15/2042	45,000	46,165
6.13%, 12/15/2045	5,000	5,060
5.30%, 4/15/2047	5,000	4,561
5.40%, 10/1/2047	85,000	78,327
6.00%, 6/15/2048	5,000	4,933
5.95%, 5/15/2054	17,000	16,401
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
2.80%, 1/31/2030	39,000	37,368
4.85%, 8/15/2042	43,000	40,572
4.90%, 5/15/2046	2,000	1,853
3.70%, 1/31/2051	5,000	3,744
3.95%, 1/31/2060	72,000	53,591
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	35,000	35,088
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	48,000	48,120
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	49,980
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	52,527
Exxon Mobil Corp.
2.44%, 8/16/2029	59,000	56,791
4.23%, 3/19/2040	138,000	128,573
3.10%, 8/16/2049	29,000	20,306
Hess Corp.
7.88%, 10/1/2029	10,000	11,337
5.80%, 4/1/2047	50,000	52,358
Kinder Morgan, Inc. 3.25%, 8/1/2050	82,000	55,206
MPLX LP
4.25%, 12/1/2027	42,000	42,184
5.00%, 1/15/2033	31,000	31,491
4.50%, 4/15/2038	7,000	6,506
5.20%, 12/1/2047	9,000	8,181
4.95%, 3/14/2052	34,000	29,283
4.90%, 4/15/2058	10,000	8,321
Occidental Petroleum Corp.
7.88%, 9/15/2031	5,000	5,819
5.38%, 1/1/2032	5,000	5,205
5.55%, 10/1/2034	5,000	5,215
4.40%, 4/15/2046	21,000	17,189
4.20%, 3/15/2048	3,000	2,327
ONEOK Partners LP 6.85%, 10/15/2037	19,000	21,363
ONEOK, Inc.
4.00%, 7/13/2027	34,000	34,026
5.60%, 4/1/2044	5,000	4,801
4.95%, 7/13/2047	64,000	56,801
4.20%, 10/3/2047	32,000	25,250
5.20%, 7/15/2048	70,000	63,652
Phillips 66
3.90%, 3/15/2028	24,000	23,975
4.88%, 11/15/2044	10,000	9,020
Phillips 66 Co.
3.75%, 3/1/2028	2,000	1,996
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 3/15/2055	6,000	5,684
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.20%, 3/15/2056 (b)	38,000	38,498
Pioneer Natural Resources Co. 1.90%, 8/15/2030	38,000	34,853
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	79,000	79,368
4.20%, 3/15/2028	59,000	59,222
Shell Finance US, Inc.
3.88%, 11/13/2028 (e)	10,000	10,048
4.13%, 11/6/2030	5,000	5,038
3.13%, 11/7/2049 (e)	10,000	6,905
3.00%, 11/26/2051 (e)	8,000	5,292
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,431
6.50%, 2/15/2053	15,000	15,912
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	25,313
TC PipeLines LP 3.90%, 5/25/2027	84,000	83,850
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	53,000	57,000
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	145,923
3.39%, 6/29/2060	59,000	39,217
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	993
5.85%, 3/15/2036	1,000	1,066
6.20%, 10/15/2037	11,000	11,969
6.10%, 6/1/2040	48,000	51,729
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	131,363
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,549
2.80%, 12/1/2031	7,000	6,470
Viper Energy Partners LLC
4.90%, 8/1/2030	5,000	5,107
5.70%, 8/1/2035	5,000	5,179
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	42,317
5.30%, 3/1/2048	2,000	1,765
5.25%, 2/1/2050 (a)	23,000	19,980
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,000	2,024
5.80%, 11/15/2043	14,000	14,117
		3,129,376
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	61,987
Suzano Netherlands BV (Brazil) 5.50%, 1/15/2036	2,000	2,015
		64,002
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	99,324
4.65%, 5/15/2033	43,000	43,607
Kenvue, Inc.
4.90%, 3/22/2033	116,000	119,723
5.10%, 3/22/2043	31,000	30,431
		293,085
Pharmaceuticals — 3.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	24,000	27,493
4.38%, 11/16/2045	18,000	16,064
2.13%, 8/6/2050	23,000	13,129
3.00%, 5/28/2051	20,000	13,745
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	112,252
1.45%, 11/13/2030	13,000	11,614
5.90%, 11/15/2033	30,000	32,912
4.35%, 11/15/2047	13,000	11,132
3.90%, 3/15/2062	58,000	42,620
6.40%, 11/15/2063	46,000	51,122
Eli Lilly & Co.
5.50%, 3/15/2027	69,000	70,335
3.38%, 3/15/2029	90,000	89,103
2.25%, 5/15/2050	114,000	66,623
4.15%, 3/15/2059	33,000	26,552
2.50%, 9/15/2060	65,000	35,833
GlaxoSmithKline Capital plc (United Kingdom) 4.32%, 3/12/2027	2,000	2,012
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	26,000	29,655
Johnson & Johnson
0.95%, 9/1/2027	30,000	28,890
4.70%, 3/1/2030	2,000	2,073
4.38%, 12/5/2033	27,000	27,494
3.55%, 3/1/2036	11,000	10,247
5.95%, 8/15/2037	57,000	63,947
3.40%, 1/15/2038	106,000	94,496
3.50%, 1/15/2048	5,000	3,910
2.25%, 9/1/2050	39,000	23,355
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
2.45%, 9/1/2060	10,000	5,594
Merck & Co., Inc.
6.50%, 12/1/2033 (a)	8,000	9,116
3.60%, 9/15/2042	80,000	65,993
2.90%, 12/10/2061	122,000	72,256
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,723
Novartis Capital Corp. 4.20%, 9/18/2034	3,000	2,975
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	80,000	75,028
Pfizer, Inc.
4.00%, 12/15/2036	5,000	4,740
4.13%, 12/15/2046	5,000	4,194
Royalty Pharma plc
1.75%, 9/2/2027	41,000	39,677
3.30%, 9/2/2040	66,000	52,104
3.55%, 9/2/2050	17,000	12,027
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,925
Wyeth LLC
6.50%, 2/1/2034	11,000	12,444
6.00%, 2/15/2036	91,000	100,023
Zoetis, Inc.
3.00%, 9/12/2027	41,000	40,535
3.90%, 8/20/2028	26,000	26,026
		1,463,988
Professional Services — 0.4%
Concentrix Corp. 6.85%, 8/2/2033	25,000	24,080
Equifax, Inc. 2.35%, 9/15/2031	144,000	129,034
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	43,211
		196,325
Residential REITs — 0.5%
American Homes 4 Rent LP 3.38%, 7/15/2051	2,000	1,345
AvalonBay Communities, Inc.
2.05%, 1/15/2032	23,000	20,450
3.90%, 10/15/2046	2,000	1,629
Camden Property Trust 2.80%, 5/15/2030	60,000	57,028
Essex Portfolio LP 1.70%, 3/1/2028	29,000	27,771
Mid-America Apartments LP 4.65%, 1/15/2033	5,000	5,029
Store Capital LLC 4.50%, 3/15/2028	37,000	37,156
Sun Communities Operating LP 2.30%, 11/1/2028	2,000	1,910
UDR, Inc.
3.00%, 8/15/2031	11,000	10,296
1.90%, 3/15/2033	82,000	68,723
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Residential REITs — continued
2.10%, 6/15/2033	3,000	2,530
3.10%, 11/1/2034	5,000	4,400
		238,267
Retail REITs — 0.4%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	59,463
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	9,002
NNN REIT, Inc. 3.10%, 4/15/2050	42,000	27,995
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,957
3.20%, 2/15/2031	29,000	27,726
1.80%, 3/15/2033	24,000	20,224
4.65%, 3/15/2047	10,000	9,001
		158,368
Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc. 5.10%, 10/1/2035	42,000	43,685
Broadcom, Inc.
1.95%, 2/15/2028	133,000	128,521
2.45%, 2/15/2031	2,000	1,849
4.15%, 4/15/2032 (e)	2,000	1,978
4.30%, 11/15/2032	2,000	1,993
2.60%, 2/15/2033	105,000	93,473
3.47%, 4/15/2034	24,000	22,175
4.93%, 5/15/2037 (e)	138,000	137,949
Intel Corp.
1.60%, 8/12/2028	97,000	91,698
3.90%, 3/25/2030	4,000	3,952
4.25%, 12/15/2042	98,000	81,256
5.63%, 2/10/2043	10,000	9,809
5.90%, 2/10/2063	20,000	19,195
KLA Corp. 4.10%, 3/15/2029	86,000	86,492
Micron Technology, Inc.
5.88%, 9/15/2033	48,000	51,560
3.48%, 11/1/2051	13,000	9,526
NVIDIA Corp.
2.85%, 4/1/2030	2,000	1,924
2.00%, 6/15/2031	123,000	111,970
NXP BV (Netherlands)
3.15%, 5/1/2027	18,000	17,838
3.25%, 5/11/2041	42,000	32,335
3.25%, 11/30/2051	30,000	20,121
QUALCOMM, Inc.
1.65%, 5/20/2032	10,000	8,645
4.65%, 5/20/2035	4,000	4,042
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	21,121
5.00%, 3/14/2053	5,000	4,673
		1,007,780
Software — 2.5%
Microsoft Corp.
4.10%, 2/6/2037	138,000	134,830
5.20%, 6/1/2039	77,000	81,615
4.50%, 10/1/2040	3,000	2,962
2.53%, 6/1/2050	12,000	7,443
Oracle Corp.
2.30%, 3/25/2028	11,000	10,545
4.65%, 5/6/2030	30,000	29,949
4.80%, 9/26/2032	32,000	31,280
6.25%, 11/9/2032	83,000	87,661
4.90%, 2/6/2033	88,000	85,994
4.30%, 7/8/2034	2,000	1,828
3.85%, 7/15/2036	221,000	188,494
3.80%, 11/15/2037	34,000	27,992
6.50%, 4/15/2038	15,000	15,539
4.13%, 5/15/2045	5,000	3,614
5.88%, 9/26/2045	5,000	4,521
4.00%, 7/15/2046	126,000	87,999
3.60%, 4/1/2050	27,000	16,883
4.10%, 3/25/2061	66,000	42,261
6.13%, 8/3/2065	53,000	45,849
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	144,345
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,888
1.50%, 7/15/2028	2,000	1,894
		1,096,386
Specialized REITs — 1.1%
American Tower Corp.
1.50%, 1/31/2028	21,000	20,073
2.10%, 6/15/2030	108,000	99,099
Crown Castle, Inc.
4.80%, 9/1/2028	48,000	48,800
3.10%, 11/15/2029	12,000	11,521
5.20%, 2/15/2049	32,000	29,327
Equinix, Inc.
3.20%, 11/18/2029	81,000	78,270
3.00%, 7/15/2050	69,000	44,640
2.95%, 9/15/2051	5,000	3,172
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialized REITs — continued
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,983
2.35%, 3/15/2032	64,000	56,508
Public Storage Operating Co.
1.95%, 11/9/2028	11,000	10,482
2.25%, 11/9/2031	45,000	40,722
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	35,485
		495,082
Specialty Retail — 1.5%
Home Depot, Inc. (The)
1.50%, 9/15/2028	47,000	44,589
2.70%, 4/15/2030	212,000	202,515
4.50%, 9/15/2032	13,000	13,261
4.95%, 6/25/2034	2,000	2,066
5.88%, 12/16/2036	20,000	21,848
4.20%, 4/1/2043	46,000	40,508
2.75%, 9/15/2051	11,000	6,915
Lowe's Cos., Inc.
3.10%, 5/3/2027	23,000	22,792
1.30%, 4/15/2028	76,000	72,055
4.05%, 5/3/2047	71,000	57,097
4.45%, 4/1/2062	45,000	35,659
5.85%, 4/1/2063	19,000	18,938
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,990
4.35%, 6/1/2028	44,000	44,398
4.20%, 4/1/2030	19,000	19,064
1.75%, 3/15/2031	3,000	2,664
TJX Cos., Inc. (The) 1.15%, 5/15/2028	35,000	33,091
		639,450
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
1.20%, 2/8/2028	9,000	8,607
4.15%, 5/10/2030	63,000	63,962
4.30%, 5/10/2033	87,000	88,924
4.50%, 2/23/2036	58,000	59,339
4.65%, 2/23/2046	130,000	121,081
3.75%, 9/12/2047	2,000	1,605
2.55%, 8/20/2060	78,000	43,859
4.10%, 8/8/2062	33,000	26,280
Dell International LLC
5.30%, 10/1/2029	40,000	41,469
8.10%, 7/15/2036	46,000	55,860
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell, Inc. 6.50%, 4/15/2038	23,000	24,982
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	72,000	73,904
HP, Inc. 4.00%, 4/15/2029	153,000	152,009
		761,881
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.63%, 5/1/2043	60,000	48,701
3.88%, 11/1/2045	10,000	8,216
		56,917
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	13,459
5.95%, 2/14/2049	46,000	46,555
4.45%, 5/6/2050	3,000	2,432
4.00%, 2/4/2061	57,000	41,707
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	98,000	98,660
4.39%, 8/15/2037	3,000	2,805
5.28%, 4/2/2050	69,000	63,292
7.08%, 8/2/2053	6,000	6,871
Philip Morris International, Inc.
4.88%, 2/15/2028	95,000	96,818
5.13%, 2/15/2030	94,000	97,625
5.75%, 11/17/2032	54,000	58,232
5.25%, 2/13/2034	13,000	13,613
6.38%, 5/16/2038	8,000	8,997
4.38%, 11/15/2041	21,000	18,923
		569,989
Trading Companies & Distributors — 0.6%
Air Lease Corp.
5.30%, 2/1/2028	17,000	17,356
3.13%, 12/1/2030	42,000	39,437
2.88%, 1/15/2032	43,000	38,999
GATX Corp.
3.50%, 6/1/2032	1,000	947
4.90%, 3/15/2033	41,000	41,685
5.45%, 9/15/2033	7,000	7,340
6.05%, 3/15/2034	91,000	98,709
		244,473
Water Utilities — 0.2%
American Water Capital Corp.
4.45%, 6/1/2032	25,000	25,237
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Water Utilities — continued
6.59%, 10/15/2037	3,000	3,451
4.30%, 12/1/2042	3,000	2,689
4.00%, 12/1/2046	29,000	23,337
4.20%, 9/1/2048	6,000	4,968
Essential Utilities, Inc. 5.30%, 5/1/2052	31,000	29,237
		88,919
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc. (Canada)
5.00%, 2/15/2029	30,000	30,673
7.50%, 8/15/2038	9,000	10,558
5.45%, 10/1/2043	26,000	24,946
T-Mobile USA, Inc.
3.88%, 4/15/2030	115,000	114,105
3.50%, 4/15/2031	216,000	208,539
3.30%, 2/15/2051	67,000	45,537
5.80%, 9/15/2062	11,000	10,970
Vodafone Group plc (United Kingdom)
5.75%, 2/10/2063	69,000	66,784
5.88%, 6/28/2064	24,000	23,614
		535,726
Total Corporate Bonds (Cost $43,210,959)		43,381,593
Asset-Backed Securities — 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	18,559	19,004
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,206	2,155
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,386	17,052
Total Asset-Backed Securities (Cost $37,471)		38,211
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (f) (g) (Cost $231,254)	231,254	231,254
Total Investments — 99.1% (Cost $43,479,684)		43,651,058
Other Assets in Excess of Liabilities — 0.9%		382,004
NET ASSETS — 100.0%		44,033,062

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Abbreviations
CME	Chicago Mercantile Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $273,434 or 0.62% of the
Fund’s net assets as of February 28, 2026.

(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	February 28, 2026

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 87.3%
Bahrain — 4.4%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	600,000	620,700
6.75%, 9/20/2029 (a)	600,000	615,750
5.63%, 9/30/2031 (a)	200,000	195,200
5.45%, 9/16/2032 (a)	400,000	381,752
5.63%, 5/18/2034 (a)	400,000	377,716
7.50%, 2/12/2036 (a)	600,000	632,400
6.00%, 9/19/2044 (a)	260,000	225,163
		3,048,681
Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	200,000	192,938
Brazil — 7.2%
Federative Republic of Brazil
4.50%, 5/30/2029	200,000	199,970
5.50%, 11/6/2030	400,000	412,000
6.13%, 1/22/2032	900,000	942,813
5.50%, 2/4/2033	400,000	400,800
6.00%, 10/20/2033	400,000	408,900
6.63%, 3/15/2035	1,200,000	1,260,000
5.00%, 1/27/2045	1,000,000	821,000
7.13%, 5/13/2054	335,000	341,184
7.25%, 1/12/2056	200,000	203,200
		4,989,867
Bulgaria — 0.3%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	200,000	201,458
Chile — 1.3%
Republic of Chile
3.24%, 2/6/2028	400,000	394,000
3.10%, 5/7/2041	200,000	157,650
5.33%, 1/5/2054	200,000	198,950
3.25%, 9/21/2071	200,000	129,060
		879,660
Colombia — 6.6%
Republic of Colombia
3.00%, 1/30/2030	800,000	719,840
7.38%, 4/25/2030	600,000	630,240
6.13%, 1/21/2031	200,000	199,500
8.00%, 11/14/2035	450,000	480,262
7.75%, 11/7/2036	600,000	624,720
7.38%, 9/18/2037	450,000	458,377
6.13%, 1/18/2041	500,000	444,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia—continued
5.00%, 6/15/2045	200,000	147,500
5.20%, 5/15/2049	200,000	147,500
8.75%, 11/14/2053	224,000	246,019
8.38%, 11/7/2054	450,000	475,200
		4,573,158
Costa Rica — 1.9%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	200,000	209,900
6.55%, 4/3/2034 (a)	200,000	217,150
7.16%, 3/12/2045 (a)	400,000	448,088
7.30%, 11/13/2054 (a)	400,000	456,916
		1,332,054
Dominican Republic — 6.5%
Dominican Republic Government Bond
6.00%, 7/19/2028 (a)	450,000	462,600
4.50%, 1/30/2030 (a)	600,000	586,800
7.05%, 2/3/2031 (a)	400,000	429,500
4.88%, 9/23/2032 (a)	150,000	144,000
6.95%, 3/15/2037 (b)	700,000	751,800
6.95%, 3/15/2037 (a)	300,000	322,200
5.30%, 1/21/2041 (a)	750,000	684,292
6.40%, 6/5/2049 (b)	150,000	150,300
7.15%, 2/24/2055 (a)	450,000	487,800
5.88%, 1/30/2060 (a)	500,000	451,000
		4,470,292
Egypt — 0.9%
Arab Republic of Egypt
5.88%, 2/16/2031 (a)	200,000	194,250
7.30%, 9/30/2033 (a)	200,000	200,700
8.88%, 5/29/2050 (a)	200,000	195,500
		590,450
El Salvador — 0.6%
Republic of El Salvador
9.25%, 4/17/2030 (a)	200,000	216,500
9.65%, 11/21/2054 (a)	150,000	170,458
		386,958
Ghana — 1.7%
Republic of Ghana
5.00%, 7/3/2029 (a) (c)	393,750	385,481
5.00%, 7/3/2035 (a) (c)	900,000	814,331
		1,199,812
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Guatemala — 0.8%
Republic of Guatemala 6.60%, 6/13/2036 (a)	526,000	571,039
Hungary — 1.5%
Hungary Government Bond
2.13%, 9/22/2031 (a)	400,000	349,600
6.25%, 9/22/2032 (a)	200,000	214,822
6.75%, 9/25/2052 (a)	444,000	483,472
		1,047,894
India — 0.5%
Export-Import Bank of India 2.25%, 1/13/2031 (a)	400,000	365,108
Indonesia — 2.4%
Perusahaan Penerbit SBSN Indonesia III
4.45%, 2/20/2029 (a)	200,000	202,032
2.80%, 6/23/2030 (a)	400,000	375,509
Republic of Indonesia
4.75%, 2/11/2029	200,000	203,850
7.75%, 1/17/2038 (a)	300,000	372,375
4.20%, 10/15/2050	650,000	530,562
		1,684,328
Ivory Coast — 1.7%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (a)	200,000	214,200
6.13%, 6/15/2033 (a)	450,000	445,725
8.25%, 1/30/2037 (a)	480,000	524,160
		1,184,085
Jamaica — 1.2%
Jamaica Government Bond
6.75%, 4/28/2028	316,000	325,518
7.88%, 7/28/2045	400,000	483,400
		808,918
Jordan — 1.2%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	200,000	201,813
7.50%, 1/13/2029 (a)	200,000	209,688
7.38%, 10/10/2047 (a)	450,000	444,600
		856,101
Kazakhstan — 0.3%
Republic of Kazakhstan 6.50%, 7/21/2045 (a)	200,000	221,062
Kenya — 1.9%
Republic of Kenya
9.75%, 2/16/2031 (a)	400,000	438,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kenya—continued
8.00%, 5/22/2032 (a)	250,000	260,157
9.50%, 3/5/2036 (b)	600,000	630,450
		1,328,607
Latvia — 0.3%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	206,804
Mexico — 2.8%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	250,000	255,000
United Mexican States
4.75%, 4/27/2032	400,000	393,620
6.35%, 2/9/2035	200,000	211,100
6.88%, 5/13/2037	200,000	216,600
6.05%, 1/11/2040	166,000	167,064
7.38%, 5/13/2055	400,000	438,200
3.75%, 4/19/2071	200,000	120,400
5.75%, 10/12/2110	150,000	127,395
		1,929,379
Morocco — 1.4%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	400,000	355,200
6.50%, 9/8/2033 (a)	415,000	452,765
4.00%, 12/15/2050 (a)	200,000	146,812
		954,777
Nigeria — 4.0%
Federal Republic of Nigeria
8.38%, 3/24/2029 (a)	200,000	212,987
7.14%, 2/23/2030 (a)	600,000	618,564
8.75%, 1/21/2031 (a)	200,000	217,100
7.38%, 9/28/2033 (a)	900,000	912,600
10.38%, 12/9/2034 (a)	200,000	238,395
7.63%, 11/28/2047 (a)	600,000	567,000
		2,766,646
Oman — 1.9%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	600,000	615,102
7.38%, 10/28/2032 (a)	200,000	229,402
6.75%, 1/17/2048 (a)	200,000	220,324
7.00%, 1/25/2051 (a)	200,000	228,336
		1,293,164
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Pakistan — 1.3%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	400,000	403,040
7.38%, 4/8/2031 (a)	521,000	514,488
		917,528
Panama — 2.0%
Republic of Panama
7.50%, 3/1/2031	400,000	448,800
2.25%, 9/29/2032	200,000	168,300
6.88%, 1/31/2036	316,000	348,232
4.50%, 4/1/2056	400,000	312,800
3.87%, 7/23/2060	200,000	138,950
		1,417,082
Paraguay — 0.6%
Republic of Paraguay
6.10%, 8/11/2044 (a)	200,000	208,038
5.40%, 3/30/2050 (a)	200,000	188,800
		396,838
Peru — 1.8%
Republic of Peru
2.78%, 1/23/2031	100,000	92,800
8.75%, 11/21/2033	108,000	136,188
3.00%, 1/15/2034	298,000	261,867
5.38%, 2/8/2035	200,000	206,500
3.30%, 3/11/2041	200,000	157,206
5.88%, 8/8/2054	25,000	25,244
2.78%, 12/1/2060	289,000	163,285
3.23%, 7/28/2121	319,000	179,693
		1,222,783
Philippines — 2.1%
Republic of Philippines
6.38%, 1/15/2032	300,000	331,875
5.00%, 1/13/2037	400,000	405,200
3.70%, 3/1/2041	850,000	718,250
		1,455,325
Poland — 1.7%
Republic of Poland
4.63%, 3/18/2029	100,000	102,657
4.88%, 2/12/2030	200,000	207,600
4.88%, 10/4/2033	350,000	358,844
5.13%, 9/18/2034	200,000	207,800
5.50%, 4/4/2053	300,000	293,259
		1,170,160
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Romania — 2.4%
Romania Government Bond
3.00%, 2/27/2027 (a)	400,000	395,000
7.13%, 1/17/2033 (a)	350,000	386,725
6.38%, 1/30/2034 (a)	100,000	105,615
5.75%, 3/24/2035 (b)	100,000	101,100
6.63%, 5/16/2036 (a)	100,000	106,600
7.50%, 2/10/2037 (a)	150,000	169,922
6.13%, 1/22/2044 (a)	250,000	249,250
4.00%, 2/14/2051 (a)	250,000	180,617
		1,694,829
Saudi Arabia — 3.1%
Kingdom of Saudi Arabia
3.63%, 3/4/2028 (a)	200,000	198,326
4.38%, 4/16/2029 (a)	400,000	402,552
4.75%, 1/16/2030 (a)	200,000	203,776
2.25%, 2/2/2033 (a)	700,000	606,081
5.25%, 1/16/2050 (a)	800,000	754,200
		2,164,935
Serbia — 0.9%
Republic of Serbia 6.50%, 9/26/2033 (a)	600,000	653,241
South Africa — 4.7%
Republic of South Africa
4.85%, 9/30/2029	700,000	702,275
5.88%, 6/22/2030	200,000	206,900
7.10%, 11/19/2036 (b)	200,000	215,050
7.10%, 11/19/2036 (a)	601,000	646,225
5.65%, 9/27/2047	600,000	506,400
5.75%, 9/30/2049	400,000	336,500
7.30%, 4/20/2052	200,000	201,900
7.95%, 11/19/2054 (a)	400,000	432,000
		3,247,250
Sri Lanka — 2.0%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	254,770	247,445
3.10%, 1/15/2030 (a) (c)	100,000	99,700
3.35%, 3/15/2033 (a) (c)	600,000	559,913
3.60%, 6/15/2035 (a) (c)	200,000	163,400
3.60%, 2/15/2038 (a) (c)	300,000	298,236
		1,368,694
Turkey — 7.5%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 4/26/2030 (a)	200,000	206,600
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
6.75%, 9/1/2030 (a)	200,000	208,388
Republic of Turkiye (The)
5.13%, 2/17/2028	1,300,000	1,305,278
5.25%, 3/13/2030	200,000	197,480
5.95%, 1/15/2031	500,000	501,500
7.13%, 2/12/2032	500,000	523,500
6.50%, 9/20/2033	201,000	201,189
6.95%, 9/16/2035	800,000	813,600
6.88%, 3/17/2036	450,000	457,650
6.80%, 11/4/2036	200,000	200,000
5.75%, 5/11/2047	700,000	572,075
		5,187,260
United Arab Emirates — 1.5%
United Arab Emirates Government Bond
1.63%, 6/2/2028 (a)	400,000	381,096
2.00%, 10/19/2031 (a)	200,000	181,356
3.13%, 9/30/2049 (a)	200,000	143,104
4.95%, 7/7/2052 (a)	200,000	192,400
2.70%, 9/2/2070 (a)	200,000	113,525
		1,011,481
Uruguay — 1.6%
Oriental Republic of Uruguay
4.38%, 1/23/2031	134,000	136,244
5.75%, 10/28/2034	500,000	537,150
5.10%, 6/18/2050	100,000	96,100
4.98%, 4/20/2055	332,000	307,764
		1,077,258
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (c)	212,118	206,285
0.50%, 12/31/2053 (a)	228,000	166,795
		373,080
Total Foreign Government Securities (Cost $58,666,111)		60,440,984
Corporate Bonds — 10.1%
Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	400,000	383,125
3.70%, 1/30/2050 (a)	400,000	290,226
		673,351
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

China — 1.2%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	450,000	459,239
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	200,000	193,698
State Grid Overseas Investment BVI Ltd. 1.63%, 8/5/2030 (a)	200,000	183,630
		836,567
Hong Kong — 0.5%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	329,000	338,974
Hungary — 0.4%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	293,804
Indonesia — 0.5%
Pertamina Hulu Energi PT 5.25%, 5/21/2030 (a)	200,000	204,257
Pertamina Persero PT 4.18%, 1/21/2050 (a)	200,000	154,500
		358,757
Malaysia — 1.5%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	200,000	182,688
5.34%, 4/3/2035 (a)	400,000	421,005
3.40%, 4/28/2061 (a)	600,000	414,758
		1,018,451
Mexico — 1.7%
Petroleos Mexicanos
8.75%, 6/2/2029	300,000	322,764
6.70%, 2/16/2032	150,000	150,435
10.00%, 2/7/2033	100,000	117,145
6.63%, 6/15/2035	250,000	239,225
6.50%, 6/2/2041	250,000	222,543
7.69%, 1/23/2050	100,000	90,820
		1,142,932
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	127,933
Poland — 0.6%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	200,000	208,990
5.75%, 7/9/2034 (b)	200,000	213,802
		422,792
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Saudi Arabia — 0.8%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	571,000	570,292
South Africa — 0.3%
Transnet 8.25%, 2/6/2028 (a)	200,000	211,000
Turkey — 0.3%
TVF Varlik Kiralama A/S 6.95%, 1/23/2030 (a)	200,000	206,500
United Arab Emirates — 1.1%
DP World Ltd. 6.85%, 7/2/2037 (a)	400,000	448,624
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	200,000	191,626
3.40%, 6/7/2051 (a)	218,000	156,509
		796,759
Total Corporate Bonds (Cost $6,826,807)		6,998,112
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (e) (f) (Cost $604,287)	604,287	604,287
Total Investments — 98.3% (Cost $66,097,205)		68,043,383
Other Assets in Excess of Liabilities — 1.7%		1,154,421
NET ASSETS — 100.0%		69,197,804

Percentages indicated are based on net assets.

Abbreviations
GMTN	Global Medium Term Note
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ASSETS:
Investments in non-affiliates, at value	$1,146,310,376	$34,782,125	$6,161,429	$25,934,891
Investments in affiliates, at value	31,257,769	65,950	62,756	200,151
Cash	—	2	1	1
Foreign currency, at value	64	—	—	—
Receivables:
Investment securities sold	1,896,404	1,908,637	65,815	640,618
Interest from non-affiliates	8,171,321	282,018	41,866	199,781
Dividends from affiliates	72,436	125	81	421
Total Assets	1,187,708,370	37,038,857	6,331,948	26,975,863
LIABILITIES:
Payables:
Due to custodian	5	—	—	—
Investment securities purchased	9,488,290	1,941,617	123,897	808,604
Investment securities purchased — delayed delivery securities	21,069,301	—	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	20,529	1,066	185	788
Total Liabilities	30,578,125	1,942,683	124,082	809,392
Net Assets	$1,157,130,245	$35,096,174	$6,207,866	$26,166,471
NET ASSETS:
Paid-in-Capital	$1,262,724,384	$34,789,692	$7,715,912	$25,611,996
Total distributable earnings (loss)	(105,594,139)	306,482	(1,508,046)	554,475
Total Net Assets	$1,157,130,245	$35,096,174	$6,207,866	$26,166,471
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	24,573,203	352,500	72,500	260,000
Net asset value, per share	$47.09	$99.56	$85.63	$100.64
Cost of investments in non-affiliates	$1,150,716,038	$34,558,529	$5,973,794	$25,439,282
Cost of investments in affiliates	31,257,769	65,945	62,756	200,144
Cost of foreign currency	58	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$616,646,458	$43,419,804	$67,439,096
Investments in affiliates, at value	8,184,788	231,254	604,287
Cash	46,264	1,073	12,249
Foreign currency, at value	—	—	7,175
Receivables:
Investment securities sold	3,802,054	805,302	1,070,694
Interest from non-affiliates	10,528,955	517,776	1,019,078
Dividends from affiliates	12,354	350	1,394
Total Assets	639,220,873	44,975,559	70,153,973
LIABILITIES:
Payables:
Investment securities purchased	13,978,807	941,333	935,962
Fund shares redeemed	25,541	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	41,212	1,164	20,207
Total Liabilities	14,045,560	942,497	956,169
Net Assets	$625,175,313	$44,033,062	$69,197,804
NET ASSETS:
Paid-in-Capital	$690,023,926	$47,132,642	$84,957,764
Total distributable earnings (loss)	(64,848,613)	(3,099,580)	(15,759,960)
Total Net Assets	$625,175,313	$44,033,062	$69,197,804
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	13,450,000	950,000	1,700,000
Net asset value, per share	$46.48	$46.35	$40.70
Cost of investments in non-affiliates	$619,055,302	$43,248,430	$65,492,918
Cost of investments in affiliates	8,184,788	231,254	604,287
Cost of foreign currency	—	—	6,547
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	89

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$52,529,052	$1,231,527	$433,419	$936,431
Interest income from affiliates	2,960	2	—	1
Dividend income from affiliates	1,747,878	2,051	854	2,152
Income from securities lending (net) (See Note 2.D.)	7,465	—	—	—
Total investment income	54,287,355	1,233,580	434,273	938,584
EXPENSES:
Management fees (See Note 3.A.)	328,035	12,392	3,460	9,314
Interest expense to affiliates	1,675	—	—	—
Total expenses	329,710	12,392	3,460	9,314
Net investment income (loss)	53,957,645	1,221,188	430,813	929,270
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(14,013,526)	60,090	(907,872)	40,321
Investments in affiliates	—	28	15	34
In-kind redemptions of investments in non-affiliates (See Note 4)	(12,098,973)	8,190	77,888	—
Net realized gain (loss)	(26,112,499)	68,308	(829,969)	40,355
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	48,862,597	134,766	549,556	506,747
Investments in affiliates	—	3	(1)	(2)
Foreign currency translations	5	—	—	—
Change in net unrealized appreciation/depreciation	48,862,602	134,769	549,555	506,745
Net realized/unrealized gains (losses)	22,750,103	203,077	(280,414)	547,100
Change in net assets resulting from operations	$76,707,748	$1,424,265	$150,399	$1,476,370
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$43,825,040	$2,001,812	$4,132,240
Interest income from affiliates	2,043	1	40
Dividend income from affiliates	177,665	8,171	15,604
Income from securities lending (net) (See Note 2.D.)	—	—	943
Total investment income	44,004,748	2,009,984	4,148,827
EXPENSES:
Management fees (See Note 3.A.)	431,182	15,717	253,600
Interest expense to affiliates	1,403	—	155
Other	10,392	—	—
Total expenses	442,977	15,717	253,755
Net investment income (loss)	43,561,771	1,994,267	3,895,072
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,230,410)	(1,668)	(324,440)
In-kind redemptions of investments in non-affiliates (See Note 4)	(10,379,702)	(86,092)	(4,258,785)
Futures contracts	—	(1,115)	—
Foreign currency transactions	(108)	—	12
Net realized gain (loss)	(12,610,220)	(88,875)	(4,583,213)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,867,924)	640,758	2,883,842
Foreign currency translations	—	—	810
Change in net unrealized appreciation/depreciation	(2,867,924)	640,758	2,884,652
Net realized/unrealized gains (losses)	(15,478,144)	551,883	(1,698,561)
Change in net assets resulting from operations	$28,083,627	$2,546,150	$2,196,511
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF		JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$53,957,645	$63,255,062	$1,221,188	$196,932
Net realized gain (loss)	(26,112,499)	(21,532,985)	68,308	16,464
Change in net unrealized appreciation/depreciation	48,862,602	41,662,943	134,769	80,910
Change in net assets resulting from operations	76,707,748	83,385,020	1,424,265	294,306
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(55,244,597)	(63,890,911)	(1,184,889)	(155,861)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(406,139,010)	(125,547,879)	14,593,155	15,702,524
NET ASSETS:
Change in net assets	(384,675,859)	(106,053,770)	14,832,531	15,840,969
Beginning of period	1,541,806,104	1,647,859,874	20,263,643	4,422,674
End of period	$1,157,130,245	$1,541,806,104	$35,096,174	$20,263,643
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$355,019,535	$498,012,687	$16,075,196	$19,130,513
Cost of shares redeemed	(761,158,545)	(623,560,566)	(1,482,041)	(3,427,989)
Total change in net assets resulting from capital transactions	$(406,139,010)	$(125,547,879)	$14,593,155	$15,702,524
SHARE TRANSACTIONS:
Issued	7,725,000	10,825,000	162,500	195,000
Redeemed	(16,475,000)	(13,625,000)	(15,000)	(35,000)
Net increase (decrease) in shares from share transactions	(8,750,000)	(2,800,000)	147,500	160,000
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF		JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$430,813	$750,724	$929,270	$379,679
Net realized gain (loss)	(829,969)	(1,090,485)	40,355	(2,213)
Change in net unrealized appreciation/depreciation	549,555	1,875,333	506,745	89,048
Change in net assets resulting from operations	150,399	1,535,572	1,476,370	466,514
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(440,793)	(885,410)	(919,779)	(345,268)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,610,463)	(23,766,861)	4,466,079	12,543,270
NET ASSETS:
Change in net assets	(1,900,857)	(23,116,699)	5,022,670	12,664,516
Beginning of period	8,108,723	31,225,422	21,143,801	8,479,285
End of period	$6,207,866	$8,108,723	$26,166,471	$21,143,801
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,077,712	$8,632,263	$4,466,079	$16,923,604
Cost of shares redeemed	(8,688,175)	(32,399,124)	—	(4,380,334)
Total change in net assets resulting from capital transactions	$(1,610,463)	$(23,766,861)	$4,466,079	$12,543,270
SHARE TRANSACTIONS:
Issued	85,000	97,500	45,000	172,500
Redeemed	(105,000)	(352,500)	—	(45,000)
Net increase (decrease) in shares from share transactions	(20,000)	(255,000)	45,000	127,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,561,771	$78,258,750	$1,994,267	$2,300,056
Net realized gain (loss)	(12,610,220)	18,413,082	(88,875)	(125,585)
Change in net unrealized appreciation/depreciation	(2,867,924)	8,258,443	640,758	856,304
Change in net assets resulting from operations	28,083,627	104,930,275	2,546,150	3,030,775
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(46,066,976)	(77,449,751)	(2,003,762)	(2,367,088)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(292,347,453)	107,746,407	64,264	(4,656,005)
NET ASSETS:
Change in net assets	(310,330,802)	135,226,931	606,652	(3,992,318)
Beginning of period	935,506,115	800,279,184	43,426,410	47,418,728
End of period	$625,175,313	$935,506,115	$44,033,062	$43,426,410
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$425,502,728	$1,731,938,508	$5,724,075	$5,625,271
Cost of shares redeemed	(717,850,181)	(1,624,192,101)	(5,659,811)	(10,281,276)
Total change in net assets resulting from capital transactions	$(292,347,453)	$107,746,407	$64,264	$(4,656,005)
SHARE TRANSACTIONS:
Issued	9,200,000	37,525,000	125,000	125,000
Redeemed	(15,775,000)	(34,975,000)	(125,000)	(225,000)
Net increase (decrease) in shares from share transactions	(6,575,000)	2,550,000	—	(100,000)
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,895,072	$34,440,632
Net realized gain (loss)	(4,583,213)	(328,001)
Change in net unrealized appreciation/depreciation	2,884,652	(4,119,603)
Change in net assets resulting from operations	2,196,511	29,993,028
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,465,619)	(36,696,867)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(95,414,683)	(484,109,207)
NET ASSETS:
Change in net assets	(97,683,791)	(490,813,046)
Beginning of period	166,881,595	657,694,641
End of period	$69,197,804	$166,881,595
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$20,149,874	$70,409,162
Cost of shares redeemed	(115,564,557)	(554,518,369)
Total change in net assets resulting from capital transactions	$(95,414,683)	$(484,109,207)
SHARE TRANSACTIONS:
Issued	500,000	1,800,000
Redeemed	(3,100,000)	(14,400,000)
Net decrease in shares from share transactions	(2,600,000)	(12,600,000)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Year Ended February 28, 2026	$46.27	$1.97	$0.84	$2.81	$(1.99)	$—	$(1.99)
Year Ended February 28, 2025	45.62	1.90	0.66	2.56	(1.91)	—	(1.91)
Year Ended February 29, 2024	45.92	1.79	(0.36)	1.43	(1.73)	—	(1.73)
Year Ended February 28, 2023	52.13	1.13	(6.27)	(5.14)	(1.07)	—	(1.07)
Year Ended February 28, 2022 (e)	54.39	0.71	(2.19)	(1.48)	(0.72)	(0.06)	(0.78)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Year Ended February 28, 2026	98.85	3.89	0.66	4.55	(3.84)	—	(3.84)
Year Ended February 28, 2025	98.28	4.34	0.68	5.02	(4.45)	—	(4.45)
April 19, 2023 (f) through February 29, 2024	99.50	3.93	(1.30)	2.63	(3.85)	—	(3.85)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Year Ended February 28, 2026	87.66	4.12	(1.96)	2.16	(4.19)	—	(4.19)
Year Ended February 28, 2025	89.86	3.94	(1.81)	2.13	(4.33)	—	(4.33)
April 19, 2023 (f) through February 29, 2024	99.50	3.43	(10.06)	(6.63)	(3.01)	—	(3.01)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Year Ended February 28, 2026	98.34	3.93	2.28	6.21	(3.91)	—	(3.91)
Year Ended February 28, 2025	96.91	3.83	1.20	5.03	(3.60)	—	(3.60)
April 19, 2023 (f) through February 29, 2024	99.50	3.32	(2.93)	0.39	(2.98)	—	(2.98)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(f)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$47.09	$47.13	6.25%	6.29%	$1,157,130,245	0.03%	4.26%	76%
46.27	46.29	5.75	5.77	1,541,806,104	0.03	4.15	102
45.62	45.63	3.19	3.21	1,647,859,874	0.02	3.93	138
45.92	45.92	(9.91)	(9.93)	1,312,100,977	0.06	2.39	107
52.13	52.14	(2.76)	(2.69)	1,024,267,076	0.07	1.32	78

99.56	99.58	4.70	4.68	35,096,174	0.04	3.92	62
98.85	98.89	5.25	5.23	20,263,643	0.06	4.42	68
98.28	98.33	2.71	2.76	4,422,674	0.07	4.61	419

85.63	85.66	2.70	3.09	6,207,866	0.04	4.95	19
87.66	87.36	2.46	2.12	8,108,723	0.07	4.45	25
89.86	89.85	(6.66)	(6.67)	31,225,422	0.07	4.38	29

100.64	100.67	6.46	6.52	26,166,471	0.04	3.97	38
98.34	98.31	5.32	5.24	21,143,801	0.06	3.94	43
96.91	96.95	0.43	0.47	8,479,285	0.07	3.97	31
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Year Ended February 28, 2026	$46.72	$3.23	$(0.08)	$3.15	$(3.39)	$—	$(3.39)
Year Ended February 28, 2025	45.80	3.37	0.88	4.25	(3.33)	—	(3.33)
Year Ended February 29, 2024	44.41	3.16	1.23	4.39	(3.00)	—	(3.00)
Year Ended February 28, 2023	49.61	2.26	(4.84)	(2.58)	(2.62)	—	(2.62)
Year Ended February 28, 2022	51.64	1.97	(1.79)	0.18	(2.21)	—	(2.21)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Year Ended February 28, 2026	45.71	2.28	0.65	2.93	(2.29)	—	(2.29)
Year Ended February 28, 2025	45.16	2.27	0.59	2.86	(2.31)	—	(2.31)
Year Ended February 29, 2024	44.70	2.14	0.34	2.48	(2.02)	—	(2.02)
Year Ended February 28, 2023	51.48	1.55	(6.80)	(5.25)	(1.53)	—	(1.53)
Year Ended February 28, 2022	55.33	1.38	(3.34)	(1.96)	(1.40)	(0.49)	(1.89)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Year Ended February 28, 2026	38.81	2.34	2.01 (c)	4.35	(2.46)	—	(2.46)
Year Ended February 28, 2025	38.92	2.39	0.15	2.54	(2.65)	—	(2.65)
Year Ended February 29, 2024	38.57	2.40	0.30 (c)	2.70	(2.35)	—	(2.35)
Year Ended February 28, 2023	43.42	2.20	(5.07)	(2.87)	(1.98)	—	(1.98)
Year Ended February 28, 2022	49.27	2.03	(5.81)	(3.78)	(2.07)	—	(2.07)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$46.48	$46.53	7.05%	6.85%	$625,175,313	0.07%	6.99%	31%
46.72	46.85	9.64	9.74	935,506,115	0.13	7.28	46
45.80	45.88	10.34	10.43	800,279,184	0.15	7.09	16
44.41	44.44	(5.16)	(5.20)	337,479,306	0.23	4.93	39
49.61	49.65	0.26	0.40	1,453,558,764	0.24	3.83	46

46.35	46.40	6.62	6.62	44,033,062	0.04	5.00	27
45.71	45.76	6.52	6.66	43,426,410	0.08	5.01	15
45.16	45.15	5.70	5.58	47,418,728	0.09	4.77	13
44.70	44.74	(10.25)	(10.32)	44,702,756	0.14	3.36	35
51.48	51.56	(3.70)	(3.83)	51,478,693	0.14	2.51	36

40.70	40.88	11.67	11.51	69,197,804	0.39	5.98	48
38.81	39.03	6.75	7.26	166,881,595	0.39	6.13	22
38.92	38.95	7.26	6.59	657,694,641	0.39	6.29	26
38.57	38.83	(6.59)	(7.36)	227,584,365	0.39	5.63	34
43.42	44.06	(8.06)	(6.78)	69,475,995	0.39	4.17	38
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Diversified
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	Diversified
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Non-Diversified
The investment objective of JPMorgan BetaBuilders U.S. Aggregate Bond ETF (“BetaBuilders U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (“BetaBuilders U.S. Treasury Bond 1-3 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (“BetaBuilders U.S. Treasury Bond 20+ Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (“BetaBuilders U.S. Treasury Bond 3-10 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index.
The investment objective of JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (“BetaBuilders USD High Yield Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Total Return Index.
The investment objective of JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (“BetaBuilders USD Investment Grade Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Bond Index.
The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders U.S. Aggregate Bond ETF	NYSE Arca, Inc.^
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 20+ Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD High Yield Corporate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD Investment Grade Corporate Bond ETF	NYSE Arca, Inc.^
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.

^	Effective April 16, 2026, the listing exchange changed to Cboe BZX Exchange, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

100	J.P. Morgan Exchange-Traded Funds	February 28, 2026

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).

February 28, 2026	J.P. Morgan Exchange-Traded Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,363,029	$—	$4,363,029
Commercial Mortgage-Backed Securities	—	16,695,815	—	16,695,815
Corporate Bonds	—	275,316,735	—	275,316,735
Foreign Government Securities	—	20,091,990	—	20,091,990
Mortgage-Backed Securities	—	275,996,920	—	275,996,920
Municipal Bonds	—	3,946,955	—	3,946,955
Supranational	—	14,960,420	—	14,960,420
U.S. Government Agency Securities	—	5,944,728	—	5,944,728
U.S. Treasury Obligations	—	528,993,784	—	528,993,784
Short-Term Investments
Investment Companies	31,257,769	—	—	31,257,769
Total Investments in Securities	$31,257,769	$1,146,310,376	$—	$1,177,568,145

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$34,782,125	$—	$34,782,125
Short-Term Investments
Investment Companies	65,950	—	—	65,950
Total Investments in Securities	$65,950	$34,782,125	$—	$34,848,075

BetaBuilders U.S. Treasury Bond 20+ Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$6,161,429	$—	$6,161,429
Short-Term Investments
Investment Companies	62,756	—	—	62,756
Total Investments in Securities	$62,756	$6,161,429	$—	$6,224,185

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$25,934,891	$—	$25,934,891
Short-Term Investments
Investment Companies	200,151	—	—	200,151
Total Investments in Securities	$200,151	$25,934,891	$—	$26,135,042

102	J.P. Morgan Exchange-Traded Funds	February 28, 2026

BetaBuilders USD High Yield Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$84,652	$84,652
Corporate Bonds
Aerospace & Defense	—	13,471,301	—	13,471,301
Air Freight & Logistics	—	616,168	—	616,168
Automobile Components	—	15,192,379	—	15,192,379
Automobiles	—	6,843,801	—	6,843,801
Banks	—	329,218	—	329,218
Beverages	—	620,670	—	620,670
Biotechnology	—	1,674,909	—	1,674,909
Broadline Retail	—	7,603,904	—	7,603,904
Building Products	—	13,337,987	—	13,337,987
Capital Markets	—	7,158,572	—	7,158,572
Chemicals	—	21,131,374	—	21,131,374
Commercial Services & Supplies	—	17,519,151	—	17,519,151
Communications Equipment	—	1,071,710	—	1,071,710
Construction & Engineering	—	4,043,615	—	4,043,615
Construction Materials	—	194,952	—	194,952
Consumer Finance	—	14,621,530	—	14,621,530
Consumer Staples Distribution & Retail	—	6,794,168	—	6,794,168
Containers & Packaging	—	13,545,823	—	13,545,823
Distributors	—	2,647,892	—	2,647,892
Diversified Consumer Services	—	4,602,507	—	4,602,507
Diversified REITs	—	993,240	—	993,240
Diversified Telecommunication Services	—	37,049,039	—	37,049,039
Electric Utilities	—	15,670,275	—	15,670,275
Electrical Equipment	—	975,119	—	975,119
Electronic Equipment, Instruments & Components	—	1,912,095	—	1,912,095
Energy Equipment & Services	—	11,347,491	—	11,347,491
Entertainment	—	7,394,528	—	7,394,528
Financial Services	—	19,153,438	—	19,153,438
Food Products	—	8,615,425	—	8,615,425
Gas Utilities	—	2,621,221	—	2,621,221
Ground Transportation	—	6,579,021	—	6,579,021
Health Care Equipment & Supplies	—	4,894,647	—	4,894,647
Health Care Providers & Services	—	27,046,441	—	27,046,441
Health Care REITs	—	2,612,630	—	2,612,630
Health Care Technology	—	1,608,696	—	1,608,696
Hotel & Resort REITs	—	5,016,614	—	5,016,614
Hotels, Restaurants & Leisure	—	42,034,929	—	42,034,929
Household Durables	—	12,070,011	—	12,070,011
Household Products	—	1,500,482	—	1,500,482
Independent Power and Renewable Electricity Producers	—	5,103,771	—	5,103,771
Insurance	—	18,761,723	—	18,761,723
Interactive Media & Services	—	1,386,128	—	1,386,128
IT Services	—	6,832,275	—	6,832,275
Leisure Products	—	321,560	—	321,560
Life Sciences Tools & Services	—	820,843	—	820,843
Machinery	—	5,945,124	—	5,945,124

February 28, 2026	J.P. Morgan Exchange-Traded Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
BetaBuilders USD High Yield Corporate Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$—	$412,801	$—	$412,801
Media	—	43,223,330	154,071	43,377,401
Metals & Mining	—	14,909,277	—	14,909,277
Mortgage Real Estate Investment Trusts (REITs)	—	2,516,547	—	2,516,547
Multi-Utilities	—	318,358	—	318,358
Office REITs	—	1,514,503	—	1,514,503
Oil, Gas & Consumable Fuels	—	57,015,689	—	57,015,689
Paper & Forest Products	—	1,403,274	—	1,403,274
Passenger Airlines	—	4,802,437	—	4,802,437
Personal Care Products	—	2,548,685	—	2,548,685
Pharmaceuticals	—	9,480,182	—	9,480,182
Professional Services	—	2,627,604	—	2,627,604
Real Estate Management & Development	—	4,093,533	—	4,093,533
Retail REITs	—	249,649	—	249,649
Semiconductors & Semiconductor Equipment	—	4,172,471	—	4,172,471
Software	—	15,925,189	—	15,925,189
Specialized REITs	—	5,526,493	—	5,526,493
Specialty Retail	—	18,978,945	— (a)	18,978,945
Technology Hardware, Storage & Peripherals	—	2,265,770	—	2,265,770
Textiles, Apparel & Luxury Goods	—	3,754,143	—	3,754,143
Tobacco	—	136,190	—	136,190
Trading Companies & Distributors	—	12,307,994	—	12,307,994
Wireless Telecommunication Services	—	6,936,274	—	6,936,274
Total Corporate Bonds	—	616,407,735	154,071	616,561,806
Short-Term Investments
Investment Companies	8,184,788	—	—	8,184,788
Total Investments in Securities	$8,184,788	$616,407,735	$238,723	$624,831,246

(a)	Value is zero.

BetaBuilders USD Investment Grade Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$38,211	$—	$38,211
Corporate Bonds	—	43,381,593	—	43,381,593
Short-Term Investments
Investment Companies	231,254	—	—	231,254
Total Investments in Securities	$231,254	$43,419,804	$—	$43,651,058

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$6,998,112	$—	$6,998,112
Foreign Government Securities	—	60,440,984	—	60,440,984

104	J.P. Morgan Exchange-Traded Funds	February 28, 2026

USD Emerging Markets Sovereign Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$604,287	$—	$—	$604,287
Total Investments in Securities	$604,287	$67,439,096	$—	$68,043,383
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— BetaBuilders U.S. Aggregate Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for the Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by the Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statements of Assets and Liabilities and are disclosed in the table below.
BetaBuilders U.S. Aggregate Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
BetaBuilders U.S. Aggregate Bond ETF and USD Emerging Markets Sovereign Bond ETF did not have any securites out on loan at February 28, 2026.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF did not lend out any securities during the year ended February 28, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders U.S. Aggregate Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$2,350,866	$11,381,283	$13,732,149	$—	$—	$—	—	$38,165 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	55,052,585	235,149,867	258,944,683	—	—	31,257,769	31,257,769	1,747,878	—
Total	$57,403,451	$246,531,150	$272,676,832	$—	$—	$31,257,769		$1,786,043	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$39,388	$1,291,534	$1,265,003	$28	$3	$65,950	65,924	$2,051	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

106	J.P. Morgan Exchange-Traded Funds	February 28, 2026

BetaBuilders U.S. Treasury Bond 20+ Year ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$8,574	$694,334	$640,166	$15	$(1)	$62,756	62,731	$854	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$88,310	$1,126,788	$1,014,979	$34	$(2)	$200,151	200,071	$2,152	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

BetaBuilders USD High Yield Corporate Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	$6,152,103	$98,852,152	$96,819,467	$—	$—	$8,184,788	8,184,788	$177,665	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

BetaBuilders USD Investment Grade Corporate Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	$138,616	$3,093,689	$3,001,051	$—	$—	$231,254	231,254	$8,171	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
USD Emerging Markets Sovereign Bond ETF
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$1,292,706	$6,567,370	$7,860,076	$—	$—	$—	—	$8,398 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.61% (a) (b)	695,282	6,782,605	6,873,600	—	—	604,287	604,287	15,604	—
Total	$1,987,988	$13,349,975	$14,733,676	$—	$—	$604,287		$24,002	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Futures Contracts— BetaBuilders USD Investment Grade Corporate Bond ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

108	J.P. Morgan Exchange-Traded Funds	February 28, 2026

The table below discloses the volume of the Fund's futures contracts activity during the year ended February 28, 2026:
BetaBuilders USD Investment Grade Corporate Bond ETF
Futures Contracts:
Average Notional Balance Long	$32,058
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
BetaBuilders U.S. Aggregate Bond ETF	$(12,234,853)	$57,160	$12,177,693
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	7,158	—	(7,158)
BetaBuilders U.S. Treasury Bond 20+ Year ETF	77,888	—	(77,888)
BetaBuilders USD High Yield Corporate Bond ETF	(10,512,686)	663,120	9,849,566
BetaBuilders USD Investment Grade Corporate Bond ETF	(86,101)	4,760	81,341
USD Emerging Markets Sovereign Bond ETF	(4,276,114)	(6,377)	4,282,491
The reclassifications for the Funds relate primarily to redemptions in-kind and tax adjustments on certain investments.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
L. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders U.S. Aggregate Bond ETF	0.03%
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.04
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.04
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.04
BetaBuilders USD High Yield Corporate Bond ETF	0.07
BetaBuilders USD Investment Grade Corporate Bond ETF	0.04
USD Emerging Markets Sovereign Bond ETF	0.39
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.

110	J.P. Morgan Exchange-Traded Funds	February 28, 2026

F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders U.S. Aggregate Bond ETF	$862,827,836	$996,800,227	$110,279,089	$102,458,164
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	—	24,604,096	19,000,555
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	—	1,636,213	9,030,462
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	—	—	8,890,843	9,059,388
BetaBuilders USD High Yield Corporate Bond ETF	194,694,696	202,949,517	—	—
BetaBuilders USD Investment Grade Corporate Bond ETF	10,854,531	11,302,495	—	—
USD Emerging Markets Sovereign Bond ETF	33,558,275	34,560,939	—	—
For the year ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders U.S. Aggregate Bond ETF	$267,644,994	$557,134,446
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	10,042,280	1,465,857
BetaBuilders U.S. Treasury Bond 20+ Year ETF	6,959,673	1,254,345
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	4,396,950	—
BetaBuilders USD High Yield Corporate Bond ETF	412,353,014	692,497,952
BetaBuilders USD Investment Grade Corporate Bond ETF	5,749,265	5,392,080
USD Emerging Markets Sovereign Bond ETF	19,649,410	113,417,332
During the year ended February 28, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Aggregate Bond ETF	$1,182,349,816	$19,169,724	$23,951,395	$(4,781,671)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	34,624,599	223,614	138	223,476
BetaBuilders U.S. Treasury Bond 20+ Year ETF	6,081,144	143,041	—	143,041
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	25,641,888	493,186	32	493,154
BetaBuilders USD High Yield Corporate Bond ETF	627,954,802	8,330,629	11,454,185	(3,123,556)
BetaBuilders USD Investment Grade Corporate Bond ETF	43,492,623	930,219	771,784	158,435
USD Emerging Markets Sovereign Bond ETF	66,186,980	2,239,153	382,750	1,856,403
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders U.S. Aggregate Bond ETF	$55,244,597	$55,244,597
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	1,184,889	1,184,889
BetaBuilders U.S. Treasury Bond 20+ Year ETF	440,793	440,793
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	919,779	919,779
BetaBuilders USD High Yield Corporate Bond ETF	46,066,976	46,066,976
BetaBuilders USD Investment Grade Corporate Bond ETF	2,003,762	2,003,762
USD Emerging Markets Sovereign Bond ETF	4,465,619	4,465,619

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders U.S. Aggregate Bond ETF	$63,890,911	$63,890,911
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	155,861	155,861
BetaBuilders U.S. Treasury Bond 20+ Year ETF	885,410	885,410
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	345,268	345,268
BetaBuilders USD High Yield Corporate Bond ETF	77,449,751	77,449,751
BetaBuilders USD Investment Grade Corporate Bond ETF	2,367,088	2,367,088
USD Emerging Markets Sovereign Bond ETF	36,696,867	36,696,867

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Aggregate Bond ETF	$3,875,462	$(101,526,828)	$(4,781,666)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	108,552	(7,856)	223,476
BetaBuilders U.S. Treasury Bond 20+ Year ETF	29,036	(1,657,314)	143,041
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	84,221	(5,213)	493,154
BetaBuilders USD High Yield Corporate Bond ETF	3,657,559	(64,110,779)	(3,123,556)
BetaBuilders USD Investment Grade Corporate Bond ETF	185,244	(3,414,387)	158,435
USD Emerging Markets Sovereign Bond ETF	339,555	(17,920,785)	1,857,031

The cumulative timing differences primarily consist of tax adjustments on certain investments, trustee deferred compensation and wash sale loss deferrals.

112	J.P. Morgan Exchange-Traded Funds	February 28, 2026

As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$40,905,094	$60,621,734
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	7,856	—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	874,949	782,365
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	5,213	—
BetaBuilders USD High Yield Corporate Bond ETF	16,024,276	48,086,503
BetaBuilders USD Investment Grade Corporate Bond ETF	636,438	2,777,949
USD Emerging Markets Sovereign Bond ETF	8,367,025	9,553,760
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the following Funds deferred to March 1, 2026 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$(272,976)	$3,404,936	$—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	3,808	1,294	—
BetaBuilders USD High Yield Corporate Bond ETF	481,823	762,514	109
BetaBuilders USD Investment Grade Corporate Bond ETF	(774)	3,770	—
USD Emerging Markets Sovereign Bond ETF	(18,760)	28,051	—
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$179,681	$—
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	55,313	1,896
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	22,742	5,539
BetaBuilders USD High Yield Corporate Bond ETF	77,009	—
BetaBuilders USD Investment Grade Corporate Bond ETF	6,733	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
BetaBuilders USD High Yield Corporate Bond ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s

114	J.P. Morgan Exchange-Traded Funds	February 28, 2026

return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject this Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
BetaBuilders U.S. Aggregate Bond ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF invest in contingent convertible securities (“CoCos”) and are subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Funds may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Funds do not invest in common stock as a principal investment strategy, the Funds will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	115

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan BetaBuilders U.S. Aggregate Bond ETF, JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF, JPMorgan BetaBuilders USD High Yield Corporate Bond ETF, JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF and JPMorgan USD Emerging Markets Sovereign Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan BetaBuilders U.S. Aggregate Bond ETF, JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF, JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF, JPMorgan BetaBuilders USD High Yield Corporate Bond ETF, JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF and JPMorgan USD Emerging Markets Sovereign Bond ETF (seven of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

116

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$50,922,008
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	1,184,889
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	436,511
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	919,780
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	37,763,062
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	1,737,652
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	40.6%
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	99.2
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	97.8
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	98.8

February 28, 2026	J.P. Morgan Exchange-Traded Funds	117

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THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-PASSETF-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2026
Fund	Ticker	Listing Exchange
JPMorgan Flexible Debt ETF	JFLX	NYSE Arca
JPMorgan Mortgage-Backed Securities ETF	JMTG	NYSE Arca

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 40.0%
Aerospace & Defense — 0.1%
ATI, Inc. 5.13%, 10/1/2031	250,000	251,188
Boeing Co. (The)
5.71%, 5/1/2040	415,000	431,780
3.95%, 8/1/2059	784,000	561,879
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	200,000	212,783
7.00%, 6/1/2032 (a)	24,000	25,281
6.75%, 6/15/2033 (a)	30,000	31,612
General Electric Co. 4.13%, 9/19/2035 (b)	116,000	144,825
TransDigm, Inc.
6.38%, 3/1/2029 (a)	31,000	31,843
6.63%, 3/1/2032 (a)	32,000	33,152
		1,724,343
Automobile Components — 0.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	25,000	25,491
8.25%, 4/15/2031 (a)	310,000	324,305
7.50%, 2/15/2033 (a)	74,000	77,664
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (b)	206,000	233,705
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	130,000	131,352
3.75%, 1/30/2031 (a)	510,000	485,141
5.88%, 12/1/2033 (a)	27,000	27,573
Clarios Global LP
6.75%, 2/15/2030 (a)	328,000	343,567
6.75%, 9/15/2032 (a)	174,000	180,616
Cooper-Standard Automotive, Inc.
5.63% (Cash), 5/15/2027 (a) (c)	396,143	401,401
9.25%, 3/1/2031 (a) (d)	479,000	480,351
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	125,000	112,922
Forvia SE (France) 5.63%, 6/15/2030 (b)	550,000	681,135
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	185,000	181,344
6.63%, 7/15/2030	95,000	97,064
Grupo Antolin Irausa SA (Spain)
3.50%, 4/30/2028 (b)	168,000	147,079
10.38%, 1/30/2030 (b)	102,000	88,838
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
IHO Verwaltungs GmbH (Germany)
8.75% (Cash), 5/15/2028 (b) (c) (e)	184,778	225,929
7.00% (Cash), 11/15/2031 (b) (c)	455,000	582,394
Schaeffler AG (Germany) 5.38%, 4/1/2031 (b)	300,000	376,598
Valeo SE (France) 4.50%, 4/11/2030 (b)	400,000	485,764
ZF Europe Finance BV (Germany)
2.50%, 10/23/2027 (b)	400,000	469,797
7.00%, 6/12/2030 (b)	200,000	253,917
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	100,000	118,211
		6,532,158
Automobiles — 0.5%
Hyundai Capital America
3.50%, 11/2/2026 (a)	2,180,000	2,171,819
5.40%, 1/8/2031 (a)	1,000,000	1,045,564
Nissan Motor Co. Ltd. (Japan) 5.25%, 7/17/2029 (b)	100,000	122,377
RCI Banque SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.20%), 4.75%, 3/24/2037 (b) (f)	500,000	609,371
Renault SA (France) 2.50%, 6/2/2027 (b)	100,000	117,737
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	431,000	441,546
6.45%, 3/18/2035 (a)	620,000	640,851
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	200,000	209,777
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (f) (g) (h)	600,000	722,312
		6,081,354
Banks — 9.5%
ABN AMRO Bank NV (Netherlands) 4.80%, 4/18/2026 (a)	800,000	800,352
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (f)	335,000	354,581
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	1

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (f)	200,000	213,124
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	2,200,000	2,450,776
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (f) (g) (h) (i)	1,000,000	1,110,617
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (f) (g) (h) (i)	600,000	768,782
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (f) (g) (h) (i)	1,000,000	1,205,805
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	2,485,000	2,452,737
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	440,000	450,800
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,225,000	1,277,570
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (f) (g) (h)	541,000	566,378
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (f) (g) (h)	714,000	734,679
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	399,000	359,974
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	2,700,000	2,459,777
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	1,590,000	1,628,819
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	519,000	544,738
(SOFR + 1.13%), 5.05%, 2/6/2037 (f)	545,000	552,861
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (f)	1,499,000	1,418,633
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	740,000	550,018
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (f) (i)	430,000	423,120
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (f) (i)	2,100,000	2,048,195
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245,000	1,258,160
Barclays plc (United Kingdom) (SOFR + 1.51%), 5.21%, 2/24/2037 (f)	550,000	549,481
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (f) (g) (h) (i)	1,430,000	1,528,640
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (f) (g) (h) (i)	1,485,000	1,580,643
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (f) (g) (h) (i)	1,000,000	1,301,920
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (f)	300,000	296,355
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (f)	1,060,000	962,613
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (f)	2,210,000	2,483,702
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (f)	590,000	635,520
CaixaBank SA (Spain)
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (b) (f)	4,700,000	5,657,168
SEE NOTES TO FINANCIAL STATEMENTS.

2	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(EURIBOR 3 Month + 1.95%), 5.13%, 7/19/2034 (b) (f)	1,800,000	2,353,160
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (f)	1,310,000	1,470,594
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (f)	1,460,000	1,566,740
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (f)	1,225,000	1,223,300
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (f)	3,220,000	3,195,461
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (f) (g) (h)	1,575,000	1,627,914
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	710,000	726,291
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (f) (g) (h)	590,000	604,939
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,695,000	1,715,001
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	761,000	766,809
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	920,000	832,247
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	1,015,000	1,056,070
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	1,565,000	1,613,230
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (f)	497,000	596,628
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	254,000	258,434
Commerzbank AG (Germany) (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (f) (g) (h) (i)	200,000	269,020
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (f) (g) (h) (i)	1,600,000	1,915,440
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (f)	1,720,000	1,714,879
Credit Agricole SA (France)
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (f) (g) (h) (i)	500,000	631,417
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (f)	710,000	747,302
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	2,565,000	2,605,362
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	2,575,000	2,497,878
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	666,000	662,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	1,794,000	1,709,976
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (f) (g) (h) (i)	1,488,000	1,488,683
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (b) (f) (g) (h) (i)	450,000	547,345
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (b) (f) (g) (h) (i)	600,000	696,429
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (b) (f) (g) (h) (i)	500,000	648,101
6.63%, 6/20/2033 (a)	3,845,000	4,287,378
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	3

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (f)	2,885,000	2,557,477
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (f) (g) (h) (i)	1,400,000	1,817,178
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (f)	440,000	454,368
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	989,000	1,078,554
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	1,360,000	1,371,540
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (f) (g) (h) (i)	440,000	496,224
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	200,000	206,883
OTP Bank Nyrt. (Hungary) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (b) (f)	873,000	925,653
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (f) (g) (h)	5,000	4,942
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (f) (g) (h)	1,200,000	1,244,485
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	510,000	521,451
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (f)	260,000	262,850
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	1,400,000	1,390,288
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	2,100,000	2,190,959
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (f) (g) (h) (i)	1,000,000	1,103,804
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (f) (g) (h) (i)	2,350,000	2,502,346
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (f) (g) (h) (i)	452,000	437,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (f)	900,000	960,394
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (f)	885,000	890,341
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (f)	700,000	740,775
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (f)	338,000	341,688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (f)	485,000	487,750
SEE NOTES TO FINANCIAL STATEMENTS.

4	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (f) (g) (h) (i)	2,400,000	2,302,775
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	245,000	265,888
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	1,047,000	1,073,913
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	859,000	918,999
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	195,000	206,903
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	1,095,000	1,093,436
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (f)	720,000	716,093
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (f) (g) (h) (i)	500,000	595,231
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (f)	781,000	960,110
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (b) (f)	500,000	589,933
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	285,000	302,551
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (f)	1,410,000	1,402,713
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	2,720,000	2,813,982
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	740,000	780,439
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	1,045,000	1,084,155
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	2,798,000	2,944,257
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	1,160,000	1,215,107
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	2,000,000	2,103,459
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (f) (i)	250,000	250,140
		122,262,682
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	85,000	84,985
Biotechnology — 0.3%
AbbVie, Inc.
5.05%, 3/15/2034	580,000	602,140
4.70%, 5/14/2045	417,000	382,879
4.25%, 11/21/2049	3,295,000	2,772,328
Amgen, Inc. 4.85%, 2/19/2036	501,000	503,710
Grifols SA (Spain) 3.88%, 10/15/2028 (b)	130,000	152,572
		4,413,629
Broadline Retail — 0.1%
Rakuten Group, Inc. (Japan) (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (b) (f) (g) (h)	210,000	245,067
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c)	217,495	203,432
9.75%, 10/1/2027 (a)	24,549	24,426
Wayfair LLC
7.25%, 10/31/2029 (a)	307,000	317,266
7.75%, 9/15/2030 (a)	93,000	97,800
6.75%, 11/15/2032 (a)	215,000	219,127
		1,107,118
Building Products — 0.2%
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	28,000	28,213
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	270,000	257,504
6.38%, 3/1/2034 (a)	25,000	25,750
6.75%, 5/15/2035 (a)	108,000	112,705
EMRLD Borrower LP
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	5

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
6.38%, 12/15/2030 (b)	163,000	199,819
6.63%, 12/15/2030 (a)	350,000	362,248
6.75%, 7/15/2031 (a)	22,000	22,940
Griffon Corp. 5.75%, 3/1/2028	425,000	424,779
JELD-WEN, Inc. 7.00%, 9/1/2032 (a)	220,000	118,800
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	30,000	30,639
6.13%, 7/31/2032 (a)	48,000	49,265
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	513,000	516,300
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	35,000	32,798
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	126,000	130,952
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	130,000	138,110
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	565,000	581,575
6.25%, 8/1/2033 (a)	18,000	18,336
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90,000	89,719
		3,140,452
Capital Markets — 3.4%
CFAMC III Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880,000	879,340
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	195,000	185,997
Deutsche Bank AG (Germany)
(SOFR + 1.14%), 4.73%, 2/6/2032 (f)	810,000	816,922
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	1,206,000	1,131,273
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (f) (g) (h)	1,118,000	1,113,820
(SOFR + 0.80%), 1.43%, 3/9/2027 (f)	2,330,000	2,328,577
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	1,270,000	1,252,618
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	1,195,000	1,272,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (f) (g) (h)	448,000	469,140
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	400,000	406,512
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	700,000	725,351
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	725,000	750,526
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	3,130,000	2,874,561
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	1,525,000	1,388,784
(SOFR + 1.19%), 5.07%, 1/21/2037 (f)	1,052,000	1,059,399
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	2,660,000	2,648,794
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	288,000	288,552
3.59%, 7/22/2028 (e)	2,210,000	2,196,355
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	4,130,000	4,215,623
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	760,000	777,252
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	2,860,000	2,949,155
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	810,000	823,222
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	1,320,000	1,366,969
(SOFR + 1.14%), 2.70%, 1/22/2031 (f)	1,560,000	1,476,101
(SOFR + 1.51%), 5.19%, 4/17/2031 (f)	925,000	958,220
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	159,000	144,099
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	1,070,000	1,107,932
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	360,000	318,725
SEE NOTES TO FINANCIAL STATEMENTS.

6	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.18%), 5.07%, 1/30/2037 (f)	1,014,000	1,022,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	1,356,000	1,428,865
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (f)	555,000	552,180
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (f) (g) (h)	248,000	259,643
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840,000	2,847,204
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (f) (g) (h) (i)	940,000	1,024,667
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (f) (g) (h) (i)	818,000	956,645
		44,017,804
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180,000	957,116
ASK Chemicals Deutschland Holding GmbH (Germany) 10.00%, 11/15/2029 (b)	144,000	174,093
Avient Corp. 7.13%, 8/1/2030 (a)	15,000	15,457
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570,000	235,125
Celanese US Holdings LLC
7.00%, 2/15/2031	147,000	151,409
7.38%, 2/15/2034	446,000	458,182
CF Industries, Inc. 4.95%, 6/1/2043	1,313,000	1,205,831
Chemours Co. (The)
5.75%, 11/15/2028 (a)	230,000	231,337
8.00%, 1/15/2033 (a)	107,000	108,824
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
7.88%, 3/15/2034 (a) (d)	56,000	55,930
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	226,000	222,156
Herens Midco Sarl (Luxembourg) 5.25%, 5/15/2029 (b)	138,000	69,743
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	100,000	50,539
INEOS Finance plc (Luxembourg)
6.38%, 4/15/2029 (b)	123,000	131,336
7.50%, 4/15/2029 (a)	400,000	357,139
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (b)	185,000	183,223
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	200,000	232,109
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244,000	8,650
Maxam Prill SARL (Luxembourg) 6.00%, 7/15/2030 (b)	170,000	207,037
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	248,000	249,320
4.25%, 5/15/2029 (a)	70,000	68,687
OCP SA (Morocco) 6.88%, 4/25/2044 (b)	390,000	410,904
Orbia Advance Corp. SAB de CV (Mexico) 6.80%, 5/13/2030 (b)	553,000	556,203
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	115,000	113,747
4.38%, 2/1/2032	1,085,000	1,031,112
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	197,000	199,132
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	210,000	201,167
6.63%, 8/15/2032 (a)	77,000	77,895
7.00%, 8/1/2033 (a)	24,000	24,436
		7,987,839
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	240,000	220,791
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	300,000	291,023
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	7

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Amber Finco plc (United Kingdom) 6.63%, 7/15/2029 (b)	361,000	445,238
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40,000	38,750
4.75%, 10/15/2029 (a)	17,000	16,744
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	85,023
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	95,000	88,855
CoreCivic, Inc. 8.25%, 4/15/2029	110,000	114,383
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	80,000	78,183
6.50%, 1/15/2031 (a)	56,000	57,532
8.25%, 8/1/2032 (a)	50,000	51,107
8.38%, 11/15/2032 (a)	43,000	44,040
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	625,000	627,248
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	85,000	83,685
4.75%, 6/15/2029 (a)	75,000	74,514
Madison IAQ LLC
4.13%, 6/30/2028 (a)	145,000	143,098
5.88%, 6/30/2029 (a)	105,000	104,749
Paprec Holding SA (France)
3.50%, 7/1/2028 (b)	404,000	477,728
4.13%, 7/15/2030 (b)	111,000	132,661
Q-Park Holding I BV (Netherlands) 5.13%, 3/1/2029 (b)	409,000	497,631
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	67,000	64,491
Verisure Holding AB (Sweden) 5.50%, 5/15/2030 (b)	192,000	233,935
Verisure Midholding AB (Sweden) 5.25%, 2/15/2029 (b)	599,000	705,393
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	130,000	134,283
6.63%, 4/15/2030 (a)	23,000	23,829
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	300,000	312,513
		5,147,427
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	120,000	115,906
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	40,000	39,386
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	15,000	14,996
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (b)	1,400,000	1,518,837
5.88%, 5/13/2041 (b)	500,000	674,366
Weekley Homes LLC 4.88%, 9/15/2028 (a)	125,000	123,380
		2,370,965
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (f) (g) (h)	1,054,000	1,051,260
Consumer Finance — 2.6%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	193,000	191,132
5.75%, 6/6/2028	750,000	776,711
3.30%, 1/30/2032	8,235,000	7,695,612
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (f) (g) (h)	391,000	388,544
(SOFR + 1.79%), 5.67%, 4/25/2036 (f)	450,000	476,558
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	835,000	869,961
5.75%, 3/1/2029 (a)	3,565,000	3,708,562
5.75%, 11/15/2029 (a)	942,000	983,542
5.15%, 1/15/2030 (a)	1,970,000	2,016,768
5.38%, 5/30/2030 (a)	155,000	160,178
4.90%, 10/10/2030 (a)	1,875,000	1,902,179
4.95%, 10/15/2032 (a)	2,335,000	2,340,118
Ford Motor Credit Co. LLC
4.95%, 5/28/2027	760,000	765,290
2.90%, 2/10/2029	1,875,000	1,784,710
7.20%, 6/10/2030	809,000	873,468
4.00%, 11/13/2030	1,385,000	1,327,323
SEE NOTES TO FINANCIAL STATEMENTS.

8	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.75%, 4/6/2033	200,000	203,804
General Motors Financial Co., Inc.
2.35%, 1/8/2031	762,000	693,492
5.60%, 6/18/2031	540,000	567,393
5.45%, 9/6/2034	2,140,000	2,196,283
5.90%, 1/7/2035	1,545,000	1,623,928
OneMain Finance Corp.
3.88%, 9/15/2028	135,000	130,630
5.38%, 11/15/2029	115,000	113,696
4.00%, 9/15/2030	10,000	9,232
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400,000	1,555,374
		33,354,488
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
5.50%, 3/31/2031 (a)	20,000	20,135
5.63%, 3/31/2032 (a)	505,000	506,988
Bellis Acquisition Co. plc (United Kingdom) 8.00%, 7/1/2031 (b)	108,000	121,460
Boots Group Finco LP (United Kingdom) 5.38%, 8/31/2032 (b)	100,000	123,011
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	220,000	215,849
6.13%, 9/15/2032 (a)	20,000	20,530
5.63%, 3/1/2034 (a)	64,000	64,214
US Foods, Inc. 4.75%, 2/15/2029 (a)	100,000	99,579
		1,171,766
Containers & Packaging — 0.4%
Ardagh Group SA
9.50%, 12/1/2030 (a)	357,000	386,601
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (b) (c)	610,000	679,576
Ball Corp. 4.25%, 7/1/2032	240,000	291,855
Berry Global, Inc. 5.80%, 6/15/2031	1,760,000	1,874,222
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	180,000	181,359
Crown European Holdings SACA 4.50%, 1/15/2030 (b)	113,000	138,961
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Graphic Packaging International LLC 2.63%, 2/1/2029 (b)	105,000	120,698
Labl 6.75%, 12/31/2026 ‡	14,587	14,502
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	245,000	250,819
9.25%, 4/15/2030 (a)	150,000	147,797
OI European Group BV 6.25%, 5/15/2028 (b)	226,000	273,062
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	80,057
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (j)	350,000	185,068
Silgan Holdings, Inc.
2.25%, 6/1/2028	150,000	174,458
4.25%, 2/15/2031 (b)	195,000	233,579
TriMas Corp. 4.13%, 4/15/2029 (a)	115,000	111,005
		5,143,619
Distributors — 0.0% ^
Azelis Finance NV (Belgium) 5.75%, 3/15/2028 (b)	300,000	359,882
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120,000	124,760
		484,642
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	308,000	413,989
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	83,000	86,607
		500,596
Diversified REITs — 0.0% ^
WP Carey, Inc.
2.40%, 2/1/2031	180,000	164,250
2.25%, 4/1/2033	367,000	313,264
		477,514
Diversified Telecommunication Services — 1.3%
Altice France SA (France)
7.25%, 11/1/2029 (a)	152,439	181,550
9.50%, 11/1/2029 (a)	156,249	158,647
4.75%, 10/15/2030 (a)	457,317	520,103
6.50%, 4/15/2032 (a)	708,659	678,687
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	9

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
AT&T, Inc.
4.90%, 11/1/2035	1,085,000	1,087,129
3.50%, 9/15/2053	860,000	586,664
6.05%, 8/15/2056	660,000	671,781
CCO Holdings LLC
5.13%, 5/1/2027 (a)	728,000	727,837
5.00%, 2/1/2028 (a)	665,000	663,566
5.38%, 6/1/2029 (a)	65,000	64,845
4.75%, 3/1/2030 (a)	1,230,000	1,189,119
4.50%, 8/15/2030 (a)	460,000	438,761
4.25%, 2/1/2031 (a)	890,000	829,569
7.38%, 3/1/2031 (a)	805,000	830,577
4.50%, 5/1/2032	70,000	64,061
7.00%, 2/1/2033 (a)	73,000	74,639
Cipher Compute LLC 7.13%, 11/15/2030 (a)	290,000	302,280
Comcast Corp.
2.80%, 1/15/2051	1,900,000	1,135,661
5.35%, 5/15/2053	1,410,000	1,298,744
2.99%, 11/1/2063	764,000	425,733
Connect Holding II LLC 10.50%, 4/3/2031 (a)	230,000	222,418
eircom Finance DAC (Ireland)
5.75%, 12/15/2029 (b)	100,000	122,270
5.00%, 4/30/2031 (b)	300,000	361,411
Fibercop SpA (Italy)
2.38%, 10/12/2027 (b)	210,000	246,571
7.75%, 1/24/2033	330,000	456,314
Flash Compute LLC 7.25%, 12/31/2030 (a)	61,000	62,441
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (a)	145,000	145,552
GCI LLC 4.75%, 10/15/2028 (a)	605,000	594,452
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (b)	335,000	399,930
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	112,000	115,996
7.00%, 3/31/2034 (a)	78,750	81,864
Lorca Telecom Bondco SA (Spain) 4.00%, 9/18/2027 (b)	14,894	17,615
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	145,000	145,650
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	76,000	79,115
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	380,000	496,427
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700,000	650,802
WULF Compute LLC 7.75%, 10/15/2030 (a)	663,000	702,126
		16,830,907
Electric Utilities — 3.7%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	926,394	750,672
Chile Electricity Lux Mpc II Sarl (Chile) 5.58%, 10/20/2035 (b)	234,601	242,578
Duke Energy Indiana LLC 5.40%, 4/1/2053	125,000	120,985
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44,000	44,228
Duke Energy Progress LLC 5.55%, 3/15/2055	33,000	32,910
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540,000	489,671
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	274,000	284,819
EDP SA (Portugal)
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (b) (f)	200,000	243,868
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (b) (f)	400,000	482,760
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (f)	1,500,000	1,749,259
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	245,000	253,563
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (b) (f) (g) (h)	200,000	258,163
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (f) (g) (h)	400,000	457,751
Emera US Finance LP (Canada) 2.64%, 6/15/2031	4,626,000	4,244,575
SEE NOTES TO FINANCIAL STATEMENTS.

10	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135,000	1,123,604
2.50%, 7/12/2031 (a) (k)	316,000	287,927
5.00%, 6/15/2032 (a)	580,000	597,149
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (f) (g) (h)	1,800,000	2,110,540
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (b)	1,018,000	956,920
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	2,367,000	2,476,367
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (f)	630,000	633,030
Entergy Texas, Inc. 1.75%, 3/15/2031	385,000	344,048
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832,000	824,507
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390,000	398,840
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	663,000	574,013
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,855,000	1,765,235
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	5,248,000	4,795,269
MidAmerican Energy Co. 4.25%, 5/1/2046	350,000	300,224
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (f)	1,190,000	1,208,952
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	520,000	553,234
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	545,000	565,896
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	1,642,000	1,705,522
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	190,000	201,424
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	105,000	101,198
5.25%, 6/15/2029 (a)	60,000	60,209
5.75%, 1/15/2034 (a)	100,000	101,371
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360,000	360,000
6.15%, 1/15/2033	1,430,000	1,536,622
6.40%, 6/15/2033	1,270,000	1,383,710
6.00%, 8/15/2035	1,520,000	1,619,574
3.75%, 8/15/2042 (k)	1,215,000	944,277
4.60%, 6/15/2043	250,000	213,896
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366,000	287,767
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	1,801,000	1,863,140
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (f)	470,000	469,239
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220,000	1,211,952
5.45%, 3/1/2035	178,000	183,149
Series 13-A, 3.90%, 3/15/2043	214,000	168,825
3.65%, 2/1/2050	484,000	346,859
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	351,000	369,336
Union Electric Co. 3.90%, 4/1/2052	260,000	202,263
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031,000	1,026,237
4.30%, 7/15/2029 (a)	1,550,000	1,550,771
4.60%, 10/15/2030 (a)	2,000	2,013
6.88%, 4/15/2032 (a)	252,000	265,109
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	11

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.00%, 4/15/2034 (a)	555,000	588,365
5.70%, 12/30/2034 (a)	240,000	248,719
5.25%, 10/15/2035 (a)	3,000	3,006
5.35%, 1/31/2036 (a)	885,000	891,127
VoltaGrid LLC 7.38%, 11/1/2030 (a)	110,000	114,861
		47,192,098
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (b)	230,000	271,809
Coherent Corp. 5.00%, 12/15/2029 (a)	761,000	761,410
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	495,000	466,664
6.63%, 7/15/2032 (a)	200,000	209,358
		1,709,241
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	145,000	150,893
Archrock Services LP 6.00%, 2/1/2034 (a)	24,000	24,300
Guara Norte SARL (Brazil)
5.20%, 6/15/2034 (a)	655,618	642,430
5.20%, 6/15/2034 (b)	555,434	544,260
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	21,000	21,656
Noble Finance II LLC 8.00%, 4/15/2030 (a)	34,000	35,388
OEG Finance plc (United Kingdom) 7.25%, 9/27/2029 (b)	150,000	186,115
Transocean International Ltd. 8.25%, 5/15/2029 (a)	35,000	36,444
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	20,429	20,883
Viridien (France) 8.50%, 10/15/2030 (b)	116,643	147,261
		1,809,630
Entertainment — 0.4%
Banijay Entertainment SAS (France) 7.00%, 5/1/2029 (b)	319,000	389,883
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	25,000	25,005
7.00%, 8/1/2032 (a)	16,000	16,664
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — continued
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	110,000	101,063
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	45,000	45,213
4.75%, 10/15/2027 (a)	635,000	634,593
Netflix, Inc.
4.88%, 4/15/2028	808,000	826,529
5.38%, 11/15/2029 (a)	1,351,000	1,409,485
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	660,000	658,235
5.40%, 6/12/2029	88,000	91,211
5.60%, 6/12/2034	352,000	366,793
WMG Acquisition Corp. 2.25%, 8/15/2031 (b)	110,000	124,461
		4,689,135
Financial Services — 0.5%
Benteler International AG (Austria) 7.25%, 6/15/2031 (b)	100,000	126,193
Block, Inc.
5.63%, 8/15/2030 (a)	29,000	29,380
6.50%, 5/15/2032	149,000	153,285
6.00%, 8/15/2033 (a)	23,000	23,372
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (f)	197,000	197,059
Far East Horizon Ltd. (China) 5.88%, 3/5/2028 (b)	582,000	586,365
Global Payments, Inc. 5.55%, 11/15/2035	3,310,000	3,292,490
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	57,000	61,212
Paysafe Finance plc 3.00%, 6/15/2029 (b)	169,000	172,937
Progroup AG (Germany) 5.13%, 4/15/2029 (b)	300,000	364,062
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	94,000	96,440
7.13%, 2/1/2032 (a)	315,000	329,447
6.38%, 8/1/2033 (a)	51,000	52,710
SEE NOTES TO FINANCIAL STATEMENTS.

12	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	190,000	174,849
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	191,000	186,951
		5,846,752
Food Products — 0.6%
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (b)	119,000	137,751
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	504,000	577,590
JBS NV
6.75%, 3/15/2034	1,175,000	1,309,966
5.95%, 4/20/2035	609,000	645,705
5.50%, 1/15/2036	1,880,000	1,929,237
4.38%, 2/2/2052	397,000	313,869
7.25%, 11/15/2053	880,000	1,006,185
Mars, Inc. 5.20%, 3/1/2035 (a)	1,260,000	1,304,683
		7,224,986
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	60,000	64,222
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	240,000	167,256
UGI International LLC 2.50%, 12/1/2029 (b)	296,000	334,414
		565,892
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	356,000	355,525
5.38%, 3/1/2029 (a)	155,000	148,387
8.25%, 1/15/2030 (a)	312,000	314,730
8.00%, 2/15/2031 (a)	15,000	14,869
BCP V Modular Services Finance II plc (United Kingdom) 6.50%, 7/10/2031 (b)	165,000	182,714
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340,000	251,356
EC Finance plc (United Kingdom) 3.25%, 10/15/2026 (b) (k)	120,000	140,091
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	112,000	102,027
12.63%, 7/15/2029 (a)	338,000	311,668
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
Loxam SAS (France) 4.50%, 2/15/2027 (b)	171,000	202,188
Uber Technologies, Inc.
4.80%, 9/15/2035	1,115,000	1,109,905
5.35%, 9/15/2054	150,000	143,040
XPO, Inc. 7.13%, 2/1/2032 (a)	465,000	487,312
		3,763,812
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	400,000	470,996
Medline Borrower LP
6.25%, 4/1/2029 (a)	49,000	50,566
5.25%, 10/1/2029 (a)	280,000	279,978
		801,540
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	30,000	29,857
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	40,000	19,246
Cencora, Inc.
2.70%, 3/15/2031	2,687,000	2,503,957
4.90%, 2/13/2036	39,000	39,274
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	210,000	209,198
6.13%, 4/1/2030 (a)	55,000	48,626
5.25%, 5/15/2030 (a)	285,000	273,837
4.75%, 2/15/2031 (a)	330,000	302,772
10.88%, 1/15/2032 (a)	45,000	48,768
DaVita, Inc.
4.63%, 6/1/2030 (a)	185,000	181,101
6.88%, 9/1/2032 (a)	221,000	229,638
Encompass Health Corp.
4.50%, 2/1/2028	15,000	14,930
4.63%, 4/1/2031	160,000	157,080
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	44,000	46,063
HCA, Inc.
5.20%, 6/1/2028	630,000	645,776
4.13%, 6/15/2029	1,570,000	1,571,540
4.60%, 11/15/2032	550,000	550,895
5.75%, 3/1/2035	1,570,000	1,661,959
4.90%, 11/15/2035	338,000	336,592
5.50%, 6/15/2047	66,000	62,922
5.25%, 6/15/2049	950,000	870,938
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	13

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.50%, 7/15/2051	480,000	331,337
4.63%, 3/15/2052	840,000	695,726
5.95%, 9/15/2054	1,135,000	1,129,672
6.20%, 3/1/2055	35,000	35,952
Phoenix PIB Dutch Finance BV (Germany) 4.88%, 7/10/2029 (b)	300,000	371,716
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	143,000	147,244
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	105,000	104,873
Tenet Healthcare Corp.
5.13%, 11/1/2027	30,000	30,018
6.13%, 6/15/2030	55,000	56,097
6.75%, 5/15/2031	361,000	374,817
		13,082,421
Health Care REITs — 0.3%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350,000	1,395,785
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	55,000	58,865
Ventas Realty LP 5.00%, 1/15/2035	740,000	747,110
Welltower OP LLC
2.80%, 6/1/2031	700,000	655,106
3.85%, 6/15/2032	410,000	401,284
		3,258,150
Health Care Technology — 0.1%
IQVIA, Inc.
2.25%, 1/15/2028 (b)	550,000	639,854
6.25%, 6/1/2032 (a)	492,000	506,109
		1,145,963
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	85,000	83,832
6.50%, 4/1/2032 (a)	465,000	481,171
6.50%, 6/15/2033 (a)	32,000	33,241
5.75%, 3/15/2034 (a) (d)	39,000	39,285
		637,529
Hotels, Restaurants & Leisure — 0.5%
888 Acquisitions Ltd. (United Kingdom) (EURIBOR 3 Month + 5.50%), 7.52%, 7/15/2028 (b) (f)	160,000	180,315
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Acushnet Co. 5.63%, 12/1/2033 (a)	15,000	15,266
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	315,000	312,756
Brightstar Lottery plc 2.38%, 4/15/2028 (b)	200,000	234,041
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	140,000	143,533
6.50%, 2/15/2032 (a)	30,000	30,486
Carnival Corp.
5.75%, 8/1/2032 (a)	159,000	165,010
6.13%, 2/15/2033 (a)	139,000	143,901
Carnival plc 4.13%, 7/15/2031 (b)	367,000	446,020
Cirsa Finance International Sarl (Spain) 4.88%, 10/15/2031 (b)	148,000	178,345
eDreams ODIGEO SA (Spain) 4.88%, 12/30/2030 (b)	122,000	125,928
Essendi SA (Luxembourg)
6.38%, 10/15/2029 (b)	100,000	123,617
5.63%, 5/15/2032 (b)	300,000	366,016
Hilton Domestic Operating Co., Inc.
5.88%, 3/15/2033 (a)	257,000	264,513
5.75%, 9/15/2033 (a)	98,000	100,319
5.50%, 3/31/2034 (a)	244,000	246,604
Lottomatica Group Spa (Italy) 4.88%, 1/31/2031 (b)	149,000	181,797
Marriott International, Inc. 5.35%, 3/15/2035	500,000	519,414
MGM Resorts International
5.50%, 4/15/2027	25,000	25,228
6.13%, 9/15/2029	234,000	240,501
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	223,000	225,348
Pinnacle Bidco plc (United Kingdom) 8.25%, 10/11/2028 (b)	264,000	325,848
Punch Finance plc (United Kingdom) 7.88%, 12/30/2030 (a)	115,000	159,547
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	42,000	43,293
6.25%, 3/15/2032 (a)	25,000	26,071
6.00%, 2/1/2033 (a)	52,000	53,869
Six Flags Entertainment Corp.
6.50%, 10/1/2028	145,000	145,121
SEE NOTES TO FINANCIAL STATEMENTS.

14	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
8.63%, 1/15/2032 (a)	175,000	177,186
6.63%, 5/1/2032 (a)	140,000	142,336
Station Casinos LLC 4.50%, 2/15/2028 (a)	200,000	199,192
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	323,000	334,528
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	249,000	254,020
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (b)	589,000	588,158
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	105,000	105,599
6.25%, 3/15/2033 (a)	150,000	153,186
		6,976,912
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	131,000	107,527
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	30,000	30,398
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	50,000	52,630
6.63%, 9/15/2029	295,000	299,597
6.38%, 5/15/2030	40,000	40,123
6.63%, 5/15/2032	25,000	24,999
7.50%, 4/1/2046 (k)	30,000	26,706
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	135,000	131,198
3.88%, 10/15/2031 (a)	365,000	342,626
TopBuild Corp. 5.63%, 1/31/2034 (a)	44,000	44,376
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (b)	100,000	116,368
		1,216,548
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	50,000	49,949
4.13%, 10/15/2030	355,000	342,584
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	410,000	406,078
4.38%, 3/31/2029 (a)	225,000	218,564
		1,017,175
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 3.95%, 7/15/2030 (a)	768,000	754,706
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
5.00%, 2/1/2031 (a)	235,000	238,556
5.60%, 6/15/2042	289,000	293,524
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	825,093	859,612
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	627,000	688,768
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	192,000	195,378
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (f) (g) (h)	115,000	116,377
		3,146,921
Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (f)	600,000	613,505
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	92,000	96,628
AXA SA (France) (EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (b) (f)	300,000	320,244
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (b) (f)	1,770,000	1,771,543
Generali (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (f)	400,000	491,449
MetLife, Inc.
6.40%, 12/15/2036	1,340,000	1,402,030
9.25%, 4/8/2038 (a)	380,000	452,805
10.75%, 8/1/2039	345,000	457,024
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (f)	360,000	357,460
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	15

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	720,000	758,755
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (f)	200,000	202,052
		6,923,495
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.40%, 2/15/2033	760,000	766,699
4.80%, 2/15/2036	1,320,000	1,341,681
5.65%, 2/15/2056	370,000	378,605
Meta Platforms, Inc.
4.88%, 11/15/2035	316,000	319,147
5.50%, 11/15/2045	755,000	745,910
4.45%, 8/15/2052	399,000	327,513
5.40%, 8/15/2054	1,095,000	1,033,828
5.63%, 11/15/2055	287,000	280,923
Snap, Inc. 6.88%, 3/1/2033 (a)	32,000	31,873
		5,226,179
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	298,000	288,244
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	325,000	314,771
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	125,000	85,957
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	219,000	214,499
9.00%, 2/1/2031 (a)	7,000	6,754
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	95,000	94,498
		1,004,723
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	51,000	53,245
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — 0.1%
Alstom SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (b) (f) (g) (h)	300,000	375,422
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	130,000	135,046
CTEC II GmbH (Germany) 5.25%, 2/15/2030 (b)	100,000	111,920
Enpro, Inc. 6.13%, 6/1/2033 (a)	23,000	23,737
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	40,000	40,155
Terex Corp.
5.00%, 5/15/2029 (a)	33,000	32,945
6.25%, 10/15/2032 (a)	78,000	80,330
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	180,000	212,879
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	130,000	133,748
Wabash National Corp. 4.50%, 10/15/2028 (a)	375,000	345,438
		1,491,620
Marine Transportation — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (b)	535,097	544,658
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	703,517	748,454
		1,293,112
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	765,000	722,174
3.50%, 6/1/2041	1,839,000	1,324,805
5.38%, 5/1/2047	958,000	798,483
5.13%, 7/1/2049	991,000	786,530
3.90%, 6/1/2052	1,038,000	683,037
5.25%, 4/1/2053	375,000	302,464
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	235,000	236,865
7.50%, 6/1/2029 (a)	520,000	523,702
7.13%, 2/15/2031 (a)	208,000	219,858
7.50%, 3/15/2033 (a)	404,000	436,127
CSC Holdings LLC 6.50%, 2/1/2029 (a)	785,000	495,924
DISH DBS Corp.
7.75%, 7/1/2026	205,000	202,461
SEE NOTES TO FINANCIAL STATEMENTS.

16	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.25%, 12/1/2026 (a)	345,000	335,109
5.75%, 12/1/2028 (a)	90,000	87,103
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,305,000	1,351,035
EchoStar Corp. 6.75% (Cash), 11/30/2030 (c)	200,000	202,551
Gray Media, Inc.
10.50%, 7/15/2029 (a)	85,000	91,126
4.75%, 10/15/2030 (a)	245,000	198,869
7.25%, 8/15/2033 (a)	314,000	324,237
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	359,000	318,961
10.88%, 5/1/2030 (a)	170,000	126,109
7.75%, 8/15/2030 (a)	150,850	119,970
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	105,000	104,835
Midcontinent Communications 8.00%, 8/15/2032 (a)	39,000	36,736
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	105,000	105,206
9.50%, 2/15/2033 (a)	63,000	61,664
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	39,000	39,012
4.63%, 3/15/2030 (a)	130,000	127,536
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	193,000	200,961
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	600,000	585,746
5.88%, 4/15/2032 (a)	126,000	125,701
Stagwell Global LLC 5.63%, 8/15/2029 (a)	189,000	174,209
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	120,000	123,264
7.38%, 6/30/2030 (a)	90,000	90,002
9.38%, 8/1/2032 (a)	140,000	148,143
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	621,000	649,886
		12,460,401
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	2,640,000	2,761,229
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	185,000	181,058
6.88%, 11/1/2029 (a)	35,000	36,051
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
7.50%, 9/15/2031 (a)	62,000	64,712
7.00%, 3/15/2032 (a)	19,000	19,297
Commercial Metals Co. 5.75%, 11/15/2033 (a)	48,000	48,974
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	1,163,000	1,164,616
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866,000	2,019,754
5.63%, 4/4/2034 (a)	2,237,000	2,365,875
5.67%, 4/1/2035 (a)	1,280,000	1,352,341
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830,000	854,700
Novelis Corp. 6.88%, 1/30/2030 (a)	23,000	23,742
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	270,000	314,916
Vale Overseas Ltd. (Brazil)
6.40%, 6/28/2054	1,085,000	1,131,471
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (a) (f)	570,000	581,150
		12,919,886
Multi-Utilities — 0.7%
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	140,000	151,981
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	1,370,000	1,434,534
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	1,247,000	1,294,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (f)	1,801,000	1,827,570
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (f)	518,000	603,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	17

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	691,000	721,978
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200,000	139,982
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	680,000	700,449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (f)	274,000	280,555
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482,000	430,942
Veolia Environnement SA (France)
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (b) (f) (g) (h)	900,000	1,056,619
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (b) (f) (g) (h)	300,000	378,224
		9,020,779
Oil, Gas & Consumable Fuels — 3.7%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (b)	642,000	572,736
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	110,000	109,960
5.38%, 6/15/2029 (a)	130,000	130,026
5.75%, 10/15/2033 (a)	48,000	48,727
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	25,000	25,972
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	55,000	57,305
7.25%, 7/15/2032 (a)	175,000	185,099
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050,000	2,101,248
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (f) (g) (h)	1,300,000	1,536,080
Buckeye Partners LP 6.75%, 2/1/2030 (a)	336,000	350,755
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380,000	2,394,147
5.95%, 6/30/2033	1,625,000	1,743,108
5.75%, 8/15/2034	2,255,000	2,382,910
5.55%, 10/30/2035	1,045,000	1,084,428
Chevron USA, Inc. 2.34%, 8/12/2050	200,000	119,944
Chord Energy Corp.
6.00%, 10/1/2030 (a)	34,000	34,731
6.75%, 3/15/2033 (a)	179,000	185,908
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455,000	2,622,510
6.04%, 11/15/2033 (a)	3,055,000	3,309,967
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	330,000	328,724
Coterra Energy, Inc. 5.40%, 2/15/2035	2,309,000	2,381,122
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	108,000	111,140
7.63%, 4/1/2032 (a)	140,000	141,598
7.88%, 4/15/2032 (a)	435,000	443,150
7.38%, 1/15/2033 (a)	75,000	74,510
8.38%, 1/15/2034 (a)	45,000	46,514
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545,000	1,507,903
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630,000	633,150
8.88%, 1/13/2033	220,000	233,618
7.38%, 9/18/2043	550,000	506,000
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	3,034,000	3,268,200
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	123,000	141,957
SEE NOTES TO FINANCIAL STATEMENTS.

18	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	1,270,000	1,362,474
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (f)	1,705,000	1,722,793
Eni SpA (Italy)
4.25%, 5/9/2029 (a)	910,000	916,037
5.95%, 5/15/2054 (a)	200,000	205,178
Expand Energy Corp.
6.75%, 4/15/2029 (a)	160,000	160,466
5.38%, 3/15/2030	1,725,000	1,751,190
4.75%, 2/1/2032	75,000	74,876
5.70%, 1/15/2035	515,000	539,277
Exxon Mobil Corp. 3.00%, 8/16/2039	670,000	548,029
Genesis Energy LP
8.25%, 1/15/2029	25,000	26,099
8.00%, 5/15/2033	29,000	30,661
6.75%, 3/15/2034 (d)	59,000	59,681
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	617,880	595,714
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	191,000	197,792
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	27,000	27,448
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	40,000	40,097
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	130,000	137,191
KazMunayGas National Co. JSC (Kazakhstan)
5.75%, 4/19/2047 (b)	998,000	954,687
6.38%, 10/24/2048 (b)	562,000	573,274
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	25,000	25,281
Matador Resources Co.
6.50%, 4/15/2032 (a)	100,000	102,126
6.25%, 4/15/2033 (a)	152,000	154,697
6.00%, 4/15/2034 (a)	56,000	55,932
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145,000	150,273
NuStar Logistics LP 5.63%, 4/28/2027	40,000	40,383
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
ORLEN SA (Poland) 6.00%, 1/30/2035 (b)	230,000	244,345
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	75,000	78,716
6.25%, 2/1/2033 (a)	331,000	342,744
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (b)	846,863	822,932
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	317,794	341,908
5.95%, 1/28/2031	950,000	930,050
6.70%, 2/16/2032	320,000	320,928
10.00%, 2/7/2033	310,000	363,151
7.69%, 1/23/2050	1,400,000	1,271,480
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	75,000	78,261
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	96,000	101,129
SM Energy Co.
6.63%, 1/15/2027	245,000	245,178
8.38%, 7/1/2028 (a)	315,000	325,573
6.75%, 8/1/2029 (a)	34,000	34,764
8.75%, 7/1/2031 (a)	65,000	68,242
7.00%, 8/1/2032 (a)	31,000	31,568
9.63%, 6/15/2033 (a)	32,000	35,384
Sunoco LP
5.63%, 3/15/2031 (a)	320,000	322,751
5.38%, 7/15/2031 (a) (d)	51,000	51,119
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	260,000	269,546
6.00%, 12/31/2030 (a)	250,000	253,350
6.00%, 9/1/2031 (a)	65,000	65,691
6.75%, 3/15/2034 (a)	166,000	170,599
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310,000	212,327
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300,000	288,151
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	810,000	811,767
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	23,000	23,600
9.50%, 2/1/2029 (a)	101,000	108,328
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	19

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.00%, 1/15/2030 (a)	194,000	196,785
9.88%, 2/1/2032 (a)	234,000	247,909
		47,923,079
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200,000	1,242,694
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	5,417	5,424
5.75%, 4/20/2029 (a)	200,000	202,261
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	364,000	369,914
United Airlines Holdings, Inc. 4.88%, 3/1/2029	75,000	75,541
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	50,000	51,570
		704,710
Personal Care Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	130,000	129,879
4.13%, 4/1/2029 (a)	165,000	159,218
Ontex Group NV (Belgium) 5.25%, 4/15/2030 (b)	160,000	182,999
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	145,000	171,752
6.13%, 9/30/2032	24,000	23,484
		667,332
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	570,000	589,456
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	288,000	268,021
6.25%, 2/15/2029 (a)	140,000	110,600
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (f)	800,000	1,006,321
Bristol-Myers Squibb Co. 5.55%, 2/22/2054	1,363,000	1,352,191
Cheplapharm Arzneimittel GmbH (Germany)
7.50%, 5/15/2030 (b)	160,000	196,897
7.13%, 6/15/2031 (b)	123,000	150,171
Dolcetto Holdco SpA (Italy) 5.63%, 7/14/2032 (b)	150,000	181,128
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	16,000	17,005
Merck & Co., Inc. 5.55%, 12/4/2055	900,000	902,495
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (b)	208,000	255,470
Nidda Healthcare Holding GmbH (Germany) 5.38%, 10/23/2030 (b)	140,000	171,304
Organon & Co.
2.88%, 4/30/2028 (b)	300,000	349,272
4.13%, 4/30/2028 (a)	310,000	304,316
5.13%, 4/30/2031 (a)	310,000	275,468
Rossini SARL (Italy) 6.75%, 12/31/2029 (b)	419,000	516,760
		6,646,875
Real Estate Management & Development — 0.1%
Aldar Properties PJSC (United Arab Emirates) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.62%, 4/15/2055 (b) (f)	230,000	238,439
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	190,000	179,719
9.75%, 4/15/2030 (a)	60,000	64,650
Aroundtown SA (Germany) 3.50%, 5/13/2030 (b)	200,000	236,131
Country Garden Holdings Co. Ltd. (China)
Series REG, 5.00% (Blend (Cash 1.00% + PIK 4.00%)), 12/31/2032 (b) (c)	826,378	108,118
Series AI, 2.25% (PIK), 12/31/2034 (c)	108,270	8,797
New Immo Holding SA (France) 3.25%, 7/23/2027 (b)	200,000	236,027
		1,071,881
Retail REITs — 0.0% ^
NNN REIT, Inc. 5.50%, 6/15/2034	280,000	292,705
Regency Centers LP 2.95%, 9/15/2029	320,000	309,431
		602,136
SEE NOTES TO FINANCIAL STATEMENTS.

20	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	303,000	309,193
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	300,000	319,596
Broadcom, Inc.
4.55%, 2/15/2032	400,000	405,402
3.14%, 11/15/2035 (a)	1,463,000	1,279,180
Entegris, Inc.
4.38%, 4/15/2028 (a)	60,000	59,487
5.95%, 6/15/2030 (a)	945,000	963,650
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	550,000	573,941
6.25%, 1/25/2035 (a)	990,000	1,065,918
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	207,661
Marvell Technology, Inc.
2.95%, 4/15/2031	730,000	682,310
5.45%, 7/15/2035	1,983,000	2,064,372
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	43,000	42,093
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	250,000	259,575
Synaptics, Inc. 4.00%, 6/15/2029 (a)	95,000	91,651
		8,324,029
Software — 0.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	340,000	319,690
Elastic NV 4.13%, 7/15/2029 (a)	215,000	203,127
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	42,000	42,453
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	95,000	93,347
Oracle Corp.
5.70%, 2/4/2036	673,000	673,377
6.55%, 2/4/2046	897,000	874,083
4.00%, 7/15/2046	135,000	94,176
3.60%, 4/1/2050	5,000	3,128
3.95%, 3/25/2051	260,000	172,108
5.38%, 9/27/2054	799,000	646,876
6.00%, 8/3/2055	291,000	256,344
6.70%, 2/4/2056	1,870,000	1,813,452
6.85%, 2/4/2066	820,000	785,571
RingCentral, Inc. 8.50%, 8/15/2030 (a)	513,000	538,669
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	75,000	74,887
6.50%, 6/1/2032 (a)	775,000	789,920
Synopsys, Inc. 5.70%, 4/1/2055	269,000	268,845
		7,650,053
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740,000	752,278
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	105,000	104,888
5.00%, 7/15/2028 (a)	35,000	34,932
4.88%, 9/15/2029 (a)	160,000	158,546
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	165,000	169,273
		1,219,917
Specialty Retail — 0.2%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400,000	474,567
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	202,000	198,853
4.75%, 3/1/2030	100,000	98,425
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	14,602	—
Fressnapf Holding SE (Germany) 5.25%, 10/31/2031 (b)	170,000	203,942
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50,000	47,562
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	21,000	21,527
Lithia Motors, Inc. 5.50%, 10/1/2030 (a)	26,000	26,163
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	62,000	60,551
PetSmart LLC 7.50%, 9/15/2032 (a)	250,000	252,970
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (j)	62,580	274
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	265,000	260,572
Staples, Inc.
10.75%, 9/1/2029 (a)	530,000	486,309
12.75%, 1/15/2030 (a)	20,145	14,161
		2,145,876
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	21

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	394,000	415,560
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	21,000	22,158
8.50%, 7/15/2031 (a)	110,000	115,712
5.75%, 12/1/2034 (a)	105,000	107,418
Xerox Corp. 10.25%, 10/15/2030 (a)	45,000	32,400
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	81,000	23,109
		716,357
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (b)	160,000	193,951
Birkenstock Financing SARL 5.25%, 4/30/2029 (b)	400,000	475,662
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (b)	133,000	161,882
VF Corp.
0.25%, 2/25/2028	200,000	223,357
2.95%, 4/23/2030	178,000	163,374
		1,218,226
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710,000	2,621,456
7.08%, 8/2/2043	1,690,000	1,921,150
		4,542,606
Trading Companies & Distributors — 0.2%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	65,000	68,083
8.63%, 5/15/2032 (a)	65,000	69,527
8.00%, 3/15/2033 (a)	25,000	26,565
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	454,000	475,754
Imola Merger Corp. 4.75%, 5/15/2029 (a)	385,000	378,476
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	125,000	129,464
Rexel SA (France) 2.13%, 12/15/2028 (b)	100,000	116,310
United Rentals North America, Inc.
5.38%, 11/15/2033 (a)	232,000	233,892
6.13%, 3/15/2034 (a)	215,000	225,230
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	208,000	213,830
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — continued
5.25%, 4/15/2031 (a)	44,000	43,922
6.63%, 3/15/2032 (a)	25,000	26,007
6.38%, 3/15/2033 (a)	43,000	44,833
		2,051,893
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain) (EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (b) (f) (g) (h)	200,000	242,712
Mundys SpA (Italy) 1.88%, 2/12/2028 (b)	370,000	429,346
		672,058
Wireless Telecommunication Services — 0.7%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	102,947	96,741
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	802,000	834,696
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	30,000	27,284
Iliad Holding SAS (France)
5.63%, 10/15/2028 (b)	644,000	771,663
6.88%, 4/15/2031 (b)	364,000	457,904
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (b)	302,000	371,791
Sunrise HoldCo IV BV (Netherlands) 3.88%, 6/15/2029 (b)	225,000	265,270
Telefonica Europe BV (Spain)
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (f) (g) (h)	700,000	887,490
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (f) (g) (h)	300,000	391,717
T-Mobile USA, Inc.
2.63%, 2/15/2029	177,000	170,335
3.38%, 4/15/2029	1,460,000	1,433,528
2.25%, 11/15/2031	2,586,000	2,322,335
Vmed O2 UK Financing I plc (United Kingdom) 5.63%, 4/15/2032 (b)	200,000	229,458
SEE NOTES TO FINANCIAL STATEMENTS.

22	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (f)	400,000	483,915
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (f)	200,000	229,518
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (b) (f)	200,000	257,823
		9,231,468
Total Corporate Bonds (Cost $505,984,612)		515,110,789
Asset-Backed Securities — 13.2%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	373,830	42,904
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	68,634	64,642
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	91,029	85,796
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	399,157	377,174
Affirm Asset Securitization Trust Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290,000	3,298,609
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300,000	2,354,225
Series 2022-4, Class E, 10.00%, 1/14/2030 (a)	575,000	584,581
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542,000	553,279
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400,000	1,451,842
Series 2025-4, Class C, 4.83%, 1/13/2031 (a)	1,160,000	1,173,098
Series 2025-2, Class C, 5.11%, 3/12/2031 (a)	1,000,000	1,011,638
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	1,325,000	1,353,010
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802,000	815,231
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	3,914,000	3,990,171
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-4, Class D, 5.25%, 9/12/2031 (a)	2,600,000	2,644,065
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,036,158
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	1,820,000	1,916,967
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	1,885,000	1,907,988
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	2,000,000	2,031,580
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,500,000	1,514,543
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	37,706	37,755
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.36%, 10/25/2034 (e)	17,615	18,034
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635,000	653,710
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200,000	1,277,713
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384,000	398,708
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359,000	372,404
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.17%, 12/26/2031 (a) (e)	87,450	87,776
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100,000	1,121,617
Series 2024-4, Class D, 5.23%, 8/15/2030	900,000	913,414
Series 2025-1, Class D, 5.64%, 11/15/2030	975,000	996,620
Series 2025-2, Class D, 5.62%, 3/17/2031	290,000	297,047
Series 2025-4, Class D, 5.41%, 8/15/2031	1,000,000	1,022,638
Series 2026-1, Class D, 4.99%, 11/17/2031	430,000	434,869
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	23

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,028,455	1,064,115
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	653,871	659,921
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-4A, Class BR3, 5.12%, 7/20/2032 (a) (e)	425,000	425,071
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-7A, Class CR, 5.67%, 4/15/2040 (a) (e)	700,000	702,755
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	884,116	771,629
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.07%, 4/19/2035 (a) (e)	1,400,000	1,399,244
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	140,934	125,459
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47,270	40,001
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 4.91%, 12/25/2032 (e)	209,558	223,403
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	753,000	757,953
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663,000	672,991
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870,000	891,317
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910,000	916,081
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560,000	568,391
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	230,000	231,585
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572,000	2,605,686
Series 2024-2, Class C, 4.67%, 5/17/2032	513,000	517,360
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-2, Class D, 4.94%, 5/17/2032	537,000	542,884
Series 2025-1, Class D, 5.41%, 9/15/2032	680,000	692,402
Series 2025-2, Class D, 4.90%, 12/15/2032	2,000,000	2,019,384
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,933,571	1,839,328
DT Auto Owner Trust Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	999,728
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.37%, 7/18/2037 (a) (e)	1,250,000	1,252,914
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,582,289	1,598,930
Series 2022-4A, Class D, 5.98%, 12/15/2028	700,926	705,713
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553,000	1,585,982
Series 2024-3A, Class D, 5.98%, 9/16/2030	750,000	773,055
Series 2025-3A, Class D, 5.57%, 10/15/2031	580,000	595,797
Series 2025-4A, Class D, 5.23%, 1/15/2032	895,000	910,498
Series 2026-1A, Class D, 5.00%, 5/17/2032	790,000	798,300
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	60,497	60,553
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	105,023	105,087
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,095,560	1,103,127
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	128,539	129,617
Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	800,000	800,846
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	584,000	584,806
SEE NOTES TO FINANCIAL STATEMENTS.

24	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400,000	1,419,409
Series 2025-4A, Class B, 5.90%, 12/25/2031 (a)	660,000	682,004
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000,000	1,969,792
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393,000	1,372,637
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726,000	1,700,928
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	843,637	853,043
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	125,924	119,148
KKR CLO Ltd. (Cayman Islands) Series 2023-52A, Class CR, 5.62%, 7/16/2038 (a) (e)	550,000	551,860
KREF Ltd. Series 2021-FL2, Class A, 4.85%, 2/15/2039 (a) (e)	578,133	578,023
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	24,532	24,450
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	365,226	176,391
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	270,000	264,575
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511,000	513,077
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250,000	252,067
Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	700,000	710,290
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	1,600,000	1,619,742
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	1,100,000	1,115,295
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	735,000	742,569
Series 2025-3A, Class D, 5.64%, 5/21/2035 (a)	1,110,000	1,126,170
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Madison Park Funding Ltd. (Cayman Islands)
Series 2021-49A, Class B1R, 5.12%, 10/19/2034 (a) (e)	1,650,000	1,652,424
Series 2021-52A, Class BR, 5.22%, 1/22/2035 (a) (e)	1,200,000	1,201,952
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 5.27%, 7/15/2036 (a) (e)	933,000	933,759
Series 2019-22A, Class CRR, 5.52%, 7/15/2036 (a) (e)	570,000	570,395
Series 2016-17A, Class BR2, 5.62%, 4/20/2037 (a) (e)	1,932,000	1,933,922
Series 2024-40A, Class B1, 5.42%, 7/15/2037 (a) (e)	2,300,000	2,304,020
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000,000	1,022,265
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342,000	354,212
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	33,241	33,089
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	827,111	839,526
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 4.76%, 7/25/2034 (e)	55,212	59,546
Series 2004-HE8, Class M2, 4.81%, 9/25/2034 (e)	52,184	56,657
Series 2005-NC1, Class M3, 4.55%, 1/25/2035 (e)	347,410	344,839
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	317,464	308,181
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.07%, 7/16/2036 (a) (e)	950,000	950,867
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	25

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-42A, Class CR, 5.52%, 7/16/2036 (a) (e)	1,900,000	1,902,556
Series 2020-38A, Class BR2, 5.07%, 10/20/2036 (a) (e)	2,000,000	2,002,808
Series 2020-38A, Class CR2, 5.55%, 10/20/2036 (a) (e)	1,100,000	1,100,085
Series 2019-34A, Class BR2, 5.32%, 7/20/2039 (a) (e)	1,060,000	1,064,822
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 4.72%, 8/25/2034 (e)	970	2,327
Series 2004-4, Class M2, 4.58%, 2/25/2035 (e)	57	110
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (k)	2,502,770	2,559,137
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	391,577	388,065
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	372,745	367,536
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.42%, 4/21/2037 (a) (e)	3,300,000	3,301,637
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 5.42%, 7/20/2037 (a) (e)	1,100,000	1,102,148
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404,000	1,414,953
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	690,000	722,795
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (a)	450,000	465,004
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 5.16%, 9/15/2036 (a) (e)	2,738,000	2,758,691
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	329,000	329,442
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	394,928	388,189
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	203,999	200,808
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	646,502	636,484
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	1,170,000	1,176,829
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	670,000	674,481
Option One Mortgage Loan Trust Series 2004-3, Class M3, 4.76%, 11/25/2034 (e)	14,562	16,076
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	319,829	316,274
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.37%, 2/15/2038 (a) (e)	3,300,000	3,308,392
PRET LLC
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (k)	2,254,129	2,256,260
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (a) (k)	1,724,304	1,728,221
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (k)	1,168,016	1,171,732
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,218,088	3,056,567
RCO Mortgage LLC Series 2025-3, Class A1, 6.43%, 5/25/2030 (a) (k)	1,039,201	1,041,395
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	24,882	25,152
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	1,118,086	1,075,471
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866,000	1,905,880
SEE NOTES TO FINANCIAL STATEMENTS.

26	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2022-6, Class C, 4.96%, 11/15/2028	88,815	88,958
Series 2023-4, Class B, 5.77%, 12/15/2028	894,000	900,447
Series 2025-2, Class D, 5.47%, 5/15/2031	1,800,000	1,846,759
Series 2025-3, Class D, 5.11%, 9/15/2031	1,600,000	1,628,963
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470,000	1,517,581
Series 2025-4, Class D, 4.95%, 1/15/2032	609,000	616,328
Series 2024-5, Class D, 5.14%, 2/17/2032	699,000	709,536
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,351,080	2,410,630
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,014,337	1,069,910
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,945,770	1,995,112
SCF Equipment Leasing LLC
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,038,000	1,087,232
Series 2025-1A, Class E, 6.75%, 11/20/2035 (a)	1,434,000	1,512,067
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	535,000	545,472
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	755,000	784,971
Stifel SBA Trust Series 2025-2A, Class A1, 2.56%, 8/25/2036 (a) (e)	11,589,021	700,987
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 4.72%, 9/25/2034 (e)	37,500	33,345
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (e)	976,000	976,708
Series 2019-21A, Class CR2, 5.42%, 7/15/2032 (a) (e)	1,250,000	1,249,609
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-18A, Class CR4, 5.62%, 10/23/2037 (a) (e)	1,080,000	1,081,705
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,166,505	1,168,702
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (k)	765,087	770,034
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (k)	1,480,000	1,479,692
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.20%, 9/18/2042 (a) (e)	1,200,000	1,202,735
United States Small Business Administration Series 2025-25J, Class 1, 4.79%, 10/1/2050	980,000	1,003,271
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	538,886	426,202
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (a) (k)	457,869	458,967
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 5.42%, 4/20/2035 (a) (e)	3,830,000	3,828,395
Wendy's Funding LLC Series 2025-1A, Class A2I, 5.42%, 12/15/2055 (a)	1,650,000	1,682,377
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	1,285,000	1,300,409
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	350,000	358,291
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265,000	1,296,587
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544,000	558,200
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100,000	2,135,286
Total Asset-Backed Securities (Cost $169,656,290)		170,754,638
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	27

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 11.3%
FHLMC Gold Pools, Other Pool # WN2492, 4.93%, 6/1/2028	863,726	874,450
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,616,078	2,668,010
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	9,555,534	9,291,674
Pool # FS8290, 5.50%, 9/1/2053	11,767,316	12,114,803
Pool # FS8365, 5.50%, 6/1/2054	2,955,096	3,018,444
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600,000	1,618,374
Pool # BF0263, 3.50%, 5/1/2058	853,040	798,012
GNMA II, 30 Year
Pool # MA8200, 4.00%, 8/20/2052	32,612,126	31,647,128
Pool # 787892, 5.50%, 2/20/2055	3,509,942	3,597,677
GNMA II, Single Family, 30 Year
TBA, 5.00%, 3/15/2056 (d)	36,877,000	37,002,116
TBA, 5.50%, 3/15/2056 (d)	42,340,000	42,880,318
Total Mortgage-Backed Securities (Cost $143,564,577)		145,511,006
Foreign Government Securities — 10.4%
Arab Republic of Egypt
7.63%, 5/29/2032 (b)	580,000	594,645
7.90%, 2/21/2048 (b)	600,000	541,200
Argentine Republic 4.12%, 7/9/2035 (k)	2,421,487	1,821,261
Benin Government Bond
7.96%, 2/13/2038 (a)	410,000	429,889
7.96%, 2/13/2038 (b)	1,231,000	1,290,715
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	262,000	293,212
Czech Republic
4.90%, 4/14/2034	CZK60,550,000	3,105,209
3.50%, 5/30/2035	CZK119,190,000	5,492,230
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	1,175,000	1,198,500
Federal Republic of Nigeria
6.13%, 9/28/2028 (b)	800,000	806,504
9.13%, 1/13/2046 (a)	1,400,000	1,523,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hungary Government Bond
5.50%, 3/26/2036 (a)	1,233,000	1,249,029
4.88%, 3/22/2040 (b)	EUR1,000,000	1,210,029
Islamic Republic of Pakistan 6.88%, 12/5/2027 (b)	615,000	619,674
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	480,000	528,211
Japan Government Bond 3.10%, 3/20/2065	JPY1,233,550,000	7,309,829
Kingdom of Morocco 6.50%, 9/8/2033 (b)	1,065,000	1,161,915
Lebanese Republic 6.38%, 3/9/2020 (b) (j)	1,280,000	373,120
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN252,100,000	14,980,382
7.75%, 5/29/2031	MXN129,670,000	7,434,933
8.00%, 5/24/2035	MXN120,760,000	6,709,297
Notas do Tesouro Nacional
10.00%, 1/1/2031	BRL28,000,000	4,889,894
10.00%, 1/1/2037	BRL15,000,000	2,377,269
Republic of Colombia
6.13%, 1/21/2031	284,000	283,290
5.00%, 9/19/2032	EUR417,000	477,785
13.25%, 2/9/2033	COP14,326,300,000	3,699,332
11.75%, 1/24/2035	COP24,496,400,000	5,813,651
Republic of Congo (The) 9.88%, 11/7/2032 (b)	700,000	647,500
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR1,000,000	1,234,311
7.30%, 11/13/2054 (a)	325,000	371,245
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	580,000	574,490
6.88%, 10/17/2040 (a)	EUR1,880,000	2,237,203
Republic of Ecuador
8.75%, 1/29/2034 (a)	458,000	462,122
6.90%, 7/31/2035 (b) (k)	1,229,550	1,115,629
9.25%, 1/29/2039 (a)	200,000	203,400
5.00%, 7/31/2040 (b) (k)	883,278	720,763
Republic of Guatemala 6.05%, 8/6/2031 (a)	976,000	1,025,776
Republic of Honduras 8.63%, 11/27/2034 (b)	500,000	580,780
Republic of Indonesia
6.88%, 4/15/2029	IDR42,329,000,000	2,629,379
7.00%, 2/15/2033	IDR25,832,000,000	1,601,639
6.75%, 7/15/2035	IDR96,778,000,000	5,898,333
SEE NOTES TO FINANCIAL STATEMENTS.

28	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Kenya
9.50%, 3/5/2036 (a)	741,000	778,606
8.80%, 10/9/2038 (a)	200,000	197,900
8.70%, 2/26/2039 (a)	332,000	324,062
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR566,000	664,505
Republic of Panama
5.66%, 2/23/2038	360,000	361,539
3.87%, 7/23/2060	1,800,000	1,250,550
Republic of Paraguay
3.85%, 6/28/2033 (a)	208,000	198,432
5.60%, 3/13/2048 (b)	515,000	500,420
5.40%, 3/30/2050 (a)	470,000	443,680
Republic of Poland
2.00%, 8/25/2036	PLN20,313,321	5,342,225
5.50%, 3/18/2054	1,276,000	1,248,745
Republic of South Africa
9.00%, 1/31/2040	ZAR139,012,000	9,081,274
5.65%, 9/27/2047	411,000	346,884
7.30%, 4/20/2052	1,400,000	1,413,300
7.95%, 11/19/2054 (b)	500,000	540,000
7.25%, 12/11/2055 (a)	624,000	624,000
Republic of Turkiye (The)
36.00%, 8/12/2026	TRY180,966,527	4,170,748
30.00%, 9/12/2029	TRY53,328,069	1,186,511
6.30%, 3/14/2033	962,000	950,216
5.15%, 3/10/2034	EUR781,000	931,135
7.63%, 5/15/2034	726,000	777,546
6.50%, 1/3/2035	1,454,000	1,444,491
Romania Government Bond
6.38%, 1/30/2034 (a)	260,000	274,598
7.50%, 2/10/2037 (a)	476,000	539,218
6.13%, 10/7/2037 (a)	EUR700,000	866,274
4.63%, 4/3/2049 (a)	EUR495,000	485,735
Suriname Government International Bond
7.70%, 11/6/2030 (a)	200,000	205,938
8.50%, 11/6/2035 (a)	529,000	564,972
Turkiye Ihracat Kredi Bankasi A/S
6.38%, 10/3/2030 (a)	429,000	431,145
6.38%, 1/15/2031 (a)	345,000	345,690
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Mexican States
5.38%, 5/16/2040	EUR500,000	597,819
3.77%, 5/24/2061	1,378,000	862,628
Total Foreign Government Securities (Cost $126,044,493)		133,467,561
Collateralized Mortgage Obligations — 8.6%
Alternative Loan Trust
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	68,942	72,378
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	130,718	122,663
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	291,031	260,550
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	520,104	408,373
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 3.98%, 12/25/2046 (e)	707,711	624,977
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (k)	300,000	301,711
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (e)	214,494	212,568
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (e)	80,154	78,572
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (e)	2,044,276	1,801,553
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (e)	1,533,434	1,363,962
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	19,864	15,940
Banc of America Funding Trust Series 2006-A, Class 1A1, 5.71%, 2/20/2036 (e)	98,335	94,250
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.29%, 2/25/2034 (e)	63,591	62,768
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	29

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (a) (k)	580,000	582,357
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	695	496
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	418,594	419,869
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (e)	1,044,530	976,292
Connecticut Avenue Securities Trust
Series 2019-HRP1, Class B1, 13.03%, 11/25/2039 (a) (e)	5,825,723	6,123,049
Series 2023-R02, Class 1M1, 5.97%, 1/25/2043 (a) (e)	755,901	774,830
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	222,970	102,105
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (e)	502,492	497,678
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 6.57%, 4/25/2042 (a) (e)	580,000	591,965
Series 2023-HQA2, Class M1B, 7.02%, 6/25/2043 (a) (e)	1,700,000	1,748,322
Series 2023-HQA2, Class M2, 7.52%, 6/25/2043 (a) (e)	1,700,000	1,784,810
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	246,288	2,796
Series 4086, Class AI, IO, 3.50%, 7/15/2027	61,701	649
Series 4120, Class UI, IO, 3.00%, 10/15/2027	130,771	2,044
Series 4216, Class MI, IO, 3.00%, 6/15/2028	67,784	1,248
Series 5607, Class KT, 4.25%, 11/15/2032	3,453,111	3,468,982
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 5616, Class GB, 4.15%, 12/15/2032	6,468,790	6,479,981
Series 4178, Class BI, IO, 3.00%, 3/15/2033	407,393	26,651
Series 2936, Class AS, IF, IO, 2.33%, 2/15/2035 (e)	77,230	5,806
Series 4018, Class HI, IO, 4.50%, 3/15/2041	328,106	8,633
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	400,917	51,676
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,280,134	185,224
Series 4305, Class SK, IF, IO, 2.83%, 2/15/2044 (e)	598,914	94,981
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,495,259	127,665
Series 4687, Class SG, IF, IO, 2.38%, 1/15/2047 (e)	1,915,498	247,755
Series 4681, Class SD, IF, IO, 2.38%, 5/15/2047 (e)	4,420,610	583,883
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,057,951	501,646
Series 5565, Class ZU, 6.00%, 8/25/2055	383,622	381,065
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	152,525	2,336
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	97,042	1,457
Series 2003-130, Class NS, IF, IO, 3.22%, 1/25/2034 (e)	242,303	22,976
Series 2005-67, Class SI, IF, IO, 2.92%, 8/25/2035 (e)	207,613	12,234
Series 2005-69, Class AS, IF, IO, 2.92%, 8/25/2035 (e)	40,871	4,876
Series 2006-24, Class QS, IF, IO, 3.42%, 4/25/2036 (e)	174,885	18,239
Series 2010-68, Class SJ, IF, IO, 2.77%, 7/25/2040 (e)	142,486	17,099
Series 2016-39, Class LS, IF, IO, 2.22%, 7/25/2046 (e)	1,757,110	224,232
Series 2016-74, Class GS, IF, IO, 2.22%, 10/25/2046 (e)	843,164	100,579
Series 2017-6, Class SB, IF, IO, 2.27%, 2/25/2047 (e)	1,139,107	145,474
Series 2025-98, Class UZ, 6.00%, 8/25/2054	1,015,807	1,023,361
SEE NOTES TO FINANCIAL STATEMENTS.

30	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-106, Class UZ, 5.50%, 12/25/2055	1,800,802	1,796,670
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	119,912	118,746
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (e)	1,818,126	1,600,304
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (e)	1,416,052	1,218,505
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810,000	663,038
Series 2014-181, Class SL, IF, IO, 1.82%, 12/20/2044 (e)	1,223,421	132,612
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	11,947,547	1,760,853
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	3,859,423	681,467
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,177,680	692,039
Series 2025-156, Class PA, 6.50%, 9/20/2055	2,259,088	2,320,417
Series 2025-211, Class UZ, 5.50%, 12/20/2055	1,816,157	1,815,639
Series 2025-211, Class CP, 6.50%, 12/20/2055	5,846,347	5,955,932
Series 2026-23, Class A, 4.50%, 1/16/2060 (d)	3,360,000	3,337,687
Series 2025-139, Class UZ, 5.00%, 3/20/2065	552,958	530,231
Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (e)	194,662	6,101
Series 2026-23, Class AC, 5.00%, 11/16/2067 (e)	3,040,000	3,163,262
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (e)	656,778	667,724
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (e)	1,058,934	1,076,582
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (e)	3,121,425	3,167,516
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	350,009	229,357
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.31%, 6/25/2035 (e)	493,871	396,998
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	270,895	113,262
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	200,267	108,406
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	1,025,000	1,029,492
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (k)	815,000	818,427
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (k)	697,000	698,341
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (e)	400,000	403,764
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	450,732	457,843
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (k)	1,393,455	1,395,833
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (a) (k)	1,394,886	1,406,047
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.28%, 9/25/2034 (e)	87,622	86,732
Series 2004-9, Class 1A, 5.25%, 11/25/2034 (e)	48,107	48,381
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (e)	472,443	446,561
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (e)	878,864	847,754
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	31

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (e)	379,471	361,173
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (a) (k)	1,125,888	1,130,586
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (a) (k)	1,026,701	1,027,914
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (e)	300,000	303,177
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (k)	2,498,888	2,545,610
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (e)	941,455	948,194
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (k)	589,096	589,218
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	930,033	928,630
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (k)	1,223,907	1,236,872
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (k)	854,539	863,275
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (a) (k)	1,854,193	1,859,588
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (a) (k)	614,759	615,357
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (e)	4,018,623	4,085,597
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (e)	1,371,020	1,399,833
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (e)	2,034,409	2,077,164
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (e)	4,070,000	4,119,921
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (e)	852,756	866,968
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (e)	1,918,956	1,943,454
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (a) (k)	530,041	529,969
PRPM LLC
Series 2025-4, Class A1, 6.18%, 6/25/2030 (a) (k)	520,752	521,263
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (k)	1,469,779	1,443,916
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	18,003	14,914
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (a) (k)	1,513,373	1,520,862
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	185,622	101,505
Sequoia Mortgage Trust
Series 2003-8, Class A1, 4.42%, 1/20/2034 (e)	64,831	63,622
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (e)	2,277,124	2,310,748
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (e)	32,038	31,000
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (k)	1,400,000	1,409,211
Towd Point Mortgage Trust Series 2019-HY1, Class M2, 5.79%, 10/25/2048 (a) (e)	240,000	253,090
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (e)	1,678,727	1,507,184
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (k)	1,026,681	1,023,811
SEE NOTES TO FINANCIAL STATEMENTS.

32	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (k)	908,015	907,437
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	63,491	64,915
Total Collateralized Mortgage Obligations (Cost $111,219,672)		110,564,087
Commercial Mortgage-Backed Securities — 7.5%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.68%, 1/15/2020 ‡ (a) (e)	6,000,000	6,002,400
BANK
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (e)	509,000	451,129
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (e)	3,621,217	88,813
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (e)	17,700,000	521,178
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736,000	2,713,894
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (e)	1,960,000	1,803,160
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (e)	1,679,000	1,352,777
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (e)	2,310,000	125,704
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485,000	1,465,101
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.51%, 8/15/2042 (a) (e)	2,950,000	2,968,460
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (e)	2,030,000	2,128,639
BX Commercial Mortgage Trust Series 2024-MF, Class A, 5.10%, 2/15/2039 (a) (e)	1,832,891	1,832,891
BX Trust Series 2022-LBA6, Class A, 4.66%, 1/15/2039 (a) (e)	3,400,000	3,401,857
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (e)	152,000	144,178
CD Mortgage Trust Series 2016-CD2, Class C, 3.96%, 11/10/2049 (e)	95,000	55,722
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400,000	1,388,089
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (e)	680,120	690,645
Commercial Mortgage Trust Series 2015-PC1, Class C, 4.41%, 7/10/2050 (e)	186,909	181,302
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (e)	680,000	682,622
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.27%, 9/25/2043 (a) (e)	1,191,093	1,195,245
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (e)	16,860,974	196,301
Series K742, Class X1, IO, 0.76%, 3/25/2028 (e)	3,701,875	39,388
Series K121, Class X1, IO, 1.01%, 10/25/2030 (e)	6,554,230	250,269
Series K120, Class X1, IO, 1.03%, 10/25/2030 (e)	4,367,135	169,255
Series K124, Class X1, IO, 0.71%, 12/25/2030 (e)	8,518,548	246,850
Series K123, Class X1, IO, 0.76%, 12/25/2030 (e)	11,215,155	335,915
Series K127, Class X1, IO, 0.32%, 1/25/2031 (e)	65,185,402	793,124
Series K125, Class X1, IO, 0.57%, 1/25/2031 (e)	15,546,809	372,676
Series K128, Class X1, IO, 0.51%, 3/25/2031 (e)	30,499,826	643,263
Series K131, Class X1, IO, 0.73%, 7/25/2031 (e)	11,914,484	399,893
Series K131, Class X3, IO, 2.95%, 9/25/2031 (e)	766,660	103,167
Series K136, Class X1, IO, 0.39%, 12/25/2031 (e)	20,614,184	333,653
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	33

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (e)	3,311,272	298,241
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (e)	5,026,619	293,599
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (e)	8,193,336	272,997
Series K070, Class X3, IO, 2.04%, 12/25/2044 (e)	2,151,623	72,867
Series K072, Class X3, IO, 2.14%, 12/25/2045 (e)	3,940,000	147,451
Series K088, Class X3, IO, 2.35%, 2/25/2047 (e)	6,650,000	421,536
Series K737, Class X3, IO, 1.78%, 1/25/2048 (e)	3,149,644	40,330
Series K121, Class X3, IO, 2.77%, 11/25/2048 (e)	5,100,000	576,955
Series K127, Class X3, IO, 2.65%, 3/25/2049 (e)	5,100,000	566,998
Series K147, Class X3, IO, 3.80%, 6/25/2050 (e)	4,600,000	892,630
Series K759, Class X3, IO, 5.26%, 2/25/2057 (e)	437,736	115,016
FNMA ACES Series 2019-M1, Class A2, 3.56%, 9/25/2028 (e)	846,214	844,303
FREMF Series 2018-KF46, Class B, 5.74%, 3/25/2028 (a) (e)	72,353	70,173
FREMF Mortgage Trust
Series 2018-KF45, Class B, 5.74%, 3/25/2025 (a) (e)	93,003	97,149
Series 2018-KF48, Class B, 5.84%, 6/25/2028 (a) (e)	480,434	459,549
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (e)	1,991,895	20
Series 2025-106, Class A, 5.00%, 7/16/2055	892,533	906,665
Series 2025-138, Class A, 4.75%, 5/16/2056	2,386,015	2,395,289
Series 2026-20, Class AM, 4.50%, 6/16/2057	759,209	757,905
Series 2026-17, Class AC, 4.50%, 8/16/2057	3,176,798	3,173,921
Series 2026-16, Class AC, 4.00%, 12/16/2057	3,146,871	3,116,203
Series 2026-14, Class A, 4.50%, 1/16/2060	3,107,431	3,098,686
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (e)	8,495,011	424,058
Series 2025-38, IO, 0.64%, 1/16/2062 (e)	27,495,689	1,139,432
Series 2021-3, IO, 0.87%, 9/16/2062 (e)	7,729,878	492,310
Series 2021-48, Class FT, 4.00%, 12/16/2062 (e)	2,538,604	2,281,698
Series 2021-133, IO, 0.88%, 7/16/2063 (e)	10,147,938	672,672
Series 2025-206, IO, 0.80%, 4/16/2064 (e)	18,828,564	1,149,107
Series 2025-21, IO, 0.95%, 4/16/2065 (e)	16,543,994	1,179,423
Series 2025-212, Class AC, 5.00%, 12/16/2066	1,218,218	1,245,225
Series 2025-212, Class BE, 4.75%, 1/16/2068	1,856,939	1,873,236
Series 2025-142, IO, 0.71%, 2/16/2068 (e)	7,219,735	499,241
Series 2025-213, Class PA, 4.50%, 2/16/2068	3,801,165	3,825,559
Series 2025-217, Class AK, 4.50%, 2/16/2068 (e)	2,516,319	2,499,641
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.04%, 5/10/2050 (e)	190,000	164,379
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	2,399,639	2,481,840
Series 2025-1, Class A, 5.97%, 6/25/2057 (e)	1,684,669	1,755,334
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.15%, 7/15/2048 (e)	1,825,000	1,733,750
Series 2015-C30, Class C, 4.15%, 7/15/2048 (e)	266,000	217,128
Series 2015-C31, Class C, 4.65%, 8/15/2048 (e)	124,000	96,755
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015,450	984,592
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	968,479	962,995
SEE NOTES TO FINANCIAL STATEMENTS.

34	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.43%, 8/15/2049 (e)	276,000	225,370
Series 2016-JP4, Class C, 3.40%, 12/15/2049 (e)	152,000	136,318
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 (e)	80,242	77,185
Series 2019-L2, Class C, 4.97%, 3/15/2052 (e)	978,000	869,896
Series 2021-L5, Class XA, IO, 1.26%, 5/15/2054 (e)	10,511,382	449,466
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230,000	173,363
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (e)	3,713,733	3,768,740
Series 2023-01, Class M7, 7.67%, 11/25/2053 (a) (e)	842,312	865,706
Series 2025-01, Class M1, 6.07%, 5/25/2055 (a) (e)	1,499,016	1,523,098
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (k)	1,654,548	1,660,732
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (e)	830,000	832,531
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,723,228	2,818,423
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.05%, 5/15/2039 (a) (e)	1,705,000	1,703,934
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (e)	360,390	354,444
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (e)	213,791	207,526
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (e)	446,121	436,989
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (e)	481,229	448,887
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (e)	690,111	686,374
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (e)	1,799,628	1,816,281
Total Commercial Mortgage-Backed Securities (Cost $96,235,818)		96,429,681
Convertible Bonds — 4.2%
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China) 0.50%, 6/1/2031	1,470,000	2,265,270
Etsy, Inc. 0.13%, 10/1/2026	640,000	635,776
		2,901,046
Communications Equipment — 0.1%
Viavi Solutions, Inc. 0.63%, 3/1/2031 (a)	660,000	1,461,075
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029	396,000	527,076
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	460,000	916,320
Electric Utilities — 0.3%
PG&E Corp. 4.25%, 12/1/2027	1,400,000	1,496,320
Southern Co. (The) 4.50%, 6/15/2027	1,695,000	1,898,400
		3,394,720
Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.
1.38%, 7/15/2030	1,109,000	1,154,746
Zero Coupon, 3/15/2032 (a)	36,000	35,928
		1,190,674
Entertainment — 0.2%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	965,000	1,545,255
2.88%, 1/15/2030	620,000	694,400
2.88%, 10/15/2031 (a)	70,000	73,325
		2,312,980
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	35

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Financial Services — 0.1%
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	745,000	662,119
Global Payments, Inc. 1.50%, 3/1/2031	795,000	723,052
		1,385,171
Ground Transportation — 0.2%
Lyft, Inc.
0.63%, 3/1/2029	951,000	987,977
Zero Coupon, 9/15/2030 (a)	87,000	83,948
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	1,075,000	1,328,163
		2,400,088
Hotels, Restaurants & Leisure — 0.3%
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	296,000	304,738
2.00%, 3/15/2030 (a)	385,000	426,879
H World Group Ltd. (China) 3.00%, 5/1/2026	1,358,000	1,989,470
NCL Corp. Ltd. 0.75%, 9/15/2030 (a)	945,000	979,205
		3,700,292
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	1,011,000	1,040,271
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029	1,417,000	1,433,296
IT Services — 0.2%
Snowflake, Inc. Zero Coupon, 10/1/2027	1,177,000	1,484,197
Wix.com Ltd. (Israel) Zero Coupon, 9/15/2030 (a)	1,056,000	871,939
		2,356,136
Leisure Products — 0.0% ^
Callaway Golf Co. 2.75%, 5/1/2026	580,000	581,160
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045,000	1,251,492
Passenger Airlines — 0.0% ^
JetBlue Airways Corp. 2.50%, 9/1/2029	685,000	767,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — 0.3%
Jazz Investments I Ltd. 3.13%, 9/15/2030	1,515,000	2,160,390
Zoetis, Inc. 0.25%, 6/15/2029 (a)	1,180,000	1,236,050
		3,396,440
Real Estate Management & Development — 0.1%
Compass, Inc. 0.25%, 4/15/2031 (a)	1,090,000	1,039,687
Country Garden Holdings Co. Ltd. (China)
Series AI, Zero Coupon, 12/31/2031	1,815,780	183,101
Series AI, Zero Coupon, 12/31/2034	58,299	1,603
		1,224,391
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688,000	771,301
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	500,000	574,553
Enphase Energy, Inc. Zero Coupon, 3/1/2028	930,000	834,675
Microchip Technology, Inc.
1.63%, 2/15/2027	305,000	654,713
0.75%, 6/1/2030	700,000	713,478
MKS, Inc. 1.25%, 6/1/2030	2,050,000	3,565,975
ON Semiconductor Corp. Zero Coupon, 5/1/2027	2,222,000	2,991,923
Semtech Corp. Zero Coupon, 10/15/2030 (a)	34,000	40,919
Synaptics, Inc. 0.75%, 12/1/2031	1,694,000	1,941,324
Veeco Instruments, Inc. 2.88%, 6/1/2029	1,103,000	1,430,040
		12,747,600
Software — 0.5%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	1,215,000	1,147,567
Box, Inc. 1.50%, 9/15/2029	745,000	694,713
Dropbox, Inc. Zero Coupon, 3/1/2028	1,103,000	1,088,109
Five9, Inc. 1.00%, 3/15/2029	1,222,000	1,076,582
Life360, Inc. Zero Coupon, 6/1/2030 (a)	835,000	842,098
SEE NOTES TO FINANCIAL STATEMENTS.

36	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Software — continued
Terawulf, Inc.
1.00%, 9/1/2031 (a)	705,000	1,073,362
Zero Coupon, 5/1/2032 (a)	895,000	981,457
		6,903,888
Specialty Retail — 0.1%
Wayfair, Inc. 3.25%, 9/15/2027	825,000	1,096,013
Total Convertible Bonds (Cost $47,800,672)		53,758,630
Loan Assignments — 1.2% (l)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (f) (m)	270,000	269,495
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 9/8/2032 (f) (m)	566,948	564,629
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (f)	333,506	331,958
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (f)	263,507	261,333
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029 (f)	481,425	481,175
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (f)	99,250	99,149
		1,738,244
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (f)	236,561	236,606
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031 (f)	259,142	246,556
		483,162
Containers & Packaging — 0.0% ^
LABL, Inc., 1st Lien Term Loan B, 0.00%, 10/30/2028 (e) (j)	296,484	136,285
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (f)	219,715	219,622
Diversified Telecommunication Services — 0.0% ^
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/23/2028 (f)	430,000	428,925
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2030 (f) (m)	100,957	97,029
		525,954
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (f)	349,749	349,399
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 10/27/2032 (f) (m)	500,000	501,250
		850,649
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	37

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 12/2/2031 (f)	297,007	288,151
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 11/21/2031 (f)	250,000	250,052
		538,203
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029 (f)	107,041	106,773
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 11/17/2031 (f)	297,754	289,658
		396,431
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (f)	125,611	125,376
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (f)	22,983	22,941
		148,317
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031 (f)	460,000	459,844
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (f)	546,274	539,675
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (f)	532,145	517,011
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.92%, 7/1/2031 (f)	256,750	225,480
		742,491
Leisure Products — 0.0% ^
Callaway Golf Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/18/2030 (f)	38,353	38,497
Life Sciences Tools & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 12/12/2031 (f)	249,239	246,123
Media — 0.0% ^
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.76%, 1/28/2033 (f) (m)	300,000	282,075
Oil, Gas & Consumable Fuels — 0.0% ^
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 8/16/2030 (f)	400,746	400,690
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (f)	493,331	492,270
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 4/1/2031 (f)	145,759	145,851
		638,121
SEE NOTES TO FINANCIAL STATEMENTS.

38	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (f) (m)	383,030	206,836
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (f)	99,500	96,792
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (f) (m)	594,389	592,428
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (f)	509,116	505,425
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (f)	190,000	178,125
		683,550
Software — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (f)	567,909	552,291
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (f)	896,005	865,209
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (f) (m)	496,325	455,716
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (f)	269,266	247,534
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (f)	398,992	366,075
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (f)	990,880	936,174
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028 (f)	491,288	455,875
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (f)	218,835	206,690
		4,085,564
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (c)	73,903	73,903
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (f)	103,520	99,250
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.68%, 8/18/2032 (f)	297,674	295,689
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.29%, 6/29/2028 (f)	42,068	39,318
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (f)	182,430	180,111
		688,271
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (f) (m)	617,200	615,274
Total Loan Assignments (Cost $16,317,933)		15,622,593
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	39

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — 0.1%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b) (Cost $1,154,313)	1,130,000	1,093,625
	SHARES
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	229	115
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	16,966	141,582
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10,319	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	12,666	41,418
Specialty Retail — 0.0% ^
Serta Simmons Bedding LLC *	10,319	93,387
Wireless Telecommunication Services — 0.0% ^
Altice France Sa ‡	8,657	168,872
Total Common Stocks (Cost $642,374)		445,374
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $286,219)	298,145	380,135
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $30,780)	35,000	29,363
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ * (Cost $—)	429	6,865
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 7.8%
Investment Companies — 7.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (n) (o) (Cost $101,050,265)	101,010,217	101,050,621
Total Investments — 104.3% (Cost $1,319,988,018)		1,344,224,968
Liabilities in Excess of Other Assets — (4.3)%		(54,868,546)
NET ASSETS — 100.0%		1,289,356,422

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SEE NOTES TO FINANCIAL STATEMENTS.

40	February 28, 2026

SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(i)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $31,811,601 or 2.47% of the
Fund’s net assets as of February 28, 2026.

(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	335	03/06/2026	EUR	46,514,688	382,388
Euro-BTP	213	03/06/2026	EUR	30,918,986	618,213
Euro-Buxl 30 Year Bond	4	03/06/2026	EUR	538,810	10,757
Euro-Schatz	1,411	03/06/2026	EUR	178,477,785	357,040
Australia 10 Year Bond	533	03/16/2026	AUD	41,941,126	525,416
Canada 10 Year Bond	222	06/19/2026	CAD	19,997,170	129,320
Long Gilt	46	06/26/2026	GBP	5,807,401	67,786
					2,090,920
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	41

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bund	(285)	03/06/2026	EUR	(43,886,042)	(618,272)
Japan 10 Year Bond	(58)	03/13/2026	JPY	(49,392,758)	(452,251)
U.S. Treasury 10 Year Note	(256)	06/18/2026	USD	(29,128,000)	(126,649)
U.S. Treasury 10 Year Ultra Note	(286)	06/18/2026	USD	(33,386,031)	(192,759)
U.S. Treasury Long Bond	(26)	06/18/2026	USD	(3,079,375)	(38,028)
U.S. Treasury Ultra Bond	(412)	06/18/2026	USD	(50,083,750)	(707,424)
U.S. Treasury 2 Year Note	(461)	06/30/2026	USD	(96,457,047)	(97,858)
U.S. Treasury 5 Year Note	(348)	06/30/2026	USD	(38,323,500)	(117,418)
(2,350,659)
(259,739)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

42	February 28, 2026

Forward foreign currency exchange contracts outstanding as of February 28, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	56,613,625	USD	66,832,385	Morgan Stanley	3/4/2026	65,510
USD	68,063,971	EUR	56,972,840	Morgan Stanley	3/4/2026	741,608
BRL	21,182,040	USD	4,029,670	Goldman Sachs International**	3/24/2026	78,439
CHF	2,430,554	USD	3,145,885	Goldman Sachs International	3/24/2026	23,664
EUR	5,335,399	USD	6,303,726	Goldman Sachs International	3/24/2026	7,892
HUF	1,015,556,164	EUR	2,685,182	Morgan Stanley	3/24/2026	3,326
KRW	4,635,916,945	USD	3,186,964	Citibank, NA**	3/24/2026	33,830
KRW	3,448,255,708	USD	2,388,832	Goldman Sachs International**	3/24/2026	6,836
TRY	137,761,579	USD	3,069,851	Barclays Bank plc	3/24/2026	11,412
TRY	32,573,975	USD	725,995	BNP Paribas	3/24/2026	2,575
TWD	191,407,494	USD	6,060,651	Goldman Sachs International**	3/24/2026	47,926
USD	9,204,780	CHF	7,057,535	Goldman Sachs International	3/24/2026	1,448
USD	7,899,432	COP	29,159,884,333	Goldman Sachs International**	3/24/2026	172,296
USD	1,844,395	COP	6,879,593,660	HSBC Bank, NA**	3/24/2026	21,358
USD	2,625,666	CZK	53,657,051	Goldman Sachs International	3/24/2026	8,668
USD	10,565,229	EUR	8,892,049	BNP Paribas	3/24/2026	46,199
USD	928,300	EUR	778,399	HSBC Bank, NA	3/24/2026	7,477
USD	3,205,479	GBP	2,353,018	Morgan Stanley	3/24/2026	34,254
USD	1,880,306	JPY	286,830,419	Barclays Bank plc	3/24/2026	40,172
USD	1,879,367	JPY	287,804,921	HSBC Bank, NA	3/24/2026	32,981
USD	31,885,025	MXN	549,320,633	Goldman Sachs International	3/24/2026	53,424
ZAR	50,740,140	USD	3,169,357	Merrill Lynch International	3/24/2026	11,661
Total unrealized appreciation						1,452,956
EUR	359,215	USD	425,864	HSBC Bank, NA	3/4/2026	(1,396)
CHF	2,417,856	USD	3,173,438	Goldman Sachs International	3/24/2026	(20,448)
CLP	8,188,164,401	USD	9,492,093	Goldman Sachs International**	3/24/2026	(110,478)
CLP	1,397,169,311	USD	1,610,570	HSBC Bank, NA**	3/24/2026	(9,759)
CNY	22,102,157	USD	3,226,196	BNP Paribas**	3/24/2026	(19,346)
CNY	84,809,818	USD	12,319,040	Morgan Stanley**	3/24/2026	(13,801)
EUR	16,019,127	USD	19,039,482	BNP Paribas	3/24/2026	(89,331)
EUR	197,434	USD	234,222	Citibank, NA	3/24/2026	(663)
GBP	2,385,641	CHF	2,490,012	BNP Paribas	3/24/2026	(31,891)
GBP	2,394,420	EUR	2,737,669	Morgan Stanley	3/24/2026	(11,558)
GBP	2,328,236	USD	3,176,432	Goldman Sachs International	3/24/2026	(38,606)
GBP	2,994,402	USD	4,082,232	Morgan Stanley	3/24/2026	(46,598)
HUF	1,027,739,429	EUR	2,733,895	Barclays Bank plc	3/24/2026	(16,153)
JPY	496,454,105	EUR	2,725,877	Morgan Stanley	3/24/2026	(39,676)
PLN	13,474,632	USD	3,794,400	Citibank, NA	3/24/2026	(23,573)
USD	6,341,918	AUD	8,966,374	HSBC Bank, NA	3/24/2026	(38,463)
USD	3,205,413	BRL	16,742,992	HSBC Bank, NA**	3/24/2026	(41,773)
USD	162,303	GBP	120,522	Morgan Stanley	3/24/2026	(128)
USD	5,809,348	HUF	1,857,421,651	Citibank, NA	3/24/2026	(6,440)
USD	3,491,312	JPY	546,283,084	Barclays Bank plc	3/24/2026	(13,317)
USD	3,218,611	KRW	4,656,397,397	Citibank, NA**	3/24/2026	(16,411)
USD	3,167,748	PHP	185,503,320	Goldman Sachs International**	3/24/2026	(45,859)
USD	3,004,929	PHP	173,840,547	HSBC Bank, NA**	3/24/2026	(6,635)
USD	2,464,193	ZAR	39,618,829	Barclays Bank plc	3/24/2026	(19,605)
USD	15,984,807	IDR	269,136,190,906	Goldman Sachs International**	3/25/2026	(36,871)
USD	66,940,794	EUR	56,613,625	Morgan Stanley	4/7/2026	(80,972)
Total unrealized depreciation						(779,751)
Net unrealized appreciation						673,205
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	43

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 31,128,000	(2,208,994)	(181,582)	(2,390,576)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	February 28, 2026

Centrally Cleared interest rate swap contracts outstanding as of February 28, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR219,260,000	4,704	261,701	266,405
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR5,630,000	—	135,015	135,015
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR5,170,000	—	80,751	80,751
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK83,185,000	—	95,550	95,550
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,419,000	—	26,856	26,856
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,420,000	—	26,857	26,857
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK131,029,000	—	160,739	160,739
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP280,955,000	—	1,274,361	1,274,361
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL23,411,105	—	32,963	32,963
1 day CDI at termination	12.95 at termination	Pay	1/2/2031	BRL7,617,953	—	5,126	5,126
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL13,025,602	—	32,371	32,371
					4,704	2,132,290	2,136,994
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL25,743,078	—	(7,881)	(7,881)
					4,704	2,124,409	2,129,113

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SONIA	Sterling Overnight Index Average

(a)	Value of floating rate index at February 28, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.27%
1 day SONIA	3.73
6 month EURIBOR	2.13
6 month PRIBOR	3.45
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	45

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 57.0%
FHLMC
Pool # 781087, ARM, 5.86%, 12/1/2033 (a)	13,713	14,046
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (a)	8,932	9,116
Pool # 782979, ARM, 5.87%, 1/1/2035 (a)	25,094	26,144
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (a)	14,006	14,311
Pool # 1Q0007, ARM, 6.39%, 12/1/2035 (a)	5,990	6,039
Pool # 972200, ARM, 6.28%, 3/1/2036 (a)	7,617	7,804
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (a)	1,772	1,848
Pool # 1H2618, ARM, 6.34%, 5/1/2036 (a)	20,804	21,753
Pool # 1G2557, ARM, 6.80%, 6/1/2036 (a)	30,490	31,581
Pool # 1A1085, ARM, 6.24%, 8/1/2036 (a)	15,092	15,421
Pool # 1Q0105, ARM, 6.42%, 9/1/2036 (a)	9,021	9,308
Pool # 1A1096, ARM, 6.27%, 10/1/2036 (a)	64,275	65,500
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (a)	4,914	5,030
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (a)	50,164	52,310
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (a)	29,488	30,200
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (a)	28,049	28,922
Pool # 782760, ARM, 6.29%, 11/1/2036 (a)	29,101	30,254
Pool # 1Q0737, ARM, 6.36%, 11/1/2036 (a)	15,155	15,600
Pool # 1G1386, ARM, 6.21%, 12/1/2036 (a)	8,229	8,492
Pool # 1J1516, ARM, 6.27%, 2/1/2037 (a)	4,067	4,192
Pool # 1G1555, ARM, 6.82%, 2/1/2037 (a)	4,624	4,796
Pool # 1Q0739, ARM, 6.13%, 3/1/2037 (a)	28,029	28,514
Pool # 1Q0697, ARM, 5.96%, 5/1/2037 (a)	31,120	32,028
Pool # 1G2229, ARM, 6.54%, 9/1/2037 (a)	8,218	8,433
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 1Q0722, ARM, 6.68%, 4/1/2038 (a)	11,049	11,416
Pool # 1Q0789, ARM, 6.74%, 5/1/2038 (a)	2,070	2,130
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	31,065	31,590
Pool # C91158, 6.50%, 1/1/2028	13,820	14,032
Pool # C91180, 5.50%, 3/1/2028	17,008	17,295
Pool # D98938, 4.00%, 2/1/2032	230,649	229,820
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	228	234
Pool # C00701, 6.50%, 1/1/2029	5,093	5,285
Pool # G03029, 6.00%, 10/1/2029	8,125	8,334
Pool # C68485, 7.00%, 7/1/2032	5,126	5,376
Pool # G01448, 7.00%, 8/1/2032	12,417	13,022
Pool # C75791, 5.50%, 1/1/2033	27,666	28,137
Pool # C01735, 4.00%, 10/1/2033	20,751	20,526
Pool # A13625, 5.50%, 10/1/2033	66,623	67,837
Pool # A16843, 6.00%, 12/1/2033	19,303	19,828
Pool # A28796, 6.50%, 11/1/2034	1,826	1,896
Pool # A46417, 7.00%, 4/1/2035	112,566	118,052
Pool # A46987, 5.50%, 7/1/2035	164,213	171,243
Pool # A80290, 5.00%, 11/1/2035	239,666	245,666
Pool # G05713, 6.50%, 12/1/2035	156,889	163,205
Pool # A54679, 6.50%, 6/1/2036	7,443	7,841
Pool # C02637, 7.00%, 10/1/2036	70,912	74,468
Pool # C02660, 6.50%, 11/1/2036	25,382	26,947
Pool # G04077, 6.50%, 3/1/2038	63,654	67,810
Pool # G05190, 7.50%, 9/1/2038	11,211	11,709
Pool # C03466, 5.50%, 3/1/2040	49,784	51,863
Pool # A93511, 5.00%, 8/1/2040	423,961	437,069
Pool # G06493, 4.50%, 5/1/2041	695,320	705,103
Pool # G60039, 3.00%, 4/1/2043	2,777,004	2,620,049
Pool # G60105, 5.00%, 6/1/2044	965,602	995,429
Pool # Q37784, 3.50%, 12/1/2045	931,779	898,387
Pool # Q39412, 3.50%, 3/1/2046	431,821	415,233
Pool # Q40797, 3.50%, 5/1/2046	1,223,663	1,177,163
Pool # Q40922, 3.50%, 6/1/2046	335,211	322,404
Pool # Q42079, 3.50%, 7/1/2046	492,138	474,632
Pool # V84637, 4.00%, 9/1/2048	315,344	311,213
Pool # Q61709, 4.50%, 2/1/2049	626,723	632,070
Pool # Q62088, 4.50%, 2/1/2049	538,617	547,159
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	527	529
Pool # B90491, 7.50%, 1/1/2032	27,077	27,828
Pool # WA1626, 3.45%, 8/1/2032	8,085,504	7,844,562
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # WN1179, 3.85%, 9/1/2032	4,000,000	3,962,972
Pool # U80047, 4.00%, 9/1/2032	111,895	111,401
Pool # U80068, 3.50%, 10/1/2032	197,349	195,339
Pool # U80125, 3.50%, 1/1/2033	631,087	620,137
Pool # U80173, 3.50%, 1/1/2033	417,016	412,730
Pool # U80265, 3.50%, 4/1/2033	550,445	544,570
Pool # WN3233, 3.19%, 7/1/2033	4,951,277	4,686,201
Pool # L10224, 6.00%, 12/1/2034	44,066	45,437
Pool # H00158, 6.00%, 4/1/2036	41,355	41,685
Pool # L10291, 6.50%, 11/1/2036	81,494	85,091
Pool # P51353, 6.50%, 11/1/2036	53,412	55,448
Pool # P50595, 6.50%, 12/1/2036	158,348	167,720
Pool # P51361, 6.50%, 12/1/2036	38,889	40,276
Pool # G20028, 7.50%, 12/1/2036	24,482	25,174
Pool # G80365, 6.50%, 10/17/2038	81,038	84,657
Pool # U90690, 3.50%, 6/1/2042	1,900,861	1,832,240
Pool # U90975, 4.00%, 6/1/2042	1,121,578	1,114,061
Pool # T65101, 4.00%, 10/1/2042	191,209	188,037
Pool # U90378, 4.00%, 11/1/2042	1,671,250	1,660,052
Pool # U90542, 4.00%, 12/1/2042	515,900	511,655
Pool # U91449, 4.00%, 5/1/2043	1,604,643	1,597,849
Pool # U99051, 3.50%, 6/1/2043	255,658	246,429
Pool # U99134, 4.00%, 1/1/2046	1,033,789	1,029,410
Pool # U69030, 4.50%, 1/1/2046	671,700	681,161
Pool # U69039, 4.00%, 2/1/2046	1,774,158	1,762,256
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,548,384	1,525,500
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	400,194	381,095
Pool # RA1623, 4.00%, 9/1/2049	1,506,015	1,483,560
Pool # SI2041, 3.00%, 10/1/2049	9,024,056	8,254,496
Pool # QA5403, 4.00%, 11/1/2049	742,326	731,841
Pool # QA5096, 4.00%, 12/1/2049	817,161	805,146
Pool # QA5982, 4.00%, 12/1/2049	883,327	869,792
Pool # RA2008, 4.00%, 1/1/2050	1,836,643	1,808,122
Pool # QA7351, 3.00%, 2/1/2050	258,779	236,848
Pool # RA2272, 3.50%, 2/1/2050	13,685,634	13,231,724
Pool # QB0097, 4.00%, 5/1/2050	560,574	561,035
Pool # QB0098, 2.50%, 6/1/2050	4,651,127	4,077,006
Pool # RA2897, 2.50%, 6/1/2050	8,916,466	7,811,684
Pool # SD8089, 2.50%, 7/1/2050	8,011,082	7,016,389
Pool # SI2081, 2.00%, 8/1/2050	23,389,602	19,645,226
Pool # RA3976, 2.50%, 11/1/2050	7,959,992	7,034,301
Pool # RA4515, 4.00%, 2/1/2051	4,091,036	4,010,444
Pool # QC2061, 2.00%, 5/1/2051	14,472,661	12,136,913
Pool # RA5276, 2.50%, 5/1/2051	12,022,426	10,561,406
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # QC2209, 3.50%, 5/1/2051	1,207,612	1,144,420
Pool # QC3244, 3.00%, 6/1/2051	3,082,267	2,810,500
Pool # RA5921, 2.50%, 9/1/2051	3,956,298	3,487,048
Pool # QC7968, 2.50%, 10/1/2051	1,004,634	886,100
Pool # RA6135, 2.50%, 10/1/2051	19,100,426	16,846,751
Pool # RA6228, 2.50%, 11/1/2051	7,231,989	6,343,476
Pool # QD0369, 3.00%, 11/1/2051	3,840,858	3,504,568
Pool # SD0781, 3.00%, 11/1/2051	4,201,983	3,834,055
Pool # SD5768, 3.00%, 1/1/2052	4,320,224	3,946,017
Pool # RA6586, 3.50%, 1/1/2052	9,890,087	9,349,518
Pool # RA6817, 2.50%, 2/1/2052	3,771,748	3,311,436
Pool # SD4951, 2.50%, 2/1/2052	19,588,815	17,260,337
Pool # SD0907, 3.00%, 2/1/2052	2,444,597	2,216,024
Pool # SD3952, 2.50%, 3/1/2052	4,661,273	4,111,040
Pool # SD7554, 2.50%, 4/1/2052	3,650,278	3,228,936
Pool # SL0527, 2.50%, 4/1/2052	20,000,997	17,568,668
Pool # QE0399, 3.00%, 4/1/2052	7,302,695	6,630,609
Pool # SD8212, 2.50%, 5/1/2052	11,238,785	9,795,288
Pool # SD3362, 3.00%, 5/1/2052	8,061,905	7,364,862
Pool # SD1840, 3.00%, 6/1/2052	9,659,626	8,770,618
Pool # SL0265, 3.00%, 6/1/2052	14,312,388	12,975,366
Pool # SD5756, 3.50%, 6/1/2052	8,572,061	8,119,910
Pool # QE5028, 5.00%, 6/1/2052	737,849	748,866
Pool # QE4140, 5.50%, 6/1/2052	4,251,098	4,406,690
Pool # QE8520, 3.50%, 8/1/2052	10,395,640	9,809,687
Pool # SD4181, 3.50%, 8/1/2052	7,713,756	7,326,012
Pool # SD1713, 5.00%, 10/1/2052	8,274,692	8,427,091
Pool # SL1477, 5.00%, 7/1/2053	21,823,474	22,217,209
Pool # RA9669, 5.00%, 8/1/2053	5,384,142	5,424,980
Pool # RJ1756, 4.50%, 6/1/2054	5,335,735	5,292,824
Pool # RJ3247, 5.00%, 1/1/2055	18,570,807	18,862,620
FNMA
Pool # 54844, ARM, 4.24%, 9/1/2027 (a)	281	278
Pool # 303532, ARM, 4.40%, 3/1/2029 (a)	586	582
Pool # 555258, ARM, 5.65%, 1/1/2033 (a)	24,447	24,755
Pool # 746299, ARM, 6.64%, 9/1/2033 (a)	17,774	18,401
Pool # 743546, ARM, 5.92%, 11/1/2033 (a)	46,125	46,877
Pool # 766610, ARM, 5.91%, 1/1/2034 (a)	5,647	5,769
Pool # 735648, ARM, 6.24%, 2/1/2034 (a)	11,231	11,529
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 770377, ARM, 6.29%, 4/1/2034 (a)	9,578	9,755
Pool # 751531, ARM, 6.21%, 5/1/2034 (a)	25,176	25,879
Pool # 778908, ARM, 6.20%, 6/1/2034 (a)	8,403	8,511
Pool # 800422, ARM, 5.31%, 8/1/2034 (a)	91,287	92,123
Pool # 735332, ARM, 6.14%, 8/1/2034 (a)	17,393	17,811
Pool # 790964, ARM, 6.40%, 9/1/2034 (a)	10,151	10,425
Pool # 794797, ARM, 6.02%, 10/1/2034 (a)	21,468	22,008
Pool # 803599, ARM, 6.05%, 10/1/2034 (a)	20,948	21,357
Pool # 803594, ARM, 6.09%, 10/1/2034 (a)	15,002	15,354
Pool # 896463, ARM, 6.45%, 10/1/2034 (a)	30,381	31,446
Pool # 735740, ARM, 6.59%, 10/1/2034 (a)	22,617	23,076
Pool # 810896, ARM, 5.87%, 1/1/2035 (a)	127,826	132,749
Pool # 816594, ARM, 5.62%, 2/1/2035 (a)	5,665	5,796
Pool # 735539, ARM, 6.08%, 4/1/2035 (a)	56,372	57,982
Pool # 745862, ARM, 6.29%, 4/1/2035 (a)	28,327	29,095
Pool # 821378, ARM, 6.04%, 5/1/2035 (a)	28,535	28,860
Pool # 823660, ARM, 6.59%, 5/1/2035 (a)	20,493	21,017
Pool # 821179, ARM, 6.73%, 5/1/2035 (a)	4,069	4,159
Pool # 745766, ARM, 6.04%, 6/1/2035 (a)	12,709	12,952
Pool # 832801, ARM, 6.46%, 9/1/2035 (a)	1,960	2,013
Pool # 849251, ARM, 5.92%, 1/1/2036 (a)	17,146	17,535
Pool # 920843, ARM, 6.70%, 3/1/2036 (a)	224,496	232,905
Pool # 872825, ARM, 6.42%, 6/1/2036 (a)	12,843	13,226
Pool # 892868, ARM, 6.52%, 7/1/2036 (a)	16,013	16,464
Pool # 886558, ARM, 6.34%, 8/1/2036 (a)	17,640	18,157
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 920547, ARM, 6.23%, 9/1/2036 (a)	55,305	56,698
Pool # 894239, ARM, 6.06%, 10/1/2036 (a)	6,853	7,034
Pool # 900191, ARM, 6.82%, 10/1/2036 (a)	4,989	5,177
Pool # 902818, ARM, 6.32%, 11/1/2036 (a)	245	253
Pool # 902955, ARM, 6.01%, 12/1/2036 (a)	7,286	7,487
Pool # 995919, ARM, 6.55%, 7/1/2037 (a)	17,895	18,457
Pool # 938346, ARM, 6.56%, 7/1/2037 (a)	5,707	5,887
Pool # AD0085, ARM, 5.74%, 11/1/2037 (a)	11,805	11,967
Pool # AD0179, ARM, 5.78%, 12/1/2037 (a)	5,305	5,489
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	388,380	383,548
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	10,077	10,449
Pool # AE0049, 6.00%, 9/1/2029	7,109	7,285
Pool # MA0602, 3.50%, 12/1/2030	201,309	199,360
Pool # AP3582, 3.50%, 8/1/2032	259,687	255,304
Pool # AB9830, 3.50%, 7/1/2033	1,673,666	1,654,097
Pool # AL6238, 4.00%, 1/1/2035	572,975	569,455
Pool # MA4500, 1.50%, 12/1/2041	6,155,221	5,289,351
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	975	982
Pool # 695533, 8.00%, 6/1/2027	1,370	1,381
Pool # 527285, 7.00%, 11/1/2028	272	285
Pool # 755973, 8.00%, 11/1/2028	14,470	14,787
Pool # 455759, 6.00%, 12/1/2028	2,735	2,803
Pool # 776702, 4.50%, 5/1/2029	4,927	4,886
Pool # 889020, 6.50%, 11/1/2029	15,098	15,655
Pool # 567036, 8.50%, 2/1/2030	7,126	7,229
Pool # 598559, 6.50%, 8/1/2031	12,089	12,535
Pool # 610591, 7.00%, 1/1/2032	22,131	23,187
Pool # 788150, 6.00%, 3/1/2032	4,413	4,522
Pool # 682078, 5.50%, 11/1/2032	96,867	99,822
Pool # 668562, 6.00%, 12/1/2032	7,864	8,059
Pool # 675555, 6.00%, 12/1/2032	3,169	3,247
Pool # AL0045, 6.00%, 12/1/2032	67,296	69,907
Pool # 357363, 5.50%, 3/1/2033	101,371	104,282
Pool # 674349, 6.00%, 3/1/2033	917	940
Pool # 688625, 6.00%, 3/1/2033	6,176	6,329
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 695584, 6.00%, 3/1/2033	2,175	2,229
Pool # 702901, 6.00%, 5/1/2033	61,199	63,131
Pool # 695403, 5.00%, 6/1/2033	51,268	52,409
Pool # 995656, 7.00%, 6/1/2033	44,988	47,136
Pool # 723852, 5.00%, 7/1/2033	18,185	18,361
Pool # 729296, 5.00%, 7/1/2033	42,638	43,024
Pool # 753696, 4.00%, 8/1/2033	8,687	8,497
Pool # 729379, 6.00%, 8/1/2033	11,926	12,221
Pool # 737825, 6.00%, 9/1/2033	16,193	16,614
Pool # AA7943, 4.00%, 10/1/2033	187,834	185,382
Pool # 750977, 4.50%, 11/1/2033	11,648	11,758
Pool # 725017, 5.50%, 12/1/2033	104,156	107,089
Pool # 759424, 5.50%, 1/1/2034	31,489	32,088
Pool # 751182, 5.50%, 3/1/2034	22,524	22,977
Pool # 751341, 5.50%, 3/1/2034	7,880	8,006
Pool # 767378, 5.50%, 3/1/2034	10,657	10,827
Pool # 776565, 4.00%, 4/1/2034	89,606	88,500
Pool # AC1317, 4.50%, 9/1/2034	44,358	44,154
Pool # 820347, 5.00%, 9/1/2035	20,613	21,230
Pool # 745281, 6.00%, 1/1/2036	14,918	15,761
Pool # 888417, 6.50%, 1/1/2036	18,096	18,767
Pool # 833629, 7.00%, 3/1/2036	15,337	16,069
Pool # 893268, 6.50%, 8/1/2036	51,441	54,015
Pool # 833657, 7.50%, 8/1/2036	5,192	5,324
Pool # AA0922, 6.00%, 9/1/2036	88,236	92,512
Pool # 878225, 6.50%, 10/1/2036	25,640	27,089
Pool # 985683, 8.00%, 10/1/2036	63,098	66,401
Pool # 888476, 7.50%, 5/1/2037	11,946	12,383
Pool # 945870, 6.50%, 8/1/2037	34,406	36,372
Pool # 946338, 7.00%, 9/1/2037	21,723	23,283
Pool # 888707, 7.50%, 10/1/2037	40,067	42,580
Pool # 889883, 6.50%, 3/1/2038	26,313	27,492
Pool # AC9081, 6.50%, 9/1/2038	77,960	84,040
Pool # 909236, 7.00%, 9/1/2038	214,242	227,705
Pool # 934591, 7.00%, 10/1/2038	20,756	22,033
Pool # AB2869, 6.00%, 11/1/2038	127,428	134,158
Pool # 995504, 7.50%, 11/1/2038	13,796	14,608
Pool # 257510, 7.00%, 12/1/2038	80,409	86,539
Pool # AD0753, 7.00%, 1/1/2039	109,164	116,889
Pool # 890661, 7.00%, 2/1/2039	390,587	411,908
Pool # AD0780, 7.50%, 4/1/2039	244,328	264,810
Pool # AD6377, 5.50%, 5/1/2040	31,489	32,766
Pool # AD4951, 5.00%, 7/1/2040	915,260	942,515
Pool # BM5364, 4.00%, 4/1/2042	1,047,888	1,047,923
Pool # AL6839, 5.00%, 4/1/2042	568,388	586,259
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AR8128, 3.50%, 3/1/2043	915,589	885,078
Pool # AL8256, 3.00%, 8/1/2043	1,721,976	1,623,590
Pool # AZ8089, 4.00%, 7/1/2045	309,055	306,561
Pool # BA2343, 4.00%, 9/1/2045	1,460,308	1,444,572
Pool # BC9441, 3.50%, 4/1/2046	142,748	137,761
Pool # BC6982, 4.00%, 4/1/2046	1,006,226	995,902
Pool # BD0299, 3.50%, 5/1/2046	211,077	203,478
Pool # BC1249, 3.50%, 6/1/2046	152,818	146,611
Pool # BD1243, 3.50%, 6/1/2046	344,743	331,225
Pool # BD3066, 3.50%, 7/1/2046	496,153	477,201
Pool # BD3088, 3.50%, 7/1/2046	197,564	189,539
Pool # BD5248, 3.50%, 8/1/2046	1,102,019	1,058,992
Pool # BD7764, 3.50%, 9/1/2046	636,850	613,347
Pool # BE5870, 3.50%, 1/1/2047	1,410,918	1,367,118
Pool # BH4665, 4.00%, 6/1/2047	1,885,847	1,860,663
Pool # BH7626, 4.00%, 8/1/2047	774,724	763,899
Pool # BM3500, 4.00%, 9/1/2047	1,122,150	1,125,968
Pool # BH7663, 4.00%, 10/1/2047	1,761,946	1,753,119
Pool # BJ1778, 4.50%, 10/1/2047	443,429	446,985
Pool # BM3044, 4.00%, 11/1/2047	1,460,273	1,439,869
Pool # BE8351, 4.00%, 2/1/2048	410,203	405,167
Pool # BM3455, 4.50%, 2/1/2048	911,847	918,783
Pool # BK7006, 4.50%, 6/1/2048	371,823	373,606
Pool # BD9084, 4.50%, 7/1/2048	999,227	1,005,697
Pool # BK9303, 4.00%, 8/1/2048	1,135,840	1,142,882
Pool # CA4662, 3.50%, 9/1/2048	1,798,281	1,710,297
Pool # 890863, 5.00%, 9/1/2048	1,272,383	1,342,844
Pool # BN1829, 4.50%, 10/1/2048	305,570	306,609
Pool # BN4960, 5.00%, 12/1/2048	269,068	274,609
Pool # BM5430, 5.00%, 1/1/2049	1,747,289	1,790,437
Pool # BN5013, 5.00%, 1/1/2049	1,908,736	1,963,161
Pool # BN6788, 4.50%, 2/1/2049	257,975	258,303
Pool # BK0317, 4.00%, 3/1/2049	1,093,256	1,080,474
Pool # BO0719, 5.00%, 6/1/2049	995,673	1,022,710
Pool # BO0721, 5.00%, 6/1/2049	1,096,152	1,128,726
Pool # BO0722, 5.00%, 6/1/2049	93,875	94,979
Pool # BO4276, 3.50%, 7/1/2049	2,176,548	2,120,218
Pool # BO4277, 3.50%, 7/1/2049	2,723,595	2,648,886
Pool # BO4280, 4.00%, 7/1/2049	1,405,721	1,409,256
Pool # BN8529, 4.50%, 7/1/2049	121,688	123,361
Pool # BO3436, 4.50%, 7/1/2049	1,013,635	1,025,691
Pool # BO0718, 5.00%, 7/1/2049	1,107,379	1,141,492
Pool # BO0720, 5.00%, 7/1/2049	1,182,702	1,211,813
Pool # BO2496, 5.00%, 7/1/2049	1,845,246	1,899,908
Pool # BO2497, 5.00%, 7/1/2049	1,830,235	1,887,510
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO2498, 5.00%, 7/1/2049	2,256,857	2,337,759
Pool # BO2499, 5.00%, 7/1/2049	424,257	450,030
Pool # BO3408, 5.00%, 7/1/2049	555,762	568,324
Pool # BO3749, 4.00%, 8/1/2049	1,678,124	1,698,944
Pool # BO3999, 4.00%, 8/1/2049	771,022	759,368
Pool # BO2495, 5.00%, 8/1/2049	1,950,853	2,007,637
Pool # BK8769, 3.50%, 10/1/2049	1,160,464	1,105,428
Pool # CA4363, 4.00%, 10/1/2049	962,688	948,936
Pool # BO2888, 4.00%, 11/1/2049	1,043,811	1,034,894
Pool # BO4387, 4.00%, 11/1/2049	1,317,357	1,303,555
Pool # FM2526, 4.00%, 12/1/2049	1,905,248	1,917,575
Pool # BP1128, 4.00%, 1/1/2050	631,954	623,643
Pool # BP1132, 4.00%, 1/1/2050	610,131	602,354
Pool # BP1141, 4.00%, 1/1/2050	261,422	257,559
Pool # BP1847, 4.50%, 1/1/2050	1,363,140	1,394,910
Pool # FM3365, 3.00%, 3/1/2050	8,220,742	7,529,153
Pool # BP4626, 2.50%, 4/1/2050	3,594,874	3,148,519
Pool # BP6363, 3.00%, 4/1/2050	3,812,075	3,480,723
Pool # BP5296, 3.50%, 4/1/2050	2,828,115	2,697,600
Pool # BP5302, 4.00%, 4/1/2050	1,536,352	1,507,714
Pool # BP8337, 3.00%, 5/1/2050	3,528,190	3,313,207
Pool # CA5729, 3.00%, 5/1/2050	4,754,435	4,337,996
Pool # CA5731, 3.00%, 5/1/2050	12,168,695	11,137,420
Pool # BP5878, 2.50%, 6/1/2050	4,128,981	3,612,606
Pool # BP8338, 3.00%, 6/1/2050	2,754,822	2,582,710
Pool # BK2693, 3.50%, 6/1/2050	702,491	668,316
Pool # BP9337, 3.50%, 6/1/2050	2,567,712	2,538,824
Pool # BP9950, 3.50%, 6/1/2050	1,826,056	1,737,737
Pool # CA6361, 2.50%, 7/1/2050	2,892,117	2,560,101
Pool # CA6430, 3.50%, 7/1/2050	4,432,455	4,218,784
Pool # CA8670, 2.50%, 8/1/2050	4,189,364	3,668,388
Pool # MA4096, 2.50%, 8/1/2050	41,922,948	36,708,830
Pool # BO4410, 3.00%, 8/1/2050	3,470,414	3,164,458
Pool # BQ1646, 3.00%, 8/1/2050	2,595,745	2,353,243
Pool # FM4311, 3.00%, 8/1/2050	2,784,762	2,553,176
Pool # BQ1367, 2.50%, 9/1/2050	11,815,141	10,410,764
Pool # BQ4113, 3.00%, 9/1/2050	1,381,363	1,260,432
Pool # BQ5586, 3.00%, 10/1/2050	2,920,333	2,658,360
Pool # FM5173, 2.50%, 12/1/2050	5,799,469	5,119,050
Pool # CA8862, 2.50%, 1/1/2051	5,001,839	4,422,694
Pool # BQ4516, 2.00%, 2/1/2051	12,535,738	10,474,440
Pool # BR4052, 2.00%, 2/1/2051	13,279,508	11,168,014
Pool # FM5778, 2.50%, 2/1/2051	6,065,540	5,357,020
Pool # BR0870, 3.50%, 2/1/2051	511,805	486,953
Pool # FS5380, 2.00%, 5/1/2051	19,060,169	15,912,059
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB0674, 2.50%, 5/1/2051	7,727,439	6,787,669
Pool # FM7957, 2.50%, 7/1/2051	10,031,511	8,849,286
Pool # FM8179, 2.50%, 7/1/2051	17,045,382	14,857,841
Pool # BT6666, 2.00%, 8/1/2051	15,394,772	12,785,015
Pool # BT5574, 2.50%, 8/1/2051	752,532	664,515
Pool # CB1684, 3.00%, 9/1/2051	6,143,353	5,582,638
Pool # MA4415, 3.00%, 9/1/2051	12,699,577	11,536,530
Pool # CB1783, 2.50%, 10/1/2051	54,411,345	47,991,288
Pool # CB1908, 2.50%, 10/1/2051	25,397,332	22,345,548
Pool # FA0352, 2.50%, 10/1/2051	9,597,896	8,430,706
Pool # FM9195, 2.50%, 10/1/2051	10,301,958	9,086,369
Pool # CB1878, 3.00%, 10/1/2051	3,566,502	3,273,005
Pool # MA4466, 2.50%, 11/1/2051	7,227,285	6,310,317
Pool # FM9961, 3.00%, 12/1/2051	7,922,441	7,184,608
Pool # FS0213, 3.00%, 12/1/2051	20,960,166	19,031,509
Pool # FS2559, 3.00%, 12/1/2051	4,078,276	3,721,144
Pool # BQ6989, 2.50%, 1/1/2052	7,730,937	6,730,781
Pool # BU1451, 2.50%, 1/1/2052	3,709,441	3,226,074
Pool # CB2635, 2.50%, 1/1/2052	16,610,771	14,569,898
Pool # FA0867, 2.50%, 1/1/2052	16,997,186	14,930,079
Pool # FS0454, 3.00%, 1/1/2052	13,669,241	12,466,742
Pool # FS8807, 3.00%, 1/1/2052	14,376,952	13,153,514
Pool # FS7409, 2.00%, 2/1/2052	12,015,834	10,147,447
Pool # BV2188, 2.50%, 2/1/2052	7,466,151	6,500,135
Pool # BV3216, 2.50%, 2/1/2052	9,115,607	7,942,581
Pool # CB2750, 2.50%, 2/1/2052	13,219,635	11,554,957
Pool # CB2869, 2.50%, 2/1/2052	21,579,704	18,948,465
Pool # FS4284, 2.50%, 2/1/2052	6,462,460	5,649,575
Pool # MA4548, 2.50%, 2/1/2052	8,330,274	7,265,559
Pool # BV3570, 3.00%, 2/1/2052	971,443	887,093
Pool # FS0488, 3.00%, 2/1/2052	4,222,583	3,866,751
Pool # FS0845, 3.00%, 2/1/2052	12,644,934	11,467,206
Pool # FS0917, 3.50%, 2/1/2052	6,760,093	6,417,852
Pool # BV4133, 2.50%, 3/1/2052	19,448,446	16,900,450
Pool # FS0882, 2.50%, 3/1/2052	5,769,486	5,107,452
Pool # FS5446, 2.50%, 3/1/2052	7,997,458	6,987,523
Pool # FS7119, 2.50%, 3/1/2052	15,525,346	13,602,750
Pool # FS7942, 2.50%, 3/1/2052	8,094,889	7,153,312
Pool # BV3283, 3.00%, 3/1/2052	6,725,797	6,114,259
Pool # FS0957, 3.00%, 3/1/2052	18,863,893	17,098,208
Pool # BV3269, 3.50%, 3/1/2052	1,229,418	1,163,996
Pool # BV3276, 3.50%, 3/1/2052	2,375,202	2,255,800
Pool # CB3025, 3.50%, 3/1/2052	8,288,239	7,868,603
Pool # BV5360, 2.50%, 4/1/2052	7,649,303	6,666,824
Pool # FA1671, 2.50%, 4/1/2052	3,279,258	2,893,992
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB3361, 3.00%, 4/1/2052	16,041,030	14,636,187
Pool # FS6301, 3.00%, 4/1/2052	4,194,682	3,827,358
Pool # BV9064, 3.50%, 4/1/2052	7,279,270	6,867,462
Pool # CB3378, 4.00%, 4/1/2052	3,310,642	3,231,012
Pool # FS4720, 2.50%, 5/1/2052	3,877,340	3,426,797
Pool # FS6790, 2.50%, 5/1/2052	8,302,063	7,250,016
Pool # FS7204, 3.00%, 5/1/2052	12,373,012	11,289,501
Pool # CB3504, 3.50%, 5/1/2052	5,847,744	5,540,651
Pool # FS6323, 3.50%, 5/1/2052	16,796,022	15,945,656
Pool # CB3891, 3.00%, 6/1/2052	15,819,568	14,453,801
Pool # CB5116, 3.00%, 6/1/2052	9,797,862	8,894,485
Pool # BW5359, 4.00%, 6/1/2052	1,688,020	1,660,570
Pool # FS1949, 4.00%, 6/1/2052	3,236,820	3,160,136
Pool # BW1473, 4.50%, 6/1/2052	267,676	267,822
Pool # BW3203, 5.00%, 6/1/2052	1,140,974	1,169,294
Pool # BW4016, 5.00%, 6/1/2052	1,359,401	1,395,435
Pool # BW4019, 5.00%, 6/1/2052	1,731,006	1,776,011
Pool # BW4041, 5.00%, 6/1/2052	956,025	973,633
Pool # FA1541, 3.00%, 7/1/2052	14,812,673	13,515,556
Pool # FS8820, 3.00%, 7/1/2052	12,913,685	11,754,791
Pool # CB4160, 4.50%, 7/1/2052	3,267,927	3,246,024
Pool # BV7853, 5.00%, 7/1/2052	799,018	806,686
Pool # BW4042, 5.00%, 7/1/2052	1,300,045	1,324,304
Pool # BW5398, 5.00%, 7/1/2052	650,319	663,257
Pool # CB4608, 4.00%, 9/1/2052	7,684,123	7,500,684
Pool # CB4587, 4.50%, 9/1/2052	4,498,632	4,468,480
Pool # BW8950, 5.00%, 9/1/2052	3,307,522	3,338,104
Pool # CB4625, 5.00%, 9/1/2052	3,852,856	3,925,944
Pool # BX2815, 4.50%, 10/1/2052	1,462,708	1,464,037
Pool # BW6968, 4.00%, 1/1/2053	2,571,658	2,503,825
Pool # BX3284, 5.00%, 2/1/2053	3,548,563	3,587,844
Pool # BV6797, 4.00%, 3/1/2053	1,095,076	1,067,945
Pool # CB5896, 5.00%, 3/1/2053	4,173,601	4,210,393
Pool # BX3824, 5.50%, 3/1/2053	6,085,303	6,254,769
Pool # BX4315, 5.00%, 4/1/2053	2,395,832	2,427,756
Pool # BU3984, 6.00%, 5/1/2053	17,602,814	18,184,910
Pool # BY4776, 5.00%, 7/1/2053	10,135,854	10,191,106
Pool # BY4736, 5.50%, 7/1/2053	9,152,678	9,407,581
Pool # BV6813, 4.50%, 8/1/2053	1,297,369	1,291,746
Pool # BY7027, 5.00%, 8/1/2053	7,447,593	7,493,082
Pool # DB4827, 5.00%, 11/1/2054	9,685,634	9,737,646
Pool # DB4845, 5.00%, 12/1/2054	14,724,234	14,921,228
FNMA, 30 Year
Pool # 252155, 7.00%, 10/1/2028	3,681	3,742
Pool # 252334, 6.50%, 2/1/2029	15,013	15,321
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 252409, 6.50%, 3/1/2029	13,402	13,634
Pool # 653815, 7.00%, 2/1/2033	6,182	6,224
Pool # 752786, 6.00%, 9/1/2033	14,508	14,754
Pool # 954255, 6.50%, 8/1/2037	219,585	227,137
Pool # 931717, 6.50%, 8/1/2039	122,805	127,156
Pool # CA3030, 4.50%, 1/1/2049	4,064,831	4,013,510
Pool # CA4047, 4.00%, 8/1/2049	4,481,862	4,298,860
Pool # CA4520, 3.50%, 11/1/2049	3,452,056	3,205,548
Pool # CB4014, 4.50%, 7/1/2052	936,338	921,463
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	844,124	838,228
Pool # AN4571, 3.07%, 2/1/2027	1,515,155	1,504,033
Pool # AM8987, 2.79%, 6/1/2027	778,600	768,704
Pool # AN4154, 3.17%, 1/1/2029	6,060,000	5,963,083
Pool # AN4349, 3.35%, 1/1/2029	2,819,967	2,771,075
Pool # BS5292, 2.53%, 5/1/2029	22,120,932	21,357,914
Pool # BS3673, 1.88%, 6/1/2029	6,000,000	5,649,425
Pool # BZ1797, 4.33%, 1/1/2030	5,436,000	5,553,331
Pool # AN8154, 3.17%, 2/1/2030	5,842,048	5,727,891
Pool # AM7516, 3.55%, 2/1/2030	2,000,000	1,982,048
Pool # BS7348, 5.08%, 2/1/2030	5,952,488	6,194,765
Pool # BS9093, 5.17%, 2/1/2030	1,288,540	1,349,342
Pool # BS8474, 4.84%, 4/1/2030	2,101,128	2,172,279
Pool # BS6827, 4.19%, 5/1/2030	3,860,045	3,918,860
Pool # BS5224, 2.52%, 7/1/2030	5,068,750	4,817,986
Pool # BL8177, 1.10%, 9/1/2030	23,792,091	21,341,725
Pool # BS8426, 4.28%, 9/1/2030	8,965,361	9,138,525
Pool # BS9203, 4.64%, 10/1/2030	2,578,391	2,653,447
Pool # BS5389, 3.03%, 11/1/2030	11,001,522	10,626,286
Pool # AN0099, 3.28%, 11/1/2030	6,301,181	6,145,186
Pool # BS8033, 4.43%, 11/1/2030	5,571,015	5,695,551
Pool # BS8732, 4.61%, 11/1/2030	6,150,827	6,334,548
Pool # BS7750, 4.24%, 12/1/2030	3,994,830	4,060,817
Pool # BS6828, 4.07%, 1/1/2031	4,881,201	4,922,315
Pool # BS7882, 4.56%, 1/1/2031	3,572,892	3,671,236
Pool # BS8379, 4.66%, 1/1/2031	6,630,000	6,834,661
Pool # BS8200, 4.74%, 1/1/2031	3,946,804	4,082,351
Pool # BS9368, 5.15%, 1/1/2031	3,427,000	3,597,082
Pool # BS5378, 3.45%, 4/1/2031	2,418,965	2,373,699
Pool # BS2915, 1.87%, 5/1/2031	7,542,121	6,840,913
Pool # BS7884, 4.03%, 5/1/2031	5,355,080	5,394,339
Pool # AI2479, 5.00%, 5/1/2031	77,397	78,688
Pool # BS2035, 1.84%, 6/1/2031	10,000,000	9,089,999
Pool # BZ1868, 4.81%, 6/1/2031	1,547,065	1,607,918
Pool # BS7362, 5.14%, 6/1/2031	4,000,000	4,187,541
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS2422, 1.67%, 7/1/2031	12,000,000	10,735,510
Pool # AN2456, 2.74%, 8/1/2031	853,996	810,929
Pool # BS7268, 5.05%, 8/1/2031	2,000,000	2,106,858
Pool # BS2898, 1.56%, 9/1/2031	20,203,000	17,889,343
Pool # BS4279, 2.00%, 9/1/2031	6,435,926	5,847,436
Pool # BS8183, 4.74%, 9/1/2031	4,868,354	5,039,394
Pool # BS5371, 3.16%, 10/1/2031	5,704,887	5,487,607
Pool # BS3637, 1.73%, 11/1/2031	5,441,826	4,893,378
Pool # BS6765, 4.24%, 11/1/2031	4,238,000	4,308,268
Pool # BZ0801, 4.60%, 11/1/2031	3,871,000	3,990,835
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,852,271	10,628,868
Pool # BS4124, 1.94%, 1/1/2032	3,650,619	3,303,632
Pool # BS4525, 1.94%, 1/1/2032	8,500,000	7,623,513
Pool # BS4030, 1.96%, 1/1/2032	9,797,243	8,842,200
Pool # BS4315, 1.98%, 1/1/2032	16,418,000	14,790,999
Pool # BS4650, 2.02%, 1/1/2032	3,994,130	3,620,390
Pool # BS4142, 2.13%, 1/1/2032	7,402,672	6,749,723
Pool # BZ2402, 5.25%, 1/1/2032	6,634,000	7,030,448
Pool # AN3104, 2.75%, 2/1/2032	8,700,330	8,210,552
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,078,902	16,974,801
Pool # BS4654, 2.39%, 3/1/2032	4,618,992	4,276,304
Pool # BS5130, 2.55%, 4/1/2032	4,643,619	4,321,368
Pool # BS5193, 2.62%, 4/1/2032	8,053,000	7,471,362
Pool # BS5259, 2.84%, 4/1/2032	9,873,118	9,294,208
Pool # BS5231, 2.54%, 5/1/2032	8,400,000	7,780,741
Pool # BS5452, 3.09%, 5/1/2032	9,070,000	8,611,850
Pool # BS5643, 3.62%, 5/1/2032	3,373,650	3,308,540
Pool # AN6149, 3.14%, 7/1/2032	4,075,000	3,894,444
Pool # BS6091, 3.68%, 7/1/2032	2,184,000	2,151,073
Pool # BS4203, 2.36%, 8/1/2032	5,968,047	5,426,295
Pool # AN6123, 3.06%, 8/1/2032	800,000	760,154
Pool # BS6301, 3.67%, 8/1/2032	21,407,000	20,997,674
Pool # BS6611, 3.72%, 8/1/2032	8,563,362	8,466,180
Pool # BS6425, 3.88%, 8/1/2032	5,903,944	5,876,128
Pool # BS6269, 4.03%, 8/1/2032	1,749,161	1,750,614
Pool # BS7247, 5.19%, 8/1/2032	4,000,000	4,263,748
Pool # BS6335, 3.75%, 9/1/2032	8,058,583	7,972,112
Pool # BS6331, 3.76%, 9/1/2032	7,700,000	7,612,934
Pool # BS6339, 3.80%, 9/1/2032	11,722,931	11,597,648
Pool # BM6466, 1.33%, 10/1/2032 (a)	10,498,490	8,962,290
Pool # AN6651, 2.94%, 10/1/2032	582,612	551,421
Pool # BS6398, 3.87%, 10/1/2032	1,232,556	1,226,647
Pool # BS6756, 3.89%, 10/1/2032	2,000,000	1,971,524
Pool # BS8968, 4.73%, 10/1/2032	5,050,000	5,232,551
Pool # BM6492, 1.51%, 11/1/2032 (a)	9,255,966	7,986,800
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS6995, 4.18%, 11/1/2032	5,080,000	5,135,466
Pool # BS6849, 4.23%, 11/1/2032	3,810,687	3,861,781
Pool # BZ5646, 4.48%, 11/1/2032	4,472,000	4,581,687
Pool # BS7006, 4.79%, 11/1/2032	4,655,000	4,855,591
Pool # BS6994, 4.85%, 11/1/2032	2,000,000	2,097,015
Pool # BS7292, 5.60%, 11/1/2032	2,513,696	2,718,152
Pool # BS7001, 4.36%, 12/1/2032	6,105,000	6,244,182
Pool # BS8052, 4.38%, 12/1/2032	8,371,970	8,496,520
Pool # BS7090, 4.45%, 12/1/2032	6,358,838	6,518,868
Pool # BS7095, 4.80%, 12/1/2032	3,880,935	4,050,480
Pool # BS7318, 4.94%, 12/1/2032	1,437,018	1,510,664
Pool # BS7182, 5.11%, 12/1/2032	6,000,000	6,360,932
Pool # BS7267, 5.18%, 12/1/2032	2,380,000	2,536,686
Pool # BM6552, 1.57%, 1/1/2033 (a)	18,909,850	16,335,984
Pool # BS6474, 3.82%, 1/1/2033	6,245,615	6,157,572
Pool # BZ5699, 4.47%, 1/1/2033	5,006,887	5,103,632
Pool # BZ0743, 5.15%, 1/1/2033	4,000,000	4,246,882
Pool # AD8548, 5.50%, 1/1/2033	108,181	108,994
Pool # AR7484, 3.50%, 2/1/2033	435,354	431,790
Pool # BS8335, 4.62%, 2/1/2033	2,995,000	3,088,637
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,876,319	5,101,725
Pool # BS8334, 4.71%, 3/1/2033	4,907,518	5,076,785
Pool # BS7371, 5.02%, 3/1/2033	1,005,055	1,056,371
Pool # BS8288, 4.39%, 4/1/2033	4,484,000	4,590,702
Pool # BS8223, 4.50%, 4/1/2033	4,030,000	4,139,382
Pool # BS8256, 4.53%, 4/1/2033	6,583,000	6,735,102
Pool # BS8147, 4.72%, 4/1/2033	3,638,593	3,750,764
Pool # BS2088, 2.02%, 5/1/2033	5,914,399	5,207,563
Pool # BS8185, 4.17%, 5/1/2033	5,000,000	5,039,498
Pool # BS8238, 4.19%, 5/1/2033	1,703,985	1,717,695
Pool # BS8213, 4.22%, 5/1/2033	9,723,048	9,836,254
Pool # BS8203, 4.24%, 5/1/2033	3,150,000	3,195,141
Pool # BS8284, 4.43%, 5/1/2033	10,005,000	10,231,829
Pool # BS8152, 4.55%, 5/1/2033	1,987,000	2,046,483
Pool # AT7117, 3.50%, 6/1/2033	452,878	447,625
Pool # BS8280, 4.30%, 6/1/2033	4,500,000	4,563,839
Pool # BS8703, 4.48%, 6/1/2033	5,000,000	5,134,506
Pool # BS8204, 4.67%, 6/1/2033	7,296,000	7,564,808
Pool # BS2389, 1.86%, 7/1/2033	18,000,000	15,434,519
Pool # AN9700, 3.67%, 7/1/2033	3,500,000	3,426,459
Pool # BS8883, 4.58%, 7/1/2033	4,095,000	4,198,786
Pool # BS2933, 1.82%, 9/1/2033	9,632,000	8,235,690
Pool # BS2496, 1.88%, 9/1/2033	5,000,000	4,309,669
Pool # BS9351, 4.70%, 9/1/2033	4,102,711	4,224,547
Pool # 754922, 5.50%, 9/1/2033	17,610	17,721
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS3445, 1.88%, 10/1/2033	9,125,907	7,948,251
Pool # BL0466, 3.69%, 10/1/2033	2,985,485	2,921,690
Pool # 109738, 3.78%, 10/1/2033	4,825,000	4,758,915
Pool # BS3315, 1.82%, 11/1/2033	23,000,000	19,602,186
Pool # 762520, 4.00%, 11/1/2033	76,589	75,844
Pool # BS4163, 2.04%, 1/1/2034	9,141,582	8,004,370
Pool # BS4484, 2.16%, 1/1/2034	5,412,962	4,739,951
Pool # BS4911, 2.49%, 4/1/2034	3,700,383	3,304,004
Pool # BS4985, 2.61%, 4/1/2034	5,200,000	4,687,723
Pool # BS5184, 2.67%, 4/1/2034	3,288,000	2,956,339
Pool # BS5237, 2.86%, 4/1/2034	8,890,163	8,098,632
Pool # BS7836, 4.75%, 4/1/2034	3,373,000	3,476,756
Pool # BZ0565, 5.04%, 5/1/2034	684,000	719,426
Pool # AM6492, 3.76%, 8/1/2034	1,561,751	1,530,899
Pool # BS8440, 4.39%, 8/1/2034	6,288,899	6,346,779
Pool # BS5314, 3.29%, 9/1/2034	5,401,000	5,023,686
Pool # BS6427, 3.75%, 9/1/2034	9,130,000	8,838,825
Pool # BS7816, 4.45%, 9/1/2034	3,698,000	3,746,355
Pool # BS8685, 4.72%, 2/1/2035	5,235,818	5,378,676
Pool # BS8567, 4.47%, 5/1/2035	2,499,191	2,546,755
Pool # AM9188, 3.12%, 6/1/2035	1,979,121	1,828,341
Pool # BZ4986, 4.49%, 9/1/2035	1,439,000	1,465,564
Pool # BS5018, 2.88%, 10/1/2035	4,358,000	3,849,948
Pool # 847108, 6.50%, 10/1/2035	43,238	44,560
Pool # BZ4027, 5.33%, 11/1/2035	3,150,000	3,391,686
Pool # 881628, 5.00%, 1/1/2036	5,964	6,024
Pool # 256128, 6.00%, 2/1/2036	5,550	5,818
Pool # BS7254, 5.42%, 3/1/2036	1,920,457	2,058,382
Pool # BZ0417, 5.20%, 10/1/2036	5,219,840	5,532,954
Pool # BS4039, 2.37%, 12/1/2036	10,000,000	8,319,073
Pool # BS4040, 2.37%, 12/1/2036	11,965,000	9,908,089
Pool # 256651, 6.00%, 3/1/2037	11,753	12,406
Pool # 888408, 6.00%, 3/1/2037	23,519	24,080
Pool # 888373, 7.00%, 3/1/2037	27,181	28,944
Pool # 888796, 6.00%, 9/1/2037	74,096	76,343
Pool # 888698, 7.00%, 10/1/2037	30,806	32,464
Pool # AN7345, 3.21%, 11/1/2037	7,523,135	6,889,673
Pool # AN0304, 3.44%, 11/1/2037	1,355,706	1,299,750
Pool # BS6588, 4.18%, 4/1/2038	2,096,000	2,017,034
Pool # 257172, 5.50%, 4/1/2038	8,910	9,072
Pool # AD0810, 6.00%, 11/1/2039	78	77
Pool # AB1830, 3.50%, 11/1/2040	66,092	64,129
Pool # AL2606, 4.00%, 3/1/2042	105,072	103,477
Pool # AO6757, 4.00%, 6/1/2042	660,386	653,463
Pool # AO7225, 4.00%, 7/1/2042	476,403	472,694
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AO9352, 4.00%, 7/1/2042	351,570	348,834
Pool # AO9353, 4.00%, 7/1/2042	453,290	450,730
Pool # AP0838, 4.00%, 7/1/2042	2,532,989	2,519,525
Pool # MA1125, 4.00%, 7/1/2042	165,755	164,465
Pool # MA1177, 3.50%, 9/1/2042	245,184	236,069
Pool # MA1178, 4.00%, 9/1/2042	489,301	485,493
Pool # MA1213, 3.50%, 10/1/2042	1,195,399	1,150,961
Pool # AR1397, 3.00%, 1/1/2043	599,459	564,821
Pool # AB8517, 3.00%, 2/1/2043	250,138	235,682
Pool # MA1373, 3.50%, 3/1/2043	1,338,821	1,289,043
Pool # MA1437, 3.50%, 5/1/2043	373,745	359,848
Pool # MA1442, 4.00%, 5/1/2043	870,834	866,205
Pool # MA1463, 3.50%, 6/1/2043	645,711	621,700
Pool # MA1552, 3.00%, 8/1/2043	447,396	421,555
Pool # MA1582, 3.50%, 9/1/2043	86,372	83,161
Pool # MA2434, 3.50%, 9/1/2045	546,076	525,752
Pool # MA2493, 3.50%, 12/1/2045	103,560	99,707
Pool # BC1157, 3.50%, 1/1/2046	256,180	246,662
Pool # MA2545, 3.50%, 2/1/2046	149,641	144,073
Pool # AS6970, 3.50%, 4/1/2046	1,000,738	963,490
Pool # BC8400, 3.50%, 5/1/2046	319,967	308,057
Pool # AS7424, 3.50%, 6/1/2046	751,515	723,545
Pool # MA2658, 3.50%, 6/1/2046	2,801,117	2,696,884
Pool # BF0491, 3.50%, 12/1/2054	12,055,271	11,576,036
Pool # BF0557, 2.50%, 12/1/2055	5,558,429	4,861,693
Pool # BF0125, 4.00%, 7/1/2056	8,597,225	8,248,329
Pool # BF0141, 5.50%, 9/1/2056	6,301,448	6,531,249
Pool # BF0230, 5.50%, 1/1/2058	5,449,211	5,710,811
Pool # BF0271, 5.50%, 5/1/2058	5,844,188	6,034,756
Pool # BF0300, 4.00%, 8/1/2058	14,125,211	13,840,163
Pool # BF0340, 5.00%, 1/1/2059	5,692,642	5,778,140
Pool # BM7404, 4.00%, 8/1/2059	10,719,964	10,377,406
Pool # BF0464, 3.50%, 3/1/2060	4,029,469	3,769,566
Pool # BF0507, 3.00%, 9/1/2060	2,426,627	2,183,989
Pool # BM7075, 3.00%, 3/1/2061	3,322,222	2,948,718
Pool # BF0560, 2.50%, 9/1/2061	8,384,046	7,083,116
Pool # BF0562, 3.50%, 9/1/2061	6,948,261	6,438,949
Pool # BF0577, 2.50%, 12/1/2061	4,026,191	3,461,332
Pool # BF0582, 4.00%, 12/1/2061	8,770,726	8,598,774
Pool # BF0583, 4.00%, 12/1/2061	3,610,650	3,467,277
Pool # BF0586, 5.00%, 12/1/2061	2,616,473	2,642,054
Pool # BF0617, 2.50%, 3/1/2062	10,453,146	8,831,146
Pool # BF0604, 3.50%, 3/1/2062	3,174,324	2,941,637
Pool # BF0674, 2.50%, 4/1/2062	11,747,215	9,924,288
Pool # BF0673, 2.50%, 6/1/2062	23,338,011	19,716,533
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0654, 3.00%, 6/1/2062	6,300,748	5,569,023
Pool # BF0655, 3.50%, 6/1/2062	6,315,604	5,852,672
Pool # BF0694, 2.50%, 12/1/2062	7,288,924	6,316,719
Pool # BF0701, 3.50%, 12/1/2062	8,787,307	8,143,094
Pool # BF0732, 2.50%, 6/1/2063	6,711,532	5,719,913
Pool # BF0733, 3.00%, 6/1/2063	13,491,636	11,924,710
Pool # BF0767, 4.00%, 9/1/2063	8,134,682	7,811,639
Pool # BF0802, 2.50%, 4/1/2064	14,594,552	12,438,224
Pool # BF0804, 3.00%, 4/1/2064	6,037,553	5,403,656
Pool # BF0809, 4.00%, 4/1/2064	3,108,555	3,012,071
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 3/25/2056 (b)	12,250,000	11,904,713
TBA, 5.00%, 3/25/2056 (b)	76,485,000	76,828,069
GNMA I, 30 Year
Pool # 780653, 6.50%, 10/15/2027	6,647	6,703
Pool # 450038, 7.50%, 7/15/2028	1,786	1,812
Pool # 486537, 7.50%, 9/15/2028	630	642
Pool # 486631, 6.50%, 10/15/2028	242	245
Pool # 556255, 6.50%, 10/15/2031	20,721	21,395
Pool # 569568, 6.50%, 1/15/2032	57,615	59,703
Pool # 611453, 7.00%, 4/15/2032	5,512	5,664
Pool # 569423, 7.00%, 5/15/2032	16,121	16,624
Pool # 591882, 6.50%, 7/15/2032	10,932	11,097
Pool # 552665, 7.00%, 7/15/2032	10,764	11,047
Pool # 782032, 7.00%, 10/15/2032	24,258	25,218
Pool # 591420, 7.50%, 1/15/2033	12,430	12,840
Pool # 607645, 6.50%, 2/15/2033	9,597	9,928
Pool # 604168, 6.50%, 4/15/2033	5,296	5,417
Pool # 781614, 7.00%, 6/15/2033	14,749	15,568
Pool # 638733, 7.00%, 3/15/2037	30,868	32,607
Pool # 759537, 3.49%, 1/15/2041	797,940	785,095
Pool # 759561, 3.49%, 1/15/2041	130,829	128,697
Pool # 759374, 3.49%, 2/15/2041	769,041	757,075
Pool # 762703, 3.49%, 2/15/2041	260,549	256,198
Pool # 762954, 2.99%, 3/15/2041	176,387	172,287
Pool # 763239, 2.99%, 3/15/2041	86,355	85,229
Pool # 762751, 3.49%, 3/15/2041	1,043,498	1,026,602
Pool # 762953, 3.49%, 3/15/2041	590,305	579,361
Pool # 762973, 3.49%, 3/15/2041	90,434	88,772
Pool # 763140, 3.13%, 4/15/2041	103,054	101,420
Pool # 763021, 3.49%, 4/15/2041	123,460	120,689
Pool # 763180, 3.49%, 4/15/2041	55,620	54,409
Pool # 380437, 3.13%, 5/15/2041	93,037	92,209
Pool # 770881, 3.13%, 5/15/2041	100,987	99,542
Pool # 763366, 3.49%, 5/15/2041	49,578	48,618
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 770909, 2.99%, 6/15/2041	227,619	224,500
Pool # 380436, 3.38%, 6/15/2041	274,735	272,139
Pool # 770754, 3.38%, 6/15/2041	293,806	292,240
Pool # AT7652, 4.00%, 8/15/2046	849,355	827,130
Pool # 784450, 4.00%, 2/15/2048	3,463,935	3,371,212
Pool # BI6468, 5.00%, 12/15/2048	2,022,929	2,041,323
Pool # BM1750, 5.00%, 4/15/2049	1,349,771	1,362,045
Pool # BM4206, 5.00%, 4/15/2049	1,161,074	1,177,890
Pool # BM4207, 5.00%, 4/15/2049	665,690	673,794
Pool # BM4208, 5.00%, 4/15/2049	2,630,123	2,665,332
Pool # BM1957, 5.00%, 5/15/2049	1,596,522	1,611,040
Pool # BN4051, 5.00%, 6/15/2049	2,414,077	2,449,041
Pool # BN4052, 5.00%, 6/15/2049	2,350,070	2,378,679
Pool # BN4053, 5.00%, 6/15/2049	3,462,001	3,520,933
Pool # BM9691, 4.50%, 7/15/2049	2,186,996	2,182,580
Pool # BM2141, 5.00%, 7/15/2049	1,029,044	1,052,823
Pool # BM2163, 5.00%, 7/15/2049	2,237,621	2,292,167
Pool # BM2281, 5.00%, 7/15/2049	2,295,419	2,307,459
Pool # BM2305, 5.00%, 8/15/2049	1,414,061	1,440,992
Pool # BV2390, 3.50%, 7/15/2050	1,071,728	1,047,789
Pool # BW7021, 3.50%, 8/15/2050	2,986,365	2,919,658
Pool # BW7044, 3.50%, 9/15/2050	2,760,382	2,698,722
Pool # BW7064, 3.50%, 10/15/2050	1,264,622	1,236,373
Pool # BY7857, 3.50%, 11/15/2050	903,221	883,045
Pool # BY7874, 3.50%, 12/15/2050	686,031	670,706
Pool # CA3251, 3.50%, 12/15/2050	1,088,441	1,064,805
Pool # BY7887, 3.50%, 1/15/2051	2,109,441	2,062,320
Pool # CA3320, 3.50%, 1/15/2051	1,475,797	1,443,750
Pool # CA3304, 3.50%, 2/15/2051	752,657	736,312
Pool # CE2513, 3.50%, 5/15/2051	855,451	805,949
Pool # CO1898, 5.50%, 7/15/2052	4,415,305	4,686,913
Pool # CO1926, 5.00%, 10/15/2052	3,928,874	4,104,415
Pool # CR2385, 5.50%, 4/15/2053	3,512,737	3,728,950
Pool # CU0301, 6.50%, 5/15/2053	9,201,984	9,652,345
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,586,376	2,155,492
GNMA II
Pool # CG8187, ARM, 5.09%, 8/20/2071 (a)	9,276,636	9,650,955
Pool # CH2658, ARM, 5.13%, 9/20/2071 (a)	4,943,294	5,141,022
Pool # CH4939, ARM, 5.07%, 10/20/2071 (a)	3,404,259	3,532,297
Pool # CJ6767, ARM, 4.99%, 11/20/2071 (a)	9,311,130	9,657,212
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CJ7141, ARM, 5.09%, 11/20/2071 (a)	4,008,126	4,174,108
Pool # CJ9640, ARM, 5.18%, 11/20/2071 (a)	9,535,669	9,942,352
Pool # CE5557, ARM, 5.26%, 11/20/2071 (a)	10,521,418	11,021,980
Pool # CK2767, ARM, 5.28%, 12/20/2071 (a)	9,035,100	9,470,641
Pool # CJ7149, ARM, 5.33%, 12/20/2071 (a)	6,101,735	6,399,062
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	18	18
Pool # 2270, 8.00%, 8/20/2026	30	30
Pool # 2324, 8.00%, 11/20/2026	15	15
Pool # 2499, 8.00%, 10/20/2027	366	371
Pool # 2549, 7.50%, 2/20/2028	113	114
Pool # 2646, 7.50%, 9/20/2028	554	565
Pool # 737076, 6.50%, 10/20/2033	64,849	65,832
Pool # 748766, 6.50%, 1/20/2039	29,410	30,040
Pool # 752496, 6.50%, 1/20/2039	51,258	54,358
Pool # 783389, 6.00%, 8/20/2039	261,413	275,589
Pool # 783444, 5.50%, 9/20/2039	60,562	62,593
Pool # 742853, 3.88%, 4/20/2040	878,455	843,846
Pool # 742810, 3.88%, 6/20/2040	857,923	824,645
Pool # 742801, 3.88%, 8/20/2040	312,166	300,015
Pool # 742876, 3.25%, 11/20/2040	761,212	712,124
Pool # 742878, 3.88%, 11/20/2040	3,223,506	3,096,456
Pool # BZ8504, 2.50%, 12/20/2040	764,256	701,951
Pool # 742883, 3.25%, 2/20/2041	1,373,046	1,306,587
Pool # 742885, 3.75%, 2/20/2041	78,924	75,787
Pool # 742884, 3.88%, 2/20/2041	1,435,193	1,379,506
Pool # 751810, 3.50%, 3/20/2041	563,878	532,002
Pool # BZ1781, 4.50%, 5/20/2041	478,548	479,878
Pool # BZ1778, 4.00%, 10/20/2041	408,316	401,663
Pool # BZ1774, 3.50%, 12/20/2041	987,390	931,156
Pool # BZ1664, 4.00%, 12/20/2042	641,257	631,220
Pool # BZ1780, 4.50%, 10/20/2043	578,244	578,472
Pool # AE8053, 4.00%, 12/20/2043	366,732	358,692
Pool # BZ1770, 3.00%, 6/20/2044	1,629,903	1,496,057
Pool # BZ1661, 3.50%, 8/20/2044	696,022	656,967
Pool # BZ1773, 3.50%, 9/20/2044	1,945,323	1,841,641
Pool # AJ9020, 4.50%, 10/20/2044	125,071	124,034
Pool # 783967, 4.25%, 12/20/2044	1,314,102	1,271,855
Pool # BZ1777, 4.00%, 3/20/2045	341,890	334,679
Pool # BY6444, 2.50%, 11/20/2045	433,767	381,598
Pool # BZ8502, 2.50%, 12/20/2045	1,363,519	1,200,410
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ8503, 2.50%, 12/20/2045	802,513	705,257
Pool # AK8803, 4.00%, 3/20/2046	758,821	733,812
Pool # BZ1663, 4.00%, 7/20/2046	1,111,932	1,086,833
Pool # AS8110, 3.75%, 8/20/2046	1,635,892	1,567,779
Pool # AY2378, 3.25%, 2/20/2047	251,124	235,952
Pool # AY2381, 4.25%, 7/20/2047	773,862	758,050
Pool # BZ1769, 3.00%, 8/20/2047	1,357,022	1,245,483
Pool # BZ1654, 3.00%, 9/20/2047	647,147	596,360
Pool # AY2388, 4.25%, 9/20/2047	2,792,465	2,735,410
Pool # BD3185, 4.00%, 10/20/2047	7,815,780	7,548,456
Pool # BZ1660, 3.50%, 11/20/2047	1,191,033	1,126,037
Pool # BZ1772, 3.50%, 11/20/2047	3,160,729	2,968,728
Pool # BZ1776, 4.00%, 11/20/2047	1,380,480	1,339,265
Pool # AY2392, 4.25%, 11/20/2047	2,933,840	2,870,274
Pool # BE4662, 4.00%, 12/20/2047	10,275,254	10,060,135
Pool # BB8795, 4.00%, 1/20/2048	1,970,154	1,896,672
Pool # AY2395, 4.25%, 1/20/2048	1,903,281	1,865,561
Pool # AY2404, 4.25%, 5/20/2048	2,976,811	2,915,970
Pool # BG6360, 5.00%, 5/20/2048	1,754,590	1,810,019
Pool # BF2645, 5.50%, 5/20/2048	313,181	321,274
Pool # AY2405, 4.25%, 6/20/2048	3,559,195	3,488,648
Pool # BD0531, 5.00%, 6/20/2048	414,288	421,753
Pool # BD0532, 5.00%, 6/20/2048	484,631	487,917
Pool # BF2971, 5.00%, 6/20/2048	816,786	826,853
Pool # AY2407, 4.25%, 7/20/2048	1,444,550	1,415,026
Pool # AY2408, 4.50%, 7/20/2048	662,144	658,554
Pool # BG7397, 4.50%, 7/20/2048	737,383	738,449
Pool # BF3017, 5.00%, 7/20/2048	794,802	807,174
Pool # AY2409, 4.25%, 8/20/2048	1,306,664	1,278,344
Pool # AY2410, 4.50%, 8/20/2048	776,121	771,914
Pool # BD0550, 5.00%, 8/20/2048	639,711	650,088
Pool # BG7389, 5.00%, 8/20/2048	856,645	869,950
Pool # BG7391, 5.00%, 8/20/2048	645,351	660,207
Pool # AY2412, 4.50%, 9/20/2048	3,799,315	3,778,719
Pool # 784626, 4.50%, 10/20/2048	428,427	426,398
Pool # BI4488, 4.50%, 11/20/2048	676,113	673,491
Pool # BK2585, 5.00%, 11/20/2048	331,344	339,183
Pool # BK2586, 5.00%, 11/20/2048	393,566	401,330
Pool # BI6431, 4.50%, 12/20/2048	1,029,888	1,035,341
Pool # BI6669, 4.50%, 12/20/2048	933,252	941,366
Pool # BH3133, 5.00%, 12/20/2048	1,677,990	1,695,160
Pool # BJ7083, 5.00%, 12/20/2048	141,217	143,094
Pool # BJ7084, 5.00%, 12/20/2048	874,317	895,591
Pool # BK7169, 5.00%, 12/20/2048	679,598	691,953
Pool # BJ1334, 5.00%, 1/20/2049	1,575,044	1,591,006
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BJ9641, 5.00%, 1/20/2049	1,001,565	1,037,137
Pool # BJ9642, 5.00%, 1/20/2049	896,258	929,636
Pool # BJ9824, 4.50%, 2/20/2049	1,837,350	1,827,393
Pool # BJ9825, 4.50%, 2/20/2049	797,175	792,854
Pool # BK7188, 4.50%, 2/20/2049	816,120	816,538
Pool # BJ9630, 5.00%, 2/20/2049	303,990	308,779
Pool # BJ9633, 5.00%, 2/20/2049	415,497	420,786
Pool # BK7189, 5.00%, 2/20/2049	897,409	917,281
Pool # BK7198, 4.50%, 3/20/2049	692,395	685,652
Pool # BL6765, 5.50%, 5/20/2049	1,252,945	1,288,810
Pool # BN0907, 4.50%, 6/20/2049	706,783	702,952
Pool # BN1498, 5.00%, 6/20/2049	984,612	995,567
Pool # BN1499, 5.00%, 6/20/2049	1,783,645	1,807,258
Pool # BN1500, 5.50%, 6/20/2049	545,151	560,404
Pool # BN2627, 4.00%, 7/20/2049	1,660,101	1,606,388
Pool # BN2628, 4.00%, 7/20/2049	1,739,135	1,681,791
Pool # BO0521, 4.00%, 7/20/2049	312,415	304,587
Pool # BM9692, 4.50%, 7/20/2049	496,773	492,725
Pool # BN0879, 5.00%, 7/20/2049	308,937	314,703
Pool # BO3160, 5.00%, 7/20/2049	663,883	682,858
Pool # BP4237, 5.00%, 7/20/2049	677,357	694,816
Pool # BP4238, 5.00%, 7/20/2049	218,445	226,127
Pool # BP4240, 5.00%, 7/20/2049	639,519	663,743
Pool # BP4241, 5.00%, 7/20/2049	810,127	842,046
Pool # BP4242, 5.00%, 7/20/2049	318,909	334,109
Pool # BL9354, 4.00%, 8/20/2049	1,166,302	1,127,193
Pool # BM2327, 4.00%, 8/20/2049	518,458	493,742
Pool # BM2418, 4.00%, 8/20/2049	1,006,019	986,510
Pool # BN0884, 4.00%, 8/20/2049	298,017	288,335
Pool # BN0889, 4.50%, 8/20/2049	207,549	206,424
Pool # BN7048, 4.50%, 8/20/2049	1,990,357	1,979,263
Pool # BN7049, 4.50%, 8/20/2049	2,926,670	2,931,573
Pool # BN0890, 5.00%, 8/20/2049	255,045	260,842
Pool # BN0891, 5.00%, 8/20/2049	341,833	348,213
Pool # BN0893, 5.00%, 8/20/2049	366,207	373,041
Pool # BO3257, 5.00%, 8/20/2049	564,473	579,086
Pool # BP4290, 5.00%, 8/20/2049	532,771	540,868
Pool # BP4291, 5.00%, 8/20/2049	451,124	457,980
Pool # BP4292, 5.00%, 8/20/2049	1,406,870	1,431,910
Pool # BP4293, 5.00%, 8/20/2049	1,132,951	1,155,552
Pool # BP4294, 5.00%, 8/20/2049	640,207	659,843
Pool # BN0896, 4.00%, 9/20/2049	1,147,332	1,108,091
Pool # BI0930, 4.50%, 9/20/2049	1,303,430	1,338,985
Pool # BM9714, 4.50%, 9/20/2049	119,417	121,238
Pool # 784810, 5.00%, 9/20/2049	2,953,437	2,973,468
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AC2995, 5.00%, 9/20/2049	1,778,642	1,845,012
Pool # BP2853, 5.00%, 9/20/2049	845,739	861,900
Pool # BP8644, 5.00%, 9/20/2049	1,006,327	1,025,555
Pool # BP8645, 5.00%, 9/20/2049	514,116	523,712
Pool # BQ3138, 4.00%, 10/20/2049	709,067	685,688
Pool # AC2994, 4.50%, 10/20/2049	470,462	476,316
Pool # BQ9513, 3.50%, 11/20/2049	992,795	943,162
Pool # BQ3791, 4.00%, 11/20/2049	1,163,131	1,119,748
Pool # BR2638, 4.00%, 11/20/2049	267,221	258,535
Pool # 784847, 4.50%, 11/20/2049	2,857,593	2,826,239
Pool # BP2896, 4.50%, 11/20/2049	907,421	906,422
Pool # BP7772, 4.50%, 11/20/2049	313,339	318,956
Pool # BP8665, 4.50%, 11/20/2049	332,102	330,247
Pool # BP8666, 4.50%, 11/20/2049	1,155,957	1,149,692
Pool # BP8667, 5.00%, 11/20/2049	582,686	593,562
Pool # BP8668, 5.00%, 11/20/2049	346,773	353,245
Pool # BR1542, 5.00%, 11/20/2049	759,969	769,537
Pool # BP8669, 5.50%, 11/20/2049	228,447	234,173
Pool # BP7668, 3.50%, 12/20/2049	5,040,640	4,804,222
Pool # BP7795, 3.50%, 12/20/2049	1,514,827	1,440,071
Pool # BP8670, 3.50%, 12/20/2049	643,871	609,895
Pool # BL9372, 4.00%, 12/20/2049	581,492	560,328
Pool # BP5516, 4.00%, 12/20/2049	593,319	583,371
Pool # BP8672, 4.00%, 12/20/2049	547,010	529,558
Pool # BP8673, 4.00%, 12/20/2049	723,467	700,063
Pool # BP8674, 4.00%, 12/20/2049	913,863	883,167
Pool # BQ3790, 4.00%, 12/20/2049	3,362,130	3,208,289
Pool # BJ9866, 4.50%, 12/20/2049	2,274,443	2,262,115
Pool # BL9374, 4.50%, 12/20/2049	134,939	137,641
Pool # BP8676, 4.50%, 12/20/2049	502,788	499,979
Pool # BP8677, 4.50%, 12/20/2049	1,412,607	1,404,951
Pool # BP8678, 5.00%, 12/20/2049	709,669	723,230
Pool # BP8679, 5.50%, 12/20/2049	738,845	757,266
Pool # BP8021, 3.50%, 1/20/2050	1,453,883	1,407,986
Pool # BP8681, 3.50%, 1/20/2050	1,169,800	1,098,702
Pool # BL9379, 4.00%, 1/20/2050	2,151,980	2,071,760
Pool # BP8682, 4.00%, 1/20/2050	1,016,318	984,081
Pool # BP8683, 4.00%, 1/20/2050	851,073	823,549
Pool # BT0281, 4.00%, 1/20/2050	2,846,504	2,833,490
Pool # BP8688, 4.50%, 1/20/2050	1,639,749	1,630,865
Pool # BR0539, 4.50%, 1/20/2050	1,512,458	1,510,793
Pool # BP8020, 3.50%, 2/20/2050	681,535	660,524
Pool # BP8022, 3.50%, 2/20/2050	1,074,600	1,034,835
Pool # BQ1338, 4.00%, 2/20/2050	2,518,952	2,425,056
Pool # BQ7054, 4.00%, 2/20/2050	1,797,381	1,738,136
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ7057, 4.25%, 2/20/2050	802,967	777,346
Pool # BS8384, 5.00%, 2/20/2050	1,081,736	1,107,207
Pool # BS8400, 3.00%, 3/20/2050	4,147,862	3,806,702
Pool # BT0397, 3.00%, 3/20/2050	511,594	469,516
Pool # BQ4110, 3.50%, 3/20/2050	4,430,758	4,320,181
Pool # BS5879, 3.50%, 3/20/2050	855,710	810,039
Pool # BS8411, 3.50%, 3/20/2050	2,653,176	2,505,013
Pool # BT0399, 3.50%, 3/20/2050	941,921	884,663
Pool # BT3628, 3.50%, 3/20/2050	1,656,471	1,624,136
Pool # BT3629, 3.50%, 3/20/2050	707,861	690,194
Pool # BT8043, 3.50%, 3/20/2050	1,018,601	971,913
Pool # BT8044, 3.50%, 3/20/2050	2,595,912	2,470,151
Pool # BT8045, 3.50%, 3/20/2050	3,200,967	3,032,100
Pool # BT8046, 3.50%, 3/20/2050	3,935,792	3,732,628
Pool # BT8047, 3.50%, 3/20/2050	2,783,071	2,684,389
Pool # BT8048, 3.50%, 3/20/2050	2,832,032	2,763,973
Pool # BS5873, 4.00%, 3/20/2050	432,085	416,366
Pool # BS5874, 4.00%, 3/20/2050	2,050,098	1,980,002
Pool # BQ7064, 3.50%, 4/20/2050	574,573	543,436
Pool # BT3736, 3.50%, 4/20/2050	1,570,539	1,486,718
Pool # BU3072, 5.00%, 4/20/2050	681,290	706,186
Pool # BQ4098, 3.00%, 5/20/2050	4,997,859	4,592,977
Pool # BR3899, 3.00%, 5/20/2050	742,505	681,435
Pool # BT4019, 3.00%, 5/20/2050	3,134,993	2,877,159
Pool # BQ7069, 3.25%, 5/20/2050	1,299,568	1,206,592
Pool # BQ7083, 3.25%, 5/20/2050	143,402	132,768
Pool # BS7609, 3.50%, 5/20/2050	2,583,200	2,426,189
Pool # BT3843, 3.50%, 5/20/2050	1,376,430	1,316,266
Pool # BV2935, 4.50%, 5/20/2050	557,257	573,829
Pool # BV6609, 4.50%, 5/20/2050	195,468	199,473
Pool # BV6631, 4.50%, 5/20/2050	1,173,770	1,189,943
Pool # BV6670, 4.50%, 5/20/2050	388,991	394,542
Pool # MA6661, 5.50%, 5/20/2050	64,230	66,440
Pool # BT4096, 3.00%, 6/20/2050	3,993,621	3,645,395
Pool # BU7682, 3.00%, 6/20/2050	3,229,116	2,995,468
Pool # BQ7084, 3.25%, 6/20/2050	2,032,372	1,886,957
Pool # BV8680, 3.50%, 6/20/2050	1,309,063	1,240,024
Pool # BV8683, 3.50%, 6/20/2050	827,422	783,265
Pool # BV8684, 3.50%, 6/20/2050	1,318,990	1,247,786
Pool # BV8685, 3.50%, 6/20/2050	1,187,924	1,115,720
Pool # BQ7086, 4.00%, 6/20/2050	2,178,017	2,104,882
Pool # BQ7092, 4.00%, 6/20/2050	1,739,063	1,691,064
Pool # BR3901, 4.00%, 6/20/2050	742,720	715,031
Pool # BT4070, 4.00%, 6/20/2050	485,991	477,220
Pool # BV8688, 4.00%, 6/20/2050	1,226,466	1,184,529
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BQ7087, 4.25%, 6/20/2050	558,781	547,638
Pool # BV2372, 4.50%, 6/20/2050	929,082	928,058
Pool # BV6632, 4.50%, 6/20/2050	1,949,433	1,986,963
Pool # BQ7088, 5.00%, 6/20/2050	760,547	770,372
Pool # BV8696, 3.00%, 7/20/2050	2,475,163	2,271,602
Pool # BV8711, 3.00%, 7/20/2050	2,409,334	2,211,194
Pool # BV8727, 3.00%, 7/20/2050	1,442,972	1,331,471
Pool # BW0561, 3.00%, 7/20/2050	1,064,638	961,935
Pool # BQ7085, 3.25%, 7/20/2050	3,933,123	3,651,705
Pool # BV8699, 3.50%, 7/20/2050	1,447,749	1,371,397
Pool # BV8700, 3.50%, 7/20/2050	1,288,945	1,210,612
Pool # BV8716, 3.50%, 7/20/2050	1,835,727	1,724,143
Pool # BQ7097, 4.00%, 7/20/2050	2,780,083	2,681,584
Pool # BU7564, 4.00%, 7/20/2050	1,826,127	1,758,048
Pool # BV8702, 4.00%, 7/20/2050	666,190	643,821
Pool # BW5975, 4.00%, 7/20/2050	535,638	515,669
Pool # BW5994, 4.00%, 7/20/2050	714,753	709,945
Pool # BV2395, 4.50%, 7/20/2050	916,452	920,779
Pool # BV8722, 2.50%, 8/20/2050	2,514,547	2,211,933
Pool # BV8726, 3.00%, 8/20/2050	625,611	574,167
Pool # BX4922, 3.00%, 8/20/2050	162,849	149,518
Pool # BX4923, 3.00%, 8/20/2050	2,065,337	1,895,502
Pool # BW1746, 3.25%, 8/20/2050	3,144,807	2,919,799
Pool # BR3911, 3.50%, 8/20/2050	3,249,865	3,052,317
Pool # BV2402, 3.50%, 8/20/2050	4,464,454	4,193,085
Pool # BX4927, 3.50%, 8/20/2050	534,287	505,340
Pool # BX4928, 3.50%, 8/20/2050	1,590,835	1,494,153
Pool # BX4939, 3.50%, 8/20/2050	2,243,088	2,123,372
Pool # BW1747, 4.00%, 8/20/2050	573,319	553,007
Pool # BW7383, 4.00%, 8/20/2050	2,917,693	2,845,470
Pool # BX6092, 4.00%, 8/20/2050	2,107,326	2,055,161
Pool # BX6093, 4.00%, 8/20/2050	4,696,060	4,538,384
Pool # BW0559, 4.50%, 8/20/2050	609,286	603,401
Pool # BW7033, 4.50%, 8/20/2050	303,441	303,017
Pool # BZ1653, 3.00%, 9/20/2050	287,890	264,581
Pool # BW1757, 3.25%, 9/20/2050	3,168,739	2,942,024
Pool # BR3917, 3.50%, 9/20/2050	6,648,067	6,243,954
Pool # BU7559, 3.50%, 9/20/2050	4,370,322	4,104,647
Pool # BW1718, 3.50%, 9/20/2050	2,698,034	2,550,691
Pool # BW1758, 3.50%, 9/20/2050	1,766,836	1,671,437
Pool # BX4956, 3.50%, 9/20/2050	1,903,661	1,803,241
Pool # BY3407, 3.50%, 9/20/2050	2,618,418	2,480,288
Pool # BY3408, 3.50%, 9/20/2050	858,903	813,061
Pool # BY3432, 3.50%, 9/20/2050	2,596,941	2,439,088
Pool # BR3918, 4.00%, 9/20/2050	517,253	497,972
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BW1759, 4.00%, 9/20/2050	1,286,014	1,242,036
Pool # BX3717, 4.00%, 9/20/2050	577,731	558,822
Pool # BX3718, 4.00%, 9/20/2050	621,525	600,540
Pool # BW7043, 4.50%, 9/20/2050	952,014	950,966
Pool # BW1760, 4.75%, 9/20/2050	960,794	962,933
Pool # BX4971, 2.50%, 10/20/2050	1,194,892	1,051,811
Pool # BY6410, 2.50%, 10/20/2050	880,640	774,637
Pool # BW1771, 3.00%, 10/20/2050	1,267,181	1,162,947
Pool # BW1772, 3.25%, 10/20/2050	1,261,235	1,170,988
Pool # BU7550, 3.50%, 10/20/2050	5,210,321	4,893,589
Pool # BW1773, 3.50%, 10/20/2050	1,180,017	1,117,028
Pool # BY6416, 3.50%, 10/20/2050	1,448,150	1,371,759
Pool # BZ1658, 3.50%, 10/20/2050	590,845	559,536
Pool # BY6421, 4.00%, 10/20/2050	774,527	745,651
Pool # BZ1662, 4.00%, 10/20/2050	643,483	624,264
Pool # BW1774, 4.25%, 10/20/2050	984,730	963,401
Pool # BY6440, 2.50%, 11/20/2050	1,735,920	1,528,094
Pool # BY6441, 2.50%, 11/20/2050	1,670,736	1,468,136
Pool # BY6443, 2.50%, 11/20/2050	1,579,551	1,384,828
Pool # BY6445, 2.50%, 11/20/2050	1,896,732	1,668,455
Pool # BY6447, 3.00%, 11/20/2050	2,590,275	2,380,473
Pool # BZ2574, 3.00%, 11/20/2050	743,103	681,975
Pool # BZ3559, 3.00%, 11/20/2050	706,944	648,791
Pool # BZ2575, 3.25%, 11/20/2050	2,540,499	2,358,713
Pool # BY6453, 3.50%, 11/20/2050	733,119	695,804
Pool # BY6454, 3.50%, 11/20/2050	1,585,355	1,502,697
Pool # BY6455, 3.50%, 11/20/2050	1,242,894	1,177,333
Pool # BY6456, 3.50%, 11/20/2050	628,496	600,852
Pool # BZ1771, 3.50%, 11/20/2050	1,545,918	1,451,964
Pool # BZ3527, 3.50%, 11/20/2050	3,986,110	3,768,437
Pool # BZ3560, 3.50%, 11/20/2050	820,000	770,153
Pool # BY5559, 4.00%, 11/20/2050	3,290,733	3,168,040
Pool # BY6457, 4.00%, 11/20/2050	515,993	501,238
Pool # BY6458, 4.00%, 11/20/2050	482,762	466,588
Pool # BZ2576, 4.00%, 11/20/2050	2,446,786	2,360,097
Pool # BY7851, 4.50%, 11/20/2050	1,383,585	1,382,062
Pool # BZ1779, 4.50%, 11/20/2050	718,825	718,033
Pool # BS8546, 2.50%, 12/20/2050	4,323,012	3,781,334
Pool # BZ8499, 2.50%, 12/20/2050	1,321,363	1,166,012
Pool # BZ8500, 2.50%, 12/20/2050	1,632,263	1,438,840
Pool # BZ8501, 2.50%, 12/20/2050	1,895,467	1,668,501
Pool # BZ8505, 2.50%, 12/20/2050	968,006	850,633
Pool # BZ8507, 2.50%, 12/20/2050	2,436,354	2,143,080
Pool # BZ2590, 3.25%, 12/20/2050	2,108,828	1,957,934
Pool # BZ2591, 3.50%, 12/20/2050	903,084	855,993
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ2592, 3.50%, 12/20/2050	1,191,844	1,128,223
Pool # BZ8515, 3.50%, 12/20/2050	1,399,895	1,326,923
Pool # BZ8516, 3.50%, 12/20/2050	575,471	544,978
Pool # BZ1775, 4.00%, 12/20/2050	1,339,481	1,301,933
Pool # BZ6501, 4.00%, 12/20/2050	3,343,167	3,218,517
Pool # BZ8495, 4.00%, 12/20/2050	1,084,305	1,043,881
Pool # BY7873, 4.50%, 12/20/2050	838,124	837,201
Pool # CB4508, 5.00%, 12/20/2050	509,046	518,515
Pool # BZ8530, 2.50%, 1/20/2051	929,596	813,140
Pool # CB4502, 3.00%, 1/20/2051	1,144,684	1,050,579
Pool # CB4503, 3.00%, 1/20/2051	1,056,629	969,756
Pool # BZ2606, 3.25%, 1/20/2051	1,714,911	1,592,256
Pool # 785294, 3.50%, 1/20/2051	8,686,561	8,051,583
Pool # BY7890, 3.50%, 1/20/2051	8,554,316	8,034,618
Pool # BZ8541, 3.50%, 1/20/2051	736,738	696,985
Pool # BZ8542, 3.50%, 1/20/2051	432,640	405,386
Pool # CB1505, 3.50%, 1/20/2051	9,325,308	8,816,331
Pool # CB4504, 3.50%, 1/20/2051	1,337,237	1,266,728
Pool # BZ2614, 4.00%, 1/20/2051	496,253	477,764
Pool # BZ8544, 4.00%, 1/20/2051	663,362	641,922
Pool # CB2357, 4.00%, 1/20/2051	1,091,521	1,071,220
Pool # CB4506, 4.00%, 1/20/2051	829,694	820,217
Pool # CB1543, 3.00%, 2/20/2051	5,000,949	4,589,791
Pool # CB3225, 3.25%, 2/20/2051	759,570	705,243
Pool # CA9001, 3.50%, 2/20/2051	6,365,000	5,978,301
Pool # CB3226, 3.50%, 2/20/2051	658,616	624,290
Pool # CB4521, 3.50%, 2/20/2051	1,084,634	1,034,811
Pool # CB4522, 3.50%, 2/20/2051	803,839	779,817
Pool # CB4524, 4.00%, 2/20/2051	986,875	954,600
Pool # CA8994, 4.50%, 2/20/2051	1,091,410	1,090,207
Pool # CB4433, 3.00%, 3/20/2051	2,813,977	2,542,646
Pool # CB3240, 3.25%, 3/20/2051	900,025	832,449
Pool # CB3242, 3.50%, 3/20/2051	1,649,338	1,559,304
Pool # CB4538, 3.50%, 3/20/2051	967,472	916,460
Pool # CB3253, 3.25%, 4/20/2051	927,958	861,587
Pool # CB3254, 3.50%, 4/20/2051	1,493,715	1,415,869
Pool # CB3255, 3.50%, 4/20/2051	1,475,126	1,397,335
Pool # CB3256, 3.50%, 4/20/2051	2,096,242	1,976,956
Pool # CC9816, 3.00%, 5/20/2051	2,085,378	1,926,839
Pool # CD0432, 3.50%, 5/20/2051	1,538,776	1,458,578
Pool # CD0433, 3.50%, 5/20/2051	1,572,248	1,489,334
Pool # CD0434, 3.50%, 5/20/2051	1,877,181	1,774,708
Pool # CC9825, 2.50%, 6/20/2051	1,386,409	1,220,421
Pool # CC9826, 2.50%, 6/20/2051	1,706,542	1,499,591
Pool # CC9831, 3.00%, 6/20/2051	1,489,998	1,367,530
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CD0442, 3.50%, 6/20/2051	1,563,094	1,476,558
Pool # CD0443, 3.50%, 6/20/2051	1,172,540	1,110,704
Pool # CD0444, 3.50%, 6/20/2051	918,884	866,950
Pool # CC9835, 4.00%, 6/20/2051	851,092	825,289
Pool # CC9836, 4.00%, 6/20/2051	723,809	700,749
Pool # CC9837, 4.00%, 6/20/2051	754,151	726,757
Pool # CD0454, 3.50%, 7/20/2051	2,011,639	1,889,412
Pool # CE9918, 3.50%, 7/20/2051	1,745,652	1,653,607
Pool # CE9919, 3.50%, 7/20/2051	846,867	801,689
Pool # CE9920, 3.50%, 7/20/2051	586,157	556,357
Pool # CE9923, 4.00%, 7/20/2051	949,129	915,964
Pool # CE9932, 3.00%, 8/20/2051	1,797,558	1,658,841
Pool # CD0461, 3.50%, 8/20/2051	940,742	891,133
Pool # CE9935, 3.50%, 8/20/2051	871,462	822,896
Pool # CE9936, 3.50%, 8/20/2051	1,022,729	965,326
Pool # CE9937, 3.50%, 8/20/2051	593,478	563,673
Pool # CE9939, 4.00%, 8/20/2051	535,634	517,683
Pool # CD0469, 3.50%, 9/20/2051	1,682,821	1,589,920
Pool # CG4129, 3.50%, 9/20/2051	2,331,012	2,200,657
Pool # CG4130, 3.50%, 9/20/2051	2,402,870	2,258,297
Pool # CH0092, 3.50%, 9/20/2051	4,954,389	4,657,281
Pool # 786522, 3.50%, 10/20/2051	16,885,668	15,794,161
Pool # CD0476, 3.50%, 10/20/2051	1,046,650	988,300
Pool # CD0477, 3.50%, 10/20/2051	1,621,206	1,528,947
Pool # CH0834, 3.50%, 10/20/2051	679,698	642,072
Pool # CH0835, 3.50%, 10/20/2051	916,600	865,508
Pool # CH0836, 3.50%, 10/20/2051	1,158,766	1,093,730
Pool # CH0837, 3.50%, 10/20/2051	783,197	738,937
Pool # CH0838, 3.50%, 10/20/2051	897,659	843,117
Pool # CH1339, 3.50%, 10/20/2051	2,674,185	2,580,227
Pool # CH2907, 3.50%, 10/20/2051	3,910,032	3,735,225
Pool # CH0840, 4.00%, 10/20/2051	1,163,612	1,126,540
Pool # CH0841, 4.00%, 10/20/2051	1,180,906	1,138,275
Pool # CH0848, 3.00%, 11/20/2051	1,284,142	1,180,150
Pool # CH0849, 3.00%, 11/20/2051	2,317,934	2,127,390
Pool # CH0850, 3.00%, 11/20/2051	1,548,807	1,421,460
Pool # CH0851, 3.00%, 11/20/2051	1,288,497	1,182,564
Pool # CH0852, 3.00%, 11/20/2051	2,157,482	1,993,431
Pool # CI0076, 3.00%, 11/20/2051	900,615	826,561
Pool # 787205, 3.50%, 11/20/2051	13,050,237	12,324,264
Pool # CI0077, 3.50%, 11/20/2051	700,248	661,479
Pool # CI0078, 3.50%, 11/20/2051	1,664,716	1,569,984
Pool # CI9257, 3.50%, 11/20/2051	3,635,390	3,414,500
Pool # CH0860, 3.00%, 12/20/2051	598,565	550,280
Pool # CH0861, 3.00%, 12/20/2051	2,459,159	2,256,961
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CH0862, 3.00%, 12/20/2051	1,299,044	1,192,244
Pool # CH0864, 3.00%, 12/20/2051	1,017,272	933,630
Pool # CH0868, 3.50%, 12/20/2051	1,444,149	1,362,554
Pool # CH7863, 3.50%, 12/20/2051	2,171,772	2,050,545
Pool # CH0871, 4.00%, 12/20/2051	910,590	880,174
Pool # CI0090, 2.50%, 1/20/2052	1,016,393	895,616
Pool # CI0092, 3.00%, 1/20/2052	1,466,036	1,345,441
Pool # CJ3916, 3.00%, 1/20/2052	7,460,863	7,008,605
Pool # CK4908, 3.00%, 1/20/2052	2,834,651	2,601,505
Pool # CK4909, 3.00%, 1/20/2052	1,890,559	1,735,048
Pool # CK4916, 3.00%, 1/20/2052	3,605,810	3,309,211
Pool # CI0093, 3.50%, 1/20/2052	1,045,427	987,094
Pool # CI0094, 3.50%, 1/20/2052	2,137,976	2,007,939
Pool # CK1583, 3.50%, 1/20/2052	3,254,742	3,073,140
Pool # CK4918, 3.50%, 1/20/2052	1,253,109	1,183,198
Pool # CK7137, 4.00%, 1/20/2052	6,983,179	6,637,468
Pool # CK2667, 3.00%, 2/20/2052	5,127,667	4,705,886
Pool # CM2170, 3.00%, 3/20/2052	8,285,845	7,588,670
Pool # CI0110, 3.50%, 3/20/2052	1,232,188	1,157,249
Pool # CL1777, 3.50%, 3/20/2052	2,428,116	2,302,045
Pool # CL1778, 3.50%, 3/20/2052	1,378,454	1,301,000
Pool # CL1827, 3.50%, 3/20/2052	5,400,207	5,098,888
Pool # CL1828, 3.50%, 3/20/2052	6,374,402	6,013,804
Pool # CL1829, 3.50%, 3/20/2052	2,956,171	2,776,379
Pool # CM1692, 3.50%, 3/20/2052	4,887,580	4,530,424
Pool # CM2218, 3.50%, 3/20/2052	1,745,669	1,648,263
Pool # CM2221, 3.50%, 3/20/2052	4,105,583	3,895,218
Pool # CI0111, 4.00%, 3/20/2052	1,193,544	1,149,013
Pool # 788236, 4.50%, 3/20/2052	13,160,890	13,006,228
Pool # 787010, 3.50%, 4/20/2052	17,626,621	16,682,162
Pool # CN3435, 4.50%, 4/20/2052	933,891	926,530
Pool # CN3436, 4.50%, 4/20/2052	5,024,255	4,969,169
Pool # CO4826, 5.00%, 6/20/2052	4,169,804	4,197,980
Pool # CO5339, 5.00%, 6/20/2052	4,127,738	4,155,631
Pool # MA8148, 3.00%, 7/20/2052	7,195,389	6,611,670
Pool # MA8263, 2.00%, 9/20/2052	12,701,971	10,789,373
Pool # MA8342, 2.00%, 10/20/2052	2,072,293	1,758,037
Pool # MA8343, 2.50%, 10/20/2052	11,750,531	10,385,642
Pool # MA8346, 4.00%, 10/20/2052	19,284,600	18,755,655
Pool # MA8422, 2.00%, 11/20/2052	2,746,346	2,330,466
Pool # MA8423, 2.50%, 11/20/2052	10,453,339	9,243,173
Pool # MA8563, 2.00%, 1/20/2053	1,924,809	1,642,285
Pool # MA8564, 2.50%, 1/20/2053	39,287,929	34,726,846
Pool # CQ8079, 5.50%, 1/20/2053	1,730,021	1,770,618
Pool # CS4546, 5.00%, 2/20/2053	1,698,552	1,715,233
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CR2499, 5.50%, 2/20/2053	2,550,756	2,606,876
Pool # CS4547, 5.50%, 2/20/2053	793,431	812,653
Pool # MA8720, 2.50%, 3/20/2053	1,087,779	964,246
Pool # MA8721, 3.00%, 3/20/2053	11,702,205	10,774,765
Pool # CS4560, 5.50%, 3/20/2053	2,199,576	2,251,191
Pool # CS4561, 6.00%, 3/20/2053	767,084	792,507
Pool # MA8795, 2.50%, 4/20/2053	1,781,081	1,575,967
Pool # 786842, 4.00%, 4/20/2053	13,912,530	13,247,893
Pool # CM6940, 5.50%, 4/20/2053	3,300,800	3,378,261
Pool # CS4573, 5.50%, 4/20/2053	798,295	817,028
Pool # CT3981, 5.50%, 4/20/2053	816,263	833,425
Pool # CT3982, 5.50%, 4/20/2053	877,443	898,569
Pool # CT3983, 5.50%, 4/20/2053	1,126,606	1,150,294
Pool # MA8873, 2.50%, 5/20/2053	18,097,217	15,998,285
Pool # CS4586, 5.50%, 5/20/2053	2,203,490	2,255,195
Pool # CU6671, 5.50%, 6/20/2053	2,515,833	2,574,872
Pool # MA9011, 2.50%, 7/20/2053	8,680,846	7,676,692
Pool # CU6685, 5.50%, 7/20/2053	1,591,404	1,628,748
Pool # CV6856, 5.50%, 7/20/2053	1,199,245	1,227,389
Pool # CU6686, 6.00%, 7/20/2053	1,592,899	1,645,694
Pool # CU6687, 6.50%, 7/20/2053	3,016,339	3,180,880
Pool # CV0173, 6.50%, 7/20/2053	1,140,355	1,211,108
Pool # MA9102, 3.50%, 8/20/2053	7,916,631	7,529,109
Pool # CU6696, 6.00%, 8/20/2053	1,171,697	1,210,531
Pool # CU6697, 6.50%, 8/20/2053	1,926,921	2,032,037
Pool # CU6708, 5.50%, 9/20/2053	1,175,277	1,202,857
Pool # MA9299, 2.50%, 10/20/2053	3,873,340	3,426,334
Pool # MA9419, 3.50%, 1/20/2054	3,024,315	2,909,160
Pool # MA9483, 3.00%, 2/20/2054	11,623,817	10,740,347
Pool # MA9484, 3.50%, 2/20/2054	2,439,737	2,312,679
Pool # CX5712, 6.50%, 2/20/2054	3,389,269	3,631,406
Pool # CX5713, 7.00%, 2/20/2054	4,225,377	4,480,640
Pool # DC4164, 4.50%, 5/20/2054	9,007,967	8,639,123
Pool # MA9719, 2.50%, 6/20/2054	3,079,991	2,725,298
Pool # MA9774, 3.00%, 7/20/2054	10,315,705	9,515,238
Pool # DA2547, 6.50%, 7/20/2054	1,027,756	1,077,041
Pool # DD0108, 6.50%, 7/20/2054	4,240,190	4,543,160
Pool # DA2550, 7.00%, 7/20/2054	1,749,283	1,823,218
Pool # DD0109, 7.00%, 7/20/2054	1,261,639	1,337,860
Pool # MA9846, 3.00%, 8/20/2054	5,336,428	4,917,920
Pool # DD0096, 6.50%, 8/20/2054	3,882,538	4,159,955
Pool # DD0094, 7.00%, 8/20/2054	4,435,754	4,703,738
Pool # DE2909, 6.00%, 9/20/2054	1,315,156	1,367,530
Pool # DD0079, 7.00%, 9/20/2054	3,450,359	3,658,811
Pool # DD0080, 7.50%, 9/20/2054	2,448,053	2,615,742
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DC3332, 6.50%, 11/20/2054	3,365,728	3,579,811
Pool # DF2930, 7.50%, 12/20/2054	3,507,063	3,747,298
Pool # DI1018, 6.00%, 7/20/2055	3,206,263	3,301,746
Pool # DJ6140, 6.50%, 7/20/2055	1,625,927	1,742,112
Pool # DL3308, 6.50%, 8/20/2055	1,989,086	2,089,208
Pool # DL8783, 6.50%, 8/20/2055	4,476,703	4,702,041
Pool # DL2983, 6.00%, 9/20/2055	2,525,489	2,624,538
Pool # DM2061, 6.00%, 9/20/2055	5,053,559	5,161,263
Pool # DL2982, 6.50%, 9/20/2055	6,658,838	7,134,645
Pool # DM6293, 6.50%, 9/20/2055	5,202,073	5,573,794
Pool # DM2069, 6.00%, 10/20/2055	1,047,308	1,083,297
Pool # DN6001, 6.50%, 10/20/2055	4,981,134	5,337,075
Pool # DM2075, 5.50%, 11/20/2055	6,085,961	6,220,819
Pool # MB0808, 2.50%, 12/20/2055	4,431,098	3,919,169
Pool # MB0866, 2.50%, 1/20/2056	5,403,711	4,773,226
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	446,543	443,816
Pool # AH5895, 4.00%, 6/20/2034	160,455	159,644
Pool # 4285, 6.00%, 11/20/2038	13,944	14,062
Pool # BO1377, 3.75%, 2/20/2040	648,736	634,277
Pool # BO1378, 4.00%, 1/20/2041	890,848	880,498
Pool # CD7341, 3.50%, 7/20/2047	3,220,182	3,032,765
Pool # BS0536, 3.00%, 3/20/2048	2,210,526	2,018,288
Pool # BS0538, 4.00%, 12/20/2048	378,300	367,007
Pool # BS0539, 4.50%, 1/20/2049	263,033	260,633
Pool # MA6145, 3.50%, 9/20/2049	331,100	307,149
Pool # CE3912, 5.00%, 9/20/2049	3,555,891	3,577,720
Pool # BS0537, 3.50%, 12/20/2049	703,548	659,114
Pool # CI8475, 5.00%, 5/20/2050	4,914,386	4,962,918
Pool # CX4040, 5.00%, 7/20/2063	616,658	621,322
Pool # CX7714, 5.00%, 9/20/2063	232,180	233,936
Pool # CX4106, 5.00%, 10/20/2063	170,276	171,564
Pool # CX4111, 5.00%, 10/20/2063	185,375	186,777
Pool # CX7719, 5.00%, 10/20/2063	1,000,465	1,008,032
Pool # CY0098, 5.00%, 10/20/2063	885,523	892,220
Pool # CY0134, 5.00%, 10/20/2063	1,159,103	1,167,870
Pool # 787496, 6.00%, 7/20/2064	4,658,184	4,770,240
Pool # 788087, 3.50%, 7/20/2065	16,846,187	15,959,730
Pool # 788066, 4.00%, 7/20/2065	18,108,287	17,589,309
Pool # 785863, 3.10%, 12/20/2071 (a)	12,081,869	11,121,886
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,211,182	2,958,515
Pool # 786556, 4.65%, 1/20/2073 (a)	7,309,500	7,274,389
Total Mortgage-Backed Securities (Cost $3,819,939,603)		3,772,810,591
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 14.8%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,628,818	1,597,967
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7,114	7,135
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	241,325	248,993
Series 2005-1CB, Class 1A6, IF, IO, 3.31%, 3/25/2035 (a)	142,414	17,343
Series 2005-22T1, Class A2, IF, IO, 1.28%, 6/25/2035 (a)	1,245,523	116,645
Series 2005-20CB, Class 3A8, IF, IO, 0.96%, 7/25/2035 (a)	1,038,111	64,526
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	49,581	18,534
Series 2005-37T1, Class A2, IF, IO, 1.26%, 9/25/2035 (a)	2,141,890	182,850
Series 2005-54CB, Class 1A2, IF, IO, 1.06%, 11/25/2035 (a)	979,911	65,268
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	164,247	126,035
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	5,505	4,116
Series 2005-57CB, Class 3A2, IF, IO, 1.31%, 12/25/2035 (a)	138,906	13,015
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	84,271	75,603
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	175,187	97,305
Series 2006-7CB, Class 1A2, IF, IO, 1.51%, 5/25/2036 (a)	6,841,543	746,102
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	291,546	139,032
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	412	478
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	12,000,000	12,077,818
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	8,890,000	8,940,701
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (c) (d)	3,580,000	3,595,482
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28,399	8,521
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	20,175	14,657
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	40,554	41,345
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	26,012	3,665
Series 2005-4, Class 30, PO, 8/25/2035	19,297	13,530
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	65,934	60,835
Series 2005-7, Class 30, PO, 11/25/2035	5,511	5,626
Series 2005-8, Class 30, PO, 1/25/2036	23,788	15,932
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (a)	9,001	8,338
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡	714,056	714,056
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 6.34%, 7/25/2033 (a)	28,178	27,047
Series 2003-7, Class 3A, 6.83%, 10/25/2033 (a)	9,143	9,200
Series 2004-1, Class 12A1, 5.08%, 4/25/2034 (a)	88,338	79,217
Series 2004-2, Class 14A, 4.47%, 5/25/2034 (a)	35,861	33,547
Series 2006-1, Class A1, 5.95%, 2/25/2036 (a)	105,415	102,850
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	27,170	33,196
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	4,861,857	4,844,230
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	11,087,399	11,141,242
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (c)	9,472,575	9,446,150
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (c)	9,255,058	9,157,522
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (c)	5,233,824	5,140,142
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (c)	16,000,000	15,617,344
BVRT LLC Series 2025-1, Class A, 3.66%, 5/10/2033 ‡ (a) (c)	3,191,281	3,086,009
CAFL Issuer LP Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (c) (d)	9,730,000	9,793,632
Cascade Funding Mortgage Trust Series 2025-HB16, Class M1, 3.00%, 3/25/2035 ‡ (a) (c)	3,300,000	3,212,697
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	2,768	2,176
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	11,540,000	11,661,994
Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (c) (d)	6,383,000	6,408,941
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430,000	5,299,639
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735,000	3,625,292
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915,000	1,878,754
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.15%, 6/25/2035 (a)	52,266	52,592
Series 2007-A1, Class 2A1, 5.88%, 2/25/2037 (a)	15,430	14,905
Series 2007-A1, Class 9A1, 5.97%, 2/25/2037 (a)	56,959	56,674
Series 2007-A1, Class 1A3, 6.56%, 2/25/2037 (a)	94,304	94,848
Series 2007-A1, Class 7A1, 6.87%, 2/25/2037 (a)	2,865	2,882
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	4,597	3,642
Series 2004-3, Class A26, 5.50%, 4/25/2034	52,362	53,097
Series 2004-HYB1, Class 2A, 4.95%, 5/20/2034 (a)	24,320	23,441
Series 2004-HYB3, Class 2A, 4.63%, 6/20/2034 (a)	87,798	83,712
Series 2004-7, Class 2A1, 5.23%, 6/25/2034 (a)	18,432	17,038
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	123,998	124,359
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	97,623	99,470
Series 2004-HYB6, Class A3, 5.27%, 11/20/2034 (a)	75,374	72,881
Series 2005-16, Class A23, 5.50%, 9/25/2035	50,733	30,793
Series 2005-22, Class 2A1, 4.79%, 11/25/2035 (a)	248,114	205,336
Series 2007-4, Class 1A52, IF, IO, 1.61%, 5/25/2037 (a)	1,327,841	121,065
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	435	433
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (a)	19,801	19,138
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.37%, 9/25/2033 (a) (c)	20,387	20,317
Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (a)	10,185	9,787
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (a)	25,655	25,367
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	121,570	121,205
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	13	11
Series 2003-1, Class WA2, 6.50%, 6/25/2031	288	288
Series 2003-1, Class 3, PO, 9/25/2033	6,360	4,614
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	6,526	6,341
Series 2005-1, Class 2A1A, 3.12%, 2/25/2035 (a)	73,133	64,357
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	91,458	92,596
Series 2005-5, Class 1A2, 4.14%, 8/25/2035 (a)	201,726	170,697
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (a)	188,472	196,013
Series 2003-AR15, Class 3A1, 6.56%, 6/25/2033 (a)	28,495	29,147
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	30,936	31,331
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	58,643	60,107
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	19,440	20,387
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	54,582	56,400
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	111,126	114,863
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	264,296	38,073
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	211,172	35,179
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (a)	9,621	9,418
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	7,700,334	6,427,168
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	9,713,793	9,184,925
Series 2017-4, Class M60C, 3.50%, 6/25/2057	13,114,457	12,385,865
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,028,812	1,895,215
Series 2018-3, Class MA, 3.50%, 8/25/2057 (a)	11,633,173	11,483,197
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	6,603,692	6,298,665
Series 2018-2, Class M55D, 4.00%, 11/25/2057	8,048,350	7,714,576
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,087,805	1,927,888
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,338,318	2,256,766
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,954,552	4,742,569
Series 2019-4, Class M55D, 4.00%, 2/25/2059	1,860,943	1,774,682
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,389,743	2,919,179
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,153,619	2,889,715
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,836,422	2,759,366
Series 2020-3, Class MTU, 2.50%, 5/25/2060	10,774,665	9,262,410
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	4,935,026	4,484,153
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048,137	1,404,343
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,135,768	7,674,004
Series 2022-1, Class MTU, 3.25%, 11/25/2061	7,494,707	6,671,468
Series 2023-1, Class MT, 3.00%, 10/25/2062	12,849,846	11,108,165
Series 2024-1, Class MT, 3.00%, 11/25/2063	11,987,206	10,423,182
Series 2024-2, Class MT, 3.50%, 5/25/2064	10,593,849	9,646,003
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC, REMIC
Series 1899, Class ZE, 8.00%, 9/15/2026	657	660
Series 1963, Class Z, 7.50%, 1/15/2027	665	669
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	87	87
Series 1985, Class PR, IO, 8.00%, 7/15/2027	520	17
Series 2065, Class PX, IO, 0.75%, 8/17/2027	1,904	6
Series 1987, Class PE, 7.50%, 9/15/2027	862	869
Series 2038, Class PN, IO, 7.00%, 3/15/2028	492	21
Series 2042, Class T, 7.00%, 3/15/2028	193	195
Series 2040, Class PE, 7.50%, 3/15/2028	3,270	3,321
Series 2060, Class Z, 6.50%, 5/15/2028	1,516	1,539
Series 2061, Class DC, IO, 6.50%, 6/15/2028	4,664	195
Series 2075, Class PH, 6.50%, 8/15/2028	12,783	12,997
Series 2086, Class GB, 6.00%, 9/15/2028	1,467	1,492
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	1,018	48
Series 2111, Class SB, IF, IO, 3.73%, 1/15/2029 (a)	4,258	101
Series 2110, Class PG, 6.00%, 1/15/2029	8,552	8,643
Series 2125, Class JZ, 6.00%, 2/15/2029	4,254	4,332
Series 2130, Class QS, 6.00%, 3/15/2029	1,004	1,016
Series 2132, Class ZL, 6.50%, 3/15/2029	2,155	2,182
Series 2132, Class SB, IF, 14.10%, 3/15/2029 (a)	1,446	1,624
Series 2141, IO, 7.00%, 4/15/2029	209	9
Series 2303, Class ZN, 8.50%, 4/15/2029	23,316	24,224
Series 2163, Class PC, IO, 7.50%, 6/15/2029	753	37
Series 2178, Class PB, 7.00%, 8/15/2029	1,839	1,888
Series 2201, Class C, 8.00%, 11/15/2029	1,516	1,549
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	562	57
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2209, Class TC, 8.00%, 1/15/2030	13,754	14,319
Series 2210, Class Z, 8.00%, 1/15/2030	10,279	10,717
Series 2224, Class CB, 8.00%, 3/15/2030	3,361	3,490
Series 2247, Class Z, 7.50%, 8/15/2030	3,341	3,482
Series 2256, Class MC, 7.25%, 9/15/2030	7,257	7,571
Series 2254, Class Z, 9.00%, 9/15/2030	26,046	28,419
Series 2259, Class ZM, 7.00%, 10/15/2030	15,871	16,418
Series 2271, Class PC, 7.25%, 12/15/2030	17,819	18,608
Series 2296, Class PD, 7.00%, 3/15/2031	6,053	6,319
Series 2303, Class ZD, 7.00%, 4/15/2031	82,197	86,375
Series 2359, Class ZB, 8.50%, 6/15/2031	11,821	12,719
Series 2388, Class UZ, 8.50%, 6/15/2031	4,029	4,245
Series 2344, Class ZD, 6.50%, 8/15/2031	33,876	35,435
Series 2344, Class ZJ, 6.50%, 8/15/2031	5,923	6,217
Series 2345, Class NE, 6.50%, 8/15/2031	3,646	3,829
Series 2372, Class F, 4.27%, 10/15/2031 (a)	1,266	1,266
Series 2367, Class ZK, 6.00%, 10/15/2031	33,786	35,038
Series 2368, Class AS, IF, 11.12%, 10/15/2031 (a)	1,969	2,067
Series 2383, Class FD, 4.27%, 11/15/2031 (a)	1,297	1,297
Series 2399, Class TH, 6.50%, 1/15/2032	44,709	46,988
Series 2494, Class SX, IF, IO, 3.23%, 2/15/2032 (a)	110,707	8,932
Series 2410, Class QX, IF, IO, 4.88%, 2/15/2032 (a)	5,815	459
Series 2410, Class QS, IF, 9.69%, 2/15/2032 (a)	10,982	11,958
Series 2433, Class SA, IF, 11.12%, 2/15/2032 (a)	20,323	22,459
Series 2444, Class ES, IF, IO, 4.18%, 3/15/2032 (a)	8,900	781
Series 2450, Class SW, IF, IO, 4.23%, 3/15/2032 (a)	10,087	944
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2431, Class F, 4.27%, 3/15/2032 (a)	35,765	35,788
Series 2464, Class FE, 4.77%, 3/15/2032 (a)	32,192	32,548
Series 2423, Class MC, 7.00%, 3/15/2032	10,997	11,531
Series 2423, Class MT, 7.00%, 3/15/2032	12,224	12,881
Series 2434, Class TC, 7.00%, 4/15/2032	15,060	15,857
Series 2436, Class MC, 7.00%, 4/15/2032	9,940	10,165
Series 2450, Class GZ, 7.00%, 5/15/2032	14,112	15,000
Series 3393, Class JO, PO, 9/15/2032	43,626	40,055
Series 2513, Class ZC, 5.50%, 10/15/2032	32,401	33,525
Series 2517, Class Z, 5.50%, 10/15/2032	14,101	14,531
Series 2835, Class QO, PO, 12/15/2032	13,218	11,995
Series 2552, Class FP, 4.77%, 1/15/2033 (a)	153,035	154,914
Series 2557, Class HL, 5.30%, 1/15/2033	121,326	123,458
Series 2586, Class WI, IO, 6.50%, 3/15/2033	34,558	4,362
Series 2611, Class SQ, IF, 5.45%, 5/15/2033 (a)	12,322	12,803
Series 2631, Class SA, IF, 7.93%, 6/15/2033 (a)	6,105	6,481
Series 2692, Class SC, IF, 5.74%, 7/15/2033 (a)	31,019	33,497
Series 2671, Class S, IF, 7.84%, 9/15/2033 (a)	10,807	12,010
Series 2722, Class PF, 4.37%, 12/15/2033 (a)	269,449	270,169
Series 2763, Class ZA, 6.00%, 3/15/2034	1,049,129	1,108,443
Series 2779, Class ZC, 6.00%, 4/15/2034	686,028	726,393
Series 2802, Class ZY, 6.00%, 5/15/2034	177,581	186,070
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	344,361	348,642
Series 3611, PO, 7/15/2034	59,658	53,810
Series 3305, Class MB, IF, 6.25%, 7/15/2034 (a)	20,961	21,025
Series 2990, Class WP, IF, 7.29%, 6/15/2035 (a)	242	252
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3035, Class Z, 5.85%, 9/15/2035	348,851	368,309
Series 3117, Class EO, PO, 2/15/2036	38,852	35,132
Series 3117, Class OG, PO, 2/15/2036	18,474	16,499
Series 3117, Class OK, PO, 2/15/2036	42,296	37,616
Series 3143, Class BC, 5.50%, 2/15/2036	79,950	83,312
Series 3122, Class OH, PO, 3/15/2036	3,316	2,917
Series 3134, PO, 3/15/2036	5,861	4,956
Series 3152, Class MO, PO, 3/15/2036	72,903	65,304
Series 3122, Class ZB, 6.00%, 3/15/2036	35,823	38,733
Series 3138, PO, 4/15/2036	26,788	23,758
Series 3607, Class AO, PO, 4/15/2036	53,327	46,544
Series 3607, Class BO, PO, 4/15/2036	53,327	47,445
Series 3137, Class XP, 6.00%, 4/15/2036	261,481	277,758
Series 3219, Class DI, IO, 6.00%, 4/15/2036	34,450	5,597
Series 3149, Class SO, PO, 5/15/2036	28,061	23,032
Series 3151, PO, 5/15/2036	75,493	65,188
Series 3153, Class EO, PO, 5/15/2036	34,818	30,684
Series 3604, PO, 5/15/2036	52,766	45,357
Series 3171, Class MO, PO, 6/15/2036	19,377	17,756
Series 3179, Class OA, PO, 7/15/2036	24,861	21,902
Series 3194, Class SA, IF, IO, 3.33%, 7/15/2036 (a)	22,109	2,327
Series 3200, PO, 8/15/2036	54,068	47,083
Series 3232, Class ST, IF, IO, 2.93%, 10/15/2036 (a)	73,551	5,813
Series 3237, Class AO, PO, 11/15/2036	33,621	28,241
Series 3704, Class DT, 7.50%, 11/15/2036	286,542	310,070
Series 3704, Class ET, 7.50%, 12/15/2036	217,508	240,452
Series 3260, Class CS, IF, IO, 2.37%, 1/15/2037 (a)	40,767	3,863
Series 3262, Class SG, IF, IO, 2.63%, 1/15/2037 (a)	5,123	346
Series 3274, Class JO, PO, 2/15/2037	13,980	12,411
Series 3274, Class MO, PO, 2/15/2037	21,004	18,627
Series 3275, Class FL, 4.21%, 2/15/2037 (a)	10,226	10,177
Series 3290, Class SB, IF, IO, 2.68%, 3/15/2037 (a)	122,635	10,676
Series 3288, Class GS, IF, 5.94%, 3/15/2037 (a)	6,137	6,337
Series 3373, Class TO, PO, 4/15/2037	47,095	41,405
Series 3316, Class JO, PO, 5/15/2037	7,133	6,025
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3607, PO, 5/15/2037	141,775	119,881
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	261,740	262,129
Series 3371, Class FA, 4.37%, 9/15/2037 (a)	17,146	17,168
Series 3385, Class SN, IF, IO, 2.23%, 11/15/2037 (a)	34,600	2,555
Series 3387, Class SA, IF, IO, 2.65%, 11/15/2037 (a)	88,356	7,320
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	224,122	1,664
Series 3404, Class SC, IF, IO, 2.23%, 1/15/2038 (a)	110,168	10,929
Series 3451, Class SA, IF, IO, 2.28%, 5/15/2038 (a)	7,328	532
Series 3537, Class MI, IO, 5.00%, 6/15/2038	138,134	15,075
Series 3461, Class LZ, 6.00%, 6/15/2038	49,159	52,450
Series 3481, Class SJ, IF, IO, 2.08%, 8/15/2038 (a)	124,414	12,342
Series 3895, Class WA, 5.60%, 10/15/2038 (a)	60,309	63,218
Series 3511, Class SA, IF, IO, 2.23%, 2/15/2039 (a)	32,150	2,719
Series 3546, Class A, 6.07%, 2/15/2039 (a)	17,704	18,019
Series 3531, Class SA, IF, IO, 2.53%, 5/15/2039 (a)	119,050	10,877
Series 3549, Class FA, 4.97%, 7/15/2039 (a)	8,249	8,444
Series 4580, Class PT, 6.58%, 8/15/2039 (a)	277,600	289,493
Series 3572, Class JS, IF, IO, 3.03%, 9/15/2039 (a)	48,544	2,450
Series 3621, PO, 1/15/2040	104,124	88,114
Series 3621, Class BO, PO, 1/15/2040	72,941	64,498
Series 3623, Class LO, PO, 1/15/2040	83,572	70,815
Series 3632, Class BS, IF, 4.92%, 2/15/2040 (a)	228,874	232,923
Series 3714, Class IP, IO, 5.00%, 8/15/2040	123,244	5,162
Series 3740, Class SC, IF, IO, 2.23%, 10/15/2040 (a)	155,670	17,487
Series 3747, Class PY, 4.00%, 10/15/2040	722,596	722,318
Series 3747, Class CY, 4.50%, 10/15/2040	1,148,692	1,172,312
Series 3753, PO, 11/15/2040	496,080	404,652
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3860, Class PZ, 5.00%, 5/15/2041	2,239,832	2,317,002
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	30,787	29,833
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	57,183	56,929
Series 3966, Class NA, 4.00%, 12/15/2041	528,154	527,790
Series 4015, Class MY, 3.50%, 3/15/2042	685,295	663,149
Series 4136, Class HS, IF, 0.23%, 11/15/2042 (a)	351,634	243,065
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000,000	933,018
Series 4274, Class EM, 4.00%, 11/15/2043	1,000,000	957,013
Series 4280, Class EO, PO, 12/15/2043	361,828	284,267
Series 4281, Class OB, PO, 12/15/2043	357,697	282,496
Series 4377, Class JP, 3.00%, 8/15/2044	1,574,861	1,528,004
Series 4456, Class SA, IF, IO, 2.38%, 3/15/2045 (a)	2,383,311	287,011
Series 4480, Class SE, IF, IO, 2.41%, 6/15/2045 (a)	2,422,955	366,176
Series 4888, Class AZ, 4.00%, 12/15/2048	3,134,501	3,039,068
Series 4848, Class QY, 4.50%, 12/15/2048	569,277	571,826
Series 4903, Class SN, IF, IO, 2.32%, 8/25/2049 (a)	6,734,201	816,947
Series 4936, Class YZ, 2.50%, 12/25/2049	2,043,546	1,799,580
Series 4982, Class JA, 1.50%, 3/25/2050	5,325,689	4,344,367
Series 5028, Class JG, 1.50%, 8/25/2050	5,938,926	4,895,965
Series 5036, Class NA, 0.50%, 11/25/2050	6,788,584	5,071,811
Series 5048, Class TI, IO, 3.00%, 11/25/2050	17,194,107	2,547,116
Series 5054, Class DZ, 2.00%, 12/25/2050	14,730,287	8,360,395
Series 5156, Class DC, 2.00%, 9/25/2051	14,370,703	12,793,863
Series 5190, Class PH, 2.50%, 2/25/2052	3,019,856	2,840,348
Series 5250, PO, 8/25/2052	10,021,256	3,453,189
Series 5438, PO, 9/25/2053	5,024,710	4,249,047
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 5337, Class SB, IF, 7.65%, 9/25/2053 (a)	3,984,490	4,128,472
Series 5358, Class SB, IF, 8.20%, 11/25/2053 (a)	3,198,799	3,396,401
Series 4862, Class NO, PO, 8/15/2057	13,845,633	8,935,655
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	31,988	1,421
Series 197, PO, 4/1/2028	20,216	19,566
Series 233, Class 11, IO, 5.00%, 9/15/2035	80,295	12,352
Series 233, Class 12, IO, 5.00%, 9/15/2035	46,245	6,172
Series 233, Class 13, IO, 5.00%, 9/15/2035	105,207	14,745
Series 239, Class S30, IF, IO, 3.93%, 8/15/2036 (a)	160,873	20,724
Series 262, Class 35, 3.50%, 7/15/2042	4,601,936	4,400,887
Series 299, Class 300, 3.00%, 1/15/2043	167,545	156,653
Series 310, PO, 9/15/2043	649,400	514,169
Series 406, PO, 10/25/2053	5,749,169	5,135,772
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (a)	98,567	92,654
Series T-76, Class 2A, 2.12%, 10/25/2037 (a)	1,267,950	1,176,235
Series T-42, Class A5, 7.50%, 2/25/2042	348,667	380,449
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	35,954	36,893
Series T-54, Class 2A, 6.50%, 2/25/2043	770,374	782,899
Series T-54, Class 3A, 7.00%, 2/25/2043	355,474	374,900
Series T-56, Class A5, 5.23%, 5/25/2043	593,419	577,583
Series T-58, Class A, PO, 9/25/2043	34,520	28,866
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	30,972	32,714
Series T-59, Class 1AP, PO, 10/25/2043	36,550	19,048
Series T-62, Class 1A1, 5.12%, 10/25/2044 (a)	356,280	330,212
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.05%, 10/25/2034 (a)	50,774	50,116
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	122,412	53,011
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-FA4, Class 1A2, IF, IO, 1.86%, 8/25/2037 (a)	2,365,210	217,791
FNMA REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	37,967	34,047
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,382,473	1,416,217
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	99,085	104,512
Series 2003-W8, Class 3F1, 4.18%, 5/25/2042 (a)	62,518	62,447
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	95,129	100,070
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	54,905	56,839
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	47,441	49,315
Series 2005-W3, Class 2AF, 4.00%, 3/25/2045 (a)	114,821	113,860
Series 2005-W4, Class 3A, 5.62%, 6/25/2045 (a)	225,659	230,859
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	36,164	37,230
Series 2006-W2, Class 1AF1, 4.00%, 2/25/2046 (a)	58,080	57,490
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	177,235	185,905
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,540,005	1,557,144
Series 2001-T12, Class A2, 7.50%, 8/25/2041	80,496	81,420
Series 2001-T10, PO, 12/25/2041	5,070	4,523
Series 2002-T4, Class A2, 7.00%, 12/25/2041	64,256	67,372
Series 2002-T4, Class A3, 7.50%, 12/25/2041	155,029	166,539
Series 2002-T16, Class A2, 7.00%, 7/25/2042	66,125	70,615
Series 2002-T19, Class A2, 7.00%, 7/25/2042	149,686	159,639
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	98,138	102,739
Series 2004-T3, Class PT1, 8.93%, 1/25/2044 (a)	78,686	84,535
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	688	683
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2006-94, Class GI, IF, IO, 2.87%, 10/25/2026 (a)	3,377	13
Series 2006-94, Class GK, IF, 14.34%, 10/25/2026 (a)	142	145
Series G97-2, Class ZA, 8.50%, 2/17/2027	1,294	1,306
Series 1997-27, Class J, 7.50%, 4/18/2027	208	210
Series 1997-24, Class Z, 8.00%, 4/18/2027	95	95
Series 1997-46, Class Z, 7.50%, 6/17/2027	6,998	7,022
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	314	10
Series 1998-30, Class ZA, 6.50%, 5/20/2028	30,439	30,931
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3,947	3,982
Series 2002-7, Class FD, 4.48%, 4/25/2029 (a)	11,875	11,911
Series 1999-62, Class PB, 7.50%, 12/18/2029	2,317	2,347
Series 2000-52, IO, 8.50%, 1/25/2031	1,300	146
Series 2002-60, Class FA, 4.53%, 2/25/2031 (a)	35,529	35,662
Series 2002-60, Class FB, 4.53%, 2/25/2031 (a)	35,529	35,662
Series 2001-4, Class ZA, 6.50%, 3/25/2031	46,955	47,946
Series 2001-7, Class PF, 7.00%, 3/25/2031	2,014	2,105
Series 2002-50, Class ZA, 6.00%, 5/25/2031	71,620	73,801
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	8,276	785
Series 2001-49, Class LZ, 8.50%, 7/25/2031	14,610	15,226
Series 2001-38, Class FB, 4.28%, 8/25/2031 (a)	1,890	1,891
Series 2001-36, Class DE, 7.00%, 8/25/2031	13,322	13,906
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,444	3,600
Series 2001-44, Class PU, 7.00%, 9/25/2031	11,059	11,655
Series 2001-53, Class FX, 4.13%, 10/25/2031 (a)	61,093	60,996
Series 2003-52, Class SX, IF, 11.60%, 10/25/2031 (a)	2,938	3,345
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2001-61, Class Z, 7.00%, 11/25/2031	33,870	35,316
Series 2001-72, Class SX, IF, 8.66%, 12/25/2031 (a)	1,727	1,854
Series 2002-1, Class SA, IF, 12.90%, 2/25/2032 (a)	2,441	2,899
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	18,787	316
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	1,207	1,261
Series 2002-30, Class Z, 6.00%, 5/25/2032	54,604	56,887
Series 2002-37, Class Z, 6.50%, 6/25/2032	3,994	4,149
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	44,215	2,383
Series 2004-61, Class FH, 4.58%, 11/25/2032 (a)	297,105	299,153
Series 2011-39, Class ZA, 6.00%, 11/25/2032	388,363	406,578
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	11,860	12,363
Series 2004-59, Class BG, PO, 12/25/2032	18,983	17,190
Series 2002-77, Class S, IF, 7.55%, 12/25/2032 (a)	8,970	9,366
Series 2003-2, Class F, 4.53%, 2/25/2033 (a)	131,056	131,877
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	13,309	79
Series 2003-22, Class UD, 4.00%, 4/25/2033	126,329	126,077
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	5,831	785
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	130,778	16,039
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	178,195	19,724
Series 2003-132, Class OA, PO, 8/25/2033	634	623
Series 2003-74, Class SH, IF, 3.36%, 8/25/2033 (a)	13,654	12,481
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	3,770	53
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	77,496	8,690
Series 2003-86, Class ZA, 5.50%, 9/25/2033	80,666	83,570
Series 2003-91, Class SD, IF, 6.20%, 9/25/2033 (a)	9,445	10,012
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-105, Class AZ, 5.50%, 10/25/2033	379,967	396,712
Series 2003-116, Class SB, IF, IO, 3.82%, 11/25/2033 (a)	61,664	5,346
Series 2006-44, Class P, PO, 12/25/2033	163,972	146,002
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	400,866	421,886
Series 2004-87, Class F, 4.53%, 1/25/2034 (a)	56,075	56,450
Series 2003-130, Class SX, IF, 5.85%, 1/25/2034 (a)	1,180	1,232
Series 2004-17, Class H, 5.50%, 4/25/2034	123,141	128,062
Series 2004-25, Class SA, IF, 9.13%, 4/25/2034 (a)	16,595	18,246
Series 2004-46, Class SK, IF, 6.10%, 5/25/2034 (a)	6,207	6,714
Series 2004-46, Class QB, IF, 8.87%, 5/25/2034 (a)	19,722	21,351
Series 2004-36, Class SA, IF, 9.13%, 5/25/2034 (a)	38,402	43,203
Series 2004-50, Class VZ, 5.50%, 7/25/2034	584,338	611,754
Series 2004-51, Class SY, IF, 6.68%, 7/25/2034 (a)	5,740	6,007
Series 2014-44, Class B, 2.50%, 8/25/2034	530,066	509,542
Series 2005-7, Class LO, PO, 2/25/2035	112,260	103,899
Series 2005-15, Class MO, PO, 3/25/2035	55,101	47,931
Series 2005-13, Class FL, 4.18%, 3/25/2035 (a)	28,121	28,006
Series 2005-56, Class S, IF, IO, 2.93%, 7/25/2035 (a)	90,851	6,786
Series 2005-66, Class SV, IF, IO, 2.97%, 7/25/2035 (a)	41,693	3,229
Series 2005-103, Class SC, IF, 4.17%, 7/25/2035 (a)	113,400	111,471
Series 2005-66, Class SG, IF, 7.92%, 7/25/2035 (a)	38,129	42,693
Series 2005-68, Class PG, 5.50%, 8/25/2035	63,192	65,140
Series 2005-73, Class PS, IF, 7.25%, 8/25/2035 (a)	16,663	17,430
Series 2005-90, Class AO, PO, 10/25/2035	4,516	4,117
Series 2010-39, Class OT, PO, 10/25/2035	44,622	39,607
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-84, Class XM, 5.75%, 10/25/2035	26,908	27,848
Series 2005-90, Class ES, IF, 7.42%, 10/25/2035 (a)	53,432	56,776
Series 2005-106, Class US, IF, 10.70%, 11/25/2035 (a)	18,288	19,329
Series 2006-8, Class WQ, PO, 3/25/2036	156,231	132,904
Series 2006-8, Class WN, IF, IO, 2.92%, 3/25/2036 (a)	572,846	56,637
Series 2006-16, Class HZ, 5.50%, 3/25/2036	42,502	44,325
Series 2006-23, Class KO, PO, 4/25/2036	13,012	11,920
Series 2006-27, Class OH, PO, 4/25/2036	23,662	20,968
Series 2006-44, Class GO, PO, 6/25/2036	61,146	55,030
Series 2006-50, Class JO, PO, 6/25/2036	34,020	29,997
Series 2006-50, Class PS, PO, 6/25/2036	49,945	45,641
Series 2006-53, Class US, IF, IO, 2.80%, 6/25/2036 (a)	91,060	7,349
Series 2006-58, PO, 7/25/2036	63,403	56,229
Series 2006-58, Class AP, PO, 7/25/2036	23,459	19,485
Series 2006-65, Class QO, PO, 7/25/2036	24,365	21,327
Series 2006-56, Class FT, 4.53%, 7/25/2036 (a)	203,318	204,428
Series 2006-63, Class ZH, 6.50%, 7/25/2036	74,825	81,081
Series 2006-72, Class TO, PO, 8/25/2036	25,313	21,412
Series 2006-79, Class DO, PO, 8/25/2036	35,817	30,955
Series 2007-7, Class SG, IF, IO, 2.72%, 8/25/2036 (a)	253,157	26,284
Series 2006-77, Class PC, 6.50%, 8/25/2036	100,435	104,090
Series 2006-78, Class BZ, 6.50%, 8/25/2036	51,166	55,072
Series 2006-86, Class OB, PO, 9/25/2036	55,867	48,627
Series 2006-90, Class AO, PO, 9/25/2036	25,189	22,887
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	293,092	46,676
Series 2006-110, PO, 11/25/2036	28,591	25,247
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2006-111, Class EO, PO, 11/25/2036	20,967	17,266
Series 2006-105, Class ME, 5.50%, 11/25/2036	287,643	298,638
Series 2006-115, Class OK, PO, 12/25/2036	60,270	49,694
Series 2006-119, PO, 12/25/2036	24,960	22,451
Series 2006-117, Class GS, IF, IO, 2.87%, 12/25/2036 (a)	78,589	7,768
Series 2006-118, Class A2, 3.87%, 12/25/2036 (a)	36,298	35,651
Series 2006-120, Class PF, 4.03%, 12/25/2036 (a)	19,023	18,902
Series 2006-120, IO, 6.50%, 12/25/2036	114,054	15,371
Series 2015-91, Class AC, 7.50%, 12/25/2036	952,339	1,009,285
Series 2006-126, Class AO, PO, 1/25/2037	112,834	99,298
Series 2007-1, Class SD, IF, 16.31%, 2/25/2037 (a)	32,521	57,182
Series 2007-14, Class OP, PO, 3/25/2037	36,047	32,100
Series 2007-22, Class SC, IF, IO, 2.30%, 3/25/2037 (a)	3,663	128
Series 2007-14, Class ES, IF, IO, 2.66%, 3/25/2037 (a)	1,362,979	151,473
Series 2007-16, Class FC, 4.53%, 3/25/2037 (a)	15,698	15,787
Series 2009-63, Class P, 5.00%, 3/25/2037	6,050	6,016
Series 2007-18, Class MZ, 6.00%, 3/25/2037	145,055	154,585
Series 2007-39, Class EF, 4.03%, 5/25/2037 (a)	13,264	13,118
Series 2007-46, Class ZK, 5.50%, 5/25/2037	56,927	59,655
Series 2007-54, Class WI, IF, IO, 2.32%, 6/25/2037 (a)	117,311	12,123
Series 2007-72, Class EK, IF, IO, 2.62%, 7/25/2037 (a)	383,714	43,438
Series 2007-65, Class KI, IF, IO, 2.84%, 7/25/2037 (a)	77,833	7,899
Series 2007-60, Class AX, IF, IO, 3.37%, 7/25/2037 (a)	116,635	16,074
Series 2007-76, Class ZG, 6.00%, 8/25/2037	76,370	79,343
Series 2007-78, Class CB, 6.00%, 8/25/2037	34,028	36,257
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-79, Class SB, IF, 10.15%, 8/25/2037 (a)	9,876	11,850
Series 2007-88, Class VI, IF, IO, 2.76%, 9/25/2037 (a)	53,935	4,618
Series 2009-86, Class OT, PO, 10/25/2037	172,158	149,765
Series 2007-100, Class SM, IF, IO, 2.67%, 10/25/2037 (a)	115,026	12,618
Series 2007-91, Class ES, IF, IO, 2.68%, 10/25/2037 (a)	184,754	20,038
Series 2007-112, Class SA, IF, IO, 2.67%, 12/25/2037 (a)	339,976	44,951
Series 2007-116, Class HI, IO, 1.88%, 1/25/2038 (a)	233,839	15,548
Series 2008-1, Class BI, IF, IO, 2.13%, 2/25/2038 (a)	100,862	8,410
Series 2008-12, Class CO, PO, 3/25/2038	183,389	164,313
Series 2008-16, Class IS, IF, IO, 2.42%, 3/25/2038 (a)	71,420	5,802
Series 2008-10, Class XI, IF, IO, 2.45%, 3/25/2038 (a)	60,426	5,562
Series 2008-20, Class SA, IF, IO, 3.21%, 3/25/2038 (a)	68,120	7,586
Series 2009-79, Class UA, 7.00%, 3/25/2038	6,186	6,390
Series 2008-32, Class SA, IF, IO, 3.07%, 4/25/2038 (a)	15,040	1,326
Series 2008-27, Class SN, IF, IO, 3.12%, 4/25/2038 (a)	33,235	3,562
Series 2008-44, PO, 5/25/2038	8,345	7,551
Series 2008-53, Class CI, IF, IO, 3.42%, 7/25/2038 (a)	33,618	3,449
Series 2011-47, Class ZA, 5.50%, 7/25/2038	163,452	169,862
Series 2008-80, Class SA, IF, IO, 2.07%, 9/25/2038 (a)	79,377	7,077
Series 2008-81, Class SB, IF, IO, 2.07%, 9/25/2038 (a)	76,497	5,994
Series 2008-80, Class GP, 6.25%, 9/25/2038	8,358	8,907
Series 2009-6, Class GS, IF, IO, 2.77%, 2/25/2039 (a)	35,614	3,004
Series 2009-4, Class BD, 4.50%, 2/25/2039	2,045	1,897
Series 2009-17, Class QS, IF, IO, 2.87%, 3/25/2039 (a)	37,139	3,444
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	102,006	14,545
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2009-47, Class MT, 7.00%, 7/25/2039	6,454	6,745
Series 2009-69, PO, 9/25/2039	43,150	35,590
Series 2009-84, Class WS, IF, IO, 2.12%, 10/25/2039 (a)	38,090	3,195
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	75,593	12,288
Series 2009-92, Class AD, 6.00%, 11/25/2039	5,804	5,800
Series 2009-99, Class SC, IF, IO, 2.40%, 12/25/2039 (a)	29,072	2,305
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	90,451	92,638
Series 2009-103, Class MB, 6.55%, 12/25/2039 (a)	212,101	213,694
Series 2009-112, Class ST, IF, IO, 2.47%, 1/25/2040 (a)	91,457	9,812
Series 2009-113, Class FB, 4.33%, 1/25/2040 (a)	95,203	95,256
Series 2010-23, Class KS, IF, IO, 3.32%, 2/25/2040 (a)	48,437	4,011
Series 2010-1, Class WA, 6.27%, 2/25/2040 (a)	200,418	204,010
Series 2010-49, Class SC, IF, 5.10%, 3/25/2040 (a)	95,923	97,212
Series 2010-16, Class WB, 6.09%, 3/25/2040 (a)	482,223	490,616
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	145,713	149,198
Series 2010-35, Class SB, IF, IO, 2.64%, 4/25/2040 (a)	66,496	4,556
Series 2010-40, Class FJ, 4.38%, 4/25/2040 (a)	7,360	7,362
Series 2010-42, Class S, IF, IO, 2.62%, 5/25/2040 (a)	30,688	2,651
Series 2010-43, Class FD, 4.38%, 5/25/2040 (a)	100,565	100,689
Series 2010-61, Class WA, 6.06%, 6/25/2040 (a)	63,997	65,171
Series 2010-68, Class SA, IF, IO, 1.22%, 7/25/2040 (a)	227,920	13,659
Series 2010-103, Class ME, 4.00%, 9/25/2040	266,869	265,288
Series 2010-111, Class AM, 5.50%, 10/25/2040	303,896	319,486
Series 2010-125, Class SA, IF, IO, 0.66%, 11/25/2040 (a)	234,425	11,589
Series 2010-123, Class FL, 4.21%, 11/25/2040 (a)	25,502	25,408
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,177,830	1,194,456
Series 2010-147, Class SA, IF, IO, 2.75%, 1/25/2041 (a)	861,444	102,614
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,564,384	1,602,508
Series 2011-30, Class LS, IO, 1.96%, 4/25/2041 (a)	148,757	11,395
Series 2011-75, Class FA, 4.33%, 8/25/2041 (a)	16,165	16,163
Series 2011-118, Class LB, 7.00%, 11/25/2041	231,681	250,055
Series 2011-118, Class MT, 7.00%, 11/25/2041	391,876	420,335
Series 2011-118, Class NT, 7.00%, 11/25/2041	403,619	436,208
Series 2013-2, Class LZ, 3.00%, 2/25/2043	35,011	26,362
Series 2013-4, Class AJ, 3.50%, 2/25/2043	784,226	758,396
Series 2013-92, PO, 9/25/2043	604,896	480,032
Series 2013-101, Class DO, PO, 10/25/2043	710,647	532,170
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,198,709	10,604,821
Series 2018-11, Class LA, 3.50%, 7/25/2045	757,909	751,783
Series 2018-63, Class DA, 3.50%, 9/25/2048	411,204	388,309
Series 2018-68, Class DZ, 4.00%, 9/25/2048	925,243	895,207
Series 2019-20, Class H, 3.50%, 5/25/2049	1,319,211	1,233,469
Series 2019-32, Class SD, IF, IO, 2.27%, 6/25/2049 (a)	6,656,729	780,318
Series 2021-91, Class GB, 1.75%, 7/25/2049	17,041,318	14,743,753
Series 2010-103, Class SB, IF, IO, 2.32%, 11/25/2049 (a)	332,301	30,833
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056,000	2,404,757
Series 2020-36, Class SH, IF, IO, 2.27%, 6/25/2050 (a)	9,543,181	1,187,764
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,428,638	2,951,032
Series 2020-61, Class SB, IF, IO, 0.42%, 9/25/2050 (a)	5,824,738	255,686
Series 2011-2, Class WA, 5.80%, 2/25/2051 (a)	40,755	42,759
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2011-43, Class WA, 5.71%, 5/25/2051 (a)	54,489	57,295
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	326,813	326,527
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,777,530	1,778,628
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	405,306	426,245
Series 2025-18, Class MA, 0.50%, 9/25/2054	29,951,698	25,715,726
Series 2025-29, Class LA, 2.00%, 5/25/2055	10,232,495	9,184,524
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	841	842
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	243,911	247,011
Series 2007-W2, Class 1A1, 4.10%, 3/25/2037 (a)	119,625	118,548
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	48,070	49,188
Series 2007-W7, Class 1A4, IF, 16.49%, 7/25/2037 (a)	6,203	8,649
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	160,483	162,200
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	711,416	29,684
Series 2003-W4, Class 2A, 5.02%, 10/25/2042 (a)	11,640	11,874
Series 2003-W1, Class 1A1, 4.68%, 12/25/2042 (a)	87,283	88,181
Series 2003-W1, Class 2A, 5.04%, 12/25/2042 (a)	60,615	61,351
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	210,425	221,788
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	47,275	48,868
Series 2006-W3, Class 1AF1, 4.02%, 10/25/2046 (a)	31,311	31,001
Series 2009-W1, Class A, 6.00%, 12/25/2049	168,869	176,554
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.58%, 6/27/2036 (a)	113,935	115,045
Series 2007-54, Class FA, 4.18%, 6/25/2037 (a)	50,380	50,086
Series 2007-64, Class FB, 4.15%, 7/25/2037 (a)	76,381	76,050
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-106, Class A7, 6.06%, 10/25/2037 (a)	20,648	21,000
Series 2003-7, Class A1, 6.50%, 12/25/2042	111,409	114,060
FNMA, STRIPS
Series 331, Class 13, IO, 7.00%, 11/25/2032	40,743	4,309
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	19,411	2,109
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	44,195	4,535
Series 356, Class 3, IO, 5.00%, 1/25/2035	57,714	6,709
Series 365, Class 8, IO, 5.50%, 5/25/2036	77,834	13,409
Series 373, Class 1, PO, 7/25/2036	476,720	423,027
Series 374, Class 5, IO, 5.50%, 8/25/2036	28,401	4,216
Series 393, Class 6, IO, 5.50%, 4/25/2037	10,322	870
Series 383, Class 32, IO, 6.00%, 1/25/2038	71,338	12,236
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.37%, 6/19/2035 (a)	114,566	112,838
GNMA
Series 2001-35, Class SA, IF, IO, 4.48%, 8/16/2031 (a)	11,977	32
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	73,295	695
Series 2010-41, Class WA, 5.80%, 10/20/2033 (a)	225,757	232,105
Series 2003-112, Class SA, IF, IO, 2.78%, 12/16/2033 (a)	97,991	578
Series 2004-28, Class S, IF, 9.28%, 4/16/2034 (a)	21,914	23,969
Series 2004-46, Class AO, PO, 6/20/2034	36,009	30,639
Series 2010-103, Class WA, 5.65%, 8/20/2034 (a)	123,916	127,064
Series 2004-73, Class JL, IF, IO, 2.78%, 9/16/2034 (a)	349,702	31,613
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	7,898	7,939
Series 2004-90, Class SI, IF, IO, 2.32%, 10/20/2034 (a)	104,604	4,286
Series 2005-68, Class DP, IF, 7.34%, 6/17/2035 (a)	16,897	18,676
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-14, Class CO, PO, 8/20/2035	236,202	202,542
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	310,604	25,440
Series 2005-68, Class KI, IF, IO, 2.52%, 9/20/2035 (a)	202,607	17,813
Series 2005-72, Class AZ, 5.50%, 9/20/2035	132,282	134,676
Series 2005-85, IO, 5.50%, 11/16/2035	76,894	726
Series 2010-14, Class BO, PO, 11/20/2035	41,626	35,810
Series 2006-16, Class OP, PO, 3/20/2036	37,132	31,618
Series 2006-22, Class AO, PO, 5/20/2036	26,464	22,450
Series 2006-34, PO, 7/20/2036	21,263	17,986
Series 2006-59, Class SD, IF, IO, 2.92%, 10/20/2036 (a)	36,903	2,226
Series 2011-22, Class WA, 5.76%, 2/20/2037 (a)	402,874	415,066
Series 2007-17, Class JO, PO, 4/16/2037	30,484	25,337
Series 2007-17, Class JI, IF, IO, 3.04%, 4/16/2037 (a)	221,700	16,762
Series 2010-129, Class AW, 5.80%, 4/20/2037 (a)	139,262	143,778
Series 2007-31, Class AO, PO, 5/16/2037	204,721	168,294
Series 2007-25, Class FN, 4.07%, 5/16/2037 (a)	28,729	28,510
Series 2007-28, Class BO, PO, 5/20/2037	4,921	4,095
Series 2007-26, Class SC, IF, IO, 2.42%, 5/20/2037 (a)	99,778	800
Series 2007-36, Class HO, PO, 6/16/2037	4,754	3,894
Series 2007-36, Class SE, IF, IO, 2.70%, 6/16/2037 (a)	95,077	559
Series 2007-36, Class SG, IF, IO, 2.69%, 6/20/2037 (a)	148,003	921
Series 2007-45, Class QA, IF, IO, 2.86%, 7/20/2037 (a)	45,808	2,968
Series 2007-40, Class SD, IF, IO, 2.97%, 7/20/2037 (a)	114,019	3,091
Series 2007-42, Class SB, IF, IO, 2.97%, 7/20/2037 (a)	112,275	3,375
Series 2007-53, Class SW, IF, 8.86%, 9/20/2037 (a)	14,366	15,598
Series 2009-79, Class OK, PO, 11/16/2037	65,812	55,611
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-74, Class SL, IF, IO, 2.77%, 11/16/2037 (a)	347,277	1,952
Series 2007-76, Class SA, IF, IO, 2.75%, 11/20/2037 (a)	95,359	600
Series 2007-79, Class SY, IF, IO, 2.77%, 12/20/2037 (a)	124,939	465
Series 2008-2, Class MS, IF, IO, 3.39%, 1/16/2038 (a)	75,969	5,643
Series 2008-1, PO, 1/20/2038	15,537	12,840
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	135,379	141,473
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	170,196	10,853
Series 2008-10, Class S, IF, IO, 2.05%, 2/20/2038 (a)	50,797	243
Series 2009-106, Class ST, IF, IO, 2.22%, 2/20/2038 (a)	275,899	3,549
Series 2008-33, Class XS, IF, IO, 3.93%, 4/16/2038 (a)	54,060	2,245
Series 2008-36, Class SH, IF, IO, 2.52%, 4/20/2038 (a)	113,763	651
Series 2012-52, Class WA, 6.18%, 4/20/2038 (a)	1,072,030	1,114,480
Series 2008-40, Class SA, IF, IO, 2.63%, 5/16/2038 (a)	309,392	15,360
Series 2008-55, Class SA, IF, IO, 2.42%, 6/20/2038 (a)	56,883	246
Series 2008-62, Class SA, IF, IO, 2.37%, 7/20/2038 (a)	282,801	1,574
Series 2008-71, Class SC, IF, IO, 2.22%, 8/20/2038 (a)	19,371	100
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	214,636	221,778
Series 2009-25, Class SE, IF, IO, 3.82%, 9/20/2038 (a)	53,406	938
Series 2011-97, Class WA, 6.07%, 11/20/2038 (a)	337,436	344,605
Series 2008-93, Class AS, IF, IO, 1.92%, 12/20/2038 (a)	90,007	5,043
Series 2008-96, Class SL, IF, IO, 2.22%, 12/20/2038 (a)	62,975	484
Series 2008-95, Class DS, IF, IO, 3.52%, 12/20/2038 (a)	213,046	1,712
Series 2011-163, Class WA, 5.83%, 12/20/2038 (a)	461,754	480,137
Series 2009-6, Class SA, IF, IO, 2.33%, 2/16/2039 (a)	69,569	341
Series 2009-10, Class SA, IF, IO, 2.17%, 2/20/2039 (a)	114,703	8,415
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	356,646	3,429
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	78,237	3,685
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	92,147	4,517
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	26,396	1,461
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	61,289	3,687
Series 2009-43, Class SA, IF, IO, 2.17%, 6/20/2039 (a)	74,965	3,362
Series 2009-42, Class SC, IF, IO, 2.30%, 6/20/2039 (a)	142,605	11,709
Series 2009-64, Class SN, IF, IO, 2.33%, 7/16/2039 (a)	78,706	3,833
Series 2009-54, Class JZ, 5.50%, 7/20/2039	606,747	641,676
Series 2009-67, Class SA, IF, IO, 2.28%, 8/16/2039 (a)	103,852	8,568
Series 2009-72, Class SM, IF, IO, 2.48%, 8/16/2039 (a)	180,178	14,248
Series 2009-106, Class AS, IF, IO, 2.63%, 11/16/2039 (a)	257,597	25,604
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	453,115	472,154
Series 2013-75, Class WA, 5.07%, 6/20/2040 (a)	198,952	205,625
Series 2011-137, Class WA, 5.58%, 7/20/2040 (a)	770,703	808,910
Series 2010-130, Class CP, 7.00%, 10/16/2040	131,578	140,836
Series 2010-157, Class OP, PO, 12/20/2040	382,140	334,417
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	3,548,569	3,458,256
Series 2011-100, Class MY, 4.00%, 7/20/2041	666,589	664,779
Series 2012-24, Class WA, 5.50%, 7/20/2041 (a)	973,517	1,008,784
Series 2013-26, Class AK, 4.70%, 9/20/2041 (a)	473,536	484,881
Series 2014-188, Class W, 4.54%, 10/20/2041 (a)	478,979	488,067
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	1,860,453	1,877,344
Series 2012-141, Class WC, 3.75%, 1/20/2042 (a)	895,792	868,896
Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	1,426,167	1,387,180
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2012-138, Class PT, 3.99%, 11/16/2042 (a)	1,475,515	1,449,774
Series 2013-54, Class WA, 4.90%, 11/20/2042 (a)	904,234	937,828
Series 2017-99, Class PT, 5.99%, 8/20/2044 (a)	473,633	499,407
Series 2021-103, Class WA, 4.20%, 6/20/2045 (a)	2,800,692	2,775,308
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,129,437	1,108,135
Series 2018-160, Class PA, 3.50%, 7/20/2046	543,775	539,533
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,127,723	201,711
Series 2019-31, Class TS, IF, IO, 2.27%, 3/20/2049 (a)	13,092,184	1,209,037
Series 2019-111, IO, 5.00%, 4/20/2049	4,588,062	694,677
Series 2019-65, Class ST, IF, IO, 2.27%, 5/20/2049 (a)	6,535,440	685,528
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	2,847,425	307,901
Series 2019-112, Class GS, IF, IO, 2.29%, 9/20/2049 (a)	1,510,554	198,659
Series 2019-112, Class SG, IF, IO, 2.32%, 9/20/2049 (a)	2,105,063	216,716
Series 2023-43, Class B, 4.00%, 12/20/2049	14,267,615	13,744,093
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,128,729	780,826
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	16,697,578	2,568,613
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	7,938,162	1,377,072
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	8,623,122	1,569,479
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	11,078,357	1,973,875
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,666,734	6,357,634
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	17,869,416	2,746,828
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	9,479,465	2,033,981
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,537,421	3,255,386
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	13,283,835	2,130,788
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	19,218,233	3,258,818
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	16,703,386	487,872
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	14,929,412	395,392
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	18,710,105	2,896,418
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	10,361,464	1,989,243
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	16,810,504	2,389,089
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	12,120,380	1,803,692
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	8,473,993	1,564,156
Series 2024-197, Class BN, 3.00%, 5/20/2051	16,334,465	15,472,111
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,298,743	827,820
Series 2022-87, Class JT, IF, 5.67%, 5/20/2052 (a)	11,601,830	11,865,076
Series 2022-172, Class DS, IF, 6.19%, 10/20/2052 (a)	3,594,251	3,789,913
Series 2022-179, Class WE, IF, 6.35%, 10/20/2052 (a)	3,820,673	3,848,204
Series 2022-190, Class LS, IF, 4.85%, 11/20/2052 (a)	7,759,025	7,528,935
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,657,184	3,631,969
Series 2023-53, Class SL, IF, 5.18%, 4/20/2053 (a)	7,292,372	7,122,533
Series 2023-65, Class KS, IF, 4.88%, 5/20/2053 (a)	6,806,981	6,585,814
Series 2023-69, Class S, IF, 5.52%, 5/20/2053 (a)	4,896,725	4,925,718
Series 2023-63, Class SY, IF, 8.94%, 5/20/2053 (a)	5,928,035	6,667,912
Series 2023-89, Class BS, IF, 4.94%, 6/20/2053 (a)	6,585,718	6,369,948
Series 2023-89, Class SC, IF, 6.94%, 6/20/2053 (a)	6,497,626	6,834,920
Series 2023-89, Class QS, IF, 7.18%, 6/20/2053 (a)	8,359,910	8,922,427
Series 2023-115, Class TS, IF, 7.81%, 6/20/2053 (a)	3,505,879	3,680,763
Series 2023-101, Class S, IF, 4.58%, 7/20/2053 (a)	1,570,188	1,458,564
Series 2023-128, Class SL, IF, 7.42%, 8/20/2053 (a)	7,379,794	7,832,555
Series 2023-146, Class GO, PO, 10/20/2053	12,577,052	10,066,010
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-164, Class LO, PO, 6/20/2054	6,235,460	5,073,361
Series 2025-105, Class SM, IF, 5.40%, 6/20/2055 (a)	13,234,852	13,026,674
Series 2012-H24, Class FG, 4.23%, 4/20/2060 (a)	1,626	1,621
Series 2013-H03, Class FA, 4.10%, 8/20/2060 (a)	238	237
Series 2013-H05, Class FB, 4.19%, 2/20/2062 (a)	3,908	3,883
Series 2013-H07, Class MA, 4.35%, 4/20/2062 (a)	321	321
Series 2013-H02, Class HF, 4.10%, 11/20/2062 (a)	239	238
Series 2013-H01, Class JA, 4.12%, 1/20/2063 (a)	309,702	308,963
Series 2013-H04, Class SA, 4.22%, 2/20/2063 (a)	570,819	570,194
Series 2013-H08, Class BF, 4.20%, 3/20/2063 (a)	180,442	179,728
Series 2013-H07, Class HA, 4.21%, 3/20/2063 (a)	328,458	328,057
Series 2013-H09, Class HA, 1.65%, 4/20/2063	29,986	28,814
Series 2024-64, Class EO, PO, 4/20/2064	11,912,664	10,530,028
Series 2016-H13, Class FD, 3.93%, 5/20/2066 (a)	148,122	148,183
Series 2016-H13, Class FT, 4.38%, 5/20/2066 (a)	10,371	10,382
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (a)	295,513	298,596
Series 2016-H26, Class FC, 4.80%, 12/20/2066 (a)	289,365	291,334
Series 2017-H05, Class FC, 4.55%, 2/20/2067 (a)	375,396	376,546
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (a)	1,374,784	57,467
Series 2017-H11, Class XI, IO, 2.25%, 5/20/2067 (a)	4,438,378	157,016
Series 2017-H14, Class XI, IO, 1.87%, 6/20/2067 (a)	2,247,057	58,451
Series 2017-H14, Class AI, IO, 2.29%, 6/20/2067 (a)	1,667,570	71,182
Series 2020-H11, Class GI, IO, 3.25%, 7/20/2067 (a)	359,078	3,522
Series 2017-H16, Class F, 4.63%, 8/20/2067 (a)	839,259	844,053
Series 2017-H17, Class FQ, 5.05%, 9/20/2067 (a)	1,440,572	1,455,554
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-H25, Class HI, IO, 2.10%, 10/20/2067 (a)	1,440,767	54,394
Series 2018-H04, Class FE, 4.92%, 2/20/2068 (a)	619,644	622,768
Series 2018-H18, Class AI, IO, 1.64%, 9/20/2068 (a)	43,361,068	2,739,204
Series 2019-H14, Class IE, IO, 0.61%, 5/20/2069 (a)	1,820,195	46,058
Series 2019-H12, Class JI, IO, 2.02%, 7/20/2069 (a)	94,407	23
Series 2019-H14, Class KI, IO, 2.24%, 7/20/2069 (a)	50,562	13
Series 2019-H15, Class IJ, IO, 2.18%, 8/20/2069 (a)	2,924,972	59,438
Series 2019-H18, Class CI, IO, 1.49%, 10/20/2069 (a)	20,421,437	1,124,513
Series 2019-H18, Class KI, IO, 2.35%, 11/20/2069 (a)	455,326	2,215
Series 2020-H02, Class DI, IO, 2.24%, 12/20/2069 (a)	1,557,404	11,186
Series 2020-H05, IO, 1.70%, 3/20/2070 (a)	19,016,212	1,118,113
Series 2020-H07, Class DI, IO, 1.99%, 4/20/2070 (a)	22,555,109	1,352,630
Series 2020-H09, Class IE, IO, 2.18%, 5/20/2070 (a)	4,389,570	182,080
Series 2020-H17, Class IJ, IO, 1.52%, 10/20/2070 (a)	9,433,160	447,069
Series 2020-H17, Class IK, IO, 1.77%, 10/20/2070 (a)	40,525,791	2,558,782
Series 2021-H01, Class AI, IO, 1.72%, 11/20/2070 (a)	76,667,647	4,435,707
Series 2020-H22, Class JI, IO, 1.12%, 12/20/2070 (a)	109,683,182	5,831,920
Series 2020-H22, Class IH, IO, 1.22%, 12/20/2070 (a)	10,648,542	563,632
Series 2021-H01, Class DI, IO, 2.05%, 12/20/2070 (a)	24,954,139	1,928,893
Series 2021-H02, Class JI, IO, 0.74%, 1/20/2071 (a)	24,841,785	1,148,009
Series 2021-H02, Class IH, IO, 0.86%, 1/20/2071 (a)	16,892,681	837,292
Series 2021-H02, Class IJ, IO, 1.12%, 1/20/2071 (a)	107,345,785	5,688,828
Series 2021-H02, Class HI, IO, 1.61%, 1/20/2071 (a)	22,761,969	606,802
Series 2021-H03, Class IN, IO, 0.71%, 2/20/2071 (a)	50,112,917	2,429,819
Series 2021-H03, Class IE, IO, 0.74%, 2/20/2071 (a)	7,061,177	285,853
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-H03, Class NI, IO, 0.85%, 2/20/2071 (a)	28,214,996	1,357,399
Series 2021-H03, Class TI, IO, 0.88%, 2/20/2071 (a)	53,783,657	2,478,819
Series 2021-H03, Class PI, IO, 1.31%, 2/20/2071 (a)	30,491,815	1,524,080
Series 2021-H03, Class IP, IO, 1.66%, 2/20/2071 (a)	38,299,280	1,892,864
Series 2021-H05, Class IQ, IO, 1.68%, 2/20/2071 (a)	74,406,642	3,199,977
Series 2021-H05, Class QI, IO, 0.47%, 3/20/2071 (a)	108,042,990	3,660,140
Series 2021-H06, Class IA, IO, 0.54%, 3/20/2071 (a)	17,109,409	511,671
Series 2023-H06, Class EI, IO, 0.73%, 3/20/2071 (a)	41,018,547	1,101,592
Series 2021-H06, Class QI, IO, 0.38%, 4/20/2071 (a)	41,369,266	1,283,279
Series 2021-H06, IO, 0.85%, 4/20/2071 (a)	71,785,013	2,923,366
Series 2021-H14, Class IY, IO, 0.16%, 9/20/2071 (a)	76,285,716	1,789,997
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	5,918,873	5,820,715
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	7,045,561	6,969,031
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	101,792	100,273
Series 2004-4, Class 1AF, 4.19%, 6/25/2034 (a) (c)	65,245	59,072
Series 2005-RP2, Class 1AF, 4.14%, 3/25/2035 (a) (c)	125,243	117,421
Series 2005-RP3, Class 1AS, IO, 0.42%, 9/25/2035 (a) (c)	397,157	8,841
Series 2005-RP3, Class 1AF, 4.14%, 9/25/2035 (a) (c)	873,744	755,724
Series 2006-RP2, Class 1AS2, IF, IO, 2.19%, 4/25/2036 (a) (c)	712,875	44,841
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	71,622	72,549
Series 2003-13, Class 1A1, 5.57%, 10/25/2033 (a)	18,393	18,498
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	2,693	3,078
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	76,145	76,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	69,742	71,609
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28,393	28,830
Series 2005-5F, Class 8A3, 4.29%, 6/25/2035 (a)	16,276	15,770
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	185,569	187,850
Series 2006-1F, Class 1AP, PO, 2/25/2036	44,146	26,213
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,085,654	443,993
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (c) (d)	2,865,000	2,877,322
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	95,765	99,380
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.66%, 3/25/2036 (a)	56,706	38,189
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.31%, 11/25/2033 (a)	30,823	30,760
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (a)	55,760	55,646
Series 2006-A3, Class 6A1, 4.94%, 8/25/2034 (a)	18,291	18,225
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (a)	72,249	73,610
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	3,982	3,839
Series 2004-A4, Class 1A1, 6.74%, 9/25/2034 (a)	1,526	1,500
Series 2005-A1, Class 3A4, 5.31%, 2/25/2035 (a)	35,303	34,233
Series 2007-A1, Class 5A2, 5.82%, 7/25/2035 (a)	23,598	23,561
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	2,959,108	2,961,395
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.73%, 4/25/2036 (a)	164,446	101,311
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	4,245	3,767
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	310,764	72,216
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780,000	5,791,121
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200,000	6,250,214
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	10,284,000	10,380,762
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (c) (d)	2,500,000	2,515,913
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (c) (d)	5,987,000	6,012,084
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.25%, 4/21/2034 (a)	20,651	20,384
Series 2004-3, Class 4A2, 4.23%, 4/25/2034 (a)	17,151	15,583
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (a)	12,279	11,844
Series 2004-13, Class 3A7, 5.60%, 11/21/2034 (a)	106,604	106,194
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (a)	21,509	21,209
MASTR Alternative Loan Trust
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	54,577	56,686
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	21,140	20,302
Series 2004-1, Class 30, PO, 2/25/2034	27,593	19,339
Series 2004-3, Class 30, PO, 4/25/2034	50,474	38,489
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	22,808	3,304
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	50,136	51,804
Series 2004-5, Class 30, PO, 6/25/2034	57,667	43,707
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	17,619	2,837
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	25,007	3,817
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	253,908	252,421
Series 2004-7, Class 30, PO, 8/25/2034	12,815	9,154
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	48,443	6,435
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	463,097	70,161
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	1	—
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	20,529	17,411
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	26,236	22,254
Series 2004-1, Class 30, PO, 2/25/2034	3,849	3,042
Series 2004-3, PO, 3/25/2034	599	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.14%, 5/25/2035 (a) (c)	998,603	467,354
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	31,696	24,028
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 4.87%, 3/25/2028 (a)	8,923	8,212
Series 2003-E, Class A1, 4.41%, 10/25/2028 (a)	58,625	55,522
Series 2003-F, Class A1, 4.43%, 10/25/2028 (a)	35,433	34,946
Series 2004-D, Class A2, 4.77%, 9/25/2029 (a)	37,414	36,807
Series 2004-E, Class A2A, 4.97%, 11/25/2029 (a)	14,690	14,085
Series 2003-A5, Class 2A6, 6.11%, 8/25/2033 (a)	35,246	34,467
Series 2004-A4, Class A2, 5.11%, 8/25/2034 (a)	62,090	59,379
Series 2004-1, Class 2A1, 5.04%, 12/25/2034 (a)	50,092	47,093
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.62%, 7/25/2033 (a)	11,178	10,825
Series 2005-A1, Class 3A, 5.02%, 12/25/2034 (a)	7,718	7,632
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	9,718,094	9,504,743
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (a) (c)	15,000,000	14,742,193
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (a) (c)	2,000,000	1,927,956
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	94,969	94,844
MortgageIT Trust Series 2005-5, Class A1, 4.31%, 12/25/2035 (a)	14,632	14,685
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	120,757	106,537
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910,000	11,939,626
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700,000	7,791,613
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22,059	22,330
Series 2003-A1, Class A1, 5.50%, 5/25/2033	3,126	3,152
Series 2003-A1, Class A2, 6.00%, 5/25/2033	5,598	5,744
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	1,301,989	1,285,200
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390,000	1,358,417
OLIT Series 2025-HB2, Class M1, 3.00%, 11/25/2038 ‡ (a) (c)	6,675,000	6,356,508
Onity Loan Investment Trust Series 2025-HB1, Class M1, 3.00%, 6/25/2038 ‡ (a) (c)	4,115,000	3,946,844
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	7,566,171	7,325,776
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	46,534	47,032
Series 2005-4, Class 2, PO, 10/25/2035 ‡	42,642	33,779
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,120,886	2,107,726
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	3,234,270	3,213,322
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	3,129,726	3,111,900
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	7,824,766	7,751,922
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (c) (d)	4,631,000	4,688,147
RALI Trust
Series 2004-QA4, Class NB3, 7.20%, 9/25/2034 (a)	60,956	60,299
Series 2004-QA6, Class NB2, 4.33%, 12/26/2034 (a)	21,912	21,108
Series 2005-QA6, Class A32, 6.84%, 5/25/2035 (a)	443,503	226,213
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2005-QA10, Class A31, 4.97%, 9/25/2035 (a)	46,331	30,607
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	81,278	65,946
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	71,425	71,171
Series 2004-IP2, Class 1A1, 5.99%, 12/25/2034 (a)	153,479	153,863
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	454,604	93,059
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	163,812	79,809
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300,000	3,040,786
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU, 3.25%, 6/25/2065	8,188,990	7,135,041
Series 2025-2, Class TTW, 4.25%, 6/25/2065	9,273,089	9,184,114
Seasoned Loans Structured Transaction Trust Series 2025-2, Class A1, 3.00%, 10/25/2035	17,898,786	17,053,160
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 4.54%, 4/20/2033 (a)	60,702	57,219
Series 2004-8, Class A1, 4.48%, 9/20/2034 (a)	176,412	156,816
Series 2004-8, Class A2, 4.76%, 9/20/2034 (a)	101,228	96,710
Series 2004-9, Class A1, 4.46%, 10/20/2034 (a)	309,978	287,428
Series 2004-10, Class A1A, 4.40%, 11/20/2034 (a)	127,684	122,614
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.44%, 10/19/2034 (a)	131,821	128,474
Series 2005-AR5, Class A3, 4.28%, 7/19/2035 (a)	202,696	196,416
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.40%, 11/25/2033 (a)	27,010	26,881
Series 2003-37A, Class 2A, 5.43%, 12/25/2033 (a)	192,740	190,243
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.43%, 9/25/2043 (a)	10,531	10,571
Series 2004-1, Class II2A, 3.00%, 3/25/2044 (a)	7,467	7,326
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (c) (d)	1,500,000	1,509,707
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	820,992	814,152
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550,000	6,835,939
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	15,132,189	13,941,208
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250,000	8,664,294
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 4/25/2040 (c) (d)	8,695,000	8,718,126
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	4,004	4,002
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	13,517	13,666
Series 1998-1, Class 2E, 7.00%, 3/15/2028	21,384	21,618
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,014,670	997,417
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	55,485	56,636
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	27,555	27,586
Series 2003-AR8, Class A, 5.19%, 8/25/2033 (a)	53,416	52,671
Series 2003-AR7, Class A7, 5.64%, 8/25/2033 (a)	64,249	63,109
Series 2003-AR9, Class 1A6, 5.39%, 9/25/2033 (a)	216,444	213,102
Series 2003-AR9, Class 2A, 5.69%, 9/25/2033 (a)	23,411	22,977
Series 2003-S9, Class P, PO, 10/25/2033	2,956	2,387
Series 2003-S9, Class A8, 5.25%, 10/25/2033	178,906	179,894
Series 2003-AR11, Class A6, 5.76%, 10/25/2033 (a)	137,650	130,204
Series 2004-AR3, Class A1, 5.33%, 6/25/2034 (a)	12,410	11,937
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2004-AR3, Class A2, 5.33%, 6/25/2034 (a)	84,106	80,901
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	181,419	180,043
Series 2006-AR10, Class 2P, 4.14%, 9/25/2036 (a)	25,406	23,491
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	19,842	19,936
Series 2005-2, Class 1A4, IF, IO, 1.26%, 4/25/2035 (a)	1,302,439	73,907
Series 2005-4, Class CB7, 5.50%, 6/25/2035	151,459	142,120
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	115,517	104,913
Series 2005-11, Class A4, IF, IO, 1.16%, 1/25/2036 (a)	2,019,928	115,659
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	72,465	75,921
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 6.69%, 10/25/2034 (a)	110,023	109,031
Series 2007-7, Class A7, 6.00%, 6/25/2037	53,689	49,703
Total Collateralized Mortgage Obligations (Cost $977,022,750)		979,457,020
Asset-Backed Securities — 12.1%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	272,646	269,484
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	2,410,699	2,277,934
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (c)	7,966,032	8,076,367
Ajax Mortgage Loan Trust Series 2021-G, Class A, 5.87%, 6/25/2061 (a) (c)	1,839,371	1,840,769
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463,000	2,337,103
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400,000	3,229,724
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (c)	12,965,000	12,695,840
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181,000	8,041,107
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (c)	3,000,000	2,923,281
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000,000	9,692,857
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887,000	6,790,466
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550,000	6,370,178
Series 2025-SFR1, Class C, 3.66%, 6/17/2042 (c)	6,095,000	5,830,518
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (c)	5,250,000	4,962,686
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (c)	5,903,000	5,720,027
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	3,259,417	3,288,999
Bridge Trust
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538,000	11,331,061
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (c)	12,131,248	11,763,407
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (c)	6,879,366	6,563,038
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	2,346,623	2,346,187
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	1,393,568	1,424,476
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	1,436,298	1,472,996
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,115,421	1,080,279
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	777,027	754,644
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	4,985,639	4,580,002
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000,000	1,623,915
Series 2022-MH1, Class A, 4.25%, 8/25/2054 (c) (d)	6,350,921	6,245,380
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	8,053,938	8,365,040
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850,000	3,021,424
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830,000	1,785,756
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750,000	4,702,540
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	185,896	184,748
Series 2003-4, Class 1A5, 4.95%, 5/25/2033 (d)	159,187	158,995
Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (d)	104,262	104,377
CoreVest American Finance Trust
Series 2017-2, Class M, 5.30%, 12/25/2027 (a) (c)	6,200,000	6,144,790
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	2,734,431	2,675,907
Series 2019-3, Class XB, IO, 1.36%, 10/15/2052 (a) (c)	27,000,000	1,071,716
Series 2019-3, Class XA, IO, 2.00%, 10/15/2052 (a) (c)	1,051,049	229
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	137,132	136,876
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	1,615,463	1,596,007
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (c) (d)	14,178,345	14,325,289
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,412,228	4,453,262
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 (c)	4,187,689	4,232,371
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 (c)	911,150	775,468
Energy Assets 8.11%, 6/26/2044 ‡	2,335,284	2,404,060
FIGRE Trust
Series 2025-HE5, Class B, 5.48%, 8/25/2055 (a) (c)	1,769,570	1,798,468
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a) (c)	4,144,674	4,184,145
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450,000	11,298,055
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	6,100,000	6,020,239
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000,000	3,934,278
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712,000	11,624,126
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235,000	5,178,376
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250,000	14,807,347
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	9,050,000	8,883,315
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222,400	18,728,938
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	6,600,000	6,480,803
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600,000	13,849,390
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900,000	15,011,689
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000,000	1,009,297
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (c)	13,050,000	13,010,901
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800,000	3,735,542
FW Energy Asset Issuer LLC 7.15%, 6/26/2044 ‡	7,355,938	7,563,942
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (c)	1,183,889	1,055,532
Series 2023-1A, Class A, 5.90%, 1/17/2061 (c)	5,811,131	5,906,297
Series 2023-1A, Class B, 5.90%, 1/17/2061 (c)	4,719,424	4,009,793
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	10,118,863	10,277,365
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,599,572	2,617,559
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	160,720	151,678
Series 2020-1A, Class A, 2.63%, 4/15/2055 (c)	3,920,524	3,393,129
Grene Series 2023-Senior, 5.50%, 1/17/2061 ‡	4,577,251	4,697,175
Grene Energy Senio 11.00%, 1/25/2027 ‡	229,142	185,926
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (d)	6,513,262	6,546,362
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	11,865,112	12,019,579
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (c)	2,666,399	2,471,831
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	438,534	416,110
Series 2018-2A, Class A3, 3.39%, 9/20/2049 ‡	7,561,358	6,993,576
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (c)	331,175	300,549
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (c)	9,328	9,114
Series 2016-2A, Class A, 3.75%, 9/20/2041 (c)	1,675,021	1,630,269
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	252,722	239,658
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (c)	839,589	807,755
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (c)	839,589	826,250
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	1,512,612	1,463,699
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (c)	592,558	554,235
Series 2020-1A, Class A, 2.59%, 9/20/2057 (c)	3,903,744	3,446,336
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	515,815	515,259
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	1,538,650	1,555,248
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	649,027	645,593
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	501,132	513,199
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	947,591	973,717
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	5,982,598	6,085,797
Series 2025-2A, Class C, 5.12%, 5/25/2044 (c)	3,764,617	3,814,764
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (c)	9,203,727	9,295,359
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (c)	8,319,285	8,425,622
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	3,415,004	3,491,782
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	6,530,576	6,681,678
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-A, Class C, 5.89%, 3/15/2044 (c)	3,637,957	3,727,198
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,513,948	11,307,631
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,554,452	10,368,874
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,192,187	3,128,786
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315,487	3,237,395
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434,000	6,310,620
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810,000	8,614,240
Jonah Energy ABS LLC
Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	6,603,871	6,643,494
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,500,445	9,636,301
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (c)	1,919	—
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (a) (c)	1,186,448	19,834
Series 2012-6, Class A, IO, 0.68%, 5/25/2039 ‡ (a) (c)	1,256,750	14,063
Series 2015-2, Class A, IO, 3.36%, 7/25/2041 ‡ (a) (c)	364,416	35,384
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 4.54%, 2/25/2034 (a)	157,581	156,863
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032	14,833,046	77,592
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (a)	6,000,000	6,000,000
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	501,279	504,838
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (c)	6,745,507	6,764,597
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	360,290	357,112
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	240,194	239,095
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	2,661,761	2,741,882
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	1,873,685	1,930,116
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	691,384	671,756
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,133,802	1,102,853
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	1,495,750	1,539,555
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	3,152,721	3,166,693
Series 2025-1A, Class C, 5.75%, 9/22/2042 (c)	7,632,620	7,741,512
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	948,430	975,605
Series 2025-2A, Class B, 4.72%, 10/20/2044 (c)	6,422,883	6,466,908
Series 2025-2A, Class C, 4.97%, 10/20/2044 (c)	5,798,735	5,841,500
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.84%, 11/25/2033 (d)	107,108	107,107
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152,000	6,021,682
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (c)	10,968,141	10,989,373
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,242,751	3,213,661
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,414,246	3,366,530
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 (a) (c)	1,550,000	1,541,417
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000,000	4,892,353
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	10,000,000	10,000,000
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300,000	11,200,345
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775,000	6,712,161
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000,000	5,918,126
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555,000	4,524,738
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870,000	11,872,946
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246,000	5,871,361
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,428,839	6,261,612
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (c)	10,000,000	9,771,615
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576,000	2,481,020
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	7,625,000	7,271,508
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (c)	5,000,000	4,838,305
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (c)	6,500,000	6,175,096
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (c)	7,665,078	7,237,172
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (c)	2,438,585	2,339,131
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (c)	7,730,000	7,332,586
RCKT Mortgage Trust Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (c) (d)	7,900,000	7,907,097
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	478,553	113,308
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	215,555	204,909
Series 2017-1A, Class B, 5.75%, 9/20/2052 (c)	11,019	11,008
Series 2023-1A, Class A, 5.90%, 11/20/2058 (c)	12,844,469	13,462,078
Series 2024-1A, Class A, 6.21%, 11/20/2059 (c)	9,749,823	9,982,973
Repo Buyer RRI Trust 0.00%, 4/14/2055 ‡	1,786,223	1,558,479
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (d)	47,527	41,617
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	1,368,823	1,404,997
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	2,162,904	2,245,918
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	1,100,380	1,110,973
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	1,915,214	1,952,585
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	3,264,230	3,295,281
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	1,740,836	1,766,909
Series 2025-2A, Class C, 5.32%, 4/20/2044 (c)	2,690,234	2,714,575
Series 2025-3A, Class C, 4.98%, 8/22/2044 (c)	2,629,659	2,642,865
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	3,924	3,315
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	73,034	11,958
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	10,859,295	10,929,514
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (c) (d)	9,453,924	9,503,951
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	6,095,000	6,093,732
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669,000	5,639,193
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	287,500	287,500
vMobo, Inc. 7.46%, 7/18/2027 ‡	9,995,881	9,566,258
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (c) (d)	3,880,432	3,881,231
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	237,695	237,781
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	646,922	643,277
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	3,934,543	3,998,753
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	3,235,200	3,289,400
Total Asset-Backed Securities (Cost $784,539,060)		802,571,803
Commercial Mortgage-Backed Securities — 10.8%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	6,000,000	5,839,800
BAML RCAP Frn 8.00%, 10/25/2027 ‡	9,000,000	9,000,000
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500,000	1,760,992
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.53%, 1/27/2050 ‡ (a) (c)	13,000,000	12,526,618
Series 2024-FRR2, Class A, 2.44%, 7/27/2050 ‡ (a) (c)	15,000,000	14,277,169
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-FRR5, Class AK73, 2.04%, 2/27/2051 ‡ (a) (c)	17,316,000	16,312,354
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438,000	13,333,106
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257,000	10,735,149
Series 2024-FRR1, Class A, 2.07%, 4/27/2049 ‡ (a) (c)	9,647,000	7,933,828
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class BK77, 1.34%, 5/27/2051 ‡ (a) (c)	10,685,527	9,916,080
Series 2026-FRR7, Class CK77, 1.34%, 5/27/2051 ‡ (a) (c)	10,000,000	9,180,521
Series 2025-FRR6, Class B, 1.50%, 11/27/2051 ‡ (a) (c)	10,000,000	8,968,752
Series 2025-FRR6, Class C, 1.50%, 11/27/2051 ‡ (a) (c)	6,838,000	5,969,263
Series 2026-FRR7, Class CK97, 1.50%, 7/27/2052 ‡ (a) (c)	12,000,000	10,569,146
Series 2026-FRR7, Class BK97, 1.85%, 7/27/2052 ‡ (a) (c)	13,697,000	12,428,837
BX Trust
Series 2025-DELC, Class B, 5.46%, 12/15/2042 (a) (c)	2,565,000	2,569,809
Series 2025-DELC, Class C, 5.86%, 12/15/2042 (a) (c)	3,560,000	3,571,750
Series 2025-DELC, Class D, 6.26%, 12/15/2042 (a) (c)	3,020,000	3,033,735
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000,000	4,929,888
Commercial Mortgage Trust Series 2013-CR9, Class XB, IO, 1.18%, 7/10/2045 (a) (c)	22,985,008	163,584
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600,000	12,799,285
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	8,320,000	7,467,505
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000,000	5,282,280
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700,000	1,465,791
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (c)	5,080,000	5,129,534
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (c)	3,232,000	3,268,805
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (c)	2,940,000	2,973,176
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	72,242	71,695
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.87%, 12/27/2052 ‡ (a) (c)	12,130,000	10,664,993
Series 2025-FRR1, Class A104, 2.56%, 12/27/2052 ‡ (a) (c)	4,100,000	3,763,987
Series 2025-FRR1, Class A111, 2.25%, 4/27/2053 ‡ (a) (c)	10,810,000	9,606,027
Series 2025-FRR1, Class A120, 2.60%, 9/27/2053 ‡ (a) (c)	6,680,000	5,899,631
FHLMC Series 2025-MN11, Class M1, 5.32%, 7/25/2045 (a) (c)	3,211,506	3,210,756
FHLMC MSCR Trust Series 2021-MN1, Class M1, 5.67%, 1/25/2051 (a) (c)	1,618,829	1,615,544
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	54,403,368	5,755,751
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.73%, 1/25/2033 (a)	14,754,352	12,897,431
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	37,817,185	685,100
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000,000	523,476
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (a)	62,441,891	2,710,222
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300,000	888,317
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	105,365,673	6,154,293
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	97,086,098	3,234,851
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (a)	1,074,793	1,063,388
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (a)	3,672,016	3,631,794
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	2,140,245	2,055,213
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (a)	4,194,343	149,103
Series 2020-M11, IO, 1.76%, 1/25/2029 (a)	65,769,890	2,589,249
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (a)	716,852	701,450
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-M39, Class X1, IO, 1.93%, 7/25/2030 (a)	42,323,749	2,034,401
Series 2020-M50, Class A2, 1.20%, 10/25/2030	103,653	100,313
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (a)	1,648,704	53,449
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	1,895,891	1,791,055
Series 2022-M4, Class 2A2, 1.21%, 12/25/2030 (a)	42,100,000	37,189,187
Series 2021-M4, Class A1, 0.96%, 2/25/2031	4,985,578	4,862,617
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	23,600,000	21,110,219
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (a)	1,041,007	939,322
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900,000	16,792,149
Series 2022-M8, Class A1, 1.94%, 12/25/2031 (a)	554,570	525,840
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (a)	3,370,000	3,033,423
Series 2022-M10, Class A2, 1.92%, 1/25/2032 (a)	24,882,678	22,410,776
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (a)	22,730,000	20,546,383
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (a)	15,000,000	13,907,728
Series 2023-M4, Class A1, 3.77%, 9/25/2032 (a)	7,108,440	7,117,374
Series 2023-M8, Class A1, 4.48%, 11/25/2032 (a)	2,951,893	3,016,456
Series 2021-M6, Class A1, 1.49%, 3/25/2033 (a)	3,056,265	2,961,488
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (a)	6,345,000	6,514,941
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (a)	11,763,480	12,141,887
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000,000	4,349,995
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000,000	4,889,228
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (a)	9,707,586	578,420
Series 2019-M10, Class X, IO, 0.44%, 5/25/2049 (a)	41,433,037	885,842
FREMF Mortgage Trust
Series 2019-K736, Class B, 3.74%, 7/25/2026 (a) (c)	6,500,000	6,469,921
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-K66, Class B, 4.04%, 7/25/2027 (a) (c)	1,000,000	995,190
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (a) (c)	8,000,000	7,787,054
Series 2019-KS12, Class B, 6.59%, 8/25/2029 (a) (c)	9,841,107	9,842,479
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (a) (c)	10,000,000	8,730,737
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (a) (c)	4,835,710	4,551,706
Series 19K-1511, Class B, 4.57%, 3/25/2034 (a) (c)	3,500,000	3,197,244
Series 2016-K56, Class B, 3.93%, 6/25/2049 (a) (c)	1,600,000	1,593,200
Series 2017-K69, Class C, 3.73%, 10/25/2049 (a) (c)	2,765,000	2,714,813
Series 2016-K59, Class B, 3.56%, 11/25/2049 (a) (c)	1,902,000	1,888,541
Series 2017-K65, Class C, 4.08%, 7/25/2050 (a) (c)	3,662,000	3,633,219
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,240,000	1,224,283
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (c)	1,150,000	1,138,387
Series 2018-K75, Class B, 3.97%, 4/25/2051 (a) (c)	3,000,000	2,977,005
Series 2018-K78, Class B, 4.13%, 6/25/2051 (a) (c)	3,449,000	3,423,451
Series 2018-K79, Class C, 4.21%, 7/25/2051 (a) (c)	4,030,000	3,973,254
Series 2018-K81, Class B, 4.17%, 9/25/2051 (a) (c)	2,000,000	1,993,462
Series 2019-K88, Class B, 4.39%, 2/25/2052 (a) (c)	4,000,000	3,999,802
Series 2019-K94, Class C, 3.96%, 7/25/2052 (a) (c)	6,750,000	6,635,216
Series 2019-K98, Class C, 3.74%, 10/25/2052 (a) (c)	6,000,000	5,839,993
Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (c)	7,140,000	6,856,861
Series 2020-K737, Class B, 3.33%, 1/25/2053 (a) (c)	4,832,000	4,786,184
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.94%, 11/27/2050 (a) (c)	8,000,000	7,492,717
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300,000	3,019,769
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (c)	8,263,000	7,543,753
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
GNMA
Series 2012-147, Class AK, 3.01%, 4/16/2054 (a)	3,745,884	3,533,960
Series 2017-76, Class B, 2.60%, 12/16/2056	4,836,178	3,654,132
Series 2020-121, Class B, 1.50%, 8/16/2060	10,913,547	8,340,769
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,652,376	2,743,760
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180,000	4,030,886
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686,000	2,537,435
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 5.88%, 4/15/2038 (a) (c)	32,795	32,795
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000,000	4,450,000
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000,000	5,276,250
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.67%, 11/25/2053 (a) (c)	7,427,149	7,633,425
Series 2024-01, Class M7, 6.42%, 7/25/2054 (a) (c)	1,143,997	1,157,270
P4 SFR Series 2019-STL A, 7.25%, 10/11/2026 ‡	2,465,255	2,440,602
PRM7 Trust
Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (a) (c)	2,945,000	2,956,085
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (c)	6,770,000	6,834,172
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (c)	11,000,000	9,236,262
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,593,234	14,597,408
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000,000	5,203,069
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580,000	16,336,479
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/25/2040 (c)	11,521,209	11,598,217
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-1, Class AS, 5.26%, 6/25/2040 (c)	5,395,000	5,460,748
Series 2025-1, Class B, 5.76%, 6/25/2040 (c)	1,650,000	1,665,710
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500,000	5,927,312
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000,000	6,146,708
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	3,558	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.27%, 2/15/2040 (a) (c)	749,204	747,331
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (a) (c)	684,983	616,471
Total Commercial Mortgage-Backed Securities (Cost $702,253,707)		712,497,018
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	63,000,000	41,353,594
3.88%, 2/15/2043	3,000,000	2,779,453
3.63%, 8/15/2043	97,339,000	86,707,756
4.38%, 8/15/2043	8,956,000	8,809,416
2.25%, 2/15/2052	25,000,000	15,815,430
3.63%, 2/15/2053	17,000,000	14,270,703
U.S. Treasury Notes
2.88%, 5/15/2032	5,000,000	4,782,422
4.00%, 11/15/2035	10,060,000	10,096,153
U.S. Treasury STRIPS Bonds 4.82%, 11/15/2030 (e)	150,000	126,942
Total U.S. Treasury Obligations (Cost $194,896,191)		184,741,869
Corporate Bonds — 0.6%
Diversified — 0.0% ^
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	4,517,798	4,540,387
Financial Services — 0.4%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	3,000,000	2,996,250
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	21,662,856	21,635,777
		24,632,027
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 0.2%
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	12,270,069	12,392,771
Total Corporate Bonds (Cost $41,461,956)		41,565,185
	SHARES
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (f) (g) (Cost $193,629,756)	193,576,195	193,653,625
Total Investments — 101.0% (Cost $6,713,743,023)		6,687,297,111
Liabilities in Excess of Other Assets — (1.0)%		(66,057,520)
NET ASSETS — 100.0%		6,621,239,591

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(e)	The rate shown is the effective yield as of February 28, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	566	06/18/2026	USD	64,400,188	277,661
U.S. Treasury 10 Year Ultra Note	251	06/18/2026	USD	29,300,328	297,656
U.S. Treasury Long Bond	46	06/18/2026	USD	5,448,125	38,016
					613,333

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	February 28, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026

	JPMorgan Flexible Debt ETF	JPMorgan Mortgage-Backed Securities ETF
ASSETS:
Investments in non-affiliates, at value	$1,243,174,347	$6,493,643,486
Investments in affiliates, at value	101,050,621	193,653,625
Cash	56,015	239,083
Foreign currency, at value	3,364,375	—
Deposits at broker for futures contracts	7,693,000	2,071,000
Deposits at broker for centrally cleared swaps	6,630,000	—
Receivables:
Due from custodian	3,348,607	—
Investment securities sold	746,925	3,581
Investment securities sold — delayed delivery securities	38,491	—
Interest from non-affiliates	11,415,161	20,646,843
Dividends from affiliates	560,382	443,674
Tax reclaims	150,942	—
Variation margin on futures contracts	—	397,721
Variation margin on centrally cleared swaps	471,432	—
Unrealized appreciation on forward foreign currency exchange contracts	1,452,956	—
Total Assets	1,380,153,254	6,711,099,013
LIABILITIES:
Payables:
Investment securities purchased	5,518,284	—
Investment securities purchased — delayed delivery securities	83,616,320	87,917,053
Variation margin on futures contracts	409,429	—
Unrealized depreciation on forward foreign currency exchange contracts	779,751	—
Unrealized depreciation on unfunded commitments	858	—
Accrued liabilities:
Investment advisory fees	81,994	477,237
Administration fees	73,183	376,220
Printing and mailing costs	—	100,838
Custodian and accounting fees	90,021	93,449
Trustees’ and Chief Compliance Officer’s fees	36	186
Other	226,956	894,439
Total Liabilities	90,796,832	89,859,422
Net Assets	$1,289,356,422	$6,621,239,591
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
	JPMorgan Flexible Debt ETF	JPMorgan Mortgage-Backed Securities ETF
NET ASSETS:
Paid-in-Capital	$1,404,378,675	$6,794,922,708
Total distributable earnings (loss)	(115,022,253)	(173,683,117)
Total Net Assets	$1,289,356,422	$6,621,239,591
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a) (b)	25,444,687	127,472,366
Net asset value, per share	$50.67	$51.94
Cost of investments in non-affiliates	$1,218,937,753	$6,520,113,267
Cost of investments in affiliates	101,050,265	193,629,756
Cost of foreign currency	3,355,831	—
Net upfront receipts on centrally cleared swaps	(2,204,290)	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	February 28, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026

	JPMorgan Flexible Debt ETF (a)	JPMorgan Mortgage-Backed Securities ETF (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$58,460,534	$261,217,825
Interest income from affiliates	—	18,145
Dividend income from non-affiliates	47,446	—
Dividend income from affiliates	4,112,811	8,271,417
Foreign taxes withheld (net)	(39,020)	—
Total investment income	62,581,771	269,507,387
EXPENSES:
Investment advisory fees	5,346,092	15,167,669
Administration fees	891,015	4,550,323
Distribution fees	49,404	105,305
Service fees (See Note 3.D.)	1,366,173	2,822,848
Custodian and accounting fees	348,474	374,596
Interest expense to non-affiliates	—	12,770
Interest expense to affiliates	37,698	30,334
Professional fees	154,880	100,395
Trustees’ and Chief Compliance Officer’s fees	27,280	36,463
Printing and mailing costs	115,279	471,778
Registration and filing fees	220,655	1,004,875
Transfer agency fees (See Note 2.J.)	25,145	22,675
Other	118,091	82,297
Total expenses	8,700,186	24,782,328
Less fees waived	(1,446,116)	(3,578,089)
Less expense reimbursements	(862,200)	(5,059,008)
Net expenses	6,391,870	16,145,231
Net investment income (loss)	56,189,901	253,362,156

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	91

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
	JPMorgan Flexible Debt ETF (a)	JPMorgan Mortgage-Backed Securities ETF (b)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,127,458)	$(18,707,854)
Investments in affiliates	26,834	21,970
Futures contracts	(1,611,236)	4,805,988
Foreign currency transactions	(151,947)	—
Forward foreign currency exchange contracts	(19,019,458)	—
Swaps	(3,962,975)	—
Net realized gain (loss)	(26,846,240)	(13,879,896)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	50,260,502	213,720,662
Investments in affiliates	(22,760)	(37,975)
Futures contracts	914,872	(837,304)
Foreign currency translations	69,525	—
Forward foreign currency exchange contracts	(166,008)	—
Swaps	3,757,691	—
Unfunded commitments	(769)	—
Change in net unrealized appreciation/depreciation	54,813,053	212,845,383
Net realized/unrealized gains (losses)	27,966,813	198,965,487
Change in net assets resulting from operations	$84,156,714	$452,327,643

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	February 28, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Flexible Debt ETF (a)		JPMorgan Mortgage-Backed Securities ETF (b)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,189,901	$51,841,099	$253,362,156	$229,363,797
Net realized gain (loss)	(26,846,240)	(8,560,870)	(13,879,896)	(6,908,851)
Change in net unrealized appreciation/depreciation	54,813,053	26,254,145	212,845,383	155,533,975
Change in net assets resulting from operations	84,156,714	69,534,374	452,327,643	377,988,921
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(52,670,519)	(52,883,579)	(234,860,350)	(230,192,259)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	61,105,041	148,124,540	447,481,913	687,119,980
NET ASSETS:
Change in net assets	92,591,236	164,775,335	664,949,206	834,916,642
Beginning of period	1,196,765,186	1,031,989,851	5,956,290,385	5,121,373,743
End of period	$1,289,356,422	$1,196,765,186	$6,621,239,591	$5,956,290,385

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Flexible Debt ETF (a)		JPMorgan Mortgage-Backed Securities ETF (b)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (c) (d)
Proceeds from shares issued	$149,192,492	$34,119,268	$1,020,811,527	$914,226,164
Distributions reinvested	5,837,621	9,944,967	31,704,893	96,193,948
Cost of shares redeemed	(69,528,991)	(24,954,539)	(587,789,892)	(1,062,208,255)
Change in net assets resulting from capital transactions	85,501,122	19,109,696	464,726,528	(51,788,143)
Class A
Proceeds from shares issued	2,345,187	10,876,368	4,825,609	30,810,695
Distributions reinvested	653,564	992,043	1,308,461	3,720,871
Cost of shares redeemed	(5,739,786)	(6,493,117)	(17,253,061)	(35,479,945)
Change in net assets resulting from Class A capital transactions	(2,741,035)	5,375,294	(11,118,991)	(948,379)
Class C
Proceeds from shares issued	473,763	1,212,457	258,126	1,351,532
Distributions reinvested	77,064	123,264	117,002	282,200
Cost of shares redeemed	(610,621)	(1,576,599)	(1,355,312)	(2,405,109)
Change in net assets resulting from Class C capital transactions	(59,794)	(240,878)	(980,184)	(771,377)
Class I
Proceeds from shares issued	175,391,664	330,883,187	484,660,595	1,526,575,006
Distributions reinvested	23,786,840	39,647,196	36,097,678	92,985,255
Cost of shares redeemed	(207,186,548)	(247,771,323)	(525,903,713)	(878,932,382)
Change in net assets resulting from Class I capital transactions	(8,008,044)	122,759,060	(5,145,440)	740,627,879
Class R2 (e)
Proceeds from shares issued	25,322	39,302	—	—
Distributions reinvested	8,716	17,093	—	—
Cost of shares redeemed	(401,922)	(181,370)	—	—
Change in net assets resulting from Class R2 capital transactions	(367,884)	(124,975)	—	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF. See Note 1.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF. See Note 1.
(e)
Liquidated on September 23, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Flexible Debt ETF (a)		JPMorgan Mortgage-Backed Securities ETF (b)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (c) (d) (continued)
Class R5 (e)
Proceeds from shares issued	$563,795	$1,253,088	$—	$—
Distributions reinvested	315,763	596,362	—	—
Cost of shares redeemed	(14,098,882)	(603,107)	—	—
Change in net assets resulting from Class R5 capital transactions	(13,219,324)	1,246,343	—	—
Total change in net assets resulting from capital transactions	$61,105,041	$148,124,540	$447,481,913	$687,119,980

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF. See Note 1.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF. See Note 1.
(e)
Liquidated on September 24, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Flexible Debt ETF (a)		JPMorgan Mortgage-Backed Securities ETF (b)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (c) (d)
Issued	2,966,445	3,485,377	20,166,535	90,272,575
Reinvested	118,148	1,024,762	637,984	9,515,388
Redeemed	(1,398,664)	(2,566,421)	(11,810,640)	(104,641,601)
Change in Shares	1,685,929	1,943,718	8,993,879	(4,853,638)
Class A
Issued	47,659	1,117,479	96,929	2,933,567
Reinvested	13,227	102,417	26,338	356,606
Redeemed	(115,847)	(668,116)	(346,628)	(3,391,776)
Change in Class A Shares	(54,961)	551,780	(223,361)	(101,603)
Class C
Issued	9,813	125,475	5,183	134,420
Reinvested	1,558	12,835	2,355	27,987
Redeemed	(12,395)	(163,779)	(27,245)	(237,689)
Change in Class C Shares	(1,024)	(25,469)	(19,707)	(75,282)
Class I
Issued	3,546,506	33,987,857	9,726,349	150,593,654
Reinvested	481,381	4,087,260	726,620	9,190,084
Redeemed	(4,200,918)	(25,486,456)	(10,569,541)	(86,763,659)
Change in Class I Shares	(173,031)	12,588,661	(116,572)	73,020,079
Class R2 (e)
Issued	2,578	4,063	—	—
Reinvested	894	1,773	—	—
Redeemed	(40,766)	(18,782)	—	—
Change in Class R2 Shares	(37,294)	(12,946)	—	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF. See Note 1.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF. See Note 1.
(e)
Liquidated on September 23, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	JPMorgan Flexible Debt ETF (a)		JPMorgan Mortgage-Backed Securities ETF (b)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (c) (d) (continued)
Class R5 (e)
Issued	57,134	128,402	—	—
Reinvested	32,226	61,389	—	—
Redeemed	(1,415,962)	(61,781)	—	—
Change in Class R5 Shares	(1,326,602)	128,010	—	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF. See Note 1.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF. See Note 1.
(e)
Liquidated on September 24, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)(b)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total Distributions
JPMorgan Flexible Debt ETF (h)
Year Ended February 28, 2026	$49.32	$2.42	$1.17	$3.59	$(2.24)	$—	$(2.24)
Year Ended February 28, 2025	48.57	2.37	0.80	3.17	(2.42)	—	(2.42)
Year Ended February 29, 2024	47.66	2.02	0.85	2.87	(1.96)	—	(1.96)
Year Ended February 28, 2023	48.92	1.56	(1.16)	0.40	(1.66)	—	(1.66)
Year Ended February 28, 2022	50.84	1.16	(1.67)	(0.51)	(1.41)	—	(1.41)
JPMorgan Mortgage-Backed Securities ETF (i)
Year Ended February 28, 2026	50.11	2.13	1.67	3.80	(1.97)	—	(1.97)
Year Ended February 28, 2025	48.84	2.05	1.27	3.32	(2.05)	—	(2.05)
Year Ended February 29, 2024	48.74	1.81	0.05	1.86	(1.76)	—	(1.76)
Year Ended February 28, 2023	54.16	1.37	(5.42)	(4.05)	(1.37)	—	(1.37)
Year Ended February 28, 2022	56.06	0.88	(1.85)	(0.97)	(0.88)	(0.05)	(0.93)

(a)
Per share amounts reflect the conversion of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") into JPMorgan Flexible Debt ETF (the "Fund") as of the close of business on September 26, 2025. See Note 1.

(b)
Per Share amounts reflect the conversion of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") into JPMorgan Mortgage-Backed Securities ETF
(the "Fund") as of the close of business on June 27, 2025. See Note 1.

(c)	Calculated based upon average shares outstanding.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on
September 26, 2025. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on September 29, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(f)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 27, 2025. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on June 30, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on September 26, 2025.
Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

(i)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	February 28, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total Return(d)	Market price total return(e)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$50.67	$50.82	7.44%	7.75%	$1,289,356,422	0.45%	4.83%	0.63%	144%
49.32	49.32	6.71	6.71	225,721,053	0.48	4.87	0.59	217
48.57	48.57	6.13	6.13	203,474,613	0.49	4.28	0.59	177
47.66	47.66	0.89	0.89	294,311,012	0.49	3.30	0.59	45
48.92	48.92	(1.05)	(1.05)	214,004,525	0.49	2.30	0.58	103

51.94	52.04	7.76	7.98	6,621,239,591	0.24	4.20	0.36	46
50.11	50.11	6.95	6.95	2,510,782,679	0.23	4.14	0.35	88
48.84	48.84	3.87	3.87	2,494,421,238	0.25	3.68	0.35	20
48.74	48.74	(7.54)	(7.54)	2,039,339,476	0.25	2.69	0.35	57
54.16	54.16	(1.78)	(1.78)	2,462,649,733	0.24	1.57	0.35	132
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Flexible Debt ETF	Diversified
JPMorgan Mortgage-Backed Securities ETF	Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan Unconstrained Debt Fund	JPMorgan Flexible Debt ETF	September 26, 2025
JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF	June 27, 2025
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Funds shares liquidated, and such shareholders received cash equal in value to their Acquired Funds shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund is expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending September 30, 2028 for JPMorgan Flexible Debt ETF and June 30, 2028 for JPMorgan Mortgage-Backed Securities ETF. Each Reorganization did not result in a material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds.
Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the year ended February 28, 2026.
The investment objective of JPMorgan Flexible Debt ETF (“Flexible Debt ETF”) is to seek to provide long-term total return.
The investment objective of JPMorgan Mortgage-Backed Securities ETF (“Mortgage-Backed Securities ETF”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Flexible Debt ETF	NYSE Arca
Mortgage-Backed Securities ETF	NYSE Arca
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation

100	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at February 28, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Flexible Debt ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$169,030,602	$1,724,036	$170,754,638
Collateralized Mortgage Obligations	—	109,981,730	582,357	110,564,087
Commercial Mortgage-Backed Securities	—	90,427,281	6,002,400	96,429,681
Common Stocks
Broadline Retail	—	—	115	115
Containers & Packaging	—	—	141,582	141,582
Machinery	—	—	— (a)	— (a)
Media	41,418	—	—	41,418
Specialty Retail	—	93,387	—	93,387
Wireless Telecommunication Services	—	—	168,872	168,872
Total Common Stocks	41,418	93,387	310,569	445,374
Convertible Bonds	—	53,758,630	—	53,758,630
Corporate Bonds
Aerospace & Defense	—	1,724,343	—	1,724,343
Automobile Components	—	6,532,158	—	6,532,158
Automobiles	—	6,081,354	—	6,081,354
Banks	—	122,262,682	—	122,262,682
Beverages	—	84,985	—	84,985
Biotechnology	—	4,413,629	—	4,413,629
Broadline Retail	—	1,107,118	—	1,107,118
Building Products	—	3,140,452	—	3,140,452
Capital Markets	—	44,017,804	—	44,017,804
Chemicals	—	7,987,839	—	7,987,839
Commercial Services & Supplies	—	5,147,427	—	5,147,427
Communications Equipment	—	115,906	—	115,906
Construction & Engineering	—	2,370,965	—	2,370,965
Construction Materials	—	1,051,260	—	1,051,260
Consumer Finance	—	33,354,488	—	33,354,488
Consumer Staples Distribution & Retail	—	1,171,766	—	1,171,766
Containers & Packaging	—	5,129,117	14,502	5,143,619
Distributors	—	484,642	—	484,642
Diversified Consumer Services	—	500,596	—	500,596
Diversified REITs	—	477,514	—	477,514
Diversified Telecommunication Services	—	16,830,907	—	16,830,907
Electric Utilities	—	47,192,098	—	47,192,098
Electronic Equipment, Instruments & Components	—	1,709,241	—	1,709,241

102	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Flexible Debt ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$1,809,630	$—	$1,809,630
Entertainment	—	4,689,135	—	4,689,135
Financial Services	—	5,846,752	—	5,846,752
Food Products	—	7,224,986	—	7,224,986
Gas Utilities	—	565,892	—	565,892
Ground Transportation	—	3,763,812	—	3,763,812
Health Care Equipment & Supplies	—	801,540	—	801,540
Health Care Providers & Services	—	13,082,421	—	13,082,421
Health Care REITs	—	3,258,150	—	3,258,150
Health Care Technology	—	1,145,963	—	1,145,963
Hotel & Resort REITs	—	637,529	—	637,529
Hotels, Restaurants & Leisure	—	6,976,912	—	6,976,912
Household Durables	—	1,216,548	—	1,216,548
Household Products	—	1,017,175	—	1,017,175
Independent Power and Renewable Electricity Producers	—	3,146,921	—	3,146,921
Insurance	—	6,923,495	—	6,923,495
Interactive Media & Services	—	5,226,179	—	5,226,179
IT Services	—	1,004,723	—	1,004,723
Leisure Products	—	53,245	—	53,245
Machinery	—	1,491,620	—	1,491,620
Marine Transportation	—	1,293,112	—	1,293,112
Media	—	12,460,401	—	12,460,401
Metals & Mining	—	12,919,886	—	12,919,886
Multi-Utilities	—	9,020,779	—	9,020,779
Oil, Gas & Consumable Fuels	—	47,923,079	—	47,923,079
Paper & Forest Products	—	1,242,694	—	1,242,694
Passenger Airlines	—	704,710	—	704,710
Personal Care Products	—	667,332	—	667,332
Pharmaceuticals	—	6,646,875	—	6,646,875
Real Estate Management & Development	—	1,071,881	—	1,071,881
Retail REITs	—	602,136	—	602,136
Semiconductors & Semiconductor Equipment	—	8,324,029	—	8,324,029
Software	—	7,650,053	—	7,650,053
Specialized REITs	—	1,219,917	—	1,219,917
Specialty Retail	—	2,145,876	— (a)	2,145,876
Technology Hardware, Storage & Peripherals	—	716,357	—	716,357
Textiles, Apparel & Luxury Goods	—	1,218,226	—	1,218,226
Tobacco	—	4,542,606	—	4,542,606
Trading Companies & Distributors	—	2,051,893	—	2,051,893
Transportation Infrastructure	—	672,058	—	672,058
Wireless Telecommunication Services	—	9,231,468	—	9,231,468
Total Corporate Bonds	—	515,096,287	14,502	515,110,789
Foreign Government Securities	—	133,467,561	—	133,467,561
Loan Assignments
Automobile Components	—	269,495	—	269,495
Building Products	—	1,738,244	—	1,738,244
Commercial Services & Supplies	—	483,162	—	483,162

February 28, 2026	J.P. Morgan Exchange-Traded Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Flexible Debt ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Containers & Packaging	$—	$136,285	$—	$136,285
Diversified Consumer Services	—	219,622	—	219,622
Diversified Telecommunication Services	—	525,954	—	525,954
Electronic Equipment, Instruments & Components	—	850,649	—	850,649
Entertainment	—	538,203	—	538,203
Financial Services	—	396,431	—	396,431
Ground Transportation	—	148,317	—	148,317
Hotels, Restaurants & Leisure	—	459,844	—	459,844
Insurance	—	539,675	—	539,675
IT Services	—	742,491	—	742,491
Leisure Products	—	38,497	—	38,497
Life Sciences Tools & Services	—	246,123	—	246,123
Media	—	282,075	—	282,075
Oil, Gas & Consumable Fuels	—	400,690	—	400,690
Passenger Airlines	—	638,121	—	638,121
Personal Care Products	—	206,836	—	206,836
Pharmaceuticals	—	96,792	—	96,792
Professional Services	—	592,428	—	592,428
Semiconductors & Semiconductor Equipment	—	683,550	—	683,550
Software	—	4,085,564	—	4,085,564
Specialty Retail	—	614,368	73,903	688,271
Textiles, Apparel & Luxury Goods	—	615,274	—	615,274
Total Loan Assignments	—	15,548,690	73,903	15,622,593
Mortgage-Backed Securities	—	145,511,006	—	145,511,006
Preferred Stocks	—	—	380,135	380,135
Rights	—	—	6,865	6,865
Supranational	—	1,093,625	—	1,093,625
U.S. Treasury Obligations	—	29,363	—	29,363
Short-Term Investments
Investment Companies	101,050,621	—	—	101,050,621
Total Investments in Securities	$101,092,039	$1,234,038,162	$9,094,767	$1,344,224,968
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,452,956	$—	$1,452,956
Futures Contracts	1,565,504	525,416	—	2,090,920
Swaps	—	2,132,290	—	2,132,290
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(779,751)	$—	$(779,751)
Futures Contracts	(2,350,659)	—	—	(2,350,659)
Swaps	—	(189,463)	—	(189,463)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(785,155)	$3,141,448	$—	$2,356,293

(a)	Value is zero.

104	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Mortgage-Backed Securities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$703,075,733	$99,496,070	$802,571,803
Collateralized Mortgage Obligations	—	837,441,423	142,015,597	979,457,020
Commercial Mortgage-Backed Securities	—	526,664,477	185,832,541	712,497,018
Corporate Bonds	—	—	41,565,185	41,565,185
Mortgage-Backed Securities	—	3,772,810,591	—	3,772,810,591
U.S. Treasury Obligations	—	184,741,869	—	184,741,869
Short-Term Investments
Investment Companies	193,653,625	—	—	193,653,625
Total Investments in Securities	$193,653,625	$6,024,734,093	$468,909,393	$6,687,297,111
Appreciation in Other Financial Instruments
Futures Contracts	$613,333	$—	$—	$613,333
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Flexible Debt ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a),*	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$2,523,905	$—	$(1,680)	$2	$—	$(798,191)	$—	$(699,999)	$699,999	$1,724,036
Collateralized Mortgage Obligations	3,458,136	—	7,730	1	579,995	(2,763,506)	—	—	(699,999)	582,357
Commercial Mortgage-Backed Securities	5,999,400	—	3,000	—	—	—	—	—	—	6,002,400
Common Stocks	104,611	(856,020)	920,836	—	277,776	(37,959)	—	(98,675)	—	310,569
Convertible Preferred Stocks	1,048,560	(1,362,900)	266,894	—	1,410,346	(1,362,900)	—	—	—	—
Corporate Bonds	15,502	(43,420)	25,724	1,273	29,204	(13,781)	—	—	—	14,502
Loan Assignments	—	—	—	—	73,903	—	—	—	—	73,903
Preferred Stocks	390,570	—	(10,435)	—	—	—	—	—	—	380,135
Rights	—	—	6,865	—	—	—	—	—	—	6,865
Warrants	— (b)	(143)	143	—	—	—	—	—	—	—
Total	$13,540,684	$(2,262,483)	$1,219,077	$1,276	$2,371,224	$(4,976,337)	$—	$(798,674)	$—	$9,094,767

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Value is zero.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through September 26, 2025.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $1,219,076. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
Mortgage-Backed Securities ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a),*	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$139,192,581	$—	$(162,067)	$54,858	$33,381,458	$(11,958,724)	$79,264	$(60,183,739)	$(907,561)	$99,496,070
Collateralized Mortgage Obligations	64,383,905	962	1,941,977	193,427	90,466,701	(15,868,494)	34,079	(44,521)	907,561	142,015,597
Commercial Mortgage-Backed Securities	41,742,513	—	3,769,981	444,923	102,287,558	(13,323,036)	50,910,602	—	—	185,832,541
Corporate Bonds	—	—	103,229	—	43,099,030	(1,637,074)	—	—	—	41,565,185
Mortgage-Backed Securities	2,659,923	—	(72,323)	—	—	(2,587,600)	—	—	—	—
Total	$247,978,922	$962	$5,580,797	$693,208	$269,234,747	$(45,374,928)	$51,023,945	$(60,228,260)	$—	$468,909,393

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through June 27, 2025.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $5,580,797. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the year ended February 28, 2026, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Flexible Debt ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,724,036	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.24% - 7.64% (6.16%)

Asset-Backed Securities	1.724,036
Total	$1,724,036

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $7,370,731. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

106	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Mortgage-Backed Securities ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$41,565,185	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.32% - 12.39% (10.06%)

Corporate Bonds	41,565,185
	21,804,949	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (27.60%)
			Yield (Discount Rate of Cash Flows)	5.06% - 7.17% (6.51%)

Asset-Backed Securities	21,804,949
	102,020,917	Discounted Cash Flow	Constant Prepayment Rate	8.00% - 100.00% (76.12%)
			Yield (Discount Rate of Cash Flows)	4.71% - 5.92% (4.99%)

Collateralized Mortgage Obligations	102,020,917
	33,838,972	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.17% - 7.41% (5.65%)

Commercial Mortgage-Backed Securities	33,838,972
Total	$199,230,023

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $269,679,370. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— Flexible Debt ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 8.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
D. Unfunded Commitments— Flexible Debt ETF entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At February 28, 2026, Flexible Debt ETF had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the option of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Flexible Debt ETF
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	6.670%	$18,650	$17,744	$—	$—	$18,650	$17,744
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOI, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Counterparty	Collateral amount
Flexible Debt ETF	Collateral Received	Wells Fargo Securities LLC	$(30,000)
Mortgage-Backed Securities ETF	Collateral Received	Goldman Sachs & Co. LLC	(640,000)

108	J.P. Morgan Exchange-Traded Funds	February 28, 2026

F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2026.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Flexible Debt ETF
For the year ended February 28, 2026*
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$—	$326,744,620	$225,688,015	$(6,340)	$356	$101,050,621	101,010,217	$1,674,998	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	90,921,713	290,584,008	381,515,779	33,174	(23,116)	—	—	2,437,813	—
Total	$90,921,713	$617,328,628	$607,203,794	$26,834	$(22,760)	$101,050,621		$4,112,811	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through September 26, 2025.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Mortgage-Backed Securities ETF
For the year ended February 28, 2026*
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$—	$1,155,339,129	$961,710,141	$768	$23,869	$193,653,625	193,576,195	$4,758,114	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	361,182,168	771,250,129	1,132,391,655	21,202	(61,844)	—	—	3,513,303	—
Total	$361,182,168	$1,926,589,258	$2,094,101,796	$21,970	$(37,975)	$193,653,625		$8,271,417	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through June 27, 2025.

H. Derivatives—The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes H(1) — H(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— The Funds used interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered

110	J.P. Morgan Exchange-Traded Funds	February 28, 2026

restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts—Flexible Debt ETF is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps— Flexible Debt ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Credit Default Swaps
Flexible Debt ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Summary of Derivatives Information
The following tables present the value of derivatives held as of February 28, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Flexible Debt ETF	Mortgage-Backed Securities ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,452,956	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(779,751)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	2,090,920	613,333
Swaps at Value (Assets) **	2,136,994	—
Unrealized Depreciation on Futures Contracts *	(2,350,659)	—
Swaps at Value (Liabilities) **	(7,881)	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(2,390,576)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(259,739)	613,333
Swaps at Value **	(261,463)	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	673,205	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2026, by primary underlying risk exposure:
	Flexible Debt ETF	Mortgage-Backed Securities ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(19,019,458)	$—
Interest Rate Risk Exposure:
Futures Contracts	(1,611,236)	4,805,988
Swap Contracts	(1,413,279)	—
Credit Risk Exposure:
Swap Contracts	(2,549,696)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:

112	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	Flexible Debt ETF	Mortgage-Backed Securities ETF
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(166,008)	$—
Interest Rate Risk Exposure:
Futures Contracts	914,872	(837,304)
Swap Contracts	3,939,273	—
Credit Risk Exposure:
Swap Contracts	(181,582)	—
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Flexible Debt ETF	Mortgage-Backed Securities ETF
Futures Contracts:
Average Notional Balance Long	$290,011,532	$235,840,666
Average Notional Balance Short	(359,590,145)	—
Ending Notional Balance Long	324,195,966	99,148,641
Ending Notional Balance Short	(343,736,503)	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(126,035,495)	—
Average Settlement Value Sold	211,298,299	—
Ending Settlement Value Purchased	(175,608,187)	—
Ending Settlement Value Sold	253,773,326	—
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	46,987,516	—
Average Notional Balance - Receives Fixed Rate	299,488,106	—
Ending Notional Balance - Pays Fixed Rate	12,761,280	—
Ending Notional Balance - Receives Fixed Rate	663,953,387	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	30,654,846	—
Ending Notional Balance - Buy Protection	31,128,000	—
I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Funds for the period March 1, 2025 through each respective Closing Date for JPMorgan Flexible Debt ETF and JPMorgan Mortgage-Backed Securities ETF were as follows:
	Class A	Class C	Class I	Class R2	Class R5	ETF Shares	Total
Flexible Debt ETF
Transfer agency fees	$1,210	$580	$20,306	$(294)	$29	$3,314	$25,145
Mortgage-Backed Securities ETF
Transfer agency fees	2,773	456	7,658	n/a	n/a	11,788	22,675
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Flexible Debt ETF	$—	$(18,606,880)	$18,606,880
Mortgage-Backed Securities ETF	—	393,581	(393,581)
The reclassifications for the Funds relate primarily to foreign currency gains or losses, tax adjustments on certain derivatives and investments.
M. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.

114	J.P. Morgan Exchange-Traded Funds	February 28, 2026

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Flexible Debt ETF	0.45%
Mortgage-Backed Securities ETF	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Distribution Fees— Up through the Closing Date, pursuant to a distribution agreements with JPMorgan Trust I and JPMorgan Trust II, JPMDS served as the Acquired Funds' principal underwriter and promoted and arranged for the sale of the Acquired Funds' shares.
Up through the Closing Date, the Acquired Funds' Board had adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Acquired Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Acquired Funds did not charge a distribution fee. The Distribution Plan provided that the Acquired Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2
Flexible Debt ETF	0.25%	0.75%	0.50%
Mortgage-Backed Securities ETF	0.25	0.75	n/a
For the period March 1, 2025 through the Closing Date, JPMDS waived its distribution fee for Flexible Debt ETF and Mortgage-Backed Securities ETF.
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares and certain Class A Shares of the Acquired Funds for which front-end sales charges have been waived. For the period March 1, 2025 through the Closing Date for JPMorgan Mortgage-Backed Securities ETF, JPMDS did not retain any front-end sales charges or CDSCs.
For the period March 1, 2025 through the Closing Date for Flexible Debt ETF, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Flexible Debt ETF	$119	$—
D. Service Fees— Up through the Closing Date, JPMorgan Trust I and JPMorgan Trust II, on behalf of the Acquired Funds, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Funds, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R5
Flexible Debt ETF	0.25%	0.25%	0.25%	0.25%	0.10%
Mortgage-Backed Securities ETF	0.25	0.25	0.25	n/a	n/a

Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Fund. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse Acquired Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of Flexible Debt ETF's average daily net assets and 0.24% of Mortgage-Backed Securities ETF's average daily net assets.
Prior to the Closing date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Acquired Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Acquired Funds’ respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R5	Class R6
Flexible Debt ETF	0.90%	1.40%	0.65%	1.25%	0.60%	0.50%
Mortgage-Backed Securities ETF	0.65	1.15	0.40	n/a	n/a	0.25
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Flexible Debt ETF	$446,449	$231,394	$563,489	$1,241,332	$862,200	$27,397
Mortgage-Backed Securities ETF	1,222,823	782,255	1,123,108	3,128,186	5,059,008	105,305
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 were as follows:

Flexible Debt ETF	$177,387
Mortgage-Backed Securities ETF	344,598
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

116	J.P. Morgan Exchange-Traded Funds	February 28, 2026

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
JPMorgan Trust I and JPMorgan Trust II adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or aportion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Flexible Debt ETF	$1,673,880,104	$1,665,370,636	$—	$—
Mortgage-Backed Securities ETF	3,069,355,435	2,651,016,802	104,426,040	118,710,193
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Debt ETF	$1,331,013,957	$39,262,658	$25,899,644	$13,363,014
Mortgage-Backed Securities ETF	6,716,644,184	153,704,424	182,438,164	(28,733,740)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to foreign currency gains or losses, tax adjustments on certain derivatives and investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Total Distributions Paid
Flexible Debt ETF	$52,670,519	$52,670,519
Mortgage-Backed Securities ETF	234,860,350	234,860,350

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Flexible Debt ETF	$52,883,579	$52,883,579
Mortgage-Backed Securities ETF	230,192,259	230,192,259

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Flexible Debt ETF	$5,361,147	$(127,314,771)	$13,423,109
Mortgage-Backed Securities ETF	21,145,804	(152,444,900)	(28,733,740)

The cumulative timing differences primarily consist of foreign currency gains or losses, post-October capital loss deferrals, tax adjustments on certain derivatives and investments.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Flexible Debt ETF	$65,017,055	$62,297,716
Mortgage-Backed Securities ETF	66,396,295	86,048,605
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Flexible Debt ETF	$(237,175)	$6,662,625
Mortgage-Backed Securities ETF	(1,127,719)	14,688,380
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Mortgage-Backed Securities ETF	$2,660,124
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

118	J.P. Morgan Exchange-Traded Funds	February 28, 2026

7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
JPMorgan Trust I and JPMorgan Trust II, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Acquired Funds did not utilize the Credit Facility during the period March 1, 2025 through the respective Closing Dates. The Funds are not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are

February 28, 2026	J.P. Morgan Exchange-Traded Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties they are invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Flexible Debt ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

120	J.P. Morgan Exchange-Traded Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Flexible Debt ETF and JPMorgan Mortgage-Backed Securities ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Flexible Debt ETF and JPMorgan Mortgage-Backed Securities ETF (two of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	121

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Qualified Interest Income (QII)
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan Flexible Debt ETF	$11,710,617
JPMorgan Mortgage-Backed Securities ETF	150,180,262
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Mortgage-Backed Securities ETF	2.6%

122	J.P. Morgan Exchange-Traded Funds	February 28, 2026

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-CONVETF1-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
JPMorgan Flexible Debt ETF
On May 6-8, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan Flexible Debt ETF (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. The Trustees noted that the Fund was anticipated to commence operations by acquiring the assets of a mutual fund for which the Adviser serves as investment adviser (the “Acquired Fund”). Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also considered the benefits to the Adviser and its affiliates from the conversion of a mutual fund to an ETF, for example, through the expansion of the Adviser’s ETF offerings.
The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allows the Fund’s shareholders to share potential economies of scale, and that the proposed fees are fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in its business in support of the Fund, including the Adviser’s and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it manages one account (including the Acquired Fund) with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees charged to the Fund in comparison to those charged to such other clients were reasonable. The Trustees also considered the benefits to the Acquired Fund shareholders from the fact that the total expense ratio of the Fund, after application of the Fee Cap, would be lower than those of the Acquired Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable. In addition, because the Fund was anticipated to commence operations by acquiring the assets of the Acquired Fund, and the Fund was to be the accounting survivor to the Acquired Fund, the Trustees were provided with performance information for the Acquired Fund.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Cap proposed for the Fund, and the net advisory fee rate and net expense ratio for the Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMCB for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available; however, the Trustees considered the profitability information for the Acquired Fund that they had received in connection with the most recent annual approval of the Acquired Fund’s investment advisory agreement. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2026
Fund	Ticker	Listing Exchange
JPMorgan 100% U.S. Treasury Securities Money Market ETF	JMMF	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan 100% U.S. Treasury Securities Money Market ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 8.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (a)	500,000	500,171
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (a)	500,000	499,977
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (a)	500,000	500,082
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (a)	500,000	500,324
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (a)	500,000	500,813
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (a)	500,000	500,509
U.S. Treasury Notes
4.63%, 10/15/2026	250,000	251,506
4.13%, 10/31/2026	125,000	125,390
4.25%, 11/30/2026	125,000	125,589
1.25%, 12/31/2026	250,000	245,310
1.75%, 12/31/2026	250,000	246,340
4.25%, 12/31/2026	375,000	377,127
4.13%, 1/31/2027	250,000	251,291
Total U.S. Treasury Obligations (Cost $4,623,351)		4,624,429
	SHARES
Short-Term Investments — 96.6%
Investment Companies — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Class IM Shares, 3.59% (b) (c) (Cost $400,432)	400,432	400,432
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 95.8%
U.S. Treasury Bills
3.61%, 3/3/2026 (d)	2,750,000	2,749,725
3.63%, 3/5/2026 (d)	2,000,000	1,999,392
3.59%, 3/10/2026 (d)	9,000,000	8,992,747
3.64%, 3/12/2026 (d)	2,000,000	1,997,983
3.63%, 3/17/2026 (d)	6,500,000	6,490,182
3.65%, 3/19/2026 (d)	2,500,000	2,495,714
3.64%, 3/24/2026 (d)	5,750,000	5,737,289
3.64%, 3/26/2026 (d)	1,500,000	1,496,369
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.64%, 3/31/2026 (d)	4,750,000	4,736,113
3.65%, 4/9/2026 (d)	1,250,000	1,245,220
3.63%, 4/21/2026 (d)	2,000,000	1,989,944
3.58%, 4/28/2026 (d)	1,000,000	994,257
3.56%, 5/5/2026 (d)	1,000,000	993,636
3.54%, 5/12/2026 (d)	500,000	496,464
3.59%, 5/19/2026 (d)	500,000	496,129
3.61%, 5/26/2026 (d)	500,000	495,788
3.56%, 6/4/2026 (d)	1,500,000	1,486,021
3.58%, 6/11/2026 (d)	1,500,000	1,485,002
3.53%, 6/18/2026 (d)	1,000,000	989,293
3.53%, 6/25/2026 (d)	750,000	741,473
3.52%, 7/9/2026 (d)	250,000	246,809
3.54%, 7/16/2026 (d)	500,000	493,309
3.57%, 7/23/2026 (d)	500,000	492,984
3.58%, 7/30/2026 (d)	250,000	246,323
3.58%, 8/6/2026 (d)	500,000	492,324
3.56%, 8/13/2026 (d)	250,000	245,992
3.56%, 8/20/2026 (d)	500,000	491,655
3.59%, 8/27/2026 (d)	500,000	491,305
3.48%, 12/24/2026 (d)	250,000	243,023
3.46%, 2/18/2027 (d)	250,000	241,782
Total U.S. Treasury Obligations (Cost $51,790,842)		51,794,247
Total Short-Term Investments (Cost $52,191,274)		52,194,679
Total Investments — 105.1% (Cost $56,814,625)		56,819,108
Liabilities in Excess of Other Assets — (5.1)%		(2,763,738)
NET ASSETS — 100.0%		54,055,370

Percentages indicated are based on net assets.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2026.
(d)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	1

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2026

JPMorgan 100% U.S. Treasury Securities Money Market ETF
ASSETS:
Investments in non-affiliates, at value	$56,418,676
Investments in affiliates, at value	400,432
Receivables:
Interest from non-affiliates	21,257
Dividends from affiliates	2,537
Total Assets	56,842,902
LIABILITIES:
Payables:
Distributions	36,299
Investment securities purchased	2,744,782
Accrued liabilities:
Management fees (See Note 3.A.)	6,451
Total Liabilities	2,787,532
Net Assets	$54,055,370
NET ASSETS:
Paid-in-Capital	$54,035,218
Total distributable earnings (loss)	20,152
Total Net Assets	$54,055,370
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	540,000
Net asset value, per share	$100.10
Cost of investments in non-affiliates	$56,414,193
Cost of investments in affiliates	400,432
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2026

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED February 28, 2026

JPMorgan 100% U.S. Treasury Securities Money Market ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$417,848
Dividend income from affiliates	6,806
Total investment income	424,654
EXPENSES:
Management fees (See Note 3.A.)	18,368
Total expenses	18,368
Net investment income (loss)	406,286
REALIZED/UNREALIZED GAINS (LOSSES):
Change in net unrealized appreciation/depreciation on investments in non-affiliates	4,483
Change in net assets resulting from operations	$410,769

(a)
Commencement of operations was December 10, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD INDICATED

JPMorgan 100% U.S. Treasury Securities Money Market ETF (a)
Period Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$406,286
Change in net unrealized appreciation/depreciation	4,483
Change in net assets resulting from operations	410,769
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(390,617)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	54,035,218
NET ASSETS:
Change in net assets	54,055,370
Beginning of period	—
End of period	$54,055,370
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$54,035,218
Total change in net assets resulting from capital transactions	$54,035,218
SHARE TRANSACTIONS:
Issued	540,000
Net increase in shares from share transactions	540,000

(a)
Commencement of operations was December 10, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

5

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan 100% U.S. Treasury Securities Money Market ETF
December 10, 2025 (e) through February 28, 2026	$100.06	$0.77	$— (f)	$0.77	$(0.73)	$100.10

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2026

	Ratios/Supplemental data
				Ratios to average net assets (a)
Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)

$100.12	0.78%	0.80%	$54,055,370	0.16%	3.51%
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	7

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan 100% U.S. Treasury Securities Money Market ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund aims to provide current income while seeking to maintain liquidity and a low volatility of principal.
The Fund will seek to qualify as a government money market fund in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, the Fund will not seek to maintain a stable net asset value (NAV) per Share using the amortized cost method of valuation. Instead, the Fund will calculate its NAV per Share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange-traded fund (ETF).
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”).
The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,624,429	$—	$4,624,429
Short-Term Investments
Investment Companies	400,432	—	—	400,432
U.S. Treasury Obligations	—	51,794,247	—	51,794,247
Total Short-Term Investments	400,432	51,794,247	—	52,194,679
Total Investments in Securities	$400,432	$56,418,676	$—	$56,819,108
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of February 28, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended February 28, 2026
Security Description	Value at December 10, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund Class IM Shares, 3.59% (b) (c)	$—	$3,826,911	$3,426,479	$—	$—	$400,432	400,432	$6,806	$—

(a)	Commencement of operations was December 10, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2026.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
D. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
E. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. For the initial period ended February 28, 2026, management has determined that as of February 28, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. When filed, the Fund's Federal tax returns since inception will be subject to examination by the Internal Revenue Service.
For the period ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
F. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid weekly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
G. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
H. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.16% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2026

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$56,814,625	$5,163	$680	$4,483
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
Ordinary Income*	Total Distributions Paid
$390,617	$390,617

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
$52,627	$4,483

The cumulative timing differences primarily consist of dividends payable.
5. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated accountant the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the period ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of February 28, 2026, the Adviser owned shares representing more than 10% of net assets of the Fund:
% of Ownership
JPMorgan 100% U.S. Treasury Securities Money Market ETF	91%
Significant shareholder transactions by the Adviser may impact the Fund's performance.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade

12	J.P. Morgan Exchange-Traded Funds	February 28, 2026

barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan 100% U.S. Treasury Securities Money Market ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan 100% U.S. Treasury Securities Money Market ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the "Fund") as of February 28, 2026, and the related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period December 10, 2025 (commencement of operations) through February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period December 10, 2025 (commencement of operations) through February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Qualified Interest Income (QII) and Short-Term Capital Gain
The Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan 100% U.S. Treasury Securities Money Market ETF	$390,617
Interest Dividends
The Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 28, 2026:
Interest Dividends
JPMorgan 100% U.S. Treasury Securities Money Market ETF	100.0%
Treasury Income
The Fund had 98.20%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026.

February 28, 2026	J.P. Morgan Exchange-Traded Funds	15

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-undefined-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Initial Management Agreement
On August 12-14, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan 100% U.S. Treasury Securities Money Market ETF (the “Fund”). The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of its affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreement;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of the Fund.
The Trustees considered the Adviser’s view that it does not currently manage other vehicles with substantially similar investment strategies as those of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fee
The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB for custody, fund accounting, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was fair and reasonable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 7, 2026